UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-05361

Variable Insurance Products Fund V

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2026

Item 1.

Reports to Stockholders

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2026
VIP Strategic Income Portfolio VIP Strategic Income Portfolio Service Class 2

This semi-annual shareholder report contains information about VIP Strategic Income Portfolio for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 44	0.88%
Key Fund Statistics
(as of June 30, 2026)

KEY FACTS
Fund Size	$1,715,091,665
Number of Holdings	1,467
Portfolio Turnover	139%
What did the Fund invest in?
(as of June 30, 2026)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 21.8
AAA - 1.5
AA - 2.0
A - 1.1
BBB - 6.9
BB - 13.8
B - 15.8
CCC,CC,C - 4.8
D - 0.0
Not Rated - 9.9
Equities - 10.0
Short-Term Investments and Net Other Assets (Liabilities) - 12.4

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

High-Yield Debt - 43.0
U.S. Government & Investment Grade-Debt - 25.7
Emerging-Markets Debt - 15.4
Foreign Developed-Markets Debt - 8.4
Floating-Rate debt - 6.4
Short-Term Investments and Net Other Assets (Liabilities) - 1.1

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 75.1
Germany - 3.5
Canada - 1.7
United Kingdom - 1.5
Mexico - 1.5
Brazil - 1.1
Saudi Arabia - 1.0
Netherlands - 0.9
France - 0.9
Others - 12.8

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	17.0
US Treasury Bonds	5.1
German Federal Republic	3.5
Freddie Mac Multifamily Structured pass-thru certificates	2.4
iShares Broad USD High Yield Corporate Bond ETF	1.1
Canadian Government	1.0
TransDigm Inc	1.0
NVIDIA Corp	0.9
Dutch Government	0.8
United Kingdom of Great Britain and Northern Ireland	0.8
33.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916058.102    1328-TSRS-0826

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2026
VIP Strategic Income Portfolio VIP Strategic Income Portfolio Service Class

This semi-annual shareholder report contains information about VIP Strategic Income Portfolio for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 37	0.73%
Key Fund Statistics
(as of June 30, 2026)

KEY FACTS
Fund Size	$1,715,091,665
Number of Holdings	1,467
Portfolio Turnover	139%
What did the Fund invest in?
(as of June 30, 2026)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 21.8
AAA - 1.5
AA - 2.0
A - 1.1
BBB - 6.9
BB - 13.8
B - 15.8
CCC,CC,C - 4.8
D - 0.0
Not Rated - 9.9
Equities - 10.0
Short-Term Investments and Net Other Assets (Liabilities) - 12.4

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

High-Yield Debt - 43.0
U.S. Government & Investment Grade-Debt - 25.7
Emerging-Markets Debt - 15.4
Foreign Developed-Markets Debt - 8.4
Floating-Rate debt - 6.4
Short-Term Investments and Net Other Assets (Liabilities) - 1.1

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 75.1
Germany - 3.5
Canada - 1.7
United Kingdom - 1.5
Mexico - 1.5
Brazil - 1.1
Saudi Arabia - 1.0
Netherlands - 0.9
France - 0.9
Others - 12.8

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	17.0
US Treasury Bonds	5.1
German Federal Republic	3.5
Freddie Mac Multifamily Structured pass-thru certificates	2.4
iShares Broad USD High Yield Corporate Bond ETF	1.1
Canadian Government	1.0
TransDigm Inc	1.0
NVIDIA Corp	0.9
Dutch Government	0.8
United Kingdom of Great Britain and Northern Ireland	0.8
33.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916057.102    1327-TSRS-0826

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2026
VIP Strategic Income Portfolio VIP Strategic Income Portfolio Investor Class

This semi-annual shareholder report contains information about VIP Strategic Income Portfolio for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 34	0.67%
Key Fund Statistics
(as of June 30, 2026)

KEY FACTS
Fund Size	$1,715,091,665
Number of Holdings	1,467
Portfolio Turnover	139%
What did the Fund invest in?
(as of June 30, 2026)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 21.8
AAA - 1.5
AA - 2.0
A - 1.1
BBB - 6.9
BB - 13.8
B - 15.8
CCC,CC,C - 4.8
D - 0.0
Not Rated - 9.9
Equities - 10.0
Short-Term Investments and Net Other Assets (Liabilities) - 12.4

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

High-Yield Debt - 43.0
U.S. Government & Investment Grade-Debt - 25.7
Emerging-Markets Debt - 15.4
Foreign Developed-Markets Debt - 8.4
Floating-Rate debt - 6.4
Short-Term Investments and Net Other Assets (Liabilities) - 1.1

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 75.1
Germany - 3.5
Canada - 1.7
United Kingdom - 1.5
Mexico - 1.5
Brazil - 1.1
Saudi Arabia - 1.0
Netherlands - 0.9
France - 0.9
Others - 12.8

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	17.0
US Treasury Bonds	5.1
German Federal Republic	3.5
Freddie Mac Multifamily Structured pass-thru certificates	2.4
iShares Broad USD High Yield Corporate Bond ETF	1.1
Canadian Government	1.0
TransDigm Inc	1.0
NVIDIA Corp	0.9
Dutch Government	0.8
United Kingdom of Great Britain and Northern Ireland	0.8
33.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916059.102    1470-TSRS-0826

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2026
VIP Strategic Income Portfolio VIP Strategic Income Portfolio Initial Class

This semi-annual shareholder report contains information about VIP Strategic Income Portfolio for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 32	0.63%
Key Fund Statistics
(as of June 30, 2026)

KEY FACTS
Fund Size	$1,715,091,665
Number of Holdings	1,467
Portfolio Turnover	139%
What did the Fund invest in?
(as of June 30, 2026)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 21.8
AAA - 1.5
AA - 2.0
A - 1.1
BBB - 6.9
BB - 13.8
B - 15.8
CCC,CC,C - 4.8
D - 0.0
Not Rated - 9.9
Equities - 10.0
Short-Term Investments and Net Other Assets (Liabilities) - 12.4

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

High-Yield Debt - 43.0
U.S. Government & Investment Grade-Debt - 25.7
Emerging-Markets Debt - 15.4
Foreign Developed-Markets Debt - 8.4
Floating-Rate debt - 6.4
Short-Term Investments and Net Other Assets (Liabilities) - 1.1

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 75.1
Germany - 3.5
Canada - 1.7
United Kingdom - 1.5
Mexico - 1.5
Brazil - 1.1
Saudi Arabia - 1.0
Netherlands - 0.9
France - 0.9
Others - 12.8

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	17.0
US Treasury Bonds	5.1
German Federal Republic	3.5
Freddie Mac Multifamily Structured pass-thru certificates	2.4
iShares Broad USD High Yield Corporate Bond ETF	1.1
Canadian Government	1.0
TransDigm Inc	1.0
NVIDIA Corp	0.9
Dutch Government	0.8
United Kingdom of Great Britain and Northern Ireland	0.8
33.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916056.102    1326-TSRS-0826

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2026
VIP Investor Freedom Retirement Portfolio℠ VIP Investor Freedom Retirement Portfolio℠

This semi-annual shareholder report contains information about VIP Investor Freedom Retirement Portfolio℠ for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
VIP Investor Freedom Retirement Portfolio℠	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Key Fund Statistics
(as of June 30, 2026)

KEY FACTS
Fund Size	$74,737,629
Number of Holdings	16
Portfolio Turnover	28%
What did the Fund invest in?
(as of June 30, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 57.4
Domestic Equity Funds - 16.4
International Equity Funds - 15.9
Short-Term Funds - 10.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
VIP Investment Grade Bond II Portfolio - Investor Class	33.4
Fidelity Inflation-Protected Bond Index Fund	15.5
VIP Government Money Market Portfolio - Investor Class	10.3
VIP Overseas Portfolio - Investor Class	9.8
VIP Emerging Markets Portfolio - Investor Class	6.1
Fidelity International Bond Index Fund	4.5
VIP Growth Portfolio - Investor Class	4.3
VIP Growth & Income Portfolio - Investor Class	2.9
Fidelity Long-Term Treasury Bond Index Fund	2.8
VIP Contrafund Portfolio - Investor Class	2.5
92.1
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916099.102    1502-TSRS-0826

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2026
VIP Investor Freedom 2050 Portfolio℠ VIP Investor Freedom 2050 Portfolio℠

This semi-annual shareholder report contains information about VIP Investor Freedom 2050 Portfolio℠ for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
VIP Investor Freedom 2050 Portfolio℠	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Key Fund Statistics
(as of June 30, 2026)

KEY FACTS
Fund Size	$18,309,706
Number of Holdings	10
Portfolio Turnover	45%
What did the Fund invest in?
(as of June 30, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 53.0
International Equity Funds - 42.0
Bond Funds - 5.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
VIP Overseas Portfolio - Investor Class	26.8
VIP Growth Portfolio - Investor Class	15.6
VIP Emerging Markets Portfolio - Investor Class	15.2
VIP Growth & Income Portfolio - Investor Class	10.3
VIP Contrafund Portfolio - Investor Class	9.4
VIP Equity Income Portfolio - Investor Class	7.5
VIP Value Portfolio - Investor Class	5.2
Fidelity Long-Term Treasury Bond Index Fund	5.0
VIP Value Strategies Portfolio - Investor Class	2.6
VIP Mid Cap Portfolio - Investor Class	2.4
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916209.102    6577-TSRS-0826

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2026
VIP Investor Freedom 2045 Portfolio℠ VIP Investor Freedom 2045 Portfolio℠

This semi-annual shareholder report contains information about VIP Investor Freedom 2045 Portfolio℠ for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
VIP Investor Freedom 2045 Portfolio℠	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Key Fund Statistics
(as of June 30, 2026)

KEY FACTS
Fund Size	$11,281,979
Number of Holdings	10
Portfolio Turnover	41%
What did the Fund invest in?
(as of June 30, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 52.0
International Equity Funds - 41.3
Bond Funds - 6.7
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
VIP Overseas Portfolio - Investor Class	26.6
VIP Growth Portfolio - Investor Class	15.4
VIP Emerging Markets Portfolio - Investor Class	14.7
VIP Growth & Income Portfolio - Investor Class	10.1
VIP Contrafund Portfolio - Investor Class	9.2
VIP Equity Income Portfolio - Investor Class	7.3
Fidelity Long-Term Treasury Bond Index Fund	6.7
VIP Value Portfolio - Investor Class	5.1
VIP Value Strategies Portfolio - Investor Class	2.6
VIP Mid Cap Portfolio - Investor Class	2.3
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916208.102    6576-TSRS-0826

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2026
VIP Investor Freedom 2040 Portfolio℠ VIP Investor Freedom 2040 Portfolio℠

This semi-annual shareholder report contains information about VIP Investor Freedom 2040 Portfolio℠ for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
VIP Investor Freedom 2040 Portfolio℠	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Key Fund Statistics
(as of June 30, 2026)

KEY FACTS
Fund Size	$31,853,165
Number of Holdings	14
Portfolio Turnover	39%
What did the Fund invest in?
(as of June 30, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 46.0
International Equity Funds - 37.3
Bond Funds - 16.7
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
VIP Overseas Portfolio - Investor Class	24.0
VIP Growth Portfolio - Investor Class	13.5
VIP Emerging Markets Portfolio - Investor Class	13.3
VIP Growth & Income Portfolio - Investor Class	9.0
Fidelity Long-Term Treasury Bond Index Fund	8.3
VIP Contrafund Portfolio - Investor Class	8.1
VIP Equity Income Portfolio - Investor Class	6.5
VIP Value Portfolio - Investor Class	4.6
VIP Investment Grade Bond II Portfolio - Investor Class	4.1
VIP Value Strategies Portfolio - Investor Class	2.3
93.7
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916207.102    6575-TSRS-0826

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2026
VIP Investor Freedom 2035 Portfolio℠ VIP Investor Freedom 2035 Portfolio℠

This semi-annual shareholder report contains information about VIP Investor Freedom 2035 Portfolio℠ for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
VIP Investor Freedom 2035 Portfolio℠	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Key Fund Statistics
(as of June 30, 2026)

KEY FACTS
Fund Size	$41,981,221
Number of Holdings	14
Portfolio Turnover	41%
What did the Fund invest in?
(as of June 30, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 37.3
International Equity Funds - 31.5
Bond Funds - 31.2
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
VIP Overseas Portfolio - Investor Class	20.2
VIP Investment Grade Bond II Portfolio - Investor Class	15.1
VIP Emerging Markets Portfolio - Investor Class	11.3
VIP Growth Portfolio - Investor Class	11.0
Fidelity Long-Term Treasury Bond Index Fund	7.8
VIP Growth & Income Portfolio - Investor Class	7.3
VIP Contrafund Portfolio - Investor Class	6.6
VIP Equity Income Portfolio - Investor Class	5.3
Fidelity Inflation-Protected Bond Index Fund	4.6
VIP Value Portfolio - Investor Class	3.6
92.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916206.102    6574-TSRS-0826

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2026
VIP Investor Freedom 2030 Portfolio℠ VIP Investor Freedom 2030 Portfolio℠

This semi-annual shareholder report contains information about VIP Investor Freedom 2030 Portfolio℠ for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
VIP Investor Freedom 2030 Portfolio℠	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Key Fund Statistics
(as of June 30, 2026)

KEY FACTS
Fund Size	$417,045,043
Number of Holdings	14
Portfolio Turnover	29%
What did the Fund invest in?
(as of June 30, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 39.2
Domestic Equity Funds - 32.5
International Equity Funds - 28.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
VIP Investment Grade Bond II Portfolio - Investor Class	18.7
VIP Overseas Portfolio - Investor Class	18.1
VIP Emerging Markets Portfolio - Investor Class	10.2
VIP Growth Portfolio - Investor Class	9.6
Fidelity Inflation-Protected Bond Index Fund	8.8
Fidelity Long-Term Treasury Bond Index Fund	7.5
VIP Growth & Income Portfolio - Investor Class	6.3
VIP Contrafund Portfolio - Investor Class	5.7
VIP Equity Income Portfolio - Investor Class	4.6
VIP Value Portfolio - Investor Class	3.2
92.7
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916098.102    1501-TSRS-0826

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2026
VIP Investor Freedom 2025 Portfolio℠ VIP Investor Freedom 2025 Portfolio℠

This semi-annual shareholder report contains information about VIP Investor Freedom 2025 Portfolio℠ for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
VIP Investor Freedom 2025 Portfolio℠	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Key Fund Statistics
(as of June 30, 2026)

KEY FACTS
Fund Size	$217,118,723
Number of Holdings	14
Portfolio Turnover	27%
What did the Fund invest in?
(as of June 30, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 45.6
Domestic Equity Funds - 28.7
International Equity Funds - 25.7
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
VIP Investment Grade Bond II Portfolio - Investor Class	22.0
VIP Overseas Portfolio - Investor Class	16.3
Fidelity Inflation-Protected Bond Index Fund	12.6
VIP Emerging Markets Portfolio - Investor Class	9.4
VIP Growth Portfolio - Investor Class	8.5
Fidelity Long-Term Treasury Bond Index Fund	6.5
VIP Growth & Income Portfolio - Investor Class	5.6
VIP Contrafund Portfolio - Investor Class	5.1
VIP Equity Income Portfolio - Investor Class	4.0
Fidelity International Bond Index Fund	3.3
93.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916097.102    1499-TSRS-0826

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2026
VIP Investor Freedom 2020 Portfolio℠ VIP Investor Freedom 2020 Portfolio℠

This semi-annual shareholder report contains information about VIP Investor Freedom 2020 Portfolio℠ for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
VIP Investor Freedom 2020 Portfolio℠	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Key Fund Statistics
(as of June 30, 2026)

KEY FACTS
Fund Size	$187,206,709
Number of Holdings	15
Portfolio Turnover	29%
What did the Fund invest in?
(as of June 30, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 52.9
Domestic Equity Funds - 25.0
International Equity Funds - 22.1
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
VIP Investment Grade Bond II Portfolio - Investor Class	30.0
VIP Overseas Portfolio - Investor Class	13.9
Fidelity Inflation-Protected Bond Index Fund	13.4
VIP Emerging Markets Portfolio - Investor Class	8.2
VIP Growth Portfolio - Investor Class	7.0
VIP Growth & Income Portfolio - Investor Class	4.6
Fidelity International Bond Index Fund	4.4
VIP Contrafund Portfolio - Investor Class	4.2
Fidelity Long-Term Treasury Bond Index Fund	3.9
VIP Equity Income Portfolio - Investor Class	3.3
92.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916096.102    1498-TSRS-0826

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2026
VIP Investor Freedom 2015 Portfolio℠ VIP Investor Freedom 2015 Portfolio℠

This semi-annual shareholder report contains information about VIP Investor Freedom 2015 Portfolio℠ for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
VIP Investor Freedom 2015 Portfolio℠	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Key Fund Statistics
(as of June 30, 2026)

KEY FACTS
Fund Size	$90,811,504
Number of Holdings	16
Portfolio Turnover	26%
What did the Fund invest in?
(as of June 30, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 56.0
Domestic Equity Funds - 21.0
International Equity Funds - 19.2
Short-Term Funds - 3.8
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
VIP Investment Grade Bond II Portfolio - Investor Class	32.7
Fidelity Inflation-Protected Bond Index Fund	14.2
VIP Overseas Portfolio - Investor Class	12.0
VIP Emerging Markets Portfolio - Investor Class	7.2
VIP Growth Portfolio - Investor Class	5.7
Fidelity International Bond Index Fund	4.5
VIP Government Money Market Portfolio - Investor Class	3.8
VIP Growth & Income Portfolio - Investor Class	3.8
VIP Contrafund Portfolio - Investor Class	3.4
Fidelity Long-Term Treasury Bond Index Fund	3.4
90.7
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916095.102    1497-TSRS-0826

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2026
VIP Investor Freedom 2010 Portfolio℠ VIP Investor Freedom 2010 Portfolio℠

This semi-annual shareholder report contains information about VIP Investor Freedom 2010 Portfolio℠ for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
VIP Investor Freedom 2010 Portfolio℠	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Key Fund Statistics
(as of June 30, 2026)

KEY FACTS
Fund Size	$51,654,952
Number of Holdings	16
Portfolio Turnover	24%
What did the Fund invest in?
(as of June 30, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 57.1
Domestic Equity Funds - 17.6
International Equity Funds - 16.8
Short-Term Funds - 8.5
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
VIP Investment Grade Bond II Portfolio - Investor Class	33.2
Fidelity Inflation-Protected Bond Index Fund	15.2
VIP Overseas Portfolio - Investor Class	10.4
VIP Government Money Market Portfolio - Investor Class	8.5
VIP Emerging Markets Portfolio - Investor Class	6.4
VIP Growth Portfolio - Investor Class	4.6
Fidelity International Bond Index Fund	4.5
VIP Growth & Income Portfolio - Investor Class	3.1
Fidelity Long-Term Treasury Bond Index Fund	3.0
VIP Contrafund Portfolio - Investor Class	2.8
91.7
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916094.102    1496-TSRS-0826

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2026
VIP Investment Grade Bond Portfolio VIP Investment Grade Bond Portfolio Service Class 2

This semi-annual shareholder report contains information about VIP Investment Grade Bond Portfolio for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 31	0.63%
Key Fund Statistics
(as of June 30, 2026)

KEY FACTS
Fund Size	$5,112,354,132
Number of Holdings	2,468
Portfolio Turnover	160%
What did the Fund invest in?
(as of June 30, 2026)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 61.7
AAA - 5.5
AA - 0.9
A - 8.2
BBB - 13.5
BB - 3.3
B - 1.0
CCC,CC,C - 0.0
Not Rated - 8.2
Short-Term Investments and Net Other Assets (Liabilities) - (2.3)%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 46.6
Corporate Bonds - 23.8
U.S. Government Agency - Mortgage Securities - 15.1
Asset-Backed Securities - 9.0
CMOs and Other Mortgage Related Securities - 7.3
Other Investments - 0.2
Preferred Securities - 0.1
Options - 0.1
Foreign Government and Government Agency Obligations - 0.1
Bank Loan Obligations - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - (2.3)%

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 90.9
Grand Cayman (UK Overseas Ter) - 4.5
Mexico - 0.8
Bailiwick Of Jersey - 0.8
United Kingdom - 0.7
Ireland - 0.4
Netherlands - 0.4
Japan - 0.2
Switzerland - 0.2
Others - 1.1

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	34.3
US Treasury Bonds	12.3
Fannie Mae Mortgage pass-thru certificates	5.6
Ginnie Mae II Pool	3.9
Freddie Mac Gold Pool	3.7
Freddie Mac Multifamily Structured pass-thru certificates	2.0
Uniform Mortgage Backed Securities	1.4
Bank of America Corp	1.1
JPMorgan Chase & Co	1.0
Morgan Stanley	1.0
66.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915994.102    367-TSRS-0826

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2026
VIP Investment Grade Bond Portfolio VIP Investment Grade Bond Portfolio Service Class

This semi-annual shareholder report contains information about VIP Investment Grade Bond Portfolio for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 24	0.48%
Key Fund Statistics
(as of June 30, 2026)

KEY FACTS
Fund Size	$5,112,354,132
Number of Holdings	2,468
Portfolio Turnover	160%
What did the Fund invest in?
(as of June 30, 2026)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 61.7
AAA - 5.5
AA - 0.9
A - 8.2
BBB - 13.5
BB - 3.3
B - 1.0
CCC,CC,C - 0.0
Not Rated - 8.2
Short-Term Investments and Net Other Assets (Liabilities) - (2.3)%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 46.6
Corporate Bonds - 23.8
U.S. Government Agency - Mortgage Securities - 15.1
Asset-Backed Securities - 9.0
CMOs and Other Mortgage Related Securities - 7.3
Other Investments - 0.2
Preferred Securities - 0.1
Options - 0.1
Foreign Government and Government Agency Obligations - 0.1
Bank Loan Obligations - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - (2.3)%

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 90.9
Grand Cayman (UK Overseas Ter) - 4.5
Mexico - 0.8
Bailiwick Of Jersey - 0.8
United Kingdom - 0.7
Ireland - 0.4
Netherlands - 0.4
Japan - 0.2
Switzerland - 0.2
Others - 1.1

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	34.3
US Treasury Bonds	12.3
Fannie Mae Mortgage pass-thru certificates	5.6
Ginnie Mae II Pool	3.9
Freddie Mac Gold Pool	3.7
Freddie Mac Multifamily Structured pass-thru certificates	2.0
Uniform Mortgage Backed Securities	1.4
Bank of America Corp	1.1
JPMorgan Chase & Co	1.0
Morgan Stanley	1.0
66.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915995.102    827-TSRS-0826

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2026
VIP Investment Grade Bond Portfolio VIP Investment Grade Bond Portfolio Investor Class

This semi-annual shareholder report contains information about VIP Investment Grade Bond Portfolio for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 20	0.41%
Key Fund Statistics
(as of June 30, 2026)

KEY FACTS
Fund Size	$5,112,354,132
Number of Holdings	2,468
Portfolio Turnover	160%
What did the Fund invest in?
(as of June 30, 2026)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 61.7
AAA - 5.5
AA - 0.9
A - 8.2
BBB - 13.5
BB - 3.3
B - 1.0
CCC,CC,C - 0.0
Not Rated - 8.2
Short-Term Investments and Net Other Assets (Liabilities) - (2.3)%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 46.6
Corporate Bonds - 23.8
U.S. Government Agency - Mortgage Securities - 15.1
Asset-Backed Securities - 9.0
CMOs and Other Mortgage Related Securities - 7.3
Other Investments - 0.2
Preferred Securities - 0.1
Options - 0.1
Foreign Government and Government Agency Obligations - 0.1
Bank Loan Obligations - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - (2.3)%

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 90.9
Grand Cayman (UK Overseas Ter) - 4.5
Mexico - 0.8
Bailiwick Of Jersey - 0.8
United Kingdom - 0.7
Ireland - 0.4
Netherlands - 0.4
Japan - 0.2
Switzerland - 0.2
Others - 1.1

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	34.3
US Treasury Bonds	12.3
Fannie Mae Mortgage pass-thru certificates	5.6
Ginnie Mae II Pool	3.9
Freddie Mac Gold Pool	3.7
Freddie Mac Multifamily Structured pass-thru certificates	2.0
Uniform Mortgage Backed Securities	1.4
Bank of America Corp	1.1
JPMorgan Chase & Co	1.0
Morgan Stanley	1.0
66.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915992.102    1460-TSRS-0826

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2026
VIP Investment Grade Bond Portfolio VIP Investment Grade Bond Portfolio Initial Class

This semi-annual shareholder report contains information about VIP Investment Grade Bond Portfolio for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 19	0.38%
Key Fund Statistics
(as of June 30, 2026)

KEY FACTS
Fund Size	$5,112,354,132
Number of Holdings	2,468
Portfolio Turnover	160%
What did the Fund invest in?
(as of June 30, 2026)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 61.7
AAA - 5.5
AA - 0.9
A - 8.2
BBB - 13.5
BB - 3.3
B - 1.0
CCC,CC,C - 0.0
Not Rated - 8.2
Short-Term Investments and Net Other Assets (Liabilities) - (2.3)%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 46.6
Corporate Bonds - 23.8
U.S. Government Agency - Mortgage Securities - 15.1
Asset-Backed Securities - 9.0
CMOs and Other Mortgage Related Securities - 7.3
Other Investments - 0.2
Preferred Securities - 0.1
Options - 0.1
Foreign Government and Government Agency Obligations - 0.1
Bank Loan Obligations - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - (2.3)%

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 90.9
Grand Cayman (UK Overseas Ter) - 4.5
Mexico - 0.8
Bailiwick Of Jersey - 0.8
United Kingdom - 0.7
Ireland - 0.4
Netherlands - 0.4
Japan - 0.2
Switzerland - 0.2
Others - 1.1

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	34.3
US Treasury Bonds	12.3
Fannie Mae Mortgage pass-thru certificates	5.6
Ginnie Mae II Pool	3.9
Freddie Mac Gold Pool	3.7
Freddie Mac Multifamily Structured pass-thru certificates	2.0
Uniform Mortgage Backed Securities	1.4
Bank of America Corp	1.1
JPMorgan Chase & Co	1.0
Morgan Stanley	1.0
66.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915993.102    155-TSRS-0826

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2026
VIP Government Money Market Portfolio VIP Government Money Market Portfolio Service Class 2

This semi-annual shareholder report contains information about VIP Government Money Market Portfolio for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 25	0.49%
Key Fund Statistics
(as of June 30, 2026)

KEY FACTS
Fund Size	$10,475,490,365
Number of Holdings	691
What did the Fund invest in?
(as of June 30, 2026)

EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets)
Days
1-7	59.0
8-30	7.8
31-60	5.7
61-90	8.3
91-180	14.9
>180	6.5

ASSET ALLOCATION (% of Fund's net assets)

Repurchase Agreements - 38.0
U.S. Government Agency - Debt - 32.1
U.S. Treasury Obligations - 32.1
Net Other Assets (Liabilities) - (2.2)%

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915927.102    359-TSRS-0826

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2026
VIP Government Money Market Portfolio VIP Government Money Market Portfolio Service Class

This semi-annual shareholder report contains information about VIP Government Money Market Portfolio for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 17	0.34%
Key Fund Statistics
(as of June 30, 2026)

KEY FACTS
Fund Size	$10,475,490,365
Number of Holdings	691
What did the Fund invest in?
(as of June 30, 2026)

EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets)
Days
1-7	59.0
8-30	7.8
31-60	5.7
61-90	8.3
91-180	14.9
>180	6.5

ASSET ALLOCATION (% of Fund's net assets)

Repurchase Agreements - 38.0
U.S. Government Agency - Debt - 32.1
U.S. Treasury Obligations - 32.1
Net Other Assets (Liabilities) - (2.2)%

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915928.102    713-TSRS-0826

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2026
VIP Government Money Market Portfolio VIP Government Money Market Portfolio Investor Class

This semi-annual shareholder report contains information about VIP Government Money Market Portfolio for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 13	0.27%
Key Fund Statistics
(as of June 30, 2026)

KEY FACTS
Fund Size	$10,475,490,365
Number of Holdings	691
What did the Fund invest in?
(as of June 30, 2026)

EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets)
Days
1-7	59.0
8-30	7.8
31-60	5.7
61-90	8.3
91-180	14.9
>180	6.5

ASSET ALLOCATION (% of Fund's net assets)

Repurchase Agreements - 38.0
U.S. Government Agency - Debt - 32.1
U.S. Treasury Obligations - 32.1
Net Other Assets (Liabilities) - (2.2)%

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915925.102    1455-TSRS-0826

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2026
VIP Government Money Market Portfolio VIP Government Money Market Portfolio Initial Class

This semi-annual shareholder report contains information about VIP Government Money Market Portfolio for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 12	0.24%
Key Fund Statistics
(as of June 30, 2026)

KEY FACTS
Fund Size	$10,475,490,365
Number of Holdings	691
What did the Fund invest in?
(as of June 30, 2026)

EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets)
Days
1-7	59.0
8-30	7.8
31-60	5.7
61-90	8.3
91-180	14.9
>180	6.5

ASSET ALLOCATION (% of Fund's net assets)

Repurchase Agreements - 38.0
U.S. Government Agency - Debt - 32.1
U.S. Treasury Obligations - 32.1
Net Other Assets (Liabilities) - (2.2)%

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915926.102    153-TSRS-0826

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2026
VIP FundsManager® 85% Portfolio VIP FundsManager® 85% Portfolio Service Class 2

This semi-annual shareholder report contains information about VIP FundsManager® 85% Portfolio for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 13	0.25%
Key Fund Statistics
(as of June 30, 2026)

KEY FACTS
Fund Size	$1,414,202,524
Number of Holdings	41
Portfolio Turnover	24%
What did the Fund invest in?
(as of June 30, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 53.5
International Equity Funds - 33.5
Bond Funds - 11.7
Short-Term Investments and Net Other Assets (Liabilities) - 1.3

TOP HOLDINGS (% of Fund's net assets)
VIP Stock Selector Portfolio - Investor Class	40.7
Fidelity Emerging Markets Fund	8.3
Fidelity Overseas Fund	7.6
VIP Investment Grade Bond II Portfolio - Investor Class	4.3
Fidelity Total Bond Fund	4.2
Fidelity Total International Equity Fund	4.0
Fidelity International Capital Appreciation Fund	3.8
Fidelity Stock Selector Small Cap Fund	3.8
Fidelity Enhanced International ETF	3.3
Fidelity International Discovery Fund	2.8
82.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916115.102    1595-TSRS-0826

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2026
VIP FundsManager® 85% Portfolio VIP FundsManager® 85% Portfolio Service Class

This semi-annual shareholder report contains information about VIP FundsManager® 85% Portfolio for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 5	0.10%
Key Fund Statistics
(as of June 30, 2026)

KEY FACTS
Fund Size	$1,414,202,524
Number of Holdings	41
Portfolio Turnover	24%
What did the Fund invest in?
(as of June 30, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 53.5
International Equity Funds - 33.5
Bond Funds - 11.7
Short-Term Investments and Net Other Assets (Liabilities) - 1.3

TOP HOLDINGS (% of Fund's net assets)
VIP Stock Selector Portfolio - Investor Class	40.7
Fidelity Emerging Markets Fund	8.3
Fidelity Overseas Fund	7.6
VIP Investment Grade Bond II Portfolio - Investor Class	4.3
Fidelity Total Bond Fund	4.2
Fidelity Total International Equity Fund	4.0
Fidelity International Capital Appreciation Fund	3.8
Fidelity Stock Selector Small Cap Fund	3.8
Fidelity Enhanced International ETF	3.3
Fidelity International Discovery Fund	2.8
82.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916114.102    1594-TSRS-0826

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2026
VIP FundsManager® 85% Portfolio VIP FundsManager® 85% Portfolio Investor Class

This semi-annual shareholder report contains information about VIP FundsManager® 85% Portfolio for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 5	0.10%
Key Fund Statistics
(as of June 30, 2026)

KEY FACTS
Fund Size	$1,414,202,524
Number of Holdings	41
Portfolio Turnover	24%
What did the Fund invest in?
(as of June 30, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 53.5
International Equity Funds - 33.5
Bond Funds - 11.7
Short-Term Investments and Net Other Assets (Liabilities) - 1.3

TOP HOLDINGS (% of Fund's net assets)
VIP Stock Selector Portfolio - Investor Class	40.7
Fidelity Emerging Markets Fund	8.3
Fidelity Overseas Fund	7.6
VIP Investment Grade Bond II Portfolio - Investor Class	4.3
Fidelity Total Bond Fund	4.2
Fidelity Total International Equity Fund	4.0
Fidelity International Capital Appreciation Fund	3.8
Fidelity Stock Selector Small Cap Fund	3.8
Fidelity Enhanced International ETF	3.3
Fidelity International Discovery Fund	2.8
82.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916113.102    1593-TSRS-0826

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2026
VIP FundsManager® 70% Portfolio VIP FundsManager® 70% Portfolio Service Class 2

This semi-annual shareholder report contains information about VIP FundsManager® 70% Portfolio for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 13	0.25%
Key Fund Statistics
(as of June 30, 2026)

KEY FACTS
Fund Size	$2,956,257,031
Number of Holdings	39
Portfolio Turnover	20%
What did the Fund invest in?
(as of June 30, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 44.5
International Equity Funds - 29.0
Bond Funds - 21.7
Short-Term Investments and Net Other Assets (Liabilities) - 4.8

TOP HOLDINGS (% of Fund's net assets)
VIP Stock Selector Portfolio - Investor Class	33.6
VIP Investment Grade Bond II Portfolio - Investor Class	9.3
Fidelity Total Bond Fund	9.2
Fidelity Emerging Markets Fund	7.3
Fidelity Overseas Fund	6.7
Fidelity Total International Equity Fund	3.3
Fidelity International Capital Appreciation Fund	3.1
Fidelity Stock Selector Small Cap Fund	3.1
Fidelity Enhanced International ETF	2.9
Fidelity International Discovery Fund	2.4
80.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916112.102    1592-TSRS-0826

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2026
VIP FundsManager® 70% Portfolio VIP FundsManager® 70% Portfolio Service Class

This semi-annual shareholder report contains information about VIP FundsManager® 70% Portfolio for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 5	0.10%
Key Fund Statistics
(as of June 30, 2026)

KEY FACTS
Fund Size	$2,956,257,031
Number of Holdings	39
Portfolio Turnover	20%
What did the Fund invest in?
(as of June 30, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 44.5
International Equity Funds - 29.0
Bond Funds - 21.7
Short-Term Investments and Net Other Assets (Liabilities) - 4.8

TOP HOLDINGS (% of Fund's net assets)
VIP Stock Selector Portfolio - Investor Class	33.6
VIP Investment Grade Bond II Portfolio - Investor Class	9.3
Fidelity Total Bond Fund	9.2
Fidelity Emerging Markets Fund	7.3
Fidelity Overseas Fund	6.7
Fidelity Total International Equity Fund	3.3
Fidelity International Capital Appreciation Fund	3.1
Fidelity Stock Selector Small Cap Fund	3.1
Fidelity Enhanced International ETF	2.9
Fidelity International Discovery Fund	2.4
80.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916111.102    1591-TSRS-0826

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2026
VIP FundsManager® 70% Portfolio VIP FundsManager® 70% Portfolio Investor Class

This semi-annual shareholder report contains information about VIP FundsManager® 70% Portfolio for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 5	0.10%
Key Fund Statistics
(as of June 30, 2026)

KEY FACTS
Fund Size	$2,956,257,031
Number of Holdings	39
Portfolio Turnover	20%
What did the Fund invest in?
(as of June 30, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 44.5
International Equity Funds - 29.0
Bond Funds - 21.7
Short-Term Investments and Net Other Assets (Liabilities) - 4.8

TOP HOLDINGS (% of Fund's net assets)
VIP Stock Selector Portfolio - Investor Class	33.6
VIP Investment Grade Bond II Portfolio - Investor Class	9.3
Fidelity Total Bond Fund	9.2
Fidelity Emerging Markets Fund	7.3
Fidelity Overseas Fund	6.7
Fidelity Total International Equity Fund	3.3
Fidelity International Capital Appreciation Fund	3.1
Fidelity Stock Selector Small Cap Fund	3.1
Fidelity Enhanced International ETF	2.9
Fidelity International Discovery Fund	2.4
80.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916110.102    1590-TSRS-0826

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2026
VIP FundsManager® 60% Portfolio VIP FundsManager® 60% Portfolio Service Class 2

This semi-annual shareholder report contains information about VIP FundsManager® 60% Portfolio for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 13	0.25%
Key Fund Statistics
(as of June 30, 2026)

KEY FACTS
Fund Size	$8,256,538,469
Number of Holdings	39
Portfolio Turnover	20%
What did the Fund invest in?
(as of June 30, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 38.5
Bond Funds - 31.7
International Equity Funds - 25.1
Short-Term Investments and Net Other Assets (Liabilities) - 4.7

TOP HOLDINGS (% of Fund's net assets)
VIP Stock Selector Portfolio - Investor Class	28.7
VIP Investment Grade Bond II Portfolio - Investor Class	14.3
Fidelity Total Bond Fund	14.2
Fidelity Emerging Markets Fund	6.2
Fidelity Overseas Fund	5.7
Fidelity Total International Equity Fund	2.9
Fidelity International Capital Appreciation Fund	2.7
Fidelity Stock Selector Small Cap Fund	2.7
Fidelity Enhanced International ETF	2.5
Fidelity International Discovery Fund	2.1
82.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916126.102    1882-TSRS-0826

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2026
VIP FundsManager® 60% Portfolio VIP FundsManager® 60% Portfolio Service Class

This semi-annual shareholder report contains information about VIP FundsManager® 60% Portfolio for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 5	0.10%
Key Fund Statistics
(as of June 30, 2026)

KEY FACTS
Fund Size	$8,256,538,469
Number of Holdings	39
Portfolio Turnover	20%
What did the Fund invest in?
(as of June 30, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 38.5
Bond Funds - 31.7
International Equity Funds - 25.1
Short-Term Investments and Net Other Assets (Liabilities) - 4.7

TOP HOLDINGS (% of Fund's net assets)
VIP Stock Selector Portfolio - Investor Class	28.7
VIP Investment Grade Bond II Portfolio - Investor Class	14.3
Fidelity Total Bond Fund	14.2
Fidelity Emerging Markets Fund	6.2
Fidelity Overseas Fund	5.7
Fidelity Total International Equity Fund	2.9
Fidelity International Capital Appreciation Fund	2.7
Fidelity Stock Selector Small Cap Fund	2.7
Fidelity Enhanced International ETF	2.5
Fidelity International Discovery Fund	2.1
82.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916125.102    1881-TSRS-0826

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2026
VIP FundsManager® 60% Portfolio VIP FundsManager® 60% Portfolio Investor Class

This semi-annual shareholder report contains information about VIP FundsManager® 60% Portfolio for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 5	0.10%
Key Fund Statistics
(as of June 30, 2026)

KEY FACTS
Fund Size	$8,256,538,469
Number of Holdings	39
Portfolio Turnover	20%
What did the Fund invest in?
(as of June 30, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 38.5
Bond Funds - 31.7
International Equity Funds - 25.1
Short-Term Investments and Net Other Assets (Liabilities) - 4.7

TOP HOLDINGS (% of Fund's net assets)
VIP Stock Selector Portfolio - Investor Class	28.7
VIP Investment Grade Bond II Portfolio - Investor Class	14.3
Fidelity Total Bond Fund	14.2
Fidelity Emerging Markets Fund	6.2
Fidelity Overseas Fund	5.7
Fidelity Total International Equity Fund	2.9
Fidelity International Capital Appreciation Fund	2.7
Fidelity Stock Selector Small Cap Fund	2.7
Fidelity Enhanced International ETF	2.5
Fidelity International Discovery Fund	2.1
82.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916124.102    1880-TSRS-0826

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2026
VIP FundsManager® 50% Portfolio VIP FundsManager® 50% Portfolio Service Class 2

This semi-annual shareholder report contains information about VIP FundsManager® 50% Portfolio for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 13	0.25%
Key Fund Statistics
(as of June 30, 2026)

KEY FACTS
Fund Size	$4,052,638,641
Number of Holdings	41
Portfolio Turnover	25%
What did the Fund invest in?
(as of June 30, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 36.7
Domestic Equity Funds - 32.5
International Equity Funds - 21.1
Short-Term Funds - 4.6
Short-Term Investments and Net Other Assets (Liabilities) - 5.1

TOP HOLDINGS (% of Fund's net assets)
VIP Stock Selector Portfolio - Investor Class	24.0
VIP Investment Grade Bond II Portfolio - Investor Class	16.8
Fidelity Total Bond Fund	16.7
Fidelity Emerging Markets Fund	5.2
Fidelity Overseas Fund	4.8
Fidelity Investments Money Market Government Portfolio - Institutional Class	4.6
Fidelity Total International Equity Fund	2.4
Fidelity International Capital Appreciation Fund	2.3
Fidelity Stock Selector Small Cap Fund	2.2
Fidelity Enhanced International ETF	2.0
81.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916109.102    1589-TSRS-0826

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2026
VIP FundsManager® 50% Portfolio VIP FundsManager® 50% Portfolio Service Class

This semi-annual shareholder report contains information about VIP FundsManager® 50% Portfolio for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 5	0.10%
Key Fund Statistics
(as of June 30, 2026)

KEY FACTS
Fund Size	$4,052,638,641
Number of Holdings	41
Portfolio Turnover	25%
What did the Fund invest in?
(as of June 30, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 36.7
Domestic Equity Funds - 32.5
International Equity Funds - 21.1
Short-Term Funds - 4.6
Short-Term Investments and Net Other Assets (Liabilities) - 5.1

TOP HOLDINGS (% of Fund's net assets)
VIP Stock Selector Portfolio - Investor Class	24.0
VIP Investment Grade Bond II Portfolio - Investor Class	16.8
Fidelity Total Bond Fund	16.7
Fidelity Emerging Markets Fund	5.2
Fidelity Overseas Fund	4.8
Fidelity Investments Money Market Government Portfolio - Institutional Class	4.6
Fidelity Total International Equity Fund	2.4
Fidelity International Capital Appreciation Fund	2.3
Fidelity Stock Selector Small Cap Fund	2.2
Fidelity Enhanced International ETF	2.0
81.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916108.102    1588-TSRS-0826

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2026
VIP FundsManager® 50% Portfolio VIP FundsManager® 50% Portfolio Investor Class

This semi-annual shareholder report contains information about VIP FundsManager® 50% Portfolio for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 5	0.10%
Key Fund Statistics
(as of June 30, 2026)

KEY FACTS
Fund Size	$4,052,638,641
Number of Holdings	41
Portfolio Turnover	25%
What did the Fund invest in?
(as of June 30, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 36.7
Domestic Equity Funds - 32.5
International Equity Funds - 21.1
Short-Term Funds - 4.6
Short-Term Investments and Net Other Assets (Liabilities) - 5.1

TOP HOLDINGS (% of Fund's net assets)
VIP Stock Selector Portfolio - Investor Class	24.0
VIP Investment Grade Bond II Portfolio - Investor Class	16.8
Fidelity Total Bond Fund	16.7
Fidelity Emerging Markets Fund	5.2
Fidelity Overseas Fund	4.8
Fidelity Investments Money Market Government Portfolio - Institutional Class	4.6
Fidelity Total International Equity Fund	2.4
Fidelity International Capital Appreciation Fund	2.3
Fidelity Stock Selector Small Cap Fund	2.2
Fidelity Enhanced International ETF	2.0
81.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916107.102    1587-TSRS-0826

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2026
VIP FundsManager® 40% Portfolio VIP FundsManager® 40% Portfolio Service Class 2

This semi-annual shareholder report contains information about VIP FundsManager® 40% Portfolio for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 13	0.25%
Key Fund Statistics
(as of June 30, 2026)

KEY FACTS
Fund Size	$72,207,834
Number of Holdings	32
Portfolio Turnover	32%
What did the Fund invest in?
(as of June 30, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 41.9
Domestic Equity Funds - 26.8
International Equity Funds - 17.3
Short-Term Funds - 9.6
Short-Term Investments and Net Other Assets (Liabilities) - 4.4

TOP HOLDINGS (% of Fund's net assets)
VIP Investment Grade Bond II Portfolio - Investor Class	19.4
Fidelity Total Bond Fund	19.3
VIP Stock Selector Portfolio - Investor Class	19.3
Fidelity Investments Money Market Government Portfolio - Institutional Class	9.6
Fidelity Emerging Markets Fund	4.6
Fidelity Overseas Fund	3.8
Fidelity Inflation-Protected Bond Index Fund	2.0
Fidelity Total International Equity Fund	1.9
Fidelity Stock Selector Small Cap Fund	1.9
Fidelity International Capital Appreciation Fund	1.8
83.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916218.102    6994-TSRS-0826

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2026
VIP FundsManager® 40% Portfolio VIP FundsManager® 40% Portfolio Service Class

This semi-annual shareholder report contains information about VIP FundsManager® 40% Portfolio for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 5	0.10%
Key Fund Statistics
(as of June 30, 2026)

KEY FACTS
Fund Size	$72,207,834
Number of Holdings	32
Portfolio Turnover	32%
What did the Fund invest in?
(as of June 30, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 41.9
Domestic Equity Funds - 26.8
International Equity Funds - 17.3
Short-Term Funds - 9.6
Short-Term Investments and Net Other Assets (Liabilities) - 4.4

TOP HOLDINGS (% of Fund's net assets)
VIP Investment Grade Bond II Portfolio - Investor Class	19.4
Fidelity Total Bond Fund	19.3
VIP Stock Selector Portfolio - Investor Class	19.3
Fidelity Investments Money Market Government Portfolio - Institutional Class	9.6
Fidelity Emerging Markets Fund	4.6
Fidelity Overseas Fund	3.8
Fidelity Inflation-Protected Bond Index Fund	2.0
Fidelity Total International Equity Fund	1.9
Fidelity Stock Selector Small Cap Fund	1.9
Fidelity International Capital Appreciation Fund	1.8
83.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916217.102    6993-TSRS-0826

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2026
VIP FundsManager® 40% Portfolio VIP FundsManager® 40% Portfolio Investor Class

This semi-annual shareholder report contains information about VIP FundsManager® 40% Portfolio for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 5	0.10%
Key Fund Statistics
(as of June 30, 2026)

KEY FACTS
Fund Size	$72,207,834
Number of Holdings	32
Portfolio Turnover	32%
What did the Fund invest in?
(as of June 30, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 41.9
Domestic Equity Funds - 26.8
International Equity Funds - 17.3
Short-Term Funds - 9.6
Short-Term Investments and Net Other Assets (Liabilities) - 4.4

TOP HOLDINGS (% of Fund's net assets)
VIP Investment Grade Bond II Portfolio - Investor Class	19.4
Fidelity Total Bond Fund	19.3
VIP Stock Selector Portfolio - Investor Class	19.3
Fidelity Investments Money Market Government Portfolio - Institutional Class	9.6
Fidelity Emerging Markets Fund	4.6
Fidelity Overseas Fund	3.8
Fidelity Inflation-Protected Bond Index Fund	2.0
Fidelity Total International Equity Fund	1.9
Fidelity Stock Selector Small Cap Fund	1.9
Fidelity International Capital Appreciation Fund	1.8
83.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916213.102    6992-TSRS-0826

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2026
VIP FundsManager® 30% Portfolio VIP FundsManager® 30% Portfolio Service Class 2

This semi-annual shareholder report contains information about VIP FundsManager® 30% Portfolio for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 13	0.25%
Key Fund Statistics
(as of June 30, 2026)

KEY FACTS
Fund Size	$42,742,817
Number of Holdings	31
Portfolio Turnover	33%
What did the Fund invest in?
(as of June 30, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 47.1
Domestic Equity Funds - 20.8
Short-Term Funds - 14.0
International Equity Funds - 13.3
Short-Term Investments and Net Other Assets (Liabilities) - 4.8

TOP HOLDINGS (% of Fund's net assets)
Fidelity Total Bond Fund	22.0
VIP Investment Grade Bond II Portfolio - Investor Class	22.0
VIP Stock Selector Portfolio - Investor Class	14.5
Fidelity Investments Money Market Government Portfolio - Institutional Class	14.0
Fidelity Emerging Markets Fund	3.6
Fidelity Overseas Fund	2.8
Fidelity Inflation-Protected Bond Index Fund	1.9
Fidelity Total International Equity Fund	1.4
Fidelity Commodity Strategy Fund	1.4
Fidelity International Capital Appreciation Fund	1.4
85.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916211.102    6988-TSRS-0826

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2026
VIP FundsManager® 30% Portfolio VIP FundsManager® 30% Portfolio Service Class

This semi-annual shareholder report contains information about VIP FundsManager® 30% Portfolio for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 5	0.10%
Key Fund Statistics
(as of June 30, 2026)

KEY FACTS
Fund Size	$42,742,817
Number of Holdings	31
Portfolio Turnover	33%
What did the Fund invest in?
(as of June 30, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 47.1
Domestic Equity Funds - 20.8
Short-Term Funds - 14.0
International Equity Funds - 13.3
Short-Term Investments and Net Other Assets (Liabilities) - 4.8

TOP HOLDINGS (% of Fund's net assets)
Fidelity Total Bond Fund	22.0
VIP Investment Grade Bond II Portfolio - Investor Class	22.0
VIP Stock Selector Portfolio - Investor Class	14.5
Fidelity Investments Money Market Government Portfolio - Institutional Class	14.0
Fidelity Emerging Markets Fund	3.6
Fidelity Overseas Fund	2.8
Fidelity Inflation-Protected Bond Index Fund	1.9
Fidelity Total International Equity Fund	1.4
Fidelity Commodity Strategy Fund	1.4
Fidelity International Capital Appreciation Fund	1.4
85.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916212.102    6991-TSRS-0826

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2026
VIP FundsManager® 30% Portfolio VIP FundsManager® 30% Portfolio Investor Class

This semi-annual shareholder report contains information about VIP FundsManager® 30% Portfolio for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 5	0.10%
Key Fund Statistics
(as of June 30, 2026)

KEY FACTS
Fund Size	$42,742,817
Number of Holdings	31
Portfolio Turnover	33%
What did the Fund invest in?
(as of June 30, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 47.1
Domestic Equity Funds - 20.8
Short-Term Funds - 14.0
International Equity Funds - 13.3
Short-Term Investments and Net Other Assets (Liabilities) - 4.8

TOP HOLDINGS (% of Fund's net assets)
Fidelity Total Bond Fund	22.0
VIP Investment Grade Bond II Portfolio - Investor Class	22.0
VIP Stock Selector Portfolio - Investor Class	14.5
Fidelity Investments Money Market Government Portfolio - Institutional Class	14.0
Fidelity Emerging Markets Fund	3.6
Fidelity Overseas Fund	2.8
Fidelity Inflation-Protected Bond Index Fund	1.9
Fidelity Total International Equity Fund	1.4
Fidelity Commodity Strategy Fund	1.4
Fidelity International Capital Appreciation Fund	1.4
85.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916210.102    6986-TSRS-0826

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2026
VIP FundsManager® 20% Portfolio VIP FundsManager® 20% Portfolio Service Class 2

This semi-annual shareholder report contains information about VIP FundsManager® 20% Portfolio for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 13	0.25%
Key Fund Statistics
(as of June 30, 2026)

KEY FACTS
Fund Size	$693,352,595
Number of Holdings	39
Portfolio Turnover	25%
What did the Fund invest in?
(as of June 30, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 46.7
Short-Term Funds - 24.6
Domestic Equity Funds - 14.6
International Equity Funds - 9.0
Short-Term Investments and Net Other Assets (Liabilities) - 5.1

TOP HOLDINGS (% of Fund's net assets)
Fidelity Investments Money Market Government Portfolio - Institutional Class	24.6
Fidelity Total Bond Fund	21.8
VIP Investment Grade Bond II Portfolio - Investor Class	21.8
VIP Stock Selector Portfolio - Investor Class	9.5
Fidelity Emerging Markets Fund	2.1
Fidelity Inflation-Protected Bond Index Fund	1.9
Fidelity Overseas Fund	1.9
Fidelity Commodity Strategy Fund	1.4
Fidelity Hedged Equity Fund	1.0
Fidelity Total International Equity Fund	1.0
87.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916106.102    1586-TSRS-0826

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2026
VIP FundsManager® 20% Portfolio VIP FundsManager® 20% Portfolio Service Class

This semi-annual shareholder report contains information about VIP FundsManager® 20% Portfolio for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 5	0.10%
Key Fund Statistics
(as of June 30, 2026)

KEY FACTS
Fund Size	$693,352,595
Number of Holdings	39
Portfolio Turnover	25%
What did the Fund invest in?
(as of June 30, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 46.7
Short-Term Funds - 24.6
Domestic Equity Funds - 14.6
International Equity Funds - 9.0
Short-Term Investments and Net Other Assets (Liabilities) - 5.1

TOP HOLDINGS (% of Fund's net assets)
Fidelity Investments Money Market Government Portfolio - Institutional Class	24.6
Fidelity Total Bond Fund	21.8
VIP Investment Grade Bond II Portfolio - Investor Class	21.8
VIP Stock Selector Portfolio - Investor Class	9.5
Fidelity Emerging Markets Fund	2.1
Fidelity Inflation-Protected Bond Index Fund	1.9
Fidelity Overseas Fund	1.9
Fidelity Commodity Strategy Fund	1.4
Fidelity Hedged Equity Fund	1.0
Fidelity Total International Equity Fund	1.0
87.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916105.102    1585-TSRS-0826

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2026
VIP FundsManager® 20% Portfolio VIP FundsManager® 20% Portfolio Investor Class

This semi-annual shareholder report contains information about VIP FundsManager® 20% Portfolio for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 5	0.10%
Key Fund Statistics
(as of June 30, 2026)

KEY FACTS
Fund Size	$693,352,595
Number of Holdings	39
Portfolio Turnover	25%
What did the Fund invest in?
(as of June 30, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 46.7
Short-Term Funds - 24.6
Domestic Equity Funds - 14.6
International Equity Funds - 9.0
Short-Term Investments and Net Other Assets (Liabilities) - 5.1

TOP HOLDINGS (% of Fund's net assets)
Fidelity Investments Money Market Government Portfolio - Institutional Class	24.6
Fidelity Total Bond Fund	21.8
VIP Investment Grade Bond II Portfolio - Investor Class	21.8
VIP Stock Selector Portfolio - Investor Class	9.5
Fidelity Emerging Markets Fund	2.1
Fidelity Inflation-Protected Bond Index Fund	1.9
Fidelity Overseas Fund	1.9
Fidelity Commodity Strategy Fund	1.4
Fidelity Hedged Equity Fund	1.0
Fidelity Total International Equity Fund	1.0
87.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916104.102    1584-TSRS-0826

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2026
VIP Freedom Lifetime Income® III Portfolio VIP Freedom Lifetime Income® III Portfolio

This semi-annual shareholder report contains information about VIP Freedom Lifetime Income® III Portfolio for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
VIP Freedom Lifetime Income® III Portfolio	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Key Fund Statistics
(as of June 30, 2026)

KEY FACTS
Fund Size	$30,893,430
Number of Holdings	15
Portfolio Turnover	25%
What did the Fund invest in?
(as of June 30, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 51.1
Domestic Equity Funds - 26.0
International Equity Funds - 22.9
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
VIP Investment Grade Bond II Portfolio - Investor Class	28.1
VIP Overseas Portfolio - Investor Class	14.4
Fidelity Inflation-Protected Bond Index Fund	13.1
VIP Emerging Markets Portfolio - Investor Class	8.5
VIP Growth Portfolio - Investor Class	7.4
VIP Growth & Income Portfolio - Investor Class	4.8
Fidelity Long-Term Treasury Bond Index Fund	4.6
VIP Contrafund Portfolio - Investor Class	4.4
Fidelity International Bond Index Fund	4.1
VIP Equity Income Portfolio - Investor Class	3.5
92.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916092.102    1494-TSRS-0826

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2026
VIP Freedom Lifetime Income® II Portfolio VIP Freedom Lifetime Income® II Portfolio

This semi-annual shareholder report contains information about VIP Freedom Lifetime Income® II Portfolio for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
VIP Freedom Lifetime Income® II Portfolio	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Key Fund Statistics
(as of June 30, 2026)

KEY FACTS
Fund Size	$25,581,659
Number of Holdings	16
Portfolio Turnover	24%
What did the Fund invest in?
(as of June 30, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 56.8
Domestic Equity Funds - 18.3
International Equity Funds - 17.4
Short-Term Funds - 7.5
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
VIP Investment Grade Bond II Portfolio - Investor Class	33.1
Fidelity Inflation-Protected Bond Index Fund	14.9
VIP Overseas Portfolio - Investor Class	10.8
VIP Government Money Market Portfolio - Investor Class	7.5
VIP Emerging Markets Portfolio - Investor Class	6.6
VIP Growth Portfolio - Investor Class	5.0
Fidelity International Bond Index Fund	4.5
VIP Growth & Income Portfolio - Investor Class	3.3
Fidelity Long-Term Treasury Bond Index Fund	3.1
VIP Contrafund Portfolio - Investor Class	2.9
91.7
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916091.102    1493-TSRS-0826

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2026
VIP Freedom Lifetime Income® I Portfolio VIP Freedom Lifetime Income® I Portfolio

This semi-annual shareholder report contains information about VIP Freedom Lifetime Income® I Portfolio for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
VIP Freedom Lifetime Income® I Portfolio	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Key Fund Statistics
(as of June 30, 2026)

KEY FACTS
Fund Size	$7,996,170
Number of Holdings	16
Portfolio Turnover	25%
What did the Fund invest in?
(as of June 30, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 57.4
Domestic Equity Funds - 16.4
International Equity Funds - 15.9
Short-Term Funds - 10.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
VIP Investment Grade Bond II Portfolio - Investor Class	33.4
Fidelity Inflation-Protected Bond Index Fund	15.5
VIP Government Money Market Portfolio - Investor Class	10.3
VIP Overseas Portfolio - Investor Class	9.8
VIP Emerging Markets Portfolio - Investor Class	6.1
Fidelity International Bond Index Fund	4.5
VIP Growth Portfolio - Investor Class	4.3
VIP Growth & Income Portfolio - Investor Class	2.9
Fidelity Long-Term Treasury Bond Index Fund	2.8
VIP Contrafund Portfolio - Investor Class	2.5
92.1
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916090.102    1492-TSRS-0826

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2026
VIP Freedom Retirement Portfolio℠ VIP Freedom Retirement Portfolio℠ Service Class 2

This semi-annual shareholder report contains information about VIP Freedom Retirement Portfolio℠ for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 13	0.25%
Key Fund Statistics
(as of June 30, 2026)

KEY FACTS
Fund Size	$117,656,962
Number of Holdings	15
Portfolio Turnover	48%
What did the Fund invest in?
(as of June 30, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 56.6
International Equity Funds - 16.7
Domestic Equity Funds - 15.5
Short-Term Funds - 11.2
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
VIP Investment Grade Bond II Portfolio - Initial Class	30.6
Fidelity Inflation-Protected Bond Index Fund	18.7
VIP Government Money Market Portfolio - Initial Class	11.2
VIP Overseas Portfolio - Initial Class	10.3
VIP Emerging Markets Portfolio - Initial Class	6.4
VIP Growth Portfolio - Initial Class	4.6
Fidelity International Bond Index Fund	4.3
VIP Growth & Income Portfolio - Initial Class	3.0
VIP Contrafund Portfolio - Initial Class	2.7
Fidelity Long-Term Treasury Bond Index Fund	2.6
94.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916071.102    1419-TSRS-0826

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2026
VIP Freedom Retirement Portfolio℠ VIP Freedom Retirement Portfolio℠ Service Class

This semi-annual shareholder report contains information about VIP Freedom Retirement Portfolio℠ for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 5	0.10%
Key Fund Statistics
(as of June 30, 2026)

KEY FACTS
Fund Size	$117,656,962
Number of Holdings	15
Portfolio Turnover	48%
What did the Fund invest in?
(as of June 30, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 56.6
International Equity Funds - 16.7
Domestic Equity Funds - 15.5
Short-Term Funds - 11.2
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
VIP Investment Grade Bond II Portfolio - Initial Class	30.6
Fidelity Inflation-Protected Bond Index Fund	18.7
VIP Government Money Market Portfolio - Initial Class	11.2
VIP Overseas Portfolio - Initial Class	10.3
VIP Emerging Markets Portfolio - Initial Class	6.4
VIP Growth Portfolio - Initial Class	4.6
Fidelity International Bond Index Fund	4.3
VIP Growth & Income Portfolio - Initial Class	3.0
VIP Contrafund Portfolio - Initial Class	2.7
Fidelity Long-Term Treasury Bond Index Fund	2.6
94.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916070.102    1418-TSRS-0826

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2026
VIP Freedom Retirement Portfolio℠ VIP Freedom Retirement Portfolio℠ Initial Class

This semi-annual shareholder report contains information about VIP Freedom Retirement Portfolio℠ for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 0 A	0.00%B
AAmount represents less than $.50
BAmount represents less than 0.005%

Key Fund Statistics
(as of June 30, 2026)

KEY FACTS
Fund Size	$117,656,962
Number of Holdings	15
Portfolio Turnover	48%
What did the Fund invest in?
(as of June 30, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 56.6
International Equity Funds - 16.7
Domestic Equity Funds - 15.5
Short-Term Funds - 11.2
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
VIP Investment Grade Bond II Portfolio - Initial Class	30.6
Fidelity Inflation-Protected Bond Index Fund	18.7
VIP Government Money Market Portfolio - Initial Class	11.2
VIP Overseas Portfolio - Initial Class	10.3
VIP Emerging Markets Portfolio - Initial Class	6.4
VIP Growth Portfolio - Initial Class	4.6
Fidelity International Bond Index Fund	4.3
VIP Growth & Income Portfolio - Initial Class	3.0
VIP Contrafund Portfolio - Initial Class	2.7
Fidelity Long-Term Treasury Bond Index Fund	2.6
94.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916069.102    1417-TSRS-0826

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2026
VIP Freedom 2065 Portfolio℠ VIP Freedom 2065 Portfolio℠ Service Class 2

This semi-annual shareholder report contains information about VIP Freedom 2065 Portfolio℠ for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 13	0.25%
Key Fund Statistics
(as of June 30, 2026)

KEY FACTS
Fund Size	$42,971,644
Number of Holdings	10
Portfolio Turnover	50%
What did the Fund invest in?
(as of June 30, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 54.0
International Equity Funds - 42.9
Bond Funds - 3.1
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
VIP Overseas Portfolio - Initial Class	27.2
VIP Growth Portfolio - Initial Class	16.0
VIP Emerging Markets Portfolio - Initial Class	15.7
VIP Growth & Income Portfolio - Initial Class	10.5
VIP Contrafund Portfolio - Initial Class	9.5
VIP Equity-Income Portfolio - Initial Class	7.6
VIP Value Portfolio - Initial Class	5.3
Fidelity Long-Term Treasury Bond Index Fund	3.1
VIP Value Strategies Portfolio - Initial Class	2.7
VIP Mid Cap Portfolio - Initial Class	2.4
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916193.102    3368-TSRS-0826

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2026
VIP Freedom 2065 Portfolio℠ VIP Freedom 2065 Portfolio℠ Service Class

This semi-annual shareholder report contains information about VIP Freedom 2065 Portfolio℠ for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 5	0.10%
Key Fund Statistics
(as of June 30, 2026)

KEY FACTS
Fund Size	$42,971,644
Number of Holdings	10
Portfolio Turnover	50%
What did the Fund invest in?
(as of June 30, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 54.0
International Equity Funds - 42.9
Bond Funds - 3.1
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
VIP Overseas Portfolio - Initial Class	27.2
VIP Growth Portfolio - Initial Class	16.0
VIP Emerging Markets Portfolio - Initial Class	15.7
VIP Growth & Income Portfolio - Initial Class	10.5
VIP Contrafund Portfolio - Initial Class	9.5
VIP Equity-Income Portfolio - Initial Class	7.6
VIP Value Portfolio - Initial Class	5.3
Fidelity Long-Term Treasury Bond Index Fund	3.1
VIP Value Strategies Portfolio - Initial Class	2.7
VIP Mid Cap Portfolio - Initial Class	2.4
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916192.102    3367-TSRS-0826

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2026
VIP Freedom 2065 Portfolio℠ VIP Freedom 2065 Portfolio℠ Initial Class

This semi-annual shareholder report contains information about VIP Freedom 2065 Portfolio℠ for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 0 A	0.00%B
AAmount represents less than $.50
BAmount represents less than 0.005%

Key Fund Statistics
(as of June 30, 2026)

KEY FACTS
Fund Size	$42,971,644
Number of Holdings	10
Portfolio Turnover	50%
What did the Fund invest in?
(as of June 30, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 54.0
International Equity Funds - 42.9
Bond Funds - 3.1
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
VIP Overseas Portfolio - Initial Class	27.2
VIP Growth Portfolio - Initial Class	16.0
VIP Emerging Markets Portfolio - Initial Class	15.7
VIP Growth & Income Portfolio - Initial Class	10.5
VIP Contrafund Portfolio - Initial Class	9.5
VIP Equity-Income Portfolio - Initial Class	7.6
VIP Value Portfolio - Initial Class	5.3
Fidelity Long-Term Treasury Bond Index Fund	3.1
VIP Value Strategies Portfolio - Initial Class	2.7
VIP Mid Cap Portfolio - Initial Class	2.4
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916191.102    3362-TSRS-0826

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2026
VIP Freedom 2060 Portfolio℠ VIP Freedom 2060 Portfolio℠ Service Class 2

This semi-annual shareholder report contains information about VIP Freedom 2060 Portfolio℠ for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 13	0.25%
Key Fund Statistics
(as of June 30, 2026)

KEY FACTS
Fund Size	$40,966,652
Number of Holdings	10
Portfolio Turnover	36%
What did the Fund invest in?
(as of June 30, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 54.0
International Equity Funds - 42.9
Bond Funds - 3.1
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
VIP Overseas Portfolio - Initial Class	27.2
VIP Growth Portfolio - Initial Class	16.0
VIP Emerging Markets Portfolio - Initial Class	15.7
VIP Growth & Income Portfolio - Initial Class	10.5
VIP Contrafund Portfolio - Initial Class	9.5
VIP Equity-Income Portfolio - Initial Class	7.6
VIP Value Portfolio - Initial Class	5.3
Fidelity Long-Term Treasury Bond Index Fund	3.1
VIP Value Strategies Portfolio - Initial Class	2.7
VIP Mid Cap Portfolio - Initial Class	2.4
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916190.102    3366-TSRS-0826

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2026
VIP Freedom 2060 Portfolio℠ VIP Freedom 2060 Portfolio℠ Service Class

This semi-annual shareholder report contains information about VIP Freedom 2060 Portfolio℠ for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 5	0.10%
Key Fund Statistics
(as of June 30, 2026)

KEY FACTS
Fund Size	$40,966,652
Number of Holdings	10
Portfolio Turnover	36%
What did the Fund invest in?
(as of June 30, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 54.0
International Equity Funds - 42.9
Bond Funds - 3.1
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
VIP Overseas Portfolio - Initial Class	27.2
VIP Growth Portfolio - Initial Class	16.0
VIP Emerging Markets Portfolio - Initial Class	15.7
VIP Growth & Income Portfolio - Initial Class	10.5
VIP Contrafund Portfolio - Initial Class	9.5
VIP Equity-Income Portfolio - Initial Class	7.6
VIP Value Portfolio - Initial Class	5.3
Fidelity Long-Term Treasury Bond Index Fund	3.1
VIP Value Strategies Portfolio - Initial Class	2.7
VIP Mid Cap Portfolio - Initial Class	2.4
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916189.102    3365-TSRS-0826

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2026
VIP Freedom 2060 Portfolio℠ VIP Freedom 2060 Portfolio℠ Initial Class

This semi-annual shareholder report contains information about VIP Freedom 2060 Portfolio℠ for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 0 A	0.00%B
AAmount represents less than $.50
BAmount represents less than 0.005%

Key Fund Statistics
(as of June 30, 2026)

KEY FACTS
Fund Size	$40,966,652
Number of Holdings	10
Portfolio Turnover	36%
What did the Fund invest in?
(as of June 30, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 54.0
International Equity Funds - 42.9
Bond Funds - 3.1
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
VIP Overseas Portfolio - Initial Class	27.2
VIP Growth Portfolio - Initial Class	16.0
VIP Emerging Markets Portfolio - Initial Class	15.7
VIP Growth & Income Portfolio - Initial Class	10.5
VIP Contrafund Portfolio - Initial Class	9.5
VIP Equity-Income Portfolio - Initial Class	7.6
VIP Value Portfolio - Initial Class	5.3
Fidelity Long-Term Treasury Bond Index Fund	3.1
VIP Value Strategies Portfolio - Initial Class	2.7
VIP Mid Cap Portfolio - Initial Class	2.4
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916188.102    3361-TSRS-0826

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2026
VIP Freedom 2055 Portfolio℠ VIP Freedom 2055 Portfolio℠ Service Class 2

This semi-annual shareholder report contains information about VIP Freedom 2055 Portfolio℠ for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 13	0.25%
Key Fund Statistics
(as of June 30, 2026)

KEY FACTS
Fund Size	$48,972,954
Number of Holdings	10
Portfolio Turnover	47%
What did the Fund invest in?
(as of June 30, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 53.8
International Equity Funds - 42.7
Bond Funds - 3.5
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
VIP Overseas Portfolio - Initial Class	27.1
VIP Growth Portfolio - Initial Class	15.8
VIP Emerging Markets Portfolio - Initial Class	15.6
VIP Growth & Income Portfolio - Initial Class	10.5
VIP Contrafund Portfolio - Initial Class	9.5
VIP Equity-Income Portfolio - Initial Class	7.6
VIP Value Portfolio - Initial Class	5.3
Fidelity Long-Term Treasury Bond Index Fund	3.5
VIP Value Strategies Portfolio - Initial Class	2.7
VIP Mid Cap Portfolio - Initial Class	2.4
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916187.102    3364-TSRS-0826

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2026
VIP Freedom 2055 Portfolio℠ VIP Freedom 2055 Portfolio℠ Service Class

This semi-annual shareholder report contains information about VIP Freedom 2055 Portfolio℠ for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 5	0.10%
Key Fund Statistics
(as of June 30, 2026)

KEY FACTS
Fund Size	$48,972,954
Number of Holdings	10
Portfolio Turnover	47%
What did the Fund invest in?
(as of June 30, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 53.8
International Equity Funds - 42.7
Bond Funds - 3.5
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
VIP Overseas Portfolio - Initial Class	27.1
VIP Growth Portfolio - Initial Class	15.8
VIP Emerging Markets Portfolio - Initial Class	15.6
VIP Growth & Income Portfolio - Initial Class	10.5
VIP Contrafund Portfolio - Initial Class	9.5
VIP Equity-Income Portfolio - Initial Class	7.6
VIP Value Portfolio - Initial Class	5.3
Fidelity Long-Term Treasury Bond Index Fund	3.5
VIP Value Strategies Portfolio - Initial Class	2.7
VIP Mid Cap Portfolio - Initial Class	2.4
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916186.102    3363-TSRS-0826

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2026
VIP Freedom 2055 Portfolio℠ VIP Freedom 2055 Portfolio℠ Initial Class

This semi-annual shareholder report contains information about VIP Freedom 2055 Portfolio℠ for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 0 A	0.00%B
AAmount represents less than $.50
BAmount represents less than 0.005%

Key Fund Statistics
(as of June 30, 2026)

KEY FACTS
Fund Size	$48,972,954
Number of Holdings	10
Portfolio Turnover	47%
What did the Fund invest in?
(as of June 30, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 53.8
International Equity Funds - 42.7
Bond Funds - 3.5
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
VIP Overseas Portfolio - Initial Class	27.1
VIP Growth Portfolio - Initial Class	15.8
VIP Emerging Markets Portfolio - Initial Class	15.6
VIP Growth & Income Portfolio - Initial Class	10.5
VIP Contrafund Portfolio - Initial Class	9.5
VIP Equity-Income Portfolio - Initial Class	7.6
VIP Value Portfolio - Initial Class	5.3
Fidelity Long-Term Treasury Bond Index Fund	3.5
VIP Value Strategies Portfolio - Initial Class	2.7
VIP Mid Cap Portfolio - Initial Class	2.4
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916185.102    3360-TSRS-0826

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2026
VIP Freedom 2050 Portfolio℠ VIP Freedom 2050 Portfolio℠ Service Class 2

This semi-annual shareholder report contains information about VIP Freedom 2050 Portfolio℠ for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 13	0.25%
Key Fund Statistics
(as of June 30, 2026)

KEY FACTS
Fund Size	$246,671,918
Number of Holdings	10
Portfolio Turnover	35%
What did the Fund invest in?
(as of June 30, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 53.0
International Equity Funds - 42.0
Bond Funds - 5.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
VIP Overseas Portfolio - Initial Class	26.8
VIP Growth Portfolio - Initial Class	15.6
VIP Emerging Markets Portfolio - Initial Class	15.2
VIP Growth & Income Portfolio - Initial Class	10.3
VIP Contrafund Portfolio - Initial Class	9.4
VIP Equity-Income Portfolio - Initial Class	7.5
VIP Value Portfolio - Initial Class	5.2
Fidelity Long-Term Treasury Bond Index Fund	5.0
VIP Value Strategies Portfolio - Initial Class	2.6
VIP Mid Cap Portfolio - Initial Class	2.4
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916142.102    2170-TSRS-0826

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2026
VIP Freedom 2050 Portfolio℠ VIP Freedom 2050 Portfolio℠ Service Class

This semi-annual shareholder report contains information about VIP Freedom 2050 Portfolio℠ for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 5	0.10%
Key Fund Statistics
(as of June 30, 2026)

KEY FACTS
Fund Size	$246,671,918
Number of Holdings	10
Portfolio Turnover	35%
What did the Fund invest in?
(as of June 30, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 53.0
International Equity Funds - 42.0
Bond Funds - 5.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
VIP Overseas Portfolio - Initial Class	26.8
VIP Growth Portfolio - Initial Class	15.6
VIP Emerging Markets Portfolio - Initial Class	15.2
VIP Growth & Income Portfolio - Initial Class	10.3
VIP Contrafund Portfolio - Initial Class	9.4
VIP Equity-Income Portfolio - Initial Class	7.5
VIP Value Portfolio - Initial Class	5.2
Fidelity Long-Term Treasury Bond Index Fund	5.0
VIP Value Strategies Portfolio - Initial Class	2.6
VIP Mid Cap Portfolio - Initial Class	2.4
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916141.102    2169-TSRS-0826

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2026
VIP Freedom 2050 Portfolio℠ VIP Freedom 2050 Portfolio℠ Initial Class

This semi-annual shareholder report contains information about VIP Freedom 2050 Portfolio℠ for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 0 A	0.00%B
AAmount represents less than $.50
BAmount represents less than 0.005%

Key Fund Statistics
(as of June 30, 2026)

KEY FACTS
Fund Size	$246,671,918
Number of Holdings	10
Portfolio Turnover	35%
What did the Fund invest in?
(as of June 30, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 53.0
International Equity Funds - 42.0
Bond Funds - 5.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
VIP Overseas Portfolio - Initial Class	26.8
VIP Growth Portfolio - Initial Class	15.6
VIP Emerging Markets Portfolio - Initial Class	15.2
VIP Growth & Income Portfolio - Initial Class	10.3
VIP Contrafund Portfolio - Initial Class	9.4
VIP Equity-Income Portfolio - Initial Class	7.5
VIP Value Portfolio - Initial Class	5.2
Fidelity Long-Term Treasury Bond Index Fund	5.0
VIP Value Strategies Portfolio - Initial Class	2.6
VIP Mid Cap Portfolio - Initial Class	2.4
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916140.102    2168-TSRS-0826

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2026
VIP Freedom 2045 Portfolio℠ VIP Freedom 2045 Portfolio℠ Service Class 2

This semi-annual shareholder report contains information about VIP Freedom 2045 Portfolio℠ for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 13	0.25%
Key Fund Statistics
(as of June 30, 2026)

KEY FACTS
Fund Size	$296,469,758
Number of Holdings	10
Portfolio Turnover	33%
What did the Fund invest in?
(as of June 30, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 52.0
International Equity Funds - 41.3
Bond Funds - 6.7
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
VIP Overseas Portfolio - Initial Class	26.6
VIP Growth Portfolio - Initial Class	15.4
VIP Emerging Markets Portfolio - Initial Class	14.7
VIP Growth & Income Portfolio - Initial Class	10.1
VIP Contrafund Portfolio - Initial Class	9.2
VIP Equity-Income Portfolio - Initial Class	7.3
Fidelity Long-Term Treasury Bond Index Fund	6.7
VIP Value Portfolio - Initial Class	5.1
VIP Value Strategies Portfolio - Initial Class	2.6
VIP Mid Cap Portfolio - Initial Class	2.3
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916139.102    2167-TSRS-0826

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2026
VIP Freedom 2045 Portfolio℠ VIP Freedom 2045 Portfolio℠ Service Class

This semi-annual shareholder report contains information about VIP Freedom 2045 Portfolio℠ for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 5	0.10%
Key Fund Statistics
(as of June 30, 2026)

KEY FACTS
Fund Size	$296,469,758
Number of Holdings	10
Portfolio Turnover	33%
What did the Fund invest in?
(as of June 30, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 52.0
International Equity Funds - 41.3
Bond Funds - 6.7
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
VIP Overseas Portfolio - Initial Class	26.6
VIP Growth Portfolio - Initial Class	15.4
VIP Emerging Markets Portfolio - Initial Class	14.7
VIP Growth & Income Portfolio - Initial Class	10.1
VIP Contrafund Portfolio - Initial Class	9.2
VIP Equity-Income Portfolio - Initial Class	7.3
Fidelity Long-Term Treasury Bond Index Fund	6.7
VIP Value Portfolio - Initial Class	5.1
VIP Value Strategies Portfolio - Initial Class	2.6
VIP Mid Cap Portfolio - Initial Class	2.3
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916138.102    2166-TSRS-0826

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2026
VIP Freedom 2045 Portfolio℠ VIP Freedom 2045 Portfolio℠ Initial Class

This semi-annual shareholder report contains information about VIP Freedom 2045 Portfolio℠ for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 0 A	0.00%B
AAmount represents less than $.50
BAmount represents less than 0.005%

Key Fund Statistics
(as of June 30, 2026)

KEY FACTS
Fund Size	$296,469,758
Number of Holdings	10
Portfolio Turnover	33%
What did the Fund invest in?
(as of June 30, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 52.0
International Equity Funds - 41.3
Bond Funds - 6.7
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
VIP Overseas Portfolio - Initial Class	26.6
VIP Growth Portfolio - Initial Class	15.4
VIP Emerging Markets Portfolio - Initial Class	14.7
VIP Growth & Income Portfolio - Initial Class	10.1
VIP Contrafund Portfolio - Initial Class	9.2
VIP Equity-Income Portfolio - Initial Class	7.3
Fidelity Long-Term Treasury Bond Index Fund	6.7
VIP Value Portfolio - Initial Class	5.1
VIP Value Strategies Portfolio - Initial Class	2.6
VIP Mid Cap Portfolio - Initial Class	2.3
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916137.102    2165-TSRS-0826

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2026
VIP Freedom 2040 Portfolio℠ VIP Freedom 2040 Portfolio℠ Service Class 2

This semi-annual shareholder report contains information about VIP Freedom 2040 Portfolio℠ for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 13	0.25%
Key Fund Statistics
(as of June 30, 2026)

KEY FACTS
Fund Size	$538,756,427
Number of Holdings	14
Portfolio Turnover	33%
What did the Fund invest in?
(as of June 30, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 46.0
International Equity Funds - 37.3
Bond Funds - 16.7
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
VIP Overseas Portfolio - Initial Class	24.0
VIP Growth Portfolio - Initial Class	13.5
VIP Emerging Markets Portfolio - Initial Class	13.3
VIP Growth & Income Portfolio - Initial Class	9.0
Fidelity Long-Term Treasury Bond Index Fund	8.4
VIP Contrafund Portfolio - Initial Class	8.1
VIP Equity-Income Portfolio - Initial Class	6.5
VIP Value Portfolio - Initial Class	4.6
VIP Investment Grade Bond II Portfolio - Initial Class	4.1
VIP Value Strategies Portfolio - Initial Class	2.3
93.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916136.102    2164-TSRS-0826

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2026
VIP Freedom 2040 Portfolio℠ VIP Freedom 2040 Portfolio℠ Service Class

This semi-annual shareholder report contains information about VIP Freedom 2040 Portfolio℠ for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 5	0.10%
Key Fund Statistics
(as of June 30, 2026)

KEY FACTS
Fund Size	$538,756,427
Number of Holdings	14
Portfolio Turnover	33%
What did the Fund invest in?
(as of June 30, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 46.0
International Equity Funds - 37.3
Bond Funds - 16.7
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
VIP Overseas Portfolio - Initial Class	24.0
VIP Growth Portfolio - Initial Class	13.5
VIP Emerging Markets Portfolio - Initial Class	13.3
VIP Growth & Income Portfolio - Initial Class	9.0
Fidelity Long-Term Treasury Bond Index Fund	8.4
VIP Contrafund Portfolio - Initial Class	8.1
VIP Equity-Income Portfolio - Initial Class	6.5
VIP Value Portfolio - Initial Class	4.6
VIP Investment Grade Bond II Portfolio - Initial Class	4.1
VIP Value Strategies Portfolio - Initial Class	2.3
93.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916135.102    2163-TSRS-0826

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2026
VIP Freedom 2040 Portfolio℠ VIP Freedom 2040 Portfolio℠ Initial Class

This semi-annual shareholder report contains information about VIP Freedom 2040 Portfolio℠ for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 0 A	0.00%B
AAmount represents less than $.50
BAmount represents less than 0.005%

Key Fund Statistics
(as of June 30, 2026)

KEY FACTS
Fund Size	$538,756,427
Number of Holdings	14
Portfolio Turnover	33%
What did the Fund invest in?
(as of June 30, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 46.0
International Equity Funds - 37.3
Bond Funds - 16.7
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
VIP Overseas Portfolio - Initial Class	24.0
VIP Growth Portfolio - Initial Class	13.5
VIP Emerging Markets Portfolio - Initial Class	13.3
VIP Growth & Income Portfolio - Initial Class	9.0
Fidelity Long-Term Treasury Bond Index Fund	8.4
VIP Contrafund Portfolio - Initial Class	8.1
VIP Equity-Income Portfolio - Initial Class	6.5
VIP Value Portfolio - Initial Class	4.6
VIP Investment Grade Bond II Portfolio - Initial Class	4.1
VIP Value Strategies Portfolio - Initial Class	2.3
93.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916134.102    2162-TSRS-0826

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2026
VIP Freedom 2035 Portfolio℠ VIP Freedom 2035 Portfolio℠ Service Class 2

This semi-annual shareholder report contains information about VIP Freedom 2035 Portfolio℠ for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 13	0.25%
Key Fund Statistics
(as of June 30, 2026)

KEY FACTS
Fund Size	$535,060,559
Number of Holdings	14
Portfolio Turnover	35%
What did the Fund invest in?
(as of June 30, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 37.3
International Equity Funds - 31.5
Bond Funds - 31.2
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
VIP Overseas Portfolio - Initial Class	20.2
VIP Investment Grade Bond II Portfolio - Initial Class	14.3
VIP Emerging Markets Portfolio - Initial Class	11.3
VIP Growth Portfolio - Initial Class	11.0
Fidelity Long-Term Treasury Bond Index Fund	8.0
VIP Growth & Income Portfolio - Initial Class	7.3
VIP Contrafund Portfolio - Initial Class	6.6
VIP Equity-Income Portfolio - Initial Class	5.3
Fidelity Inflation-Protected Bond Index Fund	4.9
VIP Value Portfolio - Initial Class	3.6
92.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916133.102    2161-TSRS-0826

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2026
VIP Freedom 2035 Portfolio℠ VIP Freedom 2035 Portfolio℠ Service Class

This semi-annual shareholder report contains information about VIP Freedom 2035 Portfolio℠ for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 5	0.10%
Key Fund Statistics
(as of June 30, 2026)

KEY FACTS
Fund Size	$535,060,559
Number of Holdings	14
Portfolio Turnover	35%
What did the Fund invest in?
(as of June 30, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 37.3
International Equity Funds - 31.5
Bond Funds - 31.2
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
VIP Overseas Portfolio - Initial Class	20.2
VIP Investment Grade Bond II Portfolio - Initial Class	14.3
VIP Emerging Markets Portfolio - Initial Class	11.3
VIP Growth Portfolio - Initial Class	11.0
Fidelity Long-Term Treasury Bond Index Fund	8.0
VIP Growth & Income Portfolio - Initial Class	7.3
VIP Contrafund Portfolio - Initial Class	6.6
VIP Equity-Income Portfolio - Initial Class	5.3
Fidelity Inflation-Protected Bond Index Fund	4.9
VIP Value Portfolio - Initial Class	3.6
92.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916132.102    2160-TSRS-0826

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2026
VIP Freedom 2035 Portfolio℠ VIP Freedom 2035 Portfolio℠ Initial Class

This semi-annual shareholder report contains information about VIP Freedom 2035 Portfolio℠ for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 0 A	0.00%B
AAmount represents less than $.50
BAmount represents less than 0.005%

Key Fund Statistics
(as of June 30, 2026)

KEY FACTS
Fund Size	$535,060,559
Number of Holdings	14
Portfolio Turnover	35%
What did the Fund invest in?
(as of June 30, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 37.3
International Equity Funds - 31.5
Bond Funds - 31.2
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
VIP Overseas Portfolio - Initial Class	20.2
VIP Investment Grade Bond II Portfolio - Initial Class	14.3
VIP Emerging Markets Portfolio - Initial Class	11.3
VIP Growth Portfolio - Initial Class	11.0
Fidelity Long-Term Treasury Bond Index Fund	8.0
VIP Growth & Income Portfolio - Initial Class	7.3
VIP Contrafund Portfolio - Initial Class	6.6
VIP Equity-Income Portfolio - Initial Class	5.3
Fidelity Inflation-Protected Bond Index Fund	4.9
VIP Value Portfolio - Initial Class	3.6
92.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916131.102    2159-TSRS-0826

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2026
VIP Freedom 2030 Portfolio℠ VIP Freedom 2030 Portfolio℠ Service Class 2

This semi-annual shareholder report contains information about VIP Freedom 2030 Portfolio℠ for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 13	0.25%
Key Fund Statistics
(as of June 30, 2026)

KEY FACTS
Fund Size	$964,674,625
Number of Holdings	14
Portfolio Turnover	38%
What did the Fund invest in?
(as of June 30, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 39.2
Domestic Equity Funds - 32.5
International Equity Funds - 28.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
VIP Overseas Portfolio - Initial Class	18.1
VIP Investment Grade Bond II Portfolio - Initial Class	17.8
VIP Emerging Markets Portfolio - Initial Class	10.2
VIP Growth Portfolio - Initial Class	9.6
Fidelity Inflation-Protected Bond Index Fund	9.1
Fidelity Long-Term Treasury Bond Index Fund	7.7
VIP Growth & Income Portfolio - Initial Class	6.3
VIP Contrafund Portfolio - Initial Class	5.8
VIP Equity-Income Portfolio - Initial Class	4.6
Fidelity International Bond Index Fund	3.4
92.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916089.102    1437-TSRS-0826

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2026
VIP Freedom 2030 Portfolio℠ VIP Freedom 2030 Portfolio℠ Service Class

This semi-annual shareholder report contains information about VIP Freedom 2030 Portfolio℠ for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 5	0.10%
Key Fund Statistics
(as of June 30, 2026)

KEY FACTS
Fund Size	$964,674,625
Number of Holdings	14
Portfolio Turnover	38%
What did the Fund invest in?
(as of June 30, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 39.2
Domestic Equity Funds - 32.5
International Equity Funds - 28.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
VIP Overseas Portfolio - Initial Class	18.1
VIP Investment Grade Bond II Portfolio - Initial Class	17.8
VIP Emerging Markets Portfolio - Initial Class	10.2
VIP Growth Portfolio - Initial Class	9.6
Fidelity Inflation-Protected Bond Index Fund	9.1
Fidelity Long-Term Treasury Bond Index Fund	7.7
VIP Growth & Income Portfolio - Initial Class	6.3
VIP Contrafund Portfolio - Initial Class	5.8
VIP Equity-Income Portfolio - Initial Class	4.6
Fidelity International Bond Index Fund	3.4
92.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916088.102    1436-TSRS-0826

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2026
VIP Freedom 2030 Portfolio℠ VIP Freedom 2030 Portfolio℠ Initial Class

This semi-annual shareholder report contains information about VIP Freedom 2030 Portfolio℠ for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 0 A	0.00%B
AAmount represents less than $.50
BAmount represents less than 0.005%

Key Fund Statistics
(as of June 30, 2026)

KEY FACTS
Fund Size	$964,674,625
Number of Holdings	14
Portfolio Turnover	38%
What did the Fund invest in?
(as of June 30, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 39.2
Domestic Equity Funds - 32.5
International Equity Funds - 28.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
VIP Overseas Portfolio - Initial Class	18.1
VIP Investment Grade Bond II Portfolio - Initial Class	17.8
VIP Emerging Markets Portfolio - Initial Class	10.2
VIP Growth Portfolio - Initial Class	9.6
Fidelity Inflation-Protected Bond Index Fund	9.1
Fidelity Long-Term Treasury Bond Index Fund	7.7
VIP Growth & Income Portfolio - Initial Class	6.3
VIP Contrafund Portfolio - Initial Class	5.8
VIP Equity-Income Portfolio - Initial Class	4.6
Fidelity International Bond Index Fund	3.4
92.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916087.102    1435-TSRS-0826

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2026
VIP Freedom 2025 Portfolio℠ VIP Freedom 2025 Portfolio℠ Service Class 2

This semi-annual shareholder report contains information about VIP Freedom 2025 Portfolio℠ for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 13	0.25%
Key Fund Statistics
(as of June 30, 2026)

KEY FACTS
Fund Size	$398,399,722
Number of Holdings	14
Portfolio Turnover	32%
What did the Fund invest in?
(as of June 30, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 45.7
Domestic Equity Funds - 28.6
International Equity Funds - 25.7
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
VIP Investment Grade Bond II Portfolio - Initial Class	21.3
VIP Overseas Portfolio - Initial Class	16.3
Fidelity Inflation-Protected Bond Index Fund	12.9
VIP Emerging Markets Portfolio - Initial Class	9.4
VIP Growth Portfolio - Initial Class	8.5
Fidelity Long-Term Treasury Bond Index Fund	6.7
VIP Growth & Income Portfolio - Initial Class	5.6
VIP Contrafund Portfolio - Initial Class	5.1
VIP Equity-Income Portfolio - Initial Class	4.0
Fidelity International Bond Index Fund	3.6
93.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916086.102    1434-TSRS-0826

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2026
VIP Freedom 2025 Portfolio℠ VIP Freedom 2025 Portfolio℠ Service Class

This semi-annual shareholder report contains information about VIP Freedom 2025 Portfolio℠ for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 5	0.10%
Key Fund Statistics
(as of June 30, 2026)

KEY FACTS
Fund Size	$398,399,722
Number of Holdings	14
Portfolio Turnover	32%
What did the Fund invest in?
(as of June 30, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 45.7
Domestic Equity Funds - 28.6
International Equity Funds - 25.7
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
VIP Investment Grade Bond II Portfolio - Initial Class	21.3
VIP Overseas Portfolio - Initial Class	16.3
Fidelity Inflation-Protected Bond Index Fund	12.9
VIP Emerging Markets Portfolio - Initial Class	9.4
VIP Growth Portfolio - Initial Class	8.5
Fidelity Long-Term Treasury Bond Index Fund	6.7
VIP Growth & Income Portfolio - Initial Class	5.6
VIP Contrafund Portfolio - Initial Class	5.1
VIP Equity-Income Portfolio - Initial Class	4.0
Fidelity International Bond Index Fund	3.6
93.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916085.102    1433-TSRS-0826

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2026
VIP Freedom 2025 Portfolio℠ VIP Freedom 2025 Portfolio℠ Initial Class

This semi-annual shareholder report contains information about VIP Freedom 2025 Portfolio℠ for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 0 A	0.00%B
AAmount represents less than $.50
BAmount represents less than 0.005%

Key Fund Statistics
(as of June 30, 2026)

KEY FACTS
Fund Size	$398,399,722
Number of Holdings	14
Portfolio Turnover	32%
What did the Fund invest in?
(as of June 30, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 45.7
Domestic Equity Funds - 28.6
International Equity Funds - 25.7
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
VIP Investment Grade Bond II Portfolio - Initial Class	21.3
VIP Overseas Portfolio - Initial Class	16.3
Fidelity Inflation-Protected Bond Index Fund	12.9
VIP Emerging Markets Portfolio - Initial Class	9.4
VIP Growth Portfolio - Initial Class	8.5
Fidelity Long-Term Treasury Bond Index Fund	6.7
VIP Growth & Income Portfolio - Initial Class	5.6
VIP Contrafund Portfolio - Initial Class	5.1
VIP Equity-Income Portfolio - Initial Class	4.0
Fidelity International Bond Index Fund	3.6
93.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916084.102    1432-TSRS-0826

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2026
VIP Freedom 2020 Portfolio℠ VIP Freedom 2020 Portfolio℠ Service Class 2

This semi-annual shareholder report contains information about VIP Freedom 2020 Portfolio℠ for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 13	0.25%
Key Fund Statistics
(as of June 30, 2026)

KEY FACTS
Fund Size	$495,117,545
Number of Holdings	15
Portfolio Turnover	28%
What did the Fund invest in?
(as of June 30, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 52.8
Domestic Equity Funds - 24.3
International Equity Funds - 22.7
Short-Term Funds - 0.2
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
VIP Investment Grade Bond II Portfolio - Initial Class	29.3
Fidelity Inflation-Protected Bond Index Fund	15.2
VIP Overseas Portfolio - Initial Class	14.3
VIP Emerging Markets Portfolio - Initial Class	8.4
VIP Growth Portfolio - Initial Class	7.2
VIP Growth & Income Portfolio - Initial Class	4.7
Fidelity International Bond Index Fund	4.4
VIP Contrafund Portfolio - Initial Class	4.3
Fidelity Long-Term Treasury Bond Index Fund	3.5
VIP Equity-Income Portfolio - Initial Class	3.4
94.7
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916083.102    1431-TSRS-0826

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2026
VIP Freedom 2020 Portfolio℠ VIP Freedom 2020 Portfolio℠ Service Class

This semi-annual shareholder report contains information about VIP Freedom 2020 Portfolio℠ for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 5	0.10%
Key Fund Statistics
(as of June 30, 2026)

KEY FACTS
Fund Size	$495,117,545
Number of Holdings	15
Portfolio Turnover	28%
What did the Fund invest in?
(as of June 30, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 52.8
Domestic Equity Funds - 24.3
International Equity Funds - 22.7
Short-Term Funds - 0.2
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
VIP Investment Grade Bond II Portfolio - Initial Class	29.3
Fidelity Inflation-Protected Bond Index Fund	15.2
VIP Overseas Portfolio - Initial Class	14.3
VIP Emerging Markets Portfolio - Initial Class	8.4
VIP Growth Portfolio - Initial Class	7.2
VIP Growth & Income Portfolio - Initial Class	4.7
Fidelity International Bond Index Fund	4.4
VIP Contrafund Portfolio - Initial Class	4.3
Fidelity Long-Term Treasury Bond Index Fund	3.5
VIP Equity-Income Portfolio - Initial Class	3.4
94.7
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916082.102    1430-TSRS-0826

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2026
VIP Freedom 2020 Portfolio℠ VIP Freedom 2020 Portfolio℠ Initial Class

This semi-annual shareholder report contains information about VIP Freedom 2020 Portfolio℠ for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 0 A	0.00%B
AAmount represents less than $.50
BAmount represents less than 0.005%

Key Fund Statistics
(as of June 30, 2026)

KEY FACTS
Fund Size	$495,117,545
Number of Holdings	15
Portfolio Turnover	28%
What did the Fund invest in?
(as of June 30, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 52.8
Domestic Equity Funds - 24.3
International Equity Funds - 22.7
Short-Term Funds - 0.2
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
VIP Investment Grade Bond II Portfolio - Initial Class	29.3
Fidelity Inflation-Protected Bond Index Fund	15.2
VIP Overseas Portfolio - Initial Class	14.3
VIP Emerging Markets Portfolio - Initial Class	8.4
VIP Growth Portfolio - Initial Class	7.2
VIP Growth & Income Portfolio - Initial Class	4.7
Fidelity International Bond Index Fund	4.4
VIP Contrafund Portfolio - Initial Class	4.3
Fidelity Long-Term Treasury Bond Index Fund	3.5
VIP Equity-Income Portfolio - Initial Class	3.4
94.7
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916081.102    1429-TSRS-0826

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2026
VIP Freedom 2015 Portfolio℠ VIP Freedom 2015 Portfolio℠ Service Class 2

This semi-annual shareholder report contains information about VIP Freedom 2015 Portfolio℠ for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 13	0.25%
Key Fund Statistics
(as of June 30, 2026)

KEY FACTS
Fund Size	$56,700,658
Number of Holdings	15
Portfolio Turnover	38%
What did the Fund invest in?
(as of June 30, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 54.6
Domestic Equity Funds - 20.2
International Equity Funds - 19.9
Short-Term Funds - 5.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
VIP Investment Grade Bond II Portfolio - Initial Class	29.8
Fidelity Inflation-Protected Bond Index Fund	16.8
VIP Overseas Portfolio - Initial Class	12.4
VIP Emerging Markets Portfolio - Initial Class	7.5
VIP Growth Portfolio - Initial Class	6.0
VIP Government Money Market Portfolio - Initial Class	5.3
Fidelity International Bond Index Fund	4.4
VIP Growth & Income Portfolio - Initial Class	3.9
VIP Contrafund Portfolio - Initial Class	3.6
Fidelity Long-Term Treasury Bond Index Fund	3.2
92.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916080.102    1428-TSRS-0826

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2026
VIP Freedom 2015 Portfolio℠ VIP Freedom 2015 Portfolio℠ Service Class

This semi-annual shareholder report contains information about VIP Freedom 2015 Portfolio℠ for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 5	0.10%
Key Fund Statistics
(as of June 30, 2026)

KEY FACTS
Fund Size	$56,700,658
Number of Holdings	15
Portfolio Turnover	38%
What did the Fund invest in?
(as of June 30, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 54.6
Domestic Equity Funds - 20.2
International Equity Funds - 19.9
Short-Term Funds - 5.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
VIP Investment Grade Bond II Portfolio - Initial Class	29.8
Fidelity Inflation-Protected Bond Index Fund	16.8
VIP Overseas Portfolio - Initial Class	12.4
VIP Emerging Markets Portfolio - Initial Class	7.5
VIP Growth Portfolio - Initial Class	6.0
VIP Government Money Market Portfolio - Initial Class	5.3
Fidelity International Bond Index Fund	4.4
VIP Growth & Income Portfolio - Initial Class	3.9
VIP Contrafund Portfolio - Initial Class	3.6
Fidelity Long-Term Treasury Bond Index Fund	3.2
92.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916079.102    1427-TSRS-0826

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2026
VIP Freedom 2015 Portfolio℠ VIP Freedom 2015 Portfolio℠ Initial Class

This semi-annual shareholder report contains information about VIP Freedom 2015 Portfolio℠ for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 0 A	0.00%B
AAmount represents less than $.50
BAmount represents less than 0.005%

Key Fund Statistics
(as of June 30, 2026)

KEY FACTS
Fund Size	$56,700,658
Number of Holdings	15
Portfolio Turnover	38%
What did the Fund invest in?
(as of June 30, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 54.6
Domestic Equity Funds - 20.2
International Equity Funds - 19.9
Short-Term Funds - 5.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
VIP Investment Grade Bond II Portfolio - Initial Class	29.8
Fidelity Inflation-Protected Bond Index Fund	16.8
VIP Overseas Portfolio - Initial Class	12.4
VIP Emerging Markets Portfolio - Initial Class	7.5
VIP Growth Portfolio - Initial Class	6.0
VIP Government Money Market Portfolio - Initial Class	5.3
Fidelity International Bond Index Fund	4.4
VIP Growth & Income Portfolio - Initial Class	3.9
VIP Contrafund Portfolio - Initial Class	3.6
Fidelity Long-Term Treasury Bond Index Fund	3.2
92.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916078.102    1426-TSRS-0826

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2026
VIP Freedom 2010 Portfolio℠ VIP Freedom 2010 Portfolio℠ Service Class 2

This semi-annual shareholder report contains information about VIP Freedom 2010 Portfolio℠ for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 13	0.25%
Key Fund Statistics
(as of June 30, 2026)

KEY FACTS
Fund Size	$234,836,618
Number of Holdings	15
Portfolio Turnover	32%
What did the Fund invest in?
(as of June 30, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 55.7
International Equity Funds - 17.6
Domestic Equity Funds - 16.7
Short-Term Funds - 10.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
VIP Investment Grade Bond II Portfolio - Initial Class	30.4
Fidelity Inflation-Protected Bond Index Fund	17.8
VIP Overseas Portfolio - Initial Class	10.9
VIP Government Money Market Portfolio - Initial Class	10.0
VIP Emerging Markets Portfolio - Initial Class	6.7
VIP Growth Portfolio - Initial Class	4.9
Fidelity International Bond Index Fund	4.4
VIP Growth & Income Portfolio - Initial Class	3.3
VIP Contrafund Portfolio - Initial Class	3.0
Fidelity Long-Term Treasury Bond Index Fund	2.7
94.1
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916077.102    1425-TSRS-0826

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2026
VIP Freedom 2010 Portfolio℠ VIP Freedom 2010 Portfolio℠ Service Class

This semi-annual shareholder report contains information about VIP Freedom 2010 Portfolio℠ for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 5	0.10%
Key Fund Statistics
(as of June 30, 2026)

KEY FACTS
Fund Size	$234,836,618
Number of Holdings	15
Portfolio Turnover	32%
What did the Fund invest in?
(as of June 30, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 55.7
International Equity Funds - 17.6
Domestic Equity Funds - 16.7
Short-Term Funds - 10.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
VIP Investment Grade Bond II Portfolio - Initial Class	30.4
Fidelity Inflation-Protected Bond Index Fund	17.8
VIP Overseas Portfolio - Initial Class	10.9
VIP Government Money Market Portfolio - Initial Class	10.0
VIP Emerging Markets Portfolio - Initial Class	6.7
VIP Growth Portfolio - Initial Class	4.9
Fidelity International Bond Index Fund	4.4
VIP Growth & Income Portfolio - Initial Class	3.3
VIP Contrafund Portfolio - Initial Class	3.0
Fidelity Long-Term Treasury Bond Index Fund	2.7
94.1
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916076.102    1424-TSRS-0826

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2026
VIP Freedom 2010 Portfolio℠ VIP Freedom 2010 Portfolio℠ Initial Class

This semi-annual shareholder report contains information about VIP Freedom 2010 Portfolio℠ for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 0 A	0.00%B
AAmount represents less than $.50
BAmount represents less than 0.005%

Key Fund Statistics
(as of June 30, 2026)

KEY FACTS
Fund Size	$234,836,618
Number of Holdings	15
Portfolio Turnover	32%
What did the Fund invest in?
(as of June 30, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 55.7
International Equity Funds - 17.6
Domestic Equity Funds - 16.7
Short-Term Funds - 10.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
VIP Investment Grade Bond II Portfolio - Initial Class	30.4
Fidelity Inflation-Protected Bond Index Fund	17.8
VIP Overseas Portfolio - Initial Class	10.9
VIP Government Money Market Portfolio - Initial Class	10.0
VIP Emerging Markets Portfolio - Initial Class	6.7
VIP Growth Portfolio - Initial Class	4.9
Fidelity International Bond Index Fund	4.4
VIP Growth & Income Portfolio - Initial Class	3.3
VIP Contrafund Portfolio - Initial Class	3.0
Fidelity Long-Term Treasury Bond Index Fund	2.7
94.1
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916075.102    1423-TSRS-0826

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2026
VIP Bond Index Portfolio VIP Bond Index Portfolio Service Class 2

This semi-annual shareholder report contains information about VIP Bond Index Portfolio for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 20	0.39%
Key Fund Statistics
(as of June 30, 2026)

KEY FACTS
Fund Size	$1,256,138,185
Number of Holdings	4,157
Portfolio Turnover	71%
What did the Fund invest in?
(as of June 30, 2026)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 66.8
AAA - 2.8
AA - 4.4
A - 13.4
BBB - 10.8
BB - 0.4
Not Rated - 0.6
Short-Term Investments and Net Other Assets (Liabilities) - 0.8

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 43.3
Corporate Bonds - 28.1
U.S. Government Agency - Mortgage Securities - 23.2
Foreign Government and Government Agency Obligations - 1.7
CMOs and Other Mortgage Related Securities - 1.5
Asset-Backed Securities - 0.6
U.S. Government Agency Obligations - 0.3
Municipal Securities - 0.3
Other Investments - 0.2
Short-Term Investments and Net Other Assets (Liabilities) - 0.8

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 93.4
Canada - 1.2
United Kingdom - 1.0
Japan - 0.7
Multi-national - 0.6
Mexico - 0.6
Netherlands - 0.2
Germany - 0.2
Spain - 0.2
Others - 1.9

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	33.3
US Treasury Bonds	10.0
Fannie Mae Mortgage pass-thru certificates	9.3
Freddie Mac Gold Pool	7.5
Ginnie Mae II Pool	4.6
Ginnie Mae I Pool	0.8
Freddie Mac Multifamily Structured pass-thru certificates	0.8
JPMorgan Chase & Co	0.7
Bank of America Corp	0.6
Uniform Mortgage Backed Securities	0.6
68.2
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916183.102    3079-TSRS-0826

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2026
VIP Bond Index Portfolio VIP Bond Index Portfolio Service Class

This semi-annual shareholder report contains information about VIP Bond Index Portfolio for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 12	0.24%
Key Fund Statistics
(as of June 30, 2026)

KEY FACTS
Fund Size	$1,256,138,185
Number of Holdings	4,157
Portfolio Turnover	71%
What did the Fund invest in?
(as of June 30, 2026)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 66.8
AAA - 2.8
AA - 4.4
A - 13.4
BBB - 10.8
BB - 0.4
Not Rated - 0.6
Short-Term Investments and Net Other Assets (Liabilities) - 0.8

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 43.3
Corporate Bonds - 28.1
U.S. Government Agency - Mortgage Securities - 23.2
Foreign Government and Government Agency Obligations - 1.7
CMOs and Other Mortgage Related Securities - 1.5
Asset-Backed Securities - 0.6
U.S. Government Agency Obligations - 0.3
Municipal Securities - 0.3
Other Investments - 0.2
Short-Term Investments and Net Other Assets (Liabilities) - 0.8

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 93.4
Canada - 1.2
United Kingdom - 1.0
Japan - 0.7
Multi-national - 0.6
Mexico - 0.6
Netherlands - 0.2
Germany - 0.2
Spain - 0.2
Others - 1.9

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	33.3
US Treasury Bonds	10.0
Fannie Mae Mortgage pass-thru certificates	9.3
Freddie Mac Gold Pool	7.5
Ginnie Mae II Pool	4.6
Ginnie Mae I Pool	0.8
Freddie Mac Multifamily Structured pass-thru certificates	0.8
JPMorgan Chase & Co	0.7
Bank of America Corp	0.6
Uniform Mortgage Backed Securities	0.6
68.2
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916181.102    1019-TSRS-0826

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2026
VIP Bond Index Portfolio VIP Bond Index Portfolio Initial Class

This semi-annual shareholder report contains information about VIP Bond Index Portfolio for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 7	0.14%
Key Fund Statistics
(as of June 30, 2026)

KEY FACTS
Fund Size	$1,256,138,185
Number of Holdings	4,157
Portfolio Turnover	71%
What did the Fund invest in?
(as of June 30, 2026)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 66.8
AAA - 2.8
AA - 4.4
A - 13.4
BBB - 10.8
BB - 0.4
Not Rated - 0.6
Short-Term Investments and Net Other Assets (Liabilities) - 0.8

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 43.3
Corporate Bonds - 28.1
U.S. Government Agency - Mortgage Securities - 23.2
Foreign Government and Government Agency Obligations - 1.7
CMOs and Other Mortgage Related Securities - 1.5
Asset-Backed Securities - 0.6
U.S. Government Agency Obligations - 0.3
Municipal Securities - 0.3
Other Investments - 0.2
Short-Term Investments and Net Other Assets (Liabilities) - 0.8

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 93.4
Canada - 1.2
United Kingdom - 1.0
Japan - 0.7
Multi-national - 0.6
Mexico - 0.6
Netherlands - 0.2
Germany - 0.2
Spain - 0.2
Others - 1.9

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	33.3
US Treasury Bonds	10.0
Fannie Mae Mortgage pass-thru certificates	9.3
Freddie Mac Gold Pool	7.5
Ginnie Mae II Pool	4.6
Ginnie Mae I Pool	0.8
Freddie Mac Multifamily Structured pass-thru certificates	0.8
JPMorgan Chase & Co	0.7
Bank of America Corp	0.6
Uniform Mortgage Backed Securities	0.6
68.2
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916182.102    3078-TSRS-0826

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2026
VIP Asset Manager 70% Portfolio VIP Asset Manager 70% Portfolio Service Class 2

This semi-annual shareholder report contains information about VIP Asset Manager 70% Portfolio for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 43	0.82%
Key Fund Statistics
(as of June 30, 2026)

KEY FACTS
Fund Size	$462,832,742
Number of Holdings	33
Portfolio Turnover	19%
What did the Fund invest in?
(as of June 30, 2026)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 12.9
AAA - 1.0
AA - 0.1
A - 1.7
BBB - 2.7
BB - 0.4
B - 0.6
CCC,CC,C - 0.1
D - 0.0
Not Rated - 2.3
Equities - 75.6
Short-Term Investments and Net Other Assets (Liabilities) - 2.6

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

MARKET SECTORS (% of Fund's net assets)
Information Technology	20.1
Financials	13.6
Industrials	8.3
Consumer Discretionary	5.3
Health Care	5.3
Communication Services	5.2
Consumer Staples	2.8
Energy	2.5
Materials	2.4
Utilities	1.7
Real Estate	1.3

ASSET ALLOCATION (% of Fund's net assets)

Equities - 75.6
Bonds - 21.8
Short-Term Investments and Net Other Assets (Liabilities) - 2.6

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	7.9
Fidelity Enhanced Small Cap Core ETF	3.2
NVIDIA Corp	2.9
Fidelity Blue Chip Growth ETF	2.6
Alphabet Inc Class A	2.5
US Treasury Bonds	2.2
Taiwan Semiconductor Manufacturing Co Ltd	2.2
Apple Inc	2.1
Amazon.com Inc	1.4
Fidelity Commodity Strategy Central Fund	1.3
28.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915973.102    364-TSRS-0826

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2026
VIP Asset Manager 70% Portfolio VIP Asset Manager 70% Portfolio Service Class

This semi-annual shareholder report contains information about VIP Asset Manager 70% Portfolio for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 35	0.67%
Key Fund Statistics
(as of June 30, 2026)

KEY FACTS
Fund Size	$462,832,742
Number of Holdings	33
Portfolio Turnover	19%
What did the Fund invest in?
(as of June 30, 2026)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 12.9
AAA - 1.0
AA - 0.1
A - 1.7
BBB - 2.7
BB - 0.4
B - 0.6
CCC,CC,C - 0.1
D - 0.0
Not Rated - 2.3
Equities - 75.6
Short-Term Investments and Net Other Assets (Liabilities) - 2.6

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

MARKET SECTORS (% of Fund's net assets)
Information Technology	20.1
Financials	13.6
Industrials	8.3
Consumer Discretionary	5.3
Health Care	5.3
Communication Services	5.2
Consumer Staples	2.8
Energy	2.5
Materials	2.4
Utilities	1.7
Real Estate	1.3

ASSET ALLOCATION (% of Fund's net assets)

Equities - 75.6
Bonds - 21.8
Short-Term Investments and Net Other Assets (Liabilities) - 2.6

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	7.9
Fidelity Enhanced Small Cap Core ETF	3.2
NVIDIA Corp	2.9
Fidelity Blue Chip Growth ETF	2.6
Alphabet Inc Class A	2.5
US Treasury Bonds	2.2
Taiwan Semiconductor Manufacturing Co Ltd	2.2
Apple Inc	2.1
Amazon.com Inc	1.4
Fidelity Commodity Strategy Central Fund	1.3
28.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915974.102    468-TSRS-0826

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2026
VIP Asset Manager 70% Portfolio VIP Asset Manager 70% Portfolio Investor Class

This semi-annual shareholder report contains information about VIP Asset Manager 70% Portfolio for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 34	0.65%
Key Fund Statistics
(as of June 30, 2026)

KEY FACTS
Fund Size	$462,832,742
Number of Holdings	33
Portfolio Turnover	19%
What did the Fund invest in?
(as of June 30, 2026)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 12.9
AAA - 1.0
AA - 0.1
A - 1.7
BBB - 2.7
BB - 0.4
B - 0.6
CCC,CC,C - 0.1
D - 0.0
Not Rated - 2.3
Equities - 75.6
Short-Term Investments and Net Other Assets (Liabilities) - 2.6

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

MARKET SECTORS (% of Fund's net assets)
Information Technology	20.1
Financials	13.6
Industrials	8.3
Consumer Discretionary	5.3
Health Care	5.3
Communication Services	5.2
Consumer Staples	2.8
Energy	2.5
Materials	2.4
Utilities	1.7
Real Estate	1.3

ASSET ALLOCATION (% of Fund's net assets)

Equities - 75.6
Bonds - 21.8
Short-Term Investments and Net Other Assets (Liabilities) - 2.6

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	7.9
Fidelity Enhanced Small Cap Core ETF	3.2
NVIDIA Corp	2.9
Fidelity Blue Chip Growth ETF	2.6
Alphabet Inc Class A	2.5
US Treasury Bonds	2.2
Taiwan Semiconductor Manufacturing Co Ltd	2.2
Apple Inc	2.1
Amazon.com Inc	1.4
Fidelity Commodity Strategy Central Fund	1.3
28.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915971.102    1458-TSRS-0826

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2026
VIP Asset Manager 70% Portfolio VIP Asset Manager 70% Portfolio Initial Class

This semi-annual shareholder report contains information about VIP Asset Manager 70% Portfolio for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 30	0.57%
Key Fund Statistics
(as of June 30, 2026)

KEY FACTS
Fund Size	$462,832,742
Number of Holdings	33
Portfolio Turnover	19%
What did the Fund invest in?
(as of June 30, 2026)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 12.9
AAA - 1.0
AA - 0.1
A - 1.7
BBB - 2.7
BB - 0.4
B - 0.6
CCC,CC,C - 0.1
D - 0.0
Not Rated - 2.3
Equities - 75.6
Short-Term Investments and Net Other Assets (Liabilities) - 2.6

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

MARKET SECTORS (% of Fund's net assets)
Information Technology	20.1
Financials	13.6
Industrials	8.3
Consumer Discretionary	5.3
Health Care	5.3
Communication Services	5.2
Consumer Staples	2.8
Energy	2.5
Materials	2.4
Utilities	1.7
Real Estate	1.3

ASSET ALLOCATION (% of Fund's net assets)

Equities - 75.6
Bonds - 21.8
Short-Term Investments and Net Other Assets (Liabilities) - 2.6

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	7.9
Fidelity Enhanced Small Cap Core ETF	3.2
NVIDIA Corp	2.9
Fidelity Blue Chip Growth ETF	2.6
Alphabet Inc Class A	2.5
US Treasury Bonds	2.2
Taiwan Semiconductor Manufacturing Co Ltd	2.2
Apple Inc	2.1
Amazon.com Inc	1.4
Fidelity Commodity Strategy Central Fund	1.3
28.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915972.102    159-TSRS-0826

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2026
VIP Asset Manager 50% Portfolio VIP Asset Manager 50% Portfolio Service Class 2

This semi-annual shareholder report contains information about VIP Asset Manager 50% Portfolio for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 37	0.71%
Key Fund Statistics
(as of June 30, 2026)

KEY FACTS
Fund Size	$1,000,194,765
Number of Holdings	36
Portfolio Turnover	15%
What did the Fund invest in?
(as of June 30, 2026)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 22.2
AAA - 2.0
AA - 0.2
A - 3.0
BBB - 4.4
BB - 0.9
B - 0.7
CCC,CC,C - 0.1
D - 0.0
Not Rated - 3.7
Equities - 59.7
Short-Term Investments and Net Other Assets (Liabilities) - 3.1

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

MARKET SECTORS (% of Fund's net assets)
Information Technology	16.2
Financials	13.0
Industrials	6.4
Communication Services	4.5
Consumer Discretionary	4.1
Health Care	4.0
Energy	2.3
Consumer Staples	2.1
Materials	1.9
Utilities	1.5
Real Estate	1.4

ASSET ALLOCATION (% of Fund's net assets)

Equities - 59.7
Bonds - 37.2
Short-Term Investments and Net Other Assets (Liabilities) - 3.1

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	13.0
US Treasury Bonds	4.1
Fidelity Enhanced Small Cap Core ETF	2.6
NVIDIA Corp	2.3
Fidelity Blue Chip Growth ETF	2.1
Alphabet Inc Class A	2.0
Fannie Mae Mortgage pass-thru certificates	1.8
Taiwan Semiconductor Manufacturing Co Ltd	1.7
Apple Inc	1.6
Freddie Mac Gold Pool	1.5
32.7
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915998.102    363-TSRS-0826

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2026
VIP Asset Manager 50% Portfolio VIP Asset Manager 50% Portfolio Service Class

This semi-annual shareholder report contains information about VIP Asset Manager 50% Portfolio for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 29	0.56%
Key Fund Statistics
(as of June 30, 2026)

KEY FACTS
Fund Size	$1,000,194,765
Number of Holdings	36
Portfolio Turnover	15%
What did the Fund invest in?
(as of June 30, 2026)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 22.2
AAA - 2.0
AA - 0.2
A - 3.0
BBB - 4.4
BB - 0.9
B - 0.7
CCC,CC,C - 0.1
D - 0.0
Not Rated - 3.7
Equities - 59.7
Short-Term Investments and Net Other Assets (Liabilities) - 3.1

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

MARKET SECTORS (% of Fund's net assets)
Information Technology	16.2
Financials	13.0
Industrials	6.4
Communication Services	4.5
Consumer Discretionary	4.1
Health Care	4.0
Energy	2.3
Consumer Staples	2.1
Materials	1.9
Utilities	1.5
Real Estate	1.4

ASSET ALLOCATION (% of Fund's net assets)

Equities - 59.7
Bonds - 37.2
Short-Term Investments and Net Other Assets (Liabilities) - 3.1

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	13.0
US Treasury Bonds	4.1
Fidelity Enhanced Small Cap Core ETF	2.6
NVIDIA Corp	2.3
Fidelity Blue Chip Growth ETF	2.1
Alphabet Inc Class A	2.0
Fannie Mae Mortgage pass-thru certificates	1.8
Taiwan Semiconductor Manufacturing Co Ltd	1.7
Apple Inc	1.6
Freddie Mac Gold Pool	1.5
32.7
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915999.102    467-TSRS-0826

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2026
VIP Asset Manager 50% Portfolio VIP Asset Manager 50% Portfolio Investor Class

This semi-annual shareholder report contains information about VIP Asset Manager 50% Portfolio for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 28	0.54%
Key Fund Statistics
(as of June 30, 2026)

KEY FACTS
Fund Size	$1,000,194,765
Number of Holdings	36
Portfolio Turnover	15%
What did the Fund invest in?
(as of June 30, 2026)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 22.2
AAA - 2.0
AA - 0.2
A - 3.0
BBB - 4.4
BB - 0.9
B - 0.7
CCC,CC,C - 0.1
D - 0.0
Not Rated - 3.7
Equities - 59.7
Short-Term Investments and Net Other Assets (Liabilities) - 3.1

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

MARKET SECTORS (% of Fund's net assets)
Information Technology	16.2
Financials	13.0
Industrials	6.4
Communication Services	4.5
Consumer Discretionary	4.1
Health Care	4.0
Energy	2.3
Consumer Staples	2.1
Materials	1.9
Utilities	1.5
Real Estate	1.4

ASSET ALLOCATION (% of Fund's net assets)

Equities - 59.7
Bonds - 37.2
Short-Term Investments and Net Other Assets (Liabilities) - 3.1

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	13.0
US Treasury Bonds	4.1
Fidelity Enhanced Small Cap Core ETF	2.6
NVIDIA Corp	2.3
Fidelity Blue Chip Growth ETF	2.1
Alphabet Inc Class A	2.0
Fannie Mae Mortgage pass-thru certificates	1.8
Taiwan Semiconductor Manufacturing Co Ltd	1.7
Apple Inc	1.6
Freddie Mac Gold Pool	1.5
32.7
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915996.102    1457-TSRS-0826

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2026
VIP Asset Manager 50% Portfolio VIP Asset Manager 50% Portfolio Initial Class

This semi-annual shareholder report contains information about VIP Asset Manager 50% Portfolio for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 24	0.46%
Key Fund Statistics
(as of June 30, 2026)

KEY FACTS
Fund Size	$1,000,194,765
Number of Holdings	36
Portfolio Turnover	15%
What did the Fund invest in?
(as of June 30, 2026)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 22.2
AAA - 2.0
AA - 0.2
A - 3.0
BBB - 4.4
BB - 0.9
B - 0.7
CCC,CC,C - 0.1
D - 0.0
Not Rated - 3.7
Equities - 59.7
Short-Term Investments and Net Other Assets (Liabilities) - 3.1

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

MARKET SECTORS (% of Fund's net assets)
Information Technology	16.2
Financials	13.0
Industrials	6.4
Communication Services	4.5
Consumer Discretionary	4.1
Health Care	4.0
Energy	2.3
Consumer Staples	2.1
Materials	1.9
Utilities	1.5
Real Estate	1.4

ASSET ALLOCATION (% of Fund's net assets)

Equities - 59.7
Bonds - 37.2
Short-Term Investments and Net Other Assets (Liabilities) - 3.1

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	13.0
US Treasury Bonds	4.1
Fidelity Enhanced Small Cap Core ETF	2.6
NVIDIA Corp	2.3
Fidelity Blue Chip Growth ETF	2.1
Alphabet Inc Class A	2.0
Fannie Mae Mortgage pass-thru certificates	1.8
Taiwan Semiconductor Manufacturing Co Ltd	1.7
Apple Inc	1.6
Freddie Mac Gold Pool	1.5
32.7
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915997.102    156-TSRS-0826

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2026
VIP Investment Grade Bond II Portfolio VIP Investment Grade Bond II Portfolio Investor Class

This semi-annual shareholder report contains information about VIP Investment Grade Bond II Portfolio for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 20	0.41%
Key Fund Statistics
(as of June 30, 2026)

KEY FACTS
Fund Size	$3,620,556,155
Number of Holdings	4,537
Portfolio Turnover	177%
What did the Fund invest in?
(as of June 30, 2026)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 63.1
AAA - 5.9
AA - 0.7
A - 8.2
BBB - 12.9
BB - 2.0
B - 0.8
CCC,CC,C - 0.0
Not Rated - 8.8
Short-Term Investments and Net Other Assets (Liabilities) - (2.4)%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 47.8
Corporate Bonds - 22.0
U.S. Government Agency - Mortgage Securities - 15.3
Asset-Backed Securities - 9.4
CMOs and Other Mortgage Related Securities - 7.6
Foreign Government and Government Agency Obligations - 0.1
Other Investments - 0.1
Options - 0.1
Preferred Securities - 0.0
Bank Loan Obligations - 0.0
Municipal Securities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - (2.4)%

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 90.8
Grand Cayman (UK Overseas Ter) - 4.5
Mexico - 0.9
Bailiwick Of Jersey - 0.8
United Kingdom - 0.6
Ireland - 0.5
Multi-national - 0.3
Japan - 0.3
Bermuda - 0.3
Others - 1.0

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	35.2
US Treasury Bonds	12.6
Fannie Mae Mortgage pass-thru certificates	5.8
Ginnie Mae II Pool	4.1
Freddie Mac Gold Pool	3.9
Freddie Mac Multifamily Structured pass-thru certificates	2.5
Uniform Mortgage Backed Securities	1.3
Bank of America Corp	1.2
Morgan Stanley	1.1
JPMorgan Chase & Co	1.1
68.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916205.102    6572-TSRS-0826

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2026
VIP Investment Grade Bond II Portfolio VIP Investment Grade Bond II Portfolio Initial Class

This semi-annual shareholder report contains information about VIP Investment Grade Bond II Portfolio for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 19	0.38%
Key Fund Statistics
(as of June 30, 2026)

KEY FACTS
Fund Size	$3,620,556,155
Number of Holdings	4,537
Portfolio Turnover	177%
What did the Fund invest in?
(as of June 30, 2026)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 63.1
AAA - 5.9
AA - 0.7
A - 8.2
BBB - 12.9
BB - 2.0
B - 0.8
CCC,CC,C - 0.0
Not Rated - 8.8
Short-Term Investments and Net Other Assets (Liabilities) - (2.4)%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 47.8
Corporate Bonds - 22.0
U.S. Government Agency - Mortgage Securities - 15.3
Asset-Backed Securities - 9.4
CMOs and Other Mortgage Related Securities - 7.6
Foreign Government and Government Agency Obligations - 0.1
Other Investments - 0.1
Options - 0.1
Preferred Securities - 0.0
Bank Loan Obligations - 0.0
Municipal Securities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - (2.4)%

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 90.8
Grand Cayman (UK Overseas Ter) - 4.5
Mexico - 0.9
Bailiwick Of Jersey - 0.8
United Kingdom - 0.6
Ireland - 0.5
Multi-national - 0.3
Japan - 0.3
Bermuda - 0.3
Others - 1.0

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	35.2
US Treasury Bonds	12.6
Fannie Mae Mortgage pass-thru certificates	5.8
Ginnie Mae II Pool	4.1
Freddie Mac Gold Pool	3.9
Freddie Mac Multifamily Structured pass-thru certificates	2.5
Uniform Mortgage Backed Securities	1.3
Bank of America Corp	1.2
Morgan Stanley	1.1
JPMorgan Chase & Co	1.1
68.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916204.102    6571-TSRS-0826

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2026
VIP Freedom 2070 Portfolio℠ VIP Freedom 2070 Portfolio℠ Initial Class

This semi-annual shareholder report contains information about VIP Freedom 2070 Portfolio℠ for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 0 A	0.00%B
AAmount represents less than $.50
BAmount represents less than 0.005%

Key Fund Statistics
(as of June 30, 2026)

KEY FACTS
Fund Size	$4,046,642
Number of Holdings	10
Portfolio Turnover	68%
What did the Fund invest in?
(as of June 30, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 54.0
International Equity Funds - 42.9
Bond Funds - 3.1
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
VIP Overseas Portfolio - Initial Class	27.2
VIP Growth Portfolio - Initial Class	16.0
VIP Emerging Markets Portfolio - Initial Class	15.7
VIP Growth & Income Portfolio - Initial Class	10.5
VIP Contrafund Portfolio - Initial Class	9.5
VIP Equity-Income Portfolio - Initial Class	7.6
VIP Value Portfolio - Initial Class	5.3
Fidelity Long-Term Treasury Bond Index Fund	3.1
VIP Value Strategies Portfolio - Initial Class	2.7
VIP Mid Cap Portfolio - Initial Class	2.4
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9918309.101    7671-TSRS-0826

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2026
VIP Freedom 2070 Portfolio℠ VIP Freedom 2070 Portfolio℠ Service Class

This semi-annual shareholder report contains information about VIP Freedom 2070 Portfolio℠ for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 5	0.10%
Key Fund Statistics
(as of June 30, 2026)

KEY FACTS
Fund Size	$4,046,642
Number of Holdings	10
Portfolio Turnover	68%
What did the Fund invest in?
(as of June 30, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 54.0
International Equity Funds - 42.9
Bond Funds - 3.1
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
VIP Overseas Portfolio - Initial Class	27.2
VIP Growth Portfolio - Initial Class	16.0
VIP Emerging Markets Portfolio - Initial Class	15.7
VIP Growth & Income Portfolio - Initial Class	10.5
VIP Contrafund Portfolio - Initial Class	9.5
VIP Equity-Income Portfolio - Initial Class	7.6
VIP Value Portfolio - Initial Class	5.3
Fidelity Long-Term Treasury Bond Index Fund	3.1
VIP Value Strategies Portfolio - Initial Class	2.7
VIP Mid Cap Portfolio - Initial Class	2.4
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9918311.101    7672-TSRS-0826

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2026
VIP Freedom 2070 Portfolio℠ VIP Freedom 2070 Portfolio℠ Service Class 2

This semi-annual shareholder report contains information about VIP Freedom 2070 Portfolio℠ for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 13	0.25%
Key Fund Statistics
(as of June 30, 2026)

KEY FACTS
Fund Size	$4,046,642
Number of Holdings	10
Portfolio Turnover	68%
What did the Fund invest in?
(as of June 30, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 54.0
International Equity Funds - 42.9
Bond Funds - 3.1
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
VIP Overseas Portfolio - Initial Class	27.2
VIP Growth Portfolio - Initial Class	16.0
VIP Emerging Markets Portfolio - Initial Class	15.7
VIP Growth & Income Portfolio - Initial Class	10.5
VIP Contrafund Portfolio - Initial Class	9.5
VIP Equity-Income Portfolio - Initial Class	7.6
VIP Value Portfolio - Initial Class	5.3
Fidelity Long-Term Treasury Bond Index Fund	3.1
VIP Value Strategies Portfolio - Initial Class	2.7
VIP Mid Cap Portfolio - Initial Class	2.4
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9918313.101    7673-TSRS-0826

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity® Variable Insurance Products:

VIP Strategic Income Portfolio

Semi-Annual Report
June 30, 2026
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
VIP Strategic Income Portfolio
Schedule of Investments June 30, 2026 (Unaudited)
Showing Percentage of Net Assets
Asset-Backed Securities - 0.1%
	Principal Amount (a)	Value ($)
GRAND CAYMAN (UK OVERSEAS TER) - 0.1%
Bayard Park CLO Ltd Series 2025-1A Class E, CME Term SOFR 3 month Index + 6.35%, 10.0171% 7/24/2038 (f)(g)(m)	150,000	150,056
Bbam US CLO I Ltd Series 2025-1A Class D1R, CME Term SOFR 3 month Index + 3%, 6.6731% 3/30/2038 (f)(g)(m)	125,000	125,006
Birch Grove CLO 12 Ltd Series 2025-12A Class D1, CME Term SOFR 3 month Index + 2.75%, 6.4136% 4/22/2038 (f)(g)(m)	150,000	150,542
Birch Grove CLO 5 LLC Series 2024-5A Class ER, CME Term SOFR 3 month Index + 6.75%, 10.4252% 10/20/2037 (f)(g)(m)	100,000	99,084
Carlyle US CLO Ltd Series 2024-6A Class E, CME Term SOFR 3 month Index + 5.75%, 9.4166% 10/25/2037 (f)(g)(m)	150,000	150,132
CIFC Funding Ltd Series 2025-3A Class E, CME Term SOFR 3 month Index + 7.25%, 10.9221% 7/21/2038 (f)(g)(m)	250,000	253,089
CIFC Funding Ltd Series 2025-4A Class D2R, CME Term SOFR 3 month Index + 3.75%, 7.4304% 1/17/2038 (f)(g)(m)	100,000	97,445
Diameter Capital CLO 7 Ltd / Diameter Capital CLO 7 LLC Series 2024-7A Class D, CME Term SOFR 3 month Index + 6.1%, 9.7752% 7/20/2037 (f)(g)(m)	250,000	250,000
Flatiron RR CLO 30 Ltd Series 2025-30A Class E, CME Term SOFR 3 month Index + 5.25%, 8.9231% 4/15/2038 (f)(g)(m)	200,000	200,525
OCP CLO Ltd Series 2024-14A Class ER, CME Term SOFR 3 month Index + 6.55%, 10.2252% 7/20/2037 (f)(g)(m)	200,000	197,848
Palmer Square CLO Ltd Series 2025-2A Class DR2, CME Term SOFR 3 month Index + 4.14%, 7.8131% 2/15/2038 (f)(g)(m)	100,000	98,548
RR 31 Ltd Series 2024-31A Class D, CME Term SOFR 3 month Index + 6%, 9.6731% 10/15/2039 (f)(g)(m)	125,000	125,384
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		1,897,659
UNITED STATES - 0.0%
Systima Capital Management LLC Series 2026-SUP1 Class E, 7.0934% 6/27/2033 (f)(m)	250,000	249,995
TOTAL ASSET-BACKED SECURITIES (Cost $2,144,125)		2,147,654

Bank Loan Obligations - 3.5%
	Principal Amount (a)	Value ($)
COLOMBIA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Canacol Energy Ltd Tranche DIP 1LN, term loan CME Term SOFR 3 month Index + 9%, 15% 9/30/2026 (e)(f)(g)(h)	36,192	36,192
FINLAND - 0.0%
Materials - 0.0%
Paper & Forest Products - 0.0%
Ahlstrom Holding 3 Oy Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.2438% 5/23/2030 (e)(f)(g)	430,666	428,156
FRANCE - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Altice France SA Tranche B14 1LN, term loan CME Term SOFR 1 month Index + 6.875%, 10.5481% 5/31/2031 (e)(f)(g)	724,998	738,773
LUXEMBOURG - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Accelya Lux Finco Sarl Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.25%, 8.9822% 10/1/2032 (e)(f)(g)	572,125	507,761
Materials - 0.0%
Containers & Packaging - 0.0%
Kleopatra Finco Sarl Tranche EXIT LOAN 1LN, term loan CME Term SOFR 1 month Index + 7%, 5.6634% 1/30/2031 (e)(f)(g)	50,419	47,555
TOTAL LUXEMBOURG		555,316
SWITZERLAND - 0.1%
Materials - 0.1%
Chemicals - 0.1%
Consolidated Energy Finance SA 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 8.4134% 11/15/2030 (e)(f)(g)	433,913	420,170
Consolidated Energy Finance SA Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.1634% 11/15/2030 (e)(f)(g)	552,288	538,619

TOTAL SWITZERLAND		958,789
UNITED KINGDOM - 0.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Connect Finco SARL Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.1439% 9/27/2029 (e)(f)(g)	456,309	457,007
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
EG America LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9158% 2/10/2031 (e)(f)(g)	1,530,000	1,533,825
TOTAL UNITED KINGDOM		1,990,832
UNITED STATES - 3.3%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.0%
Aventiv Technologies LLC 1LN, term loan CME Term SOFR 3 month Index + 5.09%, 9.0838% 9/30/2026 (e)(f)(g)	487,906	297,623
Aventiv Technologies LLC Tranche BRIDGE LOAN 1LN, term loan 10.9106% 9/30/2026 (e)(f)(h)	15,561	15,561
Aventiv Technologies LLC Tranche DEC FLSO 1LN, term loan CME Term SOFR 3 month Index + 10%, 13.9386% 9/30/2026 (e)(f)(g)(h)	12,472	12,565
Aventiv Technologies LLC Tranche FLSO 1LN, term loan CME Term SOFR 1 month Index + 10%, 13.9411% 9/30/2026 (e)(f)(g)	114,588	115,448
Aventiv Technologies LLC Tranche FLSO 1LN, term loan CME Term SOFR 3 month Index + 7.5%, 11.4938% 9/30/2026 (e)(f)(g)(h)	13,172	13,040
		454,237
Entertainment - 0.2%
AP Core Holdings II LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 6.5%, 10.1433% 5/15/2031 (e)(f)(g)	1,380,000	1,371,803
OAK-Eagle Acquireco Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 0% 3/24/2033 (e)(f)(g)(i)	650,000	651,398
		2,023,201
Media - 0.0%
Univision Communications Inc 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 7.9822% 6/24/2029 (e)(f)(g)	33,600	33,516
Univision Communications Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.0084% 1/31/2029 (e)(f)(g)	339,913	337,788
		371,304
TOTAL COMMUNICATION SERVICES		2,848,742
Consumer Discretionary - 0.5%
Automobile Components - 0.0%
Clarios Global LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1439% 5/6/2030 (e)(f)(g)	108,434	108,433
Broadline Retail - 0.0%
Great Outdoors Group LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.8939% 1/23/2032 (e)(f)(g)	299,014	299,762
Distributors - 0.0%
Solenis Holdings Ltd Tranche B6 1LN, term loan CME Term SOFR 3 month Index + 3%, 6.7322% 6/20/2031 (e)(f)(g)	151,028	150,670
Hotels, Restaurants & Leisure - 0.1%
Fertitta Entertainment LLC/NV Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.8939% 1/29/2029 (e)(f)(g)	1,353,955	1,351,897
United PF Holdings LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 7.925% 12/30/2026 (e)(f)(g)(h)	418,325	292,827
		1,644,724
Household Durables - 0.0%
Weber-Stephen Products LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.4273% 10/1/2032 (e)(f)(g)	573,563	565,883
Specialty Retail - 0.4%
Belron Finance 2019 LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 5.6567% 10/16/2031 (e)(f)(g)	211,259	210,951
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.5018% 6/6/2031 (e)(f)(g)	5,745,971	4,800,989
Park River Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.1918% 3/15/2031 (e)(f)(g)	69,825	69,663
Wand NewCo 3 Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1439% 1/30/2031 (e)(f)(g)	98,083	97,920
		5,179,523
TOTAL CONSUMER DISCRETIONARY		7,948,995
Consumer Staples - 0.0%
Beverages - 0.0%
Naked Juice LLC Tranche EXCH FLSO FL20 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.0822% 1/24/2029 (e)(f)(g)	81,677	54,188
Naked Juice LLC Tranche NEW $$ FLFO 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.2322% 1/24/2029 (e)(f)(g)	53,539	54,237
		108,425
Food Products - 0.0%
B&G Foods Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 0% 10/10/2029 (e)(f)(g)(i)	150,000	147,407
Fiesta Purchaser Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.3939% 2/12/2031 (e)(f)(g)	98,012	96,034
		243,441
TOTAL CONSUMER STAPLES		351,866
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
New Fortress Energy Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index x 5.5%, 0% (e)(f)(g)(j)	1,070,873	630,926
Financials - 0.5%
Capital Markets - 0.1%
Citadel Securities Global Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6614% 6/10/2033 (e)(f)(g)	514,788	513,537
Focus Financial Partners LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1439% 9/15/2031 (e)(f)(g)	1,108,174	1,079,916
PEX Holdings LLC 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 6.4822% 11/26/2031 (e)(f)(g)	79,000	78,802
		1,672,255
Financial Services - 0.1%
CFC USA 2025 LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.1822% 7/1/2032 (e)(f)(g)	666,650	624,431
Nexus Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.6439% 7/31/2031 (e)(f)(g)	570,688	551,022
Orion US Finco Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.1687% 10/8/2032 (e)(f)(g)	59,850	59,837
Vci Asset Holdings 3 LLC Tranche TL, term loan 6.875% 4/15/2031 (e)(h)	465,000	471,198
WH Borrower LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.1419% 2/20/2032 (e)(f)(g)	603,900	604,383
		2,310,871
Insurance - 0.3%
Acrisure LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.8939% 6/21/2032 (e)(f)(g)	783,575	706,001
Acrisure LLC Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.6439% 11/6/2030 (e)(f)(g)	533,678	481,644
Alera Group Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.3939% 5/28/2032 (e)(f)(g)	178,652	169,475
Alliant Hldgs Intermediate LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1439% 9/19/2031 (e)(f)(g)	1,590,562	1,567,801
CRC Insurance Group LLC 2LN, term loan CME Term SOFR 3 month Index + 4.75%, 8.4822% 5/6/2032 (e)(f)(g)	618,421	598,322
CRC Insurance Group LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 6.4822% 5/6/2031 (e)(f)(g)	528,427	515,349
HUB International Ltd Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 5.9221% 6/20/2030 (e)(f)(g)	187,435	187,128
		4,225,720
TOTAL FINANCIALS		8,208,846
Health Care - 0.2%
Health Care Equipment & Supplies - 0.0%
Bausch + Lomb Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.3939% 1/15/2031 (e)(f)(g)	153,839	154,032
Health Care Technology - 0.1%
athenahealth Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.3939% 2/15/2029 (e)(f)(g)	928,528	926,012
Cotiviti Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.3705% 5/1/2031 (e)(f)(g)	1,584,277	1,446,651
		2,372,663
Life Sciences Tools & Services - 0.0%
PAREXEL International Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1439% 12/12/2031 (e)(f)(g)	304,658	304,658
Pharmaceuticals - 0.1%
1261229 BC Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 6.25%, 9.8939% 10/8/2030 (e)(f)(g)	821,700	795,890
Amneal Pharmaceuticals LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.6439% 8/2/2032 (e)(f)(g)	64,513	64,715
		860,605
TOTAL HEALTH CARE		3,691,958
Industrials - 0.5%
Aerospace & Defense - 0.1%
TransDigm Inc Tranche L 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.1439% 1/19/2032 (e)(f)(g)	466,688	466,711
TransDigm Inc Tranche M 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1439% 8/19/2032 (e)(f)(g)	1,042,125	1,042,250
TransDigm Inc Tranche N 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1439% 2/13/2033 (e)(f)(g)	124,688	124,667
		1,633,628
Commercial Services & Supplies - 0.3%
ABG Intermediate Holdings 2 LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.8939% 2/13/2032 (e)(f)(g)	854,188	852,940
ABG Intermediate Holdings 2 LLC Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.8939% 12/21/2028 (e)(f)(g)	851,148	851,148
Artera Services LLC 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.1439% 2/15/2031 (e)(f)(g)	288,363	254,258
Brand Industrial Services Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.1632% 8/1/2030 (e)(f)(g)	1,465,963	1,143,144
CSC ServiceWorks East LLC Tranche EXCHANGE FLSO TL 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.9277% 9/4/2030 (e)(f)(g)	1,558,339	1,167,103
CSC ServiceWorks East LLC Tranche INITIAL FL1O 1LN, term loan CME Term SOFR 1 month Index + 5.43%, 9.0961% 9/4/2030 (e)(f)(g)	268,025	274,682
Neptune Bidco US Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 8.7687% 2/3/2033 (e)(f)(g)	390,000	386,424
Sabert Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.8939% 12/10/2028 (e)(f)(g)	252,805	253,542
		5,183,241
Machinery - 0.0%
Beach Acquisition Bidco LLC 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 6.3939% 9/12/2032 (e)(f)(g)	94,526	94,897
STS Operating Inc 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.7439% 3/25/2031 (e)(f)(g)	273,700	273,758
		368,655
Passenger Airlines - 0.1%
American Airlines Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.6658% 5/29/2033 (e)(f)(g)	1,665,000	1,642,806
Transportation Infrastructure - 0.0%
GB AIT Buyer Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 7.9134% 4/29/2033 (e)(f)(g)	150,000	149,964
TOTAL INDUSTRIALS		8,978,294
Information Technology - 0.9%
Electronic Equipment, Instruments & Components - 0.0%
DG Investment Intermediate Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.8939% 7/9/2032 (e)(f)(g)	95,525	95,644
Lightning Power LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 5.6439% 8/18/2031 (e)(f)(g)	132,638	132,655
		228,299
IT Services - 0.1%
GTT Communications Inc Tranche NEW $ HOLDCO 1LN, term loan 14% 7/15/2031 (e)(f)	228,793	184,560
Kaseya Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9134% 3/22/2032 (e)(f)(g)	251,813	193,755
Peraton Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.5134% 2/1/2028 (e)(f)(g)	989,661	890,695
		1,269,010
Software - 0.8%
Applied Systems Inc 2LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.2322% 2/23/2032 (e)(f)(g)	10,000	9,847
Applied Systems Inc Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9822% 2/24/2031 (e)(f)(g)	539,069	528,961
Avalara Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.2322% 3/29/2032 (e)(f)(g)	1,287,024	1,230,074
CoreWeave Financing DDTL V LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 0.5%, 3.2177% 11/15/2031 (e)(f)(g)(k)	180,000	183,562
Darktrace Finco US LLC 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 6.9271% 10/9/2031 (e)(f)(g)	74,435	67,698
KnowBe4 Inc 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.4134% 7/26/2032 (e)(f)(g)	79,600	61,690
Modena Buyer LLC 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 7.9134% 7/1/2031 (e)(f)(g)	1,334,675	1,230,237
Ping Identity Holding Corp 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.3754% 11/15/2032 (e)(f)(g)	84,788	82,456
Polaris Newco LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 7.925% 6/2/2028 (e)(f)(g)	1,010,538	874,207
Proofpoint Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.7322% 8/31/2028 (e)(f)(g)	3,084,714	2,972,893
Red Planet Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.3939% 9/8/2032 (e)(f)(g)	333,004	332,634
UKG Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9134% 2/10/2031 (e)(f)(g)	3,795,255	3,566,667
VS Buyer LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 5.9134% 4/14/2031 (e)(f)(g)	1,671,409	1,602,463
		12,743,389
TOTAL INFORMATION TECHNOLOGY		14,240,698
Materials - 0.5%
Chemicals - 0.3%
Advancion Holdings LLC 1LN, term loan CME Term SOFR 1 month Index + 4.75%, 8.4158% 11/24/2027 (e)(f)(g)	204,470	187,090
Advancion Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.7658% 11/24/2027 (e)(f)(g)	638,325	584,067
Discovery Purchaser Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 7.4136% 10/4/2029 (e)(f)(g)	2,862,142	2,847,831
Herens US Holdco Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.925%, 7.7572% 7/3/2028 (e)(f)(g)	820,930	775,935
M2S Group Intermediate Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 8.4134% 8/25/2031 (e)(f)(g)	1,204,088	1,192,806
		5,587,729
Containers & Packaging - 0.2%
Clydesdale Acquisition Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 3.175%, 6.8189% 4/13/2029 (e)(f)(g)	2,959,305	2,903,463
TOTAL MATERIALS		8,491,192
TOTAL UNITED STATES		55,391,517
TOTAL BANK LOAN OBLIGATIONS (Cost $62,852,261)		60,099,575

Collateralized Mortgage Obligations - 1.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 1.1%
Fannie Mae Guaranteed REMIC Series 2021-66 Class DA, 2% 1/25/2048	125,086	106,327
Fannie Mae Guaranteed REMIC Series 2021-66 Class DM, 2% 1/25/2048	132,930	112,995
Fannie Mae Guaranteed REMIC Series 2021-85 Class L, 2.5% 8/25/2048	110,371	98,226
Fannie Mae Guaranteed REMIC Series 2021-96 Class HA, 2.5% 2/25/2050	172,092	152,940
Fannie Mae Guaranteed REMIC Series 2022-1 Class KA, 3% 5/25/2048	168,216	156,805
Fannie Mae Guaranteed REMIC Series 2022-13 Class MA, 3% 5/25/2044	580,063	557,760
Fannie Mae Guaranteed REMIC Series 2022-3 Class N, 2% 10/25/2047	1,284,053	1,149,149
Fannie Mae Guaranteed REMIC Series 2022-4 Class B, 2.5% 5/25/2049	125,070	111,791
Fannie Mae Guaranteed REMIC Series 2022-7 Class A, 3% 5/25/2048	237,558	221,513
Fannie Mae Guaranteed REMIC Series 2023-54 Class FD, U.S. 30-Day Avg. SOFR Index + 1.45%, 5.0778% 11/25/2053 (f)(g)	592,199	600,739
Fannie Mae Guaranteed REMIC Series 2024-7 Class FB, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8278% 9/25/2053 (f)(g)	252,702	254,779
Fannie Mae Mortgage pass-thru certificates Series 2024-100 Class EF, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8278% 6/25/2054 (f)(g)	417,263	420,351
Fannie Mae Mortgage pass-thru certificates Series 2025-4 Class FH, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8278% 9/25/2054 (f)(g)	221,500	222,947
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class AF, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.0278% 2/25/2055 (f)(g)	271,038	273,725
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class DF, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.0278% 9/25/2054 (f)(g)	325,403	328,485
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class FB, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8278% 2/25/2055 (f)(g)	490,402	494,694
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class FE, U.S. 30-Day Avg. SOFR Index + 1.15%, 4.7778% 2/25/2055 (f)(g)	247,975	249,813
Freddie Mac Gold Pool Series 2026-433 Class BA, 4% 4/25/2027	7,943,446	7,894,978
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5159 Class GC, 2% 11/25/2047	97,946	87,290
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5122 Class TE, 1.5% 6/25/2051	383,747	320,483
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5175 Class CB, 2.5% 4/25/2050	622,296	546,173
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5180 Class KA, 2.5% 10/25/2047	122,123	111,290
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5189 Class DA, 2.5% 5/25/2049	135,969	121,311
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5190 Class BA, 2.5% 11/25/2047	127,197	115,846
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5191 Class CA, 2.5% 4/25/2050	145,641	128,250
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5197 Class DA, 2.5% 11/25/2047	96,428	87,891
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5198 Class BA, 2.5% 11/25/2047	472,806	432,899
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5213 Class JM, 3.5% 9/25/2051	495,367	479,982
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5214 Class CG, 3.5% 4/25/2052	206,418	196,905
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5220 Class PK, 3.5% 1/25/2051	272,357	258,394
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5224 Class DQ, 3.75% 8/25/2044	283,267	272,354
Freddie Mac Multifamily Structured pass-thru certificates Series 2023-5330 Class FA, U.S. 30-Day Avg. SOFR Index + 1.05%, 4.6778% 8/25/2053 (f)(g)	384,521	386,518
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-5425 Class FK, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8278% 6/25/2054 (f)(g)	256,912	259,134
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5499 Class NF, U.S. 30-Day Avg. SOFR Index + 1.15%, 4.7778% 2/25/2055 (f)(g)	558,389	561,842
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5499 Class WF, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8278% 2/25/2055 (f)(g)	186,006	186,558
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5500 Class FV, U.S. 30-Day Avg. SOFR Index + 1.25%, 4.8778% 10/25/2054 (f)(g)	338,455	341,093
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5509 Class FB, U.S. 30-Day Avg. SOFR Index + 1.15%, 4.7778% 2/25/2055 (f)(g)	406,879	409,841
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5529 Class CF, U.S. 30-Day Avg. SOFR Index + 1.05%, 4.6778% 4/25/2055 (f)(g)	350,853	352,170
TOTAL UNITED STATES		19,064,241
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $18,947,963)		19,064,241

Commercial Mortgage Securities - 2.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 2.1%
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-K057 Class A2, 2.57% 7/25/2026	396,109	395,065
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-K058 Class A2, 2.653% 8/25/2026	1,902,988	1,896,901
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-K059 Class A2, 3.12% 9/25/2026 (f)	422,267	420,507
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-K060 Class A2, 3.3% 10/25/2026	1,496,357	1,489,470
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K061 Class A2, 3.347% 11/25/2026	6,373,195	6,344,187
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K062 Class A2, 3.413% 12/25/2026	1,963,286	1,952,627
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K063 Class A2, 3.43% 1/25/2027	590,235	587,135
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K065 Class A2, 3.243% 4/25/2027	2,100,000	2,081,220
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K067 Class A2, 3.194% 7/25/2027	600,000	592,829
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K068 Class A2, 3.244% 8/25/2027	700,000	691,443
Freddie Mac Multifamily Structured pass-thru certificates Series 2019-K736 Class A2, 2.282% 7/25/2026	793	791
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-K737 Class A2, 2.525% 10/25/2026	2,713,683	2,699,603
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-K739 Class A2, 1.336% 9/25/2027	8,174,983	7,941,656
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-K523 Class AS, U.S. 30-Day Avg. SOFR Index + 0.55%, 4.1417% 4/25/2029 (f)(g)	2,194,249	2,193,116
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K544 Class AS, U.S. 30-Day Avg. SOFR Index + 0.53%, 4.1217% 6/25/2030 (f)(g)	1,300,000	1,297,907
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K554 Class AS, U.S. 30-Day Avg. SOFR Index + 0.5%, 4.0917% 10/25/2030 (f)(g)	799,575	798,507
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K557 Class AS, 4.0917% 12/25/2030 (f)	1,299,901	1,299,899
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K562 Class AS, U.S. 30-Day Avg. SOFR Index + 0.5%, 4.1492% 3/25/2031 (f)(g)	1,599,783	1,600,275
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K563 Class AS, U.S. 30-Day Avg. SOFR Index + 0.5%, 4.0917% 5/25/2031 (f)(g)	1,700,000	1,699,997
TOTAL UNITED STATES		35,983,135
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $35,958,705)		35,983,135

Common Stocks - 7.8%
	Shares	Value ($)
BRAZIL - 0.0%
Industrials - 0.0%
Passenger Airlines - 0.0%
Azul SA (PN)	48,396	391,572
Azul SA ADR	15,669	140,864

TOTAL BRAZIL		532,436
CANADA - 0.1%
Information Technology - 0.1%
IT Services - 0.1%
Shopify Inc Class A (p)	10,800	1,235,613
FRANCE - 0.1%
Communication Services - 0.1%
Media - 0.1%
Altice France Holding SA (h)(s)	43,942	809,355
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
LVMH Moet Hennessy Louis Vuitton SE	500	276,530
TOTAL FRANCE		1,085,885
HONG KONG - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Studio City International Holdings Ltd ADR (p)	11,100	20,313
Studio City International Holdings Ltd ADR (m)(p)	10,083	18,452

TOTAL HONG KONG		38,765
LUXEMBOURG - 0.0%
Materials - 0.0%
Containers & Packaging - 0.0%
Kloeckner Pentaplast GmbH (h)	6,498	17,151
NETHERLANDS - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
NXP Semiconductors NV	2,300	646,369
TAIWAN - 0.5%
Information Technology - 0.5%
Semiconductors & Semiconductor Equipment - 0.5%
Taiwan Semiconductor Manufacturing Co Ltd ADR	18,800	8,978,316
UNITED STATES - 7.1%
Communication Services - 0.6%
Interactive Media & Services - 0.6%
Alphabet Inc Class A	19,500	6,968,715
Meta Platforms Inc Class A	5,300	2,985,437
		9,954,152
Media - 0.0%
iHeartMedia Inc Class A (p)	5,655	24,260
TOTAL COMMUNICATION SERVICES		9,978,412
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Boyd Gaming Corp	12,300	1,086,459
New Cotai LLC / New Cotai Capital Corp (h)(p)(r)	247,076	2,471
TOTAL CONSUMER DISCRETIONARY		1,088,930
Consumer Staples - 0.1%
Beverages - 0.0%
Celsius Holdings Inc (p)(q)	11,200	327,936
Consumer Staples Distribution & Retail - 0.1%
Southeastern Grocers LLC rights (h)(p)	40,826	0
US Foods Holding Corp (p)	9,200	940,700
		940,700
TOTAL CONSUMER STAPLES		1,268,636
Energy - 0.1%
Energy Equipment & Services - 0.0%
Forbes Energy Services Ltd (h)(p)	6,562	0
Superior Energy Services Inc Class A (h)(p)	5,560	541,544
		541,544
Oil, Gas & Consumable Fuels - 0.1%
California Resources Corp	865	45,733
EP Energy Corp (h)(p)	52,316	88,937
Expand Energy Corp	86	7,842
Mesquite Energy Inc (h)(p)	36,944	568,196
Unit Corp	2,069	64,739
		775,447
TOTAL ENERGY		1,316,991
Financials - 0.8%
Capital Markets - 0.0%
Ares Management Corp Class A	4,400	489,764
KKR & Co Inc Class A	2,500	229,450
		719,214
Consumer Finance - 0.1%
OneMain Holdings Inc	29,100	1,774,227
Financial Services - 0.5%
Apollo Global Management Inc	22,500	2,661,975
Carnelian Point Holdings LP warrants 6/30/2027 (h)(p)	54	158
Mastercard Inc Class A	3,000	1,540,800
Visa Inc Class A	10,500	3,602,445
		7,805,378
Insurance - 0.2%
Arthur J Gallagher & Co	15,200	3,489,464
TOTAL FINANCIALS		13,788,283
Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
Medline Inc Class A	2,900	114,376
Health Care Providers & Services - 0.0%
Cano Health LLC warrants 6/28/2029 (h)(p)	493	0
Tenet Healthcare Corp (p)	3,700	692,196
		692,196
TOTAL HEALTH CARE		806,572
Industrials - 2.5%
Building Products - 0.2%
Carlisle Cos Inc	1,400	507,850
Simpson Manufacturing Co Inc	3,800	795,530
Trane Technologies PLC	3,600	1,768,176
		3,071,556
Construction & Engineering - 1.4%
API Group Corp (p)	17,300	732,655
Comfort Systems USA Inc	5,100	10,107,946
Construction Partners Inc Class A (p)	6,900	819,513
EMCOR Group Inc	2,700	2,240,676
IES Holdings Inc (p)	9,100	6,685,406
Sterling Infrastructure Inc (p)	2,500	2,098,400
WillScot Holdings Corp	60,500	1,746,030
		24,430,626
Electrical Equipment - 0.7%
Eaton Corp PLC	6,500	2,769,780
Nextpower Inc Class A (p)	19,000	2,263,660
nVent Electric PLC	12,100	2,052,281
Vertiv Holdings Co Class A	14,700	4,921,854
		12,007,575
Ground Transportation - 0.1%
Uber Technologies Inc (p)	12,500	902,000
Machinery - 0.1%
Parker-Hannifin Corp	2,600	2,543,112
Passenger Airlines - 0.0%
Spirit Aviation Holdings Inc (p)(q)	15,141	303
Spirit Aviation Holdings Inc (p)	3,278	65
		368
Trading Companies & Distributors - 0.0%
Penhall Acquisition Company (h)(p)	428	0
TOTAL INDUSTRIALS		42,955,237
Information Technology - 2.5%
Communications Equipment - 0.1%
Arista Networks Inc (p)	14,400	2,446,272
Electronic Equipment, Instruments & Components - 0.1%
Coherent Corp (p)	4,500	1,775,115
IT Services - 0.0%
GTT Communications Inc (h)(p)	4,921	177,008
Semiconductors & Semiconductor Equipment - 1.9%
KLA Corp	20,000	6,034,200
Marvell Technology Inc	9,500	2,829,955
Micron Technology Inc	5,200	6,002,308
NVIDIA Corp	66,000	13,205,940
ON Semiconductor Corp (p)	25,665	2,426,369
Wolfspeed Inc (q)	15,892	766,789
		31,265,561
Software - 0.4%
AppLovin Corp Class A (p)	1,600	824,368
Fair Isaac Corp (p)	700	836,346
Microsoft Corp	6,500	2,424,630
Monday.com Ltd (p)	6,700	485,013
Palantir Technologies Inc Class A (p)	7,700	898,359
Terawulf Inc (p)	45,700	1,128,790
		6,597,506
TOTAL INFORMATION TECHNOLOGY		42,261,462
Materials - 0.1%
Construction Materials - 0.1%
Eagle Materials Inc	1,700	382,500
James Hardie Industries PLC (p)	41,100	1,075,998
Martin Marietta Materials Inc	1,100	634,370
		2,092,868
Metals & Mining - 0.0%
Elah Holdings Inc (h)(p)	14	182
TOTAL MATERIALS		2,093,050
Utilities - 0.3%
Electric Utilities - 0.0%
Portland General Electric Co	140	7,256
Independent Power and Renewable Electricity Producers - 0.3%
PureWest Energy LLC (h)(p)	901	203
Vistra Corp	30,600	4,854,078
		4,854,281
TOTAL UTILITIES		4,861,537
TOTAL UNITED STATES		120,419,110
TOTAL COMMON STOCKS (Cost $63,934,436)		132,953,645

Convertible Corporate Bonds - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
New Cotai LLC 5% 2/24/2027 (h)	351,414	227,119
Financials - 0.0%
Capital Markets - 0.0%
Coinbase Global Inc 0.25% 4/1/2030	390,000	349,440
TOTAL UNITED STATES		576,559
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $739,333)		576,559

Convertible Preferred Stocks - 0.7%
	Shares	Value ($)
BRAZIL - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Vale SA Series A6, 1.9554% (f)	79,306	616,421
UNITED STATES - 0.7%
Financials - 0.7%
Capital Markets - 0.2%
Ares Management Corp 6.75% Series B	97,961	3,686,272
Financial Services - 0.5%
Acrisure Holdings Inc Series A-2 (h)(p)	241,598	7,682,817
TOTAL UNITED STATES		11,369,089
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $9,859,888)		11,985,510

Fixed-Income Funds - 7.5%
	Shares	Value ($)
Fidelity Floating Rate Central Fund (u)	1,166,376	109,756,025
iShares Broad USD High Yield Corporate Bond ETF (q)	527,400	19,524,348
TOTAL FIXED-INCOME FUNDS (Cost $132,892,222)		129,280,373

Foreign Government and Government Agency Obligations - 15.1%
		Principal Amount (a)	Value ($)
ALBANIA - 0.0%
Republic of Albania 4.75% 2/14/2035 (n)	EUR	255,000	294,119
ANGOLA - 0.1%
Angola Republic 8.25% 5/9/2028 (m)		490,000	505,166
Angola Republic 8.75% 4/14/2032 (m)		325,000	328,201
Angola Republic 9.244% 1/15/2031 (m)		335,000	347,479
Angola Republic 9.375% 3/31/2033 (m)		265,000	270,634
Angola Republic 9.375% 5/8/2048 (m)		370,000	355,093
Angola Republic 9.875% 10/15/2035 (m)		200,000	208,525
TOTAL ANGOLA			2,015,098
ARGENTINA - 0.7%
Argentine Republic 0.75% 7/9/2030 (l)		4,237,422	3,750,733
Argentine Republic 1% 7/9/2029		744,659	678,384
Argentine Republic 3.5% 7/9/2041 (l)		1,770,000	1,324,845
Argentine Republic 4.125% 7/9/2035 (l)		3,842,241	3,077,635
Argentine Republic 5% 1/9/2038 (l)		2,297,304	1,919,397
Province of Santa Fe 8.1% 12/11/2034 (n)		270,000	271,985
Provincia del Chubut Argentina 9.45% 4/29/2036 (m)		370,000	395,730
TOTAL ARGENTINA			11,418,709
ARMENIA - 0.0%
Republic of Armenia 3.6% 2/2/2031 (m)		280,000	258,009
Republic of Armenia 6.75% 3/12/2035 (m)		570,000	596,801
TOTAL ARMENIA			854,810
AUSTRALIA - 0.3%
Australian Commonwealth 0.5% 9/21/2026 (n)	AUD	6,160,000	4,227,836
Australian Commonwealth 1% 12/21/2030 (n)	AUD	100,000	59,823
Australian Commonwealth 4.75% 6/21/2054 (n)	AUD	10,000	6,401
TOTAL AUSTRALIA			4,294,060
BAHAMAS (NASSAU) - 0.0%
Commonwealth of the Bahamas 8.25% 6/24/2036 (m)		385,000	432,101
BAHRAIN - 0.1%
Bahrain Kingdom 5.625% 5/18/2034 (m)		155,000	141,192
Bahrain Kingdom 5.8735% 2/6/2034 (m)		245,000	237,177
Bahrain Kingdom 6.625% 10/6/2037 (m)		200,000	187,874
Bahrain Kingdom 7.1% 2/3/2038 (m)		350,000	340,484
Bahrain Kingdom 7.5% 2/12/2036 (m)		200,000	203,000
TOTAL BAHRAIN			1,109,727
BENIN - 0.1%
Republic of Benin 7.96% 2/13/2038 (m)		645,000	684,232
Republic of Benin 8.375% 1/23/2041 (m)		180,000	194,400
TOTAL BENIN			878,632
BERMUDA - 0.1%
Republic of Bermuda 2.375% 8/20/2030 (m)		55,000	49,720
Republic of Bermuda 3.375% 8/20/2050 (m)		165,000	113,860
Republic of Bermuda 3.717% 1/25/2027 (m)		645,000	642,178
Republic of Bermuda 4.75% 2/15/2029 (m)		360,000	358,344
Republic of Bermuda 5% 7/15/2032 (m)		260,000	260,703
TOTAL BERMUDA			1,424,805
BRAZIL - 0.2%
Brazil Notas do Tesouro Nacional Serie B 3.875% 6/12/2030		830,000	789,969
Brazil Notas do Tesouro Nacional Serie B 5.625% 2/21/2047		240,000	204,468
Brazil Notas do Tesouro Nacional Serie B 6% 10/20/2033		335,000	337,412
Brazil Notas do Tesouro Nacional Serie B 6.25% 5/22/2036		350,000	346,990
Brazil Notas do Tesouro Nacional Serie B 6.625% 3/15/2035		270,000	277,668
Brazil Notas do Tesouro Nacional Serie B 7.125% 1/20/2037		565,000	611,019
Brazil Notas do Tesouro Nacional Serie B 8.25% 1/20/2034		1,045,000	1,182,992
Federative Republic of Brazil 7.250% 1/12/2056		355,000	356,731
TOTAL BRAZIL			4,107,249
CANADA - 1.0%
Canadian Government 3% 2/1/2027	CAD	9,730,000	6,884,670
Canadian Government 3.25% 6/1/2035	CAD	13,700,000	9,620,992
TOTAL CANADA			16,505,662
CHILE - 0.2%
Chilean Republic 2.45% 1/31/2031		1,355,000	1,229,852
Chilean Republic 2.75% 1/31/2027		310,000	306,280
Chilean Republic 3.1% 1/22/2061		700,000	440,139
Chilean Republic 3.5% 1/31/2034		200,000	181,600
Chilean Republic 4% 1/31/2052		200,000	157,432
Chilean Republic 4.34% 3/7/2042		260,000	230,035
Chilean Republic 5.33% 1/5/2054		505,000	487,174
TOTAL CHILE			3,032,512
COLOMBIA - 0.3%
Colombian Republic 3% 1/30/2030		1,025,000	936,625
Colombian Republic 3.125% 4/15/2031		535,000	473,876
Colombian Republic 3.25% 4/22/2032		290,000	251,430
Colombian Republic 5% 6/15/2045		200,000	159,849
Colombian Republic 5.2% 5/15/2049		650,000	521,203
Colombian Republic 5.375% 1/21/2029		365,000	364,307
Colombian Republic 6.125% 1/18/2041		40,000	37,399
Colombian Republic 6.125% 1/21/2031		200,000	202,306
Colombian Republic 6.5% 1/21/2033		210,000	213,116
Colombian Republic 7.375% 4/25/2030		250,000	263,563
Colombian Republic 7.375% 9/18/2037		140,000	148,399
Colombian Republic 7.5% 2/2/2034		250,000	266,938
Colombian Republic 8% 11/14/2035		310,000	341,884
Colombian Republic 8% 4/20/2033		280,000	306,768
Colombian Republic 8.5% 4/25/2035		280,000	316,820
Colombian Republic 8.75% 11/14/2053		290,000	343,288
TOTAL COLOMBIA			5,147,771
CONGO - 0.0%
Republic of Congo 9.5% 2/17/2035 (n)		200,000	195,562
CONGO DEMOCRATIC REPUBLIC OF - 0.0%
DRC International Bond 8.75% 4/16/2032 (m)		250,000	257,935
DRC International Bond 9.5% 4/16/2037 (m)		200,000	208,250
TOTAL CONGO DEMOCRATIC REPUBLIC OF			466,185
COSTA RICA - 0.0%
Republic of Costa Rica 5.625% 4/30/2043 (m)		215,000	207,107
Republic of Costa Rica 6.125% 2/19/2031 (m)		130,000	133,800
Republic of Costa Rica 6.55% 4/3/2034 (m)		140,000	149,247
Republic of Costa Rica 7.3% 11/13/2054 (m)		305,000	344,141
TOTAL COSTA RICA			834,295
COTE D'IVOIRE - 0.1%
Cote d'Ivoire 6.125% 6/15/2033 (m)		620,000	615,040
Cote d'Ivoire 6.375% 3/3/2028 (m)		154,077	155,719
Cote d'Ivoire 6.75% 2/25/2041 (m)		335,000	324,739
Cote d'Ivoire 8.075% 4/1/2036 (m)		285,000	312,913
Cote d'Ivoire 8.25% 1/30/2037 (m)		300,000	332,025
TOTAL COTE D'IVOIRE			1,740,436
DOMINICAN REPUBLIC - 0.3%
Dominican Republic 4.5% 1/30/2030 (m)		610,000	589,718
Dominican Republic 4.875% 9/23/2032 (m)		860,000	817,860
Dominican Republic 5.75% 3/17/2034 (m)		210,000	207,059
Dominican Republic 5.95% 1/25/2027 (m)		445,000	447,448
Dominican Republic 6% 7/19/2028 (m)		360,000	364,968
Dominican Republic 6.5% 2/15/2048 (m)		215,000	212,849
Dominican Republic 6.6% 6/1/2036 (m)		224,000	233,778
Dominican Republic 6.85% 1/27/2045 (m)		300,000	308,115
Dominican Republic 7.05% 2/3/2031 (m)		375,000	395,475
Dominican Republic 7.15% 2/24/2055 (m)		375,000	399,544
Dominican Republic 7.45% 4/30/2044 (m)		335,000	363,873
TOTAL DOMINICAN REPUBLIC			4,340,687
ECUADOR - 0.2%
Ecuador Government International Bond 6.9% 7/31/2030 (l)(m)		903,771	902,750
Ecuador Government International Bond 6.9% 7/31/2035 (l)(m)		980,000	898,729
Ecuador Government International Bond 8.75% 1/29/2034 (m)		625,000	631,813
Ecuador Government International Bond 9.25% 1/29/2039 (m)		400,000	409,799
TOTAL ECUADOR			2,843,091
EGYPT - 0.3%
Arab Republic of Egypt 6.375% 4/11/2031 (m)	EUR	260,000	302,697
Arab Republic of Egypt 7.0529% 1/15/2032 (m)		30,000	30,000
Arab Republic of Egypt 7.5% 1/31/2027 (m)		830,000	837,836
Arab Republic of Egypt 7.5% 2/16/2061 (m)		480,000	413,318
Arab Republic of Egypt 7.625% 5/20/2034 (m)		315,000	317,907
Arab Republic of Egypt 7.903% 2/21/2048 (m)		460,000	421,194
Arab Republic of Egypt 8.5% 1/31/2047 (m)		580,000	567,722
Arab Republic of Egypt 8.7002% 3/1/2049 (m)		460,000	454,961
Arab Republic of Egypt 9.45% 2/4/2033 (m)		320,000	354,840
Arab Republic of Egypt Treasury Bills 0% 12/1/2026 (o)	EGP	16,100,000	297,101
Arab Republic of Egypt Treasury Bills 0% 3/16/2027 (o)	EGP	16,950,000	293,944
Arab Republic of Egypt Treasury Bills 0% 7/21/2026 (o)	EGP	11,075,000	223,286
Egyptian Financial Co for Sovereign Taskeek/The 7.95% 10/7/2032 (m)		200,000	210,128
TOTAL EGYPT			4,724,934
EL SALVADOR - 0.1%
El Salvador Republic 4% 4/17/2030 (l)(m)		290,000	10,730
El Salvador Republic 7.1246% 1/20/2050 (m)		290,000	268,700
El Salvador Republic 7.625% 2/1/2041 (m)		90,000	91,001
El Salvador Republic 7.65% 6/15/2035 (m)		135,000	139,408
El Salvador Republic 9.25% 4/17/2030 (m)		290,000	312,366
El Salvador Republic 9.65% 11/21/2054 (m)		175,000	200,923
TOTAL EL SALVADOR			1,023,128
FRANCE - 0.3%
French Government 0.75% 5/25/2053 (m)(n)	EUR	9,500,000	4,691,054
GABON - 0.0%
Gabonese Republic 6.625% 2/6/2031 (m)		185,000	159,026
Gabonese Republic 7% 11/24/2031 (m)		180,000	153,387
TOTAL GABON			312,413
GERMANY - 3.5%
German Federal Republic 1.7% 6/10/2027 (n)	EUR	20,980,000	23,801,046
German Federal Republic 2% 12/16/2027 (n)	EUR	7,890,000	8,948,763
German Federal Republic 2.5% 8/15/2054 (n)	EUR	3,590,000	3,430,349
German Federal Republic 2.7% 9/17/2026 (n)	EUR	8,800,000	10,062,924
German Federal Republic 2.9% 2/15/2036 (n)	EUR	11,800,000	13,526,768
TOTAL GERMANY			59,769,850
GHANA - 0.0%
Ghana Republic 0% 1/3/2030 (m)(o)		21,069	18,804
Ghana Republic 0% 7/3/2026 (m)(o)		8,480	8,474
Ghana Republic 5% 7/3/2029 (l)(m)		255,080	251,460
Ghana Republic 5% 7/3/2035 (l)(m)		333,880	309,751
TOTAL GHANA			588,489
GUATEMALA - 0.1%
Guatemala Government Bond 4.9% 6/1/2030 (m)		230,000	227,263
Guatemala Government Bond 5.375% 4/24/2032 (m)		120,000	120,151
Guatemala Government Bond 6.125% 6/1/2050 (m)		350,000	350,910
Guatemala Government Bond 6.25% 8/15/2036 (m)		460,000	480,097
Guatemala Government Bond 6.6% 6/13/2036 (m)		190,000	202,160
Guatemala Government Bond 6.875% 8/15/2055 (m)		280,000	304,240
TOTAL GUATEMALA			1,684,821
HUNGARY - 0.2%
Hungary Government 2.125% 9/22/2031 (m)		205,000	177,839
Hungary Government 3.125% 9/21/2051 (m)		340,000	218,664
Hungary Government 4.25% 5/26/2033 (n)	EUR	210,000	247,024
Hungary Government 5.25% 6/16/2029 (m)		295,000	298,503
Hungary Government 5.5% 6/16/2034 (m)		695,000	706,468
Hungary Government 6.125% 5/22/2028 (m)		225,000	230,344
Hungary Government 6.75% 9/23/2055 (m)		435,000	474,768
Hungary Government 6.75% 9/25/2052 (m)		145,000	158,332
Hungary Government 7% 10/24/2035	HUF	213,810,000	782,415
TOTAL HUNGARY			3,294,357
INDONESIA - 0.2%
Indonesia Government 3.2% 9/23/2061		400,000	244,868
Indonesia Government 4.35% 1/11/2048		300,000	246,450
Indonesia Government 5.95% 1/8/2046 (m)		350,000	357,053
Indonesia Government 6.625% 2/17/2037 (m)		220,000	239,513
Indonesia Government 6.75% 1/15/2044 (m)		330,000	366,297
Indonesia Government 7.75% 1/17/2038 (m)		930,000	1,101,074
Indonesia Government 8.5% 10/12/2035 (m)		875,000	1,069,250
TOTAL INDONESIA			3,624,505
ISRAEL - 0.1%
Israel Government 3.375% 1/15/2050		595,000	395,709
Israel Government 5% 1/13/2036		445,000	433,934
Israel Government 5.75% 3/12/2054		315,000	300,749
Israel Government 5.875% 1/13/2056		450,000	436,666
TOTAL ISRAEL			1,567,058
ITALY - 0.2%
Italian Republic 4.65% 10/1/2055 (m)(n)	EUR	3,600,000	4,283,571
JAMAICA - 0.0%
Jamaican Government 7.875% 7/28/2045		160,000	192,382
JAPAN - 0.7%
Japan Government 0.7% 12/20/2048	JPY	670,000,000	2,227,221
Japan Government 0.9% 8/1/2027	JPY	500,000,000	3,065,746
Japan Government 3.4% 12/20/2055	JPY	1,150,000,000	6,469,904
TOTAL JAPAN			11,762,871
JORDAN - 0.0%
Jordan Government 7.375% 10/10/2047 (m)		110,000	109,622
Jordan Government 7.5% 1/13/2029 (m)		215,000	224,568
Jordan Government 7.75% 1/15/2028 (m)		225,000	232,610
TOTAL JORDAN			566,800
KAZAKHSTAN - 0.0%
Baiterek National Investment Holding JSC 5.2% 5/6/2033 (m)		350,000	347,869
KENYA - 0.1%
Republic of Kenya 8.7% 2/26/2039 (m)		200,000	198,300
Republic of Kenya 8.8% 10/9/2038 (m)		200,000	202,000
Republic of Kenya 9.5% 3/5/2036 (m)		200,000	212,166
Republic of Kenya 9.75% 2/16/2031 (m)		410,000	445,875
TOTAL KENYA			1,058,341
LEBANON - 0.0%
Lebanon Republic 5.8% (j)(n)		625,000	152,188
Lebanon Republic 6.375% (j)(n)		400,000	99,400
TOTAL LEBANON			251,588
MEXICO - 0.4%
United Mexican States 3.5% 2/12/2034		610,000	520,001
United Mexican States 3.75% 4/19/2071		1,000,000	573,500
United Mexican States 4.875% 5/19/2033		345,000	327,695
United Mexican States 5.375% 3/22/2033		330,000	323,440
United Mexican States 5.625% 2/9/2034		370,000	364,154
United Mexican States 5.75% 10/12/2110		600,000	488,136
United Mexican States 6% 5/7/2036		600,000	598,170
United Mexican States 6.05% 1/11/2040		670,000	651,073
United Mexican States 6.125% 2/9/2038		265,000	259,819
United Mexican States 6.25% 8/27/2037		275,000	274,753
United Mexican States 6.338% 5/4/2053		305,000	284,870
United Mexican States 6.35% 2/9/2035		465,000	475,928
United Mexican States 6.4% 5/7/2054		200,000	188,649
United Mexican States 6.75% 2/9/2056		745,000	731,590
United Mexican States 6.875% 5/13/2037		245,000	257,631
United Mexican States 7.375% 5/13/2055		500,000	532,060
TOTAL MEXICO			6,851,469
MONGOLIA - 0.0%
Mongolia Government 6.625% 2/25/2030 (m)		230,000	236,541
Mongolia Government 7.875% 6/5/2029 (m)		200,000	212,250
TOTAL MONGOLIA			448,791
MONTENEGRO - 0.1%
Republic of Montenegro 4.875% 4/1/2032 (m)	EUR	195,000	225,940
Republic of Montenegro 7.25% 3/12/2031 (m)		745,000	789,253
TOTAL MONTENEGRO			1,015,193
MOROCCO - 0.0%
Moroccan Kingdom 6.5% 9/8/2033 (m)		495,000	527,338
NETHERLANDS - 0.8%
Dutch Government 0% 1/15/2027 (m)(n)	EUR	5,990,000	6,757,390
Dutch Government 0.75% 7/15/2027 (m)(n)	EUR	6,960,000	7,812,675
TOTAL NETHERLANDS			14,570,065
NIGERIA - 0.2%
Republic of Nigeria 6.125% 9/28/2028 (m)		1,150,000	1,149,425
Republic of Nigeria 6.5% 11/28/2027 (m)		445,000	447,670
Republic of Nigeria 7.143% 2/23/2030 (m)		360,000	365,850
Republic of Nigeria 7.696% 2/23/2038 (m)		280,000	285,530
Republic of Nigeria 7.875% 2/16/2032 (m)		160,000	166,515
Republic of Nigeria 9.1297% 1/13/2046 (m)		255,000	282,668
Republic of Nigeria Treasury Bills 0% 7/14/2026 (o)	NGN	360,000,000	259,055
Republic of Nigeria Treasury Bills 0% 7/28/2026 (o)	NGN	597,678,000	426,377
Republic of Nigeria Treasury Bills 0% 8/4/2026 (o)	NGN	171,945,000	122,188
Republic of Nigeria Treasury Bills 0% 9/15/2026 (o)	NGN	146,415,000	101,588
TOTAL NIGERIA			3,606,866
OMAN - 0.1%
Oman Sultanate 5.625% 1/17/2028 (m)		365,000	369,325
Oman Sultanate 6% 8/1/2029 (m)		450,000	463,919
Oman Sultanate 6.25% 1/25/2031 (m)		425,000	446,781
Oman Sultanate 6.5% 3/8/2047 (m)		395,000	421,025
Oman Sultanate 6.75% 1/17/2048 (m)		455,000	499,322
Oman Sultanate 7% 1/25/2051 (m)		105,000	119,598
TOTAL OMAN			2,319,970
PAKISTAN - 0.1%
Islamic Republic of Pakistan 6.875% 12/5/2027 (m)		430,000	433,225
Islamic Republic of Pakistan 6.975% 4/24/2029 (m)		200,000	200,300
Islamic Republic of Pakistan 7.375% 4/8/2031 (m)		240,000	241,800
TOTAL PAKISTAN			875,325
PANAMA - 0.1%
Panamanian Republic 3.298% 1/19/2033		140,000	124,355
Panamanian Republic 5.227% 2/23/2034		485,000	478,113
Panamanian Republic 5.662% 2/23/2038		1,075,000	1,072,502
Panamanian Republic 7.875% 3/1/2057		290,000	350,845
Panamanian Republic 8% 3/1/2038		305,000	358,985
TOTAL PANAMA			2,384,800
PARAGUAY - 0.1%
Republic of Paraguay 2.739% 1/29/2033 (m)		225,000	199,603
Republic of Paraguay 4.95% 4/28/2031 (m)		250,000	250,278
Republic of Paraguay 5.4% 3/30/2050 (m)		265,000	244,297
Republic of Paraguay 6% 2/9/2036 (m)		260,000	272,240
Republic of Paraguay 6.65% 3/4/2055 (m)		200,000	215,000
TOTAL PARAGUAY			1,181,418
PERU - 0.1%
Peruvian Republic 2.783% 1/23/2031		740,000	681,170
Peruvian Republic 3% 1/15/2034		440,000	381,524
Peruvian Republic 3.3% 3/11/2041		360,000	279,234
TOTAL PERU			1,341,928
PHILIPPINES - 0.1%
Philippine Republic 2.65% 12/10/2045		390,000	249,113
Philippine Republic 2.95% 5/5/2045		160,000	109,055
Philippine Republic 5% 7/17/2033		210,000	209,213
Philippine Republic 5.5% 1/17/2048		200,000	193,075
Philippine Republic 5.6% 5/14/2049		295,000	288,363
Philippine Republic 5.609% 4/13/2033		305,000	314,954
Philippine Republic 5.95% 10/13/2047		490,000	498,575
TOTAL PHILIPPINES			1,862,348
POLAND - 0.1%
Bank Gospodarstwa Krajowego 5.375% 5/22/2033 (m)		200,000	203,573
Bank Gospodarstwa Krajowego 6.25% 7/9/2054 (m)		250,000	256,733
Republic of Poland 5.375% 4/14/2036		180,000	182,423
Republic of Poland 5.5% 3/18/2054		285,000	271,197
Republic of Poland 5.5% 4/4/2053		210,000	198,570
Republic of Poland 5.75% 11/16/2032		425,000	446,760
Republic of Poland 6.125% 4/14/2056		180,000	183,431
TOTAL POLAND			1,742,687
QATAR - 0.2%
State of Qatar 4.4% 4/16/2050 (m)		1,045,000	898,700
State of Qatar 4.625% 6/2/2046 (m)		575,000	517,434
State of Qatar 4.817% 3/14/2049 (m)		1,060,000	974,273
State of Qatar 5.103% 4/23/2048 (m)		975,000	932,875
State of Qatar 9.75% 6/15/2030 (m)		295,000	350,103
TOTAL QATAR			3,673,385
ROMANIA - 0.2%
Romanian Republic 3% 2/27/2027 (m)		265,000	261,356
Romanian Republic 3.625% 3/27/2032 (m)		470,000	421,689
Romanian Republic 4% 2/14/2051 (m)		280,000	190,111
Romanian Republic 5.75% 7/4/2036 (m)		525,000	502,819
Romanian Republic 5.75% 9/16/2030 (m)		374,000	375,814
Romanian Republic 6.125% 10/7/2037 (m)	EUR	435,000	505,426
Romanian Republic 6.625% 2/17/2028 (m)		225,000	229,820
Romanian Republic 6.7% 2/25/2032	RON	595,000	130,074
Romanian Republic 6.85% 7/29/2030	RON	1,075,000	236,807
Romanian Republic 7.125% 1/17/2033 (m)		290,000	308,314
Romanian Republic 7.5% 2/10/2037 (m)		572,000	619,476
Romanian Republic 8% 4/29/2030	RON	1,025,000	234,460
TOTAL ROMANIA			4,016,166
RWANDA - 0.0%
Rwanda Republic 5.5% 8/9/2031 (m)		560,000	534,094
SAUDI ARABIA - 0.2%
Kingdom of Saudi Arabia 2.25% 2/2/2033 (m)		665,000	564,678
Kingdom of Saudi Arabia 3.45% 2/2/2061 (m)		1,120,000	709,352
Kingdom of Saudi Arabia 3.75% 1/21/2055 (m)		655,000	455,618
Kingdom of Saudi Arabia 4.375% 1/12/2031 (m)		260,000	255,494
Kingdom of Saudi Arabia 4.5% 10/26/2046 (m)		640,000	532,288
Kingdom of Saudi Arabia 4.5% 4/22/2060 (m)		225,000	176,845
Kingdom of Saudi Arabia 4.625% 10/4/2047 (m)		330,000	277,441
Kingdom of Saudi Arabia 4.875% 1/12/2036 (m)		270,000	265,613
TOTAL SAUDI ARABIA			3,237,329
SENEGAL - 0.0%
Republic of Senegal 4.75% 3/13/2028 (n)	EUR	170,000	106,347
Republic of Senegal 6.25% 5/23/2033 (m)		290,000	153,048
Republic of Senegal 6.75% 3/13/2048 (m)		120,000	62,250
TOTAL SENEGAL			321,645
SERBIA - 0.1%
Republic of Serbia 2.125% 12/1/2030 (m)		460,000	401,005
Republic of Serbia 6% 6/12/2034 (m)		205,000	210,193
Republic of Serbia 6.5% 9/26/2033 (m)		405,000	427,919
TOTAL SERBIA			1,039,117
SINGAPORE - 0.1%
Republic of Singapore 2.75% 3/1/2035	SGD	2,000,000	1,637,874
SOUTH AFRICA - 0.2%
South African Republic 4.85% 9/27/2027		285,000	285,713
South African Republic 4.85% 9/30/2029		235,000	232,796
South African Republic 5% 10/12/2046		395,000	308,594
South African Republic 5.65% 9/27/2047		190,000	160,668
South African Republic 5.75% 9/30/2049		620,000	525,063
South African Republic 5.875% 4/20/2032		280,000	286,475
South African Republic 6.125% 12/11/2037 (m)		200,000	196,424
South African Republic 7.1% 11/19/2036 (m)		475,000	510,948
South African Republic 7.25% 12/11/2055 (m)		200,000	199,400
TOTAL SOUTH AFRICA			2,706,081
SPAIN - 0.1%
Spanish Kingdom 4% 10/31/2054 (m)(n)	EUR	2,200,000	2,510,582
SRI LANKA - 0.1%
Democratic Socialist Republic of Sri Lanka 3.1% 1/15/2030 (l)(m)		225,923	230,441
Democratic Socialist Republic of Sri Lanka 3.35% 3/15/2033 (l)(m)		755,264	723,165
Democratic Socialist Republic of Sri Lanka 3.6% 2/15/2038 (l)(m)		314,356	317,500
Democratic Socialist Republic of Sri Lanka 3.6% 5/15/2036 (l)(m)		157,112	158,094
Democratic Socialist Republic of Sri Lanka 3.6% 6/15/2035 (l)(m)		91,380	76,165
Democratic Socialist Republic of Sri Lanka 4% 4/15/2028 (m)		120,385	116,322
TOTAL SRI LANKA			1,621,687
SWITZERLAND - 0.3%
Swiss Confederation 3.5% 4/8/2033 (n)	CHF	3,200,000	4,843,560
TRINIDAD & TOBAGO - 0.0%
Republic of Trinidad & Tobago 6.5% 1/28/2036 (m)		345,000	354,591
TURKEY - 0.6%
Turkish Republic 30% 9/12/2029	TRY	32,360,000	623,839
Turkish Republic 4.875% 10/9/2026		650,000	649,188
Turkish Republic 4.875% 4/16/2043		815,000	620,362
Turkish Republic 5.125% 2/17/2028		255,000	252,929
Turkish Republic 5.25% 3/13/2030		185,000	179,275
Turkish Republic 5.75% 5/11/2047		360,000	292,050
Turkish Republic 5.875% 6/26/2031		385,000	377,119
Turkish Republic 6% 1/14/2041		770,000	681,065
Turkish Republic 6% 3/25/2027		170,000	171,116
Turkish Republic 6.3% 3/14/2033		215,000	210,109
Turkish Republic 6.375% 5/22/2031		225,000	224,379
Turkish Republic 6.625% 2/17/2045		310,000	282,674
Turkish Republic 6.8% 11/4/2036		510,000	504,104
Turkish Republic 6.875% 1/14/2038		450,000	442,125
Turkish Republic 7.125% 2/12/2032		380,000	389,595
Turkish Republic 7.25% 5/29/2032		200,000	205,816
Turkish Republic 7.625% 5/15/2034		445,000	467,815
Turkish Republic 9.125% 7/13/2030		350,000	385,165
Turkish Republic 9.375% 1/19/2033		840,000	956,592
Turkish Republic 9.375% 3/14/2029		490,000	531,537
Turkish Republic 9.875% 1/15/2028		1,165,000	1,238,442
TOTAL TURKEY			9,685,296
UKRAINE - 0.1%
Ukraine Government 0% 2/1/2030 (l)(m)		109,055	78,082
Ukraine Government 0% 2/1/2034 (l)(m)		407,526	229,641
Ukraine Government 0% 2/1/2035 (l)(m)		414,387	248,011
Ukraine Government 0% 2/1/2036 (l)(m)		286,989	171,476
Ukraine Government 4% 2/1/2032 (l)(m)		495,800	409,283
Ukraine Government 4.5% 2/1/2029 (l)(m)		457,501	384,301
Ukraine Government 4.5% 2/1/2034 (l)(m)		626,091	438,890
Ukraine Government 4.5% 2/1/2035 (l)(m)		428,419	296,038
Ukraine Government 4.5% 2/1/2036 (l)(m)		284,447	193,993
TOTAL UKRAINE			2,449,715
UNITED ARAB EMIRATES - 0.2%
Emirate of Abu Dhabi 3% 9/15/2051 (m)		645,000	417,234
Emirate of Abu Dhabi 3.125% 9/30/2049 (m)		1,915,000	1,298,609
Emirate of Abu Dhabi 3.875% 4/16/2050 (m)		620,000	477,788
Emirate of Abu Dhabi 5.5% 4/30/2054 (m)		395,000	386,853
Emirate of Dubai 3.9% 9/9/2050 (n)		920,000	657,570
Emirate of Dubai 5.25% 1/30/2043 (n)		330,000	316,797
TOTAL UNITED ARAB EMIRATES			3,554,851
UNITED KINGDOM - 0.8%
United Kingdom of Great Britain and Northern Ireland 4.125% 1/29/2027 (n)	GBP	5,000,000	6,635,674
United Kingdom of Great Britain and Northern Ireland 4.875% 7/31/2036 (n)	GBP	3,500,000	4,655,512
United Kingdom of Great Britain and Northern Ireland 5.375% 1/31/2056 (n)	GBP	2,000,000	2,611,514
TOTAL UNITED KINGDOM			13,902,700
URUGUAY - 0.1%
Uruguay Republic 5.1% 6/18/2050		675,000	632,229
Uruguay Republic 5.75% 10/28/2034		300,000	313,929
TOTAL URUGUAY			946,158
UZBEKISTAN - 0.0%
Republic of Uzbekistan 3.7% 11/25/2030 (m)		115,000	107,122
Republic of Uzbekistan 3.9% 10/19/2031 (m)		205,000	189,652
TOTAL UZBEKISTAN			296,774
VENEZUELA - 0.1%
Venezuela Republic 11.95% (j)(n)		1,090,000	594,050
Venezuela Republic 12.75% (j)(n)		190,000	106,115
Venezuela Republic 9.25% (j)		2,395,000	1,153,121
TOTAL VENEZUELA			1,853,286
ZAMBIA - 0.0%
Republic of Zambia 5.75% 6/30/2033 (l)(m)		109,235	108,030
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $258,811,024)			259,700,661

Non-Convertible Corporate Bonds - 25.5%
		Principal Amount (a)	Value ($)
ANGOLA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Azule Energy Finance Plc 8.25% 1/22/2031 (m)		275,000	275,261
Sonangol Finance Ltd 10% 1/29/2031 (m)		200,000	202,000

TOTAL ANGOLA			477,261
ARGENTINA - 0.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telecom Argentina SA 9.5% 7/18/2031 (m)		190,000	205,842
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Tecpetrol SA 7.625% 1/22/2033 (m)		255,000	264,009
Tecpetrol SA 7.625% 11/3/2030 (m)		275,000	283,385
YPF SA 8.25% 1/17/2034 (m)		255,000	266,794
TOTAL ENERGY			814,188
TOTAL ARGENTINA			1,020,030
AUSTRALIA - 0.2%
Materials - 0.2%
Metals & Mining - 0.2%
Fortescue Treasury Pty Ltd 4.375% 4/1/2031 (m)		250,000	237,852
Fortescue Treasury Pty Ltd 4.5% 9/15/2027 (m)		485,000	481,278
Mineral Resources Ltd 6% 5/1/2032 (m)		320,000	316,632
Mineral Resources Ltd 6.25% 5/1/2034 (m)		345,000	339,774
Mineral Resources Ltd 7% 4/1/2031 (m)		380,000	393,341
Mineral Resources Ltd 8.5% 5/1/2030 (m)		915,000	944,729
Mineral Resources Ltd 9.25% 10/1/2028 (m)		685,000	707,230
PLS Group Ltd 6.875% 5/1/2031 (m)		65,000	66,641

TOTAL AUSTRALIA			3,487,477
AZERBAIJAN - 0.0%
Energy - 0.0%
Energy Equipment & Services - 0.0%
State Oil Co of the Azerbaijan Republic 6.57% 7/7/2056 (n)		295,000	295,000
BAHRAIN - 0.0%
Energy - 0.0%
Energy Equipment & Services - 0.0%
Bapco Energies BSC Closed 7.5% 10/25/2027 (m)		665,000	667,328
Bapco Energies BSC Closed 8.375% 11/7/2028 (m)		180,000	183,420

TOTAL BAHRAIN			850,748
BELGIUM - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telenet Finance Luxembourg Notes Sarl 5.5% 3/1/2028 (m)		600,000	585,518
BRAZIL - 0.9%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
MercadoLibre Inc 4.9% 1/15/2033		365,000	355,510
Consumer Staples - 0.2%
Consumer Staples Distribution & Retail - 0.2%
Minerva Luxembourg SA 4.375% 3/18/2031 (m)		185,000	163,055
Minerva Luxembourg SA 7.5% 4/22/2036 (m)		200,000	190,750
Minerva Luxembourg SA 8.875% 9/13/2033 (m)		710,000	734,850
NBM US Holdings Inc 6.625% 8/6/2029 (m)		615,000	613,524
			1,702,179
Food Products - 0.0%
Marb Bondco PLC 3.95% 1/29/2031 (m)		685,000	603,636
TOTAL CONSUMER STAPLES			2,305,815
Energy - 0.2%
Energy Equipment & Services - 0.1%
Guara Norte Sarl 5.198% 6/15/2034 (m)		352,040	341,127
Yinson Boronia Production BV 8.947% 7/31/2042 (m)		631,449	695,705
			1,036,832
Oil, Gas & Consumable Fuels - 0.1%
MC Brazil Downstream Trading SARL 7.25% 6/30/2031 (m)		697,842	657,681
PRIO Luxembourg Holding Sarl 6.75% 10/15/2030 (m)		450,000	441,000
			1,098,681
TOTAL ENERGY			2,135,513
Industrials - 0.0%
Aerospace & Defense - 0.0%
Embraer Netherlands Finance BV 5.4% 1/9/2038		265,000	255,895
Air Freight & Logistics - 0.0%
Rumo Luxembourg Sarl 4.2% 1/18/2032 (m)		300,000	267,864
Marine Transportation - 0.0%
Yinson Bergenia Production BV 8.498% 1/31/2045 (m)		281,210	300,745
TOTAL INDUSTRIALS			824,504
Materials - 0.5%
Chemicals - 0.0%
Braskem Netherlands Finance BV 5.875% (j)(m)		300,000	127,469
Braskem Netherlands Finance BV 7.25% (j)(m)		375,000	222,188
Braskem Netherlands Finance BV 8% (j)(m)		225,000	133,920
Braskem Netherlands Finance BV 8.5% (j)(m)		595,000	373,363
			856,940
Metals & Mining - 0.4%
CSN Inova Ventures 6.75% 1/28/2028 (m)		545,000	450,661
CSN Resources SA 5.875% 4/8/2032 (m)		355,000	217,438
CSN Resources SA 8.875% 12/5/2030 (m)		200,000	148,300
ERO Copper Corp 6.5% 2/15/2030 (m)		495,000	494,460
Nexa Resources SA 6.6% 4/8/2037 (m)		235,000	243,928
Nexa Resources SA 6.75% 4/9/2034 (m)		200,000	210,238
Samarco Mineracao SA 9% 6/30/2031 pay-in-kind (f)(m)		1,394,730	1,402,401
Usiminas International Sarl 7.5% 1/27/2032 (m)		575,000	595,844
Vale Overseas Ltd 6% 2/25/2056 (f)(m)		305,000	304,234
Vale Overseas Ltd 6.4% 6/28/2054		515,000	524,785
			4,592,289
Paper & Forest Products - 0.1%
LD Celulose International GmbH 7.95% 1/26/2032 (m)		440,000	459,844
Suzano Austria GmbH 3.75% 1/15/2031		245,000	229,993
Suzano Austria GmbH 5% 1/15/2030		725,000	715,215
Suzano Netherlands BV 5.5% 1/15/2036		460,000	447,220
			1,852,272
TOTAL MATERIALS			7,301,501
TOTAL BRAZIL			12,922,843
CANADA - 0.5%
Consumer Discretionary - 0.3%
Hotels, Restaurants & Leisure - 0.3%
1011778 BC ULC / New Red Finance Inc 3.875% 1/15/2028 (m)		570,000	559,287
1011778 BC ULC / New Red Finance Inc 4% 10/15/2030 (m)		2,320,000	2,190,194
1011778 BC ULC / New Red Finance Inc 4.375% 1/15/2028 (m)		560,000	553,639
			3,303,120
Household Durables - 0.0%
Brookfield Residential Properties Inc / Brookfield Residential US LLC 4.875% 2/15/2030 (m)		405,000	376,892
TOTAL CONSUMER DISCRETIONARY			3,680,012
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Teine Energy Ltd 6.875% 4/15/2029 (m)		445,000	445,314
Financials - 0.0%
Insurance - 0.0%
Sagicor Financial Co Ltd 5.3% 5/13/2028 (m)		480,000	478,896
Industrials - 0.1%
Aerospace & Defense - 0.1%
Bombardier Inc 7.25% 7/1/2031 (m)		280,000	292,970
Bombardier Inc 8.75% 11/15/2030 (m)		430,000	454,534
			747,504
Machinery - 0.0%
ATS Corp 4.125% 12/15/2028 (m)		460,000	448,579
Passenger Airlines - 0.0%
Air Canada 3.875% 8/15/2026 (m)		425,000	424,465
TOTAL INDUSTRIALS			1,620,548
Information Technology - 0.1%
Software - 0.1%
Open Text Corp 6.9% 12/1/2027 (m)		530,000	541,923
Open Text Holdings Inc 4.125% 12/1/2031 (m)		245,000	215,082
Open Text Holdings Inc 4.125% 2/15/2030 (m)		300,000	274,816
TOTAL INFORMATION TECHNOLOGY			1,031,821
Materials - 0.0%
Chemicals - 0.0%
NOVA Chemicals Corp 8.5% 11/15/2028 (m)		385,000	398,141
Containers & Packaging - 0.0%
Cascades Inc/Cascades USA Inc 5.375% 1/15/2028 (m)		300,000	299,250
TOTAL MATERIALS			697,391
TOTAL CANADA			7,953,982
CHILE - 0.3%
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Cencosud SA 5.75% 4/15/2036 (m)		335,000	335,251
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Empresa Nacional del Petroleo 5.95% 7/30/2034 (m)		200,000	204,115
Empresa Nacional del Petroleo 6.15% 5/10/2033 (m)		305,000	316,926
TOTAL ENERGY			521,041
Materials - 0.3%
Chemicals - 0.0%
Sociedad Quimica y Minera de Chile SA 5.625% 4/22/2056 (f)(m)		420,000	416,535
Metals & Mining - 0.3%
Antofagasta PLC 2.375% 10/14/2030 (m)		685,000	617,863
Antofagasta PLC 5.625% 9/9/2035 (m)		250,000	253,845
Antofagasta PLC 5.625% 5/13/2032 (m)		260,000	266,037
Corp Nacional del Cobre de Chile 3% 9/30/2029 (m)		105,000	98,914
Corp Nacional del Cobre de Chile 3.15% 1/14/2030 (m)		280,000	263,208
Corp Nacional del Cobre de Chile 3.7% 1/30/2050 (m)		870,000	607,412
Corp Nacional del Cobre de Chile 5.125% 2/2/2033 (m)		290,000	287,787
Corp Nacional del Cobre de Chile 5.529% 1/30/2037 (m)		255,000	251,825
Corp Nacional del Cobre de Chile 5.95% 1/8/2034 (m)		205,000	211,378
Corp Nacional del Cobre de Chile 6.3% 9/8/2053 (m)		290,000	296,743
Corp Nacional del Cobre de Chile 6.33% 1/13/2035 (m)		200,000	210,140
Corp Nacional del Cobre de Chile 6.44% 1/26/2036 (m)		205,000	218,048
Corp Nacional del Cobre de Chile 6.78% 1/13/2055 (m)		235,000	252,578
			3,835,778
TOTAL MATERIALS			4,252,313
Utilities - 0.0%
Electric Utilities - 0.0%
Chile Electricity Lux Mpc II Sarl 5.58% 10/20/2035 (m)		195,501	198,023
Chile Electricity Lux MPC Sarl 6.01% 1/20/2033 (m)		172,000	177,246
TOTAL UTILITIES			375,269
TOTAL CHILE			5,483,874
CHINA - 0.1%
Consumer Discretionary - 0.1%
Broadline Retail - 0.1%
Prosus NV 3.061% 7/13/2031 (m)		385,000	349,734
Prosus NV 3.68% 1/21/2030 (m)		370,000	353,887
Prosus NV 4.027% 8/3/2050 (m)		595,000	419,475
Prosus NV 4.193% 1/19/2032 (m)		305,000	291,049
TOTAL CONSUMER DISCRETIONARY			1,414,145
Utilities - 0.0%
Gas Utilities - 0.0%
ENN Energy Holdings Ltd 4.625% 5/17/2027 (m)		640,000	637,875
TOTAL CHINA			2,052,020
COLOMBIA - 0.4%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Colombia Telecomunicaciones SA ESP 4.95% 7/17/2030 (m)		845,000	801,694
Energy - 0.3%
Energy Equipment & Services - 0.0%
Oleoducto Central SA 4% 7/14/2027 (m)		454,000	447,462
Oil, Gas & Consumable Fuels - 0.3%
Canacol Energy Ltd 5.75% (j)(m)		265,000	91,613
Ecopetrol SA 4.625% 11/2/2031		335,000	307,430
Ecopetrol SA 8.375% 1/19/2036		290,000	312,040
Ecopetrol SA 8.875% 1/13/2033		1,420,000	1,554,900
Geopark Ltd 5.5% 1/17/2027 (m)		505,000	495,531
Geopark Ltd 8.75% 1/31/2030 (m)		430,000	428,925
Gran Tierra Energy Inc 9.75% 4/15/2031 (m)		279,000	244,265
			3,434,704
TOTAL ENERGY			3,882,166
Financials - 0.0%
Banks - 0.0%
Bancolombia SA 8.625% 12/24/2034 (f)		295,000	314,322
Materials - 0.0%
Metals & Mining - 0.0%
Aris Mining Corp 8% 10/31/2029 (m)		580,000	603,200
Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
EnfraGen Energia Sur SA / EnfraGen Spain SA / Prime Energia SpA 5.375% 12/30/2030 (m)		996,870	939,819
Termocandelaria Power SA 7.75% 9/17/2031 (m)		410,000	423,268
TOTAL UTILITIES			1,363,087
TOTAL COLOMBIA			6,964,469
CONGO DEMOCRATIC REPUBLIC OF - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Ivanhoe Mines Ltd 7.875% 1/23/2030 (m)		390,000	394,368
COSTA RICA - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Liberty Costa Rica Senior Secured Finance 10.875% 1/15/2031 (m)		385,000	403,057
COTE D'IVOIRE - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Endeavour Mining PLC 7% 5/28/2030 (m)		630,000	642,707
CZECH REPUBLIC - 0.0%
Industrials - 0.0%
Aerospace & Defense - 0.0%
Czechoslovak Group AS 5.25% 1/10/2031 (m)	EUR	110,000	127,659
Czechoslovak Group AS 6.5% 1/10/2031 (m)		400,000	405,783

TOTAL CZECH REPUBLIC			533,442
DOMINICAN REPUBLIC - 0.0%
Industrials - 0.0%
Transportation Infrastructure - 0.0%
Aeropuertos Dominicanos Siglo XXI SA 7% 6/30/2034 (m)		300,000	313,086
FRANCE - 0.4%
Communication Services - 0.4%
Diversified Telecommunication Services - 0.4%
Altice France SA 6.5% 10/15/2031 (m)		102,896	99,697
Altice France SA 6.5% 4/15/2032 (m)		3,692,838	3,568,841
Altice France SA 6.875% 10/15/2030 (m)		1,032,775	1,001,821
Altice France SA 6.875% 7/15/2032 (m)		2,294,209	2,224,637
TOTAL COMMUNICATION SERVICES			6,894,996
Energy - 0.0%
Energy Equipment & Services - 0.0%
Vallourec SACA 7.5% 4/15/2032 (m)		508,000	530,937
TOTAL FRANCE			7,425,933
GEORGIA - 0.1%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Silk Road Group Holding LLC 7.5% 9/15/2030 (m)		315,000	316,181
Financials - 0.0%
Banks - 0.0%
Bank of Georgia JSC 6.5% 6/3/2031 (m)		245,000	244,418
Industrials - 0.1%
Ground Transportation - 0.1%
Georgian Railway JSC 4% 6/17/2028 (m)		436,000	419,990
TOTAL GEORGIA			980,589
GHANA - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Kosmos Energy Ltd 7.5% 3/1/2028 (m)		145,000	137,735
Kosmos Energy Ltd 8.75% 10/1/2031 (m)		915,000	745,954

TOTAL GHANA			883,689
GUATEMALA - 0.2%
Communication Services - 0.1%
Wireless Telecommunication Services - 0.1%
CT Trust 5.125% 2/3/2032 (m)		720,000	685,008
Millicom International Cellular SA 4.5% 4/27/2031 (m)		530,000	492,900
Millicom International Cellular SA 7.375% 4/2/2032 (m)		265,000	272,240
TOTAL COMMUNICATION SERVICES			1,450,148
Consumer Staples - 0.0%
Beverages - 0.0%
Cntl Amr Bottling Corp 5.25% 4/27/2029 (m)		505,000	496,920
Utilities - 0.1%
Electric Utilities - 0.0%
Energuate Trust 2 0 6.35% 9/15/2035 (m)		495,000	493,465
Independent Power and Renewable Electricity Producers - 0.1%
Investment Energy Resources Ltd 6.25% 4/26/2029 (m)		570,000	564,591
TOTAL UTILITIES			1,058,056
TOTAL GUATEMALA			3,005,124
HONG KONG - 0.0%
Industrials - 0.0%
Marine Transportation - 0.0%
Seaspan Corp Pte Ltd 5.5% 8/1/2029 (m)		425,000	416,976
HUNGARY - 0.0%
Financials - 0.0%
Banks - 0.0%
Magyar Export-Import Bank Zrt 6.125% 12/4/2027 (m)		200,000	203,150
OTP Bank Nyrt 8.75% 5/15/2033 (f)(n)		215,000	225,683
TOTAL FINANCIALS			428,833
Utilities - 0.0%
Electric Utilities - 0.0%
MVM Energetika Zrt 6.5% 3/13/2031 (n)		200,000	209,000
TOTAL HUNGARY			637,833
INDIA - 0.0%
Financials - 0.0%
Consumer Finance - 0.0%
Shriram Finance Ltd 6.625% 4/22/2027 (m)		230,000	232,698
Health Care - 0.0%
Biotechnology - 0.0%
Biocon Biologics Global PLC 6.67% 10/9/2029 (m)		255,000	256,275
TOTAL INDIA			488,973
INDONESIA - 0.2%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Medco Laurel Tree Pte Ltd 6.95% 11/12/2028 (m)		640,000	642,400
Medco Maple Tree Pte Ltd 8.96% 4/27/2029 (m)		550,000	566,638
Pertamina Persero PT 4.175% 1/21/2050 (m)		395,000	302,668
TOTAL ENERGY			1,511,706
Materials - 0.1%
Metals & Mining - 0.1%
Freeport Indonesia PT 4.763% 4/14/2027 (m)		225,000	224,919
Freeport Indonesia PT 5.315% 4/14/2032 (m)		450,000	447,948
Indonesia Asahan Aluminium PT / Mineral Industri Indonesia Persero PT 5.45% 5/15/2030 (m)		880,000	886,336
TOTAL MATERIALS			1,559,203
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Pertamina Geothermal Energy PT 5.15% 4/27/2028 (m)		205,000	205,000
TOTAL INDONESIA			3,275,909
ISRAEL - 0.2%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Energean Israel Finance Ltd 5.375% 3/30/2028 (m)(n)		545,000	539,088
Energean Israel Finance Ltd 5.875% 3/30/2031 (m)(n)		320,000	307,087
Energean Israel Finance Ltd 8.5% 9/30/2033 (m)(n)		200,000	210,773
Leviathan Bond Ltd 6.5% 6/30/2027 (m)(n)		520,000	521,971
Leviathan Bond Ltd 6.75% 6/30/2030 (m)(n)		205,000	210,705
TOTAL ENERGY			1,789,624
Financials - 0.0%
Banks - 0.0%
Bank Hapoalim BM 5.252% 1/14/2033 (m)(n)		200,000	197,939
Bank Leumi Le-Israel BM 5.7398% 9/9/2036 (f)(m)(n)		350,000	348,009
TOTAL FINANCIALS			545,948
Health Care - 0.1%
Pharmaceuticals - 0.1%
Teva Pharmaceutical Finance Netherlands III BV 4.75% 5/9/2027		280,000	279,769
Teva Pharmaceutical Finance Netherlands III BV 5.125% 5/9/2029		275,000	274,907
Teva Pharmaceutical Finance Netherlands III BV 7.875% 9/15/2029		550,000	589,800
TOTAL HEALTH CARE			1,144,476
Utilities - 0.0%
Electric Utilities - 0.0%
Israel Electric Corp Ltd 3.75% 2/22/2032 (m)(n)		295,000	272,027
TOTAL ISRAEL			3,752,075
JAMAICA - 0.0%
Industrials - 0.0%
Transportation Infrastructure - 0.0%
Kingston Airport Revenue Finance Ltd 6.75% 12/15/2036 (m)		214,778	215,961
Montego Bay Airport Revenue Finance Ltd 6.6% 6/15/2035 (m)		200,000	196,872

TOTAL JAMAICA			412,833
KAZAKHSTAN - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
KazMunayGas National Co JSC 3.5% 4/14/2033 (m)		335,000	304,006
KazMunayGas National Co JSC 5.375% 4/24/2030 (m)		165,000	166,431
Tengizchevroil Finance Co International Ltd 3.25% 8/15/2030 (m)		440,000	407,880
TOTAL ENERGY			878,317
Financials - 0.0%
Financial Services - 0.0%
Development Bank of Kazakhstan JSC 16.95% 5/8/2029 (m)	KZT	100,000,000	208,831
TOTAL KAZAKHSTAN			1,087,148
KOREA (SOUTH) - 0.1%
Industrials - 0.0%
Electrical Equipment - 0.0%
LG Energy Solution Ltd 5.25% 4/2/2031 (m)		200,000	199,764
LG Energy Solution Ltd 5.875% 4/2/2036 (m)		200,000	202,135
TOTAL INDUSTRIALS			401,899
Materials - 0.1%
Metals & Mining - 0.1%
POSCO 5.75% 1/17/2028 (m)		420,000	426,875
POSCO 5.875% 1/17/2033 (m)		200,000	209,186
TOTAL MATERIALS			636,061
TOTAL KOREA (SOUTH)			1,037,960
KUWAIT - 0.0%
Materials - 0.0%
Chemicals - 0.0%
MEGlobal BV 2.625% 4/28/2028 (m)		275,000	262,023
MACAU - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Studio City Finance Ltd 5% 1/15/2029 (m)		320,000	306,144
MALAYSIA - 0.1%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
GENM Capital Labuan Ltd 3.882% 4/19/2031 (m)		595,000	536,095
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Petronas Capital Ltd 3.404% 4/28/2061 (m)		500,000	335,468
Industrials - 0.1%
Marine Transportation - 0.1%
MISC Capital Two Labuan Ltd 3.75% 4/6/2027 (m)		570,000	565,793
TOTAL MALAYSIA			1,437,356
MAURITIUS - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Axian Telecom Holding & Management PLC 7.25% 7/11/2030 (m)		280,000	283,766
MEXICO - 0.9%
Communication Services - 0.0%
Media - 0.0%
TV Azteca SAB de CV 8.25% (j)(n)		1,500,000	510,000
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Metalsa Sapi De Cv 3.75% 5/4/2031 (m)		455,000	403,813
Energy - 0.6%
Oil, Gas & Consumable Fuels - 0.6%
Esentia Energy Development SAB de CV 6.125% 7/30/2033 (m)		200,000	199,660
Esentia Energy Development SAB de CV 6.5% 7/30/2038 (m)		200,000	196,725
FEL Energy VI SARL 5.75% 12/1/2040 (m)		233,031	225,567
Petroleos Mexicanos 6.5% 6/2/2041		170,000	152,242
Petroleos Mexicanos 6.625% 6/15/2035		1,965,000	1,902,218
Petroleos Mexicanos 6.7% 2/16/2032		821,000	827,166
Petroleos Mexicanos 6.75% 9/21/2047		673,000	575,294
Petroleos Mexicanos 6.95% 1/28/2060		535,000	452,610
Petroleos Mexicanos 7.69% 1/23/2050		3,478,000	3,241,426
TOTAL ENERGY			7,772,908
Financials - 0.1%
Banks - 0.0%
Banco Nacional de Comercio Exterior SNC/Cayman Islands 6% 5/14/2036 (f)(m)		200,000	197,500
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico/TX 5.25% 9/10/2029 (m)		440,000	442,475
			639,975
Capital Markets - 0.1%
Eagle Funding Luxco Sarl 5.5% 8/17/2030 (m)		970,000	971,468
TOTAL FINANCIALS			1,611,443
Materials - 0.1%
Chemicals - 0.1%
Orbia Advance Corp SAB de CV 2.875% 5/11/2031 (m)		340,000	280,655
Orbia Advance Corp SAB de CV 6.8% 5/13/2030 (m)		670,000	666,189
			946,844
Metals & Mining - 0.0%
Fresnillo PLC 4.25% 10/2/2050 (m)		360,000	279,540
TOTAL MATERIALS			1,226,384
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Corp Inmobiliaria Vesta SAB de CV 5.5% 1/30/2033 (m)		355,000	346,043
Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Buffalo Energy Mexico Holdings / Buffalo Energy Infrastructure / Buffalo Energy 7.875% 2/15/2039 (m)		485,756	511,866
COX Asset Mexico SA de CV 7.125% 1/8/2032 (m)		200,000	202,960
Saavi Energia Sarl 8.875% 2/10/2035 (m)		740,000	809,560
TOTAL UTILITIES			1,524,386
TOTAL MEXICO			13,394,977
MOROCCO - 0.1%
Materials - 0.1%
Chemicals - 0.1%
OCP SA 5.125% 6/23/2051 (m)		305,000	245,906
OCP SA 6.1% 4/30/2030 (m)		280,000	287,092
OCP SA 6.75% 5/2/2034 (m)		255,000	268,221
OCP SA 6.875% 4/25/2044 (m)		325,000	330,891
OCP SA 7.5% 5/2/2054 (m)		340,000	368,544

TOTAL MOROCCO			1,500,654
NETHERLANDS - 0.1%
Communication Services - 0.1%
Media - 0.1%
VZ Secured Financing BV 5% 1/15/2032 (m)		1,105,000	967,069
Ziggo BV 4.875% 1/15/2030 (m)		430,000	403,559

TOTAL NETHERLANDS			1,370,628
NIGERIA - 0.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
IHS Holding Ltd 7.875% 5/29/2030 (m)		465,000	478,076
Information Technology - 0.0%
Communications Equipment - 0.0%
IHS Netherlands Holdco BV 8% 9/18/2027 (m)		268,115	268,115
Materials - 0.0%
Chemicals - 0.0%
Dangote Fertiliser Ltd 7.75% 5/5/2031 (m)		435,000	438,263
TOTAL NIGERIA			1,184,454
NORWAY - 0.0%
Energy - 0.0%
Energy Equipment & Services - 0.0%
Seadrill Finance Ltd 8.375% 8/1/2030 (m)		595,000	621,923
PAKISTAN - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Veon Midco BV 6.95% 6/1/2031 (m)		245,000	244,585
Veon Midco BV 7.45% 6/1/2033 (m)		260,000	259,617

TOTAL PAKISTAN			504,202
PANAMA - 0.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.0%
Sable International Finance Ltd 7.125% 10/15/2032 (m)		540,000	535,961
Media - 0.1%
Telecomunicaciones Digitales SA 4.5% 1/30/2030 (m)		1,020,000	973,006
TOTAL COMMUNICATION SERVICES			1,508,967
Industrials - 0.0%
Air Freight & Logistics - 0.0%
Aeropuerto Internacional de Tocumen SA 5.125% 8/11/2061 (m)		205,000	172,995
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Generadora de Gatun SA 6.874% 9/30/2044 (m)		200,000	206,670
TOTAL PANAMA			1,888,632
PERU - 0.2%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
InRetail Shopping Malls 5.65% 10/16/2032 (m)		365,000	362,317
Financials - 0.0%
Banks - 0.0%
Banco de Credito del Peru S.A. 5.8% 3/10/2035 (f)(m)		485,000	487,580
Materials - 0.2%
Metals & Mining - 0.2%
Cia de Minas Buenaventura SAA 6.8% 2/4/2032 (m)		695,000	713,063
Volcan Cia Minera SAA 8.5% 10/28/2032 (m)		755,000	778,330
TOTAL MATERIALS			1,491,393
Utilities - 0.0%
Electric Utilities - 0.0%
Kallpa Generacion SA 5.5% 9/11/2035 (m)		240,000	237,511
Independent Power and Renewable Electricity Producers - 0.0%
Niagara Energy SAC 5.746% 10/3/2034 (m)		495,000	497,233
TOTAL UTILITIES			734,744
TOTAL PERU			3,076,034
POLAND - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
ORLEN SA 6% 1/30/2035 (m)		630,000	652,743
QATAR - 0.2%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Ooredoo International Finance Ltd 2.625% 4/8/2031 (m)		385,000	350,762
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
QatarEnergy 2.25% 7/12/2031 (m)		1,255,000	1,115,093
QatarEnergy 3.125% 7/12/2041 (m)		1,235,000	934,352
QatarEnergy 3.3% 7/12/2051 (m)		930,000	637,049
TOTAL ENERGY			2,686,494
TOTAL QATAR			3,037,256
RUSSIA - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
TMK OAO Via TMK Capital SA loan participation 4.3% (h)(j)(n)		400,000	19,999
SAUDI ARABIA - 0.8%
Energy - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
EIG Pearl Holdings Sarl 3.545% 8/31/2036 (m)		1,304,537	1,180,606
Green Palm Bidco Sarl 5.9573% 6/30/2041 (m)		200,000	202,500
Green Palm Bidco Sarl 6.4623% 6/30/2046 (m)		300,000	304,035
Saudi Arabian Oil Co 2.25% 11/24/2030 (m)		1,010,000	903,445
Saudi Arabian Oil Co 3.25% 11/24/2050 (m)		800,000	524,040
Saudi Arabian Oil Co 3.5% 11/24/2070 (m)		460,000	281,962
Saudi Arabian Oil Co 3.5% 4/16/2029 (m)		1,400,000	1,350,166
Saudi Arabian Oil Co 4.25% 4/16/2039 (m)		1,705,000	1,502,531
Saudi Arabian Oil Co 4.375% 4/16/2049 (m)		215,000	172,537
Saudi Arabian Oil Co 5.875% 7/17/2064 (m)		200,000	187,592
Saudi Arabian Oil Co 6.375% 6/2/2055 (m)		780,000	795,194
TOTAL ENERGY			7,404,608
Financials - 0.1%
Financial Services - 0.1%
Gaci First Investment Co 5% 10/13/2027 (n)		635,000	635,556
Gaci First Investment Co 5.125% 2/14/2053 (n)		200,000	172,774
Gaci First Investment Co 5.25% 10/13/2032 (n)		315,000	315,545
TOTAL FINANCIALS			1,123,875
Industrials - 0.1%
Construction & Engineering - 0.1%
Greensaif Pipelines Bidco Sarl 5.8528% 2/23/2036 (m)		750,000	765,870
Greensaif Pipelines Bidco Sarl 6.1027% 8/23/2042 (m)		380,000	387,600
Greensaif Pipelines Bidco Sarl 6.129% 2/23/2038 (m)		1,015,000	1,050,860
Greensaif Pipelines Bidco Sarl 6.51% 2/23/2042 (m)		305,000	322,498
TOTAL INDUSTRIALS			2,526,828
Materials - 0.1%
Chemicals - 0.1%
Ma'aden Sukuk Ltd 5.25% 1/29/2036 (m)		290,000	285,287
Ma'aden Sukuk Ltd 5.25% 2/13/2030 (m)		585,000	587,820
TOTAL MATERIALS			873,107
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Dar Al-Arkan Sukuk Co Ltd 7.25% 7/2/2030 (n)		375,000	372,371
TOTAL SAUDI ARABIA			12,300,789
SERBIA - 0.0%
Consumer Discretionary - 0.0%
Distributors - 0.0%
Telecommunications co Telekom Srbija AD Belgrade 7% 10/28/2029 (m)		665,000	665,998
SOUTH AFRICA - 0.2%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
MTN Mauritius Investments Ltd 6.5% 10/13/2026 (m)		315,000	315,000
Materials - 0.1%
Chemicals - 0.1%
Sasol Financing USA LLC 4.375% 9/18/2026		530,000	527,838
Sasol Financing USA LLC 5.5% 3/18/2031		200,000	185,720
Sasol Financing USA LLC 8.75% 4/10/2033 (m)		200,000	207,000
Sasol Financing USA LLC 8.75% 5/3/2029 (m)		615,000	639,969
			1,560,527
Metals & Mining - 0.0%
Sibanye-Stillwater UK Financing PLC 6.25% 11/15/2031 (m)		285,000	282,017
Windfall Mining Group Inc / Groupe Minier Windfall Inc 5.854% 5/13/2032 (m)		330,000	334,972
			616,989
TOTAL MATERIALS			2,177,516
Utilities - 0.1%
Electric Utilities - 0.1%
Eskom Holdings 6.35% 8/10/2028 (m)		590,000	600,510
Eskom Holdings 8.45% 8/10/2028 (m)		460,000	484,159
TOTAL UTILITIES			1,084,669
TOTAL SOUTH AFRICA			3,577,185
SPAIN - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Grifols SA 4.75% 10/15/2028 (m)		280,000	274,406
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Atlantica Sustainable Infrastructure PLC 4.125% 6/15/2028 (m)		283,000	278,003
TOTAL SPAIN			552,409
SWITZERLAND - 0.0%
Industrials - 0.0%
Aerospace & Defense - 0.0%
VistaJet Malta Finance PLC / Vista Management Holding Inc 8.75% 1/15/2032 (m)		280,000	276,903
Materials - 0.0%
Chemicals - 0.0%
Consolidated Energy Finance SA 12% 2/15/2031 (m)		450,000	465,678
TOTAL SWITZERLAND			742,581
THAILAND - 0.0%
Financials - 0.0%
Financial Services - 0.0%
PTT Treasury Center Co Ltd 3.7% 7/16/2070 (m)		230,000	157,496
TURKEY - 0.2%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Turk Telekomunikasyon AS 6.95% 10/7/2032 (m)		250,000	248,355
Financials - 0.2%
Banks - 0.2%
Akbank TAS 8.25% 12/8/2036 (f)(m)		245,000	247,572
Turkiye Garanti Bankasi AS 8.125% 1/8/2036 (f)(m)		380,000	384,750
Turkiye Ihracat Kredi Bankasi AS 6.125% 5/2/2029 (m)		355,000	351,056
Turkiye Ihracat Kredi Bankasi AS 6.375% 1/15/2031 (m)		440,000	429,000
Turkiye Ihracat Kredi Bankasi AS 6.375% 10/3/2030 (m)		465,000	455,700
TOTAL FINANCIALS			1,868,078
Industrials - 0.0%
Transportation Infrastructure - 0.0%
TAV Havalimanlari Holding AS 8.5% 12/7/2028 (m)		185,000	190,608
Materials - 0.0%
Metals & Mining - 0.0%
Eldorado Gold Corp 6.25% 9/1/2029 (m)		420,000	420,206
TOTAL TURKEY			2,727,247
UKRAINE - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
NAK Naftogaz Ukraine via Kondor Finance PLC loan participation 7.625% 11/8/2028 pay-in-kind (m)		268,539	237,925
UNITED ARAB EMIRATES - 0.5%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Adnoc Murban Rsc Ltd 5.125% 9/11/2054 (m)		375,000	337,734
Galaxy Pipeline Assets Bidco Ltd 2.16% 3/31/2034 (m)		395,922	353,162
Galaxy Pipeline Assets Bidco Ltd 2.625% 3/31/2036 (m)		1,210,000	1,057,021
TOTAL ENERGY			1,747,917
Financials - 0.1%
Financial Services - 0.1%
Abu Dhabi Developmental Holding Co PJSC 5.25% 10/2/2054 (m)		470,000	432,400
Abu Dhabi Developmental Holding Co PJSC 5.5% 5/8/2034 (m)		230,000	234,862
MDGH GMTN RSC Ltd 2.875% 11/7/2029 (m)		530,000	499,355
MDGH GMTN RSC Ltd 4.375% 11/22/2033 (m)		305,000	291,607
MDGH GMTN RSC Ltd 5.084% 5/22/2053 (m)		345,000	311,639
MDGH GMTN RSC Ltd Series 1, 5.5% 4/28/2033 (m)		300,000	307,321
TOTAL FINANCIALS			2,077,184
Industrials - 0.0%
Transportation Infrastructure - 0.0%
DP World Crescent Ltd 3.7495% 1/30/2030 (m)		425,000	401,838
DP World Ltd/United Arab Emirates 5.625% 9/25/2048 (m)		400,000	372,099
TOTAL INDUSTRIALS			773,937
Real Estate - 0.2%
Real Estate Management & Development - 0.2%
Aldar Properties PJSC 5.875% 4/14/2056 (f)(m)		400,000	378,028
Aldar Properties PJSC 6.6227% 4/15/2055 (f)(n)		755,000	749,776
Alpha Star Holding IX Ltd 7% 8/26/2028 (n)		400,000	397,372
Alpha Star Holding VIII Ltd 8.375% 4/12/2027 (n)		445,000	447,781
Sobha Sukuk Ltd 8.75% 7/17/2028 (n)		235,000	239,230
TOTAL REAL ESTATE			2,212,187
Utilities - 0.1%
Multi-Utilities - 0.1%
Abu Dhabi National Energy Co PJSC 4% 10/3/2049 (m)		448,000	349,933
Abu Dhabi National Energy Co PJSC 4.696% 4/24/2033 (m)		350,000	344,005
Abu Dhabi National Energy Co PJSC 4.75% 3/9/2037 (m)		470,000	448,850
Abu Dhabi National Energy Co PJSC 4.875% 4/23/2030 (m)		195,000	195,066
TOTAL UTILITIES			1,337,854
TOTAL UNITED ARAB EMIRATES			8,149,079
UNITED KINGDOM - 0.4%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Vmed O2 UK Financing I PLC 4.75% 7/15/2031 (m)		995,000	817,546
Consumer Discretionary - 0.1%
Automobile Components - 0.0%
Macquarie Airfinance Holdings Ltd 6.4% 3/26/2029 (m)		195,000	200,723
Macquarie Airfinance Holdings Ltd 6.5% 3/26/2031 (m)		295,000	308,285
			509,008
Hotels, Restaurants & Leisure - 0.1%
A&K Travel Group Holdings Ltd 7.5% 5/15/2033 (m)		565,000	570,534
TOTAL CONSUMER DISCRETIONARY			1,079,542
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
EG Global Finance PLC 12% 11/30/2028 (m)		3,889,000	4,129,644
Financials - 0.0%
Insurance - 0.0%
Howden UK Refinance PLC / Howden UK Refinance 2 PLC / Howden US Refinance LLC 8.125% 2/15/2032 (m)		425,000	380,961
Health Care - 0.0%
Health Care Providers & Services - 0.0%
180 Medical Inc 3.875% 10/15/2029 (m)		300,000	287,637
Industrials - 0.0%
Aerospace & Defense - 0.0%
Rolls-Royce PLC 5.75% 10/15/2027 (m)		650,000	658,057
Materials - 0.0%
Metals & Mining - 0.0%
Celtic Resources Holdings DAC 4.125% (h)(j)(m)		445,000	63,794
TOTAL UNITED KINGDOM			7,417,181
UNITED STATES - 17.4%
Communication Services - 2.5%
Diversified Telecommunication Services - 0.6%
APLD ComputeCo LLC 9.25% 12/15/2030 (m)		1,430,000	1,542,662
Black Pearl Compute LLC 6.125% 2/15/2031 (m)		425,000	430,446
Cipher Compute LLC 7.125% 11/15/2030 (m)		620,000	644,504
Core Scientific Finance I LLC 7.75% 5/15/2031 (m)		1,130,000	1,145,883
Level 3 Financing Inc 7% 3/31/2034 (m)		1,920,000	1,979,785
Meridian Arc Holdco LLC 6.25% 4/30/2031 (m)		2,285,000	2,290,119
WULF Compute LLC 7.75% 10/15/2030 (m)		1,410,000	1,480,991
Yondr JK 1 LLC 6.875% 6/30/2031 (m)		275,000	275,690
			9,790,080
Entertainment - 0.2%
AP Core Holdings II LLC 11% 5/15/2031 (m)		1,385,000	1,449,529
OAK-Eagle Acquireco Inc 7.25% 7/1/2033 (m)		1,230,000	1,286,717
ROBLOX Corp 3.875% 5/1/2030 (m)		1,160,000	1,096,227
			3,832,473
Interactive Media & Services - 0.1%
Alphabet Inc 4.375% 11/6/2064	EUR	1,519,000	1,632,681
Media - 1.6%
CSC Holdings LLC 3.375% 2/15/2031 (m)		3,547,000	2,103,530
CSC Holdings LLC 4.125% 12/1/2030 (m)		1,249,000	742,162
CSC Holdings LLC 4.5% 11/15/2031 (m)		3,309,000	1,955,188
CSC Holdings LLC 6.5% 2/1/2029 (m)		700,000	418,732
DISH Network Corp 11.75% 11/15/2027 (m)		2,920,000	3,000,452
EchoStar Corp 10.75% 11/30/2029		7,297,195	7,883,042
EchoStar Corp 6.75% 11/30/2030 pay-in-kind (f)		2,249,516	2,286,860
Nexstar Media Inc 6.5% 9/15/2033 (m)		1,135,000	1,134,685
Scripps Escrow II Inc 3.875% 1/15/2029 (m)		165,000	150,526
Sirius XM Radio LLC 3.875% 9/1/2031 (m)		570,000	517,735
Sirius XM Radio LLC 4% 7/15/2028 (m)		580,000	564,795
Sirius XM Radio LLC 5% 8/1/2027 (m)		404,000	403,460
Univision Communications Inc 4.5% 5/1/2029 (m)		570,000	544,304
Univision Communications Inc 7.375% 6/30/2030 (m)		2,900,000	2,907,839
Univision Communications Inc 8.5% 7/31/2031 (m)		1,930,000	1,938,351
			26,551,661
TOTAL COMMUNICATION SERVICES			41,806,895
Consumer Discretionary - 2.2%
Automobile Components - 0.1%
Adient Global Holdings Ltd 7% 4/15/2028 (m)		300,000	304,870
Clarios Global LP / Clarios US Finance Co 6.75% 5/15/2028 (m)		600,000	608,784
Dana Inc 4.5% 2/15/2032		221,000	220,457
Dorman Products Inc 6.25% 6/15/2034 (m)		190,000	192,183
Hertz Corp/The 12.625% 7/15/2029 (m)		130,000	105,806
Hertz Corp/The 5.5% (h)(j)(t)		650,000	0
Hertz Corp/The 6% (h)(j)(t)		575,000	0
Hertz Corp/The 6.25% (h)(j)(t)		670,000	0
Hertz Corp/The 7.125% (h)(j)(t)		620,000	0
Nesco Holdings II Inc 5.5% 4/15/2029 (m)		715,000	711,303
			2,143,403
Automobiles - 0.0%
Nissan Motor Acceptance Co LLC 2.45% 9/15/2028 (m)		175,000	162,433
Nissan Motor Acceptance Co LLC 5.55% 9/13/2029 (m)		200,000	195,254
Nissan Motor Acceptance Co LLC 7.05% 9/15/2028 (m)		85,000	87,086
			444,773
Broadline Retail - 0.1%
Angi Group LLC 3.875% 8/15/2028 (m)		335,000	283,075
Wayfair LLC 6.75% 11/15/2032 (m)		450,000	462,104
Wayfair LLC 7.125% 5/31/2034 (m)		260,000	267,324
Wayfair LLC 7.25% 10/31/2029 (m)		610,000	629,557
			1,642,060
Distributors - 0.0%
Windsor Holdings III LLC 8.5% 6/15/2030 (m)		295,000	307,000
Diversified Consumer Services - 0.1%
Service Corp International/US 4% 5/15/2031		570,000	538,048
TKC Holdings Inc 8.5% 8/15/2030 (m)		1,670,000	1,718,602
			2,256,650
Hotels, Restaurants & Leisure - 1.2%
Bloomin' Brands Inc / OSI Restaurant Partners LLC 5.125% 4/15/2029 (m)		270,000	256,826
Boyd Gaming Corp 4.75% 6/15/2031 (m)		715,000	690,428
Carnival Corp Ltd 4% 8/1/2028 (m)		3,420,000	3,356,762
Carnival Corp Ltd 5.125% 5/1/2029 (m)		575,000	574,110
Carnival Corp Ltd 5.875% 6/15/2031 (m)		435,000	442,834
Carnival Corp Ltd 7% 8/15/2029 (m)		300,000	310,843
Churchill Downs Inc 5.75% 4/1/2030 (m)		725,000	724,314
Churchill Downs Inc 6.75% 5/1/2031 (m)		600,000	610,495
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co Inc 4.625% 1/15/2029 (m)		1,175,000	1,142,565
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co Inc 6.75% 1/15/2030 (m)		1,600,000	1,569,122
Hilton Domestic Operating Co Inc 3.75% 5/1/2029 (m)		330,000	318,257
Hilton Domestic Operating Co Inc 4% 5/1/2031 (m)		500,000	472,553
Hilton Domestic Operating Co Inc 4.875% 1/15/2030		975,000	971,782
Hilton Domestic Operating Co Inc 5.5% 3/31/2034 (m)		425,000	421,355
Hilton Domestic Operating Co Inc 5.5% 9/15/2031 (m)		555,000	556,420
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp 4.875% 4/1/2027		435,000	434,884
Jacobs Entertainment Inc 6.75% 2/15/2029 (m)		395,000	387,100
Light & Wonder International Inc 7.5% 9/1/2031 (m)		295,000	305,758
Lindblad Expeditions LLC 7% 9/15/2030 (m)		390,000	403,237
MGM Resorts International 4.75% 10/15/2028		665,000	660,289
Mohegan Tribal Gaming Authority / MS Digital Entertainment Holdings LLC 8.25% 4/15/2030 (m)		795,000	828,073
Neogen Food Safety Corp 8.625% 7/20/2030 (m)		260,000	273,476
Papa John's International Inc 3.875% 9/15/2029 (m)		255,000	244,067
Premier Entertainment Sub LLC / Premier Entertainment Finance Corp 5.625% 9/1/2029 (m)		510,000	354,730
Premier Entertainment Sub LLC / Premier Entertainment Finance Corp 5.875% 9/1/2031 (m)		110,000	71,500
Royal Caribbean Cruises Ltd 5.375% 7/15/2027 (m)		415,000	415,909
Royal Caribbean Cruises Ltd 6.25% 3/15/2032 (m)		565,000	577,485
Station Casinos LLC 4.625% 12/1/2031 (m)		410,000	389,302
VOC Escrow Ltd 5% 2/15/2028 (m)		990,000	988,775
Yum! Brands Inc 4.625% 1/31/2032		590,000	564,569
			19,317,820
Household Durables - 0.2%
Ashton Woods USA LLC / Ashton Woods Finance Co 4.625% 4/1/2030 (m)		410,000	388,986
Beazer Homes USA Inc 8% 1/15/2032 (m)		175,000	175,469
Installed Building Products Inc 5.625% 2/1/2034 (m)		425,000	421,854
LGI Homes Inc 8.75% 12/15/2028 (m)		285,000	294,510
Somnigroup International Inc 3.875% 10/15/2031 (m)		735,000	675,544
Somnigroup International Inc 4% 4/15/2029 (m)		790,000	761,569
TopBuild Corp 3.625% 3/15/2029 (m)		305,000	305,000
Tri Pointe Homes Inc 5.7% 6/15/2028		865,000	867,765
			3,890,697
Specialty Retail - 0.4%
Asbury Automotive Group Inc 4.5% 3/1/2028		184,000	182,144
Asbury Automotive Group Inc 4.625% 11/15/2029 (m)		450,000	438,182
Asbury Automotive Group Inc 4.75% 3/1/2030		184,000	178,891
Asbury Automotive Group Inc 5% 2/15/2032 (m)		485,000	463,893
Bath & Body Works Inc 6.625% 10/1/2030 (m)		925,000	943,580
Bath & Body Works Inc 6.75% 7/1/2036		870,000	871,481
Bath & Body Works Inc 7.5% 6/15/2029		500,000	505,994
LBM Acquisition LLC 9.5% 6/15/2031 (m)		900,000	798,039
LCM Investments Holdings II LLC 8.25% 8/1/2031 (m)		355,000	369,886
Park River Holdings Inc 8% 3/15/2031 (m)		265,000	267,313
PetSmart LLC / PetSmart Finance Corp 7.5% 9/15/2032 (m)		720,000	720,157
Wand NewCo 3 Inc 7.625% 1/30/2032 (m)		565,000	584,397
			6,323,957
Textiles, Apparel & Luxury Goods - 0.1%
Crocs Inc 4.125% 8/15/2031 (m)		280,000	261,625
Crocs Inc 4.25% 3/15/2029 (m)		435,000	422,060
Kontoor Brands Inc 4.125% 11/15/2029 (m)		240,000	229,685
			913,370
TOTAL CONSUMER DISCRETIONARY			37,239,730
Consumer Staples - 1.1%
Beverages - 0.0%
Primo Water Holdings Inc / Triton Water Holdings Inc 6.25% 4/1/2029 (m)		315,000	316,175
Consumer Staples Distribution & Retail - 0.6%
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 3.5% 3/15/2029 (m)		525,000	498,744
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 4.875% 2/15/2030 (m)		5,365,000	5,190,923
C&S Group Enterprises LLC 5% 12/15/2028 (m)		510,000	483,370
KeHE Distributors LLC / KeHE Finance Corp / NextWave Distribution Inc 7.125% 4/30/2033 (m)		265,000	269,941
KeHE Distributors LLC / KeHE Finance Corp / NextWave Distribution Inc 9% 2/15/2029 (m)		1,595,000	1,669,728
Performance Food Group Inc 4.25% 8/1/2029 (m)		400,000	388,266
Performance Food Group Inc 5.625% 3/1/2034 (m)		565,000	554,546
US Foods Inc 7.25% 1/15/2032 (m)		290,000	300,937
			9,356,455
Food Products - 0.5%
B&G Foods Inc 11% 6/15/2031 (m)		275,000	253,916
B&G Foods Inc 8% 9/15/2028 (m)		260,000	260,238
Chobani LLC / Chobani Finance Corp Inc 4.625% 11/15/2028 (m)		375,000	371,360
Darling Ingredients Inc 6% 6/15/2030 (m)		675,000	679,425
Fiesta Purchaser Inc 7.875% 3/1/2031 (m)		535,000	539,644
Fiesta Purchaser Inc 9.625% 9/15/2032 (m)		340,000	333,048
J&F Luxembourg Finance SARL 8% 4/23/2033 (m)		200,000	191,437
Lamb Weston Holdings Inc 4.125% 1/31/2030 (m)		555,000	532,202
Lamb Weston Holdings Inc 4.375% 1/31/2032 (m)		275,000	258,575
Post Holdings Inc 4.5% 9/15/2031 (m)		1,215,000	1,139,808
Post Holdings Inc 4.625% 4/15/2030 (m)		3,850,000	3,719,332
Simmons Foods Inc/Simmons Prepared Foods Inc/Simmons Pet Food Inc/Simmons Feed 4.625% 3/1/2029 (m)		430,000	415,415
			8,694,400
Household Products - 0.0%
Spectrum Brands Inc 3.875% 3/15/2031 (m)		103,000	90,118
Personal Care Products - 0.0%
BellRing Brands Inc 7% 3/15/2030 (m)		685,000	684,858
TOTAL CONSUMER STAPLES			19,142,006
Energy - 2.3%
Energy Equipment & Services - 0.2%
Nabors Industries Inc 7.625% 11/15/2032 (m)		285,000	291,579
Nabors Industries Inc 9.125% 1/31/2030 (m)		575,000	600,920
Noble Finance II LLC 8% 4/15/2030 (m)		236,000	244,533
SESI LLC 7.875% 9/30/2030 (m)		290,000	294,664
Transocean International Ltd 7.875% 10/15/2032 (m)		195,000	203,568
Transocean International Ltd 8.25% 5/15/2029 (m)		205,000	211,680
Transocean International Ltd 8.5% 5/15/2031 (m)		205,000	212,830
Transocean International Ltd 8.75% 2/15/2030 (m)		1,032,500	1,072,878
Valaris Ltd 8.375% 4/30/2030 (m)		295,000	306,351
			3,439,003
Oil, Gas & Consumable Fuels - 2.1%
Antero Midstream Partners LP / Antero Midstream Finance Corp 5.375% 6/15/2029 (m)		430,000	428,646
Antero Midstream Partners LP / Antero Midstream Finance Corp 5.75% 1/15/2028 (m)		955,000	954,674
California Resources Corp 7.25% 1/15/2035 (m)		275,000	272,796
CITGO Petroleum Corp 8.375% 1/15/2029 (m)		1,280,000	1,316,874
CNX Midstream Partners LP 4.75% 4/15/2030 (m)		295,000	281,202
CNX Resources Corp 7.375% 1/15/2031 (m)		295,000	302,125
Comstock Resources Inc 5.875% 1/15/2030 (m)		1,525,000	1,438,330
Comstock Resources Inc 6.75% 3/1/2029 (m)		1,030,000	1,014,224
CQP Holdco LP / BIP-V Chinook Holdco LLC 5.5% 6/15/2031 (m)		1,265,000	1,241,667
CQP Holdco LP / BIP-V Chinook Holdco LLC 7.5% 12/15/2033 (m)		760,000	794,460
CVR Energy Inc 5.75% 2/15/2028 (m)		1,061,000	1,058,582
DT Midstream Inc 4.125% 6/15/2029 (m)		430,000	421,408
DT Midstream Inc 4.375% 6/15/2031 (m)		430,000	415,332
Energy Transfer LP 5.5% 6/1/2027		860,000	866,188
Energy Transfer LP 6% 2/1/2029 (m)		2,415,000	2,434,063
Expand Energy Corp 5.375% 3/15/2030		560,000	562,031
Global Partners LP / GLP Finance Corp 7.125% 7/1/2033 (m)		255,000	258,022
Global Partners LP / GLP Finance Corp 8.25% 1/15/2032 (m)		355,000	371,806
Hess Midstream Operations LP 4.25% 2/15/2030 (m)		460,000	443,725
Hess Midstream Operations LP 5.125% 6/15/2028 (m)		595,000	593,344
Hess Midstream Operations LP 5.5% 10/15/2030 (m)		275,000	273,957
HF Sinclair Corp 5% 2/1/2028		400,000	399,136
Hilcorp Energy I LP / Hilcorp Finance Co 6.25% 11/1/2028 (m)		590,000	591,542
Kinetik Holdings LP 5.875% 6/15/2030 (m)		425,000	427,470
Moss Creek Resources Holdings Inc 8.25% 9/1/2031 (m)		280,000	277,601
Murphy Oil USA Inc 4.75% 9/15/2029		370,000	364,163
Northern Oil & Gas Inc 7.875% 10/15/2033 (m)		530,000	526,629
Northern Oil & Gas Inc 8.75% 6/15/2031 (m)		590,000	607,700
Occidental Petroleum Corp 7.2% 3/15/2029		240,000	251,101
ONEOK Inc 6.5% 9/1/2030 (m)		895,000	940,283
PBF Holding Co LLC / PBF Finance Corp 7.25% 6/1/2034 (m)		695,000	688,056
PBF Holding Co LLC / PBF Finance Corp 7.875% 9/15/2030 (m)		1,230,000	1,253,464
PBF Holding Co LLC / PBF Finance Corp 9.875% 3/15/2030 (m)		700,000	748,431
Permian Resources Operating LLC 5.875% 7/1/2029 (m)		405,000	403,988
SM Energy Co 6.625% 1/15/2027		1,125,000	1,126,646
SM Energy Co 8.625% 11/1/2030 (m)		580,000	609,126
Sunoco LP / Sunoco Finance Corp 4.5% 4/30/2030		555,000	539,042
Sunoco LP / Sunoco Finance Corp 4.5% 5/15/2029		605,000	591,558
Sunoco LP / Sunoco Finance Corp 7% 9/15/2028 (m)		290,000	295,783
Sunoco LP 4.5% 10/1/2029 (m)		440,000	427,323
Sunoco LP 4.625% 5/1/2030 (m)		550,000	531,232
Sunoco LP 6.625% 8/15/2032 (m)		280,000	284,778
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 5.5% 1/15/2028 (m)		30,000	29,936
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6% 9/1/2031 (m)		540,000	534,251
Talos Production Inc 9% 2/1/2029 (m)		250,000	260,473
Talos Production Inc 9.375% 2/1/2031 (m)		285,000	299,341
Targa Resources Partners LP / Targa Resources Partners Finance Corp 4.875% 2/1/2031		625,000	622,606
Unit Corp 0% 12/1/2029 (Escrow) (h)		120,000	0
Venture Global Calcasieu Pass LLC 3.875% 8/15/2029 (m)		355,000	338,653
Venture Global Calcasieu Pass LLC 4.125% 8/15/2031 (m)		355,000	333,294
Venture Global Plaquemines LNG LLC 6.125% 12/15/2030 (m)		425,000	434,842
Venture Global Plaquemines LNG LLC 6.5% 1/15/2034 (m)		2,315,000	2,412,188
Venture Global Plaquemines LNG LLC 6.5% 6/15/2034 (m)		450,000	468,799
Venture Global Plaquemines LNG LLC 6.75% 1/15/2036 (m)		1,455,000	1,542,731
Venture Global Plaquemines LNG LLC 7.5% 5/1/2033 (m)		635,000	696,921
Venture Global Plaquemines LNG LLC 7.75% 5/1/2035 (m)		645,000	723,349
			36,325,892
TOTAL ENERGY			39,764,895
Financials - 1.9%
Capital Markets - 0.2%
Broadstreet Partners Group LLC 5.875% 4/15/2029 (m)		725,000	707,976
Coinbase Global Inc 3.375% 10/1/2028 (m)		1,445,000	1,371,827
Coinbase Global Inc 3.625% 10/1/2031 (m)		865,000	753,404
Hightower Holding LLC 6.75% 4/15/2029 (m)		285,000	283,336
Jane Street Group / JSG Finance Inc 4.5% 11/15/2029 (m)		395,000	385,002
MSCI Inc 3.25% 8/15/2033 (m)		420,000	369,443
MSCI Inc 4% 11/15/2029 (m)		340,000	328,944
			4,199,932
Consumer Finance - 0.5%
Ally Financial Inc 8% 11/1/2031		5,045,000	5,618,807
Ally Financial Inc 8% 11/1/2031		823,000	912,631
OneMain Finance Corp 4% 9/15/2030		330,000	305,033
OneMain Finance Corp 5.375% 11/15/2029		500,000	491,109
OneMain Finance Corp 6.625% 1/15/2028		385,000	390,637
OneMain Finance Corp 7.875% 3/15/2030		285,000	296,692
			8,014,909
Financial Services - 0.3%
Block Inc 3.5% 6/1/2031		570,000	524,705
Block Inc 5.625% 8/15/2030 (m)		645,000	646,613
Block Inc 6% 8/15/2033 (m)		510,000	513,522
Icahn Enterprises LP / Icahn Enterprises Finance Corp 10% 11/15/2029 (m)		360,000	355,038
Icahn Enterprises LP / Icahn Enterprises Finance Corp 4.375% 2/1/2029		630,000	538,078
Icahn Enterprises LP / Icahn Enterprises Finance Corp 5.25% 5/15/2027		1,240,000	1,225,558
MGIC Investment Corp 5.25% 8/15/2028		465,000	464,230
NCR Atleos Corp 9.5% 4/1/2029 (m)		435,000	463,835
Shift4 Payments LLC / Shift4 Payments Finance Sub Inc 6.75% 8/15/2032 (m)		240,000	240,459
			4,972,038
Insurance - 0.9%
Acrisure LLC / Acrisure Finance Inc 6% 8/1/2029 (m)		855,000	752,480
Acrisure LLC / Acrisure Finance Inc 6.75% 7/1/2032 (m)		505,000	453,902
Acrisure LLC / Acrisure Finance Inc 7.5% 11/6/2030 (m)		475,000	450,507
Acrisure LLC / Acrisure Finance Inc 8.25% 2/1/2029 (m)		1,765,000	1,661,259
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 4.25% 10/15/2027 (m)		665,000	656,986
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 5.875% 11/1/2029 (m)		415,000	405,601
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6.5% 10/1/2031 (m)		285,000	284,218
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6.75% 4/15/2028 (m)		2,190,000	2,207,492
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 7% 1/15/2031 (m)		920,000	934,958
AmWINS Group Inc 4.875% 6/30/2029 (m)		415,000	399,887
Asurion LLC/ Asurion Co-Issuer Inc 8% 12/31/2032 (m)		710,000	715,365
CRC Insurance Group LLC 7.125% 6/1/2031 (m)		1,540,000	1,535,089
HUB International Ltd 5.625% 12/1/2029 (m)		1,705,000	1,698,768
HUB International Ltd 7.25% 6/15/2030 (m)		1,915,000	1,965,245
HUB International Ltd 7.375% 1/31/2032 (m)		1,565,000	1,592,982
USI Inc/NY 7.5% 1/15/2032 (m)		380,000	383,581
			16,098,320
TOTAL FINANCIALS			33,285,199
Health Care - 1.2%
Health Care Equipment & Supplies - 0.1%
Avantor Funding Inc 3.875% 11/1/2029 (m)		275,000	262,538
Bausch + Lomb Corp 8.375% 10/1/2028 (m)		580,000	595,950
			858,488
Health Care Providers & Services - 0.7%
Charlotte Buyer Inc 8% 6/30/2031 (m)		255,000	258,133
CHS/Community Health Systems Inc 10.875% 1/15/2032 (m)		527,000	567,548
CHS/Community Health Systems Inc 4.75% 2/15/2031 (m)		724,000	666,053
CHS/Community Health Systems Inc 5.25% 5/15/2030 (m)		825,000	778,495
CHS/Community Health Systems Inc 6% 1/15/2029 (m)		485,000	480,150
CHS/Community Health Systems Inc 6.125% 4/1/2030 (m)		670,000	601,618
DaVita Inc 3.75% 2/15/2031 (m)		210,000	194,568
DaVita Inc 4.625% 6/1/2030 (m)		1,590,000	1,540,324
HAH Group Holding Co LLC 9.75% 10/1/2031 (m)		420,000	376,020
HealthEquity Inc 4.5% 10/1/2029 (m)		295,000	286,608
Molina Healthcare Inc 3.875% 11/15/2030 (m)		640,000	596,831
Molina Healthcare Inc 3.875% 5/15/2032 (m)		550,000	497,260
Molina Healthcare Inc 4.375% 6/15/2028 (m)		465,000	456,881
National Mentor Holdings Inc 10.5% 12/15/2030 (m)		570,000	600,721
Surgery Center Holdings Inc 7.25% 4/15/2032 (m)		325,000	329,011
Tenet Healthcare Corp 5.125% 11/1/2027		975,000	974,991
Tenet Healthcare Corp 6.125% 6/15/2030		1,430,000	1,440,479
Tenet Healthcare Corp 6.75% 5/15/2031		2,040,000	2,089,788
			12,735,479
Health Care Technology - 0.0%
IQVIA Inc 5% 5/15/2027 (m)		640,000	639,650
Life Sciences Tools & Services - 0.1%
Charles River Laboratories International Inc 3.75% 3/15/2029 (m)		525,000	504,019
Charles River Laboratories International Inc 4% 3/15/2031 (m)		605,000	567,525
Charles River Laboratories International Inc 4.25% 5/1/2028 (m)		185,000	181,527
			1,253,071
Pharmaceuticals - 0.3%
1261229 BC Ltd 10% 4/15/2032 (m)		3,130,000	3,170,177
Organon & Co / Organon Foreign Debt Co-Issuer BV 4.125% 4/30/2028 (m)		1,015,000	1,002,374
Organon & Co / Organon Foreign Debt Co-Issuer BV 5.125% 4/30/2031 (m)		885,000	875,571
			5,048,122
TOTAL HEALTH CARE			20,534,810
Industrials - 2.6%
Aerospace & Defense - 0.9%
ATI Inc 4.875% 10/1/2029		280,000	276,931
ATI Inc 5.125% 10/1/2031		245,000	242,500
ATI Inc 5.875% 6/15/2033		410,000	415,762
ATI Inc 7.25% 8/15/2030		295,000	306,291
BWX Technologies Inc 4.125% 6/30/2028 (m)		630,000	618,057
TransDigm Inc 4.625% 1/15/2029		930,000	915,194
TransDigm Inc 6.125% 7/31/2034 (m)		755,000	754,029
TransDigm Inc 6.25% 1/31/2034 (m)		230,000	234,691
TransDigm Inc 6.375% 3/1/2029 (m)		780,000	791,919
TransDigm Inc 6.375% 5/31/2033 (m)		1,500,000	1,514,262
TransDigm Inc 6.625% 3/1/2032 (m)		280,000	287,174
TransDigm Inc 6.75% 1/31/2034 (m)		865,000	887,238
TransDigm Inc 6.75% 8/15/2028 (m)		3,560,000	3,595,601
TransDigm Inc 6.875% 12/15/2030 (m)		2,350,000	2,415,095
TransDigm Inc 7.125% 12/1/2031 (m)		575,000	595,390
			13,850,134
Air Freight & Logistics - 0.0%
Rand Parent LLC 8.5% 2/15/2030 (m)		745,000	771,705
Building Products - 0.1%
Advanced Drainage Systems Inc 6.375% 6/15/2030 (m)		280,000	283,864
APi Group DE Inc 5.75% 6/1/2034 (m)		415,000	410,285
Miter Brands Acquisition Holdco Inc / MIWD Borrower LLC 6.75% 4/1/2032 (m)		420,000	416,386
MIWD Holdco II LLC / MIWD Finance Corp 5.5% 2/1/2030 (m)		185,000	174,169
Shea Homes LP / Shea Homes Funding Corp 4.75% 4/1/2029		475,000	464,246
			1,748,950
Commercial Services & Supplies - 1.1%
Allied Universal Holdco LLC/Allied Universal Finance Corp/Atlas Luxco 4 Sarl 4.625% 6/1/2028 (m)		348,000	341,987
Artera Services LLC 8.5% 2/15/2031 (m)		1,315,000	1,182,833
Brand Industrial Services Inc 10.375% 8/1/2030 (m)		2,225,000	1,813,150
Brink's Co/The 4.625% 10/15/2027 (m)		620,000	616,363
Clean Harbors Inc 6.375% 2/1/2031 (m)		250,000	253,530
Core & Main LP 6% 7/1/2034 (m)		385,000	386,811
CoreCivic Inc 8.25% 4/15/2029		1,575,000	1,640,391
GEO Group Inc/The 10.25% 4/15/2031		1,235,000	1,334,356
GEO Group Inc/The 8.625% 4/15/2029		970,000	1,010,521
GFL Environmental Inc 4% 8/1/2028 (m)		420,000	410,069
GFL Environmental Inc 4.75% 6/15/2029 (m)		575,000	565,855
GFL Environmental Inc 6.75% 1/15/2031 (m)		425,000	437,231
Madison IAQ LLC 4.125% 6/30/2028 (m)		535,000	526,314
Madison IAQ LLC 5.875% 6/30/2029 (m)		425,000	425,219
Neptune Bidco US Inc 10.375% 5/15/2031 (m)		605,000	627,031
Neptune Bidco US Inc 9.29% 4/15/2029 (m)		3,955,000	4,033,400
Neptune Bidco US Inc 9.5% 2/15/2033 (m)		560,000	566,192
Reworld Holding Corp 4.875% 12/1/2029 (m)		995,000	949,003
Williams Scotsman Inc 7.375% 10/1/2031 (m)		260,000	269,191
			17,389,447
Construction & Engineering - 0.0%
Arcosa Inc 4.375% 4/15/2029 (m)		415,000	408,190
Ground Transportation - 0.1%
Uber Technologies Inc 4.5% 8/15/2029 (m)		1,260,000	1,250,796
XPO Inc 6.25% 6/1/2028 (m)		300,000	303,002
XPO Inc 7.125% 2/1/2032 (m)		430,000	445,932
			1,999,730
Machinery - 0.1%
Allison Transmission Inc 5.875% 6/1/2029 (m)		420,000	423,210
Beach Acquisition Bidco LLC 10% 7/15/2033 pay-in-kind (f)(m)		922,292	1,047,304
Chart Industries Inc 7.5% 1/1/2030 (m)		790,000	815,623
			2,286,137
Passenger Airlines - 0.2%
American Airlines Inc 7.25% 2/15/2028 (m)		990,000	1,002,038
American Airlines Inc/AAdvantage Loyalty IP Ltd 5.75% 4/20/2029 (m)		1,485,000	1,487,885
United Airlines Inc 4.625% 4/15/2029 (m)		870,000	857,938
			3,347,861
Professional Services - 0.0%
TriNet Group Inc 3.5% 3/1/2029 (m)		455,000	428,389
Trading Companies & Distributors - 0.1%
FTAI Aviation Investors LLC 7.875% 12/1/2030 (m)		430,000	449,288
Synergy Infrastructure Holdings LLC 7% 7/15/2034 (m)		130,000	131,864
Synergy Infrastructure Holdings LLC 7.875% 12/1/2030 (m)		335,000	350,119
			931,271
Transportation Infrastructure - 0.0%
GB AIT Buyer Inc 8.75% 4/30/2034 (m)		270,000	270,717
TOTAL INDUSTRIALS			43,432,531
Information Technology - 1.1%
Electronic Equipment, Instruments & Components - 0.1%
Coherent Corp 5% 12/15/2029 (m)		435,000	428,299
CPI CG Inc 10% 7/15/2029 (m)		256,000	268,372
TTM Technologies Inc 4% 3/1/2029 (m)		455,000	439,512
			1,136,183
IT Services - 0.4%
CoreWeave Inc 9% 2/1/2031 (m)		1,215,000	1,200,680
CoreWeave Inc 9.25% 6/1/2030 (m)		2,180,000	2,194,160
CoreWeave Inc 9.625% 7/15/2032 (m)		515,000	507,301
Everforth Inc 4.625% 5/15/2028 (m)		510,000	472,098
Go Daddy Operating Co LLC / GD Finance Co Inc 3.5% 3/1/2029 (m)		610,000	574,620
Go Daddy Operating Co LLC / GD Finance Co Inc 5.25% 12/1/2027 (m)		500,000	499,482
Sabre GLBL Inc 11.125% 7/15/2030 (m)		1,475,000	1,414,879
			6,863,220
Semiconductors & Semiconductor Equipment - 0.1%
ON Semiconductor Corp 3.875% 9/1/2028 (m)		690,000	671,374
Synaptics Inc 4% 6/15/2029 (m)		350,000	345,470
Wolfspeed Inc 7% 6/15/2031 pay-in-kind (f)		527,869	479,208
Wolfspeed Inc 9.875% 6/23/2030 pay-in-kind (f)(m)		179,630	198,245
			1,694,297
Software - 0.4%
Cloud Software Group Inc 6.5% 3/31/2029 (m)		4,035,000	3,915,086
Elastic NV 4.125% 7/15/2029 (m)		1,165,000	1,111,513
Fair Isaac Corp 4% 6/15/2028 (m)		580,000	567,381
NCR Voyix Corp 5% 10/1/2028 (m)		335,000	326,733
Oracle Corp 3.8% 11/15/2037		450,000	359,526
PTC Inc 4% 2/15/2028 (m)		345,000	337,793
UKG Inc 6.875% 2/1/2031 (m)		425,000	412,879
			7,030,911
Technology Hardware, Storage & Peripherals - 0.1%
Seagate Data Storage Technology Pte Ltd 8.25% 12/15/2029 (m)		985,000	1,029,971
Seagate Data Storage Technology Pte Ltd 8.5% 7/15/2031 (m)		640,000	668,787
			1,698,758
TOTAL INFORMATION TECHNOLOGY			18,423,369
Materials - 0.7%
Chemicals - 0.3%
Ingevity Corp 3.875% 11/1/2028 (m)		665,000	644,241
LSB Industries Inc 6.25% 10/15/2028 (m)		960,000	960,320
Olympus Water US Holding Corp 4.25% 10/1/2028 (m)		720,000	698,364
Olympus Water US Holding Corp 7.25% 2/15/2033 (m)		1,440,000	1,424,113
Scih Salt Hldgs Inc 4.875% 5/1/2028 (m)		375,000	369,933
Scotts Miracle-Gro Co/The 4% 4/1/2031		595,000	557,685
			4,654,656
Construction Materials - 0.1%
Smyrna Ready Mix Concrete LLC 8.875% 11/15/2031 (m)		1,150,000	1,212,624
Containers & Packaging - 0.3%
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 3.25% 9/1/2028 (m)		300,000	287,270
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 4% 9/1/2029 (m)		605,000	575,094
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 6.25% 1/30/2031 (m)		285,000	288,190
Canpack Group Inc / CANPACK SA 6% 5/15/2031 (m)		200,000	201,131
Clydesdale Acquisition Holdings Inc 6.625% 4/15/2029 (m)		915,000	913,854
Clydesdale Acquisition Holdings Inc 6.75% 4/15/2032 (m)		250,000	242,651
Clydesdale Acquisition Holdings Inc 8.75% 4/15/2030 (m)		2,175,000	2,145,438
Crown Cork & Seal Co Inc 7.5% 12/15/2096		160,000	152,000
Graphic Packaging International LLC 3.75% 2/1/2030 (m)		355,000	333,636
Mauser Packaging Solutions Holding Co 7.875% 4/15/2030 (m)		305,000	311,808
Trident TPI Holdings Inc 12.75% 12/31/2028 (m)		295,000	295,379
			5,746,451
Metals & Mining - 0.0%
Alcoa Nederland Holding BV 4.125% 3/31/2029 (m)		345,000	336,031
Arsenal AIC Parent LLC 8% 10/1/2030 (m)		350,000	364,770
Roller Bearing Co of America Inc 4.375% 10/15/2029 (m)		200,000	195,003
			895,804
TOTAL MATERIALS			12,509,535
Real Estate - 0.9%
Diversified REITs - 0.3%
Iron Mountain Information Management Services Inc 5% 7/15/2032 (m)		415,000	398,744
Uniti Group LP / Uniti Fiber Holdings Inc / CSL Capital LLC 6% 1/15/2030 (m)		335,000	327,235
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 4.75% 4/15/2028 (m)		940,000	936,978
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 6.5% 2/15/2029 (m)		655,000	649,830
Vici Properties LP / Vici Note Co Inc 3.875% 2/15/2029 (m)		665,000	646,084
Vici Properties LP / Vici Note Co Inc 4.25% 12/1/2026 (m)		1,140,000	1,137,805
Vici Properties LP / Vici Note Co Inc 4.625% 12/1/2029 (m)		650,000	637,997
			4,734,673
Health Care REITs - 0.3%
MPT Operating Partnership LP / MPT Finance Corp 3.5% 3/15/2031		665,000	457,341
MPT Operating Partnership LP / MPT Finance Corp 4.625% 8/1/2029		970,000	779,658
MPT Operating Partnership LP / MPT Finance Corp 5% 10/15/2027		2,850,000	2,764,653
MPT Operating Partnership LP / MPT Finance Corp 8.5% 2/15/2032 (m)		410,000	419,754
			4,421,406
Real Estate Management & Development - 0.1%
Anywhere Real Estate Group LLC / Realogy Co-Issuer Corp 9.75% 4/15/2030 (m)		585,000	628,911
Greystar Real Estate Partners LLC 7.75% 9/1/2030 (m)		260,000	270,369
Taylor Morrison Communities Inc 5.125% 8/1/2030 (m)		635,000	635,764
Weekley Homes LLC / Weekley Finance Corp 4.875% 9/15/2028 (m)		300,000	295,863
			1,830,907
Specialized REITs - 0.2%
Iron Mountain Inc 4.875% 9/15/2029 (m)		1,300,000	1,275,666
Iron Mountain Inc 5% 7/15/2028 (m)		630,000	627,570
Iron Mountain Inc 5.25% 7/15/2030 (m)		585,000	576,258
Iron Mountain Inc 5.625% 7/15/2032 (m)		585,000	578,230
SBA Communications Corp 3.875% 2/15/2027		890,000	884,951
			3,942,675
TOTAL REAL ESTATE			14,929,661
Utilities - 0.9%
Electric Utilities - 0.7%
Clearway Energy Operating LLC 3.75% 1/15/2032 (m)		280,000	254,816
Clearway Energy Operating LLC 4.75% 3/15/2028 (m)		365,000	361,647
NRG Energy Inc 3.375% 2/15/2029 (m)		305,000	290,915
NRG Energy Inc 3.625% 2/15/2031 (m)		605,000	561,835
NRG Energy Inc 3.875% 2/15/2032 (m)		58,000	53,325
NRG Energy Inc 5.75% 1/15/2028		1,665,000	1,665,771
NRG Energy Inc 5.75% 1/15/2034 (m)		575,000	570,510
NRG Energy Inc 5.875% 5/15/2034 (m)		395,000	392,922
NRG Energy Inc 6% 1/15/2036 (m)		1,150,000	1,146,405
NRG Energy Inc 6.125% 5/15/2036 (m)		425,000	425,197
Pacific Gas and Electric Co 3.95% 12/1/2047		578,000	423,456
Pacific Gas and Electric Co 4% 12/1/2046		743,000	553,072
Pacific Gas and Electric Co 4.3% 3/15/2045		315,000	247,808
PG&E Corp 5% 7/1/2028		1,345,000	1,337,589
PG&E Corp 5.25% 7/1/2030		510,000	502,218
Vistra Operations Co LLC 4.375% 5/1/2029 (m)		1,105,000	1,085,641
Vistra Operations Co LLC 5% 7/31/2027 (m)		1,220,000	1,219,141
Vistra Operations Co LLC 7.75% 10/15/2031 (m)		580,000	606,842
XPLR Infrastructure Operating Partners LP 7.25% 1/15/2029 (m)		285,000	294,900
XPLR Infrastructure Operating Partners LP 7.75% 4/15/2034 (m)		815,000	857,845
			12,851,855
Gas Utilities - 0.1%
Southern Natural Gas Co LLC 7.35% 2/15/2031		175,000	191,382
Southern Natural Gas Co LLC 8% 3/1/2032		335,000	382,101
Suburban Propane Partners LP/Suburban Energy Finance Corp 5% 6/1/2031 (m)		570,000	540,355
			1,113,838
Independent Power and Renewable Electricity Producers - 0.1%
Alpha Generation LLC 6.25% 1/15/2034 (m)		430,000	423,114
Sunnova Energy Corp 11.75% (h)(j)(m)		860,000	4,300
Sunnova Energy Corp 5.875% (h)(j)(m)		145,000	362
Talen Energy Supply LLC 6.25% 2/1/2034 (m)		430,000	427,386
Talen Energy Supply LLC 6.5% 2/1/2036 (m)		430,000	433,508
			1,288,670
TOTAL UTILITIES			15,254,363
TOTAL UNITED STATES			296,322,994
UZBEKISTAN - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
Navoi Mining & Metallurgical Co 6.7% 10/17/2028 (m)		200,000	205,313
Navoi Mining & Metallurgical Co 6.75% 5/14/2030 (m)		480,000	497,520
Navoi Mining & Metallurgical Co 6.95% 10/17/2031 (m)		235,000	247,925
Navoiyuran State Enterprise 6.7% 7/2/2030 (m)		365,000	371,843

TOTAL UZBEKISTAN			1,322,601
VENEZUELA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Petroleos de Venezuela SA 12.75% (j)(m)		110,000	55,384
Petroleos de Venezuela SA 5.375% (j)(n)		480,000	175,920
Petroleos de Venezuela SA 6% (j)(m)		930,000	349,922
Petroleos de Venezuela SA 6% (j)(m)		585,000	219,083

TOTAL VENEZUELA			800,309
VIETNAM - 0.0%
Utilities - 0.0%
Electric Utilities - 0.0%
Mong Duong Finance Holdings BV 5.125% 5/7/2029 (m)		311,891	307,488
ZAMBIA - 0.2%
Materials - 0.2%
Metals & Mining - 0.2%
First Quantum Minerals Ltd 6.375% 2/15/2036 (m)		1,255,000	1,230,452
First Quantum Minerals Ltd 7.25% 2/15/2034 (m)		840,000	860,487
First Quantum Minerals Ltd 8.625% 6/1/2031 (m)		1,120,000	1,166,570

TOTAL ZAMBIA			3,257,509
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $439,719,328)			435,864,506

Non-Convertible Preferred Stocks - 0.3%
	Shares	Value ($)
UNITED STATES - 0.3%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Summit Midstream Corp 3 month U.S. LIBOR + 7.43%, 12.2837% (f)(g)	148	232,393
Information Technology - 0.3%
Software - 0.3%
Strategy Inc 11.5% (l)	33,604	2,851,098
Strategy Inc Series A, 10%	16,082	1,490,962
TOTAL INFORMATION TECHNOLOGY		4,342,060
TOTAL UNITED STATES		4,574,453
TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Cost $4,571,034)		4,574,453

Preferred Securities - 2.2%
	Principal Amount (a)	Value ($)
BRAZIL - 0.0%
Consumer Staples - 0.0%
Food Products - 0.0%
Cosan Overseas Ltd 8.25% (n)(t)	710,000	710,553
CHILE - 0.1%
Financials - 0.1%
Banks - 0.1%
Banco de Credito e Inversiones SA 7.5% (f)(m)(t)	295,000	318,341
Banco de Credito e Inversiones SA 8.75% (f)(m)(t)	290,000	320,179
Banco del Estado de Chile 7.95% (f)(m)(t)	260,000	278,580

TOTAL CHILE		917,100
HONG KONG - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
CAS Capital No 1 Ltd 4% (f)(n)(t)	800,000	813,928
KUWAIT - 0.0%
Financials - 0.0%
Banks - 0.0%
NBK Tier 1 Ltd 3.625% (f)(m)(t)	230,000	231,936
MEXICO - 0.2%
Financials - 0.1%
Banks - 0.1%
Banco Mercantil del Norte SA/Grand Cayman 7.625% (f)(m)(t)	610,000	620,928
Banco Mercantil del Norte SA/Grand Cayman 8% (f)(m)(t)	200,000	200,606
Banco Mercantil del Norte SA/Grand Cayman 8.375% (f)(m)(t)	200,000	206,352
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico/TX 5.125% 1/18/2033 (f)(m)	340,000	341,134
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico/TX 8.45% 6/29/2038 (f)(m)	310,000	335,780
TOTAL FINANCIALS		1,704,800
Materials - 0.1%
Construction Materials - 0.1%
Cemex SAB de CV 7.2% (f)(m)(t)	1,150,000	1,222,805
TOTAL MEXICO		2,927,605
MOROCCO - 0.0%
Materials - 0.0%
Chemicals - 0.0%
OCP SA 6.7405% (f)(m)(t)	430,000	433,510
OCP SA 7.3682% (f)(m)(t)	200,000	202,314

TOTAL MOROCCO		635,824
RUSSIA - 0.0%
Financials - 0.0%
Banks - 0.0%
Tinkoff Bank JSC Via TCS Finance Ltd loan participation 6% (f)(h)(j)(m)(t)	275,000	13,750
SAUDI ARABIA - 0.0%
Financials - 0.0%
Banks - 0.0%
NCB Tier 1 Sukuk Ltd 3.5% (f)(n)(t)	330,000	333,948
UNITED ARAB EMIRATES - 0.0%
Financials - 0.0%
Banks - 0.0%
Emirates NBD Bank PJSC 6.25% (f)(n)(t)	380,000	393,670
UNITED STATES - 1.9%
Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Energy Transfer LP 6.5% (f)(t)	1,079,000	1,088,515
Energy Transfer LP 6.625% (f)(t)	1,730,000	1,786,298
Energy Transfer LP Series G, 7.125% (f)(t)	2,935,000	3,055,089
TOTAL ENERGY		5,929,902
Financials - 1.5%
Banks - 1.3%
Bank of America Corp 5.875% (f)(t)	5,125,000	5,261,018
Bank of America Corp 6.25% (f)(t)	2,970,000	3,039,339
Citigroup Inc 6.5% (f)(t)	1,415,000	1,443,160
Citigroup Inc 6.625% (f)(t)	430,000	441,721
Citigroup Inc 6.75% (f)(t)	850,000	869,193
Citigroup Inc 6.875% (f)(t)	175,000	180,757
Citigroup Inc 7% (f)(t)	650,000	683,837
JPMorgan Chase & Co 6.1% (f)(t)	2,790,000	2,850,850
JPMorgan Chase & Co CME Term SOFR 3 month Index + 2.745%, 6.4368% (f)(g)(t)	4,005,000	4,081,150
Wells Fargo & Co 6.125% (f)(t)	1,415,000	1,435,519
Wells Fargo & Co 6.85% (f)(t)	425,000	442,939
		20,729,483
Capital Markets - 0.1%
Goldman Sachs Group Inc/The 6.85% (f)(t)	980,000	1,033,782
Consumer Finance - 0.0%
Ally Financial Inc 7.1% (f)(t)	280,000	287,084
Insurance - 0.1%
Alliant Holdings LP 10.5% (f)(h)(t)	2,227,279	2,179,707
TOTAL FINANCIALS		24,230,056
Utilities - 0.0%
Electric Utilities - 0.0%
Edison International 5% (f)(t)	115,000	115,074
TOTAL UNITED STATES		30,275,032
TOTAL PREFERRED SECURITIES (Cost $36,471,495)		37,253,346

U.S. Government Agency - Mortgage Securities - 0.5%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.5%
Fannie Mae 2% 2/1/2052	265,928	217,179
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2041	379,554	327,486
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2028	28,335	27,894
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2042	35,470	31,699
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2042	14,518	12,962
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2040	303,901	283,361
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2041	114,781	105,982
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2052 (b)	387,347	353,402
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2052	291,980	266,393
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052 (b)	155,712	154,998
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2053 (b)	362,039	375,438
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2053 (c)	249,366	258,049
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2055 (b)(c)	321,835	334,450
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2055 (b)	496,391	514,453
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2055 (c)	158,122	166,220
Fannie Mae Mortgage pass-thru certificates 6.5% 3/1/2054 (b)	89,252	92,554
Freddie Mac Gold Pool 2.5% 11/1/2041	1,142,262	1,019,631
Freddie Mac Gold Pool 2.5% 2/1/2042	211,164	189,334
Freddie Mac Gold Pool 2.5% 5/1/2041	448,952	404,927
Freddie Mac Gold Pool 3.5% 3/1/2050	327,725	298,099
Freddie Mac Gold Pool 5.5% 9/1/2052	265,650	269,841
Freddie Mac Gold Pool 6.5% 10/1/2053 (b)	274,807	287,851
Freddie Mac Gold Pool 6.5% 10/1/2053 (b)(c)	263,860	276,714
Freddie Mac Non Gold Pool 6.5% 1/1/2055 (b)(c)	290,854	304,751
Ginnie Mae I Pool 2.5% 12/20/2051	435,424	370,598
Ginnie Mae II Pool 2% 7/1/2056 (d)	750,000	614,358
Ginnie Mae II Pool 2% 9/20/2050	135,472	111,186
Ginnie Mae II Pool 5.5% 12/20/2054	148,249	149,554
Uniform Mortgage Backed Securities 2% 7/1/2056 (d)	750,000	598,536
Uniform Mortgage Backed Securities 4% 7/1/2056 (d)	525,000	490,485
TOTAL UNITED STATES		8,908,385
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $8,900,974)		8,908,385

U.S. Government Agency Obligations - 0.4%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.4%
Financials - 0.4%
Financial Services - 0.4%
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.165%, 3.785% 1/19/2029 (f)(g)	6,990,000	6,989,856
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Tennessee Valley Authority 5.25% 9/15/2039	126,000	130,954
Tennessee Valley Authority 5.375% 4/1/2056	302,000	305,364
TOTAL UTILITIES		436,318
TOTAL UNITED STATES		7,426,174
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $7,430,011)		7,426,174

U.S. Treasury Obligations - 22.3%
	Yield (%) (v)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 8/13/2026 (b)	3.63	2,400,000	2,389,539
US Treasury Bills 0% 8/6/2026 (b)	3.63	470,000	468,301
US Treasury Bills 0% 9/24/2026 (b)	3.72	860,000	852,575
US Treasury Bonds 2% 8/15/2051	1.95 to 2.09	8,416,000	4,791,203
US Treasury Bonds 2.25% 2/15/2052	2.15 to 2.99	11,920,000	7,176,678
US Treasury Bonds 2.5% 2/15/2045	2.98 to 3.04	17,524,000	12,290,074
US Treasury Bonds 2.875% 5/15/2052	3.09 to 3.12	2,520,000	1,743,230
US Treasury Bonds 3% 2/15/2049	2.99 to 3.10	13,241,000	9,653,517
US Treasury Bonds 3% 5/15/2045	1.80	1,800,000	1,368,633
US Treasury Bonds 3.625% 2/15/2053	3.80 to 4.32	15,779,000	12,618,269
US Treasury Bonds 4.125% 8/15/2044	4.63 to 4.66	3,680,000	3,328,100
US Treasury Bonds 4.375% 8/15/2043	5.10 to 5.28	9,625,000	9,050,508
US Treasury Bonds 4.5% 11/15/2054	4.77 to 4.82	2,240,000	2,085,213
US Treasury Bonds 4.5% 2/15/2044	4.58	1,010,000	961,867
US Treasury Bonds 4.625% 11/15/2044	4.76 to 4.85	2,050,000	1,975,607
US Treasury Bonds 4.625% 11/15/2045	5.02	1,157,000	1,111,262
US Treasury Bonds 4.625% 11/15/2055	4.69 to 4.99	4,780,000	4,547,722
US Treasury Bonds 4.625% 2/15/2046	4.90	1,060,000	1,017,434
US Treasury Bonds 4.625% 5/15/2054	4.02 to 4.31	1,460,000	1,386,601
US Treasury Bonds 4.75% 2/15/2037	2.93 to 5.00	1,636,000	1,681,693
US Treasury Bonds 4.75% 2/15/2056	4.87 to 4.94	2,030,000	1,971,955
US Treasury Bonds 4.75% 5/15/2055	4.67	1,840,000	1,784,872
US Treasury Bonds 4.75% 8/15/2055	4.63 to 4.81	2,350,000	2,280,143
US Treasury Bonds 4.875% 8/15/2045	4.84	650,000	645,048
US Treasury Bonds 5% 5/15/2045	4.87	1,020,000	1,028,686
US Treasury Bonds Inflation-Indexed 2.375% 2/15/2055	2.47 to 2.67	1,488,072	1,370,050
US Treasury Bonds Inflation-Indexed 2.375% 2/15/2056	2.62 to 2.72	544,607	502,043
US Treasury Notes 1.125% 8/31/2028	1.14	6,482,000	6,077,381
US Treasury Notes 1.25% 9/30/2028	1.37 to 1.45	2,930,000	2,748,020
US Treasury Notes 1.375% 10/31/2028	1.45 to 1.52	3,514,000	3,297,258
US Treasury Notes 1.5% 11/30/2028	1.37 to 1.46	860,000	807,695
US Treasury Notes 1.75% 1/31/2029	1.74 to 1.81	2,583,000	2,430,946
US Treasury Notes 2.625% 7/31/2029	2.83	1,210,000	1,156,495
US Treasury Notes 2.875% 4/30/2029	2.97 to 3.14	3,300,000	3,187,207
US Treasury Notes 2.875% 5/15/2032	2.86 to 2.95	1,071,000	994,315
US Treasury Notes 3.125% 11/15/2028	2.69	1,180,000	1,152,436
US Treasury Notes 3.375% 5/15/2033	3.83	250,000	236,123
US Treasury Notes 3.5% 1/15/2029	3.65	6,220,000	6,120,140
US Treasury Notes 3.5% 12/15/2028	3.51	4,480,000	4,410,700
US Treasury Notes 3.5% 2/15/2029	3.45 to 3.62	78,650,000	77,347,360
US Treasury Notes 3.5% 2/15/2033	3.91	3,800,000	3,625,586
US Treasury Notes 3.5% 3/15/2029	3.63 to 3.87	60,090,000	59,078,328
US Treasury Notes 3.625% 3/31/2030	3.31 to 3.55	7,767,000	7,616,514
US Treasury Notes 3.75% 2/28/2033	3.89 to 3.93	4,130,000	4,000,131
US Treasury Notes 3.75% 5/31/2030	3.84	189,000	186,010
US Treasury Notes 3.875% 4/15/2029	3.80 to 3.91	17,390,000	17,258,216
US Treasury Notes 3.875% 5/15/2029	4.02	780,000	773,967
US Treasury Notes 3.875% 8/15/2033	4.57 to 4.77	2,923,000	2,842,389
US Treasury Notes 3.875% 8/15/2034	3.75 to 3.80	3,680,000	3,554,075
US Treasury Notes 4% 10/31/2029	4.15	1,300,000	1,292,840
US Treasury Notes 4% 11/15/2035	4.11 to 4.41	19,190,000	18,563,327
US Treasury Notes 4% 7/31/2029	3.83	260,000	258,793
US Treasury Notes 4.125% 10/31/2029	3.63	136,000	135,782
US Treasury Notes 4.125% 2/15/2036	4.11 to 4.62	5,010,000	4,887,881
US Treasury Notes 4.125% 3/31/2031	4.66 to 4.71	1,008,000	1,004,220
US Treasury Notes 4.125% 4/30/2033	4.19 to 4.49	6,920,000	6,844,313
US Treasury Notes 4.125% 6/15/2029	4.16	1,590,000	1,588,509
US Treasury Notes 4.125% 6/30/2028	4.15	5,870,000	5,867,019
US Treasury Notes 4.25% 11/15/2034	4.31	1,824,000	1,806,188
US Treasury Notes 4.25% 3/31/2033	4.13 to 4.17	17,280,000	17,226,000
US Treasury Notes 4.25% 5/31/2033	4.38	1,340,000	1,334,975
US Treasury Notes 4.25% 6/30/2029	4.11 to 4.12	4,440,000	4,450,565
US Treasury Notes 4.25% 8/15/2035	4.04 to 4.23	2,510,000	2,478,037
US Treasury Notes 4.375% 11/30/2028	4.15	3,230,000	3,244,888
US Treasury Notes 4.375% 5/15/2034	3.84	230,000	230,072
US Treasury Notes 4.625% 2/15/2035	4.27 to 4.31	1,176,000	1,194,736
US Treasury Notes 4.625% 9/30/2030	5.00	399,000	405,515
US Treasury Notes 4.75% 2/15/2045	4.61 to 4.99	8,450,000	8,265,486
US Treasury Notes Inflation-Indexed 1.875% 1/15/2036	2.25	409,952	398,122
TOTAL U.S. TREASURY OBLIGATIONS (Cost $405,542,364)			380,459,383

Money Market Funds - 10.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (w)	3.69	171,533,357	171,567,663
Fidelity Securities Lending Cash Central Fund (w)(x)	3.69	2,356,995	2,357,231
TOTAL MONEY MARKET FUNDS (Cost $173,919,685)			173,924,894

Purchased Swaptions - 0.1%
	Expiration Date	Notional Amount	Value ($)
Put Swaptions - 0.1%
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 4.34% and receive annually a floating rate based on US SOFR Index, expiring March 2041	3/2031	1,670,000	94,435
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 4.06% and receive annually a floating rate based on US SOFR Index, expiring June 2037	6/2027	1,100,000	27,356
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 3.95% and receive annually a floating rate based on US SOFR Index, expiring May 2035	4/2030	1,370,000	44,502
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 3.466% and receive annually a floating rate based on US SOFR Index, expiring April 2029	4/2027	5,480,000	64,906
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 3.7375% and receive annually a floating rate based on US SOFR Index, expiring September 2036	9/2026	1,520,000	40,232
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 4.01% and receive annually a floating rate based on US SOFR Index, expiring June 2028	6/2027	9,400,000	34,748
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 4.373% and receive annually a floating rate based on US SOFR Index, expiring March 2041	3/2031	1,550,000	86,042
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 4.01% and receive annually a floating rate based on US SOFR Index, expiring May 2035	5/2030	2,360,000	74,499
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 3.275% and receive annually a floating rate based on US SOFR Index, expiring March 2029	3/2028	9,760,000	77,991
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 4.442% and receive annually a floating rate based on US SOFR Index, expiring June 2041	6/2031	3,800,000	207,320
Option on an interest rate swap with Morgan Stanley Capital Services LLC to pay annually a fixed rate of 3.853% and receive annually a floating rate based on US SOFR Index, expiring September 2035	9/2030	1,800,000	63,348
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 4.025% and receive annually a floating rate based on US SOFR Index, expiring April 2035	4/2030	1,540,000	47,863
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 4.065% and receive annually a floating rate based on US SOFR Index, expiring May 2035	5/2030	590,000	18,005
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 3.85% and receive annually a floating rate based on US SOFR Index, expiring June 2029	6/2028	8,900,000	46,927
Option on an interest rate swap with Morgan Stanley Capital Services LLC to pay annually a fixed rate of 3.4725% and receive annually a floating rate based on US SOFR Index, expiring March 2029	3/2028	8,000,000	55,031
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 3.54% and receive a annually floating rate based on US SOFR Index, expiring April 2029	4/2027	11,500,000	124,722
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 3.565% and receive annually a floating rate based on US SOFR Index, expiring September 2036	9/2026	3,040,000	119,640
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 3.57% and receive annually a floating rate based on US SOFR Index, expiring April 2029	4/2027	6,000,000	62,966
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 3.521% and receive annually a floating rate based on US SOFR Index, expiring April 2029	4/2028	6,000,000	39,679
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 4.351% and receive annually a floating rate based on US SOFR Index, expiring April 2041	4/2031	1,530,000	85,409

TOTAL PURCHASED SWAPTIONS (Cost $1,324,457)			1,415,621

TOTAL INVESTMENT IN SECURITIES - 99.3% (Cost $1,664,019,305)	1,701,618,115
NET OTHER ASSETS (LIABILITIES) - 0.7%	13,473,550
NET ASSETS - 100.0%	1,715,091,665

TBA Sale Commitments
	Principal Amount (a)	Value ($)
U.S. Government Agency - Mortgage Securities
Uniform Mortgage Backed Securities 2% 7/1/2056	(750,000)	(598,535)
Uniform Mortgage Backed Securities 2.5% 7/1/2056	(4,100,000)	(3,424,942)
Uniform Mortgage Backed Securities 3% 7/1/2056	(7,300,000)	(6,366,399)
Uniform Mortgage Backed Securities 3.5% 7/1/2056	(5,600,000)	(5,083,531)
Uniform Mortgage Backed Securities 4% 7/1/2056	(525,000)	(490,485)
Uniform Mortgage Backed Securities 4% 8/1/2056	(525,000)	(490,157)
Uniform Mortgage Backed Securities 4.5% 7/1/2056	(7,200,000)	(6,900,470)

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES		(23,354,519)

TOTAL TBA SALE COMMITMENTS (Proceeds $23,339,615)		(23,354,519)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value and Unrealized Appreciation/ (Depreciation) ($)
LONG
CBOT 10Y US Treasury Notes Contracts (United States)	1,131	9/2026	124,127,250	669,930
CBOT 2Y US Treasury Notes Contracts (United States)	273	9/2026	56,263,594	(62,231)
CBOT 5Y US Treasury Notes Contracts (United States)	20	9/2026	2,139,531	4,661
CBOT US Treasury Ultra Bond Contracts (United States)	567	9/2026	65,523,938	1,686,638
Eurex Euro-Buxl Contracts (Germany)	22	9/2026	2,795,759	76,080
TOTAL LONG				2,375,078
SHORT
Eurex Euro-Bund Contracts (Germany)	(120)	9/2026	(17,459,842)	(223,218)
TOTAL FUTURES CONTRACTS				2,151,860

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) ($)

EUR	1,017,060	USD	1,160,720	Canadian Imperial Bank of Commerce	7/2026	1,373
USD	4,379,531	AUD	6,194,000	Barclays Bank PLC	7/2026	92,794
USD	16,805,080	CAD	23,440,000	Canadian Imperial Bank of Commerce	7/2026	261,970
USD	5,092,162	CHF	4,025,000	State Street Bank & Trust Co	7/2026	99,096
USD	85,243,644	EUR	73,315,000	Barclays Bank PLC	7/2026	1,401,392
USD	1,364,890	EUR	1,195,000	Canadian Imperial Bank of Commerce	7/2026	(1,699)
USD	3,225,573	EUR	2,807,000	JPMorgan Chase Bank NA	7/2026	15,518
USD	388,003	EUR	334,000	State Street Bank & Trust Co	7/2026	6,044
USD	14,217,327	GBP	10,587,000	State Street Bank & Trust Co	7/2026	174,405
USD	12,221,215	JPY	1,951,717,000	Royal Bank of Canada	7/2026	197,520
USD	1,693,792	SGD	2,165,000	State Street Bank & Trust Co	7/2026	17,878

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						2,266,291
Unrealized Appreciation						2,267,990
Unrealized Depreciation						(1,699)

Credit Default Swaps
Underlying Reference	Maturity Date	Clearinghouse / Counterparty(1)	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount(2)	Value ($)	Upfront Premium Received/ (Paid) ($)	Unrealized Appreciation/ (Depreciation) ($)
Buy Protection
5Y CDX EMIG CDSI Series 45 Index	6/2031	ICE	(1%)	Quarterly	2,440,000	(35,380)	15,348	(20,032)

(1)Swaps with Intercontinental Exchange (ICE) are centrally cleared swaps.
(2)Notional amount is stated in U.S. Dollars unless otherwise noted.
Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount(2)	Value ($)	Upfront Premium Received/ (Paid) ($)	Unrealized Appreciation/ (Depreciation) ($)
3.75%	Annual	U.S. SOFR Index(3)	Annual	LCH	9/2036	5,045,000	(116,239)	152,669	36,430
U.S. SOFR Index(3)	Annual	3%	Annual	LCH	9/2028	58,045,000	1,119,756	(1,131,865)	(12,109)
4%	Annual	U.S. SOFR Index(3)	Annual	LCH	9/2056	325,000	(10,476)	16,381	5,905
TOTAL INTEREST RATE SWAPS							993,041	(962,815)	30,226

(1)Swaps with LCH Clearnet Group (LCH) are centrally cleared swaps.
(2)Notional amount is stated in U.S. Dollars unless otherwise noted.
(3)Represents floating rate.
Currency Abbreviations
AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
EGP	-	Egyptian Pound
EUR	-	European Monetary Unit (Euro)
GBP	-	British Pound Sterling
HUF	-	Hungarian Forint
JPY	-	Japanese Yen
KZT	-	Kazakhstan Tenge
NGN	-	Nigerian Naira
RON	-	Romanian Leu
SGD	-	Singapore Dollar
TRY	-	New Turkish Lira
USD	-	United States Dollar

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $5,467,624.
(c)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared swaps. At period end, the value of securities pledged amounted to $836,710.
(d)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(f)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(g)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(h)	Level 3 security.
(i)	A coupon rate of 0% signifies an unsettled loan. The coupon rate will be determined upon settlement of the loan after period end.
(j)	Non-income producing - Security is in default.
(k)
Position or a portion of the position represents an unfunded loan commitment.  At period end, the total principal amount and market value of unfunded commitments totaled $116,071 and $118,368, respectively.

(l)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(m)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $455,465,351 or 26.6% of net assets.

(n)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $121,532,304 or 7.1% of net assets.

(o)	Zero coupon bond which is issued at a discount.
(p)	Non-income producing.
(q)	Security or a portion of the security is on loan at period end.
(r)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,471 or 0.0% of net assets.

(s)	A portion of the security sold on a delayed delivery basis.
(t)	Security is perpetual in nature with no stated maturity date.
(u)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(v)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(w)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(x)	Investment made with cash collateral received from securities on loan.
Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
New Cotai LLC / New Cotai Capital Corp	9/11/2020	1,223,948

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	139,811,288	251,257,399	219,501,238	2,869,174	(281)	495	171,567,663	171,533,357	0.3%
Fidelity Floating Rate Central Fund	105,930,830	7,916,177	2,392,626	3,997,140	(210,834)	(1,487,522)	109,756,025	1,166,376	5.7%
Fidelity Securities Lending Cash Central Fund	5,924,256	140,202,792	143,769,817	8,720	-	-	2,357,231	2,356,995	0.0%
Total	251,666,374	399,376,368	365,663,681	6,875,034	(211,115)	(1,487,027)	283,680,919

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of June 30, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Asset-Backed Securities	2,147,654	-	2,147,654	-

Bank Loan Obligations
Communication Services	4,044,522	-	4,003,356	41,166
Consumer Discretionary	7,948,995	-	7,656,168	292,827
Consumer Staples	351,866	-	351,866	-
Energy	2,200,943	-	2,164,751	36,192
Financials	8,716,607	-	8,245,409	471,198
Health Care	3,691,958	-	3,691,958	-
Industrials	8,978,294	-	8,978,294	-
Information Technology	14,240,698	-	14,240,698	-
Materials	9,925,692	-	9,925,692	-

Collateralized Mortgage Obligations	19,064,241	-	19,064,241	-

Commercial Mortgage Securities	35,983,135	-	35,983,135	-

Common Stocks
Communication Services	10,787,767	9,978,412	-	809,355
Consumer Discretionary	1,404,225	1,125,224	276,530	2,471
Consumer Staples	1,268,636	1,268,636	-	-
Energy	1,316,991	118,314	-	1,198,677
Financials	13,788,283	13,788,125	-	158
Health Care	806,572	806,572	-	-
Industrials	43,487,673	43,096,101	391,572	-
Information Technology	53,121,760	52,944,752	-	177,008
Materials	2,110,201	2,092,868	-	17,333
Utilities	4,861,537	4,861,334	-	203

Convertible Corporate Bonds
Consumer Discretionary	227,119	-	-	227,119
Financials	349,440	-	349,440	-

Convertible Preferred Stocks
Financials	11,369,089	-	3,686,272	7,682,817
Materials	616,421	-	616,421	-

Fixed-Income Funds	129,280,373	129,280,373	-	-

Foreign Government and Government Agency Obligations	259,700,661	-	259,700,661	-

Non-Convertible Corporate Bonds
Communication Services	58,448,576	-	58,448,576	-
Consumer Discretionary	46,043,306	-	46,043,306	-
Consumer Staples	22,279,992	-	22,279,992	-
Energy	81,170,338	-	81,170,338	-
Financials	43,848,819	-	43,848,819	-
Health Care	22,497,604	-	22,497,604	-
Industrials	53,540,930	-	53,540,930	-
Information Technology	19,723,305	-	19,723,305	-
Materials	45,602,883	-	45,519,090	83,793
Real Estate	17,860,262	-	17,860,262	-
Utilities	24,848,491	-	24,843,829	4,662

Non-Convertible Preferred Stocks
Energy	232,393	-	232,393	-
Information Technology	4,342,060	4,342,060	-	-

Preferred Securities
Communication Services	813,928	-	813,928	-
Consumer Staples	710,553	-	710,553	-
Energy	5,929,902	-	5,929,902	-
Financials	27,825,260	-	25,631,803	2,193,457
Materials	1,858,629	-	1,858,629	-
Utilities	115,074	-	115,074	-

U.S. Government Agency - Mortgage Securities	8,908,385	-	8,908,385	-

U.S. Government Agency Obligations
Financials	6,989,856	-	6,989,856	-
Utilities	436,318	-	436,318	-

U.S. Treasury Obligations	380,459,383	-	380,459,383	-

Money Market Funds	173,924,894	173,924,894	-	-

Purchased Swaptions	1,415,621	-	1,415,621	-
Total Investments in Securities:	1,701,618,115	437,627,665	1,250,752,014	13,238,436
Derivative Instruments:

Assets
Futures Contracts	2,437,309	2,437,309	-	-
Forward Foreign Currency Contracts	2,267,990	-	2,267,990	-
Swaps	1,119,756	-	1,119,756	-
Total Assets	5,825,055	2,437,309	3,387,746	-

Liabilities
Futures Contracts	(285,449)	(285,449)	-	-
Forward Foreign Currency Contracts	(1,699)	-	(1,699)	-
Swaps	(162,095)	-	(162,095)	-
Total Liabilities	(449,243)	(285,449)	(163,794)	-
Total Derivative Instruments:	5,375,812	2,151,860	3,223,952	-
Other Financial Instruments:

TBA Sale Commitments	(23,354,519)	-	(23,354,519)	-
Total Other Financial Instruments:	(23,354,519)	-	(23,354,519)	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2026. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Credit Risk
Swaps (a)	-	(35,380)
Total Credit Risk	-	(35,380)
Foreign Exchange Risk
Forward Foreign Currency Contracts (b)	2,267,990	(1,699)
Total Foreign Exchange Risk	2,267,990	(1,699)
Interest Rate Risk
Futures Contracts (c)	2,437,309	(285,449)
Purchased Swaptions (d)	1,415,621	-
Swaps (a)	1,119,756	(126,715)
Total Interest Rate Risk	4,972,686	(412,164)
Total Value of Derivatives	7,240,676	(449,243)

(a)For centrally cleared swaps, reflects gross value as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin for centrally cleared swaps is included in receivable or payable for daily variation margin on centrally cleared swaps, and the net cumulative appreciation (depreciation) for centrally cleared swaps is included in Total accumulated earnings (loss).
(b)Gross value is presented in the Statement of Assets and Liabilities in the unrealized appreciation/depreciation on forward foreign currency contracts line-item(s).
(c)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
(d)Gross value is included in the Statement of Assets and Liabilities in the investments in securities, at value line-item.
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of June 30, 2026 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $2,672,116) - See accompanying schedule:
Unaffiliated issuers (cost $1,376,558,213)	$1,417,937,196
Fidelity Central Funds (cost $287,461,092)	283,680,919

Total Investment in Securities (cost $1,664,019,305)		$1,701,618,115
Segregated cash with brokers for derivative instruments		450,039
Cash		1,122,850
Foreign currency held at value (cost $193,022)		192,116
Receivable for investments sold
Regular delivery		5,423,992
Delayed delivery		489,134
Receivable for TBA sale commitments		23,339,615
Unrealized appreciation on forward foreign currency contracts		2,267,990
Receivable for fund shares sold		780,704
Dividends receivable		219,260
Interest receivable		15,556,901
Distributions receivable from Fidelity Central Funds		514,455
Receivable for daily variation margin on centrally cleared swaps		26,727
Total assets		1,752,001,898
Liabilities
Payable for investments purchased
Regular delivery	$6,560,505
Delayed delivery	1,707,738
TBA sale commitments, at value	23,354,519
Unrealized depreciation on forward foreign currency contracts	1,699
Payable for fund shares redeemed	494,799
Accrued management fee	895,259
Distribution and service plan fees payable	158,342
Payable for variation margin on futures contracts	1,290,254
Other payables and accrued expenses	90,668
Collateral on securities loaned	2,356,450
Total liabilities		36,910,233
Net Assets		$1,715,091,665
Net Assets consist of:
Paid in capital		$1,682,557,010
Total accumulated earnings (loss)		32,534,655
Net Assets		$1,715,091,665

Net Asset Value and Maximum Offering Price
Initial Class :
Net Asset Value, offering price and redemption price per share ($97,466,917 ÷ 8,484,722 shares)		$11.49
Service Class :
Net Asset Value, offering price and redemption price per share ($1,835,297 ÷ 160,297 shares)		$11.45
Service Class 2 :
Net Asset Value, offering price and redemption price per share ($768,117,496 ÷ 67,920,219 shares)		$11.31
Investor Class :
Net Asset Value, offering price and redemption price per share ($847,671,955 ÷ 74,130,563 shares)		$11.43
Statement of Operations
Six months ended June 30, 2026 (Unaudited)
Investment Income
Dividends		$2,106,602
Interest		32,005,915
Income from Fidelity Central Funds (including $8,720 from security lending)		6,875,034
Security lending		406
Total income		40,987,957
Expenses
Management fee	$5,281,318
Distribution and service plan fees	920,717
Custodian fees and expenses	21,154
Independent trustees' fees and expenses	1,649
Registration fees	635
Audit fees	56,649
Legal	6,724
Miscellaneous	10,679
Total expenses before reductions	6,299,525
Expense reductions	(29,137)
Total expenses after reductions		6,270,388
Net Investment income (loss)		34,717,569
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	19,826,130
Fidelity Central Funds	(211,115)
Forward foreign currency contracts	1,188,259
Foreign currency transactions	191,343
Futures contracts	(6,693,017)
Swaps	1,016,745
Total net realized gain (loss)		15,318,345
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $430)	1,897,965
Fidelity Central Funds	(1,487,027)
Forward foreign currency contracts	3,333,469
Assets and liabilities in foreign currencies	(45,379)
Futures contracts	3,692,934
Swaps	86,890
TBA sale commitments	(49,694)
Total change in net unrealized appreciation (depreciation)		7,429,158
Net gain (loss)		22,747,503
Net increase (decrease) in net assets resulting from operations		$57,465,072
Statement of Changes in Net Assets

	Six months ended June 30, 2026 (Unaudited)	Year ended December 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$34,717,569	$66,535,693
Net realized gain (loss)	15,318,345	1,446,504
Change in net unrealized appreciation (depreciation)	7,429,158	62,654,242
Net increase (decrease) in net assets resulting from operations	57,465,072	130,636,439
Distributions to shareholders	(20,351,109)	(59,020,540)

Share transactions - net increase (decrease)	34,972,296	62,595,620
Total increase (decrease) in net assets	72,086,259	134,211,519

Net Assets
Beginning of period	1,643,005,406	1,508,793,887
End of period	$1,715,091,665	$1,643,005,406

Financial Highlights
VIP Strategic Income Portfolio Initial Class

	Six months ended June 30, 2026 (Unaudited)	Years ended December 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$11.23	$10.72	$10.48	$10.02	$11.74	$11.81
Income from Investment Operations
Net investment income (loss) A,B	.242	.485	.498	.475	.377	.327
Net realized and unrealized gain (loss)	.156	.456	.146	.460	(1.690)	.113
Total from investment operations	.398	.941	.644	.935	(1.313)	.440
Distributions from net investment income	(.138)	(.431)	(.404)	(.475)	(.380)	(.320)
Distributions from net realized gain	-	-	-	-	(.011)	(.190)
Distributions from tax return of capital	-	-	-	-	(.016)	-
Total distributions	(.138)	(.431)	(.404)	(.475)	(.407)	(.510)
Net asset value, end of period	$11.49	$11.23	$10.72	$10.48	$10.02	$11.74
Total Return C,D,E	3.58%	8.85%	6.08%	9.41%	(11.26)%	3.74%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.63% H	.63%	.64%	.67%	.67%	.66%
Expenses net of fee waivers, if any	.63 % H	.63%	.64%	.67%	.66%	.66%
Expenses net of all reductions, if any	.63% H	.63%	.64%	.66%	.66%	.66%
Net investment income (loss)	4.31% H	4.38%	4.61%	4.59%	3.52%	2.72%
Supplemental Data
Net assets, end of period (000 omitted)	$97,467	$94,286	$83,381	$76,209	$71,244	$84,605
Portfolio turnover rate I	139 % H	76%	77%	78%	75%	103%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Strategic Income Portfolio Service Class

	Six months ended June 30, 2026 (Unaudited)	Years ended December 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$11.20	$10.69	$10.47	$10.00	$11.73	$11.81
Income from Investment Operations
Net investment income (loss) A,B	.235	.472	.486	.464	.356	.315
Net realized and unrealized gain (loss)	.154	.461	.135	.470	(1.682)	.105
Total from investment operations	.389	.933	.621	.934	(1.326)	.420
Distributions from net investment income	(.139)	(.423)	(.401)	(.464)	(.377)	(.310)
Distributions from net realized gain	-	-	-	-	(.011)	(.190)
Distributions from tax return of capital	-	-	-	-	(.016)	-
Total distributions	(.139)	(.423)	(.401)	(.464)	(.404)	(.500)
Net asset value, end of period	$11.45	$11.20	$10.69	$10.47	$10.00	$11.73
Total Return C,D,E	3.51%	8.79%	5.86%	9.42%	(11.38)%	3.57%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.73% H	.73%	.75%	.77%	.77%	.76%
Expenses net of fee waivers, if any	.73 % H	.73%	.75%	.77%	.76%	.76%
Expenses net of all reductions, if any	.73% H	.73%	.75%	.76%	.76%	.76%
Net investment income (loss)	4.21% H	4.28%	4.50%	4.49%	3.42%	2.62%
Supplemental Data
Net assets, end of period (000 omitted)	$1,835	$1,709	$896	$1,356	$1,446	$502
Portfolio turnover rate I	139 % H	76%	77%	78%	75%	103%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Strategic Income Portfolio Service Class 2

	Six months ended June 30, 2026 (Unaudited)	Years ended December 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$11.07	$10.57	$10.35	$9.90	$11.61	$11.69
Income from Investment Operations
Net investment income (loss) A,B	.224	.450	.464	.443	.346	.293
Net realized and unrealized gain (loss)	.153	.450	.141	.458	(1.675)	.108
Total from investment operations	.377	.900	.605	.901	(1.329)	.401
Distributions from net investment income	(.137)	(.400)	(.385)	(.451)	(.355)	(.292)
Distributions from net realized gain	-	-	-	-	(.011)	(.189)
Distributions from tax return of capital	-	-	-	-	(.015)	-
Total distributions	(.137)	(.400)	(.385)	(.451)	(.381)	(.481)
Net asset value, end of period	$11.31	$11.07	$10.57	$10.35	$9.90	$11.61
Total Return C,D,E	3.44%	8.58%	5.78%	9.18%	(11.52)%	3.44%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.88% H	.88%	.90%	.92%	.92%	.91%
Expenses net of fee waivers, if any	.88 % H	.88%	.89%	.92%	.91%	.91%
Expenses net of all reductions, if any	.88% H	.88%	.89%	.91%	.91%	.91%
Net investment income (loss)	4.06% H	4.13%	4.36%	4.34%	3.27%	2.47%
Supplemental Data
Net assets, end of period (000 omitted)	$768,117	$713,625	$639,058	$562,099	$507,410	$619,208
Portfolio turnover rate I	139 % H	76%	77%	78%	75%	103%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Strategic Income Portfolio Investor Class

	Six months ended June 30, 2026 (Unaudited)	Years ended December 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$11.18	$10.67	$10.44	$9.98	$11.70	$11.77
Income from Investment Operations
Net investment income (loss) A,B	.239	.478	.492	.470	.372	.322
Net realized and unrealized gain (loss)	.149	.456	.138	.462	(1.689)	.114
Total from investment operations	.388	.934	.630	.932	(1.317)	.436
Distributions from net investment income	(.138)	(.424)	(.400)	(.472)	(.376)	(.316)
Distributions from net realized gain	-	-	-	-	(.011)	(.190)
Distributions from tax return of capital	-	-	-	-	(.016)	-
Total distributions	(.138)	(.424)	(.400)	(.472)	(.403)	(.506)
Net asset value, end of period	$11.43	$11.18	$10.67	$10.44	$9.98	$11.70
Total Return C,D,E	3.50%	8.82%	5.97%	9.42%	(11.33)%	3.72%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.67% H	.67%	.68%	.70%	.70%	.69%
Expenses net of fee waivers, if any	.67 % H	.67%	.67%	.70%	.70%	.69%
Expenses net of all reductions, if any	.66% H	.67%	.67%	.70%	.70%	.69%
Net investment income (loss)	4.27% H	4.34%	4.58%	4.56%	3.49%	2.69%
Supplemental Data
Net assets, end of period (000 omitted)	$847,672	$833,386	$785,459	$777,810	$797,276	$986,699
Portfolio turnover rate I	139 % H	76%	77%	78%	75%	103%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended June 30, 2026

1. Organization.
VIP Strategic Income Portfolio (the Fund) is a fund of Variable Insurance Products Fund V (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Floating Rate Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Foreign Securities Loans & Direct Debt Instruments Restricted Securities Delayed Delivery	Less than .005%
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the investing fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's portfolio management team, part of the investment adviser, serves as the chief operating decision maker (CODM) and directs the Fund's investments in accordance with its investment objective and policies, with support from others responsible for oversight functions. The information reviewed by the CODM is consistent with the Fund's financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, bank loan obligations, foreign government and government agency obligations, preferred securities and U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

The U.S. dollar value of forward foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using service or broker-supplied valuations and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2026 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Realized gains and losses on foreign currency transactions arise from the disposition of foreign currency, realized changes in the value of foreign currency between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized gains and losses on assets and liabilities in foreign currencies arise from changes in the value of foreign currency, and from assets and liabilities denominated in foreign currencies, other than investments, which are held at period end.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Paid in Kind (PIK) income is recorded at the fair market value of the securities received. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends and interest, as applicable. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets and Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, swaps, foreign currency transactions, defaulted bonds, market discount, partnerships, capital loss carryforwards, losses deferred due to wash sales and futures transactions.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$110,784,864
Gross unrealized depreciation	(61,828,307)
Net unrealized appreciation (depreciation)	$48,956,557
Tax cost	$1,657,074,999

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(29,581,188)
Long-term	(35,185,637)
Total capital loss carryforward	$(64,766,825)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. TBA securities involve buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. Funds may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or a fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to a fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Schedule of Investments under the caption "TBA Sale Commitments." The value of these commitments and proceeds to be received at contractual settlement date are reflected in the Statement of Assets and Liabilities as "TBA sale commitments, at value" and "Receivable for TBA sale commitments," respectively. A fund realizes a gain or loss on settlement, either through the acquisition of an offsetting TBA purchase commitment on or before the sale commitment date, or by delivery of the securities under the commitment.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Loans and Other Direct Debt Instruments. Direct debt instruments are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate a fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment, participation, or may be made directly to a borrower. Such instruments are presented in the Bank Loan Obligations section in the Schedule of Investments. Certain funds may also invest in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Schedule of Investments, if applicable.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts, forward foreign currency contracts, options and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns, to gain exposure to certain types of assets, to facilitate transactions in foreign-denominated securities and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to a fund.
Foreign Exchange Risk	Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as forward foreign currency contracts, options and bi-lateral swaps, a fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives a fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, a fund receives collateral in the form of cash or securities once net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the custodian bank in accordance with the collateral agreements entered into between a fund, the counterparty and the custodian bank. A fund could experience delays and costs in gaining access to the collateral even though it is held by the custodian bank. The maximum risk of loss to a fund from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to a fund. For OTC written options with upfront premiums received, a fund is obligated to perform and therefore does not have counterparty risk. For OTC written options with premiums to be received at a future date, the maximum risk of loss from counterparty credit risk is the amount of the premium in excess of any collateral pledged by the counterparty. A fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)($)	Change in Net Unrealized Appreciation (Depreciation)($)
VIP Strategic Income Portfolio
Credit Risk
Swaps	9,350	(16,968)
Total Credit Risk	9,350	(16,968)
Foreign Exchange Risk
Forward Foreign Currency Contracts	1,188,259	3,333,469
Total Foreign Exchange Risk	1,188,259	3,333,469
Interest Rate Risk
Futures Contracts	(6,693,017)	3,692,934
Purchased Options	(232,592)	342,835
Swaps	1,007,395	103,858
Total Interest Rate Risk	(5,918,214)	4,139,627
Totals	(4,720,605)	7,456,128

If there are any open positions at period end, a summary of the value of derivatives by primary risk exposure is included at the end of the Schedule of Investments.

Forward Foreign Currency Contracts. Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Forward foreign currency contracts were used to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Forward foreign currency contracts are valued daily and fluctuations in exchange rates on open contracts are recorded as unrealized appreciation or (depreciation) and reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When the contract is closed, a gain or loss is realized equal to the difference between the closing value and the value at the time it was opened. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on forward foreign currency contracts during the period is presented in the Statement of Operations.

Any open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end, and is representative of volume of activity during the period.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily. Subsequent payments from or to a fund are made as needed depending on the fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period, unless an average notional amount is presented in the table below.

Average Notional Amount ($)
VIP Strategic Income Portfolio	249,074,075

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. OTC options, such as swaptions, which are options where the underlying instrument is a swap, were used to manage exposure to fluctuations in interest rates.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed, a gain or loss is realized depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included in the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable, and are representative of volume of activity during the period.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap. A centrally cleared swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in total accumulated earnings (loss) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Centrally cleared swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented in segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities. Centrally cleared swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin on centrally cleared swaps in the Statement of Assets and Liabilities. Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in total accumulated earnings (loss) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

For both bi-lateral and centrally cleared swaps, payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps", and are representative of volume of activity during the period.

Credit Default Swaps. Credit default swaps enable a fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. A fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, a fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, a fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where a fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. A fund enters into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
VIP Strategic Income Portfolio	601,368,350	646,433,402
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

The Fund's management contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Initial Class	.63
Service Class	.63
Service Class 2.63
Investor Class	.66

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Initial Class	.62
Service Class	.62
Service Class 2.62
Investor Class	.66

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets. For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services, were as follows:

Service Class	$877
Service Class 2	919,840
$920,717
Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
VIP Strategic Income Portfolio	100

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
VIP Strategic Income Portfolio	516,151	4,462,849	3,003,904
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.

Amount ($)
VIP Strategic Income Portfolio	1,040
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. For cash collateral, securities lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received and is presented in the Statement of Operations as a component of income from Fidelity Central Funds. For non-cash collateral, securities lending income represents fees received from borrowers as compensation for the securities loaned and is presented in the Statement of Operations in security lending. Securities lending income is reduced by any lending agent fees associated with the loan. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
VIP Strategic Income Portfolio	994	-	-

At period end, the value of any non-cash collateral is presented below. Non-cash collateral is held by a third-party bank for the benefit of a fund and the borrower. A fund is not permitted to sell or re-pledge non-cash collateral except in the event of borrower default, and therefore it is not included in the Schedule of Investments or Statement of Assets and Liabilities.

Amount ($)
VIP Strategic Income Portfolio	337,339
9. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $29,137.
10. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2026	Year ended December 31, 2025
VIP Strategic Income Portfolio
Distributions to shareholders
Initial Class	$1,153,947	$3,490,577
Service Class	21,148	58,291
Service Class 2	8,879,451	24,726,681
Investor Class	10,296,563	30,744,991
Total	$20,351,109	$59,020,540
11. Share Transactions.
Transactions for each class of shares were as follows and may contain in-kind transactions:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2026	Year ended December 31, 2025	Six months ended June 30, 2026	Year ended December 31, 2025
VIP Strategic Income Portfolio
Initial Class
Shares sold	662,063	1,654,900	$7,477,361	$18,275,376
Reinvestment of distributions	103,123	314,098	1,153,947	3,490,577
Shares redeemed	(677,078)	(1,352,463)	(7,636,324)	(14,854,653)
Net increase (decrease)	88,108	616,535	$994,984	$6,911,300
Service Class
Shares sold	46,635	120,703	$525,799	$1,339,961
Reinvestment of distributions	1,627	4,423	18,155	49,180
Shares redeemed	(40,551)	(56,354)	(457,519)	(627,046)
Net increase (decrease)	7,711	68,772	$86,435	$762,095
Service Class 2
Shares sold	6,208,706	9,982,290	$69,239,116	$109,278,413
Reinvestment of distributions	805,027	2,257,885	8,879,451	24,726,681
Shares redeemed	(3,560,303)	(8,245,384)	(39,576,946)	(90,226,231)
Net increase (decrease)	3,453,430	3,994,791	$38,541,621	$43,778,863
Investor Class
Shares sold	1,754,775	4,177,273	$19,787,093	$46,151,058
Reinvestment of distributions	924,288	2,779,987	10,296,563	30,744,991
Shares redeemed	(3,087,985)	(6,031,256)	(34,734,400)	(65,752,687)
Net increase (decrease)	(408,922)	926,004	$(4,650,744)	$11,143,362
12. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% and certain otherwise unaffiliated shareholders were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %	Number of Unaffiliated Shareholders	Unaffiliated Shareholders %
VIP Strategic Income Portfolio	52	1	14
13. Credit Risk.
The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.
14. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.803539.122
VIPSI-SANN-0826
Fidelity® Variable Insurance Products:

VIP Investor Freedom Retirement Portfolio℠
VIP Investor Freedom 2010 Portfolio℠
VIP Investor Freedom 2015 Portfolio℠
VIP Investor Freedom 2020 Portfolio℠
VIP Investor Freedom 2025 Portfolio℠
VIP Investor Freedom 2030 Portfolio℠
VIP Investor Freedom 2035 Portfolio℠
VIP Investor Freedom 2040 Portfolio℠
VIP Investor Freedom 2045 Portfolio℠
VIP Investor Freedom 2050 Portfolio℠

(VIP Investor Freedom Retirement Portfolio℠ formerly VIP Investor Freedom Income Portfolio℠)

Semi-Annual Report
June 30, 2026

Contents

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
VIP Investor Freedom Retirement Portfolio℠
VIP Investor Freedom 2010 Portfolio℠
VIP Investor Freedom 2015 Portfolio℠
VIP Investor Freedom 2020 Portfolio℠
VIP Investor Freedom 2025 Portfolio℠
VIP Investor Freedom 2030 Portfolio℠
VIP Investor Freedom 2035 Portfolio℠
VIP Investor Freedom 2040 Portfolio℠
VIP Investor Freedom 2045 Portfolio℠
VIP Investor Freedom 2050 Portfolio℠
Notes to Financial Statements
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Item 9: Proxy Disclosures for Open-End Management Investment Companies
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Funds nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
VIP Investor Freedom Retirement Portfolio℠
Schedule of Investments June 30, 2026 (Unaudited)
Showing Percentage of Net Assets
Bond Funds - 57.4%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	1,256,554	11,597,990
Fidelity International Bond Index Fund (a)	360,500	3,331,020
Fidelity Long-Term Treasury Bond Index Fund (a)	231,406	2,124,309
VIP High Income Portfolio - Investor Class (a)	180,937	902,874
VIP Investment Grade Bond II Portfolio - Investor Class (a)	2,618,099	24,950,484
TOTAL BOND FUNDS (Cost $44,283,309)		42,906,677

Domestic Equity Funds - 16.4%
	Shares	Value ($)
Fidelity Commodity Strategy Fund (a)	13,100	1,470,584
VIP Contrafund Portfolio - Investor Class (a)	29,426	1,907,374
VIP Equity Income Portfolio - Investor Class (a)	47,780	1,524,194
VIP Growth & Income Portfolio - Investor Class (a)	59,015	2,103,884
VIP Growth Portfolio - Investor Class (a)	28,992	3,170,222
VIP Mid Cap Portfolio - Investor Class (a)	10,219	483,877
VIP Value Portfolio - Investor Class (a)	47,608	1,068,314
VIP Value Strategies Portfolio - Investor Class (a)	26,782	529,749
TOTAL DOMESTIC EQUITY FUNDS (Cost $7,999,476)		12,258,198

International Equity Funds - 15.9%
	Shares	Value ($)
VIP Emerging Markets Portfolio - Investor Class (a)	230,007	4,590,931
VIP Overseas Portfolio - Investor Class (a)	250,887	7,318,369
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $6,555,353)		11,909,300

Money Market Funds - 10.3%
	Yield (%)	Shares	Value ($)
VIP Government Money Market Portfolio - Investor Class (a)(b) (Cost $7,663,454)	3.45	7,663,454	7,663,454

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $66,501,592)	74,737,629
NET OTHER ASSETS (LIABILITIES) - 0.0%	0
NET ASSETS - 100.0%	74,737,629

Legend

(a)	Affiliated fund.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Commodity Strategy Fund	895,729	929,664	443,002	-	(2,808)	91,001	1,470,584	13,100
Fidelity Inflation-Protected Bond Index Fund	12,008,340	874,121	1,424,305	1,249	(31,987)	171,821	11,597,990	1,256,554
Fidelity International Bond Index Fund	2,751,172	847,837	291,309	23,842	(5,405)	28,725	3,331,020	360,500
Fidelity Long-Term Treasury Bond Index Fund	2,274,922	1,135,351	1,273,349	29,375	(157,579)	144,964	2,124,309	231,406
VIP Contrafund Portfolio - Investor Class	1,476,231	434,591	175,139	16,248	3,721	167,970	1,907,374	29,426
VIP Emerging Markets Portfolio - Investor Class	3,013,737	1,274,006	631,777	52,888	60,446	874,519	4,590,931	230,007
VIP Equity Income Portfolio - Investor Class	1,197,171	400,454	192,526	10,881	2,411	116,684	1,524,194	47,780
VIP Government Money Market Portfolio - Investor Class	11,014,767	680,587	4,031,900	161,211	-	-	7,663,454	7,663,454
VIP Growth & Income Portfolio - Investor Class	1,643,246	548,085	229,355	20,119	4,620	137,288	2,103,884	59,015
VIP Growth Portfolio - Investor Class	2,448,914	751,173	412,511	-	3,069	379,577	3,170,222	28,992
VIP High Income Portfolio - Investor Class	939,763	44,757	109,476	-	(2,787)	30,617	902,874	180,937
VIP Investment Grade Bond II Portfolio - Investor Class	29,535,069	545,544	5,311,067	9,182	(231,665)	412,603	24,950,484	2,618,099
VIP Mid Cap Portfolio - Investor Class	375,652	54,479	54,609	2,848	3,955	104,400	483,877	10,219
VIP Overseas Portfolio - Investor Class	6,608,256	1,908,669	1,698,763	107,039	19,343	480,864	7,318,369	250,887
VIP Value Portfolio - Investor Class	836,035	187,982	102,140	9,348	2,081	144,356	1,068,314	47,608
VIP Value Strategies Portfolio - Investor Class	414,368	68,024	61,101	-	3,654	104,804	529,749	26,782
	77,433,372	10,685,324	16,442,329	444,230	(328,931)	3,390,193	74,737,629

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	42,906,677	42,906,677	-	-

Domestic Equity Funds	12,258,198	12,258,198	-	-

International Equity Funds	11,909,300	11,909,300	-	-

Money Market Funds	7,663,454	7,663,454	-	-
Total Investments in Securities:	74,737,629	74,737,629	-	-
VIP Investor Freedom Retirement Portfolio℠
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of June 30, 2026 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $66,501,592)	$74,737,629

Total Investment in Securities (cost $66,501,592)		$74,737,629
Receivable for investments sold		2,250,196
Total assets		76,987,825
Liabilities
Payable for investments purchased	$2,249,796
Payable for fund shares redeemed	400
Total liabilities		2,250,196
Net Assets		$74,737,629
Net Assets consist of:
Paid in capital		$67,534,275
Total accumulated earnings (loss)		7,203,354
Net Assets		$74,737,629
Net Asset Value, offering price and redemption price per share ($74,737,629 ÷ 6,214,337 shares)		$12.03
Statement of Operations
Six months ended June 30, 2026 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$225,271
Expenses
Independent trustees' fees and expenses	$76
Total expenses		76
Net Investment income (loss)		225,195
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(328,931)
Capital gain distributions from underlying funds:
Affiliated issuers	218,959
Total net realized gain (loss)		(109,972)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	3,390,193
Total change in net unrealized appreciation (depreciation)		3,390,193
Net gain (loss)		3,280,221
Net increase (decrease) in net assets resulting from operations		$3,505,416
Statement of Changes in Net Assets

	Six months ended June 30, 2026 (Unaudited)	Year ended December 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$225,195	$2,645,413
Net realized gain (loss)	(109,972)	1,690,012
Change in net unrealized appreciation (depreciation)	3,390,193	2,724,635
Net increase (decrease) in net assets resulting from operations	3,505,416	7,060,060
Distributions to shareholders	(322,170)	(2,640,697)

Share transactions
Proceeds from sales of shares	1,392,580	3,676,577
Reinvestment of distributions	322,170	2,640,697
Cost of shares redeemed	(7,593,740)	(9,807,639)

Net increase (decrease) in net assets resulting from share transactions	(5,878,990)	(3,490,365)
Total increase (decrease) in net assets	(2,695,744)	928,998

Net Assets
Beginning of period	77,433,373	76,504,375
End of period	$74,737,629	$77,433,373

Other Information
Shares
Sold	118,526	317,364
Issued in reinvestment of distributions	27,559	231,220
Redeemed	(645,479)	(858,576)
Net increase (decrease)	(499,394)	(309,992)

Financial Highlights
VIP Investor Freedom Retirement Portfolio℠

	Six months ended June 30, 2026 (Unaudited)	Years ended December 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$11.53	$10.89	$10.85	$10.52	$12.62	$12.68
Income from Investment Operations
Net investment income (loss) A,B	.03	.39	.41	.36	.27	.24
Net realized and unrealized gain (loss)	.52	.65	.06	.46	(1.74)	.17
Total from investment operations	.55	1.04	.47	.82	(1.47)	.41
Distributions from net investment income	(.05)	(.40)	(.42)	(.49)	(.25)	(.13)
Distributions from net realized gain	- C	(.01)	(.01)	-	(.38)	(.34)
Total distributions	(.05)	(.40) D	(.43)	(.49)	(.63)	(.47)
Net asset value, end of period	$12.03	$11.53	$10.89	$10.85	$10.52	$12.62
Total Return E,F,G	4.77%	9.63%	4.31%	7.88%	(12.03)%	3.28%
Ratios to Average Net Assets B,H,I
Expenses before reductions J	-% K	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any J	- % K	-%	-%	-%	-%	-%
Expenses net of all reductions, if any J	-% K	-%	-%	-%	-%	-%
Net investment income (loss)	.59% K	3.44%	3.72%	3.36%	2.44%	1.88%
Supplemental Data
Net assets, end of period (000 omitted)	$74,738	$77,433	$76,504	$63,367	$72,948	$102,427
Portfolio turnover rate L	28 % K	30%	25% M	20%	65%	27%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAmount represents less than .005%.
KAnnualized.
LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
MThe portfolio turnover rate does not include the assets acquired in the reorganization.
VIP Investor Freedom 2010 Portfolio℠
Schedule of Investments June 30, 2026 (Unaudited)
Showing Percentage of Net Assets
Bond Funds - 57.1%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	847,676	7,824,047
Fidelity International Bond Index Fund (a)	250,212	2,311,961
Fidelity Long-Term Treasury Bond Index Fund (a)	171,011	1,569,883
VIP High Income Portfolio - Investor Class (a)	125,028	623,887
VIP Investment Grade Bond II Portfolio - Investor Class (a)	1,798,957	17,144,060
TOTAL BOND FUNDS (Cost $30,339,554)		29,473,838

Domestic Equity Funds - 17.6%
	Shares	Value ($)
Fidelity Commodity Strategy Fund (a)	8,357	938,181
VIP Contrafund Portfolio - Investor Class (a)	22,196	1,438,723
VIP Equity Income Portfolio - Investor Class (a)	36,034	1,149,480
VIP Growth & Income Portfolio - Investor Class (a)	44,509	1,586,746
VIP Growth Portfolio - Investor Class (a)	21,869	2,391,367
VIP Mid Cap Portfolio - Investor Class (a)	7,708	364,953
VIP Value Portfolio - Investor Class (a)	35,904	805,677
VIP Value Strategies Portfolio - Investor Class (a)	20,198	399,512
TOTAL DOMESTIC EQUITY FUNDS (Cost $5,029,402)		9,074,639

International Equity Funds - 16.8%
	Shares	Value ($)
VIP Emerging Markets Portfolio - Investor Class (a)	166,584	3,325,022
VIP Overseas Portfolio - Investor Class (a)	183,918	5,364,885
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $4,962,185)		8,689,907

Money Market Funds - 8.5%
	Yield (%)	Shares	Value ($)
VIP Government Money Market Portfolio - Investor Class (a)(b) (Cost $4,416,567)	3.45	4,416,567	4,416,567

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $44,747,708)	51,654,951
NET OTHER ASSETS (LIABILITIES) - 0.0%	1
NET ASSETS - 100.0%	51,654,952

Legend

(a)	Affiliated fund.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Commodity Strategy Fund	555,947	583,908	256,864	-	(1,905)	57,095	938,181	8,357
Fidelity Inflation-Protected Bond Index Fund	7,646,435	589,483	501,634	817	(11,526)	101,290	7,824,047	847,676
Fidelity International Bond Index Fund	1,866,419	508,956	79,476	16,285	(611)	16,673	2,311,961	250,212
Fidelity Long-Term Treasury Bond Index Fund	1,607,910	765,210	793,322	22,020	(106,803)	96,888	1,569,883	171,011
VIP Contrafund Portfolio - Investor Class	1,183,958	223,806	100,405	12,978	2,062	129,302	1,438,723	22,196
VIP Emerging Markets Portfolio - Investor Class	2,233,489	742,312	334,638	39,248	44,129	639,730	3,325,022	166,584
VIP Equity Income Portfolio - Investor Class	960,192	189,642	93,642	8,691	1,803	91,485	1,149,480	36,034
VIP Government Money Market Portfolio - Investor Class	5,914,559	348,269	1,846,261	89,572	-	-	4,416,567	4,416,567
VIP Growth & Income Portfolio - Investor Class	1,317,905	256,418	97,293	16,050	2,413	107,303	1,586,746	44,509
VIP Growth Portfolio - Investor Class	1,964,082	404,727	271,897	-	13,015	281,440	2,391,367	21,869
VIP High Income Portfolio - Investor Class	619,987	23,627	38,463	-	(794)	19,530	623,887	125,028
VIP Investment Grade Bond II Portfolio - Investor Class	18,979,815	386,221	2,339,134	6,019	(95,634)	212,792	17,144,060	1,798,957
VIP Mid Cap Portfolio - Investor Class	301,264	26,794	47,232	2,272	5,062	79,065	364,953	7,708
VIP Overseas Portfolio - Investor Class	4,916,504	1,097,285	1,014,146	79,050	20,652	344,590	5,364,885	183,918
VIP Value Portfolio - Investor Class	670,504	81,938	61,138	7,456	2,391	111,982	805,677	35,904
VIP Value Strategies Portfolio - Investor Class	332,316	26,964	44,586	-	4,904	79,914	399,512	20,198
	51,071,286	6,255,560	7,920,131	300,458	(120,842)	2,369,079	51,654,951

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	29,473,838	29,473,838	-	-

Domestic Equity Funds	9,074,639	9,074,639	-	-

International Equity Funds	8,689,907	8,689,907	-	-

Money Market Funds	4,416,567	4,416,567	-	-
Total Investments in Securities:	51,654,951	51,654,951	-	-
VIP Investor Freedom 2010 Portfolio℠
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of June 30, 2026 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $44,747,708)	$51,654,951

Total Investment in Securities (cost $44,747,708)		$51,654,951
Receivable for investments sold		1,463,334
Total assets		53,118,285
Liabilities
Payable for investments purchased	$1,463,016
Payable for fund shares redeemed	317
Total liabilities		1,463,333
Net Assets		$51,654,952
Net Assets consist of:
Paid in capital		$44,854,799
Total accumulated earnings (loss)		6,800,153
Net Assets		$51,654,952
Net Asset Value, offering price and redemption price per share ($51,654,952 ÷ 3,984,680 shares)		$12.96
Statement of Operations
Six months ended June 30, 2026 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$135,045
Expenses
Independent trustees' fees and expenses	$51
Total expenses		51
Net Investment income (loss)		134,994
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(120,842)
Capital gain distributions from underlying funds:
Affiliated issuers	165,413
Total net realized gain (loss)		44,571
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	2,369,079
Total change in net unrealized appreciation (depreciation)		2,369,079
Net gain (loss)		2,413,650
Net increase (decrease) in net assets resulting from operations		$2,548,644
Statement of Changes in Net Assets

	Six months ended June 30, 2026 (Unaudited)	Year ended December 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$134,994	$1,692,858
Net realized gain (loss)	44,571	1,866,963
Change in net unrealized appreciation (depreciation)	2,369,079	1,699,735
Net increase (decrease) in net assets resulting from operations	2,548,644	5,259,556
Distributions to shareholders	(1,973,677)	(1,783,264)

Share transactions
Proceeds from sales of shares	74,775	1,577,982
Reinvestment of distributions	1,973,677	1,783,263
Cost of shares redeemed	(2,039,754)	(8,375,834)

Net increase (decrease) in net assets resulting from share transactions	8,698	(5,014,589)
Total increase (decrease) in net assets	583,665	(1,538,297)

Net Assets
Beginning of period	51,071,287	52,609,584
End of period	$51,654,952	$51,071,287

Other Information
Shares
Sold	5,830	127,033
Issued in reinvestment of distributions	156,890	140,552
Redeemed	(160,105)	(661,147)
Net increase (decrease)	2,615	(393,562)

Financial Highlights
VIP Investor Freedom 2010 Portfolio℠

	Six months ended June 30, 2026 (Unaudited)	Years ended December 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$12.83	$12.02	$11.85	$11.27	$13.93	$13.73
Income from Investment Operations
Net investment income (loss) A,B	.03	.41	.39	.35	.29	.26
Net realized and unrealized gain (loss)	.60	.85	.23	.70	(2.10)	.52
Total from investment operations	.63	1.26	.62	1.05	(1.81)	.78
Distributions from net investment income	(.05)	(.43)	(.44)	(.47)	(.26)	(.14)
Distributions from net realized gain	(.45)	(.03)	(.01)	-	(.59)	(.44)
Total distributions	(.50)	(.45) C	(.45)	(.47)	(.85)	(.58)
Net asset value, end of period	$12.96	$12.83	$12.02	$11.85	$11.27	$13.93
Total Return D,E,F	5.02%	10.57%	5.27%	9.40%	(13.50)%	5.81%
Ratios to Average Net Assets B,G,H
Expenses before reductions I	-% J	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any I	- % J	-%	-%	-%	-%	-%
Expenses net of all reductions, if any I	-% J	-%	-%	-%	-%	-%
Net investment income (loss)	.53% J	3.22%	3.17%	3.03%	2.40%	1.87%
Supplemental Data
Net assets, end of period (000 omitted)	$51,655	$51,071	$52,610	$56,376	$62,719	$85,277
Portfolio turnover rate K	24 % J	30%	22%	18%	64%	23%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAmount represents less than .005%.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Investor Freedom 2015 Portfolio℠
Schedule of Investments June 30, 2026 (Unaudited)
Showing Percentage of Net Assets
Bond Funds - 56.0%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	1,393,504	12,862,038
Fidelity International Bond Index Fund (a)	444,526	4,107,424
Fidelity Long-Term Treasury Bond Index Fund (a)	336,726	3,091,143
VIP High Income Portfolio - Investor Class (a)	219,678	1,096,194
VIP Investment Grade Bond II Portfolio - Investor Class (a)	3,113,622	29,672,821
TOTAL BOND FUNDS (Cost $52,590,648)		50,829,620

Domestic Equity Funds - 21.0%
	Shares	Value ($)
Fidelity Commodity Strategy Fund (a)	13,547	1,520,783
VIP Contrafund Portfolio - Investor Class (a)	47,812	3,099,155
VIP Equity Income Portfolio - Investor Class (a)	77,604	2,475,574
VIP Growth & Income Portfolio - Investor Class (a)	95,863	3,417,521
VIP Growth Portfolio - Investor Class (a)	47,110	5,151,448
VIP Mid Cap Portfolio - Investor Class (a)	16,601	786,064
VIP Value Portfolio - Investor Class (a)	77,324	1,735,146
VIP Value Strategies Portfolio - Investor Class (a)	43,499	860,404
TOTAL DOMESTIC EQUITY FUNDS (Cost $9,318,799)		19,046,095

International Equity Funds - 19.2%
	Shares	Value ($)
VIP Emerging Markets Portfolio - Investor Class (a)	329,268	6,572,197
VIP Overseas Portfolio - Investor Class (a)	372,142	10,855,387
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $9,238,681)		17,427,584

Money Market Funds - 3.8%
	Yield (%)	Shares	Value ($)
VIP Government Money Market Portfolio - Investor Class (a)(b) (Cost $3,508,210)	3.45	3,508,210	3,508,210

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $74,656,338)	90,811,509
NET OTHER ASSETS (LIABILITIES) - 0.0%	(5)
NET ASSETS - 100.0%	90,811,504

Legend

(a)	Affiliated fund.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Commodity Strategy Fund	914,487	966,862	451,026	-	(2,937)	93,397	1,520,783	13,547
Fidelity Inflation-Protected Bond Index Fund	12,375,874	1,283,346	940,848	1,311	(48,512)	192,178	12,862,038	1,393,504
Fidelity International Bond Index Fund	3,411,286	833,690	166,912	28,882	(1,357)	30,717	4,107,424	444,526
Fidelity Long-Term Treasury Bond Index Fund	2,997,322	1,421,828	1,308,747	43,040	(249,454)	230,194	3,091,143	336,726
VIP Contrafund Portfolio - Investor Class	2,797,447	347,130	333,184	29,933	13,721	274,041	3,099,155	47,812
VIP Emerging Markets Portfolio - Investor Class	4,745,873	1,223,395	782,355	81,316	151,439	1,233,845	6,572,197	329,268
VIP Equity Income Portfolio - Investor Class	2,268,785	271,568	277,580	19,950	35,025	177,776	2,475,574	77,604
VIP Government Money Market Portfolio - Investor Class	5,654,311	579,174	2,725,275	78,957	-	-	3,508,210	3,508,210
VIP Growth & Income Portfolio - Investor Class	3,113,934	337,794	280,186	37,014	6,324	239,655	3,417,521	95,863
VIP Growth Portfolio - Investor Class	4,640,692	647,146	785,826	-	45,417	604,019	5,151,448	47,110
VIP High Income Portfolio - Investor Class	1,080,088	63,758	80,055	-	(5,863)	38,266	1,096,194	219,678
VIP Investment Grade Bond II Portfolio - Investor Class	31,331,932	1,502,972	3,360,182	9,924	(57,606)	255,705	29,672,821	3,113,622
VIP Mid Cap Portfolio - Investor Class	711,844	49,628	164,046	5,238	22,560	166,078	786,064	16,601
VIP Overseas Portfolio - Investor Class	10,511,045	1,767,107	2,175,523	163,083	73,321	679,437	10,855,387	372,142
VIP Value Portfolio - Investor Class	1,584,214	108,757	216,902	17,193	14,986	244,091	1,735,146	77,324
VIP Value Strategies Portfolio - Investor Class	785,214	47,640	164,598	-	20,474	171,674	860,404	43,499
	88,924,348	11,451,795	14,213,245	515,841	17,538	4,631,073	90,811,509

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	50,829,620	50,829,620	-	-

Domestic Equity Funds	19,046,095	19,046,095	-	-

International Equity Funds	17,427,584	17,427,584	-	-

Money Market Funds	3,508,210	3,508,210	-	-
Total Investments in Securities:	90,811,509	90,811,509	-	-
VIP Investor Freedom 2015 Portfolio℠
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of June 30, 2026 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $74,656,338)	$90,811,509

Total Investment in Securities (cost $74,656,338)		$90,811,509
Receivable for investments sold		2,427,541
Total assets		93,239,050
Liabilities
Payable for investments purchased	$2,427,014
Payable for fund shares redeemed	532
Total liabilities		2,427,546
Net Assets		$90,811,504
Net Assets consist of:
Paid in capital		$74,637,039
Total accumulated earnings (loss)		16,174,465
Net Assets		$90,811,504
Net Asset Value, offering price and redemption price per share ($90,811,504 ÷ 7,032,838 shares)		$12.91
Statement of Operations
Six months ended June 30, 2026 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$162,870
Expenses
Independent trustees' fees and expenses	$89
Total expenses		89
Net Investment income (loss)		162,781
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	17,538
Capital gain distributions from underlying funds:
Affiliated issuers	352,971
Total net realized gain (loss)		370,509
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	4,631,073
Total change in net unrealized appreciation (depreciation)		4,631,073
Net gain (loss)		5,001,582
Net increase (decrease) in net assets resulting from operations		$5,164,363
Statement of Changes in Net Assets

	Six months ended June 30, 2026 (Unaudited)	Year ended December 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$162,781	$2,732,994
Net realized gain (loss)	370,509	3,899,127
Change in net unrealized appreciation (depreciation)	4,631,073	3,391,992
Net increase (decrease) in net assets resulting from operations	5,164,363	10,024,113
Distributions to shareholders	(4,144,612)	(5,496,430)

Share transactions
Proceeds from sales of shares	716,361	1,813,615
Reinvestment of distributions	4,144,612	5,496,430
Cost of shares redeemed	(3,993,564)	(11,888,835)

Net increase (decrease) in net assets resulting from share transactions	867,409	(4,578,790)
Total increase (decrease) in net assets	1,887,160	(51,107)

Net Assets
Beginning of period	88,924,344	88,975,451
End of period	$90,811,504	$88,924,344

Other Information
Shares
Sold	56,611	141,115
Issued in reinvestment of distributions	332,367	444,362
Redeemed	(313,191)	(950,736)
Net increase (decrease)	75,787	(365,259)

Financial Highlights
VIP Investor Freedom 2015 Portfolio℠

	Six months ended June 30, 2026 (Unaudited)	Years ended December 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$12.78	$12.15	$11.84	$11.07	$14.02	$13.73
Income from Investment Operations
Net investment income (loss) A,B	.02	.38	.36	.31	.28	.25
Net realized and unrealized gain (loss)	.72	1.03	.40	.88	(2.23)	.78
Total from investment operations	.74	1.41	.76	1.19	(1.95)	1.03
Distributions from net investment income	(.05)	(.38)	(.40)	(.42)	(.25)	(.15)
Distributions from net realized gain	(.56)	(.39)	(.05)	-	(.75)	(.59)
Total distributions	(.61)	(.78) C	(.45)	(.42)	(1.00)	(.74)
Net asset value, end of period	$12.91	$12.78	$12.15	$11.84	$11.07	$14.02
Total Return D,E,F	5.93%	11.87%	6.43%	10.85%	(14.58)%	7.64%
Ratios to Average Net Assets B,G,H
Expenses before reductions I	-% J	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any I	- % J	-%	-%	-%	-%	-%
Expenses net of all reductions, if any I	-% J	-%	-%	-%	-%	-%
Net investment income (loss)	.37% J	3.06%	2.90%	2.74%	2.34%	1.78%
Supplemental Data
Net assets, end of period (000 omitted)	$90,812	$88,924	$88,975	$91,015	$99,068	$123,323
Portfolio turnover rate K	26 % J	29%	25%	19%	69%	31%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAmount represents less than .005%.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Investor Freedom 2020 Portfolio℠
Schedule of Investments June 30, 2026 (Unaudited)
Showing Percentage of Net Assets
Bond Funds - 52.9%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	2,723,310	25,136,153
Fidelity International Bond Index Fund (a)	889,392	8,217,980
Fidelity Long-Term Treasury Bond Index Fund (a)	802,919	7,370,797
VIP High Income Portfolio - Investor Class (a)	452,498	2,257,963
VIP Investment Grade Bond II Portfolio - Investor Class (a)	5,885,340	56,087,294
TOTAL BOND FUNDS (Cost $102,112,051)		99,070,187

Domestic Equity Funds - 25.0%
	Shares	Value ($)
Fidelity Commodity Strategy Fund (a)	22,891	2,569,703
VIP Contrafund Portfolio - Investor Class (a)	120,593	7,816,855
VIP Equity Income Portfolio - Investor Class (a)	195,716	6,243,345
VIP Growth & Income Portfolio - Investor Class (a)	241,773	8,619,209
VIP Growth Portfolio - Investor Class (a)	118,822	12,993,157
VIP Mid Cap Portfolio - Investor Class (a)	41,869	1,982,505
VIP Value Portfolio - Investor Class (a)	195,004	4,375,880
VIP Value Strategies Portfolio - Investor Class (a)	109,699	2,169,854
TOTAL DOMESTIC EQUITY FUNDS (Cost $22,060,288)		46,770,508

International Equity Funds - 22.1%
	Shares	Value ($)
VIP Emerging Markets Portfolio - Investor Class (a)	769,783	15,364,863
VIP Overseas Portfolio - Investor Class (a)	891,366	26,001,152
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $22,069,389)		41,366,015

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $146,241,728)	187,206,710
NET OTHER ASSETS (LIABILITIES) - 0.0%	(1)
NET ASSETS - 100.0%	187,206,709

Legend

(a)	Affiliated fund.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Commodity Strategy Fund	1,649,728	1,709,270	962,830	-	6,493	167,042	2,569,703	22,891
Fidelity Inflation-Protected Bond Index Fund	23,333,758	3,626,706	2,099,196	2,543	(87,322)	362,207	25,136,153	2,723,310
Fidelity International Bond Index Fund	7,224,020	1,461,231	529,007	60,906	(12,705)	74,441	8,217,980	889,392
Fidelity Long-Term Treasury Bond Index Fund	6,334,203	3,626,172	2,546,235	96,822	(492,995)	449,652	7,370,797	802,919
VIP Contrafund Portfolio - Investor Class	7,234,077	840,900	994,561	78,806	44,207	692,232	7,816,855	120,593
VIP Emerging Markets Portfolio - Investor Class	11,407,682	2,684,327	2,045,744	198,364	295,782	3,022,816	15,364,863	769,783
VIP Equity Income Portfolio - Investor Class	5,867,001	590,884	764,176	52,221	67,684	481,952	6,243,345	195,716
VIP Government Money Market Portfolio - Investor Class	2,345,858	1,042,234	3,388,092	16,667	-	-	-	-
VIP Growth & Income Portfolio - Investor Class	8,052,485	720,620	783,664	97,441	19,795	609,973	8,619,209	241,773
VIP Growth Portfolio - Investor Class	12,001,084	1,557,268	2,238,561	-	148,097	1,525,269	12,993,157	118,822
VIP High Income Portfolio - Investor Class	2,179,176	208,161	195,824	-	(11,276)	77,726	2,257,963	452,498
VIP Investment Grade Bond II Portfolio - Investor Class	58,299,231	4,438,015	7,017,750	18,952	(182,351)	550,149	56,087,294	5,885,340
VIP Mid Cap Portfolio - Investor Class	1,840,760	136,180	480,752	13,788	76,102	410,215	1,982,505	41,869
VIP Overseas Portfolio - Investor Class	25,422,832	4,130,142	5,333,786	397,000	152,562	1,629,402	26,001,152	891,366
VIP Value Portfolio - Investor Class	4,096,651	264,718	653,746	45,260	48,457	619,800	4,375,880	195,004
VIP Value Strategies Portfolio - Investor Class	2,030,489	134,654	491,236	-	87,067	408,880	2,169,854	109,699
	179,319,035	27,171,482	30,525,160	1,078,770	159,597	11,081,756	187,206,710

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	99,070,187	99,070,187	-	-

Domestic Equity Funds	46,770,508	46,770,508	-	-

International Equity Funds	41,366,015	41,366,015	-	-
Total Investments in Securities:	187,206,710	187,206,710	-	-
VIP Investor Freedom 2020 Portfolio℠
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of June 30, 2026 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $146,241,728)	$187,206,710

Total Investment in Securities (cost $146,241,728)		$187,206,710
Receivable for investments sold		4,750,465
Total assets		191,957,175
Liabilities
Payable for investments purchased	$4,748,433
Payable for fund shares redeemed	2,033
Total liabilities		4,750,466
Net Assets		$187,206,709
Net Assets consist of:
Paid in capital		$145,967,959
Total accumulated earnings (loss)		41,238,750
Net Assets		$187,206,709
Net Asset Value, offering price and redemption price per share ($187,206,709 ÷ 13,803,646 shares)		$13.56
Statement of Operations
Six months ended June 30, 2026 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$197,870
Expenses
Independent trustees' fees and expenses	$181
Total expenses		181
Net Investment income (loss)		197,689
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	159,597
Capital gain distributions from underlying funds:
Affiliated issuers	880,900
Total net realized gain (loss)		1,040,497
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	11,081,756
Total change in net unrealized appreciation (depreciation)		11,081,756
Net gain (loss)		12,122,253
Net increase (decrease) in net assets resulting from operations		$12,319,942
Statement of Changes in Net Assets

	Six months ended June 30, 2026 (Unaudited)	Year ended December 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$197,689	$4,926,164
Net realized gain (loss)	1,040,497	9,591,186
Change in net unrealized appreciation (depreciation)	11,081,756	7,369,548
Net increase (decrease) in net assets resulting from operations	12,319,942	21,886,898
Distributions to shareholders	(9,789,839)	(13,864,867)

Share transactions
Proceeds from sales of shares	4,998,799	5,350,099
Reinvestment of distributions	9,789,839	13,864,867
Cost of shares redeemed	(9,431,064)	(19,352,364)

Net increase (decrease) in net assets resulting from share transactions	5,357,574	(137,398)
Total increase (decrease) in net assets	7,887,677	7,884,633

Net Assets
Beginning of period	179,319,032	171,434,399
End of period	$187,206,709	$179,319,032

Other Information
Shares
Sold	375,871	410,790
Issued in reinvestment of distributions	751,331	1,082,722
Redeemed	(709,546)	(1,482,210)
Net increase (decrease)	417,656	11,302

Financial Highlights
VIP Investor Freedom 2020 Portfolio℠

	Six months ended June 30, 2026 (Unaudited)	Years ended December 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$13.40	$12.82	$12.40	$11.39	$14.83	$14.36
Income from Investment Operations
Net investment income (loss) A,B	.01	.37	.33	.30	.27	.26
Net realized and unrealized gain (loss)	.88	1.27	.61	1.10	(2.49)	1.07
Total from investment operations	.89	1.64	.94	1.40	(2.22)	1.33
Distributions from net investment income	(.05)	(.37)	(.38)	(.39)	(.26)	(.16)
Distributions from net realized gain	(.68)	(.69)	(.14)	-	(.97)	(.71)
Total distributions	(.73)	(1.06)	(.52)	(.39)	(1.22) C	(.86) C
Net asset value, end of period	$13.56	$13.40	$12.82	$12.40	$11.39	$14.83
Total Return D,E,F	6.86%	13.29%	7.65%	12.39%	(15.83)%	9.54%
Ratios to Average Net Assets B,G,H
Expenses before reductions I	-% J	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any I	- % J	-%	-%	-%	-%	-%
Expenses net of all reductions, if any I	-% J	-%	-%	-%	-%	-%
Net investment income (loss)	.21% J	2.80%	2.52%	2.49%	2.23%	1.78%
Supplemental Data
Net assets, end of period (000 omitted)	$187,207	$179,319	$171,434	$188,797	$189,971	$252,026
Portfolio turnover rate K	29 % J	32%	25%	22%	61%	32%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAmount represents less than .005%.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Investor Freedom 2025 Portfolio℠
Schedule of Investments June 30, 2026 (Unaudited)
Showing Percentage of Net Assets
Bond Funds - 45.6%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	2,942,767	27,161,738
Fidelity International Bond Index Fund (a)	785,639	7,259,301
Fidelity Long-Term Treasury Bond Index Fund (a)	1,544,748	14,180,785
VIP High Income Portfolio - Investor Class (a)	524,296	2,616,235
VIP Investment Grade Bond II Portfolio - Investor Class (a)	5,019,348	47,834,387
TOTAL BOND FUNDS (Cost $102,670,804)		99,052,446

Domestic Equity Funds - 28.7%
	Shares	Value ($)
VIP Contrafund Portfolio - Investor Class (a)	169,802	11,006,573
VIP Equity Income Portfolio - Investor Class (a)	275,555	8,790,212
VIP Growth & Income Portfolio - Investor Class (a)	340,404	12,135,402
VIP Growth Portfolio - Investor Class (a)	167,312	18,295,517
VIP Mid Cap Portfolio - Investor Class (a)	58,951	2,791,319
VIP Value Portfolio - Investor Class (a)	274,550	6,160,910
VIP Value Strategies Portfolio - Investor Class (a)	154,448	3,054,983
TOTAL DOMESTIC EQUITY FUNDS (Cost $26,101,636)		62,234,916

International Equity Funds - 25.7%
	Shares	Value ($)
VIP Emerging Markets Portfolio - Investor Class (a)	1,020,798	20,375,130
VIP Overseas Portfolio - Investor Class (a)	1,215,503	35,456,225
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $30,248,318)		55,831,355

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $159,020,758)	217,118,717
NET OTHER ASSETS (LIABILITIES) - 0.0%	6
NET ASSETS - 100.0%	217,118,723

Legend

(a)	Affiliated fund.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Commodity Strategy Fund	1,043,976	121,231	1,318,300	-	160,427	(7,334)	-	-
Fidelity Inflation-Protected Bond Index Fund	25,425,333	4,208,539	2,761,710	2,721	(113,354)	402,930	27,161,738	2,942,767
Fidelity International Bond Index Fund	2,859,372	4,606,480	231,666	24,458	(3,132)	28,247	7,259,301	785,639
Fidelity Long-Term Treasury Bond Index Fund	14,529,700	2,509,267	2,721,626	275,459	(389,026)	252,470	14,180,785	1,544,748
VIP Contrafund Portfolio - Investor Class	10,455,948	976,222	1,458,193	111,334	57,506	975,090	11,006,573	169,802
VIP Emerging Markets Portfolio - Investor Class	15,520,375	3,260,064	2,769,186	262,729	555,006	3,808,871	20,375,130	1,020,798
VIP Equity Income Portfolio - Investor Class	8,479,995	705,797	1,174,830	73,659	143,260	635,990	8,790,212	275,555
VIP Government Money Market Portfolio - Investor Class	3,167,524	1,224,222	4,391,746	23,397	-	-	-	-
VIP Growth & Income Portfolio - Investor Class	11,638,853	811,785	1,206,110	138,071	29,687	861,187	12,135,402	340,404
VIP Growth Portfolio - Investor Class	17,346,665	1,873,751	3,270,178	-	188,463	2,156,816	18,295,517	167,312
VIP High Income Portfolio - Investor Class	2,568,413	254,305	283,378	-	(17,093)	93,988	2,616,235	524,296
VIP Investment Grade Bond II Portfolio - Investor Class	51,370,215	3,469,194	7,316,034	16,260	(196,617)	507,629	47,834,387	5,019,348
VIP Mid Cap Portfolio - Investor Class	2,660,555	137,288	694,298	19,538	121,781	565,993	2,791,319	58,951
VIP Overseas Portfolio - Investor Class	35,376,736	4,512,001	6,851,128	536,131	231,787	2,186,829	35,456,225	1,215,503
VIP Value Portfolio - Investor Class	5,921,172	258,967	967,117	64,137	84,438	863,450	6,160,910	274,550
VIP Value Strategies Portfolio - Investor Class	2,934,781	124,908	707,897	-	133,488	569,703	3,054,983	154,448
	211,299,613	29,054,021	38,123,397	1,547,894	986,621	13,901,859	217,118,717

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	99,052,446	99,052,446	-	-

Domestic Equity Funds	62,234,916	62,234,916	-	-

International Equity Funds	55,831,355	55,831,355	-	-
Total Investments in Securities:	217,118,717	217,118,717	-	-
VIP Investor Freedom 2025 Portfolio℠
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of June 30, 2026 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $159,020,758)	$217,118,717

Total Investment in Securities (cost $159,020,758)		$217,118,717
Cash		2
Receivable for investments sold		5,753,124
Total assets		222,871,843
Liabilities
Payable for investments purchased	$5,738,838
Payable for fund shares redeemed	14,282
Total liabilities		5,753,120
Net Assets		$217,118,723
Net Assets consist of:
Paid in capital		$157,574,555
Total accumulated earnings (loss)		59,544,168
Net Assets		$217,118,723
Net Asset Value, offering price and redemption price per share ($217,118,723 ÷ 13,937,739 shares)		$15.58
Statement of Operations
Six months ended June 30, 2026 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$345,085
Expenses
Independent trustees' fees and expenses	$211
Total expenses		211
Net Investment income (loss)		344,874
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	986,621
Capital gain distributions from underlying funds:
Affiliated issuers	1,202,809
Total net realized gain (loss)		2,189,430
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	13,901,859
Total change in net unrealized appreciation (depreciation)		13,901,859
Net gain (loss)		16,091,289
Net increase (decrease) in net assets resulting from operations		$16,436,163
Statement of Changes in Net Assets

	Six months ended June 30, 2026 (Unaudited)	Year ended December 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$344,874	$5,272,671
Net realized gain (loss)	2,189,430	12,621,503
Change in net unrealized appreciation (depreciation)	13,901,859	10,274,195
Net increase (decrease) in net assets resulting from operations	16,436,163	28,168,369
Distributions to shareholders	(12,613,389)	(18,686,315)

Share transactions
Proceeds from sales of shares	3,020,101	5,331,831
Reinvestment of distributions	12,613,389	18,686,316
Cost of shares redeemed	(13,637,159)	(25,639,475)

Net increase (decrease) in net assets resulting from share transactions	1,996,331	(1,621,328)
Total increase (decrease) in net assets	5,819,105	7,860,726

Net Assets
Beginning of period	211,299,618	203,438,892
End of period	$217,118,723	$211,299,618

Other Information
Shares
Sold	201,266	365,955
Issued in reinvestment of distributions	847,674	1,285,514
Redeemed	(894,417)	(1,730,323)
Net increase (decrease)	154,523	(78,854)

Financial Highlights
VIP Investor Freedom 2025 Portfolio℠

	Six months ended June 30, 2026 (Unaudited)	Years ended December 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$15.33	$14.68	$13.99	$12.67	$16.55	$15.74
Income from Investment Operations
Net investment income (loss) A,B	.02	.38	.33	.30	.27	.28
Net realized and unrealized gain (loss)	1.17	1.64	.85	1.40	(2.85)	1.38
Total from investment operations	1.19	2.02	1.18	1.70	(2.58)	1.66
Distributions from net investment income	(.04)	(.39)	(.38)	(.38)	(.28)	(.18)
Distributions from net realized gain	(.89)	(.98)	(.11)	-	(1.02)	(.67)
Total distributions	(.94) C	(1.37)	(.49)	(.38)	(1.30)	(.85)
Net asset value, end of period	$15.58	$15.33	$14.68	$13.99	$12.67	$16.55
Total Return D,E,F	8.02%	14.44%	8.46%	13.55%	(16.45)%	10.78%
Ratios to Average Net Assets B,G,H
Expenses before reductions I	-% J	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any I	- % J	-%	-%	-%	-%	-%
Expenses net of all reductions, if any I	-% J	-%	-%	-%	-%	-%
Net investment income (loss)	.32% J	2.54%	2.21%	2.25%	2.02%	1.74%
Supplemental Data
Net assets, end of period (000 omitted)	$217,119	$211,300	$203,439	$225,413	$232,947	$317,596
Portfolio turnover rate K	27 % J	32%	26%	19%	60%	30%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAmount represents less than .005%.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Investor Freedom 2030 Portfolio℠
Schedule of Investments June 30, 2026 (Unaudited)
Showing Percentage of Net Assets
Bond Funds - 39.2%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	3,962,198	36,571,086
Fidelity International Bond Index Fund (a)	1,341,969	12,399,795
Fidelity Long-Term Treasury Bond Index Fund (a)	3,414,226	31,342,592
VIP High Income Portfolio - Investor Class (a)	1,006,180	5,020,838
VIP Investment Grade Bond II Portfolio - Investor Class (a)	8,175,511	77,912,616
TOTAL BOND FUNDS (Cost $168,782,678)		163,246,927

Domestic Equity Funds - 32.5%
	Shares	Value ($)
VIP Contrafund Portfolio - Investor Class (a)	370,067	23,987,733
VIP Equity Income Portfolio - Investor Class (a)	600,606	19,159,316
VIP Growth & Income Portfolio - Investor Class (a)	741,918	26,449,372
VIP Growth Portfolio - Investor Class (a)	364,637	39,873,006
VIP Mid Cap Portfolio - Investor Class (a)	128,485	6,083,768
VIP Value Portfolio - Investor Class (a)	598,392	13,427,921
VIP Value Strategies Portfolio - Investor Class (a)	336,624	6,658,429
TOTAL DOMESTIC EQUITY FUNDS (Cost $71,626,882)		135,639,545

International Equity Funds - 28.3%
	Shares	Value ($)
VIP Emerging Markets Portfolio - Investor Class (a)	2,143,252	42,779,305
VIP Overseas Portfolio - Investor Class (a)	2,584,137	75,379,265
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $71,617,982)		118,158,570

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $312,027,542)	417,045,042
NET OTHER ASSETS (LIABILITIES) - 0.0%	1
NET ASSETS - 100.0%	417,045,043

Legend

(a)	Affiliated fund.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Commodity Strategy Fund	1,938,037	261,020	2,485,888	-	301,526	(14,695)	-	-
Fidelity Inflation-Protected Bond Index Fund	32,595,430	6,702,156	3,100,921	3,543	(117,164)	491,585	36,571,086	3,962,198
Fidelity International Bond Index Fund	4,171,665	8,433,514	248,760	40,853	(969)	44,345	12,399,795	1,341,969
Fidelity Long-Term Treasury Bond Index Fund	29,591,079	6,407,898	4,384,004	574,762	(600,056)	327,675	31,342,592	3,414,226
VIP Contrafund Portfolio - Investor Class	22,096,942	2,210,970	2,536,532	239,565	103,119	2,113,234	23,987,733	370,067
VIP Emerging Markets Portfolio - Investor Class	31,944,590	6,571,795	4,807,991	548,945	783,495	8,287,416	42,779,305	2,143,252
VIP Equity Income Portfolio - Investor Class	17,921,087	1,771,922	2,202,671	158,242	100,748	1,568,230	19,159,316	600,606
VIP Government Money Market Portfolio - Investor Class	5,372,249	1,941,911	7,314,160	30,262	-	-	-	-
VIP Growth & Income Portfolio - Investor Class	24,596,824	2,037,609	2,093,707	296,748	30,279	1,878,367	26,449,372	741,918
VIP Growth Portfolio - Investor Class	36,660,113	4,214,783	6,034,924	-	361,601	4,671,433	39,873,006	364,637
VIP High Income Portfolio - Investor Class	4,772,050	571,992	467,930	-	(13,872)	158,598	5,020,838	1,006,180
VIP Investment Grade Bond II Portfolio - Investor Class	83,657,201	6,654,769	12,916,116	26,959	(424,743)	941,505	77,912,616	8,175,511
VIP Mid Cap Portfolio - Investor Class	5,622,581	328,175	1,348,075	41,993	176,927	1,304,160	6,083,768	128,485
VIP Overseas Portfolio - Investor Class	72,840,486	9,254,115	11,770,758	1,115,580	348,161	4,707,261	75,379,265	2,584,137
VIP Value Portfolio - Investor Class	12,513,380	679,014	1,795,318	137,841	105,713	1,925,132	13,427,921	598,392
VIP Value Strategies Portfolio - Investor Class	6,202,116	276,953	1,328,651	-	182,605	1,325,406	6,658,429	336,624
	392,495,830	58,318,596	64,836,406	3,215,293	1,337,370	29,729,652	417,045,042

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	163,246,927	163,246,927	-	-

Domestic Equity Funds	135,639,545	135,639,545	-	-

International Equity Funds	118,158,570	118,158,570	-	-
Total Investments in Securities:	417,045,042	417,045,042	-	-
VIP Investor Freedom 2030 Portfolio℠
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of June 30, 2026 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $312,027,542)	$417,045,042

Total Investment in Securities (cost $312,027,542)		$417,045,042
Receivable for investments sold		10,813,747
Total assets		427,858,789
Liabilities
Payable for investments purchased	$10,719,540
Payable for fund shares redeemed	94,206
Total liabilities		10,813,746
Net Assets		$417,045,043
Net Assets consist of:
Paid in capital		$309,353,372
Total accumulated earnings (loss)		107,691,671
Net Assets		$417,045,043
Net Asset Value, offering price and redemption price per share ($417,045,043 ÷ 24,601,727 shares)		$16.95
Statement of Operations
Six months ended June 30, 2026 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$682,373
Expenses
Independent trustees' fees and expenses	$396
Total expenses		396
Net Investment income (loss)		681,977
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	1,337,370
Capital gain distributions from underlying funds:
Affiliated issuers	2,532,920
Total net realized gain (loss)		3,870,290
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	29,729,652
Total change in net unrealized appreciation (depreciation)		29,729,652
Net gain (loss)		33,599,942
Net increase (decrease) in net assets resulting from operations		$34,281,919
Statement of Changes in Net Assets

	Six months ended June 30, 2026 (Unaudited)	Year ended December 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$681,977	$9,009,891
Net realized gain (loss)	3,870,290	21,903,995
Change in net unrealized appreciation (depreciation)	29,729,652	23,057,531
Net increase (decrease) in net assets resulting from operations	34,281,919	53,971,417
Distributions to shareholders	(21,715,220)	(25,036,743)

Share transactions
Proceeds from sales of shares	8,493,625	12,931,735
Reinvestment of distributions	21,715,220	25,036,743
Cost of shares redeemed	(18,226,331)	(31,993,136)

Net increase (decrease) in net assets resulting from share transactions	11,982,514	5,975,342
Total increase (decrease) in net assets	24,549,213	34,910,016

Net Assets
Beginning of period	392,495,830	357,585,814
End of period	$417,045,043	$392,495,830

Other Information
Shares
Sold	524,336	839,775
Issued in reinvestment of distributions	1,347,098	1,605,269
Redeemed	(1,109,820)	(2,024,428)
Net increase (decrease)	761,614	420,616

Financial Highlights
VIP Investor Freedom 2030 Portfolio℠

	Six months ended June 30, 2026 (Unaudited)	Years ended December 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$16.46	$15.27	$14.31	$12.79	$16.73	$15.70
Income from Investment Operations
Net investment income (loss) A,B	.03	.38	.32	.29	.26	.28
Net realized and unrealized gain (loss)	1.38	1.89	1.02	1.57	(2.95)	1.60
Total from investment operations	1.41	2.27	1.34	1.86	(2.69)	1.88
Distributions from net investment income	(.03)	(.39)	(.35)	(.34)	(.27)	(.17)
Distributions from net realized gain	(.89)	(.69)	(.03)	-	(.99)	(.68)
Total distributions	(.92)	(1.08)	(.38)	(.34)	(1.25) C	(.85)
Net asset value, end of period	$16.95	$16.46	$15.27	$14.31	$12.79	$16.73
Total Return D,E,F	8.84%	15.37%	9.40%	14.63%	(16.91)%	12.25%
Ratios to Average Net Assets B,G,H
Expenses before reductions I	-% J	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any I	- % J	-%	-%	-%	-%	-%
Expenses net of all reductions, if any I	-% J	-%	-%	-%	-%	-%
Net investment income (loss)	.34% J	2.39%	2.10%	2.11%	1.88%	1.71%
Supplemental Data
Net assets, end of period (000 omitted)	$417,045	$392,496	$357,586	$353,088	$340,875	$415,184
Portfolio turnover rate K	29 % J	31%	29%	21%	57%	23%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAmount represents less than .005%.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Investor Freedom 2035 Portfolio℠
Schedule of Investments June 30, 2026 (Unaudited)
Showing Percentage of Net Assets
Bond Funds - 31.2%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	209,109	1,930,079
Fidelity International Bond Index Fund (a)	115,975	1,071,608
Fidelity Long-Term Treasury Bond Index Fund (a)	356,356	3,271,350
VIP High Income Portfolio - Investor Class (a)	101,168	504,828
VIP Investment Grade Bond II Portfolio - Investor Class (a)	665,602	6,343,191
TOTAL BOND FUNDS (Cost $13,129,173)		13,121,056

Domestic Equity Funds - 37.3%
	Shares	Value ($)
VIP Contrafund Portfolio - Investor Class (a)	42,668	2,765,759
VIP Equity Income Portfolio - Investor Class (a)	69,241	2,208,789
VIP Growth & Income Portfolio - Investor Class (a)	85,536	3,049,363
VIP Growth Portfolio - Investor Class (a)	42,051	4,598,297
VIP Mid Cap Portfolio - Investor Class (a)	14,811	701,308
VIP Value Portfolio - Investor Class (a)	68,989	1,548,104
VIP Value Strategies Portfolio - Investor Class (a)	38,809	767,651
TOTAL DOMESTIC EQUITY FUNDS (Cost $13,357,747)		15,639,271

International Equity Funds - 31.5%
	Shares	Value ($)
VIP Emerging Markets Portfolio - Investor Class (a)	238,076	4,752,000
VIP Overseas Portfolio - Investor Class (a)	290,329	8,468,898
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $10,606,814)		13,220,898

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $37,093,734)	41,981,225
NET OTHER ASSETS (LIABILITIES) - 0.0%	(4)
NET ASSETS - 100.0%	41,981,221

Legend

(a)	Affiliated fund.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Commodity Strategy Fund	184,986	44,220	256,351	-	28,650	(1,505)	-	-
Fidelity Inflation-Protected Bond Index Fund	1,593,190	545,682	227,482	177	(487)	19,176	1,930,079	209,109
Fidelity International Bond Index Fund	214,136	887,747	33,284	2,541	(194)	3,203	1,071,608	115,975
Fidelity Long-Term Treasury Bond Index Fund	2,956,042	920,260	581,212	58,338	(6,584)	(17,156)	3,271,350	356,356
VIP Contrafund Portfolio - Investor Class	2,430,355	460,436	371,804	27,028	(2,450)	249,222	2,765,759	42,668
VIP Emerging Markets Portfolio - Investor Class	3,420,848	1,029,346	678,685	60,241	30,982	949,509	4,752,000	238,076
VIP Equity Income Portfolio - Investor Class	1,971,074	394,286	344,279	17,703	9,187	178,521	2,208,789	69,241
VIP Government Money Market Portfolio - Investor Class	512,822	199,966	712,788	2,934	-	-	-	-
VIP Growth & Income Portfolio - Investor Class	2,705,311	494,854	365,524	33,438	1,992	212,730	3,049,363	85,536
VIP Growth Portfolio - Investor Class	4,032,176	820,383	814,665	-	10,750	549,653	4,598,297	42,051
VIP High Income Portfolio - Investor Class	455,489	103,177	67,831	-	(1,382)	15,375	504,828	101,168
VIP Investment Grade Bond II Portfolio - Investor Class	6,496,165	1,243,794	1,440,739	2,158	(10,326)	54,297	6,343,191	665,602
VIP Mid Cap Portfolio - Investor Class	618,400	90,173	173,150	4,732	9,500	156,385	701,308	14,811
VIP Overseas Portfolio - Investor Class	7,803,848	1,676,568	1,569,950	121,779	(6,673)	565,105	8,468,898	290,329
VIP Value Portfolio - Investor Class	1,376,304	193,475	248,934	15,532	5,474	221,785	1,548,104	68,989
VIP Value Strategies Portfolio - Investor Class	682,144	86,548	169,666	-	7,915	160,710	767,651	38,809
	37,453,290	9,190,915	8,056,344	346,601	76,354	3,317,010	41,981,225

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	13,121,056	13,121,056	-	-

Domestic Equity Funds	15,639,271	15,639,271	-	-

International Equity Funds	13,220,898	13,220,898	-	-
Total Investments in Securities:	41,981,225	41,981,225	-	-
VIP Investor Freedom 2035 Portfolio℠
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of June 30, 2026 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $37,093,734)	$41,981,225

Total Investment in Securities (cost $37,093,734)		$41,981,225
Receivable for investments sold		1,088,997
Total assets		43,070,222
Liabilities
Payable for investments purchased	$1,017,273
Payable for fund shares redeemed	71,724
Other payables and accrued expenses	4
Total liabilities		1,089,001
Net Assets		$41,981,221
Net Assets consist of:
Paid in capital		$36,960,185
Total accumulated earnings (loss)		5,021,036
Net Assets		$41,981,221
Net Asset Value, offering price and redemption price per share ($41,981,221 ÷ 3,236,640 shares)		$12.97
Statement of Operations
Six months ended June 30, 2026 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$66,817
Expenses
Independent trustees' fees and expenses	$39
Total expenses		39
Net Investment income (loss)		66,778
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	76,354
Capital gain distributions from underlying funds:
Affiliated issuers	279,784
Total net realized gain (loss)		356,138
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	3,317,010
Total change in net unrealized appreciation (depreciation)		3,317,010
Net gain (loss)		3,673,148
Net increase (decrease) in net assets resulting from operations		$3,739,926
Statement of Changes in Net Assets

	Six months ended June 30, 2026 (Unaudited)	Year ended December 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$66,778	$760,521
Net realized gain (loss)	356,138	1,983,488
Change in net unrealized appreciation (depreciation)	3,317,010	1,791,079
Net increase (decrease) in net assets resulting from operations	3,739,926	4,535,088
Distributions to shareholders	(1,866,278)	(2,168,395)

Share transactions
Proceeds from sales of shares	4,372,499	16,739,853
Reinvestment of distributions	1,805,378	2,072,995
Cost of shares redeemed	(3,523,592)	(5,068,049)

Net increase (decrease) in net assets resulting from share transactions	2,654,285	13,744,799
Total increase (decrease) in net assets	4,527,933	16,111,492

Net Assets
Beginning of period	37,453,288	21,341,796
End of period	$41,981,221	$37,453,288

Other Information
Shares
Sold	350,913	1,417,947
Issued in reinvestment of distributions	147,258	174,122
Redeemed	(283,507)	(425,619)
Net increase (decrease)	214,664	1,166,450

Financial Highlights
VIP Investor Freedom 2035 Portfolio℠

	Six months ended June 30, 2026 (Unaudited)	Years ended December 31, 2025	2024	2023 A
Selected Per-Share Data
Net asset value, beginning of period	$12.39	$11.50	$10.69	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.02	.31	.29	.24
Net realized and unrealized gain (loss)	1.17	1.53	.87	.63
Total from investment operations	1.19	1.84	1.16	.87
Distributions from net investment income	-	(.26)	(.20)	(.17)
Distributions from net realized gain	(.61)	(.69)	(.15)	- D
Total distributions	(.61)	(.95)	(.35)	(.18) E
Net asset value, end of period	$12.97	$12.39	$11.50	$10.69
Total Return F,G,H	9.88%	16.61%	10.94%	8.66%
Ratios to Average Net Assets C,I,J
Expenses before reductions K	-% L	-%	-%	-% L
Expenses net of fee waivers, if any K	- % L	-%	-%	-% L
Expenses net of all reductions, if any K	-% L	-%	-%	-% L
Net investment income (loss)	.34% L	2.59%	2.52%	3.25% L
Supplemental Data
Net assets, end of period (000 omitted)	$41,981	$37,453	$21,342	$6,435
Portfolio turnover rate M	41 % L	39%	37%	37% L

AFor the period April 13, 2023 (commencement of operations) through December 31, 2023.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DAmount represents less than $.005 per share.
ETotal distributions per share do not sum due to rounding.
FTotal returns for periods of less than one year are not annualized.
GTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
HTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
IFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
KAmount represents less than .005%.
LAnnualized.
MAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Investor Freedom 2040 Portfolio℠
Schedule of Investments June 30, 2026 (Unaudited)
Showing Percentage of Net Assets
Bond Funds - 16.7%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	38,491	355,275
Fidelity International Bond Index Fund (a)	69,350	640,790
Fidelity Long-Term Treasury Bond Index Fund (a)	288,484	2,648,283
VIP High Income Portfolio - Investor Class (a)	76,586	382,163
VIP Investment Grade Bond II Portfolio - Investor Class (a)	135,853	1,294,682
TOTAL BOND FUNDS (Cost $5,342,713)		5,321,193

Domestic Equity Funds - 46.0%
	Shares	Value ($)
VIP Contrafund Portfolio - Investor Class (a)	39,960	2,590,207
VIP Equity Income Portfolio - Investor Class (a)	64,837	2,068,310
VIP Growth & Income Portfolio - Investor Class (a)	80,099	2,855,514
VIP Growth Portfolio - Investor Class (a)	39,385	4,306,781
VIP Mid Cap Portfolio - Investor Class (a)	13,870	656,735
VIP Value Portfolio - Investor Class (a)	64,602	1,449,659
VIP Value Strategies Portfolio - Investor Class (a)	36,341	718,834
TOTAL DOMESTIC EQUITY FUNDS (Cost $12,368,141)		14,646,040

International Equity Funds - 37.3%
	Shares	Value ($)
VIP Emerging Markets Portfolio - Investor Class (a)	211,877	4,229,074
VIP Overseas Portfolio - Investor Class (a)	262,491	7,656,854
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $9,621,796)		11,885,928

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $27,332,650)	31,853,161
NET OTHER ASSETS (LIABILITIES) - 0.0%	4
NET ASSETS - 100.0%	31,853,165

Legend

(a)	Affiliated fund.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Commodity Strategy Fund	124,279	45,267	188,051	-	19,416	(911)	-	-
Fidelity Inflation-Protected Bond Index Fund	398,819	191,238	239,435	44	(1,104)	5,758	355,275	38,491
Fidelity International Bond Index Fund	75,733	581,570	17,781	908	(456)	1,724	640,790	69,350
Fidelity Long-Term Treasury Bond Index Fund	2,111,415	969,737	412,605	44,388	(9,361)	(10,903)	2,648,283	288,484
VIP Contrafund Portfolio - Investor Class	2,027,651	601,832	257,011	23,124	(7,090)	224,825	2,590,207	39,960
VIP Emerging Markets Portfolio - Investor Class	2,757,040	1,133,719	473,428	49,659	17,394	794,349	4,229,074	211,877
VIP Equity Income Portfolio - Investor Class	1,644,361	557,733	293,661	15,146	3,155	156,722	2,068,310	64,837
VIP Government Money Market Portfolio - Investor Class	344,346	156,576	500,922	2,021	-	-	-	-
VIP Growth & Income Portfolio - Investor Class	2,256,916	724,807	309,903	28,470	(3,994)	187,688	2,855,514	80,099
VIP Growth Portfolio - Investor Class	3,363,796	1,039,601	587,098	-	(12,916)	503,398	4,306,781	39,385
VIP High Income Portfolio - Investor Class	305,974	117,309	50,785	-	(864)	10,529	382,163	76,586
VIP Investment Grade Bond II Portfolio - Investor Class	1,207,022	630,419	549,307	424	(9,309)	15,857	1,294,682	135,853
VIP Mid Cap Portfolio - Investor Class	516,038	133,248	137,182	4,029	4,423	140,208	656,735	13,870
VIP Overseas Portfolio - Investor Class	6,297,759	2,048,039	1,147,946	99,624	(8,535)	467,537	7,656,854	262,491
VIP Value Portfolio - Investor Class	1,148,163	306,386	199,786	13,226	2,949	191,947	1,449,659	64,602
VIP Value Strategies Portfolio - Investor Class	569,209	140,006	135,628	-	5,301	139,946	718,834	36,341
	25,148,521	9,377,487	5,500,529	281,063	(991)	2,828,674	31,853,161

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	5,321,193	5,321,193	-	-

Domestic Equity Funds	14,646,040	14,646,040	-	-

International Equity Funds	11,885,928	11,885,928	-	-
Total Investments in Securities:	31,853,161	31,853,161	-	-
VIP Investor Freedom 2040 Portfolio℠
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of June 30, 2026 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $27,332,650)	$31,853,161

Total Investment in Securities (cost $27,332,650)		$31,853,161
Receivable for investments sold		921,277
Total assets		32,774,438
Liabilities
Payable for investments purchased	$515,753
Payable for fund shares redeemed	405,520
Total liabilities		921,273
Net Assets		$31,853,165
Net Assets consist of:
Paid in capital		$27,158,927
Total accumulated earnings (loss)		4,694,238
Net Assets		$31,853,165
Net Asset Value, offering price and redemption price per share ($31,853,165 ÷ 2,325,378 shares)		$13.70
Statement of Operations
Six months ended June 30, 2026 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$48,359
Expenses
Independent trustees' fees and expenses	$26
Total expenses		26
Net Investment income (loss)		48,333
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(991)
Capital gain distributions from underlying funds:
Affiliated issuers	232,704
Total net realized gain (loss)		231,713
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	2,828,674
Total change in net unrealized appreciation (depreciation)		2,828,674
Net gain (loss)		3,060,387
Net increase (decrease) in net assets resulting from operations		$3,108,720
Statement of Changes in Net Assets

	Six months ended June 30, 2026 (Unaudited)	Year ended December 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$48,333	$382,018
Net realized gain (loss)	231,713	1,587,712
Change in net unrealized appreciation (depreciation)	2,828,674	1,451,811
Net increase (decrease) in net assets resulting from operations	3,108,720	3,421,541
Distributions to shareholders	(1,456,348)	(1,427,739)

Share transactions
Proceeds from sales of shares	6,190,176	11,004,269
Reinvestment of distributions	1,383,448	1,324,039
Cost of shares redeemed	(2,521,355)	(2,689,970)

Net increase (decrease) in net assets resulting from share transactions	5,052,269	9,638,338
Total increase (decrease) in net assets	6,704,641	11,632,140

Net Assets
Beginning of period	25,148,524	13,516,384
End of period	$31,853,165	$25,148,524

Other Information
Shares
Sold	477,186	903,930
Issued in reinvestment of distributions	107,913	108,046
Redeemed	(201,416)	(209,651)
Net increase (decrease)	383,683	802,325

Financial Highlights
VIP Investor Freedom 2040 Portfolio℠

	Six months ended June 30, 2026 (Unaudited)	Years ended December 31, 2025	2024	2023 A
Selected Per-Share Data
Net asset value, beginning of period	$12.95	$11.86	$10.86	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.02	.24	.20	.21
Net realized and unrealized gain (loss)	1.46	1.89	1.19	.79
Total from investment operations	1.48	2.13	1.39	1.00
Distributions from net investment income	-	(.20)	(.15)	(.14)
Distributions from net realized gain	(.73)	(.84)	(.24)	- D
Total distributions	(.73)	(1.04)	(.39)	(.14)
Net asset value, end of period	$13.70	$12.95	$11.86	$10.86
Total Return E,F,G	11.81%	18.69%	12.93%	10.01%
Ratios to Average Net Assets C,H,I
Expenses before reductions J	-% K	-%	-%	-% K
Expenses net of fee waivers, if any J	- % K	-%	-%	-% K
Expenses net of all reductions, if any J	-% K	-%	-%	-% K
Net investment income (loss)	.35% K	1.91%	1.65%	2.94% K
Supplemental Data
Net assets, end of period (000 omitted)	$31,853	$25,149	$13,516	$7,213
Portfolio turnover rate L	39 % K	33%	27%	14% K

AFor the period April 13, 2023 (commencement of operations) through December 31, 2023.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DAmount represents less than $.005 per share.
ETotal returns for periods of less than one year are not annualized.
FTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAmount represents less than .005%.
KAnnualized.
LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Investor Freedom 2045 Portfolio℠
Schedule of Investments June 30, 2026 (Unaudited)
Showing Percentage of Net Assets
Bond Funds - 6.7%
	Shares	Value ($)
Fidelity Long-Term Treasury Bond Index Fund (a) (Cost $769,969)	82,415	756,572

Domestic Equity Funds - 52.0%
	Shares	Value ($)
VIP Contrafund Portfolio - Investor Class (a)	16,005	1,037,456
VIP Equity Income Portfolio - Investor Class (a)	25,977	828,663
VIP Growth & Income Portfolio - Investor Class (a)	32,090	1,144,026
VIP Growth Portfolio - Investor Class (a)	15,776	1,725,110
VIP Mid Cap Portfolio - Investor Class (a)	5,556	263,083
VIP Value Portfolio - Investor Class (a)	25,884	580,828
VIP Value Strategies Portfolio - Investor Class (a)	14,560	287,999
TOTAL DOMESTIC EQUITY FUNDS (Cost $5,012,262)		5,867,165

International Equity Funds - 41.3%
	Shares	Value ($)
VIP Emerging Markets Portfolio - Investor Class (a)	83,223	1,661,128
VIP Overseas Portfolio - Investor Class (a)	102,746	2,997,113
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $3,813,030)		4,658,241

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $9,595,261)	11,281,978
NET OTHER ASSETS (LIABILITIES) - 0.0%	1
NET ASSETS - 100.0%	11,281,979

Legend

(a)	Affiliated fund.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Commodity Strategy Fund	41,417	21,017	68,782	-	6,641	(293)	-	-
Fidelity Inflation-Protected Bond Index Fund	840	-	844	-	(5)	9	-	-
Fidelity International Bond Index Fund	19,358	33,473	52,400	317	(781)	350	-	-
Fidelity Long-Term Treasury Bond Index Fund	522,721	379,398	139,293	11,740	(2,306)	(3,948)	756,572	82,415
VIP Contrafund Portfolio - Investor Class	752,798	309,252	106,852	9,005	(1,381)	83,639	1,037,456	16,005
VIP Emerging Markets Portfolio - Investor Class	997,826	560,801	200,426	18,670	(206)	303,133	1,661,128	83,223
VIP Equity Income Portfolio - Investor Class	610,494	294,254	138,213	5,825	1,322	60,806	828,663	25,977
VIP Government Money Market Portfolio - Investor Class	114,588	61,968	176,556	521	-	-	-	-
VIP Growth & Income Portfolio - Investor Class	837,920	383,869	148,716	11,135	(898)	71,851	1,144,026	32,090
VIP Growth Portfolio - Investor Class	1,248,853	526,102	235,600	-	(3,158)	188,913	1,725,110	15,776
VIP Investment Grade Bond II Portfolio - Investor Class	76,370	25,586	102,492	27	(2,300)	2,836	-	-
VIP Mid Cap Portfolio - Investor Class	191,589	66,749	51,571	1,576	1,513	54,803	263,083	5,556
VIP Overseas Portfolio - Investor Class	2,319,391	933,810	434,882	38,482	(8,412)	187,206	2,997,113	102,746
VIP Value Portfolio - Investor Class	426,281	164,298	85,208	5,173	1,000	74,457	580,828	25,884
VIP Value Strategies Portfolio - Investor Class	211,331	71,279	50,790	-	1,648	54,531	287,999	14,560
	8,371,777	3,831,856	1,992,625	102,471	(7,323)	1,078,293	11,281,978

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	756,572	756,572	-	-

Domestic Equity Funds	5,867,165	5,867,165	-	-

International Equity Funds	4,658,241	4,658,241	-	-
Total Investments in Securities:	11,281,978	11,281,978	-	-
VIP Investor Freedom 2045 Portfolio℠
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of June 30, 2026 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $9,595,261)	$11,281,978

Total Investment in Securities (cost $9,595,261)		$11,281,978
Receivable for investments sold		218,621
Total assets		11,500,599
Liabilities
Payable for investments purchased	$218,561
Payable for fund shares redeemed	59
Total liabilities		218,620
Net Assets		$11,281,979
Net Assets consist of:
Paid in capital		$9,527,131
Total accumulated earnings (loss)		1,754,848
Net Assets		$11,281,979
Net Asset Value, offering price and redemption price per share ($11,281,979 ÷ 803,142 shares)		$14.05
Statement of Operations
Six months ended June 30, 2026 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$12,826
Expenses
Independent trustees' fees and expenses	$9
Total expenses		9
Net Investment income (loss)		12,817
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(7,323)
Capital gain distributions from underlying funds:
Affiliated issuers	89,645
Total net realized gain (loss)		82,322
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	1,078,293
Total change in net unrealized appreciation (depreciation)		1,078,293
Net gain (loss)		1,160,615
Net increase (decrease) in net assets resulting from operations		$1,173,432
Statement of Changes in Net Assets

	Six months ended June 30, 2026 (Unaudited)	Year ended December 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$12,817	$105,552
Net realized gain (loss)	82,322	599,560
Change in net unrealized appreciation (depreciation)	1,078,293	437,161
Net increase (decrease) in net assets resulting from operations	1,173,432	1,142,273
Distributions to shareholders	(531,795)	(506,718)

Share transactions
Proceeds from sales of shares	2,689,933	4,318,242
Reinvestment of distributions	454,095	396,418
Cost of shares redeemed	(875,464)	(1,638,722)

Net increase (decrease) in net assets resulting from share transactions	2,268,564	3,075,938
Total increase (decrease) in net assets	2,910,201	3,711,493

Net Assets
Beginning of period	8,371,778	4,660,285
End of period	$11,281,979	$8,371,778

Other Information
Shares
Sold	199,439	343,151
Issued in reinvestment of distributions	34,770	31,978
Redeemed	(66,228)	(127,777)
Net increase (decrease)	167,981	247,352

Financial Highlights
VIP Investor Freedom 2045 Portfolio℠

	Six months ended June 30, 2026 (Unaudited)	Years ended December 31, 2025	2024	2023 A
Selected Per-Share Data
Net asset value, beginning of period	$13.18	$12.02	$10.91	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.02	.21	.17	.19
Net realized and unrealized gain (loss)	1.63	2.05	1.31	.85
Total from investment operations	1.65	2.26	1.48	1.04
Distributions from net investment income	-	(.17)	(.14)	(.12)
Distributions from net realized gain	(.78)	(.93)	(.23)	(.01)
Total distributions	(.78)	(1.10)	(.37)	(.13)
Net asset value, end of period	$14.05	$13.18	$12.02	$10.91
Total Return D,E,F	12.94%	19.69%	13.74%	10.39%
Ratios to Average Net Assets C,G,H
Expenses before reductions I	-% J	-%	-%	-% J
Expenses net of fee waivers, if any I	- % J	-%	-%	-% J
Expenses net of all reductions, if any I	-% J	-%	-%	-% J
Net investment income (loss)	.26% J	1.64%	1.39%	2.53% J
Supplemental Data
Net assets, end of period (000 omitted)	$11,282	$8,372	$4,660	$2,711
Portfolio turnover rate K	41 % J	44%	36%	19% J

AFor the period April 13, 2023 (commencement of operations) through December 31, 2023.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAmount represents less than .005%.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Investor Freedom 2050 Portfolio℠
Schedule of Investments June 30, 2026 (Unaudited)
Showing Percentage of Net Assets
Bond Funds - 5.0%
	Shares	Value ($)
Fidelity Long-Term Treasury Bond Index Fund (a) (Cost $940,234)	100,616	923,658

Domestic Equity Funds - 53.0%
	Shares	Value ($)
VIP Contrafund Portfolio - Investor Class (a)	26,443	1,714,006
VIP Equity Income Portfolio - Investor Class (a)	42,913	1,368,935
VIP Growth & Income Portfolio - Investor Class (a)	53,013	1,889,923
VIP Growth Portfolio - Investor Class (a)	26,064	2,850,085
VIP Mid Cap Portfolio - Investor Class (a)	9,179	434,620
VIP Value Portfolio - Investor Class (a)	42,757	959,465
VIP Value Strategies Portfolio - Investor Class (a)	24,053	475,764
TOTAL DOMESTIC EQUITY FUNDS (Cost $8,412,611)		9,692,798

International Equity Funds - 42.0%
	Shares	Value ($)
VIP Emerging Markets Portfolio - Investor Class (a)	139,239	2,779,210
VIP Overseas Portfolio - Investor Class (a)	168,462	4,914,040
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $6,395,119)		7,693,250

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $15,747,964)	18,309,706
NET OTHER ASSETS (LIABILITIES) - 0.0%	0
NET ASSETS - 100.0%	18,309,706

Legend

(a)	Affiliated fund.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Commodity Strategy Fund	66,953	32,229	109,470	-	10,773	(485)	-	-
Fidelity Inflation-Protected Bond Index Fund	1,359	-	1,365	-	(8)	14	-	-
Fidelity International Bond Index Fund	10,880	9,825	21,028	-	117	206	-	-
Fidelity Long-Term Treasury Bond Index Fund	854,416	466,246	386,175	16,357	(6,349)	(4,480)	923,658	100,616
VIP Contrafund Portfolio - Investor Class	1,229,493	535,011	191,288	14,668	(2,024)	142,814	1,714,006	26,443
VIP Emerging Markets Portfolio - Investor Class	1,626,587	1,005,016	350,774	30,326	3,580	494,801	2,779,210	139,239
VIP Equity Income Portfolio - Investor Class	997,075	541,336	269,971	9,495	775	99,720	1,368,935	42,913
VIP Government Money Market Portfolio - Investor Class	185,296	93,317	278,613	810	-	-	-	-
VIP Growth & Income Portfolio - Investor Class	1,368,520	708,284	304,198	17,920	(272)	117,589	1,889,923	53,013
VIP Growth Portfolio - Investor Class	2,039,668	838,190	348,301	-	911	319,617	2,850,085	26,064
VIP Investment Grade Bond II Portfolio - Investor Class	16,167	12,216	28,404	-	(452)	473	-	-
VIP Mid Cap Portfolio - Investor Class	312,914	121,258	91,575	2,537	1,306	90,717	434,620	9,179
VIP Overseas Portfolio - Investor Class	3,781,830	1,750,879	911,552	61,816	(22,570)	315,453	4,914,040	168,462
VIP Value Portfolio - Investor Class	696,224	304,318	163,456	8,327	1,233	121,146	959,465	42,757
VIP Value Strategies Portfolio - Investor Class	345,154	126,894	87,602	-	1,928	89,390	475,764	24,053
	13,532,536	6,545,019	3,543,772	162,256	(11,052)	1,786,975	18,309,706

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	923,658	923,658	-	-

Domestic Equity Funds	9,692,798	9,692,798	-	-

International Equity Funds	7,693,250	7,693,250	-	-
Total Investments in Securities:	18,309,706	18,309,706	-	-
VIP Investor Freedom 2050 Portfolio℠
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of June 30, 2026 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $15,747,964)	$18,309,706

Total Investment in Securities (cost $15,747,964)		$18,309,706
Cash		1
Receivable for investments sold		381,086
Receivable for fund shares sold		3,407
Total assets		18,694,200
Liabilities
Payable for investments purchased	$384,488
Payable for fund shares redeemed	6
Total liabilities		384,494
Net Assets		$18,309,706
Net Assets consist of:
Paid in capital		$15,647,872
Total accumulated earnings (loss)		2,661,834
Net Assets		$18,309,706
Net Asset Value, offering price and redemption price per share ($18,309,706 ÷ 1,294,564 shares)		$14.14
Statement of Operations
Six months ended June 30, 2026 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$17,526
Expenses
Independent trustees' fees and expenses	$15
Total expenses		15
Net Investment income (loss)		17,511
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(11,052)
Capital gain distributions from underlying funds:
Affiliated issuers	144,730
Total net realized gain (loss)		133,678
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	1,786,975
Total change in net unrealized appreciation (depreciation)		1,786,975
Net gain (loss)		1,920,653
Net increase (decrease) in net assets resulting from operations		$1,938,164
Statement of Changes in Net Assets

	Six months ended June 30, 2026 (Unaudited)	Year ended December 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$17,511	$162,832
Net realized gain (loss)	133,678	924,943
Change in net unrealized appreciation (depreciation)	1,786,975	724,903
Net increase (decrease) in net assets resulting from operations	1,938,164	1,812,678
Distributions to shareholders	(833,678)	(752,188)

Share transactions
Proceeds from sales of shares	5,266,054	6,076,917
Reinvestment of distributions	756,678	644,988
Cost of shares redeemed	(2,350,048)	(1,482,165)

Net increase (decrease) in net assets resulting from share transactions	3,672,684	5,239,740
Total increase (decrease) in net assets	4,777,170	6,300,230

Net Assets
Beginning of period	13,532,536	7,232,306
End of period	$18,309,706	$13,532,536

Other Information
Shares
Sold	389,305	485,457
Issued in reinvestment of distributions	57,586	51,900
Redeemed	(174,562)	(115,894)
Net increase (decrease)	272,329	421,463

Financial Highlights
VIP Investor Freedom 2050 Portfolio℠

	Six months ended June 30, 2026 (Unaudited)	Years ended December 31, 2025	2024	2023 A
Selected Per-Share Data
Net asset value, beginning of period	$13.24	$12.04	$10.92	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.01	.20	.18	.18
Net realized and unrealized gain (loss)	1.66	2.07	1.31	.85
Total from investment operations	1.67	2.27	1.49	1.03
Distributions from net investment income	-	(.16)	(.13)	(.11)
Distributions from net realized gain	(.77)	(.91)	(.24)	(.01)
Total distributions	(.77)	(1.07)	(.37)	(.11) D
Net asset value, end of period	$14.14	$13.24	$12.04	$10.92
Total Return E,F,G	13.06%	19.73%	13.80%	10.31%
Ratios to Average Net Assets C,H,I
Expenses before reductions J	-% K	-%	-%	-% K
Expenses net of fee waivers, if any J	- % K	-%	-%	-% K
Expenses net of all reductions, if any J	-% K	-%	-%	-% K
Net investment income (loss)	.22% K	1.61%	1.53%	2.40% K
Supplemental Data
Net assets, end of period (000 omitted)	$18,310	$13,533	$7,232	$2,865
Portfolio turnover rate L	45 % K	32%	44%	12% K

AFor the period April 13, 2023 (commencement of operations) through December 31, 2023.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAmount represents less than .005%.
KAnnualized.
LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended June 30, 2026

1. Organization.
VIP Investor Freedom Retirement Portfolio (formerly VIP Investor Freedom Income Portfolio), VIP Investor Freedom 2010 Portfolio, VIP Investor Freedom 2015 Portfolio, VIP Investor Freedom 2020 Portfolio, VIP Investor Freedom 2025 Portfolio, VIP Investor Freedom 2030 Portfolio, VIP Investor Freedom 2035 Portfolio, VIP Investor Freedom 2040 Portfolio, VIP Investor Freedom 2045 Portfolio and VIP Investor Freedom 2050 Portfolio (the Funds) are funds of Variable Insurance Products Fund V (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. Shares of each Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. Each Fund is a fund of funds, and therefore invests in other funds instead of individual securities. Each Fund invests primarily in a combination of Fidelity U.S. equity funds, international equity funds, bond funds, and short-term funds.
2. Significant Accounting Policies.
Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Each Fund operates as a single operating segment. Each Fund's portfolio management team, part of the investment adviser, serves as the chief operating decision maker (CODM) and directs the Fund's investments in accordance with its investment objective and policies, with support from others responsible for oversight functions. The information reviewed by the CODM is consistent with each Fund's financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The aggregate value of investments by input level as of June 30, 2026 is included at the end of each Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from any underlying mutual funds or exchange-traded funds are recorded on the ex-dividend date. Distributions from any underlying mutual funds or exchange-traded funds that are deemed to be return of capital are recorded as a reduction of cost of investments.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the underlying mutual funds or exchange-traded funds (ETFs), capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized depreciation ($)	Net unrealized appreciation (depreciation)($)
VIP Investor Freedom Retirement Portfolio	66,949,259	9,636,989	(1,848,619)	7,788,370
VIP Investor Freedom 2010 Portfolio	45,021,903	7,836,207	(1,203,159)	6,633,048
VIP Investor Freedom 2015 Portfolio	75,165,977	17,974,723	(2,329,191)	15,645,532
VIP Investor Freedom 2020 Portfolio	147,195,464	44,196,456	(4,185,210)	40,011,246
VIP Investor Freedom 2025 Portfolio	160,166,266	61,937,159	(4,984,708)	56,952,451
VIP Investor Freedom 2030 Portfolio	313,959,014	111,044,509	(7,958,481)	103,086,028
VIP Investor Freedom 2035 Portfolio	37,301,495	4,892,262	(212,532)	4,679,730
VIP Investor Freedom 2040 Portfolio	27,457,311	4,500,300	(104,450)	4,395,850
VIP Investor Freedom 2045 Portfolio	9,633,070	1,680,975	(32,067)	1,648,908
VIP Investor Freedom 2050 Portfolio	15,811,007	2,532,285	(33,586)	2,498,699

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

	Short-term ($)	Long-term ($)	Total capital loss carryforward ($)
VIP Investor Freedom Retirement Portfolio	(660,943)	-	(660,943)
3. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
VIP Investor Freedom Retirement Portfolio	10,685,324	16,442,329
VIP Investor Freedom 2010 Portfolio	6,255,560	7,920,131
VIP Investor Freedom 2015 Portfolio	11,451,795	14,213,245
VIP Investor Freedom 2020 Portfolio	27,171,482	30,525,160
VIP Investor Freedom 2025 Portfolio	29,054,021	38,123,397
VIP Investor Freedom 2030 Portfolio	58,318,596	64,836,406
VIP Investor Freedom 2035 Portfolio	9,190,915	8,056,344
VIP Investor Freedom 2040 Portfolio	9,377,487	5,500,529
VIP Investor Freedom 2045 Portfolio	3,831,856	1,992,625
VIP Investor Freedom 2050 Portfolio	6,545,019	3,543,772
4. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) provides the Funds with investment management related services. The Funds do not pay any fees for these services. Under the management contract, the investment adviser pays all expenses, except the compensation of the independent Trustees, and certain miscellaneous expenses such as interest expense.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
5. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %
VIP Investor Freedom Retirement Portfolio	100
VIP Investor Freedom 2010 Portfolio	100
VIP Investor Freedom 2015 Portfolio	100
VIP Investor Freedom 2020 Portfolio	100
VIP Investor Freedom 2025 Portfolio	100
VIP Investor Freedom 2030 Portfolio	100
VIP Investor Freedom 2035 Portfolio	100
VIP Investor Freedom 2040 Portfolio	100
VIP Investor Freedom 2045 Portfolio	100
VIP Investor Freedom 2050 Portfolio	100
6. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
VIP Investor Freedom Retirement Portfolio
VIP Investor Freedom 2010 Portfolio
VIP Investor Freedom 2015 Portfolio
VIP Investor Freedom 2020 Portfolio
VIP Investor Freedom 2025 Portfolio
VIP Investor Freedom 2030 Portfolio
VIP Investor Freedom 2035 Portfolio
VIP Investor Freedom 2040 Portfolio
VIP Investor Freedom 2045 Portfolio
VIP Investor Freedom 2050 Portfolio
At its May 2026 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve an amended and restated management contract with Fidelity Management & Research Company LLC (FMR) (the Amended Contract) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requested and considered a broad range of information. The Board considered that each fund's Amended Contract will not take effect unless the Amended Contract for all of the funds are approved by the funds' respective shareholders.
The Board noted that, under each fund's current management contract, the funds do not pay a management fee to FMR. Instead, the Board noted, each fund currently indirectly incurs a portion of the management fee and other expenses of each underlying fund in which each fund invests (Existing Underlying Funds) and that such expenses are currently reflected in each fund's expense ratio as acquired fund fees and expenses. The Board considered that, under each fund's Amended Contract, each class will pay a monthly management fee to FMR at an annual rate for the class and each fund would invest in different underlying funds (New Underlying Funds) that do not have management fees or other expenses, with certain limited exceptions.
Nature, Extent, and Quality of Services Provided. The Board previously received and considered materials relating to the nature, extent and quality of services to be provided by FMR and certain of its affiliates to each fund, including the resources dedicated to investment management and support services, shareholder and administrative services, and the benefits to shareholders of investment in a large fund family, in connection with its renewal of each fund's current management contract at the September 2025 meeting. At the meeting, the Board concluded that the nature, extent and quality of the services provided to the fund under the existing management contract should continue to benefit the fund's shareholders. In connection with its approval of the Amended Contracts at its May 2026 meeting, the Board noted that such approval would not change each fund's portfolio managers, the investment processes, the level or nature of services provided, the resources and personnel allocated or trading and compliance operations. The Board concluded that the nature, extent, and quality of services to be provided to each fund under the Amended Contract will continue to benefit the fund's shareholders.
Competitiveness of Management Fee and Total Expense Ratio. In reviewing the Amended Contract for each fund, the Board considered each fund's proposed class-level management fee rate out of which FMR will pay all operating expenses of each fund, with certain limited exceptions, and the projected total expense ratio of the fund.
The Board noted that the proposed management fee rate for each fund is above the median fee rate of funds and classes with similar Morningstar categories that have comparable investment mandates and sales load types (as classified by Lipper), regardless of whether their management fee structures are comparable. The Board noted that the majority of the funds in the peer groups charge low to no top-level management fees because most fees are charged at the underlying fund level. The Board further noted that of the funds that do charge management fees, the majority do not have unitary or all-inclusive fees similar to the funds' proposed unitary fee structures, which will cover all operating expenses with certain exceptions. The Board also noted that acquired fund fees and expenses are not reflected in management fee comparisons. The Board noted that given the varying fee structures in the peer groups, Fidelity believes that a comparison of total expense ratios is more useful.
Additionally, the Board considered that the increase in the management fee will be offset by the decrease in each fund's acquired fund fees and expenses as a result of the change from the Existing Underlying Funds to the New Underlying Funds. The Board noted that the increased management fee and decreased acquired fund fees and expenses are expected to have the combined effect of reducing the total expenses incurred by shareholders of each fund by at least two basis points. The Board also noted that the funds' total expenses are expected to be more predictable because the funds' investment decisions will not result in shifting expense levels.
The Board also considered that the projected total net expense ratio of each fund is below the median of those funds and classes used by the Board for management fee comparisons.
The Board noted that any difference in management fee rates between classes of each fund will be the result of separate arrangements for class level services and/or waivers of certain expenses. The Board further noted that such differences will not be the result of any difference in advisory or custodial fees or other expenses related to the management of a fund's assets, which will not vary by class.
Based on its review, the Board concluded that the management fee and the projected total expense ratio of each fund were reasonable in light of the services that the fund and its shareholders will receive and the other factors considered.
Costs of the Services and Profitability. The Board considered that it previously reviewed information regarding the revenues earned and the expenses incurred by Fidelity in providing services to each fund and the level of Fidelity's profitability. At its September 2025 meeting, the Board concluded that it was satisfied that the profitability of Fidelity in connection with the operation of the fund was not excessive.
Economies of Scale. The Board considered that it previously received and reviewed information regarding whether there have been economies of scale in respect of the management of the fund and of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is a potential realization of any further economies of scale and that it concluded, at its September 2025 meeting, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity. The Board will continue to review economies of scale in connection with future renewals of the Amended Contract.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that each fund's Amended Contract should be approved.

1.833440.120
VIPIFF-SANN-0826
Fidelity® Variable Insurance Products:

VIP Investment Grade Bond Portfolio

Semi-Annual Report
June 30, 2026
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
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NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
VIP Investment Grade Bond Portfolio
Schedule of Investments June 30, 2026 (Unaudited)
Showing Percentage of Net Assets
Asset-Backed Securities - 9.0%
	Principal Amount (a)	Value ($)
BAILIWICK OF JERSEY - 0.8%
AIMCO CLO 17 Ltd / AIMCO CLO 17 LLC Series 2024-17A Class A1R, CME Term SOFR 3 month Index + 1.35%, 5.0136% 7/20/2037 (b)(c)(h)	2,994,000	2,996,036
AIMCO CLO 19 Ltd / AIMCO CLO 19 LLC Series 2024-19A Class A, CME Term SOFR 3 month Index + 1.35%, 5.0252% 10/20/2037 (b)(c)(h)	1,106,000	1,109,295
Ares LXX CLO Ltd / Ares LXX CLO LLC Series 2025-70A Class A1R, CME Term SOFR 3 month Index + 1.25%, 4.9166% 1/25/2039 (b)(c)(h)	3,127,000	3,129,633
Bain Capital Credit CLO Ltd / Bain Capital Credit CLO LLC Series 2025-2A Class A1R, CME Term SOFR 3 month Index + 1.32%, 4.9952% 7/18/2038 (b)(c)(h)	3,552,000	3,554,721
Bain Capital Credit CLO Series 2025-4A Class A1R, CME Term SOFR 3 month Index + 1.23%, 4.9021% 1/21/2039 (b)(c)(h)	3,652,000	3,652,537
Benefit Street Partners CLO XXXV Ltd Series 2026-35A Class AR, CME Term SOFR 3 month Index + 1.2%, 4.8241% 7/25/2039 (b)(c)(h)	3,008,000	3,012,217
Blueberry Park CLO Ltd Series 2024-1A Class A, CME Term SOFR 3 month Index + 1.35%, 5.0252% 10/20/2037 (b)(c)(h)	3,422,000	3,425,313
Dryden 108 CLO Ltd / Dryden 108 CLO LLC Series 2024-108A Class A1R, CME Term SOFR 3 month Index + 1.36%, 5.0352% 7/18/2037 (b)(c)(h)	5,437,000	5,437,000
Flatiron CLO 26 Ltd / Flatiron CLO 26 LLC Series 2024-4A Class A, CME Term SOFR 3 month Index + 1.33%, 5.0031% 1/15/2038 (b)(c)(h)	3,037,000	3,041,495
Hamlin Park CLO Ltd / Hamlin Park CLO LLC Series 2024-1A Class A, CME Term SOFR 3 month Index + 1.34%, 5.0152% 10/20/2037 (b)(c)(h)	3,080,000	3,082,464
Ocp CLO Aegis Ltd Series 2026-39A Class AR, CME Term SOFR 3 month Index + 1.09%, 4.7695% 4/16/2038 (b)(c)(h)	3,886,000	3,878,193
OCP CLO Ltd / OCP CLO LLC Series 2026-33A Class A1R, CME Term SOFR 3 month Index + 1.19%, 4.8874% 7/20/2039 (b)(c)(h)	2,968,000	2,967,949
TOTAL BAILIWICK OF JERSEY		39,286,853
BERMUDA - 0.0%
OHA Credit Funding Ltd Series 2026-18AR Class A1R, CME Term SOFR 3 month Index + 1.2%, 0% 7/20/2039 (b)(c)(h)	800,000	799,996
RR Ltd Series 2026-25A Class A1A2, CME Term SOFR 3 month Index + 1.18%, 4.8531% 4/15/2041 (b)(c)(h)	2,327,000	2,324,475
TOTAL BERMUDA		3,124,471
CANADA - 0.0%
Chesapeake Funding II LLC Series 2023-2A Class A1, 6.16% 10/15/2035 (h)	234,018	234,546
Chesapeake Funding II LLC Series 2024-1A Class A1, 5.52% 5/15/2036 (h)	503,535	506,629
TOTAL CANADA		741,175
GRAND CAYMAN (UK OVERSEAS TER) - 4.5%
AIMCO CDO Series 2026-10A Class A1R3, CME Term SOFR 3 month Index + 1.19%, 4.8886% 7/22/2039 (b)(c)(h)	3,751,000	3,753,224
AIMCO CLO 11 Ltd Series 2024-11A Class A1R2, CME Term SOFR 3 month Index + 1.34%, 5.0204% 7/17/2037 (b)(c)(h)	3,101,000	3,104,938
AIMCO CLO 14 Ltd / AIMCO CLO 14 LLC Series 2025-14A Class A1R, CME Term SOFR 3 month Index + 1.22%, 4.8952% 10/20/2038 (b)(c)(h)	5,797,905	5,802,056
AIMCO CLO 22 Ltd / AIMCO CLO 22 LLC Series 2026-22A Class A1R, CME Term SOFR 3 month Index + 1.2%, 4.8254% 4/19/2039 (b)(c)(h)	4,130,000	4,133,358
Allegro CLO Ltd Series 2025-1A Class A1R, CME Term SOFR 3 month Index + 1.34%, 5.0152% 7/20/2038 (b)(c)(h)	2,836,000	2,839,897
Allegro CLO XII Ltd Series 2024-1A Class A1R, CME Term SOFR 3 month Index + 1.44%, 5.1121% 7/21/2037 (b)(c)(h)	4,612,000	4,620,606
Ares LIV CLO Ltd Series 2025-54A Class AR2, CME Term SOFR 3 month Index + 1.31%, 4.9831% 7/15/2038 (b)(c)(h)	3,701,000	3,704,187
Ares LIX CLO Ltd Series 2021-59A Class A, CME Term SOFR 3 month Index + 1.2916%, 4.9582% 4/25/2034 (b)(c)(h)	1,923,930	1,924,936
Ares LV CLO Ltd Series 2024-55A Class A1R2, CME Term SOFR 3 month Index + 1.37%, 5.0431% 10/15/2037 (b)(c)(h)	2,566,000	2,571,514
Ares LVIII CLO Ltd / Ares LVIII CLO LLC Series 2025-58A Class A1R2, CME Term SOFR 3 month Index + 1.24%, 4.9131% 4/15/2038 (b)(c)(h)	3,194,000	3,194,562
Ares XXXIV CLO Ltd Series 2025-2A Class A1R4, CME Term SOFR 3 month Index + 1.29%, 4.9704% 7/17/2038 (b)(c)(h)	4,644,000	4,647,776
Babson CLO Ltd/Cayman Islands Series 2025-1A Class A1R2, CME Term SOFR 3 month Index + 1.26%, 4.9331% 1/15/2038 (b)(c)(h)	2,392,000	2,398,322
Barings CLO Ltd Series 2024-4A Class AR, CME Term SOFR 3 month Index + 1.37%, 5.0452% 10/20/2037 (b)(c)(h)	3,594,000	3,604,117
BCRED BSL Static Clo Ltd / LLC Series 2025-1A Class AR, CME Term SOFR 3 month Index + 1.25%, 4.9171% 7/24/2035 (b)(c)(h)	1,696,197	1,697,057
Benefit Str Partners CLO XXXIII Ltd / Benefit Str Partners CLO XXXIII LLC Series 2026-33A Class AR, CME Term SOFR 3 month Index + 1.19%, 4.8566% 1/25/2039 (b)(c)(h)	3,311,000	3,313,212
Benefit Street Partners CLO 44 Ltd / LLC Series 2025-44A Class A1, CME Term SOFR 3 month Index + 1.22%, 4.8931% 1/15/2039 (b)(c)(h)	3,127,000	3,130,574
Benefit Street Partners CLO Ltd Series 2025-43A Class A, CME Term SOFR 3 month Index + 1.27%, 4.9452% 10/20/2038 (b)(c)(h)	3,313,000	3,321,779
Benefit Street Partners CLO Xxiii Ltd Series 2026-23A Class A1RR, CME Term SOFR 3 month Index + 1.26%, 4.9031% 4/25/2039 (b)(c)(h)	2,934,000	2,937,409
Blackbird Cap II Aircraft Lease Ltd / Blackbird Cap II Aircraft Lease US LLC Series 2021-1A Class A, 2.443% 7/15/2046 (h)	3,116,355	2,956,053
Carlyle US CLO Ltd Series 2024-10A Class A1R, CME Term SOFR 3 month Index + 1.31%, 4.9852% 1/20/2038 (b)(c)(h)	2,444,000	2,448,267
Carlyle US CLO Ltd Series 2024-11A Class A1R, CME Term SOFR 3 month Index + 1.41%, 5.0766% 7/25/2037 (b)(c)(h)	3,967,000	3,967,000
Carlyle US CLO Ltd Series 2025-6A Class A1, CME Term SOFR 3 month Index + 1.22%, 4.8789% 1/20/2039 (b)(c)(h)	3,540,000	3,542,712
Cedar Funding Ltd Series 2024-10A Class AR2, CME Term SOFR 3 month Index + 1.36%, 5.0352% 10/20/2037 (b)(c)(h)	2,890,000	2,896,355
Cedar Funding XII CLO Ltd / Cedar Funding XII CLO LLC Series 2025-12A Class ARR, CME Term SOFR 3 month Index + 1.2%, 4.8666% 1/25/2038 (b)(c)(h)	2,935,000	2,933,533
CIFC Funding Ltd Series 2025-3A Class A1R, CME Term SOFR 3 month Index + 1.23%, 4.9031% 10/15/2038 (b)(c)(h)	5,746,000	5,746,741
CIFC Funding Ltd Series 2025-5A Class A1R2, CME Term SOFR 3 month Index + 1.27%, 4.9431% 10/15/2038 (b)(c)(h)	3,145,000	3,146,252
CIFC Funding Ltd Series 2025-6A Class A1, CME Term SOFR 3 month Index + 1.25%, 4.9161% 10/23/2038 (b)(c)(h)	2,099,000	2,099,579
CIFC Funding Ltd Series 2026-6A Class A1R, CME Term SOFR 3 month Index + 1.21%, 4.8822% 7/15/2039 (b)(c)(h)	3,737,000	3,738,869
Dryden CLO Ltd Series 2024-85A Class A1R2, CME Term SOFR 3 month Index + 1.38%, 5.0531% 7/15/2037 (b)(c)(h)	3,958,000	3,963,031
Eaton Vance CLO Ltd Series 2024-1A Class ARR, CME Term SOFR 3 month Index + 1.39%, 5.0631% 10/15/2037 (b)(c)(h)	3,105,000	3,109,543
Eaton Vance CLO Ltd Series 2024-2A Class AR2, CME Term SOFR 3 month Index + 1.38%, 5.0531% 10/15/2037 (b)(c)(h)	4,331,000	4,336,124
Flat Series 2025-30A Class A1, CME Term SOFR 3 month Index + 1.16%, 4.8331% 4/15/2038 (b)(c)(h)	3,186,000	3,187,889
Flatiron CLO 20 Ltd / Flatiron CLO 20 LLC Series 2025-1A Class A1R2, CME Term SOFR 3 month Index + 1.24%, 4.8819% 11/20/2038 (b)(c)(h)	1,600,000	1,601,144
Flatiron CLO 31 Ltd Series 2025-31A Class A1, CME Term SOFR 3 month Index + 1.2%, 4.8969% 1/18/2039 (b)(c)(h)	3,126,000	3,128,626
Flatiron CLO 32 Ltd Series 2025-32A Class A1, CME Term SOFR 3 month Index + 1.29%, 4.9536% 10/22/2038 (b)(c)(h)	3,042,000	3,056,745
Flatiron CLO Ltd Series 2024-1A Class A1R, CME Term SOFR 3 month Index + 1.36%, 5.0352% 10/19/2037 (b)(c)(h)	4,033,000	4,037,033
FTAI MRE Cayman Ltd Series 2026-1A Class A, 5.632% 6/15/2051 (h)	2,480,000	2,478,697
GoldenTree Loan Management US CLO 30 Ltd Series 2026-30A Class A, CME Term SOFR 3 month Index + 1.18%, 4.958% 7/20/2039 (b)(c)(h)	3,717,000	3,716,959
Horizon Aircraft Finance I Limited Series 2018-1 Class A, 4.458% 12/15/2038 (h)	771,950	769,571
Horizon Aircraft Finance Ltd Series 2019-1 Class A, 3.721% 7/15/2039 (h)	358,423	354,836
Lakeside Park CLO Ltd / Lakeside Park CLO LLC Series 2025-1A Class A, CME Term SOFR 3 month Index + 1.15%, 4.8231% 4/15/2038 (b)(c)(h)	2,304,000	2,301,708
Magnetite CLO Ltd Series 2024-30A Class AR, CME Term SOFR 3 month Index + 1.35%, 5.208% 10/25/2037 (b)(c)(h)	4,363,331	4,367,162
Magnetite CLO Ltd Series 2025-36A Class AR, CME Term SOFR 3 month Index + 1.32%, 4.9866% 7/25/2038 (b)(c)(h)	3,094,000	3,100,077
Magnetite CLO Ltd Series 2025-45A Class A1, CME Term SOFR 3 month Index + 1.15%, 4.8231% 4/15/2038 (b)(c)(h)	2,224,000	2,224,409
Magnetite Ltd Series 2024-41A Class A, CME Term SOFR 3 month Index + 1.29%, 4.9566% 1/25/2038 (b)(c)(h)	2,000,000	2,001,406
Magnetite XXIX Ltd / Magnetite XXIX LLC Series 2024-29A Class AR, CME Term SOFR 3 month Index + 1.35%, 5.0231% 7/15/2037 (b)(c)(h)	3,646,000	3,648,454
Magnetite XXVI Ltd / Magnetite XXVI LLC Series 2025-26A Class AR2, CME Term SOFR 3 month Index + 1.15%, 4.818% 1/25/2038 (b)(c)(h)	2,985,000	2,982,269
Magnetite XXVIII Ltd Series 2025-28A Class A1RR, CME Term SOFR 3 month Index + 1.24%, 4.9131% 1/15/2038 (b)(c)(h)	4,029,000	4,036,172
Morgan Stanley Eaton Vance CLO Ltd / LLC Series 2025-21A Class A1, CME Term SOFR 3 month Index + 1.17%, 4.8431% 4/15/2038 (b)(c)(h)	3,802,000	3,798,434
Morgan Stanley Eaton Vance CLO Ltd Series 2026-20A Class A1R, CME Term SOFR 3 month Index + 1.32%, 4.9952% 1/20/2037 (b)(c)(h)	2,766,000	2,770,218
Neuberger Berman Loan Advisers CLO 25 Ltd Series 2024-25A Class AR2, CME Term SOFR 3 month Index + 1.4%, 5.0752% 7/18/2038 (b)(c)(h)	2,994,000	2,998,898
Oak Hill Credit Partners Series 2024-13A Class AR, CME Term SOFR 3 month Index + 1.35%, 5.0252% 7/20/2037 (b)(c)(h)	5,025,000	5,027,337
OCP Aegis CLO Ltd Series 2025-47A Class A1, CME Term SOFR 3 month Index + 1.11%, 4.7821% 1/21/2038 (b)(c)(h)	2,832,000	2,822,184
OCP Clo Ltd Series 2025-44A Class A, CME Term SOFR 3 month Index + 1.3%, 4.9671% 10/24/2038 (b)(c)(h)	3,244,000	3,253,764
OCP CLO Ltd Series 2025-46A Class A, CME Term SOFR 3 month Index + 1.2%, 5.0473% 10/15/2038 (b)(c)(h)	2,195,000	2,195,367
OHA Credit Funding 14-R Ltd Series 2025-14RA Class A, CME Term SOFR 3 month Index + 1.23%, 4.9052% 4/20/2038 (b)(c)(h)	2,099,000	2,103,635
OHA Credit Funding 26 Ltd Series 2026-26A Class A1, CME Term SOFR 3 month Index + 1.19%, 4.968% 7/20/2039 (b)(c)(h)	3,211,000	3,211,244
OHA Credit Funding 4 Ltd / OHA Credit Funding 4 LLC Series 2024-4A Class AR2, CME Term SOFR 3 month Index + 1.29%, 4.9536% 1/22/2038 (b)(c)(h)	3,652,000	3,654,980
OHA Credit Funding 6 Ltd Series 2024-6A Class AR2, CME Term SOFR 3 month Index + 1.33%, 5.0052% 10/20/2037 (b)(c)(h)	2,820,000	2,824,230
OHA Credit Partners Ltd Series 2024-18A Class A1, CME Term SOFR 3 month Index + 1.5%, 5.1752% 4/20/2037 (b)(c)(h)	800,000	799,999
OHA Credit Partners VII Ltd Series 2025-7A Class AR4, CME Term SOFR 3 month Index + 1.14%, 4.7819% 2/20/2038 (b)(c)(h)	2,891,000	2,891,908
OHA Credit Partners XVII Ltd Series 2024-17A Class A, CME Term SOFR 3 month Index + 1.32%, 4.9952% 1/18/2038 (b)(c)(h)	1,231,000	1,233,185
Palmer Square CLO Ltd Series 2025-5A Class A, CME Term SOFR 3 month Index + 1.21%, 4.8852% 10/20/2038 (b)(c)(h)	3,416,000	3,415,911
Palmer Square CLO Ltd Series 2026-1A Class A, CME Term SOFR 3 month Index + 1.19%, 4.8604% 4/20/2039 (b)(c)(h)	2,733,000	2,733,683
Palmer Square Loan Funding Ltd / Palmer Square Loan Funding LLC Series 2025-2A Class A1, CME Term SOFR 3 month Index + 0.94%, 4.6131% 7/15/2033 (b)(c)(h)	2,606,601	2,605,298
Palmer Square Loan Funding Ltd Series 2025-1A Class A1, CME Term SOFR 3 month Index + 0.8%, 4.4511% 2/15/2033 (b)(c)(h)	2,692,076	2,689,669
Peebles Park CLO Ltd Series 2025-1A Class AR, CME Term SOFR 3 month Index + 1.25%, 4.9252% 10/20/2038 (b)(c)(h)	1,408,000	1,409,122
Project Silver Series 2019-1 Class A, 3.967% 7/15/2044 (h)	1,281,441	1,247,149
RR 34 Ltd Series 2024-34RA Class A1R, CME Term SOFR 3 month Index + 1.35%, 5.0231% 10/15/2039 (b)(c)(h)	1,572,000	1,574,099
RR 7 Ltd Series 2022-7A Class A1AB, CME Term SOFR 3 month Index + 1.34%, 5.0131% 1/15/2037 (b)(c)(h)	4,874,693	4,876,809
RR Ltd Series 2026-44A Class A1A, CME Term SOFR 3 month Index + 1.17%, 4.8424% 4/15/2041 (b)(c)(h)	3,526,000	3,520,711
Sixth Street CLO XIX Ltd Series 2025-19A Class A1R, CME Term SOFR 3 month Index + 1.28%, 4.9604% 7/17/2038 (b)(c)(h)	2,045,000	2,049,626
Sixth Street CLO XVIII Ltd Series 2025-18A Class A1R, CME Term SOFR 3 month Index + 1.25%, 4.9304% 10/17/2038 (b)(c)(h)	3,143,000	3,147,328
Sixth Street CLO XX Ltd Series 2025-20A Class A1R, CME Term SOFR 3 month Index + 1.32%, 5.0004% 7/17/2038 (b)(c)(h)	2,523,000	2,527,017
Thunderbolt Aircraft Lease Series 2018-A Class A, 5.96% 9/15/2038 (b)(h)	34,033	34,066
Thunderbolt III Aircraft Lease Ltd Series 2019-1 Class A, 3.671% 11/15/2039 (h)	821,779	818,080
Voya CLO Ltd / Voya CLO LLC Series 2025-2A Class A1RR, CME Term SOFR 3 month Index + 1.31%, 4.9852% 1/20/2038 (b)(c)(h)	1,201,000	1,203,641
Voya CLO Ltd Series 2024-1A Class A1, CME Term SOFR 3 month Index + 1.52%, 5.1931% 4/15/2037 (b)(c)(h)	2,428,000	2,428,000
Voya CLO Ltd Series 2026-1AR Class A1AR, CME Term SOFR 3 month Index + 1.22%, 1.22% 7/15/2039 (b)(c)(h)	2,500,000	2,499,988
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		230,942,320
IRELAND - 0.0%
Volofin Finance Designated Activity Co Series 2024-1A Class A, 5.935% 6/15/2037 (h)	656,642	660,953
MULTI-NATIONAL - 0.2%
AIMCO CLO Ltd / AIMCO CLO LLC Series 2026-21A Class A1R, CME Term SOFR 3 month Index + 1.25%, 4.9252% 4/18/2039 (b)(c)(h)	4,097,000	4,102,506
Allegro CLO XV Ltd / Allegro CLO VX LLC Series 2025-1A Class A1R, CME Term SOFR 3 month Index + 1.18%, 4.8552% 4/20/2038 (b)(c)(h)	3,019,000	3,016,126
OCP CLO Ltd Series 2025-15A Class AR, CME Term SOFR 3 month Index + 1.25%, 4.9252% 1/20/2038 (b)(c)(h)	2,075,000	2,075,606
TOTAL MULTI-NATIONAL		9,194,238
UNITED STATES - 3.5%
AASET Ltd / AASET LLC Series 2025-1A Class A, 5.943% 2/16/2050 (h)	1,783,492	1,789,488
AASET Trust Series 2021-1A Class A, 2.95% 11/16/2041 (h)	1,146,465	1,105,123
AASET Trust Series 2021-2A Class A, 2.798% 1/15/2047 (h)	1,250,647	1,188,360
AASET US Ltd / AASET Intl Ltd Series 2024-1A Class A1, 6.261% 5/16/2049 (h)	1,800,420	1,829,785
AASET US Ltd / AASET Intl Ltd Series 2024-1A Class A2, 6.261% 5/16/2049 (h)	1,645,877	1,672,721
ACHV ABS Trust Series 2024-3AL Class A, 5.01% 12/26/2031 (h)	155,383	155,911
Affirm Master Trust Series 2025-2A Class A, 4.67% 7/15/2033 (h)	1,300,000	1,302,696
Affirm Master Trust Series 2025-3A Class A, 4.45% 10/16/2034 (h)	1,400,000	1,389,350
Affirm Master Trust Series 2026-1A Class A, 4.37% 2/15/2034 (h)	2,000,000	1,989,336
Affirm Master Trust Series 2026-2A Class A, 4.67% 4/16/2035 (h)	990,000	986,779
Aligned Data Centers Issuer LLC Series 2026-1A Class A2I, 5.909% 6/15/2056 (h)	2,250,000	2,255,010
Ally Auto Receivables Trust Series 2024-1 Class A3, 5.08% 12/15/2028	825,241	827,889
Altde Trust Series 2025-1A Class A, 5.9% 8/15/2050 (h)	2,375,393	2,384,094
Apollo Aviation Securitization Equity Trust Series 2020-1A Class A, 3.351% 1/16/2040 (h)	189,334	188,251
Apollo Aviation Securitization Equity Trust Series 2020-1A Class B, 4.335% 1/16/2040 (h)	75,129	74,614
ARI Fleet Lease Trust Series 2023-A Class A3, 5.33% 2/17/2032 (h)	989,161	992,306
AutoNation Finance Trust Series 2025-1A Class A2, 4.72% 4/10/2028 (h)	240,773	240,886
Avis Budget Rental Car Funding AESOP LLC Series 2024-2A Class A, 5.13% 10/20/2028 (h)	500,000	503,155
Avis Budget Rental Car Funding AESOP LLC Series 2025-1A Class A, 4.8% 8/20/2029 (h)	240,000	240,052
Avis Budget Rental Car Funding AESOP LLC Series 2026-4A Class A, 5.09% 12/20/2032 (h)	800,000	801,339
BHG Series 2025-2CON Class A, 4.84% 9/17/2036 (h)	500,161	497,433
BofA Auto Trust Series 2024-1A Class A3, 5.35% 11/15/2028 (h)	357,794	359,381
BofA Auto Trust Series 2025-1A Class A2A, 4.52% 11/22/2027 (h)	284,279	284,413
CarMax Auto Owner Trust Series 2023-4 Class A3, 6% 7/17/2028	743,066	748,230
CarMax Auto Owner Trust Series 2024-2 Class A3, 5.5% 1/16/2029	935,165	942,111
CarMax Auto Owner Trust Series 2024-4 Class A3, 4.6% 10/15/2029	298,789	299,503
CarMax Auto Owner Trust Series 2025-2 Class A2A, 4.59% 7/17/2028	755,949	756,726
Carmax Auto Owner Trust Series 2025-4 Class A3, 3.97% 12/16/2030	800,000	793,157
Carmax Auto Owner Trust Series 2025-4 Class B, 4.42% 7/15/2031	200,000	198,374
Carmax Select Receivables Trust Series 2026-A Class A2A, 4.03% 12/17/2029	370,000	369,017
Carmax Select Receivables Trust Series 2026-A Class A3, 3.99% 5/17/2032	145,000	143,481
Carvana Auto Receivables Trust Series 2026-P2 Class A3, 4.77% 4/10/2031	1,000,000	1,001,666
Castlelake Aircraft Securitization Trust Series 2018-1 Class A, 4.125% 6/15/2043 (h)	378,709	375,153
Castlelake Aircraft Securitization Trust Series 2019-1A Class A, 3.967% 4/15/2039 (h)	469,081	461,904
Castlelake Aircraft Securitization Trust Series 2019-1A Class B, 5.095% 4/15/2039 (h)	1,232,658	1,204,934
CCG Receivables Trust Series 2026-1 Class A2, 4.45% 1/17/2034 (h)	1,000,000	998,400
Chase Auto Owner Trust Series 2024-1A Class A3, 5.13% 5/25/2029 (h)	953,746	958,132
Citizens Auto Receivables Trust Series 2024-2 Class A3, 5.33% 8/15/2028 (h)	389,813	391,171
CNSL Series 2026-1A Class A2, 5.079% 3/20/2056 (h)	650,000	642,257
DB Master Finance LLC Series 2017-1A Class A2II, 4.03% 11/20/2047 (h)	3,139,685	3,107,805
DB Master Finance LLC Series 2021-1A Class A23, 2.791% 11/20/2051 (h)	658,950	585,879
DB Master Finance LLC Series 2025-1A Class A2I, 4.891% 8/20/2055 (h)	2,611,875	2,583,235
DB Master Finance LLC Series 2025-1A Class A2II, 5.165% 8/20/2055 (h)	2,119,350	2,096,188
DB Master Finance LLC Series 2026-1A Class A2I, 5.2% 5/20/2056 (h)	2,235,000	2,235,297
DB Master Finance LLC Series 2026-1A Class A2II, 5.432% 5/20/2056 (h)	1,890,000	1,893,214
Dext ABS LLC Series 2025-2 Class A2, 4.1% 4/17/2028 (h)	796,702	795,709
DLLAA Series 2023-1A Class A3, 5.64% 2/22/2028 (h)	348,860	350,929
DLLAD Series 2023-1A Class A3, 4.79% 1/20/2028 (h)	202,147	202,450
DLLAD Series 2024-1A Class A3, 5.3% 7/20/2029 (h)	598,000	603,536
Domino's Pizza Master Issuer LLC Series 2017-1A Class A23, 4.118% 7/25/2047 (h)	564,000	560,396
Domino's Pizza Master Issuer LLC Series 2019-1A Class A2, 3.668% 10/25/2049 (h)	1,031,040	989,642
Domino's Pizza Master Issuer LLC Series 2021-1A Class A2I, 2.662% 4/25/2051 (h)	1,566,698	1,488,826
Domino's Pizza Master Issuer LLC Series 2021-1A Class A2II, 3.151% 4/25/2051 (h)	6,604,248	6,059,014
Enterprise Fleet Financing LLC Series 2023-3 Class A2, 6.4% 3/20/2030 (h)	667,216	671,583
Enterprise Fleet Financing Series 2024-2 Class A3, 5.61% 4/20/2028 (h)	1,025,325	1,032,704
ESART Series 2026-1 Class A3, 4.67% 6/16/2031	1,300,000	1,301,141
Exeter Automobile Receivables Trust Series 2026-1A Class A3, 4.03% 3/15/2030	1,050,000	1,045,870
Exeter Select Automobile Receivables Trust Series 2025-1 Class A2, 4.83% 10/16/2028	54,576	54,612
Exeter Select Automobile Receivables Trust Series 2025-1 Class A3, 4.69% 4/15/2030	370,000	370,801
GGAM Master Trust International Ltd / LLC Series 2025-1A Class A, 5.923% 9/30/2060 (h)	6,570,201	6,528,192
GGAM Master Trust International Ltd / LLC Series 2026-1A Class A, 5.861% 9/30/2060 (h)	2,935,000	2,931,184
Gilead Aviation LLC Series 2025-1A Class A, 5.789% 3/15/2050 (h)	4,231,001	4,244,375
GMF Floorplan Owner Revolving Trust Series 2024-4A Class A1, 4.73% 11/15/2029 (h)	2,515,000	2,528,419
Goldentree Loan Management US CLO Ltd Series 2026-28A Class A, CME Term SOFR 3 month Index + 1.17%, 4.837% 10/20/2039 (b)(c)(h)	1,942,000	1,940,916
Green Lakes Park CLO LLC Series 2025-1A Class ARR, CME Term SOFR 3 month Index + 1.18%, 4.8466% 1/25/2038 (b)(c)(h)	3,110,000	3,107,111
HPEFS Equipment Trust Series 2024-2A Class A3, 5.36% 10/20/2031 (h)	289,110	289,819
Hyundai Auto Lease Securitization Trust Series 2025-B Class A2A, 4.58% 9/15/2027 (h)	812,552	813,477
Jersey Mike's Funding Series 2024-1A Class A2, 5.636% 2/15/2055 (h)	2,641,563	2,667,242
Jersey Mike's Funding Series 2025-1A Class A2, 5.61% 8/16/2055 (h)	1,935,375	1,954,357
John Deere Owner Trust Series 2025-A Class A2A, 4.23% 3/15/2028	443,823	444,038
Magnetite XXXVIII Ltd Series 2026-38A Class A1R, CME Term SOFR 3 month Index + 1.19%, 4.8822% 7/15/2039 (b)(c)(h)	3,176,000	3,176,556
Mercedes-Benz Auto Lease Trust Series 2024-A Class A3, 5.32% 1/18/2028	1,342,435	1,347,163
Mercedes-Benz Auto Lease Trust Series 2024-B Class A3, 4.23% 2/15/2028	840,776	840,782
Merchants Fleet Funding LLC Series 2023-1A Class A, 7.21% 5/20/2036 (h)	211,187	211,693
Merchants Fleet Funding LLC Series 2024-1A Class A, 5.82% 4/20/2037 (h)	881,917	886,031
Merchants Fleet Funding LLC Series 2025-1A Class A, 4.49% 1/20/2039 (h)	1,500,000	1,498,274
Navigator Aircraft Abs Ltd Series 2025-1 Class A, 5.107% 10/15/2050 (h)	4,655,545	4,553,363
Nissan Auto Lease Trust Series 2026-A Class A3, 3.87% 3/15/2029	490,000	485,932
OCCU Auto Receivables Trust Series 2025-1A Class A3, 4.81% 11/15/2029 (h)	400,000	401,267
OCP CLO Ltd Series 2025-8RA Class AR2, CME Term SOFR 3 month Index + 1.22%, 4.9004% 10/17/2038 (b)(c)(h)	3,130,000	3,131,809
Onemain Financial Issuance Trust Series 2021-1A Class A1, 1.55% 6/16/2036 (h)	380,893	373,721
OneMain Financial Issuance Trust Series 2025-1A Class A, 4.82% 7/14/2038 (h)	100,000	100,017
Oportun Issuance Trust Series 2025-B Class A, 4.88% 5/9/2033 (h)	700,000	699,492
Oportun Issuance Trust Series 2025-C Class A, 4.49% 7/8/2033 (h)	2,500,000	2,487,373
Oportun Issuance Trust Series 2025-D Class A, 4.53% 2/8/2033 (h)	1,300,000	1,292,123
Optn Series 2026-A Class A, 4.32% 1/9/2034 (h)	1,110,000	1,099,721
OWN Equipment Fund I LLC Series 2024-2M Class A, 5.7% 12/20/2032 (h)	733,858	738,855
PEAC Solutions Receivables LLC Series 2026-1A Class A2, 4.27% 10/20/2028 (h)	960,000	956,166
PEAC Solutions Receivables LLC Series 2026-1A Class A3, 4.39% 7/20/2033 (h)	700,000	694,425
Phantom Aviation Series 2026-1A Class A, 5.24% 1/15/2051 (h)	2,214,940	2,171,898
Pk Alift Loan Funding 3 LP Series 2024-1 Class A1, 5.842% 9/15/2039 (h)	442,290	447,770
Planet Fitness Master Issuer LLC Series 2019-1A Class A2, 3.858% 12/5/2049 (h)	7,247,185	6,951,544
Planet Fitness Master Issuer LLC Series 2022-1A Class A2II, 4.008% 12/5/2051 (h)	2,522,055	2,357,436
Planet Fitness Master Issuer LLC Series 2025-1A Class A2I, 5.274% 12/6/2055 (h)	2,154,600	2,137,690
Post Road Equipment Finance LLC Series 2026-1A Class A2, 4.47% 1/18/2033 (h)	500,000	498,500
PRMI Securitization Trust Series 2024-CMG1 Class A1, U.S. 30-Day Avg. SOFR Index + 1.3%, 5.0423% 7/25/2054 (b)(c)(h)	780,622	779,039
PRPM Trust Series 2023-RCF2 Class A1, 4% 11/25/2053 (b)(h)	537,494	529,920
RKTL Series 2026-1A Class A, 4.07% 2/26/2035 (h)	1,610,967	1,607,537
RKTL Series 2026-2A Class A, 4.33% 5/25/2035 (h)	1,514,265	1,512,235
SBA Tower Trust Series 2020, 2.328% 7/15/2052 (h)	1,037,000	998,447
SBNA Auto Lease Trust Series 2024-B Class A3, 5.56% 11/22/2027 (h)	441,380	441,926
SBNA Auto Lease Trust Series 2024-C Class A3, 4.56% 2/22/2028 (h)	600,279	600,886
SCLP Series 2025-2 Class A, 4.82% 6/25/2034 (h)	567,931	568,693
SFS Auto Receivables Securitization Trust Series 2024-2A Class A3, 5.33% 11/20/2029 (h)	686,059	690,269
SFS Auto Receivables Securitization Trust Series 2026-1A Class A2A, 3.91% 8/20/2029 (h)	300,000	299,180
SFS Auto Receivables Securitization Trust Series 2026-1A Class A3, 3.96% 7/21/2031 (h)	400,000	394,979
SLAM Ltd Series 2025-1A Class A, 5.807% 5/15/2050 (h)	2,013,508	2,024,367
SoFi Consumer Loan Program Trust Series 2025-3 Class A, 4.47% 8/15/2034 (h)	778,479	778,652
Subway Funding LLC Series 2024-1A Class A23, 6.505% 7/30/2054 (h)	2,692,990	2,700,400
Subway Funding LLC Series 2024-1A Class A2I, 6.028% 7/30/2054 (h)	5,165,340	5,187,045
Subway Funding LLC Series 2024-1A Class A2II, 6.268% 7/30/2054 (h)	3,070,245	3,088,319
Subway Funding LLC Series 2024-3A Class A23, 5.914% 7/30/2054 (h)	3,808,010	3,680,364
Subway Funding LLC Series 2024-3A Class A2I, 5.246% 7/30/2054 (h)	3,970,535	3,898,624
Subway Funding LLC Series 2024-3A Class A2II, 5.566% 7/30/2054 (h)	1,878,395	1,839,238
Taco Bell Fdg LLC Series 2025-1A Class A2I, 4.821% 8/25/2055 (h)	4,555,000	4,502,427
Terwin Mortgage Trust Series 2003-4HE Class A1, CME Term SOFR 1 month Index + 0.9745%, 4.6228% 9/25/2034 (b)(c)	3,416	3,731
Towd Point Mortgage Trust Series 2018-5 Class A1A, 3.25% 7/25/2058 (h)	667,061	662,991
Upg HI Issuer Trust Series 2026-1 Class A, 5.03% 2/25/2048 (h)	295,284	294,215
Upgrade Master Pass-Thru Trust Series 2026-ST2 Class A, 4.413% 6/15/2034 (h)	1,125,160	1,124,104
Upstart Securitization Trust Series 2026-3 Class A2, 4.77% 7/20/2036 (h)	255,000	254,910
VCAT Asset Securitization LLC Series 2026-NPL2 Class A1, 5.062% 2/25/2056 (h)(i)	536,084	534,092
VCAT LLC Series 2026-NPL3 Class A1, 5.567% 5/25/2056 (b)(h)	663,602	663,514
Verd Series 2025-1A Class A2, 4.85% 3/13/2028 (h)	878,391	880,142
Volvo Financial Equipment LLC Series 2025-1A Class A2, 4.41% 11/15/2027 (h)	248,801	248,932
Westlake Automobile Receivables Trust Series 2026-1A Class A3, 4.01% 7/16/2029 (h)	700,000	697,121
Wheels Fleet Lease Funding LLC Series 2024-1A Class A1, 5.49% 2/18/2039 (h)	651,847	656,412
Wheels Fleet Lease Funding LLC Series 2024-2A Class A1, 4.87% 6/21/2039 (h)	1,725,334	1,732,766
Wheels Fleet Lease Funding LLC Series 2025-3A Class A1, 4.08% 9/18/2040 (h)	500,000	496,338
Willis Engine Structured Trust Series 2025-A Class A, 5.582% 6/15/2050 (h)	2,450,718	2,456,197
Willis Engine Structured Trust VII Series 2023-A Class A, 8% 10/15/2048 (h)	95,124	96,173
Willis Engine Structured Trust VII Series 2025-B Class A, 5.159% 12/15/2050 (h)	1,756,909	1,742,112
World Omni Auto Receivables Trust Series 2023-B Class A3, 4.66% 5/15/2028	326,070	326,396
World Omni Auto Receivables Trust Series 2023-C Class A3, 5.15% 11/15/2028	300,401	301,327
TOTAL UNITED STATES		177,654,170
TOTAL ASSET-BACKED SECURITIES (Cost $462,424,201)		461,604,180

Bank Notes - 0.2%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.2%
Financials - 0.2%
Banks - 0.2%
Capital One NA ICE IBA - USD SOFR SPREAD-ADJ ICE SWAP RATE 5Y + 1.73%, 5.974% 8/9/2028 (b)(c)	1,567,000	1,597,464
Keybank National Association 6.95% 2/1/2028	800,000	827,122
Morgan Stanley Bank NA 4.788% 5/10/2030 (b)	1,572,000	1,573,552
Regions Bank/Birmingham AL 6.45% 6/26/2037	4,383,000	4,674,136

TOTAL UNITED STATES		8,672,274
TOTAL BANK NOTES (Cost $9,744,754)		8,672,274

Collateralized Mortgage Obligations - 1.6%
	Principal Amount (a)	Value ($)
UNITED STATES - 1.6%
Angel Oak Mortgage Trust 2026-2 Series 2026-2 Class A1FC, 4.628% 2/25/2071 (b)(h)	1,112,455	1,100,929
BINOM Securitization Trust Series 2022-RPL1 Class A1, 3% 2/25/2061 (b)(h)	2,008,055	1,866,458
BRAVO Residential Funding Trust Series 2022-RPL1 Class A1, 2.75% 9/25/2061 (h)	3,252,291	2,966,241
BRAVO Residential Funding Trust Series 2023-RPL1 Class A1, 5% 5/25/2063 (h)	1,377,843	1,362,884
BRAVO Residential Funding Trust Series 2025-NQM5 Class A1, 5.496% 2/25/2065 (b)(h)	447,897	449,100
BRAVO Residential Funding Trust Series 2026-NQM3 Class A1FC, 4.922% 11/25/2065 (h)(i)	748,258	744,614
CFMT LLC Series 2024-HB15 Class A, 4% 8/25/2034 (b)(h)	380,684	379,242
Cross 2026-Nqm2 Mtg Tr Series 2026-NQM2 Class A1FC, 4.735% 3/25/2061 (b)(h)	478,729	475,101
Fannie Mae Guaranteed REMIC Series 2017-32 Class PA, 2.7% 5/25/2047	4,176,093	3,811,356
Fannie Mae Guaranteed REMIC Series 2017-37 Class AB, 2.55% 9/25/2046	797,394	723,959
Fannie Mae Guaranteed REMIC Series 2020-51 Class BA, 2% 6/25/2046	741,269	672,501
Fannie Mae Guaranteed REMIC Series 2021-21 Class HG, 2% 11/25/2047	347,289	311,769
Fannie Mae Guaranteed REMIC Series 2021-45 Class DA, 3% 7/25/2051	549,155	488,420
Fannie Mae Guaranteed REMIC Series 2021-66 Class DA, 2% 1/25/2048	97,723	83,068
Fannie Mae Guaranteed REMIC Series 2021-66 Class DM, 2% 1/25/2048	103,852	88,278
Fannie Mae Guaranteed REMIC Series 2021-69 Class JK, 1.5% 10/25/2051	304,722	261,899
Fannie Mae Guaranteed REMIC Series 2021-85 Class L, 2.5% 8/25/2048	86,228	76,738
Fannie Mae Guaranteed REMIC Series 2021-95 Class BA, 2.5% 6/25/2049	942,455	840,704
Fannie Mae Guaranteed REMIC Series 2021-95, 2.5% 9/25/2048	621,813	555,653
Fannie Mae Guaranteed REMIC Series 2021-96 Class AH, 2.5% 3/25/2049	1,408,512	1,261,080
Fannie Mae Guaranteed REMIC Series 2021-96 Class HA, 2.5% 2/25/2050	134,446	119,485
Fannie Mae Guaranteed REMIC Series 2022-1 Class KA, 3% 5/25/2048	306,392	285,608
Fannie Mae Guaranteed REMIC Series 2022-11 Class B, 3% 6/25/2049	369,351	340,992
Fannie Mae Guaranteed REMIC Series 2022-13 Class HA, 3% 8/25/2046	264,809	251,123
Fannie Mae Guaranteed REMIC Series 2022-13 Class JA, 3% 5/25/2048	314,118	292,913
Fannie Mae Guaranteed REMIC Series 2022-18 Class DL, 3.25% 7/25/2046	575,109	543,407
Fannie Mae Guaranteed REMIC Series 2022-2 Class TH, 2.5% 2/25/2052	168,678	155,430
Fannie Mae Guaranteed REMIC Series 2022-25 Class AB, 4% 9/25/2047	413,423	403,073
Fannie Mae Guaranteed REMIC Series 2022-3 Class D, 2% 2/25/2048	891,628	804,137
Fannie Mae Guaranteed REMIC Series 2022-3 Class N, 2% 10/25/2047	2,432,943	2,177,336
Fannie Mae Guaranteed REMIC Series 2022-4 Class B, 2.5% 5/25/2049	97,711	87,337
Fannie Mae Guaranteed REMIC Series 2022-49 Class TC, 4% 12/25/2048	248,765	243,366
Fannie Mae Guaranteed REMIC Series 2022-5 Class BA, 2.5% 12/25/2049	398,157	347,905
Fannie Mae Guaranteed REMIC Series 2022-5 Class DA, 2.25% 11/25/2047	1,092,542	987,136
Fannie Mae Guaranteed REMIC Series 2022-53 Class FG, U.S. 30-Day Avg. SOFR Index + 0.8%, 4.4278% 8/25/2052 (b)(c)	973,299	967,063
Fannie Mae Guaranteed REMIC Series 2022-56 Class FJ, U.S. 30-Day Avg. SOFR Index + 0.8%, 4.4278% 9/25/2052 (b)(c)	2,021,924	2,008,970
Fannie Mae Guaranteed REMIC Series 2022-64 Class GF, U.S. 30-Day Avg. SOFR Index + 0.8%, 4.4278% 10/25/2052 (b)(c)	657,297	653,697
Fannie Mae Guaranteed REMIC Series 2022-67 Class FA, U.S. 30-Day Avg. SOFR Index + 0.8%, 4.4278% 10/25/2052 (b)(c)	2,337,246	2,322,254
Fannie Mae Guaranteed REMIC Series 2022-7 Class A, 3% 5/25/2048	432,695	403,470
Fannie Mae Guaranteed REMIC Series 2022-7 Class E, 2.5% 11/25/2047	890,262	813,629
Fannie Mae Guaranteed REMIC Series 2022-9 Class DJ, 3.25% 3/25/2049	331,402	308,488
Fannie Mae Guaranteed REMIC Series 2023-53 Class FD, U.S. 30-Day Avg. SOFR Index + 1.5%, 5.1278% 11/25/2053 (b)(c)	443,304	449,868
Fannie Mae Guaranteed REMIC Series 2023-54 Class FD, U.S. 30-Day Avg. SOFR Index + 1.45%, 5.0778% 11/25/2053 (b)(c)	1,052,798	1,067,980
Fannie Mae Guaranteed REMIC Series 2023-56 Class FC, U.S. 30-Day Avg. SOFR Index + 1.5%, 5.1278% 11/25/2053 (b)(c)	219,924	223,178
Fannie Mae Guaranteed REMIC Series 2024-41 Class FB, U.S. 30-Day Avg. SOFR Index + 1.53%, 5.1578% 7/25/2054 (b)(c)	482,506	488,717
Fannie Mae Guaranteed REMIC Series 2024-7 Class FB, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8278% 9/25/2053 (b)(c)	505,404	509,557
Fannie Mae Guaranteed REMIC Series 2024-90 Class FD, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8278% 12/25/2054 (b)(c)	1,730,089	1,742,279
Fannie Mae Guaranteed REMIC Series 2024-93 Class FG, U.S. 30-Day Avg. SOFR Index + 1.1%, 4.7278% 12/25/2054 (b)(c)	1,055,606	1,064,204
Fannie Mae Mortgage pass-thru certificates Series 1999-57 Class PH, 6.5% 12/25/2029	7,404	7,518
Fannie Mae Mortgage pass-thru certificates Series 2020-55 Class A, 2% 5/25/2043	336,365	313,223
Fannie Mae Mortgage pass-thru certificates Series 2020-63 Class DA, 2% 9/25/2045	174,318	161,119
Fannie Mae Mortgage pass-thru certificates Series 2024-100 Class EF, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8278% 6/25/2054 (b)(c)	733,981	739,413
Fannie Mae Mortgage pass-thru certificates Series 2025-33 Class FC, U.S. 30-Day Avg. SOFR Index + 1.6%, 5.2278% 8/25/2054 (b)(c)	944,582	959,430
Fannie Mae Mortgage pass-thru certificates Series 2025-4 Class FH, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8278% 9/25/2054 (b)(c)	418,390	421,122
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class AF, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.0278% 2/25/2055 (b)(c)	498,802	503,745
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class DF, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.0278% 9/25/2054 (b)(c)	598,851	604,523
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class FB, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8278% 2/25/2055 (b)(c)	910,747	918,716
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class FE, U.S. 30-Day Avg. SOFR Index + 1.15%, 4.7778% 2/25/2055 (b)(c)	454,622	457,992
Fannie Mae Series 2022-30 Class E, 4.5% 7/25/2048	821,865	806,914
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5159 Class EA, 2.5% 8/25/2048	283,269	252,351
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5159 Class GC, 2% 11/25/2047	76,520	68,196
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5164 Class M, 2.5% 7/25/2048	289,035	257,792
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5165 Class PC, 1.5% 11/25/2051	378,021	328,000
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5001 Class A, 2% 1/25/2045	208,224	196,572
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5141 Class JM, 1.5% 4/25/2051	232,113	198,232
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5148 Class AD, 1.5% 10/25/2051	305,401	264,197
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5148 Class PC, 1.5% 10/25/2051	299,101	256,425
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5169 Class TP, 2.5% 6/25/2049	287,697	256,242
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5175 Class CB, 2.5% 4/25/2050	486,169	426,698
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5180 Class KA, 2.5% 10/25/2047	95,408	86,946
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5182 Class A, 2.5% 10/25/2048	657,557	587,237
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5189 Class DA, 2.5% 5/25/2049	237,945	212,295
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5189 Class TP, 2.5% 5/25/2049	220,433	196,689
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5190 Class BA, 2.5% 11/25/2047	231,679	211,006
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5190 Class CA, 2.5% 5/25/2049	185,026	165,021
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5191 Class CA, 2.5% 4/25/2050	113,782	100,195
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5197 Class A, 2.5% 6/25/2049	185,027	165,022
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5197 Class DA, 2.5% 11/25/2047	175,637	160,087
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5198 Class BA, 2.5% 11/25/2047	810,945	742,497
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5202 Class LB, 2.5% 10/25/2047	188,228	171,774
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5209 Class EA, 3% 8/25/2050	477,612	436,659
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5209 Class EJ, 3% 8/25/2050	477,612	436,659
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5236 Class P, 5% 4/25/2048	295,044	295,281
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5237 Class FP, U.S. 30-Day Avg. SOFR Index + 0.55%, 4.1778% 7/25/2052 (b)(c)	184,823	183,350
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5250 Class FA, U.S. 30-Day Avg. SOFR Index + 0.67%, 4.2978% 8/25/2052 (b)(c)	415,334	411,875
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5254 Class FG, U.S. 30-Day Avg. SOFR Index + 0.75%, 4.3778% 9/25/2052 (b)(c)	712,619	707,394
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5266 Class CD, 4.5% 10/25/2044	713,987	709,844
Freddie Mac Multifamily Structured pass-thru certificates Series 2023-5330 Class FA, U.S. 30-Day Avg. SOFR Index + 1.05%, 4.6778% 8/25/2053 (b)(c)	897,215	901,876
Freddie Mac Multifamily Structured pass-thru certificates Series 2023-5354 Class FC, U.S. 30-Day Avg. SOFR Index + 1.45%, 5.0778% 10/25/2053 (b)(c)	655,000	665,951
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-5425 Class FK, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8278% 6/25/2054 (b)(c)	599,462	604,647
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-5459 Class FD, U.S. 30-Day Avg. SOFR Index + 1%, 4.6278% 10/25/2054 (b)(c)	809,020	814,009
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-5476 Class FB, U.S. 30-Day Avg. SOFR Index + 1.1%, 4.7278% 11/25/2054 (b)(c)	1,568,632	1,579,357
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5499 Class NF, U.S. 30-Day Avg. SOFR Index + 1.15%, 4.7778% 2/25/2055 (b)(c)	1,776,694	1,787,676
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5499 Class WF, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8278% 2/25/2055 (b)(c)	310,011	310,929
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5500 Class FV, U.S. 30-Day Avg. SOFR Index + 1.25%, 4.8778% 10/25/2054 (b)(c)	639,304	644,287
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5509 Class FB, U.S. 30-Day Avg. SOFR Index + 1.15%, 4.7778% 2/25/2055 (b)(c)	651,006	655,745
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5529 Class CF, U.S. 30-Day Avg. SOFR Index + 1.05%, 4.6778% 4/25/2055 (b)(c)	819,463	822,540
Ginnie Mae REMIC pass-thru certificates Series 2007-35 Class SC, CME Term SOFR 1 month Index x 39.5131%, 17.7144% 6/16/2037 (b)(c)	2,161	2,342
GS Mortgage-Backed Securities Trust Series 2024-RPL2 Class A1, 3.75% 7/25/2061 (h)	389,513	380,078
GS Mortgage-Backed Securities Trust Series 2024-RPL4 Class A1, 3.9% 9/25/2061 (h)(i)	164,265	161,959
HOMES 2026-NQM4 Trust Series 2026-NQM4 Class A1FC, 5.502% 6/25/2061 (h)(i)	594,167	595,068
J P Morgan Mortgage Trust Series 2026-NQX1 Class A1, 5.5% 7/25/2066 (b)(h)	1,035,879	1,033,778
JP Morgan Mortgage Trust Series 2025-NQM2 Class A1, 5.567% 9/25/2065 (b)(h)	528,919	529,967
MFRA Trust Series 2024-RPL1 Class A1, 4.25% 2/25/2066 (b)(h)	399,640	380,483
Morgan Stanley Residential Mortgage Loan Trust Series 2025-NQM3 Class A1, 5.53% 5/25/2070 (b)(h)	537,266	538,280
Morgan Stanley Residential Mortgage Loan Trust Series 2026-NQM3 Class A1FC, 5.134% 3/25/2071 (b)(h)	281,634	280,386
New Residential Mortgage Loan Trust Series 2025-NQM7 Class A1FC, 4.949% 10/26/2065 (b)(h)	525,632	523,160
NYMT Loan Trust Series 2021-CP1 Class A1, 2.0424% 7/25/2061 (h)	891,492	834,437
NYMT Loan Trust Series 2024-CP1 Class A1, 3.75% 2/25/2068 (h)	544,039	502,797
OBX Trust Series 2025-NQM10 Class A1, 5.453% 5/25/2065 (h)(i)	914,997	916,789
OBX Trust Series 2026-R2 Class A1FC, 5.364% 3/25/2063 (b)(h)	1,353,736	1,353,260
Ocwen Loan Investment Trust Series 2024-HB1 Class A, 3% 2/25/2037 (h)	86,344	85,548
Olit Series 2025-HB2 Class A, 3% 11/25/2038 (b)(h)	625,122	610,324
Olit Series 2026-HB2 Class A, 3% 5/25/2039 (b)(h)	2,200,000	2,152,854
Olit Series 2026-HB3 Class A, 3% 6/25/2039 (b)(h)	1,400,000	1,369,760
Onity Loan Investment Trust 2024-Hb2 Series 2024-HB2 Class A, 5% 8/25/2037 (h)	192,680	192,601
PRET Series 2025-RPL3 Class A1, 4.15% 4/25/2065 (h)(i)	810,448	785,368
PRPM Trust Series 2025-RCF3 Class A1, 5.25% 7/25/2055 (b)(h)	435,268	434,527
PRPM LLC Series 2024-RCF4 Class A1, 4% 7/25/2054 (h)	224,386	221,443
PRPM LLC Series 2024-RPL2 Class A1, 3.5% 5/25/2054 (b)(h)	958,920	931,662
PRPM Series 2026-RCF4 Class A1, 5.25% 6/25/2056 (h)(i)	700,000	697,092
PRPM Trust Series 2026-RCF3 Class A1, 5.25% 5/25/2056 (h)	458,772	456,761
Rco Mortgage LLC Series 2026-1 Class A1, 5.5358% 3/25/2031 (b)(h)	940,330	933,878
Sequoia Mortgage Trust Series 2004-6 Class A3B, CME Term SOFR 6 month Index + 1.3083%, 5.0516% 7/20/2034 (b)(c)	650	608
Towd Point Mortgage Trust Series 2018-1 Class A2, 3.25% 1/25/2058 (h)	700,000	687,381
Towd Point Mortgage Trust Series 2022-1 Class A1, 3.75% 7/25/2062 (h)	1,024,273	965,925
Verus Securitization Trust 2026-5 Series 2026-5 Class A1FC, 5.362% 5/25/2071 (b)(h)	500,000	500,475
Verus Securitization Trust Series 2025-6 Class A1, 5.417% 7/25/2070 (h)(i)	800,581	802,061
Verus Securitization Trust Series 2026-2 Class A1FC, 4.507% 2/25/2071 (h)(i)	1,708,668	1,691,328
TOTAL UNITED STATES		83,300,244
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $82,861,131)		83,300,244

Commercial Mortgage Securities - 5.7%
	Principal Amount (a)	Value ($)
UNITED STATES - 5.7%
ALA Trust Series 2025-OANA Class A, CME Term SOFR 1 month Index + 1.7426%, 5.3686% 6/15/2040 (b)(c)(h)	2,180,000	2,189,538
Ares Commercial Mortgage Trust Series 2026-GCP Class A, CME Term SOFR 1 month Index + 1.25%, 4.8754% 2/15/2043 (b)(c)(h)	1,708,000	1,708,000
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR Class ANM, 3.112% 11/5/2032 (h)	1,541,418	1,512,812
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR Class BNM, 3.465% 11/5/2032 (h)	491,000	475,411
BANK Series 2017-BNK5 Class ASB, 3.179% 6/15/2060	254,544	253,183
BANK Series 2018-BN10 Class A4, 3.428% 2/15/2061	1,684,556	1,655,411
BANK Series 2018-BN10 Class ASB, 3.641% 2/15/2061	140,509	139,568
BANK Series 2019-BN19 Class ASB, 3.071% 8/15/2061	524,329	513,968
BANK Series 2019-BN21 Class A5, 2.851% 10/17/2052	373,546	352,200
BANK Series 2019-BN23 Class ASB, 2.846% 12/15/2052	139,042	135,028
BANK Series 2021-BN33 Class XA, 0.9772% 5/15/2064 (b)(k)	12,186,565	430,889
BANK Series 2023-BNK46 Class A4, 5.745% 8/15/2056	900,000	932,939
BANK5 Series 2025-5YR19 Class XB, 0.5997% 12/15/2058 (b)(k)	2,300,000	60,164
BANK5 Series 2026-5YR21 Class A3, 5.525% 4/15/2059	1,500,000	1,537,194
Barings Issuer LLC Series 2026-SBP Class A, 4.82% 2/26/2059 (h)	3,581,559	3,534,060
BBCMS Mortgage Trust Series 2022-C14 Class ASB, 2.901% 2/15/2055	660,000	625,385
BBCMS Mortgage Trust Series 2023-C21 Class A3, 6.2963% 9/15/2056 (b)	1,817,000	1,881,801
Benchmark Mortgage Trust Series 2018-B4 Class A5, 4.121% 7/15/2051	778,315	765,566
Benchmark Mortgage Trust Series 2018-B8 Class A5, 4.2317% 1/15/2052	5,335,798	5,233,881
Benchmark Mortgage Trust Series 2019-B10 Class A4, 3.717% 3/15/2062	1,021,545	991,208
Benchmark Mortgage Trust Series 2021-B27 Class XA, 1.3473% 7/15/2054 (b)(k)	2,649,520	112,485
BLP Commercial Mortgage Trust Series 2024-IND2 Class A, CME Term SOFR 1 month Index + 1.3422%, 4.9675% 3/15/2041 (b)(c)(h)	1,292,968	1,294,180
BMO Mortgage Trust Series 2022-C3 Class ASB, 5.325% 9/15/2054 (b)	700,000	712,536
BMO Mortgage Trust Series 2025-5C13 Class A2, 4.7355% 12/15/2058	600,000	596,231
BMP Commercial Mortgage Trust Series 2024-MF23 Class A, CME Term SOFR 1 month Index + 1.3719%, 4.9973% 6/15/2041 (b)(c)(h)	2,329,000	2,330,456
BMP Commercial Mortgage Trust Series 2024-MF23 Class B, CME Term SOFR 1 month Index + 1.6416%, 5.267% 6/15/2041 (b)(c)(h)	1,150,000	1,151,078
BMP Commercial Mortgage Trust Series 2024-MF23 Class C, CME Term SOFR 1 month Index + 1.8413%, 5.4667% 6/15/2041 (b)(c)(h)	813,000	814,524
Bridge Commercial Mortgage Trust Series 2026-MF Class A, CME Term SOFR 1 month Index + 1.25%, 4.85% 6/15/2039 (b)(c)(h)	1,300,000	1,302,031
BX 2019 Trust Series 2019-OC11 Class XA, 0.742% 12/9/2041 (b)(h)(k)	61,700,000	1,348,083
BX 2025-DIME Trust Series 2025-DIME Class A, CME Term SOFR 1 month Index + 1.15%, 4.7754% 2/15/2035 (b)(c)(h)	3,350,000	3,342,124
BX 2025-ROIC Trust Series 2025-ROIC Class A, CME Term SOFR 1 month Index + 1.1438%, 4.7692% 3/15/2030 (b)(c)(h)	10,810,751	10,790,482
BX 2025-ROIC Trust Series 2025-ROIC Class B, CME Term SOFR 1 month Index + 1.3935%, 5.0189% 3/15/2030 (b)(c)(h)	1,286,879	1,283,662
BX 2025-ROIC Trust Series 2025-ROIC Class C, CME Term SOFR 1 month Index + 1.69%, 5.1687% 3/15/2030 (b)(c)(h)	1,812,235	1,807,704
BX Commercial Mortgage 2025 Trust Series 2025-SPOT Class A, CME Term SOFR 1 month Index + 1.4434%, 5.0688% 4/15/2040 (b)(c)(h)	6,319,295	6,323,245
BX Commercial Mortgage Trust Series 2019-IMC Class A, CME Term SOFR 1 month Index + 1.0463%, 4.6713% 4/15/2034 (b)(c)(h)	1,082,836	1,077,798
BX Commercial Mortgage Trust Series 2019-IMC Class B, CME Term SOFR 1 month Index + 1.3463%, 4.9713% 4/15/2034 (b)(c)(h)	1,864,321	1,854,249
BX Commercial Mortgage Trust Series 2019-IMC Class C, CME Term SOFR 1 month Index + 1.6463%, 5.2713% 4/15/2034 (b)(c)(h)	1,232,474	1,224,891
BX Commercial Mortgage Trust Series 2019-IMC Class D, CME Term SOFR 1 month Index + 1.9463%, 5.5713% 4/15/2034 (b)(c)(h)	1,293,785	1,284,854
BX Commercial Mortgage Trust Series 2021-PAC Class A, CME Term SOFR 1 month Index + 0.8036%, 4.4286% 10/15/2036 (b)(c)(h)	5,017,787	5,016,219
BX Commercial Mortgage Trust Series 2021-PAC Class B, CME Term SOFR 1 month Index + 1.0133%, 4.6383% 10/15/2036 (b)(c)(h)	733,467	731,898
BX Commercial Mortgage Trust Series 2021-PAC Class C, CME Term SOFR 1 month Index + 1.2131%, 4.8381% 10/15/2036 (b)(c)(h)	981,551	979,389
BX Commercial Mortgage Trust Series 2021-PAC Class D, CME Term SOFR 1 month Index + 1.4128%, 5.0378% 10/15/2036 (b)(c)(h)	952,598	949,360
BX Commercial Mortgage Trust Series 2021-PAC Class E, CME Term SOFR 1 month Index + 2.062%, 5.687% 10/15/2036 (b)(c)(h)	3,312,521	3,301,255
BX Commercial Mortgage Trust Series 2022-IND Class A, CME Term SOFR 1 month Index + 1.491%, 5.1164% 4/15/2037 (b)(c)(h)(j)	1,337,860	1,338,278
BX Commercial Mortgage Trust Series 2024-GPA3 Class A, CME Term SOFR 1 month Index + 1.2928%, 4.9182% 12/15/2039 (b)(c)(h)	1,133,588	1,135,714
BX Commercial Mortgage Trust Series 2024-MDHS Class A, 5.2667% 5/15/2041 (b)(h)	3,115,056	3,118,950
BX Commercial Mortgage Trust Series 2024-XL5 Class A, CME Term SOFR 1 month Index + 1.3917%, 5.017% 3/15/2041 (b)(c)(h)	4,924,777	4,930,933
BX Commercial Mortgage Trust Series 2026-XL6 Class A, CME Term SOFR 1 month Index + 1.2%, 4.8254% 3/15/2043 (b)(c)(h)	4,741,580	4,741,580
BX Commercial Mortgage Trust Series 2026-XL6 Class B, CME Term SOFR 1 month Index + 1.45%, 5.0754% 3/15/2043 (b)(c)(h)	626,605	627,975
BX Series 2026-ORBT Class A, 5.03% 7/15/2043 (b)(h)	4,565,000	4,565,000
BX Trust Series 2021-BXMF Class A, CME Term SOFR 1 month Index + 0.7504%, 4.3754% 10/15/2026 (b)(c)(h)	787,848	787,602
BX Trust Series 2022-IND Class B, CME Term SOFR 1 month Index + 1.94%, 5.5654% 4/15/2037 (b)(c)(h)(j)	1,685,794	1,686,848
BX Trust Series 2022-IND Class C, CME Term SOFR 1 month Index + 2.29%, 5.9154% 4/15/2037 (b)(c)(h)(j)	380,607	380,964
BX Trust Series 2022-IND Class D, CME Term SOFR 1 month Index + 2.839%, 6.4644% 4/15/2037 (b)(c)(h)(j)	318,701	319,198
BX Trust Series 2024-CNYN Class A, CME Term SOFR 1 month Index + 1.4419%, 5.0673% 4/15/2041 (b)(c)(h)	4,163,501	4,168,705
BX Trust Series 2024-CNYN Class B, CME Term SOFR 1 month Index + 1.6915%, 5.3169% 4/15/2041 (b)(c)(h)	671,300	672,139
BX Trust Series 2024-CNYN Class C, CME Term SOFR 1 month Index + 1.9412%, 5.5666% 4/15/2041 (b)(c)(h)	557,200	557,897
BX Trust Series 2024-XL4 Class A, CME Term SOFR 1 month Index + 1.442%, 5.0674% 2/15/2039 (b)(c)(h)	2,980,344	2,985,932
BX Trust Series 2024-XL4 Class B, CME Term SOFR 1 month Index + 1.7915%, 5.4169% 2/15/2039 (b)(c)(h)(j)	373,479	374,179
BX Trust Series 2024-XL5 Class B, CME Term SOFR 1 month Index + 1.6912%, 5.3166% 3/15/2041 (b)(c)(h)(j)	1,122,800	1,124,554
BX Trust Series 2024-XL5 Class C, CME Term SOFR 1 month Index + 1.9409%, 5.5663% 3/15/2041 (b)(c)(h)	1,491,000	1,493,796
BX Trust Series 2025-TAIL Class A, CME Term SOFR 1 month Index + 1.4%, 5.0254% 6/15/2035 (b)(c)(h)	1,203,000	1,206,043
BX Trust Series 2026-ALOHA Class A, 4.9754% 4/15/2043 (b)(h)	4,116,000	4,118,573
BX Trust Series 2026-CIP Class A, CME Term SOFR 1 month Index + 1.2%, 4.8254% 5/15/2038 (b)(c)(h)	4,331,349	4,342,192
BX Trust Series 2026-LP3 Class A, 5.0054% 4/15/2043 (h)	5,183,865	5,200,065
Cent Trust Series 2025-CITY Class A, 4.92% 7/10/2040 (b)(h)	2,587,000	2,583,914
Cent Trust Series 2025-CITY Class X, 0.2082% 7/10/2040 (h)(k)	23,900,000	140,023
CF Hippolyta Issuer LLC Series 2021-1A Class A1, 1.53% 3/15/2061 (h)	5,258,853	4,140,881
Citigroup Commercial Mortgage Trust Series 2020-GC46 Class AAB, 2.614% 2/15/2053	517,131	497,468
COMM Mortgage Trust Series 2017-COR2 Class ASB, 3.317% 9/10/2050	135,278	134,474
Computershare Corporate Trust Series 2018-C48 Class A5, 4.302% 1/15/2052	2,174,228	2,146,480
CSTL Commercial Mortgage Trust Series 2026-GATE3 Class A, 4.6945% 2/10/2043 (b)(h)	300,000	297,679
DTP Commercial Mortgage Trust Series 2023-STE2 Class A, 5.8433% 1/15/2041 (b)(h)	775,000	777,285
ELP Series 2025-ELP Class A, 4.6039% 11/13/2042 (b)(h)	2,136,000	2,108,660
Extended Stay America Trust Series 2025-ESH Class A, CME Term SOFR 1 month Index + 1.3%, 4.9254% 10/15/2042 (b)(c)(h)	6,202,579	6,216,147
Extended Stay America Trust Series 2025-ESH Class B, CME Term SOFR 1 month Index + 1.6%, 5.2254% 10/15/2042 (b)(c)(h)	1,102,788	1,106,234
Extended Stay America Trust Series 2025-ESH Class C, CME Term SOFR 1 month Index + 1.85%, 5.4754% 10/15/2042 (b)(c)(h)	539,355	542,051
Extended Stay America Trust Series 2026-ESH2 Class A, CME Term SOFR 1 month Index + 1.2%, 4.8254% 2/15/2043 (b)(c)(h)	5,450,066	5,456,879
Extended Stay America Trust Series 2026-ESH2 Class B, CME Term SOFR 1 month Index + 1.4%, 5.0254% 2/15/2043 (b)(c)(h)	559,341	561,089
Extended Stay America Trust Series 2026-ESH2 Class C, CME Term SOFR 1 month Index + 1.6%, 5.2254% 2/15/2043 (b)(c)(h)	2,709,574	2,724,815
Fannie Mae Guaranteed REMIC Series 2025-M4 Class A2, 4.389% 8/25/2035	1,100,000	1,077,641
Fannie Mae Mortgage pass-thru certificates Series 2018-M13 Class A2, 3.8934% 9/25/2030 (b)	130,951	127,739
Fannie Mae Mortgage pass-thru certificates Series 2025-M2 Class A2, 4.62% 4/25/2030	3,600,000	3,610,373
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K069 Class A2, 3.187% 9/25/2027	480,296	473,606
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K070 Class A2, 3.303% 11/25/2027	1,400,000	1,380,748
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K071 Class A2, 3.286% 11/25/2027	1,000,000	985,220
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K073 Class A2, 3.35% 1/25/2028	1,600,000	1,575,970
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K074 Class A2, 3.6% 1/25/2028	3,358,421	3,317,504
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K076 Class A2, 3.9% 4/25/2028	700,000	693,605
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K081 Class A2, 3.9% 8/25/2028	500,000	494,078
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K083 Class A2, 4.05% 9/25/2028	600,000	594,353
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-K740 Class A2, 1.47% 9/25/2027	1,400,000	1,353,853
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-K141 Class A2, 2.25% 2/25/2032	3,700,000	3,294,769
Freddie Mac Multifamily Structured pass-thru certificates Series 2023-K753 Class A2, 4.4% 10/25/2030	800,000	797,390
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-K521 Class AS, U.S. 30-Day Avg. SOFR Index + 0.52%, 4.1117% 3/25/2029 (b)(c)	1,691,103	1,687,037
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K543 Class A2, 4.329% 6/25/2030 (b)	900,000	894,867
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K544 Class A2, 4.266% 7/25/2030 (b)	600,000	595,143
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K546 Class A2, 4.361% 5/25/2030 (b)	700,000	696,877
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K547 Class A2, 4.421% 5/25/2030	3,000,000	2,992,503
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K548 Class A2, 4.32% 9/25/2030 (b)	1,600,000	1,590,697
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K549 Class A2, 4.34% 9/25/2030 (b)	200,000	198,840
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K551 Class A2, 4.165% 11/25/2030 (b)	600,000	592,379
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K551 Class AS, 4.1417% 10/25/2030 (b)	5,097,211	5,088,432
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K552 Class AS, U.S. 30-Day Avg. SOFR Index + 0.54%, 4.1317% 10/25/2030 (b)(c)	2,997,743	2,993,674
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K761 Class A2, 4.4% 6/25/2032	800,000	794,276
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K762 Class A2, 4.36% 9/25/2032	1,900,000	1,874,545
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K553 Class AS, U.S. 30-Day Avg. SOFR Index + 0.54%, 4.1317% 10/25/2030 (b)(c)	1,772,020	1,769,646
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K554 Class AS, U.S. 30-Day Avg. SOFR Index + 0.5%, 4.0917% 10/25/2030 (b)(c)	1,499,203	1,497,201
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K555 Class AS, U.S. 30-Day Avg. SOFR Index + 0.5%, 4.0917% 11/25/2030 (b)(c)	1,499,800	1,498,908
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K556 Class AS, U.S. 30-Day Avg. SOFR Index + 0.49%, 4.0817% 12/25/2030 (b)(c)	1,399,949	1,398,398
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K557 Class AS, 4.0917% 12/25/2030 (b)	2,299,825	2,299,822
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K558 Class AS, 4.0917% 11/25/2030 (b)	2,099,620	2,098,790
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K559 Class AS, U.S. 30-Day Avg. SOFR Index + 0.52%, 4.1117% 1/25/2031 (b)(c)	4,698,547	4,699,936
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K560 Class AS, 4.1017% 2/25/2031 (b)	7,699,847	7,699,834
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K561 Class AS, U.S. 30-Day Avg. SOFR Index + 0.5%, 4.0917% 3/25/2031 (b)(c)	3,899,954	3,916,576
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K562 Class AS, U.S. 30-Day Avg. SOFR Index + 0.5%, 4.1492% 3/25/2031 (b)(c)	9,798,673	9,801,685
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K563 Class AS, U.S. 30-Day Avg. SOFR Index + 0.5%, 4.0917% 5/25/2031 (b)(c)	2,800,000	2,799,996
GS Mortgage Securities Trust Series 2017-GS6 Class A2, 3.164% 5/10/2050	197,450	195,178
GS Mortgage Securities Trust Series 2017-GS8 Class AAB, 3.313% 11/10/2050	207,887	206,907
GS Mortgage Securities Trust Series 2018-GS10 Class A4, 3.89% 7/10/2051	600,000	590,520
GS Mortgage Securities Trust Series 2018-GS10 Class A5, 4.155% 7/10/2051	700,000	690,623
GS Mortgage Securities Trust Series 2018-GS10 Class AAB, 4.106% 7/10/2051	70,992	70,665
GS Mortgage Securities Trust Series 2019-GSA1 Class A4, 3.0479% 11/10/2052	500,000	473,310
HAVN Trust Series 2025-MOB Class A, CME Term SOFR 1 month Index + 1.7%, 5.3254% 10/15/2035 (b)(c)(h)(j)	1,200,000	1,200,000
Int Commercial Mortgage Trust Series 2025-PLAZA Class A, 5.0415% 11/5/2037 (b)(h)	1,885,000	1,879,130
JP Morgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class AFX, 4.2475% 7/5/2033 (h)	277,000	261,073
JP Morgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class CFX, 4.9498% 7/5/2033 (h)(j)	505,398	313,347
JP Morgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class DFX, 5.3503% 7/5/2033 (h)(j)	715,868	425,739
JPMCC Commercial Mortgage Securities Trust Series 2016-JP4 Class ASB, 3.4743% 12/15/2049 (b)	73,897	73,773
JPMCC Commercial Mortgage Securities Trust Series 2017-JP6 Class ASB, 3.2829% 7/15/2050	46,761	46,569
Life Financial Services Trust Series 2022-BMR2 Class A1, CME Term SOFR 1 month Index + 1.2952%, 4.9206% 5/15/2039 (b)(c)(h)	6,802,564	6,479,442
Life Financial Services Trust Series 2022-BMR2 Class B, CME Term SOFR 1 month Index + 1.7939%, 5.4193% 5/15/2039 (b)(c)(h)	4,064,838	3,556,729
Life Financial Services Trust Series 2022-BMR2 Class C, CME Term SOFR 1 month Index + 2.0931%, 5.7185% 5/15/2039 (b)(c)(h)	2,311,651	1,941,785
Life Financial Services Trust Series 2022-BMR2 Class D, CME Term SOFR 1 month Index + 2.5419%, 6.1673% 5/15/2039 (b)(c)(h)	2,054,528	1,602,530
LIFE Mortgage Trust Series 2021-BMR Class C, CME Term SOFR 1 month Index + 1.2145%, 4.8395% 3/15/2038 (b)(c)(h)	67,118	66,535
LIFE Mortgage Trust Series 2021-BMR Class D, CME Term SOFR 1 month Index + 1.5145%, 5.1395% 3/15/2038 (b)(c)(h)	611,979	584,439
LIFE Mortgage Trust Series 2021-BMR Class E, CME Term SOFR 1 month Index + 1.8645%, 5.4895% 3/15/2038 (b)(c)(h)	534,885	505,856
Morgan Stanley Capital I Trust Series 2018-H4 Class A4, 4.31% 12/15/2051	4,407,809	4,334,228
Morgan Stanley Capital I Trust Series 2024-NSTB Class A, 3.9% 9/24/2057 (b)(h)	1,763,834	1,728,565
Natixis Commercial Mortgage Securities Trust Series 2020-2PAC Class A, 2.966% 12/15/2038 (h)	1,638,582	1,560,848
PFDR Trust Series 2026-DLVR Class A, CME Term SOFR 1 month Index + 1.7%, 5.3126% 6/15/2043 (b)(c)(h)	1,400,000	1,399,563
Plym Commercial Mortgage Trust Series 2026-IND Class A, CME Term SOFR 1 month Index + 1.25%, 4.8754% 3/15/2043 (b)(c)(h)	6,099,000	6,102,799
Plym Commercial Mortgage Trust Series 2026-IND Class B, CME Term SOFR 1 month Index + 1.45%, 5.0754% 3/15/2043 (b)(c)(h)	906,000	906,283
Plym Commercial Mortgage Trust Series 2026-IND Class C, CME Term SOFR 1 month Index + 1.65%, 5.2754% 3/15/2043 (b)(c)(h)	1,005,000	1,005,000
Providence Place Group LP Series 2000-C1 Class A2, 7.75% 7/20/2028 (h)	875,280	883,723
SCG Trust Series 2025-FLWR Class A, CME Term SOFR 1 month Index + 1.25%, 4.8754% 8/15/2042 (b)(c)(h)	700,000	700,438
SCMS Series 2025-BNC1 Class A2, 4.5016% 12/15/2057 (h)	1,209,715	1,200,710
Shops Coml Mtg Trust Series 2026-CSTL Class A, 4.9709% 5/5/2039 (b)(h)	3,426,000	3,403,550
TCO Commercial Mortgage Trust Series 2024-DPM Class A, CME Term SOFR 1 month Index + 1.2429%, 4.8683% 12/15/2039 (b)(c)(h)	4,179,000	4,180,310
TCO Commercial Mortgage Trust Series 2024-DPM Class B, CME Term SOFR 1 month Index + 1.5924%, 5.2178% 12/15/2039 (b)(c)(h)	910,000	909,999
TCO Commercial Mortgage Trust Series 2024-DPM Class C, CME Term SOFR 1 month Index + 1.9919%, 5.6173% 12/15/2039 (b)(c)(h)	671,000	671,839
UBS Commercial Mortgage Trust Series 2018-C9 Class A4, 4.117% 3/15/2051	300,000	295,693
VLS Commercial Mortgage Trust Series 2020-LAB Class A, 2.13% 10/10/2042 (h)	3,269,943	2,788,977
VLS Commercial Mortgage Trust Series 2020-LAB Class B, 2.453% 10/10/2042 (h)	256,512	211,125
Wells Fargo Commercial Mortgage Trust Series 2016-LC25 Class A3, 3.374% 12/15/2059	591,005	589,436
Wells Fargo Commercial Mortgage Trust Series 2020-C55 Class ASB, 2.651% 2/15/2053	405,254	393,210
Wells Fargo Commercial Mortgage Trust Series 2024-5C1 Class A3, 5.928% 7/15/2057	800,000	820,450
Wells Fargo Commerical Mortgage Trust Series 2025-VTT Class A, 5.1004% 3/15/2038 (b)(h)	2,300,000	2,289,668
TOTAL UNITED STATES		290,665,611
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $295,922,065)		290,665,611

Fixed-Income Funds - 1.7%
	Shares	Value ($)
Fidelity Specialized High Income Central Fund (l) (Cost $86,909,594)	948,048	84,783,895

Foreign Government and Government Agency Obligations - 0.1%
	Principal Amount (a)	Value ($)
SAUDI ARABIA - 0.1%
Kingdom of Saudi Arabia 3.25% 10/22/2030 (h)	1,788,000	1,683,777
Kingdom of Saudi Arabia 4.5% 4/22/2060 (h)	1,363,000	1,071,291
TOTAL SAUDI ARABIA		2,755,068
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $3,445,035)		2,755,068

Non-Convertible Corporate Bonds - 22.3%
	Principal Amount (a)	Value ($)
AUSTRALIA - 0.1%
Financials - 0.1%
Banks - 0.1%
Commonwealth Bank of Australia 3.61% 9/12/2034 (b)(h)	1,485,000	1,422,060
Westpac Banking Corp 4.11% 7/24/2034 (b)	2,107,000	2,054,815

TOTAL AUSTRALIA		3,476,875
CANADA - 0.1%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Gildan Activewear Inc 4.7% 10/7/2030 (h)	1,447,000	1,420,065
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Canadian Natural Resources Ltd 5.85% 2/1/2035	1,417,000	1,475,596
Cenovus Energy Inc 4.65% 3/20/2031	957,000	944,746
Cenovus Energy Inc 5.4% 3/20/2036	737,000	730,109
Enbridge Inc 4.25% 12/1/2026	1,006,000	1,005,277
TOTAL ENERGY		4,155,728
TOTAL CANADA		5,575,793
FRANCE - 0.1%
Financials - 0.1%
Banks - 0.1%
BNP Paribas SA 5.786% 1/13/2033 (b)(h)	4,420,000	4,562,063
Societe Generale SA 5.5% 4/13/2029 (b)(h)	3,018,000	3,051,167

TOTAL FRANCE		7,613,230
GERMANY - 0.1%
Financials - 0.1%
Capital Markets - 0.1%
Deutsche Bank AG/New York NY 4.999% 9/11/2030 (b)	2,000,000	2,007,699
Deutsche Bank AG/New York NY 5.06% 4/14/2032 (b)	1,263,000	1,259,890
TOTAL FINANCIALS		3,267,589
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
RWE Finance US LLC 5.125% 9/18/2035 (h)	2,798,000	2,730,684
TOTAL GERMANY		5,998,273
IRELAND - 0.4%
Financials - 0.3%
Consumer Finance - 0.3%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 2.45% 10/29/2026	2,289,000	2,275,014
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3% 10/29/2028	2,397,000	2,307,274
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.3% 1/30/2032	2,564,000	2,343,687
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.45% 4/15/2027	7,503,000	7,598,708
TOTAL FINANCIALS		14,524,683
Industrials - 0.1%
Transportation Infrastructure - 0.1%
Avolon Holdings Funding Ltd 4.7% 1/30/2031 (h)	2,500,000	2,455,510
Avolon Holdings Funding Ltd 5.375% 5/30/2030 (h)	1,774,000	1,791,622
Avolon Holdings Funding Ltd 6.375% 5/4/2028 (h)	3,966,000	4,067,897
TOTAL INDUSTRIALS		8,315,029
TOTAL IRELAND		22,839,712
ITALY - 0.2%
Financials - 0.2%
Banks - 0.2%
Intesa Sanpaolo SpA 5% 6/29/2030 (b)(h)	8,158,000	8,167,626
JAPAN - 0.2%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.2%
NTT Finance Corp 4.567% 7/16/2027 (h)	609,000	609,510
NTT Finance Corp 4.62% 7/16/2028 (h)	616,000	614,518
NTT Finance Corp 4.876% 7/16/2030 (h)	1,621,000	1,617,400
NTT Finance Corp 5.0115% 11/1/2031 (h)	2,498,000	2,494,663
NTT Finance Corp 5.2588% 11/1/2033 (h)	3,595,000	3,583,921
TOTAL COMMUNICATION SERVICES		8,920,012
Financials - 0.0%
Banks - 0.0%
Mitsubishi UFJ Financial Group Inc 4.592% 4/18/2030 (b)	734,000	730,370
Mitsubishi UFJ Financial Group Inc 4.847% 4/21/2032 (b)	1,036,000	1,031,100
Sumitomo Mitsui Financial Group Inc 4.934% 7/7/2032 (b)	1,322,000	1,316,824
TOTAL FINANCIALS		3,078,294
TOTAL JAPAN		11,998,306
MEXICO - 0.8%
Energy - 0.8%
Oil, Gas & Consumable Fuels - 0.8%
Petroleos Mexicanos 5.95% 1/28/2031	3,652,000	3,612,193
Petroleos Mexicanos 6.35% 2/12/2048	7,493,000	6,191,466
Petroleos Mexicanos 6.5% 1/23/2029	3,157,000	3,222,476
Petroleos Mexicanos 6.7% 2/16/2032	11,763,000	11,851,340
Petroleos Mexicanos 6.75% 9/21/2047	6,872,000	5,874,323
Petroleos Mexicanos 6.95% 1/28/2060	4,473,000	3,784,158
Petroleos Mexicanos 7.69% 1/23/2050	9,202,000	8,576,080

TOTAL MEXICO		43,112,036
NETHERLANDS - 0.4%
Financials - 0.3%
Banks - 0.3%
ABN AMRO Bank NV 4.988% 12/3/2028 (b)(h)	13,000,000	13,070,844
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
NXP BV / NXP Funding LLC / NXP USA Inc 4.85% 8/19/2032	1,390,000	1,371,084
NXP BV / NXP Funding LLC / NXP USA Inc 5.25% 8/19/2035	4,007,000	4,008,270
TOTAL INFORMATION TECHNOLOGY		5,379,354
TOTAL NETHERLANDS		18,450,198
QATAR - 0.0%
Utilities - 0.0%
Gas Utilities - 0.0%
Nakilat Inc 6.067% 12/31/2033 (h)	685,882	697,789
SAUDI ARABIA - 0.1%
Financials - 0.1%
Financial Services - 0.1%
Avilease Capital Ltd 5.5% 6/30/2031 (h)	2,560,000	2,567,119
SWITZERLAND - 0.2%
Financials - 0.2%
Capital Markets - 0.2%
UBS Group AG 1.494% 8/10/2027 (b)(h)	3,309,000	3,297,396
UBS Group AG 3.869% 1/12/2029 (b)(h)	2,282,000	2,255,758
UBS Group AG 4.194% 4/1/2031 (b)(h)	5,461,000	5,331,428
		10,884,582
Insurance - 0.0%
Swiss Re Finance Luxembourg SA 5% 4/2/2049 (b)(h)	600,000	598,329
TOTAL SWITZERLAND		11,482,911
UNITED KINGDOM - 0.7%
Consumer Staples - 0.2%
Tobacco - 0.2%
BAT Capital Corp 6.421% 8/2/2033	1,907,000	2,061,393
Imperial Brands Finance PLC 6.125% 7/27/2027 (h)	1,890,000	1,919,075
Reynolds American Inc 5.7% 8/15/2035	689,000	709,896
Reynolds American Inc 6.15% 9/15/2043	2,271,000	2,301,829
Reynolds American Inc 7.25% 6/15/2037	1,681,000	1,912,338
TOTAL CONSUMER STAPLES		8,904,531
Financials - 0.5%
Banks - 0.5%
Barclays PLC 4.219% 5/24/2030 (b)	3,912,000	3,845,690
Barclays PLC 5.088% 6/20/2030 (b)	4,171,000	4,182,526
Barclays PLC 5.102% 6/26/2032 (b)	9,093,000	9,084,376
Barclays PLC 6.224% 5/9/2034 (b)	1,900,000	1,999,002
NatWest Group PLC 3.073% 5/22/2028 (b)	2,640,000	2,606,383
NatWest Group PLC 4.983% 6/18/2032 (b)	3,191,000	3,189,082
TOTAL FINANCIALS		24,907,059
Industrials - 0.0%
Aerospace & Defense - 0.0%
BAE Systems PLC 3.4% 4/15/2030 (h)	1,287,000	1,231,232
TOTAL UNITED KINGDOM		35,042,822
UNITED STATES - 18.9%
Communication Services - 1.7%
Diversified Telecommunication Services - 0.8%
AT&T Inc 2.55% 12/1/2033	8,483,000	7,124,894
AT&T Inc 4.3% 2/15/2030	979,000	966,105
AT&T Inc 4.4% 4/30/2031	961,000	944,835
AT&T Inc 4.75% 5/15/2046	10,884,000	9,150,405
HUT 8 DC LLC 6.192% 11/15/2042 (h)	3,460,000	3,504,572
Space Exploration Technologies Corp 5.35% 7/15/2031 (h)	7,667,000	7,647,026
Space Exploration Technologies Corp 5.65% 7/15/2033 (h)	9,970,000	9,910,602
Verizon Communications Inc 4.75% 1/15/2033	2,625,000	2,584,212
		41,832,651
Interactive Media & Services - 0.1%
Meta Platforms Inc 4.875% 5/15/2033	3,685,000	3,651,702
Meta Platforms Inc 5.25% 5/15/2036	2,808,000	2,788,180
		6,439,882
Media - 0.7%
Charter Communications Operating LLC / Charter Communications Operating Capital 2.3% 2/1/2032	545,000	463,170
Charter Communications Operating LLC / Charter Communications Operating Capital 4.4% 4/1/2033	1,226,000	1,128,852
Charter Communications Operating LLC / Charter Communications Operating Capital 4.8% 3/1/2050	448,000	334,165
Charter Communications Operating LLC / Charter Communications Operating Capital 5.05% 3/30/2029	1,180,000	1,175,507
Charter Communications Operating LLC / Charter Communications Operating Capital 5.375% 5/1/2047	10,656,000	8,624,900
Charter Communications Operating LLC / Charter Communications Operating Capital 5.5% 4/1/2063	1,435,000	1,100,322
Charter Communications Operating LLC / Charter Communications Operating Capital 5.75% 4/1/2048	1,090,000	917,489
Charter Communications Operating LLC / Charter Communications Operating Capital 6.1% 6/1/2029	2,136,000	2,188,168
Charter Communications Operating LLC / Charter Communications Operating Capital 6.484% 10/23/2045	1,557,000	1,427,357
Charter Communications Operating LLC / Charter Communications Operating Capital 6.55% 6/1/2034	1,726,000	1,761,995
Time Warner Cable LLC 4.5% 9/15/2042	525,000	395,685
Time Warner Cable LLC 5.5% 9/1/2041	965,000	825,688
Time Warner Cable LLC 5.875% 11/15/2040	852,000	761,877
Time Warner Cable LLC 6.55% 5/1/2037	11,472,000	11,371,938
Time Warner Cable LLC 7.3% 7/1/2038	2,146,000	2,207,086
		34,684,199
Wireless Telecommunication Services - 0.1%
T-Mobile USA Inc 3.875% 4/15/2030	5,007,000	4,851,659
TOTAL COMMUNICATION SERVICES		87,808,391
Consumer Discretionary - 0.1%
Specialty Retail - 0.1%
AutoNation Inc 4.75% 6/1/2030	434,000	431,011
AutoZone Inc 4% 4/15/2030	3,015,000	2,939,191
Lowe's Cos Inc 3.35% 4/1/2027	384,000	381,137
Lowe's Cos Inc 3.75% 4/1/2032	1,183,000	1,121,261
O'Reilly Automotive Inc 4.2% 4/1/2030	668,000	657,224
O'Reilly Automotive Inc 5.1% 3/12/2036	1,456,000	1,442,546
TOTAL CONSUMER DISCRETIONARY		6,972,370
Consumer Staples - 0.2%
Consumer Staples Distribution & Retail - 0.2%
Kroger Co/The 5% 9/15/2034	2,170,000	2,141,331
Mars Inc 4.8% 3/1/2030 (h)	3,145,000	3,154,368
Mars Inc 5% 3/1/2032 (h)	2,361,000	2,377,614
Mars Inc 5.2% 3/1/2035 (h)	1,962,000	1,969,802
		9,643,115
Food Products - 0.0%
General Mills Inc 2.875% 4/15/2030	408,000	382,134
TOTAL CONSUMER STAPLES		10,025,249
Energy - 1.5%
Energy Equipment & Services - 0.0%
Halliburton Co 4.85% 11/15/2035	1,223,000	1,187,523
Oil, Gas & Consumable Fuels - 1.5%
Cheniere Energy Partners LP 5.35% 11/30/2036 (h)	2,081,000	2,070,347
Columbia Pipelines Holding Co LLC 4.999% 11/17/2032 (h)	4,900,000	4,845,730
Columbia Pipelines Operating Co LLC 5.927% 8/15/2030 (h)	547,000	568,090
Columbia Pipelines Operating Co LLC 6.036% 11/15/2033 (h)	1,473,000	1,546,458
Columbia Pipelines Operating Co LLC 6.497% 8/15/2043 (h)	440,000	468,111
Columbia Pipelines Operating Co LLC 6.544% 11/15/2053 (h)	793,000	843,984
Columbia Pipelines Operating Co LLC 6.714% 8/15/2063 (h)	475,000	516,943
DCP Midstream Operating LP 5.6% 4/1/2044	697,000	671,138
DCP Midstream Operating LP 6.45% 11/3/2036 (h)	1,406,000	1,492,203
Energy Transfer LP 3.75% 5/15/2030	1,314,000	1,265,379
Energy Transfer LP 5% 5/15/2050	766,000	648,315
Energy Transfer LP 5.25% 4/15/2029	1,165,000	1,180,549
Energy Transfer LP 5.8% 6/15/2038	1,282,000	1,307,745
Hess Corp 7.125% 3/15/2033	569,000	639,504
Hess Corp 7.3% 8/15/2031	762,000	848,249
Hess Corp 7.875% 10/1/2029	2,490,000	2,729,296
Kinder Morgan Energy Partners LP 6.55% 9/15/2040	261,000	279,980
Kinder Morgan Inc 5.55% 6/1/2045	1,383,000	1,328,777
MPLX LP 4.8% 2/15/2029	640,000	641,377
MPLX LP 5.5% 2/15/2049	1,917,000	1,766,670
Occidental Petroleum Corp 6.2% 3/15/2040	965,000	1,001,299
Occidental Petroleum Corp 6.45% 9/15/2036	2,612,000	2,802,015
Occidental Petroleum Corp 6.6% 3/15/2046	2,381,000	2,541,532
Occidental Petroleum Corp 7.5% 5/1/2031	4,360,000	4,824,773
ONEOK Inc 4.25% 9/24/2027	1,093,000	1,088,940
ONEOK Inc 4.4% 10/15/2029	1,143,000	1,130,653
ONEOK Inc 4.75% 10/15/2031	2,223,000	2,197,381
Plains All American Pipeline LP / PAA Finance Corp 3.55% 12/15/2029	751,000	722,956
Plains All American Pipeline LP / PAA Finance Corp 4.7% 1/15/2031	2,924,000	2,898,724
Rio Grande LNG LLC 5.25% 6/30/2031 (h)	887,000	886,850
Rio Grande LNG LLC 5.5% 1/30/2034 (h)	1,129,000	1,123,085
Rio Grande LNG LLC 5.75% 6/30/2036 (h)	2,566,000	2,556,992
Sabine Pass Liquefaction LLC 4.5% 5/15/2030	4,528,000	4,484,208
Targa Resources Corp 4.35% 1/15/2029	1,222,000	1,212,721
Targa Resources Corp 4.35% 4/15/2031	1,438,000	1,404,788
Targa Resources Corp 4.9% 9/15/2030	1,607,000	1,610,532
Targa Resources Corp 5.65% 2/15/2036	3,869,000	3,932,902
Transcontinental Gas Pipe Line Co LLC 3.25% 5/15/2030	577,000	547,871
Western Gas Partners LP 4.5% 3/1/2028	1,136,000	1,130,934
Western Gas Partners LP 4.75% 8/15/2028	656,000	654,609
Western Gas Partners LP 5.7% 7/1/2036	3,580,000	3,586,442
Williams Cos Inc/The 3.5% 11/15/2030	4,829,000	4,583,918
Williams Cos Inc/The 4.65% 8/15/2032	3,633,000	3,578,768
Williams Cos Inc/The 5.3% 8/15/2052	824,000	752,552
		76,914,290
TOTAL ENERGY		78,101,813
Financials - 8.6%
Banks - 4.1%
Bank of America Corp 2.299% 7/21/2032 (b)	8,618,000	7,612,905
Bank of America Corp 3.419% 12/20/2028 (b)	10,766,000	10,586,041
Bank of America Corp 4.25% 10/22/2026	2,419,000	2,419,169
Bank of America Corp 4.623% 5/9/2029 (b)	8,681,000	8,676,815
Bank of America Corp 5.015% 7/22/2033 (b)	18,422,000	18,449,325
Bank of America Corp 5.425% 8/15/2035 (b)	6,500,000	6,519,750
Citigroup Inc 4.3% 11/20/2026	983,000	983,242
Citigroup Inc 4.412% 3/31/2031 (b)	6,030,000	5,943,338
Citigroup Inc 4.45% 9/29/2027	9,708,000	9,692,277
Citigroup Inc 4.91% 5/24/2033 (b)	5,644,000	5,615,190
Citizens Financial Group Inc 2.638% 9/30/2032	2,757,000	2,355,044
Citizens Financial Group Inc 5.718% 7/23/2032 (b)	5,882,000	6,037,195
Fifth Third Bancorp 4.895% 9/6/2030 (b)	4,500,000	4,506,671
JPMorgan Chase & Co 2.956% 5/13/2031 (b)	2,452,000	2,289,378
JPMorgan Chase & Co 4.493% 3/24/2031 (b)	7,267,000	7,203,087
JPMorgan Chase & Co 4.586% 4/26/2033 (b)	15,530,000	15,291,220
JPMorgan Chase & Co 4.912% 7/25/2033 (b)	4,507,000	4,501,624
JPMorgan Chase & Co 5.103% 4/22/2031 (b)	3,250,000	3,286,697
JPMorgan Chase & Co 5.14% 1/24/2031 (b)	15,000,000	15,168,676
JPMorgan Chase & Co 5.572% 4/22/2036 (b)	3,860,000	3,968,227
Morgan Stanley Private Bank NA 4.204% 11/17/2028 (b)	5,350,000	5,322,594
Morgan Stanley Private Bank NA 4.465% 11/19/2031 (b)	5,349,000	5,257,431
Morgan Stanley Private Bank NA 4.734% 7/18/2031 (b)	10,896,000	10,846,849
Santander Holdings USA Inc 2.49% 1/6/2028 (b)	3,241,000	3,205,472
Wells Fargo & Co 3.526% 3/24/2028 (b)	5,273,000	5,234,372
Wells Fargo & Co 4.478% 4/4/2031 (b)	8,118,000	8,030,504
Wells Fargo & Co 5.15% 4/23/2031 (b)	13,304,000	13,443,648
Wells Fargo & Co 5.244% 1/24/2031 (b)	6,240,000	6,325,237
Wells Fargo & Co 5.499% 1/23/2035 (b)	2,849,000	2,903,833
Wells Fargo & Co 5.605% 4/23/2036 (b)	3,890,000	3,987,330
		205,663,141
Capital Markets - 2.6%
Athene Global Funding 5.339% 1/15/2027 (h)	5,719,000	5,739,787
Athene Global Funding 5.583% 1/9/2029 (h)	3,798,000	3,852,631
Athene Global Funding U.S. SOFR Index + 0.95%, 4.5734% 4/19/2027 (b)(c)(h)	4,860,000	4,868,076
Equitable America Global Funding 5.125% 6/15/2031 (h)	9,452,000	9,485,301
Goldman Sachs Group Inc/The 2.383% 7/21/2032 (b)	5,355,000	4,732,817
Goldman Sachs Group Inc/The 3.102% 2/24/2033 (b)	2,100,000	1,902,052
Goldman Sachs Group Inc/The 3.691% 6/5/2028 (b)	23,641,000	23,439,823
Goldman Sachs Group Inc/The 3.8% 3/15/2030	8,794,000	8,510,313
Goldman Sachs Group Inc/The 6.75% 10/1/2037	1,275,000	1,390,435
Morgan Stanley 3.622% 4/1/2031 (b)	5,698,000	5,456,799
Morgan Stanley 3.625% 1/20/2027	6,245,000	6,220,453
Morgan Stanley 4.431% 1/23/2030 (b)	2,495,000	2,472,204
Morgan Stanley 4.708% 3/12/2032 (b)	10,000,000	9,876,422
Morgan Stanley 4.889% 7/20/2033 (b)	9,357,000	9,285,942
Morgan Stanley 5.192% 4/17/2031 (b)	5,842,000	5,903,547
Morgan Stanley 5.23% 1/15/2031 (b)	9,000,000	9,101,512
Morgan Stanley 5.664% 4/17/2036 (b)	2,337,000	2,399,143
MSCI Inc 5.15% 3/15/2036	980,000	948,622
MSCI Inc 5.25% 9/1/2035	3,656,000	3,578,642
Sammons Financial Group Global Funding 5.1% 6/22/2031 (h)	9,970,000	9,928,504
		129,093,025
Consumer Finance - 0.6%
Ally Financial Inc 7.1% 11/15/2027	4,120,000	4,242,175
Capital One Financial Corp 3.273% 3/1/2030 (b)	3,538,000	3,407,126
Capital One Financial Corp 5.247% 7/26/2030 (b)	4,600,000	4,648,746
Ford Motor Credit Co LLC 4.97% 4/6/2029	10,759,000	10,649,711
Stellantis Financial Services US Corp 5.4% 6/15/2029 (h)	2,222,000	2,214,144
Stellantis Financial Services US Corp 5.8% 6/15/2031 (h)	3,213,000	3,175,562
Synchrony Financial 3.95% 12/1/2027	3,523,000	3,487,255
		31,824,719
Financial Services - 0.4%
Corebridge Financial Inc 3.65% 4/5/2027	3,963,000	3,937,268
Corebridge Financial Inc 3.85% 4/5/2029	1,606,000	1,569,565
Corebridge Financial Inc 3.9% 4/5/2032	4,012,000	3,764,740
Corebridge Financial Inc 4.35% 4/5/2042	435,000	366,902
Corebridge Financial Inc 6.05% 9/15/2033	1,286,000	1,343,682
Equitable Holdings Inc 4.35% 4/20/2028	800,000	794,760
Equitable Holdings Inc 4.572% 2/15/2029 (h)	832,000	823,005
Jackson Financial Inc 3.125% 11/23/2031	436,000	390,395
Jackson Financial Inc 5.17% 6/8/2027	1,735,000	1,741,875
Jackson Financial Inc 5.67% 6/8/2032	1,866,000	1,878,940
Pine Street Trust II 5.568% 2/15/2049 (h)	3,236,000	3,005,941
Sammons Financial Group Inc 5.95% 6/15/2036 (h)	2,492,000	2,495,947
		22,113,020
Insurance - 0.9%
Corebridge Global Funding 4.9% 12/3/2029 (h)	3,500,000	3,500,927
Corebridge Global Funding 5.9% 9/19/2028 (h)	2,307,000	2,359,321
Five Corners Funding Trust II 2.85% 5/15/2030 (h)	6,263,000	5,830,410
Grand River Funding Trust I 6.311% 2/15/2036 (h)	3,775,000	3,786,477
Jackson National Life Global Funding 5.25% 6/16/2031 (h)	5,869,000	5,860,523
Liberty Mutual Group Inc 4.569% 2/1/2029 (h)	2,324,000	2,311,605
Liberty Mutual Group Inc 5.25% 5/1/2036 (h)	2,217,000	2,191,195
MetLife Inc 5.3% 12/15/2034	6,750,000	6,872,110
Reinsurance Group of America Inc 6% 9/15/2033	5,628,000	5,868,762
Unum Group 4% 6/15/2029	2,503,000	2,449,290
Unum Group 4.046% 8/15/2041 (h)	151,000	122,154
Unum Group 5.75% 8/15/2042	3,920,000	3,886,949
		45,039,723
TOTAL FINANCIALS		433,733,628
Health Care - 1.1%
Health Care Equipment & Supplies - 0.2%
Medline Borrower LP/Medline Co-Issuer Inc 5% 6/15/2031 (h)	5,000,000	4,975,968
Medline Borrower LP/Medline Co-Issuer Inc 5.25% 6/15/2033 (h)	2,247,000	2,233,683
VSP Optical Group Inc 5.4% 6/1/2033 (h)	1,365,000	1,368,445
VSP Optical Group Inc 5.65% 6/1/2036 (h)	1,397,000	1,403,596
		9,981,692
Health Care Providers & Services - 0.9%
Centene Corp 2.45% 7/15/2028	5,569,000	5,292,063
Centene Corp 2.625% 8/1/2031	2,597,000	2,263,492
Centene Corp 3.375% 2/15/2030	2,896,000	2,699,026
Centene Corp 4.25% 12/15/2027	1,770,000	1,760,705
Centene Corp 4.625% 12/15/2029	5,066,000	4,914,254
Cigna Group/The 4.8% 8/15/2038	2,144,000	2,031,884
CVS Health Corp 3% 8/15/2026	355,000	354,311
CVS Health Corp 3.625% 4/1/2027	1,019,000	1,013,071
CVS Health Corp 4.78% 3/25/2038	3,388,000	3,176,452
CVS Health Corp 5% 1/30/2029	1,590,000	1,604,408
CVS Health Corp 5% 9/15/2032	1,355,000	1,358,017
CVS Health Corp 5.25% 1/30/2031	652,000	663,047
HCA Inc 3.5% 9/1/2030	2,160,000	2,049,055
HCA Inc 3.625% 3/15/2032	487,000	453,329
HCA Inc 5.45% 4/1/2031	4,100,000	4,189,215
HCA Inc 5.625% 9/1/2028	2,246,000	2,280,803
HCA Inc 5.875% 2/1/2029	2,447,000	2,503,123
Sabra Health Care LP 3.2% 12/1/2031	5,311,000	4,815,965
Toledo Hospital/The Series 2018 B, 5.325% 11/15/2028	1,197,000	1,200,478
		44,622,698
Pharmaceuticals - 0.0%
Elanco Animal Health Inc 6.65% 8/28/2028 (b)	757,000	776,846
Mylan Inc 4.55% 4/15/2028	2,271,000	2,256,735
		3,033,581
TOTAL HEALTH CARE		57,637,971
Industrials - 0.6%
Aerospace & Defense - 0.4%
Boeing Co 5.04% 5/1/2027	1,681,000	1,685,816
Boeing Co 5.15% 5/1/2030	1,681,000	1,701,494
Boeing Co 5.705% 5/1/2040	1,703,000	1,731,688
Boeing Co 5.805% 5/1/2050	1,703,000	1,682,506
Boeing Co 5.93% 5/1/2060	1,680,000	1,652,576
Boeing Co 6.259% 5/1/2027	888,000	899,791
Boeing Co 6.298% 5/1/2029	1,138,000	1,184,702
Boeing Co 6.388% 5/1/2031	862,000	915,918
Boeing Co 6.528% 5/1/2034	923,000	1,004,145
Boeing Co 6.858% 5/1/2054	1,389,000	1,561,058
Boeing Co 7.008% 5/1/2064	1,311,000	1,490,926
Hexcel Corp 4.9% 5/15/2031	3,539,000	3,528,321
		19,038,941
Building Products - 0.0%
Carrier Global Corp 5.9% 3/15/2034	365,000	384,825
Carrier Global Corp 6.2% 3/15/2054	226,000	242,391
		627,216
Ground Transportation - 0.1%
Uber Technologies Inc 4.15% 1/15/2031	2,261,000	2,207,835
Uber Technologies Inc 4.8% 9/15/2035	1,784,000	1,735,034
		3,942,869
Professional Services - 0.0%
Paychex Inc 5.1% 4/15/2030	399,000	402,435
Paychex Inc 5.35% 4/15/2032	555,000	561,613
Paychex Inc 5.6% 4/15/2035	435,000	439,548
Verisk Analytics Inc 4.45% 3/15/2031	649,000	635,496
		2,039,092
Trading Companies & Distributors - 0.1%
Sumisho Air Lease Corp 4.4% 3/24/2028 (h)	1,827,000	1,817,142
Sumisho Air Lease Corp 4.5% 3/24/2029 (h)	1,809,000	1,793,652
Sumisho Air Lease Corp 4.85% 3/24/2031 (h)	2,268,000	2,244,342
		5,855,136
TOTAL INDUSTRIALS		31,503,254
Information Technology - 1.1%
Electronic Equipment, Instruments & Components - 0.5%
Dell International LLC / EMC Corp 4.5% 2/15/2031	4,528,000	4,465,138
Dell International LLC / EMC Corp 4.75% 10/6/2032	3,018,000	2,982,362
Dell International LLC / EMC Corp 5% 2/15/2034	3,106,000	3,065,832
Dell International LLC / EMC Corp 5.1% 2/15/2036	4,780,000	4,711,526
Dell International LLC / EMC Corp 5.25% 2/15/2037	3,963,000	3,901,324
Dell International LLC / EMC Corp 6.1% 7/15/2027	1,349,000	1,370,610
Dell International LLC / EMC Corp 6.2% 7/15/2030	1,167,000	1,224,493
		21,721,285
Semiconductors & Semiconductor Equipment - 0.4%
Broadcom Inc 1.95% 2/15/2028	944,000	908,226
Broadcom Inc 2.45% 2/15/2031	8,034,000	7,269,066
Broadcom Inc 2.6% 2/15/2033	8,034,000	6,983,694
Broadcom Inc 3.419% 4/15/2033	725,000	660,900
Broadcom Inc 3.5% 2/15/2041	5,763,000	4,604,644
		20,426,530
Software - 0.2%
Oracle Corp 4.45% 9/26/2030	1,721,000	1,661,394
Oracle Corp 4.8% 9/26/2032	2,871,000	2,731,789
Oracle Corp 5.2% 9/26/2035	2,614,000	2,447,243
Oracle Corp 5.875% 9/26/2045	1,612,000	1,411,100
Oracle Corp 5.95% 9/26/2055	2,021,000	1,717,483
Oracle Corp 6.1% 9/26/2065	2,080,000	1,740,217
		11,709,226
TOTAL INFORMATION TECHNOLOGY		53,857,041
Materials - 0.1%
Chemicals - 0.1%
Celanese US Holdings LLC 7.35% 11/15/2028 (b)	1,196,000	1,245,574
Celanese US Holdings LLC 7.55% 11/15/2030 (b)	1,944,000	2,060,582
Celanese US Holdings LLC 7.7% 11/15/2033 (b)	1,136,000	1,213,739
TOTAL MATERIALS		4,519,895
Real Estate - 2.7%
Diversified REITs - 0.4%
Piedmont Operating Partnership LP 2.75% 4/1/2032	834,000	714,113
Store Capital LLC 2.75% 11/18/2030	4,952,000	4,473,642
Store Capital LLC 4.625% 3/15/2029	1,018,000	1,006,691
VICI Properties LP 4.75% 2/15/2028	3,531,000	3,529,871
VICI Properties LP 4.75% 4/1/2028	745,000	744,295
VICI Properties LP 4.95% 2/15/2030	4,599,000	4,586,384
VICI Properties LP 5.125% 5/15/2032	1,205,000	1,195,092
VICI Properties LP 5.75% 4/1/2034	503,000	510,748
WP Carey Inc 2.4% 2/1/2031	2,157,000	1,939,808
WP Carey Inc 3.85% 7/15/2029	724,000	707,629
		19,408,273
Health Care REITs - 0.7%
Alexandria Real Estate Equities Inc 4.9% 12/15/2030	2,366,000	2,361,356
Healthcare Realty Holdings LP 3.1% 2/15/2030	745,000	701,147
Healthpeak OP LLC 3.25% 7/15/2026	325,000	324,861
Healthpeak OP LLC 3.5% 7/15/2029	373,000	360,107
Omega Healthcare Investors Inc 3.25% 4/15/2033	3,331,000	2,959,677
Omega Healthcare Investors Inc 3.375% 2/1/2031	1,500,000	1,392,619
Omega Healthcare Investors Inc 3.625% 10/1/2029	3,357,000	3,219,775
Omega Healthcare Investors Inc 4.5% 4/1/2027	9,194,000	9,187,925
Omega Healthcare Investors Inc 4.75% 1/15/2028	3,623,000	3,621,617
Ventas Realty LP 3% 1/15/2030	4,331,000	4,085,644
Ventas Realty LP 4% 3/1/2028	1,273,000	1,260,328
Ventas Realty LP 4.75% 11/15/2030	5,686,000	5,661,034
		35,136,090
Industrial REITs - 0.0%
LXP Industrial Trust 2.7% 9/15/2030	1,037,000	944,154
Office REITs - 0.2%
Boston Properties LP 3.25% 1/30/2031	2,203,000	2,043,857
COPT Defense Properties LP 2% 1/15/2029	328,000	306,672
COPT Defense Properties LP 2.75% 4/15/2031	914,000	829,022
COPT Defense Properties LP 4.5% 10/15/2030	459,000	452,267
Hudson Pacific Properties LP 4.65% 4/1/2029	4,395,000	4,163,080
		7,794,898
Real Estate Management & Development - 0.5%
Brandywine Operating Partnership LP 3.95% 11/15/2027	2,619,000	2,558,139
Brandywine Operating Partnership LP 4.55% 10/1/2029	3,316,000	3,117,566
Brandywine Operating Partnership LP 8.3% 3/15/2028	3,596,000	3,744,583
CBRE Services Inc 2.5% 4/1/2031	3,160,000	2,837,195
Extra Space Storage LP 4.9% 2/1/2032 (f)	9,508,000	9,472,271
Tanger Properties LP 2.75% 9/1/2031	2,490,000	2,238,352
Tanger Properties LP 3.125% 9/1/2026	3,468,000	3,460,261
		27,428,367
Residential REITs - 0.5%
American Homes 4 Rent LP 2.375% 7/15/2031	427,000	377,730
American Homes 4 Rent LP 3.625% 4/15/2032	1,758,000	1,633,014
American Homes 4 Rent LP 5.5% 7/15/2034	4,187,000	4,237,415
Invitation Homes Operating Partnership LP 4.15% 4/15/2032	2,644,000	2,516,333
Invitation Homes Operating Partnership LP 4.95% 1/15/2033	5,875,000	5,791,807
Invitation Homes Operating Partnership LP 4.95% 2/1/2032	5,638,000	5,599,345
Sun Communities Operating LP 2.3% 11/1/2028	948,000	898,817
Sun Communities Operating LP 2.7% 7/15/2031	2,448,000	2,203,454
UDR Inc 5.125% 9/1/2034	1,692,000	1,685,027
		24,942,942
Retail REITs - 0.4%
Brixmor Operating Partnership LP 4.05% 7/1/2030	2,875,000	2,794,750
Brixmor Operating Partnership LP 4.125% 5/15/2029	2,868,000	2,825,545
Kite Realty Group Trust 4.75% 9/15/2030	5,514,000	5,489,696
Phillips Edison Grocery Center Operating Partnership I LP 2.625% 11/15/2031	5,470,000	4,871,047
Phillips Edison Grocery Center Operating Partnership I LP 4.75% 3/15/2033	1,337,000	1,310,843
Phillips Edison Grocery Center Operating Partnership I LP 5.75% 7/15/2034	654,000	675,403
Realty Income Corp 2.85% 12/15/2032	556,000	494,479
Realty Income Corp 3.25% 1/15/2031	579,000	544,487
Regency Centers LP 5.1% 1/15/2035	1,953,000	1,952,907
		20,959,157
TOTAL REAL ESTATE		136,613,881
Utilities - 1.2%
Electric Utilities - 0.8%
AEP Texas Inc 5.2% 4/15/2036	963,000	949,841
Alabama Power Co 3.05% 3/15/2032	3,742,000	3,431,282
Cleco Corporate Holdings LLC 3.375% 9/15/2029	1,957,000	1,841,092
Consolidated Edison Co of New York Inc 3.35% 4/1/2030	449,000	429,055
Duke Energy Corp 2.45% 6/1/2030	1,580,000	1,453,364
Duquesne Light Holdings Inc 2.532% 10/1/2030 (h)	750,000	671,891
Duquesne Light Holdings Inc 2.775% 1/7/2032 (h)	2,969,000	2,614,783
Exelon Corp 2.75% 3/15/2027	829,000	819,871
Exelon Corp 3.35% 3/15/2032	1,006,000	930,845
Exelon Corp 4.05% 4/15/2030	988,000	964,335
FirstEnergy Transmission LLC 4.75% 1/15/2033	8,632,000	8,461,386
Southern Co/The 4.85% 3/15/2035	5,500,000	5,372,035
Southwestern Electric Power Co 5.2% 4/1/2036	1,561,000	1,540,389
Southwestern Electric Power Co 5.3% 4/1/2033	1,887,000	1,911,964
Vistra Operations Co LLC 4.55% 10/30/2028 (h)	705,000	700,455
Vistra Operations Co LLC 5% 4/30/2031 (h)	1,732,000	1,718,906
Vistra Operations Co LLC 5.25% 4/30/2033 (h)	1,836,000	1,822,413
Vistra Operations Co LLC 5.55% 4/30/2036 (h)	3,319,000	3,302,038
		38,935,945
Independent Power and Renewable Electricity Producers - 0.1%
AES Corp/The 2.45% 1/15/2031	741,000	661,002
AES Corp/The 3.95% 7/15/2030 (h)	4,253,000	4,074,138
AES Corp/The 5.2% 7/15/2029	689,000	692,910
		5,428,050
Multi-Utilities - 0.3%
NiSource Inc 2.95% 9/1/2029	4,856,000	4,612,065
NiSource Inc 3.6% 5/1/2030	2,477,000	2,377,546
NiSource Inc 4.75% 5/18/2031	1,430,000	1,424,159
NiSource Inc 5.3% 5/18/2036	3,685,000	3,687,503
Puget Energy Inc 4.1% 6/15/2030	1,909,000	1,847,630
Puget Energy Inc 4.224% 3/15/2032	3,417,000	3,279,808
		17,228,711
TOTAL UTILITIES		61,592,706
TOTAL UNITED STATES		962,366,199
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $1,184,462,156)		1,139,388,889

U.S. Government Agency - Mortgage Securities - 18.2%
	Principal Amount (a)	Value ($)
UNITED STATES - 18.2%
Fannie Mae 2% 11/1/2051	761,390	614,679
Fannie Mae 2% 3/1/2052	1,932,506	1,559,532
Fannie Mae 2.5% 4/1/2052	478,303	406,808
Fannie Mae 2.5% 6/1/2052	1,649,509	1,408,619
Fannie Mae 3% 12/1/2051	489,972	431,897
Fannie Mae 5.5% 2/1/2055	2,396,240	2,432,545
Fannie Mae 6.5% 7/1/2054	207,336	217,320
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.475%, 5.85% 5/1/2036 (b)(c)	8,317	8,527
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.48%, 6.105% 7/1/2034 (b)(c)	1,229	1,256
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.553%, 6.178% 6/1/2036 (b)(c)	1,394	1,432
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.667%, 6.099% 11/1/2036 (b)(c)	20,341	20,928
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.7%, 5.962% 6/1/2042 (b)(c)	13,460	14,001
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 6.08% 7/1/2035 (b)(c)	1,358	1,396
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.788%, 6.038% 2/1/2036 (b)(c)	9,218	9,522
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.8%, 6.478% 7/1/2041 (b)(c)	4,455	4,646
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.818%, 6.483% 7/1/2041 (b)(c)	9,064	9,464
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.818%, 6.568% 9/1/2041 (b)(c)	7,401	7,735
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.82%, 6.07% 12/1/2035 (b)(c)	10,252	10,605
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.83%, 6.58% 10/1/2041 (b)(c)	2,668	2,789
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.95%, 6.434% 9/1/2036 (b)(c)	14,874	15,438
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.955%, 6.338% 7/1/2037 (b)(c)	6,593	6,858
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 1.945%, 5.929% 10/1/2033 (b)(c)	18,892	19,332
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.208%, 5.708% 3/1/2035 (b)(c)	1,835	1,891
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.2602%, 5.885% 8/1/2036 (b)(c)	24,064	24,873
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.275%, 6.377% 10/1/2033 (b)(c)	2,450	2,522
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.46%, 6.129% 5/1/2035 (b)(c)	3,410	3,518
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2036	1,394,604	1,248,755
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2041	165,043	139,374
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2051	2,109,116	1,619,498
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	850,861	761,877
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	813,330	730,051
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	426,866	382,224
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	23,345	20,955
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	16,206	14,547
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2040	161,601	136,676
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2041	2,888,640	2,419,187
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2035	856,651	767,062
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2035	16,372	14,660
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2040	163,919	138,529
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2041	168,876	142,500
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2051	1,700,571	1,304,199
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2041	172,455	145,422
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2037	717,672	657,286
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2051	942,801	760,840
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2041	16,224	14,001
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	311,798	255,129
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	186,526	150,760
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	174,237	140,827
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	1,967,998	1,606,009
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	1,675,887	1,369,723
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2036	89,175	81,449
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2040	1,439,550	1,252,596
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2041	888,909	767,120
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2041	700,716	604,591
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2050	230,139	186,873
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2050	120,220	97,055
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2050	118,986	96,171
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	208,561	169,482
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	55,933	45,644
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	38,996	31,872
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2040	167,361	145,975
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2040	13,621	11,844
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	460,093	371,439
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	121,931	98,398
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	96,019	77,967
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	15,279	12,488
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	2,262,225	1,847,530
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	1,387,006	1,126,682
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	973,808	791,645
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2028	273,908	269,639
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2036	659,386	604,935
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2041	14,615	12,684
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	61,170	49,747
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	15,336	12,415
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	428,603	349,231
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	60,994	49,680
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	26,655	21,744
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2037	177,893	163,036
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	16,001	12,953
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	1,027,619	835,068
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	905,968	731,116
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	709,539	578,141
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	637,776	519,269
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	572,465	466,451
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	230,412	188,031
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	59,606	48,549
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	40,915	33,376
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2041	65,256	56,835
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	6,852,126	5,529,665
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	198,344	159,940
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	135,788	109,496
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	27,013	22,078
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2042	3,033,729	2,634,200
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2051	5,505,945	4,402,003
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2041	2,850,527	2,466,593
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2041	46,642	40,617
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2036	77,604	71,123
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2041	562,678	486,859
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2041	123,414	106,701
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	1,324,762	1,071,152
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	285,011	232,230
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	350,414	283,222
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	329,286	265,322
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	101,666	82,775
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	31,016	25,088
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2050	993,769	803,525
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2050	116,707	94,456
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2051	53,874	43,965
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2051	32,543	26,242
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2050	109,757	88,711
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2051	60,438	48,735
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2032	171,644	164,697
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2040	13,327	12,029
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2043	857,486	755,095
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2051	301,558	255,634
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	1,413,256	1,203,334
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	164,857	140,627
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	130,576	111,385
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	119,621	101,479
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	89,700	76,516
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2054	2,386,286	2,016,172
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	162,596	156,222
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2039	156,773	141,946
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2050	4,513,350	3,859,873
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	267,141	226,625
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2029	25,680	25,100
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2031	108,324	104,076
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2032	47,389	45,246
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	898,614	800,471
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	556,881	496,543
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	111,418	99,596
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	1,541,731	1,307,908
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	1,175,274	997,028
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2031	304,241	291,928
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2033	869,995	833,808
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	2,129,303	1,806,366
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	1,423,859	1,212,362
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2035	90,842	87,279
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2041	353,633	317,071
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2051	13,563	11,506
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2052	94,438	80,499
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2040	112,332	101,309
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2040	9,084	8,201
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2041	140,151	126,566
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2050	631,325	535,577
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2052	817,084	694,950
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2036	163,168	156,679
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2041	335,226	300,317
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2051	8,330,002	7,038,016
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2051	1,757,053	1,508,144
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	771,295	654,318
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	190,572	162,384
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	97,556	83,584
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2040	116,039	104,579
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2041	164,760	147,656
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2041	125,632	113,150
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2042	118,810	106,179
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2042	43,480	38,820
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	3,211,576	2,742,565
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	2,918,900	2,466,178
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	1,934,513	1,641,119
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	1,541,065	1,316,011
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	16,373	13,890
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2033	29,890	28,443
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2040	218,159	196,421
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2050	626,411	536,105
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2051	3,112,022	2,625,456
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2052	488,002	416,735
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2052	389,589	333,181
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2031	2,566,749	2,470,189
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2040	225,879	203,266
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2041	236,133	211,300
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2041	131,641	118,075
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2039	33,892	30,700
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	2,303,712	1,952,165
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	1,856,327	1,573,051
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	1,788,244	1,515,357
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2041	756,048	675,133
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2050	342,024	292,717
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	104,130	94,929
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	99,090	90,642
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	79,600	72,447
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	33,890	31,277
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	24,312	22,328
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	19,820	18,122
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	18,068	16,446
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	17,831	16,321
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	17,179	15,658
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	16,751	15,289
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	15,715	14,351
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	15,217	13,891
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	7,978	7,240
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2051	679,433	597,627
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2052	2,862,977	2,513,794
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2052	546,258	479,463
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2049	460,175	409,370
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2049	33,674	29,830
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2049	4,008	3,550
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2050	39,840	35,081
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2051 (d)	5,577,997	4,934,283
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2051	383,589	337,044
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2032	15,864	15,295
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2034	54,806	53,349
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	29,576	26,863
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	17,386	15,986
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	16,286	14,912
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	15,847	14,658
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	12,612	11,442
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2050	133,536	117,583
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	1,264,814	1,124,780
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	1,122,690	993,129
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	16,214	14,394
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	15,282	13,566
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2032	218,366	210,788
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2032	154,402	149,873
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	100,780	91,963
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	59,132	54,061
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	43,411	39,432
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	41,606	37,995
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	39,935	36,508
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	39,182	35,779
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	38,647	35,170
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	18,169	16,758
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	16,926	15,500
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	14,960	13,686
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	9,100	8,261
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	6,751	6,224
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2044	2,211	1,990
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2050	1,232,787	1,084,356
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	3,455,523	3,047,029
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	487,559	430,989
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	421,152	370,049
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	372,527	329,070
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2031	90,484	88,584
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2035	38,176	37,219
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	662,556	603,902
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	485,122	442,186
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	258,462	236,321
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	230,525	210,197
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	56,815	51,834
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	48,158	43,709
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	31,212	28,367
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	4,077	3,824
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2050	932,028	827,964
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2051	657,397	584,613
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	1,048,658	924,363
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	947,227	834,955
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2033	82,764	80,214
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2033	25,569	24,720
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	52,133	47,573
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2044	65,541	59,255
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2050	8,125	7,172
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2050	7,368	6,499
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	1,374,555	1,219,794
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	579,587	515,055
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	556,518	488,468
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	130,147	118,706
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	113,102	102,406
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2051	63,005	55,458
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2052	1,161,091	1,032,540
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	48,094	43,847
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	39,258	35,749
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	35,369	32,220
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	24,825	22,637
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2045	71,972	64,848
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2045	7,384	6,693
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2045	5,814	5,324
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2050	230,529	204,790
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	48,270	44,188
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2045	29,322	26,234
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2045	11,139	10,065
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2050	42,913	37,826
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2051	2,871,191	2,546,129
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2052	1,476,064	1,303,877
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2052	407,562	360,019
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2034	108,990	106,425
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	33,716	30,703
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2045	33,483	30,306
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2045	30,782	27,846
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2050	1,508,011	1,338,224
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2051	846,437	748,756
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2032	269,168	260,128
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	308,573	280,678
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2045	143,734	129,338
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2045	58,264	52,450
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2045	22,976	20,581
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2049	933,177	826,653
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2049	54,439	48,225
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2050	567,086	499,870
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2050	12,531	11,038
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2051	668,297	591,800
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2051	66,751	58,651
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2052	1,464,439	1,298,725
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2032	55,579	53,733
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2032	46,400	44,842
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2035	240,585	233,432
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2049	378,176	336,306
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2050	52,978	46,666
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2043	120,321	112,819
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2046	59,054	54,572
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	853,818	791,802
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	824,587	764,694
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	338,147	313,586
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	187,029	173,444
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	123,478	114,355
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	114,928	106,580
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	99,747	92,502
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	28,084	26,044
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2048	351,298	326,002
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2052	136,265	124,792
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2046	1,079,013	1,001,315
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2046	105,326	97,742
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2047	318,685	295,737
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2050	9,581,667	8,777,923
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	45,853	42,879
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2046	47,853	44,407
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2048	6,297,644	5,852,715
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2042	48,166	45,185
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2046	155,875	144,628
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2047	52,089	48,305
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2052	208,997	191,139
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2043	110,904	103,757
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2042	313,262	294,071
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2042	117,093	109,921
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2042	58,497	54,772
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2046	630,734	585,222
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2046	543,782	504,388
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2046	345,377	319,965
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2042	263,170	247,222
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2042	198,402	186,351
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2042	36,297	33,981
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2042	10,020	9,544
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2046	198,163	183,369
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2046	85,222	78,688
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046	164,253	152,425
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046	107,368	99,636
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046	102,816	95,412
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046	97,216	90,215
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2047	621,185	582,616
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2037	35,703	34,293
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2043	147,380	138,424
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2046	165,248	153,349
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2046	162,351	150,660
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2046	96,344	89,406
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2047	208,818	193,977
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	14,685	14,197
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	2,900	2,802
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2042	5,441	5,245
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2045	92,287	88,268
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2052	33,660	31,997
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	20,145	19,470
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2043	145,798	140,732
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2045	29,673	28,317
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2046	371,729	354,180
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	1,717,057	1,659,291
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	1,557	1,501
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	183,033	176,672
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2051	42,889	40,771
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	4,185	4,060
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	3,121	3,014
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2044	57,529	55,122
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2045	21,702	20,709
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2051	25,583	24,319
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	15,397	14,845
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	98,362	94,843
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	12,757	12,287
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	9,797	9,518
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	9,246	8,940
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2047	1,374,066	1,309,627
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2052	23,152	22,008
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	27,584	26,616
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	24,755	23,849
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2045	835,594	802,922
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	174,611	168,426
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	58,524	56,441
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	26,376	25,413
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	3,484	3,357
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2044	140,569	135,073
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2046	20,139	19,271
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2048	336,973	320,539
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2048	83,539	79,308
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2048	76,581	72,702
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2049	557,466	525,714
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2052	350,317	330,932
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2047	345,392	328,870
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2048	839,718	797,189
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2048	138,314	131,309
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2041	52,323	50,125
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2041	40,371	38,990
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2039	1,988	1,925
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2042	4,292	4,135
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2046	335,078	319,469
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2046	31,051	29,595
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2047	187,724	178,569
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2043	96,820	93,029
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2040	20,665	19,947
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2046	395,925	377,481
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2046	16,964	16,168
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2051	31,881	30,306
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2051	7,501	7,131
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2052	56,084	53,301
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2053	4,966,439	4,684,411
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2044	25,106	24,757
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2045	52,592	51,816
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2044	13,267	13,063
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2040	150,927	149,432
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2041	14,966	14,824
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2042	103,159	102,142
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2044	110,891	109,167
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2038	8,744	8,689
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	348,456	344,977
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2043	113,550	112,031
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2044	43,695	43,001
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2044	41,334	40,668
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2044	22,704	22,409
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2044	12,876	12,680
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2044	638	630
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2046	20,422	19,975
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2044	30,150	29,681
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2045	4,243	4,188
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2047	291,225	286,991
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2046	18,891	18,507
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2029	457	456
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2039	1,080,956	1,073,930
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2039	194,760	193,544
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2041	47,420	46,832
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2044	93,404	92,064
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2044	43,191	42,617
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2045	29,046	28,502
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2048	46,322	45,207
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2044	51,332	50,596
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	304,327	297,574
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	30,114	29,408
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	15,688	15,340
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2038	45,150	44,723
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2047	260,506	254,725
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	42,225	41,973
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	20,603	20,479
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	7,078	7,034
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2037	5,964	5,931
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2041	23,457	23,224
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2041	7,055	6,969
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2044	47,246	46,575
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2044	20,855	20,527
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2049	907,469	880,525
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	49,775	49,468
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	23,445	23,299
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	18,227	18,115
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	8,476	8,422
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2035	111,034	110,273
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2044	43,204	42,518
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2041	255,426	256,542
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2052	1,314,143	1,309,352
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2052	1,063,333	1,061,450
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	1,569,973	1,568,173
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	856,413	852,487
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2052	896,002	894,134
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2035	19,182	19,247
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2056	188,000	184,817
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2033	9,311	9,338
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2056	599,942	589,786
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2044	15,229	15,296
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2056	14,000,003	13,763,018
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2054	4,739,186	4,789,514
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2053	254,174	257,627
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2056	337,416	344,110
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2056	328,323	335,144
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2053	513,211	521,628
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2053	169,311	172,617
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2056	2,396,531	2,441,827
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2053	894,074	908,737
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2054	837,863	850,295
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2053	571,326	582,482
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.313%, 5.438% 5/1/2034 (b)(c)	9,793	9,950
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.42%, 5.373% 9/1/2033 (b)(c)	24,436	24,783
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.55%, 5.574% 10/1/2033 (b)(c)	972	992
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.565%, 5.744% 7/1/2035 (b)(c)	1,379	1,414
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2038	54,606	56,481
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2040	56,152	58,140
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2042	5,001	5,190
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2056	1,329,601	1,371,833
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2056	993,520	1,030,368
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2034	20,059	20,602
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2037	55,966	57,816
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2038	35,000	35,992
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	32,154	33,016
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2053	1,569,743	1,615,242
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	1,506,584	1,564,226
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	547,248	568,356
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	231,918	241,299
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2055	1,406,009	1,456,288
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2038	20,698	21,441
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2055	1,790,583	1,859,091
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2056	1,861,622	1,934,738
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2056	1,679,317	1,747,372
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2056	1,636,940	1,704,813
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2056	1,349,506	1,391,017
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2056	1,129,370	1,169,845
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2056	789,467	822,941
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2036	420,105	432,446
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2040	78,037	80,763
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2055	1,300,054	1,344,919
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2055	1,258,725	1,304,131
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2056	1,098,053	1,143,582
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2056	813,660	839,705
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2056	698,380	727,774
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2053	1,086,117	1,126,315
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2055	689,646	716,679
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2056	1,698,612	1,770,767
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2056	899,254	938,578
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2038	9,129	9,459
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2039	512,283	526,651
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2041	171,313	177,349
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2053	269,072	279,030
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2054	2,818,515	2,901,691
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2054	1,646,341	1,709,845
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2055	1,523,691	1,575,797
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2055	494,089	509,442
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2037	86,423	88,620
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2055	1,280,385	1,326,572
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2037	4,499	4,658
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2038	90,898	93,476
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2053	429,952	443,580
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2054	729,108	758,827
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2055	276,716	290,888
Fannie Mae Mortgage pass-thru certificates 6.5% 10/1/2053	196,863	205,326
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2032	4,452	4,605
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2035	43,615	45,117
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2053	711,592	747,148
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2053	156,510	164,399
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2053	73,063	75,877
Fannie Mae Mortgage pass-thru certificates 6.5% 2/1/2036	2,415	2,515
Fannie Mae Mortgage pass-thru certificates 6.5% 3/1/2054	565,260	586,173
Fannie Mae Mortgage pass-thru certificates 6.5% 3/1/2055	539,383	566,334
Fannie Mae Mortgage pass-thru certificates 6.5% 3/1/2055	43,945	46,350
Fannie Mae Mortgage pass-thru certificates 6.5% 4/1/2055	38,879	40,705
Fannie Mae Mortgage pass-thru certificates 6.5% 4/1/2056	1,343,035	1,410,666
Fannie Mae Mortgage pass-thru certificates 6.5% 4/1/2056	802,914	840,586
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2054	548,639	569,237
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2055	439,062	461,172
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2032	12,985	13,432
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2032	2,444	2,528
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2035	5,415	5,601
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2054	746,754	774,791
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2054	218,443	229,290
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2036	40,201	41,584
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2036	31,404	32,484
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2036	7,139	7,384
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2054	293,243	307,858
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2055	420,902	442,097
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2055	320,337	336,868
Fannie Mae Mortgage pass-thru certificates 6.5% 9/1/2053	724,350	759,638
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2027	43	43
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2028	268	282
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2028	76	81
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2028	52	55
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2028	4	4
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2029	27	28
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2053	82,814	88,812
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2054	495,047	530,402
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2055	445,155	474,930
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2055	322,396	344,514
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2055	234,204	250,034
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2056	65,320	69,616
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2028	172	181
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2055	117,293	125,505
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2055	93,420	99,728
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2055	49,300	52,235
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2027	262	276
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2027	8	9
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2054	43,799	46,763
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2055	148,551	157,419
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2055	88,162	94,334
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2055	73,637	78,350
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2055	63,762	67,702
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2055	59,548	63,419
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2055	57,226	60,714
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2055	56,096	59,410
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2027	44	47
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2028	137	145
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2053	405,335	434,948
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2053	30,350	32,352
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2055	89,214	94,883
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2055	86,602	92,252
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2055	58,777	62,838
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2055	54,321	57,551
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2028	36	38
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2029	3,598	3,797
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2053	77,846	83,332
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2054	92,420	98,355
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2054	41,536	44,370
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2053	28,907	31,010
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2054	60,563	64,525
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2055	57,588	61,503
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2053	62,108	66,505
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2054	48,154	51,334
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2055	197,443	209,989
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2053	22,736	24,331
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2027	16	16
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2032	52	55
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2054	45,488	48,673
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2055	79,750	84,798
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2055	76,902	81,815
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2055	71,345	76,312
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2055	61,276	65,758
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2054	46,743	49,909
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2055	51,605	54,775
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	253	255
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2026	40	39
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2027	55	56
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	241	244
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2028	20	20
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2029	167	171
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2031	2,669	2,764
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2027	45	45
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2028	16	16
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2029	106	109
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2029	6	7
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2027	114	114
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2028	39	40
Fannie Mae Mortgage pass-thru certificates 7.5% 3/1/2028	66	67
Fannie Mae Mortgage pass-thru certificates 7.5% 3/1/2029	34	34
Fannie Mae Mortgage pass-thru certificates 7.5% 4/1/2029	17	18
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2027	15	15
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2028	695	705
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2029	76	78
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2027	1,165	1,176
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2028	183	187
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2027	29	29
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	749	771
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	541	557
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	119	121
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	112	114
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	36	36
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	13	13
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2029	5,653	5,821
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2029	392	404
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2029	9	9
Federal Home Loan Bank 6% 3/1/2056	437,632	455,368
Freddie Mac 7% 1/1/2055	58,919	62,878
Freddie Mac Gold Pool 1.5% 1/1/2036	727,419	651,345
Freddie Mac Gold Pool 1.5% 1/1/2051	2,082,908	1,599,374
Freddie Mac Gold Pool 1.5% 11/1/2035	827,867	743,099
Freddie Mac Gold Pool 1.5% 11/1/2035	57,410	51,532
Freddie Mac Gold Pool 1.5% 12/1/2035	832,211	745,177
Freddie Mac Gold Pool 1.5% 12/1/2040	98,909	83,587
Freddie Mac Gold Pool 1.5% 2/1/2041	170,926	144,219
Freddie Mac Gold Pool 1.5% 2/1/2051	2,123,179	1,628,305
Freddie Mac Gold Pool 1.5% 3/1/2041	172,651	145,564
Freddie Mac Gold Pool 1.5% 4/1/2041	175,684	148,016
Freddie Mac Gold Pool 1.5% 4/1/2051	9,240,437	7,086,664
Freddie Mac Gold Pool 1.5% 7/1/2035	245,695	220,768
Freddie Mac Gold Pool 1.5% 8/1/2035	682,751	613,482
Freddie Mac Gold Pool 2% 1/1/2051	256,941	207,352
Freddie Mac Gold Pool 2% 1/1/2051	124,726	100,653
Freddie Mac Gold Pool 2% 1/1/2051	59,042	47,924
Freddie Mac Gold Pool 2% 1/1/2051	41,006	33,284
Freddie Mac Gold Pool 2% 1/1/2052	236,254	192,060
Freddie Mac Gold Pool 2% 1/1/2052	130,513	106,507
Freddie Mac Gold Pool 2% 1/1/2052	127,734	102,922
Freddie Mac Gold Pool 2% 1/1/2052	47,343	38,694
Freddie Mac Gold Pool 2% 10/1/2041	16,616	14,330
Freddie Mac Gold Pool 2% 10/1/2050	113,990	92,132
Freddie Mac Gold Pool 2% 10/1/2051	2,267,903	1,842,954
Freddie Mac Gold Pool 2% 10/1/2051	809,320	660,456
Freddie Mac Gold Pool 2% 10/1/2051	189,275	153,987
Freddie Mac Gold Pool 2% 11/1/2041	398,920	343,895
Freddie Mac Gold Pool 2% 11/1/2050	6,205,005	5,015,194
Freddie Mac Gold Pool 2% 11/1/2050	17,352	14,008
Freddie Mac Gold Pool 2% 11/1/2050	15,002	12,257
Freddie Mac Gold Pool 2% 11/1/2051	1,320,004	1,070,193
Freddie Mac Gold Pool 2% 11/1/2051	663,676	539,942
Freddie Mac Gold Pool 2% 11/1/2051	265,728	216,186
Freddie Mac Gold Pool 2% 11/1/2051	153,176	124,618
Freddie Mac Gold Pool 2% 12/1/2051	2,364,817	1,922,448
Freddie Mac Gold Pool 2% 12/1/2051	24,151	19,686
Freddie Mac Gold Pool 2% 12/1/2051	17,554	14,336
Freddie Mac Gold Pool 2% 2/1/2042	444,907	382,844
Freddie Mac Gold Pool 2% 2/1/2051	3,294,215	2,658,431
Freddie Mac Gold Pool 2% 2/1/2052	3,528,542	2,866,278
Freddie Mac Gold Pool 2% 2/1/2052	214,027	174,392
Freddie Mac Gold Pool 2% 3/1/2041	149,843	130,636
Freddie Mac Gold Pool 2% 3/1/2051	3,767,273	3,044,898
Freddie Mac Gold Pool 2% 3/1/2051	3,590,381	2,897,436
Freddie Mac Gold Pool 2% 3/1/2052	1,612,062	1,288,340
Freddie Mac Gold Pool 2% 3/1/2052	768,055	622,701
Freddie Mac Gold Pool 2% 4/1/2051	69,758	56,294
Freddie Mac Gold Pool 2% 5/1/2041	269,992	233,765
Freddie Mac Gold Pool 2% 5/1/2051	1,608,675	1,314,790
Freddie Mac Gold Pool 2% 5/1/2051	180,672	147,101
Freddie Mac Gold Pool 2% 5/1/2051	76,400	61,798
Freddie Mac Gold Pool 2% 6/1/2041	459,289	397,631
Freddie Mac Gold Pool 2% 6/1/2050	765,514	623,750
Freddie Mac Gold Pool 2% 6/1/2052	84,404	68,061
Freddie Mac Gold Pool 2% 7/1/2041	2,043,707	1,770,123
Freddie Mac Gold Pool 2% 7/1/2041	15,940	13,781
Freddie Mac Gold Pool 2% 7/1/2050	12,212	9,875
Freddie Mac Gold Pool 2% 7/1/2051	208,178	167,740
Freddie Mac Gold Pool 2% 7/1/2051	102,692	83,611
Freddie Mac Gold Pool 2% 8/1/2050	7,420,849	6,000,219
Freddie Mac Gold Pool 2% 8/1/2050	81,244	66,097
Freddie Mac Gold Pool 2% 8/1/2051	234,917	189,871
Freddie Mac Gold Pool 2% 9/1/2050	1,929,976	1,559,903
Freddie Mac Gold Pool 2% 9/1/2050	204,892	165,604
Freddie Mac Gold Pool 2% 9/1/2050	21,256	17,180
Freddie Mac Gold Pool 2.5% 1/1/2033	8,294	7,915
Freddie Mac Gold Pool 2.5% 1/1/2041	378,189	339,238
Freddie Mac Gold Pool 2.5% 1/1/2042	866,683	771,814
Freddie Mac Gold Pool 2.5% 1/1/2051	1,835,302	1,551,219
Freddie Mac Gold Pool 2.5% 1/1/2052	744,660	634,050
Freddie Mac Gold Pool 2.5% 10/1/2040	278,961	250,750
Freddie Mac Gold Pool 2.5% 10/1/2041	419,144	373,748
Freddie Mac Gold Pool 2.5% 10/1/2050	568,132	486,406
Freddie Mac Gold Pool 2.5% 11/1/2031	140,542	135,027
Freddie Mac Gold Pool 2.5% 11/1/2041	3,795,086	3,387,651
Freddie Mac Gold Pool 2.5% 11/1/2041	152,003	135,867
Freddie Mac Gold Pool 2.5% 11/1/2041	110,812	98,937
Freddie Mac Gold Pool 2.5% 11/1/2049	26,920	22,862
Freddie Mac Gold Pool 2.5% 11/1/2050	3,976,420	3,395,712
Freddie Mac Gold Pool 2.5% 11/1/2050	1,864,790	1,595,957
Freddie Mac Gold Pool 2.5% 11/1/2051	303,543	259,215
Freddie Mac Gold Pool 2.5% 12/1/2050	218,655	186,997
Freddie Mac Gold Pool 2.5% 12/1/2051	1,625,476	1,378,952
Freddie Mac Gold Pool 2.5% 12/1/2051	166,779	142,267
Freddie Mac Gold Pool 2.5% 2/1/2042	702,438	629,821
Freddie Mac Gold Pool 2.5% 2/1/2051	912,664	780,521
Freddie Mac Gold Pool 2.5% 3/1/2051	474,742	402,741
Freddie Mac Gold Pool 2.5% 4/1/2042	105,964	94,410
Freddie Mac Gold Pool 2.5% 4/1/2052	1,493,129	1,269,943
Freddie Mac Gold Pool 2.5% 4/1/2052	876,800	747,932
Freddie Mac Gold Pool 2.5% 4/1/2052	231,657	197,971
Freddie Mac Gold Pool 2.5% 5/1/2041	1,490,628	1,344,455
Freddie Mac Gold Pool 2.5% 5/1/2051	879,825	751,337
Freddie Mac Gold Pool 2.5% 5/1/2051	317,099	270,989
Freddie Mac Gold Pool 2.5% 6/1/2041	124,891	111,599
Freddie Mac Gold Pool 2.5% 7/1/2032	198,327	189,881
Freddie Mac Gold Pool 2.5% 8/1/2041	650,393	580,522
Freddie Mac Gold Pool 2.5% 8/1/2041	89,811	80,291
Freddie Mac Gold Pool 2.5% 8/1/2050	3,807,805	3,246,961
Freddie Mac Gold Pool 2.5% 8/1/2050	927,513	793,800
Freddie Mac Gold Pool 2.5% 9/1/2039	5,450	4,945
Freddie Mac Gold Pool 2.5% 9/1/2041	196,125	176,013
Freddie Mac Gold Pool 3% 1/1/2033	38,070	36,694
Freddie Mac Gold Pool 3% 1/1/2034	73,679	70,957
Freddie Mac Gold Pool 3% 1/1/2043	99,192	90,677
Freddie Mac Gold Pool 3% 1/1/2052	1,268,327	1,113,239
Freddie Mac Gold Pool 3% 1/1/2052	550,087	482,996
Freddie Mac Gold Pool 3% 1/1/2052	299,720	263,165
Freddie Mac Gold Pool 3% 10/1/2049	273,870	242,607
Freddie Mac Gold Pool 3% 11/1/2042	113,206	104,625
Freddie Mac Gold Pool 3% 11/1/2042	30,133	27,577
Freddie Mac Gold Pool 3% 11/1/2042	5,842	5,379
Freddie Mac Gold Pool 3% 11/1/2050	661,630	588,998
Freddie Mac Gold Pool 3% 11/1/2050	142,947	125,870
Freddie Mac Gold Pool 3% 11/1/2051	298,232	262,045
Freddie Mac Gold Pool 3% 12/1/2030	29,185	28,423
Freddie Mac Gold Pool 3% 12/1/2032	81,639	78,961
Freddie Mac Gold Pool 3% 12/1/2044	16,928	15,767
Freddie Mac Gold Pool 3% 12/1/2046	1,975,422	1,770,055
Freddie Mac Gold Pool 3% 12/1/2049	40,027	35,308
Freddie Mac Gold Pool 3% 12/1/2050	744,566	655,616
Freddie Mac Gold Pool 3% 2/1/2033	27,407	26,734
Freddie Mac Gold Pool 3% 2/1/2043	271,611	249,109
Freddie Mac Gold Pool 3% 2/1/2043	53,617	49,204
Freddie Mac Gold Pool 3% 2/1/2043	45,007	41,121
Freddie Mac Gold Pool 3% 2/1/2043	26,041	23,828
Freddie Mac Gold Pool 3% 2/1/2043	16,593	15,168
Freddie Mac Gold Pool 3% 2/1/2043	12,617	11,509
Freddie Mac Gold Pool 3% 3/1/2033	67,589	65,247
Freddie Mac Gold Pool 3% 3/1/2050	493,659	435,456
Freddie Mac Gold Pool 3% 3/1/2052	593,553	525,611
Freddie Mac Gold Pool 3% 3/1/2052	162,436	144,198
Freddie Mac Gold Pool 3% 3/1/2052	151,897	133,324
Freddie Mac Gold Pool 3% 4/1/2032	12,284	11,943
Freddie Mac Gold Pool 3% 4/1/2032	4,087	3,972
Freddie Mac Gold Pool 3% 4/1/2033	31,379	30,280
Freddie Mac Gold Pool 3% 4/1/2034	161,657	155,550
Freddie Mac Gold Pool 3% 4/1/2046	33,227	29,808
Freddie Mac Gold Pool 3% 4/1/2046	30,005	26,979
Freddie Mac Gold Pool 3% 4/1/2050	499,867	440,931
Freddie Mac Gold Pool 3% 4/1/2050	487,649	433,201
Freddie Mac Gold Pool 3% 4/1/2052	1,354,668	1,204,686
Freddie Mac Gold Pool 3% 5/1/2045	31,045	27,988
Freddie Mac Gold Pool 3% 5/1/2045	19,720	17,780
Freddie Mac Gold Pool 3% 5/1/2045	17,805	16,073
Freddie Mac Gold Pool 3% 5/1/2045	15,234	13,735
Freddie Mac Gold Pool 3% 5/1/2046	516,336	463,763
Freddie Mac Gold Pool 3% 5/1/2046	81,500	73,146
Freddie Mac Gold Pool 3% 5/1/2051	359,949	316,835
Freddie Mac Gold Pool 3% 6/1/2031	28,331	27,569
Freddie Mac Gold Pool 3% 6/1/2031	13,270	12,920
Freddie Mac Gold Pool 3% 6/1/2031	7,770	7,558
Freddie Mac Gold Pool 3% 6/1/2031	6,611	6,446
Freddie Mac Gold Pool 3% 6/1/2031	6,480	6,298
Freddie Mac Gold Pool 3% 6/1/2031	5,022	4,879
Freddie Mac Gold Pool 3% 6/1/2031	4,253	4,149
Freddie Mac Gold Pool 3% 6/1/2045	60,966	55,256
Freddie Mac Gold Pool 3% 6/1/2045	24,087	21,829
Freddie Mac Gold Pool 3% 6/1/2045	9,603	8,703
Freddie Mac Gold Pool 3% 6/1/2046	521,115	467,269
Freddie Mac Gold Pool 3% 6/1/2050	1,689,908	1,501,753
Freddie Mac Gold Pool 3% 6/1/2052	489,905	430,001
Freddie Mac Gold Pool 3% 6/1/2052	277,887	245,123
Freddie Mac Gold Pool 3% 7/1/2032	12,766	12,377
Freddie Mac Gold Pool 3% 7/1/2045	41,593	37,562
Freddie Mac Gold Pool 3% 7/1/2045	18,457	17,007
Freddie Mac Gold Pool 3% 8/1/2032	18,965	18,381
Freddie Mac Gold Pool 3% 8/1/2032	11,058	10,717
Freddie Mac Gold Pool 3% 8/1/2042	12,273	11,268
Freddie Mac Gold Pool 3% 8/1/2042	9,523	8,700
Freddie Mac Gold Pool 3% 8/1/2045	29,869	26,922
Freddie Mac Gold Pool 3% 8/1/2045	26,699	24,081
Freddie Mac Gold Pool 3% 8/1/2045	23,003	20,925
Freddie Mac Gold Pool 3% 8/1/2045	17,854	16,181
Freddie Mac Gold Pool 3% 8/1/2045	9,969	9,014
Freddie Mac Gold Pool 3% 8/1/2049	3,141	2,783
Freddie Mac Gold Pool 3% 8/1/2052	1,165,626	1,034,753
Freddie Mac Gold Pool 3% 9/1/2049	8,827	7,867
Freddie Mac Gold Pool 3% 9/1/2050	9,703	8,546
Freddie Mac Gold Pool 3% 9/1/2051	270,984	238,102
Freddie Mac Gold Pool 3.5% 1/1/2043	15,084	14,089
Freddie Mac Gold Pool 3.5% 1/1/2046	30,836	28,629
Freddie Mac Gold Pool 3.5% 1/1/2048	4,195	3,893
Freddie Mac Gold Pool 3.5% 10/1/2040	18,946	17,838
Freddie Mac Gold Pool 3.5% 10/1/2042	106,240	99,778
Freddie Mac Gold Pool 3.5% 10/1/2047	10,074	9,349
Freddie Mac Gold Pool 3.5% 10/1/2049	1,782,324	1,641,171
Freddie Mac Gold Pool 3.5% 11/1/2033	16,013	15,479
Freddie Mac Gold Pool 3.5% 11/1/2040	39,370	37,153
Freddie Mac Gold Pool 3.5% 11/1/2046	5,878	5,423
Freddie Mac Gold Pool 3.5% 11/1/2047	73,739	68,429
Freddie Mac Gold Pool 3.5% 11/1/2047	11,982	11,126
Freddie Mac Gold Pool 3.5% 12/1/2033	146,162	142,162
Freddie Mac Gold Pool 3.5% 12/1/2040	37,694	35,562
Freddie Mac Gold Pool 3.5% 12/1/2047	17,241	16,000
Freddie Mac Gold Pool 3.5% 12/1/2052	585,672	532,883
Freddie Mac Gold Pool 3.5% 2/1/2034	3,843,138	3,739,187
Freddie Mac Gold Pool 3.5% 2/1/2034	189,993	182,897
Freddie Mac Gold Pool 3.5% 2/1/2043	315,028	295,630
Freddie Mac Gold Pool 3.5% 2/1/2043	95,192	89,541
Freddie Mac Gold Pool 3.5% 2/1/2043	35,622	33,608
Freddie Mac Gold Pool 3.5% 2/1/2052	190,124	174,116
Freddie Mac Gold Pool 3.5% 3/1/2032	343,853	336,248
Freddie Mac Gold Pool 3.5% 3/1/2045	49,065	45,760
Freddie Mac Gold Pool 3.5% 3/1/2045	14,020	13,096
Freddie Mac Gold Pool 3.5% 3/1/2045	12,755	11,900
Freddie Mac Gold Pool 3.5% 3/1/2045	8,043	7,557
Freddie Mac Gold Pool 3.5% 3/1/2052 (e)	3,010,893	2,756,446
Freddie Mac Gold Pool 3.5% 3/1/2052	815,937	747,110
Freddie Mac Gold Pool 3.5% 3/1/2052	742,368	678,703
Freddie Mac Gold Pool 3.5% 4/1/2040	46,696	44,111
Freddie Mac Gold Pool 3.5% 4/1/2042	39,479	37,164
Freddie Mac Gold Pool 3.5% 4/1/2043	703,843	660,111
Freddie Mac Gold Pool 3.5% 4/1/2043	153,844	144,328
Freddie Mac Gold Pool 3.5% 4/1/2043	71,644	67,261
Freddie Mac Gold Pool 3.5% 4/1/2046	433,506	403,047
Freddie Mac Gold Pool 3.5% 4/1/2046	236,099	219,210
Freddie Mac Gold Pool 3.5% 5/1/2034	171,713	166,693
Freddie Mac Gold Pool 3.5% 5/1/2040	85,922	81,221
Freddie Mac Gold Pool 3.5% 5/1/2045	589,001	548,424
Freddie Mac Gold Pool 3.5% 5/1/2045	12,545	11,685
Freddie Mac Gold Pool 3.5% 5/1/2045	6,665	6,217
Freddie Mac Gold Pool 3.5% 5/1/2046	375,658	349,791
Freddie Mac Gold Pool 3.5% 6/1/2032	1,686,098	1,647,357
Freddie Mac Gold Pool 3.5% 6/1/2040	78,619	74,406
Freddie Mac Gold Pool 3.5% 6/1/2045	700,641	652,990
Freddie Mac Gold Pool 3.5% 6/1/2045	114,271	106,609
Freddie Mac Gold Pool 3.5% 6/1/2045	13,924	13,006
Freddie Mac Gold Pool 3.5% 6/1/2048	11,968	11,052
Freddie Mac Gold Pool 3.5% 7/1/2040	7,529	7,102
Freddie Mac Gold Pool 3.5% 7/1/2042	292,685	274,768
Freddie Mac Gold Pool 3.5% 7/1/2042	53,753	50,549
Freddie Mac Gold Pool 3.5% 7/1/2047	177,399	164,791
Freddie Mac Gold Pool 3.5% 7/1/2051	1,042,341	953,603
Freddie Mac Gold Pool 3.5% 8/1/2034	292,222	283,532
Freddie Mac Gold Pool 3.5% 8/1/2040	50,459	47,676
Freddie Mac Gold Pool 3.5% 8/1/2042	21,428	20,112
Freddie Mac Gold Pool 3.5% 8/1/2043	8,752	8,217
Freddie Mac Gold Pool 3.5% 8/1/2047	276,427	256,781
Freddie Mac Gold Pool 3.5% 8/1/2047	32,889	30,551
Freddie Mac Gold Pool 3.5% 8/1/2047	20,826	19,345
Freddie Mac Gold Pool 3.5% 9/1/2040	34,238	32,428
Freddie Mac Gold Pool 3.5% 9/1/2042	445,705	418,061
Freddie Mac Gold Pool 3.5% 9/1/2042	362,532	339,886
Freddie Mac Gold Pool 3.5% 9/1/2042	7,487	7,022
Freddie Mac Gold Pool 3.5% 9/1/2046	161,710	150,592
Freddie Mac Gold Pool 3.5% 9/1/2047	5,344	4,964
Freddie Mac Gold Pool 3.5% 9/1/2047	5,024	4,667
Freddie Mac Gold Pool 4% 1/1/2041	435,401	421,269
Freddie Mac Gold Pool 4% 1/1/2043	8,546	8,218
Freddie Mac Gold Pool 4% 1/1/2044	17,083	16,384
Freddie Mac Gold Pool 4% 10/1/2042	10,603	10,226
Freddie Mac Gold Pool 4% 10/1/2042	6,283	6,103
Freddie Mac Gold Pool 4% 10/1/2042	4,497	4,325
Freddie Mac Gold Pool 4% 10/1/2043	42,725	41,059
Freddie Mac Gold Pool 4% 10/1/2043	18,496	17,743
Freddie Mac Gold Pool 4% 10/1/2043	13,278	12,740
Freddie Mac Gold Pool 4% 10/1/2043	10,469	10,094
Freddie Mac Gold Pool 4% 10/1/2052	378,273	357,697
Freddie Mac Gold Pool 4% 11/1/2041	2,695	2,605
Freddie Mac Gold Pool 4% 11/1/2042	1,162,871	1,124,070
Freddie Mac Gold Pool 4% 11/1/2042	35,997	34,726
Freddie Mac Gold Pool 4% 11/1/2042	32,667	31,447
Freddie Mac Gold Pool 4% 11/1/2042	23,294	22,475
Freddie Mac Gold Pool 4% 11/1/2042	14,478	13,929
Freddie Mac Gold Pool 4% 11/1/2042	1,209	1,186
Freddie Mac Gold Pool 4% 11/1/2043	181,171	174,648
Freddie Mac Gold Pool 4% 11/1/2051	16,305	15,500
Freddie Mac Gold Pool 4% 12/1/2042	23,144	22,267
Freddie Mac Gold Pool 4% 12/1/2042	8,302	8,022
Freddie Mac Gold Pool 4% 2/1/2043	35,223	33,907
Freddie Mac Gold Pool 4% 2/1/2043	23,332	22,437
Freddie Mac Gold Pool 4% 2/1/2043	21,265	20,428
Freddie Mac Gold Pool 4% 2/1/2043	10,103	9,711
Freddie Mac Gold Pool 4% 2/1/2044	9,750	9,348
Freddie Mac Gold Pool 4% 2/1/2045	290,916	279,891
Freddie Mac Gold Pool 4% 2/1/2048	27,923	26,543
Freddie Mac Gold Pool 4% 3/1/2043	14,242	13,759
Freddie Mac Gold Pool 4% 4/1/2042	859,993	829,658
Freddie Mac Gold Pool 4% 4/1/2042	500,071	483,058
Freddie Mac Gold Pool 4% 4/1/2043	16,219	15,630
Freddie Mac Gold Pool 4% 4/1/2043	8,362	8,122
Freddie Mac Gold Pool 4% 4/1/2046	102,727	98,317
Freddie Mac Gold Pool 4% 4/1/2052	16,263	15,430
Freddie Mac Gold Pool 4% 5/1/2037	1,154,874	1,128,072
Freddie Mac Gold Pool 4% 5/1/2043	17,726	17,042
Freddie Mac Gold Pool 4% 5/1/2043	14,611	14,032
Freddie Mac Gold Pool 4% 5/1/2043	8,102	7,779
Freddie Mac Gold Pool 4% 5/1/2043	3,848	3,703
Freddie Mac Gold Pool 4% 5/1/2048	716,548	679,585
Freddie Mac Gold Pool 4% 5/1/2048	476,390	452,835
Freddie Mac Gold Pool 4% 6/1/2043	22,214	21,476
Freddie Mac Gold Pool 4% 6/1/2043	15,605	14,987
Freddie Mac Gold Pool 4% 7/1/2043	39,293	37,778
Freddie Mac Gold Pool 4% 7/1/2043	32,351	31,158
Freddie Mac Gold Pool 4% 7/1/2043	20,611	19,853
Freddie Mac Gold Pool 4% 7/1/2043	14,692	14,106
Freddie Mac Gold Pool 4% 7/1/2043	10,365	9,950
Freddie Mac Gold Pool 4% 7/1/2043	10,031	9,627
Freddie Mac Gold Pool 4% 7/1/2043	5,602	5,379
Freddie Mac Gold Pool 4% 8/1/2043	21,892	21,032
Freddie Mac Gold Pool 4% 8/1/2043	21,603	20,881
Freddie Mac Gold Pool 4% 8/1/2043	15,813	15,295
Freddie Mac Gold Pool 4% 8/1/2043	7,366	7,071
Freddie Mac Gold Pool 4% 8/1/2044	8,545	8,197
Freddie Mac Gold Pool 4% 8/1/2044	5,710	5,509
Freddie Mac Gold Pool 4% 8/1/2052	15,057	14,310
Freddie Mac Gold Pool 4% 9/1/2041	35,361	34,166
Freddie Mac Gold Pool 4% 9/1/2042	23,535	22,771
Freddie Mac Gold Pool 4% 9/1/2043	35,125	33,799
Freddie Mac Gold Pool 4% 9/1/2043	32,953	31,690
Freddie Mac Gold Pool 4% 9/1/2043	27,793	26,709
Freddie Mac Gold Pool 4% 9/1/2043	27,213	26,187
Freddie Mac Gold Pool 4% 9/1/2043	23,116	22,249
Freddie Mac Gold Pool 4% 9/1/2043	19,248	18,475
Freddie Mac Gold Pool 4% 9/1/2043	10,736	10,299
Freddie Mac Gold Pool 4% 9/1/2043	847	831
Freddie Mac Gold Pool 4% 9/1/2051	12,311	11,703
Freddie Mac Gold Pool 4.5% 1/1/2041	12,495	12,396
Freddie Mac Gold Pool 4.5% 1/1/2042	510,443	506,100
Freddie Mac Gold Pool 4.5% 1/1/2047	17,734	17,368
Freddie Mac Gold Pool 4.5% 10/1/2041	155,665	154,062
Freddie Mac Gold Pool 4.5% 10/1/2041	7,727	7,670
Freddie Mac Gold Pool 4.5% 10/1/2048	1,019,539	997,868
Freddie Mac Gold Pool 4.5% 10/1/2048	55,063	53,583
Freddie Mac Gold Pool 4.5% 12/1/2040	37,690	37,381
Freddie Mac Gold Pool 4.5% 12/1/2045	39,823	39,511
Freddie Mac Gold Pool 4.5% 12/1/2046	14,754	14,450
Freddie Mac Gold Pool 4.5% 12/1/2047	319,143	311,961
Freddie Mac Gold Pool 4.5% 2/1/2041	26,961	26,731
Freddie Mac Gold Pool 4.5% 2/1/2041	26,818	26,588
Freddie Mac Gold Pool 4.5% 2/1/2041	20,337	20,117
Freddie Mac Gold Pool 4.5% 2/1/2041	19,215	19,056
Freddie Mac Gold Pool 4.5% 2/1/2041	16,396	16,268
Freddie Mac Gold Pool 4.5% 2/1/2041	11,580	11,456
Freddie Mac Gold Pool 4.5% 2/1/2044	100,810	99,485
Freddie Mac Gold Pool 4.5% 2/1/2047	57,098	55,920
Freddie Mac Gold Pool 4.5% 3/1/2041	101,598	100,707
Freddie Mac Gold Pool 4.5% 3/1/2041	23,080	22,837
Freddie Mac Gold Pool 4.5% 3/1/2041	14,585	14,459
Freddie Mac Gold Pool 4.5% 3/1/2044	101,010	99,696
Freddie Mac Gold Pool 4.5% 3/1/2044	66,695	65,857
Freddie Mac Gold Pool 4.5% 3/1/2044	47,113	46,508
Freddie Mac Gold Pool 4.5% 3/1/2044	37,864	37,363
Freddie Mac Gold Pool 4.5% 4/1/2035	981	976
Freddie Mac Gold Pool 4.5% 4/1/2041	161,414	160,018
Freddie Mac Gold Pool 4.5% 4/1/2041	27,702	27,397
Freddie Mac Gold Pool 4.5% 4/1/2041	26,862	26,578
Freddie Mac Gold Pool 4.5% 4/1/2048	142,559	139,306
Freddie Mac Gold Pool 4.5% 4/1/2048	58,616	57,279
Freddie Mac Gold Pool 4.5% 4/1/2048	57,224	55,918
Freddie Mac Gold Pool 4.5% 5/1/2039	77,772	77,187
Freddie Mac Gold Pool 4.5% 5/1/2041	28,997	28,678
Freddie Mac Gold Pool 4.5% 5/1/2041	19,295	19,127
Freddie Mac Gold Pool 4.5% 5/1/2041	4,214	4,177
Freddie Mac Gold Pool 4.5% 5/1/2047	172,669	169,053
Freddie Mac Gold Pool 4.5% 5/1/2047	126,965	124,346
Freddie Mac Gold Pool 4.5% 5/1/2047	59,561	58,333
Freddie Mac Gold Pool 4.5% 5/1/2048	116,215	113,563
Freddie Mac Gold Pool 4.5% 6/1/2035	450	448
Freddie Mac Gold Pool 4.5% 6/1/2041	26,428	26,220
Freddie Mac Gold Pool 4.5% 6/1/2041	22,099	21,866
Freddie Mac Gold Pool 4.5% 6/1/2041	18,577	18,427
Freddie Mac Gold Pool 4.5% 6/1/2041	8,746	8,682
Freddie Mac Gold Pool 4.5% 6/1/2047	247,066	241,891
Freddie Mac Gold Pool 4.5% 6/1/2047	70,861	69,377
Freddie Mac Gold Pool 4.5% 7/1/2047	126,276	123,710
Freddie Mac Gold Pool 4.5% 7/1/2047	104,924	102,726
Freddie Mac Gold Pool 4.5% 7/1/2047	58,132	56,914
Freddie Mac Gold Pool 4.5% 8/1/2040	4,248	4,213
Freddie Mac Gold Pool 4.5% 8/1/2041	46,194	45,798
Freddie Mac Gold Pool 4.5% 8/1/2041	4,023	3,989
Freddie Mac Gold Pool 4.5% 9/1/2041	396,993	393,515
Freddie Mac Gold Pool 4.5% 9/1/2041	66,655	66,082
Freddie Mac Gold Pool 4.5% 9/1/2041	9,478	9,398
Freddie Mac Gold Pool 5% 1/1/2040	46,393	46,654
Freddie Mac Gold Pool 5% 1/1/2053	830,726	826,658
Freddie Mac Gold Pool 5% 10/1/2052	885,513	883,944
Freddie Mac Gold Pool 5% 11/1/2052	963,014	961,910
Freddie Mac Gold Pool 5% 12/1/2052	1,004,103	1,002,010
Freddie Mac Gold Pool 5% 12/1/2052	916,447	912,246
Freddie Mac Gold Pool 5% 12/1/2052	246,351	245,222
Freddie Mac Gold Pool 5% 4/1/2040	101,821	102,405
Freddie Mac Gold Pool 5% 4/1/2056	579,067	569,305
Freddie Mac Gold Pool 5% 5/1/2040	9,357	9,410
Freddie Mac Gold Pool 5% 5/1/2056	8,000,001	7,864,581
Freddie Mac Gold Pool 5% 6/1/2040	35,048	35,248
Freddie Mac Gold Pool 5% 6/1/2041	158,257	159,170
Freddie Mac Gold Pool 5% 6/1/2052	687,653	687,725
Freddie Mac Gold Pool 5% 7/1/2040	11,375	11,441
Freddie Mac Gold Pool 5% 7/1/2056	482,909	474,735
Freddie Mac Gold Pool 5% 8/1/2040	2,348,003	2,360,905
Freddie Mac Gold Pool 5% 8/1/2040	48,690	48,977
Freddie Mac Gold Pool 5.5% 1/1/2055	1,707,250	1,735,250
Freddie Mac Gold Pool 5.5% 10/1/2054	644,392	654,960
Freddie Mac Gold Pool 5.5% 11/1/2054	567,637	578,898
Freddie Mac Gold Pool 5.5% 2/1/2054	210,444	212,186
Freddie Mac Gold Pool 5.5% 3/1/2053 (e)(g)	2,877,790	2,937,578
Freddie Mac Gold Pool 5.5% 5/1/2055	629,705	633,676
Freddie Mac Gold Pool 5.5% 8/1/2055	1,300,514	1,324,688
Freddie Mac Gold Pool 6% 11/1/2038	116,684	119,993
Freddie Mac Gold Pool 6% 11/1/2053	265,327	273,737
Freddie Mac Gold Pool 6% 12/1/2052	159,807	165,722
Freddie Mac Gold Pool 6% 12/1/2055	1,344,659	1,397,472
Freddie Mac Gold Pool 6% 12/1/2055	948,190	980,987
Freddie Mac Gold Pool 6% 2/1/2040	229,537	237,553
Freddie Mac Gold Pool 6% 2/1/2055	495,722	514,999
Freddie Mac Gold Pool 6% 2/1/2056	1,435,114	1,480,859
Freddie Mac Gold Pool 6% 3/1/2056	3,714,834	3,843,323
Freddie Mac Gold Pool 6% 4/1/2032	44,734	45,745
Freddie Mac Gold Pool 6% 4/1/2054	1,837,503	1,909,529
Freddie Mac Gold Pool 6% 4/1/2054	65,716	67,710
Freddie Mac Gold Pool 6% 5/1/2033	14,406	14,723
Freddie Mac Gold Pool 6% 5/1/2054	1,378,327	1,433,216
Freddie Mac Gold Pool 6% 6/1/2056	3,870,189	4,017,356
Freddie Mac Gold Pool 6% 7/1/2037	2,713	2,811
Freddie Mac Gold Pool 6% 7/1/2039	1,351,717	1,389,629
Freddie Mac Gold Pool 6% 8/1/2037	28,455	29,425
Freddie Mac Gold Pool 6.5% 1/1/2054	1,373,201	1,439,669
Freddie Mac Gold Pool 6.5% 1/1/2054	369,752	387,661
Freddie Mac Gold Pool 6.5% 1/1/2054	29,510	30,880
Freddie Mac Gold Pool 6.5% 1/1/2054	23,831	25,073
Freddie Mac Gold Pool 6.5% 1/1/2054	15,743	16,362
Freddie Mac Gold Pool 6.5% 10/1/2053	949,896	996,171
Freddie Mac Gold Pool 6.5% 11/1/2054	96,821	101,417
Freddie Mac Gold Pool 6.5% 11/1/2054	66,570	69,139
Freddie Mac Gold Pool 6.5% 11/1/2055	848,001	886,132
Freddie Mac Gold Pool 6.5% 12/1/2053	148,860	156,363
Freddie Mac Gold Pool 6.5% 2/1/2055	787,231	827,132
Freddie Mac Gold Pool 6.5% 2/1/2055	207,073	216,870
Freddie Mac Gold Pool 6.5% 4/1/2054	95,342	99,634
Freddie Mac Gold Pool 6.5% 4/1/2054	45,279	47,538
Freddie Mac Gold Pool 6.5% 4/1/2055	313,736	328,542
Freddie Mac Gold Pool 6.5% 4/1/2056	725,940	763,687
Freddie Mac Gold Pool 6.5% 5/1/2053	12,961	13,559
Freddie Mac Gold Pool 6.5% 5/1/2054	127,532	133,290
Freddie Mac Gold Pool 6.5% 6/1/2053	54,744	57,097
Freddie Mac Gold Pool 6.5% 6/1/2054	1,504,250	1,579,412
Freddie Mac Gold Pool 6.5% 6/1/2054	333,425	350,919
Freddie Mac Gold Pool 6.5% 6/1/2054	27,716	29,239
Freddie Mac Gold Pool 6.5% 6/1/2054	17,736	18,621
Freddie Mac Gold Pool 6.5% 7/1/2054	51,816	53,976
Freddie Mac Gold Pool 6.5% 7/1/2054	21,909	23,059
Freddie Mac Gold Pool 6.5% 8/1/2054	551,833	576,614
Freddie Mac Gold Pool 6.5% 8/1/2054	209,186	219,677
Freddie Mac Gold Pool 6.5% 8/1/2054	139,545	145,209
Freddie Mac Gold Pool 6.5% 8/1/2054	61,828	64,457
Freddie Mac Gold Pool 6.5% 9/1/2053	245,436	257,699
Freddie Mac Gold Pool 6.5% 9/1/2054	5,850,504	6,170,257
Freddie Mac Gold Pool 6.5% 9/1/2054	396,098	416,879
Freddie Mac Gold Pool 6.5% 9/1/2054	163,396	170,283
Freddie Mac Gold Pool 7% 1/1/2054	78,228	83,448
Freddie Mac Gold Pool 7% 10/1/2055	91,650	97,995
Freddie Mac Gold Pool 7% 10/1/2055	64,363	68,844
Freddie Mac Gold Pool 7% 10/1/2055	47,087	50,365
Freddie Mac Gold Pool 7% 11/1/2055	525,982	563,958
Freddie Mac Gold Pool 7% 11/1/2055	436,272	468,180
Freddie Mac Gold Pool 7% 11/1/2055	358,589	385,655
Freddie Mac Gold Pool 7% 11/1/2055	217,935	234,794
Freddie Mac Gold Pool 7% 11/1/2055	95,241	101,455
Freddie Mac Gold Pool 7% 11/1/2055	93,806	99,822
Freddie Mac Gold Pool 7% 11/1/2055	89,492	95,178
Freddie Mac Gold Pool 7% 11/1/2055	54,543	57,773
Freddie Mac Gold Pool 7% 11/1/2055	49,917	53,187
Freddie Mac Gold Pool 7% 12/1/2053	45,167	48,266
Freddie Mac Gold Pool 7% 12/1/2053	36,392	38,847
Freddie Mac Gold Pool 7% 12/1/2054	63,037	66,787
Freddie Mac Gold Pool 7% 12/1/2055	64,179	68,011
Freddie Mac Gold Pool 7% 3/1/2054	55,297	58,746
Freddie Mac Gold Pool 7% 3/1/2054	42,470	45,214
Freddie Mac Gold Pool 7% 3/1/2054	41,178	43,833
Freddie Mac Gold Pool 7% 5/1/2055	68,619	73,037
Freddie Mac Gold Pool 7% 7/1/2054	36,103	38,453
Freddie Mac Gold Pool 7% 7/1/2054	34,197	36,470
Freddie Mac Gold Pool 7% 8/1/2054	94,344	100,422
Freddie Mac Gold Pool 7% 9/1/2055	60,198	64,450
Freddie Mac Gold Pool 7.5% 1/1/2027	13	12
Freddie Mac Gold Pool 7.5% 10/1/2027	7	6
Freddie Mac Gold Pool 7.5% 11/1/2029	770	794
Freddie Mac Gold Pool 7.5% 11/1/2031	89	92
Freddie Mac Gold Pool 7.5% 2/1/2028	29	29
Freddie Mac Gold Pool 7.5% 7/1/2031	114	117
Freddie Mac Gold Pool 7.5% 9/1/2031	1,867	1,947
Freddie Mac Gold Pool 8% 5/1/2027	11	11
Freddie Mac Gold Pool 8.5% 1/1/2028	30	30
Freddie Mac Gold Pool 8.5% 5/1/2027	2	1
Freddie Mac Manufactured Housing participation certificates 6% 3/1/2055	647,974	671,349
Freddie Mac Manufactured Housing participation certificates 6.5% 3/1/2055	322,382	338,491
Freddie Mac Manufactured Housing participation certificates 6.5% 3/1/2055	299,433	314,769
Freddie Mac Manufactured Housing participation certificates 6.5% 3/1/2055	93,936	98,864
Freddie Mac Manufactured Housing participation certificates 6.5% 3/1/2055	87,699	92,553
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.375%, 5.979% 3/1/2036 (b)(c)	9,290	9,489
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.88%, 6.005% 4/1/2041 (b)(c)	1,526	1,585
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.88%, 6.63% 9/1/2041 (b)(c)	8,354	8,724
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.91%, 6.134% 5/1/2041 (b)(c)	19,590	20,400
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.91%, 6.202% 5/1/2041 (b)(c)	11,904	12,401
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.91%, 6.296% 6/1/2041 (b)(c)	21,333	22,236
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.91%, 6.535% 6/1/2041 (b)(c)	1,688	1,762
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 2.031%, 6.658% 3/1/2033 (b)(c)	191	194
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 2.16%, 6.535% 11/1/2035 (b)(c)	1,144	1,186
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.2477%, 5.872% 1/1/2035 (b)(c)	1,615	1,662
Freddie Mac Non Gold Pool 5.5% 4/1/2055	1,794,090	1,824,636
Freddie Mac Non Gold Pool 5.5% 8/1/2053	1,518,996	1,546,282
Freddie Mac Non Gold Pool 5.5% 8/1/2053	570,900	580,264
Freddie Mac Non Gold Pool 5.5% 8/1/2053	560,649	570,720
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 1.655%, 5.681% 4/1/2035 (b)(c)	12,426	12,743
Freddie Mac Non Gold Pool 6% 6/1/2053	650,045	674,104
Freddie Mac Non Gold Pool 6% 6/1/2053	628,762	648,693
Freddie Mac Non Gold Pool 6% 6/1/2054	2,566,018	2,658,581
Freddie Mac Non Gold Pool 6% 7/1/2053	205,231	212,827
Freddie Mac Non Gold Pool 6% 9/1/2053	593,707	612,526
Freddie Mac Non Gold Pool 6.5% 1/1/2055	736,127	776,186
Freddie Mac Non Gold Pool 6.5% 1/1/2055	523,537	548,551
Freddie Mac Non Gold Pool 6.5% 1/1/2055	104,387	109,831
Freddie Mac Non Gold Pool 6.5% 1/1/2055	51,196	53,457
Freddie Mac Non Gold Pool 6.5% 11/1/2054	314,867	332,002
Freddie Mac Non Gold Pool 6.5% 12/1/2054	27,419	28,695
Freddie Mac Non Gold Pool 6.5% 2/1/2055	828,433	873,775
Freddie Mac Non Gold Pool 6.5% 2/1/2055	105,586	111,125
Freddie Mac Non Gold Pool 6.5% 4/1/2055	92,362	96,718
Freddie Mac Non Gold Pool 7% 1/1/2055	67,605	72,069
Freddie Mac Non Gold Pool 7% 1/1/2055	37,319	39,716
Freddie Mac Non Gold Pool 7% 10/1/2055	52,150	55,915
Freddie Mac Non Gold Pool 7% 11/1/2055	201,950	214,732
Freddie Mac Non Gold Pool 7% 12/1/2053	86,210	91,919
Freddie Mac Non Gold Pool 7% 12/1/2054	48,786	52,278
Freddie Mac Non Gold Pool 7% 3/1/2055	117,830	125,251
Freddie Mac Non Gold Pool 7% 7/1/2055	57,367	61,509
Freddie Mac Non Gold Pool 7% 9/1/2055	45,252	47,974
Ginnie Mae I Pool 2.5% 1/20/2052	827,570	705,913
Ginnie Mae I Pool 2.5% 12/20/2051	1,265,114	1,078,346
Ginnie Mae I Pool 2.5% 12/20/2051	839,745	714,723
Ginnie Mae I Pool 2.5% 12/20/2051	671,442	572,737
Ginnie Mae I Pool 2.5% 8/20/2051	4,687,865	3,992,865
Ginnie Mae I Pool 3% 1/15/2045	4,121	3,730
Ginnie Mae I Pool 3% 1/15/2045	3,765	3,407
Ginnie Mae I Pool 3% 12/20/2042	1,027,980	932,727
Ginnie Mae I Pool 3% 2/15/2045	11,416	10,310
Ginnie Mae I Pool 3% 2/15/2045	5,160	4,657
Ginnie Mae I Pool 3% 3/15/2045	17,163	15,475
Ginnie Mae I Pool 3% 3/15/2045	13,928	12,550
Ginnie Mae I Pool 3% 3/15/2045	12,324	11,141
Ginnie Mae I Pool 3% 3/15/2045	10,732	9,679
Ginnie Mae I Pool 3% 3/15/2045	9,760	8,848
Ginnie Mae I Pool 3% 3/15/2045	9,271	8,371
Ginnie Mae I Pool 3% 3/15/2045	4,836	4,370
Ginnie Mae I Pool 3% 3/15/2045	4,159	3,747
Ginnie Mae I Pool 3% 3/15/2045	3,590	3,252
Ginnie Mae I Pool 3% 3/15/2045	3,285	3,020
Ginnie Mae I Pool 3% 3/20/2043	677,076	614,623
Ginnie Mae I Pool 3% 3/20/2043	277,912	252,560
Ginnie Mae I Pool 3% 5/15/2045	10,126	9,137
Ginnie Mae I Pool 3% 6/15/2045	7,155	6,495
Ginnie Mae I Pool 3% 7/15/2045	9,451	8,497
Ginnie Mae I Pool 3% 7/15/2045	8,528	7,662
Ginnie Mae I Pool 3% 7/15/2045	8,018	7,220
Ginnie Mae I Pool 3% 7/15/2045	5,049	4,539
Ginnie Mae I Pool 3% 7/15/2045	4,373	3,929
Ginnie Mae I Pool 3.5% 1/15/2041	48,260	45,463
Ginnie Mae I Pool 3.5% 1/20/2050	285,296	261,415
Ginnie Mae I Pool 3.5% 1/20/2050	172,835	158,907
Ginnie Mae I Pool 3.5% 1/20/2050	168,142	154,435
Ginnie Mae I Pool 3.5% 1/20/2050	48,132	44,145
Ginnie Mae I Pool 3.5% 10/20/2052	444,182	403,566
Ginnie Mae I Pool 3.5% 11/15/2042	176,570	165,083
Ginnie Mae I Pool 3.5% 12/20/2049	42,504	39,026
Ginnie Mae I Pool 3.5% 12/20/2049	15,146	13,925
Ginnie Mae I Pool 3.5% 12/20/2049	13,169	12,067
Ginnie Mae I Pool 3.5% 12/20/2049	4,533	4,159
Ginnie Mae I Pool 3.5% 2/15/2041	90,249	84,869
Ginnie Mae I Pool 3.5% 2/15/2042	78,039	73,018
Ginnie Mae I Pool 3.5% 3/15/2043	90,563	84,245
Ginnie Mae I Pool 3.5% 5/15/2042	184,802	173,599
Ginnie Mae I Pool 3.5% 5/15/2042	131,964	124,017
Ginnie Mae I Pool 3.5% 5/15/2042	54,855	51,248
Ginnie Mae I Pool 3.5% 7/15/2043	133,394	123,975
Ginnie Mae I Pool 3.5% 7/20/2052	2,293,402	2,084,411
Ginnie Mae I Pool 3.5% 8/15/2042	96,469	90,285
Ginnie Mae I Pool 3.5% 8/20/2052	1,400,304	1,272,698
Ginnie Mae I Pool 3.5% 9/20/2052	3,429,614	3,117,083
Ginnie Mae I Pool 4% 1/15/2042	4,307	4,125
Ginnie Mae I Pool 4% 1/15/2043	21,163	20,228
Ginnie Mae I Pool 4% 10/15/2040	19,607	18,838
Ginnie Mae I Pool 4% 10/15/2041	169,465	162,344
Ginnie Mae I Pool 4% 10/15/2041	148,880	142,776
Ginnie Mae I Pool 4% 10/15/2041	140,403	134,413
Ginnie Mae I Pool 4% 10/15/2041	79,614	76,373
Ginnie Mae I Pool 4% 10/15/2041	35,765	34,369
Ginnie Mae I Pool 4% 10/15/2041	25,492	24,432
Ginnie Mae I Pool 4% 10/15/2041	20,860	20,010
Ginnie Mae I Pool 4% 10/15/2041	19,454	18,680
Ginnie Mae I Pool 4% 10/15/2041	18,915	18,148
Ginnie Mae I Pool 4% 10/15/2041	9,882	9,491
Ginnie Mae I Pool 4% 10/15/2041	9,515	9,121
Ginnie Mae I Pool 4% 10/15/2041	9,083	8,687
Ginnie Mae I Pool 4% 10/15/2041	2,173	2,079
Ginnie Mae I Pool 4% 11/15/2040	51,447	49,309
Ginnie Mae I Pool 4% 11/15/2040	10,369	9,950
Ginnie Mae I Pool 4% 11/15/2040	6,188	5,932
Ginnie Mae I Pool 4% 11/15/2041	54,475	52,226
Ginnie Mae I Pool 4% 11/15/2042	5,286	5,055
Ginnie Mae I Pool 4% 12/15/2041	76,095	72,921
Ginnie Mae I Pool 4% 12/15/2041	43,331	41,524
Ginnie Mae I Pool 4% 12/15/2041	22,408	21,502
Ginnie Mae I Pool 4% 12/15/2041	17,784	17,034
Ginnie Mae I Pool 4% 12/15/2041	9,650	9,278
Ginnie Mae I Pool 4% 12/15/2041	2,387	2,289
Ginnie Mae I Pool 4% 12/15/2042	5,629	5,390
Ginnie Mae I Pool 4% 2/15/2040	14,051	13,494
Ginnie Mae I Pool 4% 2/15/2041	10,292	9,884
Ginnie Mae I Pool 4% 2/15/2042	7,156	6,855
Ginnie Mae I Pool 4% 3/15/2040	67,259	64,761
Ginnie Mae I Pool 4% 3/15/2041	6,558	6,300
Ginnie Mae I Pool 4% 3/15/2042	26,755	25,622
Ginnie Mae I Pool 4% 3/15/2042	11,338	10,841
Ginnie Mae I Pool 4% 4/15/2042	12,928	12,353
Ginnie Mae I Pool 4% 4/15/2043	3,885	3,721
Ginnie Mae I Pool 4% 4/15/2046	717,902	683,259
Ginnie Mae I Pool 4% 4/20/2047	280,642	265,207
Ginnie Mae I Pool 4% 4/20/2047	252,641	238,747
Ginnie Mae I Pool 4% 4/20/2048	205,842	194,328
Ginnie Mae I Pool 4% 4/20/2048	203,179	191,814
Ginnie Mae I Pool 4% 6/15/2041	8,806	8,445
Ginnie Mae I Pool 4% 7/15/2040	23,676	22,774
Ginnie Mae I Pool 4% 7/15/2041	15,596	14,950
Ginnie Mae I Pool 4% 8/15/2041	226,595	217,239
Ginnie Mae I Pool 4% 8/15/2041	22,586	21,667
Ginnie Mae I Pool 4% 8/15/2043	6,114	5,826
Ginnie Mae I Pool 4% 9/15/2040	10,818	10,392
Ginnie Mae I Pool 4% 9/15/2041	24,372	23,365
Ginnie Mae I Pool 4% 9/15/2041	18,891	18,139
Ginnie Mae I Pool 4% 9/15/2041	18,762	17,998
Ginnie Mae I Pool 4% 9/15/2041	5,932	5,681
Ginnie Mae I Pool 4% 9/15/2041	2,803	2,699
Ginnie Mae I Pool 4.5% 2/15/2040	19,499	19,218
Ginnie Mae I Pool 4.5% 3/15/2041	362,584	356,812
Ginnie Mae I Pool 4.5% 3/15/2041	289,185	284,877
Ginnie Mae I Pool 4.5% 3/15/2041	96,042	94,629
Ginnie Mae I Pool 4.5% 3/15/2041	4,299	4,235
Ginnie Mae I Pool 4.5% 4/15/2040	3,093	3,048
Ginnie Mae I Pool 4.5% 4/15/2041	38,894	38,293
Ginnie Mae I Pool 4.5% 5/15/2039	5,914	5,832
Ginnie Mae I Pool 4.5% 6/15/2040	54,604	53,797
Ginnie Mae I Pool 4.5% 6/15/2040	38,316	37,761
Ginnie Mae I Pool 4.5% 6/15/2040	26,890	26,497
Ginnie Mae I Pool 4.5% 7/15/2040	73,571	72,497
Ginnie Mae I Pool 4.5% 7/15/2040	34,355	33,851
Ginnie Mae I Pool 4.5% 7/15/2040	24,447	24,082
Ginnie Mae I Pool 4.5% 7/15/2040	3,214	3,164
Ginnie Mae I Pool 4.5% 8/15/2039	62,059	61,184
Ginnie Mae I Pool 4.5% 8/15/2040	24,087	23,733
Ginnie Mae I Pool 5% 10/15/2039	19,432	19,582
Ginnie Mae I Pool 5% 10/15/2039	7,942	8,002
Ginnie Mae I Pool 5% 11/15/2040	17,927	18,067
Ginnie Mae I Pool 5% 11/15/2040	7,415	7,467
Ginnie Mae I Pool 5% 12/15/2039	25,163	25,358
Ginnie Mae I Pool 5% 3/15/2039	10,781	10,867
Ginnie Mae I Pool 5% 4/15/2040	3,772	3,802
Ginnie Mae I Pool 5% 4/15/2041	9,675	9,741
Ginnie Mae I Pool 5% 4/15/2041	6,570	6,621
Ginnie Mae I Pool 5% 4/15/2041	3,542	3,567
Ginnie Mae I Pool 5% 4/20/2048	580,195	582,807
Ginnie Mae I Pool 5% 6/15/2040	13,539	13,644
Ginnie Mae I Pool 5% 7/15/2040	22,311	22,485
Ginnie Mae I Pool 5% 7/15/2040	13,756	13,864
Ginnie Mae I Pool 5% 7/15/2040	9,403	9,478
Ginnie Mae I Pool 5% 8/15/2039	18,446	18,588
Ginnie Mae I Pool 5% 8/15/2039	1,967	1,983
Ginnie Mae I Pool 5% 8/15/2040	35,520	35,797
Ginnie Mae I Pool 5% 8/15/2040	31,191	31,436
Ginnie Mae I Pool 5% 9/15/2039	14,564	14,676
Ginnie Mae I Pool 5% 9/15/2040	21,750	21,919
Ginnie Mae I Pool 5% 9/15/2040	14,642	14,757
Ginnie Mae I Pool 6.5% 11/15/2035	4,225	4,448
Ginnie Mae I Pool 6.5% 4/15/2035	5,417	5,685
Ginnie Mae I Pool 6.5% 9/15/2035	12,045	12,592
Ginnie Mae I Pool 7% 1/15/2028	458	460
Ginnie Mae I Pool 7% 1/15/2028	16	16
Ginnie Mae I Pool 7% 10/15/2028	121	122
Ginnie Mae I Pool 7% 10/15/2028	2	1
Ginnie Mae I Pool 7% 10/15/2031	3,013	3,077
Ginnie Mae I Pool 7% 12/15/2028	159	160
Ginnie Mae I Pool 7% 12/15/2030	4,742	4,839
Ginnie Mae I Pool 7% 2/15/2028	1,882	1,893
Ginnie Mae I Pool 7% 2/15/2028	35	34
Ginnie Mae I Pool 7% 2/15/2031	232	237
Ginnie Mae I Pool 7% 2/15/2032	10,322	10,548
Ginnie Mae I Pool 7% 2/15/2032	283	289
Ginnie Mae I Pool 7% 3/15/2028	87	87
Ginnie Mae I Pool 7% 3/15/2029	1,224	1,241
Ginnie Mae I Pool 7% 3/15/2032	5,151	5,252
Ginnie Mae I Pool 7% 3/15/2032	3,374	3,439
Ginnie Mae I Pool 7% 3/15/2032	54	56
Ginnie Mae I Pool 7% 4/15/2028	281	284
Ginnie Mae I Pool 7% 4/15/2029	944	956
Ginnie Mae I Pool 7% 4/15/2029	433	439
Ginnie Mae I Pool 7% 4/15/2031	628	640
Ginnie Mae I Pool 7% 4/15/2032	14,721	15,083
Ginnie Mae I Pool 7% 4/15/2032	1,607	1,646
Ginnie Mae I Pool 7% 4/15/2032	882	900
Ginnie Mae I Pool 7% 4/15/2032	306	313
Ginnie Mae I Pool 7% 5/15/2029	793	803
Ginnie Mae I Pool 7% 5/15/2032	569	583
Ginnie Mae I Pool 7% 6/15/2028	404	408
Ginnie Mae I Pool 7% 6/15/2028	328	327
Ginnie Mae I Pool 7% 6/15/2032	4,291	4,394
Ginnie Mae I Pool 7% 6/15/2032	1,473	1,504
Ginnie Mae I Pool 7% 6/15/2032	122	124
Ginnie Mae I Pool 7% 6/15/2032	116	119
Ginnie Mae I Pool 7% 7/15/2028	81	81
Ginnie Mae I Pool 7% 7/15/2031	2,281	2,330
Ginnie Mae I Pool 7% 7/15/2031	807	822
Ginnie Mae I Pool 7% 7/15/2031	508	519
Ginnie Mae I Pool 7% 7/15/2032	560	574
Ginnie Mae I Pool 7% 8/15/2031	1,423	1,454
Ginnie Mae I Pool 7% 8/15/2031	1,064	1,070
Ginnie Mae I Pool 7% 8/15/2031	114	115
Ginnie Mae I Pool 7% 9/15/2028	41	41
Ginnie Mae I Pool 7% 9/15/2031	1,201	1,225
Ginnie Mae I Pool 7% 9/15/2031	458	467
Ginnie Mae I Pool 7% 9/15/2031	375	383
Ginnie Mae I Pool 7.5% 10/15/2027	91	91
Ginnie Mae I Pool 7.5% 10/15/2028	2,189	2,221
Ginnie Mae I Pool 7.5% 12/15/2027	403	408
Ginnie Mae I Pool 7.5% 3/15/2028	1,234	1,248
Ginnie Mae I Pool 7.5% 4/15/2027	329	331
Ginnie Mae I Pool 7.5% 4/15/2027	265	266
Ginnie Mae I Pool 7.5% 4/15/2027	138	139
Ginnie Mae I Pool 7.5% 4/15/2027	136	137
Ginnie Mae I Pool 7.5% 4/15/2027	119	120
Ginnie Mae I Pool 7.5% 4/15/2027	40	39
Ginnie Mae I Pool 7.5% 4/15/2027	25	24
Ginnie Mae I Pool 7.5% 4/15/2027	12	11
Ginnie Mae I Pool 7.5% 6/15/2027	89	90
Ginnie Mae I Pool 8% 3/15/2030	896	916
Ginnie Mae I Pool 8% 5/15/2030	475	486
Ginnie Mae I Pool 8% 9/15/2030	934	956
Ginnie Mae II Pool 2% 1/20/2052	24,124,045	19,784,158
Ginnie Mae II Pool 2% 2/20/2052	7,040,849	5,774,209
Ginnie Mae II Pool 2% 3/20/2052	818,705	671,421
Ginnie Mae II Pool 2% 5/20/2051	1,929,634	1,583,098
Ginnie Mae II Pool 2% 8/20/2051	11,331,293	9,292,807
Ginnie Mae II Pool 2.5% 1/20/2051	7,653,907	6,552,662
Ginnie Mae II Pool 2.5% 10/20/2051	1,306,000	1,116,460
Ginnie Mae II Pool 2.5% 11/20/2051	6,543,105	5,591,459
Ginnie Mae II Pool 2.5% 12/20/2051	4,111,255	3,513,303
Ginnie Mae II Pool 2.5% 4/20/2052	1,524,999	1,303,199
Ginnie Mae II Pool 2.5% 5/20/2052	7,049,997	6,024,627
Ginnie Mae II Pool 2.5% 7/20/2051	197,933	169,207
Ginnie Mae II Pool 3% 1/20/2032	242,054	234,526
Ginnie Mae II Pool 3% 10/20/2031	79,956	77,564
Ginnie Mae II Pool 3% 11/20/2031	86,401	83,747
Ginnie Mae II Pool 3% 12/20/2031	130,215	126,268
Ginnie Mae II Pool 3% 12/20/2046	1,239,588	1,116,345
Ginnie Mae II Pool 3% 2/20/2031	9,901	9,641
Ginnie Mae II Pool 3% 3/20/2031	20,128	19,588
Ginnie Mae II Pool 3% 3/20/2046	87,928	79,576
Ginnie Mae II Pool 3% 3/20/2050	563,535	501,871
Ginnie Mae II Pool 3% 4/20/2031	74,584	72,546
Ginnie Mae II Pool 3% 4/20/2047	29,130	26,233
Ginnie Mae II Pool 3% 4/20/2052	2,643,541	2,347,669
Ginnie Mae II Pool 3% 5/20/2031	163,216	158,671
Ginnie Mae II Pool 3% 5/20/2051	348,410	309,633
Ginnie Mae II Pool 3% 5/20/2052	9,832,359	8,731,897
Ginnie Mae II Pool 3% 6/20/2050	6,562	5,844
Ginnie Mae II Pool 3% 6/20/2051	91,979	81,742
Ginnie Mae II Pool 3% 7/20/2031	2,118	2,058
Ginnie Mae II Pool 3% 7/20/2051	116,468	103,469
Ginnie Mae II Pool 3% 8/20/2031	25,205	24,472
Ginnie Mae II Pool 3% 8/20/2051	138,607	123,137
Ginnie Mae II Pool 3% 9/20/2031	10,156	9,856
Ginnie Mae II Pool 3.5% 12/20/2040	83,843	78,981
Ginnie Mae II Pool 4% 1/20/2041	277,119	266,344
Ginnie Mae II Pool 4% 1/20/2042	955,559	916,818
Ginnie Mae II Pool 4% 10/20/2040	134,609	129,408
Ginnie Mae II Pool 4% 11/20/2040	546,402	525,143
Ginnie Mae II Pool 4% 2/20/2041	9,057	8,704
Ginnie Mae II Pool 4% 3/20/2047	144,783	137,634
Ginnie Mae II Pool 4% 4/20/2047	522,086	496,309
Ginnie Mae II Pool 4% 5/20/2046	815,935	776,329
Ginnie Mae II Pool 4% 6/20/2045	91,869	87,555
Ginnie Mae II Pool 4% 7/20/2044	5,719	5,462
Ginnie Mae II Pool 4% 8/20/2043	34,316	32,825
Ginnie Mae II Pool 4% 8/20/2045	668,860	636,930
Ginnie Mae II Pool 4% 9/20/2040	215,098	206,778
Ginnie Mae II Pool 4.5% 11/20/2054	11,425,364	11,010,930
Ginnie Mae II Pool 4.5% 3/20/2041	12,271	12,077
Ginnie Mae II Pool 4.5% 5/20/2040	81,889	80,635
Ginnie Mae II Pool 4.5% 5/20/2041	23,928	23,546
Ginnie Mae II Pool 4.5% 7/20/2040	62,743	61,771
Ginnie Mae II Pool 4.5% 9/20/2040	287,270	282,792
Ginnie Mae II Pool 5% 7/1/2056 (f)	28,800,000	28,390,405
Ginnie Mae II Pool 5% 8/1/2056 (f)	15,250,000	15,017,625
Ginnie Mae II Pool 5.5% 12/20/2054	518,886	523,454
Ginnie Mae II Pool 5.5% 7/1/2056 (f)	61,000,000	61,296,504
Ginnie Mae II Pool 5.5% 8/1/2056 (f)	31,550,000	31,660,221
Ginnie Mae II Pool 6% 7/1/2056 (f)	22,575,000	23,032,517
Uniform Mortgage Backed Securities 2% 7/1/2056 (f)	86,400,000	68,951,252
Uniform Mortgage Backed Securities 2% 8/1/2056 (f)	67,300,000	53,695,413
Uniform Mortgage Backed Securities 2.5% 7/1/2056 (f)	5,700,000	4,761,503
Uniform Mortgage Backed Securities 3% 7/1/2056 (f)	5,800,000	5,058,235
Uniform Mortgage Backed Securities 4% 7/1/2056 (f)	6,000,000	5,605,547
Uniform Mortgage Backed Securities 5% 7/1/2041 (f)	4,800,000	4,818,187
Uniform Mortgage Backed Securities 5% 7/1/2056 (f)	6,100,000	5,993,489
Uniform Mortgage Backed Securities 5.5% 7/1/2056 (f)	6,750,000	6,772,412
Uniform Mortgage Backed Securities 6% 7/1/2056 (f)	13,400,000	13,688,938
Uniform Mortgage Backed Securities 6% 8/1/2056 (f)	5,150,000	5,244,350
Uniform Mortgage Backed Securities 6.5% 7/1/2056 (f)	4,800,000	4,964,625
TOTAL UNITED STATES		931,507,358
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $951,878,608)		931,507,358

U.S. Treasury Obligations - 46.6%
	Yield (%) (m)	Principal Amount (a)	Value ($)
US Treasury Bonds 1.875% 11/15/2051	1.83 to 1.95	50,329,100	27,661,345
US Treasury Bonds 2% 8/15/2051	1.84	104,090,400	59,258,340
US Treasury Bonds 2.25% 2/15/2052	2.26 to 2.90	38,732,200	23,319,508
US Treasury Bonds 3% 2/15/2047	1.86	42,593,200	31,695,330
US Treasury Bonds 3.625% 5/15/2053	3.90 to 4.31	4,500,000	3,596,309
US Treasury Bonds 4% 11/15/2052	4.95 to 5.00	7,764,000	6,643,073
US Treasury Bonds 4.125% 8/15/2053	4.18 to 5.00	126,266,000	110,295,324
US Treasury Bonds 4.25% 2/15/2054	4.37 to 4.78	87,500,000	78,073,242
US Treasury Bonds 4.25% 8/15/2054	4.65	6,644,000	5,931,846
US Treasury Bonds 4.5% 11/15/2054	4.55 to 4.82	15,730,000	14,643,032
US Treasury Bonds 4.5% 2/15/2044	4.71 to 4.76	50,637,000	48,223,830
US Treasury Bonds 4.625% 11/15/2044	4.75 to 4.88	6,770,000	6,524,323
US Treasury Bonds 4.625% 11/15/2045	4.65 to 4.79	9,641,000	9,259,879
US Treasury Bonds 4.625% 11/15/2055	4.82	330,000	313,964
US Treasury Bonds 4.625% 5/15/2054	4.49 to 4.65	18,670,000	17,731,395
US Treasury Bonds 4.75% 2/15/2056	4.87 to 4.98	21,793,000	21,169,856
US Treasury Bonds 4.75% 5/15/2055	4.83 to 4.91	33,728,000	32,717,477
US Treasury Bonds 4.75% 8/15/2055	4.67 to 4.91	31,340,000	30,408,370
US Treasury Bonds 4.875% 8/15/2045	4.53 to 4.75	69,232,000	68,704,647
US Treasury Bonds 5% 5/15/2056	4.98 to 5.12	29,400,000	29,712,375
US Treasury Bonds Inflation-Indexed 2.375% 2/15/2055	2.47 to 2.67	2,511,781	2,312,566
US Treasury Bonds Inflation-Indexed 2.375% 2/15/2056	2.61 to 2.72	1,150,867	1,060,923
US Treasury Notes 2.875% 5/15/2032	2.94 to 2.96	61,937,000	57,502,214
US Treasury Notes 3.375% 5/15/2033	3.64 to 4.04	181,445,000	171,373,385
US Treasury Notes 3.5% 2/15/2033	3.52 to 3.92	144,500,000	137,867,675
US Treasury Notes 3.5% 3/15/2029	3.82 to 3.83	1,040,000	1,022,490
US Treasury Notes 3.625% 8/31/2030	3.59 to 3.61	47,900,000	46,861,543
US Treasury Notes 3.625% 9/30/2031	4.00	23,600,000	22,939,938
US Treasury Notes 3.75% 11/30/2032	3.95	2,190,000	2,124,300
US Treasury Notes 3.75% 8/31/2031	3.52	42,400,000	41,472,500
US Treasury Notes 3.875% 4/15/2029	3.80 to 3.94	10,710,000	10,628,838
US Treasury Notes 3.875% 8/15/2033	4.02 to 4.90	50,317,000	48,929,352
US Treasury Notes 3.875% 8/15/2034	4.25 to 4.27	83,400,000	80,546,152
US Treasury Notes 4% 1/31/2031	4.13 to 4.15	110,400,000	109,442,624
US Treasury Notes 4% 11/15/2035	4.17 to 4.29	94,000,000	90,930,313
US Treasury Notes 4% 2/15/2034	4.28 to 4.71	64,400,000	62,915,781
US Treasury Notes 4% 6/30/2032	4.12 to 4.16	101,000,000	99,591,524
US Treasury Notes 4.125% 10/31/2031	4.38	40,900,000	40,697,098
US Treasury Notes 4.125% 11/30/2031	4.55	4,000,000	3,978,594
US Treasury Notes 4.125% 2/15/2036	4.23 to 4.61	145,603,000	142,053,927
US Treasury Notes 4.125% 5/31/2032	4.05	1,038,000	1,030,619
US Treasury Notes 4.125% 6/15/2029	4.16	3,320,000	3,316,888
US Treasury Notes 4.125% 8/31/2030	4.61	71,100,000	70,902,808
US Treasury Notes 4.25% 3/31/2033	4.11	30,000,000	29,906,250
US Treasury Notes 4.25% 8/15/2035	3.98 to 4.15	154,400,000	152,433,812
US Treasury Notes 4.375% 1/31/2032	4.41	48,500,000	48,812,598
US Treasury Notes 4.375% 11/30/2030	4.35	53,000,000	53,358,164
US Treasury Notes 4.375% 5/15/2036	4.40 to 4.45	43,200,000	42,970,500
US Treasury Notes 4.5% 11/15/2033	4.04	45,000,000	45,451,758
US Treasury Notes 4.5% 12/31/2031	4.43 to 4.44	44,000,000	44,560,313
US Treasury Notes 4.625% 2/15/2035	4.24 to 4.25	38,878,900	39,498,330
US Treasury Notes 4.625% 4/30/2031	4.50	43,300,000	44,074,664
US Treasury Notes 4.75% 2/15/2045	4.93 to 4.96	3,710,000	3,628,989
US Treasury Notes Inflation-Indexed 1.875% 1/15/2036	2.21 to 2.25	2,838,918	2,756,998
TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,532,118,384)			2,382,837,893

Money Market Funds - 1.0%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (n) (Cost $52,681,700)	3.69	52,671,526	52,682,060

Purchased Swaptions - 0.1%
	Expiration Date	Notional Amount	Value ($)
Put Swaptions - 0.1%
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 3.795% and receive annually a floating rate based on US SOFR Index, expiring November 2034	10/2029	11,100,000	366,286
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 4.34% and receive annually a floating rate based on US SOFR Index, expiring March 2041	3/2031	4,310,000	243,721
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 4.06% and receive annually a floating rate based on US SOFR Index, expiring June 2037	6/2027	4,100,000	101,966
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 3.466% and receive annually a floating rate based on US SOFR Index, expiring April 2029	4/2027	10,500,000	124,364
Option on an interest rate swap with Morgan Stanley Capital Services LLC to pay annually a fixed rate of 4.075% and receive annually a floating rate based on US SOFR Index, expiring April 2035	4/2030	1,330,000	40,165
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 3.7375% and receive annually a floating rate based on US SOFR Index, expiring September 2036	9/2026	13,180,000	348,852
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 4.01% and receive annually a floating rate based on US SOFR Index, expiring June 2028	6/2027	19,600,000	72,454
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 4.373% and receive annually a floating rate based on US SOFR Index, expiring March 2041	3/2031	2,960,000	164,313
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 3.865% and receive annually a floating rate based on US SOFR Index, expiring June 2029	6/2028	25,550,000	129,226
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 4.01% and receive annually a floating rate based on US SOFR Index, expiring May 2035	5/2030	2,650,000	83,653
Option on an interest rate swap with Morgan Stanley Capital Services LLC to pay annually a fixed rate of 3.853% and receive annually a floating rate based on US SOFR Index, expiring September 2035	9/2030	500,000	17,597
Option on an interest rate swap with JPMorgan Chase Bank NA to pay annually a fixed rate of 3.988% and receive annually a floating rate based on US SOFR Index, expiring June 2029	6/2028	6,930,000	31,772
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 4.509% and receive annually a floating rate based on US SOFR Index, expiring May 2041	5/2031	7,700,000	404,448
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 4.01% and receive annually a floating rate based on US SOFR Index, expiring December 2034	12/2029	2,700,000	79,991
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 4.3625% and receive annually a floating rate based on US SOFR Index, expiring April 2041	3/2031	9,450,000	528,732
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 4.351% and receive annually a floating rate based on US SOFR Index, expiring April 2041	4/2031	2,940,000	164,119

TOTAL PURCHASED SWAPTIONS (Cost $3,058,642)			2,901,659

TOTAL INVESTMENT IN SECURITIES - 106.5% (Cost $5,665,506,270)	5,441,099,131
NET OTHER ASSETS (LIABILITIES) - (6.5)%	(328,744,999)
NET ASSETS - 100.0%	5,112,354,132

TBA Sale Commitments
	Principal Amount (a)	Value ($)
U.S. Government Agency - Mortgage Securities
Ginnie Mae II Pool 4% 7/1/2056	(2,000,000)	(1,856,953)
Ginnie Mae II Pool 5% 7/1/2056	(15,250,000)	(15,033,113)
Ginnie Mae II Pool 5.5% 7/1/2056	(34,150,000)	(34,315,993)
Uniform Mortgage Backed Securities 2% 7/1/2056	(77,450,000)	(61,808,732)
Uniform Mortgage Backed Securities 2.5% 7/1/2056	(5,700,000)	(4,761,504)
Uniform Mortgage Backed Securities 3% 7/1/2056	(5,400,000)	(4,709,391)
Uniform Mortgage Backed Securities 4% 7/1/2056	(6,000,000)	(5,605,547)
Uniform Mortgage Backed Securities 4% 8/1/2056	(6,000,000)	(5,601,797)
Uniform Mortgage Backed Securities 5% 7/1/2056	(9,700,000)	(9,530,629)
Uniform Mortgage Backed Securities 6% 7/1/2056	(11,125,000)	(11,364,883)

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES		(154,588,542)

TOTAL TBA SALE COMMITMENTS (Proceeds $154,549,791)		(154,588,542)

Written Swaptions
	Expiration Date	Notional Amount	Value ($)
Put Swaptions
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 4.36% and pay annually a floating rate based on US SOFR Index, expiring March 2041	3/2031	4,700,000	(263,629)
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 4.34% and pay annually a floating rate based on US SOFR Index, expiring March 2041	3/2031	7,390,000	(418,104)

TOTAL PUT SWAPTIONS			(681,733)
Call Swaptions
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 4.36% and receive annually a floating rate based on US SOFR Index, expiring March 2041	3/2031	4,700,000	(277,785)
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 4.34% and receive annually a floating rate based on US SOFR Index, expiring March 2041	3/2031	7,390,000	(430,354)
Option on an interest rate swap with Morgan Stanley Capital Services LLC to pay annually a fixed rate of 4.208% and receive annually a floating rate based on US SOFR Index, expiring March 2041	3/2031	100,000	(5,293)
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 4.45% and receive annually a floating rate based on US SOFR Index, expiring May 2041	5/2031	4,000,000	(250,038)

TOTAL CALL SWAPTIONS			(963,470)
TOTAL WRITTEN SWAPTIONS (Premiums Received $(1,777,840))			(1,645,203)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value and Unrealized Appreciation/ (Depreciation) ($)
LONG
CBOT 10Y US Treasury Notes Contracts (United States)	106	9/2026	11,633,500	65,317
CBOT 2Y US Treasury Notes Contracts (United States)	736	9/2026	151,685,000	(143,757)
CBOT US Treasury Ultra Bond Contracts (United States)	63	9/2026	7,280,438	140,814
TOTAL LONG				62,374

Credit Default Swaps
Underlying Reference	Rating(2)	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount(3)(1)	Value ($)(2)	Upfront Premium Received/ (Paid) ($)	Unrealized Appreciation/ (Depreciation) ($)
Buy Protection
CMBX BBB Series 15 Index		11/2064	Citigroup Global Markets Ltd	(3%)	Monthly	100,000	13,847	(15,605)	(1,758)
CMBX BBB- Series 18 Index		12/2057	Goldman Sachs & Co LLC	(3%)	Monthly	100,000	8,086	(4,880)	3,206
CMBX BBB- Series 18 Index		12/2057	Citigroup Global Markets Ltd	(3%)	Monthly	300,000	24,257	(11,430)	12,827
CMBX BBB- Series 18 Index		12/2057	Goldman Sachs & Co LLC	(3%)	Monthly	200,000	16,172	(7,508)	8,664
CMBX BBB- Series 18 Index		12/2057	Morgan Stanley Capital Services LLC	(3%)	Monthly	200,000	16,172	(7,508)	8,664
CMBX BBB- Series 18 Index		12/2057	Citigroup Global Markets Ltd	(3%)	Monthly	200,000	16,172	(7,054)	9,118
CMBX BBB- Series 18 Index		12/2057	Goldman Sachs & Co LLC	(3%)	Monthly	100,000	8,086	(10,353)	(2,267)
CMBX BBB- Series 18 Index		12/2057	JPMorgan Securities LLC	(3%)	Monthly	100,000	8,086	(8,027)	59
CMBX BBB- Series 18 Index		12/2057	Goldman Sachs & Co LLC	(3%)	Monthly	100,000	8,086	(8,790)	(704)
CMBX BBB- Series 18 Index		12/2057	Morgan Stanley Capital Services LLC	(3%)	Monthly	400,000	32,343	(29,334)	3,009
CMBX BBB- Series 19 Index		12/2058	JPMorgan Securities LLC	(3%)	Monthly	300,000	21,252	(22,551)	(1,299)
CMBX BBB- Series 19 Index		12/2058	Citigroup Global Markets Ltd	(3%)	Monthly	50,000	3,542	(3,945)	(403)
CMBX BB Series 18 Index		12/2057	Goldman Sachs & Co LLC	(5%)	Monthly	200,000	31,837	(28,906)	2,931
CMBX BB Series 18 Index		12/2057	Morgan Stanley Capital Services LLC	(5%)	Monthly	200,000	31,837	(28,542)	3,295
CMBX AAA Series 13 Index		12/2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	2,150,000	(15,589)	(32,913)	(48,502)
CMBX AAA Series 13 Index		12/2072	Citigroup Global Markets Ltd	(0.5%)	Monthly	530,000	(3,843)	(4,547)	(8,390)
CMBX AAA Series 13 Index		12/2072	Citigroup Global Markets Ltd	(0.5%)	Monthly	1,110,000	(8,048)	(11,410)	(19,458)

TOTAL BUY PROTECTION							212,295	(243,303)	(31,008)
Sell Protection
CMBX AAA Series 17 Index	NR	12/2056	Citigroup Global Markets Ltd	0.5%	Monthly	500,000	(4,432)	11,774	7,342
CMBX AAA Series 17 Index	NR	12/2056	Morgan Stanley Capital Services LLC	0.5%	Monthly	1,200,000	(10,638)	18,625	7,987
CMBX AAA Series 17 Index	NR	12/2056	Citigroup Global Markets Ltd	0.5%	Monthly	600,000	(5,319)	9,135	3,816
CMBX AAA Series 17 Index	NR	12/2056	Citigroup Global Markets Ltd	0.5%	Monthly	1,300,000	(11,524)	16,888	5,364
CMBX AAA Series 17 Index	NR	12/2056	Morgan Stanley Capital Services LLC	0.5%	Monthly	800,000	(7,092)	11,674	4,582
CMBX AAA Series 17 Index	NR	12/2056	Goldman Sachs & Co LLC	0.5%	Monthly	1,300,000	(11,524)	38,614	27,090
CMBX AAA Series 17 Index	NR	12/2056	Citigroup Global Markets Ltd	0.5%	Monthly	1,300,000	(11,524)	19,326	7,802
CMBX AAA Series 17 Index	NR	12/2056	Citigroup Global Markets Ltd	0.5%	Monthly	2,300,000	(20,389)	34,272	13,883
CMBX AAA Series 17 Index	NR	12/2056	Citigroup Global Markets Ltd	0.5%	Monthly	2,800,000	(24,822)	25,685	863
CMBX AAA Series 13 Index	NR	12/2072	Morgan Stanley Capital Services LLC	0.5%	Monthly	630,000	4,568	13,665	18,233
CMBX AAA Series 13 Index	NR	12/2072	Morgan Stanley Capital Services LLC	0.5%	Monthly	3,160,000	22,913	70,489	93,402
CMBX BB Series 17 Index	NR	12/2056	Citigroup Global Markets Ltd	5%	Monthly	300,000	(69,815)	64,265	(5,550)
CMBX BB Series 17 Index	NR	12/2056	Morgan Stanley Capital Services LLC	5%	Monthly	100,000	(23,272)	21,253	(2,019)
CMBX BB Series 15 Index	NR	11/2064	Morgan Stanley Capital Services LLC	5%	Monthly	100,000	(20,745)	23,840	3,095
CMBX BB Series 15 Index	NR	11/2064	Morgan Stanley Capital Services LLC	5%	Monthly	350,000	(72,608)	81,533	8,925

TOTAL SELL PROTECTION							(266,223)	461,038	194,815
TOTAL CREDIT DEFAULT SWAPS							(53,928)	217,735	163,807

(1)Notional amount is stated in U.S. Dollars unless otherwise noted.
(2)Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.
(3)The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.
Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount(2)	Value ($)	Upfront Premium Received/ (Paid) ($)	Unrealized Appreciation/ (Depreciation) ($)
3.75%	Annual	U.S. SOFR Index(3)	Annual	LCH	9/2036	14,199,000	(327,152)	398,005	70,853
U.S. SOFR Index(3)	Annual	3%	Annual	LCH	9/2028	158,958,000	3,066,485	(3,097,056)	(30,571)
4%	Annual	U.S. SOFR Index(3)	Annual	LCH	9/2046	607,000	(19,657)	27,685	8,028
4%	Annual	U.S. SOFR Index(3)	Annual	LCH	9/2056	2,811,000	(90,611)	141,684	51,073
TOTAL INTEREST RATE SWAPS							2,629,065	(2,529,682)	99,383

(1)Swaps with LCH Clearnet Group (LCH) are centrally cleared swaps.
(2)Notional amount is stated in U.S. Dollars unless otherwise noted.
(3)Represents floating rate.
Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,582,932.
(e)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared swaps. At period end, the value of securities pledged amounted to $2,179,767.
(f)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g)	Security or a portion of the security has been segregated as collateral for over the counter (OTC) derivatives. At period end, the value of securities pledged amounts to $324,586.
(h)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $882,904,794 or 17.3% of net assets.

(i)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(j)	Level 3 security.
(k)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(l)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(m)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(n)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	66,452,740	663,877,320	677,642,827	1,602,514	(5,173)	-	52,682,060	52,671,526	0.1%
Fidelity Securities Lending Cash Central Fund	-	380,558,214	380,558,214	8,762	-	-	-	-	0.0%
Fidelity Specialized High Income Central Fund	83,170,143	2,154,172	-	2,589,239	-	(540,420)	84,783,895	948,048	31.0%
Total	149,622,883	1,046,589,706	1,058,201,041	4,200,515	(5,173)	(540,420)	137,465,955

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of June 30, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Asset-Backed Securities	461,604,180	-	461,604,180	-

Bank Notes
Financials	8,672,274	-	8,672,274	-

Collateralized Mortgage Obligations	83,300,244	-	83,300,244	-

Commercial Mortgage Securities	290,665,611	-	283,502,504	7,163,107

Fixed-Income Funds	84,783,895	84,783,895	-	-

Foreign Government and Government Agency Obligations	2,755,068	-	2,755,068	-

Non-Convertible Corporate Bonds
Communication Services	96,728,403	-	96,728,403	-
Consumer Discretionary	8,392,435	-	8,392,435	-
Consumer Staples	18,929,780	-	18,929,780	-
Energy	125,369,577	-	125,369,577	-
Financials	525,889,858	-	525,889,858	-
Health Care	57,637,971	-	57,637,971	-
Industrials	41,049,515	-	41,049,515	-
Information Technology	59,236,395	-	59,236,395	-
Materials	4,519,895	-	4,519,895	-
Real Estate	136,613,881	-	136,613,881	-
Utilities	65,021,179	-	65,021,179	-

U.S. Government Agency - Mortgage Securities	931,507,358	-	931,507,358	-

U.S. Treasury Obligations	2,382,837,893	-	2,382,837,893	-

Money Market Funds	52,682,060	52,682,060	-	-

Purchased Swaptions	2,901,659	-	2,901,659	-
Total Investments in Securities:	5,441,099,131	137,465,955	5,296,470,069	7,163,107
Derivative Instruments:

Assets
Futures Contracts	206,131	206,131	-	-
Swaps	3,333,741	-	3,333,741	-
Total Assets	3,539,872	206,131	3,333,741	-

Liabilities
Futures Contracts	(143,757)	(143,757)	-	-
Swaps	(758,604)	-	(758,604)	-
Written Swaptions	(1,645,203)	-	(1,645,203)	-
Total Liabilities	(2,547,564)	(143,757)	(2,403,807)	-
Total Derivative Instruments:	992,308	62,374	929,934	-
Other Financial Instruments:

TBA Sale Commitments	(154,588,542)	-	(154,588,542)	-
Total Other Financial Instruments:	(154,588,542)	-	(154,588,542)	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2026. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Credit Risk
Swaps (a)	267,256	(321,184)
Total Credit Risk	267,256	(321,184)
Interest Rate Risk
Futures Contracts (b)	206,131	(143,757)
Purchased Swaptions (c)	2,901,659	-
Swaps (d)	3,066,485	(437,420)
Written Swaptions (e)	-	(1,645,203)
Total Interest Rate Risk	6,174,275	(2,226,380)
Total Value of Derivatives	6,441,531	(2,547,564)

(a)For bi-lateral over-the-counter (OTC) swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-item(s).
(b)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
(c)Gross value is included in the Statement of Assets and Liabilities in the investments in securities, at value line-item.
(d)For centrally cleared swaps, reflects gross value as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin for centrally cleared swaps is included in receivable or payable for daily variation margin on centrally cleared swaps, and the net cumulative appreciation (depreciation) for centrally cleared swaps is included in Total accumulated earnings (loss).
(e)Gross value is presented in the Statement of Assets and Liabilities in the written options, at value line-item.
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of June 30, 2026 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $5,525,914,976)	$5,303,633,176
Fidelity Central Funds (cost $139,591,294)	137,465,955

Total Investment in Securities (cost $5,665,506,270)		$5,441,099,131
Receivable for investments sold		40,068,322
Receivable for premium on written options		1,777,840
Receivable for TBA sale commitments		154,549,791
Receivable for fund shares sold		11,839,004
Interest receivable		47,911,535
Distributions receivable from Fidelity Central Funds		764,257
Receivable for daily variation margin on centrally cleared swaps		56,513
Bi-lateral OTC swaps, at value		267,256
Other receivables		37
Total assets		5,698,333,686
Liabilities
Payable for investments purchased
Regular delivery	$77,933,359
Delayed delivery	347,485,278
TBA sale commitments, at value	154,588,542
Payable for fund shares redeemed	1,543,872
Bi-lateral OTC swaps, at value	321,184
Accrued management fee	1,578,304
Distribution and service plan fees payable	590,277
Payable for variation margin on futures contracts	239,002
Written options, at value (premium receivable $1,777,840)	1,645,203
Other payables and accrued expenses	54,533
Total liabilities		585,979,554
Net Assets		$5,112,354,132
Net Assets consist of:
Paid in capital		$5,589,526,610
Total accumulated earnings (loss)		(477,172,478)
Net Assets		$5,112,354,132

Net Asset Value and Maximum Offering Price
Initial Class :
Net Asset Value, offering price and redemption price per share ($775,705,143 ÷ 68,161,724 shares)		$11.38
Service Class :
Net Asset Value, offering price and redemption price per share ($1,059,557,553 ÷ 94,651,202 shares)		$11.19
Service Class 2 :
Net Asset Value, offering price and redemption price per share ($2,432,938,252 ÷ 221,621,435 shares)		$10.98
Investor Class :
Net Asset Value, offering price and redemption price per share ($844,153,184 ÷ 74,586,381 shares)		$11.32
Statement of Operations
Six months ended June 30, 2026 (Unaudited)
Investment Income
Interest		$102,176,070
Income from Fidelity Central Funds (including $8,762 from security lending)		4,200,515
Total income		106,376,585
Expenses
Management fee	$9,384,414
Distribution and service plan fees	3,509,843
Custodian fees and expenses	48,600
Independent trustees' fees and expenses	4,982
Registration fees	35,223
Audit fees	23,458
Legal	5,359
Miscellaneous	29,235
Total expenses before reductions	13,041,114
Expense reductions	(4,715)
Total expenses after reductions		13,036,399
Net Investment income (loss)		93,340,186
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(24,076,617)
Fidelity Central Funds	(5,173)
Futures contracts	(1,944,185)
Swaps	2,401,615
Total net realized gain (loss)		(23,624,360)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(35,286,816)
Fidelity Central Funds	(540,420)
Futures contracts	88,006
Swaps	420,830
Written options	132,637
TBA sale commitments	(4,791)
Total change in net unrealized appreciation (depreciation)		(35,190,554)
Net gain (loss)		(58,814,914)
Net increase (decrease) in net assets resulting from operations		$34,525,272
Statement of Changes in Net Assets

	Six months ended June 30, 2026 (Unaudited)	Year ended December 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$93,340,186	$174,058,057
Net realized gain (loss)	(23,624,360)	(64,175,659)
Change in net unrealized appreciation (depreciation)	(35,190,554)	207,423,364
Net increase (decrease) in net assets resulting from operations	34,525,272	317,305,762
Distributions to shareholders	(30,321,180)	(169,220,962)

Share transactions - net increase (decrease)	112,900,772	416,191,485
Total increase (decrease) in net assets	117,104,864	564,276,285

Net Assets
Beginning of period	4,995,249,268	4,430,972,983
End of period	$5,112,354,132	$4,995,249,268

Financial Highlights
VIP Investment Grade Bond Portfolio Initial Class

	Six months ended June 30, 2026 (Unaudited)	Years ended December 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$11.36	$10.98	$11.17	$10.80	$13.35	$14.09
Income from Investment Operations
Net investment income (loss) A,B	.219	.440	.413	.364	.245	.228
Net realized and unrealized gain (loss)	(.129)	.349	(.208)	.296	(1.903)	(.313)
Total from investment operations	.090	.789	.205	.660	(1.658)	(.085)
Distributions from net investment income	(.070)	(.409)	(.395)	(.290)	(.264)	(.282)
Distributions from net realized gain	-	-	-	-	(.628)	(.373)
Total distributions	(.070)	(.409)	(.395)	(.290)	(.892)	(.655)
Net asset value, end of period	$11.38	$11.36	$10.98	$11.17	$10.80	$13.35
Total Return C,D,E	.79%	7.22%	1.79%	6.20%	(12.96)%	(.61)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.38% H	.37%	.38%	.41%	.40%	.39%
Expenses net of fee waivers, if any	.38 % H	.37%	.38%	.40%	.40%	.39%
Expenses net of all reductions, if any	.38% H	.37%	.38%	.40%	.40%	.39%
Net investment income (loss)	3.89% H	3.89%	3.69%	3.31%	2.08%	1.66%
Supplemental Data
Net assets, end of period (000 omitted)	$775,705	$765,372	$638,893	$569,512	$533,204	$1,347,145
Portfolio turnover rate I	160 % H	172%	205%	188%	183% J	125%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns for periods of less than one year are not annualized.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JPortfolio turnover rate excludes securities received or delivered in-kind.
VIP Investment Grade Bond Portfolio Service Class

	Six months ended June 30, 2026 (Unaudited)	Years ended December 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$11.18	$10.81	$11.01	$10.65	$13.18	$13.93
Income from Investment Operations
Net investment income (loss) A,B	.210	.422	.396	.347	.226	.212
Net realized and unrealized gain (loss)	(.132)	.346	(.212)	.295	(1.870)	(.322)
Total from investment operations	.078	.768	.184	.642	(1.644)	(.110)
Distributions from net investment income	(.068)	(.398)	(.384)	(.282)	(.258)	(.267)
Distributions from net realized gain	-	-	-	-	(.628)	(.373)
Total distributions	(.068)	(.398)	(.384)	(.282)	(.886)	(.640)
Net asset value, end of period	$11.19	$11.18	$10.81	$11.01	$10.65	$13.18
Total Return C,D,E	.70%	7.14%	1.62%	6.12%	(13.03)%	(.79)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.48% H	.47%	.48%	.51%	.50%	.49%
Expenses net of fee waivers, if any	.48 % H	.47%	.48%	.50%	.50%	.49%
Expenses net of all reductions, if any	.48% H	.47%	.48%	.50%	.50%	.49%
Net investment income (loss)	3.79% H	3.79%	3.59%	3.21%	1.98%	1.56%
Supplemental Data
Net assets, end of period (000 omitted)	$1,059,558	$977,371	$844,919	$765,619	$669,290	$732,762
Portfolio turnover rate I	160 % H	172%	205%	188%	183% J	125%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JPortfolio turnover rate excludes securities received or delivered in-kind.
VIP Investment Grade Bond Portfolio Service Class 2

	Six months ended June 30, 2026 (Unaudited)	Years ended December 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$10.97	$10.62	$10.82	$10.47	$12.98	$13.72
Income from Investment Operations
Net investment income (loss) A,B	.198	.398	.373	.325	.206	.188
Net realized and unrealized gain (loss)	(.122)	.334	(.206)	.294	(1.848)	(.310)
Total from investment operations	.076	.732	.167	.619	(1.642)	(.122)
Distributions from net investment income	(.066)	(.382)	(.367)	(.269)	(.240)	(.245)
Distributions from net realized gain	-	-	-	-	(.628)	(.373)
Total distributions	(.066)	(.382)	(.367)	(.269)	(.868)	(.618)
Net asset value, end of period	$10.98	$10.97	$10.62	$10.82	$10.47	$12.98
Total Return C,D,E	.69%	6.93%	1.50%	6.00%	(13.21)%	(.90)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.63% H	.62%	.63%	.66%	.65%	.64%
Expenses net of fee waivers, if any	.63 % H	.62%	.63%	.65%	.65%	.64%
Expenses net of all reductions, if any	.63% H	.62%	.63%	.65%	.65%	.64%
Net investment income (loss)	3.64% H	3.64%	3.44%	3.06%	1.83%	1.41%
Supplemental Data
Net assets, end of period (000 omitted)	$2,432,938	$2,396,804	$2,176,535	$1,999,157	$1,747,984	$2,135,986
Portfolio turnover rate I	160 % H	172%	205%	188%	183% J	125%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JPortfolio turnover rate excludes securities received or delivered in-kind.
VIP Investment Grade Bond Portfolio Investor Class

	Six months ended June 30, 2026 (Unaudited)	Years ended December 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$11.30	$10.92	$11.11	$10.75	$13.29	$14.03
Income from Investment Operations
Net investment income (loss) A,B	.216	.434	.407	.358	.238	.223
Net realized and unrealized gain (loss)	(.127)	.350	(.208)	.289	(1.888)	(.313)
Total from investment operations	.089	.784	.199	.647	(1.650)	(.090)
Distributions from net investment income	(.069)	(.404)	(.389)	(.287)	(.262)	(.277)
Distributions from net realized gain	-	-	-	-	(.628)	(.373)
Total distributions	(.069)	(.404)	(.389)	(.287)	(.890)	(.650)
Net asset value, end of period	$11.32	$11.30	$10.92	$11.11	$10.75	$13.29
Total Return C,D,E	.79%	7.22%	1.75%	6.11%	(12.96)%	(.64)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.41% H	.41%	.42%	.44%	.43%	.42%
Expenses net of fee waivers, if any	.41 % H	.41%	.42%	.44%	.43%	.42%
Expenses net of all reductions, if any	.41% H	.41%	.41%	.44%	.43%	.42%
Net investment income (loss)	3.86% H	3.85%	3.65%	3.27%	2.05%	1.63%
Supplemental Data
Net assets, end of period (000 omitted)	$844,153	$855,702	$770,627	$738,723	$724,888	$1,354,894
Portfolio turnover rate I	160 % H	172%	205%	188%	183% J	125%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements
 (Unaudited)
For the period ended June 30, 2026

1. Organization.
VIP Investment Grade Bond Portfolio (the Fund) is a fund of Variable Insurance Products Fund V (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Specialized High Income Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks a high level of current income by normally investing in income-producing debt securities, with an emphasis on lower-quality debt securities.	Delayed Delivery & When Issued Securities Foreign Securities Loans & Direct Debt Instruments Restricted Securities	Less than .005%
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's portfolio management team, part of the investment adviser, serves as the chief operating decision maker (CODM) and directs the Fund's investments in accordance with its investment objective and policies, with support from others responsible for oversight functions. The information reviewed by the CODM is consistent with the Fund's financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations and U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Brokers which make markets in asset backed securities, collateralized mortgage obligations and commercial mortgage securities may also consider such factors as the structure of the issue, cash flow assumptions, the value of underlying assets as well as any guarantees. Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using service or broker-supplied valuations and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2026 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation.  Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, swap agreements, capital loss carryforwards and losses deferred due to wash sales and futures transactions.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$22,327,884
Gross unrealized depreciation	(246,927,977)
Net unrealized appreciation (depreciation)	$(224,600,093)
Tax cost	$5,666,120,573

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(106,140,983)
Long-term	(212,989,255)
Total capital loss carryforward	$(319,130,238)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. TBA securities involve buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. Funds may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or a fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to a fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Schedule of Investments under the caption "TBA Sale Commitments." The value of these commitments and proceeds to be received at contractual settlement date are reflected in the Statement of Assets and Liabilities as "TBA sale commitments, at value" and "Receivable for TBA sale commitments," respectively. A fund realizes a gain or loss on settlement, either through the acquisition of an offsetting TBA purchase commitment on or before the sale commitment date, or by delivery of the securities under the commitment.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts, swaps and options. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to a fund.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as options and bi-lateral swaps, a fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives a fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, a fund receives collateral in the form of cash or securities once net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the custodian bank in accordance with the collateral agreements entered into between a fund, the counterparty and the custodian bank. A fund could experience delays and costs in gaining access to the collateral even though it is held by the custodian bank. The maximum risk of loss to a fund from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to a fund. For OTC written options with upfront premiums received, a fund is obligated to perform and therefore does not have counterparty risk. For OTC written options with premiums to be received at a future date, the maximum risk of loss from counterparty credit risk is the amount of the premium in excess of any collateral pledged by the counterparty. A fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)($)	Change in Net Unrealized Appreciation (Depreciation)($)
VIP Investment Grade Bond Portfolio
Credit Risk
Swaps	15,137	54,837
Total Credit Risk	15,137	54,837
Interest Rate Risk
Futures Contracts	(1,944,185)	88,006
Purchased Options	(1,393,273)	1,098,302
Written Options	-	132,637
Swaps	2,386,478	365,993
Total Interest Rate Risk	(950,980)	1,684,938
Totals	(935,843)	1,739,775

If there are any open positions at period end, a summary of the value of derivatives by primary risk exposure is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily. Subsequent payments from or to a fund are made as needed depending on the fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period, unless an average notional amount is presented in the table below.

Average Notional Amount ($)
VIP Investment Grade Bond Portfolio	143,131,721

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. OTC options, such as swaptions, which are options where the underlying instrument is a swap, were used to manage exposure to fluctuations in interest rates.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed, a gain or loss is realized depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included in the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable, and are representative of volume of activity during the period.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap. A centrally cleared swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in total accumulated earnings (loss) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Centrally cleared swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented in segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities. Centrally cleared swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin on centrally cleared swaps in the Statement of Assets and Liabilities. Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in total accumulated earnings (loss) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

For both bi-lateral and centrally cleared swaps, payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps", and are representative of volume of activity during the period, unless an average notional amount is presented in the table below.

Average Notional Amount ($)
VIP Investment Grade Bond Portfolio	208,762,695

Credit Default Swaps. Credit default swaps enable a fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. A fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, a fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, a fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where a fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. A fund enters into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
VIP Investment Grade Bond Portfolio	2,310,550,089	2,213,797,320
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

The Fund's management contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Initial Class	.37
Service Class	.37
Service Class 2.37
Investor Class	.41

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Initial Class	.37
Service Class	.37
Service Class 2.37
Investor Class	.40

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services, were as follows:

Service Class	$495,904
Service Class 2	3,013,939
$3,509,843

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.

Amount ($)
VIP Investment Grade Bond Portfolio	3,155
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. For cash collateral, securities lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received and is presented in the Statement of Operations as a component of income from Fidelity Central Funds. For non-cash collateral, securities lending income represents fees received from borrowers as compensation for the securities loaned and is presented in the Statement of Operations in security lending. Securities lending income is reduced by any lending agent fees associated with the loan. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
VIP Investment Grade Bond Portfolio	950	-	-
9. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $4,715.
10. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2026	Year ended December 31, 2025
VIP Investment Grade Bond Portfolio
Distributions to shareholders
Initial Class	$4,700,605	$26,156,246
Service Class	5,932,464	33,129,618
Service Class 2	14,457,427	80,642,242
Investor Class	5,230,684	29,292,856
Total	$30,321,180	$169,220,962
11. Share Transactions.
Transactions for each class of shares were as follows and may contain in-kind transactions:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2026	Year ended December 31, 2025	Six months ended June 30, 2026	Year ended December 31, 2025
VIP Investment Grade Bond Portfolio
Initial Class
Shares sold	6,130,741	19,779,389	$69,542,574	$223,766,082
Reinvestment of distributions	414,150	2,313,679	4,700,605	26,156,246
Shares redeemed	(5,732,838)	(12,929,554)	(65,107,364)	(145,662,261)
Net increase (decrease)	812,053	9,163,514	$9,135,815	$104,260,067
Service Class
Shares sold	16,905,911	23,687,665	$188,704,773	$265,136,686
Reinvestment of distributions	531,107	2,977,649	5,932,464	33,129,618
Shares redeemed	(10,182,652)	(17,418,019)	(113,628,685)	(193,673,741)
Net increase (decrease)	7,254,366	9,247,295	$81,008,552	$104,592,563
Service Class 2
Shares sold	14,382,562	34,974,212	$157,554,732	$383,009,781
Reinvestment of distributions	1,319,108	7,388,598	14,457,427	80,642,241
Shares redeemed	(12,479,648)	(28,960,473)	(136,791,510)	(315,532,887)
Net increase (decrease)	3,222,022	13,402,337	$35,220,649	$148,119,135
Investor Class
Shares sold	2,998,084	9,029,805	$33,922,176	$102,298,169
Reinvestment of distributions	463,302	2,607,490	5,230,684	29,292,856
Shares redeemed	(4,583,142)	(6,491,586)	(51,617,104)	(72,371,305)
Net increase (decrease)	(1,121,756)	5,145,709	$(12,464,244)	$59,219,720
12. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% and certain otherwise unaffiliated shareholders were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %	Number of Unaffiliated Shareholders	Unaffiliated Shareholders %
VIP Investment Grade Bond Portfolio	18%	1	40%
13. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.705629.128
VIPIGB-SANN-0826
Fidelity® Variable Insurance Products:

VIP Government Money Market Portfolio

Semi-Annual Report
June 30, 2026
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
VIP Government Money Market Portfolio
Schedule of Investments June 30, 2026 (Unaudited)
Showing Percentage of Net Assets
Repurchase Agreements - 38.0%
	Maturity Amount ($)	Value ($)
Citigroup Global Capital Markets Inc 3.67%, dated 7/1/2026 due 9/1/2026 (b)(c)	21,132,731	21,000,000
Citigroup Global Capital Markets Inc 3.68%, dated 7/1/2026 due 9/1/2026 (b)(c)	37,234,498	37,000,000
Fixed Income Clearing Corp - Credit Agricole 3.67%, dated 7/1/2026 due 7/2/2026 (c)	82,008,359	82,000,000
Fixed Income Clearing Corp - Credit Agricole 3.67%, dated 7/1/2026 due 7/2/2026 (c)	72,007,340	72,000,000
Investments in repurchase agreements in a joint trading account at 3.65%, dated 6/30/2026 due 7/1/2026 (Collateralized by U.S. Government Obligations)#	120,893,256	120,881,000
Repurchase Agreements*	3,647,770,182	3,641,676,000
TOTAL REPURCHASE AGREEMENTS (Cost $3,974,557,000)		3,974,557,000

U.S. Government Agency - Debt - 32.1%
	Yield (%) (d)	Principal Amount (a)	Value ($)
Fannie Mae U.S. SOFR Index + 0.12%, 3.74% 7/29/2026 (e)(f)	3.74	49,000,000	49,001,614
Fannie Mae U.S. SOFR Index + 0.135%, 3.755% 8/21/2026 (e)(f)	3.75 to 3.76	3,000,000	3,000,085
Fannie Mae U.S. SOFR Index + 0.14%, 3.76% 10/23/2026 (e)(f)	3.76	14,000,000	14,000,059
Fannie Mae U.S. SOFR Index + 0.14%, 3.76% 9/11/2026 (e)(f)	3.76	23,000,000	23,000,000
Federal Farm Credit Banks Funding Corp 4.75% 7/8/2026	3.63	1,000,000	1,000,212
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.015%, 3.635% 8/20/2026 (e)(f)	3.63	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.015%, 3.635% 9/29/2026 (e)(f)	3.63	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.02%, 3.64% 10/6/2026 (e)(f)	3.64	3,000,000	3,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.03%, 3.65% 12/8/2026 (e)(f)	3.65	2,000,000	1,999,913
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.03%, 3.65% 7/28/2026 (e)(f)	3.65	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.035%, 3.655% 1/21/2027 (e)(f)	3.66	3,000,000	3,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.035%, 3.655% 1/21/2027 (e)(f)	3.66	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.035%, 3.655% 1/6/2027 (e)(f)	3.66	4,000,000	4,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.035%, 3.655% 2/9/2027 (e)(f)	3.66	2,000,000	2,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.035%, 3.655% 3/18/2027 (e)(f)	3.66	3,000,000	3,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.035%, 3.655% 3/8/2027 (e)(f)	3.66	4,000,000	4,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.04%, 3.66% 10/20/2026 (e)(f)	3.66	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.04%, 3.66% 2/1/2027 (e)(f)	3.66	6,000,000	5,999,968
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.04%, 3.66% 2/12/2027 (e)(f)	3.66	3,000,000	3,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.04%, 3.66% 2/16/2027 (e)(f)	3.66	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.04%, 3.66% 4/1/2027 (e)(f)	3.66	2,000,000	2,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.04%, 3.66% 4/26/2027 (e)(f)	3.66	7,000,000	7,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.04%, 3.66% 5/4/2027 (e)(f)	3.66	2,000,000	2,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.04%, 3.66% 7/14/2026 (e)(f)	3.66	2,000,000	2,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.04%, 3.66% 7/9/2026 (e)(f)	3.66	10,000,000	10,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.045%, 3.665% 10/2/2026 (e)(f)	3.67	4,000,000	4,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.045%, 3.665% 10/27/2026 (e)(f)	3.67	4,000,000	4,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.045%, 3.665% 3/3/2027 (e)(f)	3.67	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.045%, 3.665% 4/15/2027 (e)(f)	3.67	1,000,000	999,878
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.045%, 3.665% 4/19/2027 (e)(f)	3.67	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.045%, 3.665% 5/26/2027 (e)(f)	3.67	3,000,000	3,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.05%, 3.67% 1/29/2027 (e)(f)	3.67	2,000,000	2,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.05%, 3.67% 10/2/2026 (e)(f)	3.67	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.05%, 3.67% 4/23/2027 (e)(f)	3.67	2,000,000	2,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.05%, 3.67% 5/20/2027 (e)(f)	3.67	2,000,000	2,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.05%, 3.67% 5/6/2027 (e)(f)	3.67	3,000,000	3,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.05%, 3.67% 6/16/2027 (e)(f)	3.67	6,000,000	5,999,604
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.05%, 3.67% 6/17/2027 (e)(f)	3.67	2,000,000	2,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.05%, 3.67% 6/23/2027 (e)(f)	3.67	2,000,000	2,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.05%, 3.67% 7/12/2027 (e)(f)	3.67	4,000,000	3,999,937
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.05%, 3.67% 7/20/2027 (e)(f)	3.67	2,000,000	2,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.05%, 3.67% 8/18/2026 (e)(f)	3.67	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.05%, 3.67% 8/28/2026 (e)(f)	3.67	2,000,000	2,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.055%, 3.675% 5/24/2027 (e)(f)	3.67	2,000,000	2,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.055%, 3.675% 6/23/2027 (e)(f)	3.67	3,000,000	3,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.055%, 3.675% 7/16/2027 (e)(f)	3.67	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.055%, 3.675% 7/21/2026 (e)(f)	3.67	2,000,000	2,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.055%, 3.675% 7/30/2026 (e)(f)	3.67	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.055%, 3.675% 8/10/2027 (e)(f)	3.67	2,000,000	2,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.055%, 3.675% 8/26/2027 (e)(f)	3.67	2,000,000	2,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.06%, 3.68% 10/5/2026 (e)(f)	3.68	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.06%, 3.68% 10/8/2027 (e)(f)	3.68	2,000,000	2,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.06%, 3.68% 4/20/2027 (e)(f)	3.68	2,000,000	2,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.06%, 3.68% 7/14/2027 (e)(f)	3.68	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.06%, 3.68% 7/2/2027 (e)(f)	3.68	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.06%, 3.68% 7/26/2027 (e)(f)	3.68	3,000,000	3,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.06%, 3.68% 8/18/2027 (e)(f)	3.68	2,000,000	2,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.06%, 3.68% 8/27/2027 (e)(f)	3.68	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.06%, 3.68% 8/6/2027 (e)(f)	3.68	5,000,000	5,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.06%, 3.68% 9/22/2026 (e)(f)	3.68	2,000,000	2,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.06%, 3.68% 9/23/2027 (e)(f)	3.68	4,000,000	4,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.06%, 3.68% 9/27/2027 (e)(f)	3.68	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.06%, 3.68% 9/4/2026 (e)(f)	3.68	2,000,000	2,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.06%, 3.68% 9/4/2026 (e)(f)	3.68	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.065%, 3.685% 10/25/2027 (e)(f)	3.68	2,000,000	2,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.065%, 3.685% 11/13/2026 (e)(f)	3.69	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.065%, 3.685% 11/27/2026 (e)(f)	3.68	3,000,000	3,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.065%, 3.685% 3/5/2027 (e)(f)	3.68	2,000,000	2,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.065%, 3.685% 6/22/2027 (e)(f)	3.68	5,000,000	5,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.065%, 3.685% 7/12/2027 (e)(f)	3.68	3,000,000	3,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.065%, 3.685% 7/9/2027 (e)(f)	3.68	3,000,000	3,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.065%, 3.685% 9/10/2026 (e)(f)	3.69	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.065%, 3.685% 9/18/2026 (e)(f)	3.69	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.065%, 3.685% 9/29/2027 (e)(f)	3.68	2,000,000	2,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.065%, 3.685% 9/3/2027 (e)(f)	3.69	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.065%, 3.685% 9/9/2027 (e)(f)	3.68	2,000,000	2,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.07%, 3.69% 1/19/2028 (e)(f)	3.69	3,000,000	3,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.07%, 3.69% 10/1/2027 (e)(f)	3.69	2,000,000	1,999,754
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.07%, 3.69% 10/21/2026 (e)(f)	3.69	2,000,000	2,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.07%, 3.69% 10/28/2027 (e)(f)	3.69	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.07%, 3.69% 11/5/2027 (e)(f)	3.69	3,000,000	2,999,999
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.07%, 3.69% 12/13/2027 (e)(f)	3.69	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.07%, 3.69% 12/28/2027 (e)(f)	3.69	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.07%, 3.69% 8/12/2026 (e)(f)	3.69	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.07%, 3.69% 8/9/2027 (e)(f)	3.69	2,000,000	2,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.075%, 3.695% 1/24/2028 (e)(f)	3.70	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.075%, 3.695% 12/29/2027 (e)(f)	3.70	2,000,000	2,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.075%, 3.695% 4/1/2027 (e)(f)	3.70	2,000,000	1,999,925
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.075%, 3.695% 4/2/2027 (e)(f)	3.69 to 3.70	12,000,000	12,000,480
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.08%, 3.7% 1/12/2028 (e)(f)	3.70	4,000,000	4,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.08%, 3.7% 1/20/2028 (e)(f)	3.70	1,000,000	1,000,064
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.08%, 3.7% 1/5/2028 (e)(f)	3.70	5,000,000	5,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.08%, 3.7% 10/8/2027 (e)(f)	3.70	5,000,000	5,000,988
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.08%, 3.7% 11/16/2026 (e)(f)	3.70	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.08%, 3.7% 11/23/2027 (e)(f)	3.70	2,000,000	2,000,187
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.08%, 3.7% 12/22/2026 (e)(f)	3.70	4,000,000	4,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.08%, 3.7% 12/22/2027 (e)(f)	3.70	3,000,000	3,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.08%, 3.7% 12/29/2027 (e)(f)	3.70	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.08%, 3.7% 2/9/2028 (e)(f)	3.70	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.08%, 3.7% 3/11/2027 (e)(f)	3.70	10,000,000	10,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.08%, 3.7% 3/11/2027 (e)(f)	3.70	1,000,000	999,851
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.08%, 3.7% 4/9/2027 (e)(f)	3.70	5,000,000	4,998,925
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.085%, 3.705% 1/12/2028 (e)(f)	3.71	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.085%, 3.705% 1/18/2028 (e)(f)	3.71	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.085%, 3.705% 1/21/2028 (e)(f)	3.71	6,000,000	6,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.085%, 3.705% 1/3/2028 (e)(f)	3.71	2,000,000	2,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.085%, 3.705% 12/29/2026 (e)(f)	3.71	1,000,000	999,972
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.085%, 3.705% 2/23/2028 (e)(f)	3.71	2,000,000	2,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.085%, 3.705% 2/25/2028 (e)(f)	3.71	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.085%, 3.705% 3/13/2028 (e)(f)	3.71	3,000,000	3,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.085%, 3.705% 3/16/2028 (e)(f)	3.71	3,000,000	3,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.085%, 3.705% 3/24/2028 (e)(f)	3.71	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.085%, 3.705% 3/25/2027 (e)(f)	3.71	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.085%, 3.705% 3/26/2027 (e)(f)	3.71	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.085%, 3.705% 3/27/2028 (e)(f)	3.70 to 3.71	3,000,000	3,000,066
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.085%, 3.705% 4/10/2028 (e)(f)	3.71	2,000,000	2,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.085%, 3.705% 4/17/2028 (e)(f)	3.71	3,000,000	2,999,674
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.085%, 3.705% 4/7/2028 (e)(f)	3.71	7,000,000	7,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.085%, 3.705% 4/8/2027 (e)(f)	3.71	9,000,000	9,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.09%, 3.71% 1/12/2027 (e)(f)	3.71	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.09%, 3.71% 1/19/2027 (e)(f)	3.71	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.09%, 3.71% 12/17/2027 (e)(f)	3.71	5,000,000	5,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.09%, 3.71% 2/11/2028 (e)(f)	3.71	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.09%, 3.71% 2/17/2028 (e)(f)	3.71	2,000,000	2,000,140
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.09%, 3.71% 2/19/2027 (e)(f)	3.71	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.09%, 3.71% 2/2/2028 (e)(f)	3.71	3,000,000	3,000,138
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.09%, 3.71% 2/24/2027 (e)(f)	3.71	10,000,000	10,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.09%, 3.71% 2/9/2028 (e)(f)	3.71	3,000,000	3,000,142
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.09%, 3.71% 3/17/2028 (e)(f)	3.71	8,000,000	8,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.09%, 3.71% 3/20/2028 (e)(f)	3.71	6,000,000	6,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.09%, 3.71% 3/27/2028 (e)(f)	3.71	2,000,000	2,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.09%, 3.71% 3/9/2028 (e)(f)	3.71	5,000,000	5,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.09%, 3.71% 4/14/2028 (e)(f)	3.71	7,000,000	7,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.09%, 3.71% 4/6/2028 (e)(f)	3.71	7,000,000	7,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.09%, 3.71% 5/12/2027 (e)(f)	3.71	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.09%, 3.71% 5/15/2028 (e)(f)	3.71	2,000,000	2,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.09%, 3.71% 7/28/2026 (e)(f)	3.71	1,000,000	1,000,017
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.095%, 3.715% 12/10/2027 (e)(f)	3.71	10,000,000	10,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.095%, 3.715% 2/12/2027 (e)(f)	3.71	3,000,000	3,001,005
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.095%, 3.715% 2/2/2028 (e)(f)	3.71	5,000,000	5,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.095%, 3.715% 2/25/2027 (e)(f)	3.71	10,000,000	10,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.095%, 3.715% 2/25/2028 (e)(f)	3.71	4,000,000	4,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.095%, 3.715% 5/1/2028 (e)(f)	3.71	8,000,000	8,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.095%, 3.715% 5/24/2027 (e)(f)	3.71	3,000,000	3,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.095%, 3.715% 5/26/2028 (e)(f)	3.71	8,000,000	8,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.095%, 3.715% 5/26/2028 (e)(f)	3.71	6,000,000	6,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.095%, 3.715% 6/17/2027 (e)(f)	3.72	2,000,000	1,999,609
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.1%, 3.72% 1/12/2027 (e)(f)	3.72	4,000,000	4,000,069
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.1%, 3.72% 1/28/2028 (e)(f)	3.72	4,000,000	4,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.1%, 3.72% 1/8/2027 (e)(f)	3.72	4,000,000	4,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.1%, 3.72% 2/9/2027 (e)(f)	3.72	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.1%, 3.72% 3/25/2027 (e)(f)	3.72	2,000,000	2,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.1%, 3.72% 4/6/2027 (e)(f)	3.72	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.1%, 3.72% 5/27/2027 (e)(f)	3.72	3,000,000	2,999,760
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.1%, 3.72% 6/2/2028 (e)(f)	3.72	5,000,000	5,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.1%, 3.72% 6/23/2027 (e)(f)	3.72	2,000,000	2,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.1%, 3.72% 6/29/2027 (e)(f)	3.72	2,000,000	2,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.1%, 3.72% 7/1/2026 (e)(f)	3.72	2,000,000	2,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.1%, 3.72% 7/9/2027 (e)(f)	3.72	1,000,000	999,799
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.1%, 3.72% 8/13/2027 (e)(f)	3.72	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.105%, 3.725% 12/2/2027 (e)(f)	3.72	5,000,000	5,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.105%, 3.725% 4/16/2027 (e)(f)	3.72	2,000,000	2,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.105%, 3.725% 4/21/2027 (e)(f)	3.73	1,000,000	999,984
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.105%, 3.725% 5/14/2027 (e)(f)	3.73	2,000,000	1,999,887
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.11%, 3.73% 11/19/2027 (e)(f)	3.73	2,000,000	2,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.11%, 3.73% 5/13/2027 (e)(f)	3.73	3,000,000	2,999,965
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.11%, 3.73% 6/24/2027 (e)(f)	3.73	3,000,000	3,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.11%, 3.73% 7/21/2027 (e)(f)	3.73	4,000,000	3,999,523
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.11%, 3.73% 8/5/2027 (e)(f)	3.73	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.115%, 3.735% 10/16/2026 (e)(f)	3.74	19,000,000	19,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.115%, 3.735% 11/12/2027 (e)(f)	3.74	3,000,000	3,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.115%, 3.735% 11/26/2027 (e)(f)	3.74	4,000,000	4,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.115%, 3.735% 11/26/2027 (e)(f)	3.74	3,000,000	3,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.115%, 3.735% 2/10/2027 (e)(f)	3.73	9,000,000	9,002,662
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.115%, 3.735% 5/20/2027 (e)(f)	3.74	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.115%, 3.735% 5/6/2027 (e)(f)	3.73 to 3.74	6,000,000	6,000,097
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.115%, 3.735% 6/7/2027 (e)(f)	3.74	5,000,000	5,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.12%, 3.74% 2/18/2027 (e)(f)	3.74	4,000,000	4,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.12%, 3.74% 5/28/2027 (e)(f)	3.74	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.12%, 3.74% 6/9/2027 (e)(f)	3.74	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.12%, 3.74% 7/10/2026 (e)(f)	3.74	3,000,000	3,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.12%, 3.74% 7/15/2026 (e)(f)	3.74	14,000,000	14,000,014
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.12%, 3.74% 7/23/2026 (e)(f)	3.74	3,000,000	3,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.125%, 3.745% 10/6/2026 (e)(f)	3.75	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.125%, 3.745% 11/3/2027 (e)(f)	3.75	6,000,000	6,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.125%, 3.745% 3/23/2027 (e)(f)	3.75	2,000,000	2,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.125%, 3.745% 4/29/2027 (e)(f)	3.74 to 3.75	12,000,000	12,001,107
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.125%, 3.745% 7/21/2026 (e)(f)	3.75	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.125%, 3.745% 8/18/2027 (e)(f)	3.75	5,000,000	5,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.125%, 3.745% 8/27/2026 (e)(f)	3.75	3,000,000	3,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.125%, 3.745% 9/8/2026 (e)(f)	3.75	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.13%, 3.75% 1/27/2027 (e)(f)	3.75	4,000,000	4,000,327
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.13%, 3.75% 10/15/2027 (e)(f)	3.75	4,000,000	4,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.13%, 3.75% 10/22/2027 (e)(f)	3.75	4,000,000	4,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.13%, 3.75% 11/10/2027 (e)(f)	3.75	4,000,000	4,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.13%, 3.75% 2/3/2027 (e)(f)	3.75	2,000,000	2,000,160
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.13%, 3.75% 4/23/2027 (e)(f)	3.75	4,000,000	4,000,726
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.13%, 3.75% 5/5/2027 (e)(f)	3.75	7,000,000	7,000,025
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.13%, 3.75% 6/22/2028 (e)(f)	3.75	11,000,000	11,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.13%, 3.75% 7/2/2026 (e)(f)	3.75	6,000,000	6,000,001
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.13%, 3.75% 7/29/2027 (e)(f)	3.75	7,000,000	7,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.13%, 3.75% 8/12/2026 (e)(f)	3.75	4,000,000	4,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.13%, 3.75% 8/28/2026 (e)(f)	3.75	2,000,000	2,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.13%, 3.75% 9/10/2027 (e)(f)	3.75	5,000,000	5,003,729
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.135%, 3.755% 1/8/2027 (e)(f)	3.75 to 3.76	53,000,000	53,005,893
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.135%, 3.755% 10/1/2027 (e)(f)	3.76	3,000,000	3,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.135%, 3.755% 10/15/2026 (e)(f)	3.75	4,000,000	4,000,815
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.135%, 3.755% 11/18/2026 (e)(f)	3.75 to 3.76	9,000,000	9,001,790
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.135%, 3.755% 11/23/2026 (e)(f)	3.76	4,000,000	4,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.135%, 3.755% 12/18/2026 (e)(f)	3.75	3,000,000	3,000,246
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.135%, 3.755% 2/10/2027 (e)(f)	3.76	9,000,000	9,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.135%, 3.755% 8/19/2026 (e)(f)	3.76	7,000,000	7,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.135%, 3.755% 8/4/2027 (e)(f)	3.76	8,000,000	8,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.135%, 3.755% 9/15/2027 (e)(f)	3.76	2,000,000	2,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.14%, 3.76% 10/23/2026 (e)(f)	3.76	6,000,000	6,000,319
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.14%, 3.76% 10/29/2027 (e)(f)	3.76	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.14%, 3.76% 10/9/2026 (e)(f)	3.76	40,000,000	40,001,855
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.14%, 3.76% 11/25/2026 (e)(f)	3.76	4,000,000	4,000,260
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.14%, 3.76% 11/4/2026 (e)(f)	3.76	2,000,000	2,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.14%, 3.76% 12/2/2026 (e)(f)	3.76	2,000,000	2,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.14%, 3.76% 12/30/2026 (e)(f)	3.76	3,000,000	3,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.14%, 3.76% 6/23/2028 (e)(f)	3.76	11,000,000	11,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.14%, 3.76% 8/12/2027 (e)(f)	3.76	6,000,000	6,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.14%, 3.76% 8/26/2026 (e)(f)	3.76	4,000,000	4,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.14%, 3.76% 9/3/2026 (e)(f)	3.76	4,000,000	4,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.14%, 3.76% 9/4/2026 (e)(f)	3.76	2,000,000	2,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.14%, 3.76% 9/9/2026 (e)(f)	3.76	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.145%, 3.765% 1/21/2027 (e)(f)	3.76	10,000,000	10,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.145%, 3.765% 1/8/2027 (e)(f)	3.76	6,000,000	6,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.15%, 3.77% 10/1/2027 (e)(f)	3.77	4,000,000	4,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.15%, 3.77% 10/14/2027 (e)(f)	3.77	4,000,000	4,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.15%, 3.77% 10/22/2027 (e)(f)	3.77	3,000,000	3,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.15%, 3.77% 9/10/2027 (e)(f)	3.77	4,000,000	4,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.155%, 3.775% 9/24/2027 (e)(f)	3.77	8,000,000	8,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.16%, 3.78% 1/3/2028 (e)(f)	3.78	2,000,000	2,002,022
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.185%, 3.805% 5/10/2027 (e)(f)	3.80	1,000,000	1,000,693
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.19%, 3.81% 3/27/2028 (e)(f)	3.80	3,000,000	3,005,307
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.23%, 3.85% 6/28/2027 (e)(f)	3.84	3,000,000	3,003,121
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.24%, 3.86% 1/28/2028 (e)(f)	3.85	1,000,000	1,002,531
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.24%, 3.86% 7/19/2027 (e)(f)	3.85	2,000,000	2,002,319
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.25%, 3.87% 11/12/2027 (e)(f)	3.86	1,000,000	1,002,410
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.25%, 3.87% 12/13/2027 (e)(f)	3.86	3,000,000	3,007,650
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.25%, 3.87% 12/3/2027 (e)(f)	3.86	3,000,000	3,007,489
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.255%, 3.875% 9/13/2027 (e)(f)	3.87	3,000,000	3,004,163
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.27%, 3.89% 11/24/2026 (e)(f)	3.88	10,000,000	10,008,102
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.27%, 3.89% 11/30/2026 (e)(f)	3.88	20,000,000	20,011,526
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.28%, 3.9% 11/20/2026 (e)(f)	3.89	10,000,000	10,008,063
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.42%, 4.04% 10/25/2027 (e)(f)	4.02	1,000,000	1,004,640
Federal Farm Credit Banks Funding Corp* 4/6/2027 (e)(f)	3.68	3,000,000	3,000,000
Federal Farm Credit Banks Funding Corp* 7/1/2027 (e)(f)	3.73	2,000,000	2,000,000
Federal Home Loan Bank 3.62% 2/8/2027	3.62	30,000,000	30,000,000
Federal Home Loan Bank 3.62% 2/8/2027	3.62	10,000,000	10,000,000
Federal Home Loan Bank 3.63% 2/8/2027	3.63	15,000,000	15,000,000
Federal Home Loan Bank 3.63% 2/8/2027	3.63	15,000,000	15,000,000
Federal Home Loan Bank Discount Notes 0% 1/15/2027	3.74	11,000,000	10,779,175
Federal Home Loan Bank Discount Notes 0% 1/19/2027	3.58	7,000,000	6,862,724
Federal Home Loan Bank Discount Notes 0% 1/21/2027	3.57 to 3.61	31,000,000	30,388,198
Federal Home Loan Bank Discount Notes 0% 1/28/2027	3.71	8,000,000	7,831,200
Federal Home Loan Bank Discount Notes 0% 1/29/2027	3.71	13,000,000	12,724,400
Federal Home Loan Bank Discount Notes 0% 10/14/2026	3.67 to 3.75	17,000,000	16,819,006
Federal Home Loan Bank Discount Notes 0% 10/16/2026	3.67 to 3.69	17,000,000	16,817,491
Federal Home Loan Bank Discount Notes 0% 10/21/2026	3.68	28,000,000	27,685,513
Federal Home Loan Bank Discount Notes 0% 10/23/2026	3.67 to 3.68	22,000,000	21,748,510
Federal Home Loan Bank Discount Notes 0% 10/28/2026	3.68	3,000,000	2,964,161
Federal Home Loan Bank Discount Notes 0% 10/30/2026	3.69	2,000,000	1,975,631
Federal Home Loan Bank Discount Notes 0% 10/7/2026	3.70	7,000,000	6,930,733
Federal Home Loan Bank Discount Notes 0% 10/9/2026	3.68 to 3.73	9,000,000	8,908,292
Federal Home Loan Bank Discount Notes 0% 11/12/2026	3.70	9,000,000	8,878,228
Federal Home Loan Bank Discount Notes 0% 11/13/2026	3.70	3,000,000	2,959,162
Federal Home Loan Bank Discount Notes 0% 11/18/2026	3.70	10,000,000	9,858,814
Federal Home Loan Bank Discount Notes 0% 11/20/2026	3.71	25,000,000	24,640,563
Federal Home Loan Bank Discount Notes 0% 11/25/2026	3.69 to 3.74	10,000,000	9,851,571
Federal Home Loan Bank Discount Notes 0% 11/27/2026	3.69	3,000,000	2,955,051
Federal Home Loan Bank Discount Notes 0% 11/4/2026	3.69	3,000,000	2,961,938
Federal Home Loan Bank Discount Notes 0% 11/6/2026	3.69	4,000,000	3,948,516
Federal Home Loan Bank Discount Notes 0% 12/11/2026	3.71 to 3.79	8,000,000	7,866,612
Federal Home Loan Bank Discount Notes 0% 12/16/2026	3.78	4,000,000	3,930,747
Federal Home Loan Bank Discount Notes 0% 12/2/2026	3.74	3,000,000	2,952,901
Federal Home Loan Bank Discount Notes 0% 12/21/2026	3.71	27,000,000	26,529,008
Federal Home Loan Bank Discount Notes 0% 12/7/2026	3.70	11,000,000	10,824,614
Federal Home Loan Bank Discount Notes 0% 7/1/2026	3.67 to 3.69	7,000,000	7,000,000
Federal Home Loan Bank Discount Notes 0% 7/10/2026	3.64 to 3.65	14,000,000	13,987,315
Federal Home Loan Bank Discount Notes 0% 7/15/2026	3.62 to 3.67	19,000,000	18,973,171
Federal Home Loan Bank Discount Notes 0% 7/17/2026	3.67	19,000,000	18,969,304
Federal Home Loan Bank Discount Notes 0% 7/22/2026	3.65 to 3.70	13,000,000	12,972,385
Federal Home Loan Bank Discount Notes 0% 7/24/2026	3.62 to 3.69	44,000,000	43,898,132
Federal Home Loan Bank Discount Notes 0% 7/29/2026	3.62 to 3.69	12,000,000	11,966,297
Federal Home Loan Bank Discount Notes 0% 7/31/2026	3.62 to 3.69	24,000,000	23,927,333
Federal Home Loan Bank Discount Notes 0% 7/6/2026	3.64 to 3.69	8,000,000	7,995,958
Federal Home Loan Bank Discount Notes 0% 7/8/2026	3.66 to 3.69	15,000,000	14,989,357
Federal Home Loan Bank Discount Notes 0% 8/12/2026	3.63 to 3.68	10,000,000	9,957,763
Federal Home Loan Bank Discount Notes 0% 8/14/2026	3.60 to 3.70	14,000,000	13,938,339
Federal Home Loan Bank Discount Notes 0% 8/19/2026	3.63 to 3.72	21,000,000	20,895,943
Federal Home Loan Bank Discount Notes 0% 8/21/2026	3.60 to 3.68	15,000,000	14,923,330
Federal Home Loan Bank Discount Notes 0% 8/26/2026	3.61 to 3.68	28,000,000	27,843,603
Federal Home Loan Bank Discount Notes 0% 8/28/2026	3.61 to 3.67	41,000,000	40,760,541
Federal Home Loan Bank Discount Notes 0% 8/5/2026	3.61 to 3.69	17,000,000	16,940,527
Federal Home Loan Bank Discount Notes 0% 8/7/2026	3.66	5,000,000	4,981,397
Federal Home Loan Bank Discount Notes 0% 9/1/2026	3.71	11,000,000	10,930,853
Federal Home Loan Bank Discount Notes 0% 9/11/2026	3.67 to 3.69	14,000,000	13,897,580
Federal Home Loan Bank Discount Notes 0% 9/16/2026	3.66 to 3.71	11,000,000	10,913,931
Federal Home Loan Bank Discount Notes 0% 9/18/2026	3.67 to 3.73	28,000,000	27,774,806
Federal Home Loan Bank Discount Notes 0% 9/2/2026	3.61 to 3.68	9,000,000	8,942,896
Federal Home Loan Bank Discount Notes 0% 9/23/2026	3.69 to 3.78	46,000,000	45,607,265
Federal Home Loan Bank Discount Notes 0% 9/25/2026	3.69 to 3.78	27,000,000	26,762,915
Federal Home Loan Bank Discount Notes 0% 9/4/2026	3.61 to 3.68	6,000,000	5,960,639
Federal Home Loan Bank Discount Notes 0% 9/9/2026	3.61 to 3.69	222,000,000	220,467,397
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 3.625% 7/10/2026 (e)(f)	3.63	5,000,000	4,999,961
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 3.63% 8/10/2026 (e)(f)	3.63	1,000,000	1,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 3.63% 8/11/2026 (e)(f)	3.63	5,000,000	5,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 3.63% 8/14/2026 (e)(f)	3.63	11,000,000	11,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 3.63% 8/17/2026 (e)(f)	3.63	14,000,000	14,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 3.63% 8/17/2026 (e)(f)	3.63	2,000,000	2,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 3.63% 8/18/2026 (e)(f)	3.63	5,000,000	5,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 3.63% 8/25/2026 (e)(f)	3.63	5,000,000	5,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 3.63% 8/28/2026 (e)(f)	3.63	9,000,000	9,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 3.63% 9/25/2026 (e)(f)	3.63	5,000,000	5,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 3.63% 9/4/2026 (e)(f)	3.63	11,000,000	11,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 3.63% 9/9/2026 (e)(f)	3.63	10,000,000	10,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.015%, 3.635% 10/22/2026 (e)(f)	3.63	12,000,000	12,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.015%, 3.635% 10/23/2026 (e)(f)	3.63	11,000,000	11,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.015%, 3.635% 10/23/2026 (e)(f)	3.63	11,000,000	11,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.015%, 3.635% 10/5/2026 (e)(f)	3.63	11,000,000	11,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.015%, 3.635% 10/5/2026 (e)(f)	3.63	8,000,000	8,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.015%, 3.635% 10/6/2026 (e)(f)	3.63	11,000,000	11,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.015%, 3.635% 7/15/2026 (e)(f)	3.63	6,000,000	6,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.015%, 3.635% 8/17/2026 (e)(f)	3.63	10,000,000	10,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.015%, 3.635% 8/18/2026 (e)(f)	3.63	1,000,000	1,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.015%, 3.635% 8/24/2026 (e)(f)	3.63	11,000,000	11,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.015%, 3.635% 9/11/2026 (e)(f)	3.63	4,000,000	4,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.015%, 3.635% 9/18/2026 (e)(f)	3.63	6,000,000	6,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.015%, 3.635% 9/21/2026 (e)(f)	3.63	3,000,000	3,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.015%, 3.635% 9/28/2026 (e)(f)	3.63	9,000,000	9,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.015%, 3.635% 9/30/2026 (e)(f)	3.63	11,000,000	11,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.02%, 3.64% 10/29/2026 (e)(f)	3.64	5,000,000	5,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.02%, 3.64% 10/7/2026 (e)(f)	3.64	11,000,000	11,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.02%, 3.64% 10/9/2026 (e)(f)	3.64	2,000,000	2,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.02%, 3.64% 11/2/2026 (e)(f)	3.64	10,000,000	10,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.02%, 3.64% 11/4/2026 (e)(f)	3.64	11,000,000	11,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.02%, 3.64% 11/5/2026 (e)(f)	3.64	11,000,000	11,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.02%, 3.64% 7/30/2026 (e)(f)	3.64	6,000,000	6,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.02%, 3.64% 9/14/2026 (e)(f)	3.64	3,000,000	3,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.02%, 3.64% 9/15/2026 (e)(f)	3.64	11,000,000	11,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.02%, 3.64% 9/22/2026 (e)(f)	3.64	7,000,000	7,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.02%, 3.64% 9/29/2026 (e)(f)	3.64	5,000,000	5,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.025%, 3.645% 10/19/2026 (e)(f)	3.65	13,000,000	13,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.025%, 3.645% 10/20/2026 (e)(f)	3.65	7,000,000	7,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.025%, 3.645% 11/12/2026 (e)(f)	3.65	10,000,000	10,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.025%, 3.645% 11/16/2026 (e)(f)	3.65	11,000,000	11,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.025%, 3.645% 11/18/2026 (e)(f)	3.65	5,000,000	5,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.025%, 3.645% 11/3/2026 (e)(f)	3.65	5,000,000	5,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.025%, 3.645% 12/2/2026 (e)(f)	3.65	11,000,000	11,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.025%, 3.645% 12/3/2026 (e)(f)	3.65	11,000,000	11,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.025%, 3.645% 12/4/2026 (e)(f)	3.65	11,000,000	11,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.025%, 3.645% 12/7/2026 (e)(f)	3.65	11,000,000	11,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.025%, 3.645% 12/8/2026 (e)(f)	3.65	10,000,000	10,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.025%, 3.645% 9/24/2026 (e)(f)	3.65	3,000,000	3,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.025%, 3.645% 9/24/2026 (e)(f)	3.65	1,000,000	1,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.025%, 3.645% 9/4/2026 (e)(f)	3.65	1,000,000	1,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.03%, 3.65% 11/19/2026 (e)(f)	3.65	3,000,000	3,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.03%, 3.65% 12/1/2026 (e)(f)	3.65	10,000,000	10,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.03%, 3.65% 12/1/2026 (e)(f)	3.65	5,000,000	5,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.03%, 3.65% 12/10/2026 (e)(f)	3.65	18,000,000	18,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.03%, 3.65% 12/22/2026 (e)(f)	3.65	5,000,000	5,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.03%, 3.65% 12/22/2026 (e)(f)	3.65	4,000,000	4,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.03%, 3.65% 12/7/2026 (e)(f)	3.65	21,000,000	21,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.03%, 3.65% 12/8/2026 (e)(f)	3.65	7,000,000	7,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.03%, 3.65% 7/21/2026 (e)(f)	3.65	22,000,000	22,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.03%, 3.65% 7/23/2026 (e)(f)	3.65	11,000,000	11,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.035%, 3.655% 1/22/2027 (e)(f)	3.66	8,000,000	8,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.035%, 3.655% 1/25/2027 (e)(f)	3.66	11,000,000	11,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.035%, 3.655% 1/5/2027 (e)(f)	3.66	9,000,000	9,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.035%, 3.655% 1/5/2027 (e)(f)	3.66	5,000,000	5,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.035%, 3.655% 1/7/2027 (e)(f)	3.66	6,000,000	6,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.035%, 3.655% 11/30/2026 (e)(f)	3.66	3,000,000	3,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.035%, 3.655% 12/15/2026 (e)(f)	3.66	5,000,000	5,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.035%, 3.655% 12/17/2026 (e)(f)	3.66	10,000,000	10,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.035%, 3.655% 12/21/2026 (e)(f)	3.66	11,000,000	11,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.035%, 3.655% 12/21/2026 (e)(f)	3.66	5,000,000	5,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.035%, 3.655% 12/23/2026 (e)(f)	3.66	3,000,000	3,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.035%, 3.655% 12/24/2026 (e)(f)	3.66	11,000,000	11,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.035%, 3.655% 12/24/2026 (e)(f)	3.66	3,000,000	3,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.035%, 3.655% 12/28/2026 (e)(f)	3.66	5,000,000	5,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.035%, 3.655% 12/28/2026 (e)(f)	3.66	3,000,000	3,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.035%, 3.655% 12/29/2026 (e)(f)	3.66	10,000,000	10,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.035%, 3.655% 12/29/2026 (e)(f)	3.66	5,000,000	5,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.035%, 3.655% 12/9/2026 (e)(f)	3.66	8,000,000	8,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.035%, 3.655% 2/9/2027 (e)(f)	3.66	3,000,000	3,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.04%, 3.66% 10/14/2026 (e)(f)	3.66	1,000,000	1,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.04%, 3.66% 3/5/2027 (e)(f)	3.66	3,000,000	3,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.045%, 3.665% 10/2/2026 (e)(f)	3.67	1,000,000	1,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.045%, 3.665% 10/6/2026 (e)(f)	3.67	1,000,000	1,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.045%, 3.665% 4/6/2027 (e)(f)	3.67	2,000,000	2,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.045%, 3.665% 5/27/2027 (e)(f)	3.67	3,000,000	3,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.05%, 3.67% 5/20/2027 (e)(f)	3.67	1,000,000	1,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.05%, 3.67% 7/12/2027 (e)(f)	3.67	8,000,000	8,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.05%, 3.67% 7/8/2027 (e)(f)	3.67	3,000,000	3,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.055%, 3.675% 5/26/2027 (e)(f)	3.67	7,000,000	7,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.055%, 3.675% 5/27/2027 (e)(f)	3.67	3,000,000	3,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.055%, 3.675% 5/28/2027 (e)(f)	3.67	4,000,000	4,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.055%, 3.675% 6/1/2027 (e)(f)	3.67	11,000,000	11,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.055%, 3.675% 6/4/2027 (e)(f)	3.67	10,000,000	10,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.055%, 3.675% 7/9/2027 (e)(f)	3.67	5,000,000	5,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.06%, 3.68% 2/12/2027 (e)(f)	3.68	6,000,000	6,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.06%, 3.68% 2/5/2027 (e)(f)	3.68	1,000,000	1,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.06%, 3.68% 7/30/2027 (e)(f)	3.68	3,000,000	3,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.06%, 3.68% 8/20/2027 (e)(f)	3.68	5,000,000	5,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.06%, 3.68% 9/10/2027 (e)(f)	3.68	3,000,000	3,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.065%, 3.685% 8/10/2026 (e)(f)	3.68 to 3.69	7,000,000	7,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.065%, 3.685% 8/12/2026 (e)(f)	3.68	14,000,000	14,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.065%, 3.685% 9/11/2026 (e)(f)	3.68	1,000,000	1,000,078
Federal Home Loan Bank U.S. SOFR Index + 0.065%, 3.685% 9/7/2027 (e)(f)	3.68	16,000,000	16,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.065%, 3.685% 9/9/2027 (e)(f)	3.68	10,000,000	10,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.07%, 3.69% 10/22/2027 (e)(f)	3.69	3,000,000	3,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.07%, 3.69% 11/12/2027 (e)(f)	3.69	2,000,000	2,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.07%, 3.69% 11/8/2027 (e)(f)	3.69	3,000,000	3,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.07%, 3.69% 12/23/2026 (e)(f)	3.69	2,000,000	2,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.07%, 3.69% 12/24/2026 (e)(f)	3.69	4,000,000	4,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.07%, 3.69% 12/30/2026 (e)(f)	3.69	5,000,000	5,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.07%, 3.69% 6/17/2027 (e)(f)	3.69	8,000,000	8,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.075%, 3.695% 1/27/2028 (e)(f)	3.70	4,000,000	4,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.075%, 3.695% 11/18/2026 (e)(f)	3.70	8,000,000	8,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.075%, 3.695% 11/27/2026 (e)(f)	3.70	1,000,000	1,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.075%, 3.695% 4/5/2027 (e)(f)	3.70	41,000,000	41,000,001
Federal Home Loan Bank U.S. SOFR Index + 0.075%, 3.695% 4/8/2027 (e)(f)	3.69	5,000,000	5,001,327
Federal Home Loan Bank U.S. SOFR Index + 0.08%, 3.7% 1/4/2028 (e)(f)	3.70	5,000,000	5,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.08%, 3.7% 11/13/2026 (e)(f)	3.70	2,000,000	2,000,064
Federal Home Loan Bank U.S. SOFR Index + 0.08%, 3.7% 12/11/2026 (e)(f)	3.70	8,000,000	8,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.08%, 3.7% 12/23/2027 (e)(f)	3.70	11,000,000	11,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.08%, 3.7% 12/29/2027 (e)(f)	3.70	2,000,000	2,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.08%, 3.7% 12/30/2027 (e)(f)	3.70	4,000,000	4,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.08%, 3.7% 12/8/2026 (e)(f)	3.70	4,000,000	4,000,172
Federal Home Loan Bank U.S. SOFR Index + 0.085%, 3.705% 1/26/2028 (e)(f)	3.71	3,000,000	3,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.085%, 3.705% 2/23/2028 (e)(f)	3.71	6,000,000	6,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.085%, 3.705% 3/10/2028 (e)(f)	3.71	5,000,000	4,999,897
Federal Home Loan Bank U.S. SOFR Index + 0.085%, 3.705% 3/20/2028 (e)(f)	3.71	3,000,000	3,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.085%, 3.705% 3/23/2028 (e)(f)	3.71	2,000,000	2,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.085%, 3.705% 4/13/2028 (e)(f)	3.71	4,000,000	4,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.085%, 3.705% 4/17/2028 (e)(f)	3.71	3,000,000	3,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.085%, 3.705% 4/21/2028 (e)(f)	3.71	3,000,000	3,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.09%, 3.71% 12/15/2027 (e)(f)	3.71	19,000,000	19,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.09%, 3.71% 12/6/2027 (e)(f)	3.71	7,000,000	7,001,839
Federal Home Loan Bank U.S. SOFR Index + 0.09%, 3.71% 12/7/2027 (e)(f)	3.71	11,000,000	11,002,899
Federal Home Loan Bank U.S. SOFR Index + 0.09%, 3.71% 12/8/2027 (e)(f)	3.71	11,000,000	11,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.09%, 3.71% 12/9/2027 (e)(f)	3.71	14,000,000	14,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.09%, 3.71% 2/12/2027 (e)(f)	3.71	3,000,000	3,000,916
Federal Home Loan Bank U.S. SOFR Index + 0.09%, 3.71% 3/1/2027 (e)(f)	3.71	10,000,000	10,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.095%, 3.715% 2/12/2027 (e)(f)	3.71	5,000,000	5,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.095%, 3.715% 2/25/2027 (e)(f)	3.71 to 3.72	6,000,000	6,001,654
Federal Home Loan Bank U.S. SOFR Index + 0.095%, 3.715% 4/14/2027 (e)(f)	3.72	2,000,000	1,999,816
Federal Home Loan Bank U.S. SOFR Index + 0.095%, 3.715% 6/11/2027 (e)(f)	3.72	2,000,000	1,999,892
Federal Home Loan Bank U.S. SOFR Index + 0.1%, 3.72% 12/17/2027 (e)(f)	3.72	11,000,000	11,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.1%, 3.72% 6/10/2027 (e)(f)	3.72	5,000,000	5,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.1%, 3.72% 6/7/2027 (e)(f)	3.72	2,000,000	2,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.105%, 3.725% 2/18/2027 (e)(f)	3.72	1,000,000	1,000,017
Federal Home Loan Bank U.S. SOFR Index + 0.11%, 3.73% 1/3/2028 (e)(f)	3.73	3,000,000	3,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.11%, 3.73% 1/5/2028 (e)(f)	3.73	3,000,000	3,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.11%, 3.73% 1/6/2028 (e)(f)	3.73	5,000,000	5,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.11%, 3.73% 2/12/2027 (e)(f)	3.73	1,000,000	1,000,426
Federal Home Loan Bank U.S. SOFR Index + 0.11%, 3.73% 7/15/2027 (e)(f)	3.73	1,000,000	999,882
Federal Home Loan Bank U.S. SOFR Index + 0.11%, 3.73% 7/19/2027 (e)(f)	3.73	3,000,000	2,999,642
Federal Home Loan Bank U.S. SOFR Index + 0.11%, 3.73% 7/21/2027 (e)(f)	3.73	1,000,000	999,881
Federal Home Loan Bank U.S. SOFR Index + 0.115%, 3.735% 7/30/2027 (e)(f)	3.74	17,000,000	17,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.12%, 3.74% 3/24/2028 (e)(f)	3.74	5,000,000	5,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.12%, 3.74% 4/9/2027 (e)(f)	3.74	7,620,000	7,621,424
Federal Home Loan Bank U.S. SOFR Index + 0.12%, 3.74% 6/21/2027 (e)(f)	3.74	7,000,000	7,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.12%, 3.74% 6/22/2027 (e)(f)	3.74	5,000,000	5,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.125%, 3.745% 2/5/2027 (e)(f)	3.74	2,000,000	2,000,978
Federal Home Loan Bank U.S. SOFR Index + 0.13%, 3.75% 2/5/2027 (e)(f)	3.75	10,000,000	10,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.13%, 3.75% 4/16/2027 (e)(f)	3.75	3,000,000	3,000,530
Federal Home Loan Bank U.S. SOFR Index + 0.13%, 3.75% 4/23/2027 (e)(f)	3.75	2,000,000	2,000,323
Federal Home Loan Bank U.S. SOFR Index + 0.13%, 3.75% 9/10/2027 (e)(f)	3.75	6,000,000	6,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.13%, 3.75% 9/7/2027 (e)(f)	3.75	3,000,000	3,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.13%, 3.75% 9/8/2027 (e)(f)	3.75	2,000,000	2,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.135%, 3.755% 1/6/2027 (e)(f)	3.75	1,000,000	1,000,349
Federal Home Loan Bank U.S. SOFR Index + 0.14%, 3.76% 10/29/2026 (e)(f)	3.76	2,000,000	2,000,121
Federal Home Loan Bank U.S. SOFR Index + 0.14%, 3.76% 8/21/2026 (e)(f)	3.76	11,000,000	11,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.14%, 3.76% 9/10/2026 (e)(f)	3.76	3,000,000	3,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.14%, 3.76% 9/4/2026 (e)(f)	3.76	8,000,000	8,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.145%, 3.765% 9/25/2026 (e)(f)	3.76	21,000,000	21,000,000
Federal Home Loan Bank* 4/6/2027 (e)(f)	3.72	6,000,000	6,000,000
Freddie Mac Discount Notes 0% 9/21/2026	3.72	11,000,000	10,908,547
Freddie Mac U.S. SOFR Index + 0.08%, 3.7% 11/5/2026 (e)(f)	3.70	28,000,000	28,000,000
Freddie Mac U.S. SOFR Index + 0.14%, 3.76% 10/16/2026 (e)(f)	3.76	24,000,000	24,000,000
Freddie Mac U.S. SOFR Index + 0.14%, 3.76% 10/29/2026 (e)(f)	3.76	17,000,000	17,000,000
Freddie Mac U.S. SOFR Index + 0.14%, 3.76% 9/23/2026 (e)(f)	3.76	32,000,000	32,000,000
Freddie Mac U.S. SOFR Index + 0.14%, 3.76% 9/4/2026 (e)(f)	3.76	11,000,000	11,000,000
TOTAL U.S. GOVERNMENT AGENCY - DEBT (Cost $3,365,403,627)			3,365,403,627

U.S. Treasury Obligations - 32.1%
	Yield (%) (d)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 1/21/2027	3.51 to 3.52	59,000,000	57,865,972
US Treasury Bills 0% 10/1/2026	3.67 to 3.77	124,000,000	122,853,321
US Treasury Bills 0% 10/13/2026	3.71	50,000,000	49,470,611
US Treasury Bills 0% 10/15/2026	3.68	50,000,000	49,468,528
US Treasury Bills 0% 10/20/2026	3.72	85,900,000	84,927,970
US Treasury Bills 0% 10/27/2026	3.81 to 3.82	80,000,000	79,011,619
US Treasury Bills 0% 10/29/2026	3.69 to 3.71	55,000,000	54,338,992
US Treasury Bills 0% 10/8/2026	3.68 to 3.71	52,400,000	51,878,408
US Treasury Bills 0% 11/12/2026	3.68 to 3.69	104,000,000	102,599,516
US Treasury Bills 0% 11/19/2026	3.68	100,000,000	98,584,125
US Treasury Bills 0% 11/27/2026	3.70 to 3.72	105,000,000	103,414,433
US Treasury Bills 0% 11/5/2026	3.68	53,000,000	52,325,030
US Treasury Bills 0% 12/10/2026	3.76	136,000,000	133,741,952
US Treasury Bills 0% 12/17/2026	3.75	100,000,000	98,272,444
US Treasury Bills 0% 12/24/2026	3.50 to 3.92	60,000,000	58,917,698
US Treasury Bills 0% 12/3/2026	3.73	50,000,000	49,211,007
US Treasury Bills 0% 12/31/2026	3.92	35,000,000	34,320,533
US Treasury Bills 0% 2/18/2027	3.57	9,000,000	8,799,900
US Treasury Bills 0% 3/18/2027	3.68	5,000,000	4,871,806
US Treasury Bills 0% 4/15/2027	3.71	9,000,000	8,742,240
US Treasury Bills 0% 7/14/2026	3.64	71,800,000	71,706,660
US Treasury Bills 0% 7/2/2026	3.60	43,500,000	43,495,674
US Treasury Bills 0% 7/21/2026	3.62 to 3.65	74,000,000	73,851,728
US Treasury Bills 0% 7/28/2026	3.66 to 3.68	105,000,000	104,713,758
US Treasury Bills 0% 7/30/2026	3.60	100,000,000	99,715,518
US Treasury Bills 0% 7/7/2026	3.64	19,000,000	18,988,600
US Treasury Bills 0% 7/9/2026	3.65 to 4.11	139,000,000	138,880,549
US Treasury Bills 0% 8/13/2026	3.67 to 3.69	4,000,000	3,982,543
US Treasury Bills 0% 8/18/2026	3.67 to 3.69	83,993,700	83,586,720
US Treasury Bills 0% 8/27/2026	3.59	30,000,000	29,832,325
US Treasury Bills 0% 8/6/2026	3.59 to 4.12	88,000,000	87,678,647
US Treasury Bills 0% 9/1/2026	3.69	16,000,000	15,899,581
US Treasury Bills 0% 9/17/2026	3.64 to 3.69	34,000,000	33,736,360
US Treasury Bills 0% 9/24/2026	3.70	47,600,000	47,192,028
US Treasury Bills 0% 9/29/2026	3.67 to 3.72	86,100,000	85,318,642
US Treasury Bills 0% 9/3/2026	3.60	97,200,000	96,589,152
US Treasury Bills 0% 9/8/2026	3.66	4,000,000	3,972,246
US Treasury Notes 0.5% 6/30/2027	3.96	9,000,000	8,698,910
US Treasury Notes 0.625% 3/31/2027	3.61	5,000,000	4,891,349
US Treasury Notes 0.625% 7/31/2026	3.64 to 4.08	40,000,000	39,895,684
US Treasury Notes 0.75% 8/31/2026	3.72 to 4.16	27,000,000	26,858,635
US Treasury Notes 0.875% 9/30/2026	3.75 to 3.85	7,000,000	6,949,933
US Treasury Notes 1.125% 10/31/2026	3.64	6,000,000	5,950,985
US Treasury Notes 1.125% 2/28/2027	3.61 to 3.74	4,000,000	3,934,045
US Treasury Notes 1.25% 11/30/2026	3.75	1,000,000	989,830
US Treasury Notes 1.25% 12/31/2026	3.64 to 3.75	12,000,000	11,854,781
US Treasury Notes 1.375% 8/31/2026	3.93	2,000,000	1,991,702
US Treasury Notes 1.5% 1/31/2027	3.56 to 3.77	16,000,000	15,809,695
US Treasury Notes 1.5% 8/15/2026	3.77 to 3.81	26,000,000	25,926,864
US Treasury Notes 1.625% 11/30/2026	3.75	2,000,000	1,982,707
US Treasury Notes 1.625% 9/30/2026	3.68 to 3.78	13,000,000	12,933,525
US Treasury Notes 1.875% 2/28/2027	3.57 to 3.78	59,000,000	58,302,822
US Treasury Notes 1.875% 7/31/2026	3.69 to 4.01	16,000,000	15,975,898
US Treasury Notes 2.25% 2/15/2027	3.59	7,000,000	6,942,952
US Treasury Notes 2.5% 3/31/2027	3.58 to 3.61	49,000,000	48,609,619
US Treasury Notes 2.75% 4/30/2027	3.79	5,000,000	4,958,159
US Treasury Notes 3 month U.S. Treasury Bill INDX + 0.099%, 3.8747% 1/31/2028 (e)(f)	3.87 to 3.88	81,700,000	81,695,969
US Treasury Notes 3 month U.S. Treasury Bill INDX + 0.103%, 3.8787% 4/30/2028 (e)(f)	3.88	89,400,000	89,417,004
US Treasury Notes 3 month U.S. Treasury Bill INDX + 0.19%, 3.9657% 10/31/2027 (e)(f)	3.96	39,000,000	39,011,161
US Treasury Notes 3 month U.S. Treasury Bill INDX + 0.205%, 3.9807% 10/31/2026 (e)(f)	3.98	22,000,000	22,004,177
US Treasury Notes 3.25% 6/30/2027	3.94	3,000,000	2,980,010
US Treasury Notes 3.5% 9/30/2026	3.76	3,000,000	2,998,109
US Treasury Notes 3.75% 4/30/2027	3.79 to 3.86	10,000,000	9,994,044
US Treasury Notes 3.75% 6/30/2027	3.94 to 4.01	26,000,000	25,941,703
US Treasury Notes 3.75% 8/31/2026	3.60 to 3.96	46,000,000	46,008,077
US Treasury Notes 3.875% 3/31/2027	3.58 to 3.75	42,000,000	42,076,648
US Treasury Notes 3.875% 5/31/2027	3.89	5,000,000	4,999,166
US Treasury Notes 4.125% 1/31/2027	3.57 to 3.78	36,000,000	36,101,935
US Treasury Notes 4.125% 10/31/2026	3.64 to 3.83	13,000,000	13,014,521
US Treasury Notes 4.125% 2/28/2027	3.58 to 3.84	72,000,000	72,189,098
US Treasury Notes 4.25% 11/30/2026	3.58 to 3.75	12,000,000	12,031,737
US Treasury Notes 4.25% 12/31/2026	3.56 to 3.76	29,000,000	29,092,239
US Treasury Notes 4.375% 12/15/2026	3.57	2,000,000	2,007,215
US Treasury Notes 4.375% 7/31/2026	3.73 to 4.08	42,000,000	42,019,453
US Treasury Notes 4.375% 8/15/2026	3.77 to 3.79	15,000,000	15,010,802
US Treasury Notes 4.5% 7/15/2026	3.63 to 3.74	5,000,000	5,001,525
US Treasury Notes 4.625% 6/15/2027	3.86 to 3.90	34,000,000	34,235,493
US Treasury Notes Inflation-Indexed 0.125% 7/15/2026	-5.30 to -3.60	88,915,840	89,092,134
TOTAL U.S. TREASURY OBLIGATIONS (Cost $3,363,137,151)			3,363,137,151

TOTAL INVESTMENT IN SECURITIES - 102.2% (Cost $10,703,097,778)	10,703,097,778
NET OTHER ASSETS (LIABILITIES) - (2.2)%	(227,607,413)
NET ASSETS - 100.0%	10,475,490,365

* Repurchase Agreements
Counterparty	Lending Rate (%)	Settlement Date	Maturity Date	Repurchase Agreement Value ($)	Repurchase Agreement Proceeds ($)	Collateralized By	Collateral Coupon (%)	Collateral Maturity Date	Collateral Value Received ($)
ABN AMRO Bank NV	3.66	6/2026	7/2026	14,000,000	14,001,423	Agency Mortgage-Backed Securities	3.00 - 6.50	8/2042 - 11/2055	14,281,452
ABN AMRO Bank NV	3.65	6/2026	7/2026	14,000,000	14,001,419	U.S. Treasuries (including strips)	0.63 - 4.25	8/2030 - 6/2031	14,281,495
BMO Capital Markets Corp	3.65	6/2026	7/2026	2,000,000	2,000,203	U.S. Treasuries (including strips)	3.75	1/2031	2,040,253
BMO Chicago Branch	3.70	6/2026	8/2026	10,000,000	10,062,695	Agency Mortgage-Backed Securities	5.00	11/2055	10,220,967
BMO Chicago Branch	3.69	6/2026	7/2026	8,000,000	8,027,060	Agency Mortgage-Backed Securities	5.00 - 5.50	3/2054 - 11/2055	8,170,874
Bank of Montreal	3.70	6/2026	7/2026	19,000,000	19,060,536	Agency Mortgage-Backed Securities	5.30	12/2028	19,381,993
Bank of Montreal	3.66	6/2026	7/2026	5,000,000	5,003,558	Agency Mortgage-Backed Securities	4.06 - 5.30	12/2028 - 11/2029	5,103,111
Bank of Montreal	3.72	6/2026	7/2026	8,000,000	8,024,800	Agency Mortgage-Backed Securities	5.30	12/2028	8,185,297
Bank of Montreal	3.65	6/2026	7/2026	8,000,000	8,005,678	Agency Mortgage-Backed Securities	5.30	12/2028	8,165,792
Barclays Bank PLC	3.66	6/2026	7/2026	4,000,000	4,000,407	Agency Collateralized Mortgage Obligation	1.00 - 4.75	10/2045 - 4/2056	4,120,419
BofA Securities, Inc.	3.63(b)	6/2026	9/2026	4,000,000	4,037,106	U.S. Treasuries (including strips)	0.00 - 3.93	11/2026 - 2/2031	4,091,532
BofA Securities, Inc.	3.64(b)	3/2026	7/2026	4,000,000	4,049,342	Agency Mortgage-Backed Securities	5.00 - 6.50	4/2053 - 4/2056	4,127,050
BofA Securities, Inc.	3.64(b)	3/2026	7/2026	4,000,000	4,049,342	Agency Mortgage-Backed Securities	3.00 - 6.00	12/2026 - 2/2056	4,128,301
Canadian Imperial Bank of Commerce	3.74	6/2026	7/2026	1,000,000	1,004,363	Agency Mortgage-Backed Securities	1.75 - 6.50	1/2032 - 8/2054	767,393
						U.S. Treasuries (including strips)	1.38 - 4.63	8/2026 - 11/2055	9,839
						Agency Collateralized Mortgage Obligation	2.00 - 6.50	10/2038 - 5/2073	258,205
									1,035,437
Canadian Imperial Bank of Commerce	3.65	6/2026	7/2026	7,000,000	7,029,808	U.S. Treasuries (including strips)	1.38 - 4.50	5/2029 - 8/2034	7,149,495
Canadian Imperial Bank of Commerce	3.65	6/2026	7/2026	13,000,000	13,018,453	U.S. Treasuries (including strips)	1.13 - 4.75	7/2026 - 2/2056	13,299,321
Citigroup Global Capital Markets Inc	3.68(b)	6/2026	8/2026	21,000,000	21,133,094	Agency Mortgage-Backed Securities	3.00 - 8.00	12/2028 - 12/2074	7,141,491
						Agency Debentures and Agency Strips	0.00 - 4.75	5/2027 - 3/2051	14,291,682
									21,433,173
Citigroup Global Capital Markets Inc	3.68(b)	6/2026	8/2026	21,000,000	21,133,094	Agency Mortgage-Backed Securities	4.00 - 7.00	12/2030 - 5/2065	14,459,379
						Agency Debentures and Agency Strips	0.00	10/2026 - 3/2049	7,008,852
									21,468,231
Citigroup Global Capital Markets Inc	3.68(b)	6/2026	7/2026	37,000,000	37,105,902	Agency Mortgage-Backed Securities	1.82 - 9.00	2/2028 - 3/2076	37,588,780
						Agency Debentures and Agency Strips	2.88	2/2027	259,356
									37,848,136
Citigroup Global Capital Markets Inc	3.67(b)	6/2026	7/2026	21,000,000	21,059,943	U.S. Treasuries (including strips)	4.25 - 5.50	8/2028 - 8/2035	21,481,297
Credit AG	3.65	6/2026	7/2026	6,000,000	6,017,642	U.S. Treasuries (including strips)	0.88 - 3.87	11/2027 - 5/2033	6,128,152
Credit AG	3.65	6/2026	7/2026	13,000,000	13,009,226	U.S. Treasuries (including strips)	1.13 - 4.13	8/2026 - 8/2052	13,269,429
Fixed Income Clearing Corp - BNYM	3.75	6/2026	7/2026	24,000,000	24,002,500	U.S. Treasuries (including strips)	4.50	11/2033	24,480,071
Fixed Income Clearing Corp - BONY	3.65	6/2026	7/2026	287,000,000	287,029,099	Agency Mortgage-Backed Securities	1.50 - 7.50	5/2027 - 6/2063	287,227,961
						U.S. Treasuries (including strips)	4.25 - 4.63	2/2028 - 11/2044	5,512,041
									292,740,002
Fixed Income Clearing Corp - Barclays	3.66	6/2026	7/2026	29,000,000	29,020,638	U.S. Treasuries (including strips)	0.00 - 2.75	9/2026 - 5/2029	29,583,034
Fixed Income Clearing Corp - Barclays	3.65	6/2026	7/2026	44,000,000	44,031,228	U.S. Treasuries (including strips)	2.88 - 4.75	7/2026 - 5/2052	44,884,554
Fixed Income Clearing Corp - Barclays	3.66	6/2026	7/2026	22,000,000	22,015,657	U.S. Treasuries (including strips)	2.75 - 4.25	2/2028 - 8/2054	22,442,338
Fixed Income Clearing Corp - Barclays	3.67	6/2026	7/2026	14,000,000	14,007,136	U.S. Treasuries (including strips)	1.25 - 5.00	8/2031 - 11/2054	14,281,502
Fixed Income Clearing Corp - Barclays	3.66	6/2026	7/2026	58,000,000	58,005,897	U.S. Treasuries (including strips)	0.00 - 4.13	9/2026 - 2/2027	59,166,088
Fixed Income Clearing Corp - Barclays	3.66	6/2026	7/2026	14,000,000	14,001,423	U.S. Treasuries (including strips)	0.00 - 3.88	11/2026 - 8/2031	14,281,511
Fixed Income Clearing Corp - Barclays	3.65	6/2026	7/2026	50,000,000	50,035,486	U.S. Treasuries (including strips)	1.25 - 5.00	6/2028 - 11/2048	51,005,171
Fixed Income Clearing Corp - CIBC	3.65	6/2026	7/2026	125,000,000	125,012,674	U.S. Treasuries (including strips)	4.13	4/2033	127,575,110
Fixed Income Clearing Corp - Citi	3.65	6/2026	7/2026	82,000,000	82,008,314	U.S. Treasuries (including strips)	3.38 - 3.88	5/2027 - 12/2027	83,648,557
Fixed Income Clearing Corp - Credit Agricole	3.68	6/2026	7/2026	72,000,000	72,007,360	U.S. Treasuries (including strips)	0.75 - 4.63	8/2026 - 2/2055	73,447,513
Fixed Income Clearing Corp - Credit Agricole	3.68	6/2026	7/2026	82,000,000	82,008,382	U.S. Treasuries (including strips)	4.00 - 4.25	1/2028 - 2/2030	84,903,587
Fixed Income Clearing Corp - Goldman	3.65	6/2026	7/2026	12,000,000	12,001,217	Agency Mortgage-Backed Securities	6.00	6/2056	12,241,242
Fixed Income Clearing Corp - Goldman	3.64	6/2026	7/2026	201,000,000	201,020,323	U.S. Treasuries (including strips)	4.63	2/2040	205,040,778
Fixed Income Clearing Corp - ING	3.71	6/2026	7/2026	21,000,000	21,090,895	Agency Mortgage-Backed Securities	2.00 - 6.50	12/2040 - 6/2056	21,422,208
Fixed Income Clearing Corp - ING	3.65	6/2026	7/2026	24,000,000	24,002,433	Agency Mortgage-Backed Securities	2.50 - 6.00	3/2034 - 2/2056	24,482,482
Fixed Income Clearing Corp - ING	3.64	6/2026	7/2026	4,676,000	4,676,473	U.S. Treasuries (including strips)	0.00 - 4.50	10/2026 - 5/2040	4,770,004
Fixed Income Clearing Corp - JP Morgan	3.70	6/2026	7/2026	8,000,000	8,000,822	Agency Mortgage-Backed Securities	3.00 - 8.00	6/2031 - 8/2056	8,160,839
Fixed Income Clearing Corp - JP Morgan	3.66	6/2026	7/2026	71,000,000	71,007,218	U.S. Treasuries (including strips)	3.50	2/2039	72,427,375
Fixed Income Clearing Corp - JP Morgan	3.65	6/2026	7/2026	85,000,000	85,008,618	U.S. Treasuries (including strips)	1.13 - 4.63	8/2026 - 2/2046	86,708,806
Fixed Income Clearing Corp - Mizuho	3.66	6/2026	7/2026	44,000,000	44,004,473	Agency Mortgage-Backed Securities	4.00 - 6.50	5/2047 - 7/2056	44,884,563
Fixed Income Clearing Corp - Mizuho	3.65	6/2026	7/2026	55,000,000	55,005,576	U.S. Treasuries (including strips)	0.00 - 4.13	9/2026 - 2/2036	56,105,751
Fixed Income Clearing Corp - Morgan Stanley	3.65	6/2026	7/2026	135,000,000	135,013,688	Agency Mortgage-Backed Securities	4.90 - 5.50	12/2055 - 4/2061	137,713,962
Fixed Income Clearing Corp - Morgan Stanley	3.65	6/2026	7/2026	4,000,000	4,000,406	U.S. Treasuries (including strips)	0.00 - 4.63	7/2026 - 8/2051	4,080,416
Fixed Income Clearing Corp - Morgan Stanley	3.65	6/2026	7/2026	119,000,000	119,012,065	Agency Mortgage-Backed Securities	2.00 - 8.00	7/2026 - 6/2056	121,392,307
Fixed Income Clearing Corp - Morgan Stanley	3.65	6/2026	7/2026	4,000,000	4,000,406	Agency Mortgage-Backed Securities	5.24	6/2056	4,080,414
Fixed Income Clearing Corp - Morgan Stanley	3.65	6/2026	7/2026	143,000,000	143,014,499	Agency Mortgage-Backed Securities	1.50 - 8.00	8/2028 - 6/2056	145,874,789
Fixed Income Clearing Corp - Morgan Stanley	3.65	6/2026	7/2026	151,000,000	151,015,310	Agency Mortgage-Backed Securities	2.00 - 7.00	4/2028 - 6/2056	154,035,616
Fixed Income Clearing Corp - Natixis	3.65	6/2026	7/2026	50,000,000	50,005,069	U.S. Treasuries (including strips)	3.25	6/2027	51,001,741
Fixed Income Clearing Corp - Natwest	3.65	6/2026	7/2026	1,000,000	1,000,101	U.S. Treasuries (including strips)	2.25	11/2027	1,020,198
Fixed Income Clearing Corp - Nomura	3.65	6/2026	7/2026	52,000,000	52,005,272	U.S. Treasuries (including strips)	1.00 - 4.38	8/2026 - 5/2033	53,045,444
Fixed Income Clearing Corp - Northern Trust	3.75	6/2026	7/2026	20,000,000	20,002,083	U.S. Treasuries (including strips)	4.63	2/2035	20,393,942
Fixed Income Clearing Corp - Northern Trust	3.66	6/2026	7/2026	14,000,000	14,001,423	U.S. Treasuries (including strips)	3.50	10/2027	14,285,692
Fixed Income Clearing Corp - State Street Bank	3.66	6/2026	7/2026	44,000,000	44,004,473	Agency Mortgage-Backed Securities	2.50 - 6.00	1/2047 - 6/2056	44,884,563
						U.S. Treasuries (including strips)	1.13	8/2028	1,020,047
									45,904,610
Fixed Income Clearing Corp - State Street Bank	3.66	6/2026	7/2026	40,000,000	40,004,067	U.S. Treasuries (including strips)	4.13	6/2028	40,800,016
Fixed Income Clearing Corp - State Street Bank	3.65	6/2026	7/2026	87,000,000	87,008,821	U.S. Treasuries (including strips)	4.63	9/2028	88,743,410
Fixed Income Clearing Corp - Wells Fargo Bank	3.74	6/2026	8/2026	8,000,000	8,045,711	U.S. Treasuries (including strips)	4.00	1/2033	8,160,916
Fixed Income Clearing Corp - Wells Fargo Bank	3.70	6/2026	8/2026	8,000,000	8,047,689	U.S. Treasuries (including strips)	4.00	1/2033	8,160,916
Fixed Income Clearing Corp - Wells Fargo Bank	3.66	6/2026	7/2026	12,000,000	12,031,720	U.S. Treasuries (including strips)	4.00	1/2033	12,241,324
Fixed Income Clearing Corp - Wells Fargo Bank	3.68	6/2026	7/2026	23,000,000	23,035,267	U.S. Treasuries (including strips)	1.13	2/2028	23,462,406
Fixed Income Clearing Corp - Wells Fargo Bank	3.67	6/2026	7/2026	7,000,000	7,004,995	U.S. Treasuries (including strips)	4.00	1/2033	7,140,789
Fixed Income Clearing Corp - Wells Fargo Bank	3.66	6/2026	7/2026	35,000,000	35,024,908	U.S. Treasuries (including strips)	4.25	6/2033	35,703,685
Fixed Income Clearing Corp - Wells Fargo Bank	3.65	6/2026	7/2026	38,000,000	38,003,853	U.S. Treasuries (including strips)	4.25	6/2033	38,763,972
Goldman Sachs & Co LLC	3.62(b)	6/2026	7/2026	15,000,000	15,045,250	U.S. Treasuries (including strips)	2.50 - 4.13	11/2032 - 2/2045	15,324,703
JP Morgan Securities, LLC	3.74(b)	6/2026	10/2026	13,000,000	13,162,067	Agency Collateralized Mortgage Obligation	5.00	3/2040 - 5/2056	2,837,192
						Agency Debentures and Agency Strips	5.00	3/2055	10,580,671
									13,417,863
JP Morgan Securities, LLC	3.64(b)	6/2026	7/2026	71,000,000	71,215,367	U.S. Treasuries (including strips)	0.63 - 4.63	5/2028 - 11/2045	72,427,327
JP Morgan Securities, LLC	3.64(b)	6/2026	7/2026	106,000,000	106,332,251	U.S. Treasuries (including strips)	0.00 - 4.63	8/2026 - 2/2053	108,245,252
JP Morgan Securities, LLC	3.64(b)	6/2026	7/2026	110,000,000	110,333,667	U.S. Treasuries (including strips)	0.63 - 4.63	7/2027 - 5/2049	112,300,965
JP Morgan Securities, LLC	3.65	6/2026	7/2026	36,000,000	36,003,650	Agency Mortgage-Backed Securities	3.00 - 5.50	12/2050 - 6/2056	36,723,723
Lloyds Bank Corp Mrkts	3.65	6/2026	7/2026	5,000,000	5,003,549	U.S. Treasuries (including strips)	1.38 - 4.88	3/2028 - 8/2051	5,130,763
Lloyds Bank PLC	3.77	6/2026	9/2026	2,000,000	2,018,407	U.S. Treasuries (including strips)	0.50 - 4.63	8/2027 - 2/2035	2,043,939
Lloyds Bank PLC	3.77	6/2026	9/2026	5,000,000	5,045,494	U.S. Treasuries (including strips)	0.63 - 4.63	5/2028 - 2/2035	5,109,696
Lloyds Bank PLC	3.70	5/2026	9/2026	5,000,000	5,049,847	U.S. Treasuries (including strips)	0.50 - 4.75	10/2026 - 5/2055	5,120,584
Lloyds Bank PLC	3.70	5/2026	8/2026	5,000,000	5,048,306	U.S. Treasuries (including strips)	0.50 - 4.63	7/2027 - 2/2035	5,125,875
Lloyds Bank PLC	3.70	5/2026	8/2026	5,000,000	5,047,278	U.S. Treasuries (including strips)	0.50 - 4.63	4/2027 - 2/2035	5,119,883
Lloyds Bank PLC	3.67	5/2026	8/2026	5,000,000	5,045,365	U.S. Treasuries (including strips)	0.50 - 6.75	8/2026 - 2/2035	5,123,167
Lloyds Bank PLC	3.70	5/2026	8/2026	7,000,000	7,066,188	U.S. Treasuries (including strips)	0.88 - 6.75	8/2026 - 2/2035	7,180,120
Lloyds Bank PLC	3.67	5/2026	8/2026	5,000,000	5,042,307	U.S. Treasuries (including strips)	0.50 - 4.63	8/2027 - 2/2034	5,129,469
Lloyds Bank PLC	3.71	5/2026	8/2026	5,000,000	5,047,406	U.S. Treasuries (including strips)	0.00 - 4.63	4/2027 - 2/2035	5,134,893
Lloyds Bank PLC	3.70	6/2026	7/2026	5,000,000	5,018,500	U.S. Treasuries (including strips)	0.63 - 4.75	7/2027 - 5/2055	5,107,680
Lloyds Bank PLC	3.72	4/2026	7/2026	2,000,000	2,018,807	U.S. Treasuries (including strips)	0.50 - 6.75	8/2026 - 5/2055	2,055,058
Lloyds Bank PLC	3.72	4/2026	7/2026	5,000,000	5,047,017	U.S. Treasuries (including strips)	0.63 - 4.75	11/2027 - 5/2055	5,140,124
Lloyds Bank PLC	3.72	4/2026	7/2026	5,000,000	5,043,341	U.S. Treasuries (including strips)	0.00 - 6.75	8/2026 - 8/2047	5,144,274
MUFG Securities EMEA PLC	3.65	5/2026	7/2026	21,000,000	21,132,009	U.S. Treasuries (including strips)	0.50 - 1.63	11/2026 - 5/2031	21,494,473
MUFG Securities EMEA PLC	3.65	6/2026	7/2026	18,000,000	18,001,825	U.S. Treasuries (including strips)	0.50 - 6.13	10/2026 - 4/2033	18,356,924
Mizuho Bank, Ltd.	3.66	6/2026	7/2026	7,000,000	7,000,712	U.S. Treasuries (including strips)	1.63	5/2031	7,150,565
NatWest Market Securities Inc	3.65	6/2026	7/2026	5,000,000	5,003,549	U.S. Treasuries (including strips)	2.25	11/2027	5,100,601
Norinchukin Bank	3.67	6/2026	7/2026	5,000,000	5,003,568	U.S. Treasuries (including strips)	3.88	8/2032	5,100,068
Norinchukin Bank	3.66	6/2026	7/2026	5,000,000	5,003,558	U.S. Treasuries (including strips)	4.13	5/2032	5,102,618
RBC Dominion Securities	3.68	4/2026	7/2026	41,000,000	41,393,964	Agency Mortgage-Backed Securities	2.50 - 7.00	11/2037 - 5/2056	38,220,158
						U.S. Treasuries (including strips)	0.00 - 4.38	4/2027 - 2/2049	3,908,091
									42,128,249
RBC Dominion Securities	3.66	6/2026	7/2026	22,000,000	22,093,940	U.S. Treasuries (including strips)	0.00 - 4.38	7/2026 - 8/2054	22,469,672
RBC Dominion Securities	3.66	6/2026	7/2026	26,000,000	26,089,873	U.S. Treasuries (including strips)	0.00 - 4.13	7/2026 - 5/2053	26,536,182
RBC Financial Group	3.69	4/2026	10/2026	19,000,000	19,299,915	Agency Mortgage-Backed Securities	2.00 - 6.50	5/2027 - 6/2056	3,376,817
						U.S. Treasuries (including strips)	0.00 - 3.88	8/2026 - 8/2055	16,153,027
									19,529,844
RBC Financial Group	3.66	6/2026	7/2026	18,000,000	18,056,730	U.S. Treasuries (including strips)	1.13 - 4.38	11/2026 - 8/2034	18,361,930
RBC Financial Group	3.68	5/2026	7/2026	8,000,000	8,073,600	Agency Mortgage-Backed Securities	6.50	10/2055	34,241
						U.S. Treasuries (including strips)	0.00 - 3.88	8/2026 - 8/2044	8,231,693
									8,265,934
RBC Financial Group	3.68	5/2026	7/2026	14,000,000	14,124,507	Agency Mortgage-Backed Securities	2.50 - 6.00	7/2027 - 6/2055	5,393,176
						U.S. Treasuries (including strips)	0.00 - 3.88	8/2026 - 2/2054	9,059,126
									14,452,302
RBC Financial Group	3.66	6/2026	7/2026	18,000,000	18,054,900	U.S. Treasuries (including strips)	0.50 - 4.75	11/2026 - 8/2055	18,501,829
RBC Financial Group	3.66	5/2026	7/2026	23,000,000	23,184,728	U.S. Treasuries (including strips)	0.00 - 4.75	7/2026 - 8/2055	23,579,410
RBC Financial Group	3.68	5/2026	7/2026	8,000,000	8,069,511	Agency Mortgage-Backed Securities	2.00 - 6.00	1/2052 - 12/2055	8,197,450
						U.S. Treasuries (including strips)	0.00 - 4.38	6/2027 - 11/2046	10,137
									8,207,587
RBC Financial Group	3.66	6/2026	7/2026	18,000,000	18,051,240	U.S. Treasuries (including strips)	0.75 - 4.38	8/2026 - 5/2032	18,361,885
RBC Financial Group	3.65	6/2026	7/2026	16,000,000	16,064,889	Agency Mortgage-Backed Securities	5.00 - 6.50	8/2052 - 10/2055	16,350
						U.S. Treasuries (including strips)	0.00 - 5.00	12/2026 - 5/2056	16,327,310
									16,343,660
Royal Bank of Canada	3.66	6/2026	7/2026	16,000,000	16,011,387	U.S. Treasuries (including strips)	1.13 - 4.25	2/2029 - 8/2040	16,321,682
SMBC Nikko Securities America Inc	3.65	6/2026	7/2026	27,000,000	27,002,738	U.S. Treasuries (including strips)	1.38 - 4.63	7/2026 - 11/2034	27,542,816
SMBC Nikko Securities America Inc	3.65	6/2026	7/2026	10,000,000	10,001,014	Agency Mortgage-Backed Securities	5.00 - 6.50	4/2034 - 7/2055	10,201,035
TD Securities (U.S.A.)	3.65	6/2026	7/2026	5,000,000	5,000,507	Agency Debentures and Agency Strips	5.35	11/2040	5,103,369
US Bancorp Inv	3.65	6/2026	7/2026	14,000,000	14,001,419	U.S. Treasuries (including strips)	0.00 - 3.88	7/2026 - 9/2032	14,327,353
Wells Fargo Bank NA	3.72	6/2026	9/2026	11,000,000	11,102,300	Agency Mortgage-Backed Securities	6.50	6/2055	11,242,029
Wells Fargo Bank NA	3.70	6/2026	9/2026	16,000,000	16,146,355	Agency Mortgage-Backed Securities	6.50	4/2054 - 6/2055	16,363,611
Wells Fargo Bank NA	3.66	6/2026	7/2026	5,000,000	5,003,050	U.S. Treasuries (including strips)	4.00	1/2033	5,100,535
Wells Fargo Bank NA	3.66	6/2026	7/2026	20,000,000	20,014,233	Agency Mortgage-Backed Securities	6.50	4/2054	20,412,444
Wells Fargo Securities, LLC	3.72	6/2026	9/2026	11,000,000	11,104,574	Agency Mortgage-Backed Securities	3.50 - 7.00	11/2048 - 1/2056	11,237,391
Wells Fargo Securities, LLC	3.72	6/2026	9/2026	53,000,000	53,503,854	Agency Mortgage-Backed Securities	5.00	4/2055	54,182,897
Wells Fargo Securities, LLC	3.70	6/2026	8/2026	14,000,000	14,129,500	Agency Mortgage-Backed Securities	5.00 - 6.00	9/2052 - 4/2056	14,322,563
Wells Fargo Securities, LLC	3.70	6/2026	7/2026	32,000,000	32,105,244	Agency Mortgage-Backed Securities	6.00	4/2056	32,683,611
Wells Fargo Securities, LLC	3.67	5/2026	7/2026	11,000,000	11,069,526	Agency Mortgage-Backed Securities	4.00	5/2052	11,269,185
Wells Fargo Securities, LLC	3.67	5/2026	7/2026	11,000,000	11,067,283	Agency Mortgage-Backed Securities	5.00	5/2056	11,270,329
Wells Fargo Securities, LLC	3.72	4/2026	7/2026	5,000,000	5,046,500	Agency Mortgage-Backed Securities	4.00	5/2052	5,144,796
Wells Fargo Securities, LLC	3.67	6/2026	7/2026	4,000,000	4,002,854	Agency Mortgage-Backed Securities	5.00	5/2056	4,082,912
Total Repurchase Agreements				3,641,676,000	3,647,770,182				3,720,058,507

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and / or subject to caps or floors. Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end. The maturity amount is based on the rate at period end.

(c)
Represents a forward settling transaction and therefore no collateral securities had been allocated as of period end. The agreement contemplated the delivery of U.S. Treasury Obligations as collateral on settlement date.

(d)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(e)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(f)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in these securities. For more information on valuation inputs, refer to the Investment Valuation section in the accompanying Notes to Financial Statements.
Other Information
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value ($)
$120,881,000 due 07/01/2026 at 3.65%
Bank of America NA	28,548,000
Bny Mellon Capital Market LLC	1,930,000
Rbc Dominion Securities Inc	15,860,000
Sumitomo Mitsui Banking Corp	74,543,000
120,881,000
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of June 30, 2026 (Unaudited)
Assets
Investment in securities, at value (including repurchase agreements of $3,974,557,000) - See accompanying schedule: Unaffiliated issuers (cost $10,703,097,778)		$10,703,097,778
Cash		42,023,620
Receivable for investments sold		39,756,302
Receivable for fund shares sold		35,844,560
Interest receivable		21,578,458
Total assets		10,842,300,718
Liabilities
Payable for investments purchased	$276,960,121
Payable for fund shares redeemed	87,301,563
Accrued management fee	2,134,429
Distribution and service plan fees payable	365,008
Other payables and accrued expenses	49,232
Total liabilities		366,810,353
Net Assets		$10,475,490,365
Net Assets consist of:
Paid in capital		$10,475,111,211
Total accumulated earnings (loss)		379,154
Net Assets		$10,475,490,365

Net Asset Value and Maximum Offering Price
Initial Class :
Net Asset Value, offering price and redemption price per share ($3,031,165,896 ÷ 3,031,500,789 shares)		$1.00
Service Class :
Net Asset Value, offering price and redemption price per share ($2,807,892,052 ÷ 2,807,986,126 shares)		$1.00
Service Class 2 :
Net Asset Value, offering price and redemption price per share ($631,877,383 ÷ 631,845,526 shares)		$1.00
Investor Class :
Net Asset Value, offering price and redemption price per share ($4,004,555,034 ÷ 4,003,590,328 shares)		$1.00
Statement of Operations
Six months ended June 30, 2026 (Unaudited)
Investment Income
Interest		$194,056,207
Expenses
Management fee	$12,823,758
Distribution and service plan fees	2,192,819
Custodian fees and expenses	53,537
Independent trustees' fees and expenses	10,477
Registration fees	89,892
Audit fees	25,310
Legal	10,032
Miscellaneous	11,620
Total expenses		15,217,445
Net Investment income (loss)		178,838,762
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	19,048
Total net realized gain (loss)		19,048
Net increase in net assets resulting from operations		$178,857,810
Statement of Changes in Net Assets

	Six months ended June 30, 2026 (Unaudited)	Year ended December 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$178,838,762	$400,423,043
Net realized gain (loss)	19,048	46,580
Net increase in net assets resulting from operations	178,857,810	400,469,623
Distributions to shareholders	(178,896,972)	(400,362,744)

Share transactions - net increase (decrease)	21,897,587	1,956,090,654
Total increase (decrease) in net assets	21,858,425	1,956,197,533

Net Assets
Beginning of period	10,453,631,940	8,497,434,407
End of period	$10,475,490,365	$10,453,631,940

Financial Highlights
VIP Government Money Market Portfolio Initial Class

	Six months ended June 30, 2026 (Unaudited)	Years ended December 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.017	.041	.050	.048	.014	- B
Net realized and unrealized gain (loss) B	-	-	-	-	-	-
Total from investment operations	.017	.041	.050	.048	.014	- B
Distributions from net investment income	(.017)	(.041)	(.050)	(.048)	(.014)	- B
Total distributions	(.017)	(.041)	(.050)	(.048)	(.014)	- B
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C,D,E	1.74%	4.13%	5.10%	4.89%	1.44%	.01%
Ratios to Average Net Assets A,F,G
Expenses before reductions	.24% H	.25%	.27%	.29%	.24%	.23%
Expenses net of fee waivers, if any	.24 % H	.25%	.27%	.29%	.22%	.08%
Expenses net of all reductions, if any	.24% H	.25%	.27%	.29%	.22%	.08%
Net investment income (loss)	3.48% H	4.05%	4.96%	4.83%	1.52%	.01%
Supplemental Data
Net assets, end of period (000 omitted)	$3,031,166	$3,126,380	$2,267,618	$2,594,542	$2,210,498	$1,477,559

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BAmount represents less than $.0005 per share.
CTotal returns for periods of less than one year are not annualized.
DTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
VIP Government Money Market Portfolio Service Class

	Six months ended June 30, 2026 (Unaudited)	Years ended December 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.017	.040	.049	.047	.013	- B
Net realized and unrealized gain (loss)	- B	- B	- B	- B	.001	- B
Total from investment operations	.017	.040	.049	.047	.014	- B
Distributions from net investment income	(.017)	(.040)	(.049)	(.047)	(.014)	- B
Total distributions	(.017)	(.040)	(.049)	(.047)	(.014)	- B
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C,D,E	1.69%	4.03%	5.00%	4.79%	1.36%	.01%
Ratios to Average Net Assets A,F,G
Expenses before reductions	.34% H	.35%	.37%	.39%	.34%	.33%
Expenses net of fee waivers, if any	.34 % H	.35%	.37%	.39%	.30%	.08%
Expenses net of all reductions, if any	.34% H	.35%	.37%	.39%	.29%	.08%
Net investment income (loss)	3.38% H	3.95%	4.85%	4.73%	1.44%	.01%
Supplemental Data
Net assets, end of period (000 omitted)	$2,807,892	$2,820,810	$2,492,449	$2,289,476	$1,796,084	$1,447,279

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BAmount represents less than $.0005 per share.
CTotal returns for periods of less than one year are not annualized.
DTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
VIP Government Money Market Portfolio Service Class 2

	Six months ended June 30, 2026 (Unaudited)	Years ended December 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.016	.038	.047	.045	.013	- B
Net realized and unrealized gain (loss) B	-	-	-	-	-	-
Total from investment operations	.016	.038	.047	.045	.013	- B
Distributions from net investment income	(.016)	(.038)	(.047)	(.045)	(.013)	- B
Total distributions	(.016)	(.038)	(.047)	(.045)	(.013)	- B
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C,D,E	1.62%	3.86%	4.84%	4.63%	1.26%	.01%
Ratios to Average Net Assets A,F,G
Expenses before reductions	.49% H	.50%	.52%	.54%	.49%	.48%
Expenses net of fee waivers, if any	.49 % H	.50%	.52%	.54%	.40%	.08%
Expenses net of all reductions, if any	.49% H	.50%	.52%	.54%	.40%	.08%
Net investment income (loss)	3.23% H	3.80%	4.70%	4.58%	1.34%	.01%
Supplemental Data
Net assets, end of period (000 omitted)	$631,877	$651,424	$401,835	$319,430	$238,428	$203,035

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BAmount represents less than $.0005 per share.
CTotal returns for periods of less than one year are not annualized.
DTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
VIP Government Money Market Portfolio Investor Class

	Six months ended June 30, 2026 (Unaudited)	Years ended December 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.017	.040	.050	.048	.014	- B
Net realized and unrealized gain (loss) B	-	-	-	-	-	-
Total from investment operations	.017	.040	.050	.048	.014	- B
Distributions from net investment income	(.017)	(.040)	(.050)	(.048)	(.014)	- B
Total distributions	(.017)	(.040)	(.050)	(.048)	(.014)	- B
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C,D,E	1.73%	4.10%	5.08%	4.87%	1.42%	.01%
Ratios to Average Net Assets A,F,G
Expenses before reductions	.27% H	.28%	.30%	.32%	.27%	.25%
Expenses net of fee waivers, if any	.27 % H	.28%	.30%	.31%	.24%	.08%
Expenses net of all reductions, if any	.27% H	.28%	.30%	.31%	.24%	.08%
Net investment income (loss)	3.46% H	4.02%	4.92%	4.81%	1.50%	.01%
Supplemental Data
Net assets, end of period (000 omitted)	$4,004,555	$3,855,017	$3,335,532	$3,016,743	$2,591,813	$1,970,069

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BAmount represents less than $.0005 per share.
CTotal returns for periods of less than one year are not annualized.
DTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
Notes to Financial Statements
 (Unaudited)
For the period ended June 30, 2026

1. Organization.
VIP Government Money Market Portfolio (the Fund) is a fund of Variable Insurance Products Fund V (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.
2. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's portfolio management team, part of the investment adviser, serves as the chief operating decision maker (CODM) and directs the Fund's investments in accordance with its investment objective and policies, with support from others responsible for oversight functions. The information reviewed by the CODM is consistent with the Fund's financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. The net asset value per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities for federal income tax purposes were as follows:

Gross unrealized appreciation	$-
Gross unrealized depreciation	-
Net unrealized appreciation (depreciation)	$-
Tax cost	$10,703,097,778

Repurchase Agreements. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, funds and other registered investment companies having management contracts with Fidelity Management and Research Company LLC, or its affiliates are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. Funds may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by cash or government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The collateral balance is monitored on a daily basis to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.
3. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

The Fund's management contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. The management fee is determined by calculating a basic fee and then adding an income-related fee. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Initial Class	.15
Service Class	.15
Service Class 2.15
Investor Class	.18

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. The income-related fee varies depending on the level of the Fund's monthly gross income from an annualized rate of .05% (at a fund annualized gross yield of 0%) to .27% (at a fund annualized gross yield of 15%) of the Fund's average net assets throughout the month. The income-related fee is proportionately added to a class's basic fee. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized income-related fee and management fee rates were as follows:

	Total Management Fee Rate %	Income-Related Fee $	Income-Related Fee Rate %
VIP Government Money Market Portfolio	-	4,407,109.08
Initial Class	.23
Service Class	.23
Service Class 2.23
Investor Class	.26

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services, were as follows:

Service Class	$1,399,403
Service Class 2	793,416
$2,192,819

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. During the period, there were no interfund trades.
4. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2026	Year ended December 31, 2025
VIP Government Money Market Portfolio
Distributions to shareholders
Initial Class	$54,999,052	$125,909,585
Service Class	46,992,077	107,468,662
Service Class 2	10,169,819	18,490,980
Investor Class	66,736,024	148,493,517
Total	$178,896,972	$400,362,744
5. Share Transactions.
Transactions for each class of shares at a $1.00 per share were as follows and may contain in-kind transactions:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2026	Year ended December 31, 2025	Six months ended June 30, 2026	Year ended December 31, 2025
VIP Government Money Market Portfolio
Initial Class
Shares sold	1,186,803,889	5,822,973,903	$1,186,803,889	$5,822,973,903
Reinvestment of distributions	54,983,441	125,760,212	54,983,441	125,760,212
Shares redeemed	(1,336,356,209)	(5,087,948,816)	(1,336,356,209)	(5,087,948,816)
Net increase (decrease)	(94,568,879)	860,785,299	$(94,568,879)	$860,785,299
Service Class
Shares sold	939,967,011	2,263,981,606	$939,967,011	$2,263,981,606
Reinvestment of distributions	46,992,077	107,462,514	46,992,077	107,462,514
Shares redeemed	(1,000,148,668)	(2,043,744,229)	(1,000,148,668)	(2,043,744,229)
Net increase (decrease)	(13,189,580)	327,699,891	$(13,189,580)	$327,699,891
Service Class 2
Shares sold	738,334,273	1,343,758,727	$738,334,273	$1,343,758,727
Reinvestment of distributions	10,169,819	18,486,281	10,169,819	18,486,281
Shares redeemed	(768,229,659)	(1,112,756,729)	(768,229,659)	(1,112,756,729)
Net increase (decrease)	(19,725,567)	249,488,279	$(19,725,567)	$249,488,279
Investor Class
Shares sold	445,108,271	1,067,336,386	$445,108,271	$1,067,380,127
Reinvestment of distributions	66,731,641	148,537,258	66,731,641	148,493,517
Shares redeemed	(362,458,299)	(697,756,459)	(362,458,299)	(697,756,459)
Net increase (decrease)	149,381,613	518,117,185	$149,381,613	$518,117,185
6. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% and certain otherwise unaffiliated shareholders were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %	Number ofUnaffiliated Shareholders	Unaffiliated Shareholders %
VIP Government Money Market Portfolio	40	1	15
7. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.705628.128
VIPMM-SANN-0826
Fidelity® Variable Insurance Products:

VIP FundsManager® 20% Portfolio
VIP FundsManager® 30% Portfolio
VIP FundsManager® 40% Portfolio
VIP FundsManager® 50% Portfolio
VIP FundsManager® 60% Portfolio
VIP FundsManager® 70% Portfolio
VIP FundsManager® 85% Portfolio

Semi-Annual Report
June 30, 2026

Contents

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
VIP FundsManager® 20% Portfolio
VIP FundsManager® 30% Portfolio
VIP FundsManager® 40% Portfolio
VIP FundsManager® 50% Portfolio
VIP FundsManager® 60% Portfolio
VIP FundsManager® 70% Portfolio
VIP FundsManager® 85% Portfolio
Notes to Financial Statements
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Item 9: Proxy Disclosures for Open-End Management Investment Companies
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Funds nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
VIP FundsManager® 20% Portfolio
Schedule of Investments June 30, 2026 (Unaudited)
Showing Percentage of Net Assets
Bond Funds - 46.7%
	Shares	Value ($)
Fidelity Floating Rate High Income Fund (b)	382,772	3,437,294
Fidelity High Income Fund (b)	636,958	5,191,209
Fidelity Inflation-Protected Bond Index Fund (b)	1,453,148	13,412,554
Fidelity Long-Term Treasury Bond Index Fund (b)	43,893	402,935
Fidelity Total Bond Fund (b)	15,775,438	150,813,189
VIP Investment Grade Bond II Portfolio - Investor Class (b)	15,820,408	150,768,493
TOTAL BOND FUNDS (Cost $328,718,597)		324,025,674

Domestic Equity Funds - 14.6%
	Shares	Value ($)
Fidelity Blue Chip Growth ETF (b)	38,805	2,410,178
Fidelity Commodity Strategy Fund (b)	84,841	9,524,288
Fidelity Contrafund (b)	94,531	2,533,426
Fidelity Fundamental Small-Mid Cap ETF (b)	68,394	2,613,335
Fidelity Hedged Equity Fund (b)	446,991	7,205,499
Fidelity Real Estate Investment Portfolio (b)	36,803	1,564,136
Fidelity Stock Selector Small Cap Fund (b)	117,464	6,133,977
VIP Stock Selector Portfolio - Investor Class (b)	3,953,785	65,830,527
VIP Value Strategies Portfolio - Investor Class (b)	173,141	3,424,720
TOTAL DOMESTIC EQUITY FUNDS (Cost $65,820,455)		101,240,086

International Equity Funds - 9.0%
	Shares	Value ($)
Fidelity Canada Fund (b)	29,686	2,428,336
Fidelity Emerging Markets Fund (b)	229,036	14,287,250
Fidelity Enhanced International ETF (b)	143,777	5,769,771
Fidelity Infrastructure Fund (b)	59,137	1,105,265
Fidelity International Capital Appreciation Fund (b)	156,067	6,259,836
Fidelity International Discovery Fund (b)	74,809	4,865,575
Fidelity International Small Cap Opportunities Fund (b)	90,690	2,091,321
Fidelity Japan Smaller Companies Fund (b)	104,304	2,190,378
Fidelity Overseas Fund (b)	169,696	13,227,821
Fidelity Total International Equity Fund (b)	389,538	6,606,561
iShares MSCI Canada ETF	60,891	3,509,757
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $40,428,122)		62,341,871

U.S. Treasury Obligations - 0.1%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 7/2/2026 (d)	3.63 to 3.64	100,000	99,990
US Treasury Bills 0% 8/13/2026 (d)	3.63	30,000	29,869
US Treasury Bills 0% 8/27/2026 (d)	3.62	20,000	19,884
US Treasury Bills 0% 8/6/2026 (d)	3.63	40,000	39,855
US Treasury Bills 0% 9/10/2026 (d)	3.67	40,000	39,712
US Treasury Bills 0% 9/17/2026 (d)	3.66 to 3.70	50,000	49,605
US Treasury Bills 0% 9/24/2026 (d)	3.72	50,000	49,568
US Treasury Bills 0% 9/3/2026 (d)	3.66	310,000	307,987
TOTAL U.S. TREASURY OBLIGATIONS (Cost $636,490)			636,470

Money Market Funds - 29.6%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e)	3.69	34,376,469	34,383,344
Fidelity Investments Money Market Government Portfolio - Institutional Class (b)(f)	3.57	170,646,530	170,646,530
TOTAL MONEY MARKET FUNDS (Cost $205,029,866)			205,029,874

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $640,633,530)	693,273,975
NET OTHER ASSETS (LIABILITIES) - 0.0%	78,620
NET ASSETS - 100.0%	693,352,595

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value and Unrealized Appreciation/ (Depreciation) ($)
LONG
CBOT 10Y US Treasury Notes Contracts (United States)	92	9/2026	10,097,000	52,911
CBOT US Treasury Ultra Bond Contracts (United States)	43	9/2026	4,969,188	130,283
ICE MSCI Emerging Markets Index Contracts (United States)	38	9/2026	3,338,870	(768)
TOTAL LONG				182,426

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Affiliated fund.
(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $636,470.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	The rate quoted is the annualized seven-day yield of the fund at period end.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	33,446,901	8,863,929	7,927,494	621,781	(33)	41	34,383,344	34,376,469	0.1%
Total	33,446,901	8,863,929	7,927,494	621,781	(33)	41	34,383,344

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Advisor International Capital Appreciation Fund	5,494,832	1,067,423	1,045,885	-	3,145	740,321	6,259,836	156,067
Fidelity Blue Chip Growth ETF	2,742,603	126,904	804,971	-	161,402	184,240	2,410,178	38,805
Fidelity Canada Fund	2,840,523	290,952	842,273	-	27,195	111,939	2,428,336	29,686
Fidelity Commodity Strategy Fund	5,472,160	4,023,271	499,314	-	10,570	517,601	9,524,288	84,841
Fidelity Contrafund	2,508,247	236,860	475,090	4,157	38,805	224,604	2,533,426	94,531
Fidelity Emerging Markets Fund	13,799,960	1,294,013	4,077,576	-	1,380,063	1,890,790	14,287,250	229,036
Fidelity Enhanced International ETF	4,444,945	1,811,323	952,657	92,922	6,482	459,678	5,769,771	143,777
Fidelity Enhanced Large Cap Core ETF	4,513,603	6,858,833	11,315,474	18,070	173,691	(230,653)	-	-
Fidelity Floating Rate High Income Fund	5,173,085	206,336	1,889,589	120,972	(63,447)	10,909	3,437,294	382,772
Fidelity Fundamental Small-Mid Cap ETF	2,529,255	146,315	626,924	5,546	91,816	472,873	2,613,335	68,394
Fidelity Hedged Equity Fund	8,773,501	-	2,092,323	-	84,225	440,096	7,205,499	446,991
Fidelity High Income Fund	10,426,969	378,332	5,677,660	210,520	281,578	(218,010)	5,191,209	636,958
Fidelity Inflation-Protected Bond Index Fund	12,942,460	1,139,684	831,789	1,394	2,261	159,938	13,412,554	1,453,148
Fidelity Infrastructure Fund	991,202	1,181	-	1,181	-	112,882	1,105,265	59,137
Fidelity International Discovery Fund	4,324,037	898,536	1,000,040	-	35,204	607,838	4,865,575	74,809
Fidelity International Small Cap Opportunities Fund	2,210,424	219,036	472,954	-	22,648	112,167	2,091,321	90,690
Fidelity Investments Money Market Government Portfolio - Institutional Class	163,400,654	29,315,589	22,069,713	2,942,800	-	-	170,646,530	170,646,530
Fidelity Japan Smaller Companies Fund	1,750,216	-	-	-	-	440,162	2,190,378	104,304
Fidelity Long-Term Treasury Bond Index Fund	395,809	16,100	4,326	7,935	24	(4,672)	402,935	43,893
Fidelity Overseas Fund	17,050,922	1,615,091	6,718,023	-	1,285,482	(5,651)	13,227,821	169,696
Fidelity Real Estate Investment Portfolio	1,434,672	39,596	85,775	6,929	221	175,422	1,564,136	36,803
Fidelity Stock Selector Small Cap Fund	5,777,404	235,353	1,130,519	-	163,483	1,088,256	6,133,977	117,464
Fidelity Total Bond Fund	151,190,081	11,885,908	10,567,029	3,101,231	(10,935)	(1,684,836)	150,813,189	15,775,438
Fidelity Total International Equity Fund	5,652,105	1,262,212	1,143,342	-	36,057	799,529	6,606,561	389,538
VIP Investment Grade Bond II Portfolio - Investor Class	151,125,182	8,845,128	10,177,668	47,270	(146,459)	1,122,310	150,768,493	15,820,408
VIP Stock Selector Portfolio - Investor Class	65,920,704	4,910,283	15,180,528	-	3,473,699	6,706,369	65,830,527	3,953,785
VIP Value Strategies Portfolio - Investor Class	3,065,221	202,399	611,370	-	78,264	690,206	3,424,720	173,141
	655,950,776	77,026,658	100,292,812	6,560,927	7,135,474	14,924,308	654,744,404

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	324,025,674	324,025,674	-	-

Domestic Equity Funds	101,240,086	101,240,086	-	-

International Equity Funds	62,341,871	62,341,871	-	-

U.S. Treasury Obligations	636,470	-	636,470	-

Money Market Funds	205,029,874	205,029,874	-	-
Total Investments in Securities:	693,273,975	692,637,505	636,470	-
Derivative Instruments:

Assets
Futures Contracts	183,194	183,194	-	-
Total Assets	183,194	183,194	-	-

Liabilities
Futures Contracts	(768)	(768)	-	-
Total Liabilities	(768)	(768)	-	-
Total Derivative Instruments:	182,426	182,426	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2026. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	-	(768)
Total Equity Risk	-	(768)
Interest Rate Risk
Futures Contracts (a)	183,194	-
Total Interest Rate Risk	183,194	-
Total Value of Derivatives	183,194	(768)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
VIP FundsManager® 20% Portfolio
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of June 30, 2026 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $4,186,067)	$4,146,227
Fidelity Central Funds (cost $34,383,336)	34,383,344
Other affiliated issuers (cost $602,064,127)	654,744,404

Total Investment in Securities (cost $640,633,530)		$693,273,975
Cash		32,880
Receivable for investments sold		7,273,661
Receivable for fund shares sold		319
Distributions receivable from Fidelity Central Funds		103,315
Total assets		700,684,150
Liabilities
Payable for investments purchased	$6,707,573
Payable for fund shares redeemed	513,916
Accrued management fee	57,746
Distribution and service plan fees payable	1,979
Payable for variation margin on futures contracts	50,341
Total liabilities		7,331,555
Net Assets		$693,352,595
Net Assets consist of:
Paid in capital		$645,283,741
Total accumulated earnings (loss)		48,068,854
Net Assets		$693,352,595

Net Asset Value and Maximum Offering Price
Service Class :
Net Asset Value, offering price and redemption price per share ($63,794 ÷ 5,452 shares)		$11.70
Service Class 2 :
Net Asset Value, offering price and redemption price per share ($15,826,828 ÷ 1,359,431 shares)		$11.64
Investor Class :
Net Asset Value, offering price and redemption price per share ($677,461,973 ÷ 57,959,719 shares)		$11.69
Statement of Operations
Six months ended June 30, 2026 (Unaudited)
Investment Income
Dividends:
Unaffiliated issuers		$16,774
Affiliated issuers		6,556,770
Interest		11,955
Income from Fidelity Central Funds		621,781
Total income		7,207,280
Expenses
Management fee	$516,943
Distribution and service plan fees	19,748
Independent trustees' fees and expenses	686
Total expenses before reductions	537,377
Expense reductions	(180,956)
Total expenses after reductions		356,421
Net Investment income (loss)		6,850,859
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(6)
Fidelity Central Funds	(33)
Other affiliated issuers	7,135,474
Futures contracts	710,914
Capital gain distributions from underlying funds:
Affiliated issuers	4,157
Total net realized gain (loss)		7,850,506
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(39,972)
Fidelity Central Funds	41
Other affiliated issuers	14,924,308
Futures contracts	22,657
Total change in net unrealized appreciation (depreciation)		14,907,034
Net gain (loss)		22,757,540
Net increase (decrease) in net assets resulting from operations		$29,608,399
Statement of Changes in Net Assets

	Six months ended June 30, 2026 (Unaudited)	Year ended December 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$6,850,859	$23,461,546
Net realized gain (loss)	7,850,506	11,388,068
Change in net unrealized appreciation (depreciation)	14,907,034	24,835,778
Net increase (decrease) in net assets resulting from operations	29,608,399	59,685,392
Distributions to shareholders	(121,067)	(24,583,977)

Share transactions - net increase (decrease)	(26,077,184)	(23,136,197)
Total increase (decrease) in net assets	3,410,148	11,965,218

Net Assets
Beginning of period	689,942,447	677,977,229
End of period	$693,352,595	$689,942,447

Financial Highlights
VIP FundsManager® 20% Portfolio Service Class

	Six months ended June 30, 2026 (Unaudited)	Years ended December 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$11.21	$10.65	$10.47	$10.05	$12.18	$11.89
Income from Investment Operations
Net investment income (loss) A,B	.11	.38	.38	.35	.24	.14
Net realized and unrealized gain (loss)	.38	.59	.20	.47	(1.35)	.30
Total from investment operations	.49	.97	.58	.82	(1.11)	.44
Distributions from net investment income	- C	(.41)	(.40)	(.40)	(.25)	(.13)
Distributions from net realized gain	-	-	-	-	(.77)	(.03)
Total distributions	- C	(.41)	(.40)	(.40)	(1.02)	(.15) D
Net asset value, end of period	$11.70	$11.21	$10.65	$10.47	$10.05	$12.18
Total Return E,F,G	4.39%	9.13%	5.52%	8.15%	(9.59)%	3.74%
Ratios to Average Net Assets B,H,I
Expenses before reductions	.25% J	.25%	.25%	.25%	.30%	.35%
Expenses net of fee waivers, if any	.10 % J	.10%	.10%	.10%	.15%	.20%
Expenses net of all reductions, if any	.10% J	.10%	.10%	.10%	.15%	.20%
Net investment income (loss)	1.99% J	3.46%	3.53%	3.37%	2.24%	1.12%
Supplemental Data
Net assets, end of period (000 omitted)	$64	$61	$59	$59	$54	$63
Portfolio turnover rate K	25 % J	32%	19%	14%	70% L	45% L

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
LPortfolio turnover rate excludes securities received or delivered in-kind.
VIP FundsManager® 20% Portfolio Service Class 2

	Six months ended June 30, 2026 (Unaudited)	Years ended December 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$11.17	$10.61	$10.43	$10.02	$12.14	$11.86
Income from Investment Operations
Net investment income (loss) A,B	.10	.37	.36	.33	.22	.12
Net realized and unrealized gain (loss)	.37	.59	.20	.46	(1.34)	.30
Total from investment operations	.47	.96	.56	.79	(1.12)	.42
Distributions from net investment income	- C	(.40)	(.38)	(.38)	(.23)	(.11)
Distributions from net realized gain	-	-	-	-	(.77)	(.03)
Total distributions	- C	(.40)	(.38)	(.38)	(1.00)	(.14)
Net asset value, end of period	$11.64	$11.17	$10.61	$10.43	$10.02	$12.14
Total Return D,E,F	4.23%	9.03%	5.39%	7.91%	(9.67)%	3.52%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.40% I	.40%	.40%	.40%	.44%	.50%
Expenses net of fee waivers, if any	.25 % I	.25%	.25%	.25%	.29%	.35%
Expenses net of all reductions, if any	.25% I	.25%	.25%	.25%	.29%	.35%
Net investment income (loss)	1.84% I	3.31%	3.38%	3.22%	2.09%	.97%
Supplemental Data
Net assets, end of period (000 omitted)	$15,827	$15,069	$12,302	$11,585	$11,376	$10,257
Portfolio turnover rate J	25 % I	32%	19%	14%	70% K	45% K

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal returns for periods of less than one year are not annualized.
ETotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
VIP FundsManager® 20% Portfolio Investor Class

	Six months ended June 30, 2026 (Unaudited)	Years ended December 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$11.20	$10.64	$10.46	$10.04	$12.17	$11.89
Income from Investment Operations
Net investment income (loss) A,B	.11	.38	.38	.35	.24	.14
Net realized and unrealized gain (loss)	.38	.59	.20	.47	(1.35)	.29
Total from investment operations	.49	.97	.58	.82	(1.11)	.43
Distributions from net investment income	- C	(.41)	(.40)	(.40)	(.25)	(.13)
Distributions from net realized gain	-	-	-	-	(.77)	(.03)
Total distributions	- C	(.41)	(.40)	(.40)	(1.02)	(.15) D
Net asset value, end of period	$11.69	$11.20	$10.64	$10.46	$10.04	$12.17
Total Return E,F,G	4.39%	9.14%	5.53%	8.15%	(9.60)%	3.65%
Ratios to Average Net Assets B,H,I
Expenses before reductions	.15% J	.15%	.15%	.15%	.19%	.25%
Expenses net of fee waivers, if any	.10 % J	.10%	.10%	.10%	.14%	.20%
Expenses net of all reductions, if any	.10% J	.10%	.10%	.10%	.14%	.20%
Net investment income (loss)	1.99% J	3.46%	3.53%	3.37%	2.24%	1.12%
Supplemental Data
Net assets, end of period (000 omitted)	$677,462	$674,812	$665,616	$728,105	$800,844	$986,076
Portfolio turnover rate K	25 % J	32%	19%	14%	70% L	45% L

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
LPortfolio turnover rate excludes securities received or delivered in-kind.
VIP FundsManager® 30% Portfolio
Schedule of Investments June 30, 2026 (Unaudited)
Showing Percentage of Net Assets
Bond Funds - 47.1%
	Shares	Value ($)
Fidelity Floating Rate High Income Fund (b)	23,428	210,383
Fidelity High Income Fund (b)	39,275	320,088
Fidelity Inflation-Protected Bond Index Fund (b)	88,562	817,426
Fidelity Long-Term Treasury Bond Index Fund (b)	2,421	22,224
Fidelity Total Bond Fund (b)	981,496	9,383,099
VIP Investment Grade Bond II Portfolio - Investor Class (b)	984,285	9,380,237
TOTAL BOND FUNDS (Cost $19,998,506)		20,133,457

Domestic Equity Funds - 20.8%
	Shares	Value ($)
Fidelity Blue Chip Growth ETF (b)	3,496	217,136
Fidelity Commodity Strategy Fund (b)	5,160	579,215
Fidelity Contrafund (b)	8,812	236,174
Fidelity Fundamental Small-Mid Cap ETF (b)	6,155	235,183
Fidelity Hedged Equity Fund (b)	28,070	452,481
Fidelity Real Estate Investment Portfolio (b)	2,248	95,541
Fidelity Stock Selector Small Cap Fund (b)	10,952	571,922
VIP Stock Selector Portfolio - Investor Class (b)	371,237	6,181,090
VIP Value Strategies Portfolio - Investor Class (b)	16,142	319,287
TOTAL DOMESTIC EQUITY FUNDS (Cost $6,687,471)		8,888,029

International Equity Funds - 13.3%
	Shares	Value ($)
Fidelity Canada Fund (b)	2,846	232,798
Fidelity Emerging Markets Fund (b)	24,545	1,531,122
Fidelity Enhanced International ETF (b)	13,324	534,692
Fidelity Infrastructure Fund (b)	1,346	25,158
Fidelity International Capital Appreciation Fund (b)	14,419	578,362
Fidelity International Discovery Fund (b)	6,918	449,928
Fidelity International Small Cap Opportunities Fund (b)	8,305	191,521
Fidelity Japan Smaller Companies Fund (b)	5,921	124,343
Fidelity Overseas Fund (b)	15,703	1,224,026
Fidelity Total International Equity Fund (b)	35,994	610,459
iShares MSCI Canada ETF	3,389	195,341
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $4,598,592)		5,697,750

U.S. Treasury Obligations - 0.1%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 7/16/2026 (d) (Cost $39,940)	3.65	40,000	39,940

Money Market Funds - 18.6%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e)	3.69	1,980,744	1,981,141
Fidelity Investments Money Market Government Portfolio - Institutional Class (b)(f)	3.57	5,979,847	5,979,847
TOTAL MONEY MARKET FUNDS (Cost $7,960,988)			7,960,988

TOTAL INVESTMENT IN SECURITIES - 99.9% (Cost $39,285,497)	42,720,164
NET OTHER ASSETS (LIABILITIES) - 0.1%	22,653
NET ASSETS - 100.0%	42,742,817

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value and Unrealized Appreciation/ (Depreciation) ($)
LONG
CBOT 10Y US Treasury Notes Contracts (United States)	5	9/2026	548,750	3,077
CBOT US Treasury Ultra Bond Contracts (United States)	2	9/2026	231,125	6,060
TOTAL LONG				9,137

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Affiliated fund.
(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $39,940.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	The rate quoted is the annualized seven-day yield of the fund at period end.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	1,385,718	786,912	191,489	31,040	(5)	5	1,981,141	1,980,744	0.0%
Total	1,385,718	786,912	191,489	31,040	(5)	5	1,981,141

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Advisor International Capital Appreciation Fund	334,174	264,982	80,163	-	429	58,940	578,362	14,419
Fidelity Blue Chip Growth ETF	169,291	42,211	23,644	-	1,770	27,508	217,136	3,496
Fidelity Canada Fund	179,225	120,270	75,217	-	439	8,081	232,798	2,846
Fidelity Commodity Strategy Fund	219,463	372,213	27,913	-	(610)	16,062	579,215	5,160
Fidelity Contrafund	156,063	88,081	29,998	275	230	21,798	236,174	8,812
Fidelity Emerging Markets Fund	1,096,815	579,668	430,540	-	(10,535)	295,714	1,531,122	24,545
Fidelity Enhanced International ETF	540,506	348,708	386,678	10,251	(1,119)	33,275	534,692	13,324
Fidelity Enhanced Large Cap Core ETF	36,796	408,130	446,182	851	1,482	(226)	-	-
Fidelity Floating Rate High Income Fund	205,083	83,352	75,683	6,094	(1,305)	(1,064)	210,383	23,428
Fidelity Fundamental Small-Mid Cap ETF	155,752	41,209	4,482	472	274	42,430	235,183	6,155
Fidelity Hedged Equity Fund	353,996	169,503	100,039	-	(3,322)	32,343	452,481	28,070
Fidelity High Income Fund	422,261	161,232	266,163	10,623	4,373	(1,615)	320,088	39,275
Fidelity Inflation-Protected Bond Index Fund	524,152	327,293	40,798	74	(192)	6,971	817,426	88,562
Fidelity Infrastructure Fund	22,561	28	-	27	-	2,569	25,158	1,346
Fidelity International Discovery Fund	259,688	218,062	76,832	-	197	48,813	449,928	6,918
Fidelity International Small Cap Opportunities Fund	133,692	83,034	34,295	-	(53)	9,143	191,521	8,305
Fidelity Investments Money Market Government Portfolio - Institutional Class	3,184,623	3,172,821	377,597	80,908	-	-	5,979,847	5,979,847
Fidelity Japan Smaller Companies Fund	71,171	37,092	5,168	-	59	21,189	124,343	5,921
Fidelity Long-Term Treasury Bond Index Fund	14,716	7,786	-	368	-	(278)	22,224	2,421
Fidelity Overseas Fund	1,040,946	704,510	617,230	-	19,752	76,048	1,224,026	15,703
Fidelity Real Estate Investment Portfolio	61,082	30,086	4,135	411	157	8,351	95,541	2,248
Fidelity Stock Selector Small Cap Fund	363,271	191,699	80,570	-	222	97,300	571,922	10,952
Fidelity Total Bond Fund	6,160,631	3,893,315	569,663	160,521	(4,684)	(96,500)	9,383,099	981,496
Fidelity Total International Equity Fund	343,523	291,035	84,667	-	(1,360)	61,928	610,459	35,994
VIP Investment Grade Bond II Portfolio - Investor Class	6,159,755	3,736,279	553,357	2,036	(7,194)	44,754	9,380,237	984,285
VIP Stock Selector Portfolio - Investor Class	4,156,575	2,401,914	1,208,953	-	16,055	815,499	6,181,090	371,237
VIP Value Strategies Portfolio - Investor Class	195,577	108,404	42,644	-	712	57,238	319,287	16,142
	26,561,388	17,882,917	5,642,611	272,911	15,777	1,686,271	40,503,742

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	20,133,457	20,133,457	-	-

Domestic Equity Funds	8,888,029	8,888,029	-	-

International Equity Funds	5,697,750	5,697,750	-	-

U.S. Treasury Obligations	39,940	-	39,940	-

Money Market Funds	7,960,988	7,960,988	-	-
Total Investments in Securities:	42,720,164	42,680,224	39,940	-
Derivative Instruments:

Assets
Futures Contracts	9,137	9,137	-	-
Total Assets	9,137	9,137	-	-
Total Derivative Instruments:	9,137	9,137	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2026. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Interest Rate Risk
Futures Contracts (a)	9,137	-
Total Interest Rate Risk	9,137	-
Total Value of Derivatives	9,137	-

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
VIP FundsManager® 30% Portfolio
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of June 30, 2026 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $237,402)	$235,281
Fidelity Central Funds (cost $1,981,141)	1,981,141
Other affiliated issuers (cost $37,066,954)	40,503,742

Total Investment in Securities (cost $39,285,497)		$42,720,164
Cash		9,710
Receivable for investments sold		409,836
Receivable for fund shares sold		241,713
Distributions receivable from Fidelity Central Funds		5,915
Total assets		43,387,338
Liabilities
Payable for investments purchased	$636,086
Payable for fund shares redeemed	15
Accrued management fee	3,495
Distribution and service plan fees payable	50
Payable for variation margin on futures contracts	4,875
Total liabilities		644,521
Net Assets		$42,742,817
Net Assets consist of:
Paid in capital		$39,100,483
Total accumulated earnings (loss)		3,642,334
Net Assets		$42,742,817

Net Asset Value and Maximum Offering Price
Service Class :
Net Asset Value, offering price and redemption price per share ($399,475 ÷ 33,300 shares)		$12.00
Service Class 2 :
Net Asset Value, offering price and redemption price per share ($399,088 ÷ 33,300 shares)		$11.98
Investor Class :
Net Asset Value, offering price and redemption price per share ($41,944,254 ÷ 3,496,925 shares)		$11.99
Statement of Operations
Six months ended June 30, 2026 (Unaudited)
Investment Income
Dividends:
Unaffiliated issuers		$933
Affiliated issuers		272,636
Interest		512
Income from Fidelity Central Funds		31,040
Total income		305,121
Expenses
Management fee	$26,640
Distribution and service plan fees	679
Independent trustees' fees and expenses	32
Total expenses before reductions	27,351
Expense reductions	(9,829)
Total expenses after reductions		17,522
Net Investment income (loss)		287,599
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(4)
Fidelity Central Funds	(5)
Other affiliated issuers	15,777
Futures contracts	(19,095)
Capital gain distributions from underlying funds:
Affiliated issuers	275
Total net realized gain (loss)		(3,052)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(2,125)
Fidelity Central Funds	5
Other affiliated issuers	1,686,271
Futures contracts	10,221
Total change in net unrealized appreciation (depreciation)		1,694,372
Net gain (loss)		1,691,320
Net increase (decrease) in net assets resulting from operations		$1,978,919
Statement of Changes in Net Assets

	Six months ended June 30, 2026 (Unaudited)	Year ended December 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$287,599	$734,419
Net realized gain (loss)	(3,052)	179,914
Change in net unrealized appreciation (depreciation)	1,694,372	1,360,342
Net increase (decrease) in net assets resulting from operations	1,978,919	2,274,675
Distributions to shareholders	(97,093)	(900,465)

Share transactions - net increase (decrease)	12,883,407	11,863,191
Total increase (decrease) in net assets	14,765,233	13,237,401

Net Assets
Beginning of period	27,977,584	14,740,183
End of period	$42,742,817	$27,977,584

Financial Highlights
VIP FundsManager® 30% Portfolio Service Class

	Six months ended June 30, 2026 (Unaudited)	Years ended December 31, 2025	2024	2023 A
Selected Per-Share Data
Net asset value, beginning of period	$11.38	$10.61	$10.27	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.09	.37	.38	.36
Net realized and unrealized gain (loss)	.57	.78	.28	.12
Total from investment operations	.66	1.15	.66	.48
Distributions from net investment income	- D	(.31)	(.29)	(.21)
Distributions from net realized gain	(.04)	(.07)	(.03)	-
Total distributions	(.04)	(.38)	(.32)	(.21)
Net asset value, end of period	$12.00	$11.38	$10.61	$10.27
Total Return E,F,G	5.79%	10.86%	6.42%	4.80%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.25% J	.25%	.25%	.25% J
Expenses net of fee waivers, if any	.10 % J	.10%	.10%	.10% J
Expenses net of all reductions, if any	.10% J	.10%	.09%	.09% J
Net investment income (loss)	1.62% J	3.33%	3.60%	5.05% J
Supplemental Data
Net assets, end of period (000 omitted)	$399	$379	$353	$342
Portfolio turnover rate K	33 % J	48%	33%	29% J

AFor the period April 13, 2023 (commencement of operations) through December 31, 2023.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DAmount represents less than $.005 per share.
ETotal returns for periods of less than one year are not annualized.
FTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP FundsManager® 30% Portfolio Service Class 2

	Six months ended June 30, 2026 (Unaudited)	Years ended December 31, 2025	2024	2023 A
Selected Per-Share Data
Net asset value, beginning of period	$11.38	$10.61	$10.27	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.09	.35	.37	.35
Net realized and unrealized gain (loss)	.55	.79	.27	.12
Total from investment operations	.64	1.14	.64	.47
Distributions from net investment income	- D	(.29)	(.27)	(.20)
Distributions from net realized gain	(.04)	(.07)	(.03)	-
Total distributions	(.04)	(.37) E	(.30)	(.20)
Net asset value, end of period	$11.98	$11.38	$10.61	$10.27
Total Return F,G,H	5.62%	10.71%	6.26%	4.69%
Ratios to Average Net Assets C,I,J
Expenses before reductions	.40% K	.40%	.40%	.40% K
Expenses net of fee waivers, if any	.25 % K	.25%	.25%	.25% K
Expenses net of all reductions, if any	.25% K	.25%	.24%	.24% K
Net investment income (loss)	1.47% K	3.18%	3.45%	4.90% K
Supplemental Data
Net assets, end of period (000 omitted)	$399	$379	$353	$342
Portfolio turnover rate L	33 % K	48%	33%	29% K

AFor the period April 13, 2023 (commencement of operations) through December 31, 2023.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DAmount represents less than $.005 per share.
ETotal distributions per share do not sum due to rounding.
FTotal returns for periods of less than one year are not annualized.
GTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
HTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
IFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
KAnnualized.
LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP FundsManager® 30% Portfolio Investor Class

	Six months ended June 30, 2026 (Unaudited)	Years ended December 31, 2025	2024	2023 A
Selected Per-Share Data
Net asset value, beginning of period	$11.38	$10.61	$10.27	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.09	.37	.39	.36
Net realized and unrealized gain (loss)	.56	.78	.27	.12
Total from investment operations	.65	1.15	.66	.48
Distributions from net investment income	- D	(.31)	(.29)	(.21)
Distributions from net realized gain	(.04)	(.07)	(.03)	-
Total distributions	(.04)	(.38)	(.32)	(.21)
Net asset value, end of period	$11.99	$11.38	$10.61	$10.27
Total Return E,F,G	5.71%	10.86%	6.42%	4.80%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.15% J	.15%	.15%	.15% J
Expenses net of fee waivers, if any	.10 % J	.10%	.10%	.10% J
Expenses net of all reductions, if any	.10% J	.10%	.09%	.09% J
Net investment income (loss)	1.62% J	3.33%	3.60%	5.05% J
Supplemental Data
Net assets, end of period (000 omitted)	$41,944	$27,220	$14,033	$5,523
Portfolio turnover rate K	33 % J	48%	33%	29% J

AFor the period April 13, 2023 (commencement of operations) through December 31, 2023.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DAmount represents less than $.005 per share.
ETotal returns for periods of less than one year are not annualized.
FTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP FundsManager® 40% Portfolio
Schedule of Investments June 30, 2026 (Unaudited)
Showing Percentage of Net Assets
Bond Funds - 41.9%
	Shares	Value ($)
Fidelity Floating Rate High Income Fund (b)	39,184	351,873
Fidelity High Income Fund (b)	66,315	540,467
Fidelity Inflation-Protected Bond Index Fund (b)	151,604	1,399,303
Fidelity Long-Term Treasury Bond Index Fund (b)	3,685	33,829
Fidelity Total Bond Fund (b)	1,461,088	13,968,000
VIP Investment Grade Bond II Portfolio - Investor Class (b)	1,465,269	13,964,016
TOTAL BOND FUNDS (Cost $30,157,693)		30,257,488

Domestic Equity Funds - 26.8%
	Shares	Value ($)
Fidelity Blue Chip Growth ETF (b)	8,047	499,799
Fidelity Commodity Strategy Fund (b)	8,575	962,632
Fidelity Contrafund (b)	19,862	532,300
Fidelity Fundamental Small-Mid Cap ETF (b)	14,171	541,474
Fidelity Hedged Equity Fund (b)	46,883	755,754
Fidelity Real Estate Investment Portfolio (b)	3,915	166,372
Fidelity Stock Selector Small Cap Fund (b)	24,681	1,288,834
VIP Stock Selector Portfolio - Investor Class (b)	833,689	13,880,921
VIP Value Strategies Portfolio - Investor Class (b)	36,381	719,609
TOTAL DOMESTIC EQUITY FUNDS (Cost $14,288,301)		19,347,695

International Equity Funds - 17.3%
	Shares	Value ($)
Fidelity Canada Fund (b)	6,271	512,996
Fidelity Emerging Markets Fund (b)	53,374	3,329,464
Fidelity Enhanced International ETF (b)	29,881	1,199,125
Fidelity Infrastructure Fund (b)	2,150	40,175
Fidelity International Capital Appreciation Fund (b)	32,455	1,301,750
Fidelity International Discovery Fund (b)	15,566	1,012,420
Fidelity International Small Cap Opportunities Fund (b)	18,690	431,001
Fidelity Japan Smaller Companies Fund (b)	10,020	210,410
Fidelity Overseas Fund (b)	35,388	2,758,462
Fidelity Total International Equity Fund (b)	81,020	1,374,108
iShares MSCI Canada ETF	5,923	341,402
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $10,023,558)		12,511,313

U.S. Treasury Obligations - 0.0%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 7/16/2026 (d)	3.65	30,000	29,955
US Treasury Bills 0% 9/24/2026 (d)	3.72	20,000	19,827
TOTAL U.S. TREASURY OBLIGATIONS (Cost $49,781)			49,782

Money Market Funds - 13.9%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e)	3.69	3,083,122	3,083,738
Fidelity Investments Money Market Government Portfolio - Institutional Class (b)(f)	3.57	6,917,708	6,917,708
TOTAL MONEY MARKET FUNDS (Cost $10,001,446)			10,001,446

TOTAL INVESTMENT IN SECURITIES - 99.9% (Cost $64,520,779)	72,167,724
NET OTHER ASSETS (LIABILITIES) - 0.1%	40,110
NET ASSETS - 100.0%	72,207,834

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value and Unrealized Appreciation/ (Depreciation) ($)
LONG
CBOT 10Y US Treasury Notes Contracts (United States)	9	9/2026	987,750	5,538
CBOT US Treasury Ultra Bond Contracts (United States)	4	9/2026	462,250	12,119
TOTAL LONG				17,657

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Affiliated fund.
(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $49,782.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	The rate quoted is the annualized seven-day yield of the fund at period end.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	2,270,397	991,201	177,860	51,506	(12)	12	3,083,738	3,083,122	0.0%
Total	2,270,397	991,201	177,860	51,506	(12)	12	3,083,738

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Advisor International Capital Appreciation Fund	867,406	438,242	143,486	-	(1,946)	141,534	1,301,750	32,455
Fidelity Blue Chip Growth ETF	417,826	70,750	56,294	-	4,757	62,760	499,799	8,047
Fidelity Canada Fund	462,944	165,759	139,960	-	3,165	21,088	512,996	6,271
Fidelity Commodity Strategy Fund	421,598	537,805	33,756	-	294	36,691	962,632	8,575
Fidelity Contrafund	404,924	127,079	49,445	783	(343)	50,085	532,300	19,862
Fidelity Emerging Markets Fund	2,670,036	756,016	767,904	-	3,608	667,708	3,329,464	53,374
Fidelity Enhanced International ETF	1,168,182	676,599	730,176	22,701	(3,383)	87,903	1,199,125	29,881
Fidelity Enhanced Large Cap Core ETF	-	704,367	707,384	1,468	3,017	-	-	-
Fidelity Floating Rate High Income Fund	397,419	108,187	148,910	11,202	(2,121)	(2,702)	351,873	39,184
Fidelity Fundamental Small-Mid Cap ETF	384,392	58,985	5,266	1,092	391	102,972	541,474	14,171
Fidelity Hedged Equity Fund	687,731	187,340	168,877	-	(6,789)	56,349	755,754	46,883
Fidelity High Income Fund	820,549	208,438	493,856	19,605	3,689	1,647	540,467	66,315
Fidelity Inflation-Protected Bond Index Fund	1,020,355	426,393	61,615	129	(584)	14,754	1,399,303	151,604
Fidelity Infrastructure Fund	36,029	43	-	43	-	4,103	40,175	2,150
Fidelity International Discovery Fund	673,860	365,889	145,479	-	453	117,697	1,012,420	15,566
Fidelity International Small Cap Opportunities Fund	346,614	126,499	65,331	-	(1,971)	25,190	431,001	18,690
Fidelity Investments Money Market Government Portfolio - Institutional Class	3,942,477	3,367,588	392,357	97,345	-	-	6,917,708	6,917,708
Fidelity Japan Smaller Companies Fund	137,843	41,062	8,067	-	(501)	40,073	210,410	10,020
Fidelity Long-Term Treasury Bond Index Fund	25,373	8,825	-	612	-	(369)	33,829	3,685
Fidelity Overseas Fund	2,745,098	1,199,004	1,422,679	-	2,765	234,274	2,758,462	35,388
Fidelity Real Estate Investment Portfolio	122,291	33,582	6,453	734	(42)	16,994	166,372	3,915
Fidelity Stock Selector Small Cap Fund	942,288	283,876	174,117	-	1,598	235,189	1,288,834	24,681
Fidelity Total Bond Fund	10,610,884	4,246,389	747,262	259,480	(6,691)	(135,320)	13,968,000	1,461,088
Fidelity Total International Equity Fund	890,307	488,379	155,729	-	(1,132)	152,283	1,374,108	81,020
VIP Investment Grade Bond II Portfolio - Investor Class	10,606,351	4,000,292	725,815	3,805	(14,798)	97,986	13,964,016	1,465,269
VIP Stock Selector Portfolio - Investor Class	10,785,210	3,480,923	2,329,505	-	42,952	1,901,341	13,880,921	833,689
VIP Value Strategies Portfolio - Investor Class	513,171	158,963	96,036	-	1,583	141,928	719,609	36,381
	52,101,158	22,267,274	9,775,759	418,999	27,971	4,072,158	68,692,802

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	30,257,488	30,257,488	-	-

Domestic Equity Funds	19,347,695	19,347,695	-	-

International Equity Funds	12,511,313	12,511,313	-	-

U.S. Treasury Obligations	49,782	-	49,782	-

Money Market Funds	10,001,446	10,001,446	-	-
Total Investments in Securities:	72,167,724	72,117,942	49,782	-
Derivative Instruments:

Assets
Futures Contracts	17,657	17,657	-	-
Total Assets	17,657	17,657	-	-
Total Derivative Instruments:	17,657	17,657	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2026. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Interest Rate Risk
Futures Contracts (a)	17,657	-
Total Interest Rate Risk	17,657	-
Total Value of Derivatives	17,657	-

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
VIP FundsManager® 40% Portfolio
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of June 30, 2026 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $395,010)	$391,184
Fidelity Central Funds (cost $3,083,738)	3,083,738
Other affiliated issuers (cost $61,042,031)	68,692,802

Total Investment in Securities (cost $64,520,779)		$72,167,724
Cash		40,740
Receivable for investments sold		707,740
Distributions receivable from Fidelity Central Funds		9,324
Total assets		72,925,528
Liabilities
Payable for investments purchased	$701,972
Payable for fund shares redeemed	399
Accrued management fee	5,958
Distribution and service plan fees payable	52
Payable for variation margin on futures contracts	9,313
Total liabilities		717,694
Net Assets		$72,207,834
Net Assets consist of:
Paid in capital		$64,203,224
Total accumulated earnings (loss)		8,004,610
Net Assets		$72,207,834

Net Asset Value and Maximum Offering Price
Service Class :
Net Asset Value, offering price and redemption price per share ($422,098 ÷ 33,300 shares)		$12.68
Service Class 2 :
Net Asset Value, offering price and redemption price per share ($421,684 ÷ 33,300 shares)		$12.66
Investor Class :
Net Asset Value, offering price and redemption price per share ($71,364,052 ÷ 5,631,160 shares)		$12.67
Statement of Operations
Six months ended June 30, 2026 (Unaudited)
Investment Income
Dividends:
Unaffiliated issuers		$1,632
Affiliated issuers		418,216
Interest		616
Income from Fidelity Central Funds		51,506
Total income		471,970
Expenses
Management fee	$48,873
Distribution and service plan fees	711
Independent trustees' fees and expenses	60
Total expenses before reductions	49,644
Expense reductions	(17,104)
Total expenses after reductions		32,540
Net Investment income (loss)		439,430
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(7)
Fidelity Central Funds	(12)
Other affiliated issuers	27,971
Futures contracts	(37,231)
Capital gain distributions from underlying funds:
Affiliated issuers	783
Total net realized gain (loss)		(8,496)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(3,829)
Fidelity Central Funds	12
Other affiliated issuers	4,072,158
Futures contracts	19,825
Total change in net unrealized appreciation (depreciation)		4,088,166
Net gain (loss)		4,079,670
Net increase (decrease) in net assets resulting from operations		$4,519,100
Statement of Changes in Net Assets

	Six months ended June 30, 2026 (Unaudited)	Year ended December 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$439,430	$1,135,849
Net realized gain (loss)	(8,496)	499,809
Change in net unrealized appreciation (depreciation)	4,088,166	2,550,812
Net increase (decrease) in net assets resulting from operations	4,519,100	4,186,470
Distributions to shareholders	(236,490)	(1,476,616)

Share transactions - net increase (decrease)	13,465,195	27,145,251
Total increase (decrease) in net assets	17,747,805	29,855,105

Net Assets
Beginning of period	54,460,029	24,604,924
End of period	$72,207,834	$54,460,029

Financial Highlights
VIP FundsManager® 40% Portfolio Service Class

	Six months ended June 30, 2026 (Unaudited)	Years ended December 31, 2025	2024	2023 A
Selected Per-Share Data
Net asset value, beginning of period	$11.87	$10.88	$10.41	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.08	.38	.35	.39
Net realized and unrealized gain (loss)	.78	.96	.44	.17
Total from investment operations	.86	1.34	.79	.56
Distributions from net investment income	- D	(.26)	(.27)	(.15)
Distributions from net realized gain	(.05)	(.09)	(.04)	- D
Total distributions	(.05)	(.35)	(.32) E	(.15)
Net asset value, end of period	$12.68	$11.87	$10.88	$10.41
Total Return F,G,H	7.23%	12.30%	7.56%	5.61%
Ratios to Average Net Assets C,I,J
Expenses before reductions	.25% K	.25%	.25%	.25% K
Expenses net of fee waivers, if any	.10 % K	.10%	.10%	.10% K
Expenses net of all reductions, if any	.10% K	.10%	.10%	.10% K
Net investment income (loss)	1.35% K	3.28%	3.23%	5.41% K
Supplemental Data
Net assets, end of period (000 omitted)	$422	$395	$362	$347
Portfolio turnover rate L	32 % K	45%	34%	26% K

AFor the period April 13, 2023 (commencement of operations) through December 31, 2023.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DAmount represents less than $.005 per share.
ETotal distributions per share do not sum due to rounding.
FTotal returns for periods of less than one year are not annualized.
GTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
HTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
IFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
KAnnualized.
LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP FundsManager® 40% Portfolio Service Class 2

	Six months ended June 30, 2026 (Unaudited)	Years ended December 31, 2025	2024	2023 A
Selected Per-Share Data
Net asset value, beginning of period	$11.87	$10.87	$10.41	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.07	.36	.34	.38
Net realized and unrealized gain (loss)	.77	.97	.42	.17
Total from investment operations	.84	1.33	.76	.55
Distributions from net investment income	- D	(.24)	(.26)	(.14)
Distributions from net realized gain	(.05)	(.09)	(.04)	- D
Total distributions	(.05)	(.33)	(.30)	(.14)
Net asset value, end of period	$12.66	$11.87	$10.87	$10.41
Total Return E,F,G	7.06%	12.24%	7.31%	5.50%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.40% J	.40%	.40%	.40% J
Expenses net of fee waivers, if any	.25 % J	.25%	.25%	.25% J
Expenses net of all reductions, if any	.25% J	.25%	.25%	.25% J
Net investment income (loss)	1.20% J	3.13%	3.08%	5.26% J
Supplemental Data
Net assets, end of period (000 omitted)	$422	$395	$362	$347
Portfolio turnover rate K	32 % J	45%	34%	26% J

AFor the period April 13, 2023 (commencement of operations) through December 31, 2023.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DAmount represents less than $.005 per share.
ETotal returns for periods of less than one year are not annualized.
FTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP FundsManager® 40% Portfolio Investor Class

	Six months ended June 30, 2026 (Unaudited)	Years ended December 31, 2025	2024	2023 A
Selected Per-Share Data
Net asset value, beginning of period	$11.87	$10.87	$10.41	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.08	.38	.35	.39
Net realized and unrealized gain (loss)	.77	.97	.43	.17
Total from investment operations	.85	1.35	.78	.56
Distributions from net investment income	- D	(.26)	(.27)	(.15)
Distributions from net realized gain	(.05)	(.09)	(.04)	- D
Total distributions	(.05)	(.35)	(.32) E	(.15)
Net asset value, end of period	$12.67	$11.87	$10.87	$10.41
Total Return F,G,H	7.14%	12.40%	7.46%	5.61%
Ratios to Average Net Assets C,I,J
Expenses before reductions	.15% K	.15%	.15%	.15% K
Expenses net of fee waivers, if any	.10 % K	.10%	.10%	.10% K
Expenses net of all reductions, if any	.10% K	.10%	.10%	.10% K
Net investment income (loss)	1.35% K	3.28%	3.23%	5.41% K
Supplemental Data
Net assets, end of period (000 omitted)	$71,364	$53,669	$23,881	$13,430
Portfolio turnover rate L	32 % K	45%	34%	26% K

AFor the period April 13, 2023 (commencement of operations) through December 31, 2023.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DAmount represents less than $.005 per share.
ETotal distributions per share do not sum due to rounding.
FTotal returns for periods of less than one year are not annualized.
GTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
HTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
IFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
KAnnualized.
LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP FundsManager® 50% Portfolio
Schedule of Investments June 30, 2026 (Unaudited)
Showing Percentage of Net Assets
Bond Funds - 36.7%
	Shares	Value ($)
Fidelity Floating Rate High Income Fund (b)	2,179,722	19,573,903
Fidelity High Income Fund (b)	3,720,275	30,320,245
Fidelity Inflation-Protected Bond Index Fund (b)	8,504,528	78,496,794
Fidelity Long-Term Treasury Bond Index Fund (b)	239,822	2,201,568
Fidelity New Markets Income Fund (b)	190,720	2,681,522
Fidelity Total Bond Fund (b)	70,770,808	676,568,928
VIP Investment Grade Bond II Portfolio - Investor Class (b)	70,972,986	676,372,562
TOTAL BOND FUNDS (Cost $1,500,618,591)		1,486,215,522

Domestic Equity Funds - 32.5%
	Shares	Value ($)
Fidelity Blue Chip Growth ETF (b)	570,918	35,459,717
Fidelity Commodity Strategy Fund (b)	391,654	43,967,049
Fidelity Contrafund (b)	1,389,927	37,250,042
Fidelity Fundamental Small-Mid Cap ETF (b)	1,005,921	38,436,241
Fidelity Hedged Equity Fund (b)	2,671,067	43,057,597
Fidelity Real Estate Investment Portfolio (b)	209,103	8,886,875
Fidelity Stock Selector Small Cap Fund (b)	1,727,327	90,200,996
VIP Stock Selector Portfolio - Investor Class (b)	58,213,799	969,259,757
VIP Value Strategies Portfolio - Investor Class (b)	2,546,080	50,361,453
TOTAL DOMESTIC EQUITY FUNDS (Cost $837,365,084)		1,316,879,727

International Equity Funds - 21.1%
	Shares	Value ($)
Fidelity Canada Fund (b)	435,072	35,588,899
Fidelity Emerging Markets Fund (b)	3,350,657	209,014,003
Fidelity Enhanced International ETF (b)	2,094,242	84,041,931
Fidelity Global Commodity Stock Fund (b)	341,986	8,635,150
Fidelity Infrastructure Fund (b)	278,656	5,208,082
Fidelity International Capital Appreciation Fund (b)	2,275,247	91,260,158
Fidelity International Discovery Fund (b)	1,089,554	70,864,624
Fidelity International Small Cap Opportunities Fund (b)	1,319,203	30,420,829
Fidelity Japan Smaller Companies Fund (b)	604,813	12,701,073
Fidelity Overseas Fund (b)	2,473,009	192,771,042
Fidelity Total International Equity Fund (b)	5,679,560	96,325,339
iShares MSCI Canada ETF	349,320	20,134,805
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $518,123,427)		856,965,935

U.S. Treasury Obligations - 0.1%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 7/2/2026 (d)	3.63 to 3.64	580,000	579,942
US Treasury Bills 0% 7/30/2026 (d)	3.62	330,000	329,044
US Treasury Bills 0% 8/13/2026 (d)	3.63	50,000	49,782
US Treasury Bills 0% 8/6/2026 (d)	3.63	1,430,000	1,424,831
US Treasury Bills 0% 9/10/2026 (d)	3.66 to 3.67	250,000	248,203
US Treasury Bills 0% 9/17/2026 (d)	3.66 to 3.70	210,000	208,341
US Treasury Bills 0% 9/24/2026 (d)	3.70 to 3.72	280,000	277,583
US Treasury Bills 0% 9/3/2026 (d)	3.66	480,000	476,881
TOTAL U.S. TREASURY OBLIGATIONS (Cost $3,594,653)			3,594,607

Money Market Funds - 9.6%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e)	3.69	201,583,405	201,623,721
Fidelity Investments Money Market Government Portfolio - Institutional Class (b)(f)	3.57	187,045,405	187,045,405
TOTAL MONEY MARKET FUNDS (Cost $388,669,081)			388,669,126

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $3,248,370,836)	4,052,324,917
NET OTHER ASSETS (LIABILITIES) - 0.0%	313,724
NET ASSETS - 100.0%	4,052,638,641

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value and Unrealized Appreciation/ (Depreciation) ($)
LONG
CBOT 10Y US Treasury Notes Contracts (United States)	538	9/2026	59,045,500	308,236
CBOT US Treasury Ultra Bond Contracts (United States)	241	9/2026	27,850,563	730,189
ICE MSCI Emerging Markets Index Contracts (United States)	224	9/2026	19,681,760	(10,595)
TOTAL LONG				1,027,830

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Affiliated fund.
(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $3,594,607.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	The rate quoted is the annualized seven-day yield of the fund at period end.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	190,003,321	72,067,292	60,446,938	3,550,731	(207)	253	201,623,721	201,583,405	0.3%
Total	190,003,321	72,067,292	60,446,938	3,550,731	(207)	253	201,623,721

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Advisor International Capital Appreciation Fund	78,310,415	13,530,452	10,960,699	-	(16,346)	10,396,336	91,260,158	2,275,247
Fidelity Blue Chip Growth ETF	40,522,483	2,100,442	12,011,608	-	2,337,267	2,511,133	35,459,717	570,918
Fidelity Canada Fund	40,205,510	2,446,422	8,982,877	-	300,335	1,619,509	35,588,899	435,072
Fidelity Commodity Strategy Fund	22,948,176	21,197,876	2,426,023	-	(110,302)	2,357,322	43,967,049	391,654
Fidelity Contrafund	36,300,356	1,499,159	4,200,656	61,148	432,655	3,218,528	37,250,042	1,389,927
Fidelity Emerging Markets Fund	194,699,332	12,014,902	43,610,094	-	13,425,196	32,484,667	209,014,003	3,350,657
Fidelity Enhanced International ETF	64,440,901	23,603,294	10,657,762	1,352,168	57,145	6,598,353	84,041,931	2,094,242
Fidelity Enhanced Large Cap Core ETF	12,975,662	40,072,494	52,829,241	109,370	444,164	(663,079)	-	-
Fidelity Floating Rate High Income Fund	27,982,374	776,282	8,887,542	684,085	(300,214)	3,003	19,573,903	2,179,722
Fidelity Fundamental Small-Mid Cap ETF	38,239,587	-	7,996,106	82,736	1,423,210	6,769,550	38,436,241	1,005,921
Fidelity Global Commodity Stock Fund	8,036,895	32,081	426,684	-	97,770	895,088	8,635,150	341,986
Fidelity Hedged Equity Fund	50,610,621	-	10,423,620	-	(186,942)	3,057,538	43,057,597	2,671,067
Fidelity High Income Fund	59,283,783	1,391,351	30,706,205	1,208,708	1,608,626	(1,257,310)	30,320,245	3,720,275
Fidelity Inflation-Protected Bond Index Fund	74,695,488	7,456,397	4,561,345	7,960	4,234	902,020	78,496,794	8,504,528
Fidelity Infrastructure Fund	4,670,603	5,567	-	5,567	-	531,912	5,208,082	278,656
Fidelity International Discovery Fund	61,162,095	11,977,561	11,233,783	-	357,142	8,601,609	70,864,624	1,089,554
Fidelity International Small Cap Opportunities Fund	31,698,164	1,830,432	4,976,088	-	259,877	1,608,444	30,420,829	1,319,203
Fidelity Investments Money Market Government Portfolio - Institutional Class	147,487,531	116,392,581	76,834,707	2,927,614	-	-	187,045,405	187,045,405
Fidelity Japan Smaller Companies Fund	10,148,763	-	-	-	-	2,552,310	12,701,073	604,813
Fidelity Long-Term Treasury Bond Index Fund	2,199,273	52,615	24,512	43,705	63	(25,871)	2,201,568	239,822
Fidelity New Markets Income Fund	2,567,522	61,270	-	61,275	-	52,730	2,681,522	190,720
Fidelity Overseas Fund	238,987,366	14,141,197	77,983,142	-	339,651	17,285,970	192,771,042	2,473,009
Fidelity Real Estate Investment Portfolio	8,281,393	75,049	474,114	39,382	862	1,003,685	8,886,875	209,103
Fidelity Stock Selector Small Cap Fund	83,693,302	1,602,282	13,111,720	-	2,196,998	15,820,134	90,200,996	1,727,327
Fidelity Total Bond Fund	665,235,445	73,656,777	54,784,352	13,722,994	96,697	(7,635,639)	676,568,928	70,770,808
Fidelity Total International Equity Fund	80,574,677	16,101,635	12,065,690	-	99,403	11,615,314	96,325,339	5,679,560
VIP Investment Grade Bond II Portfolio - Investor Class	664,947,079	60,187,516	53,092,209	210,971	(1,269,540)	5,599,716	676,372,562	70,972,986
VIP Stock Selector Portfolio - Investor Class	953,606,645	21,038,459	149,117,281	-	47,068,939	96,662,995	969,259,757	58,213,799
VIP Value Strategies Portfolio - Investor Class	44,261,892	632,685	5,471,885	-	751,796	10,186,965	50,361,453	2,546,080
	3,748,773,333	443,876,778	667,849,945	20,517,683	69,418,686	232,752,932	3,826,971,784

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	1,486,215,522	1,486,215,522	-	-

Domestic Equity Funds	1,316,879,727	1,316,879,727	-	-

International Equity Funds	856,965,935	856,965,935	-	-

U.S. Treasury Obligations	3,594,607	-	3,594,607	-

Money Market Funds	388,669,126	388,669,126	-	-
Total Investments in Securities:	4,052,324,917	4,048,730,310	3,594,607	-
Derivative Instruments:

Assets
Futures Contracts	1,038,425	1,038,425	-	-
Total Assets	1,038,425	1,038,425	-	-

Liabilities
Futures Contracts	(10,595)	(10,595)	-	-
Total Liabilities	(10,595)	(10,595)	-	-
Total Derivative Instruments:	1,027,830	1,027,830	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2026. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	-	(10,595)
Total Equity Risk	-	(10,595)
Interest Rate Risk
Futures Contracts (a)	1,038,425	-
Total Interest Rate Risk	1,038,425	-
Total Value of Derivatives	1,038,425	(10,595)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
VIP FundsManager® 50% Portfolio
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of June 30, 2026 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $23,957,996)	$23,729,412
Fidelity Central Funds (cost $201,623,676)	201,623,721
Other affiliated issuers (cost $3,022,789,164)	3,826,971,784

Total Investment in Securities (cost $3,248,370,836)		$4,052,324,917
Cash		27,902
Receivable for investments sold		40,792,169
Receivable for fund shares sold		9,335
Distributions receivable from Fidelity Central Funds		603,819
Total assets		4,093,758,142
Liabilities
Payable for investments purchased	$39,952,044
Payable for fund shares redeemed	542,860
Accrued management fee	335,965
Distribution and service plan fees payable	10,533
Payable for variation margin on futures contracts	278,099
Total liabilities		41,119,501
Net Assets		$4,052,638,641
Net Assets consist of:
Paid in capital		$3,164,444,724
Total accumulated earnings (loss)		888,193,917
Net Assets		$4,052,638,641

Net Asset Value and Maximum Offering Price
Service Class :
Net Asset Value, offering price and redemption price per share ($65,471 ÷ 4,672 shares)		$14.01
Service Class 2 :
Net Asset Value, offering price and redemption price per share ($85,152,077 ÷ 6,117,223 shares)		$13.92
Investor Class :
Net Asset Value, offering price and redemption price per share ($3,967,421,093 ÷ 283,312,994 shares)		$14.00
Statement of Operations
Six months ended June 30, 2026 (Unaudited)
Investment Income
Dividends:
Unaffiliated issuers		$96,237
Affiliated issuers		20,456,535
Interest		67,039
Income from Fidelity Central Funds		3,550,731
Total income		24,170,542
Expenses
Management fee	$2,978,044
Distribution and service plan fees	102,377
Independent trustees' fees and expenses	3,937
Total expenses before reductions	3,084,358
Expense reductions	(1,034,982)
Total expenses after reductions		2,049,376
Net Investment income (loss)		22,121,166
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(17)
Fidelity Central Funds	(207)
Other affiliated issuers	69,418,686
Futures contracts	3,899,264
Capital gain distributions from underlying funds:
Affiliated issuers	61,148
Total net realized gain (loss)		73,378,874
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(229,416)
Fidelity Central Funds	253
Other affiliated issuers	232,752,932
Futures contracts	129,916
Total change in net unrealized appreciation (depreciation)		232,653,685
Net gain (loss)		306,032,559
Net increase (decrease) in net assets resulting from operations		$328,153,725
Statement of Changes in Net Assets

	Six months ended June 30, 2026 (Unaudited)	Year ended December 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$22,121,166	$96,056,752
Net realized gain (loss)	73,378,874	170,457,630
Change in net unrealized appreciation (depreciation)	232,653,685	250,708,246
Net increase (decrease) in net assets resulting from operations	328,153,725	517,222,628
Distributions to shareholders	(148,899,828)	(101,066,686)

Share transactions - net increase (decrease)	(68,282,260)	(428,134,415)
Total increase (decrease) in net assets	110,971,637	(11,978,473)

Net Assets
Beginning of period	3,941,667,004	3,953,645,477
End of period	$4,052,638,641	$3,941,667,004

Financial Highlights
VIP FundsManager® 50% Portfolio Service Class

	Six months ended June 30, 2026 (Unaudited)	Years ended December 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$13.40	$12.04	$11.37	$10.33	$14.51	$13.57
Income from Investment Operations
Net investment income (loss) A,B	.08	.32	.28	.25	.21	.15
Net realized and unrealized gain (loss)	1.04	1.39	.69	1.08	(2.00)	1.19
Total from investment operations	1.12	1.71	.97	1.33	(1.79)	1.34
Distributions from net investment income	- C	(.35)	(.30)	(.29)	(.23)	(.16)
Distributions from net realized gain	(.51)	-	-	-	(2.16)	(.24)
Total distributions	(.51)	(.35)	(.30)	(.29)	(2.39)	(.40)
Net asset value, end of period	$14.01	$13.40	$12.04	$11.37	$10.33	$14.51
Total Return D,E,F	8.60%	14.21%	8.50%	12.85%	(13.91)%	10.01%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.25% I	.25%	.25%	.25%	.30%	.35%
Expenses net of fee waivers, if any	.10 % I	.10%	.10%	.10%	.15%	.20%
Expenses net of all reductions, if any	.10% I	.10%	.10%	.10%	.15%	.20%
Net investment income (loss)	1.12% I	2.47%	2.37%	2.26%	1.86%	1.10%
Supplemental Data
Net assets, end of period (000 omitted)	$65	$63	$56	$53	$49	$69
Portfolio turnover rate J	25 % I	30%	20%	14%	51% K	51% K

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal returns for periods of less than one year are not annualized.
ETotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
VIP FundsManager® 50% Portfolio Service Class 2

	Six months ended June 30, 2026 (Unaudited)	Years ended December 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$13.33	$11.98	$11.31	$10.28	$14.45	$13.51
Income from Investment Operations
Net investment income (loss) A,B	.06	.29	.26	.23	.19	.13
Net realized and unrealized gain (loss)	1.04	1.39	.69	1.07	(1.99)	1.18
Total from investment operations	1.10	1.68	.95	1.30	(1.80)	1.31
Distributions from net investment income	- C	(.33)	(.28)	(.27)	(.21)	(.14)
Distributions from net realized gain	(.51)	-	-	-	(2.16)	(.24)
Total distributions	(.51)	(.33)	(.28)	(.27)	(2.37)	(.37) D
Net asset value, end of period	$13.92	$13.33	$11.98	$11.31	$10.28	$14.45
Total Return E,F,G	8.49%	14.03%	8.38%	12.65%	(14.04)%	9.88%
Ratios to Average Net Assets B,H,I
Expenses before reductions	.40% J	.40%	.40%	.40%	.45%	.50%
Expenses net of fee waivers, if any	.25 % J	.25%	.25%	.25%	.30%	.35%
Expenses net of all reductions, if any	.25% J	.25%	.25%	.25%	.30%	.35%
Net investment income (loss)	.97% J	2.32%	2.22%	2.11%	1.71%	.95%
Supplemental Data
Net assets, end of period (000 omitted)	$85,152	$79,989	$77,812	$77,398	$75,580	$94,708
Portfolio turnover rate K	25 % J	30%	20%	14%	51% L	51% L

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
LPortfolio turnover rate excludes securities received or delivered in-kind.
VIP FundsManager® 50% Portfolio Investor Class

	Six months ended June 30, 2026 (Unaudited)	Years ended December 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$13.39	$12.04	$11.37	$10.32	$14.50	$13.56
Income from Investment Operations
Net investment income (loss) A,B	.08	.31	.28	.25	.21	.15
Net realized and unrealized gain (loss)	1.04	1.39	.69	1.09	(2.00)	1.19
Total from investment operations	1.12	1.70	.97	1.34	(1.79)	1.34
Distributions from net investment income	- C	(.35)	(.30)	(.29)	(.23)	(.16)
Distributions from net realized gain	(.51)	-	-	-	(2.16)	(.24)
Total distributions	(.51)	(.35)	(.30)	(.29)	(2.39)	(.40)
Net asset value, end of period	$14.00	$13.39	$12.04	$11.37	$10.32	$14.50
Total Return D,E,F	8.61%	14.13%	8.51%	12.96%	(13.94)%	10.02%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.15% I	.15%	.15%	.15%	.20%	.25%
Expenses net of fee waivers, if any	.10 % I	.10%	.10%	.10%	.15%	.20%
Expenses net of all reductions, if any	.10% I	.10%	.10%	.10%	.15%	.20%
Net investment income (loss)	1.12% I	2.47%	2.37%	2.26%	1.86%	1.10%
Supplemental Data
Net assets, end of period (000 omitted)	$3,967,421	$3,861,615	$3,875,777	$4,274,306	$4,419,893	$5,887,190
Portfolio turnover rate J	25 % I	30%	20%	14%	51% K	51% K

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal returns for periods of less than one year are not annualized.
ETotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
VIP FundsManager® 60% Portfolio
Schedule of Investments June 30, 2026 (Unaudited)
Showing Percentage of Net Assets
Bond Funds - 31.7%
	Shares	Value ($)
Fidelity Floating Rate High Income Fund (b)	4,404,316	39,550,756
Fidelity High Income Fund (b)	7,576,683	61,749,963
Fidelity Inflation-Protected Bond Index Fund (b)	17,324,511	159,905,237
Fidelity Long-Term Treasury Bond Index Fund (b)	465,462	4,272,943
Fidelity New Markets Income Fund (b)	301,237	4,235,392
Fidelity Total Bond Fund (b)	122,627,922	1,172,322,931
VIP Investment Grade Bond II Portfolio - Investor Class (b)	122,978,586	1,171,985,927
TOTAL BOND FUNDS (Cost $2,632,410,465)		2,614,023,149

Domestic Equity Funds - 38.5%
	Shares	Value ($)
Fidelity Blue Chip Growth ETF (b)	1,388,932	86,266,566
Fidelity Commodity Strategy Fund (b)	819,584	92,006,504
Fidelity Contrafund (b)	3,398,796	91,087,743
Fidelity Fundamental Small-Mid Cap ETF (b)	2,446,836	93,493,604
Fidelity Hedged Equity Fund (b)	5,273,491	85,008,673
Fidelity Real Estate Investment Portfolio (b)	405,130	17,218,045
Fidelity Stock Selector Small Cap Fund (b)	4,223,546	220,553,585
VIP Stock Selector Portfolio - Investor Class (b)	142,509,227	2,372,778,634
VIP Value Strategies Portfolio - Investor Class (b)	6,225,670	123,143,751
TOTAL DOMESTIC EQUITY FUNDS (Cost $2,004,648,866)		3,181,557,105

International Equity Funds - 25.1%
	Shares	Value ($)
Fidelity Canada Fund (b)	1,066,735	87,258,936
Fidelity Emerging Markets Fund (b)	8,190,196	510,904,425
Fidelity Enhanced International ETF (b)	5,089,734	204,251,025
Fidelity Global Commodity Stock Fund (b)	669,113	16,895,102
Fidelity Infrastructure Fund (b)	496,863	9,286,368
Fidelity International Capital Appreciation Fund (b)	5,558,369	222,946,195
Fidelity International Discovery Fund (b)	2,662,789	173,187,768
Fidelity International Small Cap Opportunities Fund (b)	3,212,134	74,071,808
Fidelity Japan Smaller Companies Fund (b)	1,153,176	24,216,693
Fidelity Overseas Fund (b)	6,060,712	472,432,506
Fidelity Total International Equity Fund (b)	13,875,718	235,332,171
iShares MSCI Canada ETF	699,851	40,339,412
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,305,061,402)		2,071,122,409

U.S. Treasury Obligations - 0.1%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 7/2/2026 (d)	3.63 to 3.64	1,100,000	1,099,890
US Treasury Bills 0% 8/13/2026 (d)	3.63	100,000	99,563
US Treasury Bills 0% 8/6/2026 (d)	3.63	3,460,000	3,447,492
US Treasury Bills 0% 9/10/2026 (d)	3.64 to 3.67	530,000	526,190
US Treasury Bills 0% 9/17/2026 (d)	3.66 to 3.70	410,000	406,762
US Treasury Bills 0% 9/24/2026 (d)	3.70 to 3.72	580,000	574,993
US Treasury Bills 0% 9/3/2026 (d)	3.66	1,200,000	1,192,203
TOTAL U.S. TREASURY OBLIGATIONS (Cost $7,347,204)			7,347,093

Money Market Funds - 3.6%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e) (Cost $301,356,867)	3.69	301,296,701	301,356,961

TOTAL INVESTMENT IN SECURITIES - 99.0% (Cost $6,250,824,804)	8,175,406,717
NET OTHER ASSETS (LIABILITIES) - 1.0%	81,131,752
NET ASSETS - 100.0%	8,256,538,469

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value and Unrealized Appreciation/ (Depreciation) ($)
LONG
CBOT 10Y US Treasury Notes Contracts (United States)	1,091	9/2026	119,737,250	605,964
CBOT US Treasury Ultra Bond Contracts (United States)	503	9/2026	58,127,938	1,459,874
ICE MSCI Emerging Markets Index Contracts (United States)	455	9/2026	39,978,575	(18,879)
TOTAL LONG				2,046,959

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Affiliated fund.
(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $7,347,093.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	274,710,283	265,752,794	239,106,210	5,931,079	(421)	515	301,356,961	301,296,701	0.5%
Total	274,710,283	265,752,794	239,106,210	5,931,079	(421)	515	301,356,961

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Advisor International Capital Appreciation Fund	182,568,530	33,362,261	17,797,081	-	6,802	24,805,683	222,946,195	5,558,369
Fidelity Blue Chip Growth ETF	93,971,301	489,539	19,591,484	-	4,108,987	7,288,223	86,266,566	1,388,932
Fidelity Canada Fund	93,744,956	6,686,580	17,636,479	-	579,027	3,884,852	87,258,936	1,066,735
Fidelity Commodity Strategy Fund	44,389,994	46,394,084	2,799,703	-	133,972	3,888,157	92,006,504	819,584
Fidelity Contrafund	84,407,309	4,783,138	6,880,499	144,076	296,702	8,481,093	91,087,743	3,398,796
Fidelity Emerging Markets Fund	454,678,258	29,138,604	82,170,733	-	23,373,801	85,884,495	510,904,425	8,190,196
Fidelity Enhanced International ETF	146,976,830	61,115,753	19,314,272	3,252,685	2,516	15,470,198	204,251,025	5,089,734
Fidelity Enhanced Large Cap Core ETF	16,527,190	81,196,723	97,464,748	213,497	585,403	(844,568)	-	-
Fidelity Floating Rate High Income Fund	51,814,230	1,909,399	13,597,020	1,342,299	(474,844)	(101,009)	39,550,756	4,404,316
Fidelity Fundamental Small-Mid Cap ETF	83,246,656	-	8,937,331	199,185	1,691,763	17,492,516	93,493,604	2,446,836
Fidelity Global Commodity Stock Fund	15,321,918	185,752	486,563	-	50,746	1,823,249	16,895,102	669,113
Fidelity Hedged Equity Fund	97,377,482	-	18,070,668	-	(755,560)	6,457,419	85,008,673	5,273,491
Fidelity High Income Fund	115,039,854	3,470,980	57,450,947	2,398,771	2,743,664	(2,053,588)	61,749,963	7,576,683
Fidelity Inflation-Protected Bond Index Fund	144,018,205	19,315,048	5,197,394	15,630	(30,367)	1,799,745	159,905,237	17,324,511
Fidelity Infrastructure Fund	8,328,007	9,927	-	9,926	-	948,434	9,286,368	496,863
Fidelity International Discovery Fund	142,736,097	29,086,515	19,996,028	-	323,209	21,037,975	173,187,768	2,662,789
Fidelity International Small Cap Opportunities Fund	72,617,038	4,662,602	7,529,714	-	351,076	3,970,806	74,071,808	3,212,134
Fidelity Japan Smaller Companies Fund	19,350,291	-	-	-	-	4,866,402	24,216,693	1,153,176
Fidelity Long-Term Treasury Bond Index Fund	4,222,138	136,296	35,619	84,434	232	(50,104)	4,272,943	465,462
Fidelity New Markets Income Fund	4,055,332	96,774	-	96,783	-	83,286	4,235,392	301,237
Fidelity Overseas Fund	562,255,397	33,807,938	165,998,394	-	44,278,081	(1,910,516)	472,432,506	6,060,712
Fidelity Real Estate Investment Portfolio	15,563,940	282,359	540,625	75,968	7,855	1,904,516	17,218,045	405,130
Fidelity Stock Selector Small Cap Fund	195,090,412	7,019,576	24,420,515	-	3,686,336	39,177,776	220,553,585	4,223,546
Fidelity Total Bond Fund	1,103,533,482	147,537,170	65,970,135	23,252,777	(902,361)	(11,875,225)	1,172,322,931	122,627,922
Fidelity Total International Equity Fund	187,809,186	39,514,047	19,775,410	-	(19,893)	27,804,241	235,332,171	13,875,718
VIP Investment Grade Bond II Portfolio - Investor Class	1,103,056,770	124,719,683	63,154,360	354,400	(1,211,790)	8,575,624	1,171,985,927	122,978,586
VIP Stock Selector Portfolio - Investor Class	2,235,010,452	55,236,384	261,399,524	-	74,489,133	269,442,189	2,372,778,634	142,509,227
VIP Value Strategies Portfolio - Investor Class	103,566,284	1,666,081	8,118,095	-	1,003,345	25,026,136	123,143,751	6,225,670
	7,381,277,539	731,823,213	1,004,333,341	31,440,431	154,317,835	563,278,005	7,826,363,251

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	2,614,023,149	2,614,023,149	-	-

Domestic Equity Funds	3,181,557,105	3,181,557,105	-	-

International Equity Funds	2,071,122,409	2,071,122,409	-	-

U.S. Treasury Obligations	7,347,093	-	7,347,093	-

Money Market Funds	301,356,961	301,356,961	-	-
Total Investments in Securities:	8,175,406,717	8,168,059,624	7,347,093	-
Derivative Instruments:

Assets
Futures Contracts	2,065,838	2,065,838	-	-
Total Assets	2,065,838	2,065,838	-	-

Liabilities
Futures Contracts	(18,879)	(18,879)	-	-
Total Liabilities	(18,879)	(18,879)	-	-
Total Derivative Instruments:	2,046,959	2,046,959	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2026. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	-	(18,879)
Total Equity Risk	-	(18,879)
Interest Rate Risk
Futures Contracts (a)	2,065,838	-
Total Interest Rate Risk	2,065,838	-
Total Value of Derivatives	2,065,838	(18,879)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
VIP FundsManager® 60% Portfolio
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of June 30, 2026 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $48,144,344)	$47,686,505
Fidelity Central Funds (cost $301,356,867)	301,356,961
Other affiliated issuers (cost $5,901,323,593)	7,826,363,251

Total Investment in Securities (cost $6,250,824,804)		$8,175,406,717
Receivable for investments sold		85,518,003
Receivable for fund shares sold		166,704
Distributions receivable from Fidelity Central Funds		901,014
Total assets		8,261,992,438
Liabilities
Payable for investments purchased	$34
Payable for fund shares redeemed	4,114,952
Accrued management fee	681,206
Distribution and service plan fees payable	75,572
Payable for variation margin on futures contracts	582,194
Other payables and accrued expenses	11
Total liabilities		5,453,969
Net Assets		$8,256,538,469
Net Assets consist of:
Paid in capital		$6,155,185,164
Total accumulated earnings (loss)		2,101,353,305
Net Assets		$8,256,538,469

Net Asset Value and Maximum Offering Price
Service Class :
Net Asset Value, offering price and redemption price per share ($179,980,298 ÷ 14,345,276 shares)		$12.55
Service Class 2 :
Net Asset Value, offering price and redemption price per share ($607,861,124 ÷ 48,694,005 shares)		$12.48
Investor Class :
Net Asset Value, offering price and redemption price per share ($7,468,697,047 ÷ 595,298,775 shares)		$12.55
Statement of Operations
Six months ended June 30, 2026 (Unaudited)
Investment Income
Dividends:
Unaffiliated issuers		$192,806
Affiliated issuers		31,296,355
Interest		130,801
Income from Fidelity Central Funds		5,931,079
Total income		37,551,041
Expenses
Management fee	$5,927,173
Distribution and service plan fees	830,982
Independent trustees' fees and expenses	7,757
Total expenses before reductions	6,765,912
Expense reductions	(2,360,197)
Total expenses after reductions		4,405,715
Net Investment income (loss)		33,145,326
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(29)
Fidelity Central Funds	(421)
Other affiliated issuers	154,317,835
Futures contracts	7,392,264
Capital gain distributions from underlying funds:
Affiliated issuers	144,076
Total net realized gain (loss)		161,853,725
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(459,385)
Fidelity Central Funds	515
Other affiliated issuers	563,278,005
Futures contracts	327,288
Total change in net unrealized appreciation (depreciation)		563,146,423
Net gain (loss)		725,000,148
Net increase (decrease) in net assets resulting from operations		$758,145,474
Statement of Changes in Net Assets

	Six months ended June 30, 2026 (Unaudited)	Year ended December 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$33,145,326	$155,299,003
Net realized gain (loss)	161,853,725	218,231,587
Change in net unrealized appreciation (depreciation)	563,146,423	681,181,460
Net increase (decrease) in net assets resulting from operations	758,145,474	1,054,712,050
Distributions to shareholders	(224,209,627)	(191,431,317)

Share transactions - net increase (decrease)	61,452,944	(75,992,234)
Total increase (decrease) in net assets	595,388,791	787,288,499

Net Assets
Beginning of period	7,661,149,678	6,873,861,179
End of period	$8,256,538,469	$7,661,149,678

Financial Highlights
VIP FundsManager® 60% Portfolio Service Class

	Six months ended June 30, 2026 (Unaudited)	Years ended December 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$11.74	$10.41	$9.70	$8.69	$12.40	$11.35
Income from Investment Operations
Net investment income (loss) A,B	.05	.24	.23	.20	.16	.13
Net realized and unrealized gain (loss)	1.11	1.39	.70	1.03	(1.82)	1.25
Total from investment operations	1.16	1.63	.93	1.23	(1.66)	1.38
Distributions from net investment income	- C	(.25)	(.22)	(.22)	(.17)	(.14)
Distributions from net realized gain	(.34)	(.05)	-	-	(1.88)	(.20)
Total distributions	(.35) D	(.30)	(.22)	(.22)	(2.05)	(.33) D
Net asset value, end of period	$12.55	$11.74	$10.41	$9.70	$8.69	$12.40
Total Return E,F,G	10.03%	15.71%	9.58%	14.17%	(15.06)%	12.34%
Ratios to Average Net Assets B,H,I
Expenses before reductions	.25% J	.25%	.25%	.25%	.29%	.35%
Expenses net of fee waivers, if any	.10 % J	.10%	.10%	.10%	.14%	.20%
Expenses net of all reductions, if any	.10% J	.10%	.10%	.10%	.14%	.20%
Net investment income (loss)	.85% J	2.17%	2.19%	2.18%	1.73%	1.08%
Supplemental Data
Net assets, end of period (000 omitted)	$179,980	$153,350	$117,198	$96,947	$68,120	$58,353
Portfolio turnover rate K	20 % J	25%	28%	18%	43% L	54% L

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
LPortfolio turnover rate excludes securities received or delivered in-kind.
VIP FundsManager® 60% Portfolio Service Class 2

	Six months ended June 30, 2026 (Unaudited)	Years ended December 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$11.69	$10.37	$9.66	$8.65	$12.36	$11.31
Income from Investment Operations
Net investment income (loss) A,B	.04	.22	.21	.19	.15	.11
Net realized and unrealized gain (loss)	1.10	1.38	.70	1.03	(1.82)	1.25
Total from investment operations	1.14	1.60	.91	1.22	(1.67)	1.36
Distributions from net investment income	- C	(.24)	(.20)	(.21)	(.16)	(.12)
Distributions from net realized gain	(.34)	(.05)	-	-	(1.88)	(.20)
Total distributions	(.35) D	(.28) D	(.20)	(.21)	(2.04)	(.31) D
Net asset value, end of period	$12.48	$11.69	$10.37	$9.66	$8.65	$12.36
Total Return E,F,G	9.90%	15.51%	9.45%	14.08%	(15.25)%	12.21%
Ratios to Average Net Assets B,H,I
Expenses before reductions	.40% J	.40%	.40%	.40%	.45%	.50%
Expenses net of fee waivers, if any	.25 % J	.25%	.25%	.25%	.29%	.35%
Expenses net of all reductions, if any	.25% J	.25%	.25%	.25%	.29%	.35%
Net investment income (loss)	.70% J	2.02%	2.04%	2.03%	1.58%	.93%
Supplemental Data
Net assets, end of period (000 omitted)	$607,861	$597,246	$580,499	$582,339	$534,692	$640,658
Portfolio turnover rate K	20 % J	25%	28%	18%	43% L	54% L

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
LPortfolio turnover rate excludes securities received or delivered in-kind.
VIP FundsManager® 60% Portfolio Investor Class

	Six months ended June 30, 2026 (Unaudited)	Years ended December 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$11.74	$10.41	$9.70	$8.69	$12.40	$11.35
Income from Investment Operations
Net investment income (loss) A,B	.05	.24	.23	.20	.16	.13
Net realized and unrealized gain (loss)	1.11	1.39	.70	1.03	(1.82)	1.25
Total from investment operations	1.16	1.63	.93	1.23	(1.66)	1.38
Distributions from net investment income	- C	(.25)	(.22)	(.22)	(.17)	(.14)
Distributions from net realized gain	(.34)	(.05)	-	-	(1.88)	(.20)
Total distributions	(.35) D	(.30)	(.22)	(.22)	(2.05)	(.33) D
Net asset value, end of period	$12.55	$11.74	$10.41	$9.70	$8.69	$12.40
Total Return E,F,G	10.03%	15.71%	9.58%	14.17%	(15.06)%	12.34%
Ratios to Average Net Assets B,H,I
Expenses before reductions	.15% J	.15%	.15%	.15%	.19%	.25%
Expenses net of fee waivers, if any	.10 % J	.10%	.10%	.10%	.14%	.20%
Expenses net of all reductions, if any	.10% J	.10%	.10%	.10%	.14%	.20%
Net investment income (loss)	.85% J	2.17%	2.19%	2.18%	1.73%	1.08%
Supplemental Data
Net assets, end of period (000 omitted)	$7,468,697	$6,910,553	$6,176,165	$5,751,540	$5,093,696	$6,493,070
Portfolio turnover rate K	20 % J	25%	28%	18%	43% L	54% L

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
LPortfolio turnover rate excludes securities received or delivered in-kind.
VIP FundsManager® 70% Portfolio
Schedule of Investments June 30, 2026 (Unaudited)
Showing Percentage of Net Assets
Bond Funds - 21.7%
	Shares	Value ($)
Fidelity Floating Rate High Income Fund (b)	1,563,158	14,037,160
Fidelity High Income Fund (b)	2,712,502	22,106,887
Fidelity Inflation-Protected Bond Index Fund (b)	6,201,687	57,241,572
Fidelity Long-Term Treasury Bond Index Fund (b)	162,728	1,493,841
Fidelity New Markets Income Fund (b)	98,829	1,389,542
Fidelity Total Bond Fund (b)	28,460,467	272,082,066
VIP Investment Grade Bond II Portfolio - Investor Class (b)	28,541,801	272,003,368
TOTAL BOND FUNDS (Cost $640,709,025)		640,354,436

Domestic Equity Funds - 44.5%
	Shares	Value ($)
Fidelity Blue Chip Growth ETF (b)	579,694	36,004,794
Fidelity Commodity Strategy Fund (b)	295,080	33,125,665
Fidelity Contrafund (b)	1,419,388	38,039,590
Fidelity Fundamental Small-Mid Cap ETF (b)	1,021,096	39,016,079
Fidelity Hedged Equity Fund (b)	1,851,744	29,850,114
Fidelity Real Estate Investment Portfolio (b)	135,319	5,751,040
Fidelity Stock Selector Small Cap Fund (b)	1,763,834	92,107,410
VIP Stock Selector Portfolio - Investor Class (b)	59,527,617	991,134,828
VIP Value Strategies Portfolio - Investor Class (b)	2,599,987	51,427,746
TOTAL DOMESTIC EQUITY FUNDS (Cost $829,877,694)		1,316,457,266

International Equity Funds - 29.0%
	Shares	Value ($)
Fidelity Canada Fund (b)	445,561	36,446,852
Fidelity Emerging Markets Fund (b)	3,419,092	213,282,943
Fidelity Enhanced International ETF (b)	2,123,078	85,199,120
Fidelity Global Commodity Stock Fund (b)	232,406	5,868,256
Fidelity Infrastructure Fund (b)	164,080	3,066,648
Fidelity International Capital Appreciation Fund (b)	2,320,004	93,055,364
Fidelity International Discovery Fund (b)	1,111,694	72,304,590
Fidelity International Small Cap Opportunities Fund (b)	1,338,722	30,870,920
Fidelity Japan Smaller Companies Fund (b)	396,632	8,329,277
Fidelity Overseas Fund (b)	2,531,333	197,317,415
Fidelity Total International Equity Fund (b)	5,791,726	98,227,665
iShares MSCI Canada ETF	247,830	14,284,921
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $564,331,212)		858,253,971

U.S. Treasury Obligations - 0.1%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 7/2/2026 (d)	3.63 to 3.64	400,000	399,960
US Treasury Bills 0% 8/13/2026 (d)	3.63	40,000	39,826
US Treasury Bills 0% 8/6/2026 (d)	3.63	1,250,000	1,245,482
US Treasury Bills 0% 9/10/2026 (d)	3.64 to 3.67	180,000	178,706
US Treasury Bills 0% 9/17/2026 (d)	3.66 to 3.70	140,000	138,894
US Treasury Bills 0% 9/24/2026 (d)	3.70 to 3.72	200,000	198,273
US Treasury Bills 0% 9/3/2026 (d)	3.66	440,000	437,141
TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,638,323)			2,638,282

Money Market Funds - 3.7%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e) (Cost $109,489,915)	3.69	109,468,057	109,489,950

TOTAL INVESTMENT IN SECURITIES - 99.0% (Cost $2,147,046,169)	2,927,193,905
NET OTHER ASSETS (LIABILITIES) - 1.0%	29,063,126
NET ASSETS - 100.0%	2,956,257,031

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value and Unrealized Appreciation/ (Depreciation) ($)
LONG
CBOT 10Y US Treasury Notes Contracts (United States)	390	9/2026	42,802,500	219,631
CBOT US Treasury Ultra Bond Contracts (United States)	180	9/2026	20,801,250	514,492
ICE MSCI Emerging Markets Index Contracts (United States)	163	9/2026	14,321,995	(5,604)
TOTAL LONG				728,519

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Affiliated fund.
(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,638,282.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	95,459,146	94,945,229	80,914,460	2,114,394	(159)	194	109,489,950	109,468,057	0.2%
Total	95,459,146	94,945,229	80,914,460	2,114,394	(159)	194	109,489,950

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Advisor International Capital Appreciation Fund	74,304,358	13,894,543	5,322,108	-	24,370	10,154,201	93,055,364	2,320,004
Fidelity Blue Chip Growth ETF	37,153,497	-	5,763,145	-	1,221,649	3,392,793	36,004,794	579,694
Fidelity Canada Fund	38,165,486	2,953,009	6,473,008	-	216,458	1,584,907	36,446,852	445,561
Fidelity Commodity Strategy Fund	15,398,146	17,059,318	684,110	-	14,267	1,338,044	33,125,665	295,080
Fidelity Contrafund	34,262,408	2,012,528	1,839,726	58,977	60,392	3,543,988	38,039,590	1,419,388
Fidelity Emerging Markets Fund	185,026,221	11,672,441	27,997,572	-	6,417,767	38,164,086	213,282,943	3,419,092
Fidelity Enhanced International ETF	58,868,377	25,777,636	5,719,638	1,350,286	(35,448)	6,308,193	85,199,120	2,123,078
Fidelity Enhanced Large Cap Core ETF	7,117,445	29,046,520	36,021,171	79,587	135,667	(278,461)	-	-
Fidelity Floating Rate High Income Fund	17,760,123	705,789	4,228,449	471,016	(153,885)	(46,418)	14,037,160	1,563,158
Fidelity Fundamental Small-Mid Cap ETF	32,936,999	-	1,761,687	82,751	356,082	7,484,685	39,016,079	1,021,096
Fidelity Global Commodity Stock Fund	5,272,465	79,843	124,429	-	8,767	631,610	5,868,256	232,406
Fidelity Hedged Equity Fund	33,690,498	550,167	6,396,024	-	(268,936)	2,274,409	29,850,114	1,851,744
Fidelity High Income Fund	40,087,330	1,305,142	19,526,514	845,382	890,145	(649,216)	22,106,887	2,712,502
Fidelity Inflation-Protected Bond Index Fund	49,861,968	8,033,820	1,267,163	5,457	315	612,631	57,241,572	6,201,687
Fidelity Infrastructure Fund	2,750,168	3,277	-	3,278	-	313,203	3,066,648	164,080
Fidelity International Discovery Fund	58,082,045	12,018,255	6,543,797	-	105,467	8,642,620	72,304,590	1,111,694
Fidelity International Small Cap Opportunities Fund	29,175,097	1,822,625	1,864,937	-	(93,393)	1,831,528	30,870,920	1,338,722
Fidelity Japan Smaller Companies Fund	6,655,489	-	-	-	-	1,673,788	8,329,277	396,632
Fidelity Long-Term Treasury Bond Index Fund	1,463,912	51,621	4,017	29,442	7	(17,682)	1,493,841	162,728
Fidelity New Markets Income Fund	1,330,469	31,749	-	31,752	-	27,324	1,389,542	98,829
Fidelity Overseas Fund	229,633,071	13,929,372	63,559,855	-	8,920,434	8,394,393	197,317,415	2,531,333
Fidelity Real Estate Investment Portfolio	5,141,500	114,077	138,256	25,361	2,248	631,471	5,751,040	135,319
Fidelity Stock Selector Small Cap Fund	79,277,566	3,704,954	8,461,465	-	1,107,080	16,479,275	92,107,410	1,763,834
Fidelity Total Bond Fund	252,308,727	34,585,906	11,859,336	5,350,181	(59,848)	(2,893,383)	272,082,066	28,460,467
Fidelity Total International Equity Fund	76,425,117	16,676,055	6,218,285	-	(66,969)	11,411,747	98,227,665	5,791,726
VIP Investment Grade Bond II Portfolio - Investor Class	252,200,173	29,335,082	11,213,035	80,764	(133,570)	1,814,718	272,003,368	28,541,801
VIP Stock Selector Portfolio - Investor Class	910,626,688	23,095,980	83,960,072	-	18,178,516	123,193,716	991,134,828	59,527,617
VIP Value Strategies Portfolio - Investor Class	42,162,855	995,123	2,399,639	-	270,836	10,398,571	51,427,746	2,599,987
	2,577,138,198	249,454,832	319,347,438	8,414,234	37,118,418	256,416,741	2,800,780,752

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	640,354,436	640,354,436	-	-

Domestic Equity Funds	1,316,457,266	1,316,457,266	-	-

International Equity Funds	858,253,971	858,253,971	-	-

U.S. Treasury Obligations	2,638,282	-	2,638,282	-

Money Market Funds	109,489,950	109,489,950	-	-
Total Investments in Securities:	2,927,193,905	2,924,555,623	2,638,282	-
Derivative Instruments:

Assets
Futures Contracts	734,123	734,123	-	-
Total Assets	734,123	734,123	-	-

Liabilities
Futures Contracts	(5,604)	(5,604)	-	-
Total Liabilities	(5,604)	(5,604)	-	-
Total Derivative Instruments:	728,519	728,519	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2026. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	-	(5,604)
Total Equity Risk	-	(5,604)
Interest Rate Risk
Futures Contracts (a)	734,123	-
Total Interest Rate Risk	734,123	-
Total Value of Derivatives	734,123	(5,604)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
VIP FundsManager® 70% Portfolio
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of June 30, 2026 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $17,085,406)	$16,923,203
Fidelity Central Funds (cost $109,489,915)	109,489,950
Other affiliated issuers (cost $2,020,470,848)	2,800,780,752

Total Investment in Securities (cost $2,147,046,169)		$2,927,193,905
Cash		21,049
Receivable for investments sold		30,833,703
Receivable for fund shares sold		4,447
Distributions receivable from Fidelity Central Funds		327,552
Total assets		2,958,380,656
Liabilities
Payable for investments purchased	$13
Payable for fund shares redeemed	1,662,170
Accrued management fee	243,361
Distribution and service plan fees payable	10,146
Payable for variation margin on futures contracts	207,935
Total liabilities		2,123,625
Net Assets		$2,956,257,031
Net Assets consist of:
Paid in capital		$2,131,817,044
Total accumulated earnings (loss)		824,439,987
Net Assets		$2,956,257,031

Net Asset Value and Maximum Offering Price
Service Class :
Net Asset Value, offering price and redemption price per share ($87,844 ÷ 5,362 shares)		$16.38
Service Class 2 :
Net Asset Value, offering price and redemption price per share ($82,018,689 ÷ 5,045,939 shares)		$16.25
Investor Class :
Net Asset Value, offering price and redemption price per share ($2,874,150,498 ÷ 175,517,380 shares)		$16.38
Statement of Operations
Six months ended June 30, 2026 (Unaudited)
Investment Income
Dividends:
Unaffiliated issuers		$68,276
Affiliated issuers		8,355,257
Interest		46,116
Income from Fidelity Central Funds		2,114,394
Total income		10,584,043
Expenses
Management fee	$2,093,630
Distribution and service plan fees	97,782
Independent trustees' fees and expenses	2,725
Total expenses before reductions	2,194,137
Expense reductions	(737,974)
Total expenses after reductions		1,456,163
Net Investment income (loss)		9,127,880
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(20)
Fidelity Central Funds	(159)
Other affiliated issuers	37,118,418
Futures contracts	2,500,571
Capital gain distributions from underlying funds:
Affiliated issuers	58,977
Total net realized gain (loss)		39,677,787
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(162,736)
Fidelity Central Funds	194
Other affiliated issuers	256,416,741
Futures contracts	137,235
Total change in net unrealized appreciation (depreciation)		256,391,434
Net gain (loss)		296,069,221
Net increase (decrease) in net assets resulting from operations		$305,197,101
Statement of Changes in Net Assets

	Six months ended June 30, 2026 (Unaudited)	Year ended December 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$9,127,880	$45,228,985
Net realized gain (loss)	39,677,787	76,757,971
Change in net unrealized appreciation (depreciation)	256,391,434	267,671,750
Net increase (decrease) in net assets resulting from operations	305,197,101	389,658,706
Distributions to shareholders	(78,180,089)	(69,805,727)

Share transactions - net increase (decrease)	54,843,957	65,254,902
Total increase (decrease) in net assets	281,860,969	385,107,881

Net Assets
Beginning of period	2,674,396,062	2,289,288,181
End of period	$2,956,257,031	$2,674,396,062

Financial Highlights
VIP FundsManager® 70% Portfolio Service Class

	Six months ended June 30, 2026 (Unaudited)	Years ended December 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$15.13	$13.28	$12.19	$10.74	$15.55	$13.90
Income from Investment Operations
Net investment income (loss) A,B	.05	.26	.25	.21	.18	.15
Net realized and unrealized gain (loss)	1.64	1.99	1.08	1.48	(2.33)	1.86
Total from investment operations	1.69	2.25	1.33	1.69	(2.15)	2.01
Distributions from net investment income	- C	(.27)	(.24)	(.24)	(.19)	(.16)
Distributions from net realized gain	(.44)	(.13)	-	-	(2.47)	(.20)
Total distributions	(.44)	(.40)	(.24)	(.24)	(2.66)	(.36)
Net asset value, end of period	$16.38	$15.13	$13.28	$12.19	$10.74	$15.55
Total Return D,E,F	11.41%	17.11%	10.87%	15.72%	(15.65)%	14.60%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.25% I	.25%	.25%	.25%	.29%	.35%
Expenses net of fee waivers, if any	.10 % I	.10%	.10%	.10%	.14%	.20%
Expenses net of all reductions, if any	.10% I	.10%	.10%	.10%	.14%	.20%
Net investment income (loss)	.66% I	1.85%	1.88%	1.87%	1.58%	.99%
Supplemental Data
Net assets, end of period (000 omitted)	$88	$82	$72	$66	$58	$84
Portfolio turnover rate J	20 % I	24%	29%	15%	33% K	60% K

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal returns for periods of less than one year are not annualized.
ETotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
VIP FundsManager® 70% Portfolio Service Class 2

	Six months ended June 30, 2026 (Unaudited)	Years ended December 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$15.02	$13.19	$12.11	$10.67	$15.47	$13.83
Income from Investment Operations
Net investment income (loss) A,B	.04	.24	.22	.20	.16	.12
Net realized and unrealized gain (loss)	1.63	1.97	1.07	1.46	(2.31)	1.85
Total from investment operations	1.67	2.21	1.29	1.66	(2.15)	1.97
Distributions from net investment income	- C	(.25)	(.21)	(.22)	(.17)	(.13)
Distributions from net realized gain	(.44)	(.13)	-	-	(2.47)	(.20)
Total distributions	(.44)	(.38)	(.21)	(.22)	(2.65) D	(.33)
Net asset value, end of period	$16.25	$15.02	$13.19	$12.11	$10.67	$15.47
Total Return E,F,G	11.36%	16.91%	10.68%	15.57%	(15.79)%	14.44%
Ratios to Average Net Assets B,H,I
Expenses before reductions	.40% J	.40%	.40%	.40%	.44%	.50%
Expenses net of fee waivers, if any	.25 % J	.25%	.25%	.25%	.29%	.35%
Expenses net of all reductions, if any	.25% J	.25%	.25%	.25%	.29%	.35%
Net investment income (loss)	.51% J	1.70%	1.73%	1.72%	1.43%	.84%
Supplemental Data
Net assets, end of period (000 omitted)	$82,019	$75,879	$69,647	$68,638	$61,541	$74,699
Portfolio turnover rate K	20 % J	24%	29%	15%	33% L	60% L

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
LPortfolio turnover rate excludes securities received or delivered in-kind.
VIP FundsManager® 70% Portfolio Investor Class

	Six months ended June 30, 2026 (Unaudited)	Years ended December 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$15.12	$13.27	$12.18	$10.73	$15.54	$13.90
Income from Investment Operations
Net investment income (loss) A,B	.05	.26	.25	.21	.18	.15
Net realized and unrealized gain (loss)	1.65	1.99	1.08	1.48	(2.33)	1.85
Total from investment operations	1.70	2.25	1.33	1.69	(2.15)	2.00
Distributions from net investment income	- C	(.27)	(.24)	(.24)	(.19)	(.16)
Distributions from net realized gain	(.44)	(.13)	-	-	(2.47)	(.20)
Total distributions	(.44)	(.40)	(.24)	(.24)	(2.66)	(.36)
Net asset value, end of period	$16.38	$15.12	$13.27	$12.18	$10.73	$15.54
Total Return D,E,F	11.49%	17.12%	10.88%	15.73%	(15.67)%	14.52%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.15% I	.15%	.15%	.15%	.19%	.25%
Expenses net of fee waivers, if any	.10 % I	.10%	.10%	.10%	.14%	.20%
Expenses net of all reductions, if any	.10% I	.10%	.10%	.10%	.14%	.20%
Net investment income (loss)	.66% I	1.85%	1.88%	1.87%	1.58%	.99%
Supplemental Data
Net assets, end of period (000 omitted)	$2,874,150	$2,598,436	$2,219,570	$2,004,256	$1,786,172	$2,136,227
Portfolio turnover rate J	20 % I	24%	29%	15%	33% K	60% K

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal returns for periods of less than one year are not annualized.
ETotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
VIP FundsManager® 85% Portfolio
Schedule of Investments June 30, 2026 (Unaudited)
Showing Percentage of Net Assets
Bond Funds - 11.7%
	Shares	Value ($)
Fidelity Floating Rate High Income Fund (b)	738,462	6,631,388
Fidelity High Income Fund (b)	1,297,101	10,571,373
Fidelity Inflation-Protected Bond Index Fund (b)	2,966,328	27,379,204
Fidelity Long-Term Treasury Bond Index Fund (b)	75,507	693,151
Fidelity New Markets Income Fund (b)	39,982	562,151
Fidelity Total Bond Fund (b)	6,230,645	59,564,968
VIP Investment Grade Bond II Portfolio - Investor Class (b)	6,248,388	59,547,138
TOTAL BOND FUNDS (Cost $163,112,019)		164,949,373

Domestic Equity Funds - 53.5%
	Shares	Value ($)
Fidelity Blue Chip Growth ETF (b)	334,803	20,794,614
Fidelity Commodity Strategy Fund (b)	132,186	14,839,156
Fidelity Contrafund (b)	823,934	22,081,431
Fidelity Fundamental Small-Mid Cap ETF (b)	589,658	22,530,833
Fidelity Hedged Equity Fund (b)	853,853	13,764,104
Fidelity Real Estate Investment Portfolio (b)	64,193	2,728,205
Fidelity Stock Selector Small Cap Fund (b)	1,023,934	53,469,833
VIP Stock Selector Portfolio - Investor Class (b)	34,587,837	575,887,481
VIP Value Strategies Portfolio - Investor Class (b)	1,509,342	29,854,784
TOTAL DOMESTIC EQUITY FUNDS (Cost $489,592,123)		755,950,441

International Equity Funds - 33.5%
	Shares	Value ($)
Fidelity Canada Fund (b)	244,012	19,960,170
Fidelity Emerging Markets Fund (b)	1,874,253	116,915,891
Fidelity Enhanced International ETF (b)	1,154,372	46,324,948
Fidelity Global Commodity Stock Fund (b)	150,472	3,799,423
Fidelity Infrastructure Fund (b)	70,863	1,324,421
Fidelity International Capital Appreciation Fund (b)	1,346,258	53,998,395
Fidelity International Discovery Fund (b)	607,606	39,518,706
Fidelity International Small Cap Opportunities Fund (b)	732,396	16,889,055
Fidelity Japan Fund (b)	35,222	876,680
Fidelity Japan Smaller Companies Fund (b)	134,613	2,826,863
Fidelity Overseas Fund (b)	1,387,694	108,170,708
Fidelity Total International Equity Fund (b)	3,361,030	57,003,074
iShares MSCI Canada ETF	116,652	6,723,821
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $330,070,426)		474,332,155

U.S. Treasury Obligations - 0.1%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 7/2/2026 (d)	3.65	260,000	259,974
US Treasury Bills 0% 7/30/2026 (d)	3.62	430,000	428,755
US Treasury Bills 0% 7/9/2026 (d)	3.63	830,000	829,329
US Treasury Bills 0% 8/6/2026 (d)	3.63	190,000	189,313
US Treasury Bills 0% 9/10/2026 (d)	3.66	80,000	79,425
US Treasury Bills 0% 9/17/2026 (d)	3.66	90,000	89,289
US Treasury Bills 0% 9/3/2026 (d)	3.66	380,000	377,531
TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,253,655)			2,253,616

Money Market Funds - 0.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e) (Cost $2,908,186)	3.69	2,907,635	2,908,216

TOTAL INVESTMENT IN SECURITIES - 99.0% (Cost $987,936,409)	1,400,393,801
NET OTHER ASSETS (LIABILITIES) - 1.0%	13,808,723
NET ASSETS - 100.0%	1,414,202,524

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value and Unrealized Appreciation/ (Depreciation) ($)
LONG
CBOT 10Y US Treasury Notes Contracts (United States)	186	9/2026	20,413,500	103,969
CBOT US Treasury Ultra Bond Contracts (United States)	86	9/2026	9,938,375	239,189
ICE MSCI EAFE Index Contracts (United States)	90	9/2026	14,153,850	(32,546)
ICE MSCI Emerging Markets Index Contracts (United States)	156	9/2026	13,706,940	(7,547)
TOTAL LONG				303,065

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Affiliated fund.
(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,253,616.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	3,579,983	54,341,442	55,013,239	100,730	(96)	126	2,908,216	2,907,635	0.0%
Total	3,579,983	54,341,442	55,013,239	100,730	(96)	126	2,908,216

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Advisor International Capital Appreciation Fund	40,602,401	9,554,158	1,902,702	-	(24,331)	5,768,869	53,998,395	1,346,258
Fidelity Blue Chip Growth ETF	19,007,216	1,311,538	2,243,178	-	491,931	2,227,107	20,794,614	334,803
Fidelity Canada Fund	20,878,069	1,766,361	3,616,742	-	79,797	852,685	19,960,170	244,012
Fidelity Commodity Strategy Fund	5,955,131	8,730,771	297,777	-	25,267	425,764	14,839,156	132,186
Fidelity Contrafund	18,411,072	2,380,711	768,752	32,249	6,385	2,052,015	22,081,431	823,934
Fidelity Emerging Markets Fund	94,958,880	8,716,088	10,821,101	-	723,682	23,338,342	116,915,891	1,874,253
Fidelity Enhanced International ETF	20,086,261	23,847,169	208,605	744,162	6,055	2,594,068	46,324,948	1,154,372
Fidelity Enhanced Large Cap Core ETF	14,122,098	13,818,953	27,460,475	66,549	183,701	(664,277)	-	-
Fidelity Floating Rate High Income Fund	8,096,650	615,954	1,988,713	218,593	(43,584)	(48,919)	6,631,388	738,462
Fidelity Fundamental Small-Mid Cap ETF	16,851,050	1,339,964	-	45,115	-	4,339,819	22,530,833	589,658
Fidelity Global Commodity Stock Fund	3,301,347	183,204	79,398	-	(375)	394,645	3,799,423	150,472
Fidelity Hedged Equity Fund	14,921,994	759,531	2,850,659	-	(120,417)	1,053,655	13,764,104	853,853
Fidelity High Income Fund	18,010,319	1,152,633	8,700,958	391,309	297,709	(188,330)	10,571,373	1,297,101
Fidelity Inflation-Protected Bond Index Fund	22,193,423	5,478,827	569,037	2,497	(1,030)	277,021	27,379,204	2,966,328
Fidelity Infrastructure Fund	1,187,740	1,415	-	1,416	-	135,266	1,324,421	70,863
Fidelity International Discovery Fund	31,739,369	6,074,140	3,069,713	-	25,782	4,749,128	39,518,706	607,606
Fidelity International Small Cap Opportunities Fund	16,080,942	1,562,333	1,704,406	-	(66,767)	1,016,953	16,889,055	732,396
Fidelity Japan Fund	696,342	-	-	-	-	180,338	876,680	35,222
Fidelity Japan Smaller Companies Fund	2,258,798	-	-	-	-	568,065	2,826,863	134,613
Fidelity Long-Term Treasury Bond Index Fund	652,786	50,053	1,585	13,412	(4)	(8,099)	693,151	75,507
Fidelity New Markets Income Fund	538,253	12,844	-	12,846	-	11,054	562,151	39,982
Fidelity Overseas Fund	126,103,000	14,225,119	41,748,114	-	2,360,670	7,230,033	108,170,708	1,387,694
Fidelity Real Estate Investment Portfolio	2,339,896	158,534	63,518	11,970	1,451	291,842	2,728,205	64,193
Fidelity Stock Selector Small Cap Fund	42,651,941	4,673,374	3,740,843	-	102,115	9,783,246	53,469,833	1,023,934
Fidelity Total Bond Fund	52,932,116	9,033,213	1,757,747	1,155,742	(17,567)	(625,047)	59,564,968	6,230,645
Fidelity Total International Equity Fund	41,742,472	11,869,538	2,939,128	-	(77,985)	6,408,177	57,003,074	3,361,030
VIP Investment Grade Bond II Portfolio - Investor Class	52,799,240	7,934,143	1,544,840	16,939	(16,512)	375,107	59,547,138	6,248,388
VIP Stock Selector Portfolio - Investor Class	487,921,511	41,718,171	33,657,019	-	1,795,668	78,109,150	575,887,481	34,587,837
VIP Value Strategies Portfolio - Investor Class	22,742,750	2,011,526	854,920	-	23,777	5,931,651	29,854,784	1,509,342
	1,199,783,067	178,980,265	152,589,930	2,712,799	5,755,418	156,579,328	1,388,508,148

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	164,949,373	164,949,373	-	-

Domestic Equity Funds	755,950,441	755,950,441	-	-

International Equity Funds	474,332,155	474,332,155	-	-

U.S. Treasury Obligations	2,253,616	-	2,253,616	-

Money Market Funds	2,908,216	2,908,216	-	-
Total Investments in Securities:	1,400,393,801	1,398,140,185	2,253,616	-
Derivative Instruments:

Assets
Futures Contracts	343,158	343,158	-	-
Total Assets	343,158	343,158	-	-

Liabilities
Futures Contracts	(40,093)	(40,093)	-	-
Total Liabilities	(40,093)	(40,093)	-	-
Total Derivative Instruments:	303,065	303,065	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2026. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	-	(40,093)
Total Equity Risk	-	(40,093)
Interest Rate Risk
Futures Contracts (a)	343,158	-
Total Interest Rate Risk	343,158	-
Total Value of Derivatives	343,158	(40,093)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
VIP FundsManager® 85% Portfolio
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of June 30, 2026 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $9,053,825)	$8,977,437
Fidelity Central Funds (cost $2,908,186)	2,908,216
Other affiliated issuers (cost $975,974,398)	1,388,508,148

Total Investment in Securities (cost $987,936,409)		$1,400,393,801
Receivable for investments sold		14,364,423
Receivable for fund shares sold		5,314
Distributions receivable from Fidelity Central Funds		7,648
Receivable for variation margin on futures contracts		47,443
Total assets		1,414,818,629
Liabilities
Payable for investments purchased	$3,745
Payable for fund shares redeemed	487,446
Accrued management fee	115,840
Distribution and service plan fees payable	9,074
Total liabilities		616,105
Net Assets		$1,414,202,524
Net Assets consist of:
Paid in capital		$993,354,329
Total accumulated earnings (loss)		420,848,195
Net Assets		$1,414,202,524

Net Asset Value and Maximum Offering Price
Service Class :
Net Asset Value, offering price and redemption price per share ($129,908 ÷ 7,491 shares)		$17.34
Service Class 2 :
Net Asset Value, offering price and redemption price per share ($73,810,855 ÷ 4,327,656 shares)		$17.06
Investor Class :
Net Asset Value, offering price and redemption price per share ($1,340,261,761 ÷ 77,689,349 shares)		$17.25
Statement of Operations
Six months ended June 30, 2026 (Unaudited)
Investment Income
Dividends:
Unaffiliated issuers		$32,136
Affiliated issuers		2,680,550
Interest		31,620
Income from Fidelity Central Funds		100,730
Total income		2,845,036
Expenses
Management fee	$973,478
Distribution and service plan fees	85,721
Independent trustees' fees and expenses	1,247
Total expenses before reductions	1,060,446
Expense reductions	(359,277)
Total expenses after reductions		701,169
Net Investment income (loss)		2,143,867
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(5)
Fidelity Central Funds	(96)
Other affiliated issuers	5,755,418
Futures contracts	3,177,528
Capital gain distributions from underlying funds:
Affiliated issuers	32,249
Total net realized gain (loss)		8,965,094
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(76,618)
Fidelity Central Funds	126
Other affiliated issuers	156,579,328
Futures contracts	(194,519)
Total change in net unrealized appreciation (depreciation)		156,308,317
Net gain (loss)		165,273,411
Net increase (decrease) in net assets resulting from operations		$167,417,278
Statement of Changes in Net Assets

	Six months ended June 30, 2026 (Unaudited)	Year ended December 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,143,867	$15,086,300
Net realized gain (loss)	8,965,094	41,085,094
Change in net unrealized appreciation (depreciation)	156,308,317	134,597,781
Net increase (decrease) in net assets resulting from operations	167,417,278	190,769,175
Distributions to shareholders	(36,343,318)	(34,425,962)

Share transactions - net increase (decrease)	78,548,729	88,881,285
Total increase (decrease) in net assets	209,622,689	245,224,498

Net Assets
Beginning of period	1,204,579,835	959,355,337
End of period	$1,414,202,524	$1,204,579,835

Financial Highlights
VIP FundsManager® 85% Portfolio Service Class

	Six months ended June 30, 2026 (Unaudited)	Years ended December 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$15.72	$13.58	$12.23	$10.55	$15.82	$13.88
Income from Investment Operations
Net investment income (loss) A,B	.03	.21	.20	.17	.12	.12
Net realized and unrealized gain (loss)	2.06	2.40	1.33	1.69	(2.46)	2.34
Total from investment operations	2.09	2.61	1.53	1.86	(2.34)	2.46
Distributions from net investment income	- C	(.21)	(.18)	(.18)	(.13)	(.15)
Distributions from net realized gain	(.47)	(.26)	-	-	(2.80)	(.37)
Total distributions	(.47)	(.47)	(.18)	(.18)	(2.93)	(.52)
Net asset value, end of period	$17.34	$15.72	$13.58	$12.23	$10.55	$15.82
Total Return D,E,F	13.56%	19.43%	12.53%	17.69%	(17.01)%	18.02%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.25% I	.25%	.25%	.25%	.29%	.25%
Expenses net of fee waivers, if any	.10 % I	.10%	.10%	.10%	.14%	.20%
Expenses net of all reductions, if any	.10% I	.10%	.10%	.10%	.14%	.20%
Net investment income (loss)	.34% I	1.43%	1.49%	1.48%	1.18%	.78%
Supplemental Data
Net assets, end of period (000 omitted)	$130	$121	$113	$111	$100	$-
Portfolio turnover rate J	24 % I	28%	34%	19%	28% K	68% K

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal returns for periods of less than one year are not annualized.
ETotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
VIP FundsManager® 85% Portfolio Service Class 2

	Six months ended June 30, 2026 (Unaudited)	Years ended December 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$15.48	$13.38	$12.05	$10.40	$15.65	$13.76
Income from Investment Operations
Net investment income (loss) A,B	.02	.18	.17	.15	.11	.10
Net realized and unrealized gain (loss)	2.03	2.37	1.32	1.67	(2.45)	2.29
Total from investment operations	2.05	2.55	1.49	1.82	(2.34)	2.39
Distributions from net investment income	- C	(.19)	(.16)	(.17)	(.11)	(.13)
Distributions from net realized gain	(.47)	(.26)	-	-	(2.80)	(.37)
Total distributions	(.47)	(.45)	(.16)	(.17)	(2.91)	(.50)
Net asset value, end of period	$17.06	$15.48	$13.38	$12.05	$10.40	$15.65
Total Return D,E,F	13.51%	19.26%	12.38%	17.48%	(17.19)%	17.64%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.40% I	.40%	.40%	.40%	.44%	.50%
Expenses net of fee waivers, if any	.25 % I	.25%	.25%	.25%	.29%	.35%
Expenses net of all reductions, if any	.25% I	.25%	.25%	.25%	.29%	.35%
Net investment income (loss)	.19% I	1.28%	1.34%	1.33%	1.03%	.68%
Supplemental Data
Net assets, end of period (000 omitted)	$73,811	$64,293	$58,215	$53,871	$48,826	$58,047
Portfolio turnover rate J	24 % I	28%	34%	19%	28% K	68% K

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal returns for periods of less than one year are not annualized.
ETotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
VIP FundsManager® 85% Portfolio Investor Class

	Six months ended June 30, 2026 (Unaudited)	Years ended December 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$15.64	$13.51	$12.17	$10.50	$15.77	$13.86
Income from Investment Operations
Net investment income (loss) A,B	.03	.21	.20	.17	.13	.12
Net realized and unrealized gain (loss)	2.05	2.39	1.32	1.68	(2.47)	2.31
Total from investment operations	2.08	2.60	1.52	1.85	(2.34)	2.43
Distributions from net investment income	- C	(.21)	(.18)	(.18)	(.13)	(.15)
Distributions from net realized gain	(.47)	(.26)	-	-	(2.80)	(.37)
Total distributions	(.47)	(.47)	(.18)	(.18)	(2.93)	(.52)
Net asset value, end of period	$17.25	$15.64	$13.51	$12.17	$10.50	$15.77
Total Return D,E,F	13.57%	19.46%	12.51%	17.68%	(17.07)%	17.83%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.15% I	.15%	.15%	.15%	.19%	.25%
Expenses net of fee waivers, if any	.10 % I	.10%	.10%	.10%	.14%	.20%
Expenses net of all reductions, if any	.10% I	.10%	.10%	.10%	.14%	.20%
Net investment income (loss)	.34% I	1.43%	1.49%	1.48%	1.18%	.83%
Supplemental Data
Net assets, end of period (000 omitted)	$1,340,262	$1,140,166	$901,027	$748,091	$635,839	$755,243
Portfolio turnover rate J	24 % I	28%	34%	19%	28% K	68% K

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal returns for periods of less than one year are not annualized.
ETotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements
 (Unaudited)
For the period ended June 30, 2026

1. Organization.
VIP FundsManager 20% Portfolio, VIP FundsManager 30% Portfolio, VIP FundsManager 40% Portfolio, VIP FundsManager 50% Portfolio, VIP FundsManager 60% Portfolio, VIP FundsManager 70% Portfolio, and VIP FundsManager 85% Portfolio (the Funds) are funds of Variable Insurance Products Fund V (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. Shares of each Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. Each Fund offers three classes of shares: Service Class, Service Class 2 and Investor Class. All classes have equal rights and voting privileges, except for matters affecting a single class. Each Fund is a fund of funds, and therefore invests in other funds instead of individual securities. Each Fund invests primarily in a combination of Fidelity mutual funds and exchange-traded funds.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Each Fund operates as a single operating segment. Each Fund's portfolio management team, part of the investment adviser, serves as the chief operating decision maker (CODM) and directs the Fund's investments in accordance with its investment objective and policies, with support from others responsible for oversight functions. The information reviewed by the CODM is consistent with each Fund's financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated each Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, each Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages each Fund's fair valuation practices and maintains the fair valuation policies and procedures. Each Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2026 is included at the end of each Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from any underlying mutual funds or exchange-traded funds are recorded on the ex-dividend date. Distributions from any underlying mutual funds or exchange-traded funds that are deemed to be return of capital are recorded as a reduction of cost of investments. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the underlying mutual funds or exchange-traded funds (ETFs), futures contracts, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized depreciation ($)	Net unrealized appreciation (depreciation)($)
VIP FundsManager 20% Portfolio	642,599,107	58,415,518	(7,558,224)	50,857,294
VIP FundsManager 30% Portfolio	39,378,717	3,464,026	(113,442)	3,350,584
VIP FundsManager 40% Portfolio	64,648,687	7,790,046	(253,352)	7,536,694
VIP FundsManager 50% Portfolio	3,260,013,136	824,550,932	(31,211,321)	793,339,611
VIP FundsManager 60% Portfolio	6,269,712,844	1,956,787,599	(49,046,767)	1,907,740,832
VIP FundsManager 70% Portfolio	2,151,012,020	786,805,287	(9,894,883)	776,910,404
VIP FundsManager 85% Portfolio	990,193,034	412,025,364	(1,521,532)	410,503,832

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

	Short-term ($)	Long-term ($)	Total capital loss carryforward ($)
VIP FundsManager 20% Portfolio	(10,279,078)	(7,092,659)	(17,371,737)
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. Each Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)($)	Change in Net Unrealized Appreciation (Depreciation)($)
VIP FundsManager 20% Portfolio
Equity Risk
Futures Contracts	1,117,140	(192,522)
Total Equity Risk	1,117,140	(192,522)
Interest Rate Risk
Futures Contracts	(406,226)	215,179
Total Interest Rate Risk	(406,226)	215,179
Totals	710,914	22,657
VIP FundsManager 30% Portfolio
Interest Rate Risk
Futures Contracts	(19,095)	10,221
Total Interest Rate Risk	(19,095)	10,221
Totals	(19,095)	10,221
VIP FundsManager 40% Portfolio
Interest Rate Risk
Futures Contracts	(37,231)	19,825
Total Interest Rate Risk	(37,231)	19,825
Totals	(37,231)	19,825
VIP FundsManager 50% Portfolio
Equity Risk
Futures Contracts	6,230,472	(1,093,914)
Total Equity Risk	6,230,472	(1,093,914)
Interest Rate Risk
Futures Contracts	(2,331,208)	1,223,830
Total Interest Rate Risk	(2,331,208)	1,223,830
Totals	3,899,264	129,916
VIP FundsManager 60% Portfolio
Equity Risk
Futures Contracts	11,963,716	(2,092,012)
Total Equity Risk	11,963,716	(2,092,012)
Interest Rate Risk
Futures Contracts	(4,571,452)	2,419,300
Total Interest Rate Risk	(4,571,452)	2,419,300
Totals	7,392,264	327,288
VIP FundsManager 70% Portfolio
Equity Risk
Futures Contracts	4,115,715	(718,865)
Total Equity Risk	4,115,715	(718,865)
Interest Rate Risk
Futures Contracts	(1,615,144)	856,100
Total Interest Rate Risk	(1,615,144)	856,100
Totals	2,500,571	137,235
VIP FundsManager 85% Portfolio
Equity Risk
Futures Contracts	3,921,612	(591,347)
Total Equity Risk	3,921,612	(591,347)
Interest Rate Risk
Futures Contracts	(744,084)	396,828
Total Interest Rate Risk	(744,084)	396,828
Totals	3,177,528	(194,519)

If there are any open positions at period end, a summary of the value of derivatives by primary risk exposure is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market, bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily. Subsequent payments from or to a fund are made as needed depending on the fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
VIP FundsManager 20% Portfolio	77,026,658	100,292,812
VIP FundsManager 30% Portfolio	17,882,917	5,642,611
VIP FundsManager 40% Portfolio	22,267,274	9,775,759
VIP FundsManager 50% Portfolio	443,876,778	667,849,945
VIP FundsManager 60% Portfolio	731,823,213	1,004,333,341
VIP FundsManager 70% Portfolio	249,454,832	319,347,438
VIP FundsManager 85% Portfolio	178,980,265	152,589,930
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) provides the Funds with investment management related services. For these services each Fund pays a monthly management fee to the investment adviser. The management fee is based on an annual rate of .15% of each fund's average net assets. Under the management contract, the investment adviser pays all other fund-level operating expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense. The management fee is reduced by an amount equal to the fees and expenses paid by the Funds to the independent Trustees.

During the period, the investment adviser waived a portion of its management fee as described in the Expense Reductions note.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Funds have adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were reallowed to insurance companies for the distribution of shares and providing shareholder support services were as follows:

	Service Class ($)	Service Class 2 ($)	Total ($)
VIP FundsManager 20% Portfolio	31	19,717	19,748
VIP FundsManager 30% Portfolio	194	485	679
VIP FundsManager 40% Portfolio	203	508	711
VIP FundsManager 50% Portfolio	32	102,345	102,377
VIP FundsManager 60% Portfolio	82,490	748,492	830,982
VIP FundsManager 70% Portfolio	42	97,740	97,782
VIP FundsManager 85% Portfolio	62	85,659	85,721

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below. During the period, there were no interfund trades.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
VIP FundsManager 20% Portfolio	204,823	502,683	68,640
VIP FundsManager 30% Portfolio	134,006	342,858	4,508
VIP FundsManager 40% Portfolio	248,756	630,966	2,073
VIP FundsManager 50% Portfolio	771,104	10,519,726	1,651,569
VIP FundsManager 60% Portfolio	636,070	10,067,994	1,747,681
VIP FundsManager 70% Portfolio	185,980	1,912,604	309,607
VIP FundsManager 85% Portfolio	2,395,721	290,115	74,060
7. Expense Reductions.
The investment adviser contractually agreed to waive each Fund's management fee in an amount equal to .05% of each Fund's average net assets until April 30, 2027. During the period, each Fund's management fees were reduced by the following amounts:

Management Fee Waiver ($)
VIP FundsManager 20% Portfolio	172,543
VIP FundsManager 30% Portfolio	8,880
VIP FundsManager 40% Portfolio	16,292
VIP FundsManager 50% Portfolio	993,995
VIP FundsManager 60% Portfolio	1,978,310
VIP FundsManager 70% Portfolio	698,785
VIP FundsManager 85% Portfolio	324,908

In addition, FMR has contractually agreed to reimburse 0.10% of class-level expenses for each Fund's Service Class and Service Class 2. During the period, this reimbursement reduced each Fund's Service Class and Service Class 2's expenses by the following amounts:

Reimbursement ($)
VIP FundsManager 20% Portfolio
Service Class	31
Service Class 2	7,887
VIP FundsManager 30% Portfolio
Service Class	194
Service Class 2	194
VIP FundsManager 40% Portfolio
Service Class	204
Service Class 2	203
VIP FundsManager 50% Portfolio
Service Class	32
Service Class 2	40,938
VIP FundsManager 60% Portfolio
Service Class	82,490
Service Class 2	299,397
VIP FundsManager 70% Portfolio
Service Class	42
Service Class 2	39,096
VIP FundsManager 85% Portfolio
Service Class	62
Service Class 2	34,263

Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's or class' expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits ($)
VIP FundsManager 20% Portfolio	495
VIP FundsManager 30% Portfolio	561
VIP FundsManager 40% Portfolio	405
VIP FundsManager 50% Portfolio	17
VIP FundsManager 70% Portfolio	51
VIP FundsManager 85% Portfolio	44
8. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2026	Year ended December 31, 2025
VIP FundsManager 20% Portfolio
Distributions to shareholders
Service Class	$11	$2,236
Service Class 2	2,827	515,251
Investor Class	118,229	24,066,490
Total	$121,067	$24,583,977
VIP FundsManager 30% Portfolio
Distributions to shareholders
Service Class	$1,265	$12,720
Service Class 2	1,265	12,188
Investor Class	94,563	875,557
Total	$97,093	$900,465
VIP FundsManager 40% Portfolio
Distributions to shareholders
Service Class	$1,532	$ 11,555
Service Class 2	1,532	10,989
Investor Class	233,426	1,454,072
Total	$236,490	$1,476,616
VIP FundsManager 50% Portfolio
Distributions to shareholders
Service Class	$2,400	$1,636
Service Class 2	3,067,501	1,949,079
Investor Class	145,829,927	99,115,971
Total	$148,899,828	$101,066,686
VIP FundsManager 60% Portfolio
Distributions to shareholders
Service Class	$4,565,994	$3,761,416
Service Class 2	17,304,406	14,439,860
Investor Class	202,339,227	173,230,041
Total	$224,209,627	$191,431,317
VIP FundsManager 70% Portfolio
Distributions to shareholders
Service Class	$2,393	$2,179
Service Class 2	2,220,583	1,930,501
Investor Class	75,957,113	67,873,047
Total	$78,180,089	$69,805,727
VIP FundsManager 85% Portfolio
Distributions to shareholders
Service Class	$3,527	$3,656
Service Class 2	1,937,667	1,864,732
Investor Class	34,402,124	32,557,574
Total	$36,343,318	$34,425,962
9. Share Transactions.
Transactions for each class of shares were as follows and may contain in-kind transactions:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2026	Year ended December 31, 2025	Six months ended June 30, 2026	Year ended December 31, 2025
VIP FundsManager 20% Portfolio
Service Class
Shares sold	389	641	$4,448	$7,121
Reinvestment of distributions	-	16	1	182
Shares redeemed	(379)	(768)	(4,321)	(8,483)
Net increase (decrease)	10	(111)	$128	$(1,180)
Service Class 2
Shares sold	247,250	341,111	$2,804,442	$3,755,070
Reinvestment of distributions	248	46,134	2,827	515,251
Shares redeemed	(237,584)	(197,574)	(2,701,292)	(2,162,628)
Net increase (decrease)	9,914	189,671	$105,977	$2,107,693
Investor Class
Shares sold	1,347,797	2,041,553	$15,335,504	$22,743,655
Reinvestment of distributions	10,362	2,147,866	118,229	24,066,490
Shares redeemed	(3,637,376)	(6,522,559)	(41,637,022)	(72,052,855)
Net increase (decrease)	(2,279,217)	(2,333,140)	$(26,183,289)	$(25,242,710)
VIP FundsManager 30% Portfolio
Investor Class
Shares sold	1,288,253	1,472,594	$15,021,185	$16,286,018
Reinvestment of distributions	8,043	75,668	93,294	862,798
Shares redeemed	(190,977)	(478,864)	(2,231,072)	(5,285,625)
Net increase (decrease)	1,105,319	1,069,398	$12,883,407	$11,863,191
VIP FundsManager 40% Portfolio
Investor Class
Shares sold	1,361,789	2,904,151	$16,470,241	$33,552,057
Reinvestment of distributions	19,117	121,397	231,890	1,442,481
Shares redeemed	(270,458)	(701,074)	(3,236,936)	(7,849,287)
Net increase (decrease)	1,110,448	2,324,474	$13,465,195	$27,145,251
VIP FundsManager 50% Portfolio
Service Class
Shares sold	16	24	$209	$314
Shares redeemed	(16)	(25)	(209)	(313)
Net increase (decrease)	-	(1)	$-	$1
Service Class 2
Shares sold	414,018	734,201	$5,580,820	$9,081,473
Reinvestment of distributions	232,386	146,495	3,067,501	1,949,079
Shares redeemed	(530,958)	(1,375,112)	(7,131,268)	(17,105,956)
Net increase (decrease)	115,446	(494,416)	$1,517,053	$(6,075,404)
Investor Class
Shares sold	1,377,892	1,553,760	$18,433,971	$19,883,513
Reinvestment of distributions	10,989,444	7,410,218	145,829,926	99,115,971
Shares redeemed	(17,345,853)	(42,672,938)	(234,063,210)	(541,058,496)
Net increase (decrease)	(4,978,517)	(33,708,960)	$(69,799,313)	$(422,059,012)
VIP FundsManager 60% Portfolio
Service Class
Shares sold	1,866,226	3,327,530	$22,348,082	$36,439,736
Reinvestment of distributions	387,466	325,101	4,564,350	3,759,991
Shares redeemed	(971,875)	(1,843,419)	(11,554,267)	(20,268,245)
Net increase (decrease)	1,281,817	1,809,212	$15,358,165	$19,931,482
Service Class 2
Shares sold	563,287	1,457,180	$6,752,679	$16,113,038
Reinvestment of distributions	1,476,485	1,259,799	17,304,406	14,439,860
Shares redeemed	(4,435,564)	(7,593,447)	(52,805,515)	(83,873,528)
Net increase (decrease)	(2,395,792)	(4,876,468)	$(28,748,430)	$(53,320,630)
Investor Class
Shares sold	20,473,185	38,654,534	$247,182,773	$423,268,166
Reinvestment of distributions	17,191,098	15,007,567	202,339,227	173,230,041
Shares redeemed	(31,063,997)	(58,057,887)	(374,678,791)	(639,101,293)
Net increase (decrease)	6,600,286	(4,395,786)	$74,843,209	$(42,603,086)
VIP FundsManager 70% Portfolio
Service Class
Shares sold	78	234	$1,202	$3,307
Reinvestment of distributions	2	2	27	27
Shares redeemed	(131)	(237)	(2,018)	(3,309)
Net increase (decrease)	(51)	(1)	$(789)	$25
Service Class 2
Shares sold	170,348	248,704	$2,646,369	$3,472,592
Reinvestment of distributions	147,059	134,251	2,220,583	1,930,500
Shares redeemed	(323,067)	(611,648)	(4,963,467)	(8,506,775)
Net increase (decrease)	(5,660)	(228,693)	$(96,515)	$(3,103,683)
Investor Class
Shares sold	3,070,375	7,174,239	$47,321,115	$101,251,313
Reinvestment of distributions	4,997,179	4,669,508	75,957,113	67,873,047
Shares redeemed	(4,425,311)	(7,201,696)	(68,336,968)	(100,765,800)
Net increase (decrease)	3,642,243	4,642,051	$54,941,260	$68,358,560
VIP FundsManager 85% Portfolio
Service Class
Shares sold	83	181	$1,335	$2,593
Reinvestment of distributions	222	246	3,527	3,656
Shares redeemed	(482)	(1,070)	(7,789)	(15,331)
Net increase (decrease)	(177)	(643)	$(2,927)	$(9,082)
Service Class 2
Shares sold	231,231	288,276	$3,667,400	$4,124,265
Reinvestment of distributions	124,130	127,788	1,937,667	1,864,731
Shares redeemed	(182,021)	(613,072)	(2,890,396)	(8,747,148)
Net increase (decrease)	173,340	(197,008)	$2,714,671	$(2,758,152)
Investor Class
Shares sold	4,534,682	8,213,068	$73,007,784	$118,951,847
Reinvestment of distributions	2,180,109	2,193,874	34,402,124	32,557,574
Shares redeemed	(1,937,957)	(4,176,631)	(31,572,924)	(59,860,902)
Net increase (decrease)	4,776,834	6,230,311	$75,836,984	$91,648,519
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

Funds do not invest in underlying mutual funds for the purpose of exercising management or control; however, investments by funds within their principal investment strategies may represent a significant portion of the underlying mutual fund's net assets. At the end of the period, certain Funds were the owners of record of 10% or more of the total outstanding shares of the following underlying mutual funds as shown below.

Fund	VIP FundsManager 50% Portfolio	VIP FundsManager 60% Portfolio	VIP FundsManager 70% Portfolio	VIP FundsManager 85% Portfolio
Fidelity Commodity Strategy Fund	20%	42%	15%	-
Fidelity Hedged Equity Fund	-	11%	-	-
VIP Investment Grade Bond II Portfolio	19%	32%	-	-
VIP Stock Selector Portfolio	19%	48%	20%	12%
VIP Value Strategies Portfolio	-	10%	-	-

The Funds, in aggregate, were the owners of record of more than 20% of the total outstanding shares of the following underlying mutual funds.

Fund	% of shares held
Fidelity Commodity Strategy Fund	90%
Fidelity Hedged Equity Fund	24%
Fidelity Total International Equity Fund	21%
VIP Investment Grade Bond II Portfolio	65%
VIP Stock Selector Portfolio	99%
VIP Value Strategies Portfolio	22%

In addition, at the end of the period the investment adviser or its affiliates were owners of record of more than 10% and certain otherwise unaffiliated shareholders were owners of record of more than 10%, respectively, of the outstanding shares of the following Funds:

	Affiliated %	Number ofUnaffiliated Shareholders	Unaffiliated Shareholders %
VIP FundsManager 20% Portfolio	98%	-	-
VIP FundsManager 30% Portfolio	100%	-	-
VIP FundsManager 40% Portfolio	100%	-	-
VIP FundsManager 50% Portfolio	49%	-	-
VIP FundsManager 60% Portfolio	31%	3	46%
VIP FundsManager 70% Portfolio	97%	-	-
VIP FundsManager 85% Portfolio	95%	-	-
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.833444.120
VIPFM-SANN-0826
Fidelity® Variable Insurance Products:

VIP Freedom Lifetime Income® I Portfolio
VIP Freedom Lifetime Income® II Portfolio
VIP Freedom Lifetime Income® III Portfolio

Semi-Annual Report
June 30, 2026
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Funds nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
VIP Freedom Lifetime Income® I Portfolio
Schedule of Investments June 30, 2026 (Unaudited)
Showing Percentage of Net Assets
Bond Funds - 57.4%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	134,438	1,240,864
Fidelity International Bond Index Fund (a)	38,569	356,375
Fidelity Long-Term Treasury Bond Index Fund (a)	24,753	227,235
VIP High Income Portfolio - Investor Class (a)	19,358	96,598
VIP Investment Grade Bond II Portfolio - Investor Class (a)	280,117	2,669,517
TOTAL BOND FUNDS (Cost $4,707,797)		4,590,589

Domestic Equity Funds - 16.4%
	Shares	Value ($)
Fidelity Commodity Strategy Fund (a)	1,401	157,314
VIP Contrafund Portfolio - Investor Class (a)	3,148	204,063
VIP Equity Income Portfolio - Investor Class (a)	5,112	163,068
VIP Growth & Income Portfolio - Investor Class (a)	6,314	225,087
VIP Growth Portfolio - Investor Class (a)	3,102	339,172
VIP Mid Cap Portfolio - Investor Class (a)	1,093	51,768
VIP Value Portfolio - Investor Class (a)	5,093	114,295
VIP Value Strategies Portfolio - Investor Class (a)	2,865	56,676
TOTAL DOMESTIC EQUITY FUNDS (Cost $889,766)		1,311,443

International Equity Funds - 15.9%
	Shares	Value ($)
VIP Emerging Markets Portfolio - Investor Class (a)	24,608	491,176
VIP Overseas Portfolio - Investor Class (a)	26,843	783,008
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $768,607)		1,274,184

Money Market Funds - 10.3%
	Yield (%)	Shares	Value ($)
VIP Government Money Market Portfolio - Investor Class (a)(b) (Cost $819,956)	3.45	819,956	819,956

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $7,186,126)	7,996,172
NET OTHER ASSETS (LIABILITIES) - 0.0%	(2)
NET ASSETS - 100.0%	7,996,170

Legend

(a)	Affiliated fund.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Commodity Strategy Fund	93,090	96,891	41,690	-	(497)	9,520	157,314	1,401
Fidelity Inflation-Protected Bond Index Fund	1,248,051	73,391	95,185	131	(4,949)	19,556	1,240,864	134,438
Fidelity International Bond Index Fund	285,931	84,156	16,180	2,511	(81)	2,549	356,375	38,569
Fidelity Long-Term Treasury Bond Index Fund	236,440	118,782	126,645	3,096	(12,560)	11,218	227,235	24,753
VIP Contrafund Portfolio - Investor Class	153,426	42,684	10,228	1,704	261	17,920	204,063	3,148
VIP Emerging Markets Portfolio - Investor Class	313,224	127,675	48,056	5,545	3,670	94,663	491,176	24,608
VIP Equity Income Portfolio - Investor Class	124,423	40,108	13,946	1,141	85	12,398	163,068	5,112
VIP Government Money Market Portfolio - Investor Class	1,144,817	56,058	380,919	16,994	-	-	819,956	819,956
VIP Growth & Income Portfolio - Investor Class	170,784	54,791	15,432	2,107	343	14,601	225,087	6,314
VIP Growth Portfolio - Investor Class	254,518	74,299	30,089	-	238	40,206	339,172	3,102
VIP High Income Portfolio - Investor Class	97,672	2,942	6,939	-	64	2,859	96,598	19,358
VIP Investment Grade Bond II Portfolio - Investor Class	3,069,656	28,752	447,805	963	(21,810)	40,724	2,669,517	280,117
VIP Mid Cap Portfolio - Investor Class	39,042	4,983	3,681	298	273	11,151	51,768	1,093
VIP Overseas Portfolio - Investor Class	686,798	188,988	145,323	11,208	1,362	51,183	783,008	26,843
VIP Value Portfolio - Investor Class	86,890	18,278	6,262	979	67	15,322	114,295	5,093
VIP Value Strategies Portfolio - Investor Class	43,066	6,324	4,115	-	210	11,191	56,676	2,865
	8,047,828	1,019,102	1,392,495	46,677	(33,324)	355,061	7,996,172

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	4,590,589	4,590,589	-	-

Domestic Equity Funds	1,311,443	1,311,443	-	-

International Equity Funds	1,274,184	1,274,184	-	-

Money Market Funds	819,956	819,956	-	-
Total Investments in Securities:	7,996,172	7,996,172	-	-
VIP Freedom Lifetime Income® I Portfolio
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of June 30, 2026 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $7,186,126)	$7,996,172

Total Investment in Securities (cost $7,186,126)		$7,996,172
Receivable for investments sold		240,583
Total assets		8,236,755
Liabilities
Payable for investments purchased	$240,451
Payable for fund shares redeemed	134
Total liabilities		240,585
Net Assets		$7,996,170
Net Assets consist of:
Paid in capital		$7,218,035
Total accumulated earnings (loss)		778,135
Net Assets		$7,996,170
Net Asset Value, offering price and redemption price per share ($7,996,170 ÷ 711,713 shares)		$11.24
Statement of Operations
Six months ended June 30, 2026 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$23,738
Expenses
Independent trustees' fees and expenses	$8
Total expenses		8
Net Investment income (loss)		23,730
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(33,324)
Capital gain distributions from underlying funds:
Affiliated issuers	22,939
Total net realized gain (loss)		(10,385)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	355,061
Total change in net unrealized appreciation (depreciation)		355,061
Net gain (loss)		344,676
Net increase (decrease) in net assets resulting from operations		$368,406
Statement of Changes in Net Assets

	Six months ended June 30, 2026 (Unaudited)	Year ended December 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$23,730	$277,434
Net realized gain (loss)	(10,385)	158,749
Change in net unrealized appreciation (depreciation)	355,061	323,300
Net increase (decrease) in net assets resulting from operations	368,406	759,483
Distributions to shareholders	(116,686)	(277,209)

Share transactions
Proceeds from sales of shares	-	13,941
Reinvestment of distributions	116,686	277,209
Cost of shares redeemed	(420,062)	(1,130,511)

Net increase (decrease) in net assets resulting from share transactions	(303,376)	(839,361)
Total increase (decrease) in net assets	(51,656)	(357,087)

Net Assets
Beginning of period	8,047,826	8,404,913
End of period	$7,996,170	$8,047,826

Other Information
Shares
Sold	-	1,241
Issued in reinvestment of distributions	10,627	25,726
Redeemed	(38,202)	(105,122)
Net increase (decrease)	(27,575)	(78,155)

Financial Highlights
VIP Freedom Lifetime Income® I Portfolio

	Six months ended June 30, 2026 (Unaudited)	Years ended December 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$10.89	$10.28	$10.26	$9.93	$12.01	$12.11
Income from Investment Operations
Net investment income (loss) A,B	.03	.36	.36	.35	.27	.22
Net realized and unrealized gain (loss)	.48	.63	.08	.42	(1.66)	.17
Total from investment operations	.51	.99	.44	.77	(1.39)	.39
Distributions from net investment income	(.05)	(.38)	(.41)	(.44)	(.24)	(.13)
Distributions from net realized gain	(.12)	- C	(.01)	-	(.45)	(.36)
Total distributions	(.16) D	(.38)	(.42)	(.44)	(.69)	(.49)
Net asset value, end of period	$11.24	$10.89	$10.28	$10.26	$9.93	$12.01
Total Return E,F	4.72%	9.70%	4.28%	7.89%	(12.01)%	3.26%
Ratios to Average Net Assets B,G,H
Expenses before reductions I	-% J	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any I	- % J	-%	-%	-%	-%	-%
Expenses net of all reductions, if any I	-% J	-%	-%	-%	-%	-%
Net investment income (loss)	.59% J	3.37%	3.44%	3.43%	2.59%	1.83%
Supplemental Data
Net assets, end of period (000 omitted)	$7,996	$8,048	$8,405	$8,972	$9,355	$11,934
Portfolio turnover rate K	25 % J	26%	20%	17%	63%	18%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAmount represents less than .005%.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Freedom Lifetime Income® II Portfolio
Schedule of Investments June 30, 2026 (Unaudited)
Showing Percentage of Net Assets
Bond Funds - 56.8%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	413,130	3,813,191
Fidelity International Bond Index Fund (a)	124,175	1,147,375
Fidelity Long-Term Treasury Bond Index Fund (a)	87,443	802,727
VIP High Income Portfolio - Investor Class (a)	61,910	308,932
VIP Investment Grade Bond II Portfolio - Investor Class (a)	886,802	8,451,222
TOTAL BOND FUNDS (Cost $14,931,074)		14,523,447

Domestic Equity Funds - 18.3%
	Shares	Value ($)
Fidelity Commodity Strategy Fund (a)	3,978	446,591
VIP Contrafund Portfolio - Investor Class (a)	11,561	749,372
VIP Equity Income Portfolio - Investor Class (a)	18,767	598,676
VIP Growth & Income Portfolio - Investor Class (a)	23,182	826,432
VIP Growth Portfolio - Investor Class (a)	11,391	1,245,580
VIP Mid Cap Portfolio - Investor Class (a)	4,014	190,082
VIP Value Portfolio - Investor Class (a)	18,699	419,615
VIP Value Strategies Portfolio - Investor Class (a)	10,519	208,075
TOTAL DOMESTIC EQUITY FUNDS (Cost $2,539,208)		4,684,423

International Equity Funds - 17.4%
	Shares	Value ($)
VIP Emerging Markets Portfolio - Investor Class (a)	84,839	1,693,387
VIP Overseas Portfolio - Investor Class (a)	94,258	2,749,495
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $2,521,220)		4,442,882

Money Market Funds - 7.5%
	Yield (%)	Shares	Value ($)
VIP Government Money Market Portfolio - Investor Class (a)(b) (Cost $1,930,913)	3.45	1,930,913	1,930,913

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $21,922,415)	25,581,665
NET OTHER ASSETS (LIABILITIES) - 0.0%	(6)
NET ASSETS - 100.0%	25,581,659

Legend

(a)	Affiliated fund.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Commodity Strategy Fund	272,363	276,654	129,575	-	(755)	27,904	446,591	3,978
Fidelity Inflation-Protected Bond Index Fund	3,726,320	323,159	279,807	397	(9,461)	52,980	3,813,191	413,130
Fidelity International Bond Index Fund	939,554	248,493	48,708	8,108	(258)	8,294	1,147,375	124,175
Fidelity Long-Term Treasury Bond Index Fund	818,330	384,777	395,277	11,292	(54,182)	49,079	802,727	87,443
VIP Contrafund Portfolio - Investor Class	642,981	104,521	67,114	6,971	3,215	65,769	749,372	11,561
VIP Emerging Markets Portfolio - Investor Class	1,174,083	359,303	192,888	20,423	26,706	326,183	1,693,387	84,839
VIP Equity Income Portfolio - Investor Class	521,460	83,889	56,536	4,669	1,534	48,329	598,676	18,767
VIP Government Money Market Portfolio - Investor Class	2,669,669	167,889	906,645	39,691	-	-	1,930,913	1,930,913
VIP Growth & Income Portfolio - Investor Class	715,724	114,512	61,999	8,625	995	57,200	826,432	23,182
VIP Growth Portfolio - Investor Class	1,066,643	190,824	167,045	-	7,734	147,424	1,245,580	11,391
VIP High Income Portfolio - Investor Class	309,607	12,507	22,458	-	(1,455)	10,731	308,932	61,910
VIP Investment Grade Bond II Portfolio - Investor Class	9,343,099	234,388	1,183,973	2,954	(41,532)	99,240	8,451,222	886,802
VIP Mid Cap Portfolio - Investor Class	163,613	12,997	31,109	1,221	3,290	41,291	190,082	4,014
VIP Overseas Portfolio - Investor Class	2,592,433	525,947	557,325	41,176	13,059	175,381	2,749,495	94,258
VIP Value Portfolio - Investor Class	364,127	33,810	39,217	4,007	2,297	58,598	419,615	18,699
VIP Value Strategies Portfolio - Investor Class	180,477	12,681	30,234	-	3,671	41,480	208,075	10,519
	25,500,483	3,086,351	4,169,910	149,534	(45,142)	1,209,883	25,581,665

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	14,523,447	14,523,447	-	-

Domestic Equity Funds	4,684,423	4,684,423	-	-

International Equity Funds	4,442,882	4,442,882	-	-

Money Market Funds	1,930,913	1,930,913	-	-
Total Investments in Securities:	25,581,665	25,581,665	-	-
VIP Freedom Lifetime Income® II Portfolio
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of June 30, 2026 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $21,922,415)	$25,581,665

Total Investment in Securities (cost $21,922,415)		$25,581,665
Receivable for investments sold		713,418
Total assets		26,295,083
Liabilities
Payable for investments purchased	$712,997
Payable for fund shares redeemed	427
Total liabilities		713,424
Net Assets		$25,581,659
Net Assets consist of:
Paid in capital		$21,945,503
Total accumulated earnings (loss)		3,636,156
Net Assets		$25,581,659
Net Asset Value, offering price and redemption price per share ($25,581,659 ÷ 2,020,791 shares)		$12.66
Statement of Operations
Six months ended June 30, 2026 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$62,618
Expenses
Independent trustees' fees and expenses	$25
Total expenses		25
Net Investment income (loss)		62,593
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(45,142)
Capital gain distributions from underlying funds:
Affiliated issuers	86,916
Total net realized gain (loss)		41,774
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	1,209,883
Total change in net unrealized appreciation (depreciation)		1,209,883
Net gain (loss)		1,251,657
Net increase (decrease) in net assets resulting from operations		$1,314,250
Statement of Changes in Net Assets

	Six months ended June 30, 2026 (Unaudited)	Year ended December 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$62,593	$819,124
Net realized gain (loss)	41,774	832,762
Change in net unrealized appreciation (depreciation)	1,209,883	965,463
Net increase (decrease) in net assets resulting from operations	1,314,250	2,617,349
Distributions to shareholders	(875,649)	(1,398,315)

Share transactions
Proceeds from sales of shares	4,148	182,309
Reinvestment of distributions	875,649	1,398,315
Cost of shares redeemed	(1,237,214)	(2,614,561)

Net increase (decrease) in net assets resulting from share transactions	(357,417)	(1,033,937)
Total increase (decrease) in net assets	81,184	185,097

Net Assets
Beginning of period	25,500,475	25,315,378
End of period	$25,581,659	$25,500,475

Other Information
Shares
Sold	335	14,221
Issued in reinvestment of distributions	71,018	115,585
Redeemed	(99,600)	(212,944)
Net increase (decrease)	(28,247)	(83,138)

Financial Highlights
VIP Freedom Lifetime Income® II Portfolio

	Six months ended June 30, 2026 (Unaudited)	Years ended December 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$12.45	$11.87	$11.67	$11.04	$13.96	$13.83
Income from Investment Operations
Net investment income (loss) A,B	.03	.39	.38	.35	.29	.25
Net realized and unrealized gain (loss)	.61	.88	.27	.72	(2.12)	.60
Total from investment operations	.64	1.27	.65	1.07	(1.83)	.85
Distributions from net investment income	(.05)	(.40)	(.42)	(.44)	(.26)	(.15)
Distributions from net realized gain	(.38)	(.28)	(.02)	-	(.83)	(.57)
Total distributions	(.43)	(.69) C	(.45) C	(.44)	(1.09)	(.72)
Net asset value, end of period	$12.66	$12.45	$11.87	$11.67	$11.04	$13.96
Total Return D,E	5.26%	10.90%	5.57%	9.80%	(13.83)%	6.27%
Ratios to Average Net Assets B,F,G
Expenses before reductions H	-% I	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any H	- % I	-%	-%	-%	-%	-%
Expenses net of all reductions, if any H	-% I	-%	-%	-%	-%	-%
Net investment income (loss)	.49% I	3.22%	3.13%	3.07%	2.43%	1.78%
Supplemental Data
Net assets, end of period (000 omitted)	$25,582	$25,500	$25,315	$26,325	$26,287	$33,250
Portfolio turnover rate J	24 % I	27%	23%	18%	63%	23%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount represents less than .005%.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Freedom Lifetime Income® III Portfolio
Schedule of Investments June 30, 2026 (Unaudited)
Showing Percentage of Net Assets
Bond Funds - 51.1%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	438,665	4,048,881
Fidelity International Bond Index Fund (a)	136,107	1,257,624
Fidelity Long-Term Treasury Bond Index Fund (a)	155,346	1,426,081
VIP High Income Portfolio - Investor Class (a)	74,657	372,541
VIP Investment Grade Bond II Portfolio - Investor Class (a)	912,143	8,692,720
TOTAL BOND FUNDS (Cost $16,258,211)		15,797,847

Domestic Equity Funds - 26.0%
	Shares	Value ($)
Fidelity Commodity Strategy Fund (a)	3,336	374,478
VIP Contrafund Portfolio - Investor Class (a)	20,855	1,351,790
VIP Equity Income Portfolio - Investor Class (a)	33,845	1,079,654
VIP Growth & Income Portfolio - Investor Class (a)	41,810	1,490,532
VIP Growth Portfolio - Investor Class (a)	20,548	2,246,965
VIP Mid Cap Portfolio - Investor Class (a)	7,241	342,839
VIP Value Portfolio - Investor Class (a)	33,722	756,719
VIP Value Strategies Portfolio - Investor Class (a)	18,970	375,232
TOTAL DOMESTIC EQUITY FUNDS (Cost $3,956,539)		8,018,209

International Equity Funds - 22.9%
	Shares	Value ($)
VIP Emerging Markets Portfolio - Investor Class (a)	131,086	2,616,473
VIP Overseas Portfolio - Investor Class (a)	152,928	4,460,905
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $3,994,859)		7,077,378

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $24,209,609)	30,893,434
NET OTHER ASSETS (LIABILITIES) - 0.0%	(4)
NET ASSETS - 100.0%	30,893,430

Legend

(a)	Affiliated fund.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Commodity Strategy Fund	252,394	246,732	150,783	-	1,444	24,691	374,478	3,336
Fidelity Inflation-Protected Bond Index Fund	3,718,921	575,592	288,664	403	(17,202)	60,234	4,048,881	438,665
Fidelity International Bond Index Fund	986,541	320,261	57,655	8,257	(1,070)	9,547	1,257,624	136,107
Fidelity Long-Term Treasury Bond Index Fund	1,408,568	492,668	464,697	22,511	(117,959)	107,501	1,426,081	155,346
VIP Contrafund Portfolio - Investor Class	1,279,681	107,931	162,431	13,746	6,871	119,738	1,351,790	20,855
VIP Emerging Markets Portfolio - Investor Class	1,981,502	393,610	322,292	33,982	52,874	510,779	2,616,473	131,086
VIP Equity Income Portfolio - Investor Class	1,037,852	77,283	131,269	9,103	18,243	77,545	1,079,654	33,845
VIP Government Money Market Portfolio - Investor Class	353,307	159,445	512,752	2,494	-	-	-	-
VIP Growth & Income Portfolio - Investor Class	1,424,454	88,959	132,231	16,999	3,886	105,464	1,490,532	41,810
VIP Growth Portfolio - Investor Class	2,122,971	206,840	370,599	-	24,006	263,747	2,246,965	20,548
VIP High Income Portfolio - Investor Class	364,736	26,477	29,587	-	(150)	11,065	372,541	74,657
VIP Investment Grade Bond II Portfolio - Investor Class	9,223,131	483,522	1,071,554	2,960	(34,332)	91,953	8,692,720	912,143
VIP Mid Cap Portfolio - Investor Class	325,621	14,996	82,136	2,405	15,741	68,617	342,839	7,241
VIP Overseas Portfolio - Investor Class	4,447,237	567,012	860,055	68,289	31,381	275,330	4,460,905	152,928
VIP Value Portfolio - Investor Class	724,679	28,289	112,436	7,896	12,073	104,114	756,719	33,722
VIP Value Strategies Portfolio - Investor Class	359,183	13,300	83,513	-	16,919	69,343	375,232	18,970
	30,010,778	3,802,917	4,832,654	189,045	12,725	1,899,668	30,893,434

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	15,797,847	15,797,847	-	-

Domestic Equity Funds	8,018,209	8,018,209	-	-

International Equity Funds	7,077,378	7,077,378	-	-
Total Investments in Securities:	30,893,434	30,893,434	-	-
VIP Freedom Lifetime Income® III Portfolio
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of June 30, 2026 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $24,209,609)	$30,893,434

Total Investment in Securities (cost $24,209,609)		$30,893,434
Receivable for investments sold		790,721
Total assets		31,684,155
Liabilities
Payable for investments purchased	$790,213
Payable for fund shares redeemed	508
Other payables and accrued expenses	4
Total liabilities		790,725
Net Assets		$30,893,430
Net Assets consist of:
Paid in capital		$24,128,040
Total accumulated earnings (loss)		6,765,390
Net Assets		$30,893,430
Net Asset Value, offering price and redemption price per share ($30,893,430 ÷ 2,175,064 shares)		$14.20
Statement of Operations
Six months ended June 30, 2026 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$36,970
Expenses
Independent trustees' fees and expenses	$30
Total expenses		30
Net Investment income (loss)		36,940
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	12,725
Capital gain distributions from underlying funds:
Affiliated issuers	152,075
Total net realized gain (loss)		164,800
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	1,899,668
Total change in net unrealized appreciation (depreciation)		1,899,668
Net gain (loss)		2,064,468
Net increase (decrease) in net assets resulting from operations		$2,101,408
Statement of Changes in Net Assets

	Six months ended June 30, 2026 (Unaudited)	Year ended December 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$36,940	$806,274
Net realized gain (loss)	164,800	1,502,780
Change in net unrealized appreciation (depreciation)	1,899,668	1,445,338
Net increase (decrease) in net assets resulting from operations	2,101,408	3,754,392
Distributions to shareholders	(1,490,140)	(2,111,313)

Share transactions
Proceeds from sales of shares	24,853	36,139
Reinvestment of distributions	1,490,140	2,111,313
Cost of shares redeemed	(1,243,607)	(2,609,114)

Net increase (decrease) in net assets resulting from share transactions	271,386	(461,662)
Total increase (decrease) in net assets	882,654	1,181,417

Net Assets
Beginning of period	30,010,776	28,829,359
End of period	$30,893,430	$30,010,776

Other Information
Shares
Sold	1,769	2,533
Issued in reinvestment of distributions	108,849	159,610
Redeemed	(89,701)	(193,077)
Net increase (decrease)	20,917	(30,934)

Financial Highlights
VIP Freedom Lifetime Income® III Portfolio

	Six months ended June 30, 2026 (Unaudited)	Years ended December 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$13.93	$13.19	$12.72	$11.63	$15.29	$14.72
Income from Investment Operations
Net investment income (loss) A,B	.02	.37	.33	.30	.27	.26
Net realized and unrealized gain (loss)	.95	1.36	.65	1.17	(2.58)	1.15
Total from investment operations	.97	1.73	.98	1.47	(2.31)	1.41
Distributions from net investment income	(.05)	(.37)	(.37)	(.38)	(.26)	(.16)
Distributions from net realized gain	(.65)	(.61)	(.14)	-	(1.10)	(.67)
Total distributions	(.70)	(.99) C	(.51)	(.38)	(1.35) C	(.84) C
Net asset value, end of period	$14.20	$13.93	$13.19	$12.72	$11.63	$15.29
Total Return D,E	7.15%	13.62%	7.80%	12.73%	(16.04)%	9.78%
Ratios to Average Net Assets B,F,G
Expenses before reductions H	-% I	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any H	- % I	-%	-%	-%	-%	-%
Expenses net of all reductions, if any H	-% I	-%	-%	-%	-%	-%
Net investment income (loss)	.24% I	2.73%	2.51%	2.47%	2.18%	1.73%
Supplemental Data
Net assets, end of period (000 omitted)	$30,893	$30,011	$28,829	$28,621	$27,768	$36,135
Portfolio turnover rate J	25 % I	29%	25%	19%	61%	28%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount represents less than .005%.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended June 30, 2026

1. Organization.
VIP Freedom Lifetime Income I Portfolio, VIP Freedom Lifetime Income II Portfolio, and VIP Freedom Lifetime Income III Portfolio (the Funds) are funds of Variable Insurance Products Fund V (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. Shares of each Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. Each Fund is a fund of funds, and therefore invests in other funds instead of individual securities. Each Fund invests primarily in a combination of Fidelity U.S. equity funds, international equity funds, bond funds, and short-term funds.
2. Significant Accounting Policies.
Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Each Fund operates as a single operating segment. Each Fund's portfolio management team, part of the investment adviser, serves as the chief operating decision maker (CODM) and directs the Fund's investments in accordance with its investment objective and policies, with support from others responsible for oversight functions. The information reviewed by the CODM is consistent with each Fund's financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. The aggregate value of investments by input level as of June 30, 2026 is included at the end of each Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from any underlying mutual funds or exchange-traded funds are recorded on the ex-dividend date. Distributions from any underlying mutual funds or exchange-traded funds that are deemed to be return of capital are recorded as a reduction of cost of investments.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to short-term gain distributions from the Underlying Funds, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized depreciation ($)	Net unrealized appreciation (depreciation)($)
VIP Freedom Lifetime Income I Portfolio	7,234,608	938,348	(176,784)	761,564
VIP Freedom Lifetime Income II Portfolio	22,047,997	4,104,862	(571,194)	3,533,668
VIP Freedom Lifetime Income III Portfolio	24,344,421	7,207,219	(658,206)	6,549,013
3. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
VIP Freedom Lifetime Income I Portfolio	1,019,102	1,392,495
VIP Freedom Lifetime Income II Portfolio	3,086,351	4,169,910
VIP Freedom Lifetime Income III Portfolio	3,802,917	4,832,654
4. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) provides the Funds with investment management related services. The Funds do not pay any fees for these services. Under the management contract, the investment adviser pays all expenses, except the compensation of the independent Trustees, and certain miscellaneous expenses such as interest expense.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
5. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %
VIP Freedom Lifetime Income I Portfolio	100
VIP Freedom Lifetime Income II Portfolio	100
VIP Freedom Lifetime Income III Portfolio	100
6. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
VIP Freedom Lifetime Income I Portfolio
VIP Freedom Lifetime Income II Portfolio
VIP Freedom Lifetime Income III Portfolio
At its May 2026 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve an amended and restated management contract with Fidelity Management & Research Company LLC (FMR) (the Amended Contract) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requested and considered a broad range of information. The Board considered that each fund's Amended Contract will not take effect unless the Amended Contract for all of the funds are approved by the funds' respective shareholders.
The Board noted that, under each fund's current management contract, the funds do not pay a management fee to FMR. Instead, the Board noted, each fund currently indirectly incurs a portion of the management fee and other expenses of each underlying fund in which each fund invests (Existing Underlying Funds) and that such expenses are currently reflected in each fund's expense ratio as acquired fund fees and expenses. The Board considered that, under each fund's Amended Contract, each class will pay a monthly management fee to FMR at an annual rate for the class and each fund would invest in different underlying funds (New Underlying Funds) that do not have management fees or other expenses, with certain limited exceptions.
Nature, Extent, and Quality of Services Provided. The Board previously received and considered materials relating to the nature, extent and quality of services to be provided by FMR and certain of its affiliates to each fund, including the resources dedicated to investment management and support services, shareholder and administrative services, and the benefits to shareholders of investment in a large fund family, in connection with its renewal of each fund's current management contract at the September 2025 meeting. At the meeting, the Board concluded that the nature, extent and quality of the services provided to the fund under the existing management contract should continue to benefit the fund's shareholders. In connection with its approval of the Amended Contracts at its May 2026 meeting, the Board noted that such approval would not change each fund's portfolio managers, the investment processes, the level or nature of services provided, the resources and personnel allocated or trading and compliance operations. The Board concluded that the nature, extent, and quality of services to be provided to each fund under the Amended Contract will continue to benefit the fund's shareholders.
Competitiveness of Management Fee and Total Expense Ratio. In reviewing the Amended Contract for each fund, the Board considered each fund's proposed class-level management fee rate out of which FMR will pay all operating expenses of each fund, with certain limited exceptions, and the projected total expense ratio of the fund.
The Board noted that the proposed management fee rate for each fund is above the median fee rate of funds and classes with similar Morningstar categories that have comparable investment mandates and sales load types (as classified by Lipper), regardless of whether their management fee structures are comparable. The Board noted that the majority of the funds in the peer groups charge low to no top-level management fees because most fees are charged at the underlying fund level. The Board further noted that of the funds that do charge management fees, the majority do not have unitary or all-inclusive fees similar to the funds' proposed unitary fee structures, which will cover all operating expenses with certain exceptions. The Board also noted that acquired fund fees and expenses are not reflected in management fee comparisons. The Board noted that given the varying fee structures in the peer groups, Fidelity believes that a comparison of total expense ratios is more useful.
Additionally, the Board considered that the increase in the management fee will be offset by the decrease in each fund's acquired fund fees and expenses as a result of the change from the Existing Underlying Funds to the New Underlying Funds. The Board noted that the increased management fee and decreased acquired fund fees and expenses are expected to have the combined effect of reducing the total expenses incurred by shareholders of each fund by at least two basis points. The Board also noted that the funds' total expenses are expected to be more predictable because the funds' investment decisions will not result in shifting expense levels.
The Board also considered that the projected total net expense ratio of each fund is below the median of those funds and classes used by the Board for management fee comparisons.
The Board noted that any difference in management fee rates between classes of each fund will be the result of separate arrangements for class level services and/or waivers of certain expenses. The Board further noted that such differences will not be the result of any difference in advisory or custodial fees or other expenses related to the management of a fund's assets, which will not vary by class.
Based on its review, the Board concluded that the management fee and the projected total expense ratio of each fund were reasonable in light of the services that the fund and its shareholders will receive and the other factors considered.
Costs of the Services and Profitability. The Board considered that it previously reviewed information regarding the revenues earned and the expenses incurred by Fidelity in providing services to each fund and the level of Fidelity's profitability. At its September 2025 meeting, the Board concluded that it was satisfied that the profitability of Fidelity in connection with the operation of the fund was not excessive.
Economies of Scale. The Board considered that it previously received and reviewed information regarding whether there have been economies of scale in respect of the management of the fund and of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is a potential realization of any further economies of scale and that it concluded, at its September 2025 meeting, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity. The Board will continue to review economies of scale in connection with future renewals of the Amended Contract.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that each fund's Amended Contract should be approved.

1.816202.120
VIPFLI-SANN-0826
Fidelity® Variable Insurance Products:

VIP Freedom Retirement Portfolio℠
VIP Freedom 2010 Portfolio℠
VIP Freedom 2015 Portfolio℠
VIP Freedom 2020 Portfolio℠
VIP Freedom 2025 Portfolio℠
VIP Freedom 2030 Portfolio℠
VIP Freedom 2035 Portfolio℠
VIP Freedom 2040 Portfolio℠
VIP Freedom 2045 Portfolio℠
VIP Freedom 2050 Portfolio℠
VIP Freedom 2055 Portfolio℠
VIP Freedom 2060 Portfolio℠
VIP Freedom 2065 Portfolio℠
VIP Freedom 2070 Portfolio℠

(VIP Freedom Retirement Portfolio℠ formerly VIP Freedom Income Portfolio℠)

Semi-Annual Report
June 30, 2026

Contents

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
VIP Freedom Retirement Portfolio℠
VIP Freedom 2010 Portfolio℠
VIP Freedom 2015 Portfolio℠
VIP Freedom 2020 Portfolio℠
VIP Freedom 2025 Portfolio℠
VIP Freedom 2030 Portfolio℠
VIP Freedom 2035 Portfolio℠
VIP Freedom 2040 Portfolio℠
VIP Freedom 2045 Portfolio℠
VIP Freedom 2050 Portfolio℠
VIP Freedom 2055 Portfolio℠
VIP Freedom 2060 Portfolio℠
VIP Freedom 2065 Portfolio℠
VIP Freedom 2070 Portfolio℠
Notes to Financial Statements
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Item 9: Proxy Disclosures for Open-End Management Investment Companies
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Funds nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
VIP Freedom Retirement Portfolio℠
Schedule of Investments June 30, 2026 (Unaudited)
Showing Percentage of Net Assets
Bond Funds - 56.6%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	2,383,397	21,998,754
Fidelity International Bond Index Fund (a)	553,374	5,113,176
Fidelity Long-Term Treasury Bond Index Fund (a)	337,458	3,097,866
VIP High Income Portfolio - Initial Class (a)	93,196	469,710
VIP Investment Grade Bond II Portfolio - Initial Class (a)	3,772,393	35,950,910
TOTAL BOND FUNDS (Cost $67,702,307)		66,630,416

Domestic Equity Funds - 15.5%
	Shares	Value ($)
VIP Contrafund Portfolio - Initial Class (a)	49,031	3,219,349
VIP Equity-Income Portfolio - Initial Class (a)	79,801	2,571,986
VIP Growth & Income Portfolio - Initial Class (a)	98,776	3,550,985
VIP Growth Portfolio - Initial Class (a)	48,297	5,350,880
VIP Mid Cap Portfolio - Initial Class (a)	17,026	816,748
VIP Value Portfolio - Initial Class (a)	80,072	1,803,223
VIP Value Strategies Portfolio - Initial Class (a)	44,640	894,139
TOTAL DOMESTIC EQUITY FUNDS (Cost $13,859,766)		18,207,310

International Equity Funds - 16.7%
	Shares	Value ($)
VIP Emerging Markets Portfolio - Initial Class (a)	375,451	7,550,314
VIP Overseas Portfolio - Initial Class (a)	414,638	12,157,181
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $13,381,111)		19,707,495

Money Market Funds - 11.2%
	Yield (%)	Shares	Value ($)
VIP Government Money Market Portfolio - Initial Class (a)(b) (Cost $13,121,134)	3.48	13,121,134	13,121,134

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $108,064,318)	117,666,355
NET OTHER ASSETS (LIABILITIES) - 0.0%	(9,393)
NET ASSETS - 100.0%	117,656,962

Legend

(a)	Affiliated fund.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Inflation-Protected Bond Index Fund	20,276,586	4,864,672	3,376,585	2,237	(14,750)	248,831	21,998,754	2,383,397
Fidelity International Bond Index Fund	3,991,263	1,744,528	657,436	35,265	(4,970)	39,791	5,113,176	553,374
Fidelity Long-Term Treasury Bond Index Fund	3,475,377	1,866,953	2,227,229	41,798	(32,521)	15,286	3,097,866	337,458
VIP Contrafund Portfolio - Initial Class	2,319,974	1,030,062	410,144	25,670	(4,042)	283,499	3,219,349	49,031
VIP Emerging Markets Portfolio - Initial Class	4,871,563	2,466,823	1,292,838	85,727	87,162	1,417,604	7,550,314	375,451
VIP Equity-Income Portfolio - Initial Class	1,880,737	915,666	414,982	17,214	2,339	188,226	2,571,986	79,801
VIP Government Money Market Portfolio - Initial Class	17,561,896	2,149,446	6,590,208	268,292	-	-	13,121,134	13,121,134
VIP Growth & Income Portfolio - Initial Class	2,582,341	1,249,672	510,658	31,590	1,071	228,559	3,550,985	98,776
VIP Growth Portfolio - Initial Class	3,848,278	1,721,583	835,586	-	(22,645)	639,250	5,350,880	48,297
VIP High Income Portfolio - Initial Class	464,146	70,362	79,375	-	858	13,719	469,710	93,196
VIP Investment Grade Bond II Portfolio - Initial Class	42,605,605	4,922,717	11,838,833	13,282	(401,417)	662,838	35,950,910	3,772,393
VIP Mid Cap Portfolio - Initial Class	590,277	165,483	115,057	4,452	2,709	173,336	816,748	17,026
VIP Overseas Portfolio - Initial Class	9,557,706	4,138,993	2,289,821	155,249	(3,521)	753,824	12,157,181	414,638
VIP Value Portfolio - Initial Class	1,313,805	482,067	228,123	14,750	1,479	233,995	1,803,223	80,072
VIP Value Strategies Portfolio - Initial Class	650,833	190,403	121,526	-	3,479	170,950	894,139	44,640
	115,990,387	27,979,430	30,988,401	695,526	(384,769)	5,069,708	117,666,355

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	66,630,416	66,630,416	-	-

Domestic Equity Funds	18,207,310	18,207,310	-	-

International Equity Funds	19,707,495	19,707,495	-	-

Money Market Funds	13,121,134	13,121,134	-	-
Total Investments in Securities:	117,666,355	117,666,355	-	-
VIP Freedom Retirement Portfolio℠
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of June 30, 2026 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $108,064,318)	$117,666,355

Total Investment in Securities (cost $108,064,318)		$117,666,355
Receivable for investments sold		2,700,376
Receivable for fund shares sold		58,628
Total assets		120,425,359
Liabilities
Payable for investments purchased	$2,750,018
Payable for fund shares redeemed	8,992
Distribution and service plan fees payable	9,387
Total liabilities		2,768,397
Net Assets		$117,656,962
Net Assets consist of:
Paid in capital		$108,523,612
Total accumulated earnings (loss)		9,133,350
Net Assets		$117,656,962

Net Asset Value and Maximum Offering Price
Initial Class :
Net Asset Value, offering price and redemption price per share ($27,396,100 ÷ 2,266,346 shares)		$12.09
Service Class :
Net Asset Value, offering price and redemption price per share ($75,667,770 ÷ 6,273,632 shares)		$12.06
Service Class 2 :
Net Asset Value, offering price and redemption price per share ($14,593,092 ÷ 1,214,402 shares)		$12.02
Statement of Operations
Six months ended June 30, 2026 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$361,527
Expenses
Distribution and service plan fees	$53,159
Independent trustees' fees and expenses	114
Total expenses		53,273
Net Investment income (loss)		308,254
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(384,769)
Capital gain distributions from underlying funds:
Affiliated issuers	333,999
Total net realized gain (loss)		(50,770)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	5,069,708
Total change in net unrealized appreciation (depreciation)		5,069,708
Net gain (loss)		5,018,938
Net increase (decrease) in net assets resulting from operations		$5,327,192
Statement of Changes in Net Assets

	Six months ended June 30, 2026 (Unaudited)	Year ended December 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$308,254	$3,812,842
Net realized gain (loss)	(50,770)	1,817,712
Change in net unrealized appreciation (depreciation)	5,069,708	4,426,912
Net increase (decrease) in net assets resulting from operations	5,327,192	10,057,466
Distributions to shareholders	(1,553,807)	(3,656,954)

Share transactions - net increase (decrease)	(2,097,917)	20,944,973
Total increase (decrease) in net assets	1,675,468	27,345,485

Net Assets
Beginning of period	115,981,494	88,636,009
End of period	$117,656,962	$115,981,494

Financial Highlights
VIP Freedom Retirement Portfolio℠ Initial Class

	Six months ended June 30, 2026 (Unaudited)	Years ended December 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$11.69	$11.03	$10.97	$10.61	$12.76	$12.74
Income from Investment Operations
Net investment income (loss) A,B	.04	.42	.43	.41	.30	.24
Net realized and unrealized gain (loss)	.52	.64	.06	.42	(1.79)	.18
Total from investment operations	.56	1.06	.49	.83	(1.49)	.42
Distributions from net investment income	(.05)	(.39)	(.42)	(.47)	(.26)	(.13)
Distributions from net realized gain	(.11)	- C	(.01)	-	(.40)	(.27)
Total distributions	(.16)	(.40) D	(.43)	(.47)	(.66)	(.40)
Net asset value, end of period	$12.09	$11.69	$11.03	$10.97	$10.61	$12.76
Total Return E,F,G	4.81%	9.63%	4.45%	7.91%	(12.05)%	3.35%
Ratios to Average Net Assets B,H,I
Expenses before reductions J	-% K	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any J	- % K	-%	-%	-%	-%	-%
Expenses net of all reductions, if any J	-% K	-%	-%	-%	-%	-%
Net investment income (loss)	.63% K	3.64%	3.86%	3.75%	2.71%	1.85%
Supplemental Data
Net assets, end of period (000 omitted)	$27,396	$26,237	$26,044	$22,698	$15,085	$17,011
Portfolio turnover rate L	48 % K	53%	40% M	40%	91%	52%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAmount represents less than .005%.
KAnnualized.
LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
MThe portfolio turnover rate does not include the assets acquired in the reorganization.
VIP Freedom Retirement Portfolio℠ Service Class

	Six months ended June 30, 2026 (Unaudited)	Years ended December 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$11.67	$11.01	$10.96	$10.60	$12.74	$12.73
Income from Investment Operations
Net investment income (loss) A,B	.03	.41	.42	.39	.29	.22
Net realized and unrealized gain (loss)	.52	.64	.05	.43	(1.77)	.18
Total from investment operations	.55	1.05	.47	.82	(1.48)	.40
Distributions from net investment income	(.05)	(.38)	(.41)	(.46)	(.25)	(.12)
Distributions from net realized gain	(.11)	- C	(.01)	-	(.40)	(.27)
Total distributions	(.16)	(.39) D	(.42)	(.46)	(.66) D	(.39)
Net asset value, end of period	$12.06	$11.67	$11.01	$10.96	$10.60	$12.74
Total Return E,F,G	4.73%	9.56%	4.28%	7.81%	(12.06)%	3.17%
Ratios to Average Net Assets B,H,I
Expenses before reductions	.10% J	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10 % J	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions, if any	.10% J	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	.53% J	3.54%	3.76%	3.65%	2.61%	1.75%
Supplemental Data
Net assets, end of period (000 omitted)	$75,668	$78,218	$49,067	$32,753	$31,739	$32,637
Portfolio turnover rate K	48 % J	53%	40% L	40%	91%	52%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
LThe portfolio turnover rate does not include the assets acquired in the reorganization.
VIP Freedom Retirement Portfolio℠ Service Class 2

	Six months ended June 30, 2026 (Unaudited)	Years ended December 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$11.63	$10.98	$10.92	$10.56	$12.69	$12.68
Income from Investment Operations
Net investment income (loss) A,B	.02	.39	.40	.38	.27	.20
Net realized and unrealized gain (loss)	.53	.63	.06	.42	(1.77)	.18
Total from investment operations	.55	1.02	.46	.80	(1.50)	.38
Distributions from net investment income	(.05)	(.36)	(.39)	(.44)	(.22)	(.10)
Distributions from net realized gain	(.11)	- C	(.01)	-	(.40)	(.27)
Total distributions	(.16)	(.37) D	(.40)	(.44)	(.63) D	(.37)
Net asset value, end of period	$12.02	$11.63	$10.98	$10.92	$10.56	$12.69
Total Return E,F,G	4.75%	9.31%	4.20%	7.65%	(12.26)%	3.03%
Ratios to Average Net Assets B,H,I
Expenses before reductions	.25% J	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25 % J	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions, if any	.25% J	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	.38% J	3.39%	3.61%	3.50%	2.46%	1.60%
Supplemental Data
Net assets, end of period (000 omitted)	$14,593	$11,526	$13,525	$14,354	$16,984	$28,521
Portfolio turnover rate K	48 % J	53%	40% L	40%	91%	52%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
LThe portfolio turnover rate does not include the assets acquired in the reorganization.
VIP Freedom 2010 Portfolio℠
Schedule of Investments June 30, 2026 (Unaudited)
Showing Percentage of Net Assets
Bond Funds - 55.7%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	4,531,138	41,822,408
Fidelity International Bond Index Fund (a)	1,109,405	10,250,901
Fidelity Long-Term Treasury Bond Index Fund (a)	708,906	6,507,760
VIP High Income Portfolio - Initial Class (a)	185,989	937,383
VIP Investment Grade Bond II Portfolio - Initial Class (a)	7,481,929	71,302,785
TOTAL BOND FUNDS (Cost $135,234,356)		130,821,237

Domestic Equity Funds - 16.7%
	Shares	Value ($)
VIP Contrafund Portfolio - Initial Class (a)	105,700	6,940,258
VIP Equity-Income Portfolio - Initial Class (a)	172,002	5,543,625
VIP Growth & Income Portfolio - Initial Class (a)	212,912	7,654,183
VIP Growth Portfolio - Initial Class (a)	104,122	11,535,703
VIP Mid Cap Portfolio - Initial Class (a)	36,702	1,760,583
VIP Value Portfolio - Initial Class (a)	172,587	3,886,653
VIP Value Strategies Portfolio - Initial Class (a)	96,217	1,927,217
TOTAL DOMESTIC EQUITY FUNDS (Cost $24,927,727)		39,248,222

International Equity Funds - 17.6%
	Shares	Value ($)
VIP Emerging Markets Portfolio - Initial Class (a)	781,451	15,714,981
VIP Overseas Portfolio - Initial Class (a)	871,152	25,542,179
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $25,639,743)		41,257,160

Money Market Funds - 10.0%
	Yield (%)	Shares	Value ($)
VIP Government Money Market Portfolio - Initial Class (a)(b) (Cost $23,553,467)	3.48	23,553,467	23,553,467

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $209,355,293)	234,880,086
NET OTHER ASSETS (LIABILITIES) - 0.0%	(43,468)
NET ASSETS - 100.0%	234,836,618

Legend

(a)	Affiliated fund.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Inflation-Protected Bond Index Fund	40,035,555	6,887,023	5,566,421	4,343	(36,897)	503,147	41,822,408	4,531,138
Fidelity International Bond Index Fund	8,493,726	2,727,451	1,044,737	72,863	(2,417)	76,878	10,250,901	1,109,405
Fidelity Long-Term Treasury Bond Index Fund	7,618,630	3,571,812	4,641,014	94,594	(569,851)	528,183	6,507,760	708,906
VIP Contrafund Portfolio - Initial Class	5,766,495	1,431,300	908,704	62,243	17,064	634,103	6,940,258	105,700
VIP Emerging Markets Portfolio - Initial Class	11,201,508	3,791,950	2,684,233	193,500	244,325	3,161,431	15,714,981	781,451
VIP Equity-Income Portfolio - Initial Class	4,674,873	1,221,951	813,163	41,776	11,555	448,409	5,543,625	172,002
VIP Government Money Market Portfolio - Initial Class	30,653,035	2,000,987	9,100,555	481,776	-	-	23,553,467	23,553,467
VIP Growth & Income Portfolio - Initial Class	6,418,642	1,675,395	984,124	77,366	12,797	531,473	7,654,183	212,912
VIP Growth Portfolio - Initial Class	9,565,227	2,545,266	2,026,090	-	66,605	1,384,695	11,535,703	104,122
VIP High Income Portfolio - Initial Class	959,845	85,397	138,455	-	3,634	26,962	937,383	185,989
VIP Investment Grade Bond II Portfolio - Initial Class	85,734,683	4,252,532	19,211,298	26,777	(839,030)	1,365,898	71,302,785	7,481,929
VIP Mid Cap Portfolio - Initial Class	1,467,123	203,857	324,692	10,899	36,165	378,130	1,760,583	36,702
VIP Overseas Portfolio - Initial Class	22,327,554	6,397,489	4,883,471	357,104	38,622	1,661,985	25,542,179	871,152
VIP Value Portfolio - Initial Class	3,265,482	576,247	519,054	36,120	21,131	542,847	3,886,653	172,587
VIP Value Strategies Portfolio - Initial Class	1,617,681	222,694	330,085	-	27,876	389,051	1,927,217	96,217
	239,800,059	37,591,351	53,176,096	1,459,361	(968,421)	11,633,192	234,880,086

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	130,821,237	130,821,237	-	-

Domestic Equity Funds	39,248,222	39,248,222	-	-

International Equity Funds	41,257,160	41,257,160	-	-

Money Market Funds	23,553,467	23,553,467	-	-
Total Investments in Securities:	234,880,086	234,880,086	-	-
VIP Freedom 2010 Portfolio℠
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of June 30, 2026 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $209,355,293)	$234,880,086

Total Investment in Securities (cost $209,355,293)		$234,880,086
Receivable for investments sold		5,262,504
Receivable for fund shares sold		16,488
Total assets		240,159,078
Liabilities
Payable for investments purchased	$4,887,675
Payable for fund shares redeemed	391,322
Distribution and service plan fees payable	43,463
Total liabilities		5,322,460
Net Assets		$234,836,618
Net Assets consist of:
Paid in capital		$211,073,916
Total accumulated earnings (loss)		23,762,702
Net Assets		$234,836,618

Net Asset Value and Maximum Offering Price
Initial Class :
Net Asset Value, offering price and redemption price per share ($14,970,732 ÷ 1,204,497 shares)		$12.43
Service Class :
Net Asset Value, offering price and redemption price per share ($23,999,986 ÷ 1,935,234 shares)		$12.40
Service Class 2 :
Net Asset Value, offering price and redemption price per share ($195,865,900 ÷ 15,937,662 shares)		$12.29
Statement of Operations
Six months ended June 30, 2026 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$681,936
Expenses
Distribution and service plan fees	$264,478
Independent trustees' fees and expenses	238
Total expenses		264,716
Net Investment income (loss)		417,220
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(968,421)
Capital gain distributions from underlying funds:
Affiliated issuers	777,425
Total net realized gain (loss)		(190,996)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	11,633,192
Total change in net unrealized appreciation (depreciation)		11,633,192
Net gain (loss)		11,442,196
Net increase (decrease) in net assets resulting from operations		$11,859,416
Statement of Changes in Net Assets

	Six months ended June 30, 2026 (Unaudited)	Year ended December 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$417,220	$7,445,861
Net realized gain (loss)	(190,996)	6,257,794
Change in net unrealized appreciation (depreciation)	11,633,192	10,540,234
Net increase (decrease) in net assets resulting from operations	11,859,416	24,243,889
Distributions to shareholders	(6,712,463)	(10,473,227)

Share transactions - net increase (decrease)	(10,065,493)	(23,541,284)
Total increase (decrease) in net assets	(4,918,540)	(9,770,622)

Net Assets
Beginning of period	239,755,158	249,525,780
End of period	$234,836,618	$239,755,158

Financial Highlights
VIP Freedom 2010 Portfolio℠ Initial Class

	Six months ended June 30, 2026 (Unaudited)	Years ended December 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$12.15	$11.50	$11.33	$11.55	$14.45	$14.28
Income from Investment Operations
Net investment income (loss) A,B	.03	.39	.37	.34	.30	.26
Net realized and unrealized gain (loss)	.59	.81	.24	.70	(2.16)	.56
Total from investment operations	.62	1.20	.61	1.04	(1.86)	.82
Distributions from net investment income	(.05)	(.40)	(.43)	(.46)	(.27)	(.15)
Distributions from net realized gain	(.29)	(.15)	(.01)	(.80)	(.77)	(.50)
Total distributions	(.34)	(.55)	(.44)	(1.26)	(1.04)	(.65)
Net asset value, end of period	$12.43	$12.15	$11.50	$11.33	$11.55	$14.45
Total Return C,D,E	5.20%	10.53%	5.38%	9.48%	(13.53)%	5.89%
Ratios to Average Net Assets B,F,G
Expenses before reductions H	-% I	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any H	- % I	-%	-%	-%	-%	-%
Expenses net of all reductions, if any H	-% I	-%	-%	-%	-%	-%
Net investment income (loss)	.57% I	3.23%	3.21%	3.10%	2.47%	1.82%
Supplemental Data
Net assets, end of period (000 omitted)	$14,971	$15,847	$15,568	$17,668	$12,298	$16,685
Portfolio turnover rate J	32 % I	34%	25%	21%	231%	29%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount represents less than .005%.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Freedom 2010 Portfolio℠ Service Class

	Six months ended June 30, 2026 (Unaudited)	Years ended December 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$12.13	$11.48	$11.31	$11.54	$14.43	$14.26
Income from Investment Operations
Net investment income (loss) A,B	.03	.37	.36	.33	.29	.25
Net realized and unrealized gain (loss)	.58	.81	.23	.68	(2.15)	.56
Total from investment operations	.61	1.18	.59	1.01	(1.86)	.81
Distributions from net investment income	(.05)	(.39)	(.41)	(.44)	(.26)	(.14)
Distributions from net realized gain	(.29)	(.15)	(.01)	(.80)	(.77)	(.50)
Total distributions	(.34)	(.53) C	(.42)	(1.24)	(1.03)	(.64)
Net asset value, end of period	$12.40	$12.13	$11.48	$11.31	$11.54	$14.43
Total Return D,E,F	5.12%	10.44%	5.26%	9.28%	(13.57)%	5.79%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.10% I	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10 % I	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions, if any	.10% I	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	.47% I	3.13%	3.11%	3.00%	2.37%	1.72%
Supplemental Data
Net assets, end of period (000 omitted)	$24,000	$16,206	$16,163	$19,596	$21,518	$27,360
Portfolio turnover rate J	32 % I	34%	25%	21%	231%	29%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Freedom 2010 Portfolio℠ Service Class 2

	Six months ended June 30, 2026 (Unaudited)	Years ended December 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$12.03	$11.39	$11.23	$11.46	$14.33	$14.17
Income from Investment Operations
Net investment income (loss) A,B	.02	.35	.34	.31	.27	.22
Net realized and unrealized gain (loss)	.58	.80	.23	.69	(2.13)	.56
Total from investment operations	.60	1.15	.57	1.00	(1.86)	.78
Distributions from net investment income	(.05)	(.37)	(.40)	(.43)	(.24)	(.12)
Distributions from net realized gain	(.29)	(.15)	(.01)	(.80)	(.77)	(.50)
Total distributions	(.34)	(.51) C	(.41)	(1.23)	(1.01)	(.62)
Net asset value, end of period	$12.29	$12.03	$11.39	$11.23	$11.46	$14.33
Total Return D,E,F	5.08%	10.26%	5.06%	9.18%	(13.66)%	5.60%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.25% I	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25 % I	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions, if any	.25% I	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	.32% I	2.98%	2.96%	2.85%	2.22%	1.57%
Supplemental Data
Net assets, end of period (000 omitted)	$195,866	$207,703	$217,795	$235,579	$251,283	$327,526
Portfolio turnover rate J	32 % I	34%	25%	21%	231%	29%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Freedom 2015 Portfolio℠
Schedule of Investments June 30, 2026 (Unaudited)
Showing Percentage of Net Assets
Bond Funds - 54.6%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	1,031,664	9,522,261
Fidelity International Bond Index Fund (a)	270,780	2,502,006
Fidelity Long-Term Treasury Bond Index Fund (a)	196,267	1,801,730
VIP High Income Portfolio - Initial Class (a)	44,878	226,187
VIP Investment Grade Bond II Portfolio - Initial Class (a)	1,775,694	16,922,368
TOTAL BOND FUNDS (Cost $31,579,786)		30,974,552

Domestic Equity Funds - 20.2%
	Shares	Value ($)
VIP Contrafund Portfolio - Initial Class (a)	30,799	2,022,262
VIP Equity-Income Portfolio - Initial Class (a)	50,108	1,614,986
VIP Growth & Income Portfolio - Initial Class (a)	62,030	2,229,992
VIP Growth Portfolio - Initial Class (a)	30,340	3,361,413
VIP Mid Cap Portfolio - Initial Class (a)	10,693	512,954
VIP Value Portfolio - Initial Class (a)	50,279	1,132,290
VIP Value Strategies Portfolio - Initial Class (a)	28,030	561,441
TOTAL DOMESTIC EQUITY FUNDS (Cost $3,400,681)		11,435,338

International Equity Funds - 19.9%
	Shares	Value ($)
VIP Emerging Markets Portfolio - Initial Class (a)	210,649	4,236,149
VIP Overseas Portfolio - Initial Class (a)	240,030	7,037,692
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $5,099,447)		11,273,841

Money Market Funds - 5.3%
	Yield (%)	Shares	Value ($)
VIP Government Money Market Portfolio - Initial Class (a)(b) (Cost $3,022,536)	3.48	3,022,536	3,022,536

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $43,102,450)	56,706,267
NET OTHER ASSETS (LIABILITIES) - 0.0%	(5,609)
NET ASSETS - 100.0%	56,700,658

Legend

(a)	Affiliated fund.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Inflation-Protected Bond Index Fund	8,573,228	1,995,710	1,147,154	945	(6,236)	106,713	9,522,261	1,031,664
Fidelity International Bond Index Fund	2,035,891	687,845	239,806	17,336	(2,458)	20,534	2,502,006	270,780
Fidelity Long-Term Treasury Bond Index Fund	1,868,345	962,519	1,017,743	25,439	(100,390)	88,999	1,801,730	196,267
VIP Contrafund Portfolio - Initial Class	1,763,696	383,755	312,122	18,993	6,994	179,939	2,022,262	30,799
VIP Emerging Markets Portfolio - Initial Class	3,073,632	1,001,044	753,933	53,124	79,928	835,478	4,236,149	210,649
VIP Equity-Income Portfolio - Initial Class	1,429,830	295,109	246,945	12,623	18,416	118,576	1,614,986	50,108
VIP Government Money Market Portfolio - Initial Class	4,091,324	416,538	1,485,326	63,685	-	-	3,022,536	3,022,536
VIP Growth & Income Portfolio - Initial Class	1,963,132	393,074	284,795	23,614	2,142	156,439	2,229,992	62,030
VIP Growth Portfolio - Initial Class	2,925,692	677,810	662,524	-	31,594	388,841	3,361,413	30,340
VIP High Income Portfolio - Initial Class	218,882	30,816	30,527	-	2,316	4,700	226,187	44,878
VIP Investment Grade Bond II Portfolio - Initial Class	18,490,179	1,904,395	3,588,575	5,891	(110,885)	227,254	16,922,368	1,775,694
VIP Mid Cap Portfolio - Initial Class	448,670	69,341	127,100	3,326	17,759	104,284	512,954	10,693
VIP Overseas Portfolio - Initial Class	6,277,710	1,653,145	1,352,092	98,933	10,436	448,493	7,037,692	240,030
VIP Value Portfolio - Initial Class	998,731	149,559	182,501	11,024	20,791	145,710	1,132,290	50,279
VIP Value Strategies Portfolio - Initial Class	494,737	72,168	129,033	-	21,612	101,957	561,441	28,030
	54,653,679	10,692,828	11,560,176	334,933	(7,981)	2,927,917	56,706,267

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	30,974,552	30,974,552	-	-

Domestic Equity Funds	11,435,338	11,435,338	-	-

International Equity Funds	11,273,841	11,273,841	-	-

Money Market Funds	3,022,536	3,022,536	-	-
Total Investments in Securities:	56,706,267	56,706,267	-	-
VIP Freedom 2015 Portfolio℠
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of June 30, 2026 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $43,102,450)	$56,706,267

Total Investment in Securities (cost $43,102,450)		$56,706,267
Receivable for investments sold		1,131,775
Receivable for fund shares sold		7,444
Total assets		57,845,486
Liabilities
Payable for investments purchased	$1,099,124
Payable for fund shares redeemed	40,086
Distribution and service plan fees payable	5,618
Total liabilities		1,144,828
Net Assets		$56,700,658
Net Assets consist of:
Paid in capital		$43,234,025
Total accumulated earnings (loss)		13,466,633
Net Assets		$56,700,658

Net Asset Value and Maximum Offering Price
Initial Class :
Net Asset Value, offering price and redemption price per share ($23,614,057 ÷ 1,981,104 shares)		$11.92
Service Class :
Net Asset Value, offering price and redemption price per share ($10,328,861 ÷ 869,682 shares)		$11.88
Service Class 2 :
Net Asset Value, offering price and redemption price per share ($22,757,740 ÷ 1,927,175 shares)		$11.81
Statement of Operations
Six months ended June 30, 2026 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$113,774
Expenses
Distribution and service plan fees	$33,476
Independent trustees' fees and expenses	55
Total expenses		33,531
Net Investment income (loss)		80,243
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(7,981)
Capital gain distributions from underlying funds:
Affiliated issuers	221,159
Total net realized gain (loss)		213,178
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	2,927,917
Total change in net unrealized appreciation (depreciation)		2,927,917
Net gain (loss)		3,141,095
Net increase (decrease) in net assets resulting from operations		$3,221,338
Statement of Changes in Net Assets

	Six months ended June 30, 2026 (Unaudited)	Year ended December 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$80,243	$1,627,854
Net realized gain (loss)	213,178	3,390,410
Change in net unrealized appreciation (depreciation)	2,927,917	1,558,435
Net increase (decrease) in net assets resulting from operations	3,221,338	6,576,699
Distributions to shareholders	(3,472,363)	(3,991,080)

Share transactions - net increase (decrease)	2,303,555	(6,085,990)
Total increase (decrease) in net assets	2,052,530	(3,500,371)

Net Assets
Beginning of period	54,648,128	58,148,499
End of period	$56,700,658	$54,648,128

Financial Highlights
VIP Freedom 2015 Portfolio℠ Initial Class

	Six months ended June 30, 2026 (Unaudited)	Years ended December 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$11.98	$11.48	$11.49	$10.95	$14.42	$14.12
Income from Investment Operations
Net investment income (loss) A,B	.02	.34	.35	.32	.27	.25
Net realized and unrealized gain (loss)	.68	.98	.38	.85	(2.21)	.81
Total from investment operations	.70	1.32	.73	1.17	(1.94)	1.06
Distributions from net investment income	(.05)	(.36)	(.39)	(.41)	(.26)	(.16)
Distributions from net realized gain	(.71)	(.46)	(.35)	(.22)	(1.26)	(.60)
Total distributions	(.76)	(.82)	(.74)	(.63)	(1.53) C	(.76)
Net asset value, end of period	$11.92	$11.98	$11.48	$11.49	$10.95	$14.42
Total Return D,E,F	6.05%	11.87%	6.52%	10.95%	(14.60)%	7.69%
Ratios to Average Net Assets B,G,H
Expenses before reductions I	-% J	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any I	- % J	-%	-%	-%	-%	-%
Expenses net of all reductions, if any I	-% J	-%	-%	-%	-%	-%
Net investment income (loss)	.41% J	2.89%	2.96%	2.90%	2.26%	1.75%
Supplemental Data
Net assets, end of period (000 omitted)	$23,614	$22,794	$23,392	$24,978	$21,474	$33,325
Portfolio turnover rate K	38 % J	46%	35%	32%	73%	43%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAmount represents less than .005%.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Freedom 2015 Portfolio℠ Service Class

	Six months ended June 30, 2026 (Unaudited)	Years ended December 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$11.95	$11.45	$11.46	$10.92	$14.38	$14.08
Income from Investment Operations
Net investment income (loss) A,B	.02	.33	.33	.31	.25	.24
Net realized and unrealized gain (loss)	.67	.98	.39	.85	(2.20)	.80
Total from investment operations	.69	1.31	.72	1.16	(1.95)	1.04
Distributions from net investment income	(.05)	(.35)	(.37)	(.40)	(.25)	(.14)
Distributions from net realized gain	(.71)	(.46)	(.35)	(.22)	(1.26)	(.60)
Total distributions	(.76)	(.81)	(.73) C	(.62)	(1.51)	(.74)
Net asset value, end of period	$11.88	$11.95	$11.45	$11.46	$10.92	$14.38
Total Return D,E,F	5.98%	11.78%	6.43%	10.86%	(14.66)%	7.59%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.10% I	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10 % I	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions, if any	.10% I	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	.31% I	2.79%	2.86%	2.80%	2.16%	1.65%
Supplemental Data
Net assets, end of period (000 omitted)	$10,329	$9,212	$12,187	$12,904	$16,217	$20,808
Portfolio turnover rate J	38 % I	46%	35%	32%	73%	43%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Freedom 2015 Portfolio℠ Service Class 2

	Six months ended June 30, 2026 (Unaudited)	Years ended December 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$11.89	$11.39	$11.41	$10.88	$14.33	$14.04
Income from Investment Operations
Net investment income (loss) A,B	.01	.31	.31	.29	.23	.21
Net realized and unrealized gain (loss)	.67	.98	.38	.84	(2.19)	.80
Total from investment operations	.68	1.29	.69	1.13	(1.96)	1.01
Distributions from net investment income	(.05)	(.33)	(.36)	(.38)	(.23)	(.12)
Distributions from net realized gain	(.71)	(.46)	(.35)	(.22)	(1.26)	(.60)
Total distributions	(.76)	(.79)	(.71)	(.60)	(1.49)	(.72)
Net asset value, end of period	$11.81	$11.89	$11.39	$11.41	$10.88	$14.33
Total Return C,D,E	5.92%	11.66%	6.21%	10.64%	(14.79)%	7.39%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.25% H	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25 % H	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions, if any	.25% H	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	.16% H	2.64%	2.71%	2.65%	2.01%	1.50%
Supplemental Data
Net assets, end of period (000 omitted)	$22,758	$22,642	$22,569	$24,415	$25,377	$37,143
Portfolio turnover rate I	38 % H	46%	35%	32%	73%	43%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Freedom 2020 Portfolio℠
Schedule of Investments June 30, 2026 (Unaudited)
Showing Percentage of Net Assets
Bond Funds - 52.8%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	8,096,429	74,730,036
Fidelity International Bond Index Fund (a)	2,383,999	22,028,153
Fidelity Long-Term Treasury Bond Index Fund (a)	1,903,628	17,475,308
VIP High Income Portfolio - Initial Class (a)	391,633	1,973,833
VIP Investment Grade Bond II Portfolio - Initial Class (a)	15,234,137	145,181,326
TOTAL BOND FUNDS (Cost $267,803,179)		261,388,656

Domestic Equity Funds - 24.3%
	Shares	Value ($)
VIP Contrafund Portfolio - Initial Class (a)	324,337	21,295,962
VIP Equity-Income Portfolio - Initial Class (a)	527,574	17,003,717
VIP Growth & Income Portfolio - Initial Class (a)	653,141	23,480,436
VIP Growth Portfolio - Initial Class (a)	319,519	35,399,481
VIP Mid Cap Portfolio - Initial Class (a)	112,595	5,401,198
VIP Value Portfolio - Initial Class (a)	529,377	11,921,577
VIP Value Strategies Portfolio - Initial Class (a)	295,114	5,911,143
TOTAL DOMESTIC EQUITY FUNDS (Cost $36,003,197)		120,413,514

International Equity Funds - 22.7%
	Shares	Value ($)
VIP Emerging Markets Portfolio - Initial Class (a)	2,068,656	41,600,665
VIP Overseas Portfolio - Initial Class (a)	2,407,671	70,592,923
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $49,926,658)		112,193,588

Money Market Funds - 0.2%
	Yield (%)	Shares	Value ($)
VIP Government Money Market Portfolio - Initial Class (a)(b) (Cost $1,194,938)	3.48	1,194,938	1,194,938

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $354,927,972)	495,190,696
NET OTHER ASSETS (LIABILITIES) - 0.0%	(73,151)
NET ASSETS - 100.0%	495,117,545

Legend

(a)	Affiliated fund.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Inflation-Protected Bond Index Fund	71,901,083	12,438,933	10,429,152	7,641	(60,132)	879,303	74,730,036	8,096,429
Fidelity International Bond Index Fund	19,679,875	4,816,354	2,632,479	159,168	(12,034)	176,437	22,028,153	2,383,999
Fidelity Long-Term Treasury Bond Index Fund	18,194,618	8,185,450	8,786,039	253,984	(1,704,019)	1,585,298	17,475,308	1,903,628
VIP Contrafund Portfolio - Initial Class	20,615,685	2,477,460	3,849,745	214,904	163,007	1,889,555	21,295,962	324,337
VIP Emerging Markets Portfolio - Initial Class	33,360,251	7,260,455	8,481,086	556,626	1,667,786	7,793,259	41,600,665	2,068,656
VIP Equity-Income Portfolio - Initial Class	16,713,591	1,820,931	3,074,236	143,096	491,395	1,052,036	17,003,717	527,574
VIP Government Money Market Portfolio - Initial Class	10,710,883	686,294	10,202,239	121,551	-	-	1,194,938	1,194,938
VIP Growth & Income Portfolio - Initial Class	22,947,131	2,282,710	3,524,240	267,239	136,626	1,638,209	23,480,436	653,141
VIP Growth Portfolio - Initial Class	34,199,631	4,559,437	8,001,443	-	625,729	4,016,127	35,399,481	319,519
VIP High Income Portfolio - Initial Class	2,013,531	199,829	302,660	-	15,055	48,078	1,973,833	391,633
VIP Investment Grade Bond II Portfolio - Initial Class	160,036,009	12,635,260	28,464,497	50,168	(802,045)	1,776,599	145,181,326	15,234,137
VIP Mid Cap Portfolio - Initial Class	5,244,615	433,125	1,633,418	37,637	413,263	943,613	5,401,198	112,595
VIP Overseas Portfolio - Initial Class	69,397,044	11,680,227	15,302,831	1,045,990	473,866	4,344,617	70,592,923	2,407,671
VIP Value Portfolio - Initial Class	11,673,758	887,160	2,512,714	124,756	1,024,254	849,119	11,921,577	529,377
VIP Value Strategies Portfolio - Initial Class	5,782,819	427,506	1,687,175	-	618,893	769,100	5,911,143	295,114
	502,470,524	70,791,131	108,883,954	2,982,760	3,051,644	27,761,350	495,190,696

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	261,388,656	261,388,656	-	-

Domestic Equity Funds	120,413,514	120,413,514	-	-

International Equity Funds	112,193,588	112,193,588	-	-

Money Market Funds	1,194,938	1,194,938	-	-
Total Investments in Securities:	495,190,696	495,190,696	-	-
VIP Freedom 2020 Portfolio℠
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of June 30, 2026 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $354,927,972)	$495,190,696

Total Investment in Securities (cost $354,927,972)		$495,190,696
Cash		26
Receivable for investments sold		10,822,395
Receivable for fund shares sold		31,639
Total assets		506,044,756
Liabilities
Payable for investments purchased	$7,652,838
Payable for fund shares redeemed	3,201,197
Distribution and service plan fees payable	73,176
Total liabilities		10,927,211
Net Assets		$495,117,545
Net Assets consist of:
Paid in capital		$352,759,547
Total accumulated earnings (loss)		142,357,998
Net Assets		$495,117,545

Net Asset Value and Maximum Offering Price
Initial Class :
Net Asset Value, offering price and redemption price per share ($86,154,943 ÷ 6,539,486 shares)		$13.17
Service Class :
Net Asset Value, offering price and redemption price per share ($99,689,637 ÷ 7,609,240 shares)		$13.10
Service Class 2 :
Net Asset Value, offering price and redemption price per share ($309,272,965 ÷ 23,747,861 shares)		$13.02
Statement of Operations
Six months ended June 30, 2026 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$597,932
Expenses
Distribution and service plan fees	$441,280
Independent trustees' fees and expenses	497
Total expenses		441,777
Net Investment income (loss)		156,155
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	3,051,644
Capital gain distributions from underlying funds:
Affiliated issuers	2,384,828
Total net realized gain (loss)		5,436,472
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	27,761,350
Total change in net unrealized appreciation (depreciation)		27,761,350
Net gain (loss)		33,197,822
Net increase (decrease) in net assets resulting from operations		$33,353,977
Statement of Changes in Net Assets

	Six months ended June 30, 2026 (Unaudited)	Year ended December 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$156,155	$13,238,093
Net realized gain (loss)	5,436,472	35,823,377
Change in net unrealized appreciation (depreciation)	27,761,350	14,959,810
Net increase (decrease) in net assets resulting from operations	33,353,977	64,021,280
Distributions to shareholders	(35,883,255)	(41,878,024)

Share transactions - net increase (decrease)	(4,749,189)	(56,698,666)
Total increase (decrease) in net assets	(7,278,467)	(34,555,410)

Net Assets
Beginning of period	502,396,012	536,951,422
End of period	$495,117,545	$502,396,012

Financial Highlights
VIP Freedom 2020 Portfolio℠ Initial Class

	Six months ended June 30, 2026 (Unaudited)	Years ended December 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$13.26	$12.70	$12.50	$11.56	$15.42	$15.03
Income from Investment Operations
Net investment income (loss) A,B	.02	.35	.33	.31	.28	.27
Net realized and unrealized gain (loss)	.86	1.27	.61	1.10	(2.51)	1.11
Total from investment operations	.88	1.62	.94	1.41	(2.23)	1.38
Distributions from net investment income	(.05)	(.36)	(.38)	(.39)	(.27)	(.17)
Distributions from net realized gain	(.92)	(.70)	(.36)	(.08)	(1.36)	(.81)
Total distributions	(.97)	(1.06)	(.74)	(.47)	(1.63)	(.99) C
Net asset value, end of period	$13.17	$13.26	$12.70	$12.50	$11.56	$15.42
Total Return D,E,F	6.91%	13.33%	7.71%	12.40%	(15.69)%	9.47%
Ratios to Average Net Assets B,G,H
Expenses before reductions I	-% J	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any I	- % J	-%	-%	-%	-%	-%
Expenses net of all reductions, if any I	-% J	-%	-%	-%	-%	-%
Net investment income (loss)	.24% J	2.73%	2.57%	2.60%	2.26%	1.77%
Supplemental Data
Net assets, end of period (000 omitted)	$86,155	$86,164	$80,740	$85,393	$63,227	$82,875
Portfolio turnover rate K	28 % J	34%	29%	27%	121%	34%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAmount represents less than .005%.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Freedom 2020 Portfolio℠ Service Class

	Six months ended June 30, 2026 (Unaudited)	Years ended December 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$13.19	$12.64	$12.45	$11.51	$15.37	$14.97
Income from Investment Operations
Net investment income (loss) A,B	.01	.34	.32	.30	.27	.25
Net realized and unrealized gain (loss)	.87	1.26	.60	1.10	(2.52)	1.12
Total from investment operations	.88	1.60	.92	1.40	(2.25)	1.37
Distributions from net investment income	(.05)	(.35)	(.36)	(.38)	(.26)	(.16)
Distributions from net realized gain	(.92)	(.70)	(.36)	(.08)	(1.36)	(.81)
Total distributions	(.97)	(1.05)	(.73) C	(.46)	(1.61) C	(.97)
Net asset value, end of period	$13.10	$13.19	$12.64	$12.45	$11.51	$15.37
Total Return D,E,F	6.94%	13.18%	7.55%	12.34%	(15.83)%	9.47%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.10% I	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10 % I	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions, if any	.10% I	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	.14% I	2.63%	2.47%	2.50%	2.16%	1.67%
Supplemental Data
Net assets, end of period (000 omitted)	$99,690	$99,484	$124,111	$125,938	$129,176	$167,097
Portfolio turnover rate J	28 % I	34%	29%	27%	121%	34%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Freedom 2020 Portfolio℠ Service Class 2

	Six months ended June 30, 2026 (Unaudited)	Years ended December 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$13.13	$12.59	$12.40	$11.46	$15.31	$14.92
Income from Investment Operations
Net investment income (loss) A,B	- C	.32	.30	.28	.25	.23
Net realized and unrealized gain (loss)	.86	1.25	.59	1.10	(2.51)	1.11
Total from investment operations	.86	1.57	.89	1.38	(2.26)	1.34
Distributions from net investment income	(.05)	(.33)	(.34)	(.36)	(.24)	(.13)
Distributions from net realized gain	(.92)	(.70)	(.36)	(.08)	(1.36)	(.81)
Total distributions	(.97)	(1.03)	(.70)	(.44)	(1.59) D	(.95) D
Net asset value, end of period	$13.02	$13.13	$12.59	$12.40	$11.46	$15.31
Total Return E,F,G	6.81%	12.99%	7.40%	12.22%	(15.97)%	9.26%
Ratios to Average Net Assets B,H,I
Expenses before reductions	.25% J	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25 % J	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions, if any	.25% J	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	(.01)% J	2.48%	2.32%	2.35%	2.01%	1.51%
Supplemental Data
Net assets, end of period (000 omitted)	$309,273	$316,748	$332,101	$365,862	$372,526	$508,713
Portfolio turnover rate K	28 % J	34%	29%	27%	121%	34%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Freedom 2025 Portfolio℠
Schedule of Investments June 30, 2026 (Unaudited)
Showing Percentage of Net Assets
Bond Funds - 45.7%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	5,545,045	51,180,769
Fidelity International Bond Index Fund (a)	1,552,357	14,343,777
Fidelity Long-Term Treasury Bond Index Fund (a)	2,898,038	26,603,986
VIP High Income Portfolio - Initial Class (a)	952,405	4,800,119
VIP Investment Grade Bond II Portfolio - Initial Class (a)	8,911,332	84,924,990
TOTAL BOND FUNDS (Cost $185,884,297)		181,853,641

Domestic Equity Funds - 28.6%
	Shares	Value ($)
VIP Contrafund Portfolio - Initial Class (a)	307,429	20,185,772
VIP Equity-Income Portfolio - Initial Class (a)	500,081	16,117,618
VIP Growth & Income Portfolio - Initial Class (a)	619,102	22,256,727
VIP Growth Portfolio - Initial Class (a)	302,860	33,553,896
VIP Mid Cap Portfolio - Initial Class (a)	106,729	5,119,800
VIP Value Portfolio - Initial Class (a)	501,788	11,300,272
VIP Value Strategies Portfolio - Initial Class (a)	279,741	5,603,214
TOTAL DOMESTIC EQUITY FUNDS (Cost $55,700,240)		114,137,299

International Equity Funds - 25.7%
	Shares	Value ($)
VIP Emerging Markets Portfolio - Initial Class (a)	1,861,674	37,438,269
VIP Overseas Portfolio - Initial Class (a)	2,217,168	65,007,377
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $60,167,728)		102,445,646

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $301,752,265)	398,436,586
NET OTHER ASSETS (LIABILITIES) - 0.0%	(36,864)
NET ASSETS - 100.0%	398,399,722

Legend

(a)	Affiliated fund.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Inflation-Protected Bond Index Fund	49,119,998	9,564,211	8,056,239	5,192	(271,444)	824,243	51,180,769	5,545,045
Fidelity International Bond Index Fund	11,927,819	4,147,436	1,829,746	96,375	(22,300)	120,568	14,343,777	1,552,357
Fidelity Long-Term Treasury Bond Index Fund	25,608,986	8,584,418	7,380,057	446,873	(1,452,075)	1,242,714	26,603,986	2,898,038
VIP Contrafund Portfolio - Initial Class	19,629,327	2,622,901	3,943,590	206,906	103,898	1,773,236	20,185,772	307,429
VIP Emerging Markets Portfolio - Initial Class	30,128,068	6,416,434	7,416,089	506,427	933,671	7,376,185	37,438,269	1,861,674
VIP Equity-Income Portfolio - Initial Class	15,913,958	1,951,680	3,201,063	137,307	356,200	1,096,843	16,117,618	500,081
VIP Government Money Market Portfolio - Initial Class	2,556,534	149,677	2,706,211	16,545	-	-	-	-
VIP Growth & Income Portfolio - Initial Class	21,849,204	2,376,155	3,617,512	257,430	112,943	1,535,937	22,256,727	619,102
VIP Growth Portfolio - Initial Class	32,562,747	4,819,956	8,098,886	-	357,632	3,912,447	33,553,896	302,860
VIP High Income Portfolio - Initial Class	4,811,403	631,471	792,172	-	(28,929)	178,346	4,800,119	952,405
VIP Investment Grade Bond II Portfolio - Initial Class	96,531,208	9,523,085	21,715,924	30,550	(620,082)	1,206,703	84,924,990	8,911,332
VIP Mid Cap Portfolio - Initial Class	4,993,863	483,813	1,631,788	36,256	242,157	1,031,755	5,119,800	106,729
VIP Overseas Portfolio - Initial Class	64,503,084	11,262,561	15,123,468	975,007	411,436	3,953,764	65,007,377	2,217,168
VIP Value Portfolio - Initial Class	11,115,312	1,015,012	2,586,585	120,169	182,136	1,574,397	11,300,272	501,788
VIP Value Strategies Portfolio - Initial Class	5,506,297	485,279	1,692,837	-	232,942	1,071,533	5,603,214	279,741
	396,757,808	64,034,089	89,792,167	2,835,037	538,185	26,898,671	398,436,586

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	181,853,641	181,853,641	-	-

Domestic Equity Funds	114,137,299	114,137,299	-	-

International Equity Funds	102,445,646	102,445,646	-	-
Total Investments in Securities:	398,436,586	398,436,586	-	-
VIP Freedom 2025 Portfolio℠
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of June 30, 2026 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $301,752,265)	$398,436,586

Total Investment in Securities (cost $301,752,265)		$398,436,586
Receivable for investments sold		7,615,243
Receivable for fund shares sold		29,972
Total assets		406,081,801
Liabilities
Payable for investments purchased	$7,297,390
Payable for fund shares redeemed	347,825
Distribution and service plan fees payable	36,864
Total liabilities		7,682,079
Net Assets		$398,399,722
Net Assets consist of:
Paid in capital		$300,569,133
Total accumulated earnings (loss)		97,830,589
Net Assets		$398,399,722

Net Asset Value and Maximum Offering Price
Initial Class :
Net Asset Value, offering price and redemption price per share ($97,168,016 ÷ 5,496,848 shares)		$17.68
Service Class :
Net Asset Value, offering price and redemption price per share ($206,095,670 ÷ 11,714,733 shares)		$17.59
Service Class 2 :
Net Asset Value, offering price and redemption price per share ($95,136,036 ÷ 5,450,828 shares)		$17.45
Statement of Operations
Six months ended June 30, 2026 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$600,736
Expenses
Distribution and service plan fees	$220,245
Independent trustees' fees and expenses	393
Total expenses before reductions	220,638
Expense reductions	(1)
Total expenses after reductions		220,637
Net Investment income (loss)		380,099
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	538,185
Capital gain distributions from underlying funds:
Affiliated issuers	2,234,301
Total net realized gain (loss)		2,772,486
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	26,898,671
Total change in net unrealized appreciation (depreciation)		26,898,671
Net gain (loss)		29,671,157
Net increase (decrease) in net assets resulting from operations		$30,051,256
Statement of Changes in Net Assets

	Six months ended June 30, 2026 (Unaudited)	Year ended December 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$380,099	$9,775,825
Net realized gain (loss)	2,772,486	21,165,022
Change in net unrealized appreciation (depreciation)	26,898,671	23,420,791
Net increase (decrease) in net assets resulting from operations	30,051,256	54,361,638
Distributions to shareholders	(20,560,495)	(23,359,797)

Share transactions - net increase (decrease)	(7,811,995)	(25,615,116)
Total increase (decrease) in net assets	1,678,766	5,386,725

Net Assets
Beginning of period	396,720,956	391,334,231
End of period	$398,399,722	$396,720,956

Financial Highlights
VIP Freedom 2025 Portfolio℠ Initial Class

	Six months ended June 30, 2026 (Unaudited)	Years ended December 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$17.25	$16.01	$15.17	$13.73	$17.82	$16.84
Income from Investment Operations
Net investment income (loss) A,B	.03	.43	.38	.37	.32	.32
Net realized and unrealized gain (loss)	1.31	1.84	.90	1.49	(3.10)	1.47
Total from investment operations	1.34	2.27	1.28	1.86	(2.78)	1.79
Distributions from net investment income	(.06)	(.44)	(.41)	(.42)	(.31)	(.19)
Distributions from net realized gain	(.85)	(.59)	(.03)	-	(1.00)	(.62)
Total distributions	(.91)	(1.03)	(.44)	(.42)	(1.31)	(.81)
Net asset value, end of period	$17.68	$17.25	$16.01	$15.17	$13.73	$17.82
Total Return C,D,E	7.99%	14.59%	8.47%	13.62%	(16.43)%	10.83%
Ratios to Average Net Assets B,F,G
Expenses before reductions H	-% I	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any H	- % I	-%	-%	-%	-%	-%
Expenses net of all reductions, if any H	-% I	-%	-%	-%	-%	-%
Net investment income (loss)	.30% I	2.56%	2.39%	2.53%	2.19%	1.82%
Supplemental Data
Net assets, end of period (000 omitted)	$97,168	$98,523	$94,275	$92,164	$45,943	$59,715
Portfolio turnover rate J	32 % I	46%	41%	34%	73%	32%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount represents less than .005%.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Freedom 2025 Portfolio℠ Service Class

	Six months ended June 30, 2026 (Unaudited)	Years ended December 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$17.18	$15.95	$15.11	$13.68	$17.76	$16.79
Income from Investment Operations
Net investment income (loss) A,B	.02	.41	.37	.35	.30	.30
Net realized and unrealized gain (loss)	1.30	1.83	.90	1.48	(3.08)	1.46
Total from investment operations	1.32	2.24	1.27	1.83	(2.78)	1.76
Distributions from net investment income	(.06)	(.42)	(.39)	(.40)	(.29)	(.17)
Distributions from net realized gain	(.85)	(.59)	(.03)	-	(1.00)	(.62)
Total distributions	(.91)	(1.01)	(.43) C	(.40)	(1.30) C	(.79)
Net asset value, end of period	$17.59	$17.18	$15.95	$15.11	$13.68	$17.76
Total Return D,E,F	7.90%	14.47%	8.40%	13.48%	(16.51)%	10.71%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.10% I	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10 % I	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions, if any	.10% I	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	.20% I	2.46%	2.29%	2.43%	2.09%	1.72%
Supplemental Data
Net assets, end of period (000 omitted)	$206,096	$203,065	$190,259	$183,294	$174,000	$199,248
Portfolio turnover rate J	32 % I	46%	41%	34%	73%	32%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Freedom 2025 Portfolio℠ Service Class 2

	Six months ended June 30, 2026 (Unaudited)	Years ended December 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$17.06	$15.85	$15.01	$13.59	$17.65	$16.69
Income from Investment Operations
Net investment income (loss) A,B	- C	.38	.34	.33	.28	.27
Net realized and unrealized gain (loss)	1.30	1.81	.90	1.47	(3.07)	1.46
Total from investment operations	1.30	2.19	1.24	1.80	(2.79)	1.73
Distributions from net investment income	(.06)	(.39)	(.37)	(.38)	(.27)	(.15)
Distributions from net realized gain	(.85)	(.59)	(.03)	-	(1.00)	(.62)
Total distributions	(.91)	(.98)	(.40)	(.38)	(1.27)	(.77)
Net asset value, end of period	$17.45	$17.06	$15.85	$15.01	$13.59	$17.65
Total Return D,E,F	7.84%	14.23%	8.28%	13.32%	(16.64)%	10.55%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.25% I	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25 % I	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions, if any	.25% I	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	.05% I	2.31%	2.14%	2.28%	1.94%	1.57%
Supplemental Data
Net assets, end of period (000 omitted)	$95,136	$95,133	$106,799	$108,097	$103,892	$130,746
Portfolio turnover rate J	32 % I	46%	41%	34%	73%	32%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal returns for periods of less than one year are not annualized.
ETotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Freedom 2030 Portfolio℠
Schedule of Investments June 30, 2026 (Unaudited)
Showing Percentage of Net Assets
Bond Funds - 39.2%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	9,465,025	87,362,183
Fidelity International Bond Index Fund (a)	3,516,707	32,494,374
Fidelity Long-Term Treasury Bond Index Fund (a)	8,099,594	74,354,277
VIP High Income Portfolio - Initial Class (a)	2,304,189	11,613,113
VIP Investment Grade Bond II Portfolio - Initial Class (a)	18,049,133	172,008,242
TOTAL BOND FUNDS (Cost $384,926,157)		377,832,189

Domestic Equity Funds - 32.5%
	Shares	Value ($)
VIP Contrafund Portfolio - Initial Class (a)	844,977	55,481,187
VIP Equity-Income Portfolio - Initial Class (a)	1,374,498	44,300,068
VIP Growth & Income Portfolio - Initial Class (a)	1,701,638	61,173,893
VIP Growth Portfolio - Initial Class (a)	832,426	92,224,467
VIP Mid Cap Portfolio - Initial Class (a)	293,351	14,072,042
VIP Value Portfolio - Initial Class (a)	1,379,194	31,059,441
VIP Value Strategies Portfolio - Initial Class (a)	768,884	15,400,755
TOTAL DOMESTIC EQUITY FUNDS (Cost $174,524,325)		313,711,853

International Equity Funds - 28.3%
	Shares	Value ($)
VIP Emerging Markets Portfolio - Initial Class (a)	4,926,950	99,080,969
VIP Overseas Portfolio - Initial Class (a)	5,939,408	174,143,438
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $173,251,729)		273,224,407

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $732,702,211)	964,768,449
NET OTHER ASSETS (LIABILITIES) - 0.0%	(93,824)
NET ASSETS - 100.0%	964,674,625

Legend

(a)	Affiliated fund.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Inflation-Protected Bond Index Fund	77,962,733	19,459,651	10,950,332	8,515	(250,831)	1,140,962	87,362,183	9,465,025
Fidelity International Bond Index Fund	23,535,427	11,480,930	2,744,389	205,519	(17,643)	240,049	32,494,374	3,516,707
Fidelity Long-Term Treasury Bond Index Fund	64,420,263	25,109,469	14,600,308	1,218,997	(2,996,530)	2,421,383	74,354,277	8,099,594
VIP Contrafund Portfolio - Initial Class	50,242,619	8,210,887	8,171,667	536,011	260,076	4,939,272	55,481,187	844,977
VIP Emerging Markets Portfolio - Initial Class	74,948,457	18,351,607	15,769,399	1,271,362	1,890,453	19,659,851	99,080,969	4,926,950
VIP Equity-Income Portfolio - Initial Class	40,732,886	6,619,380	6,896,058	352,753	182,199	3,661,661	44,300,068	1,374,498
VIP Government Money Market Portfolio - Initial Class	3,499,148	106,436	3,605,584	21,062	-	-	-	-
VIP Growth & Income Portfolio - Initial Class	55,924,595	8,368,200	7,580,595	663,940	72,250	4,389,443	61,173,893	1,701,638
VIP Growth Portfolio - Initial Class	83,348,342	14,864,893	17,706,570	-	830,246	10,887,556	92,224,467	832,426
VIP High Income Portfolio - Initial Class	10,827,113	1,989,127	1,556,591	-	(3,363)	356,827	11,613,113	2,304,189
VIP Investment Grade Bond II Portfolio - Initial Class	190,404,918	23,050,111	42,582,871	60,103	(876,026)	2,012,110	172,008,242	18,049,133
VIP Mid Cap Portfolio - Initial Class	12,781,968	1,520,358	3,646,663	93,512	333,802	3,082,577	14,072,042	293,351
VIP Overseas Portfolio - Initial Class	161,409,684	31,048,322	29,918,763	2,442,012	1,130,432	10,473,763	174,143,438	5,939,408
VIP Value Portfolio - Initial Class	28,450,297	3,268,841	5,342,547	309,933	232,998	4,449,852	31,059,441	1,379,194
VIP Value Strategies Portfolio - Initial Class	14,093,514	1,503,562	3,664,788	-	344,415	3,124,052	15,400,755	768,884
	892,581,964	174,951,774	174,737,125	7,183,719	1,132,478	70,839,358	964,768,449

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	377,832,189	377,832,189	-	-

Domestic Equity Funds	313,711,853	313,711,853	-	-

International Equity Funds	273,224,407	273,224,407	-	-
Total Investments in Securities:	964,768,449	964,768,449	-	-
VIP Freedom 2030 Portfolio℠
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of June 30, 2026 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $732,702,211)	$964,768,449

Total Investment in Securities (cost $732,702,211)		$964,768,449
Receivable for investments sold		17,200,539
Receivable for fund shares sold		630,939
Total assets		982,599,927
Liabilities
Payable for investments purchased	$15,887,553
Payable for fund shares redeemed	1,943,926
Distribution and service plan fees payable	93,823
Total liabilities		17,925,302
Net Assets		$964,674,625
Net Assets consist of:
Paid in capital		$731,578,411
Total accumulated earnings (loss)		233,096,214
Net Assets		$964,674,625

Net Asset Value and Maximum Offering Price
Initial Class :
Net Asset Value, offering price and redemption price per share ($219,287,196 ÷ 11,972,419 shares)		$18.32
Service Class :
Net Asset Value, offering price and redemption price per share ($485,949,230 ÷ 26,645,753 shares)		$18.24
Service Class 2 :
Net Asset Value, offering price and redemption price per share ($259,438,199 ÷ 14,307,915 shares)		$18.13
Statement of Operations
Six months ended June 30, 2026 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$1,527,560
Expenses
Distribution and service plan fees	$541,968
Independent trustees' fees and expenses	905
Total expenses		542,873
Net Investment income (loss)		984,687
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	1,132,478
Capital gain distributions from underlying funds:
Affiliated issuers	5,656,159
Total net realized gain (loss)		6,788,637
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	70,839,358
Total change in net unrealized appreciation (depreciation)		70,839,358
Net gain (loss)		77,627,995
Net increase (decrease) in net assets resulting from operations		$78,612,682
Statement of Changes in Net Assets

	Six months ended June 30, 2026 (Unaudited)	Year ended December 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$984,687	$20,030,756
Net realized gain (loss)	6,788,637	45,184,670
Change in net unrealized appreciation (depreciation)	70,839,358	55,660,805
Net increase (decrease) in net assets resulting from operations	78,612,682	120,876,231
Distributions to shareholders	(43,991,025)	(54,821,477)

Share transactions - net increase (decrease)	37,558,456	41,664,276
Total increase (decrease) in net assets	72,180,113	107,719,030

Net Assets
Beginning of period	892,494,512	784,775,482
End of period	$964,674,625	$892,494,512

Financial Highlights
VIP Freedom 2030 Portfolio℠ Initial Class

	Six months ended June 30, 2026 (Unaudited)	Years ended December 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$17.68	$16.39	$15.36	$13.72	$17.93	$16.83
Income from Investment Operations
Net investment income (loss) A,B	.03	.42	.37	.34	.29	.31
Net realized and unrealized gain (loss)	1.49	2.04	1.07	1.67	(3.16)	1.72
Total from investment operations	1.52	2.46	1.44	2.01	(2.87)	2.03
Distributions from net investment income	(.04)	(.41)	(.38)	(.37)	(.29)	(.19)
Distributions from net realized gain	(.84)	(.75)	(.04)	-	(1.05)	(.74)
Total distributions	(.88)	(1.17) C	(.41) C	(.37)	(1.34)	(.93)
Net asset value, end of period	$18.32	$17.68	$16.39	$15.36	$13.72	$17.93
Total Return D,E,F	8.84%	15.52%	9.41%	14.70%	(16.87)%	12.37%
Ratios to Average Net Assets B,G,H
Expenses before reductions I	-% J	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any I	- % J	-%	-%	-%	-%	-%
Expenses net of all reductions, if any I	-% J	-%	-%	-%	-%	-%
Net investment income (loss)	.33% J	2.49%	2.25%	2.33%	1.96%	1.77%
Supplemental Data
Net assets, end of period (000 omitted)	$219,287	$204,546	$189,258	$162,784	$116,986	$138,193
Portfolio turnover rate K	38 % J	39%	31%	26%	76%	28%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAmount represents less than .005%.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Freedom 2030 Portfolio℠ Service Class

	Six months ended June 30, 2026 (Unaudited)	Years ended December 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$17.61	$16.34	$15.31	$13.68	$17.88	$16.79
Income from Investment Operations
Net investment income (loss) A,B	.02	.41	.35	.32	.27	.29
Net realized and unrealized gain (loss)	1.49	2.01	1.08	1.66	(3.14)	1.72
Total from investment operations	1.51	2.42	1.43	1.98	(2.87)	2.01
Distributions from net investment income	(.04)	(.40)	(.36)	(.35)	(.28)	(.18)
Distributions from net realized gain	(.84)	(.75)	(.04)	-	(1.05)	(.74)
Total distributions	(.88)	(1.15)	(.40)	(.35)	(1.33)	(.92)
Net asset value, end of period	$18.24	$17.61	$16.34	$15.31	$13.68	$17.88
Total Return C,D,E	8.81%	15.33%	9.34%	14.56%	(16.94)%	12.24%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.10% H	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10 % H	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions, if any	.10% H	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	.23% H	2.40%	2.15%	2.23%	1.86%	1.67%
Supplemental Data
Net assets, end of period (000 omitted)	$485,949	$445,320	$369,233	$319,543	$271,187	$294,595
Portfolio turnover rate I	38 % H	39%	31%	26%	76%	28%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Freedom 2030 Portfolio℠ Service Class 2

	Six months ended June 30, 2026 (Unaudited)	Years ended December 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$17.53	$16.27	$15.25	$13.62	$17.81	$16.73
Income from Investment Operations
Net investment income (loss) A,B	.01	.38	.33	.30	.25	.27
Net realized and unrealized gain (loss)	1.47	2.00	1.06	1.66	(3.14)	1.70
Total from investment operations	1.48	2.38	1.39	1.96	(2.89)	1.97
Distributions from net investment income	(.04)	(.37)	(.33)	(.33)	(.26)	(.15)
Distributions from net realized gain	(.84)	(.75)	(.04)	-	(1.05)	(.74)
Total distributions	(.88)	(1.12)	(.37)	(.33)	(1.30) C	(.89)
Net asset value, end of period	$18.13	$17.53	$16.27	$15.25	$13.62	$17.81
Total Return D,E,F	8.67%	15.16%	9.14%	14.46%	(17.09)%	12.07%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.25% I	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25 % I	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions, if any	.25% I	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	.08% I	2.25%	2.00%	2.08%	1.71%	1.52%
Supplemental Data
Net assets, end of period (000 omitted)	$259,438	$242,628	$226,284	$220,596	$198,433	$243,043
Portfolio turnover rate J	38 % I	39%	31%	26%	76%	28%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Freedom 2035 Portfolio℠
Schedule of Investments June 30, 2026 (Unaudited)
Showing Percentage of Net Assets
Bond Funds - 31.2%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	2,831,592	26,135,597
Fidelity International Bond Index Fund (a)	1,707,208	15,774,604
Fidelity Long-Term Treasury Bond Index Fund (a)	4,654,637	42,729,568
VIP High Income Portfolio - Initial Class (a)	1,276,644	6,434,288
VIP Investment Grade Bond II Portfolio - Initial Class (a)	8,003,736	76,275,605
TOTAL BOND FUNDS (Cost $169,053,336)		167,349,662

Domestic Equity Funds - 37.3%
	Shares	Value ($)
VIP Contrafund Portfolio - Initial Class (a)	536,817	35,247,372
VIP Equity-Income Portfolio - Initial Class (a)	873,230	28,144,199
VIP Growth & Income Portfolio - Initial Class (a)	1,081,040	38,863,387
VIP Growth Portfolio - Initial Class (a)	528,974	58,605,060
VIP Mid Cap Portfolio - Initial Class (a)	186,341	8,938,770
VIP Value Portfolio - Initial Class (a)	876,208	19,732,196
VIP Value Strategies Portfolio - Initial Class (a)	488,476	9,784,179
TOTAL DOMESTIC EQUITY FUNDS (Cost $140,146,051)		199,315,163

International Equity Funds - 31.5%
	Shares	Value ($)
VIP Emerging Markets Portfolio - Initial Class (a)	3,015,315	60,637,980
VIP Overseas Portfolio - Initial Class (a)	3,677,221	107,816,125
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $122,101,764)		168,454,105

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $431,301,151)	535,118,930
NET OTHER ASSETS (LIABILITIES) - 0.0%	(58,371)
NET ASSETS - 100.0%	535,060,559

Legend

(a)	Affiliated fund.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Inflation-Protected Bond Index Fund	21,968,604	7,176,381	3,260,653	2,453	(16,019)	267,283	26,135,597	2,831,592
Fidelity International Bond Index Fund	10,064,335	6,632,416	1,025,689	91,888	(9,005)	112,547	15,774,604	1,707,208
Fidelity Long-Term Treasury Bond Index Fund	35,497,714	15,497,680	7,961,678	685,725	(1,534,158)	1,230,010	42,729,568	4,654,637
VIP Contrafund Portfolio - Initial Class	30,427,508	6,098,993	4,428,559	329,677	88,390	3,061,040	35,247,372	536,817
VIP Emerging Markets Portfolio - Initial Class	44,044,544	12,249,945	8,349,759	758,270	746,722	11,946,528	60,637,980	3,015,315
VIP Equity-Income Portfolio - Initial Class	24,668,141	5,338,403	4,213,486	216,486	95,990	2,255,151	28,144,199	873,230
VIP Government Money Market Portfolio - Initial Class	1,840,933	73,854	1,914,787	11,227	-	-	-	-
VIP Growth & Income Portfolio - Initial Class	33,868,596	6,755,785	4,470,692	409,456	25,513	2,684,185	38,863,387	1,081,040
VIP Growth Portfolio - Initial Class	50,477,135	10,654,813	9,638,187	-	181,283	6,930,016	58,605,060	528,974
VIP High Income Portfolio - Initial Class	5,690,286	1,366,528	808,998	-	(436)	186,908	6,434,288	1,276,644
VIP Investment Grade Bond II Portfolio - Initial Class	81,409,966	13,824,127	19,462,193	26,130	(413,262)	916,967	76,275,605	8,003,736
VIP Mid Cap Portfolio - Initial Class	7,741,048	1,161,968	2,057,311	57,675	114,087	1,978,978	8,938,770	186,341
VIP Overseas Portfolio - Initial Class	95,485,990	20,944,366	15,515,180	1,462,823	238,138	6,662,811	107,816,125	3,677,221
VIP Value Portfolio - Initial Class	17,229,903	2,554,726	2,907,604	191,140	47,955	2,807,216	19,732,196	876,208
VIP Value Strategies Portfolio - Initial Class	8,535,367	1,126,725	1,996,824	-	115,671	2,003,240	9,784,179	488,476
	468,950,070	111,456,710	88,011,600	4,242,950	(319,131)	43,042,880	535,118,930

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	167,349,662	167,349,662	-	-

Domestic Equity Funds	199,315,163	199,315,163	-	-

International Equity Funds	168,454,105	168,454,105	-	-
Total Investments in Securities:	535,118,930	535,118,930	-	-
VIP Freedom 2035 Portfolio℠
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of June 30, 2026 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $431,301,151)	$535,118,930

Total Investment in Securities (cost $431,301,151)		$535,118,930
Receivable for investments sold		9,188,013
Receivable for fund shares sold		361,730
Total assets		544,668,673
Liabilities
Payable to custodian bank	$22
Payable for investments purchased	9,163,160
Payable for fund shares redeemed	386,584
Distribution and service plan fees payable	58,348
Total liabilities		9,608,114
Net Assets		$535,060,559
Net Assets consist of:
Paid in capital		$431,880,628
Total accumulated earnings (loss)		103,179,931
Net Assets		$535,060,559

Net Asset Value and Maximum Offering Price
Initial Class :
Net Asset Value, offering price and redemption price per share ($82,693,090 ÷ 2,632,508 shares)		$31.41
Service Class :
Net Asset Value, offering price and redemption price per share ($281,886,067 ÷ 9,015,990 shares)		$31.27
Service Class 2 :
Net Asset Value, offering price and redemption price per share ($170,481,402 ÷ 5,501,142 shares)		$30.99
Statement of Operations
Six months ended June 30, 2026 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$825,597
Expenses
Distribution and service plan fees	$331,017
Independent trustees' fees and expenses	479
Total expenses before reductions	331,496
Expense reductions	(2)
Total expenses after reductions		331,494
Net Investment income (loss)		494,103
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(319,131)
Capital gain distributions from underlying funds:
Affiliated issuers	3,417,353
Total net realized gain (loss)		3,098,222
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	43,042,880
Total change in net unrealized appreciation (depreciation)		43,042,880
Net gain (loss)		46,141,102
Net increase (decrease) in net assets resulting from operations		$46,635,205
Statement of Changes in Net Assets

	Six months ended June 30, 2026 (Unaudited)	Year ended December 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$494,103	$9,151,038
Net realized gain (loss)	3,098,222	26,137,751
Change in net unrealized appreciation (depreciation)	43,042,880	29,109,511
Net increase (decrease) in net assets resulting from operations	46,635,205	64,398,300
Distributions to shareholders	(25,540,925)	(29,855,421)

Share transactions - net increase (decrease)	45,068,607	61,409,097
Total increase (decrease) in net assets	66,162,887	95,951,976

Net Assets
Beginning of period	468,897,672	372,945,696
End of period	$535,060,559	$468,897,672

Financial Highlights
VIP Freedom 2035 Portfolio℠ Initial Class

	Six months ended June 30, 2026 (Unaudited)	Years ended December 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$30.16	$27.90	$25.99	$22.71	$30.05	$27.34
Income from Investment Operations
Net investment income (loss) A,B	.05	.67	.56	.51	.40	.45
Net realized and unrealized gain (loss)	2.83	3.80	2.28	3.30	(5.43)	3.69
Total from investment operations	2.88	4.47	2.84	3.81	(5.03)	4.14
Distributions from net investment income	(.04)	(.63)	(.53)	(.48)	(.42)	(.30)
Distributions from net realized gain	(1.59)	(1.58)	(.40)	(.05)	(1.89)	(1.13)
Total distributions	(1.63)	(2.21)	(.93)	(.53)	(2.31)	(1.43)
Net asset value, end of period	$31.41	$30.16	$27.90	$25.99	$22.71	$30.05
Total Return C,D,E	9.86%	16.69%	11.03%	16.85%	(17.69)%	15.46%
Ratios to Average Net Assets B,F,G
Expenses before reductions H	-% I	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any H	- % I	-%	-%	-%	-%	-%
Expenses net of all reductions, if any H	-% I	-%	-%	-%	-%	-%
Net investment income (loss)	.33% I	2.33%	2.02%	2.10%	1.68%	1.53%
Supplemental Data
Net assets, end of period (000 omitted)	$82,693	$70,206	$51,996	$39,129	$18,619	$17,426
Portfolio turnover rate J	35 % I	38%	34%	26%	49%	34%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount represents less than .005%.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Freedom 2035 Portfolio℠ Service Class

	Six months ended June 30, 2026 (Unaudited)	Years ended December 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$30.04	$27.80	$25.90	$22.64	$29.96	$27.27
Income from Investment Operations
Net investment income (loss) A,B	.03	.64	.53	.49	.38	.42
Net realized and unrealized gain (loss)	2.83	3.79	2.27	3.28	(5.42)	3.67
Total from investment operations	2.86	4.43	2.80	3.77	(5.04)	4.09
Distributions from net investment income	(.04)	(.60)	(.50)	(.46)	(.40)	(.27)
Distributions from net realized gain	(1.59)	(1.58)	(.40)	(.05)	(1.89)	(1.13)
Total distributions	(1.63)	(2.19) C	(.90)	(.51)	(2.28) C	(1.40)
Net asset value, end of period	$31.27	$30.04	$27.80	$25.90	$22.64	$29.96
Total Return D,E,F	9.83%	16.58%	10.93%	16.71%	(17.75)%	15.32%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.10% I	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10 % I	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions, if any	.10% I	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	.23% I	2.23%	1.92%	2.00%	1.58%	1.43%
Supplemental Data
Net assets, end of period (000 omitted)	$281,886	$240,295	$180,271	$141,514	$98,376	$82,275
Portfolio turnover rate J	35 % I	38%	34%	26%	49%	34%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Freedom 2035 Portfolio℠ Service Class 2

	Six months ended June 30, 2026 (Unaudited)	Years ended December 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$29.81	$27.60	$25.72	$22.49	$29.78	$27.11
Income from Investment Operations
Net investment income (loss) A,B	.01	.59	.49	.45	.34	.37
Net realized and unrealized gain (loss)	2.80	3.76	2.25	3.25	(5.38)	3.66
Total from investment operations	2.81	4.35	2.74	3.70	(5.04)	4.03
Distributions from net investment income	(.04)	(.56)	(.46)	(.42)	(.36)	(.23)
Distributions from net realized gain	(1.59)	(1.58)	(.40)	(.05)	(1.89)	(1.13)
Total distributions	(1.63)	(2.14)	(.86)	(.47)	(2.25)	(1.36)
Net asset value, end of period	$30.99	$29.81	$27.60	$25.72	$22.49	$29.78
Total Return C,D,E	9.73%	16.42%	10.77%	16.53%	(17.89)%	15.18%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.25% H	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25 % H	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions, if any	.25% H	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	.08% H	2.08%	1.77%	1.85%	1.43%	1.28%
Supplemental Data
Net assets, end of period (000 omitted)	$170,481	$158,397	$140,678	$122,389	$98,634	$113,228
Portfolio turnover rate I	35 % H	38%	34%	26%	49%	34%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Freedom 2040 Portfolio℠
Schedule of Investments June 30, 2026 (Unaudited)
Showing Percentage of Net Assets
Bond Funds - 16.7%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	650,903	6,007,830
Fidelity International Bond Index Fund (a)	1,177,854	10,883,374
Fidelity Long-Term Treasury Bond Index Fund (a)	4,885,125	44,845,448
VIP High Income Portfolio - Initial Class (a)	1,282,769	6,465,157
VIP Investment Grade Bond II Portfolio - Initial Class (a)	2,290,361	21,827,136
TOTAL BOND FUNDS (Cost $91,552,307)		90,028,945

Domestic Equity Funds - 46.0%
	Shares	Value ($)
VIP Contrafund Portfolio - Initial Class (a)	667,205	43,808,665
VIP Equity-Income Portfolio - Initial Class (a)	1,085,310	34,979,555
VIP Growth & Income Portfolio - Initial Class (a)	1,343,597	48,302,314
VIP Growth Portfolio - Initial Class (a)	657,486	72,842,894
VIP Mid Cap Portfolio - Initial Class (a)	231,592	11,109,448
VIP Value Portfolio - Initial Class (a)	1,089,007	24,524,428
VIP Value Strategies Portfolio - Initial Class (a)	607,109	12,160,392
TOTAL DOMESTIC EQUITY FUNDS (Cost $175,589,661)		247,727,696

International Equity Funds - 37.3%
	Shares	Value ($)
VIP Emerging Markets Portfolio - Initial Class (a)	3,560,490	71,601,453
VIP Overseas Portfolio - Initial Class (a)	4,414,797	129,441,841
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $147,394,208)		201,043,294

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $414,536,176)	538,799,935
NET OTHER ASSETS (LIABILITIES) - 0.0%	(43,508)
NET ASSETS - 100.0%	538,756,427

Legend

(a)	Affiliated fund.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Inflation-Protected Bond Index Fund	7,774,063	3,020,079	4,877,118	867	(79,941)	170,746	6,007,830	650,903
Fidelity International Bond Index Fund	8,619,999	4,055,252	1,887,859	74,497	(21,477)	117,459	10,883,374	1,177,854
Fidelity Long-Term Treasury Bond Index Fund	35,900,441	17,465,069	8,194,772	697,481	(1,814,381)	1,489,091	44,845,448	4,885,125
VIP Contrafund Portfolio - Initial Class	35,891,287	8,009,846	4,081,221	387,926	53,216	3,935,537	43,808,665	667,205
VIP Emerging Markets Portfolio - Initial Class	50,005,409	14,912,463	8,202,737	857,345	854,357	14,031,961	71,601,453	3,560,490
VIP Equity-Income Portfolio - Initial Class	29,097,607	7,820,300	4,793,195	254,701	92,968	2,761,875	34,979,555	1,085,310
VIP Government Money Market Portfolio - Initial Class	1,706,843	977,264	2,684,107	16,588	-	-	-	-
VIP Growth & Income Portfolio - Initial Class	39,950,258	10,016,394	5,025,807	481,517	2,195	3,359,274	48,302,314	1,343,597
VIP Growth Portfolio - Initial Class	59,540,379	14,164,791	9,789,747	-	265,443	8,662,028	72,842,894	657,486
VIP High Income Portfolio - Initial Class	5,404,589	1,631,146	754,161	-	(7,123)	190,706	6,465,157	1,282,769
VIP Investment Grade Bond II Portfolio - Initial Class	22,322,387	7,463,696	8,073,035	6,975	(170,119)	284,207	21,827,136	2,290,361
VIP Mid Cap Portfolio - Initial Class	9,131,327	1,678,838	2,260,672	67,830	137,558	2,422,397	11,109,448	231,592
VIP Overseas Portfolio - Initial Class	109,418,637	26,564,586	14,973,995	1,659,566	343,916	8,088,697	129,441,841	4,414,797
VIP Value Portfolio - Initial Class	20,324,144	3,851,953	3,137,179	224,789	63,607	3,421,903	24,524,428	1,089,007
VIP Value Strategies Portfolio - Initial Class	10,068,257	1,686,130	2,173,100	-	118,559	2,460,546	12,160,392	607,109
	445,155,627	123,317,807	80,908,705	4,730,082	(161,222)	51,396,427	538,799,935

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	90,028,945	90,028,945	-	-

Domestic Equity Funds	247,727,696	247,727,696	-	-

International Equity Funds	201,043,294	201,043,294	-	-
Total Investments in Securities:	538,799,935	538,799,935	-	-
VIP Freedom 2040 Portfolio℠
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of June 30, 2026 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $414,536,176)	$538,799,935

Total Investment in Securities (cost $414,536,176)		$538,799,935
Cash		1
Receivable for investments sold		9,095,399
Receivable for fund shares sold		1,177,420
Total assets		549,072,755
Liabilities
Payable for investments purchased	$8,086,477
Payable for fund shares redeemed	2,186,342
Distribution and service plan fees payable	43,509
Total liabilities		10,316,328
Net Assets		$538,756,427
Net Assets consist of:
Paid in capital		$413,789,825
Total accumulated earnings (loss)		124,966,602
Net Assets		$538,756,427

Net Asset Value and Maximum Offering Price
Initial Class :
Net Asset Value, offering price and redemption price per share ($116,233,236 ÷ 3,727,502 shares)		$31.18
Service Class :
Net Asset Value, offering price and redemption price per share ($351,415,014 ÷ 11,315,628 shares)		$31.06
Service Class 2 :
Net Asset Value, offering price and redemption price per share ($71,108,177 ÷ 2,306,777 shares)		$30.83
Statement of Operations
Six months ended June 30, 2026 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$806,056
Expenses
Distribution and service plan fees	$237,858
Independent trustees' fees and expenses	462
Total expenses		238,320
Net Investment income (loss)		567,736
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(161,222)
Capital gain distributions from underlying funds:
Affiliated issuers	3,924,026
Total net realized gain (loss)		3,762,804
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	51,396,427
Total change in net unrealized appreciation (depreciation)		51,396,427
Net gain (loss)		55,159,231
Net increase (decrease) in net assets resulting from operations		$55,726,967
Statement of Changes in Net Assets

	Six months ended June 30, 2026 (Unaudited)	Year ended December 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$567,736	$6,956,558
Net realized gain (loss)	3,762,804	31,217,763
Change in net unrealized appreciation (depreciation)	51,396,427	30,711,382
Net increase (decrease) in net assets resulting from operations	55,726,967	68,885,703
Distributions to shareholders	(29,305,222)	(31,525,492)

Share transactions - net increase (decrease)	67,215,013	57,836,707
Total increase (decrease) in net assets	93,636,758	95,196,918

Net Assets
Beginning of period	445,119,669	349,922,751
End of period	$538,756,427	$445,119,669

Financial Highlights
VIP Freedom 2040 Portfolio℠ Initial Class

	Six months ended June 30, 2026 (Unaudited)	Years ended December 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$29.78	$27.30	$24.91	$21.58	$29.04	$25.96
Income from Investment Operations
Net investment income (loss) A,B	.05	.52	.41	.38	.34	.41
Net realized and unrealized gain (loss)	3.32	4.37	2.82	3.65	(5.31)	4.11
Total from investment operations	3.37	4.89	3.23	4.03	(4.97)	4.52
Distributions from net investment income	(.02)	(.50)	(.39)	(.37)	(.39)	(.26)
Distributions from net realized gain	(1.95)	(1.91)	(.44)	(.32)	(2.10)	(1.18)
Total distributions	(1.97)	(2.41)	(.84) C	(.70) C	(2.49)	(1.44)
Net asset value, end of period	$31.18	$29.78	$27.30	$24.91	$21.58	$29.04
Total Return D,E,F	11.77%	18.79%	13.10%	18.87%	(18.22)%	17.83%
Ratios to Average Net Assets B,G,H
Expenses before reductions I	-% J	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any I	- % J	-%	-%	-%	-%	-%
Expenses net of all reductions, if any I	-% J	-%	-%	-%	-%	-%
Net investment income (loss)	.33% J	1.83%	1.52%	1.64%	1.49%	1.45%
Supplemental Data
Net assets, end of period (000 omitted)	$116,233	$102,752	$86,501	$66,167	$41,856	$45,822
Portfolio turnover rate K	33 % J	35%	34%	28%	39%	32%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAmount represents less than .005%.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Freedom 2040 Portfolio℠ Service Class

	Six months ended June 30, 2026 (Unaudited)	Years ended December 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$29.68	$27.22	$24.85	$21.52	$28.97	$25.91
Income from Investment Operations
Net investment income (loss) A,B	.03	.49	.38	.36	.32	.38
Net realized and unrealized gain (loss)	3.32	4.35	2.80	3.64	(5.30)	4.10
Total from investment operations	3.35	4.84	3.18	4.00	(4.98)	4.48
Distributions from net investment income	(.02)	(.47)	(.37)	(.35)	(.37)	(.24)
Distributions from net realized gain	(1.95)	(1.91)	(.44)	(.32)	(2.10)	(1.18)
Total distributions	(1.97)	(2.38)	(.81)	(.67)	(2.47)	(1.42)
Net asset value, end of period	$31.06	$29.68	$27.22	$24.85	$21.52	$28.97
Total Return C,D,E	11.74%	18.66%	12.94%	18.82%	(18.30)%	17.68%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.10% H	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10 % H	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions, if any	.10% H	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	.23% H	1.73%	1.42%	1.54%	1.39%	1.35%
Supplemental Data
Net assets, end of period (000 omitted)	$351,415	$279,606	$208,187	$169,888	$124,508	$119,062
Portfolio turnover rate I	33 % H	35%	34%	28%	39%	32%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Freedom 2040 Portfolio℠ Service Class 2

	Six months ended June 30, 2026 (Unaudited)	Years ended December 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$29.49	$27.07	$24.71	$21.41	$28.83	$25.80
Income from Investment Operations
Net investment income (loss) A,B	.01	.44	.34	.32	.28	.33
Net realized and unrealized gain (loss)	3.30	4.32	2.79	3.62	(5.26)	4.08
Total from investment operations	3.31	4.76	3.13	3.94	(4.98)	4.41
Distributions from net investment income	(.02)	(.43)	(.33)	(.32)	(.33)	(.20)
Distributions from net realized gain	(1.95)	(1.91)	(.44)	(.32)	(2.10)	(1.18)
Total distributions	(1.97)	(2.34)	(.77)	(.64)	(2.44) C	(1.38)
Net asset value, end of period	$30.83	$29.49	$27.07	$24.71	$21.41	$28.83
Total Return D,E,F	11.68%	18.44%	12.81%	18.61%	(18.41)%	17.50%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.25% I	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25 % I	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions, if any	.25% I	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	.08% I	1.58%	1.27%	1.39%	1.24%	1.20%
Supplemental Data
Net assets, end of period (000 omitted)	$71,108	$62,762	$55,235	$44,872	$35,481	$41,525
Portfolio turnover rate J	33 % I	35%	34%	28%	39%	32%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Freedom 2045 Portfolio℠
Schedule of Investments June 30, 2026 (Unaudited)
Showing Percentage of Net Assets
Bond Funds - 6.7%
	Shares	Value ($)
Fidelity Long-Term Treasury Bond Index Fund (a) (Cost $20,872,151)	2,167,242	19,895,283

Domestic Equity Funds - 52.0%
	Shares	Value ($)
VIP Contrafund Portfolio - Initial Class (a)	415,333	27,270,754
VIP Equity-Income Portfolio - Initial Class (a)	675,561	21,773,320
VIP Growth & Income Portfolio - Initial Class (a)	836,372	30,067,582
VIP Growth Portfolio - Initial Class (a)	409,292	45,345,511
VIP Mid Cap Portfolio - Initial Class (a)	144,160	6,915,360
VIP Value Portfolio - Initial Class (a)	677,879	15,265,826
VIP Value Strategies Portfolio - Initial Class (a)	377,906	7,569,459
TOTAL DOMESTIC EQUITY FUNDS (Cost $113,212,465)		154,207,812

International Equity Funds - 41.3%
	Shares	Value ($)
VIP Emerging Markets Portfolio - Initial Class (a)	2,172,047	43,679,868
VIP Overseas Portfolio - Initial Class (a)	2,685,112	78,727,478
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $90,491,073)		122,407,346

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $224,575,689)	296,510,441
NET OTHER ASSETS (LIABILITIES) - 0.0%	(40,683)
NET ASSETS - 100.0%	296,469,758

Legend

(a)	Affiliated fund.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Inflation-Protected Bond Index Fund	1,855,244	515,643	2,391,428	198	(11,031)	31,572	-	-
Fidelity International Bond Index Fund	206,400	929,119	1,127,298	5,985	(8,194)	(27)	-	-
Fidelity Long-Term Treasury Bond Index Fund	17,358,369	7,659,587	4,938,891	326,685	(105,639)	(78,143)	19,895,283	2,167,242
VIP Contrafund Portfolio - Initial Class	23,329,593	3,913,959	2,381,833	255,810	(2,107)	2,411,142	27,270,754	415,333
VIP Emerging Markets Portfolio - Initial Class	31,901,461	7,643,860	4,947,194	548,047	323,089	8,758,652	43,679,868	2,172,047
VIP Equity-Income Portfolio - Initial Class	18,913,485	4,496,166	3,430,594	165,859	47,731	1,746,532	21,773,320	675,561
VIP Government Money Market Portfolio - Initial Class	932,136	14,510	946,646	2,682	-	-	-	-
VIP Growth & Income Portfolio - Initial Class	25,967,894	5,587,179	3,564,248	314,497	(9,985)	2,086,742	30,067,582	836,372
VIP Growth Portfolio - Initial Class	38,701,299	7,106,461	5,928,462	-	(1,852)	5,468,065	45,345,511	409,292
VIP Investment Grade Bond II Portfolio - Initial Class	2,008,380	397,211	2,418,708	336	(57,184)	70,301	-	-
VIP Mid Cap Portfolio - Initial Class	5,935,680	693,692	1,325,641	44,286	90,299	1,521,330	6,915,360	144,160
VIP Overseas Portfolio - Initial Class	69,760,952	12,627,847	8,692,655	1,058,433	(3,544)	5,034,878	78,727,478	2,685,112
VIP Value Portfolio - Initial Class	13,210,999	1,966,986	2,101,616	146,826	30,191	2,159,266	15,265,826	677,879
VIP Value Strategies Portfolio - Initial Class	6,544,648	690,470	1,291,740	-	72,742	1,553,339	7,569,459	377,906
	256,626,540	54,242,690	45,486,954	2,869,644	364,516	30,763,649	296,510,441

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	19,895,283	19,895,283	-	-

Domestic Equity Funds	154,207,812	154,207,812	-	-

International Equity Funds	122,407,346	122,407,346	-	-
Total Investments in Securities:	296,510,441	296,510,441	-	-
VIP Freedom 2045 Portfolio℠
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of June 30, 2026 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $224,575,689)	$296,510,441

Total Investment in Securities (cost $224,575,689)		$296,510,441
Receivable for investments sold		5,919,120
Receivable for fund shares sold		74,084
Total assets		302,503,645
Liabilities
Payable to custodian bank	$8
Payable for investments purchased	5,137,534
Payable for fund shares redeemed	855,670
Distribution and service plan fees payable	40,675
Total liabilities		6,033,887
Net Assets		$296,469,758
Net Assets consist of:
Paid in capital		$224,447,543
Total accumulated earnings (loss)		72,022,215
Net Assets		$296,469,758

Net Asset Value and Maximum Offering Price
Initial Class :
Net Asset Value, offering price and redemption price per share ($35,827,421 ÷ 1,109,377 shares)		$32.30
Service Class :
Net Asset Value, offering price and redemption price per share ($105,319,673 ÷ 3,276,587 shares)		$32.14
Service Class 2 :
Net Asset Value, offering price and redemption price per share ($155,322,664 ÷ 4,871,283 shares)		$31.89
Statement of Operations
Six months ended June 30, 2026 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$342,147
Expenses
Distribution and service plan fees	$228,766
Independent trustees' fees and expenses	263
Total expenses before reductions	229,029
Expense reductions	(1)
Total expenses after reductions		229,028
Net Investment income (loss)		113,119
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	364,516
Capital gain distributions from underlying funds:
Affiliated issuers	2,527,497
Total net realized gain (loss)		2,892,013
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	30,763,649
Total change in net unrealized appreciation (depreciation)		30,763,649
Net gain (loss)		33,655,662
Net increase (decrease) in net assets resulting from operations		$33,768,781
Statement of Changes in Net Assets

	Six months ended June 30, 2026 (Unaudited)	Year ended December 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$113,119	$3,092,572
Net realized gain (loss)	2,892,013	18,557,368
Change in net unrealized appreciation (depreciation)	30,763,649	18,828,610
Net increase (decrease) in net assets resulting from operations	33,768,781	40,478,550
Distributions to shareholders	(18,427,523)	(16,611,985)

Share transactions - net increase (decrease)	24,537,559	39,429,174
Total increase (decrease) in net assets	39,878,817	63,295,739

Net Assets
Beginning of period	256,590,941	193,295,202
End of period	$296,469,758	$256,590,941

Financial Highlights
VIP Freedom 2045 Portfolio℠ Initial Class

	Six months ended June 30, 2026 (Unaudited)	Years ended December 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$30.68	$27.81	$25.21	$21.76	$29.30	$26.09
Income from Investment Operations
Net investment income (loss) A,B	.04	.45	.37	.37	.34	.40
Net realized and unrealized gain (loss)	3.79	4.81	3.08	3.80	(5.35)	4.16
Total from investment operations	3.83	5.26	3.45	4.17	(5.01)	4.56
Distributions from net investment income	(.01)	(.43)	(.36)	(.35)	(.38)	(.27)
Distributions from net realized gain	(2.20)	(1.96)	(.48)	(.37)	(2.15)	(1.08)
Total distributions	(2.21)	(2.39)	(.85) C	(.72)	(2.53)	(1.35)
Net asset value, end of period	$32.30	$30.68	$27.81	$25.21	$21.76	$29.30
Total Return D,E,F	13.04%	19.83%	13.84%	19.41%	(18.21)%	17.83%
Ratios to Average Net Assets B,G,H
Expenses before reductions I	-% J	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any I	- % J	-%	-%	-%	-%	-%
Expenses net of all reductions, if any I	-% J	-%	-%	-%	-%	-%
Net investment income (loss)	.25% J	1.55%	1.36%	1.59%	1.50%	1.42%
Supplemental Data
Net assets, end of period (000 omitted)	$35,827	$31,024	$23,336	$17,029	$7,366	$6,866
Portfolio turnover rate K	33 % J	33%	31%	24%	39%	29%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAmount represents less than .005%.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Freedom 2045 Portfolio℠ Service Class

	Six months ended June 30, 2026 (Unaudited)	Years ended December 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$30.56	$27.71	$25.13	$21.69	$29.22	$26.03
Income from Investment Operations
Net investment income (loss) A,B	.02	.42	.35	.35	.32	.37
Net realized and unrealized gain (loss)	3.77	4.79	3.05	3.79	(5.34)	4.14
Total from investment operations	3.79	5.21	3.40	4.14	(5.02)	4.51
Distributions from net investment income	(.01)	(.40)	(.34)	(.33)	(.36)	(.24)
Distributions from net realized gain	(2.20)	(1.96)	(.48)	(.37)	(2.15)	(1.08)
Total distributions	(2.21)	(2.36)	(.82)	(.70)	(2.51)	(1.32)
Net asset value, end of period	$32.14	$30.56	$27.71	$25.13	$21.69	$29.22
Total Return C,D,E	12.95%	19.73%	13.70%	19.33%	(18.30)%	17.69%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.10% H	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10 % H	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions, if any	.10% H	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	.15% H	1.45%	1.26%	1.49%	1.40%	1.32%
Supplemental Data
Net assets, end of period (000 omitted)	$105,320	$88,770	$53,830	$41,877	$23,628	$22,218
Portfolio turnover rate I	33 % H	33%	31%	24%	39%	29%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Freedom 2045 Portfolio℠ Service Class 2

	Six months ended June 30, 2026 (Unaudited)	Years ended December 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$30.35	$27.54	$24.98	$21.57	$29.07	$25.90
Income from Investment Operations
Net investment income (loss) A,B	- C	.37	.30	.31	.28	.33
Net realized and unrealized gain (loss)	3.75	4.75	3.04	3.76	(5.30)	4.12
Total from investment operations	3.75	5.12	3.34	4.07	(5.02)	4.45
Distributions from net investment income	(.01)	(.35)	(.30)	(.30)	(.33)	(.20)
Distributions from net realized gain	(2.20)	(1.96)	(.48)	(.37)	(2.15)	(1.08)
Total distributions	(2.21)	(2.31)	(.78)	(.66) D	(2.48)	(1.28)
Net asset value, end of period	$31.89	$30.35	$27.54	$24.98	$21.57	$29.07
Total Return E,F,G	12.91%	19.53%	13.54%	19.13%	(18.42)%	17.53%
Ratios to Average Net Assets B,H,I
Expenses before reductions	.25% J	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25 % J	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions, if any	.25% J	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	-% J,K	1.30%	1.11%	1.34%	1.25%	1.17%
Supplemental Data
Net assets, end of period (000 omitted)	$155,323	$136,797	$116,129	$94,807	$73,408	$78,396
Portfolio turnover rate L	33 % J	33%	31%	24%	39%	29%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount represents less than .005%.
LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Freedom 2050 Portfolio℠
Schedule of Investments June 30, 2026 (Unaudited)
Showing Percentage of Net Assets
Bond Funds - 5.0%
	Shares	Value ($)
Fidelity Long-Term Treasury Bond Index Fund (a) (Cost $12,700,251)	1,356,816	12,455,571

Domestic Equity Funds - 53.0%
	Shares	Value ($)
VIP Contrafund Portfolio - Initial Class (a)	351,773	23,097,396
VIP Equity-Income Portfolio - Initial Class (a)	572,152	18,440,458
VIP Growth & Income Portfolio - Initial Class (a)	708,355	25,465,351
VIP Growth Portfolio - Initial Class (a)	346,657	38,406,127
VIP Mid Cap Portfolio - Initial Class (a)	122,095	5,856,886
VIP Value Portfolio - Initial Class (a)	574,116	12,929,086
VIP Value Strategies Portfolio - Initial Class (a)	320,061	6,410,825
TOTAL DOMESTIC EQUITY FUNDS (Cost $95,511,599)		130,606,129

International Equity Funds - 42.0%
	Shares	Value ($)
VIP Emerging Markets Portfolio - Initial Class (a)	1,862,971	37,464,337
VIP Overseas Portfolio - Initial Class (a)	2,256,987	66,174,870
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $76,834,924)		103,639,207

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $185,046,774)	246,700,907
NET OTHER ASSETS (LIABILITIES) - 0.0%	(28,989)
NET ASSETS - 100.0%	246,671,918

Legend

(a)	Affiliated fund.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Inflation-Protected Bond Index Fund	1,329,574	410,782	1,755,077	142	(7,497)	22,218	-	-
Fidelity International Bond Index Fund	63,271	67,350	131,342	-	744	(23)	-	-
Fidelity Long-Term Treasury Bond Index Fund	14,343,363	4,907,158	6,678,876	222,728	(648,021)	531,947	12,455,571	1,356,816
VIP Contrafund Portfolio - Initial Class	19,303,249	3,905,681	2,159,257	210,972	(2,024)	2,049,747	23,097,396	351,773
VIP Emerging Markets Portfolio - Initial Class	26,339,015	7,995,044	4,471,957	449,766	351,437	7,250,798	37,464,337	1,862,971
VIP Equity-Income Portfolio - Initial Class	15,649,288	4,380,878	3,084,506	136,697	28,030	1,466,768	18,440,458	572,152
VIP Government Money Market Portfolio - Initial Class	742,517	10,595	753,112	2,121	-	-	-	-
VIP Growth & Income Portfolio - Initial Class	21,486,137	5,519,227	3,286,014	259,315	80	1,745,921	25,465,351	708,355
VIP Growth Portfolio - Initial Class	32,021,999	6,923,295	5,171,308	-	35,150	4,596,991	38,406,127	346,657
VIP Investment Grade Bond II Portfolio - Initial Class	-	194,352	194,227	-	(125)	-	-	-
VIP Mid Cap Portfolio - Initial Class	4,911,274	727,093	1,134,310	36,534	60,082	1,292,747	5,856,886	122,095
VIP Overseas Portfolio - Initial Class	57,641,397	12,583,464	8,271,694	871,214	26,372	4,195,331	66,174,870	2,256,987
VIP Value Portfolio - Initial Class	10,930,730	2,083,677	1,920,124	121,071	17,334	1,817,469	12,929,086	574,116
VIP Value Strategies Portfolio - Initial Class	5,415,117	756,471	1,121,798	-	47,489	1,313,546	6,410,825	320,061
	210,176,931	50,465,067	40,133,602	2,310,560	(90,949)	26,283,460	246,700,907

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	12,455,571	12,455,571	-	-

Domestic Equity Funds	130,606,129	130,606,129	-	-

International Equity Funds	103,639,207	103,639,207	-	-
Total Investments in Securities:	246,700,907	246,700,907	-	-
VIP Freedom 2050 Portfolio℠
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of June 30, 2026 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $185,046,774)	$246,700,907

Total Investment in Securities (cost $185,046,774)		$246,700,907
Receivable for investments sold		4,458,143
Receivable for fund shares sold		324,428
Total assets		251,483,478
Liabilities
Payable for investments purchased	$4,684,892
Payable for fund shares redeemed	97,674
Distribution and service plan fees payable	28,994
Total liabilities		4,811,560
Net Assets		$246,671,918
Net Assets consist of:
Paid in capital		$185,379,547
Total accumulated earnings (loss)		61,292,371
Net Assets		$246,671,918

Net Asset Value and Maximum Offering Price
Initial Class :
Net Asset Value, offering price and redemption price per share ($52,741,395 ÷ 1,804,985 shares)		$29.22
Service Class :
Net Asset Value, offering price and redemption price per share ($87,824,940 ÷ 3,020,277 shares)		$29.08
Service Class 2 :
Net Asset Value, offering price and redemption price per share ($106,105,583 ÷ 3,674,462 shares)		$28.88
Statement of Operations
Six months ended June 30, 2026 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$230,169
Expenses
Distribution and service plan fees	$164,039
Independent trustees' fees and expenses	216
Total expenses		164,255
Net Investment income (loss)		65,914
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(90,949)
Capital gain distributions from underlying funds:
Affiliated issuers	2,080,391
Total net realized gain (loss)		1,989,442
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	26,283,460
Total change in net unrealized appreciation (depreciation)		26,283,460
Net gain (loss)		28,272,902
Net increase (decrease) in net assets resulting from operations		$28,338,816
Statement of Changes in Net Assets

	Six months ended June 30, 2026 (Unaudited)	Year ended December 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$65,914	$2,556,177
Net realized gain (loss)	1,989,442	15,558,319
Change in net unrealized appreciation (depreciation)	26,283,460	15,513,942
Net increase (decrease) in net assets resulting from operations	28,338,816	33,628,438
Distributions to shareholders	(14,806,848)	(14,232,692)

Share transactions - net increase (decrease)	22,988,652	22,393,381
Total increase (decrease) in net assets	36,520,620	41,789,127

Net Assets
Beginning of period	210,151,298	168,362,171
End of period	$246,671,918	$210,151,298

Financial Highlights
VIP Freedom 2050 Portfolio℠ Initial Class

	Six months ended June 30, 2026 (Unaudited)	Years ended December 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$27.68	$25.09	$22.77	$19.64	$26.36	$23.45
Income from Investment Operations
Net investment income (loss) A,B	.03	.39	.33	.33	.31	.38
Net realized and unrealized gain (loss)	3.48	4.34	2.78	3.44	(4.83)	3.72
Total from investment operations	3.51	4.73	3.11	3.77	(4.52)	4.10
Distributions from net investment income	(.01)	(.38)	(.33)	(.32)	(.35)	(.24)
Distributions from net realized gain	(1.97)	(1.76)	(.46)	(.32)	(1.85)	(.95)
Total distributions	(1.97) C	(2.14)	(.79)	(.64)	(2.20)	(1.19)
Net asset value, end of period	$29.22	$27.68	$25.09	$22.77	$19.64	$26.36
Total Return D,E,F	13.24%	19.79%	13.83%	19.45%	(18.22)%	17.83%
Ratios to Average Net Assets A,G,H
Expenses before reductions I	-% J	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any I	- % J	-%	-%	-%	-%	-%
Expenses net of all reductions, if any I	-% J	-%	-%	-%	-%	-%
Net investment income (loss)	.20% J	1.51%	1.34%	1.57%	1.50%	1.48%
Supplemental Data
Net assets, end of period (000 omitted)	$52,741	$43,461	$33,293	$27,394	$17,775	$19,102
Portfolio turnover rate K	35 % J	35%	34%	24%	38%	30%

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BCalculated based on average shares outstanding during the period.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
IAmount represents less than .005%.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Freedom 2050 Portfolio℠ Service Class

	Six months ended June 30, 2026 (Unaudited)	Years ended December 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$27.57	$25.00	$22.69	$19.58	$26.29	$23.39
Income from Investment Operations
Net investment income (loss) A,B	.01	.37	.31	.31	.29	.35
Net realized and unrealized gain (loss)	3.47	4.32	2.77	3.42	(4.82)	3.72
Total from investment operations	3.48	4.69	3.08	3.73	(4.53)	4.07
Distributions from net investment income	(.01)	(.36)	(.31)	(.30)	(.33)	(.22)
Distributions from net realized gain	(1.97)	(1.76)	(.46)	(.32)	(1.85)	(.95)
Total distributions	(1.97) C	(2.12)	(.77)	(.62)	(2.18)	(1.17)
Net asset value, end of period	$29.08	$27.57	$25.00	$22.69	$19.58	$26.29
Total Return D,E,F	13.18%	19.68%	13.74%	19.30%	(18.31)%	17.73%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.10% I	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10 % I	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions, if any	.10% I	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	.10% I	1.41%	1.24%	1.47%	1.40%	1.38%
Supplemental Data
Net assets, end of period (000 omitted)	$87,825	$70,678	$57,267	$44,557	$31,042	$30,244
Portfolio turnover rate J	35 % I	35%	34%	24%	38%	30%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Freedom 2050 Portfolio℠ Service Class 2

	Six months ended June 30, 2026 (Unaudited)	Years ended December 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$27.41	$24.87	$22.58	$19.48	$26.18	$23.31
Income from Investment Operations
Net investment income (loss) A,B	(.01)	.32	.27	.28	.26	.31
Net realized and unrealized gain (loss)	3.45	4.30	2.75	3.41	(4.81)	3.69
Total from investment operations	3.44	4.62	3.02	3.69	(4.55)	4.00
Distributions from net investment income	(.01)	(.32)	(.27)	(.27)	(.30)	(.18)
Distributions from net realized gain	(1.97)	(1.76)	(.46)	(.32)	(1.85)	(.95)
Total distributions	(1.97) C	(2.08)	(.73)	(.59)	(2.15)	(1.13)
Net asset value, end of period	$28.88	$27.41	$24.87	$22.58	$19.48	$26.18
Total Return D,E,F	13.11%	19.50%	13.55%	19.19%	(18.47)%	17.51%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.25% I	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25 % I	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions, if any	.25% I	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	(.05)% I	1.26%	1.09%	1.32%	1.25%	1.23%
Supplemental Data
Net assets, end of period (000 omitted)	$106,106	$96,013	$77,802	$64,355	$46,602	$47,661
Portfolio turnover rate J	35 % I	35%	34%	24%	38%	30%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Freedom 2055 Portfolio℠
Schedule of Investments June 30, 2026 (Unaudited)
Showing Percentage of Net Assets
Bond Funds - 3.5%
	Shares	Value ($)
Fidelity Long-Term Treasury Bond Index Fund (a) (Cost $1,701,529)	185,844	1,706,052

Domestic Equity Funds - 53.8%
	Shares	Value ($)
VIP Contrafund Portfolio - Initial Class (a)	70,985	4,660,850
VIP Equity-Income Portfolio - Initial Class (a)	115,429	3,720,277
VIP Growth & Income Portfolio - Initial Class (a)	142,917	5,137,883
VIP Growth Portfolio - Initial Class (a)	69,959	7,750,716
VIP Mid Cap Portfolio - Initial Class (a)	24,636	1,181,765
VIP Value Portfolio - Initial Class (a)	115,823	2,608,331
VIP Value Strategies Portfolio - Initial Class (a)	64,569	1,293,321
TOTAL DOMESTIC EQUITY FUNDS (Cost $21,832,234)		26,353,143

International Equity Funds - 42.7%
	Shares	Value ($)
VIP Emerging Markets Portfolio - Initial Class (a)	380,277	7,647,376
VIP Overseas Portfolio - Initial Class (a)	452,659	13,271,974
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $16,995,839)		20,919,350

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $40,529,602)	48,978,545
NET OTHER ASSETS (LIABILITIES) - 0.0%	(5,591)
NET ASSETS - 100.0%	48,972,954

Legend

(a)	Affiliated fund.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Inflation-Protected Bond Index Fund	21,777	12,343	34,369	3	(137)	386	-	-
Fidelity International Bond Index Fund	-	5,499	5,541	-	42	-	-	-
Fidelity Long-Term Treasury Bond Index Fund	2,372,885	1,102,118	1,750,055	34,520	(68,078)	49,182	1,706,052	185,844
VIP Contrafund Portfolio - Initial Class	3,350,913	1,544,129	632,028	38,938	(6,379)	404,215	4,660,850	70,985
VIP Emerging Markets Portfolio - Initial Class	4,577,777	2,691,754	1,037,866	83,252	18,507	1,397,204	7,647,376	380,277
VIP Equity-Income Portfolio - Initial Class	2,716,563	1,475,713	748,908	25,221	2,110	274,799	3,720,277	115,429
VIP Government Money Market Portfolio - Initial Class	113,176	6,874	120,050	335	-	-	-	-
VIP Growth & Income Portfolio - Initial Class	3,729,817	1,947,116	869,154	47,364	357	329,747	5,137,883	142,917
VIP Growth Portfolio - Initial Class	5,558,731	2,620,886	1,327,512	-	5,443	893,168	7,750,716	69,959
VIP Investment Grade Bond II Portfolio - Initial Class	10,729	19,055	29,810	-	64	(38)	-	-
VIP Mid Cap Portfolio - Initial Class	852,545	337,172	265,042	6,674	5,050	252,040	1,181,765	24,636
VIP Overseas Portfolio - Initial Class	10,009,241	4,814,381	2,351,770	159,073	(29,790)	829,912	13,271,974	452,659
VIP Value Portfolio - Initial Class	1,897,526	857,253	489,049	22,112	4,207	338,394	2,608,331	115,823
VIP Value Strategies Portfolio - Initial Class	940,019	370,739	271,933	-	3,989	250,507	1,293,321	64,569
	36,151,699	17,805,032	9,933,087	417,492	(64,615)	5,019,516	48,978,545

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	1,706,052	1,706,052	-	-

Domestic Equity Funds	26,353,143	26,353,143	-	-

International Equity Funds	20,919,350	20,919,350	-	-
Total Investments in Securities:	48,978,545	48,978,545	-	-
VIP Freedom 2055 Portfolio℠
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of June 30, 2026 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $40,529,602)	$48,978,545

Total Investment in Securities (cost $40,529,602)		$48,978,545
Receivable for investments sold		1,286,505
Receivable for fund shares sold		29,759
Total assets		50,294,809
Liabilities
Payable for investments purchased	$652,395
Payable for fund shares redeemed	663,869
Distribution and service plan fees payable	5,591
Total liabilities		1,321,855
Net Assets		$48,972,954
Net Assets consist of:
Paid in capital		$40,496,902
Total accumulated earnings (loss)		8,476,052
Net Assets		$48,972,954

Net Asset Value and Maximum Offering Price
Initial Class :
Net Asset Value, offering price and redemption price per share ($7,913,408 ÷ 478,053 shares)		$16.55
Service Class :
Net Asset Value, offering price and redemption price per share ($22,461,601 ÷ 1,359,928 shares)		$16.52
Service Class 2 :
Net Asset Value, offering price and redemption price per share ($18,597,945 ÷ 1,130,668 shares)		$16.45
Statement of Operations
Six months ended June 30, 2026 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$35,813
Expenses
Distribution and service plan fees	$30,523
Independent trustees' fees and expenses	39
Total expenses before reductions	30,562
Expense reductions	(1)
Total expenses after reductions		30,561
Net Investment income (loss)		5,252
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(64,615)
Capital gain distributions from underlying funds:
Affiliated issuers	381,679
Total net realized gain (loss)		317,064
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	5,019,516
Total change in net unrealized appreciation (depreciation)		5,019,516
Net gain (loss)		5,336,580
Net increase (decrease) in net assets resulting from operations		$5,341,832
Statement of Changes in Net Assets

	Six months ended June 30, 2026 (Unaudited)	Year ended December 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$5,252	$414,134
Net realized gain (loss)	317,064	2,533,517
Change in net unrealized appreciation (depreciation)	5,019,516	2,253,789
Net increase (decrease) in net assets resulting from operations	5,341,832	5,201,440
Distributions to shareholders	(2,494,898)	(1,959,918)

Share transactions - net increase (decrease)	9,978,592	11,362,177
Total increase (decrease) in net assets	12,825,526	14,603,699

Net Assets
Beginning of period	36,147,428	21,543,729
End of period	$48,972,954	$36,147,428

Financial Highlights
VIP Freedom 2055 Portfolio℠ Initial Class

	Six months ended June 30, 2026 (Unaudited)	Years ended December 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$15.57	$14.06	$12.74	$10.94	$14.28	$12.67
Income from Investment Operations
Net investment income (loss) A,B	.01	.23	.20	.21	.18	.23
Net realized and unrealized gain (loss)	2.00	2.44	1.54	1.91	(2.69)	2.02
Total from investment operations	2.01	2.67	1.74	2.12	(2.51)	2.25
Distributions from net investment income	- C	(.20)	(.18)	(.17)	(.16)	(.17)
Distributions from net realized gain	(1.03)	(.96)	(.24)	(.15)	(.67)	(.46)
Total distributions	(1.03)	(1.16)	(.42)	(.32)	(.83)	(.64) D
Net asset value, end of period	$16.55	$15.57	$14.06	$12.74	$10.94	$14.28
Total Return E,F,G	13.42%	19.85%	13.80%	19.48%	(18.26)%	17.79%
Ratios to Average Net Assets B,H,I
Expenses before reductions	-% J,K	-% J	.01%	-% J	-% J	-% J
Expenses net of fee waivers, if any	- % J,K	-% J	.01%	-% J	-% J	-% J
Expenses net of all reductions, if any	-% J,K	-% J	.01%	-% J	-% J	-% J
Net investment income (loss)	.17% K	1.60%	1.42%	1.80%	1.57%	1.64%
Supplemental Data
Net assets, end of period (000 omitted)	$7,913	$6,205	$4,477	$2,508	$746	$501
Portfolio turnover rate L	47 % K	33%	43%	30%	58%	35%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAmount represents less than .005%.
KAnnualized.
LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Freedom 2055 Portfolio℠ Service Class

	Six months ended June 30, 2026 (Unaudited)	Years ended December 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$15.55	$14.05	$12.73	$10.93	$14.27	$12.66
Income from Investment Operations
Net investment income (loss) A,B	.01	.22	.18	.20	.17	.22
Net realized and unrealized gain (loss)	1.99	2.43	1.55	1.91	(2.69)	2.02
Total from investment operations	2.00	2.65	1.73	2.11	(2.52)	2.24
Distributions from net investment income	- C	(.19)	(.17)	(.16)	(.14)	(.16)
Distributions from net realized gain	(1.03)	(.96)	(.24)	(.15)	(.67)	(.46)
Total distributions	(1.03)	(1.15)	(.41)	(.31)	(.82) D	(.63) D
Net asset value, end of period	$16.52	$15.55	$14.05	$12.73	$10.93	$14.27
Total Return E,F,G	13.38%	19.71%	13.72%	19.40%	(18.36)%	17.72%
Ratios to Average Net Assets B,H,I
Expenses before reductions	.10% J	.10%	.11%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10 % J	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions, if any	.10% J	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	.07% J	1.50%	1.32%	1.70%	1.47%	1.54%
Supplemental Data
Net assets, end of period (000 omitted)	$22,462	$14,945	$6,653	$4,647	$2,306	$2,549
Portfolio turnover rate K	47 % J	33%	43%	30%	58%	35%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Freedom 2055 Portfolio℠ Service Class 2

	Six months ended June 30, 2026 (Unaudited)	Years ended December 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$15.50	$14.01	$12.69	$10.91	$14.25	$12.65
Income from Investment Operations
Net investment income (loss) A,B	(.01)	.20	.16	.18	.15	.20
Net realized and unrealized gain (loss)	1.99	2.42	1.55	1.89	(2.68)	2.01
Total from investment operations	1.98	2.62	1.71	2.07	(2.53)	2.21
Distributions from net investment income	- C	(.17)	(.15)	(.14)	(.13)	(.15)
Distributions from net realized gain	(1.03)	(.96)	(.24)	(.15)	(.67)	(.46)
Total distributions	(1.03)	(1.13)	(.39)	(.29)	(.81) D	(.61)
Net asset value, end of period	$16.45	$15.50	$14.01	$12.69	$10.91	$14.25
Total Return E,F,G	13.28%	19.53%	13.61%	19.12%	(18.46)%	17.52%
Ratios to Average Net Assets B,H,I
Expenses before reductions	.25% J	.25%	.26%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25 % J	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions, if any	.25% J	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	(.08)% J	1.35%	1.17%	1.55%	1.32%	1.39%
Supplemental Data
Net assets, end of period (000 omitted)	$18,598	$14,998	$10,413	$6,696	$3,659	$2,663
Portfolio turnover rate K	47 % J	33%	43%	30%	58%	35%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Freedom 2060 Portfolio℠
Schedule of Investments June 30, 2026 (Unaudited)
Showing Percentage of Net Assets
Bond Funds - 3.1%
	Shares	Value ($)
Fidelity Long-Term Treasury Bond Index Fund (a) (Cost $1,302,014)	141,468	1,298,676

Domestic Equity Funds - 54.0%
	Shares	Value ($)
VIP Contrafund Portfolio - Initial Class (a)	59,561	3,910,771
VIP Equity-Income Portfolio - Initial Class (a)	96,869	3,122,095
VIP Growth & Income Portfolio - Initial Class (a)	119,931	4,311,519
VIP Growth Portfolio - Initial Class (a)	58,696	6,502,971
VIP Mid Cap Portfolio - Initial Class (a)	20,672	991,631
VIP Value Portfolio - Initial Class (a)	97,200	2,188,944
VIP Value Strategies Portfolio - Initial Class (a)	54,188	1,085,377
TOTAL DOMESTIC EQUITY FUNDS (Cost $17,452,327)		22,113,308

International Equity Funds - 42.9%
	Shares	Value ($)
VIP Emerging Markets Portfolio - Initial Class (a)	319,694	6,429,043
VIP Overseas Portfolio - Initial Class (a)	379,626	11,130,637
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $13,618,349)		17,559,680

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $32,372,690)	40,971,664
NET OTHER ASSETS (LIABILITIES) - 0.0%	(5,012)
NET ASSETS - 100.0%	40,966,652

Legend

(a)	Affiliated fund.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity International Bond Index Fund	-	1,991	2,006	-	15	-	-	-
Fidelity Long-Term Treasury Bond Index Fund	2,030,670	819,701	1,536,007	28,216	(86,485)	70,797	1,298,676	141,468
VIP Contrafund Portfolio - Initial Class	2,887,394	998,922	324,928	32,767	1,852	347,531	3,910,771	59,561
VIP Emerging Markets Portfolio - Initial Class	3,944,648	1,904,965	659,941	70,069	20,126	1,219,245	6,429,043	319,694
VIP Equity-Income Portfolio - Initial Class	2,340,772	1,016,344	475,991	21,228	2,636	238,334	3,122,095	96,869
VIP Government Money Market Portfolio - Initial Class	91,197	3,009	94,206	265	-	-	-	-
VIP Growth & Income Portfolio - Initial Class	3,213,908	1,315,896	507,062	40,208	5,663	283,114	4,311,519	119,931
VIP Growth Portfolio - Initial Class	4,789,813	1,700,109	770,181	-	12,340	770,890	6,502,971	58,696
VIP Investment Grade Bond II Portfolio - Initial Class	18,597	15,608	34,273	-	113	(45)	-	-
VIP Mid Cap Portfolio - Initial Class	734,613	199,709	164,715	5,665	11,510	210,514	991,631	20,672
VIP Overseas Portfolio - Initial Class	8,630,622	3,218,061	1,436,126	135,022	6,837	711,243	11,130,637	379,626
VIP Value Portfolio - Initial Class	1,635,047	552,285	295,980	18,772	8,097	289,495	2,188,944	97,200
VIP Value Strategies Portfolio - Initial Class	810,014	229,586	174,061	-	8,119	211,719	1,085,377	54,188
	31,127,295	11,976,186	6,475,477	352,212	(9,177)	4,352,837	40,971,664

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	1,298,676	1,298,676	-	-

Domestic Equity Funds	22,113,308	22,113,308	-	-

International Equity Funds	17,559,680	17,559,680	-	-
Total Investments in Securities:	40,971,664	40,971,664	-	-
VIP Freedom 2060 Portfolio℠
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of June 30, 2026 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $32,372,690)	$40,971,664

Total Investment in Securities (cost $32,372,690)		$40,971,664
Receivable for investments sold		638,042
Receivable for fund shares sold		35,822
Total assets		41,645,528
Liabilities
Payable for investments purchased	$649,273
Payable for fund shares redeemed	24,591
Distribution and service plan fees payable	5,012
Total liabilities		678,876
Net Assets		$40,966,652
Net Assets consist of:
Paid in capital		$32,423,804
Total accumulated earnings (loss)		8,542,848
Net Assets		$40,966,652

Net Asset Value and Maximum Offering Price
Initial Class :
Net Asset Value, offering price and redemption price per share ($5,622,980 ÷ 346,529 shares)		$16.23
Service Class :
Net Asset Value, offering price and redemption price per share ($17,936,656 ÷ 1,107,713 shares)		$16.19
Service Class 2 :
Net Asset Value, offering price and redemption price per share ($17,407,016 ÷ 1,079,850 shares)		$16.12
Statement of Operations
Six months ended June 30, 2026 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$29,285
Expenses
Distribution and service plan fees	$27,563
Independent trustees' fees and expenses	34
Total expenses before reductions	27,597
Expense reductions	(1)
Total expenses after reductions		27,596
Net Investment income (loss)		1,689
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(9,177)
Capital gain distributions from underlying funds:
Affiliated issuers	322,927
Total net realized gain (loss)		313,750
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	4,352,837
Total change in net unrealized appreciation (depreciation)		4,352,837
Net gain (loss)		4,666,587
Net increase (decrease) in net assets resulting from operations		$4,668,276
Statement of Changes in Net Assets

	Six months ended June 30, 2026 (Unaudited)	Year ended December 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,689	$371,838
Net realized gain (loss)	313,750	2,109,944
Change in net unrealized appreciation (depreciation)	4,352,837	2,339,979
Net increase (decrease) in net assets resulting from operations	4,668,276	4,821,761
Distributions to shareholders	(2,008,250)	(2,219,311)

Share transactions - net increase (decrease)	7,183,335	2,356,770
Total increase (decrease) in net assets	9,843,361	4,959,220

Net Assets
Beginning of period	31,123,291	26,164,071
End of period	$40,966,652	$31,123,291

Financial Highlights
VIP Freedom 2060 Portfolio℠ Initial Class

	Six months ended June 30, 2026 (Unaudited)	Years ended December 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$15.22	$13.88	$12.59	$10.82	$14.18	$12.65
Income from Investment Operations
Net investment income (loss) A,B	.01	.22	.20	.20	.19	.21
Net realized and unrealized gain (loss)	1.96	2.40	1.53	1.88	(2.67)	2.04
Total from investment operations	1.97	2.62	1.73	2.08	(2.48)	2.25
Distributions from net investment income	-	(.21)	(.17)	(.17)	(.16)	(.18)
Distributions from net realized gain	(.96)	(1.07)	(.27)	(.15)	(.72)	(.54)
Total distributions	(.96)	(1.28)	(.44)	(.31) C	(.88)	(.72)
Net asset value, end of period	$16.23	$15.22	$13.88	$12.59	$10.82	$14.18
Total Return D,E,F	13.46%	19.83%	13.89%	19.39%	(18.19)%	17.79%
Ratios to Average Net Assets B,G,H
Expenses before reductions	-% I,J	-% J	.01%	-% J	-% J	-% J
Expenses net of fee waivers, if any	- % I,J	-% J	.01%	-% J	-% J	-% J
Expenses net of all reductions, if any	-% I,J	-% J	.01%	-% J	-% J	-% J
Net investment income (loss)	.16% I	1.52%	1.42%	1.70%	1.69%	1.51%
Supplemental Data
Net assets, end of period (000 omitted)	$5,623	$3,662	$2,925	$1,690	$471	$523
Portfolio turnover rate K	36 % I	52%	54%	25%	45%	60%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount represents less than .005%.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Freedom 2060 Portfolio℠ Service Class

	Six months ended June 30, 2026 (Unaudited)	Years ended December 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$15.20	$13.86	$12.58	$10.81	$14.17	$12.65
Income from Investment Operations
Net investment income (loss) A,B	- C	.20	.18	.19	.18	.20
Net realized and unrealized gain (loss)	1.95	2.41	1.53	1.88	(2.67)	2.03
Total from investment operations	1.95	2.61	1.71	2.07	(2.49)	2.23
Distributions from net investment income	-	(.19)	(.16)	(.16)	(.15)	(.17)
Distributions from net realized gain	(.96)	(1.07)	(.27)	(.15)	(.72)	(.54)
Total distributions	(.96)	(1.27) D	(.43)	(.30) D	(.87)	(.71)
Net asset value, end of period	$16.19	$15.20	$13.86	$12.58	$10.81	$14.17
Total Return E,F,G	13.34%	19.75%	13.72%	19.30%	(18.27)%	17.62%
Ratios to Average Net Assets B,H,I
Expenses before reductions	.10% J	.10%	.11%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10 % J	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions, if any	.10% J	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	.06% J	1.42%	1.32%	1.60%	1.59%	1.41%
Supplemental Data
Net assets, end of period (000 omitted)	$17,937	$13,219	$13,987	$13,329	$8,331	$6,124
Portfolio turnover rate K	36 % J	52%	54%	25%	45%	60%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Freedom 2060 Portfolio℠ Service Class 2

	Six months ended June 30, 2026 (Unaudited)	Years ended December 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$15.14	$13.82	$12.55	$10.79	$14.15	$12.63
Income from Investment Operations
Net investment income (loss) A,B	(.01)	.18	.16	.17	.16	.18
Net realized and unrealized gain (loss)	1.95	2.39	1.52	1.88	(2.66)	2.03
Total from investment operations	1.94	2.57	1.68	2.05	(2.50)	2.21
Distributions from net investment income	-	(.18)	(.14)	(.14)	(.14)	(.15)
Distributions from net realized gain	(.96)	(1.07)	(.27)	(.15)	(.72)	(.54)
Total distributions	(.96)	(1.25)	(.41)	(.29)	(.86)	(.69)
Net asset value, end of period	$16.12	$15.14	$13.82	$12.55	$10.79	$14.15
Total Return C,D,E	13.33%	19.53%	13.53%	19.12%	(18.38)%	17.52%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.25% H	.25%	.26%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25 % H	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions, if any	.25% H	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	(.09)% H	1.27%	1.17%	1.45%	1.44%	1.26%
Supplemental Data
Net assets, end of period (000 omitted)	$17,407	$14,242	$9,251	$5,752	$3,094	$2,254
Portfolio turnover rate I	36 % H	52%	54%	25%	45%	60%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Freedom 2065 Portfolio℠
Schedule of Investments June 30, 2026 (Unaudited)
Showing Percentage of Net Assets
Bond Funds - 3.1%
	Shares	Value ($)
Fidelity Long-Term Treasury Bond Index Fund (a) (Cost $1,361,141)	148,360	1,361,943

Domestic Equity Funds - 54.0%
	Shares	Value ($)
VIP Contrafund Portfolio - Initial Class (a)	62,475	4,102,093
VIP Equity-Income Portfolio - Initial Class (a)	101,599	3,274,532
VIP Growth & Income Portfolio - Initial Class (a)	125,791	4,522,196
VIP Growth Portfolio - Initial Class (a)	61,570	6,821,331
VIP Mid Cap Portfolio - Initial Class (a)	21,682	1,040,099
VIP Value Portfolio - Initial Class (a)	101,947	2,295,839
VIP Value Strategies Portfolio - Initial Class (a)	56,834	1,138,386
TOTAL DOMESTIC EQUITY FUNDS (Cost $20,205,347)		23,194,476

International Equity Funds - 42.9%
	Shares	Value ($)
VIP Emerging Markets Portfolio - Initial Class (a)	335,344	6,743,775
VIP Overseas Portfolio - Initial Class (a)	398,190	11,674,925
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $15,849,497)		18,418,700

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $37,415,985)	42,975,119
NET OTHER ASSETS (LIABILITIES) - 0.0%	(3,475)
NET ASSETS - 100.0%	42,971,644

Legend

(a)	Affiliated fund.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity International Bond Index Fund	-	2,103	2,119	-	16	-	-	-
Fidelity Long-Term Treasury Bond Index Fund	771,231	1,673,131	1,068,338	17,523	(28,314)	14,233	1,361,943	148,360
VIP Contrafund Portfolio - Initial Class	1,096,569	2,934,227	392,816	12,840	(349)	464,462	4,102,093	62,475
VIP Emerging Markets Portfolio - Initial Class	1,498,042	4,748,885	696,191	27,454	11,480	1,181,559	6,743,775	335,344
VIP Equity-Income Portfolio - Initial Class	888,984	2,599,254	417,983	8,318	1,098	203,179	3,274,532	101,599
VIP Government Money Market Portfolio - Initial Class	34,519	845	35,364	100	-	-	-	-
VIP Growth & Income Portfolio - Initial Class	1,220,566	3,492,569	507,001	15,597	614	315,448	4,522,196	125,791
VIP Growth Portfolio - Initial Class	1,819,066	4,934,565	868,974	-	(6,485)	943,159	6,821,331	61,570
VIP Investment Grade Bond II Portfolio - Initial Class	6,991	13,533	20,566	-	55	(13)	-	-
VIP Mid Cap Portfolio - Initial Class	278,994	732,839	172,961	2,199	10,287	190,940	1,040,099	21,682
VIP Overseas Portfolio - Initial Class	3,277,671	9,119,879	1,641,836	52,390	6,868	912,343	11,674,925	398,190
VIP Value Portfolio - Initial Class	620,958	1,698,918	287,540	7,285	2,800	260,703	2,295,839	101,947
VIP Value Strategies Portfolio - Initial Class	307,622	815,071	170,770	-	4,804	181,659	1,138,386	56,834
	11,821,213	32,765,819	6,282,459	143,706	2,874	4,667,672	42,975,119

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	1,361,943	1,361,943	-	-

Domestic Equity Funds	23,194,476	23,194,476	-	-

International Equity Funds	18,418,700	18,418,700	-	-
Total Investments in Securities:	42,975,119	42,975,119	-	-
VIP Freedom 2065 Portfolio℠
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of June 30, 2026 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $37,415,985)	$42,975,119

Total Investment in Securities (cost $37,415,985)		$42,975,119
Receivable for investments sold		893,276
Receivable for fund shares sold		17,702
Total assets		43,886,097
Liabilities
Payable for investments purchased	$607,899
Payable for fund shares redeemed	303,078
Distribution and service plan fees payable	3,476
Total liabilities		914,453
Net Assets		$42,971,644
Net Assets consist of:
Paid in capital		$37,362,760
Total accumulated earnings (loss)		5,608,884
Net Assets		$42,971,644

Net Asset Value and Maximum Offering Price
Initial Class :
Net Asset Value, offering price and redemption price per share ($4,868,596 ÷ 300,065 shares)		$16.23
Service Class :
Net Asset Value, offering price and redemption price per share ($35,237,199 ÷ 2,177,010 shares)		$16.19
Service Class 2 :
Net Asset Value, offering price and redemption price per share ($2,865,849 ÷ 177,463 shares)		$16.15
Statement of Operations
Six months ended June 30, 2026 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$17,939
Expenses
Distribution and service plan fees	$12,702
Independent trustees' fees and expenses	20
Total expenses		12,722
Net Investment income (loss)		5,217
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	2,874
Capital gain distributions from underlying funds:
Affiliated issuers	125,767
Total net realized gain (loss)		128,641
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	4,667,672
Total change in net unrealized appreciation (depreciation)		4,667,672
Net gain (loss)		4,796,313
Net increase (decrease) in net assets resulting from operations		$4,801,530
Statement of Changes in Net Assets

	Six months ended June 30, 2026 (Unaudited)	Year ended December 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$5,217	$143,986
Net realized gain (loss)	128,641	869,369
Change in net unrealized appreciation (depreciation)	4,667,672	745,526
Net increase (decrease) in net assets resulting from operations	4,801,530	1,758,881
Distributions to shareholders	(756,457)	(730,775)

Share transactions - net increase (decrease)	27,106,273	3,466,221
Total increase (decrease) in net assets	31,151,346	4,494,327

Net Assets
Beginning of period	11,820,298	7,325,971
End of period	$42,971,644	$11,820,298

Financial Highlights
VIP Freedom 2065 Portfolio℠ Initial Class

	Six months ended June 30, 2026 (Unaudited)	Years ended December 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$15.18	$13.78	$12.40	$10.65	$13.92	$12.47
Income from Investment Operations
Net investment income (loss) A,B	.01	.23	.22	.20	.17	.25
Net realized and unrealized gain (loss)	1.96	2.39	1.49	1.85	(2.61)	1.96
Total from investment operations	1.97	2.62	1.71	2.05	(2.44)	2.21
Distributions from net investment income	-	(.20)	(.16)	(.17)	(.15)	(.18)
Distributions from net realized gain	(.92)	(1.02)	(.17)	(.13)	(.67)	(.58)
Total distributions	(.92)	(1.22)	(.33)	(.30)	(.83) C	(.76)
Net asset value, end of period	$16.23	$15.18	$13.78	$12.40	$10.65	$13.92
Total Return D,E,F	13.49%	19.86%	13.85%	19.35%	(18.22)%	17.81%
Ratios to Average Net Assets B,G,H
Expenses before reductions I	-% J	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any I	- % J	-%	-%	-%	-%	-%
Expenses net of all reductions, if any I	-% J	-%	-%	-%	-%	-%
Net investment income (loss)	.14% J	1.61%	1.59%	1.70%	1.50%	1.82%
Supplemental Data
Net assets, end of period (000 omitted)	$4,869	$3,741	$1,985	$844	$537	$482
Portfolio turnover rate K	50 % J	56%	50%	74%	48%	24%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns for periods of less than one year are not annualized.
FTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAmount represents less than .005%.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Freedom 2065 Portfolio℠ Service Class

	Six months ended June 30, 2026 (Unaudited)	Years ended December 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$15.15	$13.76	$12.39	$10.64	$13.91	$12.46
Income from Investment Operations
Net investment income (loss) A,B	- C	.22	.20	.18	.16	.24
Net realized and unrealized gain (loss)	1.96	2.38	1.49	1.86	(2.61)	1.97
Total from investment operations	1.96	2.60	1.69	2.04	(2.45)	2.21
Distributions from net investment income	-	(.19)	(.15)	(.16)	(.14)	(.17)
Distributions from net realized gain	(.92)	(1.02)	(.17)	(.13)	(.67)	(.58)
Total distributions	(.92)	(1.21)	(.32)	(.29)	(.82) D	(.76) D
Net asset value, end of period	$16.19	$15.15	$13.76	$12.39	$10.64	$13.91
Total Return E,F,G	13.45%	19.71%	13.70%	19.29%	(18.32)%	17.77%
Ratios to Average Net Assets B,H,I
Expenses before reductions	.10% J	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10 % J	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions, if any	.10% J	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	.04% J	1.51%	1.49%	1.60%	1.40%	1.72%
Supplemental Data
Net assets, end of period (000 omitted)	$35,237	$6,008	$3,951	$1,816	$1,181	$1,224
Portfolio turnover rate K	50 % J	56%	50%	74%	48%	24%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal distributions per share do not sum due to rounding.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns for periods of less than one year are not annualized.
GTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Freedom 2065 Portfolio℠ Service Class 2

	Six months ended June 30, 2026 (Unaudited)	Years ended December 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$15.13	$13.75	$12.38	$10.63	$13.90	$12.46
Income from Investment Operations
Net investment income (loss) A,B	(.01)	.19	.18	.17	.14	.22
Net realized and unrealized gain (loss)	1.95	2.38	1.49	1.85	(2.61)	1.95
Total from investment operations	1.94	2.57	1.67	2.02	(2.47)	2.17
Distributions from net investment income	-	(.17)	(.14)	(.14)	(.13)	(.15)
Distributions from net realized gain	(.92)	(1.02)	(.17)	(.13)	(.67)	(.58)
Total distributions	(.92)	(1.19)	(.30) C	(.27)	(.80)	(.73)
Net asset value, end of period	$16.15	$15.13	$13.75	$12.38	$10.63	$13.90
Total Return D,E,F	13.33%	19.52%	13.61%	19.12%	(18.44)%	17.47%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.25% I	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25 % I	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions, if any	.25% I	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	(.11)% I	1.36%	1.34%	1.45%	1.25%	1.57%
Supplemental Data
Net assets, end of period (000 omitted)	$2,866	$2,072	$1,390	$718	$534	$559
Portfolio turnover rate J	50 % I	56%	50%	74%	48%	24%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns for periods of less than one year are not annualized.
FTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Freedom 2070 Portfolio℠
Schedule of Investments June 30, 2026 (Unaudited)
Showing Percentage of Net Assets
Bond Funds - 3.1%
	Shares	Value ($)
Fidelity Long-Term Treasury Bond Index Fund (a) (Cost $129,586)	13,973	128,270

Domestic Equity Funds - 54.0%
	Shares	Value ($)
VIP Contrafund Portfolio - Initial Class (a)	5,883	386,286
VIP Equity-Income Portfolio - Initial Class (a)	9,568	308,384
VIP Growth & Income Portfolio - Initial Class (a)	11,846	425,870
VIP Growth Portfolio - Initial Class (a)	5,798	642,334
VIP Mid Cap Portfolio - Initial Class (a)	2,042	97,948
VIP Value Portfolio - Initial Class (a)	9,601	216,211
VIP Value Strategies Portfolio - Initial Class (a)	5,352	107,208
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,947,633)		2,184,241

International Equity Funds - 42.9%
	Shares	Value ($)
VIP Emerging Markets Portfolio - Initial Class (a)	31,578	635,026
VIP Overseas Portfolio - Initial Class (a)	37,498	1,099,434
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,506,538)		1,734,460

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $3,583,757)	4,046,971
NET OTHER ASSETS (LIABILITIES) - 0.0%	(329)
NET ASSETS - 100.0%	4,046,642

Legend

(a)	Affiliated fund.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity International Bond Index Fund	-	198	200	-	2	-	-	-
Fidelity Long-Term Treasury Bond Index Fund	224,961	105,122	199,623	3,337	(2,048)	(142)	128,270	13,973
VIP Contrafund Portfolio - Initial Class	320,028	129,692	99,749	4,209	3,231	33,084	386,286	5,883
VIP Emerging Markets Portfolio - Initial Class	437,211	230,734	171,770	9,001	10,636	128,215	635,026	31,578
VIP Equity-Income Portfolio - Initial Class	259,444	128,769	107,402	2,727	1,797	25,776	308,384	9,568
VIP Government Money Market Portfolio - Initial Class	10,072	2,105	12,177	33	-	-	-	-
VIP Growth & Income Portfolio - Initial Class	356,215	168,772	129,857	5,210	1,525	29,215	425,870	11,846
VIP Growth Portfolio - Initial Class	530,891	217,691	191,574	-	10,361	74,965	642,334	5,798
VIP Investment Grade Bond II Portfolio - Initial Class	2,051	1,813	3,872	-	10	(2)	-	-
VIP Mid Cap Portfolio - Initial Class	81,436	26,478	34,352	734	2,960	21,426	97,948	2,042
VIP Overseas Portfolio - Initial Class	956,600	395,682	322,743	17,495	2,909	66,986	1,099,434	37,498
VIP Value Portfolio - Initial Class	181,220	72,223	70,138	2,433	2,097	30,809	216,211	9,601
VIP Value Strategies Portfolio - Initial Class	89,779	30,430	37,529	-	2,903	21,625	107,208	5,352
	3,449,908	1,509,709	1,380,986	45,179	36,383	431,957	4,046,971

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	128,270	128,270	-	-

Domestic Equity Funds	2,184,241	2,184,241	-	-

International Equity Funds	1,734,460	1,734,460	-	-
Total Investments in Securities:	4,046,971	4,046,971	-	-
VIP Freedom 2070 Portfolio℠
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of June 30, 2026 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $3,583,757)	$4,046,971

Total Investment in Securities (cost $3,583,757)		$4,046,971
Receivable for investments sold		62,694
Receivable for fund shares sold		9
Total assets		4,109,674
Liabilities
Payable for investments purchased	$62,492
Payable for fund shares redeemed	213
Distribution and service plan fees payable	327
Total liabilities		63,032
Net Assets		$4,046,642
Net Assets consist of:
Paid in capital		$3,546,900
Total accumulated earnings (loss)		499,742
Net Assets		$4,046,642

Net Asset Value and Maximum Offering Price
Initial Class :
Net Asset Value, offering price and redemption price per share ($385,717 ÷ 30,610 shares)		$12.60
Service Class :
Net Asset Value, offering price and redemption price per share ($3,433,880 ÷ 272,905 shares)		$12.58
Service Class 2 :
Net Asset Value, offering price and redemption price per share ($227,045 ÷ 18,049 shares)		$12.58
Statement of Operations
Six months ended June 30, 2026 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$3,474
Expenses
Distribution and service plan fees	$2,026
Independent trustees' fees and expenses	4
Total expenses		2,030
Net Investment income (loss)		1,444
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	36,383
Capital gain distributions from underlying funds:
Affiliated issuers	41,705
Total net realized gain (loss)		78,088
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	431,957
Total change in net unrealized appreciation (depreciation)		431,957
Net gain (loss)		510,045
Net increase (decrease) in net assets resulting from operations		$511,489
Statement of Changes in Net Assets

	Six months ended June 30, 2026 (Unaudited)	Year ended December 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,444	$10,891
Net realized gain (loss)	78,088	8,590
Change in net unrealized appreciation (depreciation)	431,957	61,303
Net increase (decrease) in net assets resulting from operations	511,489	80,784
Distributions to shareholders	(42,109)	(54,657)

Share transactions - net increase (decrease)	127,549	2,919,351
Total increase (decrease) in net assets	596,929	2,945,478

Net Assets
Beginning of period	3,449,713	504,235
End of period	$4,046,642	$3,449,713

Financial Highlights
VIP Freedom 2070 Portfolio℠ Initial Class

	Six months ended June 30, 2026 (Unaudited)	Years ended December 31, 2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$11.22	$10.08	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.01	.16	.11
Net realized and unrealized gain (loss)	1.49	1.76	.14
Total from investment operations	1.50	1.92	.25
Distributions from net investment income	-	(.04)	(.12)
Distributions from net realized gain	(.12)	(.74)	(.05)
Total distributions	(.12)	(.78)	(.17)
Net asset value, end of period	$12.60	$11.22	$10.08
Total Return D,E	13.42%	19.93%	2.47%
Ratios to Average Net Assets C,F,G
Expenses before reductions H	-% I	-%	-% I
Expenses net of fee waivers, if any H	- % I	-%	-% I
Expenses net of all reductions, if any H	-% I	-%	-% I
Net investment income (loss)	.17% I	1.50%	2.21% I
Supplemental Data
Net assets, end of period (000 omitted)	$386	$337	$303
Portfolio turnover rate J	68 % I	344%	26% I

AFor the period July 1, 2024 (commencement of operations) through December 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount represents less than .005%.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Freedom 2070 Portfolio℠ Service Class

	Six months ended June 30, 2026 (Unaudited)	Years ended December 31, 2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$11.21	$10.08	$10.00
Income from Investment Operations
Net investment income (loss) B,C	- D	.15	.11
Net realized and unrealized gain (loss)	1.49	1.76	.13
Total from investment operations	1.49	1.91	.24
Distributions from net investment income	-	(.04)	(.11)
Distributions from net realized gain	(.12)	(.74)	(.05)
Total distributions	(.12)	(.78)	(.16)
Net asset value, end of period	$12.58	$11.21	$10.08
Total Return E,F	13.34%	19.82%	2.42%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.10% I	.10%	.10% I
Expenses net of fee waivers, if any	.10 % I	.10%	.10% I
Expenses net of all reductions, if any	.10% I	.10%	.10% I
Net investment income (loss)	.07% I	1.40%	2.11% I
Supplemental Data
Net assets, end of period (000 omitted)	$3,434	$2,975	$101
Portfolio turnover rate J	68 % I	344%	26% I

AFor the period July 1, 2024 (commencement of operations) through December 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DAmount represents less than $.005 per share.
ETotal returns for periods of less than one year are not annualized.
FTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Freedom 2070 Portfolio℠ Service Class 2

	Six months ended June 30, 2026 (Unaudited)	Years ended December 31, 2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$11.21	$10.08	$10.00
Income from Investment Operations
Net investment income (loss) B,C	- D	.13	.10
Net realized and unrealized gain (loss)	1.49	1.75	.13
Total from investment operations	1.49	1.88	.23
Distributions from net investment income	-	(.02)	(.10)
Distributions from net realized gain	(.12)	(.74)	(.05)
Total distributions	(.12)	(.75) E	(.15)
Net asset value, end of period	$12.58	$11.21	$10.08
Total Return F,G	13.34%	19.59%	2.34%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.25% J	.25%	.25% J
Expenses net of fee waivers, if any	.25 % J	.25%	.25% J
Expenses net of all reductions, if any	.25% J	.25%	.25% J
Net investment income (loss)	(.08)% J	1.25%	1.96% J
Supplemental Data
Net assets, end of period (000 omitted)	$227	$138	$101
Portfolio turnover rate K	68 % J	344%	26% J

AFor the period July 1, 2024 (commencement of operations) through December 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DAmount represents less than $.005 per share.
ETotal distributions per share do not sum due to rounding.
FTotal returns for periods of less than one year are not annualized.
GTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended June 30, 2026

1. Organization.
VIP Freedom Retirement Portfolio (formerly VIP Freedom Income Portfolio), VIP Freedom 2010 Portfolio, VIP Freedom 2015 Portfolio, VIP Freedom 2020 Portfolio, VIP Freedom 2025 Portfolio, VIP Freedom 2030 Portfolio, VIP Freedom 2035 Portfolio, VIP Freedom 2040 Portfolio, VIP Freedom 2045 Portfolio, VIP Freedom 2050 Portfolio, VIP Freedom 2055 Portfolio, VIP Freedom 2060 Portfolio, VIP Freedom 2065 Portfolio and VIP Freedom 2070 Portfolio (the Funds) are funds of Variable Insurance Products Fund V (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. Shares of each Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. Each Fund offers three classes of shares: Initial Class, Service Class and Service Class 2. All classes have equal rights and voting privileges, except for matters affecting a single class. Each Fund is a fund of funds, and therefore invests in other funds instead of individual securities. Each Fund invests primarily in a combination of Fidelity U.S. equity funds, international equity funds, bond funds, and short-term funds.
2. Significant Accounting Policies.
Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Each Fund operates as a single operating segment. Each Fund's portfolio management team, part of the investment adviser, serves as the chief operating decision maker (CODM) and directs the Fund's investments in accordance with its investment objective and policies, with support from others responsible for oversight functions. The information reviewed by the CODM is consistent with each Fund's financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The aggregate value of investments by input level as of June 30, 2026 is included at the end of each Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from any underlying mutual funds or exchange-traded funds are recorded on the ex-dividend date. Distributions from any underlying mutual funds or exchange-traded funds that are deemed to be return of capital are recorded as a reduction of cost of investments.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the underlying mutual funds or exchange-traded funds (ETFs), capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized depreciation ($)	Net unrealized appreciation (depreciation)($)
VIP Freedom Retirement Portfolio	108,788,055	10,884,315	(2,006,015)	8,878,300
VIP Freedom 2010 Portfolio.	211,370,836	30,119,335	(6,610,085)	23,509,250
VIP Freedom 2015 Portfolio.	43,515,984	14,334,835	(1,144,552)	13,190,283
VIP Freedom 2020 Portfolio.	358,202,243	147,659,567	(10,671,114)	136,988,453
VIP Freedom 2025 Portfolio.	303,788,664	101,716,739	(7,068,817)	94,647,922
VIP Freedom 2030 Portfolio.	738,127,358	239,186,441	(12,545,350)	226,641,091
VIP Freedom 2035 Portfolio.	434,491,901	105,349,650	(4,722,621)	100,627,029
VIP Freedom 2040 Portfolio.	417,451,018	124,565,693	(3,216,776)	121,348,917
VIP Freedom 2045 Portfolio.	227,066,711	71,132,634	(1,688,904)	69,443,730
VIP Freedom 2050 Portfolio.	186,993,341	60,216,232	(508,666)	59,707,566
VIP Freedom 2055 Portfolio.	40,755,540	8,263,281	(40,276)	8,223,005
VIP Freedom 2060 Portfolio.	32,618,228	8,423,464	(70,028)	8,353,436
VIP Freedom 2065 Portfolio.	37,501,585	5,495,176	(21,642)	5,473,534
VIP Freedom 2070 Portfolio.	3,596,449	453,315	(2,793)	450,522
3. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
VIP Freedom Retirement Portfolio	27,979,430	30,988,401
VIP Freedom 2010 Portfolio	37,591,351	53,176,096
VIP Freedom 2015 Portfolio	10,692,828	11,560,176
VIP Freedom 2020 Portfolio	70,791,131	108,883,954
VIP Freedom 2025 Portfolio	64,034,089	89,792,167
VIP Freedom 2030 Portfolio	174,951,774	174,737,125
VIP Freedom 2035 Portfolio	111,456,710	88,011,600
VIP Freedom 2040 Portfolio	123,317,807	80,908,705
VIP Freedom 2045 Portfolio	54,242,690	45,486,954
VIP Freedom 2050 Portfolio	50,465,067	40,133,602
VIP Freedom 2055 Portfolio	17,805,032	9,933,087
VIP Freedom 2060 Portfolio	11,976,186	6,475,477
VIP Freedom 2065 Portfolio	32,765,819	6,282,459
VIP Freedom 2070 Portfolio	1,509,709	1,380,986
4. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser), provides the Funds with investment management related services. The Funds do not pay any fees for these services. Under the management contract, the investment adviser pays all expenses, except distribution and service plan fees and the compensation of the independent Trustees, and certain miscellaneous expenses such as interest expense.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Funds have adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were reallowed to insurance companies for the distribution of shares and providing shareholder support services were as follows:
	Service Class ($)	Service Class 2 ($)	Total ($)
VIP Freedom Retirement Portfolio	37,628	15,531	53,159
VIP Freedom 2010 Portfolio	10,045	254,433	264,478
VIP Freedom 2015 Portfolio	4,817	28,659	33,476
VIP Freedom 2020 Portfolio	50,056	391,224	441,280
VIP Freedom 2025 Portfolio	100,824	119,421	220,245
VIP Freedom 2030 Portfolio	232,407	309,561	541,968
VIP Freedom 2035 Portfolio	127,810	203,207	331,017
VIP Freedom 2040 Portfolio	154,925	82,933	237,858
VIP Freedom 2045 Portfolio	47,858	180,908	228,766
VIP Freedom 2050 Portfolio	38,352	125,687	164,039
VIP Freedom 2055 Portfolio	9,196	21,327	30,523
VIP Freedom 2060 Portfolio	7,852	19,711	27,563
VIP Freedom 2065 Portfolio	9,689	3,013	12,702
VIP Freedom 2070 Portfolio	1,819	207	2,026

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
5. Expense Reductions.
Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's or class' expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits ($)
VIP Freedom 2025 Portfolio	1
VIP Freedom 2035 Portfolio	2
VIP Freedom 2045 Portfolio	1
VIP Freedom 2055 Portfolio	1
VIP Freedom 2060 Portfolio	1
6. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2026	Year ended December 31, 2025
VIP Freedom Retirement Portfolio
Distributions to shareholders
Initial Class	$374,034	$872,426
Service Class	1,021,220	2,423,695
Service Class 2	158,553	360,833
Total	$1,553,807	$3,656,954
VIP Freedom 2010 Portfolio
Distributions to shareholders
Initial Class	$414,860	$702,721
Service Class	464,706	709,298
Service Class 2	5,832,897	9,061,208
Total	$6,712,463	$10,473,227
VIP Freedom 2015 Portfolio
Distributions to shareholders
Initial Class	$1,433,171	$ 1,577,618
Service Class	598,945	708,665
Service Class 2	1,440,247	1,704,797
Total	$3,472,363	$3,991,080
VIP Freedom 2020 Portfolio
Distributions to shareholders
Initial Class	$6,095,177	$6,673,869
Service Class	6,848,132	9,091,146
Service Class 2	22,939,946	26,113,009
Total	$35,883,255	$41,878,024
VIP Freedom 2025 Portfolio
Distributions to shareholders
Initial Class	$5,085,376	$5,902,850
Service Class	10,363,506	11,547,772
Service Class 2	5,111,613	5,909,175
Total	$20,560,495	$23,359,797
VIP Freedom 2030 Portfolio
Distributions to shareholders
Initial Class	$10,024,558	$13,455,109
Service Class	22,022,176	26,183,545
Service Class 2	11,944,291	15,182,823
Total	$43,991,025	$54,821,477
VIP Freedom 2035 Portfolio
Distributions to shareholders
Initial Class	$3,981,132	$4,376,560
Service Class	12,984,404	14,814,085
Service Class 2	8,575,389	10,664,776
Total	$25,540,925	$29,855,421
VIP Freedom 2040 Portfolio
Distributions to shareholders
Initial Class	$6,703,570	$7,619,722
Service Class	18,378,031	19,141,904
Service Class 2	4,223,621	4,763,866
Total	$29,305,222	$31,525,492
VIP Freedom 2045 Portfolio
Distributions to shareholders
Initial Class	$2,172,828	$2,081,389
Service Class	6,336,412	4,898,783
Service Class 2	9,918,283	9,631,813
Total	$18,427,523	$16,611,985
VIP Freedom 2050 Portfolio
Distributions to shareholders
Initial Class	$3,073,266	$2,896,851
Service Class	4,926,583	4,753,882
Service Class 2	6,806,999	6,581,959
Total	$14,806,848	$14,232,692
VIP Freedom 2055 Portfolio
Distributions to shareholders
Initial Class	$405,255	$364,665
Service Class	1,046,012	700,358
Service Class 2	1,043,631	894,895
Total	$2,494,898	$1,959,918
VIP Freedom 2060 Portfolio
Distributions to shareholders
Initial Class	$232,140	$233,747
Service Class	846,860	1,065,162
Service Class 2	929,250	920,402
Total	$2,008,250	$2,219,311
VIP Freedom 2065 Portfolio
Distributions to shareholders
Initial Class	$250,405	$203,807
Service Class	375,927	392,885
Service Class 2	130,125	134,083
Total	$756,457	$730,775
VIP Freedom 2070 Portfolio
Distributions to shareholders
Initial Class	$3,480	$23,280
Service Class	37,152	23,757
Service Class 2	1,477	7,620
Total	$42,109	$54,657
7. Share Transactions.
Transactions for each class of shares were as follows and may contain in-kind transactions:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2026	Year ended December 31, 2025	Six months ended June 30, 2026	Year ended December 31, 2025
VIP Freedom Retirement Portfolio
Initial Class
Shares sold	261,634	379,315	$3,079,285	$4,338,131
Reinvestment of distributions	31,725	75,363	374,034	872,426
Shares redeemed	(271,780)	(572,020)	(3,206,413)	(6,645,632)
Net increase (decrease)	21,579	(117,342)	$246,906	$(1,435,075)
Service Class
Shares sold	693,357	4,223,326	$8,181,948	$47,759,875
Reinvestment of distributions	86,765	209,451	1,021,220	2,423,695
Shares redeemed	(1,210,024)	(2,186,011)	(14,208,961)	(25,109,823)
Net increase (decrease)	(429,902)	2,246,766	$(5,005,793)	$25,073,747
Service Class 2
Shares sold	497,175	322,292	$5,891,509	$3,736,333
Reinvestment of distributions	13,517	31,348	158,553	360,833
Shares redeemed	(286,969)	(595,145)	(3,389,092)	(6,790,865)
Net increase (decrease)	223,723	(241,505)	$2,660,970	$(2,693,699)
VIP Freedom 2010 Portfolio
Initial Class
Shares sold	53,938	182,476	$657,852	$2,177,111
Reinvestment of distributions	34,286	58,962	414,860	702,721
Shares redeemed	(187,918)	(290,933)	(2,294,811)	(3,454,403)
Net increase (decrease)	(99,694)	(49,495)	$(1,222,099)	$(574,571)
Service Class
Shares sold	798,385	243,990	$9,531,428	$2,941,325
Reinvestment of distributions	38,469	59,628	464,706	709,297
Shares redeemed	(237,539)	(375,315)	(2,884,442)	(4,528,837)
Net increase (decrease)	599,315	(71,697)	$7,111,692	$(878,215)
Service Class 2
Shares sold	446,541	1,230,971	$5,339,716	$14,633,578
Reinvestment of distributions	486,886	769,004	5,832,897	9,061,208
Shares redeemed	(2,257,099)	(3,855,930)	(27,127,699)	(45,783,284)
Net increase (decrease)	(1,323,672)	(1,855,955)	$(15,955,086)	$(22,088,498)
VIP Freedom 2015 Portfolio
Initial Class
Shares sold	32,577	167,514	$383,733	$1,964,300
Reinvestment of distributions	124,084	136,353	1,433,171	1,577,618
Shares redeemed	(77,731)	(439,723)	(915,177)	(5,174,679)
Net increase (decrease)	78,930	(135,856)	$901,727	$(1,632,761)
Service Class
Shares sold	318,988	275,781	$3,716,760	$3,256,071
Reinvestment of distributions	51,992	61,529	598,945	708,665
Shares redeemed	(272,317)	(631,149)	(3,147,272)	(7,488,071)
Net increase (decrease)	98,663	(293,839)	$1,168,433	$(3,523,335)
Service Class 2
Shares sold	142,395	679,809	$1,663,883	$7,880,277
Reinvestment of distributions	125,676	148,927	1,440,247	1,704,796
Shares redeemed	(244,815)	(905,579)	(2,870,735)	(10,514,967)
Net increase (decrease)	23,256	(76,843)	$233,395	$(929,894)
VIP Freedom 2020 Portfolio
Initial Class
Shares sold	548,168	1,247,418	$7,050,130	$16,050,181
Reinvestment of distributions	479,935	527,226	6,095,177	6,673,869
Shares redeemed	(988,433)	(1,633,870)	(12,840,231)	(20,989,831)
Net increase (decrease)	39,670	140,774	$305,076	$1,734,219
Service Class
Shares sold	1,401,769	1,734,324	$17,610,585	$22,340,450
Reinvestment of distributions	541,783	723,779	6,848,132	9,091,146
Shares redeemed	(1,874,390)	(4,736,672)	(24,336,283)	(60,252,327)
Net increase (decrease)	69,162	(2,278,569)	$122,434	$(28,820,731)
Service Class 2
Shares sold	363,916	821,299	$4,683,610	$10,421,793
Reinvestment of distributions	1,824,976	2,087,787	22,939,946	26,113,009
Shares redeemed	(2,564,308)	(5,173,862)	(32,800,255)	(66,146,956)
Net increase (decrease)	(375,416)	(2,264,776)	$(5,176,699)	$(29,612,154)
VIP Freedom 2025 Portfolio
Initial Class
Shares sold	268,019	699,538	$4,592,378	$11,622,211
Reinvestment of distributions	300,199	359,143	5,085,376	5,902,850
Shares redeemed	(783,790)	(1,233,343)	(13,399,646)	(20,416,817)
Net increase (decrease)	(215,572)	(174,662)	$(3,721,892)	$(2,891,756)
Service Class
Shares sold	1,565,882	4,315,212	$26,729,896	$71,223,625
Reinvestment of distributions	614,316	705,405	10,363,506	11,547,772
Shares redeemed	(2,287,032)	(5,124,935)	(39,077,032)	(85,890,536)
Net increase (decrease)	(106,834)	(104,318)	$(1,983,630)	$(3,119,139)
Service Class 2
Shares sold	459,260	893,899	$7,834,125	$14,606,760
Reinvestment of distributions	305,353	364,660	5,111,613	5,909,175
Shares redeemed	(889,941)	(2,421,463)	(15,052,211)	(40,120,156)
Net increase (decrease)	(125,328)	(1,162,904)	$(2,106,473)	$(19,604,221)
VIP Freedom 2030 Portfolio
Initial Class
Shares sold	1,438,987	1,989,407	$25,209,251	$33,595,712
Reinvestment of distributions	574,144	804,982	10,024,558	13,455,109
Shares redeemed	(1,611,517)	(2,767,841)	(28,555,175)	(47,083,962)
Net increase (decrease)	401,614	26,548	$6,678,634	$(33,141)
Service Class
Shares sold	4,194,390	7,272,436	$73,054,876	$122,385,001
Reinvestment of distributions	1,265,642	1,569,549	22,022,176	26,183,545
Shares redeemed	(4,096,438)	(6,157,228)	(72,272,013)	(105,128,587)
Net increase (decrease)	1,363,594	2,684,757	$22,805,039	$43,439,959
Service Class 2
Shares sold	1,525,275	1,865,679	$26,822,870	$31,145,647
Reinvestment of distributions	690,023	917,067	11,944,291	15,182,823
Shares redeemed	(1,747,960)	(2,852,330)	(30,692,378)	(48,071,012)
Net increase (decrease)	467,338	(69,584)	$8,074,783	$(1,742,542)
VIP Freedom 2035 Portfolio
Initial Class
Shares sold	400,976	673,991	$12,154,227	$19,360,678
Reinvestment of distributions	133,775	154,467	3,981,132	4,376,559
Shares redeemed	(229,784)	(364,651)	(6,976,735)	(10,488,980)
Net increase (decrease)	304,967	463,807	$9,158,624	$13,248,257
Service Class
Shares sold	1,748,201	2,908,252	$52,379,456	$82,602,257
Reinvestment of distributions	438,218	525,097	12,984,404	14,814,085
Shares redeemed	(1,168,646)	(1,919,605)	(34,954,262)	(55,051,797)
Net increase (decrease)	1,017,773	1,513,744	$30,409,598	$42,364,545
Service Class 2
Shares sold	475,927	945,211	$14,217,198	$26,963,741
Reinvestment of distributions	291,779	382,165	8,575,389	10,664,776
Shares redeemed	(579,312)	(1,110,868)	(17,292,202)	(31,832,222)
Net increase (decrease)	188,394	216,508	$5,500,385	$5,796,295
VIP Freedom 2040 Portfolio
Initial Class
Shares sold	445,617	701,539	$13,205,520	$19,433,144
Reinvestment of distributions	229,653	277,373	6,703,570	7,619,722
Shares redeemed	(398,323)	(696,771)	(11,904,941)	(19,542,991)
Net increase (decrease)	276,947	282,141	$8,004,149	$7,509,875
Service Class
Shares sold	2,346,752	2,780,990	$67,929,614	$77,582,610
Reinvestment of distributions	631,982	698,501	18,378,031	19,141,904
Shares redeemed	(1,084,084)	(1,706,634)	(32,403,254)	(48,694,584)
Net increase (decrease)	1,894,650	1,772,857	$53,904,391	$48,029,930
Service Class 2
Shares sold	318,188	404,865	$9,365,406	$11,283,158
Reinvestment of distributions	146,247	175,471	4,223,621	4,763,866
Shares redeemed	(285,604)	(493,113)	(8,282,554)	(13,750,122)
Net increase (decrease)	178,831	87,223	$5,306,473	$2,296,902
VIP Freedom 2045 Portfolio
Initial Class
Shares sold	135,714	233,852	$4,118,995	$6,724,463
Reinvestment of distributions	72,428	74,129	2,172,828	2,081,389
Shares redeemed	(110,104)	(135,770)	(3,400,966)	(3,847,816)
Net increase (decrease)	98,038	172,211	$2,890,857	$4,958,036
Service Class
Shares sold	708,523	1,481,525	$21,337,713	$41,616,651
Reinvestment of distributions	212,133	174,685	6,336,412	4,898,783
Shares redeemed	(549,263)	(693,376)	(16,751,213)	(19,866,583)
Net increase (decrease)	371,393	962,834	$10,922,912	$26,648,851
Service Class 2
Shares sold	323,685	849,297	$9,755,746	$23,937,144
Reinvestment of distributions	334,512	347,943	9,918,283	9,631,813
Shares redeemed	(294,349)	(906,292)	(8,950,239)	(25,746,670)
Net increase (decrease)	363,848	290,948	$10,723,790	$7,822,287
VIP Freedom 2050 Portfolio
Initial Class
Shares sold	266,429	410,521	$7,275,642	$10,605,426
Reinvestment of distributions	113,405	114,305	3,073,266	2,896,851
Shares redeemed	(144,817)	(281,989)	(4,035,560)	(7,237,868)
Net increase (decrease)	235,017	242,837	$6,313,348	$6,264,409
Service Class
Shares sold	795,598	1,047,490	$21,799,860	$27,059,562
Reinvestment of distributions	182,601	188,569	4,926,583	4,753,882
Shares redeemed	(521,407)	(963,713)	(14,451,244)	(25,145,764)
Net increase (decrease)	456,792	272,346	$12,275,199	$6,667,680
Service Class 2
Shares sold	269,966	604,756	$7,284,955	$15,493,722
Reinvestment of distributions	253,898	263,135	6,806,999	6,581,959
Shares redeemed	(352,000)	(494,175)	(9,691,849)	(12,614,389)
Net increase (decrease)	171,864	373,716	$4,400,105	$9,461,292
VIP Freedom 2055 Portfolio
Initial Class
Shares sold	86,629	178,360	$1,372,603	$2,620,070
Reinvestment of distributions	26,409	25,397	404,842	364,198
Shares redeemed	(33,403)	(123,702)	(531,543)	(1,803,464)
Net increase (decrease)	79,635	80,055	$1,245,902	$1,180,804
Service Class
Shares sold	692,342	626,419	$10,879,203	$8,895,973
Reinvestment of distributions	68,367	48,657	1,046,012	700,357
Shares redeemed	(361,957)	(187,561)	(5,693,472)	(2,644,131)
Net increase (decrease)	398,752	487,515	$6,231,743	$6,952,199
Service Class 2
Shares sold	187,166	248,207	$2,902,680	$3,585,392
Reinvestment of distributions	67,471	61,828	1,028,939	878,788
Shares redeemed	(91,638)	(85,815)	(1,430,672)	(1,235,006)
Net increase (decrease)	162,999	224,220	$2,500,947	$3,229,174
VIP Freedom 2060 Portfolio
Initial Class
Shares sold	149,374	138,681	$2,287,930	$1,993,576
Reinvestment of distributions	14,613	15,417	219,633	217,092
Shares redeemed	(58,100)	(124,271)	(892,162)	(1,751,059)
Net increase (decrease)	105,887	29,827	$1,615,401	$459,609
Service Class
Shares sold	356,520	397,512	$5,328,106	$5,680,693
Reinvestment of distributions	56,457	76,332	846,860	1,065,162
Shares redeemed	(175,226)	(613,166)	(2,696,428)	(8,656,242)
Net increase (decrease)	237,751	(139,322)	$3,478,538	$(1,910,387)
Service Class 2
Shares sold	154,781	268,824	$2,343,204	$3,773,535
Reinvestment of distributions	61,077	64,369	912,493	898,646
Shares redeemed	(76,536)	(62,108)	(1,166,301)	(864,633)
Net increase (decrease)	139,322	271,085	$2,089,396	$3,807,548
VIP Freedom 2065 Portfolio
Initial Class
Shares sold	66,128	137,424	$1,020,296	$1,950,580
Reinvestment of distributions	14,621	11,342	219,605	163,007
Shares redeemed	(27,109)	(46,336)	(422,252)	(659,155)
Net increase (decrease)	53,640	102,430	$817,649	$1,454,432
Service Class
Shares sold	2,018,948	300,315	$29,399,650	$4,233,026
Reinvestment of distributions	23,685	25,765	355,037	365,506
Shares redeemed	(262,078)	(216,725)	(4,080,380)	(3,102,842)
Net increase (decrease)	1,780,555	109,355	$25,674,307	$1,495,690
Service Class 2
Shares sold	35,731	38,147	$542,855	$546,276
Reinvestment of distributions	6,635	6,654	99,326	94,316
Shares redeemed	(1,817)	(9,022)	(27,864)	(124,493)
Net increase (decrease)	40,549	35,779	$614,317	$516,099
VIP Freedom 2070 Portfolio
Initial Class
Shares sold	625	-	$7,703	$ -
Shares redeemed	(15)	-	(185)	-
Net increase (decrease)	610	-	$7,518	$ -
Service Class
Shares sold	88,112	492,310	$1,018,268	$5,536,636
Reinvestment of distributions	3,087	1,422	35,992	16,006
Shares redeemed	(83,773)	(238,253)	(1,003,405)	(2,658,102)
Net increase (decrease)	7,426	255,479	$50,855	$2,894,540
Service Class 2
Shares sold	5,728	2,307	$68,962	$24,850
Reinvestment of distributions	27	8	317	90
Shares redeemed	(9)	(12)	(103)	(129)
Net increase (decrease)	5,746	2,303	$69,176	$24,811
8. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

Funds do not invest in underlying mutual funds for the purpose of exercising management or control; however, investments by funds within their principal investment strategies may represent a significant portion of the underlying mutual fund's net assets. At the end of the period, certain Funds were the owners of record of 10% or more of the total outstanding shares of the following underlying mutual funds as shown below.

Fund	Affiliated %	Number of Unaffiliated Shareholders	Unaffiliated Shareholders %

VIP Freedom Retirement Portfolio	11%	3	57%
VIP Freedom 2010 Portfolio	-	1	82%
VIP Freedom 2015 Portfolio	26%	2	24%
VIP Freedom 2020 Portfolio	-	1	66%
VIP Freedom 2025 Portfolio	-	3	53%
VIP Freedom 2030 Portfolio	-	2	51%
VIP Freedom 2035 Portfolio	-	5	76%
VIP Freedom 2040 Portfolio	-	2	58%
VIP Freedom 2045 Portfolio	-	4	68%
VIP Freedom 2050 Portfolio	-	4	75%
VIP Freedom 2055 Portfolio	-	2	62%
VIP Freedom 2060 Portfolio	-	3	78%
VIP Freedom 2065 Portfolio	-	1	74%
VIP Freedom 2070 Portfolio	16%	1	75%

The Funds, in aggregate, were the owners of record of more than 20% of the total outstanding shares of the following underlying mutual funds.

Fund	% of shares held
VIP Emerging Markets Portfolio	23%
VIP Overseas Portfolio	33%
VIP Value Portfolio	20%
9. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
VIP Freedom Retirement Portfolio
VIP Freedom 2010 Portfolio
VIP Freedom 2015 Portfolio
VIP Freedom 2020 Portfolio
VIP Freedom 2025 Portfolio
VIP Freedom 2030 Portfolio
VIP Freedom 2035 Portfolio
VIP Freedom 2040 Portfolio
VIP Freedom 2045 Portfolio
VIP Freedom 2050 Portfolio
VIP Freedom 2055 Portfolio
VIP Freedom 2060 Portfolio
VIP Freedom 2065 Portfolio
VIP Freedom 2070 Portfolio

At its May 2026 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve an amended and restated management contract with Fidelity Management & Research Company LLC (FMR) (the Amended Contract) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requested and considered a broad range of information. The Board considered that each fund's Amended Contract will not take effect unless the Amended Contract for all of the funds are approved by the funds' respective shareholders.
The Board noted that, under each fund's current management contract, the funds do not pay a management fee to FMR. Instead, the Board noted, each fund currently indirectly incurs a portion of the management fee and other expenses of each underlying fund in which each fund invests (Existing Underlying Funds) and that such expenses are currently reflected in each fund's expense ratio as acquired fund fees and expenses. The Board considered that, under each fund's Amended Contract, each class will pay a monthly management fee to FMR at an annual rate for the class and each fund would invest in different underlying funds (New Underlying Funds) that do not have management fees or other expenses, with certain limited exceptions.
Nature, Extent, and Quality of Services Provided. The Board previously received and considered materials relating to the nature, extent and quality of services to be provided by FMR and certain of its affiliates to each fund, including the resources dedicated to investment management and support services, shareholder and administrative services, and the benefits to shareholders of investment in a large fund family, in connection with its renewal of each fund's current management contract at the September 2025 meeting. At the meeting, the Board concluded that the nature, extent and quality of the services provided to the fund under the existing management contract should continue to benefit the fund's shareholders. In connection with its approval of the Amended Contracts at its May 2026 meeting, the Board noted that such approval would not change each fund's portfolio managers, the investment processes, the level or nature of services provided, the resources and personnel allocated or trading and compliance operations. The Board concluded that the nature, extent, and quality of services to be provided to each fund under the Amended Contract will continue to benefit the fund's shareholders.
Competitiveness of Management Fee and Total Expense Ratio. In reviewing the Amended Contract for each fund, the Board considered each fund's proposed class-level management fee rate out of which FMR will pay all operating expenses of each fund, with certain limited exceptions, and the projected total expense ratio of each class of the fund.
For VIP Freedom Portfolios: The Board noted that the proposed management fee for each class of VIP Freedom Retirement Portfolio, VIP Freedom 2010 Portfolio, VIP Freedom 2055 Portfolio, VIP Freedom 2060 Portfolio, VIP Freedom 2065 Portfolio, and VIP Freedom 2070 Portfolio is at the median fee rate of funds and classes with similar Morningstar categories that have comparable investment mandates and sales load types (as classified by Lipper), regardless of whether their management fee structures are comparable, and the proposed management fee for each class of VIP Freedom 2015 Portfolio, VIP Freedom 2020 Portfolio, VIP Freedom 2025 Portfolio, VIP Freedom 2030 Portfolio, VIP Freedom 2035 Portfolio, VIP Freedom 2040 Portfolio, VIP Freedom 2045 Portfolio, and VIP Freedom 2050 Portfolio is above the median. The Board noted that the majority of the funds in the peer groups charge low to no top-level management fees because most fees are charged at the underlying fund level. The Board further noted that of the funds that do charge management fees, the majority do not have unitary or all-inclusive fees similar to the funds' proposed unitary fee structures, which will cover all operating expenses with certain exceptions. The Board also noted that acquired fund fees and expenses are not reflected in management fee comparisons. The Board noted that given the varying fee structures in the peer groups, Fidelity believes that a comparison of total expense ratios is more useful.
Additionally, the Board considered that the increase in the management fee will be offset by the decrease in each fund's acquired fund fees and expenses as a result of the change from the Existing Underlying Funds to the New Underlying Funds. The Board noted that the increased management fee and decreased acquired fund fees and expenses are expected to have the combined effect of reducing the total expenses incurred by shareholders of each fund by at least two basis points. The Board also noted that the funds' total expenses are expected to be more predictable because the funds' investment decisions will not result in shifting expense levels.
The Board also considered that the projected total net expense ratio of Initial Class of each fund and Service Class of VIP Freedom Retirement Portfolio, VIP Freedom 2010 Portfolio, VIP Freedom 2015 Portfolio, VIP Freedom 2020 Portfolio, VIP Freedom 2025 Portfolio, VIP Freedom 2030 Portfolio, VIP Freedom 2035 Portfolio, VIP Freedom 2055 Portfolio, VIP Freedom 2060 Portfolio, VIP Freedom 2065 Portfolio, and VIP Freedom 2070 Portfolio is at or below the median of those funds and classes used by the Board for management fee comparisons, and the projected total net expense ratio of Service Class of VIP Freedom 2040 Portfolio, VIP Freedom 2045 Portfolio, and VIP Freedom 2050 Portfolio and Service Class 2 of each fund is above the median. The Board considered that Service Class and Service Class 2 have a 0.10% and 0.25% 12b-1 fee, respectively, whereas the majority of the funds/classes in the variable annuity universe do not have 12b-1 fees. Additionally, the VIP target date peer groups may contain a combination of active, blend and passive competitors.
The Board noted that any difference in management fee rates between classes of each fund will be the result of separate arrangements for class level services and/or waivers of certain expenses. The Board further noted that such differences will not be the result of any difference in advisory or custodial fees or other expenses related to the management of a fund's assets, which will not vary by class.
Based on its review, the Board concluded that the management fee and the projected total expense ratio of each class of each fund were reasonable in light of the services that the fund and its shareholders will receive and the other factors considered.
Costs of the Services and Profitability. The Board considered that it previously reviewed information regarding the revenues earned and the expenses incurred by Fidelity in providing services to each fund and the level of Fidelity's profitability. At its September 2025 meeting, the Board concluded that it was satisfied that the profitability of Fidelity in connection with the operation of the fund was not excessive.
Economies of Scale. The Board considered that it previously received and reviewed information regarding whether there have been economies of scale in respect of the management of the fund and of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is a potential realization of any further economies of scale and that it concluded, at its September 2025 meeting, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity. The Board will continue to review economies of scale in connection with future renewals of the Amended Contract.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that each fund's Amended Contract should be approved.

1.819548.122
VIPFF2K-SANN-0826
Fidelity® Variable Insurance Products:

VIP Bond Index Portfolio

Semi-Annual Report
June 30, 2026
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.
"BLOOMBERG ®" and the Bloomberg indices listed herein (the "Indices") are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited ("BISL"), the administrator of the Indices (collectively, "Bloomberg") and have been licensed for use for certain purposes by Fidelity. Bloomberg is not affiliated with Fidelity, and Bloomberg does not approve, endorse, review, or recommend the fund. Bloomberg does not guarantee the timeliness, accuracy, or completeness of any data or information relating to the fund.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
VIP Bond Index Portfolio
Schedule of Investments June 30, 2026 (Unaudited)
Showing Percentage of Net Assets
Asset-Backed Securities - 0.6%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.6%
Ally Auto Receivables Trust Series 2025-1 Class A3, 3.96% 3/15/2030	100,000	99,634
American Express Credit Account Master Trust Series 2023-4 Class A, 5.15% 9/16/2030	100,000	101,662
BMW Vehicle Lease Trust Series 2025-2 Class A3, 3.97% 9/25/2028	130,000	129,596
BMW Vehicle Owner Trust Series 2025-A Class A3, 4.56% 9/25/2029	60,000	60,154
Capital One Multi-Asset Execution Trust Series 2019-A3 Class A3, 2.06% 8/15/2028	116,000	115,744
Capital One Multi-Asset Execution Trust Series 2021-A2 Class A2, 1.39% 7/15/2030	150,000	141,352
Capital One Multi-Asset Execution Trust Series 2025-A3 Class A, 4.65% 10/15/2037	120,000	117,866
Capital One Prime Auto Receivables Trust Series 2023-1 Class A3, 4.87% 2/15/2028	9,519	9,533
Capital One Prime Auto Receivables Trust Series 2025-1 Class A3, 3.85% 7/15/2030	230,000	227,976
CarMax Auto Owner Trust Series 2023-2 Class A3, 5.05% 1/18/2028	42,743	42,827
CarMax Auto Owner Trust Series 2024-4 Class A3, 4.6% 10/15/2029	199,193	199,669
CarMax Auto Owner Trust Series 2025-1 Class A3, 4.84% 1/15/2030	85,000	85,426
Carmax Auto Owner Trust Series 2025-4 Class A3, 3.97% 12/16/2030	230,000	228,032
Carmax Select Receivables Trust Series 2026-A Class A3, 3.99% 5/17/2032	35,000	34,633
Carmax Select Receivables Trust Series 2026-B Class A3, 4.64% 12/16/2030	45,000	45,028
Carvana Auto Receivables Trust Series 2025-P3 Class A3, 4.04% 11/11/2030	105,000	104,474
Chase Issuance Trust Series 2023-A2 Class A, 5.08% 9/15/2030	400,000	406,074
Citibank Credit Card Issuance Trust Series 2007-A3 Class A3, 6.15% 6/15/2039	300,000	328,757
Citibank Credit Card Issuance Trust Series 2018-A7 Class A7, 3.96% 10/13/2030	250,000	247,638
ESART Series 2025-5A Class A3, 4.24% 11/15/2029	140,000	139,847
Ford Credit Auto Lease Trust Series 2026-A Class A3, 4% 7/15/2029	95,000	94,361
Ford Credit Auto Owner Trust Series 2023-A Class A3, 4.65% 2/15/2028	23,340	23,365
Ford Credit Auto Owner Trust Series 2024-D Class A3, 4.61% 8/15/2029	250,000	250,777
Ford Credit Floorplan Master Owner Trust A Series 2025-2 Class A1, 4.06% 9/15/2030	140,000	138,737
Ford Credit Floorplan Master Owner Trust Series 2018-4 Class A, 4.06% 11/15/2030	258,000	255,657
GM Financial Automobile Leasing Trust Series 2025-1 Class A3, 4.66% 2/21/2028	60,000	60,112
GM Financial Consumer Automobile Receivables Trust Series 2023-2 Class A3, 4.47% 2/16/2028	33,640	33,664
Gm Financial Consumer Automobile Receivables Trust Series 2025-4 Class A3, 3.84% 2/18/2031	140,000	138,633
GMCAR Series 2026-1 Class A3, 3.84% 5/16/2031	250,000	247,244
Harot Series 2025-4 Class A3, 3.98% 6/17/2030	230,000	228,346
Honda Auto Receivables Owner Trust Series 2025-1 Class A3, 4.57% 9/21/2029	180,000	180,520
Honda Auto Receivables Owner Trust Series 2026-1 Class A3, 3.78% 9/23/2030	140,000	138,399
Hyundai Auto Receivables Trust Series 2025-D Class A3, 3.99% 9/16/2030	270,000	268,050
Hyundai Auto Receivables Trust Series 2026-A Class A3, 3.79% 2/18/2031	170,000	167,789
Hyundai Auto Receivables Trust Series 2026-B Class A3, 4.51% 2/18/2031	80,000	80,218
John Deere Owner Trust Series 2026-A Class A3, 3.87% 8/15/2030	100,000	98,705
MBART Series 2025-1 Class A3, 4.78% 12/17/2029	55,000	55,248
Mercedes-Benz Auto Lease Trust Series 2025-B Class A3, 3.88% 4/16/2029	225,000	223,640
Mercedes-Benz Auto Lease Trust Series 2026-A Class A3, 3.93% 1/15/2030	270,000	267,939
Nissan Auto Lease Trust Series 2025-A Class A3, 4.75% 3/15/2028	35,000	35,130
Santander Drive Auto Receivables Trust Series 2025-4 Class A3, 4.17% 4/15/2030	160,000	159,753
Toyota Auto Receivables Owner Trust Series 2025-A Class A3, 4.64% 8/15/2029	170,000	170,565
Toyota Auto Receivables Owner Trust Series 2025-D Class A3, 3.84% 6/17/2030	230,000	228,323
Toyota Auto Receivables Owner Trust Series 2026-A Class A3, 3.86% 9/16/2030	170,000	168,410
World Omni Auto Receivables Trust Series 2025-A Class A3, 4.73% 3/15/2030	55,000	55,207
World Omni Auto Receivables Trust Series 2025-D Class A3, 3.95% 3/17/2031	90,000	89,414
World Omni Auto Receivables Trust Series 2026-A Class A3, 3.86% 5/15/2031	230,000	227,187
TOTAL UNITED STATES		6,951,315
TOTAL ASSET-BACKED SECURITIES (Cost $6,998,421)		6,951,315

Bank Notes - 0.2%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.2%
Financials - 0.2%
Banks - 0.2%
Bank of America NA 6% 10/15/2036	250,000	264,228
Capital One NA 2.7% 2/6/2030	500,000	467,233
Citibank NA 4.914% 5/29/2030	900,000	911,105
Manufacturers & Traders Trust Co 4.548% 4/18/2030 (c)	250,000	248,319
Morgan Stanley Bank NA 4.788% 5/10/2030 (c)	250,000	250,247
Truist Bank 4.136% 10/23/2029 (c)	300,000	296,493

TOTAL UNITED STATES		2,437,625
TOTAL BANK NOTES (Cost $2,474,163)		2,437,625

Commercial Mortgage Securities - 1.5%
	Principal Amount (a)	Value ($)
UNITED STATES - 1.5%
BANK Series 2017-BNK4 Class ASB, 3.419% 5/15/2050	12,033	12,002
BANK Series 2020-BN28 Class A4, 1.844% 3/15/2063	360,000	318,638
BANK Series 2022-BNK39 Class A4, 2.928% 2/15/2055	100,000	90,374
BANK Series 2025-BNK51 Class A5, 5.29% 12/25/2067	480,000	487,235
BANK5 Series 2025-5YR18 Class A3, 5.145% 12/15/2058	190,000	191,863
BANK5 Series 2025-5YR19 Class A3, 5.27% 12/15/2058	159,000	161,430
BANK5 Series 2026-5YR20 Class A2, 4.619% 2/15/2059	280,000	277,117
BANK5 Series 2026-5YR22 Class A3, 5.713% 6/15/2059	100,000	103,205
BANK5 Series 2026-5YR23 Class A3, 5.61% 7/15/2031	350,000	360,500
BBCMS Mortgage Trust Series 2021-C12 Class A5, 2.689% 11/15/2054	220,000	195,167
BBCMS Mortgage Trust Series 2024-C26 Class A5, 5.829% 5/15/2057	281,000	294,664
BBCMS Mortgage Trust Series 2025-C39 Class A5, 5.2969% 12/15/2058	280,000	284,597
Benchmark Mortgage Trust Series 2019-B12 Class A5, 3.1156% 8/15/2052	36,000	34,254
Benchmark Mortgage Trust Series 2019-B9 Class A5, 4.0156% 3/15/2052	130,000	126,833
Benchmark Mortgage Trust Series 2020-B19 Class A5, 1.85% 9/15/2053	410,000	365,185
Benchmark Mortgage Trust Series 2021-B24 Class A5, 2.5843% 3/15/2054	500,000	448,718
Benchmark Mortgage Trust Series 2026-V20 Class A2, 4.697% 2/15/2059	300,000	297,731
BMO Mortgage Trust Series 2022-C1 Class A5, 3.374% 2/15/2055	100,000	92,099
BMO Mortgage Trust Series 2023-C6 Class A5, 5.9562% 9/15/2056	50,000	52,168
BMO Mortgage Trust Series 2024-C9 Class A5, 5.7592% 7/15/2057	979,000	1,022,794
BMO Mortgage Trust Series 2025-5C13 Class A3, 5.227% 12/15/2058	210,000	212,410
BMO Mortgage Trust Series 2026-5C15 Class A3, 5.6835% 6/15/2059	120,000	123,610
BMO Mortgage Trust Series 2026-C14 Class A5, 5.3172% 2/15/2059	300,000	304,650
Citigroup Commercial Mortgage Trust Series 2018-B2 Class A4, 4.009% 3/10/2051	1,000,000	988,002
Computershare Corporate Trust Series 2018-C48 Class A5, 4.302% 1/15/2052	123,000	121,430
CSAIL Commercial Mortgage Trust Series 2019-C17 Class A4, 2.7628% 9/15/2052	200,000	188,980
CSAIL Commercial Mortgage Trust Series 2019-C17 Class A5, 3.0161% 9/15/2052	200,000	188,616
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-K057 Class A2, 2.57% 7/25/2026	33,231	33,143
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K068 Class A2, 3.244% 8/25/2027	130,000	128,411
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K079 Class A2, 3.926% 6/25/2028	20,000	19,798
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K080 Class A2, 3.926% 7/25/2028	80,000	79,146
Freddie Mac Multifamily Structured pass-thru certificates Series 2019-1510 Class A2, 3.718% 1/25/2031	124,000	119,912
Freddie Mac Multifamily Structured pass-thru certificates Series 2019-K094 Class A2, 2.903% 6/25/2029	300,000	287,415
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-K104 Class A2, 2.253% 1/25/2030	680,000	633,073
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-K116 Class A2, 1.378% 7/25/2030	770,000	684,305
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-K117 Class A2, 1.406% 8/25/2030	590,000	523,613
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-K118 Class A2, 1.493% 9/25/2030	590,000	524,414
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-K121 Class A2, 1.547% 10/25/2030	890,000	789,782
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-K123 Class A2, 1.621% 12/25/2030	700,000	621,795
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-K125 Class A2, 1.846% 1/25/2031	100,000	89,433
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-K126 Class A2, 2.074% 1/25/2031	200,000	180,831
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-K128 Class A2, 2.02% 3/25/2031	200,000	180,084
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-K140 Class A2, 2.25% 1/25/2032	800,000	712,250
Freddie Mac Multifamily Structured pass-thru certificates Series 2023-156 Class A2, 4.43% 2/25/2033	125,000	123,981
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-163 Class A2, 5% 3/25/2034 (c)	420,000	430,003
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-165 Class A2, 4.489% 9/25/2034	380,000	376,461
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-175 Class A2, 4.42% 10/25/2035	60,000	58,905
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K547 Class A2, 4.421% 5/25/2030	130,000	129,675
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K548 Class A2, 4.32% 9/25/2030 (c)	560,000	556,744
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K549 Class A2, 4.34% 9/25/2030 (c)	770,000	765,538
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K761 Class A2, 4.4% 6/25/2032	210,000	208,498
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-177 Class A2, 4.3% 1/25/2036 (c)	140,000	136,074
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-180 Class A2, 4.35% 4/25/2035 (c)	240,000	233,545
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K553 Class A2, 4.07% 12/25/2030	80,000	78,672
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K764 Class A2, 4.12% 12/25/2032	300,000	292,572
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K765 Class A2, 4.17% 2/25/2033	300,000	293,043
GS Mortgage Securities Trust Series 2020-GC45 Class A5, 2.9106% 2/13/2053	260,000	243,764
JPMBB Commercial Mortgage Securities Trust Series 2014-C24 Class A5, 3.6385% 11/15/2047	8,802	8,584
JPMDB Commercial Mortgage Securities Trust Series 2020-COR7 Class A5, 2.1798% 5/13/2053	500,000	435,400
Morgan Stanley Capital I Trust Series 2020-L4 Class A3, 2.698% 2/15/2053	100,000	92,581
Morgan Stanley Capital I Trust Series 2021-L6 Class A4, 2.444% 6/15/2054 (c)	100,000	89,255
MSWF Commercial Mortgage Trust Series 2023-2 Class A5, 6.014% 12/15/2056	70,000	73,996
UBS Commercial Mortgage Trust Series 2019-C16 Class A4, 3.6048% 4/15/2052	350,000	335,657
Wells Fargo Commercial Mortgage Trust Series 2019-C52 Class A5, 2.892% 8/15/2052	200,000	188,412
Wells Fargo Commercial Mortgage Trust Series 2019-C54 Class A4, 3.146% 12/15/2052	538,000	508,178
Wells Fargo Commercial Mortgage Trust Series 2020-C55 Class A5, 2.725% 2/15/2053	90,000	83,787
TOTAL UNITED STATES		18,695,002
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $19,905,708)		18,695,002

Foreign Government and Government Agency Obligations - 1.7%
	Principal Amount (a)	Value ($)
CANADA - 0.3%
Province of Alberta 1.3% 7/22/2030	130,000	115,603
Province of Alberta 3.3% 3/15/2028	75,000	73,838
Province of British Columbia 4.2% 7/6/2033	140,000	137,353
Province of British Columbia 4.8% 6/11/2035	270,000	272,813
Province of British Columbia 4.9% 4/24/2029	200,000	203,232
Province of Ontario 1.05% 5/21/2027	1,413,000	1,375,123
Province of Ontario 1.125% 10/7/2030	175,000	153,472
Province of Ontario 2.125% 1/21/2032	200,000	177,222
Province of Ontario 4.45% 11/20/2035	110,000	108,196
Province of Ontario 4.7% 1/15/2030	150,000	151,933
Province of Quebec 1.9% 4/21/2031	220,000	197,046
Province of Quebec 2.75% 4/12/2027	95,000	93,948
Province of Quebec 3.625% 4/13/2028	250,000	247,399
Province of Quebec 4.25% 9/5/2034	50,000	48,762
Province of Quebec 4.625% 8/28/2035	120,000	119,576
TOTAL CANADA		3,475,516
CHILE - 0.1%
Chilean Republic 2.45% 1/31/2031	220,000	199,681
Chilean Republic 3.24% 2/6/2028	200,000	196,187
Chilean Republic 3.86% 6/21/2047	325,000	256,864
Chilean Republic 4.95% 1/5/2036	270,000	267,071
Chilean Republic 5.65% 1/13/2037	200,000	207,950
TOTAL CHILE		1,127,753
INDONESIA - 0.1%
Indonesia Government 2.85% 2/14/2030	200,000	186,500
Indonesia Government 3.5% 2/14/2050	500,000	352,000
Indonesia Government 3.85% 10/15/2030	348,000	334,515
Indonesia Government 4.1% 4/24/2028	200,000	198,796
Indonesia Government 4.35% 2/21/2031	200,000	195,900
Indonesia Government 4.9% 4/16/2036	220,000	211,750
Indonesia Government 5.25% 1/15/2030	300,000	303,786
TOTAL INDONESIA		1,783,247
ISRAEL - 0.1%
Israel Government 2.75% 7/3/2030	210,000	192,730
Israel Government 3.25% 1/17/2028	200,000	196,047
Israel Government 3.375% 1/15/2050	225,000	149,638
Israel Government 5% 1/13/2036	200,000	195,026
Israel Government 5.375% 2/19/2030	580,000	587,108
Israel Government 5.5% 3/12/2034	200,000	202,817
Israel Government 5.625% 2/19/2035	260,000	265,487
TOTAL ISRAEL		1,788,853
ITALY - 0.0%
Italian Republic 2.875% 10/17/2029	350,000	333,531
Italian Republic 4% 10/17/2049	200,000	153,598
TOTAL ITALY		487,129
JAPAN - 0.0%
Japan International Cooperation Agency 1.75% 4/28/2031	200,000	177,429
KOREA (SOUTH) - 0.0%
Korean Republic 1% 9/16/2030	230,000	201,115
Korean Republic 3.625% 10/29/2030	200,000	194,894
Korean Republic 4.5% 7/3/2029	200,000	201,085
TOTAL KOREA (SOUTH)		597,094
MEXICO - 0.5%
United Mexican States 3.25% 4/16/2030	1,471,000	1,375,679
United Mexican States 3.5% 2/12/2034	619,000	527,673
United Mexican States 4.5% 1/31/2050	480,000	356,174
United Mexican States 4.75% 3/22/2031	400,000	390,400
United Mexican States 4.75% 3/8/2044	120,000	96,542
United Mexican States 4.75% 4/27/2032	387,000	372,306
United Mexican States 5.625% 2/9/2034	200,000	196,840
United Mexican States 5.85% 7/2/2032	550,000	556,452
United Mexican States 6% 5/13/2030	200,000	205,420
United Mexican States 6.05% 1/11/2040	170,000	165,198
United Mexican States 6.125% 2/9/2038	300,000	294,135
United Mexican States 6.625% 1/29/2038	463,000	474,418
United Mexican States 6.75% 2/9/2056	400,000	392,800
TOTAL MEXICO		5,404,037
PANAMA - 0.1%
Panamanian Republic 3.16% 1/23/2030	800,000	752,495
Panamanian Republic 4.5% 4/16/2050	250,000	200,484
Panamanian Republic 5.662% 2/23/2038	200,000	199,535
Panamanian Republic 6.7% 1/26/2036	100,000	107,831
Panamanian Republic 7.875% 3/1/2057	200,000	241,962
TOTAL PANAMA		1,502,307
PERU - 0.1%
Peruvian Republic 1.862% 12/1/2032	340,000	281,775
Peruvian Republic 2.78% 12/1/2060	100,000	54,739
Peruvian Republic 3.55% 3/10/2051	170,000	119,683
Peruvian Republic 5.5% 3/30/2036	448,000	452,991
Peruvian Republic 5.875% 8/8/2054	70,000	69,647
Peruvian Republic 6.2% 6/30/2055	90,000	92,899
TOTAL PERU		1,071,734
PHILIPPINES - 0.2%
Philippine Republic 2.65% 12/10/2045	600,000	383,250
Philippine Republic 3% 2/1/2028	200,000	195,998
Philippine Republic 4.625% 12/31/2031	200,000	198,910
Philippine Republic 4.75% 3/5/2035	200,000	193,670
Philippine Republic 5% 1/27/2036	200,000	196,376
Philippine Republic 5% 7/17/2033	200,000	199,250
Philippine Republic 5.17% 10/13/2027	200,000	201,892
Philippine Republic 5.5% 2/4/2035	200,000	204,266
Philippine Republic 6.375% 10/23/2034	100,000	107,753
Philippine Republic 7.75% 1/14/2031	300,000	336,597
Philippine Republic 9.5% 2/2/2030	110,000	127,600
TOTAL PHILIPPINES		2,345,562
POLAND - 0.1%
Republic of Poland 4.625% 3/18/2029	230,000	231,684
Republic of Poland 4.625% 4/14/2031	130,000	130,182
Republic of Poland 4.875% 2/12/2030	150,000	151,943
Republic of Poland 5.125% 9/18/2034	150,000	150,951
Republic of Poland 5.375% 2/12/2035	150,000	153,252
Republic of Poland 5.375% 4/14/2036	100,000	101,346
Republic of Poland 5.5% 3/18/2054	130,000	123,704
Republic of Poland 5.5% 4/4/2053	100,000	94,557
Republic of Poland 6.125% 4/14/2056	70,000	71,333
TOTAL POLAND		1,208,952
URUGUAY - 0.1%
Uruguay Republic 5.442% 2/14/2037	80,000	82,176
Uruguay Republic 7.625% 3/21/2036	678,000	799,565
TOTAL URUGUAY		881,741
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $23,277,326)		21,851,354

Municipal Securities - 0.3%
	Principal Amount (a)	Value ($)
California - 0.1%
Education - 0.0%
California St Univ Rev 2.719% 11/1/2052	195,000	128,736
General Obligations - 0.1%
Golden State Tobacco Securitization Corp. Tobacco Settlement (State of California Proj.) Series 2021 B, 2.746% 6/1/2034	80,000	70,850
Golden State Tobacco Securitization Corp. Tobacco Settlement (State of California Proj.) Series 2021 B, 3.293% 6/1/2042	40,000	31,386
State of California 7.55% 4/1/2039	145,000	172,102
State of California 7.6% 11/1/2040	350,000	419,066
TOTAL GENERAL OBLIGATIONS		693,404
Health Care - 0.0%
Univ CA Regts Med Ctr Pooled Rev (Univ CA Regts Med Ctr Pooled Rev Proj.) Series 2020 N, 3.256% 5/15/2060	150,000	93,989
Univ CA Regts Med Ctr Pooled Rev Series 2020 N, 3.006% 5/15/2050	175,000	114,785
TOTAL HEALTH CARE		208,774
Transportation - 0.0%
Bay Area Toll Auth CA Bridge Rev 6.263% 4/1/2049	75,000	78,172
Bay Area Toll Auth CA Bridge Rev 7.043% 4/1/2050	56,131	63,741
TOTAL TRANSPORTATION		141,913
TOTAL CALIFORNIA		1,172,827
Hawaii - 0.0%
General Obligations - 0.0%
Hawaii St Gen. Oblig. 4.212% 4/1/2031	150,000	148,431
Idaho - 0.0%
Electric Utilities - 0.0%
Idaho Energy Res Auth Transmission Facs Rev (Bonneville Power Administration Proj.) Series 2021, 2.861% 9/1/2046	45,000	31,549
Illinois - 0.1%
General Obligations - 0.1%
Chicago IL Gen. Oblig. Series 2026A, 5.879% 1/1/2031	70,000	70,566
Illinois St Gen. Oblig. 5.1% 6/1/2033	398,693	402,775
TOTAL GENERAL OBLIGATIONS		473,341
Transportation - 0.0%
Chicago IL O'Hare Intl Arpt Rev 6.395% 1/1/2040	250,000	270,981
TOTAL ILLINOIS		744,322
Michigan - 0.0%
Education - 0.0%
University MI Univ Revs 4.454% 4/1/2122	80,000	62,810
General Obligations - 0.0%
Michigan St Strategic Fd Ltd Oblig Rev (State of Michigan Proj.) Series 2021 A, 3.225% 9/1/2047	100,000	76,402
TOTAL MICHIGAN		139,212
New Jersey - 0.0%
Transportation - 0.0%
New Jersey Turnpike Authority 7.414% 1/1/2040	160,000	186,726
New Jersey,New York - 0.0%
Transportation - 0.0%
Port Auth NY & NJ Series 225, 3.175% 7/15/2060	400,000	261,548
New York - 0.1%
General Obligations - 0.1%
City of New York NY 6.271% 12/1/2037	100,000	105,823
City of New York NY Gen. Oblig. Series FISCAL 2026 SUB H 1, 5.65% 2/1/2046	100,000	100,312
City of New York NY Gen. Oblig. Series FISCAL 2026 SUB H 1, 5.796% 2/1/2052	120,000	121,243
TOTAL GENERAL OBLIGATIONS		327,378
Special Tax - 0.0%
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) 2.202% 3/15/2034	200,000	169,678
Transportation - 0.0%
Metropolitan Transn Auth NY Rv 6.668% 11/15/2039	60,000	64,770
Water & Sewer - 0.0%
New York NY Cty Muni Wtr Fin Auth 6.011% 6/15/2042	100,000	100,800
TOTAL NEW YORK		662,626
Ohio - 0.0%
Electric Utilities - 0.0%
American Mun Pwr Rev 7.834% 2/15/2041	55,000	64,965
Texas - 0.0%
Electric Utilities - 0.0%
San Antonio TX Elec & Gas Rev Series 2025A, 5.469% 2/1/2045	25,000	25,134
Special Tax - 0.0%
Dallas TX Rapid Transit Sales Tax Rev Series 2021 A, 2.613% 12/1/2048	200,000	135,806
Transportation - 0.0%
Dallas Fort Worth International Airport 4.507% 11/1/2051	65,000	56,781
Dallas Fort Worth International Airport Series 2019A, 3.144% 11/1/2045	20,000	15,425
Dallas Fort Worth International Airport Series 2021 C, 2.843% 11/1/2046	150,000	109,018
TOTAL TRANSPORTATION		181,224
TOTAL TEXAS		342,164
Virginia - 0.0%
Education - 0.0%
University VA Univ Revs (University VA Univ Revs Proj.) 2.584% 11/1/2051	140,000	84,933
TOTAL MUNICIPAL SECURITIES (Cost $4,802,547)		3,839,303

Non-Convertible Corporate Bonds - 28.1%
	Principal Amount (a)	Value ($)
AUSTRALIA - 0.2%
Financials - 0.1%
Banks - 0.1%
National Australia Bank Ltd/New York 3.85% 12/13/2028	400,000	394,972
Westpac Banking Corp 2.15% 6/3/2031	60,000	53,630
Westpac Banking Corp 3.02% 11/18/2036 (c)	140,000	124,996
Westpac Banking Corp 3.133% 11/18/2041	60,000	44,432
Westpac Banking Corp 4.11% 7/24/2034 (c)	320,000	312,075
Westpac Banking Corp 4.354% 7/1/2030	253,000	252,193
TOTAL FINANCIALS		1,182,298
Materials - 0.1%
Metals & Mining - 0.1%
BHP Billiton Finance USA Ltd 5% 2/15/2036	130,000	129,809
BHP Billiton Finance USA Ltd 5% 9/30/2043	176,000	165,868
BHP Billiton Finance USA Ltd 5.25% 9/8/2033	90,000	91,847
BHP Billiton Finance USA Ltd 5.3% 2/21/2035	60,000	61,140
BHP Billiton Finance USA Ltd 5.75% 9/5/2055	40,000	40,596
Rio Tinto Finance USA Ltd 2.75% 11/2/2051	120,000	74,164
Rio Tinto Finance USA Ltd 5.2% 11/2/2040	120,000	117,960
Rio Tinto Finance USA PLC 4.875% 3/14/2030	170,000	171,606
Rio Tinto Finance USA PLC 5.25% 3/14/2035	180,000	182,776
Rio Tinto Finance USA PLC 5.75% 3/14/2055	105,000	106,223
TOTAL MATERIALS		1,141,989
TOTAL AUSTRALIA		2,324,287
BELGIUM - 0.1%
Consumer Staples - 0.1%
Beverages - 0.1%
Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide Inc 4.7% 2/1/2036	40,000	38,932
Anheuser-Busch InBev Worldwide Inc 4.5% 6/1/2050	100,000	89,962
Anheuser-Busch InBev Worldwide Inc 4.6% 4/15/2048	78,000	68,314
Anheuser-Busch InBev Worldwide Inc 4.75% 4/15/2058	140,000	121,419
Anheuser-Busch InBev Worldwide Inc 4.95% 1/15/2042	461,000	434,821
Anheuser-Busch InBev Worldwide Inc 5% 6/15/2034	250,000	252,520
Anheuser-Busch InBev Worldwide Inc 5.45% 1/23/2039	270,000	274,576
Anheuser-Busch InBev Worldwide Inc 5.55% 1/23/2049	130,000	127,708
Anheuser-Busch InBev Worldwide Inc 5.8% 1/23/2059	190,000	193,460

TOTAL BELGIUM		1,601,712
BRAZIL - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
Vale Overseas Ltd 3.75% 7/8/2030	300,000	285,900
Vale Overseas Ltd 6.4% 6/28/2054	120,000	122,280
		408,180
Paper & Forest Products - 0.0%
Suzano Austria GmbH 2.5% 9/15/2028	298,000	282,634
TOTAL BRAZIL		690,814
CANADA - 0.9%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.0%
Bell Canada 5.1% 5/11/2033	100,000	99,957
Bell Canada 5.45% 11/15/2036	50,000	49,493
Bell Canada 5.55% 2/15/2054	130,000	122,464
TELUS Corp 3.4% 5/13/2032	130,000	118,334
		390,248
Wireless Telecommunication Services - 0.1%
Rogers Communications Inc 3.8% 3/15/2032	130,000	121,223
Rogers Communications Inc 4.55% 3/15/2052	160,000	127,081
Rogers Communications Inc 7.5% 8/15/2038	160,000	181,004
		429,308
TOTAL COMMUNICATION SERVICES		819,556
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Canadian Natural Resources Ltd 3.85% 6/1/2027	558,000	554,991
Canadian Natural Resources Ltd 4.95% 6/1/2047	19,000	16,833
Canadian Natural Resources Ltd 5% 12/15/2029	300,000	303,003
Canadian Natural Resources Ltd 5.4% 12/15/2034	100,000	101,066
Cenovus Energy Inc 5.4% 3/20/2036	60,000	59,439
Cenovus Energy Inc 5.4% 6/15/2047	74,000	68,399
Enbridge Inc 2.5% 8/1/2033	100,000	85,280
Enbridge Inc 4.2% 11/20/2028	100,000	99,105
Enbridge Inc 4.5% 2/15/2031	60,000	59,121
Enbridge Inc 5.45% 3/27/2036	50,000	50,536
Enbridge Inc 5.5% 12/1/2046	60,000	57,499
Enbridge Inc 5.625% 4/5/2034	140,000	144,135
Enbridge Inc 5.7% 3/8/2033	220,000	227,163
Enbridge Inc 5.95% 4/5/2054	90,000	90,232
Enbridge Inc 7.2% 6/27/2054 (c)	90,000	95,653
Enbridge Inc 8.5% 1/15/2084 (c)	40,000	45,728
South Bow USA Infrastructure Holdings LLC 5.026% 10/1/2029	40,000	40,137
South Bow USA Infrastructure Holdings LLC 5.584% 10/1/2034	40,000	39,850
South Bow USA Infrastructure Holdings LLC 6.176% 10/1/2054	40,000	38,257
Suncor Energy Inc 4% 11/15/2047	179,000	137,271
TransCanada PipeLines Ltd 4.1% 4/15/2030	190,000	185,692
TransCanada PipeLines Ltd 4.625% 3/1/2034	20,000	19,333
TransCanada PipeLines Ltd 7% 6/1/2065 (c)	20,000	20,700
TransCanada PipeLines Ltd 7.625% 1/15/2039	231,000	271,561
TOTAL ENERGY		2,810,984
Financials - 0.5%
Banks - 0.5%
Bank of Montreal 3.088% 1/10/2037 (c)	110,000	98,655
Bank of Montreal 4.338% 3/19/2030 (c)	50,000	49,542
Bank of Montreal 4.35% 9/22/2031 (c)	90,000	88,564
Bank of Montreal 4.547% 6/2/2029 (c)	280,000	279,418
Bank of Montreal 5.266% 12/11/2026	300,000	301,413
Bank of Montreal 5.298% 6/2/2037 (c)	30,000	30,037
Bank of Montreal 5.717% 9/25/2028	70,000	71,666
Bank of Nova Scotia/The 1.95% 2/2/2027	100,000	98,733
Bank of Nova Scotia/The 4.247% 2/2/2030 (c)	80,000	79,014
Bank of Nova Scotia/The 4.338% 9/15/2031 (c)	220,000	215,643
Bank of Nova Scotia/The 4.578% 6/5/2029 (c)	100,000	99,701
Bank of Nova Scotia/The 4.588% 5/4/2037 (c)	50,000	48,291
Bank of Nova Scotia/The 4.813% 2/2/2034 (c)	70,000	68,923
Bank of Nova Scotia/The 4.85% 2/1/2030	120,000	120,787
Bank of Nova Scotia/The 5.25% 6/12/2028	160,000	162,451
Canadian Imperial Bank of Commerce 3.45% 4/7/2027	340,000	337,875
Canadian Imperial Bank of Commerce 3.6% 4/7/2032	54,000	50,688
Canadian Imperial Bank of Commerce 5.051% 6/16/2032 (c)	100,000	100,414
Canadian Imperial Bank of Commerce 6.092% 10/3/2033	119,000	126,493
Royal Bank of Canada 3.625% 5/4/2027	190,000	188,970
Royal Bank of Canada 3.995% 11/3/2028 (c)	200,000	198,693
Royal Bank of Canada 4.305% 11/3/2031 (c)	30,000	29,411
Royal Bank of Canada 4.612% 5/3/2032 (c)	100,000	98,857
Royal Bank of Canada 4.65% 10/18/2030 (c)	50,000	49,887
Royal Bank of Canada 4.696% 8/6/2031 (c)	60,000	59,720
Royal Bank of Canada 4.715% 3/27/2028 (c)	190,000	190,487
Royal Bank of Canada 5% 5/2/2033	130,000	131,025
Royal Bank of Canada 5.15% 2/1/2034	180,000	183,471
Royal Bank of Canada 5.153% 2/4/2031 (c)	110,000	111,330
Royal Bank of Canada 6% 11/1/2027	100,000	102,134
Toronto Dominion Bank 1.95% 1/12/2027	100,000	98,839
Toronto Dominion Bank 2.45% 1/12/2032	90,000	79,915
Toronto Dominion Bank 4.361% 4/23/2029	100,000	99,465
Toronto Dominion Bank 4.411% 1/13/2031	150,000	148,345
Toronto Dominion Bank 4.456% 6/8/2032	200,000	196,596
Toronto Dominion Bank 4.808% 6/3/2030	40,000	40,187
Toronto Dominion Bank 4.866% 4/22/2033	150,000	148,893
Toronto Dominion Bank 4.928% 10/15/2035	70,000	68,767
Toronto Dominion Bank 5.156% 1/10/2028	360,000	363,690
		5,016,990
Capital Markets - 0.0%
Brookfield Finance Inc 2.724% 4/15/2031	312,000	283,649
Brookfield Finance Inc 4.85% 3/29/2029	80,000	80,112
Brookfield Finance Inc 5.33% 1/15/2036	30,000	29,510
Brookfield Finance Inc 5.813% 3/3/2055	100,000	96,994
Brookfield Finance Inc 5.968% 3/4/2054	50,000	49,374
Brookfield Finance Inc 6.35% 1/5/2034	30,000	31,794
		571,433
Insurance - 0.0%
Fairfax Financial Holdings Ltd 5.625% 8/16/2032	90,000	92,273
Fairfax Financial Holdings Ltd 5.75% 5/20/2035	140,000	143,311
Fairfax Financial Holdings Ltd 6.1% 3/15/2055	70,000	69,096
Manulife Financial Corp 4.986% 12/11/2035	60,000	59,065
Manulife Financial Corp 5.375% 3/4/2046	40,000	38,839
		402,584
TOTAL FINANCIALS		5,991,007
Industrials - 0.1%
Ground Transportation - 0.1%
Canadian National Railway Co 2.45% 5/1/2050	210,000	124,227
Canadian National Railway Co 4.2% 3/12/2031	200,000	195,952
Canadian Pacific Railway Co 1.75% 12/2/2026	140,000	138,597
Canadian Pacific Railway Co 2.45% 12/2/2031	140,000	124,517
Canadian Pacific Railway Co 3.1% 12/2/2051	140,000	91,419
Canadian Pacific Railway Co 4% 3/15/2029	550,000	541,866
Canadian Pacific Railway Co 4.2% 11/15/2069	70,000	52,416
Canadian Pacific Railway Co 5.5% 3/15/2056	40,000	38,604
Canadian Pacific Railway Co 6.125% 9/15/2115	20,000	20,777
		1,328,375
Professional Services - 0.0%
TR Finance LLC 5.85% 4/15/2040	40,000	39,734
TOTAL INDUSTRIALS		1,368,109
Materials - 0.0%
Chemicals - 0.0%
Nutrien Ltd 4.125% 3/15/2035	90,000	82,747
Nutrien Ltd 4.2% 4/1/2029	13,000	12,874
Nutrien Ltd 4.9% 3/27/2028	160,000	160,682
Nutrien Ltd 5% 4/1/2049	103,000	91,600
		347,903
Metals & Mining - 0.0%
Barrick Mining Corp 5.25% 4/1/2042	163,000	157,734
TOTAL MATERIALS		505,637
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Emera US Finance LP 2.639% 6/15/2031	120,000	107,803
TOTAL CANADA		11,603,096
CHINA - 0.0%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Alibaba Group Holding Ltd 2.125% 2/9/2031	240,000	216,622
Alibaba Group Holding Ltd 3.15% 2/9/2051	245,000	164,142
Alibaba Group Holding Ltd 4.875% 5/26/2030	200,000	202,776

TOTAL CHINA		583,540
FRANCE - 0.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Orange SA 9% 3/1/2031 (c)	180,000	210,219
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
TotalEnergies Capital International SA 2.829% 1/10/2030	200,000	188,823
TotalEnergies Capital International SA 3.127% 5/29/2050	220,000	146,114
TotalEnergies Capital SA 5.15% 4/5/2034	60,000	60,852
TotalEnergies Capital SA 5.488% 4/5/2054	200,000	193,242
TotalEnergies Capital SA 5.638% 4/5/2064	30,000	29,045
TOTAL ENERGY		618,076
TOTAL FRANCE		828,295
GERMANY - 0.2%
Financials - 0.2%
Capital Markets - 0.1%
Deutsche Bank AG/New York NY 2.311% 11/16/2027 (c)	150,000	148,747
Deutsche Bank AG/New York NY 3.547% 9/18/2031 (c)	170,000	160,470
Deutsche Bank AG/New York NY 3.729% 1/14/2032 (c)	200,000	187,173
Deutsche Bank AG/New York NY 4.725% 2/6/2032 (c)(d)	150,000	147,834
Deutsche Bank AG/New York NY 4.95% 8/4/2031 (c)	150,000	149,473
Deutsche Bank AG/New York NY 4.999% 9/11/2030 (c)	170,000	170,654
Deutsche Bank AG/New York NY 5.373% 1/10/2029 (c)	150,000	151,465
		1,115,816
Financial Services - 0.1%
KfW 0% 4/18/2036 (h)	200,000	129,297
KfW 2.875% 4/3/2028	14,000	13,698
KfW 3.875% 5/15/2028	1,000,000	995,078
KfW 4.75% 10/29/2030	170,000	173,728
Landwirtschaftliche Rentenbank 3.625% 10/8/2030	260,000	254,154
		1,565,955
TOTAL GERMANY		2,681,771
HONG KONG - 0.0%
Financials - 0.0%
Insurance - 0.0%
Prudential Funding Asia PLC 3.125% 4/14/2030	60,000	56,791
IRELAND - 0.1%
Financials - 0.1%
Consumer Finance - 0.1%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 2.45% 10/29/2026	250,000	248,473
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.85% 10/29/2041	150,000	120,787
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.375% 11/15/2030	200,000	196,089
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.625% 10/15/2027	220,000	220,091
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.625% 9/10/2029	200,000	199,068
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.75% 1/15/2033	150,000	146,487
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 5.3% 1/19/2034	150,000	150,093
TOTAL FINANCIALS		1,281,088
Materials - 0.0%
Containers & Packaging - 0.0%
Smurfit Kappa Treasury ULC 5.2% 1/15/2030	400,000	405,947
TOTAL IRELAND		1,687,035
JAPAN - 0.7%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Toyota Motor Corp 4.186% 6/30/2027	270,000	269,903
Toyota Motor Corp 4.45% 6/30/2030	190,000	189,138
Toyota Motor Corp 5.053% 6/30/2035	50,000	50,439
TOTAL CONSUMER DISCRETIONARY		509,480
Financials - 0.6%
Banks - 0.5%
Japan Bank for International Cooperation 1.25% 1/21/2031	580,000	505,673
Japan Bank for International Cooperation 4.375% 1/23/2036	200,000	195,189
Japan Bank for International Cooperation 4.625% 7/2/2036	200,000	199,213
Mitsubishi UFJ Financial Group Inc 2.341% 1/19/2028 (c)	210,000	207,630
Mitsubishi UFJ Financial Group Inc 3.287% 7/25/2027	150,000	148,455
Mitsubishi UFJ Financial Group Inc 3.751% 7/18/2039	290,000	246,352
Mitsubishi UFJ Financial Group Inc 4.286% 7/26/2038	150,000	139,692
Mitsubishi UFJ Financial Group Inc 4.505% 1/14/2032 (c)	250,000	245,750
Mitsubishi UFJ Financial Group Inc 4.527% 9/12/2031 (c)	400,000	394,846
Mitsubishi UFJ Financial Group Inc 4.847% 4/21/2032 (c)	200,000	199,054
Mitsubishi UFJ Financial Group Inc 5.197% 1/16/2031 (c)	250,000	252,611
Mitsubishi UFJ Financial Group Inc 5.242% 4/19/2029 (c)	200,000	201,993
Mizuho Financial Group Inc 1.554% 7/9/2027 (c)	285,000	284,801
Mizuho Financial Group Inc 5.098% 5/13/2031 (c)	400,000	403,145
Mizuho Financial Group Inc 5.382% 7/10/2030 (c)	300,000	304,917
Mizuho Financial Group Inc 5.778% 7/6/2029 (c)	310,000	316,721
Sumitomo Mitsui Financial Group Inc 2.174% 1/14/2027	800,000	791,469
Sumitomo Mitsui Financial Group Inc 2.75% 1/15/2030	200,000	186,502
Sumitomo Mitsui Financial Group Inc 3.352% 10/18/2027	80,000	78,901
Sumitomo Mitsui Financial Group Inc 3.364% 7/12/2027	80,000	79,268
Sumitomo Mitsui Financial Group Inc 4.108% 1/15/2029	200,000	197,539
Sumitomo Mitsui Financial Group Inc 5.046% 1/15/2037 (c)	525,000	515,503
Sumitomo Mitsui Financial Group Inc 5.24% 4/15/2030	500,000	507,994
Sumitomo Mitsui Financial Group Inc 6.184% 7/13/2043	40,000	42,395
		6,645,613
Capital Markets - 0.1%
Nomura Holdings Inc 3.103% 1/16/2030	623,000	585,615
Nomura Holdings Inc 5.545% 7/14/2036	200,000	200,443
		786,058
TOTAL FINANCIALS		7,431,671
Health Care - 0.1%
Pharmaceuticals - 0.1%
Takeda Pharmaceutical Co Ltd 2.05% 3/31/2030	200,000	181,750
Takeda Pharmaceutical Co Ltd 3.025% 7/9/2040	272,000	206,360
Takeda Pharmaceutical Co Ltd 5.3% 7/5/2034	300,000	303,444
TOTAL HEALTH CARE		691,554
TOTAL JAPAN		8,632,705
KOREA (SOUTH) - 0.1%
Financials - 0.1%
Banks - 0.1%
Export-Import Bank of Korea 3.875% 1/13/2031	200,000	195,831
Export-Import Bank of Korea 4% 9/11/2029	300,000	297,001
Export-Import Bank of Korea 5.125% 9/18/2028	380,000	386,091
Korea Development Bank/The 1.625% 1/19/2031	200,000	177,525
Korea Development Bank/The 4% 1/28/2031	200,000	196,784

TOTAL KOREA (SOUTH)		1,253,232
LUXEMBOURG - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
ArcelorMittal SA 6% 6/17/2034	10,000	10,464
ArcelorMittal SA 6.35% 6/17/2054	40,000	41,835
ArcelorMittal SA 6.75% 3/1/2041 (c)	20,000	21,569
ArcelorMittal SA 6.8% 11/29/2032	80,000	87,773

TOTAL LUXEMBOURG		161,641
MEXICO - 0.1%
Communication Services - 0.1%
Wireless Telecommunication Services - 0.1%
America Movil SAB de CV 3.625% 4/22/2029	440,000	427,269
Materials - 0.0%
Metals & Mining - 0.0%
Southern Copper Corp 5.25% 11/8/2042	90,000	84,839
Southern Copper Corp 5.875% 4/23/2045	70,000	70,410
Southern Copper Corp 6.75% 4/16/2040	50,000	55,271
TOTAL MATERIALS		210,520
TOTAL MEXICO		637,789
MULTI-NATIONAL - 0.6%
Financials - 0.6%
Banks - 0.4%
African Development Bank 4.125% 1/22/2036	150,000	145,818
Asian Development Bank 0.75% 10/8/2030	100,000	86,616
Asian Development Bank 1.875% 1/24/2030	610,000	563,300
Asian Development Bank 4.25% 1/14/2036	280,000	275,796
Asian Development Bank 4.5% 8/25/2028	220,000	221,489
Asian Development Bank 5.82% 6/16/2028	110,000	112,997
Corp Andina de Fomento 4.125% 1/7/2028	59,000	58,806
Corp Andina de Fomento 5% 1/24/2029	170,000	172,532
European Investment Bank 0.75% 9/23/2030	250,000	216,860
European Investment Bank 0.875% 5/17/2030	18,000	15,868
European Investment Bank 1.75% 3/15/2029	1,350,000	1,266,985
European Investment Bank 3.75% 2/14/2033	100,000	96,774
European Investment Bank 3.75% 3/13/2031	280,000	274,529
European Investment Bank 3.75% 5/15/2029	190,000	187,628
European Investment Bank 4.875% 2/15/2036	110,000	113,477
Inter-American Development Bank 1.125% 1/13/2031	290,000	253,303
Inter-American Development Bank 2.25% 6/18/2029	1,029,000	973,909
Inter-American Development Bank 4.125% 1/23/2036	150,000	146,026
Inter-American Development Bank 4.375% 1/24/2044	39,000	36,221
		5,218,934
Capital Markets - 0.0%
Asian Infrastructure Investment Bank/The 3.875% 4/22/2031	30,000	29,587
Asian Infrastructure Investment Bank/The 4.25% 3/13/2034	110,000	109,098
		138,685
Financial Services - 0.2%
International Bank for Reconstruction & Development 0.75% 8/26/2030	160,000	139,110
International Bank for Reconstruction & Development 0.875% 5/14/2030	176,000	155,178
International Bank for Reconstruction & Development 1.25% 2/10/2031	110,000	96,438
International Bank for Reconstruction & Development 2.5% 11/22/2027	92,000	89,944
International Bank for Reconstruction & Development 3.625% 9/21/2029	260,000	255,509
International Bank for Reconstruction & Development 4% 7/25/2030	500,000	496,156
International Bank for Reconstruction & Development 4.75% 11/14/2033	290,000	296,912
International Bank for Reconstruction & Development 4.75% 2/15/2035	520,000	532,206
International Finance Corp 0.75% 8/27/2030	60,000	52,166
		2,113,619
TOTAL MULTI-NATIONAL		7,471,238
NETHERLANDS - 0.2%
Financials - 0.2%
Banks - 0.2%
Cooperatieve Rabobank UA/NY 3.743% 1/14/2028	500,000	495,597
Cooperatieve Rabobank UA/NY 4.16% 1/14/2031 (d)	750,000	737,233
Cooperatieve Rabobank UA/NY 5.041% 3/5/2027 (d)	300,000	301,598
ING Groep NV 2.727% 4/1/2032 (c)	200,000	181,752
ING Groep NV 5.066% 3/25/2031 (c)	650,000	655,201
TOTAL FINANCIALS		2,371,381
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
NXP BV / NXP Funding LLC / NXP USA Inc 2.65% 2/15/2032	270,000	239,115
NXP BV / NXP Funding LLC / NXP USA Inc 3.25% 11/30/2051	50,000	33,136
NXP BV / NXP Funding LLC / NXP USA Inc 5% 1/15/2033	90,000	89,699
NXP BV / NXP Funding LLC / NXP USA Inc 5.25% 8/19/2035	20,000	20,006
TOTAL INFORMATION TECHNOLOGY		381,956
TOTAL NETHERLANDS		2,753,337
NORWAY - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Equinor ASA 3.125% 4/6/2030	357,000	339,963
Equinor ASA 3.25% 11/18/2049	160,000	110,768
Equinor ASA 3.625% 9/10/2028	120,000	118,324
Equinor ASA 4.75% 11/14/2035	70,000	68,164

TOTAL NORWAY		637,219
SPAIN - 0.2%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telefonica Emisiones SA 4.103% 3/8/2027	150,000	149,401
Telefonica Emisiones SA 5.213% 3/8/2047	250,000	221,921
Telefonica Emisiones SA 7.045% 6/20/2036	60,000	66,331
TOTAL COMMUNICATION SERVICES		437,653
Financials - 0.2%
Banks - 0.2%
Banco Bilbao Vizcaya Argentaria SA 4.15% 3/3/2029	600,000	591,223
Banco Bilbao Vizcaya Argentaria SA 6.138% 9/14/2028 (c)	200,000	203,657
Banco Santander SA 2.749% 12/3/2030	200,000	181,392
Banco Santander SA 2.958% 3/25/2031	200,000	183,261
Banco Santander SA 5.127% 11/6/2035	200,000	196,088
Banco Santander SA 5.538% 3/14/2030 (c)	400,000	407,602
Banco Santander SA 5.565% 1/17/2030	200,000	205,012
Banco Santander SA 6.607% 11/7/2028	200,000	208,987
TOTAL FINANCIALS		2,177,222
TOTAL SPAIN		2,614,875
SWEDEN - 0.1%
Financials - 0.1%
Financial Services - 0.1%
Svensk Exportkredit AB 2.25% 3/22/2027	400,000	394,727
Svensk Exportkredit AB 3.625% 3/12/2029	400,000	393,901

TOTAL SWEDEN		788,628
SWITZERLAND - 0.1%
Financials - 0.1%
Capital Markets - 0.1%
UBS AG/Stamford CT 4.632% 2/16/2032 (c)	500,000	496,105
UBS AG/Stamford CT 4.864% 1/10/2028 (c)	380,000	381,015
		877,120
Financial Services - 0.0%
UBS Americas Inc 7.125% 7/15/2032	130,000	144,741
TOTAL FINANCIALS		1,021,861
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Tyco Electronics Group SA 4.625% 2/1/2030	120,000	119,966
Tyco Electronics Group SA 4.875% 2/9/2036	80,000	78,366
TOTAL INFORMATION TECHNOLOGY		198,332
TOTAL SWITZERLAND		1,220,193
UNITED KINGDOM - 1.0%
Communication Services - 0.1%
Media - 0.0%
RELX Capital Inc 3% 5/22/2030	10,000	9,393
RELX Capital Inc 4% 3/18/2029	130,000	127,870
RELX Capital Inc 5.25% 3/27/2035	40,000	40,317
		177,580
Wireless Telecommunication Services - 0.1%
Vodafone Group PLC 5.25% 5/30/2048	170,000	152,666
Vodafone Group PLC 5.35% 6/18/2036	100,000	99,157
Vodafone Group PLC 5.875% 6/28/2064	150,000	141,775
Vodafone Group PLC 6.15% 2/27/2037	139,000	146,927
		540,525
TOTAL COMMUNICATION SERVICES		718,105
Consumer Staples - 0.1%
Beverages - 0.0%
Diageo Capital PLC 2% 4/29/2030	200,000	181,681
Diageo Investment Corp 5.625% 4/15/2035 (d)	200,000	206,818
		388,499
Food Products - 0.0%
Unilever Capital Corp 1.375% 9/14/2030	135,000	119,225
Unilever Capital Corp 5.9% 11/15/2032	140,000	149,566
		268,791
Tobacco - 0.1%
BAT Capital Corp 2.259% 3/25/2028	100,000	96,214
BAT Capital Corp 3.557% 8/15/2027	130,000	128,728
BAT Capital Corp 4.39% 8/15/2037	621,000	567,911
BAT Capital Corp 4.54% 8/15/2047	213,000	175,590
BAT Capital Corp 4.625% 3/22/2033	200,000	195,637
BAT Capital Corp 6.343% 8/2/2030	40,000	42,284
		1,206,364
TOTAL CONSUMER STAPLES		1,863,654
Financials - 0.7%
Banks - 0.7%
Barclays PLC 2.279% 11/24/2027 (c)	400,000	396,513
Barclays PLC 2.894% 11/24/2032 (c)	730,000	654,508
Barclays PLC 5.088% 6/20/2030 (c)	726,000	728,006
Barclays PLC 5.102% 6/26/2032 (c)	200,000	199,810
Barclays PLC 5.207% 2/24/2037 (c)	200,000	194,772
Barclays PLC 5.367% 2/25/2031 (c)	200,000	202,811
Barclays PLC 5.501% 8/9/2028 (c)	220,000	221,952
Barclays PLC 5.785% 2/25/2036 (c)	200,000	203,755
HSBC Holdings PLC 2.848% 6/4/2031 (c)	380,000	352,029
HSBC Holdings PLC 2.871% 11/22/2032 (c)	200,000	179,546
HSBC Holdings PLC 4.619% 11/6/2031 (c)	200,000	197,159
HSBC Holdings PLC 4.711% 5/12/2030 (c)	400,000	398,300
HSBC Holdings PLC 5.13% 3/3/2031 (c)	300,000	301,798
HSBC Holdings PLC 5.24% 5/13/2031 (c)	200,000	202,189
HSBC Holdings PLC 5.279% 3/10/2037 (c)	200,000	197,674
HSBC Holdings PLC 5.402% 8/11/2033 (c)	250,000	253,220
HSBC Holdings PLC 5.597% 5/17/2028 (c)	290,000	292,513
HSBC Holdings PLC 6.1% 1/14/2042	190,000	202,848
HSBC Holdings PLC 6.254% 3/9/2034 (c)	210,000	222,400
HSBC Holdings PLC 6.8% 6/1/2038	449,000	490,988
HSBC Holdings PLC 7.39% 11/3/2028 (c)	220,000	227,798
HSBC Holdings PLC 8.113% 11/3/2033 (c)	200,000	229,713
Lloyds Banking Group PLC 4.241% 2/10/2030 (c)	330,000	325,794
Lloyds Banking Group PLC 4.425% 11/4/2031 (c)	250,000	245,471
Lloyds Banking Group PLC 5.087% 11/26/2028 (c)	200,000	201,372
Lloyds Banking Group PLC 5.721% 6/5/2030 (c)	500,000	513,258
Lloyds Banking Group PLC 6.068% 6/13/2036 (c)	200,000	206,087
NatWest Group PLC 3.073% 5/22/2028 (c)	290,000	286,307
NatWest Group PLC 5.583% 3/1/2028 (c)	300,000	302,167
NatWest Group PLC 5.808% 9/13/2029 (c)	260,000	265,707
Santander UK Group Holdings PLC 4.32% 9/22/2029 (c)	300,000	296,857
Santander UK Group Holdings PLC 6.534% 1/10/2029 (c)	200,000	205,282
TOTAL FINANCIALS		9,398,604
Health Care - 0.1%
Pharmaceuticals - 0.1%
Astrazeneca Finance LLC 2.25% 5/28/2031 (d)	440,000	395,212
Astrazeneca Finance LLC 4.875% 3/3/2033	110,000	110,796
Astrazeneca Finance LLC 5% 2/26/2034	300,000	302,987
Astrazeneca PLC 4.375% 11/16/2045	45,000	39,231
Astrazeneca PLC 4.375% 8/17/2048	50,000	43,086
TOTAL HEALTH CARE		891,312
Utilities - 0.0%
Multi-Utilities - 0.0%
National Grid PLC 5.809% 6/12/2033	70,000	72,888
TOTAL UNITED KINGDOM		12,944,563
UNITED STATES - 23.2%
Communication Services - 1.9%
Diversified Telecommunication Services - 0.9%
AT&T Inc 1.65% 2/1/2028	200,000	191,125
AT&T Inc 2.25% 2/1/2032	50,000	43,508
AT&T Inc 2.75% 6/1/2031	300,000	272,850
AT&T Inc 3.3% 2/1/2052	50,000	31,609
AT&T Inc 3.5% 6/1/2041	1,000,000	769,397
AT&T Inc 3.5% 9/15/2053	347,000	225,265
AT&T Inc 3.55% 9/15/2055	340,000	218,941
AT&T Inc 3.65% 6/1/2051	280,000	190,376
AT&T Inc 3.65% 9/15/2059	257,000	164,252
AT&T Inc 3.8% 2/15/2027	43,000	42,838
AT&T Inc 3.85% 6/1/2060	250,000	166,946
AT&T Inc 4.1% 2/15/2028	143,000	141,914
AT&T Inc 4.3% 2/15/2030	180,000	177,629
AT&T Inc 4.35% 3/1/2029	400,000	397,381
AT&T Inc 4.4% 4/30/2031 (d)	70,000	68,823
AT&T Inc 4.65% 6/1/2044	40,000	33,899
AT&T Inc 4.75% 4/30/2033	100,000	97,856
AT&T Inc 4.9% 11/1/2035 (d)	250,000	242,236
AT&T Inc 5.25% 10/30/2036	10,000	9,819
AT&T Inc 5.85% 4/30/2046	180,000	173,436
AT&T Inc 6% 4/30/2056	20,000	19,329
AT&T Inc 6.2% 10/30/2056	170,000	168,043
Comcast Corp 1.5% 2/15/2031 (d)	230,000	198,391
Comcast Corp 1.95% 1/15/2031 (d)	800,000	706,901
Comcast Corp 2.45% 8/15/2052	135,000	69,115
Comcast Corp 2.65% 2/1/2030	230,000	214,190
Comcast Corp 2.8% 1/15/2051	180,000	100,324
Comcast Corp 2.887% 11/1/2051	179,000	101,447
Comcast Corp 2.937% 11/1/2056	385,000	208,512
Comcast Corp 2.987% 11/1/2063	305,000	158,672
Comcast Corp 3.4% 4/1/2030	247,000	235,986
Comcast Corp 3.75% 4/1/2040	31,000	24,777
Comcast Corp 3.9% 3/1/2038	50,000	42,347
Comcast Corp 3.969% 11/1/2047	350,000	249,576
Comcast Corp 4.049% 11/1/2052	146,000	102,337
Comcast Corp 5.168% 1/15/2037 (e)	187,000	179,668
Comcast Corp 5.3% 5/15/2035 (d)	150,000	150,488
Comcast Corp 5.35% 5/15/2053	110,000	94,848
Comcast Corp 5.5% 5/15/2064	20,000	17,106
Space Exploration Technologies Corp 5.35% 7/15/2031 (e)	160,000	159,583
Space Exploration Technologies Corp 5.65% 7/15/2033 (e)	160,000	159,047
Space Exploration Technologies Corp 5.875% 7/15/2036 (e)	160,000	157,914
Space Exploration Technologies Corp 6.6% 7/15/2046 (e)	160,000	155,615
Space Exploration Technologies Corp 6.65% 7/15/2056 (e)	160,000	154,369
Sprint Capital Corp 8.75% 3/15/2032	120,000	141,356
Verizon Communications Inc 1.5% 9/18/2030	270,000	237,732
Verizon Communications Inc 2.355% 3/15/2032	9,000	7,864
Verizon Communications Inc 2.65% 11/20/2040	60,000	42,399
Verizon Communications Inc 2.987% 10/30/2056	227,000	133,666
Verizon Communications Inc 3% 11/20/2060	230,000	131,405
Verizon Communications Inc 3.55% 3/22/2051	500,000	347,290
Verizon Communications Inc 3.875% 2/8/2029	210,000	206,761
Verizon Communications Inc 4% 3/22/2050	114,000	86,807
Verizon Communications Inc 4.016% 12/3/2029	200,000	196,273
Verizon Communications Inc 4.125% 8/15/2046	54,000	42,674
Verizon Communications Inc 4.272% 1/15/2036	276,000	254,158
Verizon Communications Inc 4.75% 1/15/2033	70,000	68,912
Verizon Communications Inc 5% 1/15/2036	120,000	117,036
Verizon Communications Inc 5.012% 8/21/2054	38,000	32,928
Verizon Communications Inc 5.401% 7/2/2037	815,000	812,812
Verizon Communications Inc 5.75% 11/30/2045	140,000	136,083
Verizon Communications Inc 5.875% 11/30/2055	130,000	126,123
Verizon Communications Inc 6.05% 5/14/2058 (c)	70,000	70,647
Verizon Communications Inc 6.2% 5/14/2056 (c)	70,000	70,769
		10,752,380
Entertainment - 0.1%
Netflix Inc 4.9% 8/15/2034 (d)	230,000	229,438
Walt Disney Co/The 2% 9/1/2029	50,000	46,454
Walt Disney Co/The 2.65% 1/13/2031	1,270,000	1,172,827
Walt Disney Co/The 2.75% 9/1/2049	100,000	62,144
Walt Disney Co/The 3.5% 5/13/2040	30,000	24,611
Walt Disney Co/The 3.6% 1/13/2051	190,000	138,805
Walt Disney Co/The 3.8% 3/22/2030 (d)	110,000	107,519
Walt Disney Co/The 3.8% 5/13/2060	120,000	86,789
Walt Disney Co/The 4% 3/14/2031	100,000	97,709
Walt Disney Co/The 4.7% 3/23/2050	100,000	87,505
		2,053,801
Interactive Media & Services - 0.5%
Alphabet Inc 1.1% 8/15/2030	200,000	175,460
Alphabet Inc 1.9% 8/15/2040	264,000	175,437
Alphabet Inc 2.05% 8/15/2050	170,000	90,780
Alphabet Inc 3.7% 2/15/2029 (d)	200,000	196,753
Alphabet Inc 3.875% 11/15/2028 (d)	380,000	376,567
Alphabet Inc 4% 5/15/2030	30,000	29,561
Alphabet Inc 4.1% 11/15/2030	120,000	118,233
Alphabet Inc 4.1% 2/15/2031	250,000	245,645
Alphabet Inc 4.5% 5/15/2035	10,000	9,761
Alphabet Inc 4.7% 11/15/2035	30,000	29,392
Alphabet Inc 4.8% 2/15/2036	330,000	324,405
Alphabet Inc 5.25% 5/15/2055	10,000	9,351
Alphabet Inc 5.45% 11/15/2055	420,000	402,609
Alphabet Inc 5.65% 2/15/2056	300,000	296,014
Meta Platforms Inc 3.5% 8/15/2027	60,000	59,496
Meta Platforms Inc 3.85% 8/15/2032	60,000	56,776
Meta Platforms Inc 4.2% 11/15/2030 (d)	880,000	866,196
Meta Platforms Inc 4.3% 8/15/2029 (d)	370,000	369,179
Meta Platforms Inc 4.45% 8/15/2052	150,000	115,589
Meta Platforms Inc 4.55% 5/15/2031 (d)	400,000	397,848
Meta Platforms Inc 4.6% 11/15/2032	160,000	157,326
Meta Platforms Inc 4.6% 5/15/2028	70,000	70,351
Meta Platforms Inc 4.75% 8/15/2034	70,000	68,728
Meta Platforms Inc 4.875% 11/15/2035	170,000	165,438
Meta Platforms Inc 4.95% 5/15/2033	100,000	99,953
Meta Platforms Inc 5.25% 5/15/2036	350,000	347,530
Meta Platforms Inc 5.4% 8/15/2054 (d)	220,000	194,114
Meta Platforms Inc 5.5% 11/15/2045	160,000	148,468
Meta Platforms Inc 5.55% 8/15/2064	140,000	122,343
Meta Platforms Inc 5.6% 5/15/2053	60,000	54,568
Meta Platforms Inc 5.625% 11/15/2055	310,000	280,909
Meta Platforms Inc 5.75% 11/15/2065 (d)	160,000	143,733
Meta Platforms Inc 6.3% 5/15/2056	580,000	577,343
		6,775,856
Media - 0.2%
Charter Communications Operating LLC / Charter Communications Operating Capital 2.25% 1/15/2029	50,000	46,585
Charter Communications Operating LLC / Charter Communications Operating Capital 3.5% 6/1/2041	120,000	84,012
Charter Communications Operating LLC / Charter Communications Operating Capital 3.7% 4/1/2051	120,000	74,456
Charter Communications Operating LLC / Charter Communications Operating Capital 3.75% 2/15/2028	100,000	98,027
Charter Communications Operating LLC / Charter Communications Operating Capital 3.95% 6/30/2062	260,000	153,741
Charter Communications Operating LLC / Charter Communications Operating Capital 4.2% 3/15/2028	48,000	47,370
Charter Communications Operating LLC / Charter Communications Operating Capital 4.8% 3/1/2050	100,000	74,590
Charter Communications Operating LLC / Charter Communications Operating Capital 5.125% 7/1/2049	60,000	46,308
Charter Communications Operating LLC / Charter Communications Operating Capital 5.375% 4/1/2038	42,000	37,623
Charter Communications Operating LLC / Charter Communications Operating Capital 5.375% 5/1/2047	190,000	153,785
Charter Communications Operating LLC / Charter Communications Operating Capital 5.85% 12/1/2035	110,000	106,469
Charter Communications Operating LLC / Charter Communications Operating Capital 6.384% 10/23/2035	621,000	619,985
Charter Communications Operating LLC / Charter Communications Operating Capital 6.7% 12/1/2055 (d)	70,000	66,706
Fox Corp 4.709% 1/25/2029	34,000	33,974
Fox Corp 5.476% 1/25/2039	189,000	183,143
Fox Corp 5.576% 1/25/2049	23,000	21,312
Time Warner Cable LLC 5.5% 9/1/2041	351,000	300,328
TWDC Enterprises 18 Corp 2.95% 6/15/2027	98,000	96,795
TWDC Enterprises 18 Corp 3% 7/30/2046	100,000	68,537
		2,313,746
Wireless Telecommunication Services - 0.2%
T-Mobile USA Inc 2.55% 2/15/2031	100,000	90,736
T-Mobile USA Inc 3% 2/15/2041 (d)	529,000	390,399
T-Mobile USA Inc 3.6% 11/15/2060	210,000	135,927
T-Mobile USA Inc 3.75% 4/15/2027	80,000	79,588
T-Mobile USA Inc 3.875% 4/15/2030	80,000	77,518
T-Mobile USA Inc 4.375% 4/15/2040	74,000	65,270
T-Mobile USA Inc 4.5% 4/15/2050	80,000	64,573
T-Mobile USA Inc 4.8% 7/15/2028	125,000	125,491
T-Mobile USA Inc 5.05% 7/15/2033	125,000	124,787
T-Mobile USA Inc 5.2% 1/15/2033 (d)	605,000	612,166
T-Mobile USA Inc 5.65% 1/15/2053	55,000	51,612
T-Mobile USA Inc 5.8% 9/15/2062	170,000	163,207
T-Mobile USA Inc 5.85% 2/15/2056	100,000	96,672
		2,077,946
TOTAL COMMUNICATION SERVICES		23,973,729
Consumer Discretionary - 1.6%
Automobile Components - 0.0%
Aptiv Swiss Holdings Ltd 3.1% 12/1/2051	120,000	74,281
Lear Corp 5.25% 5/15/2049	50,000	45,311
		119,592
Automobiles - 0.3%
American Honda Finance Corp 4.25% 9/1/2028	90,000	89,348
American Honda Finance Corp 4.45% 1/8/2031	120,000	117,621
American Honda Finance Corp 4.55% 7/9/2027 (d)	300,000	300,484
American Honda Finance Corp 4.8% 3/5/2030	60,000	59,885
American Honda Finance Corp 4.9% 1/10/2034	130,000	127,439
American Honda Finance Corp 5.1% 1/8/2036	30,000	29,475
American Honda Finance Corp 5.125% 7/7/2028	60,000	60,528
American Honda Finance Corp 5.15% 7/9/2032	30,000	30,061
American Honda Finance Corp 5.2% 3/5/2035	40,000	39,775
American Honda Finance Corp 5.65% 11/15/2028	160,000	163,398
Ford Motor Co 3.25% 2/12/2032	30,000	26,443
Ford Motor Co 4.75% 1/15/2043	130,000	102,259
Ford Motor Co 5.291% 12/8/2046	110,000	90,469
Ford Motor Co 6.1% 8/19/2032	270,000	274,936
General Motors Co 5.4% 10/15/2029	100,000	101,787
General Motors Co 5.4% 4/1/2048	40,000	35,950
General Motors Co 5.95% 4/1/2049 (d)	290,000	279,328
General Motors Co 6.75% 4/1/2046	69,000	72,857
General Motors Financial Co Inc 4.6% 1/8/2031	100,000	98,628
General Motors Financial Co Inc 5.1% 9/15/2031	200,000	200,380
General Motors Financial Co Inc 5.45% 7/15/2030	140,000	142,850
General Motors Financial Co Inc 5.6% 6/18/2031	80,000	81,895
General Motors Financial Co Inc 5.65% 1/17/2029	250,000	254,827
General Motors Financial Co Inc 5.8% 6/23/2028 (d)	660,000	672,826
General Motors Financial Co Inc 6.1% 1/7/2034	70,000	73,030
General Motors Financial Co Inc 6.4% 1/9/2033	100,000	106,233
		3,632,712
Broadline Retail - 0.4%
Amazon.com Inc 2.1% 5/12/2031 (d)	105,000	93,574
Amazon.com Inc 2.5% 6/3/2050	110,000	63,615
Amazon.com Inc 2.7% 6/3/2060	160,000	86,742
Amazon.com Inc 2.875% 5/12/2041	220,000	162,919
Amazon.com Inc 3.1% 5/12/2051	105,000	68,201
Amazon.com Inc 3.15% 8/22/2027	460,000	454,494
Amazon.com Inc 3.875% 8/22/2037 (d)	440,000	393,653
Amazon.com Inc 3.9% 11/20/2028	850,000	841,047
Amazon.com Inc 4% 3/13/2029	100,000	98,931
Amazon.com Inc 4.05% 8/22/2047 (d)	280,000	221,754
Amazon.com Inc 4.1% 11/20/2030 (d)	300,000	294,840
Amazon.com Inc 4.25% 3/13/2031	170,000	167,391
Amazon.com Inc 4.65% 11/20/2035	100,000	97,247
Amazon.com Inc 4.875% 3/13/2036	72,000	70,877
Amazon.com Inc 5.45% 11/20/2055	280,000	264,739
Amazon.com Inc 5.65% 3/13/2046	400,000	395,972
Amazon.com Inc 5.8% 3/13/2056	431,000	428,250
eBay Inc 2.6% 5/10/2031	60,000	54,073
eBay Inc 2.7% 3/11/2030	20,000	18,564
eBay Inc 4% 7/15/2042	80,000	63,719
eBay Inc 5.95% 11/22/2027 (d)	170,000	173,002
		4,513,604
Diversified Consumer Services - 0.1%
American University/The 3.672% 4/1/2049	130,000	97,719
Cornell University 4.169% 6/15/2030	15,000	14,855
Cornell University 4.733% 6/15/2035	100,000	98,435
Duke University 2.832% 10/1/2055	30,000	18,696
George Washington University/The 4.126% 9/15/2048	100,000	80,932
Massachusetts Institute of Technology 2.989% 7/1/2050	250,000	167,971
Massachusetts Institute of Technology 3.067% 4/1/2052	200,000	134,616
Northwestern University 3.662% 12/1/2057	100,000	72,978
President and Fellows of Harvard College 2.517% 10/15/2050	130,000	79,274
President and Fellows of Harvard College 5.259% 3/15/2036	160,000	165,311
Trustees of Columbia University in the City of New York/The 4.355% 10/1/2035	50,000	48,064
Trustees of Princeton University/The 5.7% 3/1/2039	100,000	105,131
University of Chicago/The 3% 10/1/2052	100,000	67,266
University of Southern California 2.945% 10/1/2051	240,000	156,555
		1,307,803
Hotels, Restaurants & Leisure - 0.3%
Expedia Group Inc 3.8% 2/15/2028	50,000	49,361
Expedia Group Inc 4.625% 8/1/2027	130,000	130,083
Las Vegas Sands Corp 5.625% 6/15/2028	260,000	263,102
Marriott International Inc/MD 2.85% 4/15/2031 (d)	300,000	275,691
Marriott International Inc/MD 4.875% 5/15/2029 (d)	300,000	302,394
Marriott International Inc/MD 5.25% 10/15/2035	80,000	79,989
Marriott International Inc/MD 5.35% 3/15/2035	100,000	100,701
Marriott International Inc/MD 5.5% 4/15/2037	100,000	100,961
McDonald's Corp 2.125% 3/1/2030	400,000	367,256
McDonald's Corp 2.625% 9/1/2029 (d)	150,000	141,905
McDonald's Corp 3.5% 7/1/2027	91,000	90,249
McDonald's Corp 3.6% 7/1/2030	340,000	329,290
McDonald's Corp 3.625% 5/1/2043	20,000	15,661
McDonald's Corp 3.625% 9/1/2049	150,000	109,407
McDonald's Corp 3.8% 4/1/2028	84,000	83,139
McDonald's Corp 4.2% 4/1/2050	80,000	64,067
McDonald's Corp 4.7% 12/9/2035	109,000	106,683
McDonald's Corp 5% 2/13/2036	170,000	169,418
McDonald's Corp 5.15% 9/9/2052	50,000	45,833
Starbucks Corp 2.55% 11/15/2030 (d)	597,000	546,838
Starbucks Corp 3.5% 11/15/2050	120,000	83,936
Starbucks Corp 4.5% 11/15/2048	22,000	18,345
		3,474,309
Household Durables - 0.0%
DR Horton Inc 4.85% 10/15/2030	30,000	30,143
DR Horton Inc 5% 10/15/2034	50,000	49,459
DR Horton Inc 5.5% 10/15/2035	50,000	51,062
PulteGroup Inc 4.25% 3/1/2031	60,000	58,589
PulteGroup Inc 4.9% 3/1/2036	100,000	97,455
Toll Brothers Finance Corp 4.35% 2/15/2028	60,000	59,702
		346,410
Leisure Products - 0.0%
Brunswick Corp/DE 4.4% 9/15/2032	70,000	66,472
Hasbro Inc 3.55% 11/19/2026	190,000	189,423
Hasbro Inc 3.9% 11/19/2029	30,000	29,160
Hasbro Inc 6.05% 5/14/2034	100,000	104,512
Mattel Inc 5% 11/17/2030	100,000	99,662
		489,229
Specialty Retail - 0.4%
AutoNation Inc 1.95% 8/1/2028 (d)	100,000	94,314
AutoNation Inc 4.45% 1/15/2029	200,000	198,097
AutoZone Inc 4% 4/15/2030	150,000	146,228
AutoZone Inc 4.75% 2/1/2033	40,000	39,377
AutoZone Inc 5.1% 7/15/2029	10,000	10,130
AutoZone Inc 5.125% 6/15/2030	50,000	50,650
AutoZone Inc 5.4% 7/15/2034	10,000	10,169
Home Depot Inc/The 2.7% 4/15/2030	146,000	137,033
Home Depot Inc/The 2.8% 9/14/2027	84,000	82,607
Home Depot Inc/The 2.95% 6/15/2029	686,000	658,759
Home Depot Inc/The 3.125% 12/15/2049	20,000	13,348
Home Depot Inc/The 3.35% 4/15/2050	100,000	69,636
Home Depot Inc/The 3.5% 9/15/2056	50,000	34,619
Home Depot Inc/The 3.9% 6/15/2047	29,000	22,745
Home Depot Inc/The 4.25% 4/1/2046	104,000	86,863
Home Depot Inc/The 4.5% 12/6/2048	90,000	76,710
Home Depot Inc/The 4.65% 9/15/2035	120,000	116,829
Home Depot Inc/The 4.95% 6/25/2034	200,000	200,671
Home Depot Inc/The 5.3% 6/25/2054 (d)	250,000	236,626
Home Depot Inc/The 5.875% 12/16/2036	110,000	117,116
Lowe's Cos Inc 3.5% 4/1/2051	300,000	208,513
Lowe's Cos Inc 3.65% 4/5/2029	80,000	78,132
Lowe's Cos Inc 3.95% 10/15/2027	450,000	447,214
Lowe's Cos Inc 4.05% 5/3/2047	53,000	41,434
Lowe's Cos Inc 4.25% 3/15/2031	30,000	29,392
Lowe's Cos Inc 4.85% 10/15/2035 (d)	130,000	126,801
Lowe's Cos Inc 5% 4/15/2033 (d)	470,000	471,857
Lowe's Cos Inc 5.75% 7/1/2053	30,000	29,333
Lowe's Cos Inc 5.85% 4/1/2063	110,000	108,049
O'Reilly Automotive Inc 3.6% 9/1/2027 (d)	260,000	257,426
O'Reilly Automotive Inc 5.1% 3/12/2036	100,000	99,076
TJX Cos Inc/The 3.875% 4/15/2030	687,000	670,876
		4,970,630
Textiles, Apparel & Luxury Goods - 0.1%
NIKE Inc 2.85% 3/27/2030 (d)	570,000	537,433
NIKE Inc 3.375% 3/27/2050	40,000	28,235
NIKE Inc 3.875% 11/1/2045	30,000	23,630
Tapestry Inc 5.1% 3/11/2030	50,000	50,379
Tapestry Inc 5.5% 3/11/2035	50,000	50,352
		690,029
TOTAL CONSUMER DISCRETIONARY		19,544,318
Consumer Staples - 1.3%
Beverages - 0.2%
Coca-Cola Co/The 1.65% 6/1/2030	30,000	27,060
Coca-Cola Co/The 2.25% 1/5/2032 (d)	240,000	214,651
Coca-Cola Co/The 2.5% 6/1/2040	30,000	22,035
Coca-Cola Co/The 2.6% 6/1/2050	30,000	18,379
Coca-Cola Co/The 2.75% 6/1/2060	30,000	17,573
Coca-Cola Co/The 2.875% 5/5/2041	150,000	114,482
Coca-Cola Co/The 3.45% 3/25/2030	186,000	180,379
Coca-Cola Co/The 4.2% 3/25/2050	150,000	124,075
Coca-Cola Co/The 5% 5/13/2034	50,000	51,184
Coca-Cola Co/The 5.2% 1/14/2055	160,000	152,732
Constellation Brands Inc 3.6% 2/15/2028	63,000	62,021
Constellation Brands Inc 3.75% 5/1/2050	90,000	66,428
Constellation Brands Inc 4.85% 5/6/2031	70,000	69,980
Constellation Brands Inc 4.95% 11/1/2035	40,000	38,920
Constellation Brands Inc 5.25% 11/15/2048	50,000	45,960
Keurig Dr Pepper Inc 2.55% 9/15/2026	50,000	49,824
Keurig Dr Pepper Inc 3.8% 5/1/2050	190,000	136,144
Keurig Dr Pepper Inc 4.6% 5/15/2030	50,000	49,437
Keurig Dr Pepper Inc 5.085% 5/25/2048	20,000	17,642
Keurig Dr Pepper Inc 5.15% 5/15/2035	50,000	49,414
Molson Coors Beverage Co 4.2% 7/15/2046 (d)	142,000	113,304
Molson Coors Beverage Co 4.9% 7/8/2031	130,000	129,823
PepsiCo Inc 1.4% 2/25/2031	440,000	384,107
PepsiCo Inc 1.625% 5/1/2030	267,000	240,526
PepsiCo Inc 2.75% 10/21/2051	90,000	55,953
PepsiCo Inc 4% 3/5/2042	190,000	161,577
PepsiCo Inc 4% 5/2/2047	116,000	93,540
PepsiCo Inc 5% 7/23/2035	130,000	130,883
PepsiCo Inc 5.25% 7/17/2054 (d)	70,000	67,520
Pepsico Singapore Financing I Pte Ltd 4.7% 2/16/2034	50,000	49,666
		2,935,219
Consumer Staples Distribution & Retail - 0.3%
Costco Wholesale Corp 1.375% 6/20/2027 (d)	395,000	384,492
Dollar General Corp 3.5% 4/3/2030	40,000	38,156
Dollar General Corp 5% 11/1/2032	110,000	109,522
Dollar General Corp 5.45% 7/5/2033	40,000	40,655
Kroger Co/The 1.7% 1/15/2031 (d)	400,000	350,736
Kroger Co/The 2.65% 10/15/2026	230,000	229,017
Kroger Co/The 3.7% 8/1/2027	100,000	99,242
Kroger Co/The 5% 9/15/2034	40,000	39,471
Kroger Co/The 5.4% 1/15/2049	28,000	26,188
Kroger Co/The 5.5% 9/15/2054	140,000	131,315
Kroger Co/The 5.65% 9/15/2064	90,000	84,346
Sysco Corp 3.3% 2/15/2050	50,000	33,588
Sysco Corp 4.45% 3/15/2048	52,000	42,323
Sysco Corp 6.6% 4/1/2050 (d)	220,000	234,030
Target Corp 2.65% 9/15/2030	77,000	71,366
Target Corp 2.95% 1/15/2052	100,000	63,828
Target Corp 3.375% 4/15/2029	70,000	68,184
Target Corp 3.9% 11/15/2047	40,000	31,305
Target Corp 4% 7/1/2042	15,000	12,564
Target Corp 4.35% 6/15/2028	100,000	100,040
Target Corp 5% 4/15/2035	80,000	80,046
Target Corp 5.25% 2/15/2036	140,000	142,502
Walmart Inc 1.8% 9/22/2031	80,000	70,665
Walmart Inc 3.625% 12/15/2047	20,000	15,596
Walmart Inc 3.7% 6/26/2028	170,000	168,420
Walmart Inc 3.9% 4/15/2028	250,000	248,825
Walmart Inc 3.95% 6/28/2038	150,000	137,748
Walmart Inc 4.05% 6/29/2048	80,000	65,527
Walmart Inc 4.1% 4/15/2033 (d)	350,000	340,565
Walmart Inc 4.5% 4/15/2053 (d)	70,000	60,821
Walmart Inc 4.75% 4/30/2036 (d)	300,000	297,478
Walmart Inc 4.9% 4/28/2035 (d)	360,000	363,044
		4,181,605
Food Products - 0.5%
Archer-Daniels-Midland Co 2.5% 8/11/2026	450,000	449,223
Archer-Daniels-Midland Co 2.9% 3/1/2032 (d)	230,000	209,264
Archer-Daniels-Midland Co 4.5% 8/15/2033	100,000	98,489
Bunge Ltd Finance Corp 4.2% 9/17/2029	60,000	59,284
Bunge Ltd Finance Corp 4.65% 9/17/2034	60,000	57,924
Bunge Ltd Finance Corp 4.8% 3/19/2033	50,000	49,421
Bunge Ltd Finance Corp 5.15% 3/19/2036	50,000	49,664
Campbell's Company/The 4.15% 3/15/2028	80,000	79,256
Campbell's Company/The 4.75% 3/23/2035	100,000	93,339
Campbell's Company/The 4.8% 3/15/2048	60,000	49,181
Campbell's Company/The 5.4% 3/21/2034	40,000	39,404
Conagra Brands Inc 4.85% 11/1/2028	190,000	190,319
Conagra Brands Inc 5% 8/1/2030 (d)	100,000	99,883
Conagra Brands Inc 5.3% 11/1/2038	13,000	12,319
Conagra Brands Inc 5.4% 11/1/2048	60,000	52,842
Conagra Brands Inc 5.75% 8/1/2035	30,000	30,307
General Mills Inc 2.875% 4/15/2030	40,000	37,464
General Mills Inc 3% 2/1/2051	80,000	50,533
General Mills Inc 4.2% 4/17/2028	89,000	88,430
General Mills Inc 4.7% 4/17/2048	20,000	16,936
General Mills Inc 4.875% 1/30/2030	150,000	150,824
Hormel Foods Corp 3.05% 6/3/2051	40,000	26,165
JBS NV/JBS USA Foods Group Holdings Inc/JBS USA Food Co Holdings 3% 5/15/2032	100,000	88,874
JBS NV/JBS USA Foods Group Holdings Inc/JBS USA Food Co Holdings 5.5% 1/15/2036	200,000	199,709
JBS NV/JBS USA Foods Group Holdings Inc/JBS USA Food Co Holdings 5.75% 4/1/2033	330,000	338,800
JBS NV/JBS USA Foods Group Holdings Inc/JBS USA Food Co Holdings 6.25% 3/1/2056	90,000	88,159
JBS NV/JBS USA Foods Group Holdings Inc/JBS USA Food Co Holdings 6.375% 2/25/2055	40,000	40,067
JBS NV/JBS USA Foods Group Holdings Inc/JBS USA Food Co Holdings 6.4% 5/10/2057 (e)	75,000	74,818
JBS NV/JBS USA Foods Group Holdings Inc/JBS USA Food Co Holdings 6.75% 3/15/2034	8,000	8,729
JBS NV/JBS USA Foods Group Holdings Inc/JBS USA Food Co Holdings 7.25% 11/15/2053	60,000	65,735
JM Smucker Co 4.375% 3/15/2045	20,000	16,859
JM Smucker Co 6.2% 11/15/2033 (d)	270,000	287,924
Kellanova 4.5% 4/1/2046	32,000	27,514
Kraft Heinz Foods Co 3.75% 4/1/2030 (d)	220,000	212,716
Kraft Heinz Foods Co 4.375% 6/1/2046	30,000	23,999
Kraft Heinz Foods Co 4.625% 10/1/2039	100,000	89,196
Kraft Heinz Foods Co 5% 7/15/2035 (d)	150,000	146,148
Kraft Heinz Foods Co 5.2% 3/15/2032	130,000	131,702
Kraft Heinz Foods Co 5.2% 7/15/2045 (d)	100,000	89,200
Kraft Heinz Foods Co 5.4% 3/15/2035	30,000	30,194
McCormick & Co Inc/MD 2.5% 4/15/2030	110,000	101,808
Mondelez International Inc 4.125% 5/7/2028	270,000	267,969
Pilgrim's Pride Corp 3.5% 3/1/2032	100,000	91,163
Tyson Foods Inc 4.875% 8/15/2034	70,000	68,207
Tyson Foods Inc 5.1% 9/28/2048	120,000	108,086
Tyson Foods Inc 5.4% 3/15/2029 (d)	290,000	295,455
		4,883,502
Household Products - 0.1%
Church & Dwight Co Inc 5% 6/15/2052	40,000	36,272
Colgate-Palmolive Co 3.1% 8/15/2027 (d)	430,000	425,291
Kimberly-Clark Corp 1.05% 9/15/2027	110,000	106,087
Kimberly-Clark Corp 3.1% 3/26/2030	22,000	20,916
Kimberly-Clark Corp 6.625% 8/1/2037	40,000	45,361
Procter & Gamble Co/The 3% 3/25/2030	105,000	100,019
Procter & Gamble Co/The 3.55% 3/25/2040	160,000	136,664
Procter & Gamble Co/The 4.1% 11/3/2032 (d)	200,000	195,574
		1,066,184
Personal Care Products - 0.0%
Estee Lauder Cos Inc/The 1.95% 3/15/2031	200,000	177,269
Estee Lauder Cos Inc/The 4.375% 6/15/2045	100,000	83,728
Kenvue Inc 4.85% 5/22/2032	110,000	110,557
Kenvue Inc 4.9% 3/22/2033	65,000	65,249
Kenvue Inc 5.05% 3/22/2028	65,000	65,626
Kenvue Inc 5.05% 3/22/2053	65,000	59,338
Kenvue Inc 5.2% 3/22/2063	50,000	45,452
		607,219
Tobacco - 0.2%
Altria Group Inc 2.625% 9/16/2026	110,000	109,661
Altria Group Inc 3.4% 5/6/2030	300,000	286,227
Altria Group Inc 3.7% 2/4/2051	110,000	76,545
Altria Group Inc 3.875% 9/16/2046	38,000	28,209
Altria Group Inc 4.45% 5/6/2050	80,000	63,156
Altria Group Inc 4.8% 2/14/2029	120,000	120,452
Altria Group Inc 5.625% 2/6/2035	150,000	154,097
Altria Group Inc 5.8% 2/14/2039	160,000	162,326
Altria Group Inc 5.95% 2/14/2049	30,000	29,469
Altria Group Inc 6.2% 11/1/2028	70,000	72,421
Philip Morris International Inc 3.125% 3/2/2028	54,000	52,842
Philip Morris International Inc 3.875% 10/27/2028	200,000	197,358
Philip Morris International Inc 4% 10/29/2030	400,000	389,654
Philip Morris International Inc 4.125% 4/27/2029	150,000	148,406
Philip Morris International Inc 4.375% 11/15/2041	265,000	231,975
Philip Morris International Inc 4.625% 11/1/2029	30,000	30,048
Philip Morris International Inc 4.875% 2/15/2028	30,000	30,179
Philip Morris International Inc 4.875% 4/29/2036	20,000	19,580
Philip Morris International Inc 4.9% 11/1/2034	30,000	29,817
Philip Morris International Inc 5.125% 2/15/2030	190,000	192,880
Philip Morris International Inc 5.375% 2/15/2033 (d)	100,000	102,644
Philip Morris International Inc 6.375% 5/16/2038	100,000	109,369
		2,637,315
TOTAL CONSUMER STAPLES		16,311,044
Energy - 1.6%
Energy Equipment & Services - 0.1%
Baker Hughes Holdings LLC / Baker Hughes Co-Obligor Inc 4.08% 12/15/2047	172,000	136,454
Baker Hughes Holdings LLC / Baker Hughes Co-Obligor Inc 4.35% 6/15/2031	270,000	264,550
Baker Hughes Holdings LLC / Baker Hughes Co-Obligor Inc 5% 6/15/2036 (d)	40,000	39,124
Baker Hughes Holdings LLC / Baker Hughes Co-Obligor Inc 5.85% 6/15/2056	50,000	49,394
Halliburton Co 2.92% 3/1/2030	60,000	56,317
Halliburton Co 4.5% 11/15/2041	200,000	174,744
Halliburton Co 4.85% 11/15/2035 (d)	170,000	165,069
NOV Inc 3.6% 12/1/2029	110,000	105,788
		991,440
Oil, Gas & Consumable Fuels - 1.5%
APA Corp 5.25% 2/1/2042	43,000	37,199
APA Corp 6.75% 2/15/2055	20,000	20,870
Cheniere Corpus Christi Holdings LLC 3.7% 11/15/2029	70,000	67,687
Cheniere Energy Partners LP 4.5% 10/1/2029	150,000	149,001
Cheniere Energy Partners LP 5.35% 11/30/2036 (d)(e)	300,000	298,464
Chevron Corp 1.995% 5/11/2027	80,000	78,531
Chevron Corp 2.236% 5/11/2030	80,000	73,583
Chevron Corp 2.978% 5/11/2040	80,000	61,177
Chevron Corp 3.078% 5/11/2050	80,000	53,610
Chevron USA Inc 3.85% 1/15/2028	55,000	54,639
Chevron USA Inc 4.05% 8/13/2028	430,000	428,062
Chevron USA Inc 4.95% 8/15/2047	30,000	27,985
Columbia Pipeline Group Inc 5.8% 6/1/2045	20,000	19,834
ConocoPhillips 6.5% 2/1/2039	260,000	287,454
ConocoPhillips Co 4.7% 1/15/2030	160,000	160,480
ConocoPhillips Co 5% 1/15/2035	110,000	109,792
ConocoPhillips Co 5.5% 1/15/2055 (d)	150,000	143,752
ConocoPhillips Co 5.65% 1/15/2065	20,000	19,257
ConocoPhillips Co 5.7% 9/15/2063	50,000	48,525
ConocoPhillips Co 5.95% 3/15/2046	86,000	87,773
Continental Resources Inc/OK 4.9% 6/1/2044	30,000	24,587
Devon Energy Corp 5% 6/15/2045	100,000	89,622
Devon Energy Corp 5.75% 9/15/2054	90,000	86,739
Diamondback Energy Inc 5.15% 1/30/2030 (d)	330,000	334,607
Diamondback Energy Inc 5.55% 4/1/2035	20,000	20,396
Diamondback Energy Inc 5.9% 4/18/2064	30,000	29,264
Diamondback Energy Inc 6.25% 3/15/2053	120,000	124,389
Eastern Gas Transmission & Storage Inc 3.9% 11/15/2049	60,000	43,956
Energy Transfer LP 5% 5/15/2050 (d)	160,000	135,418
Energy Transfer LP 5.2% 4/1/2030	100,000	101,504
Energy Transfer LP 5.35% 1/15/2036	60,000	59,748
Energy Transfer LP 5.75% 2/15/2033	490,000	507,323
Energy Transfer LP 5.8% 6/15/2038	70,000	71,406
Energy Transfer LP 6% 6/15/2048	356,000	345,666
Energy Transfer LP 6.2% 4/1/2055	110,000	108,768
Energy Transfer LP 6.25% 4/15/2049	50,000	49,878
Energy Transfer LP 6.3% 1/15/2056	30,000	30,100
Energy Transfer LP 6.55% 12/1/2033	170,000	183,933
Enterprise Products Operating LLC 3.125% 7/31/2029	70,000	67,119
Enterprise Products Operating LLC 3.95% 2/15/2027	85,000	84,776
Enterprise Products Operating LLC 4.2% 1/31/2050 (d)	418,000	337,223
Enterprise Products Operating LLC 4.25% 2/15/2048	105,000	85,986
Enterprise Products Operating LLC 4.95% 2/15/2035	50,000	49,617
Enterprise Products Operating LLC 5.2% 1/15/2036	100,000	100,313
Enterprise Products Operating LLC 5.25% 8/16/2077 (c)	290,000	288,869
Enterprise Products Operating LLC 5.35% 1/31/2033	100,000	102,563
Enterprise Products Operating LLC 5.55% 2/16/2055	50,000	48,437
Enterprise Products Operating LLC 7.55% 4/15/2038	20,000	23,649
EOG Resources Inc 4.375% 4/15/2030	510,000	505,186
EOG Resources Inc 5% 7/15/2032	150,000	150,969
EOG Resources Inc 5.65% 12/1/2054	80,000	78,281
EQT Corp 5.75% 2/1/2034 (d)	100,000	102,248
EQT Corp 7% 2/1/2030 (f)	90,000	95,780
Exxon Mobil Corp 3.452% 4/15/2051 (d)	330,000	234,993
Exxon Mobil Corp 4.227% 3/19/2040 (d)	421,000	379,203
Hess Corp 4.3% 4/1/2027	150,000	149,943
Hess Corp 7.125% 3/15/2033	130,000	146,108
HF Sinclair Corp 5.5% 9/1/2032 (d)	80,000	80,484
Kinder Morgan Energy Partners LP 5% 3/1/2043	215,000	194,522
Kinder Morgan Energy Partners LP 5% 8/15/2042	100,000	91,136
Kinder Morgan Inc 4.3% 3/1/2028	112,000	111,533
Kinder Morgan Inc 5.15% 6/1/2030	160,000	162,679
Kinder Morgan Inc 5.2% 3/1/2048	30,000	27,294
Kinder Morgan Inc 5.2% 6/1/2033	250,000	253,422
Kinder Morgan Inc 5.45% 8/1/2052	20,000	18,694
Kinder Morgan Inc 5.55% 6/1/2045	220,000	211,374
Kinder Morgan Inc 7.75% 1/15/2032	110,000	124,937
Marathon Petroleum Corp 4.75% 9/15/2044	21,000	18,346
Marathon Petroleum Corp 5.125% 12/15/2026	410,000	410,331
Marathon Petroleum Corp 5.7% 3/1/2035	260,000	266,849
MPLX LP 4.7% 4/15/2048	28,000	23,258
MPLX LP 4.8% 2/15/2029	30,000	30,065
MPLX LP 4.8% 2/15/2031	350,000	348,572
MPLX LP 5.4% 9/15/2035	130,000	129,641
MPLX LP 5.5% 2/15/2049 (d)	310,000	285,690
MPLX LP 5.65% 3/1/2053	120,000	111,942
Occidental Petroleum Corp 5.55% 10/1/2034	80,000	81,835
Occidental Petroleum Corp 6.6% 3/15/2046 (d)	220,000	234,833
Occidental Petroleum Corp 6.625% 9/1/2030	72,000	76,169
ONEOK Inc 3.95% 3/1/2050	75,000	54,266
ONEOK Inc 4.25% 9/24/2027	30,000	29,888
ONEOK Inc 4.4% 10/15/2029	20,000	19,783
ONEOK Inc 4.45% 9/1/2049	40,000	31,955
ONEOK Inc 4.55% 7/15/2028	59,000	58,909
ONEOK Inc 4.75% 10/15/2031	90,000	88,963
ONEOK Inc 4.95% 10/15/2032	200,000	198,553
ONEOK Inc 5.05% 11/1/2034	70,000	68,467
ONEOK Inc 5.65% 11/1/2028	50,000	51,029
ONEOK Inc 5.7% 11/1/2054 (d)	70,000	64,982
ONEOK Inc 6.05% 9/1/2033	130,000	136,081
ONEOK Inc 6.1% 11/15/2032	220,000	231,261
ONEOK Inc 6.25% 10/15/2055 (d)	140,000	140,488
ONEOK Inc 6.625% 9/1/2053	100,000	104,811
Ovintiv Inc 6.25% 7/15/2033 (d)	40,000	42,078
Ovintiv Inc 6.5% 2/1/2038	50,000	52,657
Ovintiv Inc 6.625% 8/15/2037	50,000	53,508
Ovintiv Inc 7.1% 7/15/2053	10,000	11,052
Phillips 66 2.15% 12/15/2030	70,000	62,789
Phillips 66 3.3% 3/15/2052	140,000	91,921
Phillips 66 3.9% 3/15/2028	94,000	92,932
Phillips 66 Co 3.15% 12/15/2029	170,000	161,821
Phillips 66 Co 4.95% 3/15/2035 (d)	240,000	236,505
Phillips 66 Co 5.25% 6/15/2031	230,000	234,019
Phillips 66 Co 5.5% 3/15/2055	40,000	37,293
Phillips 66 Co 5.65% 6/15/2054	30,000	28,365
Pioneer Natural Resources Co 1.9% 8/15/2030	19,000	17,052
Plains All American Pipeline LP / PAA Finance Corp 4.7% 1/15/2031 (d)	100,000	99,136
Plains All American Pipeline LP / PAA Finance Corp 5.15% 6/1/2042	100,000	91,809
Plains All American Pipeline LP / PAA Finance Corp 5.6% 1/15/2036	133,000	133,377
Sabine Pass Liquefaction LLC 4.5% 5/15/2030	850,000	841,779
Schlumberger Investment SA 4.55% 5/7/2031	50,000	49,716
Schlumberger Investment SA 5.15% 5/7/2036	120,000	119,465
Shell Finance US Inc 2.375% 11/7/2029	250,000	234,060
Shell Finance US Inc 3.125% 11/7/2049 (e)	100,000	67,645
Shell Finance US Inc 3.25% 4/6/2050	100,000	69,179
Shell Finance US Inc 3.75% 9/12/2046	70,000	54,113
Shell Finance US Inc 4.125% 11/6/2030	370,000	363,314
Shell Finance US Inc 4.375% 5/11/2045	293,000	249,297
Shell Finance US Inc 4.75% 1/6/2036	150,000	146,765
Spectra Energy Partners LP 3.375% 10/15/2026	158,000	157,544
Targa Resources Corp 4.35% 1/15/2029	20,000	19,848
Targa Resources Corp 4.9% 9/15/2030	70,000	70,154
Targa Resources Corp 5.4% 7/30/2036	90,000	89,635
Targa Resources Corp 6.05% 5/15/2056	50,000	49,456
Targa Resources Corp 6.125% 3/15/2033	250,000	263,364
Targa Resources Corp 6.125% 5/15/2055	110,000	109,773
Targa Resources Partners LP / Targa Resources Partners Finance Corp 5.5% 3/1/2030	230,000	231,864
Transcontinental Gas Pipe Line Co LLC 3.25% 5/15/2030	66,000	62,668
Transcontinental Gas Pipe Line Co LLC 3.95% 5/15/2050	180,000	137,815
Transcontinental Gas Pipe Line Co LLC 5.1% 3/15/2036	90,000	89,099
Transcontinental Gas Pipe Line Co LLC 5.75% 3/15/2056	20,000	19,711
Valero Energy Corp 3.65% 12/1/2051	100,000	69,703
Valero Energy Corp 4.35% 6/1/2028	20,000	19,938
Valero Energy Corp 5.15% 3/10/2036	100,000	98,429
Valero Energy Corp 6.625% 6/15/2037	30,000	32,968
Western Gas Partners LP 5.25% 2/1/2050 (f)	20,000	17,351
Western Gas Partners LP 5.3% 3/1/2048	100,000	87,066
Western Gas Partners LP 5.5% 12/15/2035	110,000	108,840
Williams Cos Inc/The 2.6% 3/15/2031	160,000	144,791
Williams Cos Inc/The 3.5% 10/15/2051	130,000	89,949
Williams Cos Inc/The 3.75% 6/15/2027	35,000	34,770
Williams Cos Inc/The 4.625% 6/30/2030	350,000	348,290
Williams Cos Inc/The 4.85% 3/1/2048	83,000	71,972
Williams Cos Inc/The 5.6% 3/15/2035	30,000	30,610
Williams Cos Inc/The 5.65% 3/15/2033	160,000	164,715
Williams Cos Inc/The 5.95% 3/15/2056	50,000	49,520
		18,490,774
TOTAL ENERGY		19,482,214
Financials - 6.1%
Banks - 2.4%
Bank of America Corp 2.482% 9/21/2036 (c)(d)	280,000	244,156
Bank of America Corp 2.651% 3/11/2032 (c)	180,000	163,188
Bank of America Corp 2.676% 6/19/2041 (c)	200,000	145,176
Bank of America Corp 2.687% 4/22/2032 (c)	356,000	322,470
Bank of America Corp 2.972% 2/4/2033 (c)	90,000	81,238
Bank of America Corp 2.972% 7/21/2052 (c)	370,000	239,010
Bank of America Corp 3.419% 12/20/2028 (c)	220,000	216,323
Bank of America Corp 3.946% 1/23/2049 (c)	23,000	18,033
Bank of America Corp 3.97% 3/5/2029 (c)	125,000	123,658
Bank of America Corp 3.974% 2/7/2030 (c)	60,000	58,870
Bank of America Corp 4.083% 3/20/2051 (c)	320,000	253,400
Bank of America Corp 4.271% 7/23/2029 (c)	80,000	79,369
Bank of America Corp 4.33% 3/15/2050 (c)	60,000	49,526
Bank of America Corp 4.456% 2/6/2032 (c)	800,000	785,895
Bank of America Corp 4.623% 5/9/2029 (c)	700,000	699,663
Bank of America Corp 4.695% 4/23/2032 (c)	300,000	297,478
Bank of America Corp 5% 1/21/2044 (d)	400,000	376,293
Bank of America Corp 5.162% 1/24/2031 (c)	790,000	800,693
Bank of America Corp 5.288% 4/25/2034 (c)	500,000	506,662
Bank of America Corp 5.425% 8/15/2035 (c)	130,000	130,395
Bank of America Corp 5.489% 4/23/2037 (c)	100,000	99,604
Bank of America Corp 5.511% 1/24/2036 (c)	150,000	153,174
Bank of America Corp 5.518% 10/25/2035 (c)	80,000	80,370
Bank of America Corp 5.872% 9/15/2034 (c)	260,000	271,754
Bank of America Corp 6.204% 11/10/2028 (c)	500,000	510,507
Citigroup Inc 2.976% 11/5/2030 (c)	270,000	254,950
Citigroup Inc 3.52% 10/27/2028 (c)	205,000	202,226
Citigroup Inc 3.98% 3/20/2030 (c)	160,000	156,914
Citigroup Inc 4.412% 3/31/2031 (c)	370,000	364,682
Citigroup Inc 4.503% 9/11/2031 (c)	100,000	98,698
Citigroup Inc 4.643% 5/7/2028 (c)	200,000	200,124
Citigroup Inc 4.952% 5/7/2031 (c)	240,000	240,794
Citigroup Inc 5.3% 5/6/2044	80,000	75,117
Citigroup Inc 5.316% 3/26/2041 (c)(d)	617,000	608,852
Citigroup Inc 5.411% 9/19/2039 (c)	330,000	326,231
Citigroup Inc 5.612% 3/4/2056 (c)	60,000	58,717
Citigroup Inc 5.875% 2/22/2033	410,000	426,064
Citigroup Inc 6.27% 11/17/2033 (c)	100,000	106,611
Citigroup Inc 8.125% 7/15/2039	220,000	275,289
Citizens Bank NA/Providence RI 4.192% 1/29/2029 (c)(d)	250,000	247,967
Citizens Financial Group Inc 2.5% 2/6/2030	30,000	27,730
Citizens Financial Group Inc 2.638% 9/30/2032	78,000	66,628
Citizens Financial Group Inc 2.85% 7/27/2026	100,000	99,895
Citizens Financial Group Inc 5.253% 3/5/2031 (c)	90,000	90,961
Citizens Financial Group Inc 5.718% 7/23/2032 (c)	90,000	92,375
Fifth Third Bancorp 2.55% 5/5/2027	200,000	197,019
Fifth Third Bancorp 4.337% 4/25/2033 (c)	70,000	67,505
Fifth Third Bancorp 4.566% 4/29/2032 (c)	50,000	49,088
Fifth Third Bancorp 5.141% 1/29/2037 (c)	40,000	39,265
Fifth Third Bancorp 5.631% 1/29/2032 (c)	40,000	41,154
Fifth Third Bancorp 6.361% 10/27/2028 (c)	120,000	122,681
Fifth Third Bancorp 8.25% 3/1/2038	40,000	48,782
Fifth Third Bancorp U.S. SOFR Index + 2.155%, 5.982% 1/30/2030 (c)(e)(g)	50,000	51,377
Huntington Bancshares Inc/OH 2.55% 2/4/2030 (d)	90,000	83,186
Huntington Bancshares Inc/OH 4.443% 8/4/2028 (c)	70,000	69,873
Huntington Bancshares Inc/OH 4.623% 1/28/2032 (c)	200,000	196,683
Huntington Bancshares Inc/OH 5.272% 1/15/2031 (c)(d)	130,000	131,526
Huntington Bancshares Inc/OH 6.208% 8/21/2029 (c)	130,000	133,817
JPMorgan Chase & Co 1.47% 9/22/2027 (c)	390,000	387,405
JPMorgan Chase & Co 1.953% 2/4/2032 (c)(d)	250,000	220,060
JPMorgan Chase & Co 2.522% 4/22/2031 (c)	150,000	138,271
JPMorgan Chase & Co 2.545% 11/8/2032 (c)	40,000	35,573
JPMorgan Chase & Co 2.58% 4/22/2032 (c)	239,000	215,398
JPMorgan Chase & Co 2.739% 10/15/2030 (c)	720,000	676,246
JPMorgan Chase & Co 2.95% 10/1/2026	224,000	223,400
JPMorgan Chase & Co 2.956% 5/13/2031 (c)	50,000	46,684
JPMorgan Chase & Co 3.109% 4/22/2051 (c)	100,000	66,922
JPMorgan Chase & Co 3.328% 4/22/2052 (c)	390,000	269,944
JPMorgan Chase & Co 3.54% 5/1/2028 (c)(d)	660,000	654,577
JPMorgan Chase & Co 3.882% 7/24/2038 (c)(d)	734,000	648,678
JPMorgan Chase & Co 4.005% 4/23/2029 (c)	43,000	42,531
JPMorgan Chase & Co 4.203% 7/23/2029 (c)	30,000	29,743
JPMorgan Chase & Co 4.347% 1/22/2032 (c)	100,000	97,958
JPMorgan Chase & Co 4.452% 12/5/2029 (c)	200,000	198,866
JPMorgan Chase & Co 4.565% 6/14/2030 (c)	470,000	468,236
JPMorgan Chase & Co 4.81% 10/22/2036 (c)	370,000	359,730
JPMorgan Chase & Co 4.898% 1/22/2037 (c)	100,000	97,378
JPMorgan Chase & Co 4.95% 6/1/2045	135,000	124,508
JPMorgan Chase & Co 4.995% 7/22/2030 (c)	200,000	201,354
JPMorgan Chase & Co 5.103% 4/22/2031 (c)	150,000	151,694
JPMorgan Chase & Co 5.14% 1/24/2031 (c)	340,000	343,823
JPMorgan Chase & Co 5.148% 4/23/2037 (c)	200,000	198,559
JPMorgan Chase & Co 5.294% 7/22/2035 (c)	150,000	151,557
JPMorgan Chase & Co 5.35% 6/1/2034 (c)(d)	880,000	894,770
JPMorgan Chase & Co 5.534% 11/29/2045 (c)	160,000	158,586
JPMorgan Chase & Co 5.572% 4/22/2036 (c)	200,000	205,608
JPMorgan Chase & Co 5.576% 7/23/2036 (c)	120,000	121,823
JPMorgan Chase & Co 5.717% 9/14/2033 (c)	120,000	123,847
KeyCorp 2.25% 4/6/2027 (d)	350,000	344,264
KeyCorp 4.789% 6/1/2033 (c)	30,000	29,420
KeyCorp 5.121% 4/4/2031 (c)	40,000	40,310
KeyCorp 5.305% 1/28/2037 (c)	35,000	34,487
KeyCorp 6.401% 3/6/2035 (c)	50,000	53,218
M&T Bank Corp 4.553% 8/16/2028 (c)	170,000	169,881
M&T Bank Corp 5.053% 1/27/2034 (c)	40,000	39,658
M&T Bank Corp 5.179% 7/8/2031 (c)(d)	110,000	110,880
Morgan Stanley Private Bank NA 4.204% 11/17/2028 (c)	250,000	248,720
Morgan Stanley Private Bank NA 4.465% 11/19/2031 (c)	250,000	245,720
PNC Financial Services Group Inc/The 1.15% 8/13/2026 (d)	514,000	512,329
PNC Financial Services Group Inc/The 3.15% 5/19/2027	430,000	425,989
PNC Financial Services Group Inc/The 4.618% 10/26/2029 (c)	100,000	99,762
PNC Financial Services Group Inc/The 4.899% 5/13/2031 (c)	230,000	231,244
PNC Financial Services Group Inc/The 5.222% 1/29/2031 (c)	60,000	60,972
PNC Financial Services Group Inc/The 5.354% 12/2/2028 (c)	90,000	90,929
PNC Financial Services Group Inc/The 5.373% 7/21/2036 (c)	150,000	151,384
PNC Financial Services Group Inc/The 5.401% 7/23/2035 (c)	90,000	91,178
PNC Financial Services Group Inc/The 5.575% 1/29/2036 (c)	40,000	41,006
PNC Financial Services Group Inc/The 5.582% 6/12/2029 (c)	100,000	101,815
PNC Financial Services Group Inc/The 5.676% 1/22/2035 (c)	230,000	237,016
PNC Financial Services Group Inc/The 5.939% 8/18/2034 (c)	100,000	105,123
PNC Financial Services Group Inc/The 6.037% 10/28/2033 (c)	30,000	31,614
Santander Holdings USA Inc 5.22% 6/5/2032 (c)	100,000	99,751
Santander Holdings USA Inc 5.741% 3/20/2031 (c)(d)	100,000	102,137
Santander Holdings USA Inc 6.565% 6/12/2029 (c)	100,000	103,051
Santander Holdings USA Inc 7.66% 11/9/2031 (c)	40,000	43,774
Truist Bank 4.144% 1/27/2029 (c)	500,000	496,607
Truist Financial Corp 4.68% 4/23/2032 (c)(d)	50,000	49,353
Truist Financial Corp 4.916% 7/28/2033 (c)	50,000	49,015
Truist Financial Corp 5.153% 8/5/2032 (c)	10,000	10,074
Truist Financial Corp 5.281% 4/23/2037 (c)	100,000	99,032
Truist Financial Corp 5.711% 1/24/2035 (c)	230,000	236,827
Truist Financial Corp 5.867% 6/8/2034 (c)	100,000	104,028
Truist Financial Corp 6.123% 10/28/2033 (c)	30,000	31,670
US Bancorp 1.375% 7/22/2030 (d)	210,000	184,787
US Bancorp 2.491% 11/3/2036 (c)	50,000	43,527
US Bancorp 4.481% 1/26/2032 (c)	50,000	49,254
US Bancorp 4.653% 2/1/2029 (c)	240,000	240,168
US Bancorp 4.839% 2/1/2034 (c)	150,000	148,008
US Bancorp 5.033% 1/26/2037 (c)(d)	130,000	128,146
US Bancorp 5.046% 2/12/2031 (c)	130,000	131,242
US Bancorp 5.775% 6/12/2029 (c)(d)	270,000	275,632
US Bancorp 5.836% 6/12/2034 (c)	60,000	62,559
US Bancorp 5.85% 10/21/2033 (c)	70,000	73,014
Wachovia Corp 5.5% 8/1/2035	140,000	141,569
Wells Fargo & Co 2.572% 2/11/2031 (c)(d)	690,000	638,812
Wells Fargo & Co 3.068% 4/30/2041 (c)	100,000	76,366
Wells Fargo & Co 3.584% 5/22/2028 (c)	82,000	81,315
Wells Fargo & Co 4.182% 1/23/2030 (c)	70,000	69,082
Wells Fargo & Co 4.611% 4/25/2053 (c)	250,000	210,086
Wells Fargo & Co 4.75% 12/7/2046 (d)	257,000	218,790
Wells Fargo & Co 4.897% 7/25/2033 (c)	130,000	129,175
Wells Fargo & Co 4.96% 1/23/2037 (c)	250,000	244,070
Wells Fargo & Co 4.97% 4/23/2029 (c)	740,000	743,611
Wells Fargo & Co 5.013% 4/4/2051 (c)	130,000	116,496
Wells Fargo & Co 5.15% 4/23/2031 (c)	100,000	101,050
Wells Fargo & Co 5.244% 1/24/2031 (c)	400,000	405,464
Wells Fargo & Co 5.375% 2/7/2035	100,000	102,817
Wells Fargo & Co 5.389% 4/24/2034 (c)	280,000	284,269
Wells Fargo & Co 5.433% 1/23/2047 (c)	70,000	67,232
Wells Fargo & Co 5.557% 7/25/2034 (c)	200,000	204,812
Wells Fargo & Co 5.574% 7/25/2029 (c)	200,000	203,378
Wells Fargo & Co 5.605% 4/23/2036 (c)	100,000	102,502
Wells Fargo & Co 5.606% 1/15/2044	180,000	173,361
Wells Fargo & Co 6.491% 10/23/2034 (c)	430,000	464,117
		30,550,364
Capital Markets - 1.7%
Ameriprise Financial Inc 5.15% 5/15/2033	40,000	40,472
Apollo Debt Solutions BDC 6.55% 3/15/2032	100,000	100,856
Ares Capital Corp 2.15% 7/15/2026	234,000	233,762
Ares Capital Corp 2.875% 6/15/2027	120,000	117,689
Ares Capital Corp 3.2% 11/15/2031 (d)	50,000	43,872
Ares Capital Corp 5.100% 1/15/2031	40,000	38,694
Ares Capital Corp 5.25% 4/12/2031	40,000	38,864
Ares Capital Corp 5.5% 9/1/2030	30,000	29,631
Ares Capital Corp 5.55% 1/15/2030	100,000	99,441
Ares Capital Corp 5.8% 3/8/2032 (d)	50,000	49,548
Ares Capital Corp 5.95% 7/15/2029	70,000	70,703
Ares Strategic Income Fund 4.85% 1/15/2029	70,000	68,574
Ares Strategic Income Fund 5.55% 4/15/2031	80,000	77,627
Ares Strategic Income Fund 5.6% 2/15/2030	140,000	137,581
Ares Strategic Income Fund 6.2% 3/21/2032	50,000	49,446
Bank of New York Mellon Corp/The 1.8% 7/28/2031	80,000	69,797
Bank of New York Mellon Corp/The 3.85% 4/28/2028	27,000	26,813
Bank of New York Mellon Corp/The 4.54% 4/23/2032 (c)	50,000	49,519
Bank of New York Mellon Corp/The 4.543% 2/1/2029 (c)	240,000	240,216
Bank of New York Mellon Corp/The 4.942% 2/11/2031 (c)	60,000	60,511
Bank of New York Mellon Corp/The 4.967% 4/26/2034 (c)	120,000	119,864
Bank of New York Mellon Corp/The 4.975% 3/14/2030 (c)(d)	150,000	151,287
Bank of New York Mellon Corp/The 5.085% 4/23/2037 (c)	150,000	148,615
Bank of New York Mellon Corp/The 5.316% 6/6/2036 (c)	60,000	60,761
Bank of New York Mellon Corp/The 5.802% 10/25/2028 (c)	110,000	111,914
Bank of New York Mellon Corp/The 6.474% 10/25/2034 (c)	140,000	152,239
BlackRock Funding Inc 4.6% 7/26/2027	30,000	30,097
BlackRock Funding Inc 5.25% 3/14/2054	100,000	94,194
BlackRock Funding Inc 5.35% 1/8/2055	30,000	28,625
Blackrock Inc 1.9% 1/28/2031 (d)	200,000	178,406
Blackrock Inc 2.1% 2/25/2032	50,000	43,765
Blackrock Inc 4.75% 5/25/2033	160,000	160,205
Blackstone Private Credit Fund 5.05% 9/10/2030	50,000	47,847
Blackstone Private Credit Fund 5.25% 4/1/2030	70,000	67,978
Blackstone Private Credit Fund 5.35% 3/12/2031	50,000	48,075
Blackstone Private Credit Fund 5.95% 7/16/2029	100,000	100,037
Blackstone Private Credit Fund 6% 1/29/2032	40,000	39,422
Blackstone Private Credit Fund 6% 11/22/2034	30,000	28,875
Blackstone Private Credit Fund 7.3% 11/27/2028	50,000	51,588
Blackstone Secured Lending Fund 5.35% 4/13/2028	100,000	99,673
Blue Owl Capital Corp 5.95% 3/15/2029	150,000	149,997
Charles Schwab Corp/The 1.65% 3/11/2031	70,000	61,191
Charles Schwab Corp/The 2% 3/20/2028	215,000	206,382
Charles Schwab Corp/The 3.2% 3/2/2027 (d)	350,000	347,591
Charles Schwab Corp/The 4.343% 11/14/2031 (c)	70,000	68,842
Charles Schwab Corp/The 4.744% 5/21/2030 (c)	150,000	150,283
Charles Schwab Corp/The 4.914% 11/14/2036 (c)	50,000	48,788
Charles Schwab Corp/The 5.493% 5/21/2037 (c)	70,000	70,944
Charles Schwab Corp/The 6.136% 8/24/2034 (c)	170,000	180,615
Charles Schwab Corp/The 6.196% 11/17/2029 (c)	60,000	62,056
CME Group Inc 2.65% 3/15/2032	70,000	63,223
CME Group Inc 3.75% 6/15/2028	110,000	108,873
CME Group Inc 5.3% 9/15/2043	40,000	39,471
Franklin Resources Inc 2.95% 8/12/2051	30,000	18,767
Goldman Sachs Group Inc/The 2.615% 4/22/2032 (c)	255,000	229,013
Goldman Sachs Group Inc/The 3.691% 6/5/2028 (c)	440,000	436,256
Goldman Sachs Group Inc/The 4.017% 10/31/2038 (c)	887,000	778,296
Goldman Sachs Group Inc/The 4.148% 1/21/2029 (c)	100,000	99,139
Goldman Sachs Group Inc/The 4.153% 10/21/2029 (c)	1,170,000	1,153,503
Goldman Sachs Group Inc/The 4.223% 5/1/2029 (c)	60,000	59,479
Goldman Sachs Group Inc/The 4.369% 10/21/2031 (c)	40,000	39,121
Goldman Sachs Group Inc/The 4.411% 4/23/2039 (c)	230,000	207,994
Goldman Sachs Group Inc/The 4.516% 1/21/2032 (c)	100,000	98,113
Goldman Sachs Group Inc/The 4.75% 10/21/2045	28,000	24,723
Goldman Sachs Group Inc/The 4.937% 4/23/2028 (c)	400,000	401,140
Goldman Sachs Group Inc/The 4.972% 6/3/2032 (c)	340,000	339,804
Goldman Sachs Group Inc/The 5.065% 1/21/2037 (c)	320,000	312,432
Goldman Sachs Group Inc/The 5.094% 4/20/2034 (c)	100,000	99,599
Goldman Sachs Group Inc/The 5.15% 5/22/2045	20,000	18,226
Goldman Sachs Group Inc/The 5.207% 1/28/2031 (c)	200,000	202,155
Goldman Sachs Group Inc/The 5.425% 6/3/2037 (c)	10,000	10,034
Goldman Sachs Group Inc/The 5.536% 1/28/2036 (c)	300,000	304,675
Goldman Sachs Group Inc/The 5.541% 1/21/2047 (c)	120,000	116,068
Goldman Sachs Group Inc/The 5.561% 11/19/2045 (c)(d)	230,000	223,514
Goldman Sachs Group Inc/The 5.734% 1/28/2056 (c)	10,000	9,837
Goldman Sachs Group Inc/The 6.75% 10/1/2037	350,000	381,688
Golub Capital BDC Inc 6% 7/15/2029	50,000	50,047
HPS Corporate Lending Fund 5.45% 11/15/2030	80,000	77,337
HPS Corporate Lending Fund 5.65% 4/2/2031 (e)	50,000	48,530
HPS Corporate Lending Fund 5.95% 4/14/2032	20,000	19,568
HPS Corporate Lending Fund 6.25% 9/30/2029 (d)	40,000	40,271
HPS Corporate Lending Fund 6.75% 1/30/2029	20,000	20,351
Intercontinental Exchange Inc 1.85% 9/15/2032	180,000	151,413
Intercontinental Exchange Inc 2.65% 9/15/2040	80,000	57,850
Intercontinental Exchange Inc 3% 6/15/2050	138,000	89,798
Intercontinental Exchange Inc 3% 9/15/2060	40,000	23,387
Intercontinental Exchange Inc 3.75% 9/21/2028	50,000	49,078
Intercontinental Exchange Inc 4.6% 3/15/2033	240,000	235,368
Intercontinental Exchange Inc 4.95% 6/15/2052 (d)	130,000	117,389
Jefferies Financial Group Inc 2.75% 10/15/2032	100,000	85,434
Jefferies Financial Group Inc 4.15% 1/23/2030	40,000	38,645
Jefferies Financial Group Inc 4.85% 1/15/2027	100,000	100,075
Jefferies Financial Group Inc 5.5% 2/15/2036	300,000	289,497
Jefferies Financial Group Inc 5.875% 7/21/2028	140,000	142,699
Jefferies Financial Group Inc 6.2% 4/14/2034	10,000	10,235
Jefferies Financial Group Inc 6.5% 1/20/2043	20,000	20,083
Lazard Group LLC 4.5% 9/19/2028	100,000	99,244
Legg Mason Inc 5.625% 1/15/2044	20,000	19,608
LPL Holdings Inc 5.15% 6/15/2030	80,000	80,253
LPL Holdings Inc 5.65% 3/15/2035	40,000	39,753
LPL Holdings Inc 6.75% 11/17/2028	30,000	31,191
Moody's Corp 4.875% 12/17/2048	123,000	108,658
Moody's Corp 5% 8/5/2034	80,000	80,016
Morgan Stanley 2.699% 1/22/2031 (c)(d)	1,340,000	1,244,348
Morgan Stanley 3.591% 7/22/2028 (c)	210,000	207,702
Morgan Stanley 3.625% 1/20/2027	96,000	95,623
Morgan Stanley 3.772% 1/24/2029 (c)(d)	300,000	295,923
Morgan Stanley 3.95% 4/23/2027	200,000	199,349
Morgan Stanley 3.971% 7/22/2038 (c)	120,000	105,247
Morgan Stanley 4.238% 1/9/2030 (c)	230,000	226,996
Morgan Stanley 4.375% 1/22/2047	148,000	123,605
Morgan Stanley 4.457% 4/22/2039 (c)(d)	295,000	271,890
Morgan Stanley 4.493% 1/16/2032 (c)	230,000	225,529
Morgan Stanley 4.809% 4/16/2032 (c)	100,000	99,223
Morgan Stanley 5.042% 7/19/2030 (c)	40,000	40,279
Morgan Stanley 5.073% 1/30/2037 (c)	100,000	97,793
Morgan Stanley 5.164% 4/20/2029 (c)	200,000	201,576
Morgan Stanley 5.192% 4/17/2031 (c)	90,000	90,948
Morgan Stanley 5.25% 4/21/2034 (c)	420,000	422,644
Morgan Stanley 5.296% 4/10/2037 (c)	100,000	99,503
Morgan Stanley 5.297% 4/20/2037 (c)	140,000	139,426
Morgan Stanley 5.32% 7/19/2035 (c)	40,000	40,193
Morgan Stanley 5.424% 7/21/2034 (c)	530,000	538,221
Morgan Stanley 5.516% 11/19/2055 (c)	210,000	202,814
Morgan Stanley 5.587% 1/18/2036 (c)	50,000	51,054
Morgan Stanley 5.597% 3/24/2051 (c)	90,000	88,241
Morgan Stanley 5.664% 4/17/2036 (c)	90,000	92,393
Morgan Stanley 5.948% 1/19/2038 (c)	190,000	195,486
Morgan Stanley 6.342% 10/18/2033 (c)(d)	320,000	341,149
Morgan Stanley 6.375% 7/24/2042	190,000	206,633
MSCI Inc 5.25% 9/1/2035 (d)	80,000	78,307
Nasdaq Inc 2.5% 12/21/2040	100,000	70,265
Nasdaq Inc 5.35% 6/28/2028	90,000	91,197
Nasdaq Inc 5.55% 2/15/2034	40,000	41,149
Nasdaq Inc 5.95% 8/15/2053	8,000	8,097
Nasdaq Inc 6.1% 6/28/2063	40,000	40,608
Northern Trust Corp 1.95% 5/1/2030	220,000	200,213
Raymond James Financial Inc 4.9% 9/11/2035	30,000	29,256
Raymond James Financial Inc 4.95% 7/15/2046	70,000	62,530
Raymond James Financial Inc 5.65% 9/11/2055	20,000	19,440
S&P Global Inc 2.3% 8/15/2060	100,000	49,085
S&P Global Inc 2.45% 3/1/2027	590,000	582,905
S&P Global Inc 2.9% 3/1/2032	150,000	136,000
S&P Global Inc 4.75% 8/1/2028	140,000	140,701
S&P Global Inc 4.8% 12/4/2035 (e)	70,000	68,261
Sixth Street Specialty Lending Inc 6.125% 3/1/2029 (d)	30,000	30,343
State Street Corp 1.684% 11/18/2027 (c)	204,000	201,950
State Street Corp 4.558% 4/23/2032 (c)	200,000	197,710
State Street Corp 4.729% 2/28/2030	100,000	100,697
State Street Corp 4.784% 10/23/2036 (c)	70,000	68,000
State Street Corp 4.821% 1/26/2034 (c)	100,000	99,224
State Street Corp 4.834% 4/24/2030	90,000	90,901
State Street Corp 5.094% 4/24/2037 (c)	50,000	49,548
State Street Corp 5.146% 2/28/2036 (c)	70,000	70,124
State Street Corp 5.684% 11/21/2029 (c)	110,000	112,871
State Street Corp 6.123% 11/21/2034 (c)	30,000	31,606
		21,269,469
Consumer Finance - 0.6%
Ally Financial Inc 5.548% 7/31/2033 (c)	50,000	49,587
Ally Financial Inc 6.184% 7/26/2035 (c)(d)	70,000	71,151
Ally Financial Inc 6.848% 1/3/2030 (c)	120,000	124,756
Ally Financial Inc 6.992% 6/13/2029 (c)	120,000	124,427
American Express Co 2.55% 3/4/2027	100,000	98,893
American Express Co 3.3% 5/3/2027	30,000	29,758
American Express Co 4.05% 12/3/2042	160,000	135,496
American Express Co 4.351% 7/20/2029 (c)	300,000	298,467
American Express Co 4.444% 5/3/2030 (c)	30,000	29,815
American Express Co 4.456% 2/10/2032 (c)	200,000	197,050
American Express Co 4.804% 10/24/2036 (c)	100,000	96,836
American Express Co 4.989% 5/26/2033 (c)	30,000	29,835
American Express Co 5.043% 5/1/2034 (c)	90,000	90,145
American Express Co 5.442% 1/30/2036 (c)	110,000	112,245
American Express Co 5.532% 4/25/2030 (c)(d)	270,000	275,998
Capital One Financial Corp 3.8% 1/31/2028	251,000	247,891
Capital One Financial Corp 4.493% 9/11/2031 (c)(d)	260,000	255,110
Capital One Financial Corp 5.399% 1/30/2037 (c)	110,000	108,555
Capital One Financial Corp 5.817% 2/1/2034 (c)	250,000	256,844
Capital One Financial Corp 6.377% 6/8/2034 (c)	100,000	105,814
Capital One Financial Corp 7.624% 10/30/2031 (c)	120,000	131,616
Ford Motor Credit Co LLC 2.9% 2/16/2028	330,000	318,718
Ford Motor Credit Co LLC 5.73% 9/5/2030	400,000	402,193
Ford Motor Credit Co LLC 5.918% 3/20/2028 (d)	290,000	293,560
Ford Motor Credit Co LLC 6.798% 11/7/2028	280,000	289,076
Ford Motor Credit Co LLC 6.8% 5/12/2028	310,000	318,850
Ford Motor Credit Co LLC 7.2% 6/10/2030 (d)	200,000	210,785
John Deere Capital Corp 2.8% 7/18/2029	220,000	209,807
John Deere Capital Corp 4.125% 1/18/2029	150,000	149,066
John Deere Capital Corp 4.375% 10/15/2030	80,000	79,517
John Deere Capital Corp 4.375% 4/15/2031	200,000	197,941
John Deere Capital Corp 4.55% 6/5/2030	370,000	370,466
John Deere Capital Corp 4.85% 10/11/2029 (d)	400,000	406,213
John Deere Capital Corp 5.05% 6/12/2034	50,000	50,530
PACCAR Financial Corp 4% 9/26/2029	160,000	158,347
Synchrony Financial 3.95% 12/1/2027	150,000	148,478
Synchrony Financial 5.15% 3/19/2029	159,000	159,024
Toyota Motor Credit Corp 2.15% 2/13/2030	100,000	91,903
Toyota Motor Credit Corp 4.05% 3/13/2029	270,000	266,911
Toyota Motor Credit Corp 4.2% 1/10/2031	50,000	49,101
Toyota Motor Credit Corp 4.55% 8/9/2029	80,000	79,969
Toyota Motor Credit Corp 4.6% 10/10/2031	50,000	49,769
Toyota Motor Credit Corp 4.7% 1/12/2033	70,000	69,647
Toyota Motor Credit Corp 4.8% 1/11/2036 (d)	50,000	49,006
Toyota Motor Credit Corp 4.8% 1/5/2034	120,000	118,971
Toyota Motor Credit Corp 5.45% 11/10/2027	380,000	385,669
Toyota Motor Credit Corp 5.55% 11/20/2030	10,000	10,348
		7,804,154
Financial Services - 0.6%
Aon Corp / Aon Global Holdings PLC 3.9% 2/28/2052	20,000	14,793
Aon Corp / Aon Global Holdings PLC 5.35% 2/28/2033	200,000	204,223
Apollo Global Management Inc 5.15% 8/12/2035 (d)	200,000	194,396
Berkshire Hathaway Inc 4.5% 2/11/2043	33,000	29,742
Blackstone Reg Finance Co LLC 4.3% 11/3/2030	30,000	29,470
Blackstone Reg Finance Co LLC 4.95% 2/15/2036	60,000	58,234
Blue Owl Credit Income Corp 5.8% 3/15/2030	50,000	48,715
Blue Owl Credit Income Corp 6.6% 9/15/2029	80,000	80,515
Blue Owl Credit Income Corp 6.65% 3/15/2031	70,000	69,946
BP Capital Markets America Inc 3% 2/24/2050	240,000	155,443
BP Capital Markets America Inc 3.001% 3/17/2052	100,000	63,671
BP Capital Markets America Inc 3.379% 2/8/2061	20,000	12,879
BP Capital Markets America Inc 4.234% 11/6/2028	400,000	397,410
BP Capital Markets America Inc 4.812% 2/13/2033 (d)	300,000	298,669
BP Capital Markets America Inc 5.017% 11/17/2027	60,000	60,536
BP Capital Markets America Inc 5.227% 11/17/2034 (d)	180,000	182,360
CNH Industrial Capital LLC 4.375% 3/7/2031	50,000	48,934
CNH Industrial Capital LLC 5.5% 1/12/2029	120,000	122,249
Corebridge Financial Inc 3.85% 4/5/2029	80,000	78,185
Corebridge Financial Inc 3.9% 4/5/2032	80,000	75,070
Corebridge Financial Inc 4.35% 4/5/2042	20,000	16,868
Corebridge Financial Inc 5.75% 1/15/2034	40,000	41,088
Corebridge Financial Inc 6.875% 12/15/2052 (c)	100,000	101,449
CRH SMW Finance DAC 5.125% 1/9/2030	300,000	303,942
DH Europe Finance II Sarl 2.6% 11/15/2029	80,000	75,011
DH Europe Finance II Sarl 3.4% 11/15/2049	50,000	35,556
Equitable Holdings Inc 4.35% 4/20/2028	120,000	119,214
Equitable Holdings Inc 5% 4/20/2048	60,000	52,435
Equitable Holdings Inc 6.7% 3/28/2055 (c)	20,000	20,549
FedEx Corp 2020-1 Class AA Pass Through Trust equipment trust certificate 1.875% 8/20/2035	27,530	23,791
Fidelity National Information Services Inc 2.25% 3/1/2031	200,000	177,188
Fidelity National Information Services Inc 4.8% 3/10/2031	240,000	237,376
Fiserv Inc 3.5% 7/1/2029	80,000	76,778
Fiserv Inc 4.55% 2/15/2031	300,000	292,866
Fiserv Inc 5.25% 8/11/2035	30,000	29,225
Global Payments Inc 4.15% 8/15/2049	20,000	14,592
Global Payments Inc 4.875% 11/15/2030	140,000	137,630
Global Payments Inc 5.4% 8/15/2032 (d)	140,000	139,453
Global Payments Inc 5.55% 11/15/2035	100,000	96,943
Global Payments Inc 5.95% 8/15/2052	20,000	18,944
Goldman Sachs Private Credit Corp 5.875% 5/6/2028	30,000	30,156
HA Sustainable Infrastructure Capital Inc 6.75% 7/15/2035	70,000	72,764
Jackson Financial Inc 4% 11/23/2051	40,000	27,459
Jackson Financial Inc 6.15% 1/15/2037	50,000	49,875
Mastercard Inc 2% 11/18/2031 (d)	240,000	211,979
Mastercard Inc 2.95% 6/1/2029	50,000	48,149
Mastercard Inc 3.35% 3/26/2030	103,000	99,029
Mastercard Inc 3.85% 3/26/2050	115,000	89,101
Mastercard Inc 4.55% 1/15/2035	140,000	136,447
Mastercard Inc 5% 6/8/2036	200,000	199,287
National Rural Utilities Cooperative Finance Corp 4.15% 12/15/2032	170,000	163,581
National Rural Utilities Cooperative Finance Corp 4.85% 2/7/2029	100,000	100,625
National Rural Utilities Cooperative Finance Corp 5.8% 1/15/2033	60,000	62,987
PayPal Holdings Inc 2.3% 6/1/2030	230,000	210,317
PayPal Holdings Inc 4.4% 6/1/2032	100,000	97,318
PayPal Holdings Inc 5.25% 6/1/2062	30,000	26,182
PayPal Holdings Inc 5.5% 6/1/2054	80,000	73,332
Rexford Industrial Realty LP 2.125% 12/1/2030	60,000	53,201
Sixth Street Lending Partners 6.5% 3/11/2029	50,000	51,054
Visa Inc 1.1% 2/15/2031	250,000	216,220
Visa Inc 2.05% 4/15/2030 (d)	350,000	321,762
Visa Inc 2.7% 4/15/2040 (d)	150,000	113,729
Visa Inc 4.15% 12/14/2035	38,000	36,269
Visa Inc 4.7% 2/12/2036	200,000	197,698
Voya Financial Inc 4.7% 1/23/2048 (c)	20,000	19,652
Voya Financial Inc 5.05% 3/2/2036	80,000	77,811
Western Union Co/The 6.2% 11/17/2036	20,000	20,660
		7,042,982
Insurance - 0.8%
AFLAC Inc 3.6% 4/1/2030	224,000	216,105
Allstate Corp/The 1.45% 12/15/2030	110,000	95,734
Allstate Corp/The 4.2% 12/15/2046	30,000	24,292
Allstate Corp/The 5.55% 5/9/2035	156,000	160,328
American International Group Inc 4.375% 6/30/2050	240,000	198,722
American International Group Inc 4.5% 7/16/2044	25,000	21,795
American International Group Inc 4.75% 4/1/2048	100,000	88,073
Aon Corp 3.75% 5/2/2029	120,000	117,094
Aon Global Ltd 4.75% 5/15/2045	50,000	43,901
Aon North America Inc 5.45% 3/1/2034	250,000	255,047
Aon North America Inc 5.75% 3/1/2054	50,000	49,053
Arch Capital Group Ltd 5.95% 6/15/2056	50,000	50,455
Arch Capital Group Ltd 7.35% 5/1/2034	20,000	22,816
Arthur J Gallagher & Co 3.5% 5/20/2051	150,000	103,432
Arthur J Gallagher & Co 4.85% 12/15/2029	60,000	60,438
Arthur J Gallagher & Co 5.15% 2/15/2035	90,000	89,362
Arthur J Gallagher & Co 5.55% 2/15/2055	43,000	40,752
Arthur J Gallagher & Co 5.75% 3/2/2053	45,000	43,711
Arthur J Gallagher & Co 6.75% 2/15/2054	30,000	32,925
Assurant Inc 4.9% 3/27/2028	60,000	60,062
Assured Guaranty US Holdings Inc 6.125% 9/15/2028	70,000	71,975
Athene Holding Ltd 3.5% 1/15/2031	20,000	18,735
Athene Holding Ltd 4.125% 1/12/2028	84,000	83,194
Athene Holding Ltd 6.15% 4/3/2030 (d)	180,000	186,669
Athene Holding Ltd 6.625% 10/15/2054 (c)	40,000	38,435
Athene Holding Ltd 6.625% 5/19/2055 (d)	100,000	97,240
Athene Holding Ltd 6.65% 2/1/2033	100,000	105,431
Baylor Scott & White Holdings 2.839% 11/15/2050	120,000	76,060
Berkshire Hathaway Fin Corp 1.45% 10/15/2030 (d)	300,000	266,279
Berkshire Hathaway Fin Corp 1.85% 3/12/2030 (d)	170,000	155,705
Berkshire Hathaway Fin Corp 2.85% 10/15/2050	220,000	139,860
Berkshire Hathaway Fin Corp 2.875% 3/15/2032	150,000	138,653
Berkshire Hathaway Fin Corp 3.85% 3/15/2052 (d)	20,000	15,132
Berkshire Hathaway Fin Corp 4.2% 8/15/2048	243,000	198,513
Brighthouse Financial Inc 3.85% 12/22/2051	50,000	28,645
Brighthouse Financial Inc 5.625% 5/15/2030 (d)	80,000	80,723
Brown & Brown Inc 4.2% 3/17/2032	110,000	104,580
Brown & Brown Inc 4.7% 6/23/2028	100,000	99,952
Brown & Brown Inc 4.9% 6/23/2030	90,000	89,849
Brown & Brown Inc 5.55% 6/23/2035	50,000	49,892
Brown & Brown Inc 6.25% 6/23/2055	70,000	70,602
Chubb INA Holdings LLC 1.375% 9/15/2030	350,000	306,794
Chubb INA Holdings LLC 3.05% 12/15/2061	120,000	73,025
Chubb INA Holdings LLC 4.35% 11/3/2045	128,000	109,721
Chubb INA Holdings LLC 5.3% 5/20/2036	100,000	101,020
CNA Financial Corp 3.9% 5/1/2029	160,000	156,378
CNA Financial Corp 5.2% 8/15/2035	20,000	19,653
First American Financial Corp 2.4% 8/15/2031	60,000	52,293
Globe Life Inc 2.15% 8/15/2030	50,000	45,099
Hartford Insurance Group Inc/The 2.9% 9/15/2051	30,000	18,968
Hartford Insurance Group Inc/The 4.4% 3/15/2048	70,000	58,469
Hartford Insurance Group Inc/The 6.1% 10/1/2041	30,000	31,523
Lincoln National Corp 5.35% 11/15/2035 (d)	110,000	107,500
Markel Group Inc 3.35% 9/17/2029	30,000	28,778
Markel Group Inc 3.5% 11/1/2027	100,000	98,542
Markel Group Inc 4.15% 9/17/2050	40,000	30,754
Markel Group Inc 5% 5/20/2049	50,000	43,877
Markel Group Inc 6% 5/16/2054	20,000	20,014
Marsh & McLennan Cos Inc 4.2% 3/1/2048	110,000	88,828
Marsh & McLennan Cos Inc 4.65% 3/15/2030	70,000	69,929
Marsh & McLennan Cos Inc 4.85% 11/15/2031	70,000	70,136
Marsh & McLennan Cos Inc 4.9% 3/15/2049	70,000	62,269
Marsh & McLennan Cos Inc 4.95% 3/15/2036	100,000	98,325
Marsh & McLennan Cos Inc 5% 3/15/2035	110,000	108,919
Marsh & McLennan Cos Inc 5.35% 11/15/2044	40,000	38,239
Marsh & McLennan Cos Inc 5.4% 3/15/2055	50,000	47,258
Marsh & McLennan Cos Inc 5.45% 3/15/2053	40,000	37,959
Marsh & McLennan Cos Inc 5.7% 9/15/2053	40,000	39,655
Marsh & McLennan Cos Inc 5.75% 11/1/2032	100,000	104,751
MetLife Inc 4.05% 3/1/2045	18,000	14,717
MetLife Inc 4.55% 3/23/2030 (d)	1,050,000	1,052,153
MetLife Inc 4.875% 11/13/2043	100,000	92,131
MetLife Inc 5.25% 1/15/2054 (d)	140,000	130,817
MetLife Inc 6.35% 3/15/2055 (c)	10,000	10,248
MetLife Inc 6.4% 12/15/2066 (c)	100,000	101,889
Principal Financial Group Inc 4.35% 5/15/2043	30,000	25,387
Principal Financial Group Inc 5.3% 1/15/2037	10,000	9,906
Principal Financial Group Inc 5.375% 3/15/2033	120,000	122,409
Progressive Corp/The 3.2% 3/26/2030	100,000	95,338
Progressive Corp/The 4.2% 3/15/2048	135,000	110,401
Progressive Corp/The 4.6% 3/26/2031	200,000	199,331
Prudential Financial Inc 3.878% 3/27/2028	23,000	22,773
Prudential Financial Inc 3.935% 12/7/2049	38,000	28,859
Prudential Financial Inc 4.35% 2/25/2050	285,000	230,695
Prudential Financial Inc 4.5% 9/15/2047 (c)	110,000	108,652
Prudential Financial Inc 5.125% 3/1/2052 (c)	50,000	49,011
Prudential Financial Inc 5.2% 3/14/2035	30,000	30,093
Prudential Financial Inc 6% 9/1/2052 (c)	70,000	71,199
Prudential Financial Inc 6.5% 3/15/2054 (c)	60,000	62,112
Reinsurance Group of America Inc 3.95% 9/15/2026	50,000	49,970
Reinsurance Group of America Inc 5.75% 9/15/2034	100,000	102,331
Reinsurance Group of America Inc 6% 9/15/2033	30,000	31,283
Selective Insurance Group Inc 5.9% 4/15/2035 (d)	40,000	41,414
Travelers Companies Inc/The 2.55% 4/27/2050	200,000	120,358
Travelers Companies Inc/The 4% 5/30/2047	32,000	25,561
Travelers Companies Inc/The 4.1% 3/4/2049	50,000	40,171
Travelers Companies Inc/The 5.05% 7/24/2035	190,000	189,512
Travelers Companies Inc/The 5.7% 7/24/2055	40,000	40,224
Unum Group 4% 6/15/2029	100,000	97,854
Unum Group 4.125% 6/15/2051	20,000	14,946
Unum Group 5.25% 12/15/2035	30,000	29,535
Unum Group 6% 6/15/2054	30,000	29,459
Willis North America Inc 2.95% 9/15/2029	250,000	236,767
Willis North America Inc 5.15% 3/15/2036	60,000	58,829
Willis North America Inc 5.35% 5/15/2033	20,000	20,256
Willis North America Inc 5.9% 3/5/2054 (d)	40,000	39,536
		9,695,024
TOTAL FINANCIALS		76,361,993
Health Care - 2.9%
Biotechnology - 0.4%
AbbVie Inc 2.95% 11/21/2026	50,000	49,757
AbbVie Inc 3.2% 11/21/2029	80,000	76,603
AbbVie Inc 4.05% 11/21/2039	50,000	44,060
AbbVie Inc 4.125% 3/15/2031	200,000	195,705
AbbVie Inc 4.25% 11/21/2049	390,000	318,373
AbbVie Inc 4.3% 5/14/2036 (d)	140,000	132,176
AbbVie Inc 4.5% 5/14/2035	440,000	423,937
AbbVie Inc 4.55% 3/15/2035	80,000	77,589
AbbVie Inc 4.7% 5/14/2045	120,000	107,548
AbbVie Inc 4.8% 3/15/2029	150,000	151,163
AbbVie Inc 4.875% 11/14/2048	100,000	89,862
AbbVie Inc 5.05% 3/15/2034	220,000	222,373
AbbVie Inc 5.4% 3/15/2054	150,000	144,144
AbbVie Inc 5.55% 3/15/2056	190,000	186,925
Amgen Inc 3% 1/15/2052	30,000	19,312
Amgen Inc 3.15% 2/21/2040 (d)	410,000	319,664
Amgen Inc 3.2% 11/2/2027	56,000	55,145
Amgen Inc 3.375% 2/21/2050	110,000	77,703
Amgen Inc 4.2% 3/1/2033	260,000	249,794
Amgen Inc 4.4% 5/1/2045	102,000	86,413
Amgen Inc 4.663% 6/15/2051 (d)	190,000	161,432
Amgen Inc 4.875% 3/1/2053	50,000	43,516
Amgen Inc 5.15% 3/2/2028	480,000	484,574
Amgen Inc 5.25% 3/2/2033	100,000	101,759
Amgen Inc 5.65% 3/2/2053	232,000	225,806
Amgen Inc 5.75% 3/2/2063	140,000	135,758
Amgen Inc 6.4% 2/1/2039	100,000	108,092
Biogen Inc 3.25% 2/15/2051	270,000	177,750
Gilead Sciences Inc 1.65% 10/1/2030	150,000	133,011
Gilead Sciences Inc 2.8% 10/1/2050	180,000	113,598
Gilead Sciences Inc 4% 9/1/2036	40,000	36,640
Gilead Sciences Inc 4.15% 3/1/2047	60,000	49,084
Gilead Sciences Inc 4.5% 2/1/2045	311,000	270,578
Gilead Sciences Inc 4.6% 5/20/2031	200,000	199,360
Gilead Sciences Inc 4.8% 11/15/2029 (d)	220,000	222,190
Gilead Sciences Inc 5.5% 11/15/2054 (d)	80,000	78,175
		5,569,569
Health Care Equipment & Supplies - 0.3%
Abbott Laboratories 3.7% 3/9/2029	200,000	196,170
Abbott Laboratories 4% 3/15/2031	200,000	194,910
Abbott Laboratories 4.3% 3/15/2033	200,000	193,992
Abbott Laboratories 4.65% 3/15/2036	200,000	194,186
Abbott Laboratories 4.75% 11/30/2036	180,000	175,671
Abbott Laboratories 4.9% 11/30/2046	160,000	147,126
Abbott Laboratories 5.5% 3/15/2056	260,000	254,633
Augusta SpinCo Corp 4.656% 3/23/2031	100,000	99,237
Augusta SpinCo Corp 5.245% 3/23/2036	30,000	30,022
Baxter International Inc 1.915% 2/1/2027	79,000	77,690
Baxter International Inc 2.539% 2/1/2032	180,000	154,944
Baxter International Inc 3.132% 12/1/2051	20,000	11,965
Baxter International Inc 5.65% 12/15/2035 (d)	60,000	59,515
Becton Dickinson & Co 2.823% 5/20/2030 (d)	150,000	140,034
Becton Dickinson & Co 3.7% 6/6/2027	52,000	51,661
Becton Dickinson & Co 5.11% 2/8/2034	200,000	200,700
Boston Scientific Corp 4% 3/1/2029	100,000	98,453
Boston Scientific Corp 4.7% 3/1/2049	140,000	124,863
GE HealthCare Technologies Inc 5.5% 6/15/2035	140,000	142,308
GE HealthCare Technologies Inc 5.857% 3/15/2030	100,000	103,613
GE HealthCare Technologies Inc 5.905% 11/22/2032	140,000	147,272
Medtronic Inc 4.625% 3/15/2045 (d)	168,000	150,473
Solventum Corp 5.6% 3/23/2034	200,000	204,689
Stryker Corp 2.9% 6/15/2050	140,000	91,019
Stryker Corp 4.625% 9/11/2034 (d)	100,000	97,646
Stryker Corp 4.85% 2/10/2030	110,000	110,828
Zimmer Biomet Holdings Inc 5.05% 2/19/2030	200,000	202,692
		3,656,312
Health Care Providers & Services - 1.2%
Aetna Inc 4.75% 3/15/2044	60,000	51,562
Aetna Inc 6.625% 6/15/2036	60,000	65,350
AHS Hospital Corp 2.78% 7/1/2051	250,000	155,017
Allina Health System 3.887% 4/15/2049	20,000	15,185
Ascension Health 4.078% 11/15/2028	46,000	45,574
Ascension Health 4.294% 11/15/2030	55,000	54,178
Ascension Health 4.923% 11/15/2035	404,000	399,004
Banner Health 2.913% 1/1/2051	100,000	60,928
Baptist Healthcare System Obligated Group 3.54% 8/15/2050	100,000	71,691
Cardinal Health Inc 3.41% 6/15/2027	67,000	66,372
Cardinal Health Inc 4.5% 9/15/2030 (d)	370,000	366,938
Cardinal Health Inc 5.45% 2/15/2034	110,000	112,500
Cencora Inc 4.25% 3/1/2045	20,000	16,579
Cencora Inc 4.85% 12/15/2029	30,000	30,181
Cencora Inc 4.9% 2/13/2036	100,000	97,431
Cencora Inc 5.125% 2/15/2034	110,000	110,390
Cencora Inc 5.15% 2/15/2035	30,000	29,957
Children's Hospital of Philadelphia/The 2.704% 7/1/2050	79,000	49,066
Cigna Group/The 4.375% 10/15/2028	30,000	29,876
Cigna Group/The 4.5% 9/15/2030	290,000	288,185
Cigna Group/The 4.8% 7/15/2046 (d)	465,000	408,949
Cigna Group/The 4.8% 8/15/2038	200,000	189,541
Cigna Group/The 4.9% 12/15/2048	30,000	26,413
Cigna Group/The 5.25% 1/15/2036	50,000	50,128
Cigna Group/The 5.6% 2/15/2054	20,000	19,402
CommonSpirit Health 3.91% 10/1/2050	145,000	107,655
CommonSpirit Health 4.35% 11/1/2042	100,000	86,537
CommonSpirit Health 4.352% 9/1/2030	35,000	34,216
CommonSpirit Health 4.975% 9/1/2035	13,000	12,611
CommonSpirit Health 5.318% 12/1/2034	100,000	100,139
CommonSpirit Health 5.662% 9/1/2055	9,000	8,718
Corewell Health Obligated Group 3.487% 7/15/2049	97,000	69,325
CVS Health Corp 1.875% 2/28/2031 (d)	250,000	219,276
CVS Health Corp 3% 8/15/2026	20,000	19,961
CVS Health Corp 3.25% 8/15/2029	195,000	186,731
CVS Health Corp 3.625% 4/1/2027	170,000	169,011
CVS Health Corp 3.75% 4/1/2030 (d)	630,000	609,155
CVS Health Corp 4.25% 4/1/2050	480,000	375,642
CVS Health Corp 4.3% 3/25/2028	264,000	262,594
CVS Health Corp 5% 1/30/2029	40,000	40,362
CVS Health Corp 5% 9/15/2032 (d)	100,000	100,223
CVS Health Corp 5.05% 3/25/2048	131,000	115,709
CVS Health Corp 5.25% 2/21/2033 (d)	250,000	254,164
CVS Health Corp 5.3% 6/1/2033	70,000	71,003
CVS Health Corp 5.45% 9/15/2035	110,000	111,423
CVS Health Corp 5.55% 6/1/2031	100,000	102,981
CVS Health Corp 5.625% 2/21/2053	130,000	122,769
CVS Health Corp 6% 6/1/2063	90,000	87,937
CVS Health Corp 6.05% 6/1/2054	50,000	50,022
Elevance Health Inc 2.25% 5/15/2030	270,000	246,992
Elevance Health Inc 3.65% 12/1/2027	320,000	316,280
Elevance Health Inc 4% 9/15/2028	100,000	98,832
Elevance Health Inc 4.101% 3/1/2028	50,000	49,653
Elevance Health Inc 4.375% 12/1/2047 (d)	175,000	143,700
Elevance Health Inc 4.55% 3/1/2048 (d)	250,000	210,852
Elevance Health Inc 4.625% 5/15/2042	140,000	124,312
Elevance Health Inc 5.2% 2/15/2035 (d)	140,000	140,300
Elevance Health Inc 5.7% 2/15/2055	10,000	9,719
Elevance Health Inc 5.7% 9/15/2055	90,000	87,662
Franciscan Missionaries of Our Lady Health System Inc 3.914% 7/1/2049	120,000	90,644
HCA Inc 4.3% 11/15/2030 (d)	300,000	293,451
HCA Inc 4.5% 2/15/2027	1,013,000	1,012,538
HCA Inc 4.7% 5/15/2031	150,000	148,606
HCA Inc 5.25% 6/15/2049	100,000	89,848
HCA Inc 5.3% 5/15/2036	60,000	59,599
HCA Inc 5.5% 3/1/2032	250,000	255,438
HCA Inc 5.6% 4/1/2034	200,000	204,217
HCA Inc 5.7% 11/15/2055	30,000	28,583
HCA Inc 5.75% 3/1/2035	110,000	113,391
HCA Inc 6% 4/1/2054	300,000	296,347
HCA Inc 6.1% 4/1/2064	70,000	69,554
Humana Inc 3.95% 3/15/2027	445,000	443,313
Humana Inc 4.625% 12/1/2042	80,000	67,751
Humana Inc 5.75% 12/1/2028	70,000	71,519
Humana Inc 5.75% 4/15/2054 (d)	70,000	65,652
Humana Inc 6% 5/1/2055	70,000	67,851
Integris Baptist Medical Center Inc 3.875% 8/15/2050	83,000	61,490
Kaiser Foundation Hospitals 2.81% 6/1/2041	63,000	46,426
Kaiser Foundation Hospitals 3.266% 11/1/2049	80,000	55,524
Kaiser Foundation Hospitals 4.15% 5/1/2047	130,000	106,852
Mass General Brigham Inc 3.342% 7/1/2060	70,000	45,463
McKesson Corp 4.65% 5/30/2030	30,000	30,008
McKesson Corp 5.25% 5/30/2035	60,000	61,006
MyMichigan Health 3.409% 6/1/2050	33,000	23,046
New York and Presbyterian Hospital/The 4.024% 8/1/2045	80,000	65,904
Novant Health Inc 3.168% 11/1/2051	105,000	69,311
NYU Langone Hospitals 3.38% 7/1/2055	70,000	47,450
Orlando Health Obligated Group 3.327% 10/1/2050	57,000	40,060
PeaceHealth Obligated Group 4.335% 11/15/2028	10,000	9,916
PeaceHealth Obligated Group 4.855% 11/15/2032	20,000	19,847
Piedmont Healthcare Inc 2.719% 1/1/2042	37,000	26,120
Providence St Joseph Health Obligated Group 2.7% 10/1/2051	130,000	76,099
Quest Diagnostics Inc 5% 6/30/2036	100,000	98,360
Sutter Health 3.361% 8/15/2050	130,000	91,096
Sutter Health 5.537% 8/15/2035	390,000	401,708
Trinity Health Corp 2.632% 12/1/2040	50,000	36,259
UnitedHealth Group Inc 2.9% 5/15/2050	120,000	76,604
UnitedHealth Group Inc 3.05% 5/15/2041	230,000	173,531
UnitedHealth Group Inc 3.5% 8/15/2039 (d)	772,000	635,226
UnitedHealth Group Inc 3.7% 8/15/2049	40,000	29,520
UnitedHealth Group Inc 3.75% 10/15/2047	30,000	22,657
UnitedHealth Group Inc 4.25% 1/15/2029	100,000	99,497
UnitedHealth Group Inc 4.45% 12/15/2048	102,000	85,120
UnitedHealth Group Inc 4.625% 7/15/2035	100,000	96,740
UnitedHealth Group Inc 4.7% 4/15/2029	340,000	342,267
UnitedHealth Group Inc 4.95% 5/15/2062	90,000	77,039
UnitedHealth Group Inc 5% 4/15/2034	40,000	39,978
UnitedHealth Group Inc 5.05% 4/15/2053	100,000	89,886
UnitedHealth Group Inc 5.15% 7/15/2034	150,000	151,366
UnitedHealth Group Inc 5.25% 2/15/2028	90,000	91,202
UnitedHealth Group Inc 5.35% 2/15/2033	90,000	92,359
UnitedHealth Group Inc 5.5% 4/15/2064	100,000	93,545
UnitedHealth Group Inc 5.5% 7/15/2044	210,000	205,660
UnitedHealth Group Inc 5.625% 7/15/2054	250,000	244,467
UnitedHealth Group Inc 6.05% 2/15/2063	60,000	61,195
Universal Health Services Inc 4.625% 10/15/2029	100,000	98,708
West Virginia United Health System Obligated Group 3.129% 6/1/2050	70,000	44,870
		15,198,547
Life Sciences Tools & Services - 0.1%
Agilent Technologies Inc 4.2% 9/9/2027	60,000	59,844
Agilent Technologies Inc 4.75% 9/9/2034	60,000	59,053
Revvity Inc 2.25% 9/15/2031	90,000	79,338
Thermo Fisher Scientific Inc 2.6% 10/1/2029	250,000	235,490
Thermo Fisher Scientific Inc 4.794% 10/7/2035	120,000	117,878
Thermo Fisher Scientific Inc 4.902% 2/12/2036	150,000	148,235
Thermo Fisher Scientific Inc 4.95% 11/21/2032 (d)	210,000	212,224
Thermo Fisher Scientific Inc 5.086% 8/10/2033	20,000	20,255
		932,317
Pharmaceuticals - 0.9%
Bristol-Myers Squibb Co 1.45% 11/13/2030 (d)	600,000	527,923
Bristol-Myers Squibb Co 3.7% 3/15/2052	330,000	241,867
Bristol-Myers Squibb Co 3.9% 3/15/2062	100,000	71,809
Bristol-Myers Squibb Co 4.125% 6/15/2039	100,000	89,151
Bristol-Myers Squibb Co 4.55% 2/20/2048	42,000	35,885
Bristol-Myers Squibb Co 5.1% 2/22/2031	30,000	30,583
Bristol-Myers Squibb Co 5.2% 2/22/2034	190,000	193,763
Bristol-Myers Squibb Co 5.55% 2/22/2054 (d)	201,000	196,291
Bristol-Myers Squibb Co 5.75% 2/1/2031	70,000	73,183
Eli Lilly & Co 2.25% 5/15/2050	200,000	114,424
Eli Lilly & Co 4.15% 5/20/2029	200,000	198,960
Eli Lilly & Co 4.2% 8/14/2029	100,000	99,477
Eli Lilly & Co 4.25% 3/15/2031	430,000	425,891
Eli Lilly & Co 4.375% 5/20/2031	200,000	198,461
Eli Lilly & Co 4.6% 8/14/2034	100,000	98,869
Eli Lilly & Co 4.75% 2/12/2030	130,000	131,377
Eli Lilly & Co 4.875% 2/27/2053	50,000	45,215
Eli Lilly & Co 4.9% 10/15/2035	150,000	149,689
Eli Lilly & Co 5.05% 8/14/2054	100,000	92,886
Eli Lilly & Co 5.1% 2/9/2064	100,000	91,312
Eli Lilly & Co 5.5% 2/12/2055	180,000	178,884
Eli Lilly & Co 5.6% 5/20/2056	200,000	200,871
GlaxoSmithKline Capital Inc 3.875% 5/15/2028	130,000	129,057
Haleon US Capital LLC 3.625% 3/24/2032	250,000	234,178
Johnson & Johnson 2.1% 9/1/2040	220,000	153,983
Johnson & Johnson 2.25% 9/1/2050	50,000	29,019
Johnson & Johnson 2.45% 9/1/2060	110,000	59,620
Johnson & Johnson 3.4% 1/15/2038	116,000	100,492
Johnson & Johnson 3.55% 3/1/2036	110,000	99,792
Johnson & Johnson 4.9% 6/1/2031	100,000	102,232
Johnson & Johnson 5% 3/1/2035 (d)	140,000	143,527
Merck & Co Inc 1.45% 6/24/2030	100,000	88,931
Merck & Co Inc 3.7% 2/10/2045	45,000	35,374
Merck & Co Inc 3.850% 9/15/2027	30,000	29,872
Merck & Co Inc 4.05% 5/17/2028	100,000	99,709
Merck & Co Inc 4.15% 3/15/2031	170,000	166,777
Merck & Co Inc 4.15% 5/18/2043	266,000	226,662
Merck & Co Inc 4.150% 9/15/2030	60,000	59,290
Merck & Co Inc 4.3% 5/22/2028	50,000	49,959
Merck & Co Inc 4.5% 5/17/2033	150,000	148,291
Merck & Co Inc 4.65% 5/22/2031	40,000	40,065
Merck & Co Inc 4.75% 12/4/2035	180,000	176,375
Merck & Co Inc 5% 5/17/2053	150,000	136,666
Merck & Co Inc 5.2% 5/22/2036	40,000	40,496
Merck & Co Inc 5.55% 12/4/2055 (d)	130,000	127,670
Merck & Co Inc 5.700% 9/15/2055	130,000	130,802
Merck & Co Inc 5.85% 5/22/2056	60,000	61,453
Mylan Inc 4.55% 4/15/2028	20,000	19,874
Novartis Capital Corp 2.75% 8/14/2050	50,000	31,740
Novartis Capital Corp 3.1% 5/17/2027	90,000	89,195
Novartis Capital Corp 4% 11/20/2045	35,000	28,935
Novartis Capital Corp 4.1% 3/16/2029	200,000	198,440
Novartis Capital Corp 4.4% 3/18/2031	150,000	148,897
Novartis Capital Corp 4.6% 11/5/2035	310,000	302,864
Novartis Capital Corp 4.9% 3/18/2036	50,000	49,691
Novartis Capital Corp 5.3% 11/5/2055	80,000	77,111
Novartis Capital Corp 5.7% 3/18/2056	100,000	101,901
Pfizer Inc 2.55% 5/28/2040	125,000	90,731
Pfizer Inc 2.7% 5/28/2050	380,000	235,569
Pfizer Inc 3.45% 3/15/2029	70,000	68,371
Pfizer Inc 4% 12/15/2036	36,000	33,021
Pfizer Inc 4.2% 11/15/2030 (d)	1,200,000	1,184,556
Pfizer Inc 4.875% 11/15/2035	60,000	59,314
Pfizer Investment Enterprises Pte Ltd 4.45% 5/19/2028	270,000	270,196
Pfizer Investment Enterprises Pte Ltd 4.65% 5/19/2030	113,000	113,349
Pfizer Investment Enterprises Pte Ltd 4.75% 5/19/2033	200,000	198,078
Pfizer Investment Enterprises Pte Ltd 5.11% 5/19/2043	180,000	170,557
Pfizer Investment Enterprises Pte Ltd 5.3% 5/19/2053	154,000	145,080
Pfizer Investment Enterprises Pte Ltd 5.34% 5/19/2063	250,000	229,994
Royalty Pharma PLC 3.3% 9/2/2040	100,000	77,558
Royalty Pharma PLC 5.200% 9/25/2035	180,000	178,342
Viatris Inc 2.7% 6/22/2030	100,000	91,263
Viatris Inc 3.85% 6/22/2040	120,000	94,355
Viatris Inc 4% 6/22/2050	150,000	102,969
Zoetis Inc 4.15% 8/17/2028	70,000	69,533
Zoetis Inc 4.45% 8/20/2048	60,000	50,192
Zoetis Inc 5% 8/17/2035 (d)	80,000	79,013
		10,747,752
TOTAL HEALTH CARE		36,104,497
Industrials - 1.8%
Aerospace & Defense - 0.5%
Boeing Co 3.2% 3/1/2029	126,000	121,474
Boeing Co 3.6% 5/1/2034	170,000	153,006
Boeing Co 5.705% 5/1/2040	836,000	850,083
Boeing Co 5.805% 5/1/2050	130,000	128,436
Boeing Co 6.528% 5/1/2034	250,000	271,979
Boeing Co 6.858% 5/1/2054	260,000	292,207
GE Aerospace 4.35% 5/1/2050 (d)	489,000	413,975
General Dynamics Corp 3.625% 4/1/2030	140,000	135,408
General Dynamics Corp 4.25% 4/1/2050	50,000	42,007
General Dynamics Corp 4.95% 8/15/2035	60,000	60,104
Huntington Ingalls Industries Inc 4.2% 5/1/2030	60,000	58,680
L3Harris Technologies Inc 4.854% 4/27/2035	100,000	98,184
L3Harris Technologies Inc 5.05% 6/1/2029	450,000	455,201
L3Harris Technologies Inc 5.5% 8/15/2054	60,000	58,138
Lockheed Martin Corp 4.07% 12/15/2042	70,000	59,283
Lockheed Martin Corp 4.09% 9/15/2052	70,000	55,148
Lockheed Martin Corp 4.7% 12/15/2031	210,000	211,250
Lockheed Martin Corp 4.7% 5/15/2046	28,000	24,915
Lockheed Martin Corp 5% 8/15/2035	60,000	60,264
Lockheed Martin Corp 5.2% 2/15/2055	40,000	37,534
Lockheed Martin Corp 5.2% 2/15/2064	20,000	18,384
Lockheed Martin Corp 5.9% 11/15/2063	200,000	206,345
Northrop Grumman Corp 3.25% 1/15/2028	80,000	78,612
Northrop Grumman Corp 4.03% 10/15/2047	106,000	84,421
Northrop Grumman Corp 4.4% 5/1/2030	300,000	298,238
Northrop Grumman Corp 4.7% 3/15/2033	30,000	29,788
Northrop Grumman Corp 5.2% 6/1/2054	60,000	55,989
Northrop Grumman Corp 5.25% 5/1/2050	120,000	112,907
RTX Corp 3.75% 11/1/2046	30,000	23,043
RTX Corp 4.05% 5/4/2047	18,000	14,466
RTX Corp 4.125% 11/16/2028	260,000	257,984
RTX Corp 4.35% 4/15/2047	260,000	217,132
RTX Corp 4.45% 11/16/2038	370,000	343,983
RTX Corp 5.15% 2/27/2033 (d)	240,000	244,352
RTX Corp 6.1% 3/15/2034	230,000	246,779
RTX Corp 6.4% 3/15/2054 (d)	60,000	65,860
		5,885,559
Air Freight & Logistics - 0.1%
FedEx Corp 4.05% 2/15/2048	150,000	121,230
FedEx Corp 4.25% 5/15/2030	175,000	173,024
FedEx Corp 4.55% 4/1/2046	60,000	52,404
FedEx Corp 4.75% 11/15/2045	20,000	17,961
FedEx Corp 4.95% 10/17/2048	102,000	91,231
United Parcel Service Inc 4.875% 3/3/2033 (d)	360,000	364,099
United Parcel Service Inc 5.05% 3/3/2053	20,000	18,029
United Parcel Service Inc 5.25% 5/14/2035 (d)	130,000	132,617
United Parcel Service Inc 5.5% 5/22/2054	140,000	134,954
United Parcel Service Inc 5.6% 5/22/2064	50,000	48,154
United Parcel Service Inc 5.95% 5/14/2055 (d)	130,000	132,814
		1,286,517
Building Products - 0.1%
Carrier Global Corp 2.493% 2/15/2027	50,000	49,439
Carrier Global Corp 2.722% 2/15/2030	100,000	93,502
Carrier Global Corp 3.377% 4/5/2040	195,000	156,714
Carrier Global Corp 3.577% 4/5/2050	60,000	43,679
Carrier Global Corp 5.9% 3/15/2034	80,000	84,345
Johnson Controls International PLC / Tyco Fire & Security Finance SCA 4.9% 12/1/2032	150,000	150,126
Johnson Controls International plc 5.125% 9/14/2045	6,000	5,493
Masco Corp 2% 2/15/2031	103,000	90,688
Masco Corp 3.125% 2/15/2051	52,000	33,674
Owens Corning 3.875% 6/1/2030	100,000	96,727
Owens Corning 4.4% 1/30/2048	20,000	16,466
Owens Corning 5.95% 6/15/2054	60,000	60,958
Trane Technologies Holdco Inc 3.75% 8/21/2028	210,000	207,354
Trane Technologies Holdco Inc 4.3% 2/21/2048	20,000	16,657
		1,105,822
Commercial Services & Supplies - 0.1%
Republic Services Inc 1.45% 2/15/2031	500,000	434,195
Republic Services Inc 3.95% 5/15/2028	28,000	27,754
Republic Services Inc 5% 7/15/2036	100,000	99,275
Republic Services Inc 5.15% 3/15/2035	60,000	60,937
Veralto Corp 5.45% 9/18/2033	40,000	41,018
Waste Connections Inc 2.2% 1/15/2032	130,000	113,829
Waste Connections Inc 5% 3/1/2034	90,000	90,044
Waste Management Inc 4.65% 3/15/2030	60,000	60,187
Waste Management Inc 4.875% 2/15/2029	390,000	394,038
Waste Management Inc 4.875% 2/15/2034	80,000	80,366
Waste Management Inc 4.95% 3/15/2035	60,000	59,862
Waste Management Inc 4.95% 7/3/2027	40,000	40,262
Waste Management Inc 4.95% 7/3/2031	40,000	40,557
Waste Management Inc 5.35% 10/15/2054 (d)	60,000	57,953
		1,600,277
Electrical Equipment - 0.1%
ABB Finance USA Inc 4.375% 5/8/2042	30,000	26,504
Emerson Electric Co 2% 12/21/2028	290,000	273,686
Emerson Electric Co 5% 3/15/2035	80,000	80,347
GE Vernova Inc 4.875% 2/4/2036	80,000	78,741
GE Vernova Inc 5.5% 2/4/2056	40,000	38,801
Regal Rexnord Corp 6.05% 4/15/2028	170,000	173,580
Regal Rexnord Corp 6.4% 4/15/2033	40,000	42,455
Rockwell Automation Inc 4.2% 3/1/2049	50,000	41,589
		755,703
Ground Transportation - 0.3%
Burlington Northern Santa Fe LLC 3.05% 2/15/2051	211,000	137,870
Burlington Northern Santa Fe LLC 3.25% 6/15/2027	30,000	29,727
Burlington Northern Santa Fe LLC 4.05% 6/15/2048	207,000	165,279
Burlington Northern Santa Fe LLC 4.45% 3/15/2043	100,000	88,665
Burlington Northern Santa Fe LLC 4.9% 4/1/2044	100,000	92,740
Burlington Northern Santa Fe LLC 5.2% 4/15/2054	80,000	74,467
Burlington Northern Santa Fe LLC 5.55% 3/15/2056	50,000	48,968
Burlington Northern Santa Fe LLC 5.8% 3/15/2056	100,000	101,224
Burlington Northern Santa Fe LLC 6.15% 5/1/2037	20,000	21,821
CSX Corp 2.4% 2/15/2030	80,000	74,291
CSX Corp 4.3% 3/1/2048	140,000	116,079
CSX Corp 4.5% 3/15/2049 (d)	160,000	135,738
CSX Corp 4.75% 11/15/2048	70,000	61,924
CSX Corp 5.05% 6/15/2035	20,000	20,041
CSX Corp 6.15% 5/1/2037	140,000	151,254
Norfolk Southern Corp 2.9% 8/25/2051	110,000	68,653
Norfolk Southern Corp 3.8% 8/1/2028	63,000	62,162
Norfolk Southern Corp 4.05% 8/15/2052	90,000	69,172
Norfolk Southern Corp 4.1% 5/15/2121	60,000	41,999
Norfolk Southern Corp 4.15% 2/28/2048	38,000	30,645
Norfolk Southern Corp 4.45% 3/1/2033	150,000	147,020
Norfolk Southern Corp 5.1% 5/1/2035	100,000	100,545
Norfolk Southern Corp 5.35% 8/1/2054	90,000	84,968
Ryder System Inc 4.85% 6/15/2030	50,000	50,227
Ryder System Inc 6.6% 12/1/2033	60,000	65,454
Uber Technologies Inc 4.15% 1/15/2031 (d)	110,000	107,413
Uber Technologies Inc 4.3% 1/15/2030	50,000	49,416
Uber Technologies Inc 4.8% 9/15/2034	50,000	49,061
Uber Technologies Inc 4.8% 9/15/2035	140,000	136,158
Uber Technologies Inc 5.35% 9/15/2054 (d)	50,000	46,677
Union Pacific Corp 2.891% 4/6/2036	79,000	66,522
Union Pacific Corp 2.973% 9/16/2062	290,000	170,109
Union Pacific Corp 3.25% 2/5/2050	50,000	34,387
Union Pacific Corp 3.55% 8/15/2039	130,000	109,296
Union Pacific Corp 3.6% 9/15/2037	38,000	33,294
Union Pacific Corp 3.839% 3/20/2060	70,000	50,459
Union Pacific Corp 4.05% 11/15/2045	170,000	138,491
Union Pacific Corp 5.1% 2/20/2035	20,000	20,289
Union Pacific Corp 5.15% 1/20/2063 (d)	120,000	110,321
Union Pacific Corp 5.6% 12/1/2054 (d)	20,000	19,835
		3,182,661
Industrial Conglomerates - 0.1%
3M Co 2.375% 8/26/2029	177,000	166,030
3M Co 3.05% 4/15/2030	19,000	17,958
3M Co 3.25% 8/26/2049	10,000	6,846
3M Co 3.625% 10/15/2047	50,000	37,233
3M Co 3.7% 4/15/2050	24,000	17,842
3M Co 3.875% 6/15/2044	70,000	55,987
3M Co 4% 9/14/2048	60,000	47,179
3M Co 4.8% 3/15/2030	50,000	50,304
3M Co 5.15% 3/15/2035	100,000	101,114
Honeywell Aerospace Inc 4% 3/16/2029 (e)	120,000	118,361
Honeywell Aerospace Inc 4.3% 3/16/2031 (e)	220,000	216,203
Honeywell Aerospace Inc 4.95% 3/16/2036 (e)	100,000	98,473
Honeywell Aerospace Inc 5.622% 3/16/2046 (e)	130,000	129,448
Honeywell Aerospace Inc 5.732% 3/16/2056 (e)	180,000	179,991
Honeywell International Inc 3.812% 11/21/2047	20,000	15,495
Honeywell International Inc 4.5% 1/15/2034 (d)	240,000	234,473
Trane Technologies Financing Ltd 3.8% 3/21/2029	125,000	122,861
		1,615,798
Machinery - 0.3%
Caterpillar Financial Services Corp 1.1% 9/14/2027	530,000	510,811
Caterpillar Financial Services Corp 3.95% 11/14/2028 (d)	500,000	495,110
Caterpillar Financial Services Corp 4.1% 8/15/2028	450,000	447,698
Caterpillar Financial Services Corp 4.15% 1/8/2031	150,000	147,599
Caterpillar Inc 3.25% 9/19/2049	130,000	92,426
Caterpillar Inc 4.75% 5/15/2064	40,000	35,162
Caterpillar Inc 5.2% 5/15/2035	120,000	122,402
Caterpillar Inc 5.2% 5/27/2041	100,000	100,273
Cummins Inc 4.875% 10/1/2043	110,000	103,472
Cummins Inc 4.9% 2/20/2029	60,000	60,677
Cummins Inc 5.3% 5/9/2035	60,000	61,197
Deere & Co 2.875% 9/7/2049	130,000	85,778
Deere & Co 5.7% 1/19/2055	80,000	82,231
Eaton Corp 3.85% 3/6/2028	400,000	396,136
Eaton Corp 4.15% 3/15/2033 (d)	260,000	251,106
Eaton Corp 4.7% 8/23/2052	20,000	17,827
Eaton Corp 4.8% 3/6/2036	400,000	392,424
Illinois Tool Works Inc 4.875% 9/15/2041	70,000	66,597
Ingersoll Rand Inc 5.7% 8/14/2033	270,000	280,739
Otis Worldwide Corp 2.565% 2/15/2030	70,000	65,042
Otis Worldwide Corp 3.362% 2/15/2050	80,000	55,976
Otis Worldwide Corp 4.488% 5/7/2029	200,000	199,282
Otis Worldwide Corp 5.131% 9/4/2035	10,000	9,968
Parker-Hannifin Corp 3.25% 6/14/2029	60,000	57,931
Parker-Hannifin Corp 4% 6/14/2049	110,000	87,952
Stanley Black & Decker Inc 2.75% 11/15/2050	150,000	88,718
Westinghouse Air Brake Technologies Corp 5.5% 5/29/2035	60,000	61,272
		4,375,806
Passenger Airlines - 0.1%
American Airlines 2017-1 Class AA Pass Through Trust equipment trust certificate 3.65% 8/15/2030	85,125	83,197
Delta Air Lines Inc 4.95% 7/10/2028	80,000	80,294
Delta Air Lines Inc 5.25% 7/10/2030	40,000	40,436
Southwest Airlines Co 5.125% 6/15/2027	595,000	597,446
United Airlines 2016-1 Class AA Pass Through Trust equipment trust certificate 3.1% 1/7/2030	151,660	148,569
United Airlines 2023-1 Class A Pass Through Trust equipment trust certificate 5.8% 7/15/2037	45,531	47,309
		997,251
Professional Services - 0.0%
Booz Allen Hamilton Inc 5.95% 8/4/2033	60,000	60,248
Leidos Inc 2.3% 2/15/2031	110,000	97,793
Leidos Inc 5% 3/15/2036	100,000	96,316
Paychex Inc 5.1% 4/15/2030	100,000	100,861
Paychex Inc 5.6% 4/15/2035 (d)	133,000	134,391
Verisk Analytics Inc 5.125% 3/15/2036 (d)	100,000	97,732
Verisk Analytics Inc 5.25% 3/15/2035	100,000	99,422
		686,763
Trading Companies & Distributors - 0.1%
Ferguson Enterprises Inc 4.35% 3/15/2031	70,000	68,728
GATX Corp 4.55% 11/7/2028	130,000	129,412
GATX Corp 4.9% 3/15/2033	80,000	79,482
GATX Corp 6.9% 5/1/2034	100,000	110,386
Sumisho Air Lease Corp 3.125% 12/1/2030	40,000	37,050
Sumisho Air Lease Corp 4.5% 3/24/2029 (e)	330,000	327,201
Sumisho Air Lease Corp 4.85% 3/24/2031 (e)	20,000	19,791
Sumisho Air Lease Corp 5.2% 7/15/2031	70,000	70,342
Sumisho Air Lease Corp 5.5% 3/24/2036 (e)	30,000	29,884
WW Grainger Inc 4.45% 9/15/2034	110,000	106,842
		979,118
TOTAL INDUSTRIALS		22,471,275
Information Technology - 2.1%
Communications Equipment - 0.0%
Cisco Systems Inc 4.75% 2/24/2030	80,000	80,696
Cisco Systems Inc 4.85% 2/26/2029	110,000	111,168
Cisco Systems Inc 5.05% 2/26/2034	110,000	110,931
Cisco Systems Inc 5.1% 2/24/2035	130,000	131,324
Cisco Systems Inc 5.3% 2/26/2054	50,000	47,219
Cisco Systems Inc 5.5% 1/15/2040	90,000	91,684
Cisco Systems Inc 5.5% 2/24/2055	40,000	39,063
Cisco Systems Inc 5.9% 2/15/2039	130,000	137,902
Motorola Solutions Inc 5.2% 8/15/2032	30,000	30,262
Motorola Solutions Inc 5.4% 4/15/2034	160,000	161,977
		942,226
Electronic Equipment, Instruments & Components - 0.2%
Amphenol Corp 3.8% 11/15/2027	250,000	248,085
Amphenol Corp 4.125% 11/15/2030 (d)	560,000	549,040
Amphenol Corp 4.625% 2/15/2036	20,000	19,309
Amphenol Corp 5.25% 4/5/2034	130,000	132,577
Amphenol Corp 5.3% 11/15/2055	110,000	104,387
Amphenol Corp 5.375% 11/15/2054	26,000	25,240
Corning Inc 4.375% 11/15/2057	70,000	56,046
Corning Inc 5.35% 11/15/2048	140,000	133,385
Dell International LLC / EMC Corp 5.3% 10/1/2029	390,000	396,522
Dell International LLC / EMC Corp 8.1% 7/15/2036	80,000	95,158
Dell International LLC / EMC Corp 8.35% 7/15/2046	187,000	236,363
Vontier Corp 2.4% 4/1/2028	60,000	57,621
Vontier Corp 2.95% 4/1/2031	60,000	54,379
		2,108,112
IT Services - 0.2%
CDW LLC / CDW Finance Corp 2.67% 12/1/2026	150,000	148,787
CDW LLC / CDW Finance Corp 3.569% 12/1/2031	40,000	36,727
CDW LLC / CDW Finance Corp 5.1% 3/1/2030	60,000	59,871
CDW LLC / CDW Finance Corp 5.55% 8/22/2034	40,000	39,495
IBM Corporation 1.95% 5/15/2030	175,000	158,290
IBM Corporation 2.95% 5/15/2050	175,000	108,598
IBM Corporation 3.5% 5/15/2029	843,000	819,262
IBM Corporation 4% 6/20/2042	90,000	73,567
IBM Corporation 4.15% 5/15/2039	100,000	87,045
IBM Corporation 4.95% 2/3/2036	100,000	97,571
IBM Corporation 5.2% 2/10/2035	100,000	100,330
IBM Corporation 5.6% 11/30/2039	50,000	50,386
IBM Corporation 5.7% 2/10/2055 (d)	200,000	191,479
IBM International Capital Pte Ltd 4.6% 2/5/2029	180,000	180,094
		2,151,502
Semiconductors & Semiconductor Equipment - 0.7%
Advanced Micro Devices Inc 4.393% 6/1/2052	30,000	25,166
Analog Devices Inc 2.8% 10/1/2041	130,000	94,453
Analog Devices Inc 2.95% 10/1/2051	40,000	25,857
Analog Devices Inc 4.5% 6/15/2030	30,000	29,927
Applied Materials Inc 4% 1/15/2031	80,000	78,061
Applied Materials Inc 4.35% 4/1/2047	28,000	24,009
Applied Materials Inc 5.85% 6/15/2041	70,000	73,374
Broadcom Corp / Broadcom Cayman Finance Ltd 3.5% 1/15/2028	1,324,000	1,306,340
Broadcom Inc 3.187% 11/15/2036 (e)	90,000	75,407
Broadcom Inc 3.419% 4/15/2033	82,000	74,750
Broadcom Inc 3.5% 2/15/2041	100,000	79,900
Broadcom Inc 4% 4/15/2029 (e)	70,000	68,932
Broadcom Inc 4.3% 11/15/2032	250,000	242,148
Broadcom Inc 4.55% 2/15/2032	190,000	187,438
Broadcom Inc 4.6% 7/15/2030	250,000	249,152
Broadcom Inc 4.75% 4/15/2029	50,000	50,288
Broadcom Inc 4.8% 10/15/2034	190,000	185,956
Broadcom Inc 4.8% 2/15/2036	90,000	87,340
Broadcom Inc 4.95% 1/15/2036	200,000	196,440
Broadcom Inc 5% 4/15/2030	50,000	50,538
Broadcom Inc 5.15% 11/15/2031	240,000	244,207
Broadcom Inc 5.7% 1/15/2056	100,000	99,222
Intel Corp 3.25% 11/15/2049	110,000	71,621
Intel Corp 3.734% 12/8/2047 (d)	617,000	444,197
Intel Corp 4.875% 2/10/2028	100,000	100,345
Intel Corp 5.15% 2/21/2034	50,000	50,026
Intel Corp 5.2% 2/10/2033	710,000	717,824
Intel Corp 5.7% 2/10/2053	80,000	75,445
Intel Corp 5.9% 2/10/2063	90,000	86,104
Intel Corp 6.125% 5/15/2056	180,000	179,761
KLA Corp 4.65% 7/15/2032 (d)	110,000	109,779
KLA Corp 4.95% 7/15/2052	110,000	99,738
Lam Research Corp 2.875% 6/15/2050	150,000	96,675
Marvell Technology Inc 4.75% 7/15/2030	50,000	49,888
Marvell Technology Inc 5.3% 4/15/2036	20,000	19,899
Marvell Technology Inc 5.45% 7/15/2035	20,000	20,275
Marvell Technology Inc 5.95% 9/15/2033	60,000	63,009
Micron Technology Inc 3.366% 11/1/2041	30,000	23,414
NVIDIA Corp 2% 6/15/2031	216,000	192,698
NVIDIA Corp 2.85% 4/1/2030	100,000	94,605
NVIDIA Corp 3.5% 4/1/2040	50,000	41,534
NVIDIA Corp 3.5% 4/1/2050	50,000	36,634
NVIDIA Corp 4.25% 6/15/2028	130,000	129,734
NVIDIA Corp 4.35% 6/15/2029	130,000	129,608
NVIDIA Corp 4.5% 6/15/2031	130,000	129,540
NVIDIA Corp 4.75% 6/15/2033	130,000	129,628
NVIDIA Corp 4.95% 6/15/2036	130,000	128,860
NVIDIA Corp 5.55% 6/15/2046	130,000	129,034
NVIDIA Corp 5.625% 6/15/2056	130,000	129,039
QUALCOMM Inc 1.65% 5/20/2032	54,000	45,765
QUALCOMM Inc 4.5% 5/20/2030	130,000	129,953
QUALCOMM Inc 5% 5/20/2035	130,000	129,463
QUALCOMM Inc 5.4% 5/20/2033	250,000	258,869
QUALCOMM Inc 6% 5/20/2053	140,000	142,979
Texas Instruments Inc 4.15% 5/15/2048	70,000	57,465
Texas Instruments Inc 4.5% 5/23/2030 (d)	140,000	139,964
Texas Instruments Inc 4.85% 2/8/2034	60,000	60,203
Texas Instruments Inc 4.9% 3/14/2033	200,000	202,571
Texas Instruments Inc 5.05% 5/18/2063	40,000	35,692
Texas Instruments Inc 5.1% 5/23/2035	140,000	141,127
		8,371,870
Software - 0.7%
Adobe Inc 4.95% 4/4/2034	70,000	69,667
AppLovin Corp 5.125% 12/1/2029	60,000	60,498
AppLovin Corp 5.5% 12/1/2034	120,000	121,085
Cadence Design Systems Inc 4.3% 9/10/2029	70,000	69,444
Cadence Design Systems Inc 4.7% 9/10/2034	40,000	39,152
Intuit Inc 5.2% 9/15/2033	30,000	30,127
Intuit Inc 5.5% 9/15/2053	70,000	62,904
Microsoft Corp 2.525% 6/1/2050	326,000	193,860
Microsoft Corp 2.921% 3/17/2052	734,000	465,955
Microsoft Corp 3.4% 6/15/2027	210,000	208,496
Microsoft Corp 3.45% 8/8/2036 (d)	481,000	429,169
Microsoft Corp 4.2% 11/3/2035	170,000	164,834
Oracle Corp 2.95% 4/1/2030	360,000	331,351
Oracle Corp 3.25% 11/15/2027	96,000	94,084
Oracle Corp 3.6% 4/1/2050	300,000	182,434
Oracle Corp 3.8% 11/15/2037	110,000	87,884
Oracle Corp 3.85% 4/1/2060	80,000	46,982
Oracle Corp 3.9% 5/15/2035	220,000	186,646
Oracle Corp 4% 11/15/2047	397,000	264,530
Oracle Corp 4.2% 9/27/2029	290,000	282,071
Oracle Corp 4.45% 9/26/2030	100,000	96,537
Oracle Corp 4.7% 9/27/2034 (d)	70,000	64,136
Oracle Corp 4.9% 2/6/2033	250,000	237,031
Oracle Corp 4.95% 2/4/2031 (d)	200,000	195,806
Oracle Corp 5.2% 9/26/2035 (d)	270,000	252,776
Oracle Corp 5.375% 7/15/2040	641,000	564,671
Oracle Corp 5.375% 9/27/2054	70,000	54,899
Oracle Corp 5.5% 8/3/2035	50,000	47,847
Oracle Corp 5.7% 2/4/2036	200,000	193,691
Oracle Corp 5.875% 9/26/2045	160,000	140,060
Oracle Corp 5.95% 9/26/2055	180,000	152,967
Oracle Corp 6% 8/3/2055	120,000	102,168
Oracle Corp 6.55% 2/4/2046	200,000	188,538
Oracle Corp 6.7% 2/4/2056	430,000	404,721
Roper Technologies Inc 1.4% 9/15/2027	50,000	48,248
Roper Technologies Inc 1.75% 2/15/2031	50,000	43,496
Roper Technologies Inc 2% 6/30/2030	330,000	296,181
Roper Technologies Inc 5.1% 9/15/2035	30,000	29,145
Salesforce Inc 2.7% 7/15/2041	220,000	150,213
Salesforce Inc 2.9% 7/15/2051	20,000	11,656
Salesforce Inc 4.65% 3/15/2029	270,000	269,860
Salesforce Inc 4.9% 9/15/2031	600,000	598,663
Salesforce Inc 6.55% 3/15/2056	280,000	280,094
Synopsys Inc 4.65% 4/1/2028	240,000	240,259
Synopsys Inc 4.85% 4/1/2030	60,000	60,100
Synopsys Inc 5% 4/1/2032	120,000	120,210
Synopsys Inc 5.15% 4/1/2035 (d)	110,000	109,371
Synopsys Inc 5.7% 4/1/2055 (d)	100,000	96,979
VMware LLC 2.2% 8/15/2031	50,000	44,033
VMware LLC 4.7% 5/15/2030	100,000	100,189
		8,585,718
Technology Hardware, Storage & Peripherals - 0.3%
Apple Inc 1.2% 2/8/2028	440,000	419,486
Apple Inc 1.25% 8/20/2030	50,000	44,128
Apple Inc 2.375% 2/8/2041	330,000	233,389
Apple Inc 2.55% 8/20/2060	200,000	107,567
Apple Inc 2.65% 2/8/2051	390,000	236,549
Apple Inc 2.8% 2/8/2061	120,000	68,585
Apple Inc 2.95% 9/11/2049	240,000	156,322
Apple Inc 3% 11/13/2027	96,000	94,605
Apple Inc 3.2% 5/11/2027 (d)	200,000	198,372
Apple Inc 3.75% 11/13/2047	57,000	43,970
Apple Inc 3.85% 5/4/2043	369,000	305,322
Apple Inc 4.2% 5/12/2030 (d)	650,000	648,480
Apple Inc 4.3% 5/10/2033 (d)	250,000	247,739
Apple Inc 4.5% 2/23/2036 (d)	90,000	88,958
Hewlett Packard Enterprise Co 4.4% 10/15/2030	300,000	294,503
Hewlett Packard Enterprise Co 4.55% 10/15/2029	130,000	129,234
Hewlett Packard Enterprise Co 5% 10/15/2034	130,000	127,364
Hewlett Packard Enterprise Co 5.25% 4/1/2033	20,000	20,061
Hewlett Packard Enterprise Co 5.6% 10/15/2054	80,000	74,163
HP Inc 4.2% 4/15/2032	110,000	104,976
HP Inc 5.4% 4/25/2030	30,000	30,556
HP Inc 6.1% 4/25/2035	100,000	104,878
		3,779,207
TOTAL INFORMATION TECHNOLOGY		25,938,635
Materials - 0.4%
Chemicals - 0.2%
Air Products and Chemicals Inc 2.05% 5/15/2030	60,000	54,650
Air Products and Chemicals Inc 2.7% 5/15/2040	60,000	44,401
Air Products and Chemicals Inc 2.8% 5/15/2050	100,000	63,151
CF Industries Inc 4.95% 6/1/2043	70,000	63,043
CF Industries Inc 5.375% 3/15/2044	20,000	18,754
Dow Chemical Co/The 2.1% 11/15/2030 (d)	250,000	220,813
Dow Chemical Co/The 3.6% 11/15/2050	200,000	132,609
Dow Chemical Co/The 4.625% 10/1/2044	100,000	81,525
Dow Chemical Co/The 4.8% 1/15/2031	50,000	49,253
Dow Chemical Co/The 4.8% 5/15/2049	50,000	40,006
Dow Chemical Co/The 5.65% 3/15/2036 (d)	70,000	69,641
Dow Chemical Co/The 7.375% 11/1/2029	46,000	49,512
Eastman Chemical Co 4.5% 12/1/2028	174,000	173,147
Eastman Chemical Co 4.65% 10/15/2044	40,000	34,190
Eastman Chemical Co 5.625% 2/20/2034	30,000	30,545
Eastman Chemical Co 5.75% 3/8/2033	80,000	82,728
Ecolab Inc 1.3% 1/30/2031	300,000	258,664
Ecolab Inc 2.7% 12/15/2051	50,000	30,480
Ecolab Inc 5% 9/1/2035	40,000	39,871
Ecolab Inc 5.35% 6/15/2036	100,000	101,711
International Flavors & Fragrances Inc 4.375% 6/1/2047	50,000	40,908
Linde Inc/CT 2% 8/10/2050	60,000	32,110
LYB International Finance II BV 3.5% 3/2/2027	166,000	164,869
LYB International Finance III LLC 3.375% 10/1/2040	20,000	14,651
LYB International Finance III LLC 3.625% 4/1/2051	120,000	79,263
LYB International Finance III LLC 4.2% 10/15/2049	100,000	72,720
LYB International Finance III LLC 5.5% 3/1/2034	50,000	49,573
LYB International Finance III LLC 5.875% 1/15/2036	110,000	110,298
Mosaic Co/The 4.05% 11/15/2027	90,000	89,389
Mosaic Co/The 5.45% 11/15/2033 (d)	50,000	50,605
RPM International Inc 5.25% 6/1/2045	30,000	27,860
Sherwin-Williams Co/The 3.45% 6/1/2027	290,000	287,422
Sherwin-Williams Co/The 3.8% 8/15/2049	80,000	60,318
Sherwin-Williams Co/The 4.5% 6/1/2047	50,000	42,046
Westlake Corp 5.55% 11/15/2035	50,000	49,564
Westlake Corp 6.375% 11/15/2055	60,000	59,249
		2,869,539
Construction Materials - 0.0%
Amrize Finance US LLC 5.4% 4/7/2035	180,000	182,651
CRH America Finance Inc 4.4% 2/9/2031	90,000	88,621
CRH America Finance Inc 5.6% 2/9/2056	80,000	78,137
Martin Marietta Materials Inc 2.4% 7/15/2031	100,000	89,034
Martin Marietta Materials Inc 2.5% 3/15/2030 (d)	90,000	83,138
Martin Marietta Materials Inc 3.2% 7/15/2051	20,000	13,278
Martin Marietta Materials Inc 5.15% 12/1/2034	30,000	29,998
Martin Marietta Materials Inc 5.5% 12/1/2054	60,000	57,393
Vulcan Materials Co 4.95% 12/1/2029	10,000	10,086
Vulcan Materials Co 5.35% 12/1/2034	110,000	111,723
Vulcan Materials Co 5.7% 12/1/2054	70,000	69,452
		813,511
Containers & Packaging - 0.1%
Amcor Flexibles North America Inc 4.25% 3/8/2029	200,000	198,148
Amcor Flexibles North America Inc 5.1% 3/17/2030	210,000	212,224
Amcor Flexibles North America Inc 5.125% 3/12/2036	100,000	98,227
Amcor Flexibles North America Inc 5.5% 3/17/2035	60,000	61,068
Amcor Group Finance PLC 5.45% 5/23/2029	150,000	153,016
Avery Dennison Corp 2.65% 4/30/2030	80,000	74,017
International Paper Co 4.8% 6/15/2044 (d)	155,000	133,704
Packaging Corp of America 5.2% 8/15/2035	20,000	20,032
Packaging Corp of America 5.7% 12/1/2033	80,000	83,269
Sonoco Products Co 5% 9/1/2034	100,000	98,085
WestRock MWV LLC 8.2% 1/15/2030	220,000	243,835
WRKCo Inc 4.2% 6/1/2032	50,000	47,977
		1,423,602
Metals & Mining - 0.1%
Freeport-McMoRan Inc 4.125% 3/1/2028	130,000	128,808
Freeport-McMoRan Inc 5.4% 11/14/2034	140,000	142,403
Freeport-McMoRan Inc 5.45% 3/15/2043 (d)	20,000	19,338
Newmont Corp 2.6% 7/15/2032 (d)	250,000	223,834
Newmont Corp 5.45% 6/9/2044	80,000	78,305
Nucor Corp 3.125% 4/1/2032	130,000	119,509
Nucor Corp 4.65% 6/1/2030	100,000	100,099
Nucor Corp 6.4% 12/1/2037	50,000	54,903
		867,199
TOTAL MATERIALS		5,973,851
Real Estate - 0.9%
Diversified REITs - 0.1%
Equinix Europe 2 Financing Corp LLC 4.6% 11/15/2030	70,000	69,190
Equinix Europe 2 Financing Corp LLC 4.7% 3/15/2033	100,000	97,463
Equinix Europe 2 Financing Corp LLC 5.5% 6/15/2034	170,000	172,359
GLP Capital LP / GLP Financing II Inc 5.25% 2/15/2033	100,000	97,962
GLP Capital LP / GLP Financing II Inc 5.625% 3/1/2036	50,000	48,999
GLP Capital LP / GLP Financing II Inc 5.625% 9/15/2034	140,000	138,899
Piedmont Operating Partnership LP 3.15% 8/15/2030	30,000	27,524
Safehold GL Holdings LLC 6.1% 4/1/2034	30,000	31,417
VICI Properties LP 4.75% 2/15/2028	70,000	69,978
VICI Properties LP 4.95% 2/15/2030	230,000	229,369
VICI Properties LP 5.125% 5/15/2032	70,000	69,424
VICI Properties LP 5.625% 4/1/2035 (d)	30,000	30,012
VICI Properties LP 6.125% 4/1/2054	60,000	58,648
WP Carey Inc 3.85% 7/15/2029	70,000	68,417
		1,209,661
Health Care REITs - 0.1%
Alexandria Real Estate Equities Inc 2% 5/18/2032	125,000	105,270
Alexandria Real Estate Equities Inc 4.85% 4/15/2049	90,000	76,635
Alexandria Real Estate Equities Inc 5.25% 3/15/2036	150,000	147,480
Alexandria Real Estate Equities Inc 5.625% 5/15/2054	10,000	9,451
Healthpeak OP LLC 3% 1/15/2030	250,000	235,742
Healthpeak OP LLC 4.75% 1/15/2033	40,000	39,187
Healthpeak OP LLC 5.375% 2/15/2035	20,000	20,131
Omega Healthcare Investors Inc 5.2% 7/1/2030	150,000	150,731
Ventas Realty LP 4.4% 1/15/2029	40,000	39,708
Ventas Realty LP 4.875% 4/15/2049	160,000	139,780
Welltower OP LLC 4.95% 9/1/2048	76,000	70,155
		1,034,270
Industrial REITs - 0.0%
LXP Industrial Trust 6.75% 11/15/2028	13,000	13,479
Prologis LP 1.75% 2/1/2031	370,000	325,095
Prologis LP 3% 4/15/2050	145,000	95,552
Prologis LP 4.25% 6/15/2031	100,000	98,156
Prologis LP 4.75% 1/15/2031	60,000	60,309
Prologis LP 5% 1/31/2035	90,000	89,482
Prologis LP 5.25% 3/15/2054	20,000	18,961
Prologis LP 5.25% 5/15/2035	50,000	50,511
		751,545
Office REITs - 0.0%
Boston Properties LP 2.55% 4/1/2032	90,000	78,382
Boston Properties LP 2.9% 3/15/2030	80,000	74,530
Boston Properties LP 5.75% 1/15/2035	40,000	40,380
Boston Properties LP 6.75% 12/1/2027	180,000	184,908
COPT Defense Properties LP 2.75% 4/15/2031	50,000	45,351
Highwoods Realty LP 2.6% 2/1/2031	30,000	26,775
Highwoods Realty LP 4.125% 3/15/2028	80,000	78,811
Highwoods Realty LP 7.65% 2/1/2034	30,000	33,471
Kilroy Realty LP 4.75% 12/15/2028	80,000	79,393
Kilroy Realty LP 5.875% 10/15/2035	10,000	9,884
Kilroy Realty LP 6.25% 1/15/2036	40,000	40,596
		692,481
Real Estate Management & Development - 0.1%
CBRE Services Inc 4.8% 6/15/2030	60,000	59,983
CBRE Services Inc 5.25% 6/1/2036	100,000	98,610
CBRE Services Inc 5.95% 8/15/2034	80,000	83,357
Digital Realty Trust LP 4.45% 7/15/2028	120,000	119,581
Essex Portfolio LP 2.65% 3/15/2032	170,000	150,812
Essex Portfolio LP 5.375% 4/1/2035	50,000	50,615
Extra Space Storage LP 4.95% 1/15/2033	20,000	19,795
Extra Space Storage LP 5.35% 1/15/2035	50,000	50,228
Extra Space Storage LP 5.4% 2/1/2034	20,000	20,214
Extra Space Storage LP 5.4% 6/15/2035	100,000	100,763
Extra Space Storage LP 5.9% 1/15/2031	150,000	155,599
Mid-America Apartments LP 4.95% 3/1/2035	40,000	39,513
Mid-America Apartments LP 5% 3/15/2034	40,000	39,762
Tanger Properties LP 2.75% 9/1/2031	30,000	26,968
		1,015,800
Residential REITs - 0.1%
American Homes 4 Rent LP 4.9% 2/15/2029	130,000	130,386
American Homes 4 Rent LP 4.95% 6/15/2030 (d)	100,000	100,270
American Homes 4 Rent LP 5.5% 2/1/2034	30,000	30,382
AvalonBay Communities Inc 2.3% 3/1/2030	130,000	119,891
AvalonBay Communities Inc 3.2% 1/15/2028	203,000	199,182
AvalonBay Communities Inc 3.3% 6/1/2029	100,000	96,529
Camden Property Trust 4.9% 1/15/2034	60,000	59,741
ERP Operating LP 3.5% 3/1/2028	61,000	60,056
ERP Operating LP 4.15% 12/1/2028	330,000	326,862
ERP Operating LP 4.65% 9/15/2034	50,000	48,733
ERP Operating LP 4.95% 6/15/2032	90,000	90,485
Invitation Homes Operating Partnership LP 2% 8/15/2031	100,000	86,384
Invitation Homes Operating Partnership LP 4.875% 2/1/2035	20,000	19,358
Invitation Homes Operating Partnership LP 5.5% 8/15/2033	50,000	50,925
Sun Communities Operating LP 2.7% 7/15/2031	130,000	117,013
UDR Inc 2.1% 6/15/2033	80,000	66,489
		1,602,686
Retail REITs - 0.3%
Agree LP 2% 6/15/2028	140,000	133,238
Brixmor Operating Partnership LP 4.05% 7/1/2030	41,000	39,856
Brixmor Operating Partnership LP 4.125% 5/15/2029	19,000	18,718
Brixmor Operating Partnership LP 4.85% 2/15/2033	30,000	29,513
Brixmor Operating Partnership LP 5.5% 2/15/2034	40,000	40,807
Federal Realty OP LP 3.5% 6/1/2030	70,000	66,810
Federal Realty OP LP 5.375% 5/1/2028	50,000	50,674
Kimco Realty OP LLC 1.9% 3/1/2028	570,000	546,896
Kimco Realty OP LLC 4.25% 4/1/2045	20,000	16,774
Kimco Realty OP LLC 5.3% 2/1/2036	110,000	111,216
Kite Realty Group LP 5.2% 8/15/2032	50,000	50,435
Kite Realty Group LP 5.5% 3/1/2034	30,000	30,445
NNN REIT Inc 3% 4/15/2052	100,000	63,356
Phillips Edison Grocery Center Operating Partnership I LP 4.75% 3/15/2033	60,000	58,826
Phillips Edison Grocery Center Operating Partnership I LP 5.25% 8/15/2032	60,000	60,667
Realty Income Corp 2.1% 3/15/2028	90,000	86,481
Realty Income Corp 3.25% 1/15/2031	220,000	206,886
Realty Income Corp 3.4% 1/15/2028	230,000	226,206
Realty Income Corp 4.5% 2/1/2033	60,000	58,376
Realty Income Corp 4.75% 4/15/2033	300,000	296,116
Realty Income Corp 4.9% 7/15/2033	50,000	49,705
Realty Income Corp 5.125% 2/15/2034	70,000	70,207
Regency Centers LP 4.125% 3/15/2028	60,000	59,616
Regency Centers LP 4.5% 3/15/2033 (d)	40,000	38,909
Regency Centers LP 5.1% 1/15/2035	50,000	49,998
Regency Centers LP 5.25% 1/15/2034	70,000	70,980
Simon Property Group LP 2.65% 7/15/2030	125,000	115,916
Simon Property Group LP 3.375% 12/1/2027	935,000	921,438
Simon Property Group LP 4.3% 1/15/2031	30,000	29,502
Simon Property Group LP 4.75% 9/26/2034	130,000	126,974
Simon Property Group LP 5.125% 10/1/2035	100,000	100,201
Simon Property Group LP 6.25% 1/15/2034	20,000	21,450
Simon Property Group LP 6.65% 1/15/2054	80,000	89,691
		3,936,883
Specialized REITs - 0.2%
American Tower Corp 2.1% 6/15/2030	160,000	144,642
American Tower Corp 3.1% 6/15/2050	160,000	104,188
American Tower Corp 3.6% 1/15/2028	32,000	31,543
American Tower Corp 3.8% 8/15/2029	70,000	68,251
American Tower Corp 4.7% 12/15/2032	60,000	59,024
American Tower Corp 4.9% 3/15/2030	220,000	221,021
American Tower Corp 5.4% 1/31/2035	20,000	20,238
American Tower Corp 5.9% 11/15/2033	110,000	114,792
Crown Castle Inc 2.25% 1/15/2031	280,000	249,380
Crown Castle Inc 3.25% 1/15/2051	140,000	92,291
Crown Castle Inc 5.1% 5/1/2033 (d)	160,000	158,678
CubeSmart LP 3% 2/15/2030	80,000	75,249
EPR Properties 3.75% 8/15/2029	70,000	67,301
Equinix Inc 3.9% 4/15/2032 (d)	170,000	160,689
Public Storage Operating Co 5% 12/15/2035	54,000	53,440
Public Storage Operating Co 5% 7/1/2035	40,000	39,851
Public Storage Operating Co 5.125% 1/15/2029 (d)	260,000	264,542
Public Storage Operating Co 5.35% 8/1/2053	30,000	28,768
Weyerhaeuser Co 4% 11/15/2029	160,000	156,352
Weyerhaeuser Co 4% 4/15/2030	60,000	58,355
		2,168,595
TOTAL REAL ESTATE		12,411,921
Utilities - 2.6%
Electric Utilities - 2.0%
AEP Texas Inc 2.1% 7/1/2030 (d)	200,000	181,122
AEP Texas Inc 5.4% 6/1/2033	100,000	101,641
AEP Texas Inc 5.85% 10/15/2055 (d)	100,000	98,073
AEP Transmission Co LLC 5.25% 6/1/2036	100,000	100,363
AEP Transmission Co LLC 5.4% 3/15/2053	160,000	153,011
Alabama Power Co 4.3% 3/15/2031	200,000	196,681
Alabama Power Co 6% 3/1/2039	180,000	190,646
American Electric Power Co Inc 5.625% 3/1/2033	140,000	145,062
American Electric Power Co Inc 5.8% 3/15/2056 (c)	130,000	129,286
American Electric Power Co Inc 6.95% 12/15/2054 (c)	50,000	53,400
Appalachian Power Co 3.3% 6/1/2027	110,000	108,808
Appalachian Power Co 4.45% 6/1/2045	18,000	14,988
Appalachian Power Co 4.5% 3/1/2049	90,000	74,092
Arizona Public Service Co 2.95% 9/15/2027	68,000	66,828
Arizona Public Service Co 3.5% 12/1/2049	100,000	69,952
Arizona Public Service Co 5.1% 3/15/2036	50,000	49,187
Arizona Public Service Co 5.55% 8/1/2033	30,000	30,810
Arizona Public Service Co 5.9% 8/15/2055	50,000	50,151
Baltimore Gas and Electric Co 2.9% 6/15/2050	200,000	125,850
Baltimore Gas and Electric Co 3.2% 9/15/2049	150,000	100,421
CenterPoint Energy Houston Electric LLC 3.35% 4/1/2051	250,000	173,864
CenterPoint Energy Houston Electric LLC 4.8% 3/15/2030	50,000	50,330
CenterPoint Energy Houston Electric LLC 4.85% 4/1/2036	60,000	58,764
Cleco Corporate Holdings LLC 4.973% 5/1/2046	20,000	17,025
Commonwealth Edison Co 2.75% 9/1/2051	100,000	60,962
Commonwealth Edison Co 3.2% 11/15/2049	30,000	20,277
Commonwealth Edison Co 4% 3/1/2048	42,000	32,899
Commonwealth Edison Co 4.55% 6/1/2031	100,000	99,355
Commonwealth Edison Co 4.9% 2/1/2033	210,000	211,833
Commonwealth Edison Co 5.65% 6/1/2054	100,000	98,642
Commonwealth Edison Co 5.85% 6/1/2056 (d)	50,000	50,475
Commonwealth Edison Co 5.95% 6/1/2055	30,000	30,556
Commonwealth Edison Co 6.45% 1/15/2038	50,000	55,062
Connecticut Light and Power Co/The 4.9% 7/1/2033 (d)	140,000	140,661
Consolidated Edison Co of New York Inc 3% 12/1/2060	80,000	47,267
Consolidated Edison Co of New York Inc 3.95% 4/1/2050	130,000	101,213
Consolidated Edison Co of New York Inc 4.5% 5/15/2058	150,000	121,243
Consolidated Edison Co of New York Inc 4.65% 12/1/2048	50,000	42,662
Consolidated Edison Co of New York Inc 5.15% 6/15/2036	100,000	99,716
Consolidated Edison Co of New York Inc 5.2% 3/1/2033	100,000	101,846
Consolidated Edison Co of New York Inc 5.5% 12/1/2039	256,000	257,121
Consolidated Edison Co of New York Inc 5.75% 11/15/2055	60,000	59,175
Consolidated Edison Co of New York Inc 6.2% 6/15/2036	150,000	161,299
Dominion Energy South Carolina Inc 5.3% 1/15/2035	200,000	202,691
DTE Electric Co 2.625% 3/1/2031	10,000	9,148
DTE Electric Co 2.95% 3/1/2050	50,000	32,521
DTE Electric Co 3% 3/1/2032	100,000	91,844
DTE Electric Co 4.85% 3/1/2036	130,000	127,057
DTE Electric Co 5.2% 3/1/2034	60,000	61,034
DTE Electric Co 5.4% 4/1/2053	110,000	105,499
DTE Electric Co 5.85% 5/15/2055	30,000	30,369
Duke Energy Carolinas LLC 2.45% 8/15/2029	190,000	178,577
Duke Energy Carolinas LLC 3.95% 3/15/2048	31,000	24,160
Duke Energy Carolinas LLC 4.25% 12/15/2041	341,000	295,922
Duke Energy Carolinas LLC 4.85% 3/15/2030	300,000	302,733
Duke Energy Carolinas LLC 5.75% 6/15/2056	100,000	99,877
Duke Energy Corp 2.45% 6/1/2030	182,000	167,413
Duke Energy Corp 3.75% 9/1/2046	80,000	59,798
Duke Energy Corp 3.95% 8/15/2047	250,000	190,885
Duke Energy Corp 4.2% 6/15/2049	90,000	70,192
Duke Energy Corp 4.95% 9/15/2035	30,000	29,358
Duke Energy Corp 5.7% 9/15/2055	20,000	19,240
Duke Energy Corp 6.45% 9/1/2054 (c)	50,000	51,920
Duke Energy Florida LLC 4.2% 12/1/2030	150,000	147,388
Duke Energy Florida LLC 6.2% 11/15/2053	30,000	31,693
Duke Energy Florida LLC 6.35% 9/15/2037	110,000	119,485
Duke Energy Florida LLC 6.4% 6/15/2038	100,000	108,960
Duke Energy Indiana LLC 2.75% 4/1/2050	100,000	61,447
Duke Energy Indiana LLC 4.95% 3/15/2036	70,000	68,803
Duke Energy Indiana LLC 5.9% 5/15/2055	50,000	50,431
Duke Energy Ohio Inc 2.125% 6/1/2030	70,000	63,729
Duke Energy Ohio Inc 3.65% 2/1/2029	160,000	156,819
Duke Energy Progress LLC 3.7% 10/15/2046	170,000	128,589
Duke Energy Progress LLC 5.05% 3/15/2035	100,000	100,032
Duke Energy Progress LLC 5.25% 3/15/2033	100,000	102,007
Duke Energy Progress LLC 5.55% 3/15/2055	60,000	58,242
Edison International 5.25% 3/15/2032	100,000	98,637
Entergy Arkansas LLC 4.95% 1/15/2036	100,000	98,109
Entergy Arkansas LLC 5.15% 1/15/2033	110,000	111,186
Entergy Arkansas LLC 5.75% 6/1/2054	50,000	49,937
Entergy Corp 7.125% 12/1/2054 (c)	40,000	41,356
Entergy Louisiana LLC 3.05% 6/1/2031	190,000	175,631
Entergy Louisiana LLC 3.1% 6/15/2041	110,000	83,234
Entergy Louisiana LLC 4.2% 4/1/2050	70,000	55,492
Entergy Louisiana LLC 4.9% 4/15/2036	18,000	17,552
Entergy Louisiana LLC 5.65% 4/15/2056	60,000	58,827
Entergy Louisiana LLC 5.8% 3/15/2055	30,000	29,994
Entergy Mississippi LLC 5% 9/1/2033	90,000	90,178
Entergy Mississippi LLC 5.8% 4/15/2055	40,000	39,858
Entergy Tex Inc 3.55% 9/30/2049	29,000	20,699
Entergy Tex Inc 5.25% 4/15/2035	130,000	130,549
Evergy Kansas Central Inc 5.25% 3/15/2035	140,000	140,684
Evergy Kansas Central Inc 5.7% 3/15/2053	20,000	19,944
Evergy Metro Inc 5.125% 8/15/2035	30,000	29,741
Eversource Energy 2.55% 3/15/2031	120,000	108,109
Eversource Energy 3.3% 1/15/2028	62,000	60,715
Eversource Energy 3.45% 1/15/2050	80,000	55,671
Eversource Energy 5.45% 3/1/2028	150,000	151,690
Exelon Corp 4.05% 4/15/2030 (d)	310,000	302,575
Exelon Corp 4.45% 4/15/2046	144,000	119,798
Exelon Corp 4.95% 3/15/2036	100,000	97,213
Exelon Corp 5.45% 3/15/2034	30,000	30,592
Exelon Corp 5.875% 3/15/2055	50,000	49,496
FirstEnergy Corp 4.85% 7/15/2047 (f)	140,000	121,666
Florida Power & Light Co 2.875% 12/4/2051	150,000	94,056
Florida Power & Light Co 3.15% 10/1/2049	100,000	67,273
Florida Power & Light Co 4.05% 10/1/2044	90,000	73,885
Florida Power & Light Co 4.125% 6/1/2048	26,000	20,947
Florida Power & Light Co 4.625% 5/15/2030	330,000	330,913
Florida Power & Light Co 4.7% 2/15/2036	40,000	38,776
Florida Power & Light Co 5.1% 4/1/2033	70,000	70,921
Florida Power & Light Co 5.3% 6/15/2034	144,000	146,926
Florida Power & Light Co 5.6% 2/15/2066	50,000	48,100
Florida Power & Light Co 5.6% 6/15/2054	80,000	78,484
Florida Power & Light Co 5.75% 6/1/2056 (d)	100,000	100,507
Georgia Power Co 4.85% 3/15/2031	100,000	100,630
Georgia Power Co 4.95% 5/17/2033 (d)	200,000	201,213
Georgia Power Co 5.2% 3/15/2035	130,000	131,563
Georgia Power Co 5.25% 3/15/2034	100,000	101,564
Georgia Power Co 5.5% 10/1/2055 (d)	40,000	38,598
Indiana Michigan Power Co 3.75% 7/1/2047	100,000	74,873
Indiana Michigan Power Co 5.6% 3/15/2056	50,000	48,669
Interstate Power and Light Co 2.3% 6/1/2030	93,000	85,221
Interstate Power and Light Co 3.6% 4/1/2029	80,000	77,949
Jersey Central Power & Light Co 4.4% 1/15/2031	10,000	9,834
Jersey Central Power & Light Co 5.1% 1/15/2035 (d)	50,000	49,962
Kentucky Utilities Co 5.125% 11/1/2040	100,000	96,597
Kentucky Utilities Co 5.85% 8/15/2055	10,000	10,041
Louisville Gas and Electric Co 5.85% 8/15/2055	30,000	30,181
MidAmerican Energy Co 3.65% 4/15/2029	190,000	185,761
MidAmerican Energy Co 3.65% 8/1/2048	30,000	22,229
MidAmerican Energy Co 5.5% 11/15/2056	60,000	57,694
MidAmerican Energy Co 5.8% 10/15/2036	100,000	105,234
MidAmerican Energy Co 5.85% 9/15/2054	80,000	81,116
Nevada Power Co 6% 3/15/2054	20,000	20,265
NextEra Energy Capital Holdings Inc 1.875% 1/15/2027	500,000	493,645
NextEra Energy Capital Holdings Inc 2.44% 1/15/2032	500,000	440,951
NextEra Energy Capital Holdings Inc 3.5% 4/1/2029	140,000	135,959
NextEra Energy Capital Holdings Inc 5.05% 3/15/2030	100,000	101,284
NextEra Energy Capital Holdings Inc 5.85% 3/1/2056	50,000	49,258
NextEra Energy Capital Holdings Inc 5.9% 3/15/2055	80,000	79,191
NextEra Energy Capital Holdings Inc 6.7% 9/1/2054 (c)	90,000	92,177
NextEra Energy Capital Holdings Inc 6.75% 6/15/2054 (c)	240,000	249,969
Northern States Power Co/MN 2.9% 3/1/2050	80,000	52,790
Northern States Power Co/MN 3.4% 8/15/2042	100,000	77,255
Northern States Power Co/MN 3.6% 9/15/2047	50,000	37,503
Northern States Power Co/MN 4.85% 5/15/2036	100,000	98,212
Northern States Power Co/MN 5.05% 5/15/2035	90,000	90,315
Northern States Power Co/MN 5.65% 5/15/2055	40,000	39,432
NSTAR Electric Co 4.95% 9/15/2052	50,000	44,740
NSTAR Electric Co 5.2% 3/1/2035	160,000	161,200
Oglethorpe Power Corp 5.8% 6/1/2054	140,000	137,163
Ohio Power Co 5.65% 6/1/2034	120,000	123,902
Oncor Electric Delivery Co LLC 3.1% 9/15/2049	100,000	65,666
Oncor Electric Delivery Co LLC 3.75% 4/1/2045	120,000	93,135
Oncor Electric Delivery Co LLC 4.55% 9/15/2032	150,000	147,681
Oncor Electric Delivery Co LLC 5.25% 9/30/2040	90,000	87,783
Oncor Electric Delivery Co LLC 5.35% 10/1/2052	20,000	18,800
Oncor Electric Delivery Co LLC 5.35% 4/1/2035	90,000	91,555
Oncor Electric Delivery Co LLC 5.8% 4/1/2055	20,000	20,036
Oncor Electric Delivery Co LLC 5.9% 3/15/2056 (d)(e)	50,000	50,790
Pacific Gas and Electric Co 2.1% 8/1/2027	210,000	204,456
Pacific Gas and Electric Co 2.5% 2/1/2031	70,000	62,802
Pacific Gas and Electric Co 3% 6/15/2028	100,000	96,770
Pacific Gas and Electric Co 3.3% 8/1/2040	100,000	74,959
Pacific Gas and Electric Co 3.5% 8/1/2050	682,000	454,975
Pacific Gas and Electric Co 5% 6/4/2028	500,000	502,681
Pacific Gas and Electric Co 5.05% 10/15/2032	80,000	79,511
Pacific Gas and Electric Co 5.2% 5/1/2036 (d)	150,000	145,693
Pacific Gas and Electric Co 5.45% 6/15/2027	770,000	775,918
Pacific Gas and Electric Co 5.55% 5/15/2029	130,000	132,684
Pacific Gas and Electric Co 5.6% 8/15/2036	100,000	100,032
Pacific Gas and Electric Co 6.1% 1/15/2029	220,000	226,525
Pacific Gas and Electric Co 6.15% 3/1/2055	20,000	19,505
Pacific Gas and Electric Co 6.75% 1/15/2053	100,000	104,993
PacifiCorp 4.65% 4/15/2029	100,000	99,706
PacifiCorp 5.45% 2/15/2034	120,000	121,383
PacifiCorp 5.8% 1/15/2055	150,000	143,060
PacifiCorp 6% 1/15/2039	235,000	239,680
PECO Energy Co 3.05% 3/15/2051	100,000	65,134
PECO Energy Co 3.9% 3/1/2048	96,000	74,430
PECO Energy Co 4.875% 9/15/2035	50,000	49,512
PG&E Wildfire Recovery Funding LLC 5.099% 6/1/2054	50,000	45,998
PG&E Wildfire Recovery Funding LLC 5.212% 12/1/2049	160,000	151,536
PPL Capital Funding Inc 4% 9/15/2047	20,000	14,215
PPL Electric Utilities Corp 3% 10/1/2049	100,000	65,695
PPL Electric Utilities Corp 5.25% 5/15/2053	20,000	18,719
PPL Electric Utilities Corp 5.55% 8/15/2055	50,000	48,904
Public Service Co of Colorado 3.7% 6/15/2028 (d)	87,000	85,810
Public Service Co of Colorado 5.35% 5/15/2034	40,000	40,594
Public Service Co of Colorado 5.85% 5/15/2055	120,000	120,227
Public Service Co of Colorado 6.25% 9/1/2037 (d)	182,000	195,348
Public Service Co of Oklahoma 5.2% 1/15/2035	100,000	99,565
Public Service Electric and Gas Co 2.45% 1/15/2030	70,000	65,316
Public Service Electric and Gas Co 2.7% 5/1/2050	100,000	61,967
Public Service Electric and Gas Co 3.15% 1/1/2050	70,000	47,131
Public Service Electric and Gas Co 3.6% 12/1/2047	44,000	32,694
Public Service Electric and Gas Co 3.65% 9/1/2042	70,000	55,694
Public Service Electric and Gas Co 3.8% 3/1/2046	80,000	62,443
Public Service Electric and Gas Co 4.2% 1/1/2031	200,000	196,643
Public Service Electric and Gas Co 4.9% 8/15/2035	10,000	9,920
Public Service Electric and Gas Co 5.2% 8/1/2033	40,000	40,780
Public Service Electric and Gas Co 5.3% 8/1/2054	50,000	47,316
Puget Sound Energy Inc 4.223% 6/15/2048	45,000	36,432
Puget Sound Energy Inc 5.33% 6/15/2034	100,000	102,026
Puget Sound Energy Inc 5.598% 9/15/2055	40,000	38,880
Puget Sound Energy Inc 5.685% 6/15/2054	20,000	19,772
Southern California Edison Co 3.45% 2/1/2052	90,000	59,170
Southern California Edison Co 4% 4/1/2047	562,000	418,973
Southern California Edison Co 5.75% 4/15/2054	20,000	18,615
Southern California Edison Co 5.95% 2/1/2038	50,000	50,741
Southern California Edison Co 6.2% 9/15/2055	100,000	99,418
Southern Co/The 3.7% 4/30/2030	120,000	115,952
Southern Co/The 4.25% 7/1/2036	110,000	101,618
Southern Co/The 6.375% 3/15/2055 (c)	10,000	10,263
Southwestern Electric Power Co 3.85% 2/1/2048	190,000	141,062
Southwestern Public Service Co 3.75% 6/15/2049	80,000	58,661
Southwestern Public Service Co 5.3% 8/15/2036	80,000	79,787
Southwestern Public Service Co 5.875% 8/15/2056	40,000	39,745
Tampa Electric Co 4.45% 6/15/2049	120,000	99,695
Tampa Electric Co 5.15% 3/1/2035	50,000	50,127
Tucson Electric Power Co 5.5% 4/15/2053	50,000	47,756
Union Electric Co 4.8% 3/15/2036	30,000	29,185
Union Electric Co 5.125% 3/15/2055	70,000	63,693
Union Electric Co 5.45% 3/15/2053	130,000	124,141
Virginia Electric and Power Co 2.4% 3/30/2032	60,000	52,899
Virginia Electric and Power Co 3.3% 12/1/2049	60,000	40,959
Virginia Electric and Power Co 3.8% 4/1/2028	170,000	167,921
Virginia Electric and Power Co 3.8% 9/15/2047	50,000	38,196
Virginia Electric and Power Co 4.6% 12/1/2048	52,000	44,144
Virginia Electric and Power Co 4.625% 5/15/2052	110,000	92,837
Virginia Electric and Power Co 4.9% 9/15/2035	140,000	137,037
Virginia Electric and Power Co 5.05% 8/15/2034	120,000	120,094
Virginia Electric and Power Co 5.3% 8/15/2033	50,000	51,026
Virginia Electric and Power Co 5.35% 1/15/2054	20,000	18,743
Virginia Electric and Power Co 5.6% 9/15/2055	40,000	38,817
Virginia Electric and Power Co 5.7% 3/15/2056 (d)	90,000	88,403
Virginia Electric and Power Co 5.7% 8/15/2053	50,000	49,222
Wisconsin Electric Power Co 4.6% 10/1/2034	110,000	107,715
Wisconsin Electric Power Co 5.1% 6/15/2036	100,000	99,952
Wisconsin Electric Power Co 5.65% 3/15/2056	30,000	29,856
Wisconsin Power and Light Co 4.95% 4/1/2033	100,000	100,013
Wisconsin Public Service Corp 4.25% 1/15/2031	220,000	216,527
Wisconsin Public Service Corp 4.55% 12/1/2029	165,000	164,765
Xcel Energy Inc 3.4% 6/1/2030	63,000	59,882
Xcel Energy Inc 4% 6/15/2028	76,000	75,115
		24,430,748
Gas Utilities - 0.1%
Atmos Energy Corp 5.2% 8/15/2035	50,000	50,701
Atmos Energy Corp 5.45% 1/15/2056	50,000	48,206
Atmos Energy Corp 5.45% 10/15/2032	180,000	185,119
Atmos Energy Corp 5.9% 11/15/2033	80,000	84,875
Atmos Energy Corp 6.2% 11/15/2053	60,000	63,792
CenterPoint Energy Resources Corp 5.4% 7/1/2034	130,000	132,141
Eastern Energy Gas Holdings LLC 5.8% 1/15/2035	100,000	103,416
Eastern Energy Gas Holdings LLC 6.2% 1/15/2055	100,000	102,837
Piedmont Natural Gas Co Inc 2.5% 3/15/2031	100,000	90,444
Piedmont Natural Gas Co Inc 5.1% 2/15/2035	50,000	49,801
Southern California Gas Co 3.75% 9/15/2042	100,000	79,221
Southern California Gas Co 5.05% 9/1/2034	60,000	60,045
Southern California Gas Co 5.2% 6/1/2033	100,000	101,409
Southern California Gas Co 6% 6/15/2055	90,000	91,222
Southern Co Gas Capital Corp 3.95% 10/1/2046	308,000	241,105
Southwest Gas Corp 5.45% 3/23/2028	76,000	76,974
		1,561,308
Independent Power and Renewable Electricity Producers - 0.1%
AES Corp/The 2.45% 1/15/2031	70,000	62,443
AES Corp/The 5.8% 3/15/2032	10,000	10,133
Constellation Energy Generation LLC 4.4% 1/15/2031	80,000	78,648
Constellation Energy Generation LLC 5.8% 3/1/2033	130,000	135,676
Constellation Energy Generation LLC 5.875% 1/15/2066	60,000	58,625
Constellation Energy Generation LLC 6.5% 10/1/2053 (d)	70,000	75,106
Southern Power Co 4.8% 6/15/2031	500,000	498,594
Southern Power Co 4.95% 12/15/2046	80,000	71,359
		990,584
Multi-Utilities - 0.4%
Ameren Corp 5% 5/15/2036	100,000	97,624
Ameren Corp 5.7% 12/1/2026	200,000	200,921
Ameren Illinois Co 4.5% 3/15/2049	30,000	25,358
Ameren Illinois Co 4.95% 6/1/2033	140,000	140,290
Ameren Illinois Co 5.55% 7/1/2054	50,000	48,597
Berkshire Hathaway Energy Co 3.7% 7/15/2030	100,000	96,617
Berkshire Hathaway Energy Co 4.25% 10/15/2050	290,000	231,352
Berkshire Hathaway Energy Co 4.45% 1/15/2049	54,000	44,389
Berkshire Hathaway Energy Co 4.5% 2/1/2045	20,000	17,120
CenterPoint Energy Inc 6.85% 2/15/2055 (c)	40,000	42,041
CMS Energy Corp 4.875% 3/1/2044	40,000	35,554
CMS Energy Corp 6.5% 6/1/2055 (c)	100,000	102,417
Consumers Energy Co 4.5% 1/15/2031	60,000	59,577
Consumers Energy Co 4.625% 5/15/2033	130,000	128,215
Consumers Energy Co 4.9% 2/15/2029	110,000	111,224
Consumers Energy Co 5.05% 5/15/2035	60,000	60,102
Dominion Energy Inc 3.375% 4/1/2030	720,000	687,354
Dominion Energy Inc 4.6% 3/15/2049	50,000	41,613
Dominion Energy Inc 4.7% 12/1/2044	26,000	22,670
Dominion Energy Inc 6% 2/15/2056 (c)	90,000	90,398
Dominion Energy Inc 6.2% 2/15/2056 (c)	80,000	80,253
Dominion Energy Inc 7% 6/1/2054 (c)	50,000	52,940
Dominion Energy Inc 7% 6/15/2038	130,000	147,169
DTE Energy Co 2.85% 10/1/2026	140,000	139,544
DTE Energy Co 4.95% 7/1/2027	220,000	221,087
DTE Energy Co 5.05% 10/1/2035	30,000	29,470
DTE Energy Co 5.2% 4/1/2030	110,000	111,584
NiSource Inc 2.95% 9/1/2029	190,000	180,456
NiSource Inc 3.49% 5/15/2027	50,000	49,618
NiSource Inc 3.6% 5/1/2030	250,000	239,962
NiSource Inc 3.95% 3/30/2048	46,000	35,129
NiSource Inc 5.25% 2/15/2043	156,000	146,767
NiSource Inc 5.85% 4/1/2055	80,000	79,328
NiSource Inc 6.95% 11/30/2054 (c)	50,000	51,701
Public Service Enterprise Group Inc 5.85% 11/15/2027	100,000	101,778
Public Service Enterprise Group Inc 5.875% 10/15/2028	70,000	71,807
Public Service Enterprise Group Inc 6.125% 10/15/2033	30,000	31,752
Puget Energy Inc 4.1% 6/15/2030	200,000	193,570
San Diego Gas & Electric Co 4.95% 8/15/2028	140,000	141,128
San Diego Gas & Electric Co 5.2% 3/15/2036	100,000	99,526
San Diego Gas & Electric Co 5.35% 4/1/2053	100,000	93,225
San Diego Gas & Electric Co 5.4% 4/15/2035	50,000	50,804
San Diego Gas & Electric Co 5.55% 4/15/2054	50,000	48,210
San Diego Gas & Electric Co 5.95% 3/15/2056	10,000	10,145
Sempra 6% 10/15/2039	274,000	281,103
Sempra 6.875% 10/1/2054 (c)	150,000	153,024
WEC Energy Group Inc 4.75% 1/15/2028	140,000	140,346
		5,264,859
Water Utilities - 0.0%
American Water Capital Corp 3.75% 9/1/2028	140,000	137,775
American Water Capital Corp 3.75% 9/1/2047 (d)	280,000	213,468
American Water Capital Corp 4.625% 6/1/2029	150,000	150,081
American Water Capital Corp 5.2% 4/1/2036	50,000	49,975
American Water Capital Corp 5.45% 3/1/2054	20,000	19,159
		570,458
TOTAL UTILITIES		32,817,957
TOTAL UNITED STATES		291,391,434
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $374,731,546)		352,564,195

U.S. Government Agency - Mortgage Securities - 23.6%
	Principal Amount (a)	Value ($)
UNITED STATES - 23.6%
Fannie Mae 2% 2/1/2038	220,562	201,246
Fannie Mae 2% 2/1/2051	845,780	682,545
Fannie Mae 2% 2/1/2052	132,964	108,590
Fannie Mae 2% 4/1/2052	179,349	145,911
Fannie Mae 2.5% 11/1/2032	17,398	16,594
Fannie Mae 2.5% 3/1/2052	599,765	510,679
Fannie Mae 4.5% 1/1/2055	244,471	235,283
Fannie Mae 5.5% 1/1/2055	316,096	320,786
Fannie Mae 5.5% 1/1/2055	27,878	28,046
Fannie Mae 6% 12/1/2054	128,797	134,177
Fannie Mae 6% 12/1/2054	73,321	74,949
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2037	314,388	280,478
Fannie Mae Mortgage pass-thru certificates 1.5% 10/1/2036	1,211,415	1,081,317
Fannie Mae Mortgage pass-thru certificates 1.5% 10/1/2036	622,698	555,824
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2036	605,419	540,401
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2036	289,368	258,292
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2051	203,230	155,671
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2036	245,187	218,741
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2041	134,643	112,677
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2050	1,514,575	1,162,976
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2051	367,380	281,291
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2036	413,698	370,433
Fannie Mae Mortgage pass-thru certificates 1.5% 4/1/2052	173,851	133,167
Fannie Mae Mortgage pass-thru certificates 1.5% 4/1/2052	166,759	127,682
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2036	237,984	217,811
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2037	741,520	676,579
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2042	907,614	785,665
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2051	202,923	163,758
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2052	425,113	344,793
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2035	364,865	335,077
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2036	48,101	43,979
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	571,821	462,174
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050 (b)	530,778	429,002
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	493,294	398,705
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	65,687	53,092
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	37,178	29,956
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2036	776,536	708,528
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2050	367,480	296,671
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2050	363,590	293,872
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	1,672,274	1,347,434
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	638,194	518,612
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	509,571	410,587
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	48,659	38,888
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2035	1,066,106	975,736
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2035	11,184	10,271
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	7,669,423	6,191,619
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	521,227	420,630
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	372,419	300,542
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	293,372	238,218
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	177,471	143,497
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	1,089,967	876,538
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	828,890	673,318
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	709,341	578,202
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	576,591	468,732
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2037	23,035	21,018
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	375,696	304,126
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	188,470	153,273
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	32,975	26,611
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2037	268,025	244,552
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	832,692	671,982
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	623,701	506,250
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	91,836	75,001
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	24,814	19,831
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2037	749,716	683,823
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	852,959	688,338
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	607,292	489,705
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	414,440	334,194
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	308,808	249,980
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	17,235	13,990
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2052	218,913	176,526
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2037	618,472	564,114
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2051	222,550	177,929
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2035	16,798	15,411
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	578,905	468,081
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	104,904	84,821
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	1,007,492	811,787
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	222,163	179,563
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	34,475	27,864
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2042	398,697	346,066
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2050	2,921,916	2,362,551
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2050	566,665	458,007
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2050	55,495	44,854
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2051	163,662	133,559
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2051	146,985	118,447
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2037	42,538	38,786
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2050	335,936	271,520
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2050	178,430	144,216
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2050	24,945	20,162
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2027	245	243
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2033	8,962	8,589
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2047	25,376	21,766
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2051	88,469	74,775
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	161,327	134,944
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	79,748	67,653
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	65,009	55,454
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	52,055	44,405
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	46,644	39,759
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	36,617	31,235
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	98,050	94,254
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	556,181	468,526
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	301,596	253,375
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	219,328	187,778
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	110,790	93,884
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2032	52,654	50,273
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2032	13,909	13,281
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	267,292	223,579
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2033	14,528	13,842
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2037	12,086	11,149
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2050	408,171	344,991
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	869,412	740,271
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	814,645	691,093
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	705,763	600,269
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2031	3,411	3,335
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2032	16,528	15,849
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2040	65,583	59,214
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2051	491,223	415,034
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2052	186,770	156,284
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2052	38,611	32,912
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2052	28,163	23,988
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2051	276,990	234,029
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2052	1,703,644	1,433,552
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2052	57,955	49,364
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2030	7,928	7,738
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2035	268,541	252,035
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2036	8,558	8,083
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2041	368,753	344,935
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2051	939,095	793,441
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	61,677	51,610
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2037	127,978	119,952
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2040	25,119	22,638
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2050	50,668	42,888
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	1,243,616	1,055,005
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	648,774	548,149
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2052	926,552	775,315
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2053	284,415	239,324
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2035	7,613	7,140
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2051	1,614,089	1,361,725
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2052	23,753	19,869
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2031	20,372	19,593
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2034	123,252	116,531
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2035	98,306	92,203
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2050	363,682	310,684
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2051	294,801	248,709
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2051	125,201	105,626
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2052	682,478	570,867
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2052	133,383	111,570
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2031	19,073	18,326
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2035	206,355	193,543
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2035	186,526	174,945
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2037	147,862	138,404
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	24,678	20,789
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2041	122,869	109,625
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2042	258,947	231,219
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2050	342,024	292,717
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2050	301,501	255,021
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2051	646,756	550,688
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2051	474,127	399,405
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2033	30,964	29,844
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2035	122,826	117,740
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2040	335,160	312,507
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2044	17,503	15,919
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2050	648,963	572,448
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2050	352,445	310,891
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2050	53,696	47,365
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2052	277,729	242,467
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2033	27,725	26,669
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2034	84,990	81,379
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2042	3,048	2,768
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2044	281,978	256,374
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2047	51,638	46,131
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2049	339,188	300,469
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2049	207,027	183,394
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2049	66,913	59,526
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2049	51,694	45,825
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2050	112,309	98,892
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2033	8,991	8,688
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	6,546	5,954
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	289,350	263,191
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	183,709	164,403
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	13,830	12,372
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	13,261	12,073
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2048	288,949	257,771
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2034	152,709	145,766
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2034	139,573	133,794
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	9,176	8,341
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2046	29,964	26,806
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2047	7,572	6,755
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2049	43,786	38,979
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2033	14,460	13,964
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2034	35,134	33,966
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2035	6,959	6,640
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2047	44,867	40,776
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2047	43,355	39,360
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2047	6,589	5,988
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2048	33,801	30,154
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2050	322,933	284,858
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2050	74,470	65,690
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2051	2,256,069	1,987,252
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2050	646,984	574,747
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2050	267,198	236,613
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2050	264,697	233,488
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2050	224,985	199,865
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2050	42,387	37,654
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2032	76,894	74,429
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2033	33,223	32,033
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	13,301	12,090
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2047	1,649,383	1,500,789
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2047	14,172	12,856
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2048	61,262	55,718
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2048	56,292	51,277
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2048	48,972	43,627
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2050	112,577	100,008
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2052	635,696	556,971
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2033	33,887	32,673
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2040	448,968	425,217
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	19,487	17,720
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2052	371,475	325,239
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2035	22,557	21,531
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2046	18,473	16,532
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2053	273,383	238,630
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2033	8,918	8,579
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2035	124,382	119,141
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2046	26,716	24,259
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2050	809,324	724,272
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2050	263,537	232,301
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2032	57,624	55,689
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	14,396	13,079
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2045	1,002,685	900,290
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2046	4,002	3,581
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2049	239,881	212,498
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2052	103,974	91,033
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2032	7,588	7,397
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2034	118,438	113,445
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2043	106,297	96,644
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2046	46,507	41,620
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2046	26,006	23,654
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2046	4,389	3,928
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2048	9,219	8,250
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2049	578,759	512,692
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2049	54,990	48,902
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2038	49,919	47,709
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2043	108,983	102,207
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2040	251,505	239,819
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2049	175,040	162,217
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2045	266,177	246,895
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2048	40,126	36,949
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2047	39,316	36,190
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2049	31,834	29,184
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2027	2,662	2,650
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2035	20,280	19,623
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2048	66,208	60,944
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2035	8,755	8,436
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2046	993,816	931,092
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2046	324,588	304,275
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2046	36,441	33,791
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2029	26,308	26,022
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2035	71,770	69,444
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2035	18,376	17,694
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2033	8,118	7,882
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2049	107,768	99,671
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2049	67,473	62,003
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2052	282,385	257,462
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2047	282,257	264,433
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2049	207,087	190,298
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2049	51,917	48,065
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2052	2,367,649	2,154,244
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2033	19,893	19,285
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2034	11,728	11,348
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2043	477,125	447,273
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2049	131,593	120,842
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2050	101,102	92,937
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2032	15,214	14,807
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2033	21,190	20,543
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2033	11,068	10,730
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2044	1,458,033	1,364,602
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2047	215,719	198,635
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2050	465,853	427,795
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2050	294,974	272,443
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	4,051	3,910
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2042	42,692	41,127
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2048	44,337	42,050
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	9,490	9,163
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	6,606	6,386
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	4,154	4,017
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2043	28,156	27,027
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2046	52,194	49,730
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2047	28,246	26,789
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2048	11,379	10,785
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2048	8,164	7,737
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2049	342,933	324,601
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2052	404,326	379,457
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2043	56,142	54,073
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2043	43,632	42,118
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2043	34,711	33,257
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2048	109,679	103,953
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	41,028	39,601
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041	54,156	52,236
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2043	29,513	28,274
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2048	12,681	12,019
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2048	4,612	4,371
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2055	249,644	233,353
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2039	83,660	81,058
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	9,863	9,528
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	44,112	42,538
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2044	23,628	22,621
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2045	49,092	47,408
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2046	7,134	6,835
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2044	46,702	44,824
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2045	19,441	18,738
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2049	98,295	93,194
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2049	47,456	44,979
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2052	298,189	280,571
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2045	821,139	786,552
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2048	42,612	40,401
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2048	18,795	17,826
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2041	7,438	7,185
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2046	48,873	46,839
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2046	4,788	4,586
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2048	29,439	27,921
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2048	2,442	2,315
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2053	237,557	223,614
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2053	140,339	132,453
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2034	3,187	3,144
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2041	32,045	30,944
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2046	5,139	4,899
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2048	1,231,665	1,167,746
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2048	64,323	60,985
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2048	8,569	8,124
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2053	316,952	299,240
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2046	46,934	44,747
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2046	5,111	4,873
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2047	17,573	16,683
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2048	23,027	21,832
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2049	82,732	78,439
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2050	187,432	177,646
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2052	114,765	107,922
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2039	11,323	10,960
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2046	49,839	47,517
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2049	82,957	78,523
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2052	456,941	429,122
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2052	217,725	205,881
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2052	166,286	156,162
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2046	55,459	52,875
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2048	218,624	207,278
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2048	4,939	4,681
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2048	2,552	2,417
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2049	92,846	87,882
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2053	126,596	119,126
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2048	13,995	13,636
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2049	38,854	37,700
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2056	367,904	352,784
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2056	39,635	38,006
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2039	31,133	30,849
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2048	8,192	7,961
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2052	283,244	273,706
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2054	24,010	23,070
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2048	8,527	8,279
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2048	2,719	2,639
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2049	41,173	39,937
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2050	92,183	89,330
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2052	385,377	372,399
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	665,362	657,877
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2048	6,967	6,764
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2050	315,254	305,795
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2048	66,991	65,274
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2049	56,171	54,504
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2055	539,886	521,115
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2049	37,473	36,360
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2055	457,323	439,421
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2040	238,113	235,657
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2048	11,142	10,846
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2048	8,303	8,082
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2049	163,466	158,715
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2050	366,664	355,548
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2056	24,771	23,753
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2047	12,431	12,128
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2048	22,959	22,349
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2048	182,842	177,984
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2048	9,820	9,559
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2056	299,669	289,320
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2056	199,834	193,120
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2056	199,604	191,401
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2056	74,924	72,454
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2056	49,950	48,335
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2056	24,650	23,891
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2047	46,690	46,244
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2047	14,351	14,001
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2048	72,296	70,443
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2048	8,812	8,552
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2049	24,492	23,765
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2048	16,822	16,349
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2049	2,294	2,225
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2049	2,284	2,215
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2053	331,988	320,290
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2041	18,432	18,208
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2053	454,874	450,657
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2048	102,123	102,859
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2049	12,273	12,269
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2050	33,301	33,292
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2052	387,490	384,261
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2052	279,738	277,171
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2053	83,023	82,097
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2053	21,726	21,504
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2049	12,341	12,329
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	73,126	72,516
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2053	168,223	166,348
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2048	9,594	9,612
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2049	46,790	46,777
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2049	25,166	25,191
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2054	390,828	386,075
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2055	443,682	442,616
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2049	53,277	53,379
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2053	301,477	298,682
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2054	289,279	285,490
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2049	6,503	6,509
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2056	324,566	319,179
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2049	25,294	25,319
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2053	162,856	160,713
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2055	248,604	244,726
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2056	1,011,069	1,006,909
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2056	1,375,000	1,351,724
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2048	10,015	10,001
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2048	19,447	19,484
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2053	433,463	432,289
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2055	165,314	162,631
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2048	2,298	2,301
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2049	239,183	239,638
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2049	18,064	18,643
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2049	18,180	18,606
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2049	16,056	16,560
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2053	596,281	606,805
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2052	330,967	334,533
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2052	19,693	19,923
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2054	174,733	176,069
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2048	15,228	15,716
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2054	630,578	634,023
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2049	14,874	15,341
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2053	474,508	479,473
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2056	1,117,399	1,124,552
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2056	706,596	716,860
Fannie Mae Mortgage pass-thru certificates 5.5% 3/1/2053	845,334	856,820
Fannie Mae Mortgage pass-thru certificates 5.5% 3/1/2055	23,037	23,153
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2049	22,171	22,867
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2054	239,215	241,045
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2055	50,128	50,355
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2044	19,320	19,674
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2053	28,003	28,270
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2056	409,990	417,995
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2056	381,198	385,305
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2054	1,746,702	1,757,446
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2054	560,401	564,163
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2053	279,510	284,269
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2053	153,728	154,674
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2054	174,965	177,561
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2055	438,041	439,887
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2055	94,766	95,166
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2053	348,766	351,870
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2055	274,618	275,775
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2053	267,581	269,963
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2053	159,164	160,531
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2054	126,645	127,376
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2053	122,221	126,056
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2055	232,857	238,042
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2055	22,591	23,369
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2052	157,044	161,813
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2053	285,866	293,208
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2053	250,861	257,304
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2053	68,774	71,921
Fannie Mae Mortgage pass-thru certificates 6% 12/1/2052	371,421	383,455
Fannie Mae Mortgage pass-thru certificates 6% 12/1/2054	258,337	265,960
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2054	909,280	931,211
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2053	446,809	459,680
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2054	207,048	214,582
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2054	168,820	172,818
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2056	649,762	669,749
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2054	190,063	194,647
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2055	422,227	436,535
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2053	75,745	77,738
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2054	236,338	241,558
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2056	810,327	848,801
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2056	359,737	369,678
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2039	206,016	211,795
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2053	118,311	122,949
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2054	106,238	110,468
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2055	352,920	363,886
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2053	46,766	47,996
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2054	493,704	504,748
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2054	155,262	161,494
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2054	65,830	67,335
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2055	481,409	495,728
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2055	383,575	397,531
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2056	24,875	25,973
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2056	24,879	25,953
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2056	24,898	25,896
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2056	24,905	25,893
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2056	24,870	25,790
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2056	14,765	15,426
Fannie Mae Mortgage pass-thru certificates 6.5% 10/1/2053	84,726	88,159
Fannie Mae Mortgage pass-thru certificates 6.5% 10/1/2055	340,269	351,902
Fannie Mae Mortgage pass-thru certificates 6.5% 11/1/2053	544,507	563,731
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2055	24,869	25,856
Fannie Mae Mortgage pass-thru certificates 6.5% 2/1/2055	65,005	67,293
Fannie Mae Mortgage pass-thru certificates 6.5% 2/1/2056	141,512	147,188
Fannie Mae Mortgage pass-thru certificates 6.5% 2/1/2056	53,155	55,326
Fannie Mae Mortgage pass-thru certificates 6.5% 4/1/2043	32,311	33,534
Fannie Mae Mortgage pass-thru certificates 6.5% 5/1/2053	221,211	229,845
Fannie Mae Mortgage pass-thru certificates 6.5% 5/1/2055	127,481	131,879
Fannie Mae Mortgage pass-thru certificates 6.5% 5/1/2056	63,156	65,768
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2053	17,211	18,006
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2054	199,516	210,608
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2054	157,349	165,162
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2055	52,960	55,126
Fannie Mae Mortgage pass-thru certificates 6.5% 9/1/2053	48,981	50,816
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2053	691,924	732,367
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2053	46,132	48,935
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2053	44,699	47,647
Federal Home Loan Bank 5% 1/1/2056	1,639,871	1,628,510
Freddie Mac 5.5% 1/1/2055	38,284	38,454
Freddie Mac Gold Pool 1.5% 10/1/2036	290,183	259,019
Freddie Mac Gold Pool 1.5% 10/1/2041	184,653	154,628
Freddie Mac Gold Pool 1.5% 10/1/2051	1,547,428	1,185,301
Freddie Mac Gold Pool 1.5% 10/1/2051	162,867	124,753
Freddie Mac Gold Pool 1.5% 11/1/2040	147,238	124,531
Freddie Mac Gold Pool 1.5% 11/1/2051	458,709	351,362
Freddie Mac Gold Pool 1.5% 11/1/2051	87,012	66,650
Freddie Mac Gold Pool 1.5% 2/1/2037	62,018	55,329
Freddie Mac Gold Pool 1.5% 2/1/2042	104,093	87,634
Freddie Mac Gold Pool 1.5% 3/1/2037	72,542	64,718
Freddie Mac Gold Pool 1.5% 7/1/2036	212,392	189,583
Freddie Mac Gold Pool 1.5% 7/1/2041	477,158	400,730
Freddie Mac Gold Pool 1.5% 7/1/2051	442,507	338,952
Freddie Mac Gold Pool 2% 1/1/2036	16,293	14,947
Freddie Mac Gold Pool 2% 1/1/2051	1,348,121	1,087,934
Freddie Mac Gold Pool 2% 1/1/2051	787,259	635,318
Freddie Mac Gold Pool 2% 1/1/2051	381,479	307,853
Freddie Mac Gold Pool 2% 1/1/2051	335,725	271,769
Freddie Mac Gold Pool 2% 1/1/2051	180,327	146,369
Freddie Mac Gold Pool 2% 1/1/2051	125,498	101,865
Freddie Mac Gold Pool 2% 1/1/2052	1,758,040	1,412,695
Freddie Mac Gold Pool 2% 1/1/2052	68,614	55,993
Freddie Mac Gold Pool 2% 10/1/2030	57,267	54,884
Freddie Mac Gold Pool 2% 10/1/2050	35,963	29,067
Freddie Mac Gold Pool 2% 10/1/2051	2,840,825	2,288,994
Freddie Mac Gold Pool 2% 10/1/2051	555,495	447,590
Freddie Mac Gold Pool 2% 11/1/2035	225,405	206,298
Freddie Mac Gold Pool 2% 11/1/2035	81,869	74,929
Freddie Mac Gold Pool 2% 11/1/2035	44,514	40,922
Freddie Mac Gold Pool 2% 11/1/2050	69,043	56,408
Freddie Mac Gold Pool 2% 11/1/2051	1,276,364	1,028,430
Freddie Mac Gold Pool 2% 11/1/2051	827,556	666,803
Freddie Mac Gold Pool 2% 11/1/2051	730,542	588,634
Freddie Mac Gold Pool 2% 12/1/2051	814,616	662,231
Freddie Mac Gold Pool 2% 12/1/2051	462,511	369,633
Freddie Mac Gold Pool 2% 12/1/2051	203,417	163,458
Freddie Mac Gold Pool 2% 12/1/2051	133,135	108,522
Freddie Mac Gold Pool 2% 12/1/2051	74,819	59,794
Freddie Mac Gold Pool 2% 2/1/2036	680,648	622,953
Freddie Mac Gold Pool 2% 2/1/2051	593,067	478,605
Freddie Mac Gold Pool 2% 2/1/2051	311,783	249,271
Freddie Mac Gold Pool 2% 2/1/2052	24,790	19,812
Freddie Mac Gold Pool 2% 2/1/2052	18,498	14,893
Freddie Mac Gold Pool 2% 3/1/2051	1,938,681	1,566,938
Freddie Mac Gold Pool 2% 3/1/2052	74,639	59,650
Freddie Mac Gold Pool 2% 4/1/2036	1,328,324	1,213,237
Freddie Mac Gold Pool 2% 4/1/2042	815,927	708,514
Freddie Mac Gold Pool 2% 5/1/2051	1,551,877	1,251,394
Freddie Mac Gold Pool 2% 5/1/2051	21,608	17,660
Freddie Mac Gold Pool 2% 5/1/2052	502,812	409,069
Freddie Mac Gold Pool 2% 7/1/2051	984,891	798,500
Freddie Mac Gold Pool 2% 7/1/2051	637,701	513,827
Freddie Mac Gold Pool 2% 7/1/2051	184,673	148,800
Freddie Mac Gold Pool 2% 7/1/2051	128,977	105,818
Freddie Mac Gold Pool 2% 8/1/2050	266,732	217,003
Freddie Mac Gold Pool 2% 8/1/2051	255,030	205,490
Freddie Mac Gold Pool 2% 8/1/2051	19,319	15,614
Freddie Mac Gold Pool 2% 9/1/2035	146,666	134,417
Freddie Mac Gold Pool 2% 9/1/2041	1,697,692	1,465,865
Freddie Mac Gold Pool 2% 9/1/2050 (b)	668,805	540,562
Freddie Mac Gold Pool 2% 9/1/2050	165,838	134,039
Freddie Mac Gold Pool 2% 9/1/2050	18,162	14,679
Freddie Mac Gold Pool 2% 9/1/2051	988,878	796,788
Freddie Mac Gold Pool 2.5% 1/1/2035	377,634	354,423
Freddie Mac Gold Pool 2.5% 1/1/2047	18,736	16,070
Freddie Mac Gold Pool 2.5% 1/1/2051	2,101,374	1,776,106
Freddie Mac Gold Pool 2.5% 1/1/2052	1,344,288	1,132,427
Freddie Mac Gold Pool 2.5% 1/1/2052	48,563	41,410
Freddie Mac Gold Pool 2.5% 10/1/2050	1,109,321	949,398
Freddie Mac Gold Pool 2.5% 10/1/2050	712,099	602,320
Freddie Mac Gold Pool 2.5% 10/1/2051	715,800	602,990
Freddie Mac Gold Pool 2.5% 11/1/2050	540,092	461,218
Freddie Mac Gold Pool 2.5% 11/1/2051	422,290	355,737
Freddie Mac Gold Pool 2.5% 11/1/2051	121,505	103,760
Freddie Mac Gold Pool 2.5% 12/1/2051	702,373	595,849
Freddie Mac Gold Pool 2.5% 12/1/2051	434,673	363,587
Freddie Mac Gold Pool 2.5% 12/1/2051	65,976	56,279
Freddie Mac Gold Pool 2.5% 2/1/2030	28,379	27,597
Freddie Mac Gold Pool 2.5% 2/1/2051	658,065	556,204
Freddie Mac Gold Pool 2.5% 2/1/2052	1,917,225	1,613,272
Freddie Mac Gold Pool 2.5% 3/1/2033	14,299	13,646
Freddie Mac Gold Pool 2.5% 3/1/2035	385,915	362,195
Freddie Mac Gold Pool 2.5% 3/1/2050	32,234	27,013
Freddie Mac Gold Pool 2.5% 4/1/2027	5,679	5,635
Freddie Mac Gold Pool 2.5% 4/1/2036	135,877	127,313
Freddie Mac Gold Pool 2.5% 4/1/2042	289,088	257,124
Freddie Mac Gold Pool 2.5% 4/1/2051	349,985	292,859
Freddie Mac Gold Pool 2.5% 4/1/2051	246,100	205,930
Freddie Mac Gold Pool 2.5% 4/1/2052	454,382	382,771
Freddie Mac Gold Pool 2.5% 4/1/2052	289,569	247,462
Freddie Mac Gold Pool 2.5% 4/1/2052	133,628	113,988
Freddie Mac Gold Pool 2.5% 4/1/2052	89,027	74,913
Freddie Mac Gold Pool 2.5% 5/1/2051	1,100,732	930,008
Freddie Mac Gold Pool 2.5% 5/1/2051	126,929	108,472
Freddie Mac Gold Pool 2.5% 7/1/2029	9,647	9,509
Freddie Mac Gold Pool 2.5% 7/1/2051	1,148,238	968,710
Freddie Mac Gold Pool 2.5% 7/1/2052	1,111,893	930,057
Freddie Mac Gold Pool 2.5% 7/1/2052	603,594	504,920
Freddie Mac Gold Pool 2.5% 8/1/2035	158,595	148,748
Freddie Mac Gold Pool 2.5% 8/1/2051	2,242,418	1,891,815
Freddie Mac Gold Pool 2.5% 9/1/2050	56,099	47,451
Freddie Mac Gold Pool 3% 1/1/2029	9,981	9,834
Freddie Mac Gold Pool 3% 1/1/2033	4,063	3,919
Freddie Mac Gold Pool 3% 10/1/2043	115,917	105,743
Freddie Mac Gold Pool 3% 11/1/2034	36,704	35,035
Freddie Mac Gold Pool 3% 2/1/2035	58,412	55,737
Freddie Mac Gold Pool 3% 2/1/2052	623,677	544,686
Freddie Mac Gold Pool 3% 3/1/2033	3,133	3,021
Freddie Mac Gold Pool 3% 3/1/2035	36,963	35,271
Freddie Mac Gold Pool 3% 3/1/2045	23,874	21,534
Freddie Mac Gold Pool 3% 3/1/2052	1,060,795	941,691
Freddie Mac Gold Pool 3% 4/1/2035	6,789	6,478
Freddie Mac Gold Pool 3% 4/1/2045	32,523	29,315
Freddie Mac Gold Pool 3% 4/1/2050	152,710	135,659
Freddie Mac Gold Pool 3% 5/1/2052	97,771	85,388
Freddie Mac Gold Pool 3% 7/1/2045	11,148	10,036
Freddie Mac Gold Pool 3% 7/1/2049	314,452	278,556
Freddie Mac Gold Pool 3% 8/1/2047	26,460	23,668
Freddie Mac Gold Pool 3% 8/1/2051	119,773	105,801
Freddie Mac Gold Pool 3% 8/1/2052	1,972,085	1,750,664
Freddie Mac Gold Pool 3% 9/1/2034	1,150	1,101
Freddie Mac Gold Pool 3.5% 1/1/2050	82,774	75,856
Freddie Mac Gold Pool 3.5% 1/1/2050	39,521	36,231
Freddie Mac Gold Pool 3.5% 10/1/2047	91,797	84,786
Freddie Mac Gold Pool 3.5% 11/1/2051	373,382	344,045
Freddie Mac Gold Pool 3.5% 12/1/2033	118,325	114,713
Freddie Mac Gold Pool 3.5% 2/1/2048	49,797	45,896
Freddie Mac Gold Pool 3.5% 2/1/2048	8,063	7,432
Freddie Mac Gold Pool 3.5% 2/1/2049	13,731	12,638
Freddie Mac Gold Pool 3.5% 3/1/2048	168,420	155,173
Freddie Mac Gold Pool 3.5% 3/1/2048	70,337	65,135
Freddie Mac Gold Pool 3.5% 3/1/2050	1,115,873	1,034,823
Freddie Mac Gold Pool 3.5% 3/1/2050	218,342	199,822
Freddie Mac Gold Pool 3.5% 4/1/2050	188,048	173,155
Freddie Mac Gold Pool 3.5% 5/1/2052	454,185	413,389
Freddie Mac Gold Pool 3.5% 6/1/2049	78,364	72,011
Freddie Mac Gold Pool 3.5% 6/1/2052	154,355	140,732
Freddie Mac Gold Pool 3.5% 7/1/2033	18,573	18,035
Freddie Mac Gold Pool 3.5% 7/1/2046	669,118	623,713
Freddie Mac Gold Pool 3.5% 7/1/2049	244,662	224,827
Freddie Mac Gold Pool 3.5% 7/1/2052	71,323	65,340
Freddie Mac Gold Pool 3.5% 8/1/2046	81,173	74,890
Freddie Mac Gold Pool 3.5% 8/1/2052	147,091	134,798
Freddie Mac Gold Pool 3.5% 9/1/2033	28,728	27,851
Freddie Mac Gold Pool 3.5% 9/1/2048	38,969	35,892
Freddie Mac Gold Pool 3.5% 9/1/2052	752,690	684,847
Freddie Mac Gold Pool 3.5% 9/1/2052	217,156	197,311
Freddie Mac Gold Pool 4% 1/1/2039	77,273	75,147
Freddie Mac Gold Pool 4% 1/1/2041	51,598	49,923
Freddie Mac Gold Pool 4% 1/1/2041	25,370	24,546
Freddie Mac Gold Pool 4% 1/1/2044	33,251	31,903
Freddie Mac Gold Pool 4% 1/1/2047	149,014	142,844
Freddie Mac Gold Pool 4% 10/1/2042	11,762	11,342
Freddie Mac Gold Pool 4% 10/1/2048	66,966	63,470
Freddie Mac Gold Pool 4% 10/1/2048	41,737	39,608
Freddie Mac Gold Pool 4% 10/1/2050	119,911	113,126
Freddie Mac Gold Pool 4% 11/1/2033	35,792	35,302
Freddie Mac Gold Pool 4% 11/1/2036	53,959	52,607
Freddie Mac Gold Pool 4% 11/1/2048	211,017	200,000
Freddie Mac Gold Pool 4% 11/1/2048	6,504	6,164
Freddie Mac Gold Pool 4% 11/1/2049	74,121	70,159
Freddie Mac Gold Pool 4% 12/1/2040	27,463	26,572
Freddie Mac Gold Pool 4% 2/1/2041	34,214	33,117
Freddie Mac Gold Pool 4% 2/1/2041	8,930	8,633
Freddie Mac Gold Pool 4% 2/1/2043	48,509	46,606
Freddie Mac Gold Pool 4% 2/1/2049	21,922	20,757
Freddie Mac Gold Pool 4% 3/1/2038	120,922	118,658
Freddie Mac Gold Pool 4% 4/1/2035	46,207	45,659
Freddie Mac Gold Pool 4% 4/1/2038	119,719	117,402
Freddie Mac Gold Pool 4% 4/1/2042	21,159	20,461
Freddie Mac Gold Pool 4% 4/1/2049	413,850	391,856
Freddie Mac Gold Pool 4% 4/1/2049	282,264	267,968
Freddie Mac Gold Pool 4% 4/1/2053	175,174	164,783
Freddie Mac Gold Pool 4% 5/1/2045	7,680	7,403
Freddie Mac Gold Pool 4% 5/1/2048	18,189	17,267
Freddie Mac Gold Pool 4% 5/1/2056	920,617	860,542
Freddie Mac Gold Pool 4% 6/1/2046	45,173	43,485
Freddie Mac Gold Pool 4% 6/1/2047	820,347	775,067
Freddie Mac Gold Pool 4% 6/1/2048	27,050	25,679
Freddie Mac Gold Pool 4% 6/1/2049	12,141	11,496
Freddie Mac Gold Pool 4% 6/1/2056	249,975	233,663
Freddie Mac Gold Pool 4% 7/1/2042	9,142	8,842
Freddie Mac Gold Pool 4% 7/1/2045	43,357	41,898
Freddie Mac Gold Pool 4% 8/1/2049	22,541	21,336
Freddie Mac Gold Pool 4% 8/1/2052	363,486	343,174
Freddie Mac Gold Pool 4% 9/1/2040	8,372	8,101
Freddie Mac Gold Pool 4% 9/1/2045	79,367	76,001
Freddie Mac Gold Pool 4% 9/1/2049	240,985	228,102
Freddie Mac Gold Pool 4% 9/1/2052	297,713	280,147
Freddie Mac Gold Pool 4.5% 1/1/2049	19,483	18,905
Freddie Mac Gold Pool 4.5% 1/1/2053	510,106	494,522
Freddie Mac Gold Pool 4.5% 1/1/2053	167,199	161,516
Freddie Mac Gold Pool 4.5% 1/1/2056	24,917	23,907
Freddie Mac Gold Pool 4.5% 10/1/2052	680,023	657,122
Freddie Mac Gold Pool 4.5% 10/1/2052	244,377	235,709
Freddie Mac Gold Pool 4.5% 10/1/2052	222,583	215,087
Freddie Mac Gold Pool 4.5% 11/1/2040	341,552	338,288
Freddie Mac Gold Pool 4.5% 11/1/2048	38,385	37,269
Freddie Mac Gold Pool 4.5% 11/1/2049	18,123	17,580
Freddie Mac Gold Pool 4.5% 11/1/2052	542,176	523,918
Freddie Mac Gold Pool 4.5% 12/1/2052 (b)	224,124	217,907
Freddie Mac Gold Pool 4.5% 3/1/2050	45,997	44,617
Freddie Mac Gold Pool 4.5% 4/1/2050	53,816	52,202
Freddie Mac Gold Pool 4.5% 6/1/2048	80,515	78,376
Freddie Mac Gold Pool 4.5% 6/1/2052	198,849	192,152
Freddie Mac Gold Pool 4.5% 6/1/2056	473,813	454,340
Freddie Mac Gold Pool 4.5% 7/1/2038	133,152	132,070
Freddie Mac Gold Pool 4.5% 7/1/2041	80,704	79,892
Freddie Mac Gold Pool 4.5% 7/1/2053	147,468	142,409
Freddie Mac Gold Pool 4.5% 8/1/2048	239,085	232,360
Freddie Mac Gold Pool 4.5% 9/1/2048	32,379	31,509
Freddie Mac Gold Pool 4.5% 9/1/2048	3,036	2,950
Freddie Mac Gold Pool 4.5% 9/1/2054	608,882	585,048
Freddie Mac Gold Pool 5% 11/1/2052	162,614	161,259
Freddie Mac Gold Pool 5% 11/1/2054	399,404	393,798
Freddie Mac Gold Pool 5% 11/1/2054	275,670	271,413
Freddie Mac Gold Pool 5% 11/1/2054	48,930	48,243
Freddie Mac Gold Pool 5% 12/1/2048	6,423	6,435
Freddie Mac Gold Pool 5% 12/1/2053	678,564	671,001
Freddie Mac Gold Pool 5% 12/1/2053	413,504	413,160
Freddie Mac Gold Pool 5% 12/1/2053	85,438	84,379
Freddie Mac Gold Pool 5% 2/1/2049	13,730	13,760
Freddie Mac Gold Pool 5% 2/1/2049	9,798	9,808
Freddie Mac Gold Pool 5% 3/1/2044	119,995	119,548
Freddie Mac Gold Pool 5% 3/1/2053	583,780	576,598
Freddie Mac Gold Pool 5% 3/1/2053	318,998	314,724
Freddie Mac Gold Pool 5% 3/1/2054	494,397	487,921
Freddie Mac Gold Pool 5% 3/1/2056	491,038	482,726
Freddie Mac Gold Pool 5% 4/1/2039	107,779	108,641
Freddie Mac Gold Pool 5% 4/1/2048	10,927	10,926
Freddie Mac Gold Pool 5% 4/1/2049	105,318	105,419
Freddie Mac Gold Pool 5% 4/1/2055	140,300	138,199
Freddie Mac Gold Pool 5% 4/1/2056	1,279,001	1,257,441
Freddie Mac Gold Pool 5% 5/1/2050	46,670	46,628
Freddie Mac Gold Pool 5% 5/1/2056	498,399	489,962
Freddie Mac Gold Pool 5% 6/1/2030	2,796	2,804
Freddie Mac Gold Pool 5% 6/1/2053	1,018,160	1,007,766
Freddie Mac Gold Pool 5% 6/1/2056	996,453	979,624
Freddie Mac Gold Pool 5% 7/1/2052	290,733	288,310
Freddie Mac Gold Pool 5% 8/1/2040	191,674	192,728
Freddie Mac Gold Pool 5% 8/1/2048	11,059	11,080
Freddie Mac Gold Pool 5% 8/1/2049	496,449	496,927
Freddie Mac Gold Pool 5% 8/1/2049	28,259	28,251
Freddie Mac Gold Pool 5% 8/1/2049	10,604	10,601
Freddie Mac Gold Pool 5% 8/1/2052	217,596	216,667
Freddie Mac Gold Pool 5% 8/1/2055	153,781	152,151
Freddie Mac Gold Pool 5% 9/1/2040	223,186	224,479
Freddie Mac Gold Pool 5% 9/1/2049	319,385	319,293
Freddie Mac Gold Pool 5% 9/1/2054	504,669	497,743
Freddie Mac Gold Pool 5% 9/1/2055	95,781	94,227
Freddie Mac Gold Pool 5.5% 1/1/2040	289,805	295,078
Freddie Mac Gold Pool 5.5% 1/1/2053	211,731	213,649
Freddie Mac Gold Pool 5.5% 1/1/2053	162,075	163,264
Freddie Mac Gold Pool 5.5% 10/1/2052	297,600	301,086
Freddie Mac Gold Pool 5.5% 10/1/2054	311,085	316,187
Freddie Mac Gold Pool 5.5% 10/1/2055	529,252	538,449
Freddie Mac Gold Pool 5.5% 11/1/2053	382,106	385,388
Freddie Mac Gold Pool 5.5% 11/1/2054	1,243,959	1,251,143
Freddie Mac Gold Pool 5.5% 11/1/2054	261,986	267,184
Freddie Mac Gold Pool 5.5% 11/1/2054	113,190	113,706
Freddie Mac Gold Pool 5.5% 12/1/2052	358,911	362,779
Freddie Mac Gold Pool 5.5% 3/1/2053	338,549	342,091
Freddie Mac Gold Pool 5.5% 3/1/2055	463,779	466,313
Freddie Mac Gold Pool 5.5% 4/1/2053	514,285	519,184
Freddie Mac Gold Pool 5.5% 4/1/2054	495,000	505,438
Freddie Mac Gold Pool 5.5% 4/1/2054	277,620	279,744
Freddie Mac Gold Pool 5.5% 5/1/2055	39,655	39,835
Freddie Mac Gold Pool 5.5% 5/1/2056	1,030,536	1,049,369
Freddie Mac Gold Pool 5.5% 6/1/2049	92,574	95,480
Freddie Mac Gold Pool 5.5% 6/1/2055	227,895	228,927
Freddie Mac Gold Pool 5.5% 7/1/2054	38,159	38,380
Freddie Mac Gold Pool 5.5% 7/1/2055	363,280	364,810
Freddie Mac Gold Pool 5.5% 8/1/2053	155,993	157,333
Freddie Mac Gold Pool 5.5% 8/1/2054	118,664	119,349
Freddie Mac Gold Pool 5.5% 9/1/2040	134,359	136,552
Freddie Mac Gold Pool 5.5% 9/1/2053	276,058	281,027
Freddie Mac Gold Pool 5.5% 9/1/2053	38,859	39,136
Freddie Mac Gold Pool 5.5% 9/1/2054	290,101	291,777
Freddie Mac Gold Pool 5.5% 9/1/2055	759,898	763,100
Freddie Mac Gold Pool 5.5% 9/1/2055	207,841	208,717
Freddie Mac Gold Pool 6% 1/1/2053	468,857	480,429
Freddie Mac Gold Pool 6% 1/1/2055	263,705	269,736
Freddie Mac Gold Pool 6% 1/1/2055	180,287	184,411
Freddie Mac Gold Pool 6% 10/1/2055	559,956	572,519
Freddie Mac Gold Pool 6% 11/1/2053	188,204	193,037
Freddie Mac Gold Pool 6% 11/1/2053	34,203	35,081
Freddie Mac Gold Pool 6% 11/1/2054	319,953	327,270
Freddie Mac Gold Pool 6% 11/1/2054	311,211	318,719
Freddie Mac Gold Pool 6% 12/1/2052	64,450	66,367
Freddie Mac Gold Pool 6% 12/1/2053	323,053	334,908
Freddie Mac Gold Pool 6% 12/1/2054	21,332	21,820
Freddie Mac Gold Pool 6% 2/1/2055	225,516	234,867
Freddie Mac Gold Pool 6% 2/1/2055	102,947	106,982
Freddie Mac Gold Pool 6% 3/1/2053	235,976	242,553
Freddie Mac Gold Pool 6% 4/1/2054	587,243	610,262
Freddie Mac Gold Pool 6% 4/1/2054	429,039	441,599
Freddie Mac Gold Pool 6% 4/1/2054	43,811	45,140
Freddie Mac Gold Pool 6% 5/1/2054	770,019	800,684
Freddie Mac Gold Pool 6% 5/1/2054	238,159	243,679
Freddie Mac Gold Pool 6% 5/1/2054	23,684	24,268
Freddie Mac Gold Pool 6% 5/1/2055	246,958	252,729
Freddie Mac Gold Pool 6% 7/1/2053	16,577	17,013
Freddie Mac Gold Pool 6% 8/1/2054	356,857	365,018
Freddie Mac Gold Pool 6% 8/1/2055	210,460	218,118
Freddie Mac Gold Pool 6% 9/1/2054	188,675	196,189
Freddie Mac Gold Pool 6.5% 1/1/2054	37,992	39,337
Freddie Mac Gold Pool 6.5% 10/1/2053	341,994	354,246
Freddie Mac Gold Pool 6.5% 10/1/2053	174,872	181,273
Freddie Mac Gold Pool 6.5% 10/1/2054	107,550	111,336
Freddie Mac Gold Pool 6.5% 11/1/2052	66,756	69,290
Freddie Mac Gold Pool 6.5% 12/1/2053	160,427	168,042
Freddie Mac Gold Pool 6.5% 12/1/2054	172,493	182,028
Freddie Mac Gold Pool 6.5% 2/1/2054	302,900	316,970
Freddie Mac Gold Pool 6.5% 6/1/2054	323,019	339,159
Freddie Mac Gold Pool 6.5% 6/1/2054	171,218	180,202
Freddie Mac Gold Pool 6.5% 7/1/2054	205,473	212,690
Freddie Mac Gold Pool 6.5% 7/1/2054	200,632	208,462
Freddie Mac Gold Pool 6.5% 7/1/2055	253,451	266,511
Freddie Mac Gold Pool 6.5% 7/1/2055	55,375	58,038
Freddie Mac Gold Pool 6.5% 8/1/2053	47,312	49,081
Freddie Mac Gold Pool 6.5% 8/1/2054	117,937	122,089
Freddie Mac Gold Pool 6.5% 9/1/2053	161,252	167,281
Freddie Mac Gold Pool 6.5% 9/1/2054	203,401	214,073
Freddie Mac Gold Pool 7% 1/1/2054	229,385	244,416
Freddie Mac Gold Pool 7% 1/1/2054	62,645	66,691
Freddie Mac Manufactured Housing participation certificates 6% 4/1/2055	745,568	769,434
Freddie Mac Non Gold Pool 5.5% 4/1/2054	192,170	193,640
Freddie Mac Non Gold Pool 6% 12/1/2053	418,697	429,214
Freddie Mac Non Gold Pool 6.5% 8/1/2053	396,524	411,442
Ginnie Mae I Pool 3% 10/20/2042	161,176	147,807
Ginnie Mae I Pool 3% 11/20/2052	144,684	128,819
Ginnie Mae I Pool 3% 7/20/2052	71,159	63,245
Ginnie Mae I Pool 3.5% 10/20/2052	377,112	342,629
Ginnie Mae I Pool 3.5% 11/20/2052	40,342	36,653
Ginnie Mae I Pool 3.5% 12/20/2052	201,352	182,940
Ginnie Mae I Pool 3.5% 2/20/2056	224,551	201,650
Ginnie Mae I Pool 3.5% 4/20/2056	998,150	896,353
Ginnie Mae I Pool 3.5% 6/20/2056	475,000	426,556
Ginnie Mae I Pool 3.5% 7/20/2052	145,887	132,592
Ginnie Mae I Pool 3.5% 9/20/2052	491,526	446,734
Ginnie Mae I Pool 4% 1/20/2053	153,588	144,565
Ginnie Mae I Pool 4% 10/20/2052	598,625	563,831
Ginnie Mae I Pool 4% 12/20/2052	122,593	115,391
Ginnie Mae I Pool 4% 3/20/2047	42,116	40,037
Ginnie Mae I Pool 4% 8/20/2052	219,415	206,662
Ginnie Mae I Pool 4% 9/20/2052	300,677	283,201
Ginnie Mae I Pool 4.5% 10/20/2052	368,040	356,761
Ginnie Mae I Pool 4.5% 11/20/2052	295,037	285,810
Ginnie Mae I Pool 4.5% 4/20/2053	160,506	155,386
Ginnie Mae I Pool 4.5% 4/20/2056	1,321,971	1,270,096
Ginnie Mae I Pool 4.5% 5/20/2053	239,808	231,784
Ginnie Mae I Pool 4.5% 8/20/2052	355,760	345,190
Ginnie Mae I Pool 5% 1/20/2053	146,952	145,815
Ginnie Mae I Pool 5% 10/20/2052	345,167	343,035
Ginnie Mae I Pool 5% 11/20/2049	65,416	65,870
Ginnie Mae I Pool 5% 11/20/2052	70,979	70,429
Ginnie Mae I Pool 5% 4/20/2053	292,535	290,179
Ginnie Mae I Pool 5% 6/20/2053	153,624	152,387
Ginnie Mae I Pool 5% 7/20/2052	207,117	206,032
Ginnie Mae I Pool 5% 9/20/2052	69,257	68,850
Ginnie Mae I Pool 5.5% 1/20/2053	114,759	116,558
Ginnie Mae I Pool 5.5% 10/20/2052	243,701	247,769
Ginnie Mae I Pool 5.5% 10/20/2054	143,945	145,212
Ginnie Mae I Pool 5.5% 12/20/2052	116,886	118,764
Ginnie Mae I Pool 5.5% 2/20/2053	118,308	120,089
Ginnie Mae I Pool 5.5% 4/20/2053	344,522	349,601
Ginnie Mae I Pool 5.5% 5/20/2053	268,000	271,867
Ginnie Mae I Pool 6% 1/20/2053	309,154	318,356
Ginnie Mae I Pool 6% 12/20/2052	175,225	180,509
Ginnie Mae I Pool 6.5% 12/20/2052	154,673	161,467
Ginnie Mae II Pool 1.5% 5/20/2051	86,137	67,644
Ginnie Mae II Pool 2% 1/20/2051	1,570,678	1,289,097
Ginnie Mae II Pool 2% 1/20/2052	244,735	200,708
Ginnie Mae II Pool 2% 11/20/2051	788,239	646,436
Ginnie Mae II Pool 2% 12/20/2050	1,767,843	1,450,915
Ginnie Mae II Pool 2% 12/20/2051	138,921	113,929
Ginnie Mae II Pool 2% 2/20/2051	327,426	268,624
Ginnie Mae II Pool 2% 2/20/2052	194,014	159,111
Ginnie Mae II Pool 2% 3/20/2051	2,462,925	2,020,617
Ginnie Mae II Pool 2% 3/20/2052	69,382	56,901
Ginnie Mae II Pool 2% 4/20/2051	1,827,044	1,498,932
Ginnie Mae II Pool 2% 4/20/2052	396,785	325,404
Ginnie Mae II Pool 2% 5/20/2051	100,000	82,041
Ginnie Mae II Pool 2% 6/20/2051	186,789	153,186
Ginnie Mae II Pool 2% 7/20/2051	724,878	594,474
Ginnie Mae II Pool 2% 8/20/2051	361,641	296,582
Ginnie Mae II Pool 2% 9/20/2050	225,787	185,309
Ginnie Mae II Pool 2.5% 1/20/2051	350,226	299,836
Ginnie Mae II Pool 2.5% 1/20/2052	323,444	276,402
Ginnie Mae II Pool 2.5% 10/20/2046	20,274	17,624
Ginnie Mae II Pool 2.5% 10/20/2050	536,638	459,427
Ginnie Mae II Pool 2.5% 10/20/2051	448,247	383,193
Ginnie Mae II Pool 2.5% 10/20/2053	110,649	94,634
Ginnie Mae II Pool 2.5% 11/20/2050	559,886	479,330
Ginnie Mae II Pool 2.5% 11/20/2051	421,714	360,378
Ginnie Mae II Pool 2.5% 12/20/2049	106,677	91,462
Ginnie Mae II Pool 2.5% 12/20/2050	501,146	428,650
Ginnie Mae II Pool 2.5% 2/20/2051	291,404	249,204
Ginnie Mae II Pool 2.5% 2/20/2052	826,755	706,510
Ginnie Mae II Pool 2.5% 2/20/2055	177,969	152,043
Ginnie Mae II Pool 2.5% 3/20/2052	284,433	243,064
Ginnie Mae II Pool 2.5% 4/20/2050	53,214	45,624
Ginnie Mae II Pool 2.5% 4/20/2051	55,158	47,142
Ginnie Mae II Pool 2.5% 4/20/2052	412,926	352,869
Ginnie Mae II Pool 2.5% 5/20/2050	48,876	41,905
Ginnie Mae II Pool 2.5% 5/20/2051	1,266,387	1,082,596
Ginnie Mae II Pool 2.5% 5/20/2052	778,084	664,917
Ginnie Mae II Pool 2.5% 6/20/2050	235,600	201,996
Ginnie Mae II Pool 2.5% 7/20/2051	1,637,070	1,399,482
Ginnie Mae II Pool 2.5% 8/20/2050	863,780	738,402
Ginnie Mae II Pool 2.5% 8/20/2051	331,242	283,169
Ginnie Mae II Pool 2.5% 9/20/2050	518,802	444,157
Ginnie Mae II Pool 2.5% 9/20/2051	581,951	497,492
Ginnie Mae II Pool 3% 1/20/2043	2,700	2,474
Ginnie Mae II Pool 3% 1/20/2048	16,353	14,712
Ginnie Mae II Pool 3% 1/20/2050	492,844	439,839
Ginnie Mae II Pool 3% 1/20/2051	13,867	12,346
Ginnie Mae II Pool 3% 10/20/2051	30,225	26,851
Ginnie Mae II Pool 3% 11/20/2047	29,096	26,176
Ginnie Mae II Pool 3% 11/20/2051	77,780	69,099
Ginnie Mae II Pool 3% 11/20/2053	34,458	30,790
Ginnie Mae II Pool 3% 11/20/2054	136,211	121,179
Ginnie Mae II Pool 3% 12/20/2047	164,766	148,230
Ginnie Mae II Pool 3% 12/20/2049	102,274	91,275
Ginnie Mae II Pool 3% 2/20/2046	187,431	169,671
Ginnie Mae II Pool 3% 2/20/2050	278,392	247,930
Ginnie Mae II Pool 3% 2/20/2051	500,845	445,885
Ginnie Mae II Pool 3% 3/20/2043	5,543	5,076
Ginnie Mae II Pool 3% 3/20/2048	57,807	52,005
Ginnie Mae II Pool 3% 3/20/2050	63,029	56,132
Ginnie Mae II Pool 3% 3/20/2052	362,928	322,308
Ginnie Mae II Pool 3% 4/20/2048	66,750	60,051
Ginnie Mae II Pool 3% 4/20/2049	13,775	12,392
Ginnie Mae II Pool 3% 4/20/2050	24,052	21,420
Ginnie Mae II Pool 3% 4/20/2051	527,265	468,911
Ginnie Mae II Pool 3% 4/20/2052	440,020	390,772
Ginnie Mae II Pool 3% 5/20/2051	25,782	22,912
Ginnie Mae II Pool 3% 5/20/2052	1,107,911	983,911
Ginnie Mae II Pool 3% 6/20/2050	447,001	398,089
Ginnie Mae II Pool 3% 6/20/2052	75,108	66,702
Ginnie Mae II Pool 3% 7/1/2056 (b)	400,000	354,890
Ginnie Mae II Pool 3% 7/20/2042	22,048	20,234
Ginnie Mae II Pool 3% 7/20/2046	98,961	89,122
Ginnie Mae II Pool 3% 7/20/2049	176,965	158,264
Ginnie Mae II Pool 3% 7/20/2050	167,680	149,280
Ginnie Mae II Pool 3% 8/20/2043	2,994	2,736
Ginnie Mae II Pool 3% 8/20/2046	661,664	595,880
Ginnie Mae II Pool 3% 8/20/2050	266,300	237,077
Ginnie Mae II Pool 3% 8/20/2051	625,766	555,925
Ginnie Mae II Pool 3% 9/20/2049	64,018	57,253
Ginnie Mae II Pool 3.5% 1/20/2048	24,295	22,390
Ginnie Mae II Pool 3.5% 1/20/2050	511,015	468,719
Ginnie Mae II Pool 3.5% 10/20/2047	3,031	2,792
Ginnie Mae II Pool 3.5% 11/20/2047	52,411	48,302
Ginnie Mae II Pool 3.5% 11/20/2050	7,935	7,278
Ginnie Mae II Pool 3.5% 12/20/2047	119,397	110,037
Ginnie Mae II Pool 3.5% 12/20/2048	147,744	135,977
Ginnie Mae II Pool 3.5% 12/20/2049	405,324	371,777
Ginnie Mae II Pool 3.5% 12/20/2051	158,949	145,445
Ginnie Mae II Pool 3.5% 2/20/2046	183,767	170,411
Ginnie Mae II Pool 3.5% 2/20/2047	7,438	6,871
Ginnie Mae II Pool 3.5% 2/20/2048	28,087	25,885
Ginnie Mae II Pool 3.5% 2/20/2049	15,917	14,649
Ginnie Mae II Pool 3.5% 2/20/2051	506,558	464,632
Ginnie Mae II Pool 3.5% 3/20/2048	47,226	43,524
Ginnie Mae II Pool 3.5% 3/20/2049	265,626	244,056
Ginnie Mae II Pool 3.5% 3/20/2051	11,594	10,635
Ginnie Mae II Pool 3.5% 4/20/2046	139,943	129,720
Ginnie Mae II Pool 3.5% 4/20/2049	30,255	27,789
Ginnie Mae II Pool 3.5% 4/20/2050	885,987	812,656
Ginnie Mae II Pool 3.5% 5/20/2046	33,582	31,123
Ginnie Mae II Pool 3.5% 5/20/2051	53,360	48,893
Ginnie Mae II Pool 3.5% 6/20/2047	29,586	27,285
Ginnie Mae II Pool 3.5% 6/20/2048	31,617	29,139
Ginnie Mae II Pool 3.5% 6/20/2049	2,559	2,349
Ginnie Mae II Pool 3.5% 7/20/2049	151,070	138,661
Ginnie Mae II Pool 3.5% 8/20/2048	56,488	51,989
Ginnie Mae II Pool 3.5% 8/20/2049	25,667	23,558
Ginnie Mae II Pool 3.5% 9/20/2049	11,981	10,993
Ginnie Mae II Pool 4% 1/20/2049	112,602	106,585
Ginnie Mae II Pool 4% 1/20/2051	38,462	36,334
Ginnie Mae II Pool 4% 1/20/2056	247,383	229,815
Ginnie Mae II Pool 4% 10/20/2048	37,534	35,528
Ginnie Mae II Pool 4% 10/20/2049	184,177	174,105
Ginnie Mae II Pool 4% 11/20/2047	10,909	10,343
Ginnie Mae II Pool 4% 12/20/2047	33,200	31,478
Ginnie Mae II Pool 4% 2/20/2050	250,447	236,752
Ginnie Mae II Pool 4% 2/20/2054	324,478	304,047
Ginnie Mae II Pool 4% 3/20/2048	26,722	25,336
Ginnie Mae II Pool 4% 3/20/2050	362,554	342,728
Ginnie Mae II Pool 4% 4/20/2047	32,222	30,631
Ginnie Mae II Pool 4% 4/20/2048	40,950	38,788
Ginnie Mae II Pool 4% 4/20/2049	75,705	71,565
Ginnie Mae II Pool 4% 5/20/2049	82,693	78,171
Ginnie Mae II Pool 4% 5/20/2050	22,556	21,322
Ginnie Mae II Pool 4% 5/20/2054	160,244	149,790
Ginnie Mae II Pool 4% 6/20/2048	9,010	8,534
Ginnie Mae II Pool 4% 6/20/2049	152,077	143,761
Ginnie Mae II Pool 4% 6/20/2055	392,918	365,016
Ginnie Mae II Pool 4% 7/20/2048	17,707	16,772
Ginnie Mae II Pool 4% 8/20/2048	37,476	35,473
Ginnie Mae II Pool 4% 8/20/2050	83,558	78,988
Ginnie Mae II Pool 4% 9/20/2048	18,420	17,436
Ginnie Mae II Pool 4% 9/20/2055	122,720	114,005
Ginnie Mae II Pool 4.5% 1/20/2047	7,774	7,640
Ginnie Mae II Pool 4.5% 1/20/2049	20,745	20,291
Ginnie Mae II Pool 4.5% 1/20/2050	25,771	25,199
Ginnie Mae II Pool 4.5% 1/20/2051	28,657	28,066
Ginnie Mae II Pool 4.5% 1/20/2055	354,384	340,837
Ginnie Mae II Pool 4.5% 10/20/2047	5,236	5,141
Ginnie Mae II Pool 4.5% 10/20/2048	15,137	14,805
Ginnie Mae II Pool 4.5% 10/20/2049	51,155	50,035
Ginnie Mae II Pool 4.5% 10/20/2050	55,620	54,524
Ginnie Mae II Pool 4.5% 11/20/2048	22,874	22,373
Ginnie Mae II Pool 4.5% 11/20/2054	797,661	768,728
Ginnie Mae II Pool 4.5% 12/20/2048	7,091	6,936
Ginnie Mae II Pool 4.5% 12/20/2049	14,218	13,907
Ginnie Mae II Pool 4.5% 12/20/2054	183,801	176,890
Ginnie Mae II Pool 4.5% 2/20/2049	15,566	15,220
Ginnie Mae II Pool 4.5% 2/20/2050	19,534	19,107
Ginnie Mae II Pool 4.5% 2/20/2055	167,181	160,725
Ginnie Mae II Pool 4.5% 3/20/2049	25,157	24,606
Ginnie Mae II Pool 4.5% 3/20/2051	136,166	133,184
Ginnie Mae II Pool 4.5% 3/20/2055	144,660	139,074
Ginnie Mae II Pool 4.5% 4/20/2049	9,347	9,142
Ginnie Mae II Pool 4.5% 4/20/2050	100,728	98,491
Ginnie Mae II Pool 4.5% 4/20/2054	209,821	202,308
Ginnie Mae II Pool 4.5% 5/20/2049	71,983	70,384
Ginnie Mae II Pool 4.5% 5/20/2054	185,470	178,829
Ginnie Mae II Pool 4.5% 6/20/2054	327,717	315,676
Ginnie Mae II Pool 4.5% 7/20/2049	26,482	25,894
Ginnie Mae II Pool 4.5% 7/20/2053	245,377	237,166
Ginnie Mae II Pool 4.5% 8/20/2048	73,155	71,645
Ginnie Mae II Pool 4.5% 8/20/2050	25,626	25,065
Ginnie Mae II Pool 4.5% 8/20/2053	166,614	161,039
Ginnie Mae II Pool 4.5% 9/20/2047	5,476	5,377
Ginnie Mae II Pool 5% 1/20/2055	306,884	302,975
Ginnie Mae II Pool 5% 11/20/2047	10,759	10,807
Ginnie Mae II Pool 5% 11/20/2048	5,893	5,929
Ginnie Mae II Pool 5% 11/20/2049	23,301	23,499
Ginnie Mae II Pool 5% 11/20/2053	250,535	248,282
Ginnie Mae II Pool 5% 11/20/2054	1,419,548	1,402,349
Ginnie Mae II Pool 5% 12/20/2054	177,190	175,043
Ginnie Mae II Pool 5% 2/20/2055	241,489	238,412
Ginnie Mae II Pool 5% 3/20/2048	7,691	7,776
Ginnie Mae II Pool 5% 3/20/2050	44,490	44,979
Ginnie Mae II Pool 5% 4/20/2050	97,373	98,263
Ginnie Mae II Pool 5% 4/20/2055	359,069	354,382
Ginnie Mae II Pool 5% 5/20/2049	6,684	6,725
Ginnie Mae II Pool 5% 6/20/2054	649,845	642,784
Ginnie Mae II Pool 5% 7/1/2056 (b)	4,300,000	4,238,845
Ginnie Mae II Pool 5% 7/20/2048	13,217	13,321
Ginnie Mae II Pool 5% 7/20/2053	389,187	386,052
Ginnie Mae II Pool 5% 8/20/2053	158,105	156,782
Ginnie Mae II Pool 5% 9/20/2048	7,403	7,455
Ginnie Mae II Pool 5% 9/20/2053	158,399	157,025
Ginnie Mae II Pool 5.5% 1/20/2049	7,773	8,009
Ginnie Mae II Pool 5.5% 1/20/2055	762,304	768,539
Ginnie Mae II Pool 5.5% 10/20/2053	270,154	273,546
Ginnie Mae II Pool 5.5% 12/20/2053	107,451	108,741
Ginnie Mae II Pool 5.5% 2/20/2054	349,808	353,681
Ginnie Mae II Pool 5.5% 6/20/2054	159,304	160,906
Ginnie Mae II Pool 5.5% 6/20/2055	526,421	530,233
Ginnie Mae II Pool 5.5% 7/1/2056 (b)	3,525,000	3,542,134
Ginnie Mae II Pool 5.5% 7/20/2054	241,572	244,001
Ginnie Mae II Pool 5.5% 7/20/2055	757,728	762,741
Ginnie Mae II Pool 5.5% 8/1/2056 (b)	1,900,000	1,906,638
Ginnie Mae II Pool 5.5% 8/20/2053	131,508	133,242
Ginnie Mae II Pool 5.5% 8/20/2054	379,013	382,705
Ginnie Mae II Pool 5.5% 9/20/2047	15,745	16,055
Ginnie Mae II Pool 5.5% 9/20/2053	128,561	130,215
Ginnie Mae II Pool 6% 1/20/2055	597,661	613,022
Ginnie Mae II Pool 6% 12/20/2054	754,716	775,116
Ginnie Mae II Pool 6% 3/20/2055	634,643	650,360
Ginnie Mae II Pool 6% 4/20/2055	698,990	716,082
Ginnie Mae II Pool 6% 7/1/2056 (b)	1,575,000	1,606,920
Ginnie Mae II Pool 6% 7/20/2054	28,563	29,347
Ginnie Mae II Pool 6.5% 1/20/2055	173,682	180,199
Ginnie Mae II Pool 6.5% 5/20/2055	175,513	182,029
Ginnie Mae II Pool 6.5% 7/1/2056 (b)	1,125,000	1,165,823
Ginnie Mae II Pool 6.5% 7/20/2053	67,449	70,269
Ginnie Mae II Pool 6.5% 7/20/2054	225,438	234,038
Uniform Mortgage Backed Securities 2% 7/1/2056 (b)	1,450,000	1,157,168
Uniform Mortgage Backed Securities 2% 8/1/2056 (b)	550,000	438,818
Uniform Mortgage Backed Securities 3% 7/1/2056 (b)	1,500,000	1,308,164
Uniform Mortgage Backed Securities 4% 7/1/2056 (b)	200,000	186,851
Uniform Mortgage Backed Securities 4.5% 7/1/2056 (b)	400,000	383,359
Uniform Mortgage Backed Securities 5% 7/1/2041 (b)	800,000	803,031
Uniform Mortgage Backed Securities 5% 7/1/2056 (b)	1,350,000	1,326,428
Uniform Mortgage Backed Securities 5.5% 7/1/2056 (b)	2,375,000	2,382,886
Uniform Mortgage Backed Securities 6% 7/1/2056 (b)	625,000	638,477
Uniform Mortgage Backed Securities 6.5% 7/1/2056 (b)	800,000	827,438
TOTAL UNITED STATES		296,257,670
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $316,379,482)		296,257,670

U.S. Government Agency Obligations - 0.3%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.3%
Financials - 0.2%
Financial Services - 0.2%
Fannie Mae 0.875% 8/5/2030	339,000	296,972
Fannie Mae 5.625% 7/15/2037	100,000	108,958
Fannie Mae 6.625% 11/15/2030	400,000	438,237
Federal Farm Credit Banks Funding Corp 1.4% 3/10/2028	900,000	858,403
Federal Home Loan Bank 3.5% 10/4/2027	400,000	396,848
Federal Home Loan Bank 4.75% 3/10/2034	130,000	132,840
Federal Home Loan Bank 5.5% 7/15/2036	150,000	161,734
Freddie Mac Non Gold Pool 0% 11/15/2038 (h)	210,000	115,239
Freddie Mac Non Gold Pool 6.25% 7/15/2032	360,000	397,273
TOTAL FINANCIALS		2,906,504
Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Tennessee Valley Authority 2.875% 2/1/2027	130,000	129,139
Tennessee Valley Authority 4.25% 9/15/2065	30,000	24,501
Tennessee Valley Authority 4.375% 8/1/2034	108,000	107,860
Tennessee Valley Authority 4.875% 5/15/2035	250,000	255,416
Tennessee Valley Authority 5.25% 2/1/2055	100,000	98,198
Tennessee Valley Authority 5.25% 9/15/2039	200,000	207,864
Tennessee Valley Authority 5.88% 4/1/2036	260,000	286,332
TOTAL UTILITIES		1,109,310
TOTAL UNITED STATES		4,015,814
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $4,165,816)		4,015,814

U.S. Treasury Obligations - 43.3%
	Yield (%) (i)	Principal Amount (a)	Value ($)
US Treasury Bonds 1.125% 5/15/2040	2.08	1,031,000	652,309
US Treasury Bonds 1.125% 8/15/2040	1.88	331,000	207,315
US Treasury Bonds 1.25% 5/15/2050	1.46	2,000	951
US Treasury Bonds 1.375% 11/15/2040	1.48 to 1.65	3,490,000	2,256,094
US Treasury Bonds 1.375% 8/15/2050	2.30	575,000	282,064
US Treasury Bonds 1.625% 11/15/2050	1.64 to 1.84	4,208,000	2,199,502
US Treasury Bonds 1.75% 8/15/2041	1.85 to 3.50	3,170,000	2,124,643
US Treasury Bonds 1.875% 11/15/2051	1.79 to 3.21	2,265,000	1,244,865
US Treasury Bonds 1.875% 2/15/2041	2.13 to 2.33	4,015,000	2,785,720
US Treasury Bonds 1.875% 2/15/2051	2.40 to 2.42	1,514,000	841,512
US Treasury Bonds 2% 8/15/2051	1.92 to 1.96	1,564,000	890,380
US Treasury Bonds 2.25% 2/15/2052	2.17 to 2.95	1,201,000	723,086
US Treasury Bonds 2.25% 5/15/2041	3.02	280,000	204,116
US Treasury Bonds 2.25% 8/15/2046	2.92 to 3.01	110,000	71,745
US Treasury Bonds 2.25% 8/15/2049	2.20	129,000	80,237
US Treasury Bonds 2.375% 2/15/2042	3.10 to 3.15	780,000	568,791
US Treasury Bonds 2.375% 5/15/2051	1.90 to 3.07	2,575,000	1,610,381
US Treasury Bonds 2.5% 2/15/2045	2.34 to 3.37	18,000	12,624
US Treasury Bonds 2.5% 2/15/2046	2.25 to 3.04	112,000	77,223
US Treasury Bonds 2.5% 5/15/2046	2.21 to 2.94	93,000	63,887
US Treasury Bonds 2.75% 11/15/2042	3.00 to 3.39	587,000	446,074
US Treasury Bonds 2.75% 11/15/2047	3.11 to 3.19	107,000	75,427
US Treasury Bonds 2.75% 8/15/2042	2.06 to 3.08	197,000	150,474
US Treasury Bonds 2.75% 8/15/2047	2.90	51,000	36,055
US Treasury Bonds 2.875% 5/15/2043	2.26	20,000	15,350
US Treasury Bonds 2.875% 5/15/2049	2.58	1,000	709
US Treasury Bonds 2.875% 5/15/2052	3.01 to 3.16	1,170,000	809,357
US Treasury Bonds 2.875% 8/15/2045	2.33 to 3.19	156,000	115,757
US Treasury Bonds 3% 11/15/2044	2.96 to 3.09	299,000	228,700
US Treasury Bonds 3% 2/15/2047	3.02	49,000	36,463
US Treasury Bonds 3% 2/15/2048	1.96 to 3.05	87,000	64,050
US Treasury Bonds 3% 2/15/2049	2.86 to 3.09	134,000	97,694
US Treasury Bonds 3% 5/15/2042	3.05	89,000	70,838
US Treasury Bonds 3% 5/15/2045	3.33	4,000	3,041
US Treasury Bonds 3% 5/15/2047	2.22 to 3.22	48,000	35,629
US Treasury Bonds 3% 8/15/2048	3.43	3,000	2,197
US Treasury Bonds 3% 8/15/2052	3.29 to 4.40	4,160,000	2,949,538
US Treasury Bonds 3.125% 11/15/2041	2.27 to 3.00	113,000	92,285
US Treasury Bonds 3.125% 2/15/2042	2.95 to 3.03	65,000	52,848
US Treasury Bonds 3.125% 2/15/2043	2.52 to 3.10	838,000	669,974
US Treasury Bonds 3.125% 5/15/2048	2.62 to 3.05	29,000	21,787
US Treasury Bonds 3.125% 8/15/2044	3.02 to 3.31	167,000	130,671
US Treasury Bonds 3.25% 5/15/2042	3.28 to 4.49	400,000	329,344
US Treasury Bonds 3.375% 11/15/2048	2.31 to 2.99	157,000	122,797
US Treasury Bonds 3.375% 5/15/2044	2.25 to 3.13	886,000	722,298
US Treasury Bonds 3.5% 2/15/2039	3.31	8,000	7,198
US Treasury Bonds 3.625% 2/15/2044	2.23 to 3.24	2,427,000	2,056,219
US Treasury Bonds 3.625% 2/15/2053	3.63 to 4.17	600,000	479,813
US Treasury Bonds 3.625% 5/15/2053	3.83 to 4.28	2,520,000	2,013,933
US Treasury Bonds 3.75% 11/15/2043	2.97 to 3.20	1,120,000	968,056
US Treasury Bonds 3.75% 8/15/2041	3.39	45,000	39,997
US Treasury Bonds 3.875% 2/15/2043	3.75 to 4.59	2,990,000	2,649,304
US Treasury Bonds 3.875% 5/15/2043	4.01 to 4.36	1,750,000	1,546,801
US Treasury Bonds 3.875% 8/15/2040	3.17	52,000	47,440
US Treasury Bonds 4% 11/15/2042	3.69 to 4.13	3,480,000	3,140,292
US Treasury Bonds 4% 11/15/2052	3.65 to 3.97	3,300,000	2,823,563
US Treasury Bonds 4.125% 8/15/2044	4.15 to 4.65	7,900,000	7,144,563
US Treasury Bonds 4.125% 8/15/2053	4.20 to 5.03	1,260,000	1,100,630
US Treasury Bonds 4.25% 2/15/2054	4.34 to 4.78	6,841,000	6,103,989
US Treasury Bonds 4.25% 8/15/2054	4.11 to 4.51	5,620,000	5,017,606
US Treasury Bonds 4.375% 11/15/2039	3.16	24,000	23,310
US Treasury Bonds 4.375% 2/15/2038	3.00	12,000	11,897
US Treasury Bonds 4.375% 5/15/2041	2.80	32,000	30,663
US Treasury Bonds 4.375% 8/15/2043	4.48 to 5.26	2,070,000	1,946,447
US Treasury Bonds 4.5% 11/15/2054	4.60 to 4.80	1,836,000	1,709,130
US Treasury Bonds 4.5% 2/15/2044	4.48 to 4.90	7,067,000	6,730,213
US Treasury Bonds 4.5% 5/15/2038	2.97 to 2.99	92,000	92,061
US Treasury Bonds 4.5% 8/15/2039	2.90	17,000	16,766
US Treasury Bonds 4.625% 11/15/2044	4.67 to 4.86	1,540,000	1,484,115
US Treasury Bonds 4.625% 11/15/2045	4.63 to 4.84	5,930,000	5,695,580
US Treasury Bonds 4.625% 11/15/2055	4.67 to 4.89	3,140,000	2,987,416
US Treasury Bonds 4.625% 2/15/2046	4.57 to 5.12	4,910,000	4,712,833
US Treasury Bonds 4.625% 2/15/2055	4.45 to 4.74	4,580,000	4,351,715
US Treasury Bonds 4.625% 5/15/2044	4.50 to 4.71	4,470,000	4,318,264
US Treasury Bonds 4.625% 5/15/2054	4.34 to 4.63	4,420,000	4,197,791
US Treasury Bonds 4.75% 11/15/2043	4.20 to 4.69	5,080,000	4,996,656
US Treasury Bonds 4.75% 2/15/2041	3.05	48,000	48,011
US Treasury Bonds 4.75% 2/15/2056	4.63 to 4.99	3,710,000	3,603,917
US Treasury Bonds 4.75% 5/15/2055	4.79 to 4.92	2,780,000	2,696,709
US Treasury Bonds 4.75% 8/15/2055	4.59 to 4.92	4,210,000	4,084,851
US Treasury Bonds 4.875% 8/15/2045	4.56 to 4.92	6,440,000	6,390,945
US Treasury Bonds 5% 5/15/2045	4.89 to 5.05	2,360,000	2,380,097
US Treasury Bonds 5% 5/15/2046	4.96 to 4.98	1,820,000	1,833,650
US Treasury Bonds 5% 5/15/2056	4.93 to 5.12	2,340,000	2,364,863
US Treasury Bonds 5.5% 8/15/2028	2.92	4,000	4,109
US Treasury Notes 0.375% 7/31/2027	0.48 to 0.49	509,000	488,898
US Treasury Notes 0.375% 9/30/2027	0.60	1,151,000	1,098,710
US Treasury Notes 0.625% 11/30/2027	0.63 to 0.66	1,680,000	1,599,084
US Treasury Notes 0.625% 5/15/2030	0.81 to 1.39	2,549,000	2,227,089
US Treasury Notes 0.625% 8/15/2030	1.71	360,000	311,766
US Treasury Notes 0.75% 1/31/2028	0.93	98,000	92,904
US Treasury Notes 1% 7/31/2028	1.13 to 1.34	1,229,000	1,152,188
US Treasury Notes 1.125% 2/29/2028	1.28	624,000	593,751
US Treasury Notes 1.125% 8/31/2028	1.39	110,000	103,134
US Treasury Notes 1.25% 3/31/2028	1.17 to 1.34	2,218,000	2,109,873
US Treasury Notes 1.25% 4/30/2028	1.24	2,488,000	2,361,268
US Treasury Notes 1.25% 8/15/2031	1.54 to 3.02	6,574,000	5,681,631
US Treasury Notes 1.25% 9/30/2028	1.43	748,000	701,542
US Treasury Notes 1.375% 10/31/2028	1.42 to 1.45	580,000	544,226
US Treasury Notes 1.5% 11/30/2028	1.39 to 1.75	1,091,000	1,024,645
US Treasury Notes 1.5% 2/15/2030	0.76 to 1.66	876,000	798,050
US Treasury Notes 1.625% 8/15/2029	0.94 to 1.92	66,000	61,160
US Treasury Notes 1.75% 1/31/2029	1.82	81,000	76,231
US Treasury Notes 1.875% 2/28/2029	1.75	230,000	216,820
US Treasury Notes 2.25% 11/15/2027	1.54 to 2.95	682,000	664,710
US Treasury Notes 2.25% 8/15/2027	1.47 to 3.22	639,000	625,771
US Treasury Notes 2.625% 2/15/2029	1.55 to 2.56	391,000	376,124
US Treasury Notes 2.625% 7/31/2029	2.92	4,810,000	4,597,308
US Treasury Notes 2.75% 2/15/2028	2.36 to 2.86	363,000	354,974
US Treasury Notes 2.75% 5/31/2029	2.88	530,000	509,649
US Treasury Notes 2.75% 7/31/2027	2.65 to 3.18	2,460,000	2,423,965
US Treasury Notes 2.75% 8/15/2032	3.18 to 4.25	7,776,000	7,141,466
US Treasury Notes 2.875% 5/15/2028	2.20 to 2.68	216,000	211,013
US Treasury Notes 2.875% 5/15/2032	2.98	120,000	111,408
US Treasury Notes 2.875% 8/15/2028	2.75 to 3.24	113,000	110,060
US Treasury Notes 3.125% 11/15/2028	1.54 to 2.89	940,000	918,042
US Treasury Notes 3.125% 8/31/2027	3.33 to 4.09	1,900,000	1,878,328
US Treasury Notes 3.125% 8/31/2029	3.97	820,000	794,695
US Treasury Notes 3.25% 6/30/2027	3.04	70,000	69,412
US Treasury Notes 3.25% 6/30/2029	2.70	100,000	97,433
US Treasury Notes 3.375% 5/15/2033	3.62 to 3.96	3,460,000	3,267,943
US Treasury Notes 3.375% 9/15/2027	3.56	540,000	535,106
US Treasury Notes 3.375% 9/15/2028	3.62	9,020,000	8,869,902
US Treasury Notes 3.5% 1/15/2029	3.61	4,450,000	4,378,557
US Treasury Notes 3.5% 1/31/2030	3.56 to 4.07	2,340,000	2,287,441
US Treasury Notes 3.5% 10/15/2028	3.48 to 3.60	8,790,000	8,661,408
US Treasury Notes 3.5% 11/15/2028	3.49	6,340,000	6,244,652
US Treasury Notes 3.5% 12/15/2028	3.52 to 3.54	8,660,000	8,526,041
US Treasury Notes 3.5% 2/15/2029	3.39 to 3.55	7,520,000	7,395,450
US Treasury Notes 3.5% 2/15/2033	4.08	180,000	171,738
US Treasury Notes 3.5% 2/28/2031	3.68 to 3.96	1,320,000	1,281,277
US Treasury Notes 3.5% 3/15/2029	3.81	6,240,000	6,134,944
US Treasury Notes 3.5% 4/30/2028	3.51 to 4.02	4,620,000	4,565,513
US Treasury Notes 3.5% 4/30/2030	3.88	660,000	644,016
US Treasury Notes 3.5% 9/30/2029	3.57	2,150,000	2,106,328
US Treasury Notes 3.625% 10/31/2030	3.71	1,010,000	987,196
US Treasury Notes 3.625% 3/31/2028	3.62 to 3.77	1,770,000	1,753,821
US Treasury Notes 3.625% 8/15/2028	3.58 to 3.66	10,090,000	9,979,641
US Treasury Notes 3.625% 8/31/2027	3.99	3,554,000	3,533,453
US Treasury Notes 3.625% 8/31/2030	3.69	1,050,000	1,027,236
US Treasury Notes 3.625% 9/30/2031	3.64 to 4.14	1,760,000	1,710,775
US Treasury Notes 3.75% 1/31/2031	3.80	2,540,000	2,492,077
US Treasury Notes 3.75% 10/31/2032	3.78 to 3.89	7,270,000	7,055,024
US Treasury Notes 3.75% 11/30/2032	3.91	760,000	737,200
US Treasury Notes 3.75% 12/31/2028	3.84 to 3.98	1,670,000	1,653,430
US Treasury Notes 3.75% 12/31/2030	4.09 to 4.11	1,360,000	1,334,659
US Treasury Notes 3.75% 2/28/2033	3.87 to 4.15	1,960,000	1,898,367
US Treasury Notes 3.75% 4/15/2028	3.58	6,280,000	6,235,353
US Treasury Notes 3.75% 5/15/2028	3.85 to 3.97	6,760,000	6,709,635
US Treasury Notes 3.75% 5/31/2030	3.70 to 3.98	2,570,000	2,529,342
US Treasury Notes 3.75% 6/30/2027	3.94	2,388,000	2,379,623
US Treasury Notes 3.75% 6/30/2030	4.30 to 4.39	1,600,000	1,574,000
US Treasury Notes 3.75% 8/15/2027	3.73	3,370,000	3,355,520
US Treasury Notes 3.75% 8/31/2031	3.61 to 3.65	2,040,000	1,995,375
US Treasury Notes 3.875% 11/30/2027	3.77 to 4.01	1,840,000	1,832,741
US Treasury Notes 3.875% 11/30/2029	3.57 to 3.99	2,450,000	2,426,361
US Treasury Notes 3.875% 12/31/2027	3.58 to 3.89	2,950,000	2,937,400
US Treasury Notes 3.875% 12/31/2032	3.89 to 4.02	7,190,000	7,020,923
US Treasury Notes 3.875% 3/15/2028	3.88 to 4.01	7,860,000	7,821,928
US Treasury Notes 3.875% 3/31/2031	3.95	1,640,000	1,616,681
US Treasury Notes 3.875% 4/15/2029	3.91	6,120,000	6,073,622
US Treasury Notes 3.875% 4/30/2030	3.72	860,000	850,695
US Treasury Notes 3.875% 4/30/2031	4.02 to 4.23	2,480,000	2,444,350
US Treasury Notes 3.875% 5/15/2029	4.04 to 4.09	6,190,000	6,142,124
US Treasury Notes 3.875% 6/15/2028	3.93	3,010,000	2,993,539
US Treasury Notes 3.875% 6/30/2030	3.79	4,170,000	4,121,784
US Treasury Notes 3.875% 7/15/2028	3.87 to 3.88	6,050,000	6,015,260
US Treasury Notes 3.875% 7/31/2030	3.77	2,340,000	2,312,395
US Treasury Notes 3.875% 8/15/2033	4.20 to 4.88	940,000	914,077
US Treasury Notes 3.875% 8/15/2034	3.79 to 4.29	3,800,000	3,669,969
US Treasury Notes 3.875% 9/30/2032	3.88 to 3.93	3,540,000	3,461,595
US Treasury Notes 4% 1/31/2029	3.87 to 4.25	4,380,000	4,361,180
US Treasury Notes 4% 1/31/2031	4.28 to 4.34	1,680,000	1,665,431
US Treasury Notes 4% 1/31/2033	3.71	3,660,000	3,597,523
US Treasury Notes 4% 10/31/2029	3.74 to 4.18	1,950,000	1,939,260
US Treasury Notes 4% 11/15/2035	4.02	810,000	783,548
US Treasury Notes 4% 12/15/2027	4.22 to 4.28	3,020,000	3,013,055
US Treasury Notes 4% 2/15/2034	4.29 to 4.69	1,060,000	1,035,570
US Treasury Notes 4% 2/28/2030	3.49 to 4.00	4,440,000	4,413,117
US Treasury Notes 4% 2/29/2028	3.51 to 3.59	3,120,000	3,111,713
US Treasury Notes 4% 3/31/2030	3.95	2,500,000	2,484,082
US Treasury Notes 4% 4/30/2032	3.93 to 4.29	4,420,000	4,361,815
US Treasury Notes 4% 5/31/2030	3.95	1,380,000	1,370,674
US Treasury Notes 4% 6/30/2028	4.13 to 4.43	5,210,000	5,193,922
US Treasury Notes 4% 7/31/2029	3.62	1,930,000	1,921,043
US Treasury Notes 4% 7/31/2030	4.07 to 4.32	1,800,000	1,786,922
US Treasury Notes 4% 7/31/2032	3.92 to 4.14	6,340,000	6,248,367
US Treasury Notes 4.125% 10/31/2027	3.66 to 4.24	2,270,000	2,268,670
US Treasury Notes 4.125% 10/31/2031	4.13 to 4.34	5,850,000	5,820,979
US Treasury Notes 4.125% 11/15/2027	4.11 to 4.29	3,790,000	3,787,631
US Treasury Notes 4.125% 11/15/2032	3.62 to 3.95	2,940,000	2,913,586
US Treasury Notes 4.125% 11/30/2029	4.08	1,110,000	1,108,266
US Treasury Notes 4.125% 11/30/2031	4.32	730,000	726,093
US Treasury Notes 4.125% 2/15/2036	3.96 to 4.54	9,594,000	9,360,146
US Treasury Notes 4.125% 2/29/2032	4.03 to 4.10	3,290,000	3,269,952
US Treasury Notes 4.125% 3/31/2032	3.85 to 4.08	3,040,000	3,020,406
US Treasury Notes 4.125% 4/30/2033	4.21 to 4.40	10,210,000	10,098,328
US Treasury Notes 4.125% 5/31/2031	4.14 to 4.17	1,110,000	1,105,924
US Treasury Notes 4.125% 5/31/2032	4.21	1,390,000	1,380,118
US Treasury Notes 4.125% 6/15/2029	4.15	3,180,000	3,177,019
US Treasury Notes 4.125% 6/30/2031	4.20	1,650,000	1,644,199
US Treasury Notes 4.125% 7/31/2028	4.36 to 4.40	1,940,000	1,938,636
US Treasury Notes 4.125% 7/31/2031	3.70 to 3.96	7,100,000	7,070,047
US Treasury Notes 4.125% 8/31/2030	4.63	2,270,000	2,263,704
US Treasury Notes 4.125% 9/30/2027	4.08 to 4.37	2,460,000	2,459,327
US Treasury Notes 4.25% 1/15/2028	4.24	630,000	630,689
US Treasury Notes 4.25% 11/15/2034	4.19 to 4.58	2,390,000	2,366,660
US Treasury Notes 4.25% 2/15/2028	4.30	3,410,000	3,413,929
US Treasury Notes 4.25% 2/28/2029	4.20 to 4.24	1,820,000	1,823,768
US Treasury Notes 4.25% 2/28/2031	4.21 to 4.32	3,300,000	3,305,543
US Treasury Notes 4.25% 3/31/2033	4.13	1,320,000	1,315,875
US Treasury Notes 4.25% 5/31/2033	4.31	210,000	209,213
US Treasury Notes 4.25% 6/30/2029	4.08 to 4.24	8,240,000	8,259,607
US Treasury Notes 4.25% 6/30/2031	4.11 to 4.16	7,480,000	7,490,811
US Treasury Notes 4.25% 6/30/2033	4.31	3,910,000	3,894,727
US Treasury Notes 4.25% 8/15/2035	4.10 to 4.22	2,160,000	2,132,494
US Treasury Notes 4.375% 1/31/2032	4.44	3,950,000	3,975,459
US Treasury Notes 4.375% 11/30/2028	4.24 to 4.29	3,730,000	3,747,193
US Treasury Notes 4.375% 11/30/2030	4.31 to 4.36	2,370,000	2,386,016
US Treasury Notes 4.375% 12/31/2029	4.39	1,640,000	1,650,570
US Treasury Notes 4.375% 5/15/2034	4.23 to 4.49	4,520,000	4,521,413
US Treasury Notes 4.375% 5/15/2036	4.44 to 4.57	2,680,000	2,665,763
US Treasury Notes 4.375% 7/15/2027	4.24	2,820,000	2,827,047
US Treasury Notes 4.5% 11/15/2033	4.34 to 4.54	1,280,000	1,292,850
US Treasury Notes 4.5% 12/31/2031	4.49	1,830,000	1,853,304
US Treasury Notes 4.5% 5/31/2029	4.49	1,280,000	1,291,600
US Treasury Notes 4.625% 2/15/2035	4.16 to 4.21	4,810,000	4,886,634
US Treasury Notes 4.625% 4/30/2031	4.51 to 4.70	2,500,000	2,544,727
US Treasury Notes 4.625% 5/31/2031	4.37 to 4.49	2,450,000	2,493,928
US Treasury Notes 4.625% 9/30/2028	4.60	1,650,000	1,665,984
US Treasury Notes 4.75% 2/15/2045	4.46 to 4.92	4,170,000	4,078,944
US Treasury Notes 4.875% 10/31/2028	4.82	860,000	873,236
US Treasury Notes 4.875% 10/31/2030	4.89	990,000	1,016,026
TOTAL U.S. TREASURY OBLIGATIONS (Cost $566,807,301)			544,137,293

Money Market Funds - 2.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (j)	3.69	13,242,258	13,244,907
Fidelity Securities Lending Cash Central Fund (j)(k)	3.69	13,147,959	13,149,274
TOTAL MONEY MARKET FUNDS (Cost $26,394,146)			26,394,181

TOTAL INVESTMENT IN SECURITIES - 101.7% (Cost $1,345,936,456)	1,277,143,752
NET OTHER ASSETS (LIABILITIES) - (1.7)%	(21,005,567)
NET ASSETS - 100.0%	1,256,138,185

TBA Sale Commitments
	Principal Amount (a)	Value ($)
U.S. Government Agency - Mortgage Securities
Ginnie Mae II Pool 5.5% 7/1/2056	(1,900,000)	(1,909,235)
Uniform Mortgage Backed Securities 2% 7/1/2056	(3,550,000)	(2,833,067)
Uniform Mortgage Backed Securities 4.5% 7/1/2056	(225,000)	(215,640)

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES		(4,957,942)

TOTAL TBA SALE COMMITMENTS (Proceeds $4,944,793)		(4,957,942)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Security or a portion of the security is on loan at period end.
(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,889,772 or 0.2% of net assets.

(f)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(g)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(h)	Zero coupon bond which is issued at a discount.
(i)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(k)	Investment made with cash collateral received from securities on loan.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	10,468,570	123,736,106	120,959,805	140,293	(138)	174	13,244,907	13,242,258	0.0%
Fidelity Securities Lending Cash Central Fund	4,083,696	37,656,657	28,591,079	8,654	-	-	13,149,274	13,147,959	0.0%
Total	14,552,266	161,392,763	149,550,884	148,947	(138)	174	26,394,181

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of June 30, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Asset-Backed Securities	6,951,315	-	6,951,315	-

Bank Notes
Financials	2,437,625	-	2,437,625	-

Commercial Mortgage Securities	18,695,002	-	18,695,002	-

Foreign Government and Government Agency Obligations	21,851,354	-	21,851,354	-

Municipal Securities
Education	276,479	-	276,479	-
Electric Utilities	121,648	-	121,648	-
General Obligations	1,718,956	-	1,718,956	-
Health Care	208,774	-	208,774	-
Special Tax	305,484	-	305,484	-
Transportation	1,107,162	-	1,107,162	-
Water & Sewer	100,800	-	100,800	-

Non-Convertible Corporate Bonds
Communication Services	26,586,531	-	26,586,531	-
Consumer Discretionary	20,637,338	-	20,637,338	-
Consumer Staples	19,776,410	-	19,776,410	-
Energy	23,548,493	-	23,548,493	-
Financials	119,468,785	-	119,468,785	-
Health Care	37,687,363	-	37,687,363	-
Industrials	23,839,384	-	23,839,384	-
Information Technology	26,518,923	-	26,518,923	-
Materials	9,090,399	-	9,090,399	-
Real Estate	12,411,921	-	12,411,921	-
Utilities	32,998,648	-	32,998,648	-

U.S. Government Agency - Mortgage Securities	296,257,670	-	296,257,670	-

U.S. Government Agency Obligations
Financials	2,906,504	-	2,906,504	-
Utilities	1,109,310	-	1,109,310	-

U.S. Treasury Obligations	544,137,293	-	544,137,293	-

Money Market Funds	26,394,181	26,394,181	-	-
Total Investments in Securities:	1,277,143,752	26,394,181	1,250,749,571	-
Other Financial Instruments:

TBA Sale Commitments	(4,957,942)	-	(4,957,942)	-
Total Other Financial Instruments:	(4,957,942)	-	(4,957,942)	-
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of June 30, 2026 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $24,322,332) - See accompanying schedule:
Unaffiliated issuers (cost $1,319,542,310)	$1,250,749,571
Fidelity Central Funds (cost $26,394,146)	26,394,181

Total Investment in Securities (cost $1,345,936,456)		$1,277,143,752
Cash		1,575
Foreign currency held at value (cost $86)		91
Receivable for investments sold		17,774,626
Receivable for TBA sale commitments		4,944,793
Receivable for fund shares sold		1,028,832
Interest receivable		10,760,130
Distributions receivable from Fidelity Central Funds		26,616
Total assets		1,311,680,415
Liabilities
Payable for investments purchased
Regular delivery	$13,748,560
Delayed delivery	23,091,951
TBA sale commitments, at value	4,957,942
Payable for fund shares redeemed	369,671
Accrued management fee	93,647
Distribution and service plan fees payable	79,269
Other affiliated payables	52,027
Collateral on securities loaned	13,149,163
Total liabilities		55,542,230
Net Assets		$1,256,138,185
Net Assets consist of:
Paid in capital		$1,327,230,566
Total accumulated earnings (loss)		(71,092,381)
Net Assets		$1,256,138,185

Net Asset Value and Maximum Offering Price
Initial Class :
Net Asset Value, offering price and redemption price per share ($864,537,745 ÷ 87,735,997 shares)		$9.85
Service Class :
Net Asset Value, offering price and redemption price per share ($14,600,890 ÷ 1,482,836 shares)		$9.85
Service Class 2 :
Net Asset Value, offering price and redemption price per share ($376,999,550 ÷ 38,452,245 shares)		$9.80
Statement of Operations
Six months ended June 30, 2026 (Unaudited)
Investment Income
Interest		$24,248,928
Income from Fidelity Central Funds (including $8,654 from security lending)		148,947
Security lending		2,419
Total income		24,400,294
Expenses
Management fee	$548,229
Transfer agent fees	304,572
Distribution and service plan fees	470,077
Independent trustees' fees and expenses	1,192
Total expenses before reductions	1,324,070
Expense reductions	(1,525)
Total expenses after reductions		1,322,545
Net Investment income (loss)		23,077,749
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(1,765,203)
Fidelity Central Funds	(138)
Total net realized gain (loss)		(1,765,341)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(13,200,321)
Fidelity Central Funds	174
Assets and liabilities in foreign currencies	(2)
TBA sale commitments	(32,075)
Total change in net unrealized appreciation (depreciation)		(13,232,224)
Net gain (loss)		(14,997,565)
Net increase (decrease) in net assets resulting from operations		$8,080,184
Statement of Changes in Net Assets

	Six months ended June 30, 2026 (Unaudited)	Year ended December 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$23,077,749	$39,059,826
Net realized gain (loss)	(1,765,341)	(2,778,554)
Change in net unrealized appreciation (depreciation)	(13,232,224)	33,651,160
Net increase (decrease) in net assets resulting from operations	8,080,184	69,932,432
Distributions to shareholders	(6,783,966)	(36,364,489)

Share transactions - net increase (decrease)	76,894,206	174,871,792
Total increase (decrease) in net assets	78,190,424	208,439,735

Net Assets
Beginning of period	1,177,947,761	969,508,026
End of period	$1,256,138,185	$1,177,947,761

Financial Highlights
VIP Bond Index Portfolio Initial Class

	Six months ended June 30, 2026 (Unaudited)	Years ended December 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$9.84	$9.51	$9.67	$9.40	$11.02	$11.35
Income from Investment Operations
Net investment income (loss) A,B	.190	.371	.333	.274	.196	.132
Net realized and unrealized gain (loss)	(.123)	.289	(.212)	.233	(1.646)	(.353)
Total from investment operations	.067	.660	.121	.507	(1.450)	(.221)
Distributions from net investment income	(.057)	(.330)	(.281)	(.237)	(.170)	(.109)
Total distributions	(.057)	(.330)	(.281)	(.237)	(.170)	(.109)
Net asset value, end of period	$9.85	$9.84	$9.51	$9.67	$9.40	$11.02
Total Return C,D,E	.68%	6.98%	1.21%	5.47%	(13.19)%	(1.95)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.14% H	.14%	.14%	.14%	.14%	.14%
Expenses net of fee waivers, if any	.14 % H	.14%	.14%	.14%	.14%	.14%
Expenses net of all reductions, if any	.14% H	.14%	.14%	.14%	.14%	.14%
Net investment income (loss)	3.90% H	3.79%	3.45%	2.89%	1.97%	1.19%
Supplemental Data
Net assets, end of period (000 omitted)	$864,538	$799,604	$645,582	$558,733	$461,166	$513,626
Portfolio turnover rate I	71 % H	53%	62%	36%	33%	138%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Bond Index Portfolio Service Class

	Six months ended June 30, 2026 (Unaudited)	Years ended December 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$9.84	$9.50	$9.67	$9.41	$11.03	$11.37
Income from Investment Operations
Net investment income (loss) A,B	.185	.361	.324	.261	.185	.119
Net realized and unrealized gain (loss)	(.119)	.301	(.224)	.234	(1.645)	(.352)
Total from investment operations	.066	.662	.100	.495	(1.460)	(.233)
Distributions from net investment income	(.056)	(.322)	(.270)	(.235)	(.160)	(.107)
Total distributions	(.056)	(.322)	(.270)	(.235)	(.160)	(.107)
Net asset value, end of period	$9.85	$9.84	$9.50	$9.67	$9.41	$11.03
Total Return C,D,E	.67%	7.01%	.99%	5.34%	(13.27)%	(2.05)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.24% H	.24%	.24%	.24%	.24%	.24%
Expenses net of fee waivers, if any	.24 % H	.24%	.24%	.24%	.24%	.24%
Expenses net of all reductions, if any	.24% H	.24%	.24%	.24%	.24%	.24%
Net investment income (loss)	3.80% H	3.69%	3.35%	2.79%	1.87%	1.09%
Supplemental Data
Net assets, end of period (000 omitted)	$14,601	$14,252	$12,218	$11,066	$3,144	$2,759
Portfolio turnover rate I	71 % H	53%	62%	36%	33%	138%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Bond Index Portfolio Service Class 2

	Six months ended June 30, 2026 (Unaudited)	Years ended December 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$9.80	$9.47	$9.63	$9.37	$10.98	$11.32
Income from Investment Operations
Net investment income (loss) A,B	.177	.345	.308	.249	.170	.104
Net realized and unrealized gain (loss)	(.124)	.292	(.208)	.225	(1.636)	(.357)
Total from investment operations	.053	.637	.100	.474	(1.466)	(.253)
Distributions from net investment income	(.053)	(.307)	(.260)	(.214)	(.144)	(.087)
Total distributions	(.053)	(.307)	(.260)	(.214)	(.144)	(.087)
Net asset value, end of period	$9.80	$9.80	$9.47	$9.63	$9.37	$10.98
Total Return C,D,E	.54%	6.76%	1.00%	5.13%	(13.38)%	(2.24)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.39% H	.39%	.39%	.39%	.39%	.39%
Expenses net of fee waivers, if any	.39 % H	.39%	.39%	.39%	.39%	.39%
Expenses net of all reductions, if any	.39% H	.39%	.39%	.39%	.39%	.39%
Net investment income (loss)	3.65% H	3.54%	3.20%	2.64%	1.72%	.94%
Supplemental Data
Net assets, end of period (000 omitted)	$377,000	$364,092	$311,707	$208,601	$185,497	$227,058
Portfolio turnover rate I	71 % H	53%	62%	36%	33%	138%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended June 30, 2026

1. Organization.
VIP Bond Index Portfolio (the Fund) is a fund of Variable Insurance Products Fund V (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares and Service Class 2 shares. All classes have equal rights and voting privileges, except for matters affecting a single class.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's portfolio management team, part of the investment adviser, serves as the chief operating decision maker (CODM) and directs the Fund's investments in accordance with its investment objective and policies, with support from others responsible for oversight functions. The information reviewed by the CODM is consistent with the Fund's financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities and U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2026 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$6,125,089
Gross unrealized depreciation	(71,685,659)
Net unrealized appreciation (depreciation)	$(65,560,570)
Tax cost	$1,342,691,176

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(7,017,115)
Long-term	(19,353,290)
Total capital loss carryforward	$(26,370,405)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. TBA securities involve buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. Funds may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or a fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to a fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Schedule of Investments under the caption "TBA Sale Commitments." The value of these commitments and proceeds to be received at contractual settlement date are reflected in the Statement of Assets and Liabilities as "TBA sale commitments, at value" and "Receivable for TBA sale commitments," respectively. A fund realizes a gain or loss on settlement, either through the acquisition of an offsetting TBA purchase commitment on or before the sale commitment date, or by delivery of the securities under the commitment.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
VIP Bond Index Portfolio	204,969,633	157,465,402
5. Fees and Other Transactions with Affiliates.
Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is based on an annual rate of .09% of the Fund's average net assets. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

In addition, under the expense contract, the investment adviser pays class-level expenses as necessary so that the total expenses do not exceed certain amounts of each class' average net assets on an annual basis with certain exceptions, as noted in the following table:

Initial Class	.14%
Service Class	.24%
Service Class 2.39%

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services, were as follows:

Service Class	$7,325
Service Class 2	462,752
$470,077

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing, and shareholder servicing agent for each class. FIIOC receives asset-based fees based on each class's average net assets for transfer agent services, typesetting, and printing and mailing of shareholder reports, excluding mailing of proxy statements, equal to an annual rate of .06% of average net assets. Under the expense contract, each class pays a portion of the transfer agent fees equal to an annual rate of .05% of class-level average net assets. For the period, transfer agent fees for each class were as follows:

Initial Class	$208,359
Service Class	3,663
Service Class 2	92,550
$304,572

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. For cash collateral, securities lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received and is presented in the Statement of Operations as a component of income from Fidelity Central Funds. For non-cash collateral, securities lending income represents fees received from borrowers as compensation for the securities loaned and is presented in the Statement of Operations in security lending. Securities lending income is reduced by any lending agent fees associated with the loan. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
VIP Bond Index Portfolio	1,035	-	-

At period end, the value of any non-cash collateral is presented below. Non-cash collateral is held by a third-party bank for the benefit of a fund and the borrower. A fund is not permitted to sell or re-pledge non-cash collateral except in the event of borrower default, and therefore it is not included in the Schedule of Investments or Statement of Assets and Liabilities.

Amount ($)
VIP Bond Index Portfolio	12,020,633
8. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $1,525.
9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2026	Year ended December 31, 2025
VIP Bond Index Portfolio
Distributions to shareholders
Initial Class	$4,719,102	$25,010,895
Service Class	83,393	440,790
Service Class 2	1,981,471	10,912,804
Total	$6,783,966	$36,364,489
10. Share Transactions.
Transactions for each class of shares were as follows and may contain in-kind transactions:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2026	Year ended December 31, 2025	Six months ended June 30, 2026	Year ended December 31, 2025
VIP Bond Index Portfolio
Initial Class
Shares sold	10,247,396	20,477,796	$100,820,462	$201,406,417
Reinvestment of distributions	475,716	2,557,598	4,719,102	25,010,895
Shares redeemed	(4,241,739)	(9,699,590)	(41,728,138)	(94,368,111)
Net increase (decrease)	6,481,373	13,335,804	$63,811,426	$132,049,201
Service Class
Shares sold	301,953	613,625	$2,974,043	$6,007,548
Reinvestment of distributions	8,352	44,763	82,851	437,673
Shares redeemed	(276,176)	(495,297)	(2,714,080)	(4,845,835)
Net increase (decrease)	34,129	163,091	$342,814	$1,599,386
Service Class 2
Shares sold	3,863,387	8,187,801	$37,841,715	$79,754,641
Reinvestment of distributions	200,554	1,120,566	1,981,471	10,912,804
Shares redeemed	(2,764,563)	(5,075,104)	(27,083,220)	(49,444,240)
Net increase (decrease)	1,299,378	4,233,263	$12,739,966	$41,223,205
11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% and certain otherwise unaffiliated shareholders each were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %	Number ofUnaffiliated Shareholders	Unaffiliated Shareholders %
VIP Bond Index Portfolio	54	2	37
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.9887311.108
VUSB-SANN-0826
Fidelity® Variable Insurance Products:

VIP Asset Manager 70% Portfolio

Semi-Annual Report
June 30, 2026
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
VIP Asset Manager 70% Portfolio
Schedule of Investments June 30, 2026 (Unaudited)
Showing Percentage of Net Assets
Bond Funds - 21.8%
	Shares	Value ($)
Fidelity Emerging Markets Debt Local Currency Central Fund (c)	70,789	6,671,158
Fidelity Floating Rate Central Fund (c)	11,671	1,098,240
Fidelity High Income Central Fund (c)	21,084	2,314,808
Fidelity Inflation-Protected Bond Index Central Fund (c)	99,219	8,983,266
Fidelity International Credit Central Fund (c)	11,545	975,582
Fidelity VIP Investment Grade Central Fund (c)	870,397	80,955,655
TOTAL BOND FUNDS (Cost $103,092,781)		100,998,709

Domestic Equity Funds - 46.3%
	Shares	Value ($)
Fidelity Blue Chip Growth ETF (b)	191,597	11,900,090
Fidelity Commodity Strategy Central Fund (c)	57,090	6,144,585
Fidelity Enhanced Large Cap Value ETF (b)	74,750	2,996,728
Fidelity Enhanced Mid Cap Core ETF (b)	121,942	4,948,406
Fidelity Enhanced Small Cap Core ETF (b)	305,091	14,732,844
Fidelity Fundamental Small-Mid Cap ETF (b)	159,540	6,096,023
Fidelity Hedged Equity ETF (b)	132,533	4,364,312
Fidelity Managed Futures ETF (b)	32,533	1,872,199
Fidelity Real Estate Equity Central Fund (c)	6,146	972,861
Fidelity U.S. Equity Central Fund (c)	945,129	159,887,428
TOTAL DOMESTIC EQUITY FUNDS (Cost $122,763,560)		213,915,476

International Equity Funds - 30.2%
	Shares	Value ($)
Fidelity Emerging Markets Equity Central Fund (c)	126,457	46,476,604
Fidelity International Equity Central Fund (c)	697,665	91,142,917
iShares MSCI Canada ETF	36,975	2,131,239
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $91,973,166)		139,750,760

U.S. Treasury Obligations - 0.1%
	Yield (%) (d)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 7/16/2026 (e)	3.65	40,000	39,940
US Treasury Bills 0% 7/2/2026 (e)	3.64 to 3.65	140,000	139,986
US Treasury Bills 0% 7/30/2026 (e)	3.62	50,000	49,855
US Treasury Bills 0% 7/9/2026 (e)	3.63	110,000	109,911
US Treasury Bills 0% 8/20/2026 (e)	3.60	40,000	39,796
US Treasury Bills 0% 9/10/2026 (e)	3.66	20,000	19,856
US Treasury Bills 0% 9/24/2026 (e)	3.72	30,000	29,741
US Treasury Bills 0% 9/3/2026 (e)	3.66	40,000	39,740
TOTAL U.S. TREASURY OBLIGATIONS (Cost $468,832)			468,825

Money Market Funds - 1.7%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f) (Cost $8,021,659)	3.69	8,020,055	8,021,659

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $326,319,998)	463,155,429
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(322,687)
NET ASSETS - 100.0%	462,832,742

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value and Unrealized Appreciation/ (Depreciation) ($)
LONG
CBOT 10Y US Treasury Notes Contracts (United States)	61	9/2026	6,694,750	32,602
CBOT US Treasury Ultra Bond Contracts (United States)	28	9/2026	3,235,750	75,334
TOTAL LONG				107,936
SHORT
CME E-Mini S&P 500 Index Contracts (United States)	(12)	9/2026	(4,528,950)	4,516
ICE MSCI EAFE Index Contracts (United States)	(25)	9/2026	(3,931,625)	8,180
ICE MSCI Emerging Markets Index Contracts (United States)	(10)	9/2026	(878,650)	(578)
TOTAL SHORT				12,118
TOTAL FUTURES CONTRACTS				120,054

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Affiliated fund.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $468,825.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	1,459,682	10,515,585	3,953,608	111,951	(6)	6	8,021,659	8,020,055	0.0%
Fidelity Commodity Strategy Central Fund	2,839,938	3,209,536	147,931	-	(548)	243,590	6,144,585	57,090	0.9%
Fidelity Emerging Markets Debt Local Currency Central Fund	5,564,019	1,296,846	264,425	31,190	(25,388)	100,106	6,671,158	70,789	1.0%
Fidelity Emerging Markets Equity Central Fund	37,214,093	5,677,977	6,473,099	204,176	414,716	9,642,917	46,476,604	126,457	1.3%
Fidelity Floating Rate Central Fund	1,854,611	205,110	941,095	44,032	(31,536)	11,150	1,098,240	11,671	0.1%
Fidelity High Income Central Fund	4,664,003	564,632	2,894,132	117,634	126,754	(146,449)	2,314,808	21,084	0.2%
Fidelity Inflation-Protected Bond Index Central Fund	6,915,844	2,217,362	243,044	7,982	101	93,003	8,983,266	99,219	1.0%
Fidelity International Credit Central Fund	858,866	151,650	40,155	7,820	452	4,769	975,582	11,545	0.9%
Fidelity International Equity Central Fund	78,122,547	11,399,098	5,562,429	714,074	(53,068)	7,236,769	91,142,917	697,665	1.3%
Fidelity Real Estate Equity Central Fund	747,299	121,062	32,165	5,956	401	136,264	972,861	6,146	0.1%
Fidelity Securities Lending Cash Central Fund	3,175	901,791	904,966	408	-	-	-	-	0.0%
Fidelity U.S. Equity Central Fund	130,273,787	23,870,889	15,886,571	508,198	133,793	21,495,530	159,887,428	945,129	0.7%
Fidelity VIP Investment Grade Central Fund	65,964,267	19,394,285	3,527,607	1,557,984	(14,307)	(860,983)	80,955,655	870,397	2.4%
Total	336,482,131	79,525,823	40,871,227	3,311,405	551,364	37,956,672	413,644,763

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Blue Chip Growth ETF	9,077,391	1,765,740	344,122	-	19,665	1,381,416	11,900,090	191,597
Fidelity Enhanced Large Cap Value ETF	2,238,724	537,465	156,273	22,763	(3,518)	380,330	2,996,728	74,750
Fidelity Enhanced Mid Cap Core ETF	3,579,028	901,487	-	23,771	-	467,891	4,948,406	121,942
Fidelity Enhanced Small Cap Core ETF	10,771,720	1,711,959	939,043	63,435	79,492	3,108,716	14,732,844	305,091
Fidelity Fundamental Small-Mid Cap ETF	4,435,963	654,876	158,208	12,196	13,323	1,150,069	6,096,023	159,540
Fidelity Hedged Equity ETF	4,670,718	-	550,349	14,482	(28,232)	272,175	4,364,312	132,533
Fidelity Managed Futures ETF	1,738,238	-	-	-	-	133,961	1,872,199	32,533
	36,511,782	5,571,527	2,147,995	136,647	80,730	6,894,558	46,910,602

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	100,998,709	100,998,709	-	-

Domestic Equity Funds	213,915,476	213,915,476	-	-

International Equity Funds	139,750,760	139,750,760	-	-

U.S. Treasury Obligations	468,825	-	468,825	-

Money Market Funds	8,021,659	8,021,659	-	-
Total Investments in Securities:	463,155,429	462,686,604	468,825	-
Derivative Instruments:

Assets
Futures Contracts	120,632	120,632	-	-
Total Assets	120,632	120,632	-	-

Liabilities
Futures Contracts	(578)	(578)	-	-
Total Liabilities	(578)	(578)	-	-
Total Derivative Instruments:	120,054	120,054	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2026. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	12,696	(578)
Total Equity Risk	12,696	(578)
Interest Rate Risk
Futures Contracts (a)	107,936	-
Total Interest Rate Risk	107,936	-
Total Value of Derivatives	120,632	(578)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of June 30, 2026 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $2,624,179)	$2,600,064
Fidelity Central Funds (cost $288,528,716)	413,644,763
Other affiliated issuers (cost $35,167,103)	46,910,602

Total Investment in Securities (cost $326,319,998)		$463,155,429
Cash		11,225
Receivable for investments sold		88,613
Receivable for fund shares sold		5,236
Distributions receivable from Fidelity Central Funds		23,334
Total assets		463,283,837
Liabilities
Payable for investments purchased	$2,454
Payable for fund shares redeemed	91,382
Accrued management fee	225,463
Distribution and service plan fees payable	14,327
Payable for variation margin on futures contracts	85,846
Other payables and accrued expenses	31,623
Total liabilities		451,095
Net Assets		$462,832,742
Net Assets consist of:
Paid in capital		$323,840,046
Total accumulated earnings (loss)		138,992,696
Net Assets		$462,832,742

Net Asset Value and Maximum Offering Price
Initial Class :
Net Asset Value, offering price and redemption price per share ($102,326,353 ÷ 3,720,909 shares)		$27.50
Service Class :
Net Asset Value, offering price and redemption price per share ($5,571,638 ÷ 205,212 shares)		$27.15
Service Class 2 :
Net Asset Value, offering price and redemption price per share ($68,226,247 ÷ 2,551,266 shares)		$26.74
Investor Class :
Net Asset Value, offering price and redemption price per share ($286,708,504 ÷ 10,538,768 shares)		$27.21
Statement of Operations
Six months ended June 30, 2026 (Unaudited)
Investment Income
Dividends (including $136,647 earned from affiliated issuers)		$146,833
Interest		6,195
Income from Fidelity Central Funds (including $408 from security lending)		3,311,405
Total income		3,464,433
Expenses
Management fee	$1,315,829
Distribution and service plan fees	77,839
Custodian fees and expenses	11,843
Independent trustees' fees and expenses	392
Audit fees	28,582
Legal	851
Miscellaneous	504
Total expenses before reductions	1,435,840
Expense reductions	(83,228)
Total expenses after reductions		1,352,612
Net Investment income (loss)		2,111,821
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	7,114
Fidelity Central Funds	551,364
Other affiliated issuers	80,730
Futures contracts	(706,104)
Total net realized gain (loss)		(66,896)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(24,168)
Fidelity Central Funds	37,956,672
Other affiliated issuers	6,894,558
Futures contracts	158,355
Total change in net unrealized appreciation (depreciation)		44,985,417
Net gain (loss)		44,918,521
Net increase (decrease) in net assets resulting from operations		$47,030,342
Statement of Changes in Net Assets

	Six months ended June 30, 2026 (Unaudited)	Year ended December 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,111,821	$6,354,851
Net realized gain (loss)	(66,896)	20,223,316
Change in net unrealized appreciation (depreciation)	44,985,417	26,892,784
Net increase (decrease) in net assets resulting from operations	47,030,342	53,470,951
Distributions to shareholders	(20,155,471)	(16,246,237)

Share transactions - net increase (decrease)	62,946,591	58,236,778
Total increase (decrease) in net assets	89,821,462	95,461,492

Net Assets
Beginning of period	373,011,280	277,549,788
End of period	$462,832,742	$373,011,280

Financial Highlights
VIP Asset Manager 70% Portfolio Initial Class

	Six months ended June 30, 2026 (Unaudited)	Years ended December 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$25.88	$23.03	$21.41	$18.72	$24.38	$22.00
Income from Investment Operations
Net investment income (loss) A,B	.14	.50	.43	.37	.38	.35
Net realized and unrealized gain (loss)	2.84	3.60	1.87	2.69	(4.33)	2.71
Total from investment operations	2.98	4.10	2.30	3.06	(3.95)	3.06
Distributions from net investment income	- C	(.46)	(.41)	(.37)	(.37)	(.34)
Distributions from net realized gain	(1.35)	(.80)	(.26)	-	(1.34)	(.34)
Total distributions	(1.36) D	(1.25) D	(.68) D	(.37)	(1.71)	(.68)
Net asset value, end of period	$27.50	$25.88	$23.03	$21.41	$18.72	$24.38
Total Return E,F,G	11.92%	18.29%	10.81%	16.37%	(16.88)%	13.96%
Ratios to Average Net Assets B,H,I
Expenses before reductions	.61% J	.61%	.62%	.67%	.67%	.67%
Expenses net of fee waivers, if any	.57 % J	.58%	.61%	.66%	.67%	.66%
Expenses net of all reductions, if any	.57% J	.58%	.61%	.66%	.67%	.66%
Net investment income (loss)	1.11% J	2.09%	1.89%	1.84%	1.88%	1.46%
Supplemental Data
Net assets, end of period (000 omitted)	$102,326	$94,316	$89,192	$88,440	$85,620	$111,781
Portfolio turnover rate K	19 % J	22%	21%	25%	26%	25%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Asset Manager 70% Portfolio Service Class

	Six months ended June 30, 2026 (Unaudited)	Years ended December 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$25.58	$22.79	$21.19	$18.54	$24.16	$21.80
Income from Investment Operations
Net investment income (loss) A,B	.13	.47	.40	.35	.35	.32
Net realized and unrealized gain (loss)	2.80	3.56	1.86	2.65	(4.28)	2.70
Total from investment operations	2.93	4.03	2.26	3.00	(3.93)	3.02
Distributions from net investment income	- C	(.44)	(.39)	(.35)	(.35)	(.32)
Distributions from net realized gain	(1.35)	(.80)	(.26)	-	(1.34)	(.34)
Total distributions	(1.36) D	(1.24)	(.66) D	(.35)	(1.69)	(.66)
Net asset value, end of period	$27.15	$25.58	$22.79	$21.19	$18.54	$24.16
Total Return E,F,G	11.86%	18.15%	10.73%	16.21%	(16.95)%	13.89%
Ratios to Average Net Assets B,H,I
Expenses before reductions	.71% J	.71%	.72%	.77%	.77%	.77%
Expenses net of fee waivers, if any	.67 % J	.68%	.71%	.76%	.77%	.76%
Expenses net of all reductions, if any	.67% J	.67%	.71%	.76%	.77%	.76%
Net investment income (loss)	1.01% J	1.99%	1.79%	1.74%	1.78%	1.36%
Supplemental Data
Net assets, end of period (000 omitted)	$5,572	$4,381	$3,837	$3,618	$2,883	$3,609
Portfolio turnover rate K	19 % J	22%	21%	25%	26%	25%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Asset Manager 70% Portfolio Service Class 2

	Six months ended June 30, 2026 (Unaudited)	Years ended December 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$25.23	$22.52	$20.99	$18.39	$23.98	$21.65
Income from Investment Operations
Net investment income (loss) A,B	.11	.43	.36	.31	.32	.28
Net realized and unrealized gain (loss)	2.76	3.51	1.84	2.64	(4.24)	2.67
Total from investment operations	2.87	3.94	2.20	2.95	(3.92)	2.95
Distributions from net investment income	- C	(.43)	(.40)	(.35)	(.33)	(.29)
Distributions from net realized gain	(1.35)	(.80)	(.26)	-	(1.34)	(.34)
Total distributions	(1.36) D	(1.23)	(.67) D	(.35)	(1.67)	(.62) D
Net asset value, end of period	$26.74	$25.23	$22.52	$20.99	$18.39	$23.98
Total Return E,F,G	11.79%	17.96%	10.55%	16.05%	(17.05)%	13.69%
Ratios to Average Net Assets B,H,I
Expenses before reductions	.86% J	.86%	.90%	.92%	.92%	.92%
Expenses net of fee waivers, if any	.82 % J	.82%	.89%	.91%	.92%	.91%
Expenses net of all reductions, if any	.82% J	.82%	.89%	.91%	.92%	.91%
Net investment income (loss)	.86% J	1.84%	1.62%	1.59%	1.63%	1.21%
Supplemental Data
Net assets, end of period (000 omitted)	$68,226	$54,659	$32,739	$14,839	$4,015	$3,948
Portfolio turnover rate K	19 % J	22%	21%	25%	26%	25%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Asset Manager 70% Portfolio Investor Class

	Six months ended June 30, 2026 (Unaudited)	Years ended December 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$25.62	$22.84	$21.24	$18.58	$24.21	$21.85
Income from Investment Operations
Net investment income (loss) A,B	.13	.48	.41	.35	.36	.33
Net realized and unrealized gain (loss)	2.82	3.56	1.85	2.67	(4.29)	2.69
Total from investment operations	2.95	4.04	2.26	3.02	(3.93)	3.02
Distributions from net investment income	- C	(.46)	(.40)	(.36)	(.36)	(.33)
Distributions from net realized gain	(1.35)	(.80)	(.26)	-	(1.34)	(.34)
Total distributions	(1.36) D	(1.26)	(.66)	(.36)	(1.70)	(.66) D
Net asset value, end of period	$27.21	$25.62	$22.84	$21.24	$18.58	$24.21
Total Return E,F,G	11.93%	18.17%	10.73%	16.25%	(16.93)%	13.89%
Ratios to Average Net Assets B,H,I
Expenses before reductions	.69% J	.69%	.70%	.75%	.75%	.74%
Expenses net of fee waivers, if any	.65 % J	.65%	.69%	.74%	.74%	.74%
Expenses net of all reductions, if any	.65% J	.65%	.69%	.74%	.74%	.74%
Net investment income (loss)	1.03% J	2.01%	1.81%	1.76%	1.80%	1.38%
Supplemental Data
Net assets, end of period (000 omitted)	$286,708	$219,656	$151,782	$137,920	$126,658	$154,034
Portfolio turnover rate K	19 % J	22%	21%	25%	26%	25%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended June 30, 2026

1. Organization.
VIP Asset Manager 70% Portfolio (the Fund) is a fund of Variable Insurance Products Fund V (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class. The Fund is a fund of funds, and therefore invests in other funds instead of individual securities. The Fund invests primarily in a combination of Fidelity Central funds and exchange-traded funds.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Commodity Strategy Central Fund	Geode Capital Management, LLC (Geode)	Seeks to provide investment returns that correspond to the performance of the commodities market.	Investment in commodity-related investments through a wholly-owned subsidiary organized under the laws of the Cayman Islands	.01%
Fidelity Emerging Markets Equity Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks capital appreciation by investing primarily in equity securities of issuers in emerging markets.	Foreign Securities	.02%
Fidelity International Equity Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks capital appreciation by investing primarily in non-U.S. based common stocks, including securities of issuers located in emerging markets.	Delayed Delivery & When Issued Securities Foreign Securities Futures Loans & Direct Debt Instruments	.01%
Fidelity Floating Rate Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Delayed Delivery & When Issued Securities Foreign Securities Loans & Direct Debt Instruments Restricted Securities	Less than .005%
Fidelity High Income Central Fund	Fidelity Management & Research Company LLC (FMR)
Seeks a high level of income and may also seek capital appreciation by investing primarily in debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.
			Delayed Delivery & When Issued Securities Foreign Securities Futures Loans & Direct Debt Instruments Restricted Securities	Less than .005%
Fidelity Inflation-Protected Bond Index Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks to provide investment results that correspond to the performance of the inflation-protected United States Treasury market, and may invest in derivatives.		Less than .005%
Fidelity VIP Investment Grade Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks a high level of current income by normally investing in investment-grade debt securities and repurchase agreements.	Delayed Delivery & When Issued Securities Futures Options Restricted Securities Swaps	Less than .005%
Fidelity Real Estate Equity Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks above-average income and long-term capital growth by investing primarily in equity securities of issuers in the real estate industry.		Less than .005%
Fidelity International Credit Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks a high level of current income by normally investing in debt securities of foreign issuers, including debt securities of issuers located in emerging markets. Foreign currency exposure is hedged utilizing foreign currency contracts.	Foreign Securities Forward Foreign Currency Contracts Futures Restricted Securities Swaps	.01%
Fidelity U.S. Equity Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks capital appreciation by investing primarily in common stocks, allocated across different market sectors.	Foreign Securities Futures	Less than .005%
Fidelity Emerging Markets Debt Local Currency Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks high total return by normally investing in debt securities of issuers in emerging markets and other debt investments that are tied economically to emerging markets and denominated in the local currency of the issuer.	Foreign Securities Restricted Securities	.02%
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the investing fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's portfolio management team, part of the investment adviser, serves as the chief operating decision maker (CODM) and directs the Fund's investments in accordance with its investment objective and policies, with support from others responsible for oversight functions. The information reviewed by the CODM is consistent with the Fund's financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2026 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the underlying mutual funds or exchange-traded funds (ETFs), futures contracts and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$140,300,941
Gross unrealized depreciation	(2,935,560)
Net unrealized appreciation (depreciation)	$137,365,381
Tax cost	$325,910,102
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.
Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)($)	Change in Net Unrealized Appreciation (Depreciation)($)
VIP Asset Manager 70% Portfolio
Equity Risk
Futures Contracts	(470,893)	33,613
Total Equity Risk	(470,893)	33,613
Interest Rate Risk
Futures Contracts	(235,211)	124,742
Total Interest Rate Risk	(235,211)	124,742
Totals	(706,104)	158,355

If there are any open positions at period end, a summary of the value of derivatives by primary risk exposure is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market, bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily. Subsequent payments from or to a fund are made as needed depending on the fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
VIP Asset Manager 70% Portfolio	75,835,320	38,160,647
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

The Fund's management contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Initial Class	.59
Service Class	.59
Service Class 2.59
Investor Class	.67

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Initial Class	.59
Service Class	.59
Service Class 2.59
Investor Class	.67

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services, were as follows:

Service Class	$2,567
Service Class 2	75,272
$77,839
Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
VIP Asset Manager 70% Portfolio	3,169,156	21,782	828
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.

Amount ($)
VIP Asset Manager 70% Portfolio	238
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. For cash collateral, securities lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received and is presented in the Statement of Operations as a component of income from Fidelity Central Funds. For non-cash collateral, securities lending income represents fees received from borrowers as compensation for the securities loaned and is presented in the Statement of Operations in security lending. Securities lending income is reduced by any lending agent fees associated with the loan. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
VIP Asset Manager 70% Portfolio	44	-	-
9. Expense Reductions.
Effective November 1, 2023, the investment adviser has contractually agreed to waive the Fund's management fee with respect to the portion of the Fund's assets invested in certain affiliated ETFs. This waiver cannot be removed or modified without the approval of the Board. During the period this waiver reduced the Fund's management fee as follows:

Waiver ($)
VIP Asset Manager 70% Portfolio	82,991

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $237.
10. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2026	Year ended December 31, 2025
VIP Asset Manager 70% Portfolio
Distributions to shareholders
Initial Class	$4,959,216	$4,678,142
Service Class	226,132	206,385
Service Class 2	3,003,207	2,174,141
Investor Class	11,966,916	9,187,569
Total	$20,155,471	$16,246,237
11. Share Transactions.
Transactions for each class of shares were as follows and may contain in-kind transactions:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2026	Year ended December 31, 2025	Six months ended June 30, 2026	Year ended December 31, 2025
VIP Asset Manager 70% Portfolio
Initial Class
Shares sold	94,747	77,779	$2,489,790	$1,897,135
Reinvestment of distributions	194,938	194,402	4,959,216	4,678,142
Shares redeemed	(213,744)	(499,916)	(5,651,286)	(12,028,890)
Net increase (decrease)	75,941	(227,735)	$1,797,720	$(5,453,613)
Service Class
Shares sold	84,187	10,617	$2,099,015	$256,092
Reinvestment of distributions	8,998	8,663	226,132	206,385
Shares redeemed	(59,261)	(16,396)	(1,496,004)	(386,199)
Net increase (decrease)	33,924	2,884	$829,143	$76,278
Service Class 2
Shares sold	366,098	775,644	$9,388,654	$18,004,206
Reinvestment of distributions	121,293	91,843	3,003,207	2,174,141
Shares redeemed	(102,671)	(154,926)	(2,598,487)	(3,703,502)
Net increase (decrease)	384,720	712,561	$9,793,374	$16,474,845
Investor Class
Shares sold	1,909,881	2,149,433	$49,683,342	$52,440,278
Reinvestment of distributions	475,444	382,121	11,966,916	9,187,569
Shares redeemed	(419,536)	(603,788)	(11,123,904)	(14,488,579)
Net increase (decrease)	1,965,789	1,927,766	$50,526,354	$47,139,268
12. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% and certain otherwise unaffiliated shareholders were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %	Number of Unaffiliated Shareholders	Unaffiliated Shareholders %
VIP Asset Manager 70% Portfolio	78	1	12
13. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.705700.128
VIPAMG-SANN-0826
Fidelity® Variable Insurance Products:

VIP Asset Manager 50% Portfolio

Semi-Annual Report
June 30, 2026
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
VIP Asset Manager 50% Portfolio
Schedule of Investments June 30, 2026 (Unaudited)
Showing Percentage of Net Assets
Bond Funds - 36.8%
	Shares	Value ($)
Fidelity Emerging Markets Debt Local Currency Central Fund (d)	158,221	14,910,738
Fidelity Floating Rate Central Fund (d)	25,632	2,411,969
Fidelity High Income Central Fund (d)	45,457	4,990,738
Fidelity Inflation-Protected Bond Index Central Fund (d)	214,141	19,388,362
Fidelity International Credit Central Fund (d)	25,946	2,192,426
Fidelity VIP Investment Grade Central Fund (d)	3,483,825	324,030,562
TOTAL BOND FUNDS (Cost $389,846,502)		367,924,795

Domestic Equity Funds - 37.5%
	Shares	Value ($)
Fidelity Blue Chip Growth ETF (b)	334,796	20,794,180
Fidelity Commodity Strategy Central Fund (d)	123,009	13,239,485
Fidelity Enhanced Large Cap Value ETF (b)	131,566	5,274,481
Fidelity Enhanced Mid Cap Core ETF (b)	214,540	8,706,033
Fidelity Enhanced Small Cap Core ETF (b)	533,337	25,754,844
Fidelity Fundamental Small-Mid Cap ETF (b)	277,408	10,599,759
Fidelity Hedged Equity ETF (b)(c)	317,980	10,471,082
Fidelity Managed Futures ETF (b)	89,148	5,130,262
Fidelity Real Estate Equity Central Fund (d)	13,460	2,130,568
Fidelity U.S. Equity Central Fund (d)	1,613,497	272,955,237
TOTAL DOMESTIC EQUITY FUNDS (Cost $176,784,753)		375,055,931

International Equity Funds - 22.9%
	Shares	Value ($)
Fidelity Emerging Markets Equity Central Fund (d)	206,445	75,874,685
Fidelity International Equity Central Fund (d)	1,133,008	148,016,130
iShares MSCI Canada ETF	85,935	4,953,293
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $121,430,456)		228,844,108

U.S. Treasury Obligations - 0.3%
	Yield (%) (e)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 7/16/2026 (f)	3.65	390,000	389,415
US Treasury Bills 0% 7/2/2026 (f)	3.63 to 3.65	690,000	689,931
US Treasury Bills 0% 7/23/2026 (f)	3.63	100,000	99,781
US Treasury Bills 0% 7/30/2026 (f)	3.62	350,000	348,986
US Treasury Bills 0% 7/9/2026 (f)	3.63	1,010,000	1,009,184
US Treasury Bills 0% 8/20/2026 (f)	3.60 to 3.61	170,000	169,132
US Treasury Bills 0% 8/6/2026 (f)	3.63	220,000	219,205
US Treasury Bills 0% 9/10/2026 (f)	3.66	70,000	69,497
US Treasury Bills 0% 9/17/2026 (f)	3.66	30,000	29,763
US Treasury Bills 0% 9/24/2026 (f)	3.72	150,000	148,705
TOTAL U.S. TREASURY OBLIGATIONS (Cost $3,173,630)			3,173,599

Money Market Funds - 2.6%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g)	3.69	25,970,872	25,976,067
Fidelity Securities Lending Cash Central Fund (g)(h)	3.69	184,263	184,281
TOTAL MONEY MARKET FUNDS (Cost $26,160,348)			26,160,348

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $717,395,689)	1,001,158,781
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(964,016)
NET ASSETS - 100.0%	1,000,194,765

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value and Unrealized Appreciation/ (Depreciation) ($)
LONG
CBOT 10Y US Treasury Notes Contracts (United States)	133	9/2026	14,596,750	75,057
CBOT US Treasury Ultra Bond Contracts (United States)	59	9/2026	6,818,188	178,760
TOTAL LONG				253,817
SHORT
CME E-Mini S&P 500 Index Contracts (United States)	(109)	9/2026	(41,137,963)	(362,198)
ICE MSCI EAFE Index Contracts (United States)	(81)	9/2026	(12,738,465)	28,691
ICE MSCI Emerging Markets Index Contracts (United States)	(47)	9/2026	(4,129,655)	(2,758)
TOTAL SHORT				(336,265)
TOTAL FUTURES CONTRACTS				(82,448)

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Affiliated fund.
(c)	Security or a portion of the security is on loan at period end.
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(f)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $3,173,599.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	19,617,708	32,143,646	25,785,250	466,533	(53)	16	25,976,067	25,970,872	0.0%
Fidelity Commodity Strategy Central Fund	7,362,462	5,749,552	627,835	-	4,834	750,472	13,239,485	123,009	1.9%
Fidelity Emerging Markets Debt Local Currency Central Fund	14,653,737	778,549	696,406	82,144	(61,930)	236,788	14,910,738	158,221	2.3%
Fidelity Emerging Markets Equity Central Fund	70,855,508	1,414,457	14,409,344	339,504	4,211,183	13,802,881	75,874,685	206,445	2.1%
Fidelity Floating Rate Central Fund	4,739,444	152,146	2,429,651	105,614	(82,832)	32,862	2,411,969	25,632	0.1%
Fidelity High Income Central Fund	11,920,028	406,709	7,291,550	281,072	436,930	(481,379)	4,990,738	45,457	0.4%
Fidelity Inflation-Protected Bond Index Central Fund	17,890,165	2,246,562	987,901	19,337	3,142	236,394	19,388,362	214,141	2.2%
Fidelity International Credit Central Fund	2,255,128	57,037	131,272	19,156	(18,388)	29,921	2,192,426	25,946	2.1%
Fidelity International Equity Central Fund	148,207,533	3,327,982	16,239,602	1,180,216	1,646,330	11,073,887	148,016,130	1,133,008	2.1%
Fidelity Real Estate Equity Central Fund	1,867,865	43,577	105,023	13,267	15,217	308,932	2,130,568	13,460	0.2%
Fidelity Securities Lending Cash Central Fund	31	18,021,304	17,837,054	13,295	-	-	184,281	184,263	0.0%
Fidelity U.S. Equity Central Fund	256,672,575	5,583,624	28,672,813	908,876	1,646,122	37,725,729	272,955,237	1,613,497	1.1%
Fidelity VIP Investment Grade Central Fund	308,022,099	44,150,151	24,301,979	6,785,640	(467,133)	(3,372,576)	324,030,562	3,483,825	9.4%
Total	864,064,283	114,075,296	139,515,680	10,214,654	7,333,422	60,343,927	906,301,248

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Blue Chip Growth ETF	19,889,591	-	1,569,925	-	279,433	2,195,081	20,794,180	334,796
Fidelity Enhanced Large Cap Value ETF	4,845,711	-	297,103	41,191	46,181	679,692	5,274,481	131,566
Fidelity Enhanced Mid Cap Core ETF	7,817,698	86,074	93,990	45,305	8,081	888,170	8,706,033	214,540
Fidelity Enhanced Small Cap Core ETF	24,164,201	188,314	4,644,185	114,359	983,442	5,063,072	25,754,844	533,337
Fidelity Fundamental Small-Mid Cap ETF	9,824,237	-	1,483,633	23,623	311,954	1,947,201	10,599,759	277,408
Fidelity Hedged Equity ETF	12,230,500	-	2,302,284	36,700	(108,061)	650,927	10,471,082	317,980
Fidelity Managed Futures ETF	4,763,177	-	-	-	-	367,085	5,130,262	89,148
	83,535,115	274,388	10,391,120	261,178	1,521,030	11,791,228	86,730,641

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	367,924,795	367,924,795	-	-

Domestic Equity Funds	375,055,931	375,055,931	-	-

International Equity Funds	228,844,108	228,844,108	-	-

U.S. Treasury Obligations	3,173,599	-	3,173,599	-

Money Market Funds	26,160,348	26,160,348	-	-
Total Investments in Securities:	1,001,158,781	997,985,182	3,173,599	-
Derivative Instruments:

Assets
Futures Contracts	282,508	282,508	-	-
Total Assets	282,508	282,508	-	-

Liabilities
Futures Contracts	(364,956)	(364,956)	-	-
Total Liabilities	(364,956)	(364,956)	-	-
Total Derivative Instruments:	(82,448)	(82,448)	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2026. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	28,691	(364,956)
Total Equity Risk	28,691	(364,956)
Interest Rate Risk
Futures Contracts (a)	253,817	-
Total Interest Rate Risk	253,817	-
Total Value of Derivatives	282,508	(364,956)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of June 30, 2026 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $181,115) - See accompanying schedule:
Unaffiliated issuers (cost $8,183,137)	$8,126,892
Fidelity Central Funds (cost $645,792,259)	906,301,248
Other affiliated issuers (cost $63,420,293)	86,730,641

Total Investment in Securities (cost $717,395,689)		$1,001,158,781
Receivable for investments sold		127,162
Receivable for fund shares sold		108,209
Dividends receivable		6,415
Distributions receivable from Fidelity Central Funds		78,902
Other receivables		2,141
Total assets		1,001,481,610
Liabilities
Payable for fund shares redeemed	$235,284
Accrued management fee	394,578
Distribution and service plan fees payable	4,712
Payable for variation margin on futures contracts	429,609
Other payables and accrued expenses	38,412
Collateral on securities loaned	184,250
Total liabilities		1,286,845
Net Assets		$1,000,194,765
Net Assets consist of:
Paid in capital		$707,555,105
Total accumulated earnings (loss)		292,639,660
Net Assets		$1,000,194,765

Net Asset Value and Maximum Offering Price
Initial Class :
Net Asset Value, offering price and redemption price per share ($685,317,638 ÷ 38,022,710 shares)		$18.02
Service Class :
Net Asset Value, offering price and redemption price per share ($3,325,103 ÷ 187,123 shares)		$17.77
Service Class 2 :
Net Asset Value, offering price and redemption price per share ($21,676,157 ÷ 1,252,840 shares)		$17.30
Investor Class :
Net Asset Value, offering price and redemption price per share ($289,875,867 ÷ 16,264,929 shares)		$17.82
Statement of Operations
Six months ended June 30, 2026 (Unaudited)
Investment Income
Dividends (including $261,178 earned from affiliated issuers)		$284,854
Interest		49,675
Income from Fidelity Central Funds (including $13,295 from security lending)		10,214,654
Total income		10,549,183
Expenses
Management fee	$2,498,944
Distribution and service plan fees	27,335
Custodian fees and expenses	12,098
Independent trustees' fees and expenses	958
Audit fees	30,400
Legal	1,396
Miscellaneous	1,607
Total expenses before reductions	2,572,738
Expense reductions	(173,747)
Total expenses after reductions		2,398,991
Net Investment income (loss)		8,150,192
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	28,711
Fidelity Central Funds	7,333,422
Other affiliated issuers	1,521,030
Futures contracts	(3,798,714)
Total net realized gain (loss)		5,084,449
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(56,703)
Fidelity Central Funds	60,343,927
Other affiliated issuers	11,791,228
Assets and liabilities in foreign currencies	(188)
Futures contracts	(50,048)
Total change in net unrealized appreciation (depreciation)		72,028,216
Net gain (loss)		77,112,665
Net increase (decrease) in net assets resulting from operations		$85,262,857
Statement of Changes in Net Assets

	Six months ended June 30, 2026 (Unaudited)	Year ended December 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$8,150,192	$22,947,140
Net realized gain (loss)	5,084,449	60,190,246
Change in net unrealized appreciation (depreciation)	72,028,216	44,071,742
Net increase (decrease) in net assets resulting from operations	85,262,857	127,209,128
Distributions to shareholders	(61,548,138)	(64,868,208)

Share transactions - net increase (decrease)	26,585,532	(16,861,786)
Total increase (decrease) in net assets	50,300,251	45,479,134

Net Assets
Beginning of period	949,894,514	904,415,380
End of period	$1,000,194,765	$949,894,514

Financial Highlights
VIP Asset Manager 50% Portfolio Initial Class

	Six months ended June 30, 2026 (Unaudited)	Years ended December 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$17.62	$16.45	$15.64	$14.32	$18.33	$17.04
Income from Investment Operations
Net investment income (loss) A,B	.15	.43	.39	.34	.32	.29
Net realized and unrealized gain (loss)	1.39	1.95	.93	1.50	(2.94)	1.40
Total from investment operations	1.54	2.38	1.32	1.84	(2.62)	1.69
Distributions from net investment income	- C	(.44)	(.42) D	(.36)	(.32)	(.30)
Distributions from net realized gain	(1.14)	(.77)	(.09) D	(.16)	(1.07)	(.10)
Total distributions	(1.14)	(1.21)	(.51)	(.52)	(1.39)	(.40)
Net asset value, end of period	$18.02	$17.62	$16.45	$15.64	$14.32	$18.33
Total Return E,F,G	9.12%	14.98%	8.50%	12.94%	(14.94)%	9.92%
Ratios to Average Net Assets B,H,I
Expenses before reductions	.50% J	.51%	.52%	.59%	.59%	.59%
Expenses net of fee waivers, if any	.46 % J	.47%	.51%	.58%	.59%	.58%
Expenses net of all reductions, if any	.46% J	.47%	.51%	.58%	.59%	.58%
Net investment income (loss)	1.70% J	2.54%	2.37%	2.26%	2.08%	1.62%
Supplemental Data
Net assets, end of period (000 omitted)	$685,318	$669,378	$663,053	$696,248	$688,649	$889,923
Portfolio turnover rate K	15 % J	24%	16%	19%	29%	20%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
ETotal returns for periods of less than one year are not annualized.
FTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Asset Manager 50% Portfolio Service Class

	Six months ended June 30, 2026 (Unaudited)	Years ended December 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$17.39	$16.26	$15.47	$14.16	$18.14	$16.86
Income from Investment Operations
Net investment income (loss) A,B	.14	.41	.37	.32	.30	.27
Net realized and unrealized gain (loss)	1.38	1.92	.92	1.49	(2.91)	1.38
Total from investment operations	1.52	2.33	1.29	1.81	(2.61)	1.65
Distributions from net investment income	- C	(.43)	(.40) D	(.34)	(.31)	(.27)
Distributions from net realized gain	(1.14)	(.77)	(.09) D	(.16)	(1.07)	(.10)
Total distributions	(1.14)	(1.20)	(.50) E	(.50)	(1.37) E	(.37)
Net asset value, end of period	$17.77	$17.39	$16.26	$15.47	$14.16	$18.14
Total Return F,G,H	9.13%	14.86%	8.34%	12.90%	(15.03)%	9.80%
Ratios to Average Net Assets B,I,J
Expenses before reductions	.60% K	.61%	.63%	.69%	.69%	.69%
Expenses net of fee waivers, if any	.56 % K	.57%	.62%	.68%	.69%	.69%
Expenses net of all reductions, if any	.56% K	.57%	.62%	.68%	.69%	.69%
Net investment income (loss)	1.60% K	2.44%	2.27%	2.16%	1.98%	1.52%
Supplemental Data
Net assets, end of period (000 omitted)	$3,325	$2,950	$2,435	$2,504	$2,480	$3,627
Portfolio turnover rate L	15 % K	24%	16%	19%	29%	20%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
ETotal distributions per share do not sum due to rounding.
FTotal returns for periods of less than one year are not annualized.
GTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
HTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
IFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
KAnnualized.
LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Asset Manager 50% Portfolio Service Class 2

	Six months ended June 30, 2026 (Unaudited)	Years ended December 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$16.98	$15.90	$15.14	$13.88	$17.81	$16.56
Income from Investment Operations
Net investment income (loss) A,B	.12	.37	.34	.29	.27	.24
Net realized and unrealized gain (loss)	1.34	1.89	.90	1.45	(2.85)	1.36
Total from investment operations	1.46	2.26	1.24	1.74	(2.58)	1.60
Distributions from net investment income	- C	(.40)	(.39) D	(.32)	(.28)	(.25)
Distributions from net realized gain	(1.14)	(.77)	(.09) D	(.16)	(1.07)	(.10)
Total distributions	(1.14)	(1.18) E	(.48)	(.48)	(1.35)	(.35)
Net asset value, end of period	$17.30	$16.98	$15.90	$15.14	$13.88	$17.81
Total Return F,G,H	8.99%	14.72%	8.23%	12.65%	(15.15)%	9.68%
Ratios to Average Net Assets B,I,J
Expenses before reductions	.75% K	.76%	.78%	.84%	.84%	.84%
Expenses net of fee waivers, if any	.71 % K	.72%	.77%	.83%	.84%	.83%
Expenses net of all reductions, if any	.71% K	.72%	.77%	.83%	.84%	.83%
Net investment income (loss)	1.45% K	2.29%	2.12%	2.01%	1.83%	1.37%
Supplemental Data
Net assets, end of period (000 omitted)	$21,676	$20,007	$18,079	$16,471	$14,925	$20,038
Portfolio turnover rate L	15 % K	24%	16%	19%	29%	20%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
ETotal distributions per share do not sum due to rounding.
FTotal returns for periods of less than one year are not annualized.
GTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
HTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
IFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
KAnnualized.
LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Asset Manager 50% Portfolio Investor Class

	Six months ended June 30, 2026 (Unaudited)	Years ended December 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$17.44	$16.30	$15.51	$14.20	$18.19	$16.91
Income from Investment Operations
Net investment income (loss) A,B	.14	.41	.37	.32	.31	.28
Net realized and unrealized gain (loss)	1.38	1.93	.92	1.50	(2.92)	1.39
Total from investment operations	1.52	2.34	1.29	1.82	(2.61)	1.67
Distributions from net investment income	- C	(.43)	(.41) D	(.35)	(.31)	(.28)
Distributions from net realized gain	(1.14)	(.77)	(.09) D	(.16)	(1.07)	(.10)
Total distributions	(1.14)	(1.20)	(.50)	(.51)	(1.38)	(.39) E
Net asset value, end of period	$17.82	$17.44	$16.30	$15.51	$14.20	$18.19
Total Return F,G,H	9.10%	14.90%	8.36%	12.90%	(15.00)%	9.85%
Ratios to Average Net Assets B,I,J
Expenses before reductions	.58% K	.59%	.60%	.66%	.66%	.66%
Expenses net of fee waivers, if any	.54 % K	.55%	.59%	.66%	.66%	.66%
Expenses net of all reductions, if any	.54% K	.55%	.59%	.66%	.66%	.66%
Net investment income (loss)	1.62% K	2.46%	2.29%	2.18%	2.01%	1.55%
Supplemental Data
Net assets, end of period (000 omitted)	$289,876	$257,559	$220,848	$227,770	$224,131	$285,912
Portfolio turnover rate L	15 % K	24%	16%	19%	29%	20%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
ETotal distributions per share do not sum due to rounding.
FTotal returns for periods of less than one year are not annualized.
GTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
HTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
IFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
KAnnualized.
LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended June 30, 2026

1. Organization.
VIP Asset Manager 50% Portfolio (the Fund) is a fund of Variable Insurance Products Fund V (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class. The Fund is a fund of funds, and therefore invests in other funds instead of individual securities. The Fund invests primarily in a combination of Fidelity Central funds and exchange-traded funds.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Commodity Strategy Central Fund	Geode Capital Management, LLC (Geode)	Seeks to provide investment returns that correspond to the performance of the commodities market.	Investment in commodity-related investments through a wholly-owned subsidiary organized under the laws of the Cayman Islands	.01%
Fidelity Emerging Markets Equity Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks capital appreciation by investing primarily in equity securities of issuers in emerging markets.	Foreign Securities	.02%
Fidelity International Equity Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks capital appreciation by investing primarily in non-U.S. based common stocks, including securities of issuers located in emerging markets.	Delayed Delivery & When Issued Securities Foreign Securities Futures Loans & Direct Debt Instruments	.01%
Fidelity Floating Rate Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Delayed Delivery & When Issued Securities Foreign Securities Loans & Direct Debt Instruments Restricted Securities	Less than .005%
Fidelity High Income Central Fund	Fidelity Management & Research Company LLC (FMR)
Seeks a high level of income and may also seek capital appreciation by investing primarily in debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.
			Delayed Delivery & When Issued Securities Foreign Securities Futures Loans & Direct Debt Instruments Restricted Securities	Less than .005%
Fidelity Inflation-Protected Bond Index Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks to provide investment results that correspond to the performance of the inflation-protected United States Treasury market, and may invest in derivatives.		Less than .005%
Fidelity VIP Investment Grade Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks a high level of current income by normally investing in investment-grade debt securities and repurchase agreements.	Delayed Delivery & When Issued Securities Futures Options Restricted Securities Swaps	Less than .005%
Fidelity Real Estate Equity Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks above-average income and long-term capital growth by investing primarily in equity securities of issuers in the real estate industry.		Less than .005%
Fidelity International Credit Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks a high level of current income by normally investing in debt securities of foreign issuers, including debt securities of issuers located in emerging markets. Foreign currency exposure is hedged utilizing foreign currency contracts.	Foreign Securities Forward Foreign Currency Contracts Futures Restricted Securities Swaps	.01%
Fidelity U.S. Equity Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks capital appreciation by investing primarily in common stocks, allocated across different market sectors.	Foreign Securities Futures	Less than .005%
Fidelity Emerging Markets Debt Local Currency Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks high total return by normally investing in debt securities of issuers in emerging markets and other debt investments that are tied economically to emerging markets and denominated in the local currency of the issuer.	Foreign Securities Restricted Securities	.02%
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the investing fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's portfolio management team, part of the investment adviser, serves as the chief operating decision maker (CODM) and directs the Fund's investments in accordance with its investment objective and policies, with support from others responsible for oversight functions. The information reviewed by the CODM is consistent with the Fund's financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2026 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the underlying mutual funds or exchange-traded funds (ETFs), futures contracts and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$304,976,996
Gross unrealized depreciation	(18,933,172)
Net unrealized appreciation (depreciation)	$286,043,824
Tax cost	$715,032,509
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)($)	Change in Net Unrealized Appreciation (Depreciation)($)
VIP Asset Manager 50% Portfolio
Equity Risk
Futures Contracts	(3,231,795)	(347,777)
Total Equity Risk	(3,231,795)	(347,777)
Interest Rate Risk
Futures Contracts	(566,919)	297,729
Total Interest Rate Risk	(566,919)	297,729
Totals	(3,798,714)	(50,048)

If there are any open positions at period end, a summary of the value of derivatives by primary risk exposure is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market, bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily. Subsequent payments from or to a fund are made as needed depending on the fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
VIP Asset Manager 50% Portfolio	69,194,240	106,284,495
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

The Fund's management contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Initial Class	.55
Service Class	.55
Service Class 2.55
Investor Class	.62

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Initial Class	.49
Service Class	.49
Service Class 2.49
Investor Class	.57

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services, were as follows:

Service Class	$1,556
Service Class 2	25,779
$27,335
Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

VIP Asset Manager 50% Portfolio	$2,134

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
VIP Asset Manager 50% Portfolio	188,314	2,207,953	354,564
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.

Amount ($)
VIP Asset Manager 50% Portfolio	603
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. For cash collateral, securities lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received and is presented in the Statement of Operations as a component of income from Fidelity Central Funds. For non-cash collateral, securities lending income represents fees received from borrowers as compensation for the securities loaned and is presented in the Statement of Operations in security lending. Securities lending income is reduced by any lending agent fees associated with the loan. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
VIP Asset Manager 50% Portfolio	1,442	-	-
9. Expense Reductions.
Effective November 1, 2023, the investment adviser has contractually agreed to waive the Fund's management fee with respect to the portion of the Fund's assets invested in certain affiliated ETFs. This waiver cannot be removed or modified without the approval of the Board. During the period this waiver reduced the Fund's management fee as follows:

Waiver ($)
VIP Asset Manager 50% Portfolio	173,706

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $41.
10. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2026	Year ended December 31, 2025
VIP Asset Manager 50% Portfolio
Distributions to shareholders
Initial Class	$42,709,490	$46,797,851
Service Class	193,260	183,019
Service Class 2	1,341,516	1,345,678
Investor Class	17,303,872	16,541,660
Total	$61,548,138	$64,868,208
11. Share Transactions.
Transactions for each class of shares were as follows and may contain in-kind transactions:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2026	Year ended December 31, 2025	Six months ended June 30, 2026	Year ended December 31, 2025
VIP Asset Manager 50% Portfolio
Initial Class
Shares sold	436,213	867,395	$7,629,245	$14,677,945
Reinvestment of distributions	2,510,846	2,802,463	42,709,490	46,797,851
Shares redeemed	(2,918,275)	(5,983,947)	(50,969,887)	(100,435,338)
Net increase (decrease)	28,784	(2,314,089)	$(631,152)	$(38,959,542)
Service Class
Shares sold	21,247	26,529	$362,412	$429,364
Reinvestment of distributions	11,517	11,060	193,260	183,019
Shares redeemed	(15,261)	(17,712)	(261,729)	(296,001)
Net increase (decrease)	17,503	19,877	$293,943	$316,382
Service Class 2
Shares sold	81,845	172,999	$1,360,384	$2,813,944
Reinvestment of distributions	82,100	83,615	1,341,516	1,345,678
Shares redeemed	(89,630)	(215,076)	(1,478,518)	(3,438,179)
Net increase (decrease)	74,315	41,538	$1,223,382	$721,443
Investor Class
Shares sold	1,253,491	1,850,750	$21,798,718	$31,746,916
Reinvestment of distributions	1,028,768	998,017	17,303,872	16,541,660
Shares redeemed	(785,718)	(1,626,884)	(13,403,231)	(27,228,645)
Net increase (decrease)	1,496,541	1,221,883	$25,699,359	$21,059,931
12. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% and certain otherwise unaffiliated shareholders each were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %	Number of Unaffiliated Shareholders	Unaffiliated Shareholders %
VIP Asset Manager 50% Portfolio	47	2	26
13. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.705701.128
VIPAM-SANN-0826
Fidelity® Variable Insurance Products:

VIP Investment Grade Bond II Portfolio

Semi-Annual Report
June 30, 2026
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
VIP Investment Grade Bond II Portfolio
Schedule of Investments June 30, 2026 (Unaudited)
Showing Percentage of Net Assets
Asset-Backed Securities - 9.4%
	Principal Amount (a)	Value ($)
BAILIWICK OF JERSEY - 0.8%
AIMCO CLO 17 Ltd / AIMCO CLO 17 LLC Series 2024-17A Class A1R, CME Term SOFR 3 month Index + 1.35%, 5.0136% 7/20/2037 (c)(d)(g)	2,320,000	2,321,578
AIMCO CLO 19 Ltd / AIMCO CLO 19 LLC Series 2024-19A Class A, CME Term SOFR 3 month Index + 1.35%, 5.0252% 10/20/2037 (c)(d)(g)	828,000	830,466
Ares LXX CLO Ltd / Ares LXX CLO LLC Series 2025-70A Class A1R, CME Term SOFR 3 month Index + 1.25%, 4.9166% 1/25/2039 (c)(d)(g)	2,271,000	2,272,912
Bain Capital Credit CLO Ltd / Bain Capital Credit CLO LLC Series 2025-2A Class A1R, CME Term SOFR 3 month Index + 1.32%, 4.9952% 7/18/2038 (c)(d)(g)	2,540,000	2,541,946
Bain Capital Credit CLO Series 2025-4A Class A1R, CME Term SOFR 3 month Index + 1.23%, 4.9021% 1/21/2039 (c)(d)(g)	2,680,000	2,680,394
Benefit Street Partners CLO XXXV Ltd Series 2026-35A Class AR, CME Term SOFR 3 month Index + 1.2%, 4.8241% 7/25/2039 (c)(d)(g)	2,176,000	2,179,051
Blueberry Park CLO Ltd Series 2024-1A Class A, CME Term SOFR 3 month Index + 1.35%, 5.0252% 10/20/2037 (c)(d)(g)	2,642,000	2,644,557
Dryden 108 CLO Ltd / Dryden 108 CLO LLC Series 2024-108A Class A1R, CME Term SOFR 3 month Index + 1.36%, 5.0352% 7/18/2037 (c)(d)(g)	4,174,000	4,174,000
Flatiron CLO 26 Ltd / Flatiron CLO 26 LLC Series 2024-4A Class A, CME Term SOFR 3 month Index + 1.33%, 5.0031% 1/15/2038 (c)(d)(g)	2,270,000	2,273,360
Hamlin Park CLO Ltd / Hamlin Park CLO LLC Series 2024-1A Class A, CME Term SOFR 3 month Index + 1.34%, 5.0152% 10/20/2037 (c)(d)(g)	2,323,000	2,324,858
Ocp CLO Aegis Ltd Series 2026-39A Class AR, CME Term SOFR 3 month Index + 1.09%, 4.7695% 4/16/2038 (c)(d)(g)	2,828,000	2,822,319
OCP CLO Ltd / OCP CLO LLC Series 2026-33A Class A1R, CME Term SOFR 3 month Index + 1.19%, 4.8874% 7/20/2039 (c)(d)(g)	2,144,000	2,143,964
TOTAL BAILIWICK OF JERSEY		29,209,405
BERMUDA - 0.3%
OHA Credit Funding Ltd Series 2026-18AR Class A1R, CME Term SOFR 3 month Index + 1.2%, 0% 7/20/2039 (c)(d)(g)	1,960,000	1,959,990
RR Ltd Series 2026-25A Class A1A2, CME Term SOFR 3 month Index + 1.18%, 4.8531% 4/15/2041 (c)(d)(g)	1,696,000	1,694,160
RRAM Series 2024-24A Class A1A2, CME Term SOFR 3 month Index + 1.31%, 4.9831% 1/15/2037 (c)(d)(g)	6,000,000	6,009,600
TOTAL BERMUDA		9,663,750
CANADA - 0.0%
Chesapeake Funding II LLC Series 2023-2A Class A1, 6.16% 10/15/2035 (g)	175,514	175,909
GRAND CAYMAN (UK OVERSEAS TER) - 4.5%
AIMCO CDO Series 2026-10A Class A1R3, CME Term SOFR 3 month Index + 1.19%, 4.8886% 7/22/2039 (c)(d)(g)	2,717,000	2,718,611
AIMCO CLO 11 Ltd Series 2024-11A Class A1R2, CME Term SOFR 3 month Index + 1.34%, 5.0204% 7/17/2037 (c)(d)(g)	1,526,000	1,527,938
AIMCO CLO 14 Ltd / AIMCO CLO 14 LLC Series 2025-14A Class A1R, CME Term SOFR 3 month Index + 1.22%, 4.8952% 10/20/2038 (c)(d)(g)	2,044,526	2,045,990
AIMCO CLO 22 Ltd / AIMCO CLO 22 LLC Series 2026-22A Class A1R, CME Term SOFR 3 month Index + 1.2%, 4.8254% 4/19/2039 (c)(d)(g)	2,996,000	2,998,436
AIMCO CLO Series 2026-BA Class AR3, CME Term SOFR 3 month Index + 1.2%, 4.8795% 4/16/2037 (c)(d)(g)	2,766,000	2,770,149
Allegro CLO Ltd Series 2025-1A Class A1R, CME Term SOFR 3 month Index + 1.34%, 5.0152% 7/20/2038 (c)(d)(g)	627,000	627,862
Allegro CLO XII Ltd Series 2024-1A Class A1R, CME Term SOFR 3 month Index + 1.44%, 5.1121% 7/21/2037 (c)(d)(g)	3,577,000	3,583,675
Ares LIV CLO Ltd Series 2025-54A Class AR2, CME Term SOFR 3 month Index + 1.31%, 4.9831% 7/15/2038 (c)(d)(g)	2,723,000	2,725,345
Ares LIX CLO Ltd Series 2021-59A Class A, CME Term SOFR 3 month Index + 1.2916%, 4.9582% 4/25/2034 (c)(d)(g)	425,583	425,806
Ares LV CLO Ltd Series 2024-55A Class A1R2, CME Term SOFR 3 month Index + 1.37%, 5.0431% 10/15/2037 (c)(d)(g)	813,000	814,747
Ares LVIII CLO Ltd / Ares LVIII CLO LLC Series 2025-58A Class A1R2, CME Term SOFR 3 month Index + 1.24%, 4.9131% 4/15/2038 (c)(d)(g)	2,235,000	2,235,393
Babson CLO Ltd/Cayman Islands Series 2025-1A Class A1R2, CME Term SOFR 3 month Index + 1.26%, 4.9331% 1/15/2038 (c)(d)(g)	14,191,000	14,228,507
Barings CLO Ltd Series 2024-4A Class AR, CME Term SOFR 3 month Index + 1.37%, 5.0452% 10/20/2037 (c)(d)(g)	1,352,000	1,355,806
BCRED BSL Static Clo Ltd / LLC Series 2025-1A Class AR, CME Term SOFR 3 month Index + 1.25%, 4.9171% 7/24/2035 (c)(d)(g)	1,217,768	1,218,386
Benefit Str Partners CLO XXXIII Ltd / Benefit Str Partners CLO XXXIII LLC Series 2026-33A Class AR, CME Term SOFR 3 month Index + 1.19%, 4.8566% 1/25/2039 (c)(d)(g)	2,380,000	2,381,590
Benefit Street Partners CLO 44 Ltd / LLC Series 2025-44A Class A1, CME Term SOFR 3 month Index + 1.22%, 4.8931% 1/15/2039 (c)(d)(g)	2,294,000	2,296,622
Benefit Street Partners CLO Ltd Series 2025-43A Class A, CME Term SOFR 3 month Index + 1.27%, 4.9452% 10/20/2038 (c)(d)(g)	2,395,000	2,401,347
Benefit Street Partners CLO Xxiii Ltd Series 2026-23A Class A1RR, CME Term SOFR 3 month Index + 1.26%, 4.9031% 4/25/2039 (c)(d)(g)	2,136,000	2,138,482
Blackbird Cap II Aircraft Lease Ltd / Blackbird Cap II Aircraft Lease US LLC Series 2021-1A Class A, 2.443% 7/15/2046 (g)	689,602	654,129
Carlyle US CLO Ltd Series 2024-10A Class A1R, CME Term SOFR 3 month Index + 1.31%, 4.9852% 1/20/2038 (c)(d)(g)	1,826,000	1,829,188
Carlyle US CLO Ltd Series 2024-11A Class A1R, CME Term SOFR 3 month Index + 1.41%, 5.0766% 7/25/2037 (c)(d)(g)	3,068,000	3,068,000
Carlyle US CLO Ltd Series 2025-6A Class A1, CME Term SOFR 3 month Index + 1.22%, 4.8789% 1/20/2039 (c)(d)(g)	2,597,000	2,598,989
Cedar Funding Ltd Series 2024-10A Class AR2, CME Term SOFR 3 month Index + 1.36%, 5.0352% 10/20/2037 (c)(d)(g)	799,000	800,757
Cedar Funding XII CLO Ltd / Cedar Funding XII CLO LLC Series 2025-12A Class ARR, CME Term SOFR 3 month Index + 1.2%, 4.8666% 1/25/2038 (c)(d)(g)	2,137,000	2,135,932
Cedar Funding XVII CLO Ltd Series 2025-17A Class AR, CME Term SOFR 3 month Index + 1.35%, 5.0252% 7/20/2038 (c)(d)(g)	2,065,000	2,068,626
CIFC Funding Ltd Series 2025-3A Class A1R, CME Term SOFR 3 month Index + 1.23%, 4.9031% 10/15/2038 (c)(d)(g)	4,128,000	4,128,533
CIFC Funding Ltd Series 2025-5A Class A1R2, CME Term SOFR 3 month Index + 1.27%, 4.9431% 10/15/2038 (c)(d)(g)	2,278,000	2,278,907
CIFC Funding Ltd Series 2025-6A Class A1, CME Term SOFR 3 month Index + 1.25%, 4.9161% 10/23/2038 (c)(d)(g)	1,522,000	1,522,420
CIFC Funding Ltd Series 2026-6A Class A1R, CME Term SOFR 3 month Index + 1.21%, 4.8822% 7/15/2039 (c)(d)(g)	2,702,000	2,703,351
Dryden CLO Ltd Series 2024-85A Class A1R2, CME Term SOFR 3 month Index + 1.38%, 5.0531% 7/15/2037 (c)(d)(g)	3,018,000	3,021,836
Eaton Vance CLO Ltd Series 2024-1A Class ARR, CME Term SOFR 3 month Index + 1.39%, 5.0631% 10/15/2037 (c)(d)(g)	2,398,000	2,401,508
Eaton Vance CLO Ltd Series 2024-2A Class AR2, CME Term SOFR 3 month Index + 1.38%, 5.0531% 10/15/2037 (c)(d)(g)	1,958,000	1,960,316
Flat Series 2025-30A Class A1, CME Term SOFR 3 month Index + 1.16%, 4.8331% 4/15/2038 (c)(d)(g)	2,232,000	2,233,324
Flatiron CLO 31 Ltd Series 2025-31A Class A1, CME Term SOFR 3 month Index + 1.2%, 4.8969% 1/18/2039 (c)(d)(g)	2,274,000	2,275,910
Flatiron CLO 32 Ltd Series 2025-32A Class A1, CME Term SOFR 3 month Index + 1.29%, 4.9536% 10/22/2038 (c)(d)(g)	2,233,000	2,243,823
Flatiron CLO Ltd Series 2024-1A Class A1R, CME Term SOFR 3 month Index + 1.36%, 5.0352% 10/19/2037 (c)(d)(g)	2,033,000	2,035,033
FTAI MRE Cayman Ltd Series 2026-1A Class A, 5.632% 6/15/2051 (g)	1,795,000	1,794,057
GoldenTree Loan Management US CLO 30 Ltd Series 2026-30A Class A, CME Term SOFR 3 month Index + 1.18%, 4.958% 7/20/2039 (c)(d)(g)	2,685,000	2,684,970
Horizon Aircraft Finance I Limited Series 2018-1 Class A, 4.458% 12/15/2038 (g)	324,530	323,530
Horizon Aircraft Finance Ltd Series 2019-1 Class A, 3.721% 7/15/2039 (g)	79,360	78,565
Lakeside Park CLO Ltd / Lakeside Park CLO LLC Series 2025-1A Class A, CME Term SOFR 3 month Index + 1.15%, 4.8231% 4/15/2038 (c)(d)(g)	1,612,000	1,610,396
Madison Park Funding LXVII Ltd / Madison Park Funding LXVI LLC Series 2024-67A Class A1, CME Term SOFR 3 month Index + 1.51%, 5.1766% 4/25/2037 (c)(d)(g)	2,755,000	2,755,000
Magnetite CLO Ltd Series 2024-30A Class AR, CME Term SOFR 3 month Index + 1.35%, 5.208% 10/25/2037 (c)(d)(g)	965,191	966,038
Magnetite CLO Ltd Series 2025-36A Class AR, CME Term SOFR 3 month Index + 1.32%, 4.9866% 7/25/2038 (c)(d)(g)	2,228,000	2,232,376
Magnetite CLO Ltd Series 2025-45A Class A1, CME Term SOFR 3 month Index + 1.15%, 4.8231% 4/15/2038 (c)(d)(g)	1,559,000	1,559,287
Magnetite Ltd Series 2024-41A Class A, CME Term SOFR 3 month Index + 1.29%, 4.9566% 1/25/2038 (c)(d)(g)	1,475,000	1,476,037
Magnetite XXIX Ltd / Magnetite XXIX LLC Series 2024-29A Class AR, CME Term SOFR 3 month Index + 1.35%, 5.0231% 7/15/2037 (c)(d)(g)	1,119,000	1,119,753
Magnetite XXVI Ltd / Magnetite XXVI LLC Series 2025-26A Class AR2, CME Term SOFR 3 month Index + 1.15%, 4.818% 1/25/2038 (c)(d)(g)	2,192,000	2,189,994
Magnetite XXVIII Ltd Series 2025-28A Class A1RR, CME Term SOFR 3 month Index + 1.24%, 4.9131% 1/15/2038 (c)(d)(g)	2,973,000	2,978,292
Morgan Stanley Eaton Vance CLO Ltd / LLC Series 2025-21A Class A1, CME Term SOFR 3 month Index + 1.17%, 4.8431% 4/15/2038 (c)(d)(g)	2,660,000	2,657,505
Morgan Stanley Eaton Vance CLO Ltd Series 2026-20A Class A1R, CME Term SOFR 3 month Index + 1.32%, 4.9952% 1/20/2037 (c)(d)(g)	1,972,000	1,975,007
Neuberger Berman Loan Advisers CLO 25 Ltd Series 2024-25A Class AR2, CME Term SOFR 3 month Index + 1.4%, 5.0752% 7/18/2038 (c)(d)(g)	2,320,000	2,323,796
Oak Hill Credit Partners Series 2024-13A Class AR, CME Term SOFR 3 month Index + 1.35%, 5.0252% 7/20/2037 (c)(d)(g)	3,898,000	3,899,813
OCP Aegis CLO Ltd Series 2025-47A Class A1, CME Term SOFR 3 month Index + 1.11%, 4.7821% 1/21/2038 (c)(d)(g)	2,087,000	2,079,766
OCP Clo Ltd Series 2025-44A Class A, CME Term SOFR 3 month Index + 1.3%, 4.9671% 10/24/2038 (c)(d)(g)	2,387,000	2,394,185
OCP CLO Ltd Series 2025-46A Class A, CME Term SOFR 3 month Index + 1.2%, 5.0473% 10/15/2038 (c)(d)(g)	1,605,000	1,605,268
OHA Credit Funding 14-R Ltd Series 2025-14RA Class A, CME Term SOFR 3 month Index + 1.23%, 4.9052% 4/20/2038 (c)(d)(g)	1,471,000	1,474,248
OHA Credit Funding 26 Ltd Series 2026-26A Class A1, CME Term SOFR 3 month Index + 1.19%, 4.968% 7/20/2039 (c)(d)(g)	2,323,000	2,323,177
OHA Credit Funding 4 Ltd / OHA Credit Funding 4 LLC Series 2024-4A Class AR2, CME Term SOFR 3 month Index + 1.29%, 4.9536% 1/22/2038 (c)(d)(g)	2,694,000	2,696,198
OHA Credit Funding 6 Ltd Series 2024-6A Class AR2, CME Term SOFR 3 month Index + 1.33%, 5.0052% 10/20/2037 (c)(d)(g)	2,146,000	2,149,219
OHA Credit Partners Ltd Series 2024-18A Class A1, CME Term SOFR 3 month Index + 1.5%, 5.1752% 4/20/2037 (c)(d)(g)	1,960,000	1,960,000
OHA Credit Partners VII Ltd Series 2025-7A Class AR4, CME Term SOFR 3 month Index + 1.14%, 4.7819% 2/20/2038 (c)(d)(g)	2,111,000	2,111,663
OHA Credit Partners XVII Ltd Series 2024-17A Class A, CME Term SOFR 3 month Index + 1.32%, 4.9952% 1/18/2038 (c)(d)(g)	920,000	921,633
Palmer Square CLO Ltd Series 2026-1A Class A, CME Term SOFR 3 month Index + 1.19%, 4.8604% 4/20/2039 (c)(d)(g)	1,964,000	1,964,491
Palmer Square Loan Funding Ltd / Palmer Square Loan Funding LLC Series 2025-2A Class A1, CME Term SOFR 3 month Index + 0.94%, 4.6131% 7/15/2033 (c)(d)(g)	1,913,257	1,912,301
Palmer Square Loan Funding Ltd Series 2025-1A Class A1, CME Term SOFR 3 month Index + 0.8%, 4.4511% 2/15/2033 (c)(d)(g)	1,959,488	1,957,736
Peebles Park CLO Ltd Series 2025-1A Class AR, CME Term SOFR 3 month Index + 1.25%, 4.9252% 10/20/2038 (c)(d)(g)	1,606,000	1,607,280
Project Silver Series 2019-1 Class A, 3.967% 7/15/2044 (g)	283,622	276,032
RR 34 Ltd Series 2024-34RA Class A1R, CME Term SOFR 3 month Index + 1.35%, 5.0231% 10/15/2039 (c)(d)(g)	1,175,000	1,176,569
RR 7 Ltd Series 2022-7A Class A1AB, CME Term SOFR 3 month Index + 1.34%, 5.0131% 1/15/2037 (c)(d)(g)	1,078,307	1,078,775
RR Ltd Series 2026-44A Class A1A, CME Term SOFR 3 month Index + 1.17%, 4.8424% 4/15/2041 (c)(d)(g)	2,567,000	2,563,150
Sixth Street CLO XIX Ltd Series 2025-19A Class A1R, CME Term SOFR 3 month Index + 1.28%, 4.9604% 7/17/2038 (c)(d)(g)	1,460,000	1,463,303
Sixth Street CLO XVIII Ltd Series 2025-18A Class A1R, CME Term SOFR 3 month Index + 1.25%, 4.9304% 10/17/2038 (c)(d)(g)	2,272,000	2,275,129
Sixth Street CLO XX Ltd Series 2025-20A Class A1R, CME Term SOFR 3 month Index + 1.32%, 5.0004% 7/17/2038 (c)(d)(g)	1,835,000	1,837,921
Thunderbolt Aircraft Lease Series 2018-A Class A, 5.96% 9/15/2038 (d)(g)	7,524	7,531
Thunderbolt III Aircraft Lease Ltd Series 2019-1 Class A, 3.671% 11/15/2039 (g)	181,794	180,975
Voya CLO Ltd / Voya CLO LLC Series 2025-2A Class A1RR, CME Term SOFR 3 month Index + 1.31%, 4.9852% 1/20/2038 (c)(d)(g)	266,000	266,584
Voya CLO Ltd Series 2024-1A Class A1, CME Term SOFR 3 month Index + 1.52%, 5.1931% 4/15/2037 (c)(d)(g)	900,000	900,000
Voya CLO Ltd Series 2026-1AR Class A1AR, CME Term SOFR 3 month Index + 1.22%, 1.22% 7/15/2039 (c)(d)(g)	900,000	899,996
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		161,162,820
IRELAND - 0.0%
Volofin Finance Designated Activity Co Series 2024-1A Class A, 5.935% 6/15/2037 (g)	485,311	488,498
MULTI-NATIONAL - 0.1%
AIMCO CLO Ltd / AIMCO CLO LLC Series 2026-21A Class A1R, CME Term SOFR 3 month Index + 1.25%, 4.9252% 4/18/2039 (c)(d)(g)	2,978,000	2,982,003
Allegro CLO XV Ltd / Allegro CLO VX LLC Series 2025-1A Class A1R, CME Term SOFR 3 month Index + 1.18%, 4.8552% 4/20/2038 (c)(d)(g)	668,000	667,364
OCP CLO Ltd Series 2025-15A Class AR, CME Term SOFR 3 month Index + 1.25%, 4.9252% 1/20/2038 (c)(d)(g)	1,483,000	1,483,433
TOTAL MULTI-NATIONAL		5,132,800
UNITED STATES - 3.7%
AASET Ltd / AASET LLC Series 2025-1A Class A, 5.943% 2/16/2050 (g)	1,308,433	1,312,832
AASET Trust Series 2021-1A Class A, 2.95% 11/16/2041 (g)	253,743	244,593
AASET Trust Series 2021-2A Class A, 2.798% 1/15/2047 (g)	276,735	262,952
AASET Trust Series 2022-1A Class A, 6% 5/16/2047 (g)	6,944,353	6,981,634
AASET US Ltd / AASET Intl Ltd Series 2024-1A Class A1, 6.261% 5/16/2049 (g)	1,396,291	1,419,065
AASET US Ltd / AASET Intl Ltd Series 2024-1A Class A2, 6.261% 5/16/2049 (g)	1,271,112	1,291,843
ACHV ABS Trust Series 2024-3AL Class A, 5.01% 12/26/2031 (g)	115,831	116,225
Affirm Master Trust Series 2025-2A Class A, 4.67% 7/15/2033 (g)	900,000	901,867
Affirm Master Trust Series 2025-3A Class A, 4.45% 10/16/2034 (g)	1,000,000	992,393
Affirm Master Trust Series 2026-1A Class A, 4.37% 2/15/2034 (g)	1,400,000	1,392,535
Affirm Master Trust Series 2026-2A Class A, 4.67% 4/16/2035 (g)	710,000	707,690
Aligned Data Centers Issuer LLC Series 2026-1A Class A2I, 5.909% 6/15/2056 (g)	1,635,000	1,638,640
Ally Auto Receivables Trust Series 2024-1 Class A3, 5.08% 12/15/2028	620,351	622,341
Altde Trust Series 2025-1A Class A, 5.9% 8/15/2050 (g)	1,728,200	1,734,530
Apollo Aviation Securitization Equity Trust Series 2020-1A Class A, 3.351% 1/16/2040 (g)	41,867	41,627
ARI Fleet Lease Trust Series 2025-A Class A2, 4.38% 1/17/2034 (g)	464,701	464,969
AutoNation Finance Trust Series 2025-1A Class A2, 4.72% 4/10/2028 (g)	178,756	178,839
Avis Budget Rental Car Funding AESOP LLC Series 2025-1A Class A, 4.8% 8/20/2029 (g)	180,000	180,039
Avis Budget Rental Car Funding AESOP LLC Series 2026-4A Class A, 5.09% 12/20/2032 (g)	600,000	601,004
BHG Securitization Trust Series 2026-1CON Class A, 4.81% 6/17/2037 (g)	289,057	288,163
BHG Series 2025-2CON Class A, 4.84% 9/17/2036 (g)	357,258	355,309
BofA Auto Trust Series 2024-1A Class A3, 5.35% 11/15/2028 (g)	275,453	276,674
BofA Auto Trust Series 2025-1A Class A2A, 4.52% 11/22/2027 (g)	206,748	206,846
Capital One Multi-Asset Execution Trust Series 2019-A3 Class A3, 2.06% 8/15/2028	283,000	282,377
CarMax Auto Owner Trust Series 2023-4 Class A3, 6% 7/17/2028	578,796	582,818
CarMax Auto Owner Trust Series 2024-2 Class A3, 5.5% 1/16/2029	688,102	693,212
CarMax Auto Owner Trust Series 2024-4 Class A3, 4.6% 10/15/2029	199,193	199,669
CarMax Auto Owner Trust Series 2025-2 Class A2A, 4.59% 7/17/2028	558,171	558,745
Carmax Select Receivables Trust Series 2026-A Class A2A, 4.03% 12/17/2029	270,000	269,283
Carmax Select Receivables Trust Series 2026-A Class A3, 3.99% 5/17/2032	105,000	103,900
Carvana Auto Receivables Trust Series 2026-P2 Class A3, 4.77% 4/10/2031	700,000	701,166
Castlelake Aircraft Securitization Trust Series 2018-1 Class A, 4.125% 6/15/2043 (g)	83,818	83,031
Castlelake Aircraft Securitization Trust Series 2019-1A Class A, 3.967% 4/15/2039 (g)	103,839	102,250
Castlelake Aircraft Securitization Trust Series 2019-1A Class B, 5.095% 4/15/2039 (g)	272,765	266,630
CCG Receivables Trust Series 2026-1 Class A2, 4.45% 1/17/2034 (g)	700,000	698,880
Chase Auto Owner Trust Series 2024-1A Class A3, 5.13% 5/25/2029 (g)	483,317	485,540
Citibank Credit Card Issuance Trust Series 2018-A7 Class A7, 3.96% 10/13/2030	442,000	437,824
Citizens Auto Receivables Trust Series 2024-2 Class A3, 5.33% 8/15/2028 (g)	303,188	304,244
CNSL Series 2026-1A Class A2, 5.079% 3/20/2056 (g)	470,000	464,401
DB Master Finance LLC Series 2017-1A Class A2II, 4.03% 11/20/2047 (g)	694,548	687,495
DB Master Finance LLC Series 2019-1A Class A23, 4.352% 5/20/2049 (g)	2,399,323	2,352,342
DB Master Finance LLC Series 2021-1A Class A23, 2.791% 11/20/2051 (g)	477,500	424,550
DB Master Finance LLC Series 2025-1A Class A2I, 4.891% 8/20/2055 (g)	1,875,575	1,855,009
DB Master Finance LLC Series 2025-1A Class A2II, 5.165% 8/20/2055 (g)	1,517,375	1,500,792
DB Master Finance LLC Series 2026-1A Class A2I, 5.2% 5/20/2056 (g)	1,610,000	1,610,214
DB Master Finance LLC Series 2026-1A Class A2II, 5.432% 5/20/2056 (g)	1,362,000	1,364,316
Dext ABS LLC Series 2025-2 Class A2, 4.1% 4/17/2028 (g)	531,135	530,472
DLLAA Series 2023-1A Class A3, 5.64% 2/22/2028 (g)	270,479	272,084
DLLAD Series 2023-1A Class A3, 4.79% 1/20/2028 (g)	173,269	173,529
DLLAD Series 2024-1A Class A3, 5.3% 7/20/2029 (g)	444,000	448,111
Domino's Pizza Master Issuer LLC Series 2018-1A Class A2II, 4.328% 7/25/2048 (g)	1,895,000	1,886,647
Domino's Pizza Master Issuer LLC Series 2019-1A Class A2, 3.668% 10/25/2049 (g)	746,880	716,892
Domino's Pizza Master Issuer LLC Series 2021-1A Class A2I, 2.662% 4/25/2051 (g)	1,134,908	1,078,498
Domino's Pizza Master Issuer LLC Series 2021-1A Class A2II, 3.151% 4/25/2051 (g)	4,764,278	4,370,948
Enterprise Fleet Financing LLC Series 2023-3 Class A2, 6.4% 3/20/2030 (g)	518,411	521,804
Enterprise Fleet Financing Series 2024-2 Class A3, 5.61% 4/20/2028 (g)	745,691	751,057
Exeter Automobile Receivables Trust Series 2025-4A Class B, 4.4% 5/15/2030	1,500,000	1,498,194
Exeter Automobile Receivables Trust Series 2026-1A Class A3, 4.03% 3/15/2030	755,000	752,030
Exeter Select Automobile Receivables Trust Series 2025-1 Class A2, 4.83% 10/16/2028	39,385	39,410
Exeter Select Automobile Receivables Trust Series 2025-1 Class A3, 4.69% 4/15/2030	270,000	270,585
GGAM Master Trust International Ltd / LLC Series 2025-1A Class A, 5.923% 9/30/2060 (g)	4,804,403	4,773,685
GGAM Master Trust International Ltd / LLC Series 2026-1A Class A, 5.861% 9/30/2060 (g)	2,140,000	2,137,218
Gilead Aviation LLC Series 2025-1A Class A, 5.789% 3/15/2050 (g)	3,077,688	3,087,416
GMF Floorplan Owner Revolving Trust Series 2024-4A Class A1, 4.73% 11/15/2029 (g)	1,860,000	1,869,924
Goldentree Loan Management US CLO Ltd Series 2026-28A Class A, CME Term SOFR 3 month Index + 1.17%, 4.837% 10/20/2039 (c)(d)(g)	1,412,000	1,411,212
GreatAmerica Leasing Receivables Funding LLC Series 2025-1 Class A2, 4.52% 10/15/2027 (g)	299,468	299,804
GreatAmerica Leasing Receivables Funding LLC Series 2026-1 Class A3, 4.76% 9/16/2030 (g)	350,000	351,767
Green Lakes Park CLO LLC Series 2025-1A Class ARR, CME Term SOFR 3 month Index + 1.18%, 4.8466% 1/25/2038 (c)(d)(g)	2,288,000	2,285,874
Hyundai Auto Lease Securitization Trust Series 2025-B Class A2A, 4.58% 9/15/2027 (g)	638,434	639,160
Jersey Mike's Funding Series 2024-1A Class A2, 5.636% 2/15/2055 (g)	1,970,063	1,989,215
Jersey Mike's Funding Series 2025-1A Class A2, 5.61% 8/16/2055 (g)	1,404,388	1,418,161
John Deere Owner Trust Series 2025-A Class A2A, 4.23% 3/15/2028	310,676	310,826
M&T Bank Auto Receivables Trust Series 2026-1A Class A3, 4.66% 6/16/2031 (g)	600,000	601,036
Magnetite XXXVIII Ltd Series 2026-38A Class A1R, CME Term SOFR 3 month Index + 1.19%, 4.8822% 7/15/2039 (c)(d)(g)	2,295,000	2,295,402
Mercedes-Benz Auto Lease Trust Series 2024-B Class A3, 4.23% 2/15/2028	646,750	646,756
Merchants Fleet Funding LLC Series 2023-1A Class A, 7.21% 5/20/2036 (g)	168,950	169,355
Merchants Fleet Funding LLC Series 2024-1A Class A, 5.82% 4/20/2037 (g)	661,438	664,523
Merchants Fleet Funding LLC Series 2025-1A Class A, 4.49% 1/20/2039 (g)	1,100,000	1,098,734
Navigator Aircraft Abs Ltd Series 2025-1 Class A, 5.107% 10/15/2050 (g)	3,367,882	3,293,962
Nissan Auto Lease Trust Series 2026-A Class A3, 3.87% 3/15/2029	350,000	347,094
OCCU Auto Receivables Trust Series 2025-1A Class A3, 4.81% 11/15/2029 (g)	300,000	300,951
OCP CLO Ltd Series 2025-8RA Class AR2, CME Term SOFR 3 month Index + 1.22%, 4.9004% 10/17/2038 (c)(d)(g)	2,255,000	2,256,303
Onemain Financial Issuance Trust Series 2021-1A Class A1, 1.55% 6/16/2036 (g)	285,669	280,291
OneMain Financial Issuance Trust Series 2025-1A Class A, 4.82% 7/14/2038 (g)	100,000	100,018
Onemain Financial Issuance Trust Series 2026-1A Class A, 4.98% 7/14/2039 (g)	400,000	401,691
Oportun Issuance Trust Series 2025-B Class A, 4.88% 5/9/2033 (g)	600,000	599,564
Oportun Issuance Trust Series 2025-C Class A, 4.49% 7/8/2033 (g)	1,800,000	1,790,909
Optn Series 2026-A Class A, 4.32% 1/9/2034 (g)	810,000	802,499
OWN Equipment Fund I LLC Series 2024-2M Class A, 5.7% 12/20/2032 (g)	587,086	591,084
PEAC Solutions Receivables LLC Series 2026-1A Class A2, 4.27% 10/20/2028 (g)	690,000	687,244
PEAC Solutions Receivables LLC Series 2026-1A Class A3, 4.39% 7/20/2033 (g)	505,000	500,978
Phantom Aviation Series 2026-1A Class A, 5.24% 1/15/2051 (g)	1,722,731	1,689,254
Pk Alift Loan Funding 3 LP Series 2024-1 Class A1, 5.842% 9/15/2039 (g)	342,054	346,292
Planet Fitness Master Issuer LLC Series 2019-1A Class A2, 3.858% 12/5/2049 (g)	4,309,415	4,133,617
Planet Fitness Master Issuer LLC Series 2022-1A Class A2II, 4.008% 12/5/2051 (g)	558,223	521,786
Planet Fitness Master Issuer LLC Series 2025-1A Class A2I, 5.274% 12/6/2055 (g)	1,566,075	1,553,784
RCKTL Series 2025-2A Class A, 4.48% 11/27/2034 (g)	227,921	228,041
RKTL Series 2026-1A Class A, 4.07% 2/26/2035 (g)	1,190,715	1,188,179
RKTL Series 2026-2A Class A, 4.33% 5/25/2035 (g)	1,094,930	1,093,462
SBA Tower Trust Series 2020, 2.328% 7/15/2052 (g)	229,000	220,486
SBNA Auto Lease Trust Series 2024-B Class A3, 5.56% 11/22/2027 (g)	331,035	331,444
SBNA Auto Lease Trust Series 2024-C Class A3, 4.56% 2/22/2028 (g)	440,205	440,650
SCLP Series 2025-2 Class A, 4.82% 6/25/2034 (g)	410,172	410,723
SFS Auto Receivables Securitization Trust Series 2024-2A Class A3, 5.33% 11/20/2029 (g)	528,706	531,951
SFS Auto Receivables Securitization Trust Series 2026-1A Class A3, 3.96% 7/21/2031 (g)	300,000	296,234
SLAM Ltd Series 2025-1A Class A, 5.807% 5/15/2050 (g)	1,452,903	1,460,738
SoFi Consumer Loan Program Trust Series 2025-3 Class A, 4.47% 8/15/2034 (g)	573,616	573,743
Subway Funding LLC Series 2024-1A Class A23, 6.505% 7/30/2054 (g)	2,071,455	2,077,155
Subway Funding LLC Series 2024-1A Class A2I, 6.028% 7/30/2054 (g)	3,972,505	3,989,198
Subway Funding LLC Series 2024-1A Class A2II, 6.268% 7/30/2054 (g)	2,362,030	2,375,935
Subway Funding LLC Series 2024-3A Class A23, 5.914% 7/30/2054 (g)	2,858,470	2,762,653
Subway Funding LLC Series 2024-3A Class A2I, 5.246% 7/30/2054 (g)	2,980,610	2,926,628
Subway Funding LLC Series 2024-3A Class A2II, 5.566% 7/30/2054 (g)	1,409,535	1,380,152
Taco Bell Fdg LLC Series 2025-1A Class A2I, 4.821% 8/25/2055 (g)	3,310,000	3,271,796
Terwin Mortgage Trust Series 2003-4HE Class A1, CME Term SOFR 1 month Index + 0.9745%, 4.6228% 9/25/2034 (c)(d)	756	826
Tesla Finance LLC Series 2026-1A Class A, 5.31% 5/20/2052 (g)	800,000	802,386
Upg HI Issuer Trust Series 2026-1 Class A, 5.03% 2/25/2048 (g)	196,856	196,144
Upstart Securitization Trust Series 2026-3 Class A2, 4.77% 7/20/2036 (g)	185,000	184,935
USAA Auto Owner Trust Series 2024-A Class A3, 5.03% 3/15/2029 (g)	548,452	550,409
VCAT Asset Securitization LLC Series 2026-NPL2 Class A1, 5.062% 2/25/2056 (g)(h)	357,389	356,062
VCAT LLC Series 2026-NPL3 Class A1, 5.567% 5/25/2056 (d)(g)	482,971	482,907
Verd Series 2025-1A Class A2, 4.85% 3/13/2028 (g)	633,857	635,120
Volkswagen Credit Auto Master Trust Series 2026-1A Class A, 4.71% 5/20/2031 (g)	700,000	702,570
Westlake Automobile Receivables Trust Series 2026-1A Class A3, 4.01% 7/16/2029 (g)	500,000	497,944
Wheels Fleet Lease Funding LLC Series 2024-2A Class A1, 4.87% 6/21/2039 (g)	1,319,235	1,324,918
Wheels Fleet Lease Funding LLC Series 2025-3A Class A1, 4.08% 9/18/2040 (g)	400,000	397,071
Willis Engine Structured Trust Series 2025-A Class A, 5.582% 6/15/2050 (g)	1,784,972	1,788,962
Willis Engine Structured Trust VII Series 2023-A Class A, 8% 10/15/2048 (g)	76,099	76,939
Willis Engine Structured Trust VII Series 2025-B Class A, 5.159% 12/15/2050 (g)	1,268,879	1,258,192
World Omni Auto Receivables Trust Series 2023-B Class A3, 4.66% 5/15/2028	259,667	259,926
World Omni Auto Receivables Trust Series 2023-C Class A3, 5.15% 11/15/2028	237,208	237,939
TOTAL UNITED STATES		133,111,366
TOTAL ASSET-BACKED SECURITIES (Cost $338,454,855)		338,944,548

Bank Notes - 0.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.1%
Financials - 0.1%
Banks - 0.1%
Capital One NA ICE IBA - USD SOFR SPREAD-ADJ ICE SWAP RATE 5Y + 1.73%, 5.974% 8/9/2028 (c)(d)	347,000	353,745
Morgan Stanley Bank NA 4.788% 5/10/2030 (d)	1,144,000	1,145,130
Regions Bank/Birmingham AL 6.45% 6/26/2037	969,000	1,033,365

TOTAL UNITED STATES		2,532,240
TOTAL BANK NOTES (Cost $2,595,655)		2,532,240

Collateralized Mortgage Obligations - 1.7%
	Principal Amount (a)	Value ($)
UNITED STATES - 1.7%
ACRA Trust Series 2026-NQM1 Class A1FC, 5.573% 6/25/2066 (g)	1,000,000	998,590
Angel Oak Mortgage Trust 2026-2 Series 2026-2 Class A1FC, 4.628% 2/25/2071 (d)(g)	741,636	733,952
BINOM Securitization Trust Series 2022-RPL1 Class A1, 3% 2/25/2061 (d)(g)	444,192	412,870
BRAVO Residential Funding Trust Series 2022-RPL1 Class A1, 2.75% 9/25/2061 (g)	719,423	656,147
BRAVO Residential Funding Trust Series 2023-RPL1 Class A1, 5% 5/25/2063 (g)	1,077,073	1,065,379
BRAVO Residential Funding Trust Series 2025-NQM5 Class A1, 5.496% 2/25/2065 (d)(g)	319,927	320,786
BRAVO Residential Funding Trust Series 2026-NQM3 Class A1FC, 4.922% 11/25/2065 (g)(h)	561,194	558,460
CFMT LLC Series 2024-HB15 Class A, 4% 8/25/2034 (d)(g)	290,215	289,117
Cross 2026-Nqm2 Mtg Tr Series 2026-NQM2 Class A1FC, 4.735% 3/25/2061 (d)(g)	382,984	380,081
Fannie Mae Guaranteed REMIC Series 2020-51 Class BA, 2% 6/25/2046	617,724	560,418
Fannie Mae Guaranteed REMIC Series 2021-21 Class HG, 2% 11/25/2047	231,526	207,846
Fannie Mae Guaranteed REMIC Series 2021-45 Class DA, 3% 7/25/2051	392,254	348,871
Fannie Mae Guaranteed REMIC Series 2021-66 Class DA, 2% 1/25/2048	78,179	66,453
Fannie Mae Guaranteed REMIC Series 2021-66 Class DM, 2% 1/25/2048	83,082	70,622
Fannie Mae Guaranteed REMIC Series 2021-77 Class CH, 1.5% 8/25/2050	97,308	80,506
Fannie Mae Guaranteed REMIC Series 2021-85 Class L, 2.5% 8/25/2048	68,982	61,391
Fannie Mae Guaranteed REMIC Series 2021-95 Class BA, 2.5% 6/25/2049	746,110	665,558
Fannie Mae Guaranteed REMIC Series 2021-95, 2.5% 9/25/2048	492,268	439,892
Fannie Mae Guaranteed REMIC Series 2021-96 Class AH, 2.5% 3/25/2049	1,056,383	945,810
Fannie Mae Guaranteed REMIC Series 2021-96 Class HA, 2.5% 2/25/2050	107,557	95,588
Fannie Mae Guaranteed REMIC Series 2022-1 Class KA, 3% 5/25/2048	246,316	229,607
Fannie Mae Guaranteed REMIC Series 2022-11 Class B, 3% 6/25/2049	307,792	284,160
Fannie Mae Guaranteed REMIC Series 2022-13 Class HA, 3% 8/25/2046	370,733	351,573
Fannie Mae Guaranteed REMIC Series 2022-13 Class MA, 3% 5/25/2044	869,846	836,400
Fannie Mae Guaranteed REMIC Series 2022-2 Class TH, 2.5% 2/25/2052	112,452	103,621
Fannie Mae Guaranteed REMIC Series 2022-20 Class HC, 2.5% 4/25/2052	1,379,778	1,256,604
Fannie Mae Guaranteed REMIC Series 2022-25 Class AB, 4% 9/25/2047	344,519	335,894
Fannie Mae Guaranteed REMIC Series 2022-3 Class D, 2% 2/25/2048	668,736	603,116
Fannie Mae Guaranteed REMIC Series 2022-3 Class N, 2% 10/25/2047	1,959,871	1,753,965
Fannie Mae Guaranteed REMIC Series 2022-4 Class B, 2.5% 5/25/2049	78,169	69,869
Fannie Mae Guaranteed REMIC Series 2022-49 Class TC, 4% 12/25/2048	199,012	194,693
Fannie Mae Guaranteed REMIC Series 2022-5 Class BA, 2.5% 12/25/2049	298,791	261,079
Fannie Mae Guaranteed REMIC Series 2022-5 Class DA, 2.25% 11/25/2047	840,417	759,335
Fannie Mae Guaranteed REMIC Series 2022-53 Class FG, U.S. 30-Day Avg. SOFR Index + 0.8%, 4.4278% 8/25/2052 (c)(d)	713,753	709,180
Fannie Mae Guaranteed REMIC Series 2022-56 Class FJ, U.S. 30-Day Avg. SOFR Index + 0.8%, 4.4278% 9/25/2052 (c)(d)	1,500,137	1,490,526
Fannie Mae Guaranteed REMIC Series 2022-64 Class GF, U.S. 30-Day Avg. SOFR Index + 0.8%, 4.4278% 10/25/2052 (c)(d)	525,838	522,958
Fannie Mae Guaranteed REMIC Series 2022-67 Class FA, U.S. 30-Day Avg. SOFR Index + 0.8%, 4.4278% 10/25/2052 (c)(d)	1,768,727	1,757,381
Fannie Mae Guaranteed REMIC Series 2022-7 Class A, 3% 5/25/2048	347,853	324,358
Fannie Mae Guaranteed REMIC Series 2022-7 Class E, 2.5% 11/25/2047	704,791	644,123
Fannie Mae Guaranteed REMIC Series 2023-54 Class FD, U.S. 30-Day Avg. SOFR Index + 1.45%, 5.0778% 11/25/2053 (c)(d)	789,598	800,985
Fannie Mae Guaranteed REMIC Series 2023-56 Class FC, U.S. 30-Day Avg. SOFR Index + 1.5%, 5.1278% 11/25/2053 (c)(d)	164,943	167,384
Fannie Mae Guaranteed REMIC Series 2024-41 Class FB, U.S. 30-Day Avg. SOFR Index + 1.53%, 5.1578% 7/25/2054 (c)(d)	160,835	162,906
Fannie Mae Guaranteed REMIC Series 2024-7 Class FB, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8278% 9/25/2053 (c)(d)	353,783	356,690
Fannie Mae Guaranteed REMIC Series 2024-90 Class FD, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8278% 12/25/2054 (c)(d)	1,264,296	1,273,204
Fannie Mae Guaranteed REMIC Series 2024-93 Class FG, U.S. 30-Day Avg. SOFR Index + 1.1%, 4.7278% 12/25/2054 (c)(d)	408,622	411,950
Fannie Mae Mortgage pass-thru certificates Series 1999-57 Class PH, 6.5% 12/25/2029	1,638	1,663
Fannie Mae Mortgage pass-thru certificates Series 2024-100 Class EF, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8278% 6/25/2054 (c)(d)	522,836	526,705
Fannie Mae Mortgage pass-thru certificates Series 2025-33 Class FC, U.S. 30-Day Avg. SOFR Index + 1.6%, 5.2278% 8/25/2054 (c)(d)	692,694	703,581
Fannie Mae Mortgage pass-thru certificates Series 2025-4 Class FH, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8278% 9/25/2054 (c)(d)	295,334	297,263
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class AF, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.0278% 2/25/2055 (c)(d)	362,144	365,733
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class DF, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.0278% 9/25/2054 (c)(d)	434,782	438,900
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class FB, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8278% 2/25/2055 (c)(d)	700,575	706,706
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class FE, U.S. 30-Day Avg. SOFR Index + 1.15%, 4.7778% 2/25/2055 (c)(d)	330,634	333,085
Fannie Mae Series 2022-30 Class E, 4.5% 7/25/2048	668,135	655,980
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5159 Class EA, 2.5% 8/25/2048	217,900	194,117
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5159 Class GC, 2% 11/25/2047	61,216	54,556
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5164 Class M, 2.5% 7/25/2048	222,335	198,302
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5001 Class A, 2% 1/25/2045	166,465	157,150
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5002 Class TJ, 2% 7/25/2050	66,588	55,994
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5169 Class TP, 2.5% 6/25/2049	221,306	197,110
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5175 Class CB, 2.5% 4/25/2050	388,935	341,358
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5180 Class KA, 2.5% 10/25/2047	76,327	69,557
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5182 Class A, 2.5% 10/25/2048	526,045	469,788
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5189 Class DA, 2.5% 5/25/2049	203,953	181,967
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5189 Class TP, 2.5% 5/25/2049	183,693	163,907
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5190 Class BA, 2.5% 11/25/2047	186,252	169,632
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5190 Class CA, 2.5% 5/25/2049	154,189	137,518
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5191 Class CA, 2.5% 4/25/2050	91,026	80,157
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5196 Class ME, 1.75% 2/25/2052	1,138,221	1,009,433
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5197 Class A, 2.5% 6/25/2049	154,190	137,518
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5197 Class DA, 2.5% 11/25/2047	141,198	128,697
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5198 Class BA, 2.5% 11/25/2047	675,689	618,658
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5202 Class AG, 3% 1/25/2049	107,538	99,940
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5202 Class LB, 2.5% 10/25/2047	151,321	138,093
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5202 Class UA, 3% 4/25/2050	237,615	217,502
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5207 Class PA, 3% 6/25/2051	2,829,173	2,525,892
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5237 Class FP, U.S. 30-Day Avg. SOFR Index + 0.55%, 4.1778% 7/25/2052 (c)(d)	123,215	122,233
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5250 Class FA, U.S. 30-Day Avg. SOFR Index + 0.67%, 4.2978% 8/25/2052 (c)(d)	276,889	274,583
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5254 Class FG, U.S. 30-Day Avg. SOFR Index + 0.75%, 4.3778% 9/25/2052 (c)(d)	518,268	514,468
Freddie Mac Multifamily Structured pass-thru certificates Series 2023-5330 Class FA, U.S. 30-Day Avg. SOFR Index + 1.05%, 4.6778% 8/25/2053 (c)(d)	683,593	687,144
Freddie Mac Multifamily Structured pass-thru certificates Series 2023-5354 Class FC, U.S. 30-Day Avg. SOFR Index + 1.45%, 5.0778% 10/25/2053 (c)(d)	476,364	484,328
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-5425 Class FK, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8278% 6/25/2054 (c)(d)	456,733	460,684
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-5459 Class FD, U.S. 30-Day Avg. SOFR Index + 1%, 4.6278% 10/25/2054 (c)(d)	327,981	330,004
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-5476 Class FB, U.S. 30-Day Avg. SOFR Index + 1.1%, 4.7278% 11/25/2054 (c)(d)	2,318,847	2,334,702
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5499 Class NF, U.S. 30-Day Avg. SOFR Index + 1.15%, 4.7778% 2/25/2055 (c)(d)	710,677	715,070
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5499 Class WF, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8278% 2/25/2055 (c)(d)	248,009	248,743
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5500 Class FV, U.S. 30-Day Avg. SOFR Index + 1.25%, 4.8778% 10/25/2054 (c)(d)	451,273	454,791
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5509 Class FB, U.S. 30-Day Avg. SOFR Index + 1.15%, 4.7778% 2/25/2055 (c)(d)	488,254	491,809
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5529 Class CF, U.S. 30-Day Avg. SOFR Index + 1.05%, 4.6778% 4/25/2055 (c)(d)	624,276	626,620
GS Mortgage-Backed Securities Trust Series 2024-RPL2 Class A1, 3.75% 7/25/2061 (g)	311,610	304,062
GS Mortgage-Backed Securities Trust Series 2024-RPL4 Class A1, 3.9% 9/25/2061 (g)(h)	82,132	80,980
J P Morgan Mortgage Trust Series 2026-NQX1 Class A1, 5.5% 7/25/2066 (d)(g)	753,367	751,839
JP Morgan Mortgage Trust Series 2025-NQM2 Class A1, 5.567% 9/25/2065 (d)(g)	377,799	378,548
MFA Trust Series 2022-RPL1 Class A1, 3.3% 8/25/2061 (g)	2,086,671	1,954,226
MFRA Trust Series 2024-RPL1 Class A1, 4.25% 2/25/2066 (d)(g)	319,712	304,387
Morgan Stanley Residential Mortgage Loan Trust Series 2025-NQM3 Class A1, 5.53% 5/25/2070 (d)(g)	358,336	359,012
Morgan Stanley Residential Mortgage Loan Trust Series 2026-NQM3 Class A1FC, 5.134% 3/25/2071 (d)(g)	187,756	186,924
New Residential Mortgage Loan Trust Series 2025-NQM7 Class A1FC, 4.949% 10/26/2065 (d)(g)	350,421	348,773
NYMT Loan Trust Series 2021-CP1 Class A1, 2.0424% 7/25/2061 (g)	197,202	184,581
NYMT Loan Trust Series 2024-CP1 Class A1, 3.75% 2/25/2068 (g)	388,599	359,140
OBX Trust Series 2025-NQM14 Class A1, 5.162% 7/25/2065 (g)(h)	221,427	221,017
OBX Trust Series 2025-NQM19 Class A1, 4.869% 10/25/2065 (d)(g)	401,666	398,377
OBX Trust Series 2026-R2 Class A1FC, 5.364% 3/25/2063 (d)(g)	966,954	966,614
Ocwen Loan Investment Trust Series 2024-HB1 Class A, 3% 2/25/2037 (g)	66,561	65,947
Olit Series 2025-HB2 Class A, 3% 11/25/2038 (d)(g)	454,634	443,872
Olit Series 2026-HB2 Class A, 3% 5/25/2039 (d)(g)	1,500,000	1,467,856
Olit Series 2026-HB3 Class A, 3% 6/25/2039 (d)(g)	1,000,000	978,400
PRET Series 2025-RPL3 Class A1, 4.15% 4/25/2065 (g)(h)	630,348	610,841
PRPM Trust Series 2025-RCF3 Class A1, 5.25% 7/25/2055 (d)(g)	290,179	289,684
PRPM LLC Series 2024-RCF4 Class A1, 4% 7/25/2054 (g)	168,290	166,082
PRPM LLC Series 2024-RPL2 Class A1, 3.5% 5/25/2054 (d)(g)	737,631	716,663
PRPM Series 2026-RCF4 Class A1, 5.25% 6/25/2056 (g)(h)	500,000	497,923
PRPM Trust Series 2026-RCF3 Class A1, 5.25% 5/25/2056 (g)	327,695	326,258
Rco Mortgage LLC Series 2026-1 Class A1, 5.5358% 3/25/2031 (d)(g)	658,231	653,715
Towd Point Mortgage Trust Series 2020-1 Class A1, 2.71% 1/25/2060 (g)	841,138	809,382
Towd Point Mortgage Trust Series 2022-1 Class A1, 3.75% 7/25/2062 (g)	2,289,551	2,159,126
Verus Securitization Trust 2026-5 Series 2026-5 Class A1FC, 5.362% 5/25/2071 (d)(g)	400,000	400,380
Verus Securitization Trust Series 2025-4 Class A1, 5.448% 5/25/2070 (g)	583,274	584,514
Verus Securitization Trust Series 2025-6 Class A1, 5.417% 7/25/2070 (g)(h)	560,407	561,443
Verus Securitization Trust Series 2026-R4 Class A1, 5.275% 12/27/2067 (d)(g)	1,356,785	1,351,938
TOTAL UNITED STATES		62,624,043
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $62,075,613)		62,624,043

Commercial Mortgage Securities - 5.9%
	Principal Amount (a)	Value ($)
UNITED STATES - 5.9%
ALA Trust Series 2025-OANA Class A, CME Term SOFR 1 month Index + 1.7426%, 5.3686% 6/15/2040 (c)(d)(g)	1,620,000	1,627,088
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR Class ANM, 3.112% 11/5/2032 (g)	340,816	334,491
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR Class BNM, 3.465% 11/5/2032 (g)	109,000	105,539
BANK Series 2017-BNK4 Class ASB, 3.419% 5/15/2050	39,660	39,560
BANK Series 2019-BN19 Class ASB, 3.071% 8/15/2061	405,731	397,713
BANK Series 2019-BN21 Class A5, 2.851% 10/17/2052	82,630	77,908
BANK Series 2020-BN25 Class A5, 2.649% 1/15/2063	462,410	428,170
BANK Series 2020-BN28 Class A4, 1.844% 3/15/2063	1,148,351	1,016,410
BANK Series 2021-BN33 Class XA, 0.9772% 5/15/2064 (d)(j)	10,922,773	386,204
BANK Series 2021-BN35 Class A5, 2.285% 6/15/2064	567,169	499,881
BANK Series 2023-BNK46 Class A4, 5.745% 8/15/2056	1,017,000	1,054,221
BANK5 Series 2023-5YR1 Class A2, 5.779% 4/15/2056	224,001	225,526
BANK5 Series 2025-5YR19 Class XB, 0.5997% 12/15/2058 (d)(j)	1,600,000	41,854
BANK5 Series 2026-5YR21 Class A3, 5.525% 4/15/2059	1,000,000	1,024,796
Barings Issuer LLC Series 2026-SBP Class A, 4.82% 2/26/2059 (g)	2,608,972	2,574,371
BBCMS Mortgage Trust Series 2021-C11 Class A5, 2.322% 9/15/2054	722,307	636,903
BBCMS Mortgage Trust Series 2022-C14 Class ASB, 2.901% 2/15/2055	600,000	568,532
BBCMS Mortgage Trust Series 2023-C21 Class A3, 6.2963% 9/15/2056 (d)	1,422,000	1,472,714
BBCMS Mortgage Trust Series 2026-5C41 Class A3, 5.438% 5/15/2069	1,100,000	1,122,616
Benchmark Mortgage Trust Series 2018-B4 Class A5, 4.121% 7/15/2051	172,167	169,347
Benchmark Mortgage Trust Series 2018-B8 Class A5, 4.2317% 1/15/2052	1,180,306	1,157,761
Benchmark Mortgage Trust Series 2019-B10 Class A4, 3.717% 3/15/2062	159,609	154,869
Benchmark Mortgage Trust Series 2019-B10 Class ASB, 3.615% 3/15/2062	309,660	305,898
Benchmark Mortgage Trust Series 2019-B12 Class A5, 3.1156% 8/15/2052	726,144	690,949
Benchmark Mortgage Trust Series 2019-B9 Class A5, 4.0156% 3/15/2052	642,936	627,274
Benchmark Mortgage Trust Series 2020-B19 Class A5, 1.85% 9/15/2053	468,749	417,513
Benchmark Mortgage Trust Series 2021-B24 Class A5, 2.5843% 3/15/2054	700,621	628,763
Benchmark Mortgage Trust Series 2023-V3 Class XA, 0.8132% 7/15/2056 (d)(j)	31,951,163	436,466
BLP Commercial Mortgage Trust Series 2024-IND2 Class A, CME Term SOFR 1 month Index + 1.3422%, 4.9675% 3/15/2041 (c)(d)(g)	997,694	998,629
BMO Mortgage Trust Series 2023-C6 Class XA, 0.9867% 9/15/2056 (d)(j)	13,234,223	612,780
BMO Mortgage Trust Series 2024-5C5 Class A3, 5.8574% 2/15/2057	300,000	307,866
BMO Mortgage Trust Series 2025-5C13 Class A2, 4.7355% 12/15/2058	400,000	397,487
BMP Commercial Mortgage Trust Series 2024-MF23 Class A, CME Term SOFR 1 month Index + 1.3719%, 4.9973% 6/15/2041 (c)(d)(g)	1,792,000	1,793,120
BMP Commercial Mortgage Trust Series 2024-MF23 Class B, CME Term SOFR 1 month Index + 1.6416%, 5.267% 6/15/2041 (c)(d)(g)	885,000	885,830
BMP Commercial Mortgage Trust Series 2024-MF23 Class C, CME Term SOFR 1 month Index + 1.8413%, 5.4667% 6/15/2041 (c)(d)(g)	626,000	627,173
Bridge Commercial Mortgage Trust Series 2026-MF Class A, CME Term SOFR 1 month Index + 1.25%, 4.85% 6/15/2039 (c)(d)(g)	900,000	901,406
BX 2025-DIME Trust Series 2025-DIME Class A, CME Term SOFR 1 month Index + 1.15%, 4.7754% 2/15/2035 (c)(d)(g)	2,437,000	2,431,270
BX 2025-ROIC Trust Series 2025-ROIC Class A, CME Term SOFR 1 month Index + 1.1438%, 4.7692% 3/15/2030 (c)(d)(g)	6,680,206	6,667,680
BX 2025-ROIC Trust Series 2025-ROIC Class B, CME Term SOFR 1 month Index + 1.3935%, 5.0189% 3/15/2030 (c)(d)(g)	936,000	933,660
BX 2025-ROIC Trust Series 2025-ROIC Class C, CME Term SOFR 1 month Index + 1.69%, 5.1687% 3/15/2030 (c)(d)(g)	1,318,690	1,315,393
BX Commercial Mortgage 2025 Trust Series 2025-SPOT Class A, CME Term SOFR 1 month Index + 1.4434%, 5.0688% 4/15/2040 (c)(d)(g)	4,424,413	4,427,179
BX Commercial Mortgage Trust Series 2019-IMC Class A, CME Term SOFR 1 month Index + 1.0463%, 4.6713% 4/15/2034 (c)(d)(g)	239,529	238,413
BX Commercial Mortgage Trust Series 2019-IMC Class B, CME Term SOFR 1 month Index + 1.3463%, 4.9713% 4/15/2034 (c)(d)(g)	412,398	410,170
BX Commercial Mortgage Trust Series 2019-IMC Class C, CME Term SOFR 1 month Index + 1.6463%, 5.2713% 4/15/2034 (c)(d)(g)	272,629	270,952
BX Commercial Mortgage Trust Series 2019-IMC Class D, CME Term SOFR 1 month Index + 1.9463%, 5.5713% 4/15/2034 (c)(d)(g)	286,192	284,217
BX Commercial Mortgage Trust Series 2021-PAC Class A, CME Term SOFR 1 month Index + 0.8036%, 4.4286% 10/15/2036 (c)(d)(g)	1,109,960	1,109,613
BX Commercial Mortgage Trust Series 2021-PAC Class B, CME Term SOFR 1 month Index + 1.0133%, 4.6383% 10/15/2036 (c)(d)(g)	162,246	161,898
BX Commercial Mortgage Trust Series 2021-PAC Class C, CME Term SOFR 1 month Index + 1.2131%, 4.8381% 10/15/2036 (c)(d)(g)	217,124	216,646
BX Commercial Mortgage Trust Series 2021-PAC Class D, CME Term SOFR 1 month Index + 1.4128%, 5.0378% 10/15/2036 (c)(d)(g)	210,720	210,004
BX Commercial Mortgage Trust Series 2021-PAC Class E, CME Term SOFR 1 month Index + 2.062%, 5.687% 10/15/2036 (c)(d)(g)	732,746	730,254
BX Commercial Mortgage Trust Series 2022-IND Class A, CME Term SOFR 1 month Index + 1.491%, 5.1164% 4/15/2037 (c)(d)(g)(i)	295,941	296,033
BX Commercial Mortgage Trust Series 2024-GPA3 Class A, CME Term SOFR 1 month Index + 1.2928%, 4.9182% 12/15/2039 (c)(d)(g)	1,739,838	1,743,100
BX Commercial Mortgage Trust Series 2024-MDHS Class A, 5.2667% 5/15/2041 (d)(g)	2,284,959	2,287,815
BX Commercial Mortgage Trust Series 2024-XL5 Class A, CME Term SOFR 1 month Index + 1.3917%, 5.017% 3/15/2041 (c)(d)(g)	3,696,074	3,700,694
BX Commercial Mortgage Trust Series 2026-XL6 Class A, CME Term SOFR 1 month Index + 1.2%, 4.8254% 3/15/2043 (c)(d)(g)	3,456,724	3,456,724
BX Commercial Mortgage Trust Series 2026-XL6 Class B, CME Term SOFR 1 month Index + 1.45%, 5.0754% 3/15/2043 (c)(d)(g)	456,617	457,615
BX Series 2026-ORBT Class A, 5.03% 7/15/2043 (d)(g)	3,325,000	3,325,000
BX Trust Series 2021-BXMF Class A, CME Term SOFR 1 month Index + 0.7504%, 4.3754% 10/15/2026 (c)(d)(g)	1,718,942	1,718,405
BX Trust Series 2022-IND Class B, CME Term SOFR 1 month Index + 1.94%, 5.5654% 4/15/2037 (c)(d)(g)(i)	372,906	373,139
BX Trust Series 2022-IND Class C, CME Term SOFR 1 month Index + 2.29%, 5.9154% 4/15/2037 (c)(d)(g)(i)	84,192	84,271
BX Trust Series 2022-IND Class D, CME Term SOFR 1 month Index + 2.839%, 6.4644% 4/15/2037 (c)(d)(g)(i)	70,498	70,607
BX Trust Series 2024-CNYN Class A, CME Term SOFR 1 month Index + 1.4419%, 5.0673% 4/15/2041 (c)(d)(g)	3,109,993	3,113,881
BX Trust Series 2024-CNYN Class B, CME Term SOFR 1 month Index + 1.6915%, 5.3169% 4/15/2041 (c)(d)(g)	501,200	501,827
BX Trust Series 2024-CNYN Class C, CME Term SOFR 1 month Index + 1.9412%, 5.5666% 4/15/2041 (c)(d)(g)	415,800	416,319
BX Trust Series 2024-XL4 Class A, CME Term SOFR 1 month Index + 1.442%, 5.0674% 2/15/2039 (c)(d)(g)	2,295,508	2,299,813
BX Trust Series 2024-XL4 Class B, CME Term SOFR 1 month Index + 1.7915%, 5.4169% 2/15/2039 (c)(d)(g)(i)	291,149	291,694
BX Trust Series 2024-XL5 Class B, CME Term SOFR 1 month Index + 1.6912%, 5.3166% 3/15/2041 (c)(d)(g)(i)	842,800	844,117
BX Trust Series 2024-XL5 Class C, CME Term SOFR 1 month Index + 1.9409%, 5.5663% 3/15/2041 (c)(d)(g)	1,119,300	1,121,399
BX Trust Series 2025-TAIL Class A, CME Term SOFR 1 month Index + 1.4%, 5.0254% 6/15/2035 (c)(d)(g)	868,000	870,196
BX Trust Series 2026-ALOHA Class A, 4.9754% 4/15/2043 (d)(g)	2,991,000	2,992,869
BX Trust Series 2026-CIP Class A, CME Term SOFR 1 month Index + 1.2%, 4.8254% 5/15/2038 (c)(d)(g)	3,128,858	3,136,691
BX Trust Series 2026-LP3 Class A, 5.0054% 4/15/2043 (g)	3,689,034	3,700,562
Cent Trust Series 2025-CITY Class A, 4.92% 7/10/2040 (d)(g)	1,913,000	1,910,718
Cent Trust Series 2025-CITY Class X, 0.2082% 7/10/2040 (g)(j)	17,700,000	103,699
CF Hippolyta Issuer LLC Series 2021-1A Class A1, 1.53% 3/15/2061 (g)	1,163,285	915,984
CFCRE Commercial Mortgage Trust Series 2016-C7 Class A2, 3.5853% 12/10/2054	497,376	495,074
CFCRE Commercial Mortgage Trust Series 2017-C8 Class A3, 3.3048% 6/15/2050	1,894,860	1,880,191
Citigroup Commercial Mortgage Trust Series 2016-P4 Class A4, 2.902% 7/10/2049	258,743	258,423
Citigroup Commercial Mortgage Trust Series 2020-GC46 Class AAB, 2.614% 2/15/2053	369,380	355,334
Computershare Corporate Trust Series 2018-C48 Class A5, 4.302% 1/15/2052	1,284,202	1,267,813
CSAIL Commercial Mortgage Trust Series 2019-C17 Class A4, 2.7628% 9/15/2052	516,958	488,473
CSAIL Commercial Mortgage Trust Series 2019-C17 Class A5, 3.0161% 9/15/2052	516,958	487,532
CSTL Commercial Mortgage Trust Series 2026-GATE3 Class A, 4.6945% 2/10/2043 (d)(g)	200,000	198,452
DTP Commercial Mortgage Trust Series 2023-STE2 Class A, 5.8433% 1/15/2041 (d)(g)	605,000	606,784
ELP Series 2025-ELP Class A, 4.6039% 11/13/2042 (d)(g)	1,564,000	1,543,982
Extended Stay America Trust Series 2025-ESH Class A, CME Term SOFR 1 month Index + 1.3%, 4.9254% 10/15/2042 (c)(d)(g)	4,468,939	4,478,715
Extended Stay America Trust Series 2025-ESH Class B, CME Term SOFR 1 month Index + 1.6%, 5.2254% 10/15/2042 (c)(d)(g)	794,585	797,068
Extended Stay America Trust Series 2025-ESH Class C, CME Term SOFR 1 month Index + 1.85%, 5.4754% 10/15/2042 (c)(d)(g)	390,069	392,019
Extended Stay America Trust Series 2026-ESH2 Class A, CME Term SOFR 1 month Index + 1.2%, 4.8254% 2/15/2043 (c)(d)(g)	3,913,516	3,918,408
Extended Stay America Trust Series 2026-ESH2 Class B, CME Term SOFR 1 month Index + 1.4%, 5.0254% 2/15/2043 (c)(d)(g)	401,939	403,195
Extended Stay America Trust Series 2026-ESH2 Class C, CME Term SOFR 1 month Index + 1.6%, 5.2254% 2/15/2043 (c)(d)(g)	1,976,902	1,988,022
Fannie Mae Guaranteed REMIC Series 2025-M4 Class A2, 4.389% 8/25/2035	800,000	783,739
Fannie Mae Mortgage pass-thru certificates Series 2025-M2 Class A2, 4.62% 4/25/2030	2,700,000	2,707,780
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-K057 Class A2, 2.57% 7/25/2026	91,197	90,957
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K063 Class A2, 3.43% 1/25/2027	2,557,683	2,544,252
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K064 Class A2, 3.224% 3/25/2027	472,919	469,470
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K068 Class A2, 3.244% 8/25/2027	1,152,712	1,138,620
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K069 Class A2, 3.187% 9/25/2027	384,237	378,885
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K070 Class A2, 3.303% 11/25/2027	1,100,000	1,084,874
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K071 Class A2, 3.286% 11/25/2027	600,000	591,132
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K073 Class A2, 3.35% 1/25/2028	900,000	886,483
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K074 Class A2, 3.6% 1/25/2028	2,568,205	2,536,915
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K076 Class A2, 3.9% 4/25/2028	600,000	594,519
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K079 Class A2, 3.926% 6/25/2028	213,322	211,178
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K080 Class A2, 3.926% 7/25/2028	454,836	449,978
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K081 Class A2, 3.9% 8/25/2028	400,000	395,262
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K083 Class A2, 4.05% 9/25/2028	400,000	396,236
Freddie Mac Multifamily Structured pass-thru certificates Series 2019-1510 Class A2, 3.718% 1/25/2031	407,161	393,737
Freddie Mac Multifamily Structured pass-thru certificates Series 2019-K094 Class A2, 2.903% 6/25/2029	1,410,116	1,350,962
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-K104 Class A2, 2.253% 1/25/2030	2,053,820	1,912,085
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-K116 Class A2, 1.378% 7/25/2030	1,745,881	1,551,579
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-K117 Class A2, 1.406% 8/25/2030	890,789	790,557
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-K118 Class A2, 1.493% 9/25/2030	423,042	376,015
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-K121 Class A2, 1.547% 10/25/2030	593,860	526,989
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-K740 Class A2, 1.47% 9/25/2027	1,100,000	1,063,741
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-K123 Class A2, 1.621% 12/25/2030	781,693	694,361
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-K125 Class A2, 1.846% 1/25/2031	230,204	205,879
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-K126 Class A2, 2.074% 1/25/2031	327,624	296,222
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-K130 Class A2, 1.723% 6/25/2031	281,917	248,642
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-K136 Class A2, 2.127% 11/25/2031	771,017	685,051
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-K141 Class A2, 2.25% 2/25/2032	2,100,000	1,870,004
Freddie Mac Multifamily Structured pass-thru certificates Series 2023-K753 Class A2, 4.4% 10/25/2030	600,000	598,042
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-K521 Class AS, U.S. 30-Day Avg. SOFR Index + 0.52%, 4.1117% 3/25/2029 (c)(d)	1,193,720	1,190,849
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K543 Class A2, 4.329% 6/25/2030 (d)	700,000	696,008
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K544 Class A2, 4.266% 7/25/2030 (d)	400,000	396,762
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K546 Class A2, 4.361% 5/25/2030 (d)	600,000	597,323
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K547 Class A2, 4.421% 5/25/2030	2,200,000	2,194,502
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K548 Class A2, 4.32% 9/25/2030 (d)	1,200,000	1,193,023
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K549 Class A2, 4.34% 9/25/2030 (d)	200,000	198,841
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K551 Class A2, 4.165% 11/25/2030 (d)	400,000	394,919
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K551 Class AS, 4.1417% 10/25/2030 (d)	3,697,976	3,691,607
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K552 Class AS, U.S. 30-Day Avg. SOFR Index + 0.54%, 4.1317% 10/25/2030 (c)(d)	2,198,345	2,195,361
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K761 Class A2, 4.4% 6/25/2032	500,000	496,423
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K762 Class A2, 4.36% 9/25/2032	1,400,000	1,381,244
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K553 Class AS, U.S. 30-Day Avg. SOFR Index + 0.54%, 4.1317% 10/25/2030 (c)(d)	1,306,277	1,304,528
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K554 Class AS, U.S. 30-Day Avg. SOFR Index + 0.5%, 4.0917% 10/25/2030 (c)(d)	599,681	598,880
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K555 Class AS, U.S. 30-Day Avg. SOFR Index + 0.5%, 4.0917% 11/25/2030 (c)(d)	1,099,854	1,099,199
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K556 Class AS, U.S. 30-Day Avg. SOFR Index + 0.49%, 4.0817% 12/25/2030 (c)(d)	1,399,949	1,398,398
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K557 Class AS, 4.0917% 12/25/2030 (d)	1,599,878	1,599,876
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K558 Class AS, 4.0917% 11/25/2030 (d)	1,499,728	1,499,136
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K559 Class AS, U.S. 30-Day Avg. SOFR Index + 0.52%, 4.1117% 1/25/2031 (c)(d)	3,398,949	3,399,953
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K560 Class AS, 4.1017% 2/25/2031 (d)	5,499,890	5,499,882
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K561 Class AS, U.S. 30-Day Avg. SOFR Index + 0.5%, 4.0917% 3/25/2031 (c)(d)	2,799,967	2,811,901
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K562 Class AS, U.S. 30-Day Avg. SOFR Index + 0.5%, 4.1492% 3/25/2031 (c)(d)	6,999,052	7,001,204
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K563 Class AS, U.S. 30-Day Avg. SOFR Index + 0.5%, 4.0917% 5/25/2031 (c)(d)	2,100,000	2,099,997
GS Mortgage Securities Trust Series 2018-GS10 Class A4, 3.89% 7/10/2051	3,800,000	3,739,957
GS Mortgage Securities Trust Series 2020-GC45 Class A5, 2.9106% 2/13/2053	1,245,771	1,167,975
HAVN Trust Series 2025-MOB Class A, CME Term SOFR 1 month Index + 1.7%, 5.3254% 10/15/2035 (c)(d)(g)(i)	400,000	400,000
Int Commercial Mortgage Trust Series 2025-PLAZA Class A, 5.0415% 11/5/2037 (d)(g)	1,351,000	1,346,793
JP Morgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class DFX, 5.3503% 7/5/2033 (g)(i)	158,353	94,175
JPMBB Commercial Mortgage Securities Trust Series 2014-C24 Class A5, 3.6385% 11/15/2047	41,932	40,898
JPMCC Commercial Mortgage Securities Trust Series 2016-JP4 Class ASB, 3.4743% 12/15/2049 (d)	16,346	16,319
JPMCC Commercial Mortgage Securities Trust Series 2017-JP6 Class ASB, 3.2829% 7/15/2050	35,071	34,927
Life Financial Services Trust Series 2022-BMR2 Class A1, CME Term SOFR 1 month Index + 1.2952%, 4.9206% 5/15/2039 (c)(d)(g)	4,176,439	3,978,058
Life Financial Services Trust Series 2022-BMR2 Class B, CME Term SOFR 1 month Index + 1.7939%, 5.4193% 5/15/2039 (c)(d)(g)	899,162	786,766
Life Financial Services Trust Series 2022-BMR2 Class C, CME Term SOFR 1 month Index + 2.0931%, 5.7185% 5/15/2039 (c)(d)(g)	511,349	429,533
Life Financial Services Trust Series 2022-BMR2 Class D, CME Term SOFR 1 month Index + 2.5419%, 6.1673% 5/15/2039 (c)(d)(g)	454,472	354,487
LIFE Mortgage Trust Series 2021-BMR Class C, CME Term SOFR 1 month Index + 1.2145%, 4.8395% 3/15/2038 (c)(d)(g)	14,847	14,718
LIFE Mortgage Trust Series 2021-BMR Class D, CME Term SOFR 1 month Index + 1.5145%, 5.1395% 3/15/2038 (c)(d)(g)	135,373	129,281
LIFE Mortgage Trust Series 2021-BMR Class E, CME Term SOFR 1 month Index + 1.8645%, 5.4895% 3/15/2038 (c)(d)(g)	118,320	111,898
MHP Series 2025-MHIL2 Class A, CME Term SOFR 1 month Index + 1.5%, 5.1254% 9/15/2040 (c)(d)(g)	2,000,000	2,001,247
Morgan Stanley Capital I Trust Series 2016-UB11 Class A4, 2.782% 8/15/2049	1,152	1,150
Morgan Stanley Capital I Trust Series 2017-H1 Class A4, 3.259% 6/15/2050	1,463,653	1,449,360
Morgan Stanley Capital I Trust Series 2018-H4 Class A4, 4.31% 12/15/2051	1,275,945	1,254,645
Morgan Stanley Capital I Trust Series 2019-L2 Class A3, 3.806% 3/15/2052	898,594	876,897
Morgan Stanley Capital I Trust Series 2020-L4 Class A3, 2.698% 2/15/2053	487,766	451,580
Morgan Stanley Capital I Trust Series 2024-NSTB Class A, 3.9% 9/24/2057 (d)(g)	839,921	823,126
Natixis Commercial Mortgage Securities Trust Series 2020-2PAC Class A, 2.966% 12/15/2038 (g)	362,463	345,267
PFDR Trust Series 2026-DLVR Class A, CME Term SOFR 1 month Index + 1.7%, 5.3126% 6/15/2043 (c)(d)(g)	1,000,000	999,688
Plym Commercial Mortgage Trust Series 2026-IND Class A, CME Term SOFR 1 month Index + 1.25%, 4.8754% 3/15/2043 (c)(d)(g)	4,427,000	4,429,758
Plym Commercial Mortgage Trust Series 2026-IND Class B, CME Term SOFR 1 month Index + 1.45%, 5.0754% 3/15/2043 (c)(d)(g)	660,000	660,206
Plym Commercial Mortgage Trust Series 2026-IND Class C, CME Term SOFR 1 month Index + 1.65%, 5.2754% 3/15/2043 (c)(d)(g)	733,000	733,000
Providence Place Group LP Series 2000-C1 Class A2, 7.75% 7/20/2028 (g)	137,656	138,984
SCG Trust Series 2025-FLWR Class A, CME Term SOFR 1 month Index + 1.25%, 4.8754% 8/15/2042 (c)(d)(g)	500,000	500,313
SCMS Series 2025-BNC1 Class A2, 4.5016% 12/15/2057 (g)	831,679	825,488
Shops Coml Mtg Trust Series 2026-CSTL Class A, 4.9709% 5/5/2039 (d)(g)	2,420,000	2,404,142
TCO Commercial Mortgage Trust Series 2024-DPM Class A, CME Term SOFR 1 month Index + 1.2429%, 4.8683% 12/15/2039 (c)(d)(g)	3,113,000	3,113,977
TCO Commercial Mortgage Trust Series 2024-DPM Class B, CME Term SOFR 1 month Index + 1.5924%, 5.2178% 12/15/2039 (c)(d)(g)	680,000	679,999
TCO Commercial Mortgage Trust Series 2024-DPM Class C, CME Term SOFR 1 month Index + 1.9919%, 5.6173% 12/15/2039 (c)(d)(g)	501,000	501,626
VLS Commercial Mortgage Trust Series 2020-LAB Class A, 2.13% 10/10/2042 (g)	1,123,328	958,101
Wells Fargo Commercial Mortgage Trust Series 2016-C37 Class A4, 3.525% 12/15/2049	319,271	318,507
Wells Fargo Commercial Mortgage Trust Series 2019-C52 Class A5, 2.892% 8/15/2052	887,720	836,284
Wells Fargo Commercial Mortgage Trust Series 2019-C54 Class A4, 3.146% 12/15/2052	63,390	59,876
Wells Fargo Commercial Mortgage Trust Series 2020-C55 Class A5, 2.725% 2/15/2053	438,989	408,683
Wells Fargo Commercial Mortgage Trust Series 2020-C55 Class ASB, 2.651% 2/15/2053	324,203	314,568
TOTAL UNITED STATES		211,943,853
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $212,574,989)		211,943,853

Fixed-Income Funds - 0.5%
	Shares	Value ($)
Fidelity Specialized High Income Central Fund (k) (Cost $18,389,487)	209,773	18,759,964

Foreign Government and Government Agency Obligations - 0.1%
	Principal Amount (a)	Value ($)
CANADA - 0.0%
Province of Alberta 3.3% 3/15/2028	274,000	269,754
Province of Ontario 1.125% 10/7/2030	658,000	577,056
Province of Quebec 2.75% 4/12/2027	350,000	346,125
TOTAL CANADA		1,192,935
JAPAN - 0.0%
Japan International Cooperation Agency 1.75% 4/28/2031	274,000	243,078
MEXICO - 0.1%
United Mexican States 3.5% 2/12/2034	1,114,000	949,640
United Mexican States 4.28% 8/14/2041	1,201,000	945,055
United Mexican States 4.35% 1/15/2047	395,000	291,708
United Mexican States 4.5% 1/31/2050	254,000	188,476
United Mexican States 4.6% 2/10/2048	481,000	364,944
United Mexican States 4.75% 3/8/2044	266,000	214,004
United Mexican States 5.55% 1/21/2045	107,000	96,677
United Mexican States 6.05% 1/11/2040	132,000	128,271
TOTAL MEXICO		3,178,775
SAUDI ARABIA - 0.0%
Kingdom of Saudi Arabia 3.25% 10/22/2030 (g)	396,000	372,917
Kingdom of Saudi Arabia 4.5% 4/22/2060 (g)	301,000	236,580
TOTAL SAUDI ARABIA		609,497
URUGUAY - 0.0%
Uruguay Republic 4.125% 11/20/2045	130,228	112,071
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $5,848,939)		5,336,356

Municipal Securities - 0.0%
	Principal Amount (a)	Value ($)
Texas - 0.0%
Transportation - 0.0%
Dallas Fort Worth International Airport 4.507% 11/1/2051	155,000	135,400
Dallas Fort Worth International Airport Series 2019A, 3.144% 11/1/2045	65,000	50,134
Dallas Fort Worth International Airport Series 2021 C, 2.843% 11/1/2046	400,000	290,714
TOTAL TEXAS		476,248
TOTAL MUNICIPAL SECURITIES (Cost $536,412)		476,248

Non-Convertible Corporate Bonds - 21.6%
	Principal Amount (a)	Value ($)
AUSTRALIA - 0.0%
Financials - 0.0%
Banks - 0.0%
Commonwealth Bank of Australia 3.61% 9/12/2034 (d)(g)	328,000	314,098
Westpac Banking Corp 4.11% 7/24/2034 (d)	800,000	780,186
TOTAL FINANCIALS		1,094,284
Materials - 0.0%
Metals & Mining - 0.0%
Rio Tinto Finance USA Ltd 7.125% 7/15/2028	55,000	57,827
TOTAL AUSTRALIA		1,152,111
BRAZIL - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Vale Overseas Ltd 3.75% 7/8/2030	667,000	635,651
Vale SA 5.625% 9/11/2042	181,000	178,919
		814,570
Paper & Forest Products - 0.0%
Suzano Austria GmbH 2.5% 9/15/2028	412,000	390,756
Suzano Austria GmbH 6% 1/15/2029	330,000	335,907
		726,663
TOTAL BRAZIL		1,541,233
CANADA - 0.1%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Gildan Activewear Inc 4.7% 10/7/2030 (g)	1,054,000	1,034,381
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Canadian Natural Resources Ltd 4.95% 6/1/2047	175,000	155,037
Canadian Natural Resources Ltd 5.85% 2/1/2035	644,000	670,631
Canadian Natural Resources Ltd 6.25% 3/15/2038	188,000	198,350
Cenovus Energy Inc 2.65% 1/15/2032	196,000	174,979
Cenovus Energy Inc 4.65% 3/20/2031	703,000	693,999
Cenovus Energy Inc 5.4% 3/20/2036	541,000	535,942
Cenovus Energy Inc 5.4% 6/15/2047	154,000	142,344
Cenovus Energy Inc 6.75% 11/15/2039	8,000	8,803
Enbridge Inc 4.25% 12/1/2026	223,000	222,839
Enbridge Inc 5.5% 12/1/2046	397,000	380,455
TransCanada PipeLines Ltd 6.1% 6/1/2040	184,000	192,380
TOTAL ENERGY		3,375,759
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Emera US Finance LP 4.75% 6/15/2046	143,000	121,870
TOTAL CANADA		4,532,010
FRANCE - 0.2%
Financials - 0.2%
Banks - 0.2%
BNP Paribas SA 5.786% 1/13/2033 (d)(g)	3,269,000	3,374,069
Societe Generale SA 5.5% 4/13/2029 (d)(g)	2,232,000	2,256,529

TOTAL FRANCE		5,630,598
GERMANY - 0.2%
Financials - 0.2%
Capital Markets - 0.2%
Deutsche Bank AG/New York NY 4.999% 9/11/2030 (d)	2,100,000	2,108,084
Deutsche Bank AG/New York NY 5.06% 4/14/2032 (d)	900,000	897,784
Deutsche Bank AG/New York NY 6.72% 1/18/2029 (d)	1,810,000	1,864,376
		4,870,244
Financial Services - 0.0%
KfW 2.875% 4/3/2028	421,000	411,929
Landwirtschaftliche Rentenbank 1.75% 7/27/2026	233,000	232,639
Landwirtschaftliche Rentenbank 2.5% 11/15/2027	242,000	236,604
		881,172
TOTAL FINANCIALS		5,751,416
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
RWE Finance US LLC 5.125% 9/18/2035 (g)	2,026,000	1,977,257
TOTAL GERMANY		7,728,673
IRELAND - 0.5%
Financials - 0.3%
Consumer Finance - 0.3%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 2.45% 10/29/2026	878,000	872,635
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3% 10/29/2028	730,000	702,674
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.3% 1/30/2032	567,000	518,280
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 5.75% 6/6/2028	4,500,000	4,587,133
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.45% 4/15/2027	2,464,000	2,495,431
TOTAL FINANCIALS		9,176,153
Industrials - 0.2%
Transportation Infrastructure - 0.2%
Avolon Holdings Funding Ltd 5.375% 5/30/2030 (g)	1,248,000	1,260,397
Avolon Holdings Funding Ltd 6.375% 5/4/2028 (g)	7,612,000	7,807,571
TOTAL INDUSTRIALS		9,067,968
TOTAL IRELAND		18,244,121
ITALY - 0.2%
Financials - 0.2%
Banks - 0.2%
Intesa Sanpaolo SpA 5% 6/29/2030 (d)(g)	5,960,000	5,967,033
JAPAN - 0.3%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.2%
NTT Finance Corp 4.567% 7/16/2027 (g)	449,000	449,376
NTT Finance Corp 4.62% 7/16/2028 (g)	454,000	452,908
NTT Finance Corp 4.876% 7/16/2030 (g)	1,195,000	1,192,346
NTT Finance Corp 5.0115% 11/1/2031 (g)	1,824,000	1,821,563
NTT Finance Corp 5.2588% 11/1/2033 (g)	2,626,000	2,617,907
TOTAL COMMUNICATION SERVICES		6,534,100
Financials - 0.1%
Banks - 0.1%
Japan Bank for International Cooperation 1.25% 1/21/2031	1,072,000	934,623
Japan Bank for International Cooperation 2.875% 6/1/2027	208,000	205,533
Japan Bank for International Cooperation 3.25% 7/20/2028	246,000	240,805
Mitsubishi UFJ Financial Group Inc 4.592% 4/18/2030 (d)	522,000	519,418
Mitsubishi UFJ Financial Group Inc 4.847% 4/21/2032 (d)	737,000	733,515
Sumitomo Mitsui Financial Group Inc 4.934% 7/7/2032 (d)	962,000	958,234
TOTAL FINANCIALS		3,592,128
TOTAL JAPAN		10,126,228
KOREA (SOUTH) - 0.0%
Financials - 0.0%
Banks - 0.0%
Korea Development Bank/The 1.625% 1/19/2031	367,000	325,757
MEXICO - 0.8%
Energy - 0.8%
Oil, Gas & Consumable Fuels - 0.8%
Petroleos Mexicanos 5.95% 1/28/2031	807,000	798,204
Petroleos Mexicanos 6.35% 2/12/2048	1,658,000	1,370,005
Petroleos Mexicanos 6.5% 1/23/2029	698,000	712,477
Petroleos Mexicanos 6.7% 2/16/2032	2,603,000	2,622,549
Petroleos Mexicanos 6.75% 9/21/2047	1,520,000	1,299,326
Petroleos Mexicanos 6.95% 1/28/2060	989,000	836,694
Petroleos Mexicanos 7.69% 1/23/2050	5,536,000	5,159,441
Petroleos Mexicanos 8.75% 6/2/2029	15,000,000	16,032,000
TOTAL ENERGY		28,830,696
Materials - 0.0%
Metals & Mining - 0.0%
Southern Copper Corp 5.25% 11/8/2042	158,000	148,938
Southern Copper Corp 7.5% 7/27/2035	167,000	192,154
TOTAL MATERIALS		341,092
TOTAL MEXICO		29,171,788
MULTI-NATIONAL - 0.2%
Financials - 0.2%
Banks - 0.1%
African Development Bank 0.875% 7/22/2026	419,000	418,296
Asian Development Bank 0.75% 10/8/2030	534,000	462,533
Asian Development Bank 2.5% 11/2/2027	184,000	180,033
Asian Development Bank 2.625% 1/12/2027	178,000	176,703
Asian Development Bank 2.75% 1/19/2028	1,032,000	1,010,211
European Investment Bank 0.75% 9/23/2030	762,000	660,989
European Investment Bank 0.875% 5/17/2030	183,000	161,322
European Investment Bank 1.25% 2/14/2031	331,000	290,192
European Investment Bank 2.375% 5/24/2027	110,000	108,322
Inter-American Development Bank 2.25% 6/18/2029	524,000	495,946
Inter-American Development Bank 2.375% 7/7/2027	184,000	180,766
Inter-American Development Bank 4.375% 1/24/2044	239,000	221,969
		4,367,282
Financial Services - 0.1%
International Bank for Reconstruction & Development 0.75% 8/26/2030	454,000	394,726
International Bank for Reconstruction & Development 0.875% 5/14/2030	555,000	489,339
International Bank for Reconstruction & Development 1.25% 2/10/2031	497,000	435,726
International Bank for Reconstruction & Development 1.875% 10/27/2026	130,000	129,118
International Bank for Reconstruction & Development 2.5% 3/29/2032	1,000,000	909,857
International Finance Corp 0.75% 8/27/2030	303,000	263,437
		2,622,203
TOTAL MULTI-NATIONAL		6,989,485
NETHERLANDS - 0.1%
Financials - 0.0%
Banks - 0.0%
Cooperatieve Rabobank UA 3.75% 7/21/2026	528,000	527,739
Cooperatieve Rabobank UA 5.25% 5/24/2041	82,000	80,784
TOTAL FINANCIALS		608,523
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
NXP BV / NXP Funding LLC / NXP USA Inc 4.85% 8/19/2032	1,006,000	992,310
NXP BV / NXP Funding LLC / NXP USA Inc 5.25% 8/19/2035	2,902,000	2,902,920
TOTAL INFORMATION TECHNOLOGY		3,895,230
TOTAL NETHERLANDS		4,503,753
NORWAY - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Equinor ASA 2.375% 5/22/2030	316,000	291,325
Equinor ASA 3.125% 4/6/2030	274,000	260,924
Equinor ASA 3.625% 9/10/2028	331,000	326,376
Equinor ASA 3.7% 4/6/2050	438,000	329,007
Equinor ASA 5.1% 8/17/2040	55,000	53,635

TOTAL NORWAY		1,261,267
QATAR - 0.0%
Utilities - 0.0%
Gas Utilities - 0.0%
Nakilat Inc 6.067% 12/31/2033 (g)	151,750	154,383
SAUDI ARABIA - 0.1%
Financials - 0.1%
Financial Services - 0.1%
Avilease Capital Ltd 5.5% 6/30/2031 (g)	1,875,000	1,880,214
SWITZERLAND - 0.1%
Financials - 0.1%
Capital Markets - 0.1%
UBS Group AG 1.494% 8/10/2027 (d)(g)	732,000	729,433
UBS Group AG 3.869% 1/12/2029 (d)(g)	505,000	499,193
UBS Group AG 4.194% 4/1/2031 (d)(g)	1,208,000	1,179,338
		2,407,964
Insurance - 0.0%
Swiss Re Finance Luxembourg SA 5% 4/2/2049 (d)(g)	200,000	199,443
TOTAL SWITZERLAND		2,607,407
UNITED KINGDOM - 0.6%
Consumer Staples - 0.1%
Tobacco - 0.1%
BAT Capital Corp 3.557% 8/15/2027	153,000	151,502
BAT Capital Corp 4.39% 8/15/2037	298,000	272,524
BAT Capital Corp 4.54% 8/15/2047	306,000	252,257
BAT Capital Corp 4.758% 9/6/2049	334,000	280,953
BAT Capital Corp 6.421% 8/2/2033	422,000	456,166
Imperial Brands Finance PLC 6.125% 7/27/2027 (g)	1,309,000	1,329,137
Reynolds American Inc 5.7% 8/15/2035	153,000	157,640
Reynolds American Inc 5.85% 8/15/2045	116,000	114,254
Reynolds American Inc 6.15% 9/15/2043	502,000	508,815
Reynolds American Inc 7.25% 6/15/2037	570,000	648,444
TOTAL CONSUMER STAPLES		4,171,692
Financials - 0.5%
Banks - 0.5%
Barclays PLC 2.894% 11/24/2032 (d)	520,000	466,225
Barclays PLC 4.219% 5/24/2030 (d)	2,851,000	2,802,674
Barclays PLC 5.088% 6/20/2030 (d)	923,000	925,551
Barclays PLC 5.102% 6/26/2032 (d)	6,639,000	6,632,703
Barclays PLC 6.224% 5/9/2034 (d)	2,572,000	2,706,017
NatWest Group PLC 3.073% 5/22/2028 (d)	584,000	576,563
NatWest Group PLC 4.892% 5/18/2029 (d)	234,000	234,634
NatWest Group PLC 4.983% 6/18/2032 (d)	2,339,000	2,337,595
TOTAL FINANCIALS		16,681,962
Industrials - 0.0%
Aerospace & Defense - 0.0%
BAE Systems PLC 3.4% 4/15/2030 (g)	285,000	272,650
TOTAL UNITED KINGDOM		21,126,304
UNITED STATES - 18.2%
Communication Services - 1.6%
Diversified Telecommunication Services - 0.6%
AT&T Inc 2.25% 2/1/2032	467,000	406,367
AT&T Inc 2.55% 12/1/2033	1,877,000	1,576,497
AT&T Inc 2.95% 7/15/2026	219,000	218,885
AT&T Inc 3.8% 2/15/2027	247,000	246,069
Comcast Corp 3.4% 4/1/2030	200,000	191,081
HUT 8 DC LLC 6.192% 11/15/2042 (g)	2,443,000	2,474,471
Space Exploration Technologies Corp 5.35% 7/15/2031 (g)	5,601,000	5,586,408
Space Exploration Technologies Corp 5.65% 7/15/2033 (g)	7,280,000	7,236,628
Verizon Communications Inc 2.355% 3/15/2032	1,607,000	1,404,243
Verizon Communications Inc 4.75% 1/15/2033	1,917,000	1,887,213
Verizon Communications Inc 4.78% 2/15/2035	1,473,000	1,424,819
		22,652,681
Interactive Media & Services - 0.1%
Meta Platforms Inc 4.875% 5/15/2033	2,604,000	2,580,470
Meta Platforms Inc 5.25% 5/15/2036	1,985,000	1,970,989
		4,551,459
Media - 0.7%
Charter Communications Operating LLC / Charter Communications Operating Capital 2.3% 2/1/2032	408,000	346,740
Charter Communications Operating LLC / Charter Communications Operating Capital 2.8% 4/1/2031	701,000	624,560
Charter Communications Operating LLC / Charter Communications Operating Capital 3.5% 6/1/2041	924,000	646,896
Charter Communications Operating LLC / Charter Communications Operating Capital 4.2% 3/15/2028	302,000	298,035
Charter Communications Operating LLC / Charter Communications Operating Capital 4.4% 4/1/2033	272,000	250,447
Charter Communications Operating LLC / Charter Communications Operating Capital 4.8% 3/1/2050	3,382,000	2,522,645
Charter Communications Operating LLC / Charter Communications Operating Capital 5.05% 3/30/2029	1,087,000	1,082,861
Charter Communications Operating LLC / Charter Communications Operating Capital 5.125% 7/1/2049	339,000	261,642
Charter Communications Operating LLC / Charter Communications Operating Capital 5.25% 4/1/2053	4,000,000	3,118,953
Charter Communications Operating LLC / Charter Communications Operating Capital 5.375% 5/1/2047	2,518,000	2,038,053
Charter Communications Operating LLC / Charter Communications Operating Capital 5.5% 4/1/2063	318,000	243,833
Charter Communications Operating LLC / Charter Communications Operating Capital 5.75% 4/1/2048	3,682,000	3,099,262
Charter Communications Operating LLC / Charter Communications Operating Capital 6.1% 6/1/2029	1,665,000	1,705,665
Charter Communications Operating LLC / Charter Communications Operating Capital 6.384% 10/23/2035	369,000	368,397
Charter Communications Operating LLC / Charter Communications Operating Capital 6.484% 10/23/2045	474,000	434,533
Charter Communications Operating LLC / Charter Communications Operating Capital 6.55% 6/1/2034	1,240,000	1,265,860
Charter Communications Operating LLC / Charter Communications Operating Capital 6.834% 10/23/2055	3,000,000	2,792,377
Time Warner Cable LLC 4.5% 9/15/2042	418,000	315,041
Time Warner Cable LLC 5.5% 9/1/2041	214,000	183,106
Time Warner Cable LLC 5.875% 11/15/2040	188,000	168,113
Time Warner Cable LLC 6.55% 5/1/2037	2,538,000	2,515,863
Time Warner Cable LLC 7.3% 7/1/2038	585,000	601,652
		24,884,534
Wireless Telecommunication Services - 0.2%
T-Mobile USA Inc 2.25% 11/15/2031	5,000,000	4,388,725
T-Mobile USA Inc 3.875% 4/15/2030	1,339,000	1,297,458
		5,686,183
TOTAL COMMUNICATION SERVICES		57,774,857
Consumer Discretionary - 0.3%
Automobiles - 0.1%
General Motors Co 5% 10/1/2028	189,000	189,959
General Motors Co 5.2% 4/1/2045	117,000	103,831
General Motors Co 5.95% 4/1/2049	173,000	166,634
General Motors Co 6.6% 4/1/2036	160,000	171,717
General Motors Co 6.75% 4/1/2046	196,000	206,957
General Motors Co 6.8% 10/1/2027	364,000	372,761
General Motors Financial Co Inc 3.85% 1/5/2028	192,000	189,859
General Motors Financial Co Inc 4% 10/6/2026	101,000	100,995
General Motors Financial Co Inc 4.35% 1/17/2027	219,000	218,784
General Motors Financial Co Inc 5.65% 1/17/2029	587,000	598,334
General Motors Financial Co Inc 5.85% 4/6/2030	1,080,000	1,115,818
		3,435,649
Diversified Consumer Services - 0.0%
American University/The 3.672% 4/1/2049	66,000	49,611
Duke University 2.832% 10/1/2055	128,000	79,769
George Washington University/The 4.126% 9/15/2048	192,000	155,389
George Washington University/The 4.3% 9/15/2044	55,000	46,677
Massachusetts Institute of Technology 2.989% 7/1/2050	128,000	86,001
Massachusetts Institute of Technology 3.885% 7/1/2116	78,000	52,566
Massachusetts Institute of Technology 3.959% 7/1/2038	130,000	118,305
Northwestern University 3.662% 12/1/2057	152,000	110,927
Northwestern University 4.643% 12/1/2044	92,000	86,607
President and Fellows of Harvard College 3.3% 7/15/2056	133,000	91,167
President and Fellows of Harvard College 3.619% 10/1/2037	27,000	23,869
University of Notre Dame du Lac 3.438% 2/15/2045	91,000	70,086
University of Southern California 2.945% 10/1/2051	314,000	204,826
University of Southern California 5.25% 10/1/2111	55,000	50,246
William Marsh Rice University 3.774% 5/15/2055	50,000	37,648
		1,263,694
Hotels, Restaurants & Leisure - 0.0%
Metropolitan Museum of Art/The 3.4% 7/1/2045	82,000	61,266
Specialty Retail - 0.2%
AutoNation Inc 3.85% 3/1/2032	2,004,000	1,872,223
AutoNation Inc 4.75% 6/1/2030	96,000	95,338
AutoZone Inc 3.75% 6/1/2027	159,000	158,044
AutoZone Inc 4% 4/15/2030	996,000	970,957
Lowe's Cos Inc 1.3% 4/15/2028	220,000	207,945
Lowe's Cos Inc 1.7% 10/15/2030	334,000	295,462
Lowe's Cos Inc 3.35% 4/1/2027	85,000	84,366
Lowe's Cos Inc 3.65% 4/5/2029	294,000	287,137
Lowe's Cos Inc 3.7% 4/15/2046	96,000	72,142
Lowe's Cos Inc 3.75% 4/1/2032	899,000	852,083
Lowe's Cos Inc 4.05% 5/3/2047	315,000	246,259
O'Reilly Automotive Inc 4.2% 4/1/2030	148,000	145,612
O'Reilly Automotive Inc 5.1% 3/12/2036	1,057,000	1,047,233
		6,334,801
TOTAL CONSUMER DISCRETIONARY		11,095,410
Consumer Staples - 0.2%
Beverages - 0.0%
Molson Coors Beverage Co 3% 7/15/2026	1,419,000	1,418,209
Consumer Staples Distribution & Retail - 0.2%
Mars Inc 4.8% 3/1/2030 (g)	2,279,000	2,285,789
Mars Inc 5% 3/1/2032 (g)	1,711,000	1,723,040
Mars Inc 5.2% 3/1/2035 (g)	1,422,000	1,427,654
		5,436,483
Food Products - 0.0%
General Mills Inc 2.875% 4/15/2030	289,000	270,678
General Mills Inc 3% 2/1/2051	168,000	106,120
General Mills Inc 4.2% 4/17/2028	472,000	468,975
		845,773
Tobacco - 0.0%
Philip Morris International Inc 3.875% 8/21/2042	132,000	107,663
Philip Morris International Inc 4.125% 3/4/2043	274,000	230,037
Philip Morris International Inc 4.875% 11/15/2043	165,000	149,974
Philip Morris International Inc 6.375% 5/16/2038	40,000	43,747
		531,421
TOTAL CONSUMER STAPLES		8,231,886
Energy - 1.2%
Energy Equipment & Services - 0.0%
Halliburton Co 2.92% 3/1/2030	264,000	247,798
Halliburton Co 4.85% 11/15/2035	270,000	262,168
Halliburton Co 5% 11/15/2045	207,000	185,364
Halliburton Co 7.45% 9/15/2039	41,000	47,908
		743,238
Oil, Gas & Consumable Fuels - 1.2%
Cheniere Energy Partners LP 5.35% 11/30/2036 (g)	1,506,000	1,498,291
Columbia Pipelines Holding Co LLC 4.999% 11/17/2032 (g)	3,600,000	3,560,128
Columbia Pipelines Operating Co LLC 5.927% 8/15/2030 (g)	432,000	448,656
Columbia Pipelines Operating Co LLC 6.036% 11/15/2033 (g)	1,163,000	1,220,999
Columbia Pipelines Operating Co LLC 6.497% 8/15/2043 (g)	348,000	370,233
Columbia Pipelines Operating Co LLC 6.544% 11/15/2053 (g)	626,000	666,247
Columbia Pipelines Operating Co LLC 6.714% 8/15/2063 (g)	375,000	408,113
DCP Midstream Operating LP 6.45% 11/3/2036 (g)	311,000	330,068
DCP Midstream Operating LP 6.75% 9/15/2037 (g)	1,205,000	1,313,734
Energy Transfer LP 3.75% 5/15/2030	750,000	722,249
Energy Transfer LP 3.9% 7/15/2026	206,000	205,958
Energy Transfer LP 5% 5/15/2050	798,000	675,399
Energy Transfer LP 5.15% 3/15/2045	219,000	195,351
Energy Transfer LP 5.25% 4/15/2029	258,000	261,444
Energy Transfer LP 5.3% 4/1/2044	159,000	145,318
Energy Transfer LP 5.8% 6/15/2038	523,000	533,503
Hess Corp 5.8% 4/1/2047	117,000	118,252
Hess Corp 7.125% 3/15/2033	126,000	141,613
Hess Corp 7.3% 8/15/2031	168,000	187,016
Hess Corp 7.875% 10/1/2029	551,000	603,953
Marathon Petroleum Corp 4.5% 4/1/2048	160,000	129,281
Marathon Petroleum Corp 6.5% 3/1/2041	27,000	28,947
MPLX LP 4.125% 3/1/2027	259,000	258,381
MPLX LP 4.8% 2/15/2029	393,000	393,846
MPLX LP 5.2% 3/1/2047	168,000	151,624
MPLX LP 5.5% 2/15/2049	662,000	610,086
Occidental Petroleum Corp 6.2% 3/15/2040	214,000	222,050
Occidental Petroleum Corp 6.45% 9/15/2036	578,000	620,048
Occidental Petroleum Corp 6.6% 3/15/2046	526,000	561,464
Occidental Petroleum Corp 7.5% 5/1/2031	964,000	1,066,761
ONEOK Inc 4.25% 9/24/2027	820,000	816,954
ONEOK Inc 4.4% 10/15/2029	858,000	848,732
ONEOK Inc 4.75% 10/15/2031	1,669,000	1,649,765
Ovintiv Inc 6.5% 2/1/2038	244,000	256,964
Phillips 66 4.875% 11/15/2044	27,000	24,054
Phillips 66 5.875% 5/1/2042	260,000	263,541
Plains All American Pipeline LP / PAA Finance Corp 3.55% 12/15/2029	166,000	159,801
Plains All American Pipeline LP / PAA Finance Corp 4.7% 1/15/2031	2,117,000	2,098,700
Plains All American Pipeline LP / PAA Finance Corp 4.9% 2/15/2045	52,000	45,958
Plains All American Pipeline LP / PAA Finance Corp 6.65% 1/15/2037	77,000	83,079
Rio Grande LNG LLC 5.25% 6/30/2031 (g)	646,000	645,891
Rio Grande LNG LLC 5.5% 1/30/2034 (g)	822,000	817,693
Rio Grande LNG LLC 5.75% 6/30/2036 (g)	1,870,000	1,863,435
Sabine Pass Liquefaction LLC 4.5% 5/15/2030	1,002,000	992,309
Spectra Energy Partners LP 3.375% 10/15/2026	447,000	445,710
Targa Resources Corp 4.35% 1/15/2029	895,000	888,204
Targa Resources Corp 4.35% 4/15/2031	1,047,000	1,022,818
Targa Resources Corp 4.9% 9/15/2030	1,171,000	1,173,574
Targa Resources Corp 5.65% 2/15/2036	2,819,000	2,865,560
Transcontinental Gas Pipe Line Co LLC 3.25% 5/15/2030	288,000	273,461
Western Gas Partners LP 4.5% 3/1/2028	251,000	249,881
Western Gas Partners LP 4.75% 8/15/2028	145,000	144,692
Western Gas Partners LP 5.7% 7/1/2036	2,615,000	2,619,705
Williams Cos Inc/The 3.5% 11/15/2030	1,068,000	1,013,797
Williams Cos Inc/The 4.65% 8/15/2032	2,571,000	2,532,621
		41,445,912
TOTAL ENERGY		42,189,150
Financials - 8.8%
Banks - 4.2%
Bank of America Corp 2.299% 7/21/2032 (d)	2,174,000	1,920,452
Bank of America Corp 2.651% 3/11/2032 (d)	506,000	458,739
Bank of America Corp 2.687% 4/22/2032 (d)	246,000	222,830
Bank of America Corp 3.194% 7/23/2030 (d)	1,318,000	1,259,679
Bank of America Corp 3.419% 12/20/2028 (d)	3,213,000	3,159,293
Bank of America Corp 3.705% 4/24/2028 (d)	241,000	239,366
Bank of America Corp 4.25% 10/22/2026	645,000	645,045
Bank of America Corp 4.271% 7/23/2029 (d)	494,000	490,104
Bank of America Corp 4.443% 1/20/2048 (d)	418,000	355,929
Bank of America Corp 4.571% 4/27/2033 (d)	10,000,000	9,802,428
Bank of America Corp 4.623% 5/9/2029 (d)	6,247,000	6,243,989
Bank of America Corp 5.015% 7/22/2033 (d)	14,951,000	14,973,176
Citigroup Inc 4.3% 11/20/2026	218,000	218,054
Citigroup Inc 4.412% 3/31/2031 (d)	1,601,000	1,577,991
Citigroup Inc 4.45% 9/29/2027	3,118,000	3,112,950
Citigroup Inc 4.91% 5/24/2033 (d)	11,248,000	11,190,584
Citigroup Inc 6.27% 11/17/2033 (d)	5,000,000	5,330,563
Citizens Financial Group Inc 2.638% 9/30/2032	662,000	565,484
Citizens Financial Group Inc 5.718% 7/23/2032 (d)	4,546,000	4,665,945
Fifth Third Bancorp 4.895% 9/6/2030 (d)	3,500,000	3,505,189
JPMorgan Chase & Co 1.47% 9/22/2027 (d)	821,000	815,537
JPMorgan Chase & Co 1.953% 2/4/2032 (d)	440,000	387,306
JPMorgan Chase & Co 2.522% 4/22/2031 (d)	329,000	303,275
JPMorgan Chase & Co 2.545% 11/8/2032 (d)	642,000	570,952
JPMorgan Chase & Co 2.956% 5/13/2031 (d)	884,000	825,371
JPMorgan Chase & Co 3.882% 7/24/2038 (d)	123,000	108,702
JPMorgan Chase & Co 4.347% 1/22/2032 (d)	3,500,000	3,428,531
JPMorgan Chase & Co 4.493% 3/24/2031 (d)	1,607,000	1,592,866
JPMorgan Chase & Co 4.586% 4/26/2033 (d)	8,275,000	8,147,769
JPMorgan Chase & Co 4.898% 1/22/2037 (d)	2,300,000	2,239,704
JPMorgan Chase & Co 4.912% 7/25/2033 (d)	15,028,000	15,010,075
JPMorgan Chase & Co 5.103% 4/22/2031 (d)	2,338,000	2,364,399
JPMorgan Chase & Co 5.572% 4/22/2036 (d)	2,777,000	2,854,862
Morgan Stanley Private Bank NA 4.734% 7/18/2031 (d)	6,399,000	6,370,135
PNC Financial Services Group Inc/The 1.15% 8/13/2026	345,000	343,878
PNC Financial Services Group Inc/The 2.6% 7/23/2026	667,000	666,405
Santander Holdings USA Inc 2.49% 1/6/2028 (d)	717,000	709,140
Wells Fargo & Co 3% 10/23/2026	557,000	554,743
Wells Fargo & Co 3.584% 5/22/2028 (d)	287,000	284,601
Wells Fargo & Co 4.478% 4/4/2031 (d)	1,796,000	1,776,643
Wells Fargo & Co 4.897% 7/25/2033 (d)	13,435,000	13,349,746
Wells Fargo & Co 5.15% 4/23/2031 (d)	9,468,000	9,567,383
Wells Fargo & Co 5.244% 1/24/2031 (d)	4,588,000	4,650,671
Wells Fargo & Co 5.605% 4/23/2036 (d)	2,798,000	2,868,008
		149,728,492
Capital Markets - 2.6%
Athene Global Funding 5.339% 1/15/2027 (g)	4,421,000	4,437,069
Athene Global Funding 5.583% 1/9/2029 (g)	2,898,000	2,939,686
Athene Global Funding U.S. SOFR Index + 0.95%, 4.5734% 4/19/2027 (c)(d)(g)	3,520,000	3,525,849
Equitable America Global Funding 5.125% 6/15/2031 (g)	6,924,000	6,948,395
Goldman Sachs Group Inc/The 2.383% 7/21/2032 (d)	1,960,000	1,732,273
Goldman Sachs Group Inc/The 3.102% 2/24/2033 (d)	16,994,000	15,392,126
Goldman Sachs Group Inc/The 3.691% 6/5/2028 (d)	5,717,000	5,668,350
Goldman Sachs Group Inc/The 3.8% 3/15/2030	1,945,000	1,882,256
Morgan Stanley 1.512% 7/20/2027 (d)	270,000	269,558
Morgan Stanley 3.591% 7/22/2028 (d)	984,000	973,231
Morgan Stanley 3.622% 4/1/2031 (d)	1,260,000	1,206,663
Morgan Stanley 4.708% 3/12/2032 (d)	5,400,000	5,333,268
Morgan Stanley 4.889% 7/20/2033 (d)	10,161,000	10,083,837
Morgan Stanley 5.192% 4/17/2031 (d)	3,820,000	3,860,244
Morgan Stanley 5.664% 4/17/2036 (d)	1,681,000	1,725,700
Morgan Stanley 6.342% 10/18/2033 (d)	15,700,000	16,737,622
MSCI Inc 5.15% 3/15/2036	723,000	699,851
MSCI Inc 5.25% 9/1/2035	2,630,000	2,574,351
Sammons Financial Group Global Funding 5.1% 6/22/2031 (g)	7,310,000	7,279,575
		93,269,904
Consumer Finance - 0.8%
Ally Financial Inc 7.1% 11/15/2027	2,990,000	3,078,666
Capital One Financial Corp 3.273% 3/1/2030 (d)	783,000	754,036
Capital One Financial Corp 5.247% 7/26/2030 (d)	3,190,000	3,223,805
Capital One Financial Corp 5.468% 2/1/2029 (d)	2,078,000	2,103,821
Capital One Financial Corp 6.377% 6/8/2034 (d)	2,857,000	3,023,131
Ford Motor Credit Co LLC 4.97% 4/6/2029	694,000	686,950
Ford Motor Credit Co LLC 5.303% 9/6/2029	6,610,000	6,585,500
Stellantis Financial Services US Corp 4.95% 9/15/2028 (g)	4,842,000	4,805,871
Stellantis Financial Services US Corp 5.4% 6/15/2029 (g)	1,605,000	1,599,325
Stellantis Financial Services US Corp 5.8% 6/15/2031 (g)	2,321,000	2,293,956
Synchrony Financial 3.7% 8/4/2026	129,000	128,816
Synchrony Financial 3.95% 12/1/2027	780,000	772,086
		29,055,963
Financial Services - 0.4%
Corebridge Financial Inc 3.65% 4/5/2027	4,362,000	4,333,679
Corebridge Financial Inc 3.85% 4/5/2029	355,000	346,946
Corebridge Financial Inc 3.9% 4/5/2032	1,323,000	1,241,463
Corebridge Financial Inc 4.35% 4/5/2042	96,000	80,971
Corebridge Financial Inc 6.05% 9/15/2033	285,000	297,783
Equitable Holdings Inc 4.35% 4/20/2028	252,000	250,349
Equitable Holdings Inc 4.572% 2/15/2029 (g)	3,685,000	3,645,160
Jackson Financial Inc 3.125% 11/23/2031	304,000	272,203
Jackson Financial Inc 5.17% 6/8/2027	1,172,000	1,176,644
Jackson Financial Inc 5.67% 6/8/2032	1,260,000	1,268,737
Pine Street Trust II 5.568% 2/15/2049 (g)	716,000	665,097
Sammons Financial Group Inc 5.95% 6/15/2036 (g)	1,809,000	1,811,865
		15,390,897
Insurance - 0.8%
Aon Global Ltd 4.6% 6/14/2044	44,000	38,307
Athene Holding Ltd 3.5% 1/15/2031	187,000	175,176
Corebridge Global Funding 4.9% 12/3/2029 (g)	4,000,000	4,001,059
Corebridge Global Funding 5.9% 9/19/2028 (g)	1,806,000	1,846,959
Five Corners Funding Trust II 2.85% 5/15/2030 (g)	1,385,000	1,289,337
Grand River Funding Trust I 6.311% 2/15/2036 (g)	2,737,000	2,745,321
Jackson National Life Global Funding 5.25% 6/16/2031 (g)	4,291,000	4,284,803
Liberty Mutual Group Inc 4.569% 2/1/2029 (g)	514,000	511,258
Liberty Mutual Group Inc 5.25% 5/1/2036 (g)	1,577,000	1,558,645
Lincoln National Corp 3.625% 12/12/2026	165,000	164,446
MetLife Inc 5.3% 12/15/2034	2,696,000	2,744,771
Prudential Financial Inc 5.125% 3/1/2052 (d)	115,000	112,726
Reinsurance Group of America Inc 5.75% 9/15/2034	3,500,000	3,581,577
Reinsurance Group of America Inc 6% 9/15/2033	4,140,000	4,317,107
Unum Group 4% 6/15/2029	554,000	542,112
Unum Group 4.046% 8/15/2041 (g)	111,000	89,795
Unum Group 5.75% 8/15/2042	867,000	859,690
		28,863,089
TOTAL FINANCIALS		316,308,345
Health Care - 0.9%
Biotechnology - 0.0%
Amgen Inc 2.6% 8/19/2026	288,000	287,395
Health Care Equipment & Supplies - 0.2%
Medline Borrower LP/Medline Co-Issuer Inc 5% 6/15/2031 (g)	4,000,000	3,980,775
Medline Borrower LP/Medline Co-Issuer Inc 5.25% 6/15/2033 (g)	1,629,000	1,619,345
VSP Optical Group Inc 5.4% 6/1/2033 (g)	991,000	993,501
VSP Optical Group Inc 5.65% 6/1/2036 (g)	1,014,000	1,018,788
		7,612,409
Health Care Providers & Services - 0.7%
Allina Health System 3.887% 4/15/2049	182,000	138,187
Banner Health 2.913% 1/1/2051	377,000	229,700
Centene Corp 2.45% 7/15/2028	1,232,000	1,170,735
Centene Corp 2.625% 8/1/2031	575,000	501,158
Centene Corp 3.375% 2/15/2030	640,000	596,470
Centene Corp 4.25% 12/15/2027	391,000	388,946
Centene Corp 4.625% 12/15/2029	1,121,000	1,087,422
Children's Hospital of Philadelphia/The 2.704% 7/1/2050	277,000	172,042
Cigna Group/The 4.8% 8/15/2038	1,120,000	1,061,432
CVS Health Corp 3% 8/15/2026	532,000	530,968
CVS Health Corp 3.25% 8/15/2029	482,000	461,560
CVS Health Corp 3.625% 4/1/2027	225,000	223,691
CVS Health Corp 4.78% 3/25/2038	749,000	702,232
CVS Health Corp 4.875% 7/20/2035	85,000	82,400
CVS Health Corp 5% 1/30/2029	1,255,000	1,266,373
CVS Health Corp 5% 9/15/2032	985,000	987,193
CVS Health Corp 5.05% 3/25/2048	751,000	663,339
CVS Health Corp 5.125% 7/20/2045	242,000	219,176
CVS Health Corp 5.25% 1/30/2031	515,000	523,726
CVS Health Corp 5.3% 12/5/2043	120,000	111,924
Franciscan Missionaries of Our Lady Health System Inc 3.914% 7/1/2049	292,000	220,566
HCA Inc 3.5% 9/1/2030	6,450,000	6,118,708
HCA Inc 3.625% 3/15/2032	333,000	309,976
HCA Inc 5.875% 2/1/2029	1,674,000	1,712,394
Integris Baptist Medical Center Inc 3.875% 8/15/2050	313,000	231,885
Kaiser Foundation Hospitals 3.266% 11/1/2049	251,000	174,208
Kaiser Foundation Hospitals 4.15% 5/1/2047	180,000	147,948
Kaiser Foundation Hospitals 4.875% 4/1/2042	49,000	46,242
Mass General Brigham Inc 4.117% 7/1/2055	96,000	75,100
Memorial Sloan-Kettering Cancer Center 4.2% 7/1/2055	82,000	65,452
MyMichigan Health 3.409% 6/1/2050	129,000	90,088
New York and Presbyterian Hospital/The 4.024% 8/1/2045	96,000	79,085
New York and Presbyterian Hospital/The 4.063% 8/1/2056	72,000	56,037
Novant Health Inc 3.168% 11/1/2051	227,000	149,843
NYU Langone Hospitals 4.784% 7/1/2044	208,000	191,265
Orlando Health Obligated Group 3.327% 10/1/2050	208,000	146,185
Piedmont Healthcare Inc 2.719% 1/1/2042	42,000	29,650
Providence St Joseph Health Obligated Group 2.7% 10/1/2051	74,000	43,318
Sabra Health Care LP 3.2% 12/1/2031	1,175,000	1,065,479
Sutter Health 3.361% 8/15/2050	504,000	353,172
Toledo Hospital/The Series 2018 B, 5.325% 11/15/2028	265,000	265,770
Trinity Health Corp 2.632% 12/1/2040	121,000	87,747
West Virginia United Health System Obligated Group 3.129% 6/1/2050	170,000	108,970
		22,887,762
Pharmaceuticals - 0.0%
Elanco Animal Health Inc 6.65% 8/28/2028 (d)	168,000	172,404
Mylan Inc 4.55% 4/15/2028	502,000	498,847
		671,251
TOTAL HEALTH CARE		31,458,817
Industrials - 0.6%
Aerospace & Defense - 0.4%
Boeing Co 2.7% 2/1/2027	217,000	214,632
Boeing Co 2.95% 2/1/2030	278,000	261,561
Boeing Co 3.625% 3/1/2048	110,000	78,681
Boeing Co 3.65% 3/1/2047	76,000	54,939
Boeing Co 3.75% 2/1/2050	424,000	309,346
Boeing Co 5.04% 5/1/2027	372,000	373,066
Boeing Co 5.15% 5/1/2030	706,000	714,607
Boeing Co 5.705% 5/1/2040	1,466,000	1,490,696
Boeing Co 5.805% 5/1/2050	869,000	858,542
Boeing Co 5.93% 5/1/2060	372,000	365,927
Boeing Co 6.259% 5/1/2027	654,000	662,685
Boeing Co 6.298% 5/1/2029	838,000	872,390
Boeing Co 6.388% 5/1/2031	635,000	674,719
Boeing Co 6.528% 5/1/2034	679,000	738,694
Boeing Co 6.858% 5/1/2054	1,023,000	1,149,721
Boeing Co 6.875% 3/15/2039	90,000	100,724
Boeing Co 7.008% 5/1/2064	965,000	1,097,440
Hexcel Corp 4.9% 5/15/2031	2,499,000	2,491,459
		12,509,829
Building Products - 0.0%
Carrier Global Corp 2.493% 2/15/2027	245,000	242,249
Carrier Global Corp 2.722% 2/15/2030	427,000	399,255
Carrier Global Corp 3.377% 4/5/2040	171,000	137,426
Carrier Global Corp 3.577% 4/5/2050	131,000	95,366
Carrier Global Corp 5.9% 3/15/2034	284,000	299,426
Carrier Global Corp 6.2% 3/15/2054	176,000	188,765
Trane Technologies Holdco Inc 3.75% 8/21/2028	127,000	125,400
Trane Technologies Holdco Inc 4.3% 2/21/2048	136,000	113,265
		1,601,152
Ground Transportation - 0.1%
Uber Technologies Inc 4.15% 1/15/2031	1,645,000	1,606,319
Uber Technologies Inc 4.8% 9/15/2035	1,297,000	1,261,401
		2,867,720
Industrial Conglomerates - 0.0%
Trane Technologies Financing Ltd 3.8% 3/21/2029	393,000	386,277
Trane Technologies Financing Ltd 4.65% 11/1/2044	165,000	147,120
		533,397
Professional Services - 0.0%
Paychex Inc 5.1% 4/15/2030	284,000	286,445
Paychex Inc 5.35% 4/15/2032	395,000	399,706
Paychex Inc 5.6% 4/15/2035	309,000	312,231
Verisk Analytics Inc 4.45% 3/15/2031	473,000	463,158
		1,461,540
Trading Companies & Distributors - 0.1%
Sumisho Air Lease Corp 4.4% 3/24/2028 (g)	1,328,000	1,320,834
Sumisho Air Lease Corp 4.5% 3/24/2029 (g)	1,315,000	1,303,843
Sumisho Air Lease Corp 4.85% 3/24/2031 (g)	1,649,000	1,631,800
		4,256,477
TOTAL INDUSTRIALS		23,230,115
Information Technology - 1.0%
Electronic Equipment, Instruments & Components - 0.4%
Dell International LLC / EMC Corp 4.5% 2/15/2031	3,271,000	3,225,589
Dell International LLC / EMC Corp 4.75% 10/6/2032	2,181,000	2,155,245
Dell International LLC / EMC Corp 4.9% 10/1/2026	259,000	259,106
Dell International LLC / EMC Corp 5% 2/15/2034	2,275,000	2,245,579
Dell International LLC / EMC Corp 5.1% 2/15/2036	3,460,000	3,410,435
Dell International LLC / EMC Corp 5.25% 2/15/2037	2,903,000	2,857,821
Dell International LLC / EMC Corp 5.3% 10/1/2029	690,000	701,539
Dell International LLC / EMC Corp 6.1% 7/15/2027	298,000	302,774
Dell International LLC / EMC Corp 6.2% 7/15/2030	258,000	270,711
Dell International LLC / EMC Corp 8.1% 7/15/2036	287,000	341,379
Dell International LLC / EMC Corp 8.35% 7/15/2046	141,000	178,219
		15,948,397
Semiconductors & Semiconductor Equipment - 0.4%
Broadcom Corp / Broadcom Cayman Finance Ltd 3.5% 1/15/2028	192,000	189,439
Broadcom Inc 1.95% 2/15/2028	209,000	201,080
Broadcom Inc 2.45% 2/15/2031	2,705,000	2,447,451
Broadcom Inc 2.6% 2/15/2033	1,777,000	1,544,688
Broadcom Inc 3.419% 4/15/2033	160,000	145,854
Broadcom Inc 3.469% 4/15/2034	117,000	105,065
Broadcom Inc 3.5% 2/15/2041	1,275,000	1,018,727
Broadcom Inc 4.3% 11/15/2032	344,000	333,196
Broadcom Inc 4.75% 4/15/2029	469,000	471,697
Broadcom Inc 4.95% 1/15/2036	7,110,000	6,983,434
		13,440,631
Software - 0.2%
Oracle Corp 4.45% 9/26/2030	1,243,000	1,199,950
Oracle Corp 4.8% 9/26/2032	2,073,000	1,972,483
Oracle Corp 5.2% 9/26/2035	1,887,000	1,766,621
Oracle Corp 5.875% 9/26/2045	1,164,000	1,018,933
Oracle Corp 5.95% 9/26/2055	1,459,000	1,239,885
Oracle Corp 6.1% 9/26/2065	1,502,000	1,256,637
		8,454,509
TOTAL INFORMATION TECHNOLOGY		37,843,537
Materials - 0.1%
Chemicals - 0.1%
Celanese US Holdings LLC 7.35% 11/15/2028 (d)	943,000	982,087
Celanese US Holdings LLC 7.55% 11/15/2030 (d)	1,533,000	1,624,934
Celanese US Holdings LLC 7.7% 11/15/2033 (d)	895,000	956,248
TOTAL MATERIALS		3,563,269
Real Estate - 2.2%
Diversified REITs - 0.3%
Piedmont Operating Partnership LP 2.75% 4/1/2032	184,000	157,549
Store Capital LLC 2.75% 11/18/2030	6,596,000	5,958,833
Store Capital LLC 4.625% 3/15/2029	225,000	222,501
VICI Properties LP 4.75% 2/15/2028	964,000	963,692
VICI Properties LP 4.75% 4/1/2028	522,000	521,506
VICI Properties LP 4.95% 2/15/2030	1,228,000	1,224,632
VICI Properties LP 5.125% 5/15/2032	823,000	816,233
VICI Properties LP 5.75% 4/1/2034	377,000	382,807
WP Carey Inc 2.4% 2/1/2031	477,000	428,970
		10,676,723
Health Care REITs - 0.3%
Alexandria Real Estate Equities Inc 2% 5/18/2032	254,000	213,908
Alexandria Real Estate Equities Inc 4.9% 12/15/2030	523,000	521,974
Healthcare Realty Holdings LP 3.1% 2/15/2030	165,000	155,288
Healthpeak OP LLC 3% 1/15/2030	343,000	323,439
Healthpeak OP LLC 3.25% 7/15/2026	72,000	71,968
Healthpeak OP LLC 3.5% 7/15/2029	82,000	79,166
Omega Healthcare Investors Inc 3.25% 4/15/2033	2,605,000	2,314,608
Omega Healthcare Investors Inc 3.375% 2/1/2031	516,000	479,061
Omega Healthcare Investors Inc 3.625% 10/1/2029	742,000	711,669
Omega Healthcare Investors Inc 4.5% 4/1/2027	2,294,000	2,292,484
Omega Healthcare Investors Inc 4.75% 1/15/2028	801,000	800,694
Ventas Realty LP 3% 1/15/2030	958,000	903,728
Ventas Realty LP 3.25% 10/15/2026	96,000	95,701
Ventas Realty LP 4% 3/1/2028	876,000	867,281
Ventas Realty LP 4.75% 11/15/2030	1,258,000	1,252,476
		11,083,445
Office REITs - 0.1%
Boston Properties LP 2.75% 10/1/2026	192,000	191,374
Boston Properties LP 3.25% 1/30/2031	1,011,000	937,966
COPT Defense Properties LP 2% 1/15/2029	228,000	213,174
COPT Defense Properties LP 2.75% 4/15/2031	310,000	281,178
COPT Defense Properties LP 4.5% 10/15/2030	331,000	326,145
Hudson Pacific Properties LP 4.65% 4/1/2029	972,000	920,709
		2,870,546
Real Estate Management & Development - 0.4%
Brandywine Operating Partnership LP 3.95% 11/15/2027	579,000	565,545
Brandywine Operating Partnership LP 4.55% 10/1/2029	734,000	690,076
Brandywine Operating Partnership LP 8.3% 3/15/2028	2,672,000	2,782,405
CBRE Services Inc 2.5% 4/1/2031	699,000	627,595
Extra Space Storage LP 4.95% 1/15/2033	4,608,000	4,560,987
Tanger Properties LP 2.75% 9/1/2031	6,551,000	5,888,934
Tanger Properties LP 3.125% 9/1/2026	767,000	765,288
Tanger Properties LP 3.875% 7/15/2027	170,000	168,892
		16,049,722
Residential REITs - 0.7%
American Homes 4 Rent LP 2.375% 7/15/2031	95,000	84,038
American Homes 4 Rent LP 3.625% 4/15/2032	389,000	361,344
American Homes 4 Rent LP 4.25% 2/15/2028	264,000	262,063
American Homes 4 Rent LP 4.95% 6/15/2030	7,639,000	7,659,646
Invitation Homes Operating Partnership LP 4.15% 4/15/2032	6,299,000	5,994,851
Invitation Homes Operating Partnership LP 4.95% 1/15/2033	4,255,000	4,194,747
Sun Communities Operating LP 2.3% 11/1/2028	210,000	199,105
Sun Communities Operating LP 2.7% 7/15/2031	6,542,000	5,888,479
		24,644,273
Retail REITs - 0.4%
Brixmor Operating Partnership LP 4.05% 7/1/2030	6,304,000	6,128,038
Brixmor Operating Partnership LP 4.125% 5/15/2029	819,000	806,876
Kite Realty Group Trust 4.75% 9/15/2030	1,220,000	1,214,623
Phillips Edison Grocery Center Operating Partnership I LP 4.75% 3/15/2033	974,000	954,945
Phillips Edison Grocery Center Operating Partnership I LP 5.75% 7/15/2034	5,482,000	5,661,403
Realty Income Corp 2.85% 12/15/2032	123,000	109,389
Realty Income Corp 3.25% 1/15/2031	128,000	120,370
		14,995,644
TOTAL REAL ESTATE		80,320,353
Utilities - 1.3%
Electric Utilities - 0.9%
AEP Texas Inc 5.2% 4/15/2036	700,000	690,435
Alabama Power Co 1.45% 9/15/2030	500,000	440,033
Alabama Power Co 3.05% 3/15/2032	828,000	759,247
Alabama Power Co 3.7% 12/1/2047	162,000	121,712
Alabama Power Co 3.75% 3/1/2045	27,000	20,977
Alabama Power Co 4.15% 8/15/2044	127,000	105,209
Alabama Power Co 4.3% 7/15/2048	161,000	131,696
Alabama Power Co 5.2% 6/1/2041	106,000	103,105
Appalachian Power Co 4.45% 6/1/2045	165,000	137,392
Appalachian Power Co 4.5% 3/1/2049	251,000	206,635
Baltimore Gas and Electric Co 2.9% 6/15/2050	220,000	138,435
Baltimore Gas and Electric Co 3.5% 8/15/2046	69,000	50,299
Cleco Corporate Holdings LLC 3.375% 9/15/2029	433,000	407,355
Commonwealth Edison Co 3.2% 11/15/2049	467,000	315,639
Commonwealth Edison Co 3.65% 6/15/2046	78,000	58,762
Commonwealth Edison Co 3.7% 3/1/2045	85,000	65,644
Commonwealth Edison Co 3.75% 8/15/2047	169,000	127,049
Commonwealth Edison Co 4% 3/1/2048	187,000	146,479
Commonwealth Edison Co 4% 3/1/2049	164,000	128,346
Consolidated Edison Co of New York Inc 3.35% 4/1/2030	99,000	94,602
Consolidated Edison Co of New York Inc 3.875% 6/15/2047	78,000	59,634
Consolidated Edison Co of New York Inc 4.45% 3/15/2044	219,000	189,189
Consolidated Edison Co of New York Inc 4.5% 5/15/2058	260,000	210,154
Consolidated Edison Co of New York Inc 4.65% 12/1/2048	287,000	244,887
Consolidated Edison Co of New York Inc 5.5% 12/1/2039	69,000	69,302
Duke Energy Carolinas LLC 2.85% 3/15/2032	83,000	75,220
Duke Energy Carolinas LLC 3.2% 8/15/2049	219,000	148,316
Duke Energy Carolinas LLC 3.75% 6/1/2045	55,000	42,628
Duke Energy Carolinas LLC 3.875% 3/15/2046	107,000	83,561
Duke Energy Carolinas LLC 4% 9/30/2042	103,000	85,432
Duke Energy Corp 2.45% 6/1/2030	529,000	486,602
Duke Energy Corp 2.65% 9/1/2026	366,000	364,976
Duke Energy Corp 4.2% 6/15/2049	260,000	202,777
Duke Energy Corp 4.8% 12/15/2045	76,000	66,493
Duke Energy Florida LLC 3.4% 10/1/2046	69,000	49,893
Duke Energy Ohio Inc 4.3% 2/1/2049	744,000	603,349
Duke Energy Progress LLC 3.4% 4/1/2032	334,000	311,178
Duke Energy Progress LLC 4.15% 12/1/2044	49,000	40,343
Duke Energy Progress LLC 4.375% 3/30/2044	55,000	46,724
Duquesne Light Holdings Inc 2.532% 10/1/2030 (g)	166,000	148,712
Duquesne Light Holdings Inc 2.775% 1/7/2032 (g)	846,000	745,068
Entergy Corp 2.95% 9/1/2026	129,000	128,728
Entergy Corp 3.75% 6/15/2050	113,000	82,270
Entergy Louisiana LLC 4.2% 9/1/2048	87,000	70,110
Entergy Tex Inc 3.55% 9/30/2049	111,000	79,225
Entergy Tex Inc 4% 3/30/2029	485,000	477,889
Exelon Corp 2.75% 3/15/2027	183,000	180,985
Exelon Corp 3.35% 3/15/2032	222,000	205,415
Exelon Corp 4.05% 4/15/2030	218,000	212,778
Exelon Corp 5.1% 6/15/2045	30,000	27,381
FirstEnergy Corp 2.25% 9/1/2030	370,000	333,066
FirstEnergy Corp 3.4% 3/1/2050	100,000	68,071
FirstEnergy Corp 3.9% 7/15/2027 (h)	233,000	231,668
FirstEnergy Corp 4.85% 7/15/2047 (h)	129,000	112,106
FirstEnergy Transmission LLC 4.75% 1/15/2033	6,262,000	6,138,229
Interstate Power and Light Co 2.3% 6/1/2030	381,000	349,129
IPALCO Enterprises Inc 4.25% 5/1/2030	1,025,000	994,539
Pacific Gas and Electric Co 3.25% 6/1/2031	167,000	154,048
Pacific Gas and Electric Co 4.2% 6/1/2041	834,000	682,984
Pacific Gas and Electric Co 4.55% 7/1/2030	1,037,586	1,021,676
Pacific Gas and Electric Co 4.75% 2/15/2044	33,000	27,943
Potomac Electric Power Co 6.5% 11/15/2037	104,000	114,134
Progress Energy Inc 6% 12/1/2039	143,000	148,851
Puget Sound Energy Inc 4.3% 5/20/2045	176,000	146,563
Southern Co/The 3.25% 7/1/2026	302,000	302,000
Southern Co/The 4.4% 7/1/2046	201,000	167,992
Southern Co/The 4.85% 3/15/2035	4,500,000	4,395,302
Southwestern Electric Power Co 5.2% 4/1/2036	1,134,000	1,119,027
Southwestern Electric Power Co 5.3% 4/1/2033	1,371,000	1,389,137
Tampa Electric Co 4.45% 6/15/2049	321,000	266,683
Tampa Electric Co 6.15% 5/15/2037	172,000	181,874
Virginia Electric and Power Co 3.8% 4/1/2028	409,000	403,998
Vistra Operations Co LLC 4.55% 10/30/2028 (g)	502,000	498,764
Vistra Operations Co LLC 5% 4/30/2031 (g)	1,232,000	1,222,686
Vistra Operations Co LLC 5.25% 4/30/2033 (g)	1,306,000	1,296,335
Vistra Operations Co LLC 5.55% 4/30/2036 (g)	2,361,000	2,348,934
Wisconsin Electric Power Co 4.25% 6/1/2044	129,000	106,659
		34,210,668
Gas Utilities - 0.0%
Southern Co Gas Capital Corp 3.95% 10/1/2046	371,000	290,422
Independent Power and Renewable Electricity Producers - 0.1%
AES Corp/The 2.45% 1/15/2031	549,000	489,730
AES Corp/The 3.95% 7/15/2030 (g)	941,000	901,426
AES Corp/The 5.2% 7/15/2029	505,000	507,866
		1,899,022
Multi-Utilities - 0.3%
Berkshire Hathaway Energy Co 3.25% 4/15/2028	274,000	268,289
Berkshire Hathaway Energy Co 3.8% 7/15/2048	274,000	206,864
Berkshire Hathaway Energy Co 4.25% 10/15/2050	237,000	189,070
Berkshire Hathaway Energy Co 4.5% 2/1/2045	182,000	155,797
Berkshire Hathaway Energy Co 5.15% 11/15/2043	212,000	199,633
Delmarva Power & Light Co 4% 6/1/2042	110,000	90,448
NiSource Inc 1.7% 2/15/2031	444,000	387,294
NiSource Inc 2.95% 9/1/2029	1,074,000	1,020,049
NiSource Inc 3.6% 5/1/2030	1,800,000	1,727,729
NiSource Inc 4.75% 5/18/2031	1,033,000	1,028,780
NiSource Inc 5.3% 5/18/2036	2,663,000	2,664,809
Puget Energy Inc 4.1% 6/15/2030	1,710,000	1,655,027
Puget Energy Inc 4.224% 3/15/2032	756,000	725,647
		10,319,436
Water Utilities - 0.0%
American Water Capital Corp 3.45% 6/1/2029	167,000	161,953
American Water Capital Corp 6.593% 10/15/2037	179,000	199,928
		361,881
TOTAL UTILITIES		47,081,429
TOTAL UNITED STATES		659,097,168
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $785,200,402)		782,039,533

U.S. Government Agency - Mortgage Securities - 18.3%
	Principal Amount (a)	Value ($)
UNITED STATES - 18.3%
Fannie Mae 2% 11/1/2051	1,201,439	969,937
Fannie Mae 2% 3/1/2052	1,449,607	1,169,833
Fannie Mae 2.5% 6/1/2052	1,266,352	1,081,417
Fannie Mae 3% 10/1/2031	42,694	41,407
Fannie Mae 3% 11/1/2047	10,542	9,403
Fannie Mae 3.5% 2/1/2045	345,771	324,398
Fannie Mae 4% 4/1/2050	15,167	14,316
Fannie Mae 6.5% 7/1/2054	233,253	244,485
Fannie Mae 7% 6/1/2054	17,614	18,872
Fannie Mae 7% 7/1/2054	16,411	17,630
Fannie Mae 7% 8/1/2054	18,756	20,037
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.475%, 5.85% 5/1/2036 (c)(d)	1,840	1,886
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.48%, 6.105% 7/1/2034 (c)(d)	272	278
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.553%, 6.178% 6/1/2036 (c)(d)	308	317
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.5814%, 6.298% 11/1/2034 (c)(d)	28,345	29,103
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.667%, 6.099% 11/1/2036 (c)(d)	4,500	4,629
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.7%, 5.962% 6/1/2042 (c)(d)	2,977	3,097
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 6.08% 7/1/2035 (c)(d)	300	309
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.788%, 6.038% 2/1/2036 (c)(d)	2,039	2,106
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.8%, 6.478% 7/1/2041 (c)(d)	985	1,028
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.818%, 6.483% 7/1/2041 (c)(d)	2,005	2,093
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.818%, 6.568% 9/1/2041 (c)(d)	1,637	1,711
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.82%, 6.07% 12/1/2035 (c)(d)	2,268	2,346
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.83%, 6.58% 10/1/2041 (c)(d)	590	617
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.88%, 6.363% 11/1/2034 (c)(d)	2,235	2,301
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.95%, 6.434% 9/1/2036 (c)(d)	3,290	3,415
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.955%, 6.338% 7/1/2037 (c)(d)	1,459	1,517
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 1.945%, 5.929% 10/1/2033 (c)(d)	4,179	4,276
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.208%, 5.708% 3/1/2035 (c)(d)	406	418
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.2602%, 5.885% 8/1/2036 (c)(d)	5,323	5,502
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.275%, 6.377% 10/1/2033 (c)(d)	542	558
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.46%, 6.129% 5/1/2035 (c)(d)	754	778
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2036	710,556	636,245
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2041	36,508	30,830
Fannie Mae Mortgage pass-thru certificates 1.5% 10/1/2036	53,044	47,529
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	496,038	444,162
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	474,376	425,804
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	249,969	223,827
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	11,308	10,150
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	11,002	9,876
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2036	563,150	504,432
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2036	112,037	100,390
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2036	102,171	91,805
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2036	93,718	84,210
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2036	85,949	77,014
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2036	32,208	28,860
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2040	35,747	30,233
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2041	638,982	535,136
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2050	771,510	592,409
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2035	492,955	441,401
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2040	36,259	30,643
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2050	1,103,604	847,409
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2050	479,528	368,209
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2041	37,356	31,522
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2041	38,148	32,168
Fannie Mae Mortgage pass-thru certificates 1.5% 9/1/2035	632,596	567,823
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2051	754,240	608,672
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2030	5,774	5,543
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	386,296	312,224
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	301,941	244,044
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	68,971	56,436
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	435,331	355,257
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	370,714	302,989
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	18,533	14,933
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2036	66,681	60,904
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2050	248,533	200,644
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2050	246,014	198,841
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2050	50,908	41,337
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	431,392	350,560
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	45,899	37,456
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	31,784	25,977
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2035	49,475	45,112
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2040	138,049	120,408
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	251,833	203,230
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	198,408	161,107
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	15,279	12,488
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	2,585,277	2,100,052
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	706,740	564,818
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	500,415	408,683
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2028	207,792	204,554
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2036	494,653	453,805
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2036	45,894	42,104
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2036	31,674	29,088
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2036	30,861	28,341
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2036	16,232	14,917
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	127,266	103,499
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	321,109	261,644
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	50,123	40,825
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	21,444	17,493
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2037	133,280	122,149
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	16,001	12,953
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	2,113,924	1,705,936
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	747,359	607,322
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	532,253	433,686
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	478,271	389,402
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	184,303	150,403
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	48,955	39,874
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	33,394	27,241
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2041	65,256	56,835
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	9,798,540	7,907,421
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	410,706	331,183
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	280,392	226,101
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	21,782	17,802
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2052	784,112	641,600
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2036	46,438	42,603
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2042	2,395,049	2,079,632
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2036	53,599	49,173
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2041	630,551	545,623
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2041	46,642	40,617
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2036	58,432	53,552
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2041	457,952	396,244
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	1,003,608	811,479
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	63,046	51,370
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	1,156,155	934,462
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	681,146	548,834
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	30,651	24,793
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	17,313	14,004
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2028	3,166	3,096
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2035	10,173	9,352
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2050	3,931,925	3,179,207
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2050	87,612	70,909
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2051	110,815	90,432
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2051	50,119	40,414
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2050	227,148	183,592
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2051	93,935	75,747
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2031	7,458	7,201
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2031	4,702	4,543
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2031	2,426	2,339
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2032	151,909	145,761
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2032	48,706	47,028
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2032	45,462	44,045
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2032	10,113	9,698
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2033	13,415	12,768
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2033	8,245	7,856
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2035	65,977	61,922
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2043	189,680	167,031
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2047	27,450	23,544
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2047	9,004	7,723
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2050	49,026	41,637
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2051	3,537,788	3,028,877
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2051	230,206	195,148
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	580,930	495,185
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	434,807	370,222
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	99,685	84,566
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2054	1,690,286	1,428,122
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	140,792	135,272
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2032	25,052	23,894
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2034	22,625	21,350
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2039	34,679	31,399
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2039	4,778	4,322
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2043	7,487	6,581
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2050	998,376	853,823
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	267,141	226,625
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2029	2,682	2,614
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2029	1,398	1,370
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2030	1,028	994
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2031	100,510	96,569
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2031	9,381	9,057
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2034	91,146	85,629
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2039	8,754	7,915
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	1,092,520	974,378
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	439,747	391,720
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	348,372	310,867
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	318,874	285,263
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	272,516	242,989
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	95,501	85,368
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2049	60,250	51,168
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	1,330,535	1,128,742
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	1,014,277	860,449
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	123,598	105,394
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2026	248	246
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2029	2,524	2,462
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2029	1,547	1,509
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2030	10,416	10,105
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2030	2,081	2,018
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2031	257,435	247,016
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2031	3,500	3,358
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2033	7,760	7,394
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2049	608,700	516,954
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051 (f)	2,699,265	2,298,322
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	471,012	399,577
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2031	10,009	9,789
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2032	1,735	1,666
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2035	76,866	73,851
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2035	15,428	14,480
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2041	282,885	253,638
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2042	885,941	792,932
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2050	31,962	27,114
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2051	16,420	14,033
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2052	333,938	284,440
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2032	94,685	90,800
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2040	89,866	81,048
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2041	124,578	112,503
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2050	931,957	790,614
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2052	1,415,953	1,209,170
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2052	731,292	622,896
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2052	544,723	463,300
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2030	7,142	6,971
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2030	1,822	1,771
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2031	10,039	9,687
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2036	289,505	273,454
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2036	138,065	132,574
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2040	59,600	53,731
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2041	268,158	240,234
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2042	344,082	306,704
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2043	52,017	45,796
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2043	14,738	12,956
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2046	643	548
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2051	1,697,049	1,433,836
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2051	388,669	333,609
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	2,869,820	2,443,543
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	1,318,523	1,123,085
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	1,078,070	921,979
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	578,472	490,739
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	97,556	83,584
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2029	1,620	1,586
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2029	623	609
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2040	206,160	185,799
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2041	146,453	131,250
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2041	109,361	98,496
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2042	54,516	48,720
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2042	19,900	17,768
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2046	7,604	6,554
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2046	2,973	2,559
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	2,382,783	2,034,806
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	2,111,545	1,784,043
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	1,519,974	1,289,451
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	1,155,799	987,008
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2031	75,905	73,092
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2033	6,612	6,292
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2040	220,686	198,697
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2046	11,512	9,875
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2046	10,659	9,142
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2050	138,565	118,589
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2050	39,168	33,154
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2051	2,247,571	1,896,163
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2052	390,401	333,388
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2052	292,192	249,886
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2026	1	1
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2029	2,003	1,951
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2031	567,778	546,418
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2040	17,144	15,428
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2041	188,880	169,017
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2041	117,014	104,955
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2045	82,517	70,364
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2046	77,811	66,739
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2046	35,481	30,433
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2046	8,442	7,241
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2050	1,300,016	1,110,570
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2029	8,859	8,647
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2029	5,555	5,415
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2029	4,229	4,119
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2029	4,164	4,061
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2029	2,774	2,706
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2029	697	679
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2031	6,235	5,997
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2032	7,724	7,383
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2033	5,386	5,126
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2039	7,497	6,791
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2050	13,815	11,711
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	639,920	542,268
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	515,646	436,959
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	496,735	420,933
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2029	24,702	24,095
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2029	13,968	13,616
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2029	6,375	6,210
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2029	4,877	4,760
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2029	4,253	4,148
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2029	2,964	2,885
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2029	2,818	2,750
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2029	2,548	2,484
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2029	2,201	2,148
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2029	1,721	1,679
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2029	1,681	1,642
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2034	14,154	13,362
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2041	369,981	330,385
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2046	5,465	4,698
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2027	651	648
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2027	472	469
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2027	182	181
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2030	6,913	6,764
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2030	1,947	1,907
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2030	1,121	1,106
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2030	981	962
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2031	18,324	17,837
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2031	13,598	13,244
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2032	17,461	16,915
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2032	2,248	2,176
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2040	19,515	18,196
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	39,962	36,434
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	23,034	20,999
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	21,919	20,050
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	18,487	17,011
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	17,608	16,026
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	14,605	13,302
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	11,977	10,913
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	9,512	8,682
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	7,497	6,919
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	5,962	5,454
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	5,378	4,939
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	4,384	4,009
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	3,997	3,638
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2045	2,847	2,567
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2046	22,046	19,784
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2046	13,404	12,026
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2046	2,320	2,079
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2047	104,606	93,580
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2047	78,803	70,497
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2047	55,108	49,299
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2047	53,669	48,012
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2047	42,659	38,176
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2047	33,595	30,054
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2047	31,157	27,873
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2047	7,910	7,076
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2047	4,570	4,088
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2047	3,944	3,528
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2048	9,972	8,896
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2051	536,427	471,840
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2052	633,305	556,064
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2052	120,835	106,060
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2052	41,606	36,519
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2052	36,809	32,308
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2052	36,273	31,838
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2052	30,382	26,667
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2027	3,983	3,946
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2027	913	905
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2029	7,879	7,717
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2030	10,667	10,405
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2030	3,636	3,548
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2030	2,992	2,916
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2030	2,031	1,981
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2030	1,966	1,916
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2031	10,769	10,450
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2031	3,667	3,555
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2032	34,218	33,056
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2043	31,773	28,854
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2043	17,653	15,971
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2043	13,282	12,054
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2043	12,953	11,721
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2043	11,547	10,467
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2044	438,045	398,269
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2046	468,357	419,869
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2046	42,131	37,703
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2046	38,852	34,769
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2046	35,462	31,735
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2046	30,704	27,477
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2046	29,395	26,305
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2046	21,603	19,332
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2046	10,195	9,123
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2046	10,033	8,979
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2046	6,396	5,724
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2046	4,923	4,405
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2047	12,629	11,282
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2049	731,788	648,252
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2051 (e)	1,233,881	1,091,488
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2051	413,396	363,235
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2026	744	741
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2026	359	357
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2026	287	286
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2027	5,164	5,118
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2027	1,376	1,362
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2027	334	331
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2030	4,280	4,166
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2030	3,759	3,665
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2030	3,735	3,642
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2032	3,509	3,383
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2033	25,390	24,533
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2034	43,808	42,643
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	32,114	29,358
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	17,286	15,803
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	7,231	6,608
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	6,542	5,942
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	3,603	3,299
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	2,790	2,531
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2045	3,212	2,878
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	583,065	522,702
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	567,978	509,177
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	384,747	344,314
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	342,170	311,236
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	231,652	207,308
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	212,083	189,796
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	113,766	101,810
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	33,659	30,112
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	6,203	5,551
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	5,068	4,535
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	4,549	4,070
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2047	17,017	15,181
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2047	7,247	6,465
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2048	161,916	144,445
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2050	105,494	92,891
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2050	11,433	10,096
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	16,214	14,394
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2026	272	271
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2026	128	127
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2026	82	82
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2026	63	63
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2029	11,398	11,170
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2030	5,044	4,918
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2030	1,193	1,164
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2031	3,884	3,768
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2032	123,561	119,938
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2032	48,304	46,627
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	416,297	379,060
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	168,550	153,492
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	34,115	31,000
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	23,650	21,662
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	22,293	20,343
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	13,080	11,959
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	12,697	11,570
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	9,603	8,723
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	9,203	8,405
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	8,834	8,076
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	8,667	7,915
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	8,549	7,780
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	7,101	6,466
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	4,019	3,707
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	2,013	1,827
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2045	28,427	25,547
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2045	19,372	17,391
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2045	16,759	15,036
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2046	275,017	246,029
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2046	76,537	68,494
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2046	39,168	35,039
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2046	24,070	21,533
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2046	23,343	20,882
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2046	11,320	10,127
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2046	6,258	5,598
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2046	5,748	5,142
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2047	13,760	12,275
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2047	7,731	6,896
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2050	973,282	856,096
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	764,379	674,018
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	453,910	398,833
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	372,527	329,070
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2027	556	553
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2027	556	553
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2027	291	289
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2027	212	211
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2029	21,196	20,873
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2029	12,390	12,207
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2030	14,002	13,700
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2030	6,872	6,729
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2030	1,439	1,410
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2030	784	768
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2031	72,395	70,875
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2031	15,786	15,350
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2031	4,106	4,004
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2031	2,638	2,568
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2032	7,918	7,683
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2033	19,026	18,373
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2034	11,722	11,332
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2035	30,503	29,738
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2040	135,119	125,986
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	146,561	133,586
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	107,311	97,814
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	57,173	52,275
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	50,993	46,497
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	12,568	11,466
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	11,425	10,397
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	10,653	9,669
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	6,904	6,275
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	5,159	4,689
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	902	846
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2045	11,034	9,964
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2046	36,486	32,685
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2046	13,428	12,064
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2046	9,399	8,420
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2046	4,149	3,732
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2047	193,313	172,937
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2047	82,529	73,831
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2047	58,171	52,039
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2047	6,163	5,513
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2048	8,651	7,717
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2051	486,969	433,054
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	209,531	184,696
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	36,069	31,659
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2027	1,626	1,617
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2027	736	732
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2029	18,036	17,743
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2029	679	668
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2030	1,590	1,554
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2030	1,419	1,405
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2031	764	750
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2032	27,362	26,474
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2032	16,586	16,054
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2032	6,322	6,120
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2032	3,404	3,296
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2033	18,308	17,744
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2033	5,656	5,468
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2038	11,966	11,251
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	11,532	10,523
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	5,533	5,036
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2044	14,498	13,108
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2046	11,172	10,030
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2046	8,584	7,656
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2046	8,242	7,389
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2047	205,613	184,327
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2047	12,841	11,487
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2047	9,985	8,923
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2047	5,833	5,211
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2048	250,237	223,939
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2048	26,489	23,631
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2048	17,735	15,822
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2048	13,036	11,629
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	991,757	880,095
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	599,824	526,479
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	429,333	381,531
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2027	2,130	2,116
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2027	863	858
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2027	507	504
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2027	498	495
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2029	1,209	1,190
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2029	523	515
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2030	6,273	6,135
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2031	5,174	5,022
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2031	4,740	4,600
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2031	4,020	3,907
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2032	5,124	4,960
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2039	3,672	3,438
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2042	138,975	127,168
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	28,789	26,258
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	25,019	22,653
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	16,763	15,242
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	12,606	11,462
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2045	85,252	76,816
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2045	4,356	3,924
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2045	2,875	2,592
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2045	1,664	1,503
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2046	9,125	8,180
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2046	6,597	5,898
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2046	4,217	3,789
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2046	2,979	2,672
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2046	2,938	2,637
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2046	2,621	2,351
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2046	1,741	1,560
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2048	38,641	34,423
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2048	34,419	30,705
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2052	838,013	745,232
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2027	356	353
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2027	289	287
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2027	240	238
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2027	181	180
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2031	17,945	17,449
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2031	9,734	9,470
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2031	2,177	2,115
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2032	7,682	7,429
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2032	4,206	4,070
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2032	3,580	3,464
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2032	3,053	2,954
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	315,231	286,677
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	109,536	99,421
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	57,937	52,566
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	53,710	48,900
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	37,249	33,797
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	35,520	32,300
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	11,076	10,072
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	10,639	9,699
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	8,684	7,908
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	7,824	7,127
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	3,851	3,499
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2045	29,232	26,314
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2045	15,921	14,345
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2046	188,788	169,824
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2046	20,278	18,178
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2046	19,944	17,818
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2046	8,548	7,673
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2046	4,687	4,204
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2046	3,628	3,249
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2050	43,667	38,519
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2051	64,441	56,723
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2052	1,834,388	1,616,962
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2027	2,112	2,096
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2027	1,615	1,603
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2028	744	739
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2029	7,331	7,213
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2029	4,145	4,074
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2029	2,920	2,868
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2029	1,493	1,469
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2030	11,662	11,388
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2030	10,068	9,846
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2031	16,372	15,919
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2042	66,654	60,858
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	235,186	213,918
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	53,611	48,733
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	45,566	41,384
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	23,613	21,453
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	13,541	12,300
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	10,678	9,775
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	10,481	9,532
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	9,013	8,262
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	8,670	7,879
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	7,362	6,686
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	6,464	5,871
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	4,880	4,435
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2045	20,743	18,662
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2045	12,516	11,260
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2045	6,486	5,803
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2046	39,876	35,686
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2047	7,105	6,347
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2048	122,945	109,525
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2051	2,182,105	1,935,058
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2052	301,608	266,424
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2027	1,127	1,120
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2027	1,093	1,086
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2029	5,984	5,884
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2029	5,067	4,978
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2029	2,848	2,799
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2029	2,505	2,458
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2030	3,018	2,949
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2030	2,910	2,846
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2030	2,778	2,716
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2032	34,288	33,149
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2032	4,807	4,649
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2034	87,208	85,155
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2039	74,895	70,020
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	222,869	202,483
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	32,866	29,859
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	32,533	29,604
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	29,051	26,395
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	23,917	21,715
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	22,762	20,696
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	22,663	20,590
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	19,162	17,416
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	14,143	12,834
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	11,124	10,141
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	7,458	6,791
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	7,203	6,560
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	6,623	6,014
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	6,382	5,792
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	3,813	3,462
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	2,722	2,477
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	2,327	2,102
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2045	7,407	6,704
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2045	6,809	6,160
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2046	6,920	6,192
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2046	4,606	4,122
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2047	29,312	26,222
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2047	23,589	21,103
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2047	15,058	13,452
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2050	37,461	33,045
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2051	635,141	561,844
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2026	34	34
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2027	369	366
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2029	7,846	7,711
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2029	6,929	6,794
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2029	2,633	2,581
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2029	2,312	2,272
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2029	2,253	2,207
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2029	1,881	1,847
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2029	1,857	1,819
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2029	267	263
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2030	1,652	1,611
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2031	4,277	4,149
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2032	198,708	192,035
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2032	8,131	7,883
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2032	5,309	5,123
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2039	9,028	8,440
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	68,258	62,087
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	29,138	26,436
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	14,224	12,923
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	12,973	11,800
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	11,965	10,862
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	8,738	7,931
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	7,924	7,200
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	7,752	7,034
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	7,355	6,663
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2045	300,636	269,935
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2045	31,795	28,610
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2045	12,888	11,602
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2045	5,082	4,553
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2046	9,469	8,474
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2046	8,154	7,297
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2046	7,320	6,551
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2046	4,722	4,226
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2049	1,010,943	895,541
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2050	125,442	110,574
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2050	87,845	77,433
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2052	2,680,668	2,377,327
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2027	405	401
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2027	292	289
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2027	246	244
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2027	207	206
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2027	182	181
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2030	9,835	9,599
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2030	1,693	1,652
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2030	1,571	1,532
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2030	979	956
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2032	29,327	28,342
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2032	18,725	18,255
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2032	12,294	11,886
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2032	6,417	6,183
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2032	5,110	4,923
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2032	3,079	2,969
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2032	3,013	2,910
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2032	1,933	1,865
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2035	192,495	186,771
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2043	120,934	109,951
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2043	95,059	86,328
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2043	16,050	14,616
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2043	9,747	8,851
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2046	598,704	535,786
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2046	113,025	101,147
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2046	11,072	9,909
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2046	8,533	7,636
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2046	5,925	5,302
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2046	4,781	4,279
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2047	56,229	50,232
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2047	12,325	10,995
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2048	18,358	16,429
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2050	67,295	59,319
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2051	46,561	40,911
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2034	14,536	14,065
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2035	50,151	48,370
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2043	142,226	133,383
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2043	26,616	24,956
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2043	24,473	22,890
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2043	10,066	9,427
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2043	9,700	9,084
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2043	3,361	3,145
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2043	3,328	3,107
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2044	10,648	9,993
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2045	136,079	126,758
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2045	117,875	109,718
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2045	7,496	6,979
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2045	5,579	5,207
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2045	5,271	4,908
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2045	4,099	3,807
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2045	3,417	3,180
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2046	32,720	30,345
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2046	16,022	14,854
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2046	13,063	12,072
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2046	7,222	6,692
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	188,869	175,151
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	182,403	169,154
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	74,800	69,367
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	41,372	38,367
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	27,314	25,296
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	25,423	23,576
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	22,065	20,462
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	6,212	5,761
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2048	268,726	249,375
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2052	70,756	64,622
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2052	68,132	62,396
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2033	1,976	1,916
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	69,854	65,520
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	30,624	28,784
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	19,821	18,591
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	18,297	17,136
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	14,521	13,553
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	3,661	3,435
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	2,805	2,620
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2043	4,914	4,589
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2045	117,141	108,763
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2045	62,744	58,240
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2045	17,171	15,933
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2045	7,529	7,078
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2046	238,683	221,496
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2046	23,299	21,621
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2047	243,782	226,227
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2048	9,630	8,882
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2049	350,048	324,404
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2050	2,119,513	1,941,720
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2041	28,228	26,490
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	10,143	9,485
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	7,624	7,141
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	6,289	5,891
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	5,457	5,119
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	2,182	2,042
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2043	21,822	20,455
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2043	18,769	17,614
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2045	470,662	436,567
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2045	103,549	96,095
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2045	3,920	3,627
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2046	10,585	9,823
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2051	339,264	310,063
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2034	9,827	9,477
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2041	208,567	196,193
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2041	85,576	80,426
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	37,093	34,805
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	20,770	19,386
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	9,703	9,116
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	9,301	8,689
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	7,681	7,175
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	5,615	5,237
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	3,906	3,654
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	2,621	2,447
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	1,793	1,692
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	798	756
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2045	62,157	57,683
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2045	10,809	10,023
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2045	6,571	6,097
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	66,037	61,868
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2034	7,224	6,990
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2035	58,940	57,030
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2042	13,016	12,211
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2043	27,829	26,024
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2043	27,152	25,464
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2043	15,725	14,676
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2043	9,793	9,130
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2045	56,962	52,985
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2045	6,905	6,422
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2045	5,925	5,504
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2045	5,587	5,203
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2046	34,480	31,992
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2047	11,522	10,685
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2052	139,331	127,426
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2031	1,938	1,903
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2034	4,584	4,436
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2043	24,533	22,952
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2045	12,451	11,561
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2046	797,535	747,199
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2046	102,973	96,529
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2052	201,076	183,455
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2034	9,083	8,789
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2034	4,524	4,378
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2039	8,996	8,604
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2042	84,650	79,464
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2042	31,647	29,708
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2042	15,809	14,802
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2042	7,594	7,138
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2042	5,676	5,338
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2046	139,522	129,454
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2046	120,287	111,573
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2046	76,399	70,778
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2028	960	952
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2039	12,660	12,108
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2042	71,117	66,807
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2042	58,549	54,993
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2042	11,629	10,929
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2042	8,029	7,517
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2042	2,217	2,111
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2046	43,835	40,562
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2046	18,852	17,406
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2034	2,473	2,388
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2035	57,639	55,772
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2041	40,558	38,360
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2042	6,140	5,764
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2043	45,635	42,637
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2044	4,119	3,873
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2045	81,155	75,356
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2045	12,767	11,875
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2045	10,886	10,123
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2045	3,002	2,788
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2049	204,287	188,938
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2052	1,163,761	1,070,141
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2039	10,975	10,487
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2042	33,104	31,131
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2042	16,084	15,124
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2042	9,116	8,572
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2042	9,061	8,509
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2042	8,668	8,136
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2042	7,370	6,893
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2042	6,938	6,567
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2042	5,705	5,356
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2042	5,589	5,284
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2042	5,608	5,257
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2042	2,044	1,918
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046	36,334	33,717
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046	23,750	22,040
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046	22,743	21,106
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046	21,505	19,956
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2047	1,302,020	1,219,801
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2047	694,265	651,159
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2052	383,481	351,792
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2033	9,325	9,040
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2034	9,931	9,609
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2037	7,898	7,586
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2039	5,109	4,881
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2042	134,967	126,673
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2042	72,938	68,456
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2042	13,648	12,795
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2042	4,811	4,521
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2042	3,441	3,215
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2042	1,886	1,781
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2042	1,418	1,328
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2043	382,892	358,936
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2043	32,601	30,620
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2045	28,590	26,580
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2046	36,554	33,922
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2046	35,913	33,327
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2050	1,055,133	969,922
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2039	27,255	26,042
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	60,068	56,415
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	47,872	44,895
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	19,667	18,554
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	13,629	12,786
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	12,028	11,278
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	9,467	8,902
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	8,757	8,194
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	7,465	6,979
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	7,305	6,847
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	6,970	6,530
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	2,369	2,231
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	1,201	1,121
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	466	438
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2045	2,686	2,490
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2046	21,312	19,777
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2047	159,768	148,413
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2033	9,213	9,096
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	3,248	3,140
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2042	21,170	20,376
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2051	14,981	14,044
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2052	23,612	22,446
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2033	6,328	6,243
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2034	21,944	21,711
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2038	42,519	41,348
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	3,403	3,296
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	2,941	2,844
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	55,795	53,854
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	15,892	15,349
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	2,933	2,821
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2043	32,251	31,131
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2046	116,184	110,699
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2047	27,361	25,950
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2050	1,057,408	1,001,871
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2033	9,220	9,097
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2039	630	619
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	379,821	367,043
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	58,238	56,214
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	6,383	6,156
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2051	29,748	28,278
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041	7,523	7,249
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041	3,010	2,901
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2044	12,726	12,193
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2049	10,330	9,765
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2050	24,918	23,508
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2051	18,138	17,242
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2033	23,538	23,234
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	29,827	28,780
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	2,167	2,106
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	2,045	1,978
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2046	18,183	17,371
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2046	4,775	4,575
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2047	303,950	289,696
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2050	10,237	9,677
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2052	16,650	15,827
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2032	14,485	14,318
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	9,350	9,007
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	6,102	5,887
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	5,476	5,276
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2045	184,838	177,610
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	48,425	46,709
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	12,946	12,485
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	6,964	6,718
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	5,835	5,622
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2044	31,095	29,879
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2048	74,540	70,905
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2048	21,783	20,652
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2048	18,479	17,543
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2048	16,940	16,082
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2049	123,314	116,291
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2046	31,789	30,466
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2047	76,402	72,748
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2048	185,750	176,342
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2048	110,374	104,680
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2048	30,596	29,046
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2048	15,013	14,238
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2050	18,490	17,455
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2052 (b)	1,237,911	1,172,120
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2034	14,133	13,941
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2041	8,930	8,625
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2047	17,626	16,761
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2048	10,951	10,386
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2048	7,305	6,859
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2048	4,769	4,478
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2030	2,338	2,310
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2046	104,706	99,828
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2046	6,869	6,547
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2047	41,525	39,500
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2041	973	938
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2041	491	474
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2044	7,950	7,630
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2046	32,425	30,915
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2047	91,374	86,660
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2039	1,907	1,851
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	32,674	31,555
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	4,519	4,353
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	1,332	1,284
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	632	613
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2044	61,006	58,439
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2046	123,725	117,961
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2046	3,753	3,577
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2051	22,336	21,233
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2051	7,501	7,131
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2052	38,626	36,709
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2053	4,552,569	4,294,043
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2041	5,043	4,993
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2041	1,008	998
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2042	1,216	1,201
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2043	110,866	109,744
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2044	5,554	5,476
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2044	5,349	5,277
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2044	4,531	4,468
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2044	2,834	2,794
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2045	11,634	11,462
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2047	42,090	41,156
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2047	3,487	3,413
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2048	10,386	10,120
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2048	508	496
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2049	18,132	17,594
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2050	187,977	182,513
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2050	11,501	11,156
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2050	3,700	3,589
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2039	48,885	48,439
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2039	5,692	5,642
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2040	2,570	2,546
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2043	7,325	7,221
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2044	4,566	4,521
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2044	3,666	3,609
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2044	3,283	3,240
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2044	2,479	2,442
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2045	60,104	59,506
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2046	5,408	5,293
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2046	2,933	2,874
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2047	11,978	11,671
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2047	6,426	6,261
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2047	5,768	5,620
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2047	1,637	1,597
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2048	97,782	95,032
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2048	43,912	42,677
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2048	15,671	15,230
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2049	19,310	18,730
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2050	9,453	9,161
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2040	33,386	33,055
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2040	13,523	13,388
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2041	3,311	3,279
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2042	22,819	22,594
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2043	10,652	10,503
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2043	1,585	1,561
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2044	24,530	24,148
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2044	3,275	3,223
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2044	3,116	3,074
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2044	1,752	1,724
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2044	1,425	1,403
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2045	6,244	6,123
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2046	21,926	21,460
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2047	17,904	17,445
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2048	40,254	39,046
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2048	29,610	28,749
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2048	13,931	13,561
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2048	5,087	4,939
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2048	1,965	1,909
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2049	30,544	29,627
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2038	1,934	1,922
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2039	21,528	21,332
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	77,080	76,311
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2043	25,118	24,782
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2043	1,025	1,012
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2044	12,194	12,000
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2044	9,143	8,996
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2044	3,229	3,177
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2044	2,848	2,805
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2044	2,394	2,357
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2044	603	595
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2045	6,006	5,890
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2046	5,529	5,406
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2046	4,517	4,418
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2048	32,597	31,650
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2048	12,863	12,489
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2048	8,254	8,015
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2048	7,848	7,620
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2048	1,777	1,735
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2048	1,307	1,271
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2050	10,417	10,104
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2040	1,956	1,937
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2041	7,803	7,729
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2041	1,451	1,433
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2044	14,476	14,276
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2044	6,669	6,566
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2044	5,198	5,118
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2044	3,202	3,156
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2045	3,174	3,123
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2045	938	926
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2047	218,290	215,116
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2047	15,607	15,260
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2047	14,045	13,733
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2047	6,083	5,948
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2047	1,841	1,800
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2048	9,184	8,948
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2049	163,460	158,607
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2049	13,148	12,758
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2049	7,851	7,618
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2049	4,524	4,390
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2049	3,284	3,186
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2049	3,111	3,019
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2049	3,087	2,990
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2050	98,654	95,694
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2041	11,530	11,412
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2041	1,925	1,906
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2041	1,416	1,402
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2041	1,322	1,309
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2041	1,152	1,142
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2044	5,705	5,624
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2044	4,660	4,593
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2044	4,065	4,006
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2044	3,070	3,028
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2044	2,837	2,796
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2044	1,166	1,151
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2046	34,307	33,825
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2046	4,179	4,094
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2047	16,778	16,405
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2048	17,070	16,632
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2049	25,830	25,063
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2049	12,207	11,845
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2049	5,195	5,040
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2050	6,795	6,589
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2035	75	74
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2039	239,113	237,559
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2039	43,082	42,813
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2041	45,200	44,660
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2041	10,489	10,360
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2041	1,918	1,899
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2044	20,661	20,365
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2044	9,554	9,427
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2044	8,126	8,011
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2044	4,946	4,884
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2044	2,669	2,630
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2044	2,058	2,030
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2045	6,425	6,305
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2047	8,942	8,743
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2048	10,247	10,000
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2049	9,716	9,428
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2049	6,023	5,844
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2050	42,736	41,440
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2050	4,151	4,027
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2035	116	115
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2039	2,116	2,098
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2040	2,495	2,472
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2044	16,197	15,963
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2044	4,919	4,848
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2044	4,241	4,181
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2044	2,649	2,608
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2044	2,161	2,130
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2045	3,160	3,101
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2046	1,608	1,576
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2047	4,543	4,432
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2049	9,307	9,031
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2049	7,486	7,264
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2042	2,313	2,284
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2044	11,355	11,192
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2045	3,820	3,764
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	67,319	65,825
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	6,661	6,505
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	5,088	4,964
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	2,109	2,057
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2048	1,952	1,900
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2048	1,249	1,209
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2049	138,245	134,016
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2049	6,122	5,940
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2049	2,811	2,728
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2050	32,124	31,150
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2038	9,987	9,893
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	56,336	55,819
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	21,939	21,737
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	1,560	1,546
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2041	3,419	3,386
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2045	2,522	2,474
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2047	57,625	56,346
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2047	12,592	12,285
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2047	7,154	6,980
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2047	3,039	2,964
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2048	12,369	12,041
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2049	19,747	19,161
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2027	58	58
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	9,340	9,285
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	4,557	4,530
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	1,566	1,556
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2037	1,319	1,312
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	20,822	20,628
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	18,860	18,682
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	1,745	1,730
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	1,634	1,619
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	1,409	1,396
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	749	742
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2040	3,464	3,431
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2041	10,007	9,908
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2041	5,189	5,137
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2041	2,157	2,132
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2041	1,561	1,542
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2041	1,516	1,501
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2041	1,410	1,393
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2044	10,451	10,303
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2044	4,613	4,541
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2044	4,472	4,407
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2044	4,394	4,326
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2044	3,984	3,926
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2044	1,795	1,770
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2046	84,866	83,662
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2046	35,736	34,977
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2048	23,267	22,613
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2049	200,737	194,776
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2049	124,436	120,741
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2049	4,180	4,056
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2050	10,977	10,640
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2029	221	220
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	11,011	10,943
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	5,186	5,154
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	4,032	4,007
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	1,875	1,863
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2035	24,561	24,393
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2039	35,664	35,341
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2040	17,880	17,705
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2041	28,942	28,590
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2043	3,861	3,813
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2043	2,385	2,352
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2044	9,557	9,405
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2046	2,731	2,673
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2047	3,418	3,334
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2047	1,537	1,501
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2048	43,967	42,730
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2037	676	679
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2038	878	882
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2040	1,123	1,127
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2041	2,257	2,267
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2044	3,644	3,657
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2044	2,887	2,897
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2044	2,151	2,160
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2049	18,971	18,989
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2051	204,758	204,956
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2035	15,132	15,187
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2041	56,502	56,748
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2041	9,839	9,882
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2043	2,307	2,317
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2044	3,828	3,840
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2045	11,973	12,025
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2048	109,349	110,136
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2048	8,183	8,060
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2049	42,844	42,832
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2050	19,998	19,993
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2052	850,328	847,228
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2052	843,333	841,839
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2033	22,884	22,955
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2034	7,011	7,036
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2035	2,537	2,547
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2039	8,604	8,641
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2039	372	374
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2040	3,908	3,925
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2043	11,806	11,849
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2044	8,193	8,229
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2044	854	857
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2049	16,409	16,394
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	482,003	481,149
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	311,423	309,995
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2029	1,114	1,117
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2039	2,031	2,039
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2039	880	884
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2043	6,145	6,173
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2043	3,522	3,538
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2049	51,419	51,404
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2049	17,778	17,762
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2049	11,779	11,790
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2050	10,356	10,195
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2052	350,609	349,878
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2035	4,243	4,257
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2037	21,913	21,995
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2041	150	151
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2047	2,086	2,095
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2049	18,520	18,538
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2030	2,465	2,472
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2033	2,060	2,066
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2038	1,482	1,488
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2038	855	859
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2040	1,429	1,435
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2041	3,772	3,789
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2042	2,673	2,685
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2044	3,704	3,718
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2044	2,295	2,303
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2044	1,671	1,677
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2049	31,953	31,984
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2049	3,151	3,155
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2050	7,852	7,850
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2035	14,766	14,823
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2035	4,329	4,346
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2035	1,734	1,741
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2038	1,567	1,574
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2040	14,015	14,075
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2040	4,093	4,110
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2040	411	413
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2041	16,574	16,647
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2041	8,012	8,047
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2041	7,483	7,515
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2041	5,323	5,347
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2041	4,757	4,778
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2041	4,296	4,315
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2041	1,414	1,420
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2042	65,696	65,987
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2047	4,315	4,331
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2048	24,332	24,299
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2049	4,662	4,667
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2049	2,351	2,353
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2030	275	276
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2036	1,037	1,042
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2038	453	455
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2039	423	425
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2040	1,082	1,087
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2041	7,740	7,774
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2041	2,159	2,168
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2044	3,369	3,383
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2047	1,464	1,470
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2048	9,633	9,669
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2049	57,305	57,360
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2050	15,767	15,753
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2056	124,988	122,873
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2035	1,182	1,186
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2035	370	371
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2036	467	469
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2038	320	321
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2039	27,228	27,318
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2039	1,437	1,443
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2040	2,476	2,487
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2041	14,990	15,057
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2041	4,948	4,970
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2041	4,609	4,630
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2048	13,706	13,687
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2049	12,236	12,232
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2030	1,920	1,926
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2034	44,034	44,192
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2034	1,540	1,545
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2035	29,873	29,979
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2035	17,583	17,648
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2037	1,348	1,352
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2039	1,446	1,452
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2041	5,285	5,308
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2041	2,847	2,859
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2044	2,307	2,318
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2047	4,407	4,423
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2047	2,617	2,627
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2030	612	614
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2033	4,135	4,148
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2039	1,773	1,781
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2041	3,094	3,108
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2041	2,254	2,264
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2043	4,753	4,774
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2044	1,981	1,988
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2047	11,184	11,227
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2035	2,784	2,793
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2041	2,235	2,245
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2041	2,029	2,038
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2043	25,833	25,932
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2034	85	86
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2037	914	932
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2037	591	603
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2037	454	463
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2038	1,176	1,201
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2038	1,047	1,069
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2038	594	607
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2038	262	267
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2039	492	502
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2039	382	390
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2040	5,023	5,131
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2041	11,119	11,372
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2049	29,720	30,416
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2049	14,463	14,918
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2049	10,905	11,254
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2055	700,358	704,184
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2035	485	495
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2035	144	146
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2036	231	236
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2037	2,191	2,237
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2033	1,122	1,139
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2033	283	287
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2035	168	171
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2036	21,913	22,337
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2036	13,546	13,803
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2036	6,166	6,282
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2036	743	758
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2036	287	292
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2038	14,355	14,627
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2039	1,330	1,359
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2054	565,116	569,439
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2034	262	267
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2035	7,769	7,915
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2035	5,010	5,106
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2035	1,679	1,712
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2035	302	307
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2036	11,346	11,579
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2037	1,950	1,990
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2037	630	643
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2038	647	660
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2038	171	174
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2039	5,304	5,420
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2039	4,331	4,425
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2039	4,192	4,283
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2041	2,207	2,257
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2048	10,814	11,160
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2048	2,997	3,093
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2033	419	425
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2034	14,943	15,188
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2034	493	501
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2035	6,059	6,171
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2035	3,642	3,710
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2035	2,055	2,092
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2035	1,574	1,603
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2037	5,323	5,433
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2037	1,016	1,038
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2037	895	914
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2038	4,009	4,093
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2038	3,400	3,465
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2038	862	878
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2038	701	714
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2039	18,645	18,995
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2041	1,171	1,197
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2042	9,935	10,135
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2042	9,462	9,674
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2042	2,925	2,984
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2049	17,104	17,641
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2056	3,232,389	3,291,465
Fannie Mae Mortgage pass-thru certificates 5.5% 3/1/2035	739	753
Fannie Mae Mortgage pass-thru certificates 5.5% 3/1/2036	645	658
Fannie Mae Mortgage pass-thru certificates 5.5% 3/1/2038	25,205	25,737
Fannie Mae Mortgage pass-thru certificates 5.5% 3/1/2038	761	777
Fannie Mae Mortgage pass-thru certificates 5.5% 3/1/2038	641	655
Fannie Mae Mortgage pass-thru certificates 5.5% 3/1/2039	2,605	2,658
Fannie Mae Mortgage pass-thru certificates 5.5% 3/1/2040	6,637	6,753
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2033	122	124
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2034	10,055	10,228
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2034	517	526
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2036	1,456	1,484
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2038	612	624
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2039	8,689	8,873
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2040	3,174	3,244
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2056	1,337,167	1,363,694
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2056	1,301,131	1,328,163
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2033	3,683	3,740
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2033	1,505	1,528
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2034	3,001	3,051
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2034	747	758
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2035	30,578	31,155
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2036	1,715	1,748
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2037	2,828	2,887
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2038	4,909	5,011
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2038	2,303	2,349
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2038	796	813
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2038	750	766
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2038	460	470
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2038	244	249
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2039	4,442	4,533
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2040	22,663	23,141
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2040	8,855	9,053
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2044	48,730	49,621
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2049	9,564	9,865
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2053	889,616	902,816
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2054	86,226	86,770
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2027	451	452
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2033	4,197	4,262
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2033	3,895	3,956
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2033	1,528	1,549
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2036	129	132
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2037	2,012	2,053
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2038	6,321	6,449
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2038	1,672	1,708
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2038	1,495	1,526
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2038	309	316
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2040	4,169	4,260
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2040	1,110	1,136
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2041	2,200	2,250
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2041	2,150	2,197
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2049	2,917	3,006
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2053	135,449	138,094
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2056	1,797,398	1,831,370
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2033	1,910	1,941
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2033	978	994
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2033	719	731
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2033	519	527
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2034	30,220	30,752
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2035	10,206	10,394
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2036	2,785	2,837
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2037	668	682
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2037	453	462
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2038	324	331
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2039	1,563	1,594
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2039	1,094	1,119
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2041	2,410	2,464
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2054	670,290	680,236
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2029	1,513	1,528
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2037	2,835	2,890
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2037	530	540
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2037	511	520
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2037	451	459
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2039	4,269	4,360
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2039	367	375
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2040	2,125	2,174
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2053	457,061	465,985
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2034	784	798
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2036	7,863	7,989
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2037	4,615	4,707
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2037	1,595	1,628
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2037	702	716
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2038	723	738
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2039	16,231	16,584
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2040	5,914	6,040
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2041	36,073	36,738
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2041	12,574	12,832
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2041	2,395	2,445
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.313%, 5.438% 5/1/2034 (c)(d)	2,166	2,201
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.42%, 5.373% 9/1/2033 (c)(d)	5,405	5,482
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.55%, 5.574% 10/1/2033 (c)(d)	215	219
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.565%, 5.744% 7/1/2035 (c)(d)	305	313
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2038	12,079	12,494
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2040	12,421	12,861
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2040	1,139	1,179
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2042	1,106	1,148
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2056	1,324,694	1,373,824
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2056	949,715	979,881
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2033	14,424	14,770
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2034	4,437	4,557
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2037	12,380	12,789
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2038	8,967	9,278
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2038	224	231
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2032	14,475	14,796
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2032	2,418	2,471
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	7,113	7,303
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	4,943	5,072
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2036	3,597	3,718
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2037	137	142
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2038	5,905	6,118
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2038	4,028	4,170
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2053	1,091,995	1,123,647
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	1,099,399	1,141,462
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	405,371	421,007
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	168,668	175,490
Fannie Mae Mortgage pass-thru certificates 6% 12/1/2038	4,897	5,066
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2034	7,083	7,261
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2037	6,932	7,159
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2037	4,840	5,002
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2037	304	313
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2038	2,268	2,346
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2039	328	340
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2055	1,065,158	1,103,248
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2034	2,733	2,802
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2037	583	602
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2038	4,578	4,743
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2038	1,936	2,007
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2055	596,861	619,697
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2035	17,090	17,587
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2035	16,691	17,148
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2036	4,042	4,172
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2039	488	505
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2040	7,383	7,643
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2040	3,347	3,465
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2056	1,763,642	1,832,910
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2056	1,623,561	1,681,747
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2056	1,193,549	1,241,918
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2056	1,163,414	1,211,654
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2056	924,661	953,104
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2056	561,563	585,373
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2036	92,929	95,659
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2040	17,262	17,865
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2041	2,207	2,283
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2055	3,191,767	3,306,904
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2055	1,000,042	1,034,554
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2056	798,584	831,696
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2056	588,605	607,446
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2056	498,843	519,839
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2035	7,025	7,183
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2037	2,251	2,332
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2040	4,180	4,328
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2040	4,071	4,215
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2053	855,729	887,400
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2037	849	878
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2038	2,672	2,767
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2038	2,019	2,092
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2038	298	309
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2041	46,996	48,652
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2053	224,226	232,525
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2054	1,335,086	1,374,485
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2054	1,234,756	1,282,384
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2055	2,470,444	2,547,208
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2055	1,124,033	1,162,472
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2037	19,117	19,603
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2039	453	469
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2055	903,801	936,404
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2036	9,837	10,155
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2037	4,392	4,533
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2037	2,180	2,254
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2037	995	1,030
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2038	4,161	4,303
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2039	6,899	7,138
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2039	2,613	2,705
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2039	2,241	2,322
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2052	865,671	891,961
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2053	322,463	332,685
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2054	648,096	674,512
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2033	530	548
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2036	1,949	2,016
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2037	602	630
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2055	237,184	249,332
Fannie Mae Mortgage pass-thru certificates 6.5% 10/1/2032	488	504
Fannie Mae Mortgage pass-thru certificates 6.5% 10/1/2036	1,754	1,833
Fannie Mae Mortgage pass-thru certificates 6.5% 10/1/2037	16,000	16,710
Fannie Mae Mortgage pass-thru certificates 6.5% 10/1/2037	291	305
Fannie Mae Mortgage pass-thru certificates 6.5% 10/1/2037	219	229
Fannie Mae Mortgage pass-thru certificates 6.5% 10/1/2038	297	312
Fannie Mae Mortgage pass-thru certificates 6.5% 10/1/2039	5,766	6,036
Fannie Mae Mortgage pass-thru certificates 6.5% 10/1/2053	117,502	122,553
Fannie Mae Mortgage pass-thru certificates 6.5% 11/1/2037	3,931	4,117
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2032	2,870	2,969
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2032	121	125
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2034	2,458	2,550
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2035	9,648	9,980
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2037	1,546	1,616
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2037	534	559
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2053	3,024,268	3,175,381
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2053	176,074	184,949
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2053	43,811	45,499
Fannie Mae Mortgage pass-thru certificates 6.5% 2/1/2036	534	556
Fannie Mae Mortgage pass-thru certificates 6.5% 2/1/2037	111	116
Fannie Mae Mortgage pass-thru certificates 6.5% 3/1/2054	267,755	277,661
Fannie Mae Mortgage pass-thru certificates 6.5% 3/1/2055	26,587	28,042
Fannie Mae Mortgage pass-thru certificates 6.5% 4/1/2035	580	605
Fannie Mae Mortgage pass-thru certificates 6.5% 4/1/2055	24,032	25,161
Fannie Mae Mortgage pass-thru certificates 6.5% 4/1/2056	959,310	1,007,618
Fannie Mae Mortgage pass-thru certificates 6.5% 4/1/2056	566,763	593,355
Fannie Mae Mortgage pass-thru certificates 6.5% 5/1/2031	105	109
Fannie Mae Mortgage pass-thru certificates 6.5% 5/1/2038	426	446
Fannie Mae Mortgage pass-thru certificates 6.5% 5/1/2039	511	534
Fannie Mae Mortgage pass-thru certificates 6.5% 5/1/2053	749,855	787,557
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2035	3,177	3,296
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2035	1,982	2,050
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2036	336	351
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2054	1,183,309	1,242,435
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2054	442,761	459,385
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2055	263,437	276,703
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2032	2,872	2,971
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2032	2,081	2,153
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2032	1,057	1,093
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2035	4,258	4,404
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2035	2,935	3,042
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2035	1,154	1,198
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2036	437	456
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2054	610,981	633,920
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2055	401,131	421,707
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2031	178	184
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2032	163	169
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2032	127	132
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2036	8,893	9,199
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2036	8,406	8,695
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2036	6,947	7,186
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2036	1,579	1,633
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2037	415	434
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2054	329,898	346,341
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2055	620,276	651,512
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2055	448,471	471,615
Fannie Mae Mortgage pass-thru certificates 6.5% 9/1/2032	1,651	1,708
Fannie Mae Mortgage pass-thru certificates 6.5% 9/1/2032	192	199
Fannie Mae Mortgage pass-thru certificates 6.5% 9/1/2036	1,808	1,887
Fannie Mae Mortgage pass-thru certificates 6.5% 9/1/2036	93	96
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2027	9	9
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2028	59	62
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2028	17	18
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2028	12	12
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2029	6	6
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2053	16,305	17,486
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2054	371,285	397,801
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2054	240,925	256,814
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2054	133,561	142,641
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2054	108,925	116,151
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2055	77,792	82,995
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2055	57,163	61,085
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2055	42,039	44,881
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2028	38	40
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2053	94,286	100,695
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2055	24,817	26,554
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2055	22,942	24,492
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2055	21,419	22,694
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2027	58	61
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2053	223,796	239,150
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2053	20,337	21,678
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2053	12,724	13,535
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2055	28,124	29,803
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2055	24,793	26,379
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2055	24,306	26,007
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2027	10	10
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2053	289,525	310,677
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2053	145,010	154,630
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2053	46,605	49,505
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2053	16,357	17,430
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2053	11,353	12,102
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2055	24,881	26,601
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2055	24,874	26,455
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2028	8	8
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2029	796	840
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2053	16,459	17,619
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2054	167,658	179,003
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2054	22,391	23,829
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2055	24,704	26,384
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2054	16,792	17,901
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2055	36,566	38,889
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2027	4	4
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2055	20,250	21,544
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2055	19,788	21,166
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2055	17,845	18,975
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2053	133,275	142,075
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2053	11,917	12,688
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2054	105,905	113,402
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2054	77,111	82,792
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2054	56,561	60,618
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	56	56
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2026	9	9
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2027	12	12
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	53	54
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2028	4	4
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2029	37	38
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2031	590	611
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2027	10	10
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2029	23	24
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2027	25	25
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2028	9	9
Fannie Mae Mortgage pass-thru certificates 7.5% 3/1/2028	15	15
Fannie Mae Mortgage pass-thru certificates 7.5% 3/1/2029	7	8
Fannie Mae Mortgage pass-thru certificates 7.5% 4/1/2029	4	4
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2027	3	3
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2028	154	156
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2029	17	17
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2027	258	260
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2028	41	41
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2027	6	6
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	166	170
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	120	123
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	26	27
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	25	25
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	8	8
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2029	1,250	1,288
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2029	87	89
Federal Home Loan Bank 6% 3/1/2056	291,755	303,578
Freddie Mac Gold Pool 1.5% 1/1/2036	550,644	493,057
Freddie Mac Gold Pool 1.5% 1/1/2037	24,505	22,018
Freddie Mac Gold Pool 1.5% 10/1/2035	920,041	825,835
Freddie Mac Gold Pool 1.5% 10/1/2036	28,086	25,166
Freddie Mac Gold Pool 1.5% 10/1/2036	23,217	20,804
Freddie Mac Gold Pool 1.5% 11/1/2035	2,346,050	2,105,831
Freddie Mac Gold Pool 1.5% 11/1/2035	23,970	21,516
Freddie Mac Gold Pool 1.5% 11/1/2036	75,207	67,577
Freddie Mac Gold Pool 1.5% 11/1/2036	23,030	20,636
Freddie Mac Gold Pool 1.5% 11/1/2036	21,298	19,084
Freddie Mac Gold Pool 1.5% 11/1/2036	16,903	15,193
Freddie Mac Gold Pool 1.5% 12/1/2035	486,744	435,840
Freddie Mac Gold Pool 1.5% 12/1/2036	78,752	70,762
Freddie Mac Gold Pool 1.5% 12/1/2040	21,879	18,490
Freddie Mac Gold Pool 1.5% 12/1/2050	437,054	335,595
Freddie Mac Gold Pool 1.5% 2/1/2041	37,810	31,902
Freddie Mac Gold Pool 1.5% 3/1/2041	38,191	32,199
Freddie Mac Gold Pool 1.5% 4/1/2041	38,862	32,742
Freddie Mac Gold Pool 1.5% 7/1/2035	68,211	61,290
Freddie Mac Gold Pool 1.5% 8/1/2035	1,973,041	1,772,865
Freddie Mac Gold Pool 1.5% 9/1/2050	982,497	754,416
Freddie Mac Gold Pool 2% 1/1/2051	532,122	429,422
Freddie Mac Gold Pool 2% 1/1/2051	257,946	208,162
Freddie Mac Gold Pool 2% 1/1/2051	122,028	99,048
Freddie Mac Gold Pool 2% 1/1/2051	84,958	68,960
Freddie Mac Gold Pool 2% 1/1/2052	157,502	128,040
Freddie Mac Gold Pool 2% 1/1/2052	108,052	88,177
Freddie Mac Gold Pool 2% 1/1/2052	75,092	60,505
Freddie Mac Gold Pool 2% 1/1/2052	38,741	31,664
Freddie Mac Gold Pool 2% 10/1/2035	10,748	9,871
Freddie Mac Gold Pool 2% 10/1/2050	178,550	144,313
Freddie Mac Gold Pool 2% 10/1/2051	501,672	407,671
Freddie Mac Gold Pool 2% 10/1/2051	179,025	146,096
Freddie Mac Gold Pool 2% 11/1/2041	88,243	76,072
Freddie Mac Gold Pool 2% 11/1/2050	3,744,108	3,026,175
Freddie Mac Gold Pool 2% 11/1/2050	17,352	14,008
Freddie Mac Gold Pool 2% 11/1/2050	16,521	13,353
Freddie Mac Gold Pool 2% 11/1/2050	15,002	12,257
Freddie Mac Gold Pool 2% 11/1/2051	291,991	236,732
Freddie Mac Gold Pool 2% 12/1/2035	57,845	52,942
Freddie Mac Gold Pool 2% 12/1/2051	363,566	295,556
Freddie Mac Gold Pool 2% 12/1/2051	19,349	15,772
Freddie Mac Gold Pool 2% 12/1/2051	17,554	14,336
Freddie Mac Gold Pool 2% 2/1/2035	9,942	9,185
Freddie Mac Gold Pool 2% 2/1/2036	60,957	55,656
Freddie Mac Gold Pool 2% 2/1/2036	42,884	39,383
Freddie Mac Gold Pool 2% 2/1/2036	15,547	14,263
Freddie Mac Gold Pool 2% 2/1/2042	98,416	84,687
Freddie Mac Gold Pool 2% 2/1/2051	5,720,494	4,616,439
Freddie Mac Gold Pool 2% 2/1/2052	1,891,671	1,520,076
Freddie Mac Gold Pool 2% 2/1/2052	160,773	131,000
Freddie Mac Gold Pool 2% 3/1/2041	149,843	130,636
Freddie Mac Gold Pool 2% 3/1/2051	6,825,787	5,508,409
Freddie Mac Gold Pool 2% 3/1/2051	2,934,267	2,371,621
Freddie Mac Gold Pool 2% 4/1/2051	108,661	87,689
Freddie Mac Gold Pool 2% 4/1/2052	887,331	719,681
Freddie Mac Gold Pool 2% 4/1/2052	171,757	139,413
Freddie Mac Gold Pool 2% 5/1/2051	1,741,595	1,404,378
Freddie Mac Gold Pool 2% 5/1/2051	76,032	61,500
Freddie Mac Gold Pool 2% 5/1/2051	39,966	32,540
Freddie Mac Gold Pool 2% 5/1/2051	19,116	15,624
Freddie Mac Gold Pool 2% 6/1/2040	25,125	21,910
Freddie Mac Gold Pool 2% 6/1/2052	131,800	106,280
Freddie Mac Gold Pool 2% 7/1/2041	1,666,743	1,443,622
Freddie Mac Gold Pool 2% 7/1/2050	19,959	16,138
Freddie Mac Gold Pool 2% 7/1/2050	12,212	9,875
Freddie Mac Gold Pool 2% 7/1/2051	430,925	347,217
Freddie Mac Gold Pool 2% 7/1/2051	22,716	18,495
Freddie Mac Gold Pool 2% 8/1/2036	33,205	30,297
Freddie Mac Gold Pool 2% 8/1/2050	7,520,852	6,081,078
Freddie Mac Gold Pool 2% 8/1/2050	168,177	136,822
Freddie Mac Gold Pool 2% 8/1/2051	141,414	114,298
Freddie Mac Gold Pool 2% 9/1/2050	1,577,580	1,275,079
Freddie Mac Gold Pool 2% 9/1/2050	32,788	26,501
Freddie Mac Gold Pool 2.5% 1/1/2031	14,653	14,166
Freddie Mac Gold Pool 2.5% 1/1/2035	18,571	17,429
Freddie Mac Gold Pool 2.5% 1/1/2040	54,226	48,991
Freddie Mac Gold Pool 2.5% 1/1/2042	424,122	377,697
Freddie Mac Gold Pool 2.5% 1/1/2051	373,493	315,681
Freddie Mac Gold Pool 2.5% 1/1/2051	18,713	16,044
Freddie Mac Gold Pool 2.5% 1/1/2052	606,324	517,020
Freddie Mac Gold Pool 2.5% 1/1/2052	558,495	475,537
Freddie Mac Gold Pool 2.5% 10/1/2029	8,874	8,660
Freddie Mac Gold Pool 2.5% 10/1/2029	5,064	4,940
Freddie Mac Gold Pool 2.5% 10/1/2032	45,866	43,843
Freddie Mac Gold Pool 2.5% 10/1/2034	15,363	14,504
Freddie Mac Gold Pool 2.5% 10/1/2041	205,113	182,898
Freddie Mac Gold Pool 2.5% 10/1/2049	31,325	26,604
Freddie Mac Gold Pool 2.5% 10/1/2050	2,679,471	2,293,190
Freddie Mac Gold Pool 2.5% 10/1/2050	115,897	99,225
Freddie Mac Gold Pool 2.5% 11/1/2031	118,920	114,254
Freddie Mac Gold Pool 2.5% 11/1/2034	8,132	7,640
Freddie Mac Gold Pool 2.5% 11/1/2041	1,737,072	1,550,583
Freddie Mac Gold Pool 2.5% 11/1/2041	130,288	116,457
Freddie Mac Gold Pool 2.5% 11/1/2041	98,779	88,194
Freddie Mac Gold Pool 2.5% 11/1/2049	16,043	13,625
Freddie Mac Gold Pool 2.5% 11/1/2050	2,194,094	1,873,673
Freddie Mac Gold Pool 2.5% 11/1/2050	189,726	162,375
Freddie Mac Gold Pool 2.5% 12/1/2029	11,811	11,501
Freddie Mac Gold Pool 2.5% 12/1/2032	36,587	34,913
Freddie Mac Gold Pool 2.5% 12/1/2034	4,534	4,259
Freddie Mac Gold Pool 2.5% 12/1/2049	676,799	574,788
Freddie Mac Gold Pool 2.5% 12/1/2049	62,544	53,117
Freddie Mac Gold Pool 2.5% 12/1/2050	170,065	145,442
Freddie Mac Gold Pool 2.5% 12/1/2051	359,564	305,031
Freddie Mac Gold Pool 2.5% 2/1/2030	18,744	18,228
Freddie Mac Gold Pool 2.5% 2/1/2032	7,134	6,853
Freddie Mac Gold Pool 2.5% 2/1/2033	48,835	46,608
Freddie Mac Gold Pool 2.5% 2/1/2042	321,588	288,343
Freddie Mac Gold Pool 2.5% 2/1/2050	274,508	232,875
Freddie Mac Gold Pool 2.5% 2/1/2051	201,886	172,655
Freddie Mac Gold Pool 2.5% 3/1/2028	12,114	11,954
Freddie Mac Gold Pool 2.5% 3/1/2032	237,670	228,069
Freddie Mac Gold Pool 2.5% 3/1/2033	4,520	4,314
Freddie Mac Gold Pool 2.5% 3/1/2051	395,496	335,514
Freddie Mac Gold Pool 2.5% 3/1/2052	23,642	20,041
Freddie Mac Gold Pool 2.5% 4/1/2031	56,169	54,193
Freddie Mac Gold Pool 2.5% 4/1/2040	91,614	82,593
Freddie Mac Gold Pool 2.5% 4/1/2042	90,826	80,923
Freddie Mac Gold Pool 2.5% 4/1/2052	1,119,847	952,457
Freddie Mac Gold Pool 2.5% 5/1/2041	682,768	615,815
Freddie Mac Gold Pool 2.5% 5/1/2051	194,621	166,199
Freddie Mac Gold Pool 2.5% 6/1/2030	8,355	8,116
Freddie Mac Gold Pool 2.5% 6/1/2040	162,373	146,192
Freddie Mac Gold Pool 2.5% 6/1/2041	107,049	95,656
Freddie Mac Gold Pool 2.5% 6/1/2050	161,440	136,653
Freddie Mac Gold Pool 2.5% 6/1/2050	95,291	80,660
Freddie Mac Gold Pool 2.5% 6/1/2050	77,852	65,899
Freddie Mac Gold Pool 2.5% 7/1/2030	150,271	145,869
Freddie Mac Gold Pool 2.5% 7/1/2031	3,489	3,363
Freddie Mac Gold Pool 2.5% 7/1/2040	23,738	21,359
Freddie Mac Gold Pool 2.5% 8/1/2031	47,922	46,148
Freddie Mac Gold Pool 2.5% 8/1/2031	5,889	5,674
Freddie Mac Gold Pool 2.5% 8/1/2041	81,901	73,219
Freddie Mac Gold Pool 2.5% 8/1/2050	842,306	718,244
Freddie Mac Gold Pool 2.5% 8/1/2050	205,171	175,593
Freddie Mac Gold Pool 2.5% 8/1/2051	25,577	21,842
Freddie Mac Gold Pool 2.5% 9/1/2031	32,294	31,064
Freddie Mac Gold Pool 2.5% 9/1/2041	174,333	156,456
Freddie Mac Gold Pool 3% 1/1/2027	517	515
Freddie Mac Gold Pool 3% 1/1/2028	630	624
Freddie Mac Gold Pool 3% 1/1/2031	323	319
Freddie Mac Gold Pool 3% 1/1/2033	8,421	8,117
Freddie Mac Gold Pool 3% 1/1/2034	16,298	15,696
Freddie Mac Gold Pool 3% 1/1/2040	24,956	23,269
Freddie Mac Gold Pool 3% 1/1/2043	32,878	29,968
Freddie Mac Gold Pool 3% 1/1/2043	21,942	20,058
Freddie Mac Gold Pool 3% 1/1/2043	4,890	4,453
Freddie Mac Gold Pool 3% 1/1/2044	70,100	63,819
Freddie Mac Gold Pool 3% 1/1/2045	32,663	29,475
Freddie Mac Gold Pool 3% 1/1/2047	1,405,474	1,259,360
Freddie Mac Gold Pool 3% 1/1/2048	29,221	26,101
Freddie Mac Gold Pool 3% 1/1/2051	63,479	55,896
Freddie Mac Gold Pool 3% 1/1/2052	323,017	283,620
Freddie Mac Gold Pool 3% 1/1/2052	280,560	246,254
Freddie Mac Gold Pool 3% 1/1/2052	121,682	106,841
Freddie Mac Gold Pool 3% 1/1/2052	31,634	27,766
Freddie Mac Gold Pool 3% 10/1/2026	216	215
Freddie Mac Gold Pool 3% 10/1/2027	481	476
Freddie Mac Gold Pool 3% 10/1/2028	18,235	18,005
Freddie Mac Gold Pool 3% 10/1/2028	13,385	13,216
Freddie Mac Gold Pool 3% 10/1/2028	2,149	2,119
Freddie Mac Gold Pool 3% 10/1/2028	1,104	1,095
Freddie Mac Gold Pool 3% 10/1/2028	149	148
Freddie Mac Gold Pool 3% 10/1/2029	2,887	2,834
Freddie Mac Gold Pool 3% 10/1/2029	1,993	1,958
Freddie Mac Gold Pool 3% 10/1/2030	12,699	12,401
Freddie Mac Gold Pool 3% 10/1/2030	5,357	5,221
Freddie Mac Gold Pool 3% 10/1/2030	4,197	4,092
Freddie Mac Gold Pool 3% 10/1/2032	2,986	2,887
Freddie Mac Gold Pool 3% 10/1/2039	8,198	7,703
Freddie Mac Gold Pool 3% 10/1/2039	8,196	7,653
Freddie Mac Gold Pool 3% 10/1/2042	32,521	29,660
Freddie Mac Gold Pool 3% 10/1/2042	19,664	17,913
Freddie Mac Gold Pool 3% 10/1/2042	3,442	3,143
Freddie Mac Gold Pool 3% 10/1/2043	31,779	28,990
Freddie Mac Gold Pool 3% 10/1/2047	37,980	33,973
Freddie Mac Gold Pool 3% 10/1/2048	17,299	15,400
Freddie Mac Gold Pool 3% 10/1/2049	296,692	262,824
Freddie Mac Gold Pool 3% 10/1/2050	293,588	258,698
Freddie Mac Gold Pool 3% 10/1/2051	58,432	51,342
Freddie Mac Gold Pool 3% 11/1/2030	26,748	26,350
Freddie Mac Gold Pool 3% 11/1/2032	7,517	7,283
Freddie Mac Gold Pool 3% 11/1/2032	3,244	3,136
Freddie Mac Gold Pool 3% 11/1/2042	25,042	23,143
Freddie Mac Gold Pool 3% 11/1/2042	7,200	6,539
Freddie Mac Gold Pool 3% 11/1/2042	6,666	6,100
Freddie Mac Gold Pool 3% 11/1/2042	4,490	4,109
Freddie Mac Gold Pool 3% 11/1/2048	63,265	56,320
Freddie Mac Gold Pool 3% 11/1/2050	71,820	63,240
Freddie Mac Gold Pool 3% 11/1/2051	241,427	212,132
Freddie Mac Gold Pool 3% 12/1/2029	31,209	30,608
Freddie Mac Gold Pool 3% 12/1/2030	23,357	22,748
Freddie Mac Gold Pool 3% 12/1/2032	18,059	17,467
Freddie Mac Gold Pool 3% 12/1/2032	17,859	17,246
Freddie Mac Gold Pool 3% 12/1/2032	17,289	16,709
Freddie Mac Gold Pool 3% 12/1/2032	4,654	4,490
Freddie Mac Gold Pool 3% 12/1/2042	653,514	598,348
Freddie Mac Gold Pool 3% 12/1/2042	4,537	4,140
Freddie Mac Gold Pool 3% 12/1/2044	3,745	3,488
Freddie Mac Gold Pool 3% 12/1/2046	436,973	391,545
Freddie Mac Gold Pool 3% 12/1/2047	8,283	7,398
Freddie Mac Gold Pool 3% 12/1/2050	587,718	517,506
Freddie Mac Gold Pool 3% 2/1/2027	351	349
Freddie Mac Gold Pool 3% 2/1/2030	2,821	2,764
Freddie Mac Gold Pool 3% 2/1/2030	2,494	2,445
Freddie Mac Gold Pool 3% 2/1/2030	1,513	1,488
Freddie Mac Gold Pool 3% 2/1/2033	43,409	41,953
Freddie Mac Gold Pool 3% 2/1/2033	21,822	21,286
Freddie Mac Gold Pool 3% 2/1/2038	18,891	17,762
Freddie Mac Gold Pool 3% 2/1/2040	161,713	150,783
Freddie Mac Gold Pool 3% 2/1/2043	60,082	55,104
Freddie Mac Gold Pool 3% 2/1/2043	35,029	31,909
Freddie Mac Gold Pool 3% 2/1/2043	26,943	24,673
Freddie Mac Gold Pool 3% 2/1/2043	16,283	14,899
Freddie Mac Gold Pool 3% 2/1/2043	11,860	10,884
Freddie Mac Gold Pool 3% 2/1/2043	9,956	9,096
Freddie Mac Gold Pool 3% 2/1/2043	5,760	5,271
Freddie Mac Gold Pool 3% 2/1/2043	4,731	4,328
Freddie Mac Gold Pool 3% 2/1/2047	130,777	117,140
Freddie Mac Gold Pool 3% 2/1/2047	125,495	112,409
Freddie Mac Gold Pool 3% 2/1/2049	8,207	7,294
Freddie Mac Gold Pool 3% 3/1/2027	1,661	1,651
Freddie Mac Gold Pool 3% 3/1/2027	429	426
Freddie Mac Gold Pool 3% 3/1/2032	72,394	70,184
Freddie Mac Gold Pool 3% 3/1/2033	14,951	14,433
Freddie Mac Gold Pool 3% 3/1/2033	4,371	4,227
Freddie Mac Gold Pool 3% 3/1/2040	92,488	86,236
Freddie Mac Gold Pool 3% 3/1/2040	8,193	7,639
Freddie Mac Gold Pool 3% 3/1/2043	16,969	15,566
Freddie Mac Gold Pool 3% 3/1/2043	16,445	15,037
Freddie Mac Gold Pool 3% 3/1/2043	10,448	9,517
Freddie Mac Gold Pool 3% 3/1/2043	3,023	2,758
Freddie Mac Gold Pool 3% 3/1/2045	28,680	25,896
Freddie Mac Gold Pool 3% 3/1/2045	28,089	25,292
Freddie Mac Gold Pool 3% 3/1/2045	15,903	14,344
Freddie Mac Gold Pool 3% 3/1/2047	290,740	260,423
Freddie Mac Gold Pool 3% 3/1/2048	6,450	5,754
Freddie Mac Gold Pool 3% 3/1/2050	534,798	471,744
Freddie Mac Gold Pool 3% 3/1/2052	439,678	389,351
Freddie Mac Gold Pool 3% 3/1/2052	163,740	143,718
Freddie Mac Gold Pool 3% 3/1/2052	120,297	106,791
Freddie Mac Gold Pool 3% 4/1/2027	512	510
Freddie Mac Gold Pool 3% 4/1/2027	177	176
Freddie Mac Gold Pool 3% 4/1/2028	2,064	2,042
Freddie Mac Gold Pool 3% 4/1/2030	3,069	3,005
Freddie Mac Gold Pool 3% 4/1/2033	6,941	6,698
Freddie Mac Gold Pool 3% 4/1/2034	35,759	34,409
Freddie Mac Gold Pool 3% 4/1/2039	13,293	12,448
Freddie Mac Gold Pool 3% 4/1/2040	17,272	16,105
Freddie Mac Gold Pool 3% 4/1/2043	59,003	53,802
Freddie Mac Gold Pool 3% 4/1/2045	20,077	18,097
Freddie Mac Gold Pool 3% 4/1/2046	7,350	6,594
Freddie Mac Gold Pool 3% 4/1/2046	6,637	5,968
Freddie Mac Gold Pool 3% 4/1/2047	8,412	7,535
Freddie Mac Gold Pool 3% 4/1/2050	541,522	477,675
Freddie Mac Gold Pool 3% 5/1/2028	847	839
Freddie Mac Gold Pool 3% 5/1/2029	319	314
Freddie Mac Gold Pool 3% 5/1/2032	84,786	82,132
Freddie Mac Gold Pool 3% 5/1/2043	144,525	131,520
Freddie Mac Gold Pool 3% 5/1/2043	22,629	20,612
Freddie Mac Gold Pool 3% 5/1/2043	20,849	18,996
Freddie Mac Gold Pool 3% 5/1/2043	12,469	11,350
Freddie Mac Gold Pool 3% 5/1/2043	7,477	6,789
Freddie Mac Gold Pool 3% 5/1/2043	6,621	6,055
Freddie Mac Gold Pool 3% 5/1/2045	48,531	43,726
Freddie Mac Gold Pool 3% 5/1/2045	4,362	3,933
Freddie Mac Gold Pool 3% 5/1/2046	114,216	102,587
Freddie Mac Gold Pool 3% 5/1/2046	18,028	16,180
Freddie Mac Gold Pool 3% 5/1/2048	21,522	19,173
Freddie Mac Gold Pool 3% 5/1/2051	242,274	213,255
Freddie Mac Gold Pool 3% 5/1/2051	21,517	18,940
Freddie Mac Gold Pool 3% 6/1/2027	437	434
Freddie Mac Gold Pool 3% 6/1/2028	1,698	1,679
Freddie Mac Gold Pool 3% 6/1/2028	869	859
Freddie Mac Gold Pool 3% 6/1/2030	16,070	15,712
Freddie Mac Gold Pool 3% 6/1/2031	6,267	6,099
Freddie Mac Gold Pool 3% 6/1/2043	76,705	69,937
Freddie Mac Gold Pool 3% 6/1/2043	13,104	12,012
Freddie Mac Gold Pool 3% 6/1/2043	12,301	11,224
Freddie Mac Gold Pool 3% 6/1/2043	9,209	8,391
Freddie Mac Gold Pool 3% 6/1/2043	8,784	7,994
Freddie Mac Gold Pool 3% 6/1/2043	5,905	5,372
Freddie Mac Gold Pool 3% 6/1/2045	130,054	117,138
Freddie Mac Gold Pool 3% 6/1/2045	13,486	12,223
Freddie Mac Gold Pool 3% 6/1/2045	5,328	4,829
Freddie Mac Gold Pool 3% 6/1/2046	115,273	103,362
Freddie Mac Gold Pool 3% 6/1/2052	528,007	463,444
Freddie Mac Gold Pool 3% 6/1/2052	206,130	181,826
Freddie Mac Gold Pool 3% 7/1/2029	9,309	9,164
Freddie Mac Gold Pool 3% 7/1/2032	35,144	34,199
Freddie Mac Gold Pool 3% 7/1/2032	12,542	12,139
Freddie Mac Gold Pool 3% 7/1/2042	42,516	38,911
Freddie Mac Gold Pool 3% 7/1/2043	287,633	261,688
Freddie Mac Gold Pool 3% 7/1/2043	16,771	15,274
Freddie Mac Gold Pool 3% 7/1/2043	16,369	14,927
Freddie Mac Gold Pool 3% 7/1/2043	14,399	13,106
Freddie Mac Gold Pool 3% 7/1/2043	7,726	7,008
Freddie Mac Gold Pool 3% 7/1/2043	5,663	5,159
Freddie Mac Gold Pool 3% 7/1/2045	206,795	186,170
Freddie Mac Gold Pool 3% 7/1/2045	9,200	8,309
Freddie Mac Gold Pool 3% 7/1/2045	2,733	2,467
Freddie Mac Gold Pool 3% 7/1/2048	15,629	13,923
Freddie Mac Gold Pool 3% 8/1/2028	1,253	1,237
Freddie Mac Gold Pool 3% 8/1/2030	27,749	27,130
Freddie Mac Gold Pool 3% 8/1/2032	57,584	55,736
Freddie Mac Gold Pool 3% 8/1/2042	2,869	2,619
Freddie Mac Gold Pool 3% 8/1/2043	8,475	7,703
Freddie Mac Gold Pool 3% 8/1/2045	5,906	5,327
Freddie Mac Gold Pool 3% 8/1/2047	4,932	4,412
Freddie Mac Gold Pool 3% 8/1/2052	231,501	205,508
Freddie Mac Gold Pool 3% 9/1/2028	1,645	1,625
Freddie Mac Gold Pool 3% 9/1/2028	782	771
Freddie Mac Gold Pool 3% 9/1/2029	1,892	1,855
Freddie Mac Gold Pool 3% 9/1/2030	15,774	15,406
Freddie Mac Gold Pool 3% 9/1/2032	10,263	9,911
Freddie Mac Gold Pool 3% 9/1/2042	5,829	5,333
Freddie Mac Gold Pool 3% 9/1/2043	29,846	27,131
Freddie Mac Gold Pool 3% 9/1/2043	8,266	7,491
Freddie Mac Gold Pool 3% 9/1/2043	7,371	6,701
Freddie Mac Gold Pool 3% 9/1/2043	5,273	4,807
Freddie Mac Gold Pool 3% 9/1/2043	3,488	3,163
Freddie Mac Gold Pool 3% 9/1/2046	100,861	91,553
Freddie Mac Gold Pool 3% 9/1/2049	8,827	7,867
Freddie Mac Gold Pool 3% 9/1/2050	65,915	58,103
Freddie Mac Gold Pool 3% 9/1/2051	219,367	192,749
Freddie Mac Gold Pool 3.5% 1/1/2029	1,293	1,281
Freddie Mac Gold Pool 3.5% 1/1/2031	2,772	2,728
Freddie Mac Gold Pool 3.5% 1/1/2044	238,678	223,846
Freddie Mac Gold Pool 3.5% 1/1/2044	41,822	39,268
Freddie Mac Gold Pool 3.5% 1/1/2045	13,841	12,926
Freddie Mac Gold Pool 3.5% 1/1/2046	6,821	6,333
Freddie Mac Gold Pool 3.5% 10/1/2033	45,662	44,320
Freddie Mac Gold Pool 3.5% 10/1/2040	4,191	3,946
Freddie Mac Gold Pool 3.5% 10/1/2042	23,501	22,071
Freddie Mac Gold Pool 3.5% 10/1/2042	8,046	7,547
Freddie Mac Gold Pool 3.5% 10/1/2042	4,348	4,084
Freddie Mac Gold Pool 3.5% 10/1/2045	130,741	121,504
Freddie Mac Gold Pool 3.5% 10/1/2047	8,419	7,759
Freddie Mac Gold Pool 3.5% 10/1/2047	7,825	7,261
Freddie Mac Gold Pool 3.5% 10/1/2049	394,259	363,035
Freddie Mac Gold Pool 3.5% 11/1/2033	3,542	3,424
Freddie Mac Gold Pool 3.5% 11/1/2040	8,709	8,219
Freddie Mac Gold Pool 3.5% 11/1/2044	9,207	8,588
Freddie Mac Gold Pool 3.5% 11/1/2045	196,383	182,962
Freddie Mac Gold Pool 3.5% 11/1/2047	56,368	52,309
Freddie Mac Gold Pool 3.5% 11/1/2047	5,407	4,984
Freddie Mac Gold Pool 3.5% 11/1/2048	2,185	2,024
Freddie Mac Gold Pool 3.5% 12/1/2033	32,332	31,447
Freddie Mac Gold Pool 3.5% 12/1/2040	8,338	7,866
Freddie Mac Gold Pool 3.5% 12/1/2042	5,630	5,280
Freddie Mac Gold Pool 3.5% 12/1/2042	3,869	3,632
Freddie Mac Gold Pool 3.5% 12/1/2044	45,162	42,428
Freddie Mac Gold Pool 3.5% 12/1/2045	65,444	60,760
Freddie Mac Gold Pool 3.5% 12/1/2046	15,403	14,206
Freddie Mac Gold Pool 3.5% 12/1/2047	83,513	76,971
Freddie Mac Gold Pool 3.5% 12/1/2047	34,112	31,440
Freddie Mac Gold Pool 3.5% 12/1/2047	13,326	12,366
Freddie Mac Gold Pool 3.5% 2/1/2034	850,121	827,127
Freddie Mac Gold Pool 3.5% 2/1/2034	42,028	40,458
Freddie Mac Gold Pool 3.5% 2/1/2042	89,906	84,536
Freddie Mac Gold Pool 3.5% 2/1/2043	352,090	330,410
Freddie Mac Gold Pool 3.5% 2/1/2043	30,359	28,356
Freddie Mac Gold Pool 3.5% 2/1/2043	21,057	19,807
Freddie Mac Gold Pool 3.5% 2/1/2043	7,880	7,434
Freddie Mac Gold Pool 3.5% 2/1/2043	4,671	4,383
Freddie Mac Gold Pool 3.5% 2/1/2044	30,723	28,774
Freddie Mac Gold Pool 3.5% 2/1/2044	19,100	17,918
Freddie Mac Gold Pool 3.5% 2/1/2045	167,378	155,984
Freddie Mac Gold Pool 3.5% 2/1/2045	29,149	27,131
Freddie Mac Gold Pool 3.5% 2/1/2052	126,749	116,077
Freddie Mac Gold Pool 3.5% 3/1/2032	76,062	74,380
Freddie Mac Gold Pool 3.5% 3/1/2032	2,280	2,238
Freddie Mac Gold Pool 3.5% 3/1/2045	34,840	32,446
Freddie Mac Gold Pool 3.5% 3/1/2045	10,853	10,122
Freddie Mac Gold Pool 3.5% 3/1/2045	3,101	2,897
Freddie Mac Gold Pool 3.5% 3/1/2046	223,768	207,692
Freddie Mac Gold Pool 3.5% 3/1/2050	1,322,337	1,226,291
Freddie Mac Gold Pool 3.5% 3/1/2050	15,133	13,849
Freddie Mac Gold Pool 3.5% 3/1/2052	164,215	150,132
Freddie Mac Gold Pool 3.5% 4/1/2028	2,592	2,573
Freddie Mac Gold Pool 3.5% 4/1/2033	4,518	4,393
Freddie Mac Gold Pool 3.5% 4/1/2034	2,990	2,893
Freddie Mac Gold Pool 3.5% 4/1/2040	10,329	9,758
Freddie Mac Gold Pool 3.5% 4/1/2042	159,563	150,045
Freddie Mac Gold Pool 3.5% 4/1/2042	8,733	8,221
Freddie Mac Gold Pool 3.5% 4/1/2042	3,628	3,410
Freddie Mac Gold Pool 3.5% 4/1/2043	155,694	146,020
Freddie Mac Gold Pool 3.5% 4/1/2043	34,031	31,926
Freddie Mac Gold Pool 3.5% 4/1/2043	15,848	14,878
Freddie Mac Gold Pool 3.5% 4/1/2046	149,752	138,927
Freddie Mac Gold Pool 3.5% 4/1/2046	95,894	89,156
Freddie Mac Gold Pool 3.5% 4/1/2046	52,226	48,490
Freddie Mac Gold Pool 3.5% 4/1/2052	379,774	349,698
Freddie Mac Gold Pool 3.5% 5/1/2032	13,537	13,282
Freddie Mac Gold Pool 3.5% 5/1/2034	37,984	36,873
Freddie Mac Gold Pool 3.5% 5/1/2039	5,779	5,527
Freddie Mac Gold Pool 3.5% 5/1/2040	19,006	17,966
Freddie Mac Gold Pool 3.5% 5/1/2042	5,928	5,549
Freddie Mac Gold Pool 3.5% 5/1/2043	61,397	57,440
Freddie Mac Gold Pool 3.5% 5/1/2043	56,363	52,708
Freddie Mac Gold Pool 3.5% 5/1/2043	7,035	6,586
Freddie Mac Gold Pool 3.5% 5/1/2043	5,303	4,967
Freddie Mac Gold Pool 3.5% 5/1/2045	130,290	121,314
Freddie Mac Gold Pool 3.5% 5/1/2045	81,003	75,405
Freddie Mac Gold Pool 3.5% 5/1/2046	83,097	77,375
Freddie Mac Gold Pool 3.5% 5/1/2046	59,315	55,085
Freddie Mac Gold Pool 3.5% 5/1/2046	7,921	7,345
Freddie Mac Gold Pool 3.5% 5/1/2048	3,465	3,200
Freddie Mac Gold Pool 3.5% 6/1/2032	372,973	364,404
Freddie Mac Gold Pool 3.5% 6/1/2038	3,184	3,053
Freddie Mac Gold Pool 3.5% 6/1/2039	54,030	51,676
Freddie Mac Gold Pool 3.5% 6/1/2040	17,391	16,459
Freddie Mac Gold Pool 3.5% 6/1/2045	154,985	144,445
Freddie Mac Gold Pool 3.5% 6/1/2045	25,277	23,582
Freddie Mac Gold Pool 3.5% 6/1/2048	2,647	2,445
Freddie Mac Gold Pool 3.5% 7/1/2029	12,807	12,694
Freddie Mac Gold Pool 3.5% 7/1/2032	17,869	17,422
Freddie Mac Gold Pool 3.5% 7/1/2034	4,112	3,971
Freddie Mac Gold Pool 3.5% 7/1/2039	9,780	9,345
Freddie Mac Gold Pool 3.5% 7/1/2040	1,665	1,571
Freddie Mac Gold Pool 3.5% 7/1/2042	456,589	428,637
Freddie Mac Gold Pool 3.5% 7/1/2042	11,890	11,182
Freddie Mac Gold Pool 3.5% 7/1/2045	236,411	219,831
Freddie Mac Gold Pool 3.5% 7/1/2046	815,383	760,053
Freddie Mac Gold Pool 3.5% 7/1/2047	135,745	126,097
Freddie Mac Gold Pool 3.5% 7/1/2051	289,995	265,306
Freddie Mac Gold Pool 3.5% 7/1/2052	680,827	625,419
Freddie Mac Gold Pool 3.5% 8/1/2032	37,063	36,136
Freddie Mac Gold Pool 3.5% 8/1/2034	64,641	62,719
Freddie Mac Gold Pool 3.5% 8/1/2034	29,363	28,356
Freddie Mac Gold Pool 3.5% 8/1/2039	16,905	16,153
Freddie Mac Gold Pool 3.5% 8/1/2040	11,162	10,546
Freddie Mac Gold Pool 3.5% 8/1/2042	67,557	63,448
Freddie Mac Gold Pool 3.5% 8/1/2042	6,567	6,152
Freddie Mac Gold Pool 3.5% 8/1/2042	1,923	1,811
Freddie Mac Gold Pool 3.5% 8/1/2043	24,662	23,071
Freddie Mac Gold Pool 3.5% 8/1/2043	8,487	7,943
Freddie Mac Gold Pool 3.5% 8/1/2043	2,913	2,717
Freddie Mac Gold Pool 3.5% 8/1/2045	120,984	112,459
Freddie Mac Gold Pool 3.5% 8/1/2045	2,789	2,596
Freddie Mac Gold Pool 3.5% 8/1/2046	256,374	236,531
Freddie Mac Gold Pool 3.5% 8/1/2047	211,475	196,445
Freddie Mac Gold Pool 3.5% 8/1/2047	25,243	23,449
Freddie Mac Gold Pool 3.5% 8/1/2047	16,082	14,939
Freddie Mac Gold Pool 3.5% 8/1/2047	4,816	4,460
Freddie Mac Gold Pool 3.5% 9/1/2033	11,699	11,355
Freddie Mac Gold Pool 3.5% 9/1/2040	7,574	7,173
Freddie Mac Gold Pool 3.5% 9/1/2042	565,550	530,222
Freddie Mac Gold Pool 3.5% 9/1/2042	498,141	467,245
Freddie Mac Gold Pool 3.5% 9/1/2043	26,769	25,065
Freddie Mac Gold Pool 3.5% 9/1/2043	8,109	7,569
Freddie Mac Gold Pool 3.5% 9/1/2043	8,098	7,567
Freddie Mac Gold Pool 3.5% 9/1/2045	55,711	51,785
Freddie Mac Gold Pool 3.5% 9/1/2045	2,340	2,173
Freddie Mac Gold Pool 3.5% 9/1/2046	51,861	47,847
Freddie Mac Gold Pool 3.5% 9/1/2046	35,771	33,312
Freddie Mac Gold Pool 3.5% 9/1/2047	183,366	170,348
Freddie Mac Gold Pool 3.5% 9/1/2047	5,344	4,964
Freddie Mac Gold Pool 3.5% 9/1/2047	5,024	4,667
Freddie Mac Gold Pool 4% 1/1/2039	5,801	5,641
Freddie Mac Gold Pool 4% 10/1/2033	1,933	1,907
Freddie Mac Gold Pool 4% 10/1/2034	6,535	6,472
Freddie Mac Gold Pool 4% 10/1/2041	73,043	70,568
Freddie Mac Gold Pool 4% 11/1/2043	40,076	38,633
Freddie Mac Gold Pool 4% 12/1/2038	37,342	36,315
Freddie Mac Gold Pool 4% 12/1/2049	5,465	5,165
Freddie Mac Gold Pool 4% 2/1/2043	2,235	2,148
Freddie Mac Gold Pool 4% 2/1/2045	64,352	61,913
Freddie Mac Gold Pool 4% 4/1/2035	31,603	31,228
Freddie Mac Gold Pool 4% 4/1/2043	3,588	3,457
Freddie Mac Gold Pool 4% 4/1/2046	22,724	21,748
Freddie Mac Gold Pool 4% 4/1/2052	16,263	15,430
Freddie Mac Gold Pool 4% 5/1/2037	255,464	249,535
Freddie Mac Gold Pool 4% 5/1/2048	158,504	150,328
Freddie Mac Gold Pool 4% 5/1/2048	105,380	100,169
Freddie Mac Gold Pool 4% 5/1/2051	7,619	7,141
Freddie Mac Gold Pool 4% 6/1/2044	2,613	2,542
Freddie Mac Gold Pool 4% 8/1/2033	2,835	2,797
Freddie Mac Gold Pool 4% 8/1/2049	74,026	70,069
Freddie Mac Gold Pool 4% 9/1/2041	7,822	7,558
Freddie Mac Gold Pool 4% 9/1/2048	20,004	18,984
Freddie Mac Gold Pool 4% 9/1/2051	12,311	11,703
Freddie Mac Gold Pool 4.5% 1/1/2041	15,492	15,361
Freddie Mac Gold Pool 4.5% 1/1/2041	2,764	2,742
Freddie Mac Gold Pool 4.5% 1/1/2042	122,914	121,868
Freddie Mac Gold Pool 4.5% 1/1/2044	38,939	38,450
Freddie Mac Gold Pool 4.5% 1/1/2049	84,422	81,915
Freddie Mac Gold Pool 4.5% 1/1/2049	25,593	24,865
Freddie Mac Gold Pool 4.5% 1/1/2049	4,406	4,275
Freddie Mac Gold Pool 4.5% 1/1/2049	2,386	2,318
Freddie Mac Gold Pool 4.5% 10/1/2039	3,224	3,199
Freddie Mac Gold Pool 4.5% 10/1/2040	6,373	6,305
Freddie Mac Gold Pool 4.5% 10/1/2041	69,336	68,622
Freddie Mac Gold Pool 4.5% 10/1/2041	1,709	1,697
Freddie Mac Gold Pool 4.5% 10/1/2043	11,257	11,110
Freddie Mac Gold Pool 4.5% 10/1/2048	225,527	220,733
Freddie Mac Gold Pool 4.5% 10/1/2048	12,180	11,853
Freddie Mac Gold Pool 4.5% 10/1/2048	7,611	7,397
Freddie Mac Gold Pool 4.5% 10/1/2048	4,186	4,073
Freddie Mac Gold Pool 4.5% 10/1/2049	24,647	23,908
Freddie Mac Gold Pool 4.5% 11/1/2039	56,414	55,964
Freddie Mac Gold Pool 4.5% 11/1/2041	36,218	35,898
Freddie Mac Gold Pool 4.5% 11/1/2047	18,605	18,151
Freddie Mac Gold Pool 4.5% 11/1/2047	13,843	13,505
Freddie Mac Gold Pool 4.5% 11/1/2048	2,110	2,051
Freddie Mac Gold Pool 4.5% 11/1/2049	23,496	22,791
Freddie Mac Gold Pool 4.5% 11/1/2049	2,955	2,867
Freddie Mac Gold Pool 4.5% 12/1/2040	8,337	8,269
Freddie Mac Gold Pool 4.5% 12/1/2043	37,510	37,019
Freddie Mac Gold Pool 4.5% 12/1/2044	2,277	2,244
Freddie Mac Gold Pool 4.5% 12/1/2045	8,809	8,740
Freddie Mac Gold Pool 4.5% 12/1/2046	3,264	3,196
Freddie Mac Gold Pool 4.5% 12/1/2047	70,596	69,007
Freddie Mac Gold Pool 4.5% 12/1/2048	21,913	21,399
Freddie Mac Gold Pool 4.5% 12/1/2048	13,824	13,423
Freddie Mac Gold Pool 4.5% 12/1/2048	4,131	4,008
Freddie Mac Gold Pool 4.5% 12/1/2052 (b)	1,145,484	1,113,710
Freddie Mac Gold Pool 4.5% 2/1/2041	7,655	7,572
Freddie Mac Gold Pool 4.5% 2/1/2041	5,964	5,913
Freddie Mac Gold Pool 4.5% 2/1/2041	5,932	5,881
Freddie Mac Gold Pool 4.5% 2/1/2041	4,250	4,215
Freddie Mac Gold Pool 4.5% 2/1/2041	3,627	3,599
Freddie Mac Gold Pool 4.5% 2/1/2041	2,562	2,534
Freddie Mac Gold Pool 4.5% 2/1/2044	22,300	22,006
Freddie Mac Gold Pool 4.5% 2/1/2047	12,630	12,370
Freddie Mac Gold Pool 4.5% 2/1/2047	4,276	4,187
Freddie Mac Gold Pool 4.5% 2/1/2048	4,628	4,515
Freddie Mac Gold Pool 4.5% 2/1/2049	88,037	85,423
Freddie Mac Gold Pool 4.5% 2/1/2049	4,921	4,798
Freddie Mac Gold Pool 4.5% 2/1/2049	1,561	1,517
Freddie Mac Gold Pool 4.5% 2/1/2050	5,970	5,791
Freddie Mac Gold Pool 4.5% 3/1/2041	22,474	22,277
Freddie Mac Gold Pool 4.5% 3/1/2041	5,105	5,052
Freddie Mac Gold Pool 4.5% 3/1/2041	3,226	3,198
Freddie Mac Gold Pool 4.5% 3/1/2044	22,344	22,053
Freddie Mac Gold Pool 4.5% 3/1/2044	14,753	14,568
Freddie Mac Gold Pool 4.5% 3/1/2044	10,422	10,288
Freddie Mac Gold Pool 4.5% 3/1/2044	8,376	8,265
Freddie Mac Gold Pool 4.5% 3/1/2049	74,537	72,164
Freddie Mac Gold Pool 4.5% 3/1/2049	1,009	982
Freddie Mac Gold Pool 4.5% 3/1/2050	19,713	19,121
Freddie Mac Gold Pool 4.5% 4/1/2041	35,706	35,397
Freddie Mac Gold Pool 4.5% 4/1/2041	10,426	10,312
Freddie Mac Gold Pool 4.5% 4/1/2041	10,110	10,003
Freddie Mac Gold Pool 4.5% 4/1/2044	16,126	15,917
Freddie Mac Gold Pool 4.5% 4/1/2047	10,362	10,126
Freddie Mac Gold Pool 4.5% 4/1/2048	31,535	30,815
Freddie Mac Gold Pool 4.5% 4/1/2048	12,966	12,670
Freddie Mac Gold Pool 4.5% 4/1/2048	12,889	12,562
Freddie Mac Gold Pool 4.5% 4/1/2048	12,658	12,369
Freddie Mac Gold Pool 4.5% 4/1/2048	3,823	3,727
Freddie Mac Gold Pool 4.5% 4/1/2049	23,729	23,024
Freddie Mac Gold Pool 4.5% 4/1/2049	13,646	13,240
Freddie Mac Gold Pool 4.5% 4/1/2049	1,302	1,269
Freddie Mac Gold Pool 4.5% 4/1/2050	42,172	40,907
Freddie Mac Gold Pool 4.5% 5/1/2039	34,642	34,381
Freddie Mac Gold Pool 4.5% 5/1/2041	10,913	10,793
Freddie Mac Gold Pool 4.5% 5/1/2041	7,263	7,199
Freddie Mac Gold Pool 4.5% 5/1/2044	5,377	5,315
Freddie Mac Gold Pool 4.5% 5/1/2047	38,195	37,395
Freddie Mac Gold Pool 4.5% 5/1/2047	28,085	27,506
Freddie Mac Gold Pool 4.5% 5/1/2047	13,175	12,904
Freddie Mac Gold Pool 4.5% 5/1/2048	108,721	105,968
Freddie Mac Gold Pool 4.5% 5/1/2048	25,707	25,121
Freddie Mac Gold Pool 4.5% 5/1/2049	44,139	42,828
Freddie Mac Gold Pool 4.5% 6/1/2041	9,947	9,868
Freddie Mac Gold Pool 4.5% 6/1/2041	8,318	8,230
Freddie Mac Gold Pool 4.5% 6/1/2041	6,992	6,936
Freddie Mac Gold Pool 4.5% 6/1/2041	3,292	3,268
Freddie Mac Gold Pool 4.5% 6/1/2047	54,652	53,508
Freddie Mac Gold Pool 4.5% 6/1/2047	15,675	15,347
Freddie Mac Gold Pool 4.5% 6/1/2047	8,774	8,571
Freddie Mac Gold Pool 4.5% 6/1/2048	19,610	19,113
Freddie Mac Gold Pool 4.5% 6/1/2048	5,311	5,176
Freddie Mac Gold Pool 4.5% 6/1/2049	8,950	8,684
Freddie Mac Gold Pool 4.5% 6/1/2049	7,369	7,150
Freddie Mac Gold Pool 4.5% 7/1/2030	425	424
Freddie Mac Gold Pool 4.5% 7/1/2039	22,057	21,885
Freddie Mac Gold Pool 4.5% 7/1/2041	126,723	125,447
Freddie Mac Gold Pool 4.5% 7/1/2041	16,859	16,678
Freddie Mac Gold Pool 4.5% 7/1/2047	36,065	35,231
Freddie Mac Gold Pool 4.5% 7/1/2047	27,933	27,365
Freddie Mac Gold Pool 4.5% 7/1/2047	23,210	22,724
Freddie Mac Gold Pool 4.5% 7/1/2047	12,859	12,590
Freddie Mac Gold Pool 4.5% 7/1/2047	11,006	10,705
Freddie Mac Gold Pool 4.5% 7/1/2048	3,519	3,426
Freddie Mac Gold Pool 4.5% 7/1/2049	5,257	5,101
Freddie Mac Gold Pool 4.5% 7/1/2050	8,637	8,372
Freddie Mac Gold Pool 4.5% 8/1/2039	4,465	4,430
Freddie Mac Gold Pool 4.5% 8/1/2040	940	932
Freddie Mac Gold Pool 4.5% 8/1/2041	10,218	10,131
Freddie Mac Gold Pool 4.5% 8/1/2041	890	882
Freddie Mac Gold Pool 4.5% 8/1/2047	95,091	92,891
Freddie Mac Gold Pool 4.5% 8/1/2048	61,492	59,839
Freddie Mac Gold Pool 4.5% 8/1/2049	4,600	4,464
Freddie Mac Gold Pool 4.5% 9/1/2041	87,817	87,047
Freddie Mac Gold Pool 4.5% 9/1/2041	14,744	14,618
Freddie Mac Gold Pool 4.5% 9/1/2046	3,549	3,478
Freddie Mac Gold Pool 4.5% 9/1/2047	13,227	12,921
Freddie Mac Gold Pool 4.5% 9/1/2047	8,681	8,480
Freddie Mac Gold Pool 4.5% 9/1/2048	57,346	55,805
Freddie Mac Gold Pool 4.5% 9/1/2048	31,713	30,861
Freddie Mac Gold Pool 4.5% 9/1/2049	5,377	5,218
Freddie Mac Gold Pool 4.5% 9/1/2050	10,275	9,961
Freddie Mac Gold Pool 5% 1/1/2039	262	263
Freddie Mac Gold Pool 5% 1/1/2040	11,756	11,822
Freddie Mac Gold Pool 5% 1/1/2053	553,817	551,105
Freddie Mac Gold Pool 5% 10/1/2038	492	495
Freddie Mac Gold Pool 5% 10/1/2048	5,749	5,760
Freddie Mac Gold Pool 5% 11/1/2038	1,182	1,189
Freddie Mac Gold Pool 5% 11/1/2038	955	960
Freddie Mac Gold Pool 5% 11/1/2052	1,267,676	1,265,035
Freddie Mac Gold Pool 5% 11/1/2052	385,206	384,764
Freddie Mac Gold Pool 5% 12/1/2036	1,382	1,390
Freddie Mac Gold Pool 5% 12/1/2038	11,038	11,101
Freddie Mac Gold Pool 5% 12/1/2038	353	355
Freddie Mac Gold Pool 5% 12/1/2040	1,144,018	1,156,024
Freddie Mac Gold Pool 5% 12/1/2048	19,001	18,966
Freddie Mac Gold Pool 5% 12/1/2052	1,661,964	1,658,500
Freddie Mac Gold Pool 5% 12/1/2052	1,516,877	1,509,924
Freddie Mac Gold Pool 5% 12/1/2052	164,234	163,481
Freddie Mac Gold Pool 5% 2/1/2037	771	775
Freddie Mac Gold Pool 5% 2/1/2038	14,706	14,780
Freddie Mac Gold Pool 5% 2/1/2038	2,960	2,977
Freddie Mac Gold Pool 5% 2/1/2038	280	281
Freddie Mac Gold Pool 5% 2/1/2039	10,539	10,601
Freddie Mac Gold Pool 5% 2/1/2039	311	313
Freddie Mac Gold Pool 5% 2/1/2049	57,593	57,721
Freddie Mac Gold Pool 5% 2/1/2049	5,242	5,228
Freddie Mac Gold Pool 5% 2/1/2050	10,102	10,093
Freddie Mac Gold Pool 5% 2/1/2056	700,000	688,151
Freddie Mac Gold Pool 5% 3/1/2038	1,154	1,161
Freddie Mac Gold Pool 5% 3/1/2039	406	408
Freddie Mac Gold Pool 5% 4/1/2038	5,434	5,465
Freddie Mac Gold Pool 5% 4/1/2038	4,787	4,815
Freddie Mac Gold Pool 5% 4/1/2038	365	367
Freddie Mac Gold Pool 5% 4/1/2040	22,523	22,652
Freddie Mac Gold Pool 5% 4/1/2049	9,045	9,053
Freddie Mac Gold Pool 5% 5/1/2028	244	245
Freddie Mac Gold Pool 5% 5/1/2035	11,713	11,776
Freddie Mac Gold Pool 5% 5/1/2040	2,070	2,081
Freddie Mac Gold Pool 5% 5/1/2050	50,953	50,906
Freddie Mac Gold Pool 5% 5/1/2056	11,299,873	11,108,595
Freddie Mac Gold Pool 5% 6/1/2037	250	251
Freddie Mac Gold Pool 5% 6/1/2038	8,036	8,082
Freddie Mac Gold Pool 5% 6/1/2038	1,204	1,211
Freddie Mac Gold Pool 5% 6/1/2038	623	627
Freddie Mac Gold Pool 5% 6/1/2040	7,753	7,797
Freddie Mac Gold Pool 5% 6/1/2041	35,007	35,209
Freddie Mac Gold Pool 5% 6/1/2052	152,812	152,828
Freddie Mac Gold Pool 5% 6/1/2056	5,999,999	5,898,668
Freddie Mac Gold Pool 5% 7/1/2040	5,451	5,483
Freddie Mac Gold Pool 5% 7/1/2048	16,284	16,041
Freddie Mac Gold Pool 5% 8/1/2037	555	559
Freddie Mac Gold Pool 5% 8/1/2038	1,383	1,391
Freddie Mac Gold Pool 5% 8/1/2038	1,036	1,042
Freddie Mac Gold Pool 5% 8/1/2040	2,005,085	2,016,102
Freddie Mac Gold Pool 5% 8/1/2040	742,736	746,817
Freddie Mac Gold Pool 5% 8/1/2040	35,072	35,272
Freddie Mac Gold Pool 5% 8/1/2040	23,350	23,488
Freddie Mac Gold Pool 5% 8/1/2040	1,291	1,298
Freddie Mac Gold Pool 5% 8/1/2049	3,018	3,017
Freddie Mac Gold Pool 5% 9/1/2038	23,457	23,592
Freddie Mac Gold Pool 5% 9/1/2039	20,755	20,875
Freddie Mac Gold Pool 5% 9/1/2039	15,201	15,290
Freddie Mac Gold Pool 5% 9/1/2039	517	520
Freddie Mac Gold Pool 5% 9/1/2049	10,984	10,980
Freddie Mac Gold Pool 5.5% 1/1/2036	3,686	3,761
Freddie Mac Gold Pool 5.5% 1/1/2037	514	525
Freddie Mac Gold Pool 5.5% 1/1/2037	359	366
Freddie Mac Gold Pool 5.5% 1/1/2038	1,257	1,286
Freddie Mac Gold Pool 5.5% 1/1/2038	594	606
Freddie Mac Gold Pool 5.5% 1/1/2039	7,418	7,564
Freddie Mac Gold Pool 5.5% 1/1/2039	696	712
Freddie Mac Gold Pool 5.5% 1/1/2041	1,414	1,445
Freddie Mac Gold Pool 5.5% 10/1/2033	232	236
Freddie Mac Gold Pool 5.5% 10/1/2035	1,631	1,665
Freddie Mac Gold Pool 5.5% 10/1/2054	466,628	474,281
Freddie Mac Gold Pool 5.5% 11/1/2028	141	143
Freddie Mac Gold Pool 5.5% 11/1/2037	1,408	1,437
Freddie Mac Gold Pool 5.5% 11/1/2038	288	295
Freddie Mac Gold Pool 5.5% 11/1/2054	436,644	445,306
Freddie Mac Gold Pool 5.5% 12/1/2037	114	117
Freddie Mac Gold Pool 5.5% 12/1/2039	3,564	3,645
Freddie Mac Gold Pool 5.5% 12/1/2054	857,240	868,888
Freddie Mac Gold Pool 5.5% 12/1/2054	47,896	48,158
Freddie Mac Gold Pool 5.5% 2/1/2038	288	295
Freddie Mac Gold Pool 5.5% 2/1/2039	381	389
Freddie Mac Gold Pool 5.5% 2/1/2054	347,233	350,107
Freddie Mac Gold Pool 5.5% 3/1/2034	15,639	15,924
Freddie Mac Gold Pool 5.5% 3/1/2037	125	128
Freddie Mac Gold Pool 5.5% 3/1/2038	586	599
Freddie Mac Gold Pool 5.5% 3/1/2039	34,500	35,265
Freddie Mac Gold Pool 5.5% 3/1/2039	992	1,015
Freddie Mac Gold Pool 5.5% 3/1/2053 (f)	1,421,559	1,451,093
Freddie Mac Gold Pool 5.5% 4/1/2027	4	4
Freddie Mac Gold Pool 5.5% 4/1/2038	3,165	3,236
Freddie Mac Gold Pool 5.5% 4/1/2038	579	592
Freddie Mac Gold Pool 5.5% 4/1/2038	264	270
Freddie Mac Gold Pool 5.5% 4/1/2038	227	232
Freddie Mac Gold Pool 5.5% 4/1/2039	2,502	2,558
Freddie Mac Gold Pool 5.5% 4/1/2040	8,650	8,858
Freddie Mac Gold Pool 5.5% 5/1/2028	80	81
Freddie Mac Gold Pool 5.5% 5/1/2036	268	274
Freddie Mac Gold Pool 5.5% 5/1/2037	9,441	9,648
Freddie Mac Gold Pool 5.5% 5/1/2037	278	284
Freddie Mac Gold Pool 5.5% 5/1/2037	85	87
Freddie Mac Gold Pool 5.5% 5/1/2038	5,472	5,596
Freddie Mac Gold Pool 5.5% 5/1/2038	244	250
Freddie Mac Gold Pool 5.5% 5/1/2038	238	243
Freddie Mac Gold Pool 5.5% 5/1/2038	214	218
Freddie Mac Gold Pool 5.5% 5/1/2053	834,555	846,938
Freddie Mac Gold Pool 5.5% 5/1/2055	301,055	302,954
Freddie Mac Gold Pool 5.5% 6/1/2027	133	133
Freddie Mac Gold Pool 5.5% 6/1/2038	2,827	2,890
Freddie Mac Gold Pool 5.5% 6/1/2038	585	598
Freddie Mac Gold Pool 5.5% 6/1/2038	435	445
Freddie Mac Gold Pool 5.5% 6/1/2038	331	338
Freddie Mac Gold Pool 5.5% 6/1/2041	15,763	16,064
Freddie Mac Gold Pool 5.5% 6/1/2041	11,673	11,926
Freddie Mac Gold Pool 5.5% 6/1/2041	5,521	5,631
Freddie Mac Gold Pool 5.5% 6/1/2049	89,591	92,405
Freddie Mac Gold Pool 5.5% 7/1/2028	98	98
Freddie Mac Gold Pool 5.5% 7/1/2035	9,827	10,003
Freddie Mac Gold Pool 5.5% 7/1/2036	4,987	5,093
Freddie Mac Gold Pool 5.5% 7/1/2038	293	299
Freddie Mac Gold Pool 5.5% 7/1/2038	173	177
Freddie Mac Gold Pool 5.5% 8/1/2038	613	627
Freddie Mac Gold Pool 5.5% 8/1/2038	405	414
Freddie Mac Gold Pool 5.5% 8/1/2038	253	259
Freddie Mac Gold Pool 5.5% 8/1/2039	4,543	4,646
Freddie Mac Gold Pool 5.5% 8/1/2040	1,040	1,063
Freddie Mac Gold Pool 5.5% 8/1/2055	529,839	539,688
Freddie Mac Gold Pool 5.5% 9/1/2038	3,640	3,723
Freddie Mac Gold Pool 5.5% 9/1/2038	522	534
Freddie Mac Gold Pool 5.5% 9/1/2038	277	283
Freddie Mac Gold Pool 5.5% 9/1/2040	18,328	18,755
Freddie Mac Gold Pool 6% 11/1/2053	198,995	205,303
Freddie Mac Gold Pool 6% 12/1/2052	142,051	147,308
Freddie Mac Gold Pool 6% 12/1/2055	698,666	722,832
Freddie Mac Gold Pool 6% 2/1/2055	354,087	367,856
Freddie Mac Gold Pool 6% 2/1/2056	1,052,417	1,085,963
Freddie Mac Gold Pool 6% 3/1/2056	95,252	98,547
Freddie Mac Gold Pool 6% 4/1/2032	15,110	15,451
Freddie Mac Gold Pool 6% 4/1/2054	1,041,883	1,082,723
Freddie Mac Gold Pool 6% 4/1/2054	328,586	338,558
Freddie Mac Gold Pool 6% 5/1/2033	3,187	3,257
Freddie Mac Gold Pool 6% 5/1/2054	1,054,148	1,096,127
Freddie Mac Gold Pool 6% 6/1/2056	2,796,524	2,902,864
Freddie Mac Gold Pool 6% 7/1/2037	600	622
Freddie Mac Gold Pool 6% 7/1/2039	1,858,611	1,910,740
Freddie Mac Gold Pool 6% 8/1/2037	7,041	7,281
Freddie Mac Gold Pool 6% 8/1/2055	1,709,936	1,776,026
Freddie Mac Gold Pool 6.5% 1/1/2054	1,074,679	1,126,698
Freddie Mac Gold Pool 6.5% 1/1/2054	415,971	436,118
Freddie Mac Gold Pool 6.5% 1/1/2054	18,278	19,127
Freddie Mac Gold Pool 6.5% 1/1/2054	16,907	17,789
Freddie Mac Gold Pool 6.5% 1/1/2054	11,583	12,038
Freddie Mac Gold Pool 6.5% 10/1/2037	335	351
Freddie Mac Gold Pool 6.5% 10/1/2053	316,632	332,057
Freddie Mac Gold Pool 6.5% 11/1/2036	168	176
Freddie Mac Gold Pool 6.5% 11/1/2054	57,882	60,630
Freddie Mac Gold Pool 6.5% 11/1/2054	39,357	40,876
Freddie Mac Gold Pool 6.5% 11/1/2055	605,715	632,952
Freddie Mac Gold Pool 6.5% 12/1/2037	280	294
Freddie Mac Gold Pool 6.5% 12/1/2053	167,468	175,909
Freddie Mac Gold Pool 6.5% 2/1/2055	468,889	492,655
Freddie Mac Gold Pool 6.5% 2/1/2055	123,553	129,398
Freddie Mac Gold Pool 6.5% 4/1/2054	56,983	59,548
Freddie Mac Gold Pool 6.5% 4/1/2054	26,919	28,262
Freddie Mac Gold Pool 6.5% 4/1/2055	186,810	195,626
Freddie Mac Gold Pool 6.5% 4/1/2056	525,681	553,015
Freddie Mac Gold Pool 6.5% 5/1/2054	76,325	79,771
Freddie Mac Gold Pool 6.5% 6/1/2053	32,905	34,319
Freddie Mac Gold Pool 6.5% 6/1/2054	1,128,188	1,184,559
Freddie Mac Gold Pool 6.5% 6/1/2054	225,287	237,107
Freddie Mac Gold Pool 6.5% 6/1/2054	17,735	18,620
Freddie Mac Gold Pool 6.5% 6/1/2054	16,941	17,872
Freddie Mac Gold Pool 6.5% 7/1/2054	31,383	32,692
Freddie Mac Gold Pool 6.5% 8/1/2054	328,726	343,488
Freddie Mac Gold Pool 6.5% 8/1/2054	124,723	130,978
Freddie Mac Gold Pool 6.5% 8/1/2054	83,171	86,547
Freddie Mac Gold Pool 6.5% 8/1/2054	36,859	38,427
Freddie Mac Gold Pool 6.5% 9/1/2037	184	192
Freddie Mac Gold Pool 6.5% 9/1/2053	283,195	297,345
Freddie Mac Gold Pool 6.5% 9/1/2054	2,160,186	2,278,248
Freddie Mac Gold Pool 6.5% 9/1/2054	267,634	281,676
Freddie Mac Gold Pool 6.5% 9/1/2054	97,401	101,507
Freddie Mac Gold Pool 7% 1/1/2054	338,489	360,944
Freddie Mac Gold Pool 7% 1/1/2054	307,165	327,519
Freddie Mac Gold Pool 7% 1/1/2054	306,363	327,190
Freddie Mac Gold Pool 7% 1/1/2054	228,346	243,940
Freddie Mac Gold Pool 7% 1/1/2054	125,382	133,700
Freddie Mac Gold Pool 7% 1/1/2054	16,521	17,623
Freddie Mac Gold Pool 7% 10/1/2055	20,064	21,453
Freddie Mac Gold Pool 7% 11/1/2055	91,287	97,877
Freddie Mac Gold Pool 7% 11/1/2055	75,874	81,423
Freddie Mac Gold Pool 7% 11/1/2055	63,924	68,749
Freddie Mac Gold Pool 7% 11/1/2055	39,118	42,143
Freddie Mac Gold Pool 7% 11/1/2055	24,857	26,451
Freddie Mac Gold Pool 7% 11/1/2055	24,850	26,322
Freddie Mac Gold Pool 7% 11/1/2055	22,926	24,422
Freddie Mac Gold Pool 7% 11/1/2055	17,132	18,220
Freddie Mac Gold Pool 7% 12/1/2053	35,722	37,945
Freddie Mac Gold Pool 7% 12/1/2053	19,464	20,684
Freddie Mac Gold Pool 7% 12/1/2053	13,872	14,808
Freddie Mac Gold Pool 7% 2/1/2054	157,631	168,027
Freddie Mac Gold Pool 7% 3/1/2054	21,633	22,982
Freddie Mac Gold Pool 7% 3/1/2054	15,146	16,122
Freddie Mac Gold Pool 7% 5/1/2055	19,774	21,047
Freddie Mac Gold Pool 7% 6/1/2054	303,070	323,862
Freddie Mac Gold Pool 7% 6/1/2054	275,899	294,289
Freddie Mac Gold Pool 7% 7/1/2054	12,002	12,784
Freddie Mac Gold Pool 7% 8/1/2054	130,676	139,845
Freddie Mac Gold Pool 7% 8/1/2054	19,272	20,514
Freddie Mac Gold Pool 7% 9/1/2054	154,191	164,408
Freddie Mac Gold Pool 7% 9/1/2055	1,802,618	1,926,851
Freddie Mac Gold Pool 7.5% 1/1/2027	3	3
Freddie Mac Gold Pool 7.5% 10/1/2027	2	2
Freddie Mac Gold Pool 7.5% 11/1/2029	170	176
Freddie Mac Gold Pool 7.5% 2/1/2028	7	7
Freddie Mac Gold Pool 7.5% 9/1/2031	413	431
Freddie Mac Gold Pool 8% 5/1/2027	3	3
Freddie Mac Gold Pool 8.5% 1/1/2028	7	7
Freddie Mac Manufactured Housing participation certificates 6% 3/1/2055	453,582	469,944
Freddie Mac Manufactured Housing participation certificates 6.5% 3/1/2055	215,017	225,761
Freddie Mac Manufactured Housing participation certificates 6.5% 3/1/2055	199,717	209,946
Freddie Mac Manufactured Housing participation certificates 6.5% 3/1/2055	58,294	61,521
Freddie Mac Manufactured Housing participation certificates 6.5% 3/1/2055	56,136	59,080
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.375%, 5.979% 3/1/2036 (c)(d)	2,055	2,099
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.88%, 6.005% 4/1/2041 (c)(d)	338	351
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.88%, 6.63% 9/1/2041 (c)(d)	1,848	1,930
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.91%, 6.134% 5/1/2041 (c)(d)	4,333	4,513
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.91%, 6.202% 5/1/2041 (c)(d)	2,633	2,743
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.91%, 6.296% 6/1/2041 (c)(d)	4,719	4,919
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.91%, 6.535% 6/1/2041 (c)(d)	373	390
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 2.0236%, 6.663% 9/1/2037 (c)(d)	507	527
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 2.031%, 6.658% 3/1/2033 (c)(d)	42	42
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 2.16%, 6.535% 11/1/2035 (c)(d)	253	263
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 1.695%, 5.375% 3/1/2036 (c)(d)	23,817	24,283
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.2305%, 5.966% 12/1/2035 (c)(d)	9,402	9,700
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.2477%, 5.872% 1/1/2035 (c)(d)	357	368
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.25%, 5.866% 3/1/2035 (c)(d)	5,756	5,927
Freddie Mac Non Gold Pool 4.5% 9/1/2040	22,803	22,601
Freddie Mac Non Gold Pool 5% 9/1/2040	3,812	3,834
Freddie Mac Non Gold Pool 5.5% 8/1/2053	759,498	773,141
Freddie Mac Non Gold Pool 5.5% 8/1/2053	455,528	463,710
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 1.655%, 5.681% 4/1/2035 (c)(d)	2,749	2,819
Freddie Mac Non Gold Pool 6% 6/1/2053	520,036	539,283
Freddie Mac Non Gold Pool 6% 6/1/2053	483,663	498,994
Freddie Mac Non Gold Pool 6% 7/1/2053	410,461	425,653
Freddie Mac Non Gold Pool 6% 9/1/2053	384,164	396,341
Freddie Mac Non Gold Pool 6.5% 1/1/2055	407,195	426,651
Freddie Mac Non Gold Pool 6.5% 1/1/2055	271,800	286,591
Freddie Mac Non Gold Pool 6.5% 1/1/2055	62,319	65,569
Freddie Mac Non Gold Pool 6.5% 1/1/2055	30,197	31,531
Freddie Mac Non Gold Pool 6.5% 11/1/2054	116,258	122,585
Freddie Mac Non Gold Pool 6.5% 12/1/2054	17,373	18,181
Freddie Mac Non Gold Pool 6.5% 2/1/2055	305,884	322,625
Freddie Mac Non Gold Pool 6.5% 2/1/2055	63,424	66,751
Freddie Mac Non Gold Pool 6.5% 4/1/2055	55,266	57,872
Freddie Mac Non Gold Pool 7% 1/1/2055	19,718	21,020
Freddie Mac Non Gold Pool 7% 10/1/2055	24,804	26,594
Freddie Mac Non Gold Pool 7% 11/1/2055	36,723	39,047
Freddie Mac Non Gold Pool 7% 12/1/2053	17,397	18,549
Freddie Mac Non Gold Pool 7% 3/1/2055	22,079	23,470
Ginnie Mae I Pool 2.5% 1/20/2052	632,923	539,880
Ginnie Mae I Pool 2.5% 12/20/2051	967,306	824,503
Ginnie Mae I Pool 2.5% 12/20/2051	513,517	438,028
Ginnie Mae I Pool 2.5% 8/20/2051	3,629,315	3,091,251
Ginnie Mae I Pool 3% 1/15/2043	5,526	5,046
Ginnie Mae I Pool 3% 10/20/2042	321,367	294,711
Ginnie Mae I Pool 3% 12/20/2042	227,394	206,324
Ginnie Mae I Pool 3% 2/15/2045	7,670	6,927
Ginnie Mae I Pool 3% 2/15/2045	3,518	3,175
Ginnie Mae I Pool 3% 2/20/2046	5,486	4,966
Ginnie Mae I Pool 3% 3/15/2045	18,029	16,256
Ginnie Mae I Pool 3% 3/15/2045	9,364	8,438
Ginnie Mae I Pool 3% 3/15/2045	8,336	7,536
Ginnie Mae I Pool 3% 3/15/2045	7,257	6,545
Ginnie Mae I Pool 3% 3/15/2045	6,564	5,950
Ginnie Mae I Pool 3% 3/15/2045	4,441	4,009
Ginnie Mae I Pool 3% 3/15/2045	2,834	2,553
Ginnie Mae I Pool 3% 3/15/2045	2,410	2,183
Ginnie Mae I Pool 3% 3/15/2045	1,576	1,449
Ginnie Mae I Pool 3% 3/20/2043	149,773	135,958
Ginnie Mae I Pool 3% 3/20/2043	61,475	55,868
Ginnie Mae I Pool 3% 5/15/2045	4,851	4,377
Ginnie Mae I Pool 3% 6/15/2043	46,430	42,208
Ginnie Mae I Pool 3% 6/15/2043	8,952	8,107
Ginnie Mae I Pool 3% 6/15/2043	7,724	7,037
Ginnie Mae I Pool 3% 6/15/2045	4,818	4,374
Ginnie Mae I Pool 3% 7/15/2042	1,454	1,342
Ginnie Mae I Pool 3% 7/15/2043	12,990	11,809
Ginnie Mae I Pool 3% 7/15/2045	9,901	8,902
Ginnie Mae I Pool 3% 7/15/2045	5,788	5,201
Ginnie Mae I Pool 3% 7/15/2045	5,426	4,886
Ginnie Mae I Pool 3% 7/15/2045	2,420	2,176
Ginnie Mae I Pool 3% 7/15/2045	2,098	1,885
Ginnie Mae I Pool 3.5% 1/15/2041	10,675	10,056
Ginnie Mae I Pool 3.5% 1/15/2041	1,884	1,769
Ginnie Mae I Pool 3.5% 1/15/2041	1,430	1,348
Ginnie Mae I Pool 3.5% 1/15/2042	4,756	4,441
Ginnie Mae I Pool 3.5% 1/20/2050	63,109	57,826
Ginnie Mae I Pool 3.5% 1/20/2050	38,232	35,151
Ginnie Mae I Pool 3.5% 1/20/2050	37,194	34,162
Ginnie Mae I Pool 3.5% 1/20/2050	10,647	9,765
Ginnie Mae I Pool 3.5% 11/15/2041	12,467	11,674
Ginnie Mae I Pool 3.5% 11/15/2042	39,058	36,517
Ginnie Mae I Pool 3.5% 12/15/2040	1,923	1,807
Ginnie Mae I Pool 3.5% 12/20/2049	9,402	8,633
Ginnie Mae I Pool 3.5% 12/20/2049	3,350	3,080
Ginnie Mae I Pool 3.5% 12/20/2049	2,913	2,669
Ginnie Mae I Pool 3.5% 12/20/2049	1,003	920
Ginnie Mae I Pool 3.5% 2/15/2041	19,964	18,773
Ginnie Mae I Pool 3.5% 2/15/2042	17,263	16,152
Ginnie Mae I Pool 3.5% 2/15/2042	9,724	9,119
Ginnie Mae I Pool 3.5% 2/15/2042	4,431	4,158
Ginnie Mae I Pool 3.5% 2/15/2042	2,432	2,280
Ginnie Mae I Pool 3.5% 2/15/2043	6,766	6,314
Ginnie Mae I Pool 3.5% 2/15/2043	4,109	3,826
Ginnie Mae I Pool 3.5% 3/15/2042	2,231	2,097
Ginnie Mae I Pool 3.5% 3/15/2042	1,277	1,196
Ginnie Mae I Pool 3.5% 3/15/2043	20,033	18,635
Ginnie Mae I Pool 3.5% 4/15/2042	2,789	2,612
Ginnie Mae I Pool 3.5% 5/15/2042	44,315	41,628
Ginnie Mae I Pool 3.5% 5/15/2042	29,191	27,433
Ginnie Mae I Pool 3.5% 5/15/2042	12,134	11,336
Ginnie Mae I Pool 3.5% 5/15/2042	7,219	6,756
Ginnie Mae I Pool 3.5% 5/15/2042	1,647	1,541
Ginnie Mae I Pool 3.5% 5/15/2043	9,637	9,004
Ginnie Mae I Pool 3.5% 5/15/2043	7,333	6,827
Ginnie Mae I Pool 3.5% 5/15/2043	3,563	3,322
Ginnie Mae I Pool 3.5% 5/15/2043	2,152	2,008
Ginnie Mae I Pool 3.5% 6/15/2042	10,562	9,900
Ginnie Mae I Pool 3.5% 6/15/2043	12,230	11,398
Ginnie Mae I Pool 3.5% 6/15/2043	3,638	3,400
Ginnie Mae I Pool 3.5% 6/20/2042	57,510	53,945
Ginnie Mae I Pool 3.5% 7/15/2042	23,320	21,814
Ginnie Mae I Pool 3.5% 7/15/2043	29,507	27,424
Ginnie Mae I Pool 3.5% 8/15/2042	74,631	69,776
Ginnie Mae I Pool 3.5% 8/15/2042	21,339	19,972
Ginnie Mae I Pool 3.5% 8/15/2042	1,081	1,010
Ginnie Mae I Pool 3.5% 9/15/2041	2,942	2,763
Ginnie Mae I Pool 3.5% 9/15/2043	722	682
Ginnie Mae I Pool 3.5% 9/20/2052	2,526,694	2,296,444
Ginnie Mae I Pool 4% 1/15/2041	25,777	24,739
Ginnie Mae I Pool 4% 1/15/2041	13,292	12,757
Ginnie Mae I Pool 4% 10/15/2040	18,157	17,437
Ginnie Mae I Pool 4% 10/15/2040	4,337	4,167
Ginnie Mae I Pool 4% 10/15/2041	46,706	44,791
Ginnie Mae I Pool 4% 10/15/2041	37,487	35,911
Ginnie Mae I Pool 4% 10/15/2041	31,058	29,733
Ginnie Mae I Pool 4% 10/15/2041	24,979	23,962
Ginnie Mae I Pool 4% 10/15/2041	7,912	7,603
Ginnie Mae I Pool 4% 10/15/2041	5,639	5,405
Ginnie Mae I Pool 4% 10/15/2041	4,614	4,426
Ginnie Mae I Pool 4% 10/15/2041	4,184	4,014
Ginnie Mae I Pool 4% 11/15/2040	11,380	10,907
Ginnie Mae I Pool 4% 11/15/2040	6,616	6,348
Ginnie Mae I Pool 4% 11/15/2040	2,294	2,201
Ginnie Mae I Pool 4% 11/15/2041	12,050	11,553
Ginnie Mae I Pool 4% 12/15/2040	1,284	1,233
Ginnie Mae I Pool 4% 12/15/2040	856	824
Ginnie Mae I Pool 4% 12/15/2041	25,484	24,421
Ginnie Mae I Pool 4% 12/15/2041	14,510	13,904
Ginnie Mae I Pool 4% 12/15/2041	4,957	4,756
Ginnie Mae I Pool 4% 12/15/2041	3,934	3,768
Ginnie Mae I Pool 4% 2/15/2041	4,717	4,530
Ginnie Mae I Pool 4% 3/15/2040	14,878	14,325
Ginnie Mae I Pool 4% 3/15/2041	5,515	5,296
Ginnie Mae I Pool 4% 3/15/2042	5,918	5,668
Ginnie Mae I Pool 4% 3/15/2044	1,817	1,741
Ginnie Mae I Pool 4% 3/20/2047	210,582	200,185
Ginnie Mae I Pool 4% 4/15/2040	7,211	6,922
Ginnie Mae I Pool 4% 4/15/2045	4,881	4,652
Ginnie Mae I Pool 4% 4/15/2046	158,803	151,140
Ginnie Mae I Pool 4% 4/20/2047	62,079	58,665
Ginnie Mae I Pool 4% 4/20/2047	55,885	52,812
Ginnie Mae I Pool 4% 4/20/2048	45,533	42,986
Ginnie Mae I Pool 4% 4/20/2048	44,944	42,430
Ginnie Mae I Pool 4% 5/15/2040	9,662	9,275
Ginnie Mae I Pool 4% 6/15/2039	20,552	19,782
Ginnie Mae I Pool 4% 6/15/2045	38,373	36,559
Ginnie Mae I Pool 4% 7/15/2040	5,237	5,038
Ginnie Mae I Pool 4% 7/15/2041	16,942	16,210
Ginnie Mae I Pool 4% 7/15/2041	3,450	3,307
Ginnie Mae I Pool 4% 8/15/2041	50,124	48,054
Ginnie Mae I Pool 4% 8/15/2041	4,996	4,793
Ginnie Mae I Pool 4% 9/15/2040	2,393	2,299
Ginnie Mae I Pool 4% 9/15/2041	5,391	5,169
Ginnie Mae I Pool 4% 9/15/2041	4,179	4,012
Ginnie Mae I Pool 4% 9/15/2041	4,150	3,981
Ginnie Mae I Pool 4.5% 2/15/2039	2,695	2,659
Ginnie Mae I Pool 4.5% 2/15/2040	4,313	4,251
Ginnie Mae I Pool 4.5% 3/15/2041	83,389	82,062
Ginnie Mae I Pool 4.5% 3/15/2041	63,969	63,016
Ginnie Mae I Pool 4.5% 3/15/2041	43,258	42,621
Ginnie Mae I Pool 4.5% 3/15/2041	951	937
Ginnie Mae I Pool 4.5% 4/15/2041	8,604	8,471
Ginnie Mae I Pool 4.5% 4/20/2053	642,024	621,545
Ginnie Mae I Pool 4.5% 5/15/2039	1,308	1,290
Ginnie Mae I Pool 4.5% 5/15/2040	8,491	8,353
Ginnie Mae I Pool 4.5% 6/15/2040	26,636	26,242
Ginnie Mae I Pool 4.5% 6/15/2040	12,038	11,862
Ginnie Mae I Pool 4.5% 6/15/2040	8,476	8,353
Ginnie Mae I Pool 4.5% 6/15/2040	2,078	2,049
Ginnie Mae I Pool 4.5% 7/15/2040	18,977	18,700
Ginnie Mae I Pool 4.5% 7/15/2040	10,053	9,906
Ginnie Mae I Pool 4.5% 7/15/2040	7,342	7,232
Ginnie Mae I Pool 4.5% 7/15/2040	2,274	2,240
Ginnie Mae I Pool 4.5% 7/15/2040	711	700
Ginnie Mae I Pool 4.5% 7/20/2041	98,021	96,443
Ginnie Mae I Pool 4.5% 8/15/2039	13,728	13,534
Ginnie Mae I Pool 4.5% 8/15/2040	5,328	5,250
Ginnie Mae I Pool 4.5% 8/15/2040	914	902
Ginnie Mae I Pool 4.5% 9/15/2040	1,109	1,092
Ginnie Mae I Pool 5% 10/15/2039	4,298	4,332
Ginnie Mae I Pool 5% 10/15/2039	1,757	1,770
Ginnie Mae I Pool 5% 11/15/2039	7,932	7,995
Ginnie Mae I Pool 5% 11/15/2040	3,966	3,997
Ginnie Mae I Pool 5% 11/15/2040	1,640	1,652
Ginnie Mae I Pool 5% 12/15/2039	5,566	5,609
Ginnie Mae I Pool 5% 2/20/2041	2,154	2,165
Ginnie Mae I Pool 5% 3/15/2039	2,385	2,404
Ginnie Mae I Pool 5% 3/15/2044	11,840	11,931
Ginnie Mae I Pool 5% 4/15/2039	8,586	8,655
Ginnie Mae I Pool 5% 4/15/2039	2,203	2,220
Ginnie Mae I Pool 5% 4/15/2040	3,660	3,689
Ginnie Mae I Pool 5% 4/15/2041	784	789
Ginnie Mae I Pool 5% 4/20/2048	128,342	128,920
Ginnie Mae I Pool 5% 5/15/2039	9,091	9,162
Ginnie Mae I Pool 5% 5/15/2039	3,933	3,965
Ginnie Mae I Pool 5% 5/15/2040	4,585	4,621
Ginnie Mae I Pool 5% 5/15/2040	1,950	1,965
Ginnie Mae I Pool 5% 6/15/2040	5,789	5,834
Ginnie Mae I Pool 5% 6/15/2040	2,995	3,018
Ginnie Mae I Pool 5% 7/15/2040	20,633	20,794
Ginnie Mae I Pool 5% 7/15/2040	20,520	20,686
Ginnie Mae I Pool 5% 7/15/2040	15,317	15,436
Ginnie Mae I Pool 5% 7/15/2040	11,903	11,995
Ginnie Mae I Pool 5% 7/15/2040	11,799	11,891
Ginnie Mae I Pool 5% 7/15/2040	10,897	10,983
Ginnie Mae I Pool 5% 7/15/2040	9,684	9,758
Ginnie Mae I Pool 5% 7/15/2040	4,992	5,033
Ginnie Mae I Pool 5% 7/15/2040	4,935	4,974
Ginnie Mae I Pool 5% 7/15/2040	3,505	3,533
Ginnie Mae I Pool 5% 7/15/2040	3,043	3,067
Ginnie Mae I Pool 5% 7/15/2040	2,080	2,097
Ginnie Mae I Pool 5% 7/20/2041	1,703	1,712
Ginnie Mae I Pool 5% 8/15/2039	10,565	10,646
Ginnie Mae I Pool 5% 8/15/2039	7,053	7,107
Ginnie Mae I Pool 5% 8/15/2039	4,080	4,112
Ginnie Mae I Pool 5% 8/15/2039	4,074	4,106
Ginnie Mae I Pool 5% 8/15/2039	1,164	1,173
Ginnie Mae I Pool 5% 8/15/2040	7,857	7,919
Ginnie Mae I Pool 5% 8/15/2040	6,900	6,954
Ginnie Mae I Pool 5% 9/15/2039	14,894	15,015
Ginnie Mae I Pool 5% 9/15/2039	14,309	14,424
Ginnie Mae I Pool 5% 9/15/2039	5,654	5,699
Ginnie Mae I Pool 5% 9/15/2039	5,478	5,520
Ginnie Mae I Pool 5% 9/15/2039	3,222	3,246
Ginnie Mae I Pool 5% 9/15/2040	4,811	4,849
Ginnie Mae I Pool 5% 9/15/2040	3,239	3,264
Ginnie Mae I Pool 5% 9/15/2041	60,762	61,229
Ginnie Mae I Pool 5.5% 1/15/2038	857	874
Ginnie Mae I Pool 5.5% 10/15/2035	10,109	10,334
Ginnie Mae I Pool 5.5% 10/15/2038	356	363
Ginnie Mae I Pool 5.5% 11/15/2038	3,594	3,670
Ginnie Mae I Pool 5.5% 11/15/2038	1,428	1,458
Ginnie Mae I Pool 5.5% 11/15/2038	198	203
Ginnie Mae I Pool 5.5% 12/15/2038	8,867	9,046
Ginnie Mae I Pool 5.5% 12/20/2041	3,548	3,615
Ginnie Mae I Pool 5.5% 2/15/2038	822	839
Ginnie Mae I Pool 5.5% 2/15/2039	6,376	6,514
Ginnie Mae I Pool 5.5% 2/15/2039	1,729	1,767
Ginnie Mae I Pool 5.5% 3/15/2039	18,959	19,357
Ginnie Mae I Pool 5.5% 3/15/2039	4,412	4,505
Ginnie Mae I Pool 5.5% 3/20/2054	895,672	908,106
Ginnie Mae I Pool 5.5% 4/15/2039	5,477	5,598
Ginnie Mae I Pool 5.5% 4/15/2041	748	763
Ginnie Mae I Pool 5.5% 5/15/2039	9,182	9,382
Ginnie Mae I Pool 5.5% 5/15/2039	3,826	3,911
Ginnie Mae I Pool 5.5% 5/20/2045	9,452	9,624
Ginnie Mae I Pool 5.5% 6/15/2038	1,209	1,235
Ginnie Mae I Pool 5.5% 6/15/2038	184	188
Ginnie Mae I Pool 5.5% 8/15/2039	3,249	3,321
Ginnie Mae I Pool 5.5% 9/15/2034	291	297
Ginnie Mae I Pool 5.5% 9/15/2038	555	566
Ginnie Mae I Pool 5.5% 9/15/2039	12,871	13,157
Ginnie Mae I Pool 6% 1/15/2038	1,920	1,976
Ginnie Mae I Pool 6% 1/15/2038	462	476
Ginnie Mae I Pool 6% 10/15/2039	880	908
Ginnie Mae I Pool 6% 11/15/2034	6,631	6,831
Ginnie Mae I Pool 6% 11/15/2039	2,520	2,603
Ginnie Mae I Pool 6% 11/15/2039	2,240	2,307
Ginnie Mae I Pool 6% 11/15/2039	954	985
Ginnie Mae I Pool 6% 12/15/2040	2,086	2,153
Ginnie Mae I Pool 6% 6/15/2036	14,151	14,584
Ginnie Mae I Pool 6% 8/15/2037	486	500
Ginnie Mae I Pool 6.5% 1/15/2039	6,195	6,487
Ginnie Mae I Pool 6.5% 11/15/2035	935	984
Ginnie Mae I Pool 6.5% 2/15/2038	1,341	1,402
Ginnie Mae I Pool 6.5% 4/15/2035	1,198	1,258
Ginnie Mae I Pool 6.5% 9/15/2035	2,664	2,785
Ginnie Mae I Pool 7% 1/15/2028	101	102
Ginnie Mae I Pool 7% 10/15/2031	667	681
Ginnie Mae I Pool 7% 12/15/2028	35	34
Ginnie Mae I Pool 7% 12/15/2030	1,049	1,070
Ginnie Mae I Pool 7% 2/15/2028	416	419
Ginnie Mae I Pool 7% 2/15/2032	2,283	2,333
Ginnie Mae I Pool 7% 2/15/2032	63	64
Ginnie Mae I Pool 7% 3/15/2028	19	18
Ginnie Mae I Pool 7% 3/15/2029	271	275
Ginnie Mae I Pool 7% 3/15/2032	1,140	1,162
Ginnie Mae I Pool 7% 3/15/2032	746	761
Ginnie Mae I Pool 7% 4/15/2028	62	63
Ginnie Mae I Pool 7% 4/15/2029	209	211
Ginnie Mae I Pool 7% 4/15/2029	96	97
Ginnie Mae I Pool 7% 4/15/2031	139	142
Ginnie Mae I Pool 7% 4/15/2032	3,256	3,336
Ginnie Mae I Pool 7% 4/15/2032	356	364
Ginnie Mae I Pool 7% 4/15/2032	195	199
Ginnie Mae I Pool 7% 5/15/2029	175	178
Ginnie Mae I Pool 7% 6/15/2028	89	90
Ginnie Mae I Pool 7% 6/15/2028	72	72
Ginnie Mae I Pool 7% 6/15/2032	949	972
Ginnie Mae I Pool 7% 6/15/2032	326	333
Ginnie Mae I Pool 7% 6/15/2032	27	27
Ginnie Mae I Pool 7% 6/15/2032	26	25
Ginnie Mae I Pool 7% 7/15/2031	505	515
Ginnie Mae I Pool 7% 7/15/2031	178	182
Ginnie Mae I Pool 7% 7/15/2031	112	115
Ginnie Mae I Pool 7% 7/15/2032	124	127
Ginnie Mae I Pool 7% 8/15/2031	315	322
Ginnie Mae I Pool 7% 8/15/2031	235	237
Ginnie Mae I Pool 7% 8/15/2031	25	25
Ginnie Mae I Pool 7% 9/15/2031	266	271
Ginnie Mae I Pool 7.5% 10/15/2027	20	19
Ginnie Mae I Pool 7.5% 10/15/2028	484	491
Ginnie Mae I Pool 7.5% 12/15/2027	89	90
Ginnie Mae I Pool 7.5% 3/15/2028	273	276
Ginnie Mae I Pool 7.5% 4/15/2027	73	73
Ginnie Mae I Pool 7.5% 4/15/2027	59	59
Ginnie Mae I Pool 7.5% 4/15/2027	30	30
Ginnie Mae I Pool 7.5% 4/15/2027	9	8
Ginnie Mae I Pool 7.5% 4/15/2027	5	4
Ginnie Mae I Pool 7.5% 4/15/2027	3	2
Ginnie Mae I Pool 7.5% 6/15/2027	20	19
Ginnie Mae I Pool 8% 3/15/2030	198	203
Ginnie Mae I Pool 8% 5/15/2030	105	108
Ginnie Mae I Pool 8% 9/15/2030	207	211
Ginnie Mae II Pool 1.5% 12/20/2051	42,619	33,442
Ginnie Mae II Pool 1.5% 3/20/2051	19,695	15,466
Ginnie Mae II Pool 1.5% 4/20/2051	59,450	46,687
Ginnie Mae II Pool 1.5% 5/20/2051	114,273	89,740
Ginnie Mae II Pool 2% 1/20/2052	15,798,426	12,956,308
Ginnie Mae II Pool 2% 5/20/2051	1,760,791	1,444,577
Ginnie Mae II Pool 2% 7/1/2056 (b)	10,000,000	8,191,440
Ginnie Mae II Pool 2% 8/20/2051	4,399,999	3,608,444
Ginnie Mae II Pool 2.5% 1/20/2047	29,124	25,298
Ginnie Mae II Pool 2.5% 1/20/2051	580,057	496,598
Ginnie Mae II Pool 2.5% 10/20/2043	5,786	5,131
Ginnie Mae II Pool 2.5% 10/20/2050	1,402,411	1,200,632
Ginnie Mae II Pool 2.5% 10/20/2051	1,038,642	887,904
Ginnie Mae II Pool 2.5% 11/20/2046	16,943	14,728
Ginnie Mae II Pool 2.5% 11/20/2050	45,719	39,141
Ginnie Mae II Pool 2.5% 11/20/2051	384,534	328,606
Ginnie Mae II Pool 2.5% 12/20/2046	12,386	10,759
Ginnie Mae II Pool 2.5% 12/20/2047	7,810	6,759
Ginnie Mae II Pool 2.5% 12/20/2049	5,945	5,097
Ginnie Mae II Pool 2.5% 12/20/2050	785,502	671,870
Ginnie Mae II Pool 2.5% 12/20/2051	1,349,468	1,153,198
Ginnie Mae II Pool 2.5% 2/20/2047	13,895	12,068
Ginnie Mae II Pool 2.5% 2/20/2050	522,274	447,782
Ginnie Mae II Pool 2.5% 2/20/2051	107,849	92,231
Ginnie Mae II Pool 2.5% 3/20/2050	439,835	377,101
Ginnie Mae II Pool 2.5% 3/20/2051	187,428	160,285
Ginnie Mae II Pool 2.5% 4/20/2045	4,369	3,827
Ginnie Mae II Pool 2.5% 4/20/2050	353,882	303,408
Ginnie Mae II Pool 2.5% 5/20/2050	1,894,610	1,624,381
Ginnie Mae II Pool 2.5% 6/20/2050	224,106	192,142
Ginnie Mae II Pool 2.5% 6/20/2051	460,684	393,825
Ginnie Mae II Pool 2.5% 7/1/2056 (b)	9,425,000	8,045,073
Ginnie Mae II Pool 2.5% 7/20/2043	20,983	18,563
Ginnie Mae II Pool 2.5% 7/20/2046	8,426	7,353
Ginnie Mae II Pool 2.5% 7/20/2050	677,160	580,576
Ginnie Mae II Pool 2.5% 8/20/2050	358,572	306,526
Ginnie Mae II Pool 2.5% 9/20/2046	12,565	10,927
Ginnie Mae II Pool 2.5% 9/20/2049	121,637	104,440
Ginnie Mae II Pool 2.5% 9/20/2050	1,270,613	1,087,797
Ginnie Mae II Pool 3% 1/20/2044	12,932	11,825
Ginnie Mae II Pool 3% 1/20/2045	22,025	20,007
Ginnie Mae II Pool 3% 1/20/2047	180,591	162,636
Ginnie Mae II Pool 3% 1/20/2048	109,389	98,410
Ginnie Mae II Pool 3% 1/20/2051	14,429	12,845
Ginnie Mae II Pool 3% 10/20/2045	20,345	18,432
Ginnie Mae II Pool 3% 10/20/2046	66,965	60,307
Ginnie Mae II Pool 3% 10/20/2047	78,845	70,932
Ginnie Mae II Pool 3% 10/20/2049	125,870	112,569
Ginnie Mae II Pool 3% 11/20/2046	621,459	559,672
Ginnie Mae II Pool 3% 11/20/2047	57,490	51,720
Ginnie Mae II Pool 3% 12/20/2044	6,922	6,292
Ginnie Mae II Pool 3% 12/20/2045	121,322	109,859
Ginnie Mae II Pool 3% 12/20/2046	483,345	435,290
Ginnie Mae II Pool 3% 12/20/2047	224,128	201,635
Ginnie Mae II Pool 3% 2/20/2044	19,472	17,788
Ginnie Mae II Pool 3% 2/20/2045	161,792	146,972
Ginnie Mae II Pool 3% 2/20/2046	712,648	645,123
Ginnie Mae II Pool 3% 2/20/2047	163,698	147,422
Ginnie Mae II Pool 3% 2/20/2048	23,971	21,565
Ginnie Mae II Pool 3% 2/20/2051	815,521	726,030
Ginnie Mae II Pool 3% 3/20/2043	13,378	12,254
Ginnie Mae II Pool 3% 3/20/2045	2,433	2,209
Ginnie Mae II Pool 3% 3/20/2046	19,450	17,603
Ginnie Mae II Pool 3% 3/20/2047	8,418	7,581
Ginnie Mae II Pool 3% 3/20/2048	26,196	23,567
Ginnie Mae II Pool 3% 3/20/2050	303,442	270,238
Ginnie Mae II Pool 3% 3/20/2051	140,958	125,490
Ginnie Mae II Pool 3% 4/20/2043	78,993	72,330
Ginnie Mae II Pool 3% 4/20/2047	53,537	48,214
Ginnie Mae II Pool 3% 4/20/2048	22,202	19,973
Ginnie Mae II Pool 3% 4/20/2049	29,521	26,558
Ginnie Mae II Pool 3% 4/20/2051	214,036	190,348
Ginnie Mae II Pool 3% 4/20/2052	1,276,603	1,133,723
Ginnie Mae II Pool 3% 5/20/2045	68,649	62,291
Ginnie Mae II Pool 3% 5/20/2047	26,464	23,833
Ginnie Mae II Pool 3% 5/20/2051	438,580	389,767
Ginnie Mae II Pool 3% 6/20/2045	97,609	88,544
Ginnie Mae II Pool 3% 6/20/2046	74,176	67,044
Ginnie Mae II Pool 3% 6/20/2051	730,433	649,138
Ginnie Mae II Pool 3% 7/20/2042	44,394	40,742
Ginnie Mae II Pool 3% 7/20/2044	16,214	14,782
Ginnie Mae II Pool 3% 7/20/2045	92,703	84,070
Ginnie Mae II Pool 3% 7/20/2046	321,632	289,655
Ginnie Mae II Pool 3% 7/20/2049	272,140	243,382
Ginnie Mae II Pool 3% 7/20/2051	59,057	52,465
Ginnie Mae II Pool 3% 8/20/2042	540,979	496,349
Ginnie Mae II Pool 3% 8/20/2043	4,765	4,356
Ginnie Mae II Pool 3% 8/20/2044	9,473	8,647
Ginnie Mae II Pool 3% 8/20/2045	21,166	19,189
Ginnie Mae II Pool 3% 8/20/2046	787,052	708,801
Ginnie Mae II Pool 3% 8/20/2047	24,487	22,029
Ginnie Mae II Pool 3% 8/20/2049	5,360	4,794
Ginnie Mae II Pool 3% 8/20/2051	70,125	62,298
Ginnie Mae II Pool 3% 9/20/2043	94,141	86,027
Ginnie Mae II Pool 3% 9/20/2046	193,548	174,305
Ginnie Mae II Pool 3% 9/20/2047	162,923	146,572
Ginnie Mae II Pool 3% 9/20/2049	141,147	126,232
Ginnie Mae II Pool 3.5% 1/20/2045	88,793	82,580
Ginnie Mae II Pool 3.5% 1/20/2046	103,537	96,032
Ginnie Mae II Pool 3.5% 1/20/2048	209,586	193,156
Ginnie Mae II Pool 3.5% 1/20/2050	743,176	681,665
Ginnie Mae II Pool 3.5% 10/20/2045	90,855	84,302
Ginnie Mae II Pool 3.5% 10/20/2046	42,154	38,942
Ginnie Mae II Pool 3.5% 10/20/2047	54,188	49,940
Ginnie Mae II Pool 3.5% 10/20/2048	72,092	66,260
Ginnie Mae II Pool 3.5% 11/20/2042	211,691	198,333
Ginnie Mae II Pool 3.5% 11/20/2045	70,826	65,719
Ginnie Mae II Pool 3.5% 11/20/2047	188,169	173,418
Ginnie Mae II Pool 3.5% 12/20/2040	18,547	17,471
Ginnie Mae II Pool 3.5% 12/20/2041	71,429	67,114
Ginnie Mae II Pool 3.5% 12/20/2042	105,579	98,916
Ginnie Mae II Pool 3.5% 12/20/2043	8,430	7,873
Ginnie Mae II Pool 3.5% 12/20/2045	26,483	24,564
Ginnie Mae II Pool 3.5% 12/20/2047	39,185	36,113
Ginnie Mae II Pool 3.5% 12/20/2048	3,020	2,779
Ginnie Mae II Pool 3.5% 12/20/2049	301,907	276,919
Ginnie Mae II Pool 3.5% 12/20/2050	9,589	8,795
Ginnie Mae II Pool 3.5% 2/20/2043	133,092	124,632
Ginnie Mae II Pool 3.5% 2/20/2044	8,189	7,644
Ginnie Mae II Pool 3.5% 2/20/2045	57,556	53,518
Ginnie Mae II Pool 3.5% 2/20/2046	478,210	443,453
Ginnie Mae II Pool 3.5% 2/20/2051	211,033	193,566
Ginnie Mae II Pool 3.5% 3/20/2043	109,278	102,309
Ginnie Mae II Pool 3.5% 3/20/2046	127,436	118,173
Ginnie Mae II Pool 3.5% 3/20/2048	11,396	10,502
Ginnie Mae II Pool 3.5% 3/20/2049	659,479	605,926
Ginnie Mae II Pool 3.5% 3/20/2050	350,622	321,602
Ginnie Mae II Pool 3.5% 4/20/2042	69,772	65,495
Ginnie Mae II Pool 3.5% 4/20/2043	201,732	188,826
Ginnie Mae II Pool 3.5% 4/20/2045	61,122	56,797
Ginnie Mae II Pool 3.5% 4/20/2046	416,675	386,235
Ginnie Mae II Pool 3.5% 4/20/2047	9,561	8,832
Ginnie Mae II Pool 3.5% 4/20/2049	135,595	124,542
Ginnie Mae II Pool 3.5% 5/20/2042	205,050	192,435
Ginnie Mae II Pool 3.5% 5/20/2043	169,672	158,116
Ginnie Mae II Pool 3.5% 5/20/2045	14,641	13,602
Ginnie Mae II Pool 3.5% 5/20/2046	91,517	84,814
Ginnie Mae II Pool 3.5% 5/20/2047	749,134	690,876
Ginnie Mae II Pool 3.5% 5/20/2048	121,581	112,050
Ginnie Mae II Pool 3.5% 5/20/2051	162,417	148,822
Ginnie Mae II Pool 3.5% 6/20/2043	8,290	7,756
Ginnie Mae II Pool 3.5% 6/20/2045	80,519	74,792
Ginnie Mae II Pool 3.5% 6/20/2046	234,286	217,043
Ginnie Mae II Pool 3.5% 6/20/2047	57,971	53,463
Ginnie Mae II Pool 3.5% 6/20/2051	14,330	13,131
Ginnie Mae II Pool 3.5% 7/20/2042	74,896	70,238
Ginnie Mae II Pool 3.5% 7/20/2043	47,890	44,814
Ginnie Mae II Pool 3.5% 7/20/2045	202,602	188,113
Ginnie Mae II Pool 3.5% 7/20/2046	149,885	138,825
Ginnie Mae II Pool 3.5% 7/20/2047	164,171	151,404
Ginnie Mae II Pool 3.5% 8/20/2042	25,938	24,319
Ginnie Mae II Pool 3.5% 8/20/2043	10,255	9,590
Ginnie Mae II Pool 3.5% 8/20/2045	125,991	116,980
Ginnie Mae II Pool 3.5% 8/20/2046	82,705	76,587
Ginnie Mae II Pool 3.5% 8/20/2047	269,271	248,331
Ginnie Mae II Pool 3.5% 8/20/2048	105,935	97,498
Ginnie Mae II Pool 3.5% 8/20/2049	19,347	17,758
Ginnie Mae II Pool 3.5% 9/20/2043	235,118	219,746
Ginnie Mae II Pool 3.5% 9/20/2045	7,054	6,548
Ginnie Mae II Pool 3.5% 9/20/2046	56,898	52,562
Ginnie Mae II Pool 3.5% 9/20/2047	20,843	19,222
Ginnie Mae II Pool 3.5% 9/20/2048	19,405	17,884
Ginnie Mae II Pool 4% 1/20/2041	129,241	124,216
Ginnie Mae II Pool 4% 1/20/2042	211,375	202,805
Ginnie Mae II Pool 4% 1/20/2046	27,172	25,861
Ginnie Mae II Pool 4% 10/20/2040	69,954	67,251
Ginnie Mae II Pool 4% 10/20/2044	22,603	21,567
Ginnie Mae II Pool 4% 10/20/2045	62,307	59,315
Ginnie Mae II Pool 4% 10/20/2048	236,992	224,328
Ginnie Mae II Pool 4% 11/20/2039	2,688	2,588
Ginnie Mae II Pool 4% 11/20/2040	174,914	168,109
Ginnie Mae II Pool 4% 11/20/2044	47,411	45,224
Ginnie Mae II Pool 4% 11/20/2045	26,441	25,172
Ginnie Mae II Pool 4% 12/20/2041	15,946	15,299
Ginnie Mae II Pool 4% 12/20/2045	52,078	49,577
Ginnie Mae II Pool 4% 2/20/2041	9,448	9,079
Ginnie Mae II Pool 4% 2/20/2044	2,336	2,232
Ginnie Mae II Pool 4% 2/20/2046	50,789	48,344
Ginnie Mae II Pool 4% 3/20/2045	161,737	154,319
Ginnie Mae II Pool 4% 3/20/2046	46,960	44,704
Ginnie Mae II Pool 4% 3/20/2047	32,027	30,445
Ginnie Mae II Pool 4% 4/20/2045	123,248	117,544
Ginnie Mae II Pool 4% 4/20/2046	68,316	65,017
Ginnie Mae II Pool 4% 4/20/2047	317,056	301,402
Ginnie Mae II Pool 4% 5/20/2046	180,489	171,728
Ginnie Mae II Pool 4% 6/20/2045	20,322	19,368
Ginnie Mae II Pool 4% 7/20/2043	27,901	26,735
Ginnie Mae II Pool 4% 7/20/2045	85,670	81,602
Ginnie Mae II Pool 4% 8/20/2040	3,056	2,939
Ginnie Mae II Pool 4% 8/20/2041	52,920	50,800
Ginnie Mae II Pool 4% 8/20/2043	7,591	7,261
Ginnie Mae II Pool 4% 8/20/2044	3,058	2,919
Ginnie Mae II Pool 4% 8/20/2045	160,518	152,855
Ginnie Mae II Pool 4% 9/20/2040	51,120	49,143
Ginnie Mae II Pool 4% 9/20/2041	170,006	163,172
Ginnie Mae II Pool 4% 9/20/2044	19,961	19,049
Ginnie Mae II Pool 4% 9/20/2045	30,185	28,740
Ginnie Mae II Pool 4% 9/20/2046	12,248	11,650
Ginnie Mae II Pool 4.5% 1/20/2041	9,457	9,308
Ginnie Mae II Pool 4.5% 1/20/2042	1,836	1,806
Ginnie Mae II Pool 4.5% 1/20/2045	4,649	4,566
Ginnie Mae II Pool 4.5% 1/20/2046	12,405	12,171
Ginnie Mae II Pool 4.5% 1/20/2047	50,976	50,099
Ginnie Mae II Pool 4.5% 1/20/2050	18,725	18,309
Ginnie Mae II Pool 4.5% 10/20/2047	38,180	37,500
Ginnie Mae II Pool 4.5% 10/20/2048	70,310	68,771
Ginnie Mae II Pool 4.5% 10/20/2049	33,793	33,053
Ginnie Mae II Pool 4.5% 11/20/2033	507	502
Ginnie Mae II Pool 4.5% 11/20/2040	30,209	29,735
Ginnie Mae II Pool 4.5% 11/20/2044	4,735	4,650
Ginnie Mae II Pool 4.5% 11/20/2048	62,039	60,680
Ginnie Mae II Pool 4.5% 11/20/2054	3,899,131	3,757,698
Ginnie Mae II Pool 4.5% 12/20/2050	22,011	21,529
Ginnie Mae II Pool 4.5% 2/20/2041	12,368	12,172
Ginnie Mae II Pool 4.5% 2/20/2046	29,108	28,564
Ginnie Mae II Pool 4.5% 2/20/2050	37,920	37,090
Ginnie Mae II Pool 4.5% 3/20/2034	592	586
Ginnie Mae II Pool 4.5% 3/20/2041	30,843	30,356
Ginnie Mae II Pool 4.5% 3/20/2045	13,047	12,819
Ginnie Mae II Pool 4.5% 3/20/2046	2,516	2,471
Ginnie Mae II Pool 4.5% 3/20/2047	67,424	66,263
Ginnie Mae II Pool 4.5% 3/20/2050	53,216	52,034
Ginnie Mae II Pool 4.5% 4/20/2041	2,655	2,613
Ginnie Mae II Pool 4.5% 4/20/2045	16,107	15,826
Ginnie Mae II Pool 4.5% 4/20/2046	6,166	6,051
Ginnie Mae II Pool 4.5% 4/20/2047	30,034	29,517
Ginnie Mae II Pool 4.5% 4/20/2050	37,095	36,271
Ginnie Mae II Pool 4.5% 5/20/2034	677	670
Ginnie Mae II Pool 4.5% 5/20/2040	31,140	30,663
Ginnie Mae II Pool 4.5% 5/20/2041	271,137	266,818
Ginnie Mae II Pool 4.5% 5/20/2044	2,490	2,446
Ginnie Mae II Pool 4.5% 5/20/2045	8,633	8,473
Ginnie Mae II Pool 4.5% 5/20/2046	4,388	4,310
Ginnie Mae II Pool 4.5% 5/20/2049	64,969	63,526
Ginnie Mae II Pool 4.5% 5/20/2051	74,560	72,928
Ginnie Mae II Pool 4.5% 6/20/2045	57,406	56,391
Ginnie Mae II Pool 4.5% 6/20/2046	20,175	19,817
Ginnie Mae II Pool 4.5% 7/20/2040	13,879	13,664
Ginnie Mae II Pool 4.5% 7/20/2042	1,510	1,486
Ginnie Mae II Pool 4.5% 7/20/2045	1,890	1,855
Ginnie Mae II Pool 4.5% 7/20/2046	11,811	11,591
Ginnie Mae II Pool 4.5% 7/20/2049	9,123	8,921
Ginnie Mae II Pool 4.5% 8/20/2041	4,292	4,223
Ginnie Mae II Pool 4.5% 8/20/2046	31,210	30,659
Ginnie Mae II Pool 4.5% 8/20/2048	483,865	473,874
Ginnie Mae II Pool 4.5% 9/20/2040	63,546	62,555
Ginnie Mae II Pool 4.5% 9/20/2042	1,693	1,665
Ginnie Mae II Pool 4.5% 9/20/2046	16,101	15,826
Ginnie Mae II Pool 4.5% 9/20/2047	48,383	47,520
Ginnie Mae II Pool 4.5% 9/20/2049	18,198	17,799
Ginnie Mae II Pool 5% 1/20/2039	876	881
Ginnie Mae II Pool 5% 1/20/2047	10,145	10,199
Ginnie Mae II Pool 5% 1/20/2049	13,444	13,512
Ginnie Mae II Pool 5% 10/20/2039	19,934	20,038
Ginnie Mae II Pool 5% 10/20/2046	2,201	2,212
Ginnie Mae II Pool 5% 10/20/2047	3,356	3,371
Ginnie Mae II Pool 5% 11/20/2044	8,385	8,430
Ginnie Mae II Pool 5% 11/20/2047	11,964	12,017
Ginnie Mae II Pool 5% 11/20/2048	21,145	21,279
Ginnie Mae II Pool 5% 12/20/2044	3,374	3,392
Ginnie Mae II Pool 5% 12/20/2047	12,825	12,974
Ginnie Mae II Pool 5% 12/20/2054	859,102	848,962
Ginnie Mae II Pool 5% 2/20/2045	6,221	6,254
Ginnie Mae II Pool 5% 2/20/2048	2,793	2,821
Ginnie Mae II Pool 5% 2/20/2049	14,242	14,323
Ginnie Mae II Pool 5% 3/20/2044	7,768	7,810
Ginnie Mae II Pool 5% 3/20/2046	3,995	4,017
Ginnie Mae II Pool 5% 3/20/2048	27,623	27,927
Ginnie Mae II Pool 5% 3/20/2049	9,870	9,926
Ginnie Mae II Pool 5% 4/20/2040	1,820	1,830
Ginnie Mae II Pool 5% 4/20/2044	6,423	6,458
Ginnie Mae II Pool 5% 4/20/2046	2,087	2,098
Ginnie Mae II Pool 5% 4/20/2047	8,347	8,393
Ginnie Mae II Pool 5% 4/20/2048	38,417	38,768
Ginnie Mae II Pool 5% 4/20/2049	5,055	5,087
Ginnie Mae II Pool 5% 5/20/2044	15,005	15,085
Ginnie Mae II Pool 5% 5/20/2046	3,299	3,317
Ginnie Mae II Pool 5% 5/20/2047	4,507	4,528
Ginnie Mae II Pool 5% 5/20/2048	7,503	7,567
Ginnie Mae II Pool 5% 6/20/2040	6,760	6,796
Ginnie Mae II Pool 5% 6/20/2045	3,017	3,033
Ginnie Mae II Pool 5% 6/20/2048	38,807	39,113
Ginnie Mae II Pool 5% 7/1/2056 (b)	17,700,000	17,448,269
Ginnie Mae II Pool 5% 7/20/2040	3,559	3,577
Ginnie Mae II Pool 5% 7/20/2045	3,732	3,752
Ginnie Mae II Pool 5% 7/20/2048	73,667	74,248
Ginnie Mae II Pool 5% 8/1/2056 (b)	9,350,000	9,207,528
Ginnie Mae II Pool 5% 8/20/2040	5,566	5,596
Ginnie Mae II Pool 5% 8/20/2046	8,296	8,341
Ginnie Mae II Pool 5% 9/20/2045	3,002	3,018
Ginnie Mae II Pool 5% 9/20/2048	41,380	41,668
Ginnie Mae II Pool 5.5% 1/20/2033	5,041	5,101
Ginnie Mae II Pool 5.5% 1/20/2055	759,438	769,981
Ginnie Mae II Pool 5.5% 11/20/2033	528	536
Ginnie Mae II Pool 5.5% 11/20/2046	4,409	4,489
Ginnie Mae II Pool 5.5% 12/20/2032	665	673
Ginnie Mae II Pool 5.5% 12/20/2043	1,348	1,370
Ginnie Mae II Pool 5.5% 12/20/2048	3,860	3,984
Ginnie Mae II Pool 5.5% 12/20/2054	940,767	954,121
Ginnie Mae II Pool 5.5% 12/20/2054	222,386	224,344
Ginnie Mae II Pool 5.5% 2/20/2033	2,594	2,625
Ginnie Mae II Pool 5.5% 3/20/2045	1,716	1,747
Ginnie Mae II Pool 5.5% 4/20/2045	7,064	7,190
Ginnie Mae II Pool 5.5% 5/20/2044	1,698	1,727
Ginnie Mae II Pool 5.5% 5/20/2046	2,475	2,521
Ginnie Mae II Pool 5.5% 6/20/2033	591	599
Ginnie Mae II Pool 5.5% 6/20/2045	3,486	3,550
Ginnie Mae II Pool 5.5% 7/1/2056 (b)	45,700,000	45,922,134
Ginnie Mae II Pool 5.5% 7/20/2038	3,900	3,975
Ginnie Mae II Pool 5.5% 7/20/2048	8,209	8,482
Ginnie Mae II Pool 5.5% 8/1/2056 (b)	24,700,000	24,786,289
Ginnie Mae II Pool 5.5% 8/20/2044	2,215	2,255
Ginnie Mae II Pool 5.5% 9/20/2048	7,813	8,073
Ginnie Mae II Pool 6% 1/20/2037	406	418
Ginnie Mae II Pool 6% 10/20/2035	1,692	1,738
Ginnie Mae II Pool 6% 10/20/2037	3,108	3,203
Ginnie Mae II Pool 6% 11/20/2037	10,745	11,071
Ginnie Mae II Pool 6% 12/20/2036	1,331	1,371
Ginnie Mae II Pool 6% 12/20/2037	3,644	3,757
Ginnie Mae II Pool 6% 4/20/2037	699	720
Ginnie Mae II Pool 6% 5/20/2034	886	908
Ginnie Mae II Pool 6% 7/1/2056 (b)	6,875,000	7,014,332
Ginnie Mae II Pool 6% 7/20/2036	2,092	2,154
Ginnie Mae II Pool 6% 9/20/2037	3,122	3,216
Ginnie Mae II Pool 6% 9/20/2038	508	524
Ginnie Mae II Pool 6.5% 3/20/2038	3,385	3,524
Ginnie Mae II Pool 6.5% 7/1/2056 (b)	3,400,000	3,523,377
Ginnie Mae II Pool 6.5% 8/20/2036	1,283	1,337
Uniform Mortgage Backed Securities 2% 7/1/2056 (b)	59,950,000	47,842,912
Uniform Mortgage Backed Securities 2% 8/1/2056 (b)	42,650,000	34,028,371
Uniform Mortgage Backed Securities 3% 7/1/2056 (b)	4,300,000	3,750,070
Uniform Mortgage Backed Securities 3.5% 7/1/2056 (b)	550,000	499,274
Uniform Mortgage Backed Securities 4% 7/1/2056 (b)	1,100,000	1,027,684
Uniform Mortgage Backed Securities 4.5% 7/1/2056 (b)	3,775,000	3,617,954
Uniform Mortgage Backed Securities 5% 7/1/2041 (b)	5,450,000	5,470,651
Uniform Mortgage Backed Securities 5% 7/1/2056 (b)	5,900,000	5,796,981
Uniform Mortgage Backed Securities 5.5% 7/1/2056 (b)	4,500,000	4,514,941
Uniform Mortgage Backed Securities 6% 7/1/2056 (b)	8,275,000	8,453,430
Uniform Mortgage Backed Securities 6% 8/1/2056 (b)	3,125,000	3,182,251
Uniform Mortgage Backed Securities 6.5% 7/1/2056 (b)	2,000,000	2,068,594
TOTAL UNITED STATES		662,523,916
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $670,005,258)		662,523,916

U.S. Treasury Obligations - 47.8%
	Yield (%) (l)	Principal Amount (a)	Value ($)
US Treasury Bonds 1.875% 11/15/2051	3.02	10,846,000	5,961,063
US Treasury Bonds 2% 8/15/2051	3.03	2,427,600	1,382,025
US Treasury Bonds 2.25% 2/15/2052	3.00	11,359,700	6,839,338
US Treasury Bonds 2.875% 5/15/2052	2.95 to 3.37	15,000,000	10,376,367
US Treasury Bonds 3% 8/15/2052	3.23	57,000,000	40,414,336
US Treasury Bonds 3.625% 2/15/2053	3.72 to 3.88	31,000,000	24,790,313
US Treasury Bonds 3.625% 5/15/2053	3.90 to 4.31	7,500,000	5,993,848
US Treasury Bonds 4% 11/15/2042	3.77	14,000,000	12,633,359
US Treasury Bonds 4% 11/15/2052	4.95 to 5.00	5,817,000	4,977,171
US Treasury Bonds 4.125% 8/15/2053	4.18 to 5.00	41,293,000	36,070,081
US Treasury Bonds 4.25% 2/15/2054	4.37 to 4.78	78,700,000	70,221,304
US Treasury Bonds 4.25% 8/15/2054	4.65	4,977,000	4,443,528
US Treasury Bonds 4.5% 11/15/2054	4.69 to 4.91	16,200,000	15,080,555
US Treasury Bonds 4.5% 2/15/2044	4.71 to 4.76	68,272,000	65,018,413
US Treasury Bonds 4.625% 11/15/2044	4.52 to 5.12	10,790,000	10,398,441
US Treasury Bonds 4.625% 11/15/2055	4.69 to 4.89	110,000	104,654
US Treasury Bonds 4.625% 2/15/2055	4.52 to 4.88	15,100,000	14,347,359
US Treasury Bonds 4.75% 2/15/2056	4.94 to 4.98	15,193,000	14,758,575
US Treasury Bonds 4.75% 5/15/2055	4.82 to 4.91	16,342,000	15,852,378
US Treasury Bonds 4.75% 8/15/2055	4.57 to 4.91	47,230,000	45,826,015
US Treasury Bonds 4.875% 8/15/2045	4.53 to 4.75	25,825,000	25,628,286
US Treasury Bonds 5% 5/15/2056	4.88 to 4.98	21,800,000	22,031,625
US Treasury Bonds Inflation-Indexed 2.375% 2/15/2055	2.47 to 2.67	1,730,807	1,593,533
US Treasury Bonds Inflation-Indexed 2.375% 2/15/2056	2.61 to 2.72	1,130,316	1,041,977
US Treasury Notes 3.375% 5/15/2033	3.64 to 4.04	39,286,000	37,105,320
US Treasury Notes 3.5% 2/15/2033	3.49 to 3.92	73,600,000	70,221,875
US Treasury Notes 3.5% 3/15/2029	3.82 to 3.87	8,830,000	8,681,339
US Treasury Notes 3.75% 5/31/2030	3.98 to 3.99	29,800,000	29,328,555
US Treasury Notes 3.75% 8/31/2031	3.63	10,600,000	10,368,125
US Treasury Notes 3.875% 12/31/2032	3.95 to 4.02	63,300,000	61,811,461
US Treasury Notes 3.875% 4/15/2029	3.82 to 3.94	8,060,000	7,998,920
US Treasury Notes 3.875% 4/30/2031	4.02 to 4.25	93,000,000	91,663,125
US Treasury Notes 3.875% 8/15/2034	4.07 to 4.27	132,800,000	128,255,743
US Treasury Notes 4% 1/31/2031	4.01	30,000,000	29,739,844
US Treasury Notes 4% 1/31/2033	4.06	25,000,000	24,573,242
US Treasury Notes 4% 11/15/2035	4.17 to 4.29	40,500,000	39,177,422
US Treasury Notes 4% 2/28/2030	4.07 to 4.18	32,000,000	31,806,250
US Treasury Notes 4% 4/30/2032	3.92 to 4.17	31,800,000	31,381,383
US Treasury Notes 4% 6/30/2032	3.98	44,500,000	43,879,434
US Treasury Notes 4% 7/31/2030	4.07	25,000,000	24,818,360
US Treasury Notes 4% 7/31/2032	4.11 to 4.14	44,510,000	43,866,692
US Treasury Notes 4.125% 2/15/2036	4.38 to 4.61	151,891,000	148,188,657
US Treasury Notes 4.125% 4/30/2033	4.20 to 4.42	78,060,000	77,206,219
US Treasury Notes 4.125% 5/31/2031	4.18	36,000,000	35,867,812
US Treasury Notes 4.125% 5/31/2032	4.05 to 4.17	31,335,000	31,112,227
US Treasury Notes 4.125% 8/31/2030	4.61	14,100,000	14,060,895
US Treasury Notes 4.25% 3/31/2033	4.17	1,250,000	1,246,093
US Treasury Notes 4.25% 5/31/2033	4.28 to 4.30	20,200,000	20,124,250
US Treasury Notes 4.25% 8/15/2035	4.04 to 4.08	53,500,000	52,818,711
US Treasury Notes 4.375% 11/30/2030	4.35	24,600,000	24,766,242
US Treasury Notes 4.5% 12/31/2031	4.43 to 4.44	57,000,000	57,725,860
US Treasury Notes 4.625% 2/15/2035	4.24	48,598,100	49,372,380
US Treasury Notes 4.625% 4/30/2031	4.46 to 4.49	45,200,000	46,008,656
US Treasury Notes 4.75% 2/15/2045	4.95 to 4.97	1,610,000	1,574,844
US Treasury Notes Inflation-Indexed 1.875% 1/15/2036	2.21 to 2.25	1,424,583	1,383,474
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,789,001,260)			1,731,917,954

Money Market Funds - 0.4%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (m) (Cost $13,371,940)	3.69	13,369,266	13,371,940

Purchased Swaptions - 0.1%
	Expiration Date	Notional Amount	Value ($)
Put Swaptions - 0.1%
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 3.795% and receive annually a floating rate based on US SOFR Index, expiring November 2034	10/2029	3,200,000	105,596
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 4.34% and receive annually a floating rate based on US SOFR Index, expiring March 2041	3/2031	2,630,000	148,721
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 3.466% and receive annually a floating rate based on US SOFR Index, expiring April 2029	4/2027	7,570,000	89,661
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 3.887% and receive annually a floating rate based on US SOFR Index, expiring September 2035	9/2030	1,670,000	57,603
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 3.7375% and receive annually a floating rate based on US SOFR Index, expiring September 2036	9/2026	5,770,000	152,722
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 4.373% and receive annually a floating rate based on US SOFR Index, expiring March 2041	3/2031	2,910,000	161,537
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 3.865% and receive annually a floating rate based on US SOFR Index, expiring June 2029	6/2028	18,390,000	93,012
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 3.94% and receive annually a floating rate based on US SOFR Index, expiring June 2028	6/2027	9,000,000	36,577
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 4.065% and receive annually a floating rate based on US SOFR Index, expiring May 2035	5/2030	4,450,000	135,804
Option on an interest rate swap with JPMorgan Chase Bank NA to pay annually a fixed rate of 3.988% and receive annually a floating rate based on US SOFR Index, expiring June 2029	6/2028	4,990,000	22,878
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 4.509% and receive annually a floating rate based on US SOFR Index, expiring May 2041	5/2031	4,430,000	232,689
Option on an interest rate swap with JPMorgan Chase Bank NA to pay annually a fixed rate of 3.996% and receive annually a floating rate based on US SOFR Index, expiring January 2037	1/2027	2,500,000	50,824
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 4.01% and receive annually a floating rate based on US SOFR Index, expiring December 2034	12/2029	2,000,000	59,253
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 4.3625% and receive annually a floating rate based on US SOFR Index, expiring April 2041	3/2031	6,810,000	381,023
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 4.351% and receive annually a floating rate based on US SOFR Index, expiring April 2041	4/2031	2,120,000	118,344

TOTAL PURCHASED SWAPTIONS (Cost $1,972,108)			1,846,244

TOTAL INVESTMENT IN SECURITIES - 105.9% (Cost $3,900,026,918)	3,832,316,839
NET OTHER ASSETS (LIABILITIES) - (5.9)%	(211,760,684)
NET ASSETS - 100.0%	3,620,556,155

TBA Sale Commitments
	Principal Amount (a)	Value ($)
U.S. Government Agency - Mortgage Securities
Ginnie Mae II Pool 4% 7/1/2056	(500,000)	(464,238)
Ginnie Mae II Pool 5% 7/1/2056	(9,350,000)	(9,217,023)
Ginnie Mae II Pool 5.5% 7/1/2056	(24,700,000)	(24,820,060)
Uniform Mortgage Backed Securities 2% 7/1/2056	(55,500,000)	(44,291,603)
Uniform Mortgage Backed Securities 3% 7/1/2056	(4,300,000)	(3,750,070)
Uniform Mortgage Backed Securities 3.5% 7/1/2056	(550,000)	(499,275)
Uniform Mortgage Backed Securities 4% 7/1/2056	(1,100,000)	(1,027,684)
Uniform Mortgage Backed Securities 4% 8/1/2056	(1,100,000)	(1,026,996)
Uniform Mortgage Backed Securities 4.5% 7/1/2056	(3,775,000)	(3,617,954)
Uniform Mortgage Backed Securities 5% 7/1/2056	(9,200,000)	(9,039,360)
Uniform Mortgage Backed Securities 6% 7/1/2056	(7,525,000)	(7,687,258)

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES		(105,441,521)

TOTAL TBA SALE COMMITMENTS (Proceeds $105,426,112)		(105,441,521)

Written Swaptions
	Expiration Date	Notional Amount	Value ($)
Put Swaptions
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 4.36% and pay annually a floating rate based on US SOFR Index, expiring March 2041	3/2031	2,300,000	(129,010)
Option on an interest rate swap with Citibank NA to receive anually a fixed rate of 3.99% and pay annually a floating rate based on US SOFR Index, expiring March 2036	3/2031	2,700,000	(93,647)
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 4.34% and pay annually a floating rate based on US SOFR Index, expiring March 2041	3/2031	2,200,000	(124,469)

TOTAL PUT SWAPTIONS			(347,126)
Call Swaptions
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 4.36% and receive annually a floating rate based on US SOFR Index, expiring March 2041	3/2031	2,300,000	(135,937)
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 4.34% and receive annually a floating rate based on US SOFR Index, expiring March 2041	3/2031	2,200,000	(128,116)
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 3.99% and receive annually a floating rate based on US SOFR Index, expiring March 2036	3/2031	2,700,000	(80,083)
Option on an interest rate swap with Morgan Stanley Capital Services LLC to pay annually a fixed rate of 4.208% and receive annually a floating rate based on US SOFR Index, expiring March 2041	3/2031	1,800,000	(95,270)
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 4.45% and receive annually a floating rate based on US SOFR Index, expiring May 2041	5/2031	4,000,000	(250,038)

TOTAL CALL SWAPTIONS			(689,444)
TOTAL WRITTEN SWAPTIONS (Premiums Received $(1,103,835))			(1,036,570)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value and Unrealized Appreciation/ (Depreciation) ($)
LONG
CBOT 10Y US Treasury Notes Contracts (United States)	52	9/2026	5,707,000	33,396
CBOT 2Y US Treasury Notes Contracts (United States)	503	9/2026	103,665,156	(102,014)
CBOT US Treasury Ultra Bond Contracts (United States)	22	9/2026	2,542,375	2,411
TOTAL LONG				(66,207)

Credit Default Swaps
Underlying Reference	Rating(2)	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount(3)(1)	Value ($)(2)	Upfront Premium Received/ (Paid) ($)	Unrealized Appreciation/ (Depreciation) ($)
Buy Protection
CMBX BBB Series 15 Index		11/2064	Citigroup Global Markets Ltd	(3%)	Monthly	100,000	13,847	(15,605)	(1,758)
CMBX BBB- Series 18 Index		12/2057	Goldman Sachs & Co LLC	(3%)	Monthly	300,000	24,257	(11,111)	13,146
CMBX BBB- Series 18 Index		12/2057	Goldman Sachs & Co LLC	(3%)	Monthly	200,000	16,172	(7,508)	8,664
CMBX BBB- Series 18 Index		12/2057	Citigroup Global Markets Ltd	(3%)	Monthly	100,000	8,086	(3,527)	4,559
CMBX BBB- Series 18 Index		12/2057	Goldman Sachs & Co LLC	(3%)	Monthly	100,000	8,086	(9,529)	(1,443)
CMBX BBB- Series 18 Index		12/2057	Goldman Sachs & Co LLC	(3%)	Monthly	100,000	8,086	(7,006)	1,080
CMBX BBB- Series 18 Index		12/2057	Morgan Stanley Capital Services LLC	(3%)	Monthly	200,000	16,172	(14,667)	1,505
CMBX BBB- Series 19 Index		12/2058	Goldman Sachs & Co LLC	(3%)	Monthly	100,000	7,084	(7,081)	3
CMBX BBB- Series 19 Index		12/2058	JPMorgan Securities LLC	(3%)	Monthly	300,000	21,252	(22,551)	(1,299)
CMBX BBB- Series 19 Index		12/2058	Citigroup Global Markets Ltd	(3%)	Monthly	50,000	3,542	(3,945)	(403)
CMBX BBB- Series 16 Index		4/2065	Morgan Stanley Capital Services LLC	(3%)	Monthly	20,000	3,844	(4,803)	(959)
CMBX BBB- Series 16 Index		4/2065	JPMorgan Securities LLC	(3%)	Monthly	30,000	5,766	(7,527)	(1,761)
CMBX BBB- Series 16 Index		4/2065	Goldman Sachs & Co LLC	(3%)	Monthly	10,000	1,922	(2,279)	(357)
CMBX BBB- Series 16 Index		4/2065	Goldman Sachs & Co LLC	(3%)	Monthly	50,000	9,609	(11,074)	(1,465)
CMBX BBB- Series 16 Index		4/2065	Goldman Sachs & Co LLC	(3%)	Monthly	30,000	5,766	(7,293)	(1,527)
CMBX BBB- Series 16 Index		4/2065	Citigroup Global Markets Ltd	(3%)	Monthly	20,000	3,844	(3,363)	481
CMBX BB Series 18 Index		12/2057	Goldman Sachs & Co LLC	(5%)	Monthly	100,000	15,919	(14,453)	1,466
CMBX BB Series 18 Index		12/2057	Morgan Stanley Capital Services LLC	(5%)	Monthly	100,000	15,919	(14,271)	1,648
CMBX AAA Series 13 Index		12/2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	990,000	(7,178)	(15,155)	(22,333)
CMBX AAA Series 13 Index		12/2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	620,000	(4,496)	(3,956)	(8,452)
CMBX AAA Series 13 Index		12/2072	Citigroup Global Markets Ltd	(0.5%)	Monthly	760,000	(5,511)	(7,811)	(13,322)

TOTAL BUY PROTECTION							171,988	(194,515)	(22,527)
Sell Protection
CMBX AAA Series 13 Index	NR	12/2072	Morgan Stanley Capital Services LLC	0.5%	Monthly	1,490,000	10,804	32,318	43,122
CMBX AAA Series 13 Index	NR	12/2072	Morgan Stanley Capital Services LLC	0.5%	Monthly	880,000	6,381	19,630	26,011
CMBX AAA Series 17 Index	NR	12/2056	Citigroup Global Markets Ltd	0.5%	Monthly	700,000	(6,205)	16,589	10,384
CMBX AAA Series 17 Index	NR	12/2056	Morgan Stanley Capital Services LLC	0.5%	Monthly	200,000	(1,773)	3,104	1,331
CMBX AAA Series 17 Index	NR	12/2056	Citigroup Global Markets Ltd	0.5%	Monthly	500,000	(4,432)	6,444	2,012
CMBX AAA Series 17 Index	NR	12/2056	Morgan Stanley Capital Services LLC	0.5%	Monthly	700,000	(6,205)	10,214	4,009
CMBX AAA Series 17 Index	NR	12/2056	Goldman Sachs & Co LLC	0.5%	Monthly	1,300,000	(11,524)	16,533	5,009
CMBX AAA Series 17 Index	NR	12/2056	JPMorgan Securities LLC	0.5%	Monthly	1,000,000	(8,865)	10,823	1,958
CMBX AAA Series 17 Index	NR	12/2056	Citigroup Global Markets Ltd	0.5%	Monthly	900,000	(7,978)	13,379	5,401
CMBX AAA Series 17 Index	NR	12/2056	Citigroup Global Markets Ltd	0.5%	Monthly	1,300,000	(11,524)	19,371	7,847
CMBX AAA Series 17 Index	NR	12/2056	Citigroup Global Markets Ltd	0.5%	Monthly	1,200,000	(10,638)	16,837	6,199
CMBX BB Series 15 Index	NR	11/2064	Goldman Sachs & Co LLC	5%	Monthly	200,000	(41,490)	48,936	7,446
CMBX BB Series 15 Index	NR	11/2064	Morgan Stanley Capital Services LLC	5%	Monthly	100,000	(20,745)	23,840	3,095
CMBX BB Series 17 Index	NR	12/2056	Citigroup Global Markets Ltd	5%	Monthly	200,000	(46,543)	42,843	(3,700)
CMBX BB Series 17 Index	NR	12/2056	Goldman Sachs & Co LLC	5%	Monthly	100,000	(23,272)	20,972	(2,300)

TOTAL SELL PROTECTION							(184,009)	301,833	117,824
TOTAL CREDIT DEFAULT SWAPS							(12,021)	107,318	95,297

(1)Notional amount is stated in U.S. Dollars unless otherwise noted.
(2)Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.
(3)The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.
Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount(2)	Value ($)	Upfront Premium Received/ (Paid) ($)	Unrealized Appreciation/ (Depreciation) ($)
3.75%	Annual	U.S. SOFR Index(3)	Annual	LCH	9/2036	8,438,000	(194,416)	248,596	54,180
U.S. SOFR Index(3)	Annual	3%	Annual	LCH	9/2028	112,222,000	2,164,894	(2,178,942)	(14,048)
U.S. SOFR Index(3)	Annual	3.25%	Annual	LCH	9/2030	9,044,000	221,951	(248,346)	(26,395)
4%	Annual	U.S. SOFR Index(3)	Annual	LCH	9/2046	435,000	(14,087)	19,840	5,753
4%	Annual	U.S. SOFR Index(3)	Annual	LCH	9/2056	2,846,000	(91,740)	138,743	47,003
TOTAL INTEREST RATE SWAPS							2,086,602	(2,020,109)	66,493

(1)Swaps with LCH Clearnet Group (LCH) are centrally cleared swaps.
(2)Notional amount is stated in U.S. Dollars unless otherwise noted.
(3)Represents floating rate.
Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(d)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $864,693.
(f)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared swaps. At period end, the value of securities pledged amounted to $1,743,808.
(g)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $611,068,994 or 16.9% of net assets.

(h)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(i)	Level 3 security.
(j)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(k)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(l)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(m)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	74,596,391	464,487,803	525,709,667	1,236,796	(2,587)	-	13,371,940	13,369,266	0.0%
Fidelity Securities Lending Cash Central Fund	-	287,107,378	287,107,378	6,091	-	-	-	-	0.0%
Fidelity Specialized High Income Central Fund	18,308,892	570,040	-	570,087	-	(118,968)	18,759,964	209,773	6.9%
Total	92,905,283	752,165,221	812,817,045	1,812,974	(2,587)	(118,968)	32,131,904

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of June 30, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Asset-Backed Securities	338,944,548	-	338,944,548	-

Bank Notes
Financials	2,532,240	-	2,532,240	-

Collateralized Mortgage Obligations	62,624,043	-	62,624,043	-

Commercial Mortgage Securities	211,943,853	-	209,489,817	2,454,036

Fixed-Income Funds	18,759,964	18,759,964	-	-

Foreign Government and Government Agency Obligations	5,336,356	-	5,336,356	-

Municipal Securities
Transportation	476,248	-	476,248	-

Non-Convertible Corporate Bonds
Communication Services	64,308,957	-	64,308,957	-
Consumer Discretionary	12,129,791	-	12,129,791	-
Consumer Staples	12,403,578	-	12,403,578	-
Energy	75,656,872	-	75,656,872	-
Financials	376,613,305	-	376,613,305	-
Health Care	31,458,817	-	31,458,817	-
Industrials	32,570,733	-	32,570,733	-
Information Technology	41,738,767	-	41,738,767	-
Materials	5,503,421	-	5,503,421	-
Real Estate	80,320,353	-	80,320,353	-
Utilities	49,334,939	-	49,334,939	-

U.S. Government Agency - Mortgage Securities	662,523,916	-	662,523,916	-

U.S. Treasury Obligations	1,731,917,954	-	1,731,917,954	-

Money Market Funds	13,371,940	13,371,940	-	-

Purchased Swaptions	1,846,244	-	1,846,244	-
Total Investments in Securities:	3,832,316,839	32,131,904	3,797,730,899	2,454,036
Derivative Instruments:

Assets
Futures Contracts	35,807	35,807	-	-
Swaps	2,593,203	-	2,593,203	-
Total Assets	2,629,010	35,807	2,593,203	-

Liabilities
Futures Contracts	(102,014)	(102,014)	-	-
Swaps	(518,622)	-	(518,622)	-
Written Swaptions	(1,036,570)	-	(1,036,570)	-
Total Liabilities	(1,657,206)	(102,014)	(1,555,192)	-
Total Derivative Instruments:	971,804	(66,207)	1,038,011	-
Other Financial Instruments:

TBA Sale Commitments	(105,441,521)	-	(105,441,521)	-
Total Other Financial Instruments:	(105,441,521)	-	(105,441,521)	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2026. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Credit Risk
Swaps (a)	206,358	(218,379)
Total Credit Risk	206,358	(218,379)
Interest Rate Risk
Futures Contracts (b)	35,807	(102,014)
Purchased Swaptions (c)	1,846,244	-
Swaps (d)	2,386,845	(300,243)
Written Swaptions (e)	-	(1,036,570)
Total Interest Rate Risk	4,269,896	(1,438,827)
Total Value of Derivatives	4,476,254	(1,657,206)

(a)For bi-lateral over-the-counter (OTC) swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-item(s).
(b)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
(c)Gross value is included in the Statement of Assets and Liabilities in the investments in securities, at value line-item.
(d)For centrally cleared swaps, reflects gross value as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin for centrally cleared swaps is included in receivable or payable for daily variation margin on centrally cleared swaps, and the net cumulative appreciation (depreciation) for centrally cleared swaps is included in Total accumulated earnings (loss).
(e)Gross value is presented in the Statement of Assets and Liabilities in the written options, at value line-item.
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of June 30, 2026 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $3,868,265,491)	$3,800,184,935
Fidelity Central Funds (cost $31,761,427)	32,131,904

Total Investment in Securities (cost $3,900,026,918)		$3,832,316,839
Cash		1,295,283
Receivable for investments sold		91,468,838
Receivable for premium on written options		1,103,835
Receivable for TBA sale commitments		105,426,112
Receivable for fund shares sold		1,251,334
Interest receivable		34,693,702
Distributions receivable from Fidelity Central Funds		170,871
Receivable for daily variation margin on centrally cleared swaps		58,738
Bi-lateral OTC swaps, at value		206,358
Total assets		4,067,991,910
Liabilities
Payable for investments purchased
Regular delivery	$46,203,445
Delayed delivery	246,020,852
TBA sale commitments, at value	105,441,521
Payable for fund shares redeemed	47,126,034
Bi-lateral OTC swaps, at value	218,379
Accrued management fee	1,194,869
Payable for variation margin on futures contracts	121,674
Written options, at value (premium receivable $1,103,835)	1,036,570
Other payables and accrued expenses	72,411
Total liabilities		447,435,755
Net Assets		$3,620,556,155
Net Assets consist of:
Paid in capital		$3,736,992,331
Total accumulated earnings (loss)		(116,436,176)
Net Assets		$3,620,556,155

Net Asset Value and Maximum Offering Price
Initial Class :
Net Asset Value, offering price and redemption price per share ($985,054,259 ÷ 103,386,244 shares)		$9.53
Investor Class :
Net Asset Value, offering price and redemption price per share ($2,635,501,896 ÷ 276,503,121 shares)		$9.53
Statement of Operations
Six months ended June 30, 2026 (Unaudited)
Investment Income
Interest		$80,092,098
Income from Fidelity Central Funds (including $6,091 from security lending)		1,812,974
Total income		81,905,072
Expenses
Management fee	$7,036,929
Custodian fees and expenses	76,988
Independent trustees' fees and expenses	3,557
Registration fees	20,120
Audit fees	27,026
Legal	3,452
Miscellaneous	21,547
Total expenses before reductions	7,189,619
Expense reductions	(6,809)
Total expenses after reductions		7,182,810
Net Investment income (loss)		74,722,262
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(17,933,470)
Fidelity Central Funds	(2,587)
Futures contracts	(1,112,594)
Swaps	1,763,938
Total net realized gain (loss)		(17,284,713)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(32,496,965)
Fidelity Central Funds	(118,968)
Futures contracts	(72,441)
Swaps	279,904
Written options	67,265
TBA sale commitments	(9,817)
Total change in net unrealized appreciation (depreciation)		(32,351,022)
Net gain (loss)		(49,635,735)
Net increase (decrease) in net assets resulting from operations		$25,086,527
Statement of Changes in Net Assets

	Six months ended June 30, 2026 (Unaudited)	Year ended December 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$74,722,262	$143,196,876
Net realized gain (loss)	(17,284,713)	(16,162,281)
Change in net unrealized appreciation (depreciation)	(32,351,022)	101,262,565
Net increase (decrease) in net assets resulting from operations	25,086,527	228,297,160
Distributions to shareholders	(1,141,801)	(143,442,174)

Share transactions - net increase (decrease)	22,599,730	239,487,445
Total increase (decrease) in net assets	46,544,456	324,342,431

Net Assets
Beginning of period	3,574,011,699	3,249,669,268
End of period	$3,620,556,155	$3,574,011,699

Financial Highlights
VIP Investment Grade Bond II Portfolio Initial Class

	Six months ended June 30, 2026 (Unaudited)	Years ended December 31, 2025	2024	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$9.47	$9.21	$9.46	$9.29	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.199	.412	.402	.370	.191
Net realized and unrealized gain (loss)	(.136)	.246	(.245)	.167	(.721)
Total from investment operations	.063	.658	.157	.537	(.530)
Distributions from net investment income	(.003)	(.398)	(.407)	(.367)	(.180)
Total distributions	(.003)	(.398)	(.407)	(.367)	(.180)
Net asset value, end of period	$9.53	$9.47	$9.21	$9.46	$9.29
Total Return D,E,F	.67%	7.15%	1.59%	5.91%	(5.31)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.38% I	.38%	.40%	.41%	.40% I
Expenses net of fee waivers, if any	.38 % I	.38%	.40%	.40%	.40% I
Expenses net of all reductions, if any	.38% I	.38%	.39%	.40%	.40% I
Net investment income (loss)	4.21% I	4.32%	4.22%	3.93%	3.32% I
Supplemental Data
Net assets, end of period (000 omitted)	$985,054	$1,030,511	$851,074	$647,893	$528,508
Portfolio turnover rate J	177 % I	182%	217%	190%	225% I,K

AFor the period May 27, 2022 (commencement of operations) through December 31, 2022.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
VIP Investment Grade Bond II Portfolio Investor Class

	Six months ended June 30, 2026 (Unaudited)	Years ended December 31, 2025	2024	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$9.47	$9.21	$9.46	$9.29	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.197	.409	.399	.367	.189
Net realized and unrealized gain (loss)	(.134)	.246	(.249)	.167	(.721)
Total from investment operations	.063	.655	.150	.534	(.532)
Distributions from net investment income	(.003)	(.395)	(.400)	(.364)	(.178)
Total distributions	(.003)	(.395)	(.400)	(.364)	(.178)
Net asset value, end of period	$9.53	$9.47	$9.21	$9.46	$9.29
Total Return D,E,F	.67%	7.12%	1.52%	5.88%	(5.33)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.41% I	.41%	.42%	.44%	.44% I
Expenses net of fee waivers, if any	.41 % I	.41%	.42%	.44%	.43% I
Expenses net of all reductions, if any	.41% I	.41%	.42%	.44%	.43% I
Net investment income (loss)	4.19% I	4.29%	4.20%	3.89%	3.29% I
Supplemental Data
Net assets, end of period (000 omitted)	$2,635,502	$2,543,501	$2,398,595	$2,474,136	$2,279,803
Portfolio turnover rate J	177 % I	182%	217%	190%	225% I,K

AFor the period May 27, 2022 (commencement of operations) through December 31, 2022.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements
 (Unaudited)
For the period ended June 30, 2026

1. Organization.
VIP Investment Grade Bond II Portfolio (the Fund) is a fund of Variable Insurance Products Fund V (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Specialized High Income Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks a high level of current income by normally investing in income-producing debt securities, with an emphasis on lower-quality debt securities.	Delayed Delivery & When Issued Securities Foreign Securities Loans & Direct Debt Instruments Restricted Securities	Less than .005%
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the investing fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's portfolio management team, part of the investment adviser, serves as the chief operating decision maker (CODM) and directs the Fund's investments in accordance with its investment objective and policies, with support from others responsible for oversight functions. The information reviewed by the CODM is consistent with the Fund's financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities and U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Brokers which make markets in asset backed securities, collateralized mortgage obligations and commercial mortgage securities may also consider such factors as the structure of the issue, cash flow assumptions, the value of underlying assets as well as any guarantees. Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using service or broker-supplied valuations and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2026 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, swaps, capital loss carryforwards and losses deferred due to wash sales and futures transactions.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$17,379,740
Gross unrealized depreciation	(85,154,026)
Net unrealized appreciation (depreciation)	$(67,774,286)
Tax cost	$3,900,238,561

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(45,757,157)
Long-term	(58,223,049)
Total capital loss carryforward	$(103,980,206)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. TBA securities involve buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. Funds may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or a fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to a fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Schedule of Investments under the caption "TBA Sale Commitments." The value of these commitments and proceeds to be received at contractual settlement date are reflected in the Statement of Assets and Liabilities as "TBA sale commitments, at value" and "Receivable for TBA sale commitments," respectively. A fund realizes a gain or loss on settlement, either through the acquisition of an offsetting TBA purchase commitment on or before the sale commitment date, or by delivery of the securities under the commitment.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts, swaps and options. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to a fund.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as options and bi-lateral swaps, a fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives a fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, a fund receives collateral in the form of cash or securities once net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the custodian bank in accordance with the collateral agreements entered into between a fund, the counterparty and the custodian bank. A fund could experience delays and costs in gaining access to the collateral even though it is held by the custodian bank. The maximum risk of loss to a fund from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to a fund. For OTC written options with upfront premiums received, a fund is obligated to perform and therefore does not have counterparty risk. For OTC written options with premiums to be received at a future date, the maximum risk of loss from counterparty credit risk is the amount of the premium in excess of any collateral pledged by the counterparty. A fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)($)	Change in Net Unrealized Appreciation (Depreciation)($)
VIP Investment Grade Bond II Portfolio
Credit Risk
Swaps	(558)	56,140
Total Credit Risk	(558)	56,140
Interest Rate Risk
Futures Contracts	(1,112,594)	(72,441)
Purchased Options	(955,768)	767,141
Written Options	-	67,265
Swaps	1,764,496	223,764
Total Interest Rate Risk	(303,866)	985,729
Totals	(304,424)	1,041,869

If there are any open positions at period end, a summary of the value of derivatives by primary risk exposure is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily. Subsequent payments from or to a fund are made as needed depending on the fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. OTC options, such as swaptions, which are options where the underlying instrument is a swap, were used to manage exposure to fluctuations in interest rates.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed, a gain or loss is realized depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included in the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable, and are representative of volume of activity during the period.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap. A centrally cleared swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in total accumulated earnings (loss) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Centrally cleared swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented in segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities. Centrally cleared swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin on centrally cleared swaps in the Statement of Assets and Liabilities. Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in total accumulated earnings (loss) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

For both bi-lateral and centrally cleared swaps, payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps", and are representative of volume of activity during the period, unless an average notional amount is presented in the table below.

Average Notional Amount ($)
VIP Investment Grade Bond II Portfolio	153,591,530

Credit Default Swaps. Credit default swaps enable a fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. A fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, a fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, a fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where a fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. A fund enters into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
VIP Investment Grade Bond II Portfolio	1,666,299,537	1,663,632,498
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

The Fund's management contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Initial Class	.38
Investor Class	.41

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Initial Class	.37
Investor Class	.40

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.

Amount ($)
VIP Investment Grade Bond II Portfolio	2,270
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. For cash collateral, securities lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received and is presented in the Statement of Operations as a component of income from Fidelity Central Funds. For non-cash collateral, securities lending income represents fees received from borrowers as compensation for the securities loaned and is presented in the Statement of Operations in security lending. Securities lending income is reduced by any lending agent fees associated with the loan. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
VIP Investment Grade Bond II Portfolio	656	-	-
9. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $6,809.
10. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2026	Year ended December 31, 2025
VIP Investment Grade Bond II Portfolio
Distributions to shareholders
Initial Class	$328,884	$41,420,132
Investor Class	812,917	102,022,042
Total	$1,141,801	$143,442,174
11. Share Transactions.
Transactions for each class of shares were as follows and may contain in-kind transactions:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2026	Year ended December 31, 2025	Six months ended June 30, 2026	Year ended December 31, 2025
VIP Investment Grade Bond II Portfolio
Initial Class
Shares sold	11,511,831	34,588,640	$109,314,082	$329,300,559
Reinvestment of distributions	34,289	4,377,531	328,830	41,408,515
Shares redeemed	(17,033,707)	(22,507,477)	(161,910,843)	(215,249,471)
Net increase (decrease)	(5,487,587)	16,458,694	$(52,267,931)	$155,459,603
Investor Class
Shares sold	27,153,277	51,405,391	$257,600,179	$493,634,279
Reinvestment of distributions	84,684	10,786,588	812,970	102,022,042
Shares redeemed	(19,319,808)	(53,951,003)	(183,545,488)	(511,628,479)
Net increase (decrease)	7,918,153	8,240,976	$74,867,661	$84,027,842
12. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.

	VIP FundsManager 50% Portfolio	VIP FundsManager 60% Portfolio
VIP Investment Grade Bond II Portfolio	19%	32%

Mutual funds managed by the investment adviser or its affiliates, in aggregate, were the owners of record of more than 20% of the total outstanding shares.

Fund	% of shares held
VIP Investment Grade Bond II Portfolio	90
13. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.9905667.104
VIGBI-SANN-0826

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Variable Insurance Products Fund V’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Variable Insurance Products Fund V’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variable Insurance Products Fund V

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	August 21, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	August 21, 2026

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	August 21, 2026